UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2009. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AXA Franklin Small Cap Value Core Portfolio‡	453,816	$3,684,558
EQ/BlackRock Basic Value Equity Portfolio‡	1,305,742	15,327,327
EQ/BlackRock International Value Portfolio‡	827,810	9,362,514
EQ/Boston Advisors Equity Income Portfolio‡	995,239	4,571,195
EQ/Core Bond Index Portfolio‡	859,349	8,281,513
EQ/Davis New York Venture Portfolio‡	733,023	6,143,821
EQ/Equity Growth PLUS Portfolio‡	462,967	5,689,032
EQ/GAMCO Mergers & Acquisitions Portfolio‡	781,354	8,981,894
EQ/GAMCO Small Company Value Portfolio‡	307,521	8,784,595
EQ/Global Bond PLUS Portfolio‡	1,618,120	15,734,277
EQ/Global Multi-Sector Equity Portfolio‡	1,143,489	12,547,928
EQ/International Core PLUS Portfolio‡	2,351,096	20,941,233
EQ/Large Cap Core PLUS Portfolio‡	1,891,065	12,878,358
EQ/Large Cap Growth PLUS Portfolio‡	930,980	13,147,197
EQ/Large Cap Value PLUS Portfolio‡	705,252	6,308,958
EQ/Quality Bond PLUS Portfolio‡	453,305	4,197,498
EQ/Small Company Index Portfolio‡	60,621	499,320
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	91,100	9,372,368
iShares Cohen & Steers Realty Majors Index Fund	175,600	8,537,672
iShares COMEX Gold Trust*	103,890	10,277,838
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	57,220	2,905,059
iShares FTSE/Xinhua China 25 Index Fund	27,200	1,113,568
iShares JP Morgan USD Emerging Markets Bond Fund	26,510	2,731,060
iShares MSCI EAFE Small Cap Index Fund	110,100	3,995,529
iShares MSCI Emerging Markets Index Fund	118,700	4,618,617
iShares S&P Developed ex-U.S. Property Index Fund	53,800	1,692,548
iShares S&P Global Clean Energy Index Fund	26,310	615,391
iShares S&P Global Energy Sector Index Fund	48,810	1,664,421
iShares S&P North American Natural Resources Sector Index Fund	178,660	5,797,517
iShares Silver Trust*	264,050	4,325,139
Multimanager Core Bond Portfolio‡	840,376	8,727,271
Multimanager International Equity Portfolio‡	688,387	7,327,979
Multimanager Large Cap Core Equity Portfolio‡	820,756	$7,200,612
Multimanager Large Cap Value Portfolio‡	1,015,122	8,659,468
Multimanager Mid Cap Growth Portfolio*‡	259,726	1,786,836
Multimanager Mid Cap Value Portfolio‡	480,800	3,801,378
Multimanager Small Cap Growth Portfolio*‡	977,869	6,477,695
Multimanager Small Cap Value Portfolio‡	99,088	845,500
SPDR Barclays Capital High Yield Bond ETF	134,400	5,173,056
SPDR S&P Emerging Asia Pacific ETF	13,300	925,281

Total Investment Companies (99.8%) (Cost $291,190,263)		265,653,021

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $1,392,733)	$1,392,733	1,392,733

Total Investments (100.3%) (Cost/Amortized Cost $292,582,996)		267,045,754
Other Assets Less Liabilities (-0.3%)		(899,795)

Net Assets (100%)		$266,145,959

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	$5,222,730	$37,742	$4,311,283	$3,684,558	$951	$(1,950,205)
EQ/AXA Rosenberg Value Long/Short Equity Portfolio(b)	10,843,701	1,651,903	5,554,443	—	—	(499,277)
EQ/BlackRock Basic Value Equity Portfolio	17,052,035	126,758	7,321,354	15,327,327	27,523	(2,461,435)
EQ/BlackRock International Value Portfolio	8,662,371	66,254	3,258,275	9,362,514	3,829	(1,805,958)
EQ/Boston Advisors Equity Income Portfolio	4,764,206	23,239	539,339	4,571,195	1,610	(51,600)
EQ/Core Bond Index Portfolio(c)	—	5,451,090	5,451,090	8,281,513	2,559	240,220
EQ/Davis New York Venture Portfolio	5,952,868	4,911,357	9,293,958	6,143,821	—	(4,389,168)
EQ/Equity Growth PLUS Portfolio(d)	4,922,941	5,572	215,098	5,689,032	—	(79,331)
EQ/GAMCO Mergers & Acquisitions Portfolio	6,549,376	2,217,928	931,755	8,981,894	—	(166,481)
EQ/GAMCO Small Company Value Portfolio	7,727,202	39,940	2,151,535	8,784,595	379	(741,862)
EQ/Global Bond PLUS Portfolio(e)	2,864,906	13,009,082	588,154	15,734,277	59,057	(13,667)
EQ/Global Multi-Sector Equity Portfolio(f)	6,711,240	2,695,932	2,101,520	12,547,928	4,663	(1,172,967)
EQ/Intermediate Government Bond Index Portfolio(g)	—	1,092,047	1,092,047	—	—	(9,219)
EQ/International Core PLUS Portfolio	19,275,554	108,533	7,532,120	20,941,233	—	(4,041,912)
EQ/Large Cap Core PLUS Portfolio	9,933,140	6,004,863	6,475,524	12,878,358	—	(35,891)
EQ/Large Cap Growth PLUS Portfolio	13,340,694	93,170	3,834,542	13,147,197	2,212	(782,863)
EQ/Large Cap Value PLUS Portfolio	870,846	4,121,311	255,918	6,308,958	280	(109,208)
EQ/Long Term Bond Portfolio(h)	14,017,431	667,216	6,003,417	—	620,577	(481,606)
EQ/Mid Cap Value PLUS Portfolio	—	—	9,182,140	—	—	245,089
EQ/Money Market Portfolio	2,650,160	1,259	2,651,419	—	1,259	(18)
EQ/PIMCO Ultra Short Bond Portfolio(i)	7,665,704	17,516	16,565,706	—	—	(1,517,123)
EQ/Quality Bond PLUS Portfolio	3,698,534	2,578,524	2,649,039	4,197,498	12,997	(315,623)
EQ/Short Duration Bond Portfolio(b)	10,061,043	62,316	10,303,191	—	44,518	(687,352)
EQ/Small Company Index Portfolio	2,235,285	5,806	2,093,317	499,320	—	(167,906)
EQ/Van Kampen Real Estate Portfolio(j)	5,751,777	2,756,025	2,348,056	—	198,222	(1,380,941)
Multimanager Core Bond Portfolio	10,314,111	372,672	2,433,432	8,727,271	237,716	16,579
Multimanager International Equity Portfolio	11,309,261	43,882	10,771,977	7,327,979	5,803	(4,924,852)
Multimanager Large Cap Core Equity Portfolio	9,899,127	57,213	6,571,364	7,200,612	—	(1,968,832)
Multimanager Large Cap Value Portfolio	8,797,214	45,699	2,653,130	8,659,468	—	(1,113,702)
Multimanager Mid Cap Growth Portfolio	1,528,771	9,576	429,578	1,786,836	—	(210,007)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager Mid Cap Value Portfolio	$4,241,342	$54,222	$2,890,812	$3,801,378	$29,302	$(1,073,317)
Multimanager Multi-Sector Bond Portfolio(k)	2,486,173	4,970	3,814,198	—	—	(1,256,124)
Multimanager Small Cap Growth Portfolio	5,547,444	23,464	783,421	6,477,695	—	(242,476)
Multimanager Small Cap Value Portfolio	691,545	231	8,777	845,500	—	(2,016)

	$225,588,732	$48,357,312	$143,060,929	$201,907,957	$1,253,457	$(33,151,051)

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio

(b)	merged into EQ/PIMCO Ultra Short Bond Portfolio

(c)	formerly known as EQ/JPMorgan Core Bond Portfolio

(d)	formerly known as EQ/Marsico Focus Portfolio and EQ/Focus PLUS Portfolio

(e)	formerly known as EQ/Evergreen International Bond Portfolio

(f)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(g)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

(h)	merged into EQ/Core Bond Index Portfolio

(i)	formerly known as EQ/PIMCO Real Return Portfolio

(j)	merged into EQ/Mid Cap Value PLUS Portfolio

(k)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Exchange Traded Funds (ETFs)	$63,745,064	$—	$—	$63,745,064
Investment Companies	—	201,907,957	—	201,907,957
Short-Term Investments	—	1,392,733	—	1,392,733

Total Asset	$63,745,064	$203,300,690	$—	$267,045,754

Total Liability	$—	$—	$—	$—

Total	$63,745,064	$203,300,690	$—	$267,045,754

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$89,962,987
Net Proceeds of Sales and Redemptions:
Investment Companies	$115,360,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,565,133
Aggregate gross unrealized depreciation	(39,030,536)

Net unrealized depreciation	$(25,465,403)

Federal income tax cost of investments	$292,511,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I*‡	25,492	$314,213
AXA Tactical Manager 400 Portfolio-I*‡	7,261	89,134
AXA Tactical Manager 500 Portfolio-I*‡	125,633	1,490,994
AXA Tactical Manager International Portfolio-I*‡	30,354	371,008
EQ/Core Bond Index Portfolio‡	769,289	7,413,611
EQ/Intermediate Government Bond Index Portfolio‡	132,930	1,299,198

Total Investments (99.5%) (Cost $10,787,135)		10,978,158
Other Assets Less Liabilities (0.5%)		51,193

Net Assets (100%)		$11,029,351

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$—	$303,600	$—	$314,213	$—	$—
AXA Tactical Manager 400 Portfolio-I	—	85,911	—	89,134	—	—
AXA Tactical Manager 500 Portfolio-I	—	1,451,894	—	1,490,994	—	—
AXA Tactical Manager International Portfolio-I	—	360,841	—	371,008	—	—
EQ/Core Bond Index Portfolio(a)	—	7,406,930	109,397	7,413,611	384	1,174
EQ/Equity 500 Index Portfolio	—	374,127	374,127	—	—	15,733
EQ/Intermediate Government Bond Index Portfolio(b)	—	1,306,863	19,507	1,299,198	—	5
EQ/International ETF Portfolio	—	195,378	195,378	—	—	12,060
EQ/Large Cap Growth Index Portfolio	—	209,464	209,464	—	1	7,667
EQ/Large Cap Value Index Portfolio	—	209,463	209,463	—	—	10,217
EQ/Mid Cap Index Portfolio	—	47,725	47,725	—	—	2,785
EQ/Small Company Index Portfolio	—	165,848	165,848	—	—	7,951

	$—	$12,118,044	$1,330,909	$10,978,158	$385	$57,592

*	The Portfolio commenced operations on April 30, 2009.

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$10,978,158	$—	$10,978,158

Total Asset	$—	$10,978,158	$—	$10,978,158

Total Liability	$—	$—	$—	$—

Total	$—	$10,978,158	$—	$10,978,158

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$12,118,044
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,388,315

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,023
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$191,023

Federal income tax cost of investments	$10,787,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I*‡	75,731	$933,443
AXA Tactical Manager 400 Portfolio-I*‡	27,703	340,076
AXA Tactical Manager 500 Portfolio-I*‡	420,070	4,985,337
AXA Tactical Manager International Portfolio-I*‡	100,206	1,224,797
EQ/Core Bond Index Portfolio‡	950,780	9,162,635
EQ/Intermediate Government Bond Index Portfolio‡	164,314	1,605,925

Total Investments (98.0%) (Cost $17,906,939)		18,252,213
Other Assets Less Liabilities (2.0%)		378,078

Net Assets (100%)		$18,630,291

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$—	$900,838	$—	$933,443	$—	$—
AXA Tactical Manager 400 Portfolio-I	—	327,962	—	340,076	—	—
AXA Tactical Manager 500 Portfolio-I	—	4,858,087	—	4,985,337	—	—
AXA Tactical Manager International Portfolio-I	—	1,192,507	—	1,224,797	—	—
EQ/Core Bond Index Portfolio(a)	—	9,033,698	109	9,162,635	428	2
EQ/Equity 500 Index Portfolio	—	1,111,019	1,111,019	—	—	53,159
EQ/Intermediate Government Bond Index Portfolio(b)	—	1,593,976	20	1,605,925	—	—	#
EQ/International ETF Portfolio	—	591,840	591,840	—	—	40,947
EQ/Large Cap Growth Index Portfolio	—	642,946	642,946	—	3	25,823
EQ/Large Cap Value Index Portfolio	—	642,942	642,942	—	—	36,228
EQ/Mid Cap Index Portfolio	—	166,612	166,612	—	—	10,656
EQ/Small Company Index Portfolio	—	485,509	485,509	—	—	27,833

	$—	$21,547,936	$3,640,997	$18,252,213	$431	$194,648

*	The Portfolio commenced operations on April 30, 2009.

#	Rounds to less than $0.50

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$18,252,213	$—	$18,252,213

Total Asset	$—	$18,252,213	$—	$18,252,213

Total Liability	$—	$—	$—	$—

Total	$—	$18,252,213	$—	$18,252,213

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$21,547,936
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,835,097

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345,274
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$345,274

Federal income tax cost of investments	$17,906,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I*‡	209,031	$2,576,467
AXA Tactical Manager 400 Portfolio-I*‡	63,275	776,745
AXA Tactical Manager 500 Portfolio-I*‡	1,049,854	12,459,520
AXA Tactical Manager International Portfolio-I*‡	257,772	3,150,706
EQ/Core Bond Index Portfolio‡	1,614,334	15,557,282
EQ/Intermediate Government Bond Index Portfolio‡	279,094	2,727,736

Total Investments (98.7%) (Cost $36,508,781)		37,248,456
Other Assets Less Liabilities (1.3%)		504,914

Net Assets (100%)		$37,753,370

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$—	$2,495,359	$—	$2,576,467	$—	$—
AXA Tactical Manager 400 Portfolio-I	—	750,588	—	776,745	—	—
AXA Tactical Manager 500 Portfolio-I	—	12,152,841	—	12,459,520	—	—
AXA Tactical Manager International Portfolio-I	—	3,070,162	—	3,150,706	—	—
EQ/Core Bond Index Portfolio(a)	—	15,334,053	16	15,557,282	584	—	#
EQ/Equity 500 Index Portfolio	—	2,839,941	2,839,941	—	—	119,808
EQ/Intermediate Government Bond Index Portfolio(b)	—	2,705,797	3	2,727,736	—	—	#
EQ/International ETF Portfolio	—	1,506,417	1,506,417	—	—	93,603
EQ/Large Cap Growth Index Portfolio	—	1,587,871	1,587,871	—	7	56,532
EQ/Large Cap Value Index Portfolio	—	1,587,864	1,587,864	—	—	81,399
EQ/Mid Cap Index Portfolio	—	373,771	373,771	—	—	20,419
EQ/Small Company Index Portfolio	—	1,234,582	1,234,582	—	—	57,933

	$—	$45,639,246	$9,130,465	$37,248,456	$591	$429,694

*	The Portfolio commenced operations on April 30, 2009.

#	Rounds to less than $0.50

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$37,248,456	$—	$37,248,456

Total Asset	$—	$37,248,456	$—	$37,248,456

Total Liability	$—	$—	$—	$—

Total	$—	$37,248,456	$—	$37,248,456

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$45,639,246
Net Proceeds of Sales and Redemptions:
Investment Companies	$9,559,018

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$739,675
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$739,675

Federal income tax cost of investments	$36,508,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I*‡	548,812	$6,764,519
AXA Tactical Manager 400 Portfolio-I*‡	154,569	1,897,433
AXA Tactical Manager 500 Portfolio-I*‡	2,711,716	32,182,275
AXA Tactical Manager International Portfolio-I*‡	653,097	7,982,698
EQ/Core Bond Index Portfolio‡	2,771,677	26,710,550
EQ/Intermediate Government Bond Index Portfolio‡	479,246	4,683,921

Total Investments (97.8%) (Cost $78,552,319)		80,221,396
Other Assets Less Liabilities (2.2%)		1,776,203

Net Assets (100%)		$81,997,599

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$—	$6,552,432	$—	$6,764,519	$—	$—
AXA Tactical Manager 400 Portfolio-I	—	1,833,163	—	1,897,433	—	—
AXA Tactical Manager 500 Portfolio-I	—	31,398,601	—	32,182,275	—	—
AXA Tactical Manager International Portfolio-I	—	7,783,495	—	7,982,698	—	—
EQ/Core Bond Index Portfolio(a)	—	26,356,023	18,790	26,710,550	1,161	174
EQ/Equity 500 Index Portfolio	—	6,970,027	6,970,027	—	—	306,843
EQ/Intermediate Government Bond Index Portfolio(b)	—	4,650,771	3,376	4,683,921	—	(29)
EQ/International ETF Portfolio	—	3,636,465	3,636,465	—	—	230,039
EQ/Large Cap Growth Index Portfolio	—	3,902,136	3,902,136	—	21	147,627
EQ/Large Cap Value Index Portfolio	—	3,902,115	3,902,115	—	—	204,001
EQ/Mid Cap Index Portfolio	—	878,290	878,290	—	—	50,952
EQ/Small Company Index Portfolio	—	3,084,830	3,084,830	—	—	153,226

	$—	$100,948,348	$22,396,029	$80,221,396	$1,182	$1,092,833

*	The Portfolio commenced operations on April 30, 2009.

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$80,221,396	$—	$80,221,396

Total Asset	$—	$80,221,396	$—	$80,221,396

Total Liability	$—	$—	$—	$—

Total	$—	$80,221,396	$—	$80,221,396

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$100,948,348
Net Proceeds of Sales and Redemptions:
Investment Companies	$23,485,445

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,669,077
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,669,077

Federal income tax cost of investments	$78,552,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I*‡	555,971	$6,852,756
AXA Tactical Manager 400 Portfolio-I*‡	164,412	2,018,258
AXA Tactical Manager 500 Portfolio-I*‡	2,782,298	33,019,932
AXA Tactical Manager International Portfolio-I*‡	677,570	8,281,823
EQ/Core Bond Index Portfolio‡	1,840,452	17,736,370
EQ/Intermediate Government Bond Index Portfolio‡	318,471	3,112,582

Total Investments (97.9%) (Cost $69,514,522)		71,021,721
Other Assets Less Liabilities (2.1%)		1,521,665

Net Assets (100%)		$72,543,386

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2009, were as follows:

Securities	Market Value April 30, 2009*	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$—	$6,641,771	$—	$6,852,756	$—	$—
AXA Tactical Manager 400 Portfolio-I	—	1,952,041	—	2,018,258	—	—
AXA Tactical Manager 500 Portfolio-I	—	32,234,618	—	33,019,932	—	—
AXA Tactical Manager International Portfolio-I	—	8,083,705	—	8,281,823	—	—
EQ/Core Bond Index Portfolio(a)	—	17,521,861	9,687	17,736,370	428	131
EQ/Equity 500 Index Portfolio	—	6,662,021	6,662,021	—	—	235,008
EQ/Intermediate Government Bond Index Portfolio(b)	—	3,091,951	1,738	3,112,582	—	(6)
EQ/International ETF Portfolio	—	3,510,126	3,510,126	—	—	185,750
EQ/Large Cap Growth Index Portfolio	—	3,711,975	3,711,975	—	12	115,025
EQ/Large Cap Value Index Portfolio	—	3,711,963	3,711,963	—	—	153,870
EQ/Mid Cap Index Portfolio	—	863,187	863,187	—	—	39,590
EQ/Small Company Index Portfolio	—	2,905,112	2,905,112	—	—	111,932

	$—	$90,890,331	$21,375,809	$71,021,721	$440	$841,300

*	The Portfolio commenced operations on April 30, 2009.

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$71,021,721	$—	$71,021,721

Total Asset	$—	$71,021,721	$—	$71,021,721

Total Liability	$—	$—	$—	$—

Total	$—	$71,021,721	$—	$71,021,721

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$90,890,331
Net Proceeds of Sales and Redemptions:
Investment Companies	$22,215,163

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,507,199
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,507,199

Federal income tax cost of investments	$69,514,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	55,930,379	$445,154,457
EQ/Mutual Large Cap Equity Portfolio‡	58,058,329	446,193,917
EQ/Templeton Global Equity Portfolio‡	56,786,885	452,397,296

Total Investments (100.1%) (Cost $1,617,532,645)		1,343,745,670
Other Assets Less Liabilities (-0.1%)		(982,845)

Net Assets (100%)		$1,342,762,825

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio(a)	$363,212,608	$29,979,910	$59,212,040	$445,154,457	$78,575	$(21,082,508)
EQ/Mutual Large Cap Equity Portfolio(b)	339,071,820	44,901,336	19,677,782	446,193,917	—	(8,548,251)
EQ/Templeton Global Equity Portfolio(c)	327,797,540	41,902,233	19,492,237	452,397,296	—	(8,362,372)

	$1,030,081,968	$116,783,479	$98,382,059	$1,343,745,670	$78,575	$(37,993,131)

(a)	formerly known as EQ/Franklin Income Portfolio and EQ/AXA Franklin Income Core Portfolio

(b)	formerly known as EQ/Mutual Shares Portfolio and EQ/AXA Mutual Shares Core Portfolio

(c)	formerly known as EQ/Templeton Growth Portfolio and EQ/AXA Templeton Growth Core Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$1,343,745,670	$—	$1,343,745,670

Total Asset	$—	$1,343,745,670	$—	$1,343,745,670

Total Liability	$—	$—	$—	$—

Total	$—	$1,343,745,670	$—	$1,343,745,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$116,783,479
Net Proceeds of Sales and Redemptions:
Investment Companies	$60,388,928

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(273,786,975)

Net unrealized depreciation	$(273,786,975)

Federal income tax cost of investments	$1,617,532,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	165,868	$3,748,617
iShares MSCI Austria Investable Market Index Fund	25,741	564,757
iShares MSCI Belgium Investable Market Index Fund	52,639	683,781
iShares MSCI EAFE Growth Index Fund	222,809	11,886,860
iShares MSCI EAFE Index Fund	2,919,241	159,682,483
iShares MSCI EAFE Value Index Fund	233,710	11,963,615
iShares MSCI France Index Fund	214,006	5,557,736
iShares MSCI Germany Index Fund	269,823	5,987,372
iShares MSCI Hong Kong Index Fund	133,964	2,079,121
iShares MSCI Italy Index Fund	75,680	1,544,629
iShares MSCI Japan Index Fund	2,425,032	24,104,818
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,337,951
iShares MSCI Pacific ex-Japan Index Fund	264,356	10,714,349
iShares MSCI Singapore Index Fund	108,214	1,163,300
iShares MSCI Spain Index Fund	57,132	2,858,314
iShares MSCI Sweden Index Fund	105,284	2,439,430
iShares MSCI Switzerland Index Fund	191,633	4,162,269
iShares MSCI United Kingdom Index Fund	963,300	14,940,783
iShares S&P Europe 350 Index Fund	1,041,734	40,148,428
SPDR DJ EURO STOXX 50 Fund	60,160	2,486,413

Total Investment Companies (100.0%) (Cost $223,827,165)		308,055,026

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $826,919)	$826,919	826,919

Total Investments (100.3%) (Cost/Amortized Cost $224,654,084)		308,881,945
Other Assets Less Liabilities (-0.3%)		(812,602)

Net Assets (100%)		$308,069,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Exchange Traded Funds (ETFs)	$308,055,026	$—	$—	$308,055,026
Short-Term Investments	—	826,919	—	826,919

Total Asset	$308,055,026	$826,919	$—	$308,881,945

Total Liability	$—	$—	$—	$—

Total	$308,055,026	$826,919	$—	$308,881,945

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,206,692,637
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,486,754,572

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,226,626
Aggregate gross unrealized depreciation	(140,353)

Net unrealized appreciation	$84,086,273

Federal income tax cost of investments	$224,795,672

The Portfolio has a net capital loss carryforward of $47,663 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	12,919	$124,503
EQ/Equity 500 Index Portfolio‡	1,103	20,636
EQ/Global Bond PLUS Portfolio‡	1,294	12,585
EQ/Global Multi-Sector Equity Portfolio‡	293	3,214
EQ/International Core PLUS Portfolio‡	749	6,668
EQ/International ETF Portfolio‡	345	2,669
EQ/Large Cap Core PLUS Portfolio‡	1,413	9,623
EQ/Large Cap Growth PLUS Portfolio‡	59	834
EQ/Mid Cap Value PLUS Portfolio‡	59	472
EQ/PIMCO Ultra Short Bond Portfolio‡	1,274	12,705
Multimanager Multi-Sector Bond Portfolio‡	2,379	9,230

Total Investments (100.4%) (Cost $202,666)		203,139
Other Assets Less Liabilities (-0.4%)		(894)

Net Assets (100%)		$202,245

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio(a)	$387,906	$865,809	$1,130,766	$—	$3,500	$13,427
EQ/Core Bond Index Portfolio(b)	—	6,500	—	124,503	—	—
EQ/Equity 500 Index Portfolio	71,922	179,112	241,253	20,636	—	(3,660)
EQ/Global Bond PLUS Portfolio(c)	42,231	93,544	125,342	12,585	353	(1,740)
EQ/Global Multi-Sector Equity Portfolio(d)	5,986	14,315	18,015	3,214	3	976
EQ/International Core PLUS Portfolio	18,304	46,515	61,162	6,668	—	558
EQ/International ETF Portfolio	9,898	17,890	26,665	2,669	—	73
EQ/Large Cap Core PLUS Portfolio	13,386	17,890	22,676	9,623	—	1,063
EQ/Large Cap Growth PLUS Portfolio	7,590	14,314	22,488	834	1	2
EQ/Mid Cap Value PLUS Portfolio	1,451	3,578	4,769	472	—	(21)
EQ/PIMCO Ultra Short Bond Portfolio(e)	44,466	100,309	134,418	12,705	—	(1,359)
Multimanager Multi-Sector Bond Portfolio(f)	35,231	82,295	111,969	9,230	—	(2,772)

	$638,371	$1,442,071	$1,899,523	$203,139	$3,857	$6,547

(a)	merged into EQ/Core Bond Index Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Evergreen International Bond Portfolio

(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(e)	formerly known as EQ/PIMCO Real Return Portfolio

(f)	formerly known as Multimanager High Yield Portfolio

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$203,139	$—	$203,139

Total Asset	$—	$203,139	$—	$203,139

Total Liability	$—	$—	$—	$—

Total	$—	$203,139	$—	$203,139

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,442,071
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,905,575

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$473
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$473

Federal income tax cost of investments	$202,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	8,551	$82,401
EQ/Equity 500 Index Portfolio‡	1,219	22,811
EQ/Global Bond PLUS Portfolio‡	937	9,107
EQ/Global Multi-Sector Equity Portfolio‡	272	2,985
EQ/International Core PLUS Portfolio‡	1,578	14,059
EQ/International ETF Portfolio‡	576	4,448
EQ/Large Cap Core PLUS Portfolio‡	1,253	8,533
EQ/Large Cap Growth PLUS Portfolio‡	169	2,388
EQ/Mid Cap Value PLUS Portfolio‡	1,428	11,388
EQ/PIMCO Ultra Short Bond Portfolio‡	1,048	10,446
EQ/Small Company Index Portfolio‡	1,475	12,152
Multimanager Multi-Sector Bond Portfolio‡	1,903	7,383

Total Investments (100.3%) (Cost $172,642)		188,101
Other Assets Less Liabilities (-0.3%)		(637)

Net Assets (100%)		$187,464

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio(a)	$96,068	$61,042	$75,465	$—	$4,019	$2,504
EQ/Core Bond Index Portfolio(b)	—	—	—	82,401	—	—
EQ/Equity 500 Index Portfolio	37,810	25,286	60,715	22,811	—	(10,092)
EQ/Global Bond PLUS Portfolio(c)	12,001	6,565	11,077	9,107	149	(1,035)
EQ/Global Multi-Sector Equity Portfolio(d)	2,478	1,733	3,450	2,985	2	(731)
EQ/International Core PLUS Portfolio	13,008	9,232	18,967	14,059	—	(4,461)
EQ/International ETF Portfolio	8,389	3,174	11,711	4,448	—	(1,825)
EQ/Large Cap Core PLUS Portfolio	11,528	2,885	9,665	8,533	—	(1,333)
EQ/Large Cap Growth PLUS Portfolio	4,377	1,444	5,519	2,388	1	(752)
EQ/Mid Cap Value PLUS Portfolio	861	9,477	1,099	11,388	—	(192)
EQ/PIMCO Ultra Short Bond Portfolio(e)	13,192	6,980	11,587	10,446	—	(651)
EQ/Small Company Index Portfolio	5,284	8,785	5,861	12,152	—	(1,328)
Multimanager Multi-Sector Bond Portfolio(f)	9,381	5,481	11,440	7,383	—	(2,827)

	$214,377	$142,084	$226,556	$188,101	$4,171	$(22,723)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

(a)	merged into EQ/Core Bond Index Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Evergreen International Bond Portfolio

(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(e)	formerly known as EQ/PIMCO Real Return Portfolio

(f)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$188,101	$—	$188,101

Total Asset	$—	$188,101	$—	$188,101

Total Liability	$—	$—	$—	$—

Total	$—	$188,101	$—	$188,101

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$142,084
Net Proceeds of Sales and Redemptions:
Investment Companies	$203,522

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,459
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$15,459

Federal income tax cost of investments	$172,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	6,939	$66,868
EQ/Equity 500 Index Portfolio‡	789	14,769
EQ/Global Bond PLUS Portfolio‡	671	6,522
EQ/Global Multi-Sector Equity Portfolio‡	977	10,717
EQ/International Core PLUS Portfolio‡	1,891	16,839
EQ/International ETF Portfolio‡ .	980	7,572
EQ/Large Cap Core PLUS Portfolio‡	2,186	14,884
EQ/Large Cap Growth PLUS Portfolio‡	44	627
EQ/Mid Cap Value PLUS Portfolio‡	1,672	13,333
EQ/PIMCO Ultra Short Bond Portfolio‡	816	8,137
EQ/Small Company Index Portfolio‡	2,252	18,552
Multimanager Multi-Sector Bond Portfolio‡	1,451	5,632

Total Investments (100.4%) (Cost $167,656)		184,452
Other Assets Less Liabilities (-0.4%)		(648)

Net Assets (100%)		$183,804

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio(a)	$83,183	$65,596	$57,963	$—	$2,722	$3,010
EQ/Core Bond Index Portfolio(b)	—	—	24,534	66,868	—	376
EQ/Equity 500 Index Portfolio	36,926	30,065	69,954	14,769	—	(6,929)
EQ/Global Bond PLUS Portfolio(c)	9,846	7,092	11,721	6,522	137	(771)
EQ/Global Multi-Sector Equity Portfolio(d)	5,282	8,899	9,158	10,717	5	(1,900)
EQ/International Core PLUS Portfolio	17,324	15,700	28,018	16,839	—	(3,221)
EQ/International ETF Portfolio	10,285	4,595	12,640	7,572	—	(1,982)
EQ/Large Cap Core PLUS Portfolio	23,208	12,254	29,560	14,884	—	(2,806)
EQ/Large Cap Growth PLUS Portfolio	4,487	2,299	7,952	627	1	(276)
EQ/Mid Cap Value PLUS Portfolio	938	11,266	1,318	13,333	—	(108)
EQ/PIMCO Ultra Short Bond Portfolio(e)	11,555	7,712	12,651	8,137	—	(501)
EQ/Small Company Index Portfolio	10,845	15,624	15,513	18,552	—	(2,208)
Multimanager Multi-Sector Bond Portfolio(f)	7,979	5,744	11,207	5,632	—	(2,135)

	$221,858	$186,846	$292,189	$184,452	$2,865	$(19,451)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

(a)	merged into EQ/Core Bond Index Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Evergreen International Bond Portfolio

(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

(e)	formerly known as EQ/PIMCO Real Return Portfolio

(f)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$184,452	$—	$184,452

Total Asset	$—	$184,452	$—	$184,452

Total Liability	$—	$—	$—	$—

Total	$—	$184,452	$—	$184,452

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$186,846
Net Proceeds of Sales and Redemptions:
Investment Companies	$272,424

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,796
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$16,796

Federal income tax cost of investments	$167,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	3,871	$37,301
EQ/Equity 500 Index Portfolio‡	164	3,061
EQ/Global Multi-Sector Equity Portfolio‡	998	10,954
EQ/International Core PLUS Portfolio‡	3,333	29,686
EQ/International ETF Portfolio‡	1,856	14,335
EQ/Large Cap Core PLUS Portfolio‡	3,516	23,943
EQ/Large Cap Growth PLUS Portfolio‡	68	964
EQ/Mid Cap Value PLUS Portfolio‡	2,005	15,992
EQ/Small Company Index Portfolio‡	4,355	35,875

Total Investments (100.8%) (Cost $170,759)		172,111
Other Assets Less Liabilities (-0.8%)		(1,377)

Net Assets (100%)		$170,734

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio(a)	$153,559	$535,772	$409,776	$—	$8,216	$6,711
EQ/Core Bond Index Portfolio(b)	—	—	242,445	37,301	—	(2,750)
EQ/Equity 500 Index Portfolio	108,683	382,881	507,243	3,061	—	10,792
EQ/Global Multi-Sector Equity Portfolio(c)	19,847	71,183	83,840	10,954	11	7,455
EQ/International Core PLUS Portfolio	74,173	271,347	327,198	29,686	—	20,863
EQ/International ETF Portfolio	27,967	75,621	94,490	14,335	—	2,511
EQ/Large Cap Core PLUS Portfolio	91,405	284,692	364,647	23,943	—	12,532
EQ/Large Cap Growth PLUS Portfolio	9,706	31,140	41,484	964	2	1,458
EQ/Mid Cap Value PLUS Portfolio	3,851	25,345	15,718	15,992	—	1,400
EQ/Small Company Index Portfolio	43,080	151,897	167,759	35,875	—	9,125

	$532,271	$1,829,878	$2,254,600	$172,111	$8,229	$70,097

(a)	merged into EQ/Core Bond Index Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$172,111	$—	$172,111

Total Asset	$—	$172,111	$—	$172,111

Total Liability	$—	$—	$—	$—

Total	$—	$172,111	$—	$172,111

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,829,878
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,324,371

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,902
Aggregate gross unrealized depreciation	(550)

Net unrealized appreciation	$1,352

Federal income tax cost of investments	$170,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	4,458	$42,964
EQ/Equity 500 Index Portfolio‡	6,893	128,985
EQ/Global Multi-Sector Equity Portfolio‡	2,411	26,458
EQ/International Core PLUS Portfolio‡	12,724	113,332
EQ/International ETF Portfolio‡	4,652	35,938
EQ/Large Cap Core PLUS Portfolio‡	16,252	110,678
EQ/Large Cap Growth PLUS Portfolio‡	847	11,957
EQ/Mid Cap Value PLUS Portfolio‡	3,144	25,079
EQ/Small Company Index Portfolio‡	12,013	98,950

Total Investments (379.5%) (Cost $659,177)		594,341
Other Assets Less Liabilities (-279.5%)		(437,721)

Net Assets (100%)		$156,620

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio(a)	$55,653	$3,859	$2,868	$—	$1,717	$128
EQ/Core Bond Index Portfolio(b)	—	—	14,632	42,964	—	293
EQ/Equity 500 Index Portfolio	180,306	7,896	122,599	128,985	—	(31,170)
EQ/Global Multi-Sector Equity Portfolio(c)	24,916	1,312	16,847	26,458	14	(5,985)
EQ/International Core PLUS Portfolio	115,960	5,388	62,903	113,332	—	(17,828)
EQ/International ETF Portfolio	37,505	1,363	16,945	35,938	—	(5,541)
EQ/Large Cap Core PLUS Portfolio	144,445	5,193	86,178	110,678	—	(19,533)
EQ/Large Cap Growth PLUS Portfolio	12,599	522	5,458	11,957	3	(1,113)
EQ/Mid Cap Value PLUS Portfolio	4,547	17,695	2,071	25,079	—	(442)
EQ/Small Company Index Portfolio	63,022	37,732	29,100	98,950	—	(7,920)

	$638,953	$80,960	$359,601	$594,341	$1,734	$(89,111)

(a)	merged into EQ/Core Bond Index Portfolio

(b)	formerly known as EQ/JPMorgan Core Bond Portfolio

(c)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$—	$594,341	$—	$594,341

Total Asset	$—	$594,341	$—	$594,341

Total Liability	$—	$—	$—	$—

Total	$—	$594,341	$—	$594,341

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$80,960
Net Proceeds of Sales and Redemptions:
Investment Companies	$269,929

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,340
Aggregate gross unrealized depreciation	(68,176)

Net unrealized depreciation	$(64,836)

Federal income tax cost of investments	$659,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.7%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	1,140	$19,414
Johnson Controls, Inc.	2,798	71,517

		90,931

Automobiles (0.2%)
Ford Motor Co.*	15,146	109,203
Harley-Davidson, Inc.	1,105	25,415

		134,618

Distributors (0.0%)
Genuine Parts Co.	752	28,621

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	558	41,108
DeVry, Inc.	291	16,098
H&R Block, Inc.	1,601	29,426

		86,632

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	2,063	68,657
Darden Restaurants, Inc.	647	22,082
International Game Technology	1,396	29,986
Marriott International, Inc., Class A	1,269	35,012
McDonald’s Corp.	5,113	291,799
Starbucks Corp.*	3,465	71,552
Starwood Hotels & Resorts Worldwide, Inc.	880	29,066
Wyndham Worldwide Corp.	840	13,709
Wynn Resorts Ltd.*	319	22,614
Yum! Brands, Inc.	2,174	73,394

		657,871

Household Durables (0.2%)
Black & Decker Corp.	284	13,146
D.R. Horton, Inc.	1,300	14,833
Fortune Brands, Inc.	708	30,430
Harman International Industries, Inc.	328	11,113
KB Home	350	5,814
Leggett & Platt, Inc.	740	14,356
Lennar Corp., Class A	728	10,374
Newell Rubbermaid, Inc.	1,309	20,538
Pulte Homes, Inc.	1,363	14,979
Whirlpool Corp.	348	24,346

		159,929

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	1,534	143,214
Expedia, Inc.*	992	23,759

		166,973

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	1,268	6,061
Hasbro, Inc.	588	16,317
Mattel, Inc.	1,690	31,198

		53,576

Media (1.4%)
CBS Corp., Class B	3,201	38,572
Comcast Corp., Class A	13,445	227,086
DIRECTV Group, Inc.*	2,219	61,200
Gannett Co., Inc.	1,097	13,724
Historic TW, Inc.	5,631	162,060
Interpublic Group of Cos., Inc.*	2,256	16,965
McGraw-Hill Cos., Inc.	1,481	37,232
Meredith Corp.	171	5,120
New York Times Co., Class A	361	2,931
News Corp., Class A	10,723	$128,569
Omnicom Group, Inc.	1,464	54,080
Scripps Networks Interactive, Inc., Class A	427	15,778
Time Warner Cable, Inc.	1,659	71,486
Viacom, Inc., Class B*	2,856	80,082
Walt Disney Co.	8,736	239,891
Washington Post Co., Class B	28	13,106

		1,167,882

Multiline Retail (0.4%)
Big Lots, Inc.*	390	9,758
Family Dollar Stores, Inc.	662	17,477
J.C. Penney Co., Inc.	1,111	37,496
Kohl’s Corp.*	1,438	82,038
Macy’s, Inc.	1,981	36,232
Nordstrom, Inc.	755	23,058
Sears Holdings Corp.*	255	16,654
Target Corp.	3,459	161,466

		384,179

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	415	13,645
AutoNation, Inc.*	510	9,221
AutoZone, Inc.*	170	24,857
Bed Bath & Beyond, Inc.*	1,223	45,912
Best Buy Co., Inc.	1,607	60,295
GameStop Corp., Class A*	776	20,541
Gap, Inc.	2,166	46,352
Home Depot, Inc.	7,986	212,747
Limited Brands, Inc.	1,273	21,628
Lowe’s Cos., Inc.	6,950	145,533
Office Depot, Inc.*	1,299	8,599
O’Reilly Automotive, Inc.*	640	23,130
RadioShack Corp.	591	9,793
Sherwin-Williams Co.	464	27,914
Staples, Inc.	3,369	78,228
Tiffany & Co.	585	22,540
TJX Cos., Inc.	1,947	72,331

		843,266

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	1,496	49,248
NIKE, Inc., Class B	1,824	118,013
Polo Ralph Lauren Corp.	267	20,458
VF Corp.	417	30,203

		217,922

Total Consumer Discretionary		3,992,400

Consumer Staples (6.0%)
Beverages (1.4%)
Brown-Forman Corp., Class B	461	22,229
Coca-Cola Co.	10,858	583,075
Coca-Cola Enterprises, Inc.	1,494	31,987
Constellation Brands, Inc., Class A*	928	14,059
Dr. Pepper Snapple Group, Inc.*	1,196	34,385
Molson Coors Brewing Co., Class B	703	34,222
Pepsi Bottling Group, Inc.	605	22,046
PepsiCo, Inc.	7,325	429,685

		1,171,688

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	1,982	111,904
CVS Caremark Corp.	6,761	241,638
Kroger Co.	3,072	63,406
Safeway, Inc.	2,007	39,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SUPERVALU, Inc.	998	$15,030
Sysco Corp.	2,778	69,033
Walgreen Co.	4,668	174,910
Wal-Mart Stores, Inc.	10,120	496,791
Whole Foods Market, Inc.*	662	20,184

		1,232,474

Food Products (0.9%)
Archer-Daniels-Midland Co.	3,023	88,332
Campbell Soup Co.	942	30,728
ConAgra Foods, Inc.	2,107	45,680
Dean Foods Co.*	835	14,855
General Mills, Inc.	1,549	99,725
H.J. Heinz Co.	1,482	58,909
Hershey Co.	781	30,350
Hormel Foods Corp.	330	11,721
J.M. Smucker Co.	558	29,579
Kellogg Co.	1,189	58,534
Kraft Foods, Inc., Class A	6,910	181,526
McCormick & Co., Inc. (Non-Voting)	615	20,873
Sara Lee Corp.	3,278	36,517
Tyson Foods, Inc., Class A	1,425	17,998

		725,327

Household Products (1.3%)
Clorox Co.	655	38,527
Colgate-Palmolive Co.	2,351	179,334
Kimberly-Clark Corp.	1,950	115,011
Procter & Gamble Co.	13,676	792,114

		1,124,986

Personal Products (0.1%)
Avon Products, Inc.	2,010	68,260
Estee Lauder Cos., Inc., Class A	548	20,320

		88,580

Tobacco (0.8%)
Altria Group, Inc.	9,521	169,569
Lorillard, Inc.	792	58,846
Philip Morris International, Inc.	9,064	441,779
Reynolds American, Inc.	796	35,438

		705,632

Total Consumer Staples		5,048,687

Energy (6.1%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	1,409	60,108
BJ Services Co.	1,259	24,462
Cameron International Corp.*	967	36,572
Diamond Offshore Drilling, Inc.	328	31,331
ENSCO International, Inc.	668	28,417
FMC Technologies, Inc.*	582	30,404
Halliburton Co.	4,120	111,734
Nabors Industries Ltd.*	1,334	27,881
National Oilwell Varco, Inc.*	1,969	84,923
Rowan Cos., Inc.	534	12,319
Schlumberger Ltd.	5,612	334,475
Smith International, Inc.	1,034	29,676

		812,302

Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	2,247	140,954
Apache Corp.	1,538	141,234
Cabot Oil & Gas Corp.	489	17,482
Chesapeake Energy Corp.	2,913	82,729
Chevron Corp.	9,397	661,831
ConocoPhillips	6,948	313,772
Consol Energy, Inc.	851	38,389
Denbury Resources, Inc.*	1,173	$17,747
Devon Energy Corp.	2,090	140,720
El Paso Corp.	3,303	34,087
EOG Resources, Inc.	1,178	98,375
Exxon Mobil Corp.	22,517	1,544,891
Hess Corp.	1,340	71,636
Marathon Oil Corp.	3,332	106,291
Massey Energy Co.	404	11,267
Murphy Oil Corp.	899	51,755
Noble Energy, Inc.	817	53,889
Occidental Petroleum Corp.	3,799	297,842
Peabody Energy Corp.	1,259	46,860
Pioneer Natural Resources Co.	538	19,524
Range Resources Corp.	738	36,428
Southwestern Energy Co.*	1,618	69,056
Spectra Energy Corp.	3,038	57,540
Sunoco, Inc.	551	15,676
Tesoro Corp.	654	9,797
Valero Energy Corp.	2,620	50,802
Williams Cos., Inc.	2,733	48,839
XTO Energy, Inc.	2,641	109,126

		4,288,539

Total Energy		5,100,841

Financials (7.9%)
Capital Markets (1.6%)
Ameriprise Financial, Inc.	1,201	43,632
Bank of New York Mellon Corp.	5,627	163,127
Charles Schwab Corp.	4,421	84,662
E*TRADE Financial Corp.*	5,272	9,226
Federated Investors, Inc., Class B	423	11,155
Franklin Resources, Inc.	709	71,325
Goldman Sachs Group, Inc.	2,400	442,440
Invesco Ltd.	1,937	44,086
Janus Capital Group, Inc.	847	12,011
Legg Mason, Inc.	762	23,645
Morgan Stanley	6,367	196,613
Northern Trust Corp.	1,135	66,012
State Street Corp.	2,324	122,242
T. Rowe Price Group, Inc.	1,203	54,977

		1,345,153

Commercial Banks (1.5%)
BB&T Corp.	3,203	87,250
Comerica, Inc.	713	21,155
Fifth Third Bancorp	3,744	37,927
First Horizon National Corp.*	1,031	13,642
Huntington Bancshares, Inc./Ohio	3,416	16,089
KeyCorp	4,074	26,481
M&T Bank Corp.	386	24,056
Marshall & Ilsley Corp.	1,662	13,412
PNC Financial Services Group, Inc.	2,162	105,052
Regions Financial Corp.	5,440	33,782
SunTrust Banks, Inc.	2,348	52,947
U.S. Bancorp	8,957	195,800
Wells Fargo & Co.	21,887	616,776
Zions Bancorp	588	10,566

		1,254,935

Consumer Finance (0.4%)
American Express Co.	5,588	189,433
Capital One Financial Corp.	2,127	75,998
Discover Financial Services	2,523	40,948
SLM Corp.*	2,203	19,210

		325,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (2.4%)
Bank of America Corp.	40,535	$685,852
Citigroup, Inc.	61,107	295,758
CME Group, Inc.	312	96,155
IntercontinentalExchange, Inc.*	343	33,336
JPMorgan Chase & Co.	18,425	807,384
Leucadia National Corp.*	855	21,136
Moody’s Corp.	900	18,414
NASDAQ OMX Group, Inc.*	648	13,640
NYSE Euronext	1,225	35,390

		2,007,065

Insurance (1.4%)
Aflac, Inc.	2,201	94,071
Allstate Corp.	2,525	77,315
American International Group, Inc.*	634	27,966
Aon Corp.	1,304	53,060
Assurant, Inc.	556	17,825
Chubb Corp.	1,658	83,580
Cincinnati Financial Corp.	767	19,934
Genworth Financial, Inc., Class A	2,102	25,119
Hartford Financial Services Group, Inc.	1,810	47,965
Lincoln National Corp.	1,395	36,144
Loews Corp.	1,701	58,259
Marsh & McLennan Cos., Inc.	2,461	60,860
MBIA, Inc.*	807	6,262
MetLife, Inc.	3,853	146,684
Principal Financial Group, Inc.	1,463	40,072
Progressive Corp.*	3,208	53,189
Prudential Financial, Inc.	2,179	108,754
Torchmark Corp.	390	16,938
Travelers Cos., Inc.	2,729	134,349
Unum Group	1,561	33,468
XL Capital Ltd., Class A	1,612	28,145

		1,169,959

Real Estate Investment Trusts (REITs) (0.6%)
Apartment Investment & Management Co. (REIT), Class A	554	8,172
AvalonBay Communities, Inc. (REIT)	377	27,419
Boston Properties, Inc. (REIT)	653	42,804
Equity Residential (REIT)	1,291	39,634
HCP, Inc. (REIT)	1,357	39,000
Health Care REIT, Inc. (REIT)	562	23,390
Host Hotels & Resorts, Inc. (REIT)	2,833	33,344
Kimco Realty Corp. (REIT)	1,628	21,229
Plum Creek Timber Co., Inc. (REIT)	768	23,532
ProLogis (REIT)	2,086	24,865
Public Storage (REIT)	591	44,467
Simon Property Group, Inc. (REIT)	1,308	90,814
Ventas, Inc. (REIT)	738	28,413
Vornado Realty Trust (REIT)	748	48,179

		495,262

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	1,117	13,114

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	2,420	31,823
People’s United Financial, Inc.	1,643	25,565

		57,388

Total Financials		6,668,465

Health Care (6.8%)
Biotechnology (0.9%)
Amgen, Inc.*	4,758	$286,574
Biogen Idec, Inc.*	1,359	68,657
Celgene Corp.*	2,167	121,135
Cephalon, Inc.*	348	20,268
Genzyme Corp.*	1,270	72,047
Gilead Sciences, Inc.*	4,237	197,359

		766,040

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	2,848	162,364
Becton, Dickinson and Co.	1,128	78,678
Boston Scientific Corp.*	7,092	75,104
C.R. Bard, Inc.	468	36,789
CareFusion Corp.*	849	18,508
DENTSPLY International, Inc.	701	24,213
Hospira, Inc.*	756	33,718
Intuitive Surgical, Inc.*	178	46,681
Medtronic, Inc.	5,234	192,611
St. Jude Medical, Inc.*	1,631	63,625
Stryker Corp.	1,256	57,060
Varian Medical Systems, Inc.*	591	24,899
Zimmer Holdings, Inc.*	1,013	54,145

		868,395

Health Care Providers & Services (1.1%)
Aetna, Inc.	2,104	58,554
AmerisourceBergen Corp.	1,423	31,847
Cardinal Health, Inc.	1,696	45,453
CIGNA Corp.	1,285	36,096
Coventry Health Care, Inc.*	700	13,972
DaVita, Inc.*	488	27,640
Express Scripts, Inc.*	1,277	99,070
Humana, Inc.*	799	29,803
Laboratory Corp. of America Holdings*	510	33,507
McKesson Corp.	1,278	76,105
Medco Health Solutions, Inc.*	2,271	125,609
Patterson Cos., Inc.*	432	11,772
Quest Diagnostics, Inc.	708	36,951
Tenet Healthcare Corp.*	1,972	11,595
UnitedHealth Group, Inc.	5,455	136,593
WellPoint, Inc.*	2,276	107,791

		882,358

Health Care Technology (0.0%)
IMS Health, Inc.	858	13,170

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	823	38,311
Millipore Corp.*	262	18,427
PerkinElmer, Inc.	551	10,601
Thermo Fisher Scientific, Inc.*	1,969	85,986
Waters Corp.*	455	25,416

		178,741

Pharmaceuticals (3.6%)
Abbott Laboratories, Inc.	7,243	358,311
Allergan, Inc.	1,448	82,188
Bristol-Myers Squibb Co.	9,323	209,954
Eli Lilly and Co.	4,759	157,190
Forest Laboratories, Inc.*	1,421	41,834
Johnson & Johnson	12,912	786,212
King Pharmaceuticals, Inc.*	1,170	12,601
Merck & Co., Inc.	9,922	313,833
Mylan, Inc.*	1,438	23,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	31,750	$525,463
Schering-Plough Corp.	7,661	216,423
Watson Pharmaceuticals, Inc.*	497	18,210
Wyeth	6,275	304,840

		3,050,081

Total Health Care		5,758,785

Industrials (5.3%)
Aerospace & Defense (1.4%)
Boeing Co.	3,351	181,457
General Dynamics Corp.	1,813	117,120
Goodrich Corp.	584	31,734
Honeywell International, Inc.	3,502	130,099
ITT Corp.	858	44,745
L-3 Communications Holdings, Inc.	549	44,096
Lockheed Martin Corp.	1,471	114,856
Northrop Grumman Corp.	1,523	78,815
Precision Castparts Corp.	660	67,234
Raytheon Co.	1,855	88,984
Rockwell Collins, Inc.	747	37,948
United Technologies Corp.	4,410	268,701

		1,205,789

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	799	46,142
Expeditors International of Washington, Inc.	1,001	35,185
FedEx Corp.	1,466	110,273
United Parcel Service, Inc., Class B	4,659	263,094

		454,694

Airlines (0.0%)
Southwest Airlines Co.	3,490	33,504

Building Products (0.0%)
Masco Corp.	1,693	21,874

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	532	19,157
Cintas Corp.	620	18,792
Iron Mountain, Inc.*	849	22,634
Pitney Bowes, Inc.	973	24,179
R.R. Donnelley & Sons Co.	968	20,580
Republic Services, Inc.	1,517	40,307
Stericycle, Inc.*	401	19,429
Waste Management, Inc.	2,317	69,093

		234,171

Construction & Engineering (0.1%)
Fluor Corp.	847	43,070
Jacobs Engineering Group, Inc.*	582	26,743
Quanta Services, Inc.*	919	20,337

		90,150

Electrical Equipment (0.2%)
Emerson Electric Co.	3,537	141,763
Rockwell Automation, Inc.	668	28,457

		170,220

Industrial Conglomerates (1.3%)
3M Co.	3,271	241,400
General Electric Co.	49,790	817,552
Textron, Inc.	1,267	24,047

		1,082,999

Machinery (0.8%)
Caterpillar, Inc.	2,863	146,958
Cummins, Inc.	951	42,614
Danaher Corp.	1,201	80,851
Deere & Co.	1,990	$85,411
Dover Corp.	877	33,992
Eaton Corp.	780	44,140
Flowserve Corp.	264	26,015
Illinois Tool Works, Inc.	1,810	77,305
PACCAR, Inc.	1,710	64,484
Pall Corp.	557	17,980
Parker Hannifin Corp.	756	39,191
Snap-On, Inc.	272	9,455
Stanley Works	374	15,966

		684,362

Professional Services (0.1%)
Dun & Bradstreet Corp.	251	18,905
Equifax, Inc.	596	17,368
Monster Worldwide, Inc.*	595	10,401
Robert Half International, Inc.	721	18,039

		64,713

Road & Rail (0.5%)
Burlington Northern Santa Fe Corp.	1,266	101,065
CSX Corp.	1,843	77,148
Norfolk Southern Corp.	1,728	74,494
Ryder System, Inc.	264	10,312
Union Pacific Corp.	2,373	138,464

		401,483

Trading Companies & Distributors (0.1%)
Fastenal Co.	609	23,568
W.W. Grainger, Inc.	294	26,272

		49,840

Total Industrials		4,493,799

Information Technology (9.7%)
Communications Equipment (1.4%)
Ciena Corp.*	432	7,033
Cisco Systems, Inc.*	27,024	636,145
Harris Corp.	624	23,462
JDS Uniphase Corp.*	1,042	7,409
Juniper Networks, Inc.*	2,463	66,550
Motorola, Inc.	10,790	92,686
QUALCOMM, Inc.	7,788	350,304
Tellabs, Inc.*	1,868	12,927

		1,196,516

Computers & Peripherals (3.0%)
Apple, Inc.*	4,197	777,998
Dell, Inc.*	8,183	124,873
EMC Corp.*	9,317	158,762
Hewlett-Packard Co.	11,109	524,456
International Business Machines Corp.	6,142	734,645
Lexmark International, Inc., Class A*	369	7,948
NetApp, Inc.*	1,558	41,567
QLogic Corp.*	562	9,666
SanDisk Corp.*	1,070	23,219
Sun Microsystems, Inc.*	3,350	30,451
Teradata Corp.*	814	22,401
Western Digital Corp.*	1,049	38,320

		2,494,306

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	1,617	45,001
Amphenol Corp., Class A	807	30,408
Corning, Inc.	7,314	111,977
FLIR Systems, Inc.*	709	19,831
Jabil Circuit, Inc.	1,009	13,531
Molex, Inc.	655	13,676

		234,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	815	$16,039
eBay, Inc.*	5,168	122,016
Google, Inc., Class A*	1,130	560,311
VeriSign, Inc.*	909	21,534
Yahoo!, Inc.*	5,471	97,439

		817,339

IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*	460	24,918
Automatic Data Processing, Inc.	2,362	92,827
Cognizant Technology Solutions Corp., Class A*	1,376	53,196
Computer Sciences Corp.*	714	37,635
Convergys Corp.*	552	5,487
Fidelity National Information Services, Inc.	819	20,893
Fiserv, Inc.*	733	35,330
Mastercard, Inc., Class A	438	88,542
Paychex, Inc.	1,513	43,953
Total System Services, Inc.	931	14,998
Western Union Co.	3,302	62,474

		480,253

Office Electronics (0.0%)
Xerox Corp.	4,073	31,525

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	2,644	14,965
Altera Corp.	1,384	28,386
Analog Devices, Inc.	1,373	37,867
Applied Materials, Inc.	6,277	84,112
Broadcom Corp., Class A*	2,013	61,779
Intel Corp.	26,228	513,282
KLA-Tencor Corp.	801	28,724
Linear Technology Corp.	1,048	28,956
LSI Corp.*	3,059	16,794
MEMC Electronic Materials, Inc.*	1,054	17,528
Microchip Technology, Inc.	863	22,869
Micron Technology, Inc.*	3,988	32,702
National Semiconductor Corp.	927	13,228
Novellus Systems, Inc.*	462	9,693
Nvidia Corp.*	2,573	38,672
Teradyne, Inc.*	818	7,566
Texas Instruments, Inc.	5,769	136,668
Xilinx, Inc.	1,299	30,423

		1,124,214

Software (2.1%)
Adobe Systems, Inc.*	2,466	81,477
Autodesk, Inc.*	1,077	25,633
BMC Software, Inc.*	872	32,726
CA, Inc.	1,858	40,857
Citrix Systems, Inc.*	853	33,463
Compuware Corp.*	1,144	8,386
Electronic Arts, Inc.*	1,522	28,994
Intuit, Inc.*	1,522	43,377
McAfee, Inc.*	732	32,054
Microsoft Corp.	36,322	940,377
Novell, Inc.*	1,632	7,360
Oracle Corp.	18,299	381,351
Red Hat, Inc.*	891	24,627
Salesforce.com, Inc.*	500	28,465
Symantec Corp.*	3,851	$63,426

		1,772,573

Total Information Technology		8,151,150

Materials (1.8%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	988	76,649
Airgas, Inc.	323	15,624
CF Industries Holdings, Inc.	206	17,763
Dow Chemical Co.	5,376	140,152
E.I. du Pont de Nemours & Co.	4,253	136,691
Eastman Chemical Co.	343	18,364
Ecolab, Inc.	1,039	48,033
FMC Corp.	343	19,294
International Flavors & Fragrances, Inc.	372	14,110
Monsanto Co.	2,558	197,989
PPG Industries, Inc.	775	45,113
Praxair, Inc.	1,447	118,205
Sigma-Aldrich Corp.	576	31,093

		879,080

Construction Materials (0.0%)
Vulcan Materials Co.	574	31,036

Containers & Packaging (0.1%)
Ball Corp.	443	21,796
Bemis Co., Inc.	509	13,188
Owens-Illinois, Inc.*	793	29,262
Pactiv Corp.*	623	16,229
Sealed Air Corp.	749	14,703

		95,178

Metals & Mining (0.5%)
AK Steel Holding Corp.	516	10,181
Alcoa, Inc.	4,587	60,181
Allegheny Technologies, Inc.	462	16,165
Freeport-McMoRan Copper & Gold, Inc.	1,902	130,496
Newmont Mining Corp.	2,224	97,901
Nucor Corp.	1,480	69,575
Titanium Metals Corp.	404	3,874
United States Steel Corp.	675	29,950

		418,323

Paper & Forest Products (0.1%)
International Paper Co.	2,035	45,238
MeadWestvaco Corp.	807	18,004
Weyerhaeuser Co.	996	36,504

		99,746

Total Materials		1,523,363

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	27,643	746,637
CenturyTel, Inc.	1,396	46,906
Frontier Communications Corp.	1,477	11,137
Qwest Communications International, Inc.	6,971	26,559
Verizon Communications, Inc.	13,308	402,833
Windstream Corp.	1,799	18,224

		1,252,296

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	1,873	68,177
MetroPCS Communications, Inc.*	1,195	11,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	13,098	$51,737

		131,100

Total Telecommunication Services		1,383,396

Utilities (1.9%)
Electric Utilities (1.0%)
Allegheny Energy, Inc.	799	21,189
American Electric Power Co., Inc.	2,245	69,573
Duke Energy Corp.	6,060	95,384
Edison International	1,535	51,545
Entergy Corp.	923	73,711
Exelon Corp.	3,049	151,291
FirstEnergy Corp.	1,436	65,654
FPL Group, Inc.	1,934	106,815
Northeast Utilities	827	19,633
Pepco Holdings, Inc.	1,039	15,460
Pinnacle West Capital Corp.	478	15,688
PPL Corp.	1,771	53,732
Progress Energy, Inc.	1,314	51,325
Southern Co.	3,683	116,641

		907,641

Gas Utilities (0.1%)
EQT Corp.	617	26,284
Nicor, Inc.	214	7,830
Questar Corp.	821	30,837

		64,951

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	3,140	46,535
Constellation Energy Group, Inc.	939	30,395
Dynegy, Inc., Class A*	2,403	6,128

		83,058

Multi-Utilities (0.7%)
Ameren Corp.	1,111	28,086
CenterPoint Energy, Inc.	1,648	20,485
CMS Energy Corp.	1,072	14,365
Consolidated Edison, Inc.	1,293	52,935
Dominion Resources, Inc.	2,778	95,841
DTE Energy Co.	773	27,163
Integrys Energy Group, Inc.	361	12,956
NiSource, Inc.	1,297	18,015
PG&E Corp.	1,735	70,250
Public Service Enterprise Group, Inc.	2,383	74,922
SCANA Corp.	575	20,068
Sempra Energy	1,151	57,331
TECO Energy, Inc.	1,006	14,165
Wisconsin Energy Corp.	551	24,889
Xcel Energy, Inc.	2,147	41,308

		572,779

Total Utilities		1,628,429

Total Common Stocks (51.9%) (Cost $42,057,454)		43,749,315

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
SPDR Trust Series 1
(Cost $10,542)	116	$12,245

Total Investments (51.9%) (Cost $42,067,996)		43,761,560
Other Assets Less Liabilities (48.1%)		40,520,196

Net Assets (100%)		$84,281,756

*	Non-income producing.

Investments in companies which were affiliates for the period ended September 30, 2009, were as follows:

Securities	Market Value May 27, 2009*	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Equity 500 Index Portfolio	$—	$85,246	$85,246	$—	$—	$6,825

*	The Portfolio commenced operations on May 27, 2009.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	738	December-09	$38,665,311	$38,852,010	$186,699

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$3,992,400	$—	$—	$3,992,400
Consumer Staples	5,048,687	—	—	5,048,687
Energy	5,100,841	—	—	5,100,841
Financials	6,668,465	—	—	6,668,465
Health Care	5,758,785	—	—	5,758,785
Industrials	4,493,799	—	—	4,493,799
Information Technology	8,151,150	—	—	8,151,150
Materials	1,523,363	—	—	1,523,363
Telecommunication Services	1,383,396	—	—	1,383,396
Utilities	1,628,429	—	—	1,628,429
Futures	186,699	—	—	186,699
Investment Companies
Exchange Traded Funds (ETFs)	12,245	—	—	12,245

Total Asset	$43,948,259	$—	$—	$43,948,259

Total Liability	$—	$—	$—	—

Total	$43,948,259	$—	$—	$43,948,259

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$42,374,624
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$325,998

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,994,594
Aggregate gross unrealized depreciation	(301,030)

Net unrealized appreciation	$1,693,564

Federal income tax cost of investments	$42,067,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	111,452	$1,898,028
Johnson Controls, Inc.	264,093	6,750,217

		8,648,245

Automobiles (0.3%)
Ford Motor Co.*	1,395,682	10,062,867
Harley-Davidson, Inc.	106,502	2,449,546

		12,512,413

Distributors (0.1%)
Genuine Parts Co.	65,542	2,494,528

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	55,587	4,095,094
DeVry, Inc.	24,662	1,364,302
H&R Block, Inc.	153,654	2,824,161

		8,283,557

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	187,778	6,249,252
Darden Restaurants, Inc.	64,393	2,197,733
International Game Technology	134,093	2,880,318
Marriott International, Inc., Class A	119,669	3,301,668
McDonald’s Corp.	481,822	27,497,581
Starbucks Corp.*	316,596	6,537,707
Starwood Hotels & Resorts Worldwide, Inc.	84,957	2,806,130
Wyndham Worldwide Corp.	72,059	1,176,003
Wynn Resorts Ltd.*	31,456	2,229,916
Yum! Brands, Inc.	204,604	6,907,431

		61,783,739

Household Durables (0.4%)
Black & Decker Corp.	28,310	1,310,470
D.R. Horton, Inc.	127,887	1,459,191
Fortune Brands, Inc.	63,261	2,718,958
Harman International Industries, Inc.	33,327	1,129,119
KB Home	37,129	616,713
Leggett & Platt, Inc.	61,456	1,192,246
Lennar Corp., Class A	73,236	1,043,613
Newell Rubbermaid, Inc.	128,799	2,020,856
Pulte Homes, Inc.	130,759	1,437,041
Whirlpool Corp.	33,770	2,362,549

		15,290,756

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	143,340	13,382,222
Expedia, Inc.*	88,232	2,113,157

		15,495,379

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	134,484	642,833
Hasbro, Inc.	60,292	1,673,103
Mattel, Inc.	150,589	2,779,873

		5,095,809

Media (2.6%)
CBS Corp., Class B	289,254	3,485,511
Comcast Corp., Class A	1,257,514	21,239,411
DIRECTV Group, Inc.*	210,541	5,806,721
Gannett Co., Inc.	112,148	1,402,971
Historic TW, Inc.	515,068	14,823,657
Interpublic Group of Cos., Inc.*	199,055	1,496,894
McGraw-Hill Cos., Inc.	132,797	3,338,517
Meredith Corp.	12,575	376,495
New York Times Co., Class A	39,238	318,612
News Corp., Class A	980,442	$11,755,500
Omnicom Group, Inc.	132,252	4,885,389
Scripps Networks Interactive, Inc., Class A	35,851	1,324,694
Time Warner Cable, Inc.	150,975	6,505,513
Viacom, Inc., Class B*	270,679	7,589,839
Walt Disney Co.	813,267	22,332,312
Washington Post Co., Class B	2,428	1,136,498

		107,818,534

Multiline Retail (0.9%)
Big Lots, Inc.*	39,952	999,599
Family Dollar Stores, Inc.	66,287	1,749,977
J.C. Penney Co., Inc.	106,000	3,577,500
Kohl’s Corp.*	136,390	7,781,049
Macy’s, Inc.	155,699	2,847,735
Nordstrom, Inc.	68,660	2,096,876
Sears Holdings Corp.*	20,963	1,369,094
Target Corp.	326,028	15,218,987

		35,640,817

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	41,263	1,356,727
AutoNation, Inc.*	37,466	677,385
AutoZone, Inc.*	15,572	2,276,938
Bed Bath & Beyond, Inc.*	117,702	4,418,533
Best Buy Co., Inc.	146,608	5,500,732
GameStop Corp., Class A*	75,656	2,002,614
Gap, Inc.	213,499	4,568,879
Home Depot, Inc.	745,128	19,850,210
Limited Brands, Inc.	123,002	2,089,804
Lowe’s Cos., Inc.	652,662	13,666,742
Office Depot, Inc.*	105,125	695,928
O’Reilly Automotive, Inc.*	63,368	2,290,120
RadioShack Corp.	60,619	1,004,457
Sherwin-Williams Co.	45,464	2,735,114
Staples, Inc.	320,956	7,452,598
Tiffany & Co.	57,092	2,199,755
TJX Cos., Inc.	187,777	6,975,916

		79,762,452

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	142,293	4,684,286
NIKE, Inc., Class B	167,290	10,823,663
Polo Ralph Lauren Corp.	26,873	2,059,009
VF Corp.	41,233	2,986,506

		20,553,464

Total Consumer Discretionary		373,379,693

Consumer Staples (11.4%)
Beverages (2.7%)
Brown-Forman Corp., Class B	43,819	2,112,952
Coca-Cola Co.	1,014,290	54,467,373
Coca-Cola Enterprises, Inc.	133,048	2,848,558
Constellation Brands, Inc., Class A*	80,413	1,218,257
Dr. Pepper Snapple Group, Inc.*	107,337	3,085,939
Molson Coors Brewing Co., Class B	70,768	3,444,986
Pepsi Bottling Group, Inc.	58,900	2,146,316
PepsiCo, Inc.	684,390	40,146,317

		109,470,698

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	193,067	10,900,563
CVS Caremark Corp.	637,352	22,778,961
Kroger Co.	293,013	6,047,788
Safeway, Inc.	190,758	3,761,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SUPERVALU, Inc.	98,849	$1,488,666
Sysco Corp.	252,305	6,269,779
Walgreen Co.	429,726	16,101,833
Wal-Mart Stores, Inc.	945,319	46,405,710
Whole Foods Market, Inc.*	64,811	1,976,087

		115,731,135

Food Products (1.6%)
Archer-Daniels-Midland Co.	280,444	8,194,574
Campbell Soup Co.	80,913	2,639,382
ConAgra Foods, Inc.	201,251	4,363,122
Dean Foods Co.*	72,846	1,295,930
General Mills, Inc.	145,552	9,370,638
H.J. Heinz Co.	141,968	5,643,228
Hershey Co.	68,490	2,661,521
Hormel Foods Corp.	26,213	931,086
J.M. Smucker Co.	54,740	2,901,767
Kellogg Co.	108,561	5,344,458
Kraft Foods, Inc., Class A	645,282	16,951,558
McCormick & Co., Inc. (Non- Voting)	52,584	1,784,701
Sara Lee Corp.	315,941	3,519,583
Tyson Foods, Inc., Class A	125,137	1,580,480

		67,182,028

Household Products (2.5%)
Clorox Co.	63,792	3,752,245
Colgate-Palmolive Co.	216,238	16,494,635
Kimberly-Clark Corp.	178,643	10,536,364
Procter & Gamble Co.	1,277,051	73,966,794

		104,750,038

Personal Products (0.2%)
Avon Products, Inc.	182,982	6,214,069
Estee Lauder Cos., Inc., Class A	47,541	1,762,820

		7,976,889

Tobacco (1.6%)
Altria Group, Inc.	897,247	15,979,969
Lorillard, Inc.	74,768	5,555,262
Philip Morris International, Inc.	849,632	41,411,064
Reynolds American, Inc.	70,399	3,134,164

		66,080,459

Total Consumer Staples		471,191,247

Energy (11.6%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	133,071	5,676,809
BJ Services Co.	121,526	2,361,250
Cameron International Corp.*	92,696	3,505,763
Diamond Offshore Drilling, Inc.	32,185	3,074,311
ENSCO International, Inc.	65,195	2,773,395
FMC Technologies, Inc.*	55,985	2,924,656
Halliburton Co.	399,155	10,825,084
Nabors Industries Ltd.*	129,792	2,712,653
National Oilwell Varco, Inc.*	180,281	7,775,519
Rowan Cos., Inc.	54,404	1,255,100
Schlumberger Ltd.	524,081	31,235,228
Smith International, Inc.	100,643	2,888,454

		77,008,222

Oil, Gas & Consumable Fuels (9.7%)
Anadarko Petroleum Corp.	213,088	13,367,010
Apache Corp.	145,240	13,337,389
Cabot Oil & Gas Corp.	41,985	1,500,964
Chesapeake Energy Corp.	276,829	7,861,944
Chevron Corp.	877,648	61,812,749
ConocoPhillips	648,934	29,305,859
Consol Energy, Inc.	81,165	3,661,353
Denbury Resources, Inc.*	103,006	$1,558,481
Devon Energy Corp.	192,047	12,930,524
El Paso Corp.	316,143	3,262,596
EOG Resources, Inc.	108,131	9,030,020
Exxon Mobil Corp.#	2,103,396	144,313,999
Hess Corp.	129,069	6,900,029
Marathon Oil Corp.	314,121	10,020,460
Massey Energy Co.	40,508	1,129,768
Murphy Oil Corp.	80,945	4,660,004
Noble Energy, Inc.	73,662	4,858,745
Occidental Petroleum Corp.	356,908	27,981,587
Peabody Energy Corp.	119,681	4,454,527
Pioneer Natural Resources Co.	53,954	1,957,991
Range Resources Corp.	71,560	3,532,202
Southwestern Energy Co.*	153,459	6,549,630
Spectra Energy Corp.	274,869	5,206,019
Sunoco, Inc.	54,538	1,551,606
Tesoro Corp.	67,147	1,005,862
Valero Energy Corp.	250,317	4,853,647
Williams Cos., Inc.	262,692	4,694,306
XTO Energy, Inc.	250,151	10,336,239

		401,635,510

Total Energy		478,643,732

Financials (15.1%)
Capital Markets (3.0%)
Ameriprise Financial, Inc.	107,951	3,921,860
Bank of New York Mellon Corp.	530,206	15,370,672
Charles Schwab Corp.	407,582	7,805,195
E*TRADE Financial Corp.*	478,185	836,824
Federated Investors, Inc., Class B	33,756	890,146
Franklin Resources, Inc.	64,315	6,470,089
Goldman Sachs Group, Inc.	222,880	41,087,928
Invesco Ltd.	182,794	4,160,391
Janus Capital Group, Inc.	85,994	1,219,395
Legg Mason, Inc.	74,200	2,302,426
Morgan Stanley	594,061	18,344,604
Northern Trust Corp.	102,888	5,983,966
State Street Corp.	214,279	11,271,075
T. Rowe Price Group, Inc.	109,472	5,002,870

		124,667,441

Commercial Banks (2.9%)
BB&T Corp.	302,283	8,234,189
Comerica, Inc.	70,165	2,081,796
Fifth Third Bancorp	357,286	3,619,307
First Horizon National Corp.*	86,890	1,149,555
Huntington Bancshares, Inc./Ohio	268,048	1,262,506
KeyCorp	397,327	2,582,625
M&T Bank Corp.	33,672	2,098,439
Marshall & Ilsley Corp.	147,526	1,190,535
PNC Financial Services Group, Inc.	201,806	9,805,754
Regions Financial Corp.	510,499	3,170,199
SunTrust Banks, Inc.	222,420	5,015,571
U.S. Bancorp	835,249	18,258,543
Wells Fargo & Co.	2,046,767	57,677,894
Zions Bancorp	60,262	1,082,908

		117,229,821

Consumer Finance (0.7%)
American Express Co.	520,317	17,638,746
Capital One Financial Corp.	201,396	7,195,879
Discover Financial Services	240,416	3,901,952
SLM Corp.*	193,739	1,689,404

		30,425,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (4.6%)
Bank of America Corp.	3,785,258	$64,046,565
Citigroup, Inc.	5,707,903	27,626,250
CME Group, Inc.	29,457	9,078,353
IntercontinentalExchange, Inc.*	33,019	3,209,117
JPMorgan Chase & Co.	1,720,995	75,414,001
Leucadia National Corp.*	77,826	1,923,859
Moody’s Corp.	89,665	1,834,546
NASDAQ OMX Group, Inc.*	57,390	1,208,059
NYSE Euronext	110,712	3,198,470

		187,539,220

Insurance (2.6%)
Aflac, Inc.	201,854	8,627,240
Allstate Corp.	230,524	7,058,645
American International Group, Inc.*	56,554	2,494,597
Aon Corp.	124,268	5,056,465
Assurant, Inc.	47,639	1,527,306
Chubb Corp.	151,533	7,638,779
Cincinnati Financial Corp.	65,577	1,704,346
Genworth Financial, Inc., Class A	212,611	2,540,701
Hartford Financial Services Group, Inc.	171,750	4,551,375
Lincoln National Corp.	133,702	3,464,219
Loews Corp.	154,328	5,285,734
Marsh & McLennan Cos., Inc.	223,384	5,524,286
MBIA, Inc.*	56,930	441,777
MetLife, Inc.	354,694	13,503,201
Principal Financial Group, Inc.	135,282	3,705,374
Progressive Corp.*	288,599	4,784,971
Prudential Financial, Inc.	200,716	10,017,736
Torchmark Corp.	33,585	1,458,597
Travelers Cos., Inc.	246,993	12,159,465
Unum Group	139,617	2,993,388
XL Capital Ltd., Class A	155,437	2,713,930

		107,252,132

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co. (REIT), Class A	57,565	849,084
AvalonBay Communities, Inc. (REIT)	36,962	2,688,246
Boston Properties, Inc. (REIT)	62,949	4,126,307
Equity Residential (REIT)	124,514	3,822,580
HCP, Inc. (REIT)	123,144	3,539,159
Health Care REIT, Inc. (REIT)	56,143	2,336,672
Host Hotels & Resorts, Inc. (REIT)	255,755	3,010,236
Kimco Realty Corp. (REIT)	165,628	2,159,789
Plum Creek Timber Co., Inc. (REIT)	75,880	2,324,963
ProLogis (REIT)	186,140	2,218,789
Public Storage (REIT)	60,336	4,539,681
Simon Property Group, Inc. (REIT)	121,118	8,409,223
Ventas, Inc. (REIT)	72,207	2,779,969
Vornado Realty Trust (REIT)	66,591	4,289,126

		47,093,824

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	97,076	1,139,672

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	222,459	2,925,336
People’s United Financial, Inc.	162,336	2,525,948

		5,451,284

Total Financials		620,799,375

Health Care (13.0%)
Biotechnology (1.7%)
Amgen, Inc.*	444,087	$26,747,360
Biogen Idec, Inc.*	123,567	6,242,605
Celgene Corp.*	198,655	11,104,814
Cephalon, Inc.*	34,702	2,021,044
Genzyme Corp.*	120,685	6,846,460
Gilead Sciences, Inc.*	399,370	18,602,655

		71,564,938

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	261,328	14,898,309
Becton, Dickinson and Co.	107,153	7,473,922
Boston Scientific Corp.*	648,435	6,866,927
C.R. Bard, Inc.	44,946	3,533,205
CareFusion Corp.*	84,331	1,838,416
DENTSPLY International, Inc.	60,821	2,100,757
Hospira, Inc.*	67,561	3,013,221
Intuitive Surgical, Inc.*	17,020	4,463,495
Medtronic, Inc.	485,673	17,872,766
St. Jude Medical, Inc.*	148,703	5,800,904
Stryker Corp.	115,460	5,245,348
Varian Medical Systems, Inc.*	52,266	2,201,966
Zimmer Holdings, Inc.*	96,536	5,159,849

		80,469,085

Health Care Providers & Services (2.0%)
Aetna, Inc.	195,833	5,450,033
AmerisourceBergen Corp.	124,655	2,789,779
Cardinal Health, Inc.	162,345	4,350,846
CIGNA Corp.	122,924	3,452,935
Coventry Health Care, Inc.*	60,533	1,208,239
DaVita, Inc.*	42,711	2,419,151
Express Scripts, Inc.*	118,117	9,163,517
Humana, Inc.*	77,047	2,873,853
Laboratory Corp. of America Holdings*	49,959	3,282,306
McKesson Corp.	119,242	7,100,861
Medco Health Solutions, Inc.*	205,781	11,381,747
Patterson Cos., Inc.*	35,864	977,294
Quest Diagnostics, Inc.	64,470	3,364,689
Tenet Healthcare Corp.*	170,735	1,003,922
UnitedHealth Group, Inc.	507,576	12,709,703
WellPoint, Inc.*	206,587	9,783,960

		81,312,835

Health Care Technology (0.0%)
IMS Health, Inc.	72,659	1,115,316

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	79,916	3,720,090
Millipore Corp.*	26,533	1,866,066
PerkinElmer, Inc.	45,076	867,262
Thermo Fisher Scientific, Inc.*	176,697	7,716,358
Waters Corp.*	44,171	2,467,392

		16,637,168

Pharmaceuticals (6.9%)
Abbott Laboratories, Inc.	680,110	33,645,042
Allergan, Inc.	132,296	7,509,121
Bristol-Myers Squibb Co.	866,948	19,523,669
Eli Lilly and Co.	437,791	14,460,237
Forest Laboratories, Inc.*	127,704	3,759,606
Johnson & Johnson	1,206,134	73,441,499
King Pharmaceuticals, Inc.*	99,639	1,073,112
Merck & Co., Inc.	922,946	29,192,782
Mylan, Inc.*	140,009	2,241,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	2,963,520	$49,046,256
Schering-Plough Corp.	718,354	20,293,501
Watson Pharmaceuticals, Inc.*	42,930	1,572,955
Wyeth	587,537	28,542,547

		284,301,871

Total Health Care		535,401,213

Industrials (10.2%)
Aerospace & Defense (2.7%)
Boeing Co.	315,158	17,065,806
General Dynamics Corp.	171,087	11,052,220
Goodrich Corp.	57,071	3,101,238
Honeywell International, Inc.	332,228	12,342,270
ITT Corp.	76,763	4,003,191
L-3 Communications Holdings, Inc.	53,023	4,258,807
Lockheed Martin Corp.	143,795	11,227,514
Northrop Grumman Corp.	136,752	7,076,916
Precision Castparts Corp.	60,029	6,115,154
Raytheon Co.	174,268	8,359,636
Rockwell Collins, Inc.	66,041	3,354,883
United Technologies Corp.	412,097	25,109,070

		113,066,705

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	71,167	4,109,894
Expeditors International of Washington, Inc.	96,994	3,409,339
FedEx Corp.	134,680	10,130,629
United Parcel Service, Inc., Class B	435,380	24,585,909

		42,235,771

Airlines (0.1%)
Southwest Airlines Co.	312,505	3,000,048

Building Products (0.1%)
Masco Corp.	164,157	2,120,908

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	52,771	1,900,284
Cintas Corp.	52,741	1,598,580
Iron Mountain, Inc.*	74,391	1,983,264
Pitney Bowes, Inc.	85,195	2,117,096
R.R. Donnelley & Sons Co.	85,102	1,809,268
Republic Services, Inc.	136,214	3,619,206
Stericycle, Inc.*	33,889	1,641,922
Waste Management, Inc.	210,388	6,273,770

		20,943,390

Construction & Engineering (0.2%)
Fluor Corp.	80,500	4,093,425
Jacobs Engineering Group, Inc.*	56,514	2,596,818
Quanta Services, Inc.*	82,187	1,818,799

		8,509,042

Electrical Equipment (0.4%)
Emerson Electric Co.	325,090	13,029,607
Rockwell Automation, Inc.	59,476	2,533,678

		15,563,285

Industrial Conglomerates (2.5%)
3M Co.	305,226	22,525,679
General Electric Co.	4,646,883	76,301,819
Textron, Inc.	123,052	2,335,527

		101,163,025

Machinery (1.6%)
Caterpillar, Inc.	272,160	13,969,973
Cummins, Inc.	90,856	4,071,257
Danaher Corp.	115,345	7,765,025
Deere & Co.	182,448	$7,830,668
Dover Corp.	85,558	3,316,228
Eaton Corp.	75,133	4,251,777
Flowserve Corp.	25,689	2,531,394
Illinois Tool Works, Inc.	164,844	7,040,487
PACCAR, Inc.	155,915	5,879,555
Pall Corp.	47,690	1,539,433
Parker Hannifin Corp.	72,931	3,780,743
Snap-On, Inc.	21,752	756,100
Stanley Works	31,136	1,329,196

		64,061,836

Professional Services (0.1%)
Dun & Bradstreet Corp.	25,336	1,908,308
Equifax, Inc.	50,510	1,471,861
Monster Worldwide, Inc.*	52,770	922,420
Robert Half International, Inc.	62,108	1,553,942

		5,856,531

Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	114,503	9,140,774
CSX Corp.	174,394	7,300,133
Norfolk Southern Corp.	157,571	6,792,886
Ryder System, Inc.	21,946	857,211
Union Pacific Corp.	223,333	13,031,480

		37,122,484

Trading Companies & Distributors (0.1%)
Fastenal Co.	53,947	2,087,749
W.W. Grainger, Inc.	29,187	2,608,150

		4,695,899

Total Industrials		418,338,924

Information Technology (18.5%)
Communications Equipment (2.7%)
Ciena Corp.*	46,004	748,945
Cisco Systems, Inc.*	2,524,373	59,423,741
Harris Corp.	54,413	2,045,929
JDS Uniphase Corp.*	82,692	587,940
Juniper Networks, Inc.*	232,802	6,290,310
Motorola, Inc.	992,644	8,526,812
QUALCOMM, Inc.	730,336	32,850,513
Tellabs, Inc.*	189,652	1,312,392

		111,786,582

Computers & Peripherals (5.7%)
Apple, Inc.*	391,687	72,607,019
Dell, Inc.*	749,164	11,432,243
EMC Corp.*	876,323	14,932,544
Hewlett-Packard Co.	1,042,943	49,237,339
International Business Machines Corp.	574,887	68,762,234
Lexmark International, Inc., Class A*	38,502	829,333
NetApp, Inc.*	151,303	4,036,764
QLogic Corp.*	57,465	988,398
SanDisk Corp.*	103,490	2,245,733
Sun Microsystems, Inc.*	318,473	2,894,919
Teradata Corp.*	71,448	1,966,249
Western Digital Corp.*	100,813	3,682,699

		233,615,474

Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies, Inc.*	146,707	4,082,856
Amphenol Corp., Class A	71,690	2,701,279
Corning, Inc.	673,714	10,314,561
FLIR Systems, Inc.*	70,642	1,975,857
Jabil Circuit, Inc.	76,278	1,022,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Molex, Inc.	53,539	$1,117,894

		21,215,335

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	80,604	1,586,287
eBay, Inc.*	482,242	11,385,734
Google, Inc., Class A*	105,515	52,319,613
VeriSign, Inc.*	88,524	2,097,133
Yahoo!, Inc.*	527,921	9,402,273

		76,791,040

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*	45,945	2,488,841
Automatic Data Processing, Inc.	223,852	8,797,384
Cognizant Technology Solutions Corp., Class A*	131,263	5,074,628
Computer Sciences Corp.*	63,626	3,353,726
Convergys Corp.*	44,375	441,087
Fidelity National Information Services, Inc.	78,733	2,008,479
Fiserv, Inc.*	65,149	3,140,182
Mastercard, Inc., Class A	42,538	8,599,057
Paychex, Inc.	142,527	4,140,409
Total System Services, Inc.	77,785	1,253,116
Western Union Co.	301,507	5,704,512

		45,001,421

Office Electronics (0.1%)
Xerox Corp.	368,125	2,849,288

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	262,071	1,483,322
Altera Corp.	136,381	2,797,174
Analog Devices, Inc.	133,510	3,682,206
Applied Materials, Inc	571,558	7,658,877
Broadcom Corp., Class A*	184,445	5,660,617
Intel Corp.	2,456,848	48,080,515
KLA-Tencor Corp.	78,345	2,809,452
Linear Technology Corp.	91,231	2,520,713
LSI Corp.*	267,196	1,466,906
MEMC Electronic Materials, Inc.*	102,901	1,711,244
Microchip Technology, Inc	76,253	2,020,705
Micron Technology, Inc.*	357,985	2,935,477
National Semiconductor Corp.	106,426	1,518,699
Novellus Systems, Inc.*	48,977	1,027,537
Nvidia Corp.*	232,201	3,489,981
Teradyne, Inc.*	86,734	802,289
Texas Instruments, Inc.	560,075	13,268,177
Xilinx, Inc.	127,794	2,992,935

		105,926,826

Software (4.0%)
Adobe Systems, Inc.*	226,163	7,472,426
Autodesk, Inc.*	99,998	2,379,952
BMC Software, Inc.*	84,841	3,184,083
CA, Inc.	180,256	3,963,829
Citrix Systems, Inc.*	83,459	3,274,097
Compuware Corp.*	88,853	651,292
Electronic Arts, Inc.*	146,601	2,792,749
Intuit, Inc.*	146,372	4,171,602
McAfee, Inc.*	71,613	3,135,933
Microsoft Corp.	3,382,024	87,560,601
Novell, Inc.*	131,578	593,417
Oracle Corp.	1,696,317	35,351,246
Red Hat, Inc.*	78,470	2,168,911
Salesforce.com, Inc.*	49,186	2,800,159
Symantec Corp.*	349,478	$5,755,903

		165,256,200

Total Information Technology		762,442,166

Materials (3.5%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	89,985	6,981,036
Airgas, Inc.	32,881	1,590,454
CF Industries Holdings, Inc.	19,936	1,719,081
Dow Chemical Co.	504,289	13,146,814
E.I. du Pont de Nemours & Co.	390,948	12,565,069
Eastman Chemical Co.	34,046	1,822,823
Ecolab, Inc.	107,087	4,950,632
FMC Corp.	33,961	1,910,306
International Flavors & Fragrances, Inc.	30,498	1,156,789
Monsanto Co.	238,956	18,495,195
PPG Industries, Inc.	74,819	4,355,214
Praxair, Inc.	136,414	11,143,660
Sigma-Aldrich Corp.	50,401	2,720,646

		82,557,719

Construction Materials (0.1%)
Vulcan Materials Co.	56,562	3,058,307

Containers & Packaging (0.2%)
Ball Corp.	43,962	2,162,930
Bemis Co., Inc.	41,599	1,077,830
Owens-Illinois, Inc.*	71,416	2,635,251
Pactiv Corp.*	62,302	1,622,967
Sealed Air Corp.	63,623	1,248,920

		8,747,898

Metals & Mining (1.0%)
AK Steel Holding Corp.	52,039	1,026,729
Alcoa, Inc.	433,677	5,689,842
Allegheny Technologies, Inc.	45,633	1,596,699
Freeport-McMoRan Copper & Gold, Inc.	178,872	12,272,408
Newmont Mining Corp.	218,049	9,598,517
Nucor Corp.	140,469	6,603,448
Titanium Metals Corp.	27,763	266,247
United States Steel Corp.	64,733	2,872,203

		39,926,093

Paper & Forest Products (0.2%)
International Paper Co.	193,797	4,308,108
MeadWestvaco Corp.	80,884	1,804,522
Weyerhaeuser Co.	89,331	3,273,981

		9,386,611

Total Materials		143,676,628

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	2,582,210	69,745,492
CenturyTel, Inc.	135,080	4,538,688
Frontier Communications Corp.	158,645	1,196,183
Qwest Communications International, Inc.	647,487	2,466,926
Verizon Communications, Inc.	1,243,294	37,634,509
Windstream Corp.	176,619	1,789,151

		117,370,949

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	177,361	6,455,940
MetroPCS Communications, Inc.*	103,797	971,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	1,235,847	$4,881,596

		12,309,076

Total Telecommunication Services		129,680,025

Utilities (3.7%)
Electric Utilities (2.1%)
Allegheny Energy, Inc.	79,993	2,121,414
American Electric Power Co., Inc.	213,750	6,624,112
Duke Energy Corp.	556,413	8,757,941
Edison International	147,240	4,944,319
Entergy Corp.	87,709	7,004,441
Exelon Corp.	285,308	14,156,983
FirstEnergy Corp.	136,912	6,259,617
FPL Group, Inc.	182,950	10,104,328
Northeast Utilities	70,098	1,664,127
Pepco Holdings, Inc.	107,166	1,594,630
Pinnacle West Capital Corp.	39,454	1,294,880
PPL Corp.	159,549	4,840,717
Progress Energy, Inc.	118,163	4,615,447
Southern Co.	341,932	10,828,986

		84,811,942

Gas Utilities (0.1%)
EQT Corp.	53,515	2,279,739
Nicor, Inc.	15,467	565,938
Questar Corp.	71,861	2,699,099

		5,544,776

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	284,919	4,222,500
Constellation Energy Group, Inc.	82,706	2,677,193
Dynegy, Inc., Class A*	178,036	453,992

		7,353,685

Multi-Utilities (1.3%)
Ameren Corp.	108,260	2,736,813
CenterPoint Energy, Inc.	180,151	2,239,277
CMS Energy Corp.	111,904	1,499,514
Consolidated Edison, Inc.	124,146	5,082,537
Dominion Resources, Inc.	255,286	8,807,367
DTE Energy Co.	67,370	2,367,382
Integrys Energy Group, Inc.	29,006	1,041,025
NiSource, Inc.	108,488	1,506,898
PG&E Corp.	165,954	6,719,478
Public Service Enterprise Group, Inc.	216,400	6,803,616
SCANA Corp.	53,758	1,876,154
Sempra Energy	106,522	5,305,861
TECO Energy, Inc.	82,028	1,154,954
Wisconsin Energy Corp.	47,612	2,150,634
Xcel Energy, Inc.	191,405	3,682,632

		52,974,142

Total Utilities		150,684,545

Total Common Stocks (99.2%) (Cost $4,086,524,705)		4,084,237,548

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $30,120,024)	$30,120,024	$30,120,024

Total Investments (99.9%)
(Cost/Amortized Cost $4,116,644,729)		4,114,357,572
Other Assets Less Liabilities (0.1%)		4,942,264

Net Assets (100%)		$4,119,299,836

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	647	December-09	$34,182,282	$34,061,315	$(120,967)

					$(120,967)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$373,379,693	$—	$—	$373,379,693
Consumer Staples	471,191,247	—	—	471,191,247
Energy	478,643,732	—	—	478,643,732
Financials	620,799,375	—	—	620,799,375
Health Care	535,401,213	—	—	535,401,213
Industrials	418,338,924	—	—	418,338,924
Information Technology	762,442,166	—	—	762,442,166
Materials	143,676,628	—	—	143,676,628
Telecommunication Services	129,680,025	—	—	129,680,025
Utilities	150,684,545	—	—	150,684,545
Short-Term Investments	—	30,120,024	—	30,120,024

Total Asset	$4,084,237,548	$30,120,024	$—	$4,114,357,572

Liability:
Futures	$(120,967)	$—	$—	$(120,967)

Total Liability	$(120,967)	$—	$—	$(120,967)

Total	$4,084,116,581	$30,120,024	$—	$4,114,236,605

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,064,418,409
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$972,940,645

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,479,871
Aggregate gross unrealized depreciation	(58,767,028)

Net unrealized depreciation	$(2,287,157)

Federal income tax cost of investments	$4,116,644,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.1%)
Auto Components (0.3%)
BorgWarner, Inc.	363	$10,984
Gentex Corp.	439	6,212

		17,196

Automobiles (0.1%)
Thor Industries, Inc.	113	3,497

Distributors (0.2%)
LKQ Corp.*	447	8,287

Diversified Consumer Services (1.0%)
Brink’s Home Security Holdings, Inc.*	139	4,280
Career Education Corp.*	223	5,437
Corinthian Colleges, Inc.*	278	5,160
ITT Educational Services, Inc.*	98	10,820
Matthews International Corp., Class A	97	3,432
Regis Corp.	177	2,743
Service Corp. International	801	5,615
Sotheby’s, Inc.	214	3,687
Strayer Education, Inc.	44	9,578

		50,752

Hotels, Restaurants & Leisure (0.9%)
Bob Evans Farms, Inc.	98	2,848
Boyd Gaming Corp.*	179	1,957
Brinker International, Inc.	315	4,955
Cheesecake Factory, Inc.*	192	3,556
Chipotle Mexican Grill, Inc., Class A*	102	9,899
International Speedway Corp., Class A	90	2,481
Life Time Fitness, Inc.*	126	3,534
Panera Bread Co., Class A*	99	5,445
Scientific Games Corp., Class A*	207	3,277
Wendy’s/Arby’s Group, Inc., Class A	1,189	5,624
WMS Industries, Inc.*	147	6,550

		50,126

Household Durables (0.9%)
American Greetings Corp., Class A	126	2,810
Blyth, Inc.	17	658
M.D.C. Holdings, Inc.	118	4,099
Mohawk Industries, Inc.*	179	8,536
NVR, Inc.*	18	11,473
Ryland Group, Inc.	137	2,887
Toll Brothers, Inc.*	426	8,324
Tupperware Brands Corp.	200	7,984

		46,771

Internet & Catalog Retail (0.5%)
Netflix, Inc.*	140	6,464
priceline.com, Inc.*	133	22,054

		28,518

Leisure Equipment & Products (0.0%)
Callaway Golf Co.	206	1,568

Media (0.5%)
DreamWorks Animation SKG, Inc., Class A*	238	8,466
Harte-Hanks, Inc.	114	1,577
John Wiley & Sons, Inc., Class A	136	4,730
Lamar Advertising Co., Class A*	173	4,747
Marvel Entertainment, Inc.*	153	7,592
Scholastic Corp.	81	1,971

		29,083

Multiline Retail (0.4%)
99 Cents Only Stores*	150	$2,017
Dollar Tree, Inc.*	282	13,728
Saks, Inc.*	462	3,151

		18,896

Specialty Retail (2.7%)
Aaron’s, Inc.	171	4,514
Advance Auto Parts, Inc.	297	11,666
Aeropostale, Inc.*	209	9,085
American Eagle Outfitters, Inc.	647	10,908
AnnTaylor Stores Corp.*	187	2,971
Barnes & Noble, Inc.	118	2,622
CarMax, Inc.*	703	14,693
Chico’s FAS, Inc.*	566	7,358
Coldwater Creek, Inc.*	168	1,378
Collective Brands, Inc.*	205	3,553
Dick’s Sporting Goods, Inc.*	273	6,115
Foot Locker, Inc.	483	5,772
Guess?, Inc.	179	6,630
J. Crew Group, Inc.*	172	6,161
PetSmart, Inc.	386	8,396
Rent-A-Center, Inc.*	211	3,984
Ross Stores, Inc.	395	18,869
Urban Outfitters, Inc.*	409	12,340
Williams-Sonoma, Inc.	327	6,615

		143,630

Textiles, Apparel & Luxury Goods (0.6%)
Fossil, Inc.*	147	4,182
Hanesbrands, Inc.*	302	6,463
Phillips-Van Heusen Corp.	164	7,018
Timberland Co., Class A*	145	2,018
Under Armour, Inc., Class A*	117	3,256
Warnaco Group, Inc.*	146	6,404

		29,341

Total Consumer Discretionary		427,665

Consumer Staples (1.9%)
Beverages (0.2%)
Hansen Natural Corp.*	231	8,487
PepsiAmericas, Inc.	174	4,969

		13,456

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club, Inc.*	170	6,158
Ruddick Corp.	126	3,354

		9,512

Food Products (0.6%)
Corn Products International, Inc.	238	6,787
Flowers Foods, Inc.	251	6,599
Lancaster Colony Corp.	63	3,230
Ralcorp Holdings, Inc.*	175	10,232
Smithfield Foods, Inc.*	436	6,017
Tootsie Roll Industries, Inc.	78	1,855

		34,720

Household Products (0.5%)
Church & Dwight Co., Inc.	222	12,596
Energizer Holdings, Inc.*	219	14,529

		27,125

Personal Products (0.3%)
Alberto-Culver Co.	273	7,557
NBTY, Inc.*	192	7,599

		15,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.1%)
Universal Corp.	80	$3,346

Total Consumer Staples		103,315

Energy (3.4%)
Energy Equipment & Services (1.4%)
Exterran Holdings, Inc.*	199	4,724
Helix Energy Solutions Group, Inc.*	296	4,434
Helmerich & Payne, Inc.	335	13,243
Oceaneering International, Inc.*	175	9,931
Patterson-UTI Energy, Inc.	475	7,173
Pride International, Inc.*	548	16,681
Superior Energy Services, Inc.*	249	5,607
Tidewater, Inc.	159	7,487
Unit Corp.*	131	5,404

		74,684

Oil, Gas & Consumable Fuels (2.0%)
Arch Coal, Inc.	513	11,353
Bill Barrett Corp.*	119	3,902
Cimarex Energy Co.	259	11,220
Comstock Resources, Inc.*	148	5,932
Encore Acquisition Co.*	179	6,694
Forest Oil Corp.*	349	6,830
Frontier Oil Corp.	334	4,649
Mariner Energy, Inc.*	320	4,538
Newfield Exploration Co.*	419	17,833
Overseas Shipholding Group, Inc.	76	2,840
Patriot Coal Corp.*	236	2,775
Plains Exploration & Production Co.*	439	12,143
Quicksilver Resources, Inc.*	366	5,193
Southern Union Co.	396	8,233

		104,135

Total Energy		178,819

Financials (9.5%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	129	8,386
Apollo Investment Corp.	511	4,880
Eaton Vance Corp.	373	10,440
Jefferies Group, Inc.*	392	10,674
Raymond James Financial, Inc.	314	7,310
SEI Investments Co.	419	8,246
Waddell & Reed Financial, Inc., Class A	275	7,824

		57,760

Commercial Banks (1.7%)
Associated Banc-Corp	408	4,659
Bancorpsouth, Inc.	232	5,663
Bank of Hawaii Corp.	153	6,356
Cathay General Bancorp	158	1,278
City National Corp./California	137	5,334
Commerce Bancshares, Inc./Missouri	214	7,969
Cullen/Frost Bankers, Inc.	187	9,657
FirstMerit Corp.	263	5,001
Fulton Financial Corp.	561	4,129
International Bancshares Corp.	162	2,642
PacWest Bancorp	79	1,505
SVB Financial Group*	105	4,543
Synovus Financial Corp.	1,485	5,569
TCF Financial Corp.	342	4,460
Trustmark Corp.	156	2,972
Valley National Bancorp	453	5,568
Webster Financial Corp.	205	2,556
Westamerica Bancorp	93	$4,836
Wilmington Trust Corp.	221	3,138

		87,835

Consumer Finance (0.1%)
AmeriCredit Corp.*	311	4,911

Insurance (2.4%)
American Financial Group, Inc./Ohio	241	6,146
Arthur J. Gallagher & Co.	320	7,798
Brown & Brown, Inc.	370	7,089
Everest Reinsurance Group Ltd.	192	16,838
Fidelity National Financial, Inc., Class A	729	10,993
First American Corp.	297	9,614
Hanover Insurance Group, Inc.	163	6,737
HCC Insurance Holdings, Inc.	358	9,791
Horace Mann Educators Corp.	116	1,621
Mercury General Corp.	114	4,125
Old Republic International Corp.	768	9,354
Protective Life Corp.	273	5,848
Reinsurance Group of America, Inc.	232	10,347
StanCorp Financial Group, Inc.	156	6,298
Unitrin, Inc.	158	3,079
W.R. Berkley Corp.	432	10,921

		126,599

Real Estate Investment Trusts (REITs) (3.5%)
Alexandria Real Estate Equities, Inc. (REIT)	140	7,609
AMB Property Corp. (REIT)	456	10,465
BRE Properties, Inc. (REIT)	164	5,133
Camden Property Trust (REIT)	205	8,262
Corporate Office Properties Trust/Maryland (REIT)	183	6,749
Cousins Properties, Inc. (REIT)	278	2,302
Duke Realty Corp. (REIT)	714	8,575
Equity One, Inc. (REIT)	117	1,833
Essex Property Trust, Inc. (REIT)	86	6,844
Federal Realty Investment Trust (REIT)	193	11,844
Highwoods Properties, Inc. (REIT)	226	7,108
Hospitality Properties Trust (REIT)	381	7,761
Liberty Property Trust (REIT)	352	11,451
Macerich Co. (REIT)	247	7,492
Mack-Cali Realty Corp. (REIT)	242	7,824
Nationwide Health Properties, Inc. (REIT)	330	10,227
Omega Healthcare Investors, Inc. (REIT)	263	4,213
Potlatch Corp. (REIT)	127	3,613
Rayonier, Inc. (REIT)	245	10,023
Realty Income Corp. (REIT)	321	8,234
Regency Centers Corp. (REIT)	249	9,225
SL Green Realty Corp. (REIT)	245	10,743
UDR, Inc. (REIT)	480	7,555
Weingarten Realty Investors (REIT)	336	6,693

		181,778

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	130	6,158

Thrifts & Mortgage Finance (0.6%)
Astoria Financial Corp.	261	2,881
First Niagara Financial Group, Inc.	582	7,176
New York Community Bancorp, Inc.	1,105	12,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NewAlliance Bancshares, Inc.	341	$3,649
Washington Federal, Inc.	332	5,598

		31,923

Total Financials		496,964

Health Care (6.4%)
Biotechnology (0.7%)
OSI Pharmaceuticals, Inc.*	185	6,530
United Therapeutics Corp.*	148	7,251
Vertex Pharmaceuticals, Inc.*	570	21,603

		35,384

Health Care Equipment & Supplies (2.0%)
Beckman Coulter, Inc.	216	14,891
Edwards Lifesciences Corp.*	179	12,514
Gen-Probe, Inc.*	163	6,755
Hill-Rom Holdings, Inc.	200	4,356
Hologic, Inc.*	811	13,252
Idexx Laboratories, Inc.*	188	9,400
Immucor, Inc.*	225	3,982
Kinetic Concepts, Inc.*	191	7,063
Masimo Corp.*	159	4,166
ResMed, Inc.*	240	10,848
STERIS Corp.	187	5,694
Teleflex, Inc.	127	6,135
Thoratec Corp.*	180	5,449

		104,505

Health Care Providers & Services (1.7%)
Community Health Systems, Inc.*	295	9,419
Health Management Associates, Inc., Class A*	787	5,895
Health Net, Inc.*	331	5,097
Henry Schein, Inc.*	285	15,649
Kindred Healthcare, Inc.*	117	1,899
LifePoint Hospitals, Inc.*	174	4,709
Lincare Holdings, Inc.*	220	6,875
Omnicare, Inc.	370	8,333
Owens & Minor, Inc.	133	6,018
Psychiatric Solutions, Inc.*	179	4,790
Universal Health Services, Inc., Class B	152	9,413
VCA Antech, Inc.*	270	7,260
WellCare Health Plans, Inc.*	135	3,328

		88,685

Health Care Technology (0.3%)
Cerner Corp.*	212	15,858

Life Sciences Tools & Services (1.1%)
Affymetrix, Inc.*	226	1,984
Bio-Rad Laboratories, Inc., Class A*	61	5,605
Charles River Laboratories International, Inc.*	211	7,803
Covance, Inc.*	204	11,047
Mettler-Toledo International, Inc.*	107	9,693
Pharmaceutical Product Development, Inc.	366	8,030
Techne Corp.	119	7,443
Varian, Inc.*	90	4,595

		56,200

Pharmaceuticals (0.6%)
Endo Pharmaceuticals Holdings, Inc.*	363	8,215
Medicis Pharmaceutical Corp., Class A	181	3,864
Perrigo Co.	248	8,429
Sepracor, Inc.*	344	7,878
Valeant Pharmaceuticals International*	218	$6,117

		34,503

Total Health Care		335,135

Industrials (7.7%)
Aerospace & Defense (0.3%)
Alliant Techsystems, Inc.*	101	7,863
BE Aerospace, Inc.*	322	6,485

		14,348

Airlines (0.2%)
AirTran Holdings, Inc.*	383	2,394
Alaska Air Group, Inc.*	116	3,107
JetBlue Airways Corp.*	657	3,929

		9,430

Building Products (0.1%)
Lennox International, Inc.	150	5,418

Commercial Services & Supplies (0.9%)
Brink’s Co.	138	3,714
Clean Harbors, Inc.*	70	3,938
Copart, Inc.*	207	6,874
Corrections Corp. of America*	367	8,313
Deluxe Corp.	163	2,787
Herman Miller, Inc.	172	2,909
HNI Corp.	143	3,375
Mine Safety Appliances Co.	91	2,503
Rollins, Inc.	128	2,413
Waste Connections, Inc.*	256	7,388

		44,214

Construction & Engineering (0.9%)
Aecom Technology Corp.*	344	9,336
Dycom Industries, Inc.*	125	1,537
Granite Construction, Inc.	106	3,280
KBR, Inc.	506	11,785
Shaw Group, Inc.*	267	8,568
URS Corp.*	266	11,611

		46,117

Electrical Equipment (0.8%)
AMETEK, Inc.	343	11,974
Hubbell, Inc., Class B	180	7,560
Roper Industries, Inc.	287	14,631
Thomas & Betts Corp.*	169	5,084
Woodward Governor Co.	175	4,245

		43,494

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	196	6,646

Machinery (2.7%)
AGCO Corp.*	295	8,151
Bucyrus International, Inc.	234	8,335
Crane Co.	151	3,897
Donaldson Co., Inc.	246	8,519
Federal Signal Corp.	143	1,028
Graco, Inc.	191	5,323
Harsco Corp.	256	9,065
IDEX Corp.	258	7,211
Joy Global, Inc.	323	15,808
Kennametal, Inc.	256	6,300
Lincoln Electric Holdings, Inc.	136	6,453
Nordson Corp.	107	6,002
Oshkosh Corp.	279	8,629
Pentair, Inc.	314	9,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SPX Corp.	152	$9,313
Terex Corp.*	334	6,924
Timken Co.	257	6,022
Trinity Industries, Inc.	251	4,315
Valmont Industries, Inc.	61	5,196
Wabtec Corp.	152	5,705

		141,465

Marine (0.2%)
Alexander & Baldwin, Inc.	131	4,204
Kirby Corp.*	165	6,075

		10,279

Professional Services (0.7%)
Corporate Executive Board Co.	109	2,714
FTI Consulting, Inc.*	164	6,988
Kelly Services, Inc., Class A	80	984
Korn/Ferry International*	136	1,984
Manpower, Inc.	247	14,007
MPS Group, Inc.*	295	3,104
Navigant Consulting, Inc.*	154	2,079
Watson Wyatt Worldwide, Inc., Class A	136	5,924

		37,784

Road & Rail (0.6%)
Con-way, Inc.	151	5,787
J.B. Hunt Transport Services, Inc.	270	8,675
Kansas City Southern*	294	7,788
Landstar System, Inc.	164	6,242
Werner Enterprises, Inc.	137	2,552

		31,044

Trading Companies & Distributors (0.2%)
GATX Corp.	151	4,221
MSC Industrial Direct Co., Class A	142	6,188
United Rentals, Inc.*	192	1,978

		12,387

Total Industrials		402,626

Information Technology (7.9%)
Communications Equipment (1.0%)
3Com Corp.*	1,238	6,475
ADC Telecommunications, Inc.*	309	2,577
ADTRAN, Inc.	175	4,296
Avocent Corp.*	142	2,878
CommScope, Inc.*	299	8,949
F5 Networks, Inc.*	245	9,709
Palm, Inc.*	498	8,680
Plantronics, Inc.	156	4,183
Polycom, Inc.*	268	7,169

		54,916

Computers & Peripherals (0.3%)
Diebold, Inc.	211	6,949
Imation Corp.	86	797
NCR Corp.*	506	6,993

		14,739

Electronic Equipment, Instruments & Components (1.3%)
Arrow Electronics, Inc.*	382	10,753
Avnet, Inc.*	482	12,518
Ingram Micro, Inc., Class A*	517	8,711
Itron, Inc.*	127	8,146
National Instruments Corp.	177	4,890
Tech Data Corp.*	160	6,658
Trimble Navigation Ltd.*	381	9,110
Vishay Intertechnology, Inc.*	596	4,708

		65,494

Internet Software & Services (0.4%)
Digital River, Inc.*	122	$4,919
Equinix, Inc.*	120	11,040
ValueClick, Inc.*	278	3,667

		19,626

IT Services (1.8%)
Acxiom Corp.*	237	2,242
Alliance Data Systems Corp.*	165	10,078
Broadridge Financial Solutions, Inc.	448	9,005
DST Systems, Inc.*	128	5,735
Gartner, Inc.*	190	3,471
Global Payments, Inc.	256	11,955
Hewitt Associates, Inc., Class A*	266	9,690
Lender Processing Services, Inc.	299	11,413
ManTech International Corp., Class A*	67	3,160
Metavante Technologies, Inc.*	284	9,792
NeuStar, Inc., Class A*	231	5,221
SAIC, Inc.*	663	11,629
SRA International, Inc., Class A*	135	2,915

		96,306

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	184	4,771

Semiconductors & Semiconductor Equipment (1.2%)
Atmel Corp.*	1,440	6,034
Cree, Inc.*	313	11,503
Fairchild Semiconductor International, Inc.*	395	4,041
Integrated Device Technology, Inc.*	528	3,569
International Rectifier Corp.*	229	4,463
Intersil Corp., Class A	375	5,741
Lam Research Corp.*	400	13,664
RF Micro Devices, Inc.*	850	4,615
Semtech Corp.*	195	3,317
Silicon Laboratories, Inc.*	138	6,398

		63,345

Software (1.8%)
ACI Worldwide, Inc.*	112	1,695
Advent Software, Inc.*	50	2,012
ANSYS, Inc.*	280	10,492
Cadence Design Systems, Inc.*	841	6,173
FactSet Research Systems, Inc.	133	8,810
Fair Isaac Corp.	156	3,352
Informatica Corp.*	278	6,277
Jack Henry & Associates, Inc.	268	6,290
Mentor Graphics Corp.*	301	2,802
Micros Systems, Inc.*	257	7,759
Parametric Technology Corp.*	370	5,113
Quest Software, Inc.*	196	3,303
Rovi Corp.*	316	10,618
Sybase, Inc.*	250	9,725
Synopsys, Inc.*	451	10,111

		94,532

Total Information Technology		413,729

Materials (3.5%)
Chemicals (1.7%)
Albemarle Corp.	292	10,103
Ashland, Inc.	232	10,027
Cabot Corp.	209	4,830
Cytec Industries, Inc.	151	4,903
Lubrizol Corp.	213	15,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Minerals Technologies, Inc.	57	$2,711
Olin Corp.	249	4,343
RPM International, Inc.	410	7,581
Scotts Miracle-Gro Co., Class A	140	6,013
Sensient Technologies Corp.	156	4,332
Terra Industries, Inc.	315	10,921
Valspar Corp.	320	8,803

		89,788

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	141	12,982

Containers & Packaging (0.7%)
AptarGroup, Inc.	212	7,920
Greif, Inc., Class A	109	6,000
Packaging Corp. of America	327	6,671
Sonoco Products Co.	319	8,785
Temple-Inland, Inc.	340	5,583

		34,959

Metals & Mining (0.9%)
Carpenter Technology Corp.	141	3,298
Cliffs Natural Resources, Inc.	413	13,365
Commercial Metals Co.	359	6,426
Reliance Steel & Aluminum Co.	198	8,427
Steel Dynamics, Inc.	680	10,431
Worthington Industries, Inc.	192	2,669

		44,616

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.*	375	2,501

Total Materials		184,846

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.0%)
Cincinnati Bell, Inc.*	687	2,404

Wireless Telecommunication Services (0.3%)
Syniverse Holdings, Inc.*	211	3,693
Telephone & Data Systems, Inc.	306	9,489

		13,182

Total Telecommunication Services		15,586

Utilities (3.2%)
Electric Utilities (1.0%)
Cleco Corp.	193	4,841
DPL, Inc.	370	9,657
Great Plains Energy, Inc.	431	7,737
Hawaiian Electric Industries, Inc.	292	5,291
IDACORP, Inc.	151	4,347
NV Energy, Inc.	748	8,669
PNM Resources, Inc.	277	3,235
Westar Energy, Inc.	347	6,770

		50,547

Gas Utilities (1.1%)
AGL Resources, Inc.	246	8,676
Energen Corp.	229	9,870
National Fuel Gas Co.	254	11,636
ONEOK, Inc.	333	12,195
UGI Corp.	346	8,671
WGL Holdings, Inc.	160	5,302

		56,350

Multi-Utilities (1.0%)
Alliant Energy Corp.	342	9,525
Black Hills Corp.	124	3,121
MDU Resources Group, Inc.	587	$12,239
NSTAR	341	10,851
OGE Energy Corp.	306	10,122
Vectren Corp.	259	5,967

		51,825

Water Utilities (0.1%)
Aqua America, Inc.	433	7,638

Total Utilities		166,360

Total Investments (51.9%) (Cost $2,575,674)		2,725,045
Other Assets Less Liabilities (48.1%)		2,522,026

Net Assets (100%)		$5,247,071

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2009, were as follows:

Securities	Market Value May 27, 2009*	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Mid Cap Index Portfolio	$—	$52,000	$52,000	$—	$—	$5,418

*	The Portfolio commenced operations on May 27, 2009.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	35	December-09	$2,401,552	$2,412,200	$10,648

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$427,665	$—	$—	$427,665
Consumer Staples	103,315	—	—	103,315
Energy	178,819	—	—	178,819
Financials	496,964	—	—	496,964
Health Care	335,135	—	—	335,135
Industrials	402,626	—	—	402,626
Information Technology	413,729	—	—	413,729
Materials	184,846	—	—	184,846
Telecommunication Services	15,586	—	—	15,586
Utilities	166,360	—	—	166,360
Futures	10,648	—	—	10,648

Total Asset	$2,735,693	$—	$—	$2,735,693

Total Liability	$—	$—	$—	$—

Total	$2,735,693	$—	$—	$2,735,693

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,705,699
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$144,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,434
Aggregate gross unrealized depreciation	(17,063)

Net unrealized appreciation	$149,371

Federal income tax cost of investments	$2,575,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.6%)
Auto Components (0.6%)
BorgWarner, Inc.	141,987	$4,296,527
Gentex Corp.	164,175	2,323,076

		6,619,603

Automobiles (0.1%)
Thor Industries, Inc.	41,951	1,298,383

Distributors (0.3%)
LKQ Corp.*	168,245	3,119,262

Diversified Consumer Services (1.9%)
Brink’s Home Security Holdings, Inc.*	52,808	1,625,958
Career Education Corp.*	84,930	2,070,593
Corinthian Colleges, Inc.*	106,758	1,981,428
ITT Educational Services, Inc.*	38,521	4,253,104
Matthews International Corp., Class A	35,695	1,262,889
Regis Corp.	66,942	1,037,601
Service Corp. International	299,066	2,096,453
Sotheby’s, Inc.	79,660	1,372,542
Strayer Education, Inc.	17,192	3,742,355

		19,442,923

Hotels, Restaurants & Leisure (1.8%)
Bob Evans Farms, Inc.	38,508	1,119,042
Boyd Gaming Corp.*	64,916	709,532
Brinker International, Inc.	125,051	1,967,052
Cheesecake Factory, Inc.*	73,973	1,369,980
Chipotle Mexican Grill, Inc., Class A*	38,693	3,755,156
International Speedway Corp., Class A	34,860	961,090
Life Time Fitness, Inc.*	47,305	1,326,905
Panera Bread Co., Class A*	38,441	2,114,255
Scientific Games Corp., Class A*	76,748	1,214,921
Wendy’s/Arby’s Group, Inc., Class A	438,233	2,072,842
WMS Industries, Inc.*	56,684	2,525,839

		19,136,614

Household Durables (1.7%)
American Greetings Corp., Class A	45,949	1,024,663
Blyth, Inc.	6,637	257,051
M.D.C. Holdings, Inc.	44,396	1,542,317
Mohawk Industries, Inc.*	67,436	3,216,023
NVR, Inc.*	7,125	4,541,261
Ryland Group, Inc.	53,763	1,132,786
Toll Brothers, Inc.*	165,593	3,235,687
Tupperware Brands Corp.	76,731	3,063,102

		18,012,890

Internet & Catalog Retail (1.0%)
Netflix, Inc.*	54,207	2,502,737
priceline.com, Inc.*	51,151	8,481,859

		10,984,596

Leisure Equipment & Products (0.1%)
Callaway Golf Co.	80,970	616,182

Media (1.0%)
DreamWorks Animation SKG, Inc., Class A*	89,907	3,197,992
Harte-Hanks, Inc.	44,084	609,682
John Wiley & Sons, Inc., Class A	50,369	1,751,834
Lamar Advertising Co., Class A*	64,046	1,757,422
Marvel Entertainment, Inc.*	58,203	2,888,033
Scholastic Corp.	29,603	$720,537

		10,925,500

Multiline Retail (0.7%)
99 Cents Only Stores*	53,194	715,459
Dollar Tree, Inc.*	108,997	5,305,974
Saks, Inc.*	178,014	1,214,056

		7,235,489

Specialty Retail (5.3%)
Aaron’s, Inc.	66,517	1,756,049
Advance Auto Parts, Inc.	116,175	4,563,354
Aeropostale, Inc.*	81,849	3,557,976
American Eagle Outfitters, Inc.	252,088	4,250,204
AnnTaylor Stores Corp.*	72,291	1,148,704
Barnes & Noble, Inc.	48,188	1,070,737
CarMax, Inc.*	266,300	5,565,670
Chico’s FAS, Inc.*	213,068	2,769,884
Coldwater Creek, Inc.*	63,673	522,118
Collective Brands, Inc.*	78,739	1,364,547
Dick’s Sporting Goods, Inc.*	106,819	2,392,745
Foot Locker, Inc.	190,936	2,281,685
Guess?, Inc.	71,121	2,634,322
J. Crew Group, Inc.*	66,840	2,394,209
PetSmart, Inc.	153,100	3,329,925
Rent-A-Center, Inc.*	78,078	1,474,113
Ross Stores, Inc.	152,315	7,276,087
Urban Outfitters, Inc.*	156,639	4,725,799
Williams-Sonoma, Inc.	129,142	2,612,543

		55,690,671

Textiles, Apparel & Luxury Goods (1.1%)
Fossil, Inc.*	57,945	1,648,535
Hanesbrands, Inc.*	113,311	2,424,855
Phillips-Van Heusen Corp.	63,144	2,701,932
Timberland Co., Class A*	52,436	729,909
Under Armour, Inc., Class A*	45,979	1,279,596
Warnaco Group, Inc.*	55,824	2,448,441

		11,233,268

Total Consumer Discretionary		164,315,381

Consumer Staples (3.8%)
Beverages (0.5%)
Hansen Natural Corp.*	88,391	3,247,485
PepsiAmericas, Inc.	66,473	1,898,469

		5,145,954

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*	68,067	2,465,387
Ruddick Corp.	50,190	1,336,058

		3,801,445

Food Products (1.3%)
Corn Products International, Inc.	88,999	2,538,251
Flowers Foods, Inc.	95,605	2,513,455
Lancaster Colony Corp.	24,303	1,246,015
Ralcorp Holdings, Inc.*	69,117	4,041,271
Smithfield Foods, Inc.*	172,016	2,373,821
Tootsie Roll Industries, Inc.	30,116	716,159

		13,428,972

Household Products (1.0%)
Church & Dwight Co., Inc.	85,774	4,866,817
Energizer Holdings, Inc.*	83,886	5,564,997

		10,431,814

Personal Products (0.5%)
Alberto-Culver Co.	104,756	2,899,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NBTY, Inc.*	72,097	$2,853,599

		5,753,245

Tobacco (0.1%)
Universal Corp.	30,944	1,294,078

Total Consumer Staples		39,855,508

Energy (6.5%)
Energy Equipment & Services (2.7%)
Exterran Holdings, Inc.*	76,548	1,817,249
Helix Energy Solutions Group, Inc.*	115,357	1,728,048
Helmerich & Payne, Inc.	127,460	5,038,494
Oceaneering International, Inc.*	65,702	3,728,588
Patterson-UTI Energy, Inc.	187,848	2,836,505
Pride International, Inc.*	210,991	6,422,566
Seahawk Drilling, Inc.*	245	7,617
Superior Energy Services, Inc.*	93,180	2,098,414
Tidewater, Inc.	63,404	2,985,694
Unit Corp.*	49,659	2,048,434

		28,711,609

Oil, Gas & Consumable Fuels (3.8%)
Arch Coal, Inc.	197,159	4,363,129
Bill Barrett Corp.*	47,172	1,546,770
Cimarex Energy Co.	100,036	4,333,560
Comstock Resources, Inc.*	57,226	2,293,618
Encore Acquisition Co.*	66,293	2,479,358
Forest Oil Corp.*	136,905	2,679,231
Frontier Oil Corp.	128,267	1,785,477
Mariner Energy, Inc.*	120,963	1,715,255
Newfield Exploration Co.*	160,350	6,824,496
Overseas Shipholding Group, Inc.	29,198	1,091,129
Patriot Coal Corp.*	92,208	1,084,366
Plains Exploration & Production Co.*	167,624	4,636,480
Quicksilver Resources, Inc.*	143,459	2,035,683
Southern Union Co.	147,943	3,075,735

		39,944,287

Total Energy		68,655,896

Financials (18.1%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	50,756	3,299,648
Apollo Investment Corp.	199,358	1,903,869
Eaton Vance Corp.	140,676	3,937,521
Jefferies Group, Inc.*	148,294	4,038,046
Raymond James Financial, Inc.	118,090	2,749,135
SEI Investments Co.	156,343	3,076,830
Waddell & Reed Financial, Inc., Class A	105,080	2,989,526

		21,994,575

Commercial Banks (3.2%)
Associated Banc-Corp	157,231	1,795,578
Bancorpsouth, Inc.	86,726	2,116,982
Bank of Hawaii Corp.	58,929	2,447,911
Cathay General Bancorp	62,545	505,989
City National Corp./California	53,151	2,069,168
Commerce Bancshares, Inc./Missouri	82,010	3,054,052
Cullen/Frost Bankers, Inc.	72,908	3,764,969
FirstMerit Corp.	104,272	1,984,296
Fulton Financial Corp.	208,624	1,535,473
International Bancshares Corp.	60,781	991,338
PacWest Bancorp	33,640	640,842
SVB Financial Group*	40,740	1,762,820
Synovus Financial Corp.	574,435	2,154,131
TCF Financial Corp.	137,851	$1,797,577
Trustmark Corp.	58,879	1,121,645
Valley National Bancorp	169,365	2,081,496
Webster Financial Corp.	75,591	942,620
Westamerica Bancorp	35,379	1,839,708
Wilmington Trust Corp.	85,461	1,213,546

		33,820,141

Consumer Finance (0.2%)
AmeriCredit Corp.*	114,987	1,815,645

Insurance (4.6%)
American Financial Group, Inc./Ohio	92,652	2,362,626
Arthur J. Gallagher & Co.	120,422	2,934,684
Brown & Brown, Inc.	139,321	2,669,390
Everest Reinsurance Group Ltd.	74,282	6,514,531
Fidelity National Financial, Inc., Class A	282,178	4,255,244
First American Corp.	111,701	3,615,761
Hanover Insurance Group, Inc.	61,203	2,529,520
HCC Insurance Holdings, Inc.	134,190	3,670,097
Horace Mann Educators Corp.	48,270	674,332
Mercury General Corp.	41,933	1,517,136
Old Republic International Corp.	288,010	3,507,962
Protective Life Corp.	102,307	2,191,416
Reinsurance Group of America, Inc.	87,119	3,885,507
StanCorp Financial Group, Inc.	58,621	2,366,530
Unitrin, Inc.	58,725	1,144,550
W.R. Berkley Corp.	161,873	4,092,150

		47,931,436

Real Estate Investment Trusts (REITs) (6.6%)
Alexandria Real Estate Equities, Inc. (REIT)	52,056	2,829,244
AMB Property Corp. (REIT)	175,299	4,023,112
BRE Properties, Inc. (REIT)	64,621	2,022,637
Camden Property Trust (REIT)	78,404	3,159,681
Corporate Office Properties Trust/Maryland (REIT)	70,994	2,618,259
Cousins Properties, Inc. (REIT)	109,230	904,424
Duke Realty Corp. (REIT)	268,344	3,222,811
Equity One, Inc. (REIT)	38,296	600,098
Essex Property Trust, Inc. (REIT)	34,429	2,739,860
Federal Realty Investment Trust (REIT)	73,998	4,541,257
Highwoods Properties, Inc. (REIT)	86,970	2,735,206
Hospitality Properties Trust (REIT)	145,321	2,960,189
Liberty Property Trust (REIT)	134,986	4,391,095
Macerich Co. (REIT)	96,236	2,918,838
Mack-Cali Realty Corp. (REIT)	95,765	3,096,082
Nationwide Health Properties, Inc. (REIT)	126,542	3,921,537
Omega Healthcare Investors, Inc. (REIT)	97,911	1,568,534
Potlatch Corp. (REIT)	49,271	1,401,760
Rayonier, Inc. (REIT)	94,750	3,876,223
Realty Income Corp. (REIT)	127,617	3,273,376
Regency Centers Corp. (REIT)	97,941	3,628,714
SL Green Realty Corp. (REIT)	93,047	4,080,111
UDR, Inc. (REIT)	184,058	2,897,073
Weingarten Realty Investors (REIT)	125,217	2,494,323

		69,904,444

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	50,914	2,411,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	101,172	$1,116,939
First Niagara Financial Group, Inc.	224,727	2,770,884
New York Community Bancorp, Inc.	425,303	4,856,960
NewAlliance Bancshares, Inc.	129,946	1,390,422
Washington Federal, Inc.	134,303	2,264,349

		12,399,554

Total Financials		190,277,591

Health Care (12.1%)
Biotechnology (1.3%)
OSI Pharmaceuticals, Inc.*	70,814	2,499,734
United Therapeutics Corp.*	57,122	2,798,407
Vertex Pharmaceuticals, Inc.*	216,108	8,190,493

		13,488,634

Health Care Equipment & Supplies (3.8%)
Beckman Coulter, Inc.	83,521	5,757,938
Edwards Lifesciences Corp.*	68,689	4,802,048
Gen-Probe, Inc.*	62,287	2,581,173
Hill-Rom Holdings, Inc.	74,259	1,617,361
Hologic, Inc.*	310,243	5,069,371
Idexx Laboratories, Inc.*	70,308	3,515,400
Immucor, Inc.*	83,684	1,481,207
Kinetic Concepts, Inc.*	73,585	2,721,173
Masimo Corp.*	60,613	1,588,061
ResMed, Inc.*	90,446	4,088,159
STERIS Corp.	69,402	2,113,291
Teleflex, Inc.	48,804	2,357,721
Thoratec Corp.*	67,351	2,038,715

		39,731,618

Health Care Providers & Services (3.2%)
Community Health Systems, Inc.*	111,285	3,553,330
Health Management Associates, Inc., Class A*	295,000	2,209,550
Health Net, Inc.*	127,109	1,957,479
Henry Schein, Inc.*	109,010	5,985,739
Kindred Healthcare, Inc.*	44,287	718,778
LifePoint Hospitals, Inc.*	67,230	1,819,244
Lincare Holdings, Inc.*	83,647	2,613,969
Omnicare, Inc.	145,674	3,280,578
Owens & Minor, Inc.	51,385	2,325,171
Psychiatric Solutions, Inc.*	67,087	1,795,248
Universal Health Services, Inc., Class B	59,924	3,711,093
VCA Antech, Inc.*	101,241	2,722,371
WellCare Health Plans, Inc.*	50,055	1,233,856

		33,926,406

Health Care Technology (0.6%)
Cerner Corp.*	81,905	6,126,494

Life Sciences Tools & Services (2.0%)
Affymetrix, Inc.*	82,668	725,825
Bio-Rad Laboratories, Inc., Class A*	22,825	2,097,161
Charles River Laboratories International, Inc.*	78,730	2,911,435
Covance, Inc.*	76,866	4,162,294
Mettler-Toledo International, Inc.*	40,338	3,654,219
Pharmaceutical Product Development, Inc.	144,206	3,163,880
Techne Corp.	44,415	2,778,158
Varian, Inc.*	34,311	1,751,920

		21,244,892

Pharmaceuticals (1.2%)
Endo Pharmaceuticals Holdings, Inc.*	143,005	$3,236,203
Medicis Pharmaceutical Corp., Class A	70,641	1,508,186
Perrigo Co.	94,476	3,211,239
Sepracor, Inc.*	132,418	3,032,372
Valeant Pharmaceuticals International*	80,432	2,256,922

		13,244,922

Total Health Care		127,762,966

Industrials (14.6%)
Aerospace & Defense (0.5%)
Alliant Techsystems, Inc.*	40,313	3,138,367
BE Aerospace, Inc.*	120,799	2,432,892

		5,571,259

Airlines (0.3%)
AirTran Holdings, Inc.*	144,057	900,356
Alaska Air Group, Inc.*	43,830	1,174,206
JetBlue Airways Corp.*	260,073	1,555,237

		3,629,799

Building Products (0.2%)
Lennox International, Inc.	59,336	2,143,216

Commercial Services & Supplies (1.6%)
Brink’s Co.	54,774	1,473,968
Clean Harbors, Inc.*	26,634	1,498,429
Copart, Inc.*	79,250	2,631,893
Corrections Corp. of America*	137,849	3,122,280
Deluxe Corp.	60,102	1,027,744
Herman Miller, Inc.	68,573	1,159,570
HNI Corp.	53,184	1,255,142
Mine Safety Appliances Co.	35,192	968,132
Rollins, Inc.	49,699	936,826
Waste Connections, Inc.*	95,414	2,753,648

		16,827,632

Construction & Engineering (1.7%)
Aecom Technology Corp.*	132,411	3,593,634
Dycom Industries, Inc.*	45,321	557,448
Granite Construction, Inc.	41,551	1,285,588
KBR, Inc.	194,686	4,534,237
Shaw Group, Inc.*	100,240	3,216,702
URS Corp.*	102,232	4,462,427

		17,650,036

Electrical Equipment (1.6%)
AMETEK, Inc.	129,998	4,538,230
Hubbell, Inc., Class B	67,225	2,823,450
Roper Industries, Inc.	109,741	5,594,596
Thomas & Betts Corp.*	62,831	1,889,957
Woodward Governor Co.	66,705	1,618,263

		16,464,496

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	72,930	2,473,056

Machinery (5.1%)
AGCO Corp.*	110,736	3,059,636
Bucyrus International, Inc.	91,588	3,262,364
Crane Co.	55,387	1,429,538
Donaldson Co., Inc.	92,126	3,190,323
Federal Signal Corp.	55,673	400,289
Graco, Inc.	71,208	1,984,567
Harsco Corp.	96,150	3,404,671
IDEX Corp.	96,127	2,686,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Joy Global, Inc.	124,206	$6,078,642
Kennametal, Inc.	99,352	2,445,053
Lincoln Electric Holdings, Inc.	50,815	2,411,172
Nordson Corp.	39,992	2,243,151
Oshkosh Corp.	106,734	3,301,283
Pentair, Inc.	118,017	3,483,862
SPX Corp.	59,919	3,671,237
Terex Corp.*	131,827	2,732,774
Timken Co.	96,435	2,259,472
Trinity Industries, Inc.	96,994	1,667,327
Valmont Industries, Inc.	23,751	2,023,110
Wabtec Corp.	58,432	2,192,953

		53,928,174

Marine (0.4%)
Alexander & Baldwin, Inc.	48,649	1,561,147
Kirby Corp.*	64,111	2,360,567

		3,921,714

Professional Services (1.4%)
Corporate Executive Board Co.	40,074	997,843
FTI Consulting, Inc.*	63,044	2,686,305
Kelly Services, Inc., Class A	30,584	376,183
Korn/Ferry International*	53,243	776,815
Manpower, Inc.	94,810	5,376,675
MPS Group, Inc.*	110,108	1,158,336
Navigant Consulting, Inc.*	60,599	818,087
Watson Wyatt Worldwide, Inc., Class A	52,406	2,282,805

		14,473,049

Road & Rail (1.2%)
Con-way, Inc.	60,014	2,299,737
J.B. Hunt Transport Services, Inc.	105,303	3,383,385
Kansas City Southern*	114,673	3,037,688
Landstar System, Inc.	63,191	2,405,049
Werner Enterprises, Inc.	54,816	1,021,222

		12,147,081

Trading Companies & Distributors (0.4%)
GATX Corp.	55,853	1,561,091
MSC Industrial Direct Co., Class A	52,458	2,286,120
United Rentals, Inc.*	71,904	740,611

		4,587,822

Total Industrials		153,817,334

Information Technology (15.0%)
Communications Equipment (2.0%)
3Com Corp.*	476,821	2,493,774
ADC Telecommunications, Inc.*	119,652	997,898
ADTRAN, Inc.	68,716	1,686,978
Avocent Corp.*	55,090	1,116,674
CommScope, Inc.*	112,399	3,364,102
F5 Networks, Inc.*	95,859	3,798,892
Palm, Inc.*	195,001	3,398,867
Plantronics, Inc.	58,174	1,559,645
Polycom, Inc.*	102,886	2,752,201

		21,169,031

Computers & Peripherals (0.5%)
Diebold, Inc.	78,903	2,598,276
Imation Corp.	33,719	312,575
NCR Corp.*	194,216	2,684,065

		5,594,916

Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc.*	143,406	4,036,879
Avnet, Inc.*	182,600	4,742,122
Ingram Micro, Inc., Class A*	194,766	3,281,807
Itron, Inc.*	48,791	$3,129,455
National Instruments Corp.	66,796	1,845,573
Tech Data Corp.*	61,598	2,563,093
Trimble Navigation Ltd.*	143,466	3,430,272
Vishay Intertechnology, Inc.*	222,456	1,757,402

		24,786,603

Internet Software & Services (0.7%)
Digital River, Inc.*	47,242	1,904,797
Equinix, Inc.*	46,784	4,304,128
ValueClick, Inc.*	107,273	1,414,931

		7,623,856

IT Services (3.5%)
Acxiom Corp.*	89,474	846,424
Alliance Data Systems Corp.*	64,704	3,952,120
Broadridge Financial Solutions, Inc.	166,988	3,356,459
DST Systems, Inc.*	47,224	2,115,635
Gartner, Inc.*	70,588	1,289,643
Global Payments, Inc.	96,492	4,506,176
Hewitt Associates, Inc., Class A*	99,350	3,619,321
Lender Processing Services, Inc.	116,247	4,437,148
ManTech International Corp., Class A*	25,750	1,214,370
Metavante Technologies, Inc.*	107,976	3,723,013
NeuStar, Inc., Class A*	87,631	1,980,461
SAIC, Inc.*	254,112	4,457,124
SRA International, Inc., Class A*	49,892	1,077,168

		36,575,062

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	70,006	1,815,256

Semiconductors & Semiconductor Equipment (2.3%)
Atmel Corp.*	536,603	2,248,367
Cree, Inc.*	122,531	4,503,014
Fairchild Semiconductor International, Inc.*	152,264	1,557,661
Integrated Device Technology, Inc.*	204,574	1,382,920
International Rectifier Corp.*	85,605	1,668,441
Intersil Corp., Class A	150,224	2,299,929
Lam Research Corp.*	154,239	5,268,804
RF Micro Devices, Inc.*	326,962	1,775,404
Semtech Corp.*	71,813	1,221,539
Silicon Laboratories, Inc.*	55,027	2,551,052

		24,477,131

Software (3.4%)
ACI Worldwide, Inc.*	43,172	653,192
Advent Software, Inc.*	18,067	727,197
ANSYS, Inc.*	105,468	3,951,886
Cadence Design Systems, Inc.*	317,090	2,327,441
FactSet Research Systems, Inc.	50,099	3,318,558
Fair Isaac Corp.	57,760	1,241,262
Informatica Corp.*	107,984	2,438,279
Jack Henry & Associates, Inc.	103,396	2,426,704
Mentor Graphics Corp.*	114,816	1,068,937
Micros Systems, Inc.*	95,682	2,888,640
Parametric Technology Corp.*	137,965	1,906,676
Quest Software, Inc.*	75,785	1,276,977
Rovi Corp.*	122,025	4,100,040
Sybase, Inc.*	99,588	3,873,973
Synopsys, Inc.*	177,543	3,980,514

		36,180,276

Total Information Technology		158,222,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (6.8%)
Chemicals (3.3%)
Albemarle Corp.	109,576	$3,791,330
Ashland, Inc.	90,601	3,915,775
Cabot Corp.	80,106	1,851,250
CF Industries Holdings, Inc.	6,582	567,566
Cytec Industries, Inc.	57,315	1,861,018
Lubrizol Corp.	82,228	5,876,013
Minerals Technologies, Inc.	21,989	1,045,797
Olin Corp.	95,946	1,673,298
RPM International, Inc.	153,455	2,837,383
Scotts Miracle-Gro Co., Class A	53,032	2,277,724
Sensient Technologies Corp.	60,357	1,676,114
Terra Industries, Inc.	119,853	4,155,303
Valspar Corp.	123,157	3,388,049

		34,916,620

Construction Materials (0.5%)
Martin Marietta Materials, Inc.	54,257	4,995,442

Containers & Packaging (1.3%)
AptarGroup, Inc.	80,700	3,014,952
Greif, Inc., Class A	40,748	2,243,177
Packaging Corp. of America	125,971	2,569,808
Sonoco Products Co.	119,240	3,283,870
Temple-Inland, Inc.	130,216	2,138,147

		13,249,954

Metals & Mining (1.6%)
Carpenter Technology Corp.	54,267	1,269,305
Cliffs Natural Resources, Inc.	159,141	5,149,803
Commercial Metals Co.	135,940	2,433,326
Reliance Steel & Aluminum Co.	77,961	3,318,020
Steel Dynamics, Inc.	261,691	4,014,340
Worthington Industries, Inc.	75,001	1,042,514

		17,227,308

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	141,538	944,059

Total Materials		71,333,383

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	249,847	874,465

Wireless Telecommunication Services (0.5%)
Syniverse Holdings, Inc.*	84,613	1,480,727
Telephone & Data Systems, Inc.	115,162	3,571,174

		5,051,901

Total Telecommunication Services		5,926,366

Utilities (6.0%)
Electric Utilities (1.8%)
Cleco Corp.	71,385	1,790,336
DPL, Inc.	141,072	3,681,979
Great Plains Energy, Inc.	165,696	2,974,243
Hawaiian Electric Industries, Inc.	108,358	1,963,447
IDACORP, Inc.	55,602	1,600,782
NV Energy, Inc.	280,012	3,245,339
PNM Resources, Inc.	107,800	1,259,104
Westar Energy, Inc.	133,508	2,604,741

		19,119,971

Gas Utilities (2.0%)
AGL Resources, Inc.	92,257	3,253,904
Energen Corp.	86,106	3,711,169
National Fuel Gas Co.	96,810	$4,434,866
ONEOK, Inc.	128,557	4,707,757
UGI Corp.	129,362	3,241,812
WGL Holdings, Inc.	61,806	2,048,251

		21,397,759

Multi-Utilities (1.9%)
Alliant Energy Corp.	132,226	3,682,494
Black Hills Corp.	45,294	1,140,050
MDU Resources Group, Inc.	222,449	4,638,062
NSTAR	127,894	4,069,587
OGE Energy Corp.	115,360	3,816,109
Vectren Corp.	96,288	2,218,475

		19,564,777

Water Utilities (0.3%)
Aqua America, Inc.	161,813	2,854,381

Total Utilities		62,936,888

Total Common Stocks (99.1%)
(Cost $1,036,793,312)		1,043,103,444

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $8,034,872)	$8,034,872	8,034,872

Total Investments (99.9%)
(Cost/Amortized Cost $1,044,828,184)		1,051,138,316
Other Assets Less Liabilities (0.1%)		1,458,634

Net Assets (100%)		$1,052,596,950

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	132	December-09	$8,980,603	$9,097,440	$116,837

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$164,315,381	$—	$—	$164,315,381
Consumer Staples	39,855,508	—	—	39,855,508
Energy	68,655,896	—	—	68,655,896
Financials	190,277,591	—	—	190,277,591
Health Care	127,762,966	—	—	127,762,966
Industrials	153,817,334	—	—	153,817,334
Information Technology	158,222,131	—	—	158,222,131
Materials	71,333,383	—	—	71,333,383
Telecommunication Services	5,926,366	—	—	5,926,366
Utilities	62,936,888	—	—	62,936,888
Futures	116,837	—	—	116,837
Short-Term Investments	—	8,034,872	—	8,034,872

Total Asset	$1,043,220,281	$8,034,872	$—	$1,051,255,153

Total Liability	$—	$—	$—	$—

Total	$1,043,220,281	$8,034,872	$—	$1,051,255,153

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,549,160,304
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$512,614,477

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,787,293
Aggregate gross unrealized depreciation	(15,477,161)

Net unrealized appreciation	$6,310,132

Federal income tax cost of investments	$1,044,828,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.	716	$5,069
Amerigon, Inc.*	399	2,933
ArvinMeritor, Inc.	998	7,804
China Automotive Systems, Inc.*	47	437
Cooper Tire & Rubber Co.	820	14,415
Dana Holding Corp.*	1,358	9,248
Dorman Products, Inc.*	216	3,244
Drew Industries, Inc.*	237	5,140
Exide Technologies, Inc.*	810	6,456
Fuel Systems Solutions, Inc.*	217	7,810
Hawk Corp., Class A*	58	796
Modine Manufacturing Co.	410	3,801
Raser Technologies, Inc.*	639	978
Spartan Motors, Inc.	594	3,053
Standard Motor Products, Inc.	269	4,089
Stoneridge, Inc.*	312	2,209
Superior Industries International, Inc.	274	3,891
Tenneco, Inc.*	640	8,345
Wonder Auto Technology, Inc.*	152	1,824

		91,542

Automobiles (0.0%)
Winnebago Industries, Inc.*	373	5,487

Distributors (0.0%)
Audiovox Corp., Class A*	180	1,233
Core-Mark Holding Co., Inc.*	173	4,948

		6,181

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	293	10,179
Bridgepoint Education, Inc.*	151	2,304
Capella Education Co.*	228	15,353
ChinaCast Education Corp.*	304	2,210
Coinstar, Inc.*	465	15,336
Corinthian Colleges, Inc.*	1,214	22,532
CPI Corp.	121	1,509
Grand Canyon Education, Inc.*	278	4,957
Jackson Hewitt Tax Service, Inc.	538	2,744
K12, Inc.*	390	6,427
Learning Tree International, Inc.*	78	888
Lincoln Educational Services Corp.*	180	4,118
Mac-Gray Corp.*	119	1,283
Matthews International Corp., Class A	473	16,735
Nobel Learning Communities, Inc.*	44	413
Pre-Paid Legal Services, Inc.*	89	4,521
Princeton Review, Inc.*	154	647
Regis Corp.	780	12,090
Sotheby’s, Inc.	929	16,007
Steiner Leisure Ltd.*	240	8,582
Stewart Enterprises, Inc., Class A	1,313	6,867
Universal Technical Institute, Inc.*	240	4,728

		160,430

Hotels, Restaurants & Leisure (1.9%)
AFC Enterprises, Inc.*	437	3,680
Ambassadors Group, Inc.	223	3,490
Ameristar Casinos, Inc.	419	6,612
Bally Technologies, Inc.*	768	29,468
Benihana, Inc., Class A*	138	791
BJ’s Restaurants, Inc.*	352	5,276
Bluegreen Corp.*	153	$467
Bob Evans Farms, Inc.	484	14,065
Buffalo Wild Wings, Inc.*	238	9,903
California Pizza Kitchen, Inc.*	334	5,217
Caribou Coffee Co., Inc.*	73	527
Carrols Restaurant Group, Inc.*	118	892
CEC Entertainment, Inc.*	297	7,680
Cheesecake Factory, Inc.*	919	17,020
Churchill Downs, Inc.	111	4,273
CKE Restaurants, Inc.	613	6,430
Cracker Barrel Old Country Store, Inc.	360	12,384
Denny’s Corp.*	1,674	4,453
DineEquity, Inc.	231	5,717
Domino’s Pizza, Inc.*	446	3,943
Dover Downs Gaming & Entertainment, Inc.	148	844
Einstein Noah Restaurant Group, Inc.*	50	602
Frisch’s Restaurants, Inc.	24	621
Gaylord Entertainment Co.*	465	9,346
Great Wolf Resorts, Inc.*	289	1,032
Interval Leisure Group, Inc.*	514	6,415
Isle of Capri Casinos, Inc.*	283	3,337
Jack in the Box, Inc.*	882	18,072
Krispy Kreme Doughnuts, Inc.*	671	2,395
Lakes Entertainment, Inc.*	197	662
Landry’s Restaurants, Inc.*	77	809
Life Time Fitness, Inc.*	559	15,680
Luby’s, Inc.*	212	890
Marcus Corp.	228	2,916
McCormick & Schmick’s Seafood Restaurants, Inc.*	153	1,138
Monarch Casino & Resort, Inc.*	93	1,001
Morgans Hotel Group Co.*	429	2,325
Multimedia Games, Inc.*	506	2,591
O’Charleys, Inc.*	316	2,961
Orient-Express Hotels Ltd., Class A	1,090	12,546
P.F. Chang’s China Bistro, Inc.*	314	10,667
Papa John’s International, Inc.*	362	8,894
Peet’s Coffee & Tea, Inc.*	202	5,702
Pinnacle Entertainment, Inc.*	807	8,223
Red Lion Hotels Corp.*	141	811
Red Robin Gourmet Burgers, Inc.*	188	3,839
Ruby Tuesday, Inc.*	874	7,359
Ruth’s Hospitality Group, Inc.*	438	1,848
Shuffle Master, Inc.*	852	8,026
Sonic Corp.*	969	10,717
Speedway Motorsports, Inc.	117	1,684
Steak n Shake Co.*	423	4,979
Texas Roadhouse, Inc., Class A*	823	8,740
Town Sports International Holdings, Inc.*	205	515
Universal Travel Group*	194	2,503
Vail Resorts, Inc.*	431	14,456
Youbet.com, Inc.*	315	661

		328,095

Household Durables (0.9%)
American Greetings Corp., Class A	603	13,447
Beazer Homes USA, Inc.*	682	3,812
Blyth, Inc.	67	2,595
Brookfield Homes Corp.*	101	675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cavco Industries, Inc.*	71	$2,521
CSS Industries, Inc.	78	1,542
Ethan Allen Interiors, Inc.	308	5,082
Furniture Brands International, Inc.*	489	2,704
Helen of Troy Ltd.*	473	9,190
Hooker Furniture Corp.	167	2,254
Hovnanian Enterprises, Inc., Class A*	915	3,514
iRobot Corp.*	223	2,745
La-Z-Boy, Inc.	677	5,856
M/I Homes, Inc.*	225	3,058
Meritage Homes Corp.*	425	8,628
National Presto Industries, Inc.	82	7,094
Ryland Group, Inc.	586	12,347
Sealy Corp.*	842	2,694
Skyline Corp.	71	1,602
Standard Pacific Corp.*	1,299	4,793
Stanley Furniture Co., Inc.	107	1,110
Tempur-Pedic International, Inc.*	1,051	19,906
Tupperware Brands Corp.	888	35,449
Universal Electronics, Inc.*	239	4,880

		157,498

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	274	945
Blue Nile, Inc.*	197	12,238
Drugstore.Com, Inc.*	973	2,364
Gaiam, Inc., Class A*	168	1,173
HSN, Inc.*	617	10,045
NutriSystem, Inc.	498	7,599
Orbitz Worldwide, Inc.*	428	2,645
Overstock.com, Inc.*	184	2,699
PetMed Express, Inc.	390	7,352
Shutterfly, Inc.*	345	5,737
Stamps.com, Inc.*	114	1,054
Ticketmaster Entertainment, Inc.*	494	5,775
U.S. Auto Parts Network, Inc.*	104	567

		60,193

Leisure Equipment & Products (0.6%)
Brunswick Corp.	1,230	14,735
Callaway Golf Co.	842	6,408
Eastman Kodak Co.	4,030	19,263
JAKKS Pacific, Inc.*	465	6,659
Leapfrog Enterprises, Inc.*	352	1,447
Marine Products Corp.	105	581
Polaris Industries, Inc.	423	17,250
Pool Corp.	744	16,532
RC2 Corp.*	357	5,087
Smith & Wesson Holding Corp.*	990	5,178
Sport Supply Group, Inc.	96	978
Steinway Musical Instruments*	70	831
Sturm Ruger & Co., Inc.	211	2,730

		97,679

Media (0.7%)
Arbitron, Inc.	343	7,121
Ascent Media Corp., Class A*	174	4,454
Belo Corp., Class A	1,415	7,655
Carmike Cinemas, Inc.*	223	2,255
Cinemark Holdings, Inc.	563	5,833
CKX, Inc.*	745	4,999
Dolan Media Co.*	381	4,568
EW Scripps Co., Class A*	337	2,527
Fisher Communications, Inc.*	60	1,091
Global Sources Ltd.*	169	1,161
Harte-Hanks, Inc.	486	$6,721
Journal Communications, Inc., Class A	440	1,619
Knology, Inc.*	505	4,924
LIN TV Corp., Class A*	516	2,441
Live Nation, Inc.*	1,140	9,337
LodgeNet Interactive Corp.*	379	2,861
Martha Stewart Living Omnimedia, Inc., Class A*	482	3,017
Mediacom Communications Corp., Class A*	687	3,957
National CineMedia, Inc.	560	9,503
Outdoor Channel Holdings, Inc.*	152	994
Playboy Enterprises, Inc., Class B*	528	1,595
Primedia, Inc.	178	449
RCN Corp.*	464	4,315
Reading International, Inc., Class A*	183	752
Rentrak Corp.*	174	3,108
Scholastic Corp.	366	8,908
Sinclair Broadcast Group, Inc., Class A	673	2,409
Valassis Communications, Inc.*	663	11,854
World Wrestling Entertainment, Inc., Class A	363	5,086

		125,514

Multiline Retail (0.3%)
99 Cents Only Stores*	619	8,326
Dillard’s, Inc., Class A	793	11,181
Fred’s, Inc., Class A	662	8,427
Retail Ventures, Inc.*	259	1,365
Saks, Inc.*	1,818	12,399
Tuesday Morning Corp.*	583	2,425

		44,123

Specialty Retail (2.5%)
America’s Car-Mart, Inc.*	178	4,263
AnnTaylor Stores Corp.*	891	14,158
Asbury Automotive Group, Inc.*	419	5,313
bebe Stores, Inc.	451	3,319
Big 5 Sporting Goods Corp.	357	5,391
Books-A-Million, Inc.	156	1,878
Borders Group, Inc.*	516	1,605
Brown Shoe Co., Inc.	526	4,219
Buckle, Inc.	347	11,847
Build-A-Bear Workshop, Inc.*	176	857
Cabela’s, Inc.*	642	8,564
Cato Corp., Class A	442	8,968
Charlotte Russe Holding, Inc.*	269	4,708
Charming Shoppes, Inc.*	1,809	8,882
Children’s Place Retail Stores, Inc.*	344	10,306
Christopher & Banks Corp.	429	2,904
Citi Trends, Inc.*	236	6,719
Coldwater Creek, Inc.*	908	7,446
Collective Brands, Inc.*	891	15,441
Conn’s, Inc.*	203	2,292
Destination Maternity Corp.*	49	888
Dress Barn, Inc.*	603	10,812
DSW, Inc., Class A*	131	2,092
Finish Line, Inc., Class A	678	6,888
Gander Mountain Co.*	2	10
Genesco, Inc.*	300	7,221
Group 1 Automotive, Inc.	321	8,619
Gymboree Corp.*	407	19,691
Haverty Furniture Cos., Inc.*	183	2,161
hhgregg, Inc.*	227	3,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hibbett Sports, Inc.*	463	$8,440
HOT Topic, Inc.*	742	5,558
J. Crew Group, Inc.*	713	25,540
Jo-Ann Stores, Inc.*	355	9,525
JoS. A. Bank Clothiers, Inc.*	248	11,103
Kirkland’s, Inc.*	226	3,221
Lithia Motors, Inc., Class A	284	4,428
Lumber Liquidators, Inc.*	177	3,839
Men’s Wearhouse, Inc.	727	17,957
Midas, Inc.*	146	1,372
Monro Muffler Brake, Inc.	274	8,710
New York & Co., Inc.*	373	1,910
OfficeMax, Inc.*	1,060	13,335
Pacific Sunwear of California, Inc.*	1,077	5,547
PEP Boys-Manny, Moe & Jack	773	7,552
Pier 1 Imports, Inc.*	1,479	5,724
Rent-A-Center, Inc.*	1,014	19,144
REX Stores Corp.*	75	818
Sally Beauty Holdings, Inc.*	1,472	10,466
Shoe Carnival, Inc.*	93	1,434
Sonic Automotive, Inc., Class A	507	5,324
Stage Stores, Inc.	498	6,454
Stein Mart, Inc.*	420	5,338
Syms Corp.*	70	566
Systemax, Inc.*	84	1,019
Talbots, Inc.	420	3,877
Tractor Supply Co.*	544	26,340
Tween Brands, Inc.*	287	2,408
Ulta Salon Cosmetics & Fragrance, Inc.*	448	7,396
West Marine, Inc.*	149	1,171
Wet Seal, Inc., Class A*	1,586	5,995
Zale Corp.*	263	1,880
Zumiez, Inc.*	335	5,497

		430,195

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc.*	339	1,190
Carter’s, Inc.*	788	21,040
Cherokee, Inc.	153	3,667
Columbia Sportswear Co.	193	7,944
Crocs, Inc.*	1,125	7,481
Deckers Outdoor Corp.*	200	16,970
FGX International Holdings Ltd.*	231	3,222
Fossil, Inc.*	713	20,285
Fuqi International, Inc.*	126	3,689
G-III Apparel Group Ltd.*	234	3,311
Iconix Brand Group, Inc.*	1,036	12,919
Jones Apparel Group, Inc.	1,205	21,606
Kenneth Cole Productions, Inc., Class A	110	1,103
K-Swiss, Inc., Class A	293	2,575
Liz Claiborne, Inc.	1,507	7,430
Lululemon Athletica, Inc.*	620	14,105
Maidenform Brands, Inc.*	224	3,597
Movado Group, Inc.	279	4,054
Oxford Industries, Inc.	217	4,275
Perry Ellis International, Inc.*	174	2,791
Quiksilver, Inc.*	1,633	4,491
Skechers U.S.A., Inc., Class A*	442	7,576
Steven Madden Ltd.*	251	9,239
Timberland Co., Class A*	572	7,962
True Religion Apparel, Inc.*	344	8,920
Under Armour, Inc., Class A*	451	12,551
Unifi, Inc.*	843	$2,698
UniFirst Corp.	182	8,090
Volcom, Inc.*	320	5,274
Warnaco Group, Inc.*	641	28,114
Weyco Group, Inc.	73	1,672
Wolverine World Wide, Inc.	672	16,693

		276,534

Total Consumer Discretionary		1,783,471

Consumer Staples (2.5%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	152	5,636
Coca-Cola Bottling Co. Consolidated	83	4,020
Heckmann Corp.*	1,001	4,585
National Beverage Corp.*	75	863

		15,104

Food & Staples Retailing (0.7%)
Andersons, Inc.	285	10,032
Arden Group, Inc., Class A	8	956
Casey’s General Stores, Inc.	773	24,257
Diedrich Coffee, Inc.*	71	1,708
Great Atlantic & Pacific Tea Co., Inc.*	560	4,990
Ingles Markets, Inc., Class A	198	3,134
Nash Finch Co.	194	5,304
Pantry, Inc.*	376	5,896
Pricesmart, Inc.	186	3,487
Ruddick Corp.	665	17,702
Spartan Stores, Inc.	387	5,468
Susser Holdings Corp.*	170	2,137
United Natural Foods, Inc.*	665	15,907
Village Super Market, Inc., Class A	64	1,886
Weis Markets, Inc.	126	4,026
Winn-Dixie Stores, Inc.*	844	11,073

		117,963

Food Products (1.0%)
AgFeed Industries, Inc.*	286	1,527
Alico, Inc.	37	1,087
American Dairy, Inc.*	120	3,400
American Italian Pasta Co., Class A*	338	9,187
B&G Foods, Inc., Class A	514	4,210
Calavo Growers, Inc.	194	3,682
Cal-Maine Foods, Inc.	233	6,237
Chiquita Brands International, Inc.*	606	9,793
Darling International, Inc.*	1,094	8,041
Diamond Foods, Inc.	270	8,564
Farmer Bros Co.	69	1,428
Fresh Del Monte Produce, Inc.*	557	12,594
Griffin Land & Nurseries, Inc.	75	2,400
Hain Celestial Group, Inc.*	641	12,288
HQ Sustainable Maritime Industries, Inc.*	220	1,936
Imperial Sugar Co.	230	2,916
J&J Snack Foods Corp.	181	7,817
Lancaster Colony Corp.	300	15,381
Lance, Inc.	447	11,542
Lifeway Foods, Inc.*	51	561
Omega Protein Corp.*	403	1,955
Overhill Farms, Inc.*	166	1,004
Sanderson Farms, Inc.	324	12,195
Seneca Foods Corp., Class A*	105	2,877
Smart Balance, Inc.*	1,049	6,441
Synutra International, Inc.*	217	2,975
Tootsie Roll Industries, Inc.	306	7,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
TreeHouse Foods, Inc.*	429	$15,303
Zapata Corp.*	97	675
Zhongpin, Inc.*	213	3,135

		178,428

Household Products (0.1%)
Central Garden & Pet Co., Class A*	983	10,744
Oil-Dri Corp. of America	138	2,001
Orchids Paper Products Co.*	57	1,140
WD-40 Co.	241	6,844

		20,729

Personal Products (0.4%)
American Oriental Bioengineering, Inc.*	768	3,732
Bare Escentuals, Inc.*	1,017	12,092
Chattem, Inc.*	299	19,857
China Sky One Medical, Inc.*	201	2,651
China-Biotics, Inc.*	51	816
Elizabeth Arden, Inc.*	417	4,908
Female Health Co.*	366	1,848
Inter Parfums, Inc.	147	1,795
Mannatech, Inc.	391	1,498
Medifast, Inc.*	218	4,735
Nu Skin Enterprises, Inc., Class A	660	12,230
Nutraceutical International Corp.*	113	1,274
Prestige Brands Holdings, Inc.*	387	2,725
Revlon, Inc., Class A*	418	2,031
Schiff Nutrition International, Inc.	120	625
USANA Health Sciences, Inc.*	67	2,285

		75,102

Tobacco (0.2%)
Alliance One International, Inc.*	1,453	6,509
Star Scientific, Inc.*	193	180
Universal Corp.	389	16,268
Vector Group Ltd.	633	9,862

		32,819

Total Consumer Staples		440,145

Energy (3.6%)
Energy Equipment & Services (1.3%)
Allis-Chalmers Energy, Inc.*	712	3,104
Basic Energy Services, Inc.*	251	2,131
Bolt Technology Corp.*	189	2,376
Boots & Coots, Inc.*	1,126	1,813
Bristow Group, Inc.*	395	11,728
Bronco Drilling Co., Inc.*	440	2,882
Cal Dive International, Inc.*	737	7,289
CARBO Ceramics, Inc.	259	13,351
Complete Production Services, Inc.*	787	8,893
Dawson Geophysical Co.*	140	3,833
Dril-Quip, Inc.*	404	20,055
ENGlobal Corp.*	426	1,755
Geokinetics, Inc.*	114	2,417
Global Industries Ltd.*	1,522	14,459
Gulf Island Fabrication, Inc.	224	4,198
GulfMark Offshore, Inc.*	360	11,786
Hercules Offshore, Inc.*	1,524	7,483
Hornbeck Offshore Services, Inc.*	303	8,351
ION Geophysical Corp.*	1,364	4,801
Key Energy Services, Inc.*	1,772	15,416
Lufkin Industries, Inc.	236	12,551
Matrix Service Co.*	451	4,902
NATCO Group, Inc., Class A*	269	11,911
Natural Gas Services Group, Inc.*	132	2,326
Newpark Resources, Inc.*	1,499	$4,812
OYO Geospace Corp.*	83	2,144
Parker Drilling Co.*	1,560	8,518
PHI, Inc.*	155	3,143
Pioneer Drilling Co.*	517	3,795
RPC, Inc.	327	3,427
Sulphco, Inc.*	1,182	1,619
Superior Well Services, Inc.*	272	2,633
T-3 Energy Services, Inc.*	221	4,354
TETRA Technologies, Inc.*	1,025	9,932
TGC Industries, Inc.*	321	1,557
Union Drilling, Inc.*	105	802
Vantage Drilling Co.*	644	1,179
Willbros Group, Inc.*	528	8,041

		235,767

Oil, Gas & Consumable Fuels (2.3%)
Alon USA Energy, Inc.	85	844
Apco Oil and Gas International, Inc.	105	2,407
Approach Resources, Inc.*	126	1,144
Arena Resources, Inc.*	528	18,744
Atlas Energy, Inc.	463	12,533
ATP Oil & Gas Corp.*	552	9,875
Berry Petroleum Co., Class A	595	15,934
Bill Barrett Corp.*	528	17,313
BPZ Resources, Inc.*	1,259	9,468
Brigham Exploration Co.*	1,277	11,595
Carrizo Oil & Gas, Inc.*	435	10,653
Cheniere Energy, Inc.*	1,045	3,062
Clayton Williams Energy, Inc.*	111	3,343
Clean Energy Fuels Corp.*	568	8,185
Contango Oil & Gas Co.*	158	8,067
CREDO Petroleum Corp.*	74	749
Crosstex Energy, Inc.	709	3,744
Cubic Energy, Inc.*	9	8
CVR Energy, Inc.*	275	3,421
Delek U.S. Holdings, Inc.	132	1,131
Delta Petroleum Corp.*	2,945	5,154
DHT Maritime, Inc.	937	3,523
Endeavour International Corp.*	1,179	1,427
Evergreen Energy, Inc.*	442	274
FX Energy, Inc.*	821	2,652
General Maritime Corp.	607	4,698
GeoResources, Inc.*	76	840
GMX Resources, Inc.*	399	6,268
Golar LNG Ltd.	401	4,435
Goodrich Petroleum Corp.*	388	10,014
Gran Tierra Energy, Inc.*	2,782	11,573
Green Plains Renewable Energy, Inc.*	98	696
Gulfport Energy Corp.*	458	4,003
Harvest Natural Resources, Inc.*	609	3,124
International Coal Group, Inc.*	1,476	5,948
Isramco, Inc.*	11	1,437
James River Coal Co.*	434	8,294
Knightsbridge Tankers Ltd.	310	4,042
McMoRan Exploration Co.*	1,013	7,648
Nordic American Tanker Shipping Ltd.	577	17,068
Northern Oil and Gas, Inc.*	519	4,360
Oilsands Quest, Inc.*	459	519
Panhandle Oil and Gas, Inc., Class A	74	1,581
Parallel Petroleum Corp.*	806	2,555
Patriot Coal Corp.*	1,129	13,277
Penn Virginia Corp.	622	14,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Petroleum Development Corp.*	316	$5,897
PetroQuest Energy, Inc.*	848	5,504
Rex Energy Corp.*	456	3,808
Rosetta Resources, Inc.*	822	12,075
Ship Finance International Ltd.	557	6,846
Stone Energy Corp.*	645	10,520
Swift Energy Co.*	511	12,100
Syntroleum Corp.*	1,149	3,102
Teekay Tankers Ltd., Class A	110	918
Toreador Resources Corp.*	376	3,756
Uranerz Energy Corp.*	469	1,074
Uranium Energy Corp.*	601	1,773
USEC, Inc.*	1,493	7,002
VAALCO Energy, Inc.*	666	3,064
Venoco, Inc.*	319	3,672
W&T Offshore, Inc.	436	5,106
Warren Resources, Inc.*	1,068	3,161
Western Refining, Inc.*	692	4,463
Westmoreland Coal Co.*	108	878
World Fuel Services Corp.	408	19,613
Zion Oil & Gas, Inc.*	123	1,200

		397,412

Total Energy		633,179

Financials (15.0%)
Capital Markets (1.8%)
Allied Capital Corp.	2,395	7,353
American Capital Ltd.	4,265	13,776
Apollo Investment Corp.	2,459	23,483
Ares Capital Corp.	1,496	16,486
BGC Partners, Inc., Class A	862	3,689
BlackRock Kelso Capital Corp.	86	638
Broadpoint Gleacher Securities, Inc.*	846	7,056
Calamos Asset Management, Inc., Class A	334	4,362
Capital Southwest Corp.	55	4,221
Cohen & Steers, Inc.	211	5,064
Diamond Hill Investment Group, Inc.*	23	1,333
Duff & Phelps Corp., Class A	197	3,775
E*TRADE Financial Corp.*	21,648	37,884
Epoch Holding Corp.	133	1,164
Evercore Partners, Inc., Class A	125	3,652
FBR Capital Markets Corp.*	189	1,121
FCStone Group, Inc.*	290	1,398
GAMCO Investors, Inc., Class A	83	3,793
GFI Group, Inc.	843	6,095
Gladstone Capital Corp.	381	3,402
Gladstone Investment Corp.	230	1,115
Harris & Harris Group, Inc.*	490	3,062
Hercules Technology Growth Capital, Inc.	613	6,020
International Assets Holding Corp.*	49	809
JMP Group, Inc.	151	1,459
KBW, Inc.*	479	15,433
Knight Capital Group, Inc., Class A*	1,401	30,472
Kohlberg Capital Corp.	375	2,261
LaBranche & Co., Inc.*	605	2,057
Main Street Capital Corp.	74	1,053
MCG Capital Corp.*	1,112	4,659
MF Global Ltd.*	1,313	9,546
MVC Capital, Inc.	223	1,958
NGP Capital Resources Co.	413	2,998
Oppenheimer Holdings, Inc., Class A	97	2,362
optionsXpress Holdings, Inc.	662	11,439
PennantPark Investment Corp.	220	$1,784
Penson Worldwide, Inc.*	220	2,143
Piper Jaffray Cos., Inc.*	268	12,789
Prospect Capital Corp.	854	9,146
Pzena Investment Management, Inc., Class A*	82	670
Riskmetrics Group, Inc.*	262	3,830
Safeguard Scientifics, Inc.*	359	3,938
Sanders Morris Harris Group, Inc.	201	1,188
Stifel Financial Corp.*	419	23,003
SWS Group, Inc.	283	4,075
Thomas Weisel Partners Group, Inc.*	217	1,159
TICC Capital Corp.	570	2,873
TradeStation Group, Inc.*	591	4,817
Triangle Capital Corp.	200	2,468
U.S. Global Investors, Inc., Class A	241	2,972
Virtus Investment Partners, Inc.*	60	937
Westwood Holdings Group, Inc.	58	2,013

		326,253

Commercial Banks (4.4%)
1st Source Corp.	155	2,527
Alliance Financial Corp./New York	97	2,624
American National Bankshares, Inc.	137	2,989
Ameris Bancorp	144	1,030
Ames National Corp.	68	1,639
Arrow Financial Corp.	97	2,652
Auburn National Bancorp., Inc.	25	610
BancFirst Corp.	66	2,437
Banco Latinoamericano de Comercio Exterior S.A., Class E	470	6,683
Bancorp Rhode Island, Inc.	93	2,323
Bancorp, Inc./Delaware*	208	1,190
Bank of Kentucky Financial Corp.	32	677
Bank of Marin Bancorp/California	54	1,692
Bank of the Ozarks, Inc.	148	3,926
Banner Corp.	473	1,291
Bar Harbor Bankshares	30	1,020
Boston Private Financial Holdings, Inc.	1,097	7,141
Bridge Bancorp, Inc.	65	1,581
Bryn Mawr Bank Corp.	72	1,258
Camden National Corp.	80	2,643
Cape Bancorp, Inc.*	124	952
Capital City Bank Group, Inc.	123	1,747
Cardinal Financial Corp.	525	4,321
Cathay General Bancorp	819	6,626
Center Bancorp, Inc.	120	904
Centerstate Banks, Inc.	372	2,935
Central Pacific Financial Corp.	666	1,678
Century Bancorp, Inc./Massachusetts, Class A	95	2,062
Chemical Financial Corp.	260	5,665
Chicopee Bancorp, Inc.*	68	898
Citizens & Northern Corp.	93	1,375
Citizens Holding Co.	41	1,085
Citizens Republic Bancorp, Inc.*	432	328
City Holding Co.	269	8,019
CNB Financial Corp./Pennsylvania	90	1,545
CoBiz Financial, Inc.	581	2,893
Columbia Banking System, Inc.	455	7,530
Community Bank System, Inc.	418	7,637
Community Trust Bancorp, Inc.	179	4,684
CVB Financial Corp.	1,354	10,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Eagle Bancorp, Inc.*	311	$2,979
East West Bancorp, Inc.	1,409	11,695
Enterprise Bancorp, Inc./Massachusetts	53	678
Enterprise Financial Services Corp.	118	1,092
F.N.B. Corp./Pennsylvania	1,518	10,793
Farmers Capital Bank Corp.	136	2,432
Financial Institutions, Inc.	112	1,117
First Bancorp, Inc./Maine	90	1,674
First Bancorp/North Carolina	162	2,924
First Bancorp/Puerto Rico	954	2,910
First Busey Corp.	270	1,269
First California Financial Group, Inc.*	33	158
First Commonwealth Financial Corp.	1,073	6,095
First Community Bancshares, Inc./Virginia	263	3,319
First Financial Bancorp	833	10,038
First Financial Bankshares, Inc.	324	16,025
First Financial Corp./Indiana	137	4,198
First Merchants Corp.	413	2,879
First Midwest Bancorp, Inc./Illinois	784	8,836
First of Long Island Corp.	56	1,489
First South Bancorp, Inc./North Carolina	85	978
FirstMerit Corp.	1,259	23,950
German American Bancorp, Inc.	115	1,784
Glacier Bancorp, Inc.	967	14,447
Great Southern Bancorp, Inc.	108	2,561
Guaranty Bancorp*	547	810
Hampton Roads Bankshares, Inc.	501	1,443
Hancock Holding Co.	375	14,089
Harleysville National Corp.	758	4,040
Heartland Financial USA, Inc.	136	2,006
Heritage Financial Corp./Washington	200	2,630
Home Bancorp, Inc.*	93	1,132
Home Bancshares, Inc./Arkansas	304	6,664
IBERIABANK Corp.	323	14,716
Independent Bank Corp./Massachusetts	256	5,665
International Bancshares Corp.	807	13,162
Investors Bancorp, Inc.*	786	8,339
Lakeland Bancorp, Inc.	212	1,590
Lakeland Financial Corp.	130	2,685
MainSource Financial Group, Inc.	403	2,740
MB Financial, Inc.	769	16,126
Merchants Bancshares, Inc.	50	1,068
Metro Bancorp, Inc.*	136	1,655
Midsouth Bancorp, Inc.	48	634
Nara Bancorp, Inc.	238	1,654
National Bankshares, Inc./Virginia	143	3,639
National Penn Bancshares, Inc.	1,972	12,049
NBT Bancorp, Inc.	451	10,166
Northfield Bancorp, Inc./New Jersey	197	2,522
Northrim BanCorp, Inc.	66	1,007
Norwood Financial Corp.	20	622
Ohio Valley Banc Corp.	42	1,113
Old National Bancorp/Indiana	1,359	15,221
Old Point Financial Corp.	22	367
Old Second Bancorp, Inc.	114	653
Oriental Financial Group, Inc.	303	3,848
Orrstown Financial Services, Inc.	53	2,048
Pacific Capital Bancorp N.A.	1,061	1,528
Pacific Continental Corp.	134	1,411
PacWest Bancorp	436	$8,306
Park National Corp.	142	8,284
Peapack Gladstone Financial Corp.	90	1,445
Penns Woods Bancorp, Inc.	40	1,280
Peoples Bancorp, Inc./Ohio	108	1,409
Peoples Financial Corp./Mississippi	113	2,103
Pinnacle Financial Partners, Inc.*	547	6,952
Porter Bancorp, Inc.	1	16
Premierwest Bancorp	228	618
PrivateBancorp, Inc.	542	13,257
Prosperity Bancshares, Inc.	701	24,388
Renasant Corp.	375	5,569
Republic Bancorp, Inc./Kentucky, Class A	186	3,713
Republic First Bancorp, Inc.*	77	350
S&T Bancorp, Inc.	408	5,288
Sandy Spring Bancorp, Inc.	183	2,979
Santander BanCorp*	47	458
SCBT Financial Corp.	145	4,075
Shore Bancshares, Inc.	87	1,456
Sierra Bancorp	76	913
Signature Bank/New York*	627	18,183
Simmons First National Corp., Class A	167	4,811
Smithtown Bancorp, Inc.	289	3,335
South Financial Group, Inc.	2,909	4,276
Southside Bancshares, Inc.	144	3,243
Southwest Bancorp, Inc./Oklahoma	263	3,693
State Bancorp, Inc./New York	152	1,284
StellarOne Corp.	257	3,791
Sterling Bancorp/New York	381	2,751
Sterling Bancshares, Inc./Texas	1,333	9,744
Sterling Financial Corp./Washington*	1,078	2,156
Suffolk Bancorp	104	3,079
Sun Bancorp, Inc./New Jersey*	143	755
Susquehanna Bancshares, Inc.	1,389	8,181
SVB Financial Group*	502	21,722
SY Bancorp, Inc.	120	2,771
Texas Capital Bancshares, Inc.*	582	9,801
Tompkins Financial Corp.	96	4,195
Tower Bancorp, Inc.	99	2,601
TowneBank/Virginia	231	2,945
Trico Bancshares	144	2,362
Trustmark Corp.	891	16,974
UCBH Holdings, Inc.	1,245	996
UMB Financial Corp.	495	20,018
Umpqua Holdings Corp.	1,365	14,469
Union Bankshares Corp./Virginia	343	4,270
United Bankshares, Inc.	609	11,930
United Community Banks, Inc./Georgia*	768	3,842
United Security Bancshares, Inc./Alabama	62	1,376
Univest Corp. of Pennsylvania	278	6,024
Washington Banking Co.	100	926
Washington Trust Bancorp, Inc.	145	2,540
Webster Financial Corp.	930	11,597
WesBanco, Inc.	274	4,236
West Bancorp, Inc.	164	813
Westamerica Bancorp	445	23,140
Western Alliance Bancorp*	543	3,426
Wilber Corp.	62	521
Wilshire Bancorp, Inc.	385	2,826
Wintrust Financial Corp.	378	10,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Yadkin Valley Financial Corp.	169	$789

		766,276

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	550	3,080
Cardtronics, Inc.*	140	1,095
Cash America International, Inc.	398	12,003
CompuCredit Holdings Corp.*	170	800
Credit Acceptance Corp.*	62	1,996
Dollar Financial Corp.*	391	6,264
EZCORP, Inc., Class A*	721	9,849
First Cash Financial Services, Inc.*	299	5,122
First Marblehead Corp.*	639	1,406
Nelnet, Inc., Class A*	232	2,886
Rewards Network, Inc.*	146	2,006
World Acceptance Corp.*	262	6,605

		53,112

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*	156	1,131
Compass Diversified Holdings	263	2,753
Encore Capital Group, Inc.*	244	3,282
Fifth Street Finance Corp.	485	5,301
Financial Federal Corp.	335	8,268
Life Partners Holdings, Inc.	142	2,542
MarketAxess Holdings, Inc.*	395	4,760
Medallion Financial Corp.	155	1,296
NewStar Financial, Inc.*	289	951
PHH Corp.*	755	14,979
PICO Holdings, Inc.*	359	11,973
Portfolio Recovery Associates, Inc.*	243	11,015
Primus Guaranty Ltd.*	194	828
Resource America, Inc., Class A	130	625

		69,704

Insurance (2.4%)
Ambac Financial Group, Inc.	4,539	7,626
American Equity Investment Life Holding Co.	730	5,125
American Physicians Capital, Inc.	177	5,099
American Physicians Service Group, Inc.	66	1,521
American Safety Insurance Holdings Ltd.*	89	1,406
AMERISAFE, Inc.*	337	5,813
Amtrust Financial Services, Inc.	417	4,758
Argo Group International Holdings Ltd.*	480	16,166
Assured Guaranty Ltd.	1,484	28,819
Baldwin & Lyons, Inc., Class B	84	1,970
Citizens, Inc./Texas*	345	2,187
CNA Surety Corp.*	189	3,062
Conseco, Inc.*	2,806	14,760
Crawford & Co., Class B*	217	957
Delphi Financial Group, Inc., Class A	631	14,280
Donegal Group, Inc., Class A	120	1,853
Eastern Insurance Holdings, Inc.	82	781
eHealth, Inc.*	416	6,040
EMC Insurance Group, Inc.	51	1,078
Employers Holdings, Inc.	623	9,644
Enstar Group, Ltd.*	83	5,168
FBL Financial Group, Inc., Class A	221	4,294
First Acceptance Corp.*	180	486
First Mercury Financial Corp.	276	3,676
Flagstone Reinsurance Holdings Ltd.	472	5,324
FPIC Insurance Group, Inc.*	133	$4,462
Greenlight Capital Reinsurance Ltd., Class A*	355	6,674
Hallmark Financial Services*	243	1,956
Harleysville Group, Inc.	158	5,001
Hilltop Holdings, Inc.*	490	6,007
Horace Mann Educators Corp.	640	8,941
Independence Holding Co.	17	100
Infinity Property & Casualty Corp.	176	7,476
Kansas City Life Insurance Co.	41	1,277
Maiden Holdings Ltd.	606	4,406
Max Capital Group Ltd.	717	15,322
Meadowbrook Insurance Group, Inc.	719	5,321
Mercer Insurance Group, Inc.	138	2,494
Montpelier Reinsurance Holdings Ltd.	1,322	21,575
National Financial Partners Corp.*	525	4,578
National Interstate Corp.	43	752
National Western Life Insurance Co., Class A	27	4,751
Navigators Group, Inc.*	162	8,910
NYMAGIC, Inc.	50	863
Phoenix Cos., Inc.*	1,876	6,097
Platinum Underwriters Holdings Ltd.	774	27,740
PMA Capital Corp., Class A*	587	3,340
Presidential Life Corp.	371	3,844
ProAssurance Corp.*	502	26,199
RLI Corp.	252	13,301
Safety Insurance Group, Inc.	225	7,407
SeaBright Insurance Holdings, Inc.*	392	4,477
Selective Insurance Group, Inc.	701	11,027
State Auto Financial Corp.	148	2,654
Stewart Information Services Corp.	195	2,412
Tower Group, Inc.	631	15,390
United America Indemnity Ltd., Class A*	436	3,222
United Fire & Casualty Co.	272	4,869
Universal Insurance Holdings, Inc.	347	1,745
Validus Holdings Ltd.	43	1,122
Zenith National Insurance Corp.	577	17,829

		415,434

Real Estate Investment Trusts (REITs) (4.5%)
Acadia Realty Trust (REIT)	647	9,750
Agree Realty Corp. (REIT)	147	3,371
Alexander’s, Inc. (REIT)	27	7,989
American Campus Communities, Inc. (REIT)	718	19,278
American Capital Agency Corp. (REIT)	212	6,031
Anthracite Capital, Inc. (REIT)*	1,166	1,224
Anworth Mortgage Asset Corp. (REIT)	1,704	13,428
Ashford Hospitality Trust, Inc. (REIT)*	1,019	3,526
Associated Estates Realty Corp. (REIT)	307	2,953
BioMed Realty Trust, Inc. (REIT)	1,360	18,768
CapLease, Inc. (REIT)	496	1,999
Capstead Mortgage Corp. (REIT)	1,000	13,910
Care Investment Trust, Inc. (REIT)	130	997
CBL & Associates Properties, Inc. (REIT)	1,939	18,808
Cedar Shopping Centers, Inc. (REIT)	471	3,038
Cogdell Spencer, Inc. (REIT)	312	1,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Colonial Properties Trust (REIT)	794	$7,726
Cousins Properties, Inc. (REIT)	1,159	9,597
Cypress Sharpridge Investments, Inc. (REIT)*	179	2,542
DCT Industrial Trust, Inc. (REIT)	2,762	14,114
Developers Diversified Realty Corp. (REIT)	2,170	20,051
DiamondRock Hospitality Co. (REIT)*	1,789	14,491
DuPont Fabros Technology, Inc. (REIT)*	325	4,332
Dynex Capital, Inc. (REIT)	293	2,470
EastGroup Properties, Inc. (REIT)	394	15,059
Education Realty Trust, Inc. (REIT)	672	3,985
Entertainment Properties Trust (REIT)	477	16,285
Equity Lifestyle Properties, Inc. (REIT)	342	14,634
Equity One, Inc. (REIT)	407	6,378
Extra Space Storage, Inc. (REIT)	1,187	12,523
FelCor Lodging Trust, Inc. (REIT)	1,080	4,892
First Industrial Realty Trust, Inc. (REIT)	696	3,654
First Potomac Realty Trust (REIT)	494	5,711
Franklin Street Properties Corp. (REIT)	1,052	13,781
Getty Realty Corp. (REIT)	298	7,313
Gladstone Commercial Corp. (REIT)	196	2,681
Glimcher Realty Trust (REIT)	1,123	4,121
Government Properties Income Trust (REIT)*	122	2,929
Gramercy Capital Corp./New York (REIT)*	853	2,073
Hatteras Financial Corp. (REIT)	560	16,789
Healthcare Realty Trust, Inc. (REIT)	812	17,158
Hersha Hospitality Trust (REIT)	843	2,613
Highwoods Properties, Inc. (REIT)	996	31,324
Home Properties, Inc. (REIT)	453	19,520
Inland Real Estate Corp. (REIT)	1,146	10,039
Invesco Mortgage Capital, Inc. (REIT)*	174	3,802
Investors Real Estate Trust (REIT)	1,042	9,420
iStar Financial, Inc. (REIT)*	1,645	5,001
Kilroy Realty Corp. (REIT)	589	16,339
Kite Realty Group Trust (REIT)	867	3,615
LaSalle Hotel Properties (REIT)	881	17,320
Lexington Realty Trust (REIT)	1,353	6,900
LTC Properties, Inc. (REIT)	382	9,183
Medical Properties Trust, Inc. (REIT)	1,029	8,036
MFA Financial, Inc. (REIT)	3,940	31,362
Mid-America Apartment Communities, Inc. (REIT)	387	17,465
Mission West Properties, Inc. (REIT)	414	2,786
Monmouth Real Estate Investment Corp. (REIT), Class A	207	1,441
National Health Investors, Inc. (REIT)	411	13,008
National Retail Properties, Inc. (REIT)	1,112	23,875
NorthStar Realty Finance Corp. (REIT)	664	2,331
Omega Healthcare Investors, Inc. (REIT)	1,132	18,135
Parkway Properties, Inc./Maryland (REIT)	266	$5,240
Pennsylvania Real Estate Investment Trust (REIT)	475	3,615
Pennymac Mortgage Investment Trust (REIT)*	164	3,265
Post Properties, Inc. (REIT)	585	10,530
Potlatch Corp. (REIT)	540	15,363
PS Business Parks, Inc. (REIT)	281	14,421
RAIT Financial Trust (REIT)	736	2,164
Ramco-Gershenson Properties Trust (REIT)	462	4,121
Redwood Trust, Inc. (REIT)	1,058	16,399
Resource Capital Corp. (REIT)	419	2,279
Saul Centers, Inc. (REIT)	66	2,119
Sovran Self Storage, Inc. (REIT)	363	11,046
Starwood Property Trust, Inc. (REIT)*	535	10,834
Strategic Hotels & Resorts, Inc. (REIT)*	1,358	3,517
Sun Communities, Inc. (REIT)	290	6,241
Sunstone Hotel Investors, Inc. (REIT)*	1,002	7,114
Tanger Factory Outlet Centers (REIT)	556	20,761
UMH Properties, Inc. (REIT)	94	766
Universal Health Realty Income Trust (REIT)	194	6,315
Urstadt Biddle Properties, Inc. (REIT), Class A	227	3,312
U-Store-It Trust (REIT)	1,264	7,900
Walter Investment Management Corp. (REIT)	204	3,268
Washington Real Estate Investment Trust (REIT)	884	25,459
Winthrop Realty Trust (REIT)	260	2,532

		793,953

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	28	324
Avatar Holdings, Inc.*	130	2,470
China Housing & Land Development, Inc.*	267	1,028
Consolidated-Tomoka Land Co.	59	2,260
Forestar Group, Inc.*	558	9,586
Tejon Ranch Co.*	123	3,159

		18,827

Thrifts & Mortgage Finance (1.1%)
Abington Bancorp, Inc.	455	3,522
Astoria Financial Corp.	1,334	14,727
Bank Mutual Corp.	802	7,090
BankFinancial Corp.	232	2,223
Beneficial Mutual Bancorp, Inc.*	357	3,259
Berkshire Hills Bancorp, Inc.	151	3,313
Brookline Bancorp, Inc.	968	9,409
Brooklyn Federal Bancorp, Inc.	33	403
Clifton Savings Bancorp, Inc.	97	951
Danvers Bancorp, Inc.	333	4,525
Dime Community Bancshares, Inc.	461	5,269
ESB Financial Corp.	96	1,285
ESSA Bancorp, Inc.	157	2,074
First Defiance Financial Corp.	171	2,550
First Financial Holdings, Inc.	218	3,481
First Financial Northwest, Inc.	309	1,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Service Corp.	43	$579
Flagstar Bancorp, Inc.*	365	376
Flushing Financial Corp.	524	5,974
Fox Chase Bancorp, Inc.*	58	581
Home Federal Bancorp, Inc./Idaho	173	1,976
Kearny Financial Corp.	162	1,688
Kentucky First Federal Bancorp	33	412
K-Fed Bancorp	44	397
Legacy Bancorp., Inc./Massachusetts	77	809
Meridian Interstate Bancorp, Inc.*	102	867
MGIC Investment Corp.*	1,736	12,864
NASB Financial, Inc.	77	2,025
NewAlliance Bancshares, Inc.	1,654	17,698
Northeast Community Bancorp, Inc.	64	472
Northwest Bancorp, Inc.	296	6,761
OceanFirst Financial Corp.	94	1,090
Ocwen Financial Corp.*	758	8,581
Oritani Financial Corp.	69	941
PMI Group, Inc.	1,205	5,121
Provident Financial Services, Inc.	773	7,954
Provident New York Bancorp	395	3,772
Prudential Bancorp, Inc. of Pennsylvania	41	412
Radian Group, Inc.	1,243	13,151
Rockville Financial, Inc.	86	925
Roma Financial Corp.	87	1,081
Territorial Bancorp, Inc.*	243	3,810
Tree.com, Inc.*	69	521
TrustCo Bank Corp. NY/New York	1,278	7,988
United Financial Bancorp, Inc.	335	3,879
ViewPoint Financial Group	106	1,488
Waterstone Financial, Inc.*	77	390
Westfield Financial, Inc.	326	2,761
WSFS Financial Corp.	127	3,383

		186,606

Total Financials		2,630,165

Health Care (10.7%)
Biotechnology (3.0%)
Acorda Therapeutics, Inc.*	526	12,245
Affymax, Inc.*	232	5,543
Alkermes, Inc.*	1,451	13,335
Allos Therapeutics, Inc.*	1,012	7,337
Alnylam Pharmaceuticals, Inc.*	486	11,023
AMAG Pharmaceuticals, Inc.*	262	11,444
Amicus Therapeutics, Inc.*	156	1,365
Arena Pharmaceuticals, Inc.*	1,491	6,665
ARIAD Pharmaceuticals, Inc.*	1,868	4,147
ArQule, Inc.*	454	2,061
Array BioPharma, Inc.*	497	1,183
AVI BioPharma, Inc.*	1,807	3,108
BioCryst Pharmaceuticals, Inc.*	259	2,134
Biospecifics Technologies Corp.*	75	2,401
Cardium Therapeutics, Inc.*	407	659
Celera Corp.*	1,310	8,161
Cell Therapeutics, Inc.*	7,279	8,953
Celldex Therapeutics, Inc.*	267	1,466
Cepheid, Inc.*	902	11,924
Chelsea Therapeutics International, Inc.*	273	685
Clinical Data, Inc.*	123	2,050
Cubist Pharmaceuticals, Inc.*	889	17,958
Curis, Inc.*	1,199	2,806
Cytokinetics, Inc.*	759	4,015
Cytori Therapeutics, Inc.*	584	$2,307
Dyax Corp.*	813	2,919
Emergent Biosolutions, Inc.*	196	3,461
Enzon Pharmaceuticals, Inc.*	752	6,204
Exelixis, Inc.*	1,664	10,616
Facet Biotech Corp.*	395	6,830
Genomic Health, Inc.*	167	3,651
Geron Corp.*	1,194	7,833
GTx, Inc.*	329	4,211
Halozyme Therapeutics, Inc.*	885	6,292
Hemispherx Biopharma, Inc.*	1,392	2,784
Human Genome Sciences, Inc.*	2,333	43,907
Idenix Pharmaceuticals, Inc.*	324	1,001
Idera Pharmaceuticals, Inc.*	230	1,704
Immunogen, Inc.*	907	7,356
Immunomedics, Inc.*	1,064	5,873
Incyte Corp.*	1,135	7,661
Infinity Pharmaceuticals, Inc.*	186	1,159
Insmed, Inc.*	424	348
InterMune, Inc.*	502	7,997
Isis Pharmaceuticals, Inc.*	1,297	18,897
Lexicon Pharmaceuticals, Inc.*	869	1,851
Ligand Pharmaceuticals, Inc., Class B*	1,958	4,523
MannKind Corp.*	905	8,914
Martek Biosciences Corp.*	437	9,872
Maxygen, Inc.*	476	3,184
Medivation, Inc.*	392	10,639
Metabolix, Inc.*	221	2,272
Micromet, Inc.*	931	6,201
Molecular Insight Pharmaceuticals, Inc.*	177	979
Momenta Pharmaceuticals, Inc.*	572	6,069
Myriad Pharmaceuticals, Inc.*	455	2,666
Nabi Biopharmaceuticals*	568	2,039
Nanosphere, Inc.*	108	773
Neurocrine Biosciences, Inc.*	406	1,238
NeurogesX, Inc.*	109	872
Novavax, Inc.*	1,127	4,463
NPS Pharmaceuticals, Inc.*	537	2,159
OncoGenex Pharmaceutical, Inc.*	81	2,916
Onyx Pharmaceuticals, Inc.*	922	27,632
Opko Health, Inc.*	453	1,033
Orexigen Therapeutics, Inc.*	452	4,452
Osiris Therapeutics, Inc.*	340	2,264
OXiGENE, Inc.*	389	552
PDL BioPharma, Inc.	1,866	14,704
Pharmasset, Inc.*	335	7,082
Poniard Pharmaceuticals, Inc.*	422	3,157
Progenics Pharmaceuticals, Inc.*	277	1,452
Protalix BioTherapeutics, Inc.*	581	4,799
Regeneron Pharmaceuticals, Inc.*	874	16,868
Repligen Corp.*	318	1,593
Rigel Pharmaceuticals, Inc.*	803	6,585
Sangamo BioSciences, Inc.*	674	5,534
Savient Pharmaceuticals, Inc.*	926	14,075
Sciclone Pharmaceuticals, Inc.*	676	2,880
Seattle Genetics, Inc.*	1,272	17,846
SIGA Technologies, Inc.*	457	3,606
Spectrum Pharmaceuticals, Inc.*	723	4,866
StemCells, Inc.*	1,067	1,739
Synta Pharmaceuticals Corp.*	173	536
Theravance, Inc.*	830	12,151
Vanda Pharmaceuticals, Inc.*	335	3,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Vical, Inc.*	770	$3,280
ZymoGenetics, Inc.*	437	2,640

		532,534

Health Care Equipment & Supplies (2.8%)
Abaxis, Inc.*	289	7,731
ABIOMED, Inc.*	513	4,981
Accuray, Inc.*	460	2,990
Align Technology, Inc.*	802	11,404
Alphatec Holdings, Inc.*	342	1,573
American Medical Systems Holdings, Inc.*	1,128	19,086
Analogic Corp.	163	6,034
AngioDynamics, Inc.*	295	4,065
Aspect Medical Systems, Inc.*	191	2,288
Atrion Corp.	29	4,188
ATS Medical, Inc.*	492	1,319
Bovie Medical Corp.*	177	1,389
Cantel Medical Corp.*	130	1,958
Cardiac Science Corp.*	454	1,816
Cardiovascular Systems, Inc.*	95	691
Conceptus, Inc.*	494	9,159
CONMED Corp.*	470	9,010
CryoLife, Inc.*	333	2,654
Cutera, Inc.*	138	1,194
Cyberonics, Inc.*	346	5,515
Cynosure, Inc., Class A*	101	1,177
Delcath Systems, Inc.*	458	2,249
DexCom, Inc.*	586	4,647
Electro-Optical Sciences, Inc.*	358	3,430
Endologix, Inc.*	810	5,014
EnteroMedics, Inc.*	346	1,657
ev3, Inc.*	1,152	14,181
Exactech, Inc.*	85	1,338
Greatbatch, Inc.*	292	6,561
Haemonetics Corp.*	354	19,866
Hansen Medical, Inc.*	545	1,907
HeartWare International, Inc.*	56	1,679
Home Diagnostics, Inc.*	122	825
ICU Medical, Inc.*	214	7,888
I-Flow Corp.*	255	2,904
Immucor, Inc.*	1,057	18,709
Insulet Corp.*	437	4,907
Integra LifeSciences Holdings Corp.*	305	10,416
Invacare Corp.	373	8,310
IRIS International, Inc.*	192	2,170
Kensey Nash Corp.*	150	4,342
MAKO Surgical Corp.*	181	1,585
Masimo Corp.*	774	20,279
Medical Action Industries, Inc.*	146	1,762
Meridian Bioscience, Inc.	629	15,731
Merit Medical Systems, Inc.*	354	6,135
Micrus Endovascular Corp.*	283	3,665
Natus Medical, Inc.*	462	7,129
Neogen Corp.*	219	7,071
NuVasive, Inc.*	552	23,051
NxStage Medical, Inc.*	242	1,619
OraSure Technologies, Inc.*	882	2,558
Orthofix International N.V.*	274	8,053
Orthovita, Inc.*	818	3,591
Palomar Medical Technologies, Inc.*	222	3,599
Quidel Corp.*	425	6,898
Rochester Medical Corp.*	104	1,252
Rockwell Medical Technologies, Inc.*	147	1,144
RTI Biologics, Inc.*	620	$2,697
Sirona Dental Systems, Inc.*	271	8,062
Somanetics Corp.*	222	3,579
SonoSite, Inc.*	283	7,488
Spectranetics Corp.*	349	2,237
Stereotaxis, Inc.*	523	2,333
STERIS Corp.	815	24,817
SurModics, Inc.*	261	6,421
Symmetry Medical, Inc.*	450	4,666
Synovis Life Technologies, Inc.*	225	3,105
Thoratec Corp.*	854	25,851
TomoTherapy, Inc.*	809	3,503
TranS1, Inc.*	139	669
Utah Medical Products, Inc.	34	997
Vascular Solutions, Inc.*	169	1,398
Volcano Corp.*	756	12,716
West Pharmaceutical Services, Inc.	450	18,274
Wright Medical Group, Inc.*	600	10,716
Young Innovations, Inc.	57	1,500
Zoll Medical Corp.*	346	7,446

		486,819

Health Care Providers & Services (2.5%)
Air Methods Corp.*	133	4,332
Alliance HealthCare Services, Inc.*	273	1,545
Allied Healthcare International, Inc.*	914	2,559
Allion Healthcare, Inc.*	227	1,328
Almost Family, Inc.*	127	3,778
Amedisys, Inc.*	418	18,237
America Service Group, Inc.	169	2,795
American Caresource Holding, Inc.*	113	494
American Dental Partners, Inc.*	276	3,864
AMERIGROUP Corp.*	725	16,073
AMN Healthcare Services, Inc.*	404	3,842
Amsurg Corp.*	491	10,424
Assisted Living Concepts, Inc., Class A*	116	2,404
Bio-Reference Labs, Inc.*	201	6,914
BioScrip, Inc.*	657	4,441
Capital Senior Living Corp.*	446	2,721
CardioNet, Inc.*	440	2,957
Catalyst Health Solutions, Inc.*	568	16,557
Centene Corp.*	673	12,747
Chemed Corp.	304	13,343
Chindex International, Inc.*	144	1,812
Clarient, Inc.*	589	2,480
Continuecare Corp.*	662	1,999
Corvel Corp.*	79	2,244
Cross Country Healthcare, Inc.*	524	4,878
Emergency Medical Services Corp., Class A*	123	5,719
Emeritus Corp.*	316	6,936
Ensign Group, Inc.	105	1,473
Genoptix, Inc.*	272	9,460
Gentiva Health Services, Inc.*	455	11,380
Hanger Orthopedic Group, Inc.*	293	4,064
Health Grades, Inc.*	472	2,336
HealthSouth Corp.*	1,231	19,253
Healthspring, Inc.*	651	7,975
Healthways, Inc.*	538	8,242
HMS Holdings Corp.*	404	15,445
inVentiv Health, Inc.*	446	7,462
IPC The Hospitalist Co., Inc.*	257	8,083
Kindred Healthcare, Inc.*	617	10,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Landauer, Inc.	116	$6,378
LCA-Vision, Inc.*	326	2,285
LHC Group, Inc.*	245	7,333
Magellan Health Services, Inc.*	548	17,021
MedCath Corp.*	294	2,578
Metropolitan Health Networks, Inc.*	911	1,986
Molina Healthcare, Inc.*	149	3,083
MWI Veterinary Supply, Inc.*	137	5,473
National Healthcare Corp.	87	3,244
National Research Corp.	18	434
Nighthawk Radiology Holdings, Inc.*	394	2,849
NovaMed, Inc.*	209	947
Odyssey HealthCare, Inc.*	405	5,062
Owens & Minor, Inc.	582	26,335
PharMerica Corp.*	392	7,279
Providence Service Corp.*	109	1,271
PSS World Medical, Inc.*	912	19,909
Psychiatric Solutions, Inc.*	790	21,140
RadNet, Inc.*	306	793
RehabCare Group, Inc.*	232	5,032
Res-Care, Inc.*	304	4,320
Skilled Healthcare Group, Inc., Class A*	202	1,622
Sun Healthcare Group, Inc.*	715	6,178
Sunrise Senior Living, Inc.*	877	2,657
Triple-S Management Corp., Class B*	244	4,092
U.S. Physical Therapy, Inc.*	225	3,391
Universal American Corp.*	369	3,476
Virtual Radiologic Corp.*	66	860
WellCare Health Plans, Inc.*	583	14,371

		444,009

Health Care Technology (0.6%)
AMICAS, Inc.*	366	1,318
athenahealth, Inc.*	508	19,492
Computer Programs & Systems, Inc.	168	6,957
Eclipsys Corp.*	780	15,054
MedAssets, Inc.*	612	13,813
Medidata Solutions, Inc.*	63	954
MedQuist, Inc.	95	604
Merge Healthcare, Inc.*	287	1,180
Omnicell, Inc.*	528	5,882
Phase Forward, Inc.*	689	9,674
Quality Systems, Inc.	360	22,165
Transcend Services, Inc.*	65	1,135
Vital Images, Inc.*	149	1,865

		100,093

Life Sciences Tools & Services (0.6%)
Accelrys, Inc.*	549	3,184
Affymetrix, Inc.*	1,101	9,667
Albany Molecular Research, Inc.*	255	2,208
BioDelivery Sciences International, Inc.*	282	1,354
Bruker Corp.*	782	8,344
Cambrex Corp.*	530	3,339
Dionex Corp.*	274	17,802
Enzo Biochem, Inc.*	382	2,704
eResearchTechnology, Inc.*	727	5,089
Harvard Bioscience, Inc.*	549	2,081
Kendle International, Inc.*	255	4,264
Life Sciences Research, Inc.*	98	780
Luminex Corp.*	653	11,101
PAREXEL International Corp.*	888	12,068
Sequenom, Inc.*	705	2,277
Varian, Inc.*	399	$20,373

		106,635

Pharmaceuticals (1.2%)
Acura Pharmaceuticals, Inc.*	87	445
Adolor Corp.*	484	770
Akorn, Inc.*	1,279	1,752
Ardea Biosciences, Inc.*	182	3,334
ARYx Therapeutics, Inc.*	218	682
Auxilium Pharmaceuticals, Inc.*	642	21,963
AVANIR Pharmaceuticals, Inc., Class A*	630	1,310
Biodel, Inc.*	159	854
BioMimetic Therapeutics, Inc.*	251	3,065
BMP Sunstone Corp.*	336	1,368
Cadence Pharmaceuticals, Inc.*	300	3,318
Caraco Pharmaceutical Laboratories Ltd.*	111	565
Cornerstone Therapeutics, Inc.*	70	459
Cumberland Pharmaceuticals, Inc.*	74	1,198
Cypress Bioscience, Inc.*	634	5,180
Depomed, Inc.*	898	3,924
Discovery Laboratories, Inc.*	2,319	3,154
Durect Corp.*	953	2,545
Hi-Tech Pharmacal Co., Inc.*	147	3,299
Impax Laboratories, Inc.*	975	8,521
Inspire Pharmaceuticals, Inc.*	768	4,009
ISTA Pharmaceuticals, Inc.*	625	2,787
Javelin Pharmaceuticals, Inc.*	523	1,020
KV Pharmaceutical Co., Class A*	486	1,492
Lannett Co., Inc.*	70	524
MAP Pharmaceuticals, Inc.*	94	983
Matrixx Initiatives, Inc.*	250	1,420
Medicines Co.*	825	9,083
Medicis Pharmaceutical Corp., Class A	811	17,315
MiddleBrook Pharmaceuticals, Inc.*	387	445
Nektar Therapeutics*	1,424	13,870
Obagi Medical Products, Inc.*	315	3,654
Optimer Pharmaceuticals, Inc.*	365	4,938
Pain Therapeutics, Inc.*	374	1,892
Par Pharmaceutical Cos., Inc.*	473	10,174
Pozen, Inc.*	291	2,142
Questcor Pharmaceuticals, Inc.*	973	5,371
Salix Pharmaceuticals Ltd.*	735	15,626
Santarus, Inc.*	559	1,839
Sucampo Pharmaceuticals, Inc., Class A*	114	665
SuperGen, Inc.*	611	1,631
ViroPharma, Inc.*	1,179	11,342
Vivus, Inc.*	1,232	12,874
XenoPort, Inc.*	463	9,829

		202,631

Total Health Care		1,872,721

Industrials (11.6%)
Aerospace & Defense (1.3%)
AAR Corp.*	546	11,979
Aerovironment, Inc.*	227	6,377
American Science & Engineering, Inc.	148	10,070
Applied Signal Technology, Inc.	233	5,422
Argon ST, Inc.*	141	2,686
Ascent Solar Technologies, Inc.*	309	2,330
Astronics Corp.*	96	902
Ceradyne, Inc.*	413	7,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cubic Corp.	252	$9,947
Curtiss-Wright Corp.	689	23,516
DigitalGlobe, Inc.*	167	3,736
Ducommun, Inc.	108	2,042
DynCorp International, Inc., Class A*	315	5,670
Esterline Technologies Corp.*	459	17,997
GenCorp, Inc.*	852	4,567
HEICO Corp.	312	13,528
Herley Industries, Inc.*	140	1,827
Hexcel Corp.*	1,319	15,089
Ladish Co., Inc.*	274	4,146
LMI Aerospace, Inc.*	189	1,896
Moog, Inc., Class A*	584	17,228
Orbital Sciences Corp.*	754	11,287
Stanley, Inc.*	135	3,472
Taser International, Inc.*	1,049	4,951
Teledyne Technologies, Inc.*	553	19,903
Todd Shipyards Corp.	60	986
Triumph Group, Inc.	220	10,558

		219,682

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	628	2,173
Atlas Air Worldwide Holdings, Inc.*	276	8,824
Dynamex, Inc.*	101	1,649
Forward Air Corp.	374	8,658
Hub Group, Inc., Class A*	580	13,253
Pacer International, Inc.	362	1,397

		35,954

Airlines (0.6%)
AirTran Holdings, Inc.*	1,643	10,269
Alaska Air Group, Inc.*	497	13,315
Allegiant Travel Co.*	246	9,370
Hawaiian Holdings, Inc.*	834	6,889
JetBlue Airways Corp.*	3,628	21,695
Republic Airways Holdings, Inc.*	510	4,758
SkyWest, Inc.	869	14,408
U.S. Airways Group, Inc.*	2,474	11,628
UAL Corp.*	2,164	19,952

		112,284

Building Products (0.5%)
AAON, Inc.	231	4,638
American Woodmark Corp.	190	3,675
Ameron International Corp.	147	10,287
Apogee Enterprises, Inc.	459	6,894
Builders FirstSource, Inc.*	170	741
Gibraltar Industries, Inc.	440	5,839
Griffon Corp.*	545	5,488
Insteel Industries, Inc.	197	2,354
NCI Building Systems, Inc.*	480	1,536
Quanex Building Products Corp.	608	8,731
Simpson Manufacturing Co., Inc.	514	12,984
Trex Co., Inc.*	188	3,422
Universal Forest Products, Inc.	301	11,877

		78,466

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	621	13,066
ACCO Brands Corp.*	883	6,375
American Ecology Corp.	312	5,834
American Reprographics Co.*	455	4,332
APAC Customer Services, Inc.*	479	2,831
ATC Technology Corp.*	263	5,197
Bowne & Co., Inc.	474	3,650
Cenveo, Inc.*	883	6,110
Clean Harbors, Inc.*	293	$16,484
Consolidated Graphics, Inc.*	173	4,316
Cornell Cos., Inc.*	202	4,533
Courier Corp.	167	2,530
Deluxe Corp.	690	11,799
EnergySolutions, Inc.	1,023	9,432
EnerNOC, Inc.*	223	7,395
Ennis, Inc.	429	6,920
Fuel Tech, Inc.*	324	3,629
G&K Services, Inc., Class A	311	6,892
GEO Group, Inc.*	793	15,995
GeoEye, Inc.*	307	8,228
Healthcare Services Group, Inc.	570	10,465
Heritage-Crystal Clean, Inc.*	28	357
Herman Miller, Inc.	836	14,137
HNI Corp.	615	14,514
ICT Group, Inc.*	95	998
Innerworkings, Inc.*	256	1,265
Interface, Inc., Class A	782	6,491
Kimball International, Inc., Class B	568	4,334
Knoll, Inc.	612	6,383
M&F Worldwide Corp.*	119	2,409
McGrath RentCorp.	326	6,934
Metalico, Inc.*	344	1,434
Mine Safety Appliances Co.	350	9,628
Mobile Mini, Inc.*	567	9,843
Multi-Color Corp.	107	1,651
North American Galvanizing & Coatings, Inc.*	134	813
Perma-Fix Environmental Services*	1,067	2,497
Rollins, Inc.	580	10,933
Schawk, Inc.	166	1,937
Standard Parking Corp.*	78	1,364
Standard Register Co.	366	2,152
Steelcase, Inc., Class A	938	5,825
Sykes Enterprises, Inc.*	553	11,513
Team, Inc.*	320	5,424
Tetra Tech, Inc.*	916	24,301
United Stationers, Inc.*	325	15,473
Viad Corp.	259	5,157
Waste Services, Inc.*	187	864

		324,644

Construction & Engineering (0.7%)
Argan, Inc.*	77	1,035
Comfort Systems USA, Inc.	638	7,394
Dycom Industries, Inc.*	512	6,298
EMCOR Group, Inc.*	920	23,294
Furmanite Corp.*	677	2,918
Granite Construction, Inc.	462	14,294
Great Lakes Dredge & Dock Corp.	683	4,767
Insituform Technologies, Inc., Class A*	602	11,522
Integrated Electrical Services, Inc.*	63	507
Layne Christensen Co.*	311	9,968
MasTec, Inc.*	817	9,927
Michael Baker Corp.*	133	4,833
MYR Group, Inc.*	216	4,556
Northwest Pipe Co.*	161	5,398
Orion Marine Group, Inc.*	359	7,374
Pike Electric Corp.*	171	2,049
Primoris Services Corp.	86	620
Sterling Construction Co., Inc.*	237	4,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tutor Perini Corp.*	338	$7,199

		128,198

Electrical Equipment (1.7%)
A. O. Smith Corp.	338	12,878
Acuity Brands, Inc.	596	19,197
Advanced Battery Technologies, Inc.*	908	3,941
American Superconductor Corp.*	658	22,069
AZZ, Inc.*	156	6,267
Baldor Electric Co.	642	17,552
Belden, Inc.	640	14,784
Brady Corp., Class A	733	21,052
Broadwind Energy, Inc.*	378	2,982
Chase Corp.	64	749
China BAK Battery, Inc.*	687	3,401
Encore Wire Corp.	308	6,881
Ener1, Inc.*	788	5,453
Energy Conversion Devices, Inc.*	720	8,338
EnerSys*	546	12,078
Evergreen Solar, Inc.*	2,407	4,621
Franklin Electric Co., Inc.	302	8,658
FuelCell Energy, Inc.*	1,211	5,171
Fushi Copperweld, Inc.*	165	1,396
GrafTech International Ltd.*	1,695	24,916
GT Solar International, Inc.*	352	2,045
Harbin Electric, Inc.*	257	4,338
II-VI, Inc.*	326	8,293
LaBarge, Inc.*	130	1,462
LSI Industries, Inc.	377	2,507
Microvision, Inc.*	1,234	6,799
Orion Energy Systems, Inc.*	461	1,443
Polypore International, Inc.*	281	3,628
Powell Industries, Inc.*	135	5,183
Power-One, Inc.*	1,470	2,866
PowerSecure International, Inc.*	179	1,214
Preformed Line Products Co.	13	521
Regal-Beloit Corp.	498	22,764
SatCon Technology Corp.*	728	1,245
Ultralife Corp.*	127	770
Valence Technology, Inc.*	1,083	1,949
Vicor Corp.*	203	1,567
Woodward Governor Co.	912	22,125

		293,103

Industrial Conglomerates (0.1%)
Otter Tail Corp.	471	11,271
Raven Industries, Inc.	198	5,293
Standex International Corp.	147	2,915
Tredegar Corp.	362	5,249
United Capital Corp.*	2	46

		24,774

Machinery (2.0%)
3D Systems Corp.*	184	1,698
Actuant Corp., Class A	923	14,823
Alamo Group, Inc.	66	1,043
Albany International Corp., Class A	355	6,887
Altra Holdings, Inc.*	455	5,091
American Railcar Industries, Inc.	96	1,019
Ampco-Pittsburgh Corp.	98	2,606
Astec Industries, Inc.*	267	6,800
Badger Meter, Inc.	192	7,428
Barnes Group, Inc.	622	10,630
Blount International, Inc.*	477	4,517
Briggs & Stratton Corp.	678	13,160
Cascade Corp.	106	2,834
Chart Industries, Inc.*	442	$9,543
China Fire & Security Group, Inc.*	144	2,765
CIRCOR International, Inc.	215	6,076
CLARCOR, Inc.	775	24,304
Colfax Corp.*	271	2,881
Columbus McKinnon Corp.*	323	4,893
Dynamic Materials Corp.	155	3,094
Eastern Co.	62	986
Energy Recovery, Inc.*	602	3,504
EnPro Industries, Inc.*	322	7,361
ESCO Technologies, Inc.*	357	14,066
Federal Signal Corp.	605	4,350
Flanders Corp.*	172	888
Flow International Corp.*	893	2,313
Force Protection, Inc.*	904	4,936
FreightCar America, Inc.	185	4,495
Gorman-Rupp Co.	169	4,210
Graham Corp.	105	1,633
Greenbrier Cos., Inc.	192	2,248
Hurco Cos., Inc.*	135	2,306
John Bean Technologies Corp.	361	6,559
Kadant, Inc.*	127	1,540
Kaydon Corp.	450	14,589
K-Tron International, Inc.*	45	4,284
L.B. Foster Co., Class A*	177	5,413
Lindsay Corp.	158	6,222
Met-Pro Corp.	298	2,888
Middleby Corp.*	253	13,918
Miller Industries, Inc.*	217	2,387
Mueller Industries, Inc.	496	11,840
Mueller Water Products, Inc., Class A	2,120	11,618
NACCO Industries, Inc., Class A	67	4,025
Nordson Corp.	507	28,438
Omega Flex, Inc.	30	503
PMFG, Inc.*	140	1,800
Portec Rail Products, Inc.	70	664
RBC Bearings, Inc.*	350	8,165
Robbins & Myers, Inc.	342	8,030
Sauer-Danfoss, Inc.	245	1,879
SmartHeat, Inc.*	71	843
Sun Hydraulics Corp.	223	4,696
Tecumseh Products Co., Class A*	325	3,682
Tennant Co.	246	7,149
Titan International, Inc.	439	3,907
Trimas Corp.*	161	821
Twin Disc, Inc.	176	2,195
Watts Water Technologies, Inc., Class A	461	13,945

		357,388

Marine (0.1%)
American Commercial Lines, Inc.*	155	4,514
Eagle Bulk Shipping, Inc.	901	4,622
Genco Shipping & Trading Ltd.	343	7,127
Horizon Lines, Inc., Class A	342	2,172
International Shipholding Corp.	112	3,451
TBS International Ltd., Class A*	139	1,209
Ultrapetrol Bahamas Ltd.*	225	1,107

		24,202

Professional Services (1.2%)
Acacia Research Corp.- Acacia Technologies*	390	3,397
Administaff, Inc.	272	7,145
Advisory Board Co.*	187	4,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Barrett Business Services, Inc.	200	$2,116
CBIZ, Inc.*	500	3,730
CDI Corp.	234	3,288
COMSYS IT Partners, Inc.*	155	992
Corporate Executive Board Co.	530	13,197
CoStar Group, Inc.*	263	10,841
CRA International, Inc.*	149	4,066
Diamond Management & Technology Consultants, Inc.	250	1,712
Exponent, Inc.*	236	6,648
First Advantage Corp., Class A*	201	3,729
Franklin Covey Co.*	134	784
GP Strategies Corp.*	321	2,404
Heidrick & Struggles International, Inc.	285	6,629
Hill International, Inc.*	271	1,924
Huron Consulting Group, Inc.*	338	8,731
ICF International, Inc.*	95	2,880
Kelly Services, Inc., Class A	320	3,936
Kforce, Inc.*	475	5,710
Korn/Ferry International*	704	10,271
MPS Group, Inc.*	1,419	14,928
Navigant Consulting, Inc.*	656	8,856
Odyssey Marine Exploration, Inc.*	609	1,133
On Assignment, Inc.*	638	3,732
Resources Connection, Inc.*	712	12,147
School Specialty, Inc.*	312	7,401
Spherion Corp.*	853	5,297
TrueBlue, Inc.*	685	9,638
Volt Information Sciences, Inc.*	128	1,564
VSE Corp.	79	3,082
Watson Wyatt Worldwide, Inc., Class A	596	25,962

		202,571

Road & Rail (0.7%)
Amerco, Inc.*	111	5,090
Arkansas Best Corp.	402	12,036
Avis Budget Group, Inc.*	1,432	19,132
Celadon Group, Inc.*	394	4,456
Dollar Thrifty Automotive Group, Inc.*	342	8,410
Genesee & Wyoming, Inc., Class A*	506	15,342
Heartland Express, Inc.	808	11,635
Knight Transportation, Inc.	767	12,870
Marten Transport Ltd.*	288	4,913
Old Dominion Freight Line, Inc.*	440	13,389
Patriot Transportation Holding, Inc.*	6	453
Saia, Inc.*	242	3,891
Universal Truckload Services, Inc.	50	826
USA Truck, Inc.*	81	1,029
Werner Enterprises, Inc.	677	12,613
YRC Worldwide, Inc.*	1,003	4,463

		130,548

Trading Companies & Distributors (0.6%)
Aceto Corp.	486	3,208
Aircastle Ltd.	611	5,908
Applied Industrial Technologies, Inc.	564	11,934
Beacon Roofing Supply, Inc.*	713	11,394
BlueLinx Holdings, Inc.*	122	489
DXP Enterprises, Inc.*	81	903
H&E Equipment Services, Inc.*	459	5,200
Houston Wire & Cable Co.	325	3,591
Interline Brands, Inc.*	421	7,094
Kaman Corp.	415	$9,122
Lawson Products, Inc.	42	731
RSC Holdings, Inc.*	813	5,911
Rush Enterprises, Inc., Class A*	401	5,181
TAL International Group, Inc.	161	2,289
Textainer Group Holdings Ltd.	83	1,329
Titan Machinery, Inc.*	248	3,105
United Rentals, Inc.*	815	8,395
Watsco, Inc.	367	19,785
Willis Lease Finance Corp.*	125	1,709

		107,278

Transportation Infrastructure (0.0%)
CAI International, Inc.*	103	759

Total Industrials		2,039,851

Information Technology (14.4%)
Communications Equipment (2.6%)
3Com Corp.*	5,783	30,245
Acme Packet, Inc.*	634	6,346
ADC Telecommunications, Inc.*	1,325	11,050
ADTRAN, Inc.	847	20,794
Airvana, Inc.*	229	1,550
Anaren, Inc.*	268	4,556
Arris Group, Inc.*	1,866	24,277
Aruba Networks, Inc.*	929	8,212
Avocent Corp.*	693	14,047
Bel Fuse, Inc., Class B	190	3,616
BigBand Networks, Inc.*	368	1,476
Black Box Corp.	287	7,201
Blue Coat Systems, Inc.*	607	13,712
Cogo Group, Inc.*	447	2,736
Communications Systems, Inc.	64	747
Comtech Telecommunications Corp.*	438	14,550
DG FastChannel, Inc.*	335	7,015
Digi International, Inc.*	450	3,834
Emcore Corp.*	1,574	2,046
EMS Technologies, Inc.*	268	5,580
Emulex Corp.*	1,146	11,792
Extreme Networks, Inc.*	1,069	2,993
Globecomm Systems, Inc.*	217	1,578
Harmonic, Inc.*	1,513	10,107
Harris Stratex Networks, Inc., Class A*	950	6,650
Hughes Communications, Inc.*	101	3,064
Infinera Corp.*	1,113	8,848
InterDigital, Inc.*	668	15,471
Ixia*	339	2,326
KVH Industries, Inc.*	280	2,797
Loral Space & Communications, Inc.*	133	3,655
NETGEAR, Inc.*	548	10,056
Network Equipment Technologies, Inc.*	328	2,371
Oplink Communications, Inc.*	240	3,485
Opnext, Inc.*	291	853
Palm, Inc.*	2,441	42,547
Parkervision, Inc.*	582	2,380
PC-Tel, Inc.*	197	1,231
Plantronics, Inc.	681	18,258
Polycom, Inc.*	1,260	33,705
Powerwave Technologies, Inc.*	2,336	3,738
Riverbed Technology, Inc.*	828	18,183
SeaChange International, Inc.*	580	4,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ShoreTel, Inc.*	562	$4,389
Sonus Networks, Inc.*	3,305	7,007
Starent Networks Corp.*	602	15,303
Sycamore Networks, Inc.*	2,472	7,465
Symmetricom, Inc.*	493	2,554
Tekelec*	1,032	16,956
UTStarcom, Inc.*	1,945	4,065
ViaSat, Inc.*	337	8,957

		460,724

Computers & Peripherals (0.6%)
3PAR, Inc.*	342	3,772
ActivIdentity Corp.*	478	1,324
Adaptec, Inc.*	2,050	6,847
Avid Technology, Inc.*	359	5,058
Compellent Technologies, Inc.*	203	3,664
Cray, Inc.*	575	4,790
Electronics for Imaging, Inc.*	637	7,179
Imation Corp.	356	3,300
Immersion Corp.*	291	1,246
Intermec, Inc.*	834	11,759
Intevac, Inc.*	368	4,946
Isilon Systems, Inc.*	274	1,672
Netezza Corp.*	756	8,498
Novatel Wireless, Inc.*	501	5,691
Quantum Corp.*	2,546	3,208
Rimage Corp.*	97	1,658
Silicon Graphics International Corp.*	537	3,603
STEC, Inc.*	381	11,198
Stratasys, Inc.*	251	4,307
Super Micro Computer, Inc.*	242	2,047
Synaptics, Inc.*	485	12,222

		107,989

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.	310	2,043
Anixter International, Inc.*	406	16,285
Benchmark Electronics, Inc.*	889	16,002
Brightpoint, Inc.*	816	7,140
Checkpoint Systems, Inc.*	507	8,335
China Security & Surveillance Technology, Inc.*	337	2,406
Cogent, Inc.*	519	5,242
Cognex Corp.	513	8,403
Coherent, Inc.*	360	8,395
Comverge, Inc.*	227	2,772
CPI International, Inc.*	77	862
CTS Corp.	576	5,357
Daktronics, Inc.	567	4,859
DDi Corp.*	152	646
DTS, Inc.*	285	7,803
Echelon Corp.*	523	6,731
Electro Rent Corp.	185	2,131
Electro Scientific Industries, Inc.*	342	4,579
FARO Technologies, Inc.*	190	3,264
ICx Technologies, Inc.*	121	716
Insight Enterprises, Inc.*	720	8,791
IPG Photonics Corp.*	394	5,989
L-1 Identity Solutions, Inc.*	990	6,920
Littelfuse, Inc.*	281	7,373
Maxwell Technologies, Inc.*	365	6,727
Measurement Specialties, Inc.*	244	2,491
Mercury Computer Systems, Inc.*	394	3,885
Methode Electronics, Inc.	466	4,040
MTS Systems Corp.	267	7,799
Multi-Fineline Electronix, Inc.*	173	$4,967
Newport Corp.*	442	3,872
OSI Systems, Inc.*	270	4,938
PAR Technology Corp.*	87	555
Park Electrochemical Corp.	254	6,261
PC Connection, Inc.*	101	550
PC Mall, Inc.*	109	748
Plexus Corp.*	606	15,962
RadiSys Corp.*	259	2,251
RAE Systems, Inc.*	430	473
Rofin-Sinar Technologies, Inc.*	462	10,608
Rogers Corp.*	250	7,493
Scansource, Inc.*	420	11,894
SMART Modular Technologies (WWH), Inc.*	657	3,127
Spectrum Control, Inc.*	276	2,343
SYNNEX Corp.*	308	9,388
Technitrol, Inc.	528	4,863
TTM Technologies, Inc.*	690	7,914
Universal Display Corp.*	479	5,719
X-Rite, Inc.*	274	551
Zygo Corp.*	310	2,102

		274,565

Internet Software & Services (1.6%)
Art Technology Group, Inc.*	2,015	7,778
comScore, Inc.*	349	6,285
Constant Contact, Inc.*	392	7,546
DealerTrack Holdings, Inc.*	594	11,233
Dice Holdings, Inc.*	165	1,082
Digital River, Inc.*	577	23,265
DivX, Inc.*	351	1,916
EarthLink, Inc.	1,659	13,952
GSI Commerce, Inc.*	364	7,029
Imergent, Inc.	83	654
InfoSpace, Inc.*	416	3,220
Innodata Isogen, Inc.*	401	3,188
Internap Network Services Corp.*	550	1,766
Internet Brands, Inc., Class A*	292	2,330
Internet Capital Group, Inc.*	450	3,762
Ipass, Inc.*	528	729
j2 Global Communications, Inc.*	688	15,831
Keynote Systems, Inc.*	259	2,442
Knot, Inc.*	376	4,106
Limelight Networks, Inc.*	341	1,384
Liquidity Services, Inc.*	160	1,651
LivePerson, Inc.*	477	2,404
LogMeIn, Inc.*	73	1,337
LoopNet, Inc.*	376	3,399
Marchex, Inc., Class B	415	2,038
MercadoLibre, Inc.*	392	15,076
ModusLink Global Solutions, Inc.*	738	5,970
Move, Inc.*	2,023	5,462
NIC, Inc.	829	7,370
Omniture, Inc.*	949	20,347
OpenTable, Inc.*	31	854
Openwave Systems, Inc.*	967	2,514
Perficient, Inc.*	339	2,804
Rackspace Hosting, Inc.*	1,003	17,111
RealNetworks, Inc.*	1,378	5,126
Saba Software, Inc.*	257	1,082
SAVVIS, Inc.*	488	7,720
support.com, Inc.*	1,015	2,436
Switch & Data Facilities Co., Inc.*	249	3,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
TechTarget, Inc.*	70	$399
Terremark Worldwide, Inc.*	880	5,474
Travelzoo, Inc.*	58	820
United Online, Inc.	1,137	9,141
ValueClick, Inc.*	1,319	17,398
Vocus, Inc.*	273	5,703
Web.com Group, Inc.*	473	3,354
Zix Corp.*	1,211	2,664

		272,541

IT Services (1.8%)
Acxiom Corp.*	1,075	10,169
CACI International, Inc., Class A*	413	19,523
Cass Information Systems, Inc.	88	2,628
China Information Security Technology, Inc.*	512	2,836
CIBER, Inc.*	1,187	4,748
Computer Task Group, Inc.*	304	2,465
CSG Systems International, Inc.*	570	9,126
Cybersource Corp.*	1,048	17,470
eLoyalty Corp.*	70	561
Euronet Worldwide, Inc.*	744	17,878
ExlService Holdings, Inc.*	269	3,997
Forrester Research, Inc.*	267	7,113
Gartner, Inc.*	812	14,835
Global Cash Access Holdings, Inc.*	386	2,822
Hackett Group, Inc.*	772	2,239
Heartland Payment Systems, Inc.	492	7,139
iGATE Corp.	244	2,094
infoGROUP, Inc.*	599	4,199
Information Services Group, Inc.*	248	990
Integral Systems, Inc.*	363	2,505
Lionbridge Technologies*	594	1,544
ManTech International Corp., Class A*	340	16,034
MAXIMUS, Inc.	277	12,908
MoneyGram International, Inc.*	1,281	4,022
NCI, Inc., Class A*	129	3,697
Ness Technologies, Inc.*	664	5,239
Online Resources Corp.*	470	2,900
Perot Systems Corp., Class A*	1,232	36,590
RightNow Technologies, Inc.*	362	5,227
Sapient Corp.*	1,344	10,806
SRA International, Inc., Class A*	557	12,026
StarTek, Inc.*	125	1,085
Syntel, Inc.	208	9,928
TeleTech Holdings, Inc.*	490	8,359
Tier Technologies, Inc., Class B*	183	1,552
TNS, Inc.*	342	9,371
Unisys Corp.*	5,619	15,003
VeriFone Holdings, Inc.*	1,008	16,017
Virtusa Corp.*	137	1,300
Wright Express Corp.*	529	15,611

		324,556

Semiconductors & Semiconductor Equipment (2.9%)
Actel Corp.*	300	3,651
Advanced Analogic Technologies, Inc.*	444	1,763
Advanced Energy Industries, Inc.*	535	7,618
Amkor Technology, Inc.*	1,686	11,600
ANADIGICS, Inc.*	1,054	4,964
Applied Micro Circuits Corp.*	1,037	10,360
Atheros Communications, Inc.*	852	22,604
ATMI, Inc.*	397	7,206
Brooks Automation, Inc.*	848	$6,555
Cabot Microelectronics Corp.*	310	10,807
Cavium Networks, Inc.*	483	10,370
CEVA, Inc.*	366	3,934
Cirrus Logic, Inc.*	1,098	6,105
Cohu, Inc.	278	3,770
Cymer, Inc.*	460	17,876
Diodes, Inc.*	412	7,453
DSP Group, Inc.*	244	1,986
Entegris, Inc.*	2,026	10,029
Entropic Communications, Inc.*	546	1,496
Exar Corp.*	373	2,742
FEI Co.*	503	12,399
FormFactor, Inc.*	759	18,155
GSI Technology, Inc.*	134	535
Hittite Microwave Corp.*	341	12,542
Intellon Corp.*	222	1,574
IXYS Corp.	437	3,719
Kopin Corp.*	1,119	5,371
Kulicke & Soffa Industries, Inc.*	888	5,355
Lattice Semiconductor Corp.*	2,102	4,729
MEMSIC, Inc.*	164	615
Micrel, Inc.	792	6,455
Microsemi Corp.*	1,249	19,722
Microtune, Inc.*	543	988
MIPS Technologies, Inc.*	823	3,103
MKS Instruments, Inc.*	672	12,963
Monolithic Power Systems, Inc.*	455	10,670
Netlogic Microsystems, Inc.*	242	10,890
NVE Corp.*	84	4,465
OmniVision Technologies, Inc.*	779	12,682
Pericom Semiconductor Corp.*	261	2,560
Photronics, Inc.*	902	4,275
PLX Technology, Inc.*	349	1,176
Power Integrations, Inc.	379	12,632
RF Micro Devices, Inc.*	3,749	20,357
Rubicon Technology, Inc.*	223	3,309
Rudolph Technologies, Inc.*	365	2,701
Semitool, Inc.*	425	3,591
Semtech Corp.*	824	14,016
Sigma Designs, Inc.*	437	6,350
Silicon Image, Inc.*	805	1,956
Silicon Storage Technology, Inc.*	1,487	3,599
Skyworks Solutions, Inc.*	2,514	33,285
Standard Microsystems Corp.*	362	8,402
Supertex, Inc.*	194	5,820
Techwell, Inc.*	188	2,064
Tessera Technologies, Inc.*	679	18,937
Trident Microsystems, Inc.*	1,166	3,020
TriQuint Semiconductor, Inc.*	2,243	17,316
Ultratech, Inc.*	410	5,424
Veeco Instruments, Inc.*	495	11,543
Virage Logic Corp.*	171	891
Volterra Semiconductor Corp.*	375	6,889
White Electronic Designs Corp.*	535	2,472
Zoran Corp.*	818	9,423

		501,829

Software (3.3%)
ACI Worldwide, Inc.*	450	6,809
Actuate Corp.*	521	3,011
Advent Software, Inc.*	199	8,010
American Software, Inc., Class A	231	1,508
ArcSight, Inc.*	295	7,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ariba, Inc.*	1,192	$13,827
AsiaInfo Holdings, Inc.*	459	9,166
Blackbaud, Inc.	680	15,776
Blackboard, Inc.*	485	18,323
Bottomline Technologies, Inc.*	426	5,495
Callidus Software, Inc.*	271	816
China TransInfo Technology Corp.*	91	861
Chordiant Software, Inc.*	313	1,218
CommVault Systems, Inc.*	647	13,425
Concur Technologies, Inc.*	555	22,067
Deltek, Inc.*	191	1,469
DemandTec, Inc.*	210	1,854
Double-Take Software, Inc.*	330	3,363
Dynamics Research Corp.*	90	1,172
Ebix, Inc.*	111	6,145
Epicor Software Corp.*	558	3,554
EPIQ Systems, Inc.*	544	7,888
ePlus, Inc.*	39	606
Fair Isaac Corp.	668	14,355
FalconStor Software, Inc.*	356	1,769
GSE Systems, Inc.*	382	2,376
i2 Technologies, Inc.*	279	4,475
Informatica Corp.*	1,315	29,693
Interactive Intelligence, Inc.*	221	4,223
Jack Henry & Associates, Inc.	1,264	29,666
JDA Software Group, Inc.*	423	9,281
Kenexa Corp.*	278	3,747
Lawson Software, Inc.*	1,848	11,532
Manhattan Associates, Inc.*	282	5,696
Mentor Graphics Corp.*	1,293	12,038
MicroStrategy, Inc., Class A*	145	10,373
Monotype Imaging Holdings, Inc.*	239	2,010
MSC.Software Corp.*	552	4,642
Net 1 UEPS Technologies, Inc.*	485	10,166
NetScout Systems, Inc.*	412	5,566
NetSuite, Inc.*	194	2,968
OpenTV Corp., Class A*	1,714	2,365
Opnet Technologies, Inc.	136	1,487
Parametric Technology Corp.*	1,763	24,365
Pegasystems, Inc.	243	8,391
Pervasive Software, Inc.*	162	802
Phoenix Technologies Ltd.*	683	2,493
Progress Software Corp.*	627	14,202
PROS Holdings, Inc.*	198	1,667
QAD, Inc.	134	610
Quest Software, Inc.*	953	16,058
Radiant Systems, Inc.*	337	3,619
Renaissance Learning, Inc.	23	229
Rosetta Stone, Inc.*	65	1,492
S1 Corp.*	898	5,550
Smith Micro Software, Inc.*	360	4,450
SolarWinds, Inc.*	214	4,714
Solera Holdings, Inc.	976	30,363
SonicWALL, Inc.*	866	7,274
Sourcefire, Inc.*	354	7,600
SPSS, Inc.*	248	12,388
SRS Labs, Inc.*	123	899
SuccessFactors, Inc.*	486	6,838
Symyx Technologies, Inc.*	404	2,675
Synchronoss Technologies, Inc.*	216	2,694
Take-Two Interactive Software, Inc.*	1,236	13,856
Taleo Corp., Class A*	487	11,026
TeleCommunication Systems, Inc., Class A*	648	$5,417
THQ, Inc.*	1,074	7,346
TIBCO Software, Inc.*	2,657	25,215
TiVo, Inc.*	1,453	15,053
Tyler Technologies, Inc.*	392	6,699
Ultimate Software Group, Inc.*	322	9,248
Unica Corp.*	149	1,135
VASCO Data Security International, Inc.*	286	2,122
Websense, Inc.*	592	9,946

		588,328

Total Information Technology		2,530,532

Materials (3.2%)
Chemicals (1.6%)
A. Schulman, Inc.	385	7,673
American Vanguard Corp.	202	1,679
Ampal American Israel, Class A*	223	453
Arch Chemicals, Inc.	332	9,957
Balchem Corp.	228	5,996
Calgon Carbon Corp.*	747	11,078
China Green Agriculture, Inc.*	103	1,207
Ferro Corp.	585	5,207
GenTek, Inc.*	106	4,032
H.B. Fuller Co.	752	15,717
Hawkins, Inc.	165	3,854
ICO, Inc.*	540	2,522
Innophos Holdings, Inc.	294	5,439
Innospec, Inc.	389	5,738
Koppers Holdings, Inc.	268	7,946
Landec Corp.*	519	3,322
LSB Industries, Inc.*	202	3,145
Minerals Technologies, Inc.	250	11,890
NewMarket Corp.	137	12,746
NL Industries, Inc.	11	74
Olin Corp.	1,085	18,922
OM Group, Inc.*	421	12,794
Omnova Solutions, Inc.*	764	4,951
PolyOne Corp.*	1,441	9,611
Quaker Chemical Corp.	195	4,276
Rockwood Holdings, Inc.*	758	15,592
Sensient Technologies Corp.	670	18,606
ShengdaTech, Inc.*	291	1,851
Solutia, Inc.*	1,698	19,663
Spartech Corp.	390	4,200
Stepan Co.	121	7,270
W.R. Grace & Co.*	1,082	23,523
Westlake Chemical Corp.	243	6,245
Zep, Inc.	265	4,306
Zoltek Cos., Inc.*	466	4,893

		276,378

Construction Materials (0.1%)
Headwaters, Inc.*	576	2,229
Texas Industries, Inc.	326	13,689
U.S. Concrete, Inc.*	854	1,477
United States Lime & Minerals, Inc.*	19	683

		18,078

Containers & Packaging (0.3%)
AEP Industries, Inc.*	97	3,870
Boise, Inc.*	547	2,888
Bway Holding Co.*	78	1,444
Graphic Packaging Holding Co.*	1,313	3,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Myers Industries, Inc.	390	$4,200
Rock-Tenn Co., Class A	535	25,204
Silgan Holdings, Inc.	409	21,567

		62,206

Metals & Mining (0.7%)
A.M. Castle & Co.	178	1,769
Allied Nevada Gold Corp.*	735	7,196
AMCOL International Corp.	305	6,982
Brush Engineered Materials, Inc.*	262	6,409
Century Aluminum Co.*	729	6,816
China Precision Steel, Inc.*	663	1,803
Coeur d’Alene Mines Corp.*	1,132	23,206
General Moly, Inc.*	726	2,287
General Steel Holdings, Inc.*	188	731
Haynes International, Inc.*	151	4,805
Hecla Mining Co.*	3,340	14,663
Horsehead Holding Corp.*	686	8,040
Kaiser Aluminum Corp.	248	9,017
Olympic Steel, Inc.	156	4,476
Paramount Gold and Silver Corp.*	1,409	1,930
RTI International Metals, Inc.*	464	11,558
Stillwater Mining Co.*	501	3,367
Sutor Technology Group Ltd.*	83	262
Universal Stainless & Alloy Products, Inc.*	85	1,551
US Gold Corp.*	1,400	4,046
Worthington Industries, Inc.	911	12,663

		133,577

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*	622	6,674
Clearwater Paper Corp.*	150	6,200
Deltic Timber Corp.	134	6,133
Domtar Corp.*	620	21,836
Glatfelter	586	6,727
KapStone Paper and Packaging Corp.*	376	3,061
Louisiana-Pacific Corp.*	1,600	10,672
Neenah Paper, Inc.	161	1,895
Schweitzer-Mauduit International, Inc.	237	12,883
Wausau Paper Corp.	560	5,600

		81,681

Total Materials		571,920

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.6%)
AboveNet, Inc.*	198	9,654
Alaska Communications Systems Group, Inc.	759	7,021
Atlantic Tele-Network, Inc.	144	7,692
Cbeyond, Inc.*	361	5,823
Cincinnati Bell, Inc.*	2,896	10,136
Cogent Communications Group, Inc.*	701	7,921
Consolidated Communications Holdings, Inc.	406	6,500
D&E Communications, Inc.	132	1,517
FairPoint Communications, Inc.	408	167
General Communication, Inc., Class A*	477	3,272
Global Crossing Ltd.*	476	6,807
HickoryTech Corp.	136	1,163
iBasis, Inc.*	289	613
inContact, Inc.*	283	843
Iowa Telecommunications Services, Inc.	559	7,043
Neutral Tandem, Inc.*	514	$11,699
PAETEC Holding Corp.*	1,947	7,535
Premiere Global Services, Inc.*	783	6,507
SureWest Communications*	147	1,826

		103,739

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	1,113	8,882
iPCS, Inc.*	284	4,941
NTELOS Holdings Corp.	499	8,812
Shenandoah Telecommunications Co.	285	5,116
Syniverse Holdings, Inc.*	944	16,520
USA Mobility, Inc.	401	5,165
Virgin Mobile USA, Inc., Class A*	428	2,140

		51,576

Total Telecommunication Services		155,315

Utilities (2.4%)
Electric Utilities (0.9%)
Allete, Inc.	458	15,375
Central Vermont Public Service Corp.	121	2,335
Cleco Corp.	835	20,942
El Paso Electric Co.*	714	12,616
Empire District Electric Co.	556	10,058
IDACORP, Inc.	707	20,355
MGE Energy, Inc.	365	13,315
PNM Resources, Inc.	1,352	15,791
Portland General Electric Co.	1,147	22,619
UIL Holdings Corp.	386	10,187
UniSource Energy Corp.	483	14,852
Unitil Corp.	109	2,447

		160,892

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	71	2,200
Laclede Group, Inc.	355	11,417
New Jersey Resources Corp.	642	23,311
Nicor, Inc.	628	22,979
Northwest Natural Gas Co.	360	14,998
Piedmont Natural Gas Co., Inc.	1,113	26,645
South Jersey Industries, Inc.	464	16,379
Southwest Gas Corp.	659	16,857
WGL Holdings, Inc.	761	25,220

		160,006

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	1,296	2,022

Multi-Utilities (0.3%)
Avista Corp.	847	17,126
Black Hills Corp.	607	15,278
CH Energy Group, Inc.	205	9,084
Florida Public Utilities Co.	65	790
NorthWestern Corp.	478	11,677

		53,955

Water Utilities (0.3%)
American States Water Co.	239	8,647
Artesian Resources Corp., Class A	154	2,590
Cadiz, Inc.*	130	1,521
California Water Service Group	313	12,188
Connecticut Water Service, Inc.	88	1,970
Consolidated Water Co., Inc.	266	4,344
Middlesex Water Co.	139	2,096
Pennichuck Corp.	110	2,394
SJW Corp.	141	3,222
Southwest Water Co.	537	2,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co.	118	$1,636

		43,250

Total Utilities		420,125

Total Common Stocks (74.5%) (Cost $12,592,339)		13,077,424

INVESTMENT COMPANIES:
Exchange Traded Fund (ETF) (0.0%)
iShares Russell 2000 Index Fund	26	1,566

Investment Company (0.0%)
Kayne Anderson Energy Development Co.	165	2,183

Total Investment Companies (0.0%) (Cost $3,328)		3,749

Total Investments (74.5%) (Cost $12,595,667)		13,081,173
Other Assets Less Liabilities (25.5%)		4,476,321

Net Assets (100%)		$17,557,494

*	Non-income producing.

Investments in companies which were affiliates for the period ended September 30, 2009, were as follows:

Securities	Market Value May 27, 2009*	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Small Company Index Portfolio	$—	$97,000	$97,000	$—	$—	$9,116

*	The Portfolio commenced operations on May 27, 2009.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	68	December-09	$4,159,092	$4,100,400	$(58,692)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$1,783,471	$—	$—	$1,783,471
Consumer Staples	440,145	—	—	440,145
Energy	633,179	—	—	633,179
Financials	2,630,165	—	—	2,630,165
Health Care	1,872,721	—	—	1,872,721
Industrials	2,039,851	—	—	2,039,851
Information Technology	2,530,532	—	—	2,530,532
Materials	571,920	—	—	571,920
Telecommunication Services	155,315	—	—	155,315
Utilities	420,125	—	—	420,125
Investment Companies
Exchange Traded Funds (ETFs)	1,566	—	—	1,566
Investment Companies	2,183	—	—	2,183

Total Asset	$13,081,173	$—	$—	$13,081,173

Liability:
Futures	$(58,692)	$—	$—	$(58,692)

Total Liability	$(58,692)	$—	$—	$(58,692)

Total	$13,022,481	$—	$—	$13,022,481

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,746,193
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$160,032

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$613,740
Aggregate gross unrealized depreciation	(128,234)

Net unrealized appreciation	$485,506

Federal income tax cost of investments	$12,595,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.0%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.	38,625	$273,465
ArvinMeritor, Inc.	42,475	332,154
China Automotive Systems, Inc.*	14,950	138,885
Cooper Tire & Rubber Co.	34,488	606,299
Dana Holding Corp.*	57,385	390,792
Dorman Products, Inc.*	7,175	107,768
Drew Industries, Inc.*	11,550	250,519
Exide Technologies, Inc.*	43,601	347,500
Fuel Systems Solutions, Inc.*	11,591	417,160
Modine Manufacturing Co.	14,254	132,135
Raser Technologies, Inc.*	20,191	30,892
Spartan Motors, Inc.	19,169	98,529
Standard Motor Products, Inc.	11,919	181,169
Superior Industries International, Inc.	9,584	136,093
Tenneco, Inc.*	33,013	430,490
Wonder Auto Technology, Inc.*	13,803	165,636

		4,039,486

Automobiles (0.0%)
Winnebago Industries, Inc.*	11,304	166,282

Distributors (0.1%)
Audiovox Corp., Class A*	14,499	99,318
Core-Mark Holding Co., Inc.*	5,653	161,676

		260,994

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	10,403	361,400
Bridgepoint Education, Inc.*	7,946	121,256
Capella Education Co.*	7,905	532,323
ChinaCast Education Corp.*	18,759	136,378
Coinstar, Inc.*	17,694	583,548
Corinthian Colleges, Inc.*	47,349	878,797
CPI Corp.	7,741	96,530
Grand Canyon Education, Inc.*	9,052	161,397
Jackson Hewitt Tax Service, Inc.	12,124	61,832
K12, Inc.*	13,516	222,744
Learning Tree International, Inc.*	15,672	178,504
Lincoln Educational Services Corp.*	7,987	182,743
Mac-Gray Corp.*	9,953	107,293
Matthews International Corp., Class A	16,261	575,314
Pre-Paid Legal Services, Inc.*	3,153	160,172
Princeton Review, Inc.*	32,611	136,966
Regis Corp.	32,768	507,904
Sotheby’s, Inc.	37,429	644,902
Steiner Leisure Ltd.*	7,618	272,420
Stewart Enterprises, Inc., Class A	40,673	212,720
Universal Technical Institute, Inc.*	12,135	239,060

		6,374,203

Hotels, Restaurants & Leisure (2.4%)
AFC Enterprises, Inc.*	18,309	154,162
Ambassadors Group, Inc.	11,816	184,920
Ameristar Casinos, Inc.	13,639	215,224
Bally Technologies, Inc.*	32,030	1,228,991
BJ’s Restaurants, Inc.*	7,946	119,111
Bob Evans Farms, Inc.	16,670	484,430
Buffalo Wild Wings, Inc.*	10,240	426,086
California Pizza Kitchen, Inc.*	8,798	137,425
CEC Entertainment, Inc.*	11,396	294,701
Cheesecake Factory, Inc.*	34,979	647,811
Churchill Downs, Inc.	4,177	$160,815
CKE Restaurants, Inc.	24,535	257,372
Cracker Barrel Old Country Store, Inc.	12,738	438,187
Denny’s Corp.*	66,396	176,613
DineEquity, Inc.	10,199	252,425
Domino’s Pizza, Inc.*	19,087	168,729
Einstein Noah Restaurant Group, Inc.*	491	5,912
Gaylord Entertainment Co.*	24,084	484,088
Great Wolf Resorts, Inc.*	737	2,631
Interval Leisure Group, Inc.*	22,650	282,672
Jack in the Box, Inc.*	33,751	691,558
Krispy Kreme Doughnuts, Inc.*	43,376	154,852
Landry’s Restaurants, Inc.*	12,124	127,302
Life Time Fitness, Inc.*	23,060	646,833
Marcus Corp.	15,196	194,357
Morgans Hotel Group Co.*	24,698	133,863
O’Charleys, Inc.*	22,773	213,383
Orient-Express Hotels Ltd., Class A	43,991	506,337
P.F. Chang’s China Bistro, Inc.*	14,090	478,637
Papa John’s International, Inc.*	10,649	261,646
Peet’s Coffee & Tea, Inc.*	7,782	219,686
Pinnacle Entertainment, Inc.*	34,050	346,970
Red Robin Gourmet Burgers, Inc.*	9,134	186,516
Ruby Tuesday, Inc.*	29,982	252,449
Ruth’s Hospitality Group, Inc.*	983	4,148
Shuffle Master, Inc.*	37,219	350,603
Sonic Corp.*	31,252	345,647
Speedway Motorsports, Inc.	12,546	180,537
Steak n Shake Co.*	18,391	216,462
Texas Roadhouse, Inc., Class A*	24,002	254,901
Town Sports International Holdings, Inc.*	1,761	4,420
Vail Resorts, Inc.*	16,506	553,611

		12,447,023

Household Durables (1.3%)
American Greetings Corp., Class A	26,603	593,247
Blyth, Inc.	4,096	158,638
Brookfield Homes Corp.*	7,372	49,245
Cavco Industries, Inc.*	4,300	152,650
CSS Industries, Inc.	6,717	132,795
Ethan Allen Interiors, Inc.	13,552	223,608
Furniture Brands International, Inc.*	41,902	231,718
Helen of Troy Ltd.*	17,612	342,201
Hovnanian Enterprises, Inc., Class A*	30,965	118,906
iRobot Corp.*	13,834	170,297
La-Z-Boy, Inc.	21,381	184,946
M/I Homes, Inc.*	11,182	151,963
Meritage Homes Corp.*	17,981	365,014
National Presto Industries, Inc.	2,048	177,172
Ryland Group, Inc.	24,236	510,653
Sealy Corp.*	40,960	131,072
Skyline Corp.	9,950	224,472
Standard Pacific Corp.*	57,835	213,411
Tempur-Pedic International, Inc.*	40,168	760,782
Tupperware Brands Corp.	35,840	1,430,733
Universal Electronics, Inc.*	6,881	140,510

		6,464,033

Internet & Catalog Retail (0.5%)
1-800-FLOWERS.COM, Inc., Class A*	48,128	166,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Nile, Inc.*	6,512	$404,525
Drugstore.Com, Inc.*	56,612	137,567
Gaiam, Inc., Class A*	18,636	130,079
HSN, Inc.*	22,732	370,077
NutriSystem, Inc.	17,321	264,318
Orbitz Worldwide, Inc.*	18,759	115,931
Overstock.com, Inc.*	11,468	168,236
PetMed Express, Inc.	11,141	210,008
Shutterfly, Inc.*	13,393	222,726
Stamps.com, Inc.*	7,495	69,329
Ticketmaster Entertainment, Inc.*	21,544	251,849

		2,510,687

Leisure Equipment & Products (0.8%)
Brunswick Corp.	51,282	614,358
Callaway Golf Co.	31,907	242,812
Eastman Kodak Co.	153,559	734,012
JAKKS Pacific, Inc.*	13,312	190,628
Leapfrog Enterprises, Inc.*	60,825	249,991
Marine Products Corp.	31,088	171,917
Polaris Industries, Inc.	18,309	746,641
Pool Corp.	25,722	571,543
RC2 Corp.*	9,953	141,830
Smith & Wesson Holding Corp.*	30,515	159,594
Steinway Musical Instruments*	14,254	169,195
Sturm Ruger & Co., Inc.	10,895	140,981

		4,133,502

Media (0.9%)
Arbitron, Inc.	15,387	319,434
Ascent Media Corp., Class A*	8,069	206,566
Belo Corp., Class A	44,687	241,757
Cinemark Holdings, Inc.	18,472	191,370
CKX, Inc.*	30,572	205,138
Crown Media Holdings, Inc., Class A*	60,538	94,439
Dolan Media Co.*	14,581	174,826
Global Sources Ltd.*	18,041	123,942
Harte-Hanks, Inc.	23,019	318,353
Knology, Inc.*	23,306	227,233
LIN TV Corp., Class A*	2,211	10,458
Live Nation, Inc.*	43,178	353,628
Martha Stewart Living Omnimedia, Inc., Class A*	20,234	126,665
Mediacom Communications Corp., Class A*	30,439	175,328
National CineMedia, Inc.	23,402	397,132
Playboy Enterprises, Inc., Class B*	983	2,969
Primedia, Inc.	2,498	6,295
RCN Corp.*	30,023	279,214
Rentrak Corp.*	7,823	139,719
Scholastic Corp.	13,680	332,971
Valassis Communications, Inc.*	27,566	492,880
Value Line, Inc.	6,540	201,890
World Wrestling Entertainment, Inc., Class A	12,288	172,155

		4,794,362

Multiline Retail (0.3%)
99 Cents Only Stores*	25,231	339,357
Dillard’s, Inc., Class A	33,177	467,795
Fred’s, Inc., Class A	21,475	273,377
Saks, Inc.*	68,034	463,992
Tuesday Morning Corp.*	2,211	9,198

		1,553,719

Specialty Retail (3.4%)
America’s Car-Mart, Inc.*	9,379	224,627
AnnTaylor Stores Corp.*	33,546	$533,046
Asbury Automotive Group, Inc.*	18,718	237,344
bebe Stores, Inc.	20,831	153,316
Big 5 Sporting Goods Corp.	19,025	287,278
Borders Group, Inc.*	52,019	161,779
Brown Shoe Co., Inc.	24,657	197,749
Buckle, Inc.	14,581	497,795
Build-A-Bear Workshop, Inc.*	17,612	85,770
Cabela’s, Inc.*	21,135	281,941
Cato Corp., Class A	14,417	292,521
Charlotte Russe Holding, Inc.*	8,314	145,495
Charming Shoppes, Inc.*	66,027	324,193
Children’s Place Retail Stores, Inc.*	13,395	401,314
Christopher & Banks Corp.	24,049	162,812
Citi Trends, Inc.*	9,461	269,355
Coldwater Creek, Inc.*	50,876	417,183
Collective Brands, Inc.*	36,700	636,011
Conn’s, Inc.*	9,400	106,126
Dress Barn, Inc.*	24,207	434,032
DSW, Inc., Class A*	12,861	205,390
Finish Line, Inc., Class A	25,172	255,748
Genesco, Inc.*	8,683	209,000
Group 1 Automotive, Inc.	12,110	325,154
Gymboree Corp.*	16,465	796,577
Haverty Furniture Cos., Inc.*	10,526	124,312
hhgregg, Inc.*	9,625	163,048
Hibbett Sports, Inc.*	14,745	268,801
HOT Topic, Inc.*	23,511	176,097
J. Crew Group, Inc.*	28,794	1,031,401
Jo-Ann Stores, Inc.*	14,022	376,210
JoS. A. Bank Clothiers, Inc.*	9,625	430,911
Kirkland’s, Inc.*	13,680	194,940
Lithia Motors, Inc., Class A	491	7,655
Lumber Liquidators, Inc.*	8,724	189,224
Men’s Wearhouse, Inc.	27,737	685,104
Monro Muffler Brake, Inc.	8,847	281,246
New York & Co., Inc.*	39,362	201,533
OfficeMax, Inc.*	43,663	549,281
Pacific Sunwear of California, Inc.*	39,895	205,459
PEP Boys-Manny, Moe & Jack	24,453	238,906
Pier 1 Imports, Inc.*	68,444	264,878
Rent-A-Center, Inc.*	38,907	734,564
REX Stores Corp.*	8,134	88,661
Sally Beauty Holdings, Inc.*	55,009	391,114
Shoe Carnival, Inc.*	10,567	162,943
Sonic Automotive, Inc., Class A	13,475	141,487
Stage Stores, Inc.	21,745	281,815
Stein Mart, Inc.*	15,810	200,945
Systemax, Inc.*	9,175	111,293
Talbots, Inc.	18,841	173,902
Tractor Supply Co.*	19,415	940,074
Tween Brands, Inc.*	11,837	99,312
Ulta Salon Cosmetics & Fragrance, Inc.*	16,514	272,646
Wet Seal, Inc., Class A*	53,658	202,827
Zale Corp.*	11,845	84,692
Zumiez, Inc.*	13,721	225,162

		17,141,999

Textiles, Apparel & Luxury Goods (2.2%)
American Apparel, Inc.*	22,937	80,509
Carter’s, Inc.*	33,503	894,530
Cherokee, Inc.	6,021	144,323
Columbia Sportswear Co.	5,816	239,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Crocs, Inc.*	47,636	$316,779
Deckers Outdoor Corp.*	7,249	615,078
FGX International Holdings Ltd.*	9,748	135,985
Fossil, Inc.*	26,050	741,123
Fuqi International, Inc.*	10,444	305,800
G-III Apparel Group Ltd.*	9,379	132,713
Iconix Brand Group, Inc.*	40,939	510,509
Jones Apparel Group, Inc.	48,906	876,885
K-Swiss, Inc., Class A	16,670	146,529
Liz Claiborne, Inc.	54,435	268,365
Lululemon Athletica, Inc.*	23,265	529,279
Maidenform Brands, Inc.*	10,280	165,097
Movado Group, Inc.	14,619	212,414
Oxford Industries, Inc.	5,693	112,152
Perry Ellis International, Inc.*	4,382	70,287
Quiksilver, Inc.*	73,687	202,639
Skechers U.S.A., Inc., Class A*	18,841	322,935
Steven Madden Ltd.*	9,830	361,842
Timberland Co., Class A*	24,944	347,220
True Religion Apparel, Inc.*	14,540	377,022
Under Armour, Inc., Class A*	18,326	510,013
UniFirst Corp.	7,905	351,377
Volcom, Inc.*	16,097	265,279
Warnaco Group, Inc.*	25,313	1,110,228
Wolverine World Wide, Inc.	27,660	687,074

		11,033,373

Total Consumer Discretionary		70,919,663

Consumer Staples (3.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	7,536	279,435
Coca-Cola Bottling Co. Consolidated	2,129	103,107
Heckmann Corp.*	45,793	209,732

		592,274

Food & Staples Retailing (0.8%)
Andersons, Inc.	8,724	307,085
Arden Group, Inc., Class A	985	117,707
Casey’s General Stores, Inc.	29,112	913,535
Great Atlantic & Pacific Tea Co., Inc.*	22,704	202,293
Ingles Markets, Inc., Class A	8,765	138,750
Nash Finch Co.	5,509	150,616
Pantry, Inc.*	10,035	157,349
Pricesmart, Inc.	5,898	110,587
Ruddick Corp.	22,638	602,624
Spartan Stores, Inc.	10,280	145,256
Susser Holdings Corp.*	9,256	116,348
United Natural Foods, Inc.*	25,272	604,506
Village Super Market, Inc., Class A	2,621	77,241
Weis Markets, Inc.	4,814	153,807
Winn-Dixie Stores, Inc.*	31,866	418,082

		4,215,786

Food Products (1.4%)
AgFeed Industries, Inc.*	12,738	68,021
Alico, Inc.	3,974	116,796
American Dairy, Inc.*	5,652	160,121
American Italian Pasta Co., Class A*	12,001	326,187
B&G Foods, Inc., Class A	24,823	203,300
Calavo Growers, Inc.	9,830	186,573
Cal-Maine Foods, Inc.	7,208	192,958
Chiquita Brands International, Inc.*	25,530	412,565
Darling International, Inc.*	41,533	305,268
Diamond Foods, Inc.	8,683	275,425
Farmer Bros Co.	5,735	118,714
Fresh Del Monte Produce, Inc.*	23,306	$526,949
Griffin Land & Nurseries, Inc.	4,968	158,976
Hain Celestial Group, Inc.*	23,470	449,920
HQ Sustainable Maritime Industries, Inc.*	532	4,682
J&J Snack Foods Corp.	7,127	307,815
Lancaster Colony Corp.	11,223	575,403
Lance, Inc.	15,810	408,214
Lifeway Foods, Inc.*	10,555	115,999
Sanderson Farms, Inc.	10,567	397,742
Smart Balance, Inc.*	36,905	226,597
Synutra International, Inc.*	14,909	204,402
Tootsie Roll Industries, Inc.	12,165	289,284
TreeHouse Foods, Inc.*	17,360	619,231
Zhongpin, Inc.*	19,333	284,582

		6,935,724

Household Products (0.1%)
Central Garden & Pet Co., Class A*	37,707	412,138
WD-40 Co.	7,413	210,529

		622,667

Personal Products (0.7%)
American Oriental Bioengineering, Inc.*	25,641	124,615
Bare Escentuals, Inc.*	37,888	450,488
Chattem, Inc.*	11,141	739,874
China Sky One Medical, Inc.*	5,980	78,876
China-Biotics, Inc.*	12,206	195,296
Inter Parfums, Inc.	27,708	338,315
Mannatech, Inc.	9,502	36,393
Medifast, Inc.*	9,420	204,603
Nu Skin Enterprises, Inc., Class A	28,443	527,049
Prestige Brands Holdings, Inc.*	30,146	212,228
Revlon, Inc., Class A*	24,412	118,642
Schiff Nutrition International, Inc.	36,249	188,857
USANA Health Sciences, Inc.*	4,382	149,470

		3,364,706

Tobacco (0.2%)
Alliance One International, Inc.*	46,366	207,720
Star Scientific, Inc.*	41,943	39,007
Universal Corp.	13,647	570,717
Vector Group Ltd.	27,311	425,498

		1,242,942

Total Consumer Staples		16,974,099

Energy (4.8%)
Energy Equipment & Services (1.8%)
Basic Energy Services, Inc.*	21,504	182,569
Bolt Technology Corp.*	573	7,203
Bristow Group, Inc.*	16,670	494,932
Cal Dive International, Inc.*	24,002	237,380
CARBO Ceramics, Inc.	11,419	588,649
Complete Production Services, Inc.*	33,578	379,431
Dawson Geophysical Co.*	4,997	136,818
Dril-Quip, Inc.*	18,214	904,143
ENGlobal Corp.*	24,289	100,071
Global Industries Ltd.*	57,098	542,431
Gulf Island Fabrication, Inc.	12,410	232,563
GulfMark Offshore, Inc.*	11,755	384,859
Hercules Offshore, Inc.*	50,380	247,366
Hornbeck Offshore Services, Inc.*	13,516	372,501
ION Geophysical Corp.*	51,200	180,224
Key Energy Services, Inc.*	70,778	615,769
Lufkin Industries, Inc.	7,536	400,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Matrix Service Co.*	12,656	$137,571
NATCO Group, Inc., Class A*	10,444	462,460
Natural Gas Services Group, Inc.*	9,830	173,204
Newpark Resources, Inc.*	39,608	127,142
OYO Geospace Corp.*	4,218	108,951
Parker Drilling Co.*	62,791	342,839
PHI, Inc.*	7,741	156,987
Pioneer Drilling Co.*	29,011	212,941
RPC, Inc.	16,107	168,801
Sulphco, Inc.*	45,137	61,838
Superior Well Services, Inc.*	26,378	255,339
TETRA Technologies, Inc.*	43,089	417,532
Union Drilling, Inc.*	17,162	131,118
Willbros Group, Inc.*	18,882	287,573

		9,051,969

Oil, Gas & Consumable Fuels (3.0%)
Alon USA Energy, Inc.	14,213	141,135
Apco Oil and Gas International, Inc.	10,127	232,111
Approach Resources, Inc.*	4,423	40,161
Arena Resources, Inc.*	21,790	773,545
Atlas Energy, Inc.	20,330	550,333
ATP Oil & Gas Corp.*	16,424	293,825
Berry Petroleum Co., Class A	24,739	662,510
Bill Barrett Corp.*	20,383	668,359
BPZ Resources, Inc.*	44,195	332,346
Brigham Exploration Co.*	59,474	540,024
Carrizo Oil & Gas, Inc.*	16,097	394,216
Clayton Williams Energy, Inc.*	4,464	134,456
Clean Energy Fuels Corp.*	17,981	259,106
Contango Oil & Gas Co.*	6,471	330,409
Crosstex Energy, Inc.	15,339	80,990
CVR Energy, Inc.*	25,664	319,260
Delek U.S. Holdings, Inc.	15,974	136,897
Delta Petroleum Corp.*	70,123	122,715
DHT Maritime, Inc.	28,467	107,036
Endeavour International Corp.*	143,565	173,714
Evergreen Energy, Inc.*	142,254	88,197
General Maritime Corp.	22,754	176,116
GeoResources, Inc.*	6,881	76,035
GMX Resources, Inc.*	11,884	186,698
Golar LNG Ltd.	18,513	204,754
Goodrich Petroleum Corp.*	14,008	361,546
Gran Tierra Energy, Inc.*	123,003	511,692
Gulfport Energy Corp.*	24,535	214,436
Harvest Natural Resources, Inc.*	21,831	111,993
International Coal Group, Inc.*	70,738	285,074
James River Coal Co.*	13,352	255,157
Knightsbridge Tankers Ltd.	9,830	128,183
McMoRan Exploration Co.*	43,581	329,037
Nordic American Tanker Shipping Ltd.	23,019	680,902
Northern Oil and Gas, Inc.*	28,180	236,712
Oilsands Quest, Inc.*	183,378	207,217
Panhandle Oil and Gas, Inc., Class A	4,834	103,254
Parallel Petroleum Corp.*	21,176	67,128
Patriot Coal Corp.*	36,577	430,145
Penn Virginia Corp.	24,125	552,704
Petroleum Development Corp.*	13,639	254,504
PetroQuest Energy, Inc.*	29,491	191,397
PrimeEnergy Corp.*	2,968	85,122
Rex Energy Corp.*	19,210	160,403
Rosetta Resources, Inc.*	28,578	419,811
Ship Finance International Ltd.	21,995	270,319
Stone Energy Corp.*	20,349	$331,892
Swift Energy Co.*	21,381	506,302
Teekay Tankers Ltd., Class A	4,423	36,932
Toreador Resources Corp.*	12,124	121,119
USEC, Inc.*	57,016	267,405
VAALCO Energy, Inc.*	25,892	119,103
Venoco, Inc.*	14,854	170,970
W&T Offshore, Inc.	19,456	227,830
World Fuel Services Corp.	16,752	805,269

		15,468,506

Total Energy		24,520,475

Financials (19.4%)
Capital Markets (2.4%)
Allied Capital Corp.	102,318	314,116
American Capital Ltd.	160,686	519,016
Apollo Investment Corp.	93,085	888,962
Ares Capital Corp.	50,735	559,100
BGC Partners, Inc., Class A	35,307	151,114
BlackRock Kelso Capital Corp.	24,617	182,658
Broadpoint Gleacher Securities, Inc.*	24,248	202,228
Calamos Asset Management, Inc., Class A	9,379	122,490
Capital Southwest Corp.	1,310	100,543
Cohen & Steers, Inc.	15,626	375,024
Diamond Hill Investment Group, Inc.*	1,187	68,810
Duff & Phelps Corp., Class A	7,662	146,804
E*TRADE Financial Corp.*	613,315	1,073,301
Evercore Partners, Inc., Class A	7,895	230,692
FBR Capital Markets Corp.*	22,568	133,828
FCStone Group, Inc.*	12,595	60,708
GAMCO Investors, Inc., Class A	3,932	179,692
GFI Group, Inc.	35,553	257,048
Gladstone Capital Corp.	10,649	95,096
Gladstone Investment Corp.	696	3,376
Harris & Harris Group, Inc.*	18,785	117,406
Hercules Technology Growth Capital, Inc.	25,281	248,259
KBW, Inc.*	19,947	642,692
Knight Capital Group, Inc., Class A*	53,985	1,174,174
Kohlberg Capital Corp.	468	2,822
LaBranche & Co., Inc.*	24,002	81,607
MCG Capital Corp.*	55,664	233,232
MF Global Ltd.*	55,418	402,889
MVC Capital, Inc.	15,360	134,861
NGP Capital Resources Co.	6,510	47,263
Oppenheimer Holdings, Inc., Class A	6,717	163,559
optionsXpress Holdings, Inc.	22,773	393,517
PennantPark Investment Corp.	2,203	17,866
Penson Worldwide, Inc.*	8,601	83,774
Piper Jaffray Cos., Inc.*	11,509	549,210
Prospect Capital Corp.	27,621	295,821
Pzena Investment Management, Inc., Class A*	25,067	204,797
Riskmetrics Group, Inc.*	12,107	177,004
Safeguard Scientifics, Inc.*	9,338	102,438
Sanders Morris Harris Group, Inc.	21,504	127,089
Stifel Financial Corp.*	15,471	849,358
SWS Group, Inc.	11,837	170,453
Thomas Weisel Partners Group, Inc.*	983	5,249
TradeStation Group, Inc.*	16,962	138,240
U.S. Global Investors, Inc., Class A	778	9,593
Virtus Investment Partners, Inc.*	2,164	33,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Westwood Holdings Group, Inc.	2,703	$93,794

		12,165,353

Commercial Banks (5.5%)
1st Source Corp.	6,326	103,114
Ameris Bancorp	3,607	25,787
Ames National Corp.	5,446	131,303
Arrow Financial Corp.	4,556	124,325
BancFirst Corp.	3,973	146,723
Banco Latinoamericano de Comercio Exterior S.A., Class E	15,319	217,836
Bank of Kentucky Financial Corp.	5,038	106,604
Bank of Marin Bancorp/California	4,587	143,711
Bank of the Ozarks, Inc.	6,881	182,553
Banner Corp.	7,168	19,569
Boston Private Financial Holdings, Inc.	38,475	250,472
Bridge Bancorp, Inc.	4,669	113,597
Bryn Mawr Bank Corp.	4,287	74,894
Camden National Corp.	6,643	219,485
Capital City Bank Group, Inc.	10,280	145,976
Cardinal Financial Corp.	13,557	111,574
Cathay General Bancorp	26,583	215,056
Centerstate Banks, Inc.	6,585	51,956
Central Pacific Financial Corp.	24,862	62,652
Chemical Financial Corp.	13,681	298,109
Citizens & Northern Corp.	5,898	87,231
Citizens Holding Co.	4,218	111,608
Citizens Republic Bancorp, Inc.*	75,086	57,065
City Holding Co.	8,970	267,396
CoBiz Financial, Inc.	10,199	50,791
Columbia Banking System, Inc.	15,155	250,815
Community Bank System, Inc.	15,892	290,347
Community Trust Bancorp, Inc.	8,314	217,577
CVB Financial Corp.	48,727	369,838
East West Bancorp, Inc.	52,633	436,854
Enterprise Financial Services Corp.	7,905	73,121
F.N.B. Corp./Pennsylvania	65,430	465,207
Farmers Capital Bank Corp.	3,973	71,037
Financial Institutions, Inc.	8,418	83,927
First Bancorp, Inc./Maine	81	1,507
First Bancorp/North Carolina	15,013	270,985
First Bancorp/Puerto Rico	34,611	105,564
First Busey Corp.	3,194	15,012
First Commonwealth Financial Corp.	47,289	268,602
First Community Bancshares, Inc./Virginia	9,953	125,607
First Financial Bancorp	21,544	259,605
First Financial Bankshares, Inc.	11,868	586,991
First Financial Corp./Indiana	6,307	193,246
First Merchants Corp.	8,458	58,952
First Midwest Bancorp, Inc./Illinois	26,992	304,200
First of Long Island Corp.	5,079	135,051
First South Bancorp, Inc./North Carolina	1,313	15,100
FirstMerit Corp.	47,102	896,351
German American Bancorp, Inc.	8,232	127,678
Glacier Bancorp, Inc.	32,616	487,283
Great Southern Bancorp, Inc.	6,430	152,455
Guaranty Bancorp*	21,463	31,765
Hampton Roads Bankshares, Inc.	16,629	47,892
Hancock Holding Co.	13,834	519,743
Heartland Financial USA, Inc.	14,683	216,574
Home Bancshares, Inc./Arkansas	5,333	116,899
IBERIABANK Corp.	11,796	$537,426
Independent Bank Corp./Massachusetts	12,124	268,304
International Bancshares Corp.	28,381	462,894
Investors Bancorp, Inc.*	22,962	243,627
Lakeland Bancorp, Inc.	14,172	106,290
Lakeland Financial Corp.	7,823	161,545
MainSource Financial Group, Inc.	22,609	153,741
MB Financial, Inc.	22,081	463,039
Metro Bancorp, Inc.*	7,403	90,095
Nara Bancorp, Inc.	9,175	63,766
National Bankshares, Inc./Virginia	4,956	126,130
National Penn Bancshares, Inc.	44,184	269,964
NBT Bancorp, Inc.	18,410	414,961
Northfield Bancorp, Inc./New Jersey	7,741	99,085
Old National Bancorp/Indiana	36,831	412,507
Old Second Bancorp, Inc.	7,741	44,356
Oriental Financial Group, Inc.	15,305	194,373
Orrstown Financial Services, Inc.	3,235	125,000
Pacific Capital Bancorp N.A.	24,512	35,297
Pacific Continental Corp.	286	3,012
PacWest Bancorp	15,828	301,523
Park National Corp.	6,256	364,975
Peapack Gladstone Financial Corp.	8,603	138,164
Peoples Bancorp, Inc./Ohio	5,980	78,039
Pinnacle Financial Partners, Inc.*	18,923	240,511
Premierwest Bancorp	2,107	5,710
PrivateBancorp, Inc.	17,530	428,784
Prosperity Bancshares, Inc.	26,386	917,969
Renasant Corp.	10,199	151,455
Republic Bancorp, Inc./Kentucky, Class A	7,400	147,704
S&T Bancorp, Inc.	12,435	161,158
Sandy Spring Bancorp, Inc.	8,040	130,891
SCBT Financial Corp.	6,266	176,075
Shore Bancshares, Inc.	4,845	81,057
Sierra Bancorp	5,734	68,865
Signature Bank/New York*	22,856	662,824
Simmons First National Corp., Class A	6,799	195,879
Smithtown Bancorp, Inc.	8,110	93,589
South Financial Group, Inc.	91,996	135,234
Southside Bancshares, Inc.	8,011	180,408
Southwest Bancorp, Inc./Oklahoma	9,093	127,666
State Bancorp, Inc./New York	3,604	30,454
StellarOne Corp.	10,125	149,344
Sterling Bancorp/New York	12,804	92,445
Sterling Bancshares, Inc./Texas	38,835	283,884
Suffolk Bancorp	5,038	149,175
Sun Bancorp, Inc./New Jersey*	15,539	82,046
Susquehanna Bancshares, Inc.	47,814	281,624
SVB Financial Group*	18,882	817,024
SY Bancorp, Inc.	7,454	172,113
Texas Capital Bancshares, Inc.*	20,377	343,149
Tompkins Financial Corp.	4,710	205,827
TowneBank/Virginia	9,748	124,287
Trico Bancshares	6,184	101,418
Trustmark Corp.	32,835	625,507
UCBH Holdings, Inc.	98,631	78,905
UMB Financial Corp.	17,855	722,056
Umpqua Holdings Corp.	50,224	532,374
Union Bankshares Corp./Virginia	5,898	73,430
United Bankshares, Inc.	21,053	412,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Banks, Inc./Georgia*	26,537	$132,685
Univest Corp. of Pennsylvania	9,314	201,834
Washington Trust Bancorp, Inc.	6,840	119,837
Webster Financial Corp.	38,549	480,706
WesBanco, Inc.	14,782	228,530
West Bancorp, Inc.	14,586	72,347
Westamerica Bancorp	16,666	866,632
Western Alliance Bancorp*	39,731	250,703
Wilshire Bancorp, Inc.	23,961	175,874
Wintrust Financial Corp.	13,778	385,233
Yadkin Valley Financial Corp.	4,833	22,570

		27,793,505

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	29,409	164,690
Cash America International, Inc.	16,634	501,681
CompuCredit Holdings Corp.*	21,504	101,284
Credit Acceptance Corp.*	4,607	148,299
Dollar Financial Corp.*	13,475	215,869
EZCORP, Inc., Class A*	25,804	352,483
First Cash Financial Services, Inc.*	13,152	225,294
First Marblehead Corp.*	58,490	128,678
Nelnet, Inc., Class A*	18,472	229,792
World Acceptance Corp.*	9,789	246,781

		2,314,851

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*	14,458	104,821
Compass Diversified Holdings	9,502	99,486
Encore Capital Group, Inc.*	13,885	186,753
Fifth Street Finance Corp.	18,841	205,932
Financial Federal Corp.	12,410	306,279
MarketAxess Holdings, Inc.*	18,268	220,129
Medallion Financial Corp.	8,970	74,989
NewStar Financial, Inc.*	10,362	34,091
PHH Corp.*	30,105	597,283
PICO Holdings, Inc.*	10,673	355,945
Portfolio Recovery Associates, Inc.*	8,314	376,874
Primus Guaranty Ltd.*	18,145	77,479
Resource America, Inc., Class A	2,211	10,635

		2,650,696

Insurance (3.2%)
Ambac Financial Group, Inc.	244,501	410,762
American Equity Investment Life Holding Co.	30,457	213,808
American Physicians Capital, Inc.	5,625	162,056
American Physicians Service Group, Inc.	5,939	136,835
American Safety Insurance Holdings Ltd.*	6,594	104,185
AMERISAFE, Inc.*	10,813	186,524
Amtrust Financial Services, Inc.	15,260	174,117
Argo Group International Holdings Ltd.*	16,504	555,855
Assured Guaranty Ltd.	59,920	1,163,646
Baldwin & Lyons, Inc., Class B	5,361	125,716
Citizens, Inc./Texas*	15,851	100,495
CNA Surety Corp.*	9,011	145,978
Conseco, Inc.*	105,799	556,503
Crawford & Co., Class B*	20,371	89,836
Delphi Financial Group, Inc., Class A	23,740	537,236
Donegal Group, Inc., Class A	5,604	86,526
eHealth, Inc.*	11,155	161,971
Employers Holdings, Inc.	24,039	$372,124
Enstar Group, Ltd.*	3,112	193,784
Flagstone Reinsurance Holdings Ltd.	22,405	252,728
FPIC Insurance Group, Inc.*	4,454	149,432
Greenlight Capital Reinsurance Ltd., Class A*	16,547	311,084
Harleysville Group, Inc.	6,922	219,081
Hilltop Holdings, Inc.*	25,886	317,362
Horace Mann Educators Corp.	19,783	276,369
Independence Holding Co.	11,664	68,584
Infinity Property & Casualty Corp.	6,903	293,239
Kansas City Life Insurance Co.	4,831	150,437
Maiden Holdings Ltd.	26,419	192,066
Max Capital Group Ltd.	32,450	693,457
Meadowbrook Insurance Group, Inc.	29,818	220,653
Montpelier Reinsurance Holdings Ltd.	50,217	819,541
National Financial Partners Corp.*	34,893	304,267
National Interstate Corp.	8,069	141,208
National Western Life Insurance Co., Class A	884	155,566
Navigators Group, Inc.*	7,557	415,635
NYMAGIC, Inc.	4,163	71,853
Phoenix Cos., Inc.*	43,253	140,572
Platinum Underwriters Holdings Ltd.	30,720	1,101,005
PMA Capital Corp., Class A*	17,471	99,410
Presidential Life Corp.	9,419	97,581
ProAssurance Corp.*	18,417	961,183
RLI Corp.	10,022	528,961
Safety Insurance Group, Inc.	7,905	260,233
SeaBright Insurance Holdings, Inc.*	10,690	122,080
Selective Insurance Group, Inc.	31,088	489,014
State Auto Financial Corp.	7,196	129,024
Stewart Information Services Corp.	7,413	91,699
Tower Group, Inc.	24,053	586,653
United America Indemnity Ltd., Class A*	20,343	150,335
United Fire & Casualty Co.	12,656	226,542
Universal Insurance Holdings, Inc.	25,804	129,794
Zenith National Insurance Corp.	19,974	617,197

		16,261,802

Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	19,879	299,577
Agree Realty Corp. (REIT)	778	17,840
Alexander’s, Inc. (REIT)	1,105	326,947
American Campus Communities, Inc. (REIT)	30,534	819,838
American Capital Agency Corp. (REIT)	8,806	250,531
Anthracite Capital, Inc. (REIT)*	66,764	70,102
Anworth Mortgage Asset Corp. (REIT)	53,289	419,917
Ashford Hospitality Trust, Inc. (REIT)*	38,576	133,473
Associated Estates Realty Corp. (REIT)	10,076	96,931
BioMed Realty Trust, Inc. (REIT)	57,323	791,057
CapLease, Inc. (REIT)	47,145	189,994
Capstead Mortgage Corp. (REIT)	35,123	488,561
Care Investment Trust, Inc. (REIT)	7,741	59,374
CBL & Associates Properties, Inc. (REIT)	75,882	736,055
Cedar Shopping Centers, Inc. (REIT)	29,737	191,804
Colonial Properties Trust (REIT)	27,648	269,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cousins Properties, Inc. (REIT)	29,754	$246,363
DCT Industrial Trust, Inc. (REIT)	116,740	596,541
Developers Diversified Realty Corp. (REIT)	78,725	727,419
DiamondRock Hospitality Co. (REIT)*	55,262	447,622
DuPont Fabros Technology, Inc. (REIT)*	12,070	160,893
EastGroup Properties, Inc. (REIT)	13,393	511,880
Education Realty Trust, Inc. (REIT)	23,306	138,205
Entertainment Properties Trust (REIT)	18,866	644,085
Equity Lifestyle Properties, Inc. (REIT)	14,491	620,070
Equity One, Inc. (REIT)	18,096	283,564
Extra Space Storage, Inc. (REIT)	45,957	484,846
FelCor Lodging Trust, Inc. (REIT)	18,309	82,940
First Industrial Realty Trust, Inc. (REIT)	32,317	169,664
First Potomac Realty Trust (REIT)	11,386	131,622
Franklin Street Properties Corp. (REIT)	30,801	403,493
Getty Realty Corp. (REIT)	9,796	240,394
Glimcher Realty Trust (REIT)	31,498	115,598
Government Properties Income Trust (REIT)*	1,613	38,728
Gramercy Capital Corp./New York (REIT)*	15,958	38,778
Hatteras Financial Corp. (REIT)	20,725	621,336
Healthcare Realty Trust, Inc. (REIT)	34,659	732,345
Hersha Hospitality Trust (REIT)	38,953	120,754
Highwoods Properties, Inc. (REIT)	40,550	1,275,298
Home Properties, Inc. (REIT)	18,905	814,616
Inland Real Estate Corp. (REIT)	42,762	374,595
Investors Real Estate Trust (REIT)	32,985	298,184
iStar Financial, Inc. (REIT)*	57,016	173,329
Kilroy Realty Corp. (REIT)	24,657	683,985
Kite Realty Group Trust (REIT)	26,105	108,858
LaSalle Hotel Properties (REIT)	36,498	717,551
Lexington Realty Trust (REIT)	47,036	239,884
LTC Properties, Inc. (REIT)	13,271	319,035
Medical Properties Trust, Inc. (REIT)	45,178	352,840
MFA Financial, Inc. (REIT)	159,731	1,271,459
Mid-America Apartment Communities, Inc. (REIT)	15,687	707,954
Mission West Properties, Inc. (REIT)	11,987	80,673
Monmouth Real Estate Investment Corp. (REIT), Class A	9,789	68,131
National Health Investors, Inc. (REIT)	12,902	408,348
National Retail Properties, Inc. (REIT)	45,383	974,373
NorthStar Realty Finance Corp. (REIT)	42,482	149,112
Omega Healthcare Investors, Inc. (REIT)	47,022	753,292
Parkway Properties, Inc./Maryland (REIT)	17,694	348,572
Pennsylvania Real Estate Investment Trust (REIT)	25,108	191,072
Pennymac Mortgage Investment Trust (REIT)*	2,100	41,811
Post Properties, Inc. (REIT)	26,091	469,638
Potlatch Corp. (REIT)	21,169	$602,258
PS Business Parks, Inc. (REIT)	10,205	523,721
RAIT Financial Trust (REIT)	49,848	146,553
Redwood Trust, Inc. (REIT)	44,359	687,565
Resource Capital Corp. (REIT)	5,406	29,409
Saul Centers, Inc. (REIT)	4,464	143,294
Sovran Self Storage, Inc. (REIT)	12,670	385,548
Sun Communities, Inc. (REIT)	13,998	301,237
Sunstone Hotel Investors, Inc. (REIT)*	48,243	342,525
Tanger Factory Outlet Centers (REIT)	23,019	859,529
Universal Health Realty Income Trust (REIT)	6,860	223,293
Urstadt Biddle Properties, Inc. (REIT), Class A	8,601	125,489
U-Store-It Trust (REIT)	44,482	278,013
Walter Investment Management Corp. (REIT)	10,199	163,388
Washington Real Estate Investment Trust (REIT)	31,703	913,046
Winthrop Realty Trust (REIT)	15,636	152,295

		29,417,929

Real Estate Management & Development (0.2%)
Avatar Holdings, Inc.*	6,612	125,628
Consolidated-Tomoka Land Co.	6,613	253,278
Forestar Group, Inc.*	19,169	329,323
Tejon Ranch Co.*	4,628	118,847

		827,076

Thrifts & Mortgage Finance (1.4%)
Abington Bancorp, Inc.	8,765	67,841
Astoria Financial Corp.	48,947	540,375
Bank Mutual Corp.	25,927	229,195
BankFinancial Corp.	12,779	122,423
Beneficial Mutual Bancorp, Inc.*	13,496	123,218
Berkshire Hills Bancorp, Inc.	5,406	118,608
Brookline Bancorp, Inc.	33,423	324,872
Brooklyn Federal Bancorp, Inc.	5,939	72,456
Clifton Savings Bancorp, Inc.	10,629	104,164
Danvers Bancorp, Inc.	9,912	134,704
Dime Community Bancshares, Inc.	10,649	121,718
Doral Financial Corp.*	29,737	110,027
ESB Financial Corp.	8,642	115,716
ESSA Bancorp, Inc.	5,611	74,121
First Financial Holdings, Inc.	4,259	68,016
First Financial Northwest, Inc.	8,314	48,387
Flagstar Bancorp, Inc.*	22,814	23,498
Flushing Financial Corp.	11,468	130,735
Home Federal Bancorp, Inc./Idaho	7,168	81,859
Kearny Financial Corp.	11,304	117,788
Meridian Interstate Bancorp, Inc.*	7,659	65,102
MGIC Investment Corp.*	71,639	530,845
NASB Financial, Inc.	5,816	152,961
NewAlliance Bancshares, Inc.	62,359	667,241
Northwest Bancorp, Inc.	6,840	156,226
OceanFirst Financial Corp.	11,223	130,187
Ocwen Financial Corp.*	31,520	356,806
Oritani Financial Corp.	9,469	129,157
PMI Group, Inc.	49,725	211,331
Provident Financial Services, Inc.	33,180	341,422
Provident New York Bancorp	21,995	210,052
Radian Group, Inc.	46,812	495,271
Rockville Financial, Inc.	18,001	193,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Roma Financial Corp.	8,648	$107,495
TrustCo Bank Corp. NY/New York	43,459	271,619
United Financial Bancorp, Inc.	8,355	96,751
ViewPoint Financial Group	12,174	170,923
Waterstone Financial, Inc.*	14,511	73,426
Westfield Financial, Inc.	18,186	154,035
WSFS Financial Corp.	4,710	125,474

		7,369,556

Total Financials		98,800,768

Health Care (13.9%)
Biotechnology (3.9%)
Acorda Therapeutics, Inc.*	19,900	463,272
Affymax, Inc.*	7,972	190,451
Alkermes, Inc.*	51,390	472,274
Allos Therapeutics, Inc.*	28,631	207,575
Alnylam Pharmaceuticals, Inc.*	20,439	463,557
AMAG Pharmaceuticals, Inc.*	9,769	426,710
Amicus Therapeutics, Inc.*	7,577	66,299
Arena Pharmaceuticals, Inc.*	53,166	237,652
ARIAD Pharmaceuticals, Inc.*	67,993	150,945
ArQule, Inc.*	29,452	133,712
Array BioPharma, Inc.*	41,451	98,653
BioCryst Pharmaceuticals, Inc.*	12,697	104,623
Celera Corp.*	44,484	277,135
Cell Therapeutics, Inc.*	264,479	325,309
Celldex Therapeutics, Inc.*	9,052	49,696
Cepheid, Inc.*	33,341	440,768
Clinical Data, Inc.*	10,178	169,667
Cubist Pharmaceuticals, Inc.*	30,336	612,787
Cytokinetics, Inc.*	26,665	141,058
Cytori Therapeutics, Inc.*	2,580	10,191
Dyax Corp.*	40,146	144,124
Emergent Biosolutions, Inc.*	12,656	223,505
Enzon Pharmaceuticals, Inc.*	23,756	195,987
Exelixis, Inc.*	56,524	360,623
Facet Biotech Corp.*	12,001	207,497
Genomic Health, Inc.*	8,028	175,492
Geron Corp.*	49,479	324,582
GTx, Inc.*	17,735	227,008
Halozyme Therapeutics, Inc.*	33,879	240,880
Hemispherx Biopharma, Inc.*	63,365	126,730
Human Genome Sciences, Inc.#*	89,641	1,687,044
Idenix Pharmaceuticals, Inc.*	42,137	130,203
Idera Pharmaceuticals, Inc.*	16,428	121,732
Immunogen, Inc.*	29,067	235,733
Immunomedics, Inc.*	44,277	244,409
Incyte Corp.*	49,366	333,221
Insmed, Inc.*	71,557	58,677
InterMune, Inc.*	19,456	309,934
Isis Pharmaceuticals, Inc.*	52,592	766,265
Lexicon Pharmaceuticals, Inc.*	69,882	148,849
Ligand Pharmaceuticals, Inc., Class B*	49,930	115,338
MannKind Corp.*	29,940	294,909
Martek Biosciences Corp.*	18,268	412,674
Maxygen, Inc.*	23,592	157,831
Medivation, Inc.*	16,424	445,747
Metabolix, Inc.*	13,066	134,319
Micromet, Inc.*	28,221	187,952
Momenta Pharmaceuticals, Inc.*	20,152	213,813
Myriad Pharmaceuticals, Inc.*	13,967	81,847
Nabi Biopharmaceuticals*	27,220	97,720
Nanosphere, Inc.*	573	4,103
Neurocrine Biosciences, Inc.*	22,200	67,710
Novavax, Inc.*	42,776	$169,393
NPS Pharmaceuticals, Inc.*	22,978	92,372
Onyx Pharmaceuticals, Inc.*	35,266	1,056,922
Opko Health, Inc.*	83,237	189,780
Orexigen Therapeutics, Inc.*	16,097	158,555
Osiris Therapeutics, Inc.*	6,676	44,462
PDL BioPharma, Inc.	64,143	505,447
Pharmasset, Inc.*	12,001	253,701
Progenics Pharmaceuticals, Inc.*	26,181	137,188
Regeneron Pharmaceuticals, Inc.*	34,488	665,618
Repligen Corp.*	43,444	217,654
Rigel Pharmaceuticals, Inc.*	16,220	133,004
Sangamo BioSciences, Inc.*	30,366	249,305
Savient Pharmaceuticals, Inc.*	35,881	545,391
Seattle Genetics, Inc.*	44,369	622,497
SIGA Technologies, Inc.*	16,998	134,114
Spectrum Pharmaceuticals, Inc.*	21,135	142,239
StemCells, Inc.*	79,216	129,122
Synta Pharmaceuticals Corp.*	16,793	52,058
Theravance, Inc.*	28,753	420,944
Vanda Pharmaceuticals, Inc.*	15,278	177,836
ZymoGenetics, Inc.*	28,029	169,295

		19,785,689

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.*	10,158	271,727
Accuray, Inc.*	26,764	173,966
Align Technology, Inc.*	35,594	506,147
Alphatec Holdings, Inc.*	491	2,259
American Medical Systems Holdings, Inc.*	40,462	684,617
Analogic Corp.	7,454	275,947
AngioDynamics, Inc.*	12,820	176,660
ATS Medical, Inc.*	41,615	111,528
Bovie Medical Corp.*	14,131	110,928
Cantel Medical Corp.*	9,634	145,088
Conceptus, Inc.*	17,858	331,087
CONMED Corp.*	15,523	297,576
CryoLife, Inc.*	21,872	174,320
Cyberonics, Inc.*	15,646	249,397
Cynosure, Inc., Class A*	8,847	103,068
DexCom, Inc.*	23,142	183,516
Endologix, Inc.*	39,854	246,696
ev3, Inc.*	42,132	518,645
Exactech, Inc.*	12,625	198,717
Greatbatch, Inc.*	13,457	302,379
Haemonetics Corp.*	14,786	829,790
HeartWare International, Inc.*	5,242	157,208
ICU Medical, Inc.*	5,775	212,867
I-Flow Corp.*	23,429	266,856
Immucor, Inc.*	38,962	689,627
Insulet Corp.*	122	1,370
Integra LifeSciences Holdings Corp.*	9,256	316,092
Invacare Corp.	17,244	384,196
IRIS International, Inc.*	10,690	120,797
Kensey Nash Corp.*	4,956	143,476
MAKO Surgical Corp.*	13,885	121,633
Masimo Corp.*	26,437	692,649
Medical Action Industries, Inc.*	11,796	142,378
Meridian Bioscience, Inc.	22,323	558,298
Merit Medical Systems, Inc.*	13,434	232,811
Micrus Endovascular Corp.*	8,028	103,963
Natus Medical, Inc.*	16,017	247,142
Neogen Corp.*	6,348	204,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NuVasive, Inc.*	20,812	$869,109
NxStage Medical, Inc.*	24,985	167,150
OraSure Technologies, Inc.*	21,358	61,938
Orthofix International N.V.*	9,297	273,239
Orthovita, Inc.*	36,116	158,549
Palomar Medical Technologies, Inc.*	9,789	158,680
Quidel Corp.*	15,646	253,935
Rochester Medical Corp.*	9,461	113,910
RTI Biologics, Inc.*	29,525	128,434
Sirona Dental Systems, Inc.*	9,953	296,102
Somanetics Corp.*	9,458	152,463
SonoSite, Inc.*	8,765	231,922
Spectranetics Corp.*	34,611	221,857
Stereotaxis, Inc.*	31,866	142,122
STERIS Corp.	33,620	1,023,729
SurModics, Inc.*	8,929	219,653
Symmetry Medical, Inc.*	20,684	214,493
Synovis Life Technologies, Inc.*	7,415	102,327
Thoratec Corp.*	31,479	952,869
TomoTherapy, Inc.*	9,461	40,966
TranS1, Inc.*	1,187	5,709
Vascular Solutions, Inc.*	15,032	124,315
Volcano Corp.*	26,241	441,374
West Pharmaceutical Services, Inc.	18,560	753,722
Wright Medical Group, Inc.*	19,258	343,948
Young Innovations, Inc.	5,980	157,334
Zoll Medical Corp.*	9,789	210,659

		18,310,906

Health Care Providers & Services (3.3%)
Air Methods Corp.*	9,375	305,344
Alliance HealthCare Services, Inc.*	18,564	105,072
Allion Healthcare, Inc.*	327	1,913
Almost Family, Inc.*	4,792	142,562
Amedisys, Inc.*	15,217	663,918
AMERIGROUP Corp.*	30,767	682,104
AMN Healthcare Services, Inc.*	19,929	189,525
Amsurg Corp.*	15,298	324,777
Assisted Living Concepts, Inc., Class A*	3,948	81,803
Bio-Reference Labs, Inc.*	6,635	228,244
BioScrip, Inc.*	24,371	164,748
Capital Senior Living Corp.*	21,053	128,423
CardioNet, Inc.*	13,598	91,379
Catalyst Health Solutions, Inc.*	18,923	551,605
Centene Corp.*	24,117	456,776
Chemed Corp.	12,015	527,338
Chindex International, Inc.*	9,134	114,906
Clarient, Inc.*	40,140	168,989
Corvel Corp.*	5,502	156,257
Cross Country Healthcare, Inc.*	17,735	165,113
Emergency Medical Services Corp., Class A*	4,628	215,202
Emeritus Corp.*	18,458	405,153
Ensign Group, Inc.	10,076	141,366
Genoptix, Inc.*	9,625	334,757
Gentiva Health Services, Inc.*	16,629	415,891
Hanger Orthopedic Group, Inc.*	17,121	237,468
HealthSouth Corp.*	50,544	790,508
Healthspring, Inc.*	23,142	283,490
Healthways, Inc.*	18,903	289,594
HMS Holdings Corp.*	14,827	566,836
inVentiv Health, Inc.*	18,227	304,938
IPC The Hospitalist Co., Inc.*	9,216	289,843
Kindred Healthcare, Inc.*	22,351	$362,757
Landauer, Inc.	5,324	292,714
LHC Group, Inc.*	7,127	213,311
Magellan Health Services, Inc.*	21,760	675,866
MedCath Corp.*	6,942	60,881
Molina Healthcare, Inc.*	5,693	117,788
MWI Veterinary Supply, Inc.*	5,898	235,625
National Healthcare Corp.	5,345	199,315
National Research Corp.	6,995	168,789
Nighthawk Radiology Holdings, Inc.*	9,912	71,664
Odyssey HealthCare, Inc.*	14,151	176,887
Owens & Minor, Inc.#	23,633	1,069,393
PharMerica Corp.*	15,033	279,163
Providence Service Corp.*	3,727	43,457
PSS World Medical, Inc.*	34,424	751,476
Psychiatric Solutions, Inc.*	30,804	824,315
RadNet, Inc.*	1,187	3,074
RehabCare Group, Inc.*	9,420	204,320
Res-Care, Inc.*	12,083	171,699
Skilled Healthcare Group, Inc., Class A*	16,384	131,564
Sun Healthcare Group, Inc.*	23,060	199,238
Sunrise Senior Living, Inc.*	16,703	50,610
Triple-S Management Corp., Class B*	8,744	146,637
U.S. Physical Therapy, Inc.*	5,693	85,794
Universal American Corp.*	22,568	212,591
Virtual Radiologic Corp.*	1,024	13,343
WellCare Health Plans, Inc.*	24,166	595,692

		16,883,805

Health Care Technology (0.7%)
athenahealth, Inc.*	19,169	735,515
Computer Programs & Systems, Inc.	4,628	191,645
Eclipsys Corp.*	31,703	611,868
MedAssets, Inc.*	22,568	509,360
MedQuist, Inc.	24,207	153,956
Merge Healthcare, Inc.*	32,358	132,991
Omnicell, Inc.*	17,285	192,555
Phase Forward, Inc.*	24,576	345,047
Quality Systems, Inc.	13,477	829,779
Vital Images, Inc.*	10,485	131,272

		3,833,988

Life Sciences Tools & Services (0.8%)
Accelrys, Inc.*	19,292	111,894
Affymetrix, Inc.*	50,314	441,757
Albany Molecular Research, Inc.*	26,869	232,686
Bruker Corp.*	21,418	228,530
Dionex Corp.*	9,854	640,214
Enzo Biochem, Inc.*	20,837	147,526
eResearchTechnology, Inc.*	24,340	170,380
Kendle International, Inc.*	7,454	124,631
Life Sciences Research, Inc.*	4,505	35,860
Luminex Corp.*	22,921	389,657
PAREXEL International Corp.*	33,013	448,647
Sequenom, Inc.*	32,641	105,430
Varian, Inc.*	16,957	865,824

		3,943,036

Pharmaceuticals (1.6%)
Acura Pharmaceuticals, Inc.*	20,848	106,533
Adolor Corp.*	29,614	47,086
Ardea Biosciences, Inc.*	12,247	224,365
Auxilium Pharmaceuticals, Inc.*	23,633	808,485
AVANIR Pharmaceuticals, Inc., Class A*	63,365	131,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Biodel, Inc.*	6,266	$33,648
BioMimetic Therapeutics, Inc.*	14,581	178,034
BMP Sunstone Corp.*	43,008	175,043
Cadence Pharmaceuticals, Inc.*	16,465	182,103
Caraco Pharmaceutical Laboratories Ltd.*	36,085	183,673
Cypress Bioscience, Inc.*	19,251	157,281
Depomed, Inc.*	34,816	152,146
Durect Corp.*	57,210	152,751
Hi-Tech Pharmacal Co., Inc.*	8,437	189,326
Impax Laboratories, Inc.*	34,734	303,575
Inspire Pharmaceuticals, Inc.*	30,215	157,722
ISTA Pharmaceuticals, Inc.*	30,515	136,097
Javelin Pharmaceuticals, Inc.*	2,007	3,914
KV Pharmaceutical Co., Class A*	57,753	177,302
Lannett Co., Inc.*	20,643	154,410
MAP Pharmaceuticals, Inc.*	12,369	129,380
Medicines Co.*	25,313	278,696
Medicis Pharmaceutical Corp., Class A	31,375	669,856
Nektar Therapeutics*	49,234	479,539
Obagi Medical Products, Inc.*	1,187	13,769
Optimer Pharmaceuticals, Inc.*	13,434	181,762
Pain Therapeutics, Inc.*	30,131	152,463
Par Pharmaceutical Cos., Inc.*	19,865	427,296
Pozen, Inc.*	16,424	120,881
Questcor Pharmaceuticals, Inc.*	29,040	160,301
Salix Pharmaceuticals Ltd.*	24,893	529,225
Santarus, Inc.*	44,318	145,806
Sucampo Pharmaceuticals, Inc., Class A*	26,654	155,393
ViroPharma, Inc.*	38,297	368,417
Vivus, Inc.*	36,003	376,231
XenoPort, Inc.*	14,172	300,871

		8,145,179

Total Health Care		70,902,603

Industrials (15.9%)
Aerospace & Defense (1.7%)
AAR Corp.*	20,828	456,966
Aerovironment, Inc.*	6,389	179,467
American Science & Engineering, Inc.	4,423	300,941
Applied Signal Technology, Inc.	7,700	179,179
Argon ST, Inc.*	6,225	118,586
Ascent Solar Technologies, Inc.*	1,064	8,023
Ceradyne, Inc.*	15,132	277,370
Cubic Corp.	11,714	462,352
Curtiss-Wright Corp.	25,923	884,752
DigitalGlobe, Inc.*	8,437	188,736
Ducommun, Inc.	11,059	209,126
DynCorp International, Inc., Class A*	13,844	249,192
Esterline Technologies Corp.*	16,343	640,809
HEICO Corp.	12,902	559,431
Herley Industries, Inc.*	13,598	177,454
Hexcel Corp.*	55,091	630,241
Ladish Co., Inc.*	14,417	218,129
LMI Aerospace, Inc.*	12,820	128,585
Moog, Inc., Class A*	22,931	676,464
Orbital Sciences Corp.*	32,563	487,468
Stanley, Inc.*	5,120	131,686
Taser International, Inc.*	25,968	122,569
Teledyne Technologies, Inc.*	20,364	732,900
Triumph Group, Inc.	8,888	426,535

		8,446,961

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	43,540	$150,648
Atlas Air Worldwide Holdings, Inc.*	9,980	319,061
Dynamex, Inc.*	11,653	190,294
Forward Air Corp.	16,560	383,364
Hub Group, Inc., Class A*	21,217	484,808

		1,528,175

Airlines (0.8%)
AirTran Holdings, Inc.*	60,989	381,181
Alaska Air Group, Inc.*	20,643	553,026
Allegiant Travel Co.*	7,823	297,978
Hawaiian Holdings, Inc.*	37,090	306,363
JetBlue Airways Corp.*	144,711	865,372
Republic Airways Holdings, Inc.*	19,742	184,193
SkyWest, Inc.	33,505	555,513
U.S. Airways Group, Inc.*	66,764	313,791
UAL Corp.*	82,136	757,294

		4,214,711

Building Products (0.5%)
AAON, Inc.	5,509	110,621
American Woodmark Corp.	6,062	117,239
Ameron International Corp.	4,915	343,952
Apogee Enterprises, Inc.	12,443	186,894
Gibraltar Industries, Inc.	15,482	205,446
Griffon Corp.*	31,703	319,249
Insteel Industries, Inc.	8,683	103,762
NCI Building Systems, Inc.*	8,396	26,867
Quanex Building Products Corp.	20,623	296,146
Simpson Manufacturing Co., Inc.	21,381	540,084
Trex Co., Inc.*	9,338	169,952
Universal Forest Products, Inc.	9,444	372,660

		2,792,872

Commercial Services & Supplies (2.5%)
ABM Industries, Inc.	25,108	528,272
ACCO Brands Corp.*	31,334	226,232
American Ecology Corp.	6,961	130,171
American Reprographics Co.*	27,975	266,322
Amrep Corp.*	3,194	42,161
APAC Customer Services, Inc.*	27,238	160,977
ATC Technology Corp.*	11,796	233,089
Bowne & Co., Inc.	16,072	123,754
Cenveo, Inc.*	29,409	203,510
Clean Harbors, Inc.*	11,632	654,416
Consolidated Graphics, Inc.*	7,086	176,796
Courier Corp.	7,927	120,094
Deluxe Corp.	28,631	489,590
EnergySolutions, Inc.	43,229	398,571
EnerNOC, Inc.*	7,404	245,517
Ennis, Inc.	13,824	222,981
Fuel Tech, Inc.*	10,936	122,483
G&K Services, Inc., Class A	10,608	235,073
GEO Group, Inc.*	29,286	590,699
GeoEye, Inc.*	9,379	251,357
Healthcare Services Group, Inc.	24,729	454,024
Herman Miller, Inc.	31,982	540,816
HNI Corp.	23,879	563,544
ICT Group, Inc.*	6,430	67,515
Innerworkings, Inc.*	14,295	70,617
Interface, Inc., Class A	41,492	344,384
Kimball International, Inc., Class B	13,973	106,614
Knoll, Inc.	22,725	237,022
M&F Worldwide Corp.*	5,734	116,056
McGrath RentCorp.	11,949	254,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Metalico, Inc.*	9,707	$40,478
Mine Safety Appliances Co.	17,238	474,217
Mobile Mini, Inc.*	20,316	352,686
Multi-Color Corp.	7,495	115,648
Rollins, Inc.	23,864	449,836
Schawk, Inc.	18,001	210,072
Standard Register Co.	14,131	83,090
Steelcase, Inc., Class A	40,878	253,852
Sykes Enterprises, Inc.*	19,824	412,736
Team, Inc.*	10,608	179,806
Tetra Tech, Inc.#*	34,658	919,477
United Stationers, Inc.*	13,434	639,593
Viad Corp.	10,076	200,613
Waste Services, Inc.*	18,267	84,394

		12,593,310

Construction & Engineering (1.0%)
Argan, Inc.*	8,970	120,557
Comfort Systems USA, Inc.	19,537	226,434
Dycom Industries, Inc.*	23,237	285,815
EMCOR Group, Inc.*	39,731	1,005,989
Granite Construction, Inc.	17,817	551,258
Great Lakes Dredge & Dock Corp.	16,793	117,215
Insituform Technologies, Inc., Class A*	21,258	406,878
Integrated Electrical Services, Inc.*	18,552	149,344
Layne Christensen Co.*	10,567	338,672
MasTec, Inc.*	29,818	362,289
Michael Baker Corp.*	6,758	245,586
MYR Group, Inc.*	9,871	208,179
Northwest Pipe Co.*	4,830	161,950
Orion Marine Group, Inc.*	15,093	310,010
Pike Electric Corp.*	12,779	153,092
Primoris Services Corp.	18,104	130,530
Sterling Construction Co., Inc.*	8,601	154,044
Tutor Perini Corp.*	14,745	314,068

		5,241,910

Electrical Equipment (2.4%)
A. O. Smith Corp.	11,472	437,083
Acuity Brands, Inc.	24,733	796,650
Advanced Battery Technologies, Inc.*	27,934	121,234
American Superconductor Corp.*	24,125	809,152
AZZ, Inc.*	6,307	253,352
Baldor Electric Co.	26,490	724,237
Belden, Inc.	24,985	577,154
Brady Corp., Class A	27,924	801,977
Broadwind Energy, Inc.*	17,981	141,870
China BAK Battery, Inc.*	42,506	210,405
Encore Wire Corp.	10,557	235,843
Ener1, Inc.*	27,361	189,338
Energy Conversion Devices, Inc.*	25,882	299,714
EnerSys*	23,101	510,994
Evergreen Solar, Inc.*	113,285	217,507
Franklin Electric Co., Inc.	13,129	376,408
FuelCell Energy, Inc.*	39,260	167,640
Fushi Copperweld, Inc.*	19,333	163,557
GrafTech International Ltd.*	66,478	977,227
GT Solar International, Inc.*	17,530	101,849
Harbin Electric, Inc.*	12,165	205,345
II-VI, Inc.*	13,107	333,442
LaBarge, Inc.*	15,011	168,874
LSI Industries, Inc.	4,382	29,140
Microvision, Inc.*	43,704	240,809
Orion Energy Systems, Inc.*	1,474	4,614
Polypore International, Inc.*	16,916	$218,386
Powell Industries, Inc.*	2,990	114,786
Power-One, Inc.*	107,898	210,401
Preformed Line Products Co.	2,674	107,094
Regal-Beloit Corp.	19,742	902,407
SatCon Technology Corp.*	63,692	108,913
Ultralife Corp.*	19,128	115,916
Valence Technology, Inc.*	68,019	122,434
Vicor Corp.*	18,841	145,453
Woodward Governor Co.	33,739	818,508

		11,959,713

Industrial Conglomerates (0.3%)
Otter Tail Corp.	20,275	485,181
Raven Industries, Inc.	8,847	236,480
Seaboard Corp.	149	193,703
Standex International Corp.	5,611	111,266
Tredegar Corp.	16,916	245,282
United Capital Corp.*	10,199	235,801

		1,507,713

Machinery (2.9%)
3D Systems Corp.*	17,776	164,072
Actuant Corp., Class A	38,887	624,525
Alamo Group, Inc.	3,809	60,182
Albany International Corp., Class A	17,059	330,945
Altra Holdings, Inc.*	23,920	267,665
American Railcar Industries, Inc.	20,541	217,940
Astec Industries, Inc.*	9,707	247,237
Badger Meter, Inc.	8,110	313,776
Barnes Group, Inc.	28,184	481,665
Blount International, Inc.*	31,047	294,015
Briggs & Stratton Corp.	28,446	552,137
Cascade Corp.	5,324	142,364
Chart Industries, Inc.*	16,594	358,264
China Fire & Security Group, Inc.*	9,338	179,290
CIRCOR International, Inc.	9,011	254,651
CLARCOR, Inc.	29,286	918,409
Colfax Corp.*	15,974	169,804
Dynamic Materials Corp.	7,290	145,508
Energy Recovery, Inc.*	14,745	85,816
EnPro Industries, Inc.*	10,526	240,624
ESCO Technologies, Inc.*	15,402	606,839
Federal Signal Corp.	26,705	192,009
Flow International Corp.*	11,304	29,277
Force Protection, Inc.*	36,290	198,143
FreightCar America, Inc.	11,550	280,665
Gorman-Rupp Co.	5,939	147,940
Graham Corp.	8,151	126,748
Greenbrier Cos., Inc.	14,458	169,303
Hurco Cos., Inc.*	3,358	57,355
John Bean Technologies Corp.	15,769	286,523
Kadant, Inc.*	12,165	147,561
Kaydon Corp.	19,046	617,471
K-Tron International, Inc.*	2,252	214,413
L.B. Foster Co., Class A*	5,693	174,092
Lindsay Corp.	7,045	277,432
Met-Pro Corp.	6,144	59,535
Middleby Corp.*	10,370	570,454
Mueller Industries, Inc.	19,333	461,479
Mueller Water Products, Inc., Class A	60,047	329,058
NACCO Industries, Inc., Class A	4,874	292,781
Nordson Corp.	19,865	1,114,228
RBC Bearings, Inc.*	10,240	238,899
Robbins & Myers, Inc.	14,622	343,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sauer-Danfoss, Inc.	19,415	$148,913
Sun Hydraulics Corp.	9,646	203,145
Tecumseh Products Co., Class A*	14,663	166,132
Tennant Co.	9,789	284,468
Titan International, Inc.	20,193	179,718
Trimas Corp.*	17,489	89,194
Twin Disc, Inc.	6,594	82,227
Watts Water Technologies, Inc., Class A	17,121	517,910

		14,656,126

Marine (0.2%)
American Commercial Lines, Inc.*	6,154	179,204
Eagle Bulk Shipping, Inc.	26,296	134,899
Genco Shipping & Trading Ltd.	14,213	295,346
International Shipholding Corp.	3,481	107,250
TBS International Ltd., Class A*	17,326	150,736
Ultrapetrol Bahamas Ltd.*	8,765	43,124

		910,559

Professional Services (1.5%)
Acacia Research Corp.- Acacia Technologies*	18,309	159,471
Administaff, Inc.	10,813	284,058
Advisory Board Co.*	8,888	223,444
CBIZ, Inc.*	23,347	174,169
CDI Corp.	12,247	172,070
Corporate Executive Board Co.	19,496	485,450
CoStar Group, Inc.*	11,304	465,951
CRA International, Inc.*	5,939	162,075
Exponent, Inc.*	7,127	200,768
First Advantage Corp., Class A*	7,904	146,619
Heidrick & Struggles International, Inc.	9,256	215,295
Hill International, Inc.*	19,456	138,138
Huron Consulting Group, Inc.*	11,550	298,336
ICF International, Inc.*	6,717	203,659
Kelly Services, Inc., Class A	11,033	135,706
Kforce, Inc.*	17,879	214,906
Korn/Ferry International*	22,770	332,214
MPS Group, Inc.*	53,642	564,314
Navigant Consulting, Inc.*	25,968	350,568
Odyssey Marine Exploration, Inc.*	24,412	45,406
On Assignment, Inc.*	26,296	153,832
Resources Connection, Inc.*	25,290	431,447
School Specialty, Inc.*	8,273	196,236
Spherion Corp.*	33,136	205,775
TrueBlue, Inc.*	21,585	303,701
Volt Information Sciences, Inc.*	19,175	234,318
VSE Corp.	2,652	103,455
Watson Wyatt Worldwide, Inc., Class A#	24,999	1,088,956

		7,690,337

Road & Rail (0.9%)
Amerco, Inc.*	5,038	231,043
Arkansas Best Corp.	14,470	433,232
Avis Budget Group, Inc.*	58,286	778,701
Celadon Group, Inc.*	11,755	132,949
Dollar Thrifty Automotive Group, Inc.*	12,451	306,170
Genesee & Wyoming, Inc., Class A*	19,016	576,565
Heartland Express, Inc.	30,042	432,605
Knight Transportation, Inc.	33,509	562,281
Marten Transport Ltd.*	8,642	147,432
Old Dominion Freight Line, Inc.*	14,888	453,042
Saia, Inc.*	7,004	$112,624
Universal Truckload Services, Inc.	9,543	157,555
Werner Enterprises, Inc.	21,544	401,365

		4,725,564

Trading Companies & Distributors (0.9%)
Aceto Corp.	19,906	131,380
Aircastle Ltd.	20,260	195,914
Applied Industrial Technologies, Inc.	23,517	497,620
Beacon Roofing Supply, Inc.*	25,110	401,258
DXP Enterprises, Inc.*	9,338	104,119
H&E Equipment Services, Inc.*	17,489	198,150
Houston Wire & Cable Co.	5,980	66,079
Interline Brands, Inc.*	18,964	319,543
Kaman Corp.	14,868	326,799
Lawson Products, Inc.	3,686	64,173
RSC Holdings, Inc.*	27,729	201,590
Rush Enterprises, Inc., Class A*	19,467	251,514
TAL International Group, Inc.	17,575	249,916
Textainer Group Holdings Ltd.	12,001	192,136
Titan Machinery, Inc.*	16,097	201,534
United Rentals, Inc.*	34,406	354,382
Watsco, Inc.	14,469	780,024

		4,536,131

Transportation Infrastructure (0.0%)
CAI International, Inc.*	450	3,316

Total Industrials		80,807,398

Information Technology (19.2%)
Communications Equipment (3.4%)
3Com Corp.#*	231,588	1,211,205
Acme Packet, Inc.*	21,109	211,301
ADC Telecommunications, Inc.*	55,296	461,169
ADTRAN, Inc.	30,189	741,140
Airvana, Inc.*	17,849	120,838
Anaren, Inc.*	10,991	186,847
Arris Group, Inc.*	68,157	886,723
Aruba Networks, Inc.*	33,914	299,800
Avocent Corp.*	26,378	534,682
BigBand Networks, Inc.*	25,491	102,219
Black Box Corp.	9,297	233,262
Blue Coat Systems, Inc.*	22,655	511,776
Cogo Group, Inc.*	21,585	132,100
Comtech Telecommunications Corp.*	15,812	525,275
DG FastChannel, Inc.*	10,240	214,426
Digi International, Inc.*	14,540	123,881
Emcore Corp.*	69,632	90,522
EMS Technologies, Inc.*	6,776	141,076
Emulex Corp.*	49,193	506,196
Extreme Networks, Inc.*	69,836	195,541
Harmonic, Inc.*	53,321	356,184
Harris Stratex Networks, Inc., Class A*	25,112	175,784
Hughes Communications, Inc.*	5,447	165,262
Infinera Corp.*	53,289	423,647
InterDigital, Inc.*	26,705	618,488
Ixia*	15,237	104,526
Loral Space & Communications, Inc.*	6,164	169,387
NETGEAR, Inc.*	19,597	359,605
Oplink Communications, Inc.*	15,495	224,987
Opnext, Inc.*	50,584	148,211
Palm, Inc.#*	84,729	1,476,826
Parkervision, Inc.*	819	3,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PC-Tel, Inc.*	4,628	$28,925
Plantronics, Inc.	28,096	753,254
Polycom, Inc.#*	51,036	1,365,213
Powerwave Technologies, Inc.*	51,282	82,051
Riverbed Technology, Inc.*	32,194	706,980
SeaChange International, Inc.*	17,530	131,475
ShoreTel, Inc.*	25,313	197,694
Sonus Networks, Inc.*	98,827	209,513
Starent Networks Corp.*	22,405	569,535
Sycamore Networks, Inc.*	100,434	303,311
Symmetricom, Inc.*	34,078	176,524
Tekelec*	36,249	595,571
UTStarcom, Inc.*	63,897	133,545
ViaSat, Inc.*	13,230	351,653

		17,261,480

Computers & Peripherals (0.8%)
3PAR, Inc.*	10,895	120,172
Adaptec, Inc.*	50,258	167,862
Avid Technology, Inc.*	13,626	191,990
Compellent Technologies, Inc.*	13,128	236,960
Cray, Inc.*	19,578	163,085
Electronics for Imaging, Inc.*	30,076	338,957
Imation Corp.	12,574	116,561
Intermec, Inc.*	35,348	498,407
Intevac, Inc.*	16,179	217,446
Netezza Corp.*	26,992	303,390
Novatel Wireless, Inc.*	27,729	315,001
Quantum Corp.*	120,355	151,647
Rimage Corp.*	4,805	82,117
Silicon Graphics International Corp.*	22,446	150,613
STEC, Inc.*	14,131	415,310
Stratasys, Inc.*	14,128	242,436
Super Micro Computer, Inc.*	21,057	178,142
Synaptics, Inc.*	18,913	476,608

		4,366,704

Electronic Equipment, Instruments & Components (2.1%)
Agilysys, Inc.	18,247	120,248
Anixter International, Inc.*	16,302	653,873
Benchmark Electronics, Inc.*	38,737	697,266
Brightpoint, Inc.*	24,248	212,170
Checkpoint Systems, Inc.*	22,999	378,104
China Security & Surveillance Technology, Inc.*	18,718	133,647
Cogent, Inc.*	19,251	194,435
Cognex Corp.	22,722	372,186
Coherent, Inc.*	13,148	306,611
Comverge, Inc.*	12,492	152,527
CPI International, Inc.*	327	3,659
CTS Corp.	32,522	302,455
Daktronics, Inc.	19,046	163,224
DTS, Inc.*	9,625	263,533
Echelon Corp.*	18,964	244,067
Electro Rent Corp.	81	933
Electro Scientific Industries, Inc.*	18,639	249,576
FARO Technologies, Inc.*	9,953	170,993
ICx Technologies, Inc.*	14,963	88,581
Insight Enterprises, Inc.*	27,607	337,081
IPG Photonics Corp.*	17,753	269,846
L-1 Identity Solutions, Inc.*	42,789	299,095
Littelfuse, Inc.*	12,029	315,641
Maxwell Technologies, Inc.*	14,295	263,457
Measurement Specialties, Inc.*	12,247	125,042
Mercury Computer Systems, Inc.*	17,940	176,888
Methode Electronics, Inc.	28,500	$247,095
MTS Systems Corp.	9,748	284,739
Multi-Fineline Electronix, Inc.*	6,021	172,863
Newport Corp.*	17,113	149,910
OSI Systems, Inc.*	9,052	165,561
Park Electrochemical Corp.	9,338	230,182
PC Connection, Inc.*	14,704	79,990
PC Mall, Inc.*	942	6,462
Plexus Corp.*	22,210	585,011
RadiSys Corp.*	13,980	121,486
Rofin-Sinar Technologies, Inc.*	14,565	334,412
Rogers Corp.*	8,396	251,628
Scansource, Inc.*	14,131	400,190
SMART Modular Technologies (WWH), Inc.*	983	4,679
SYNNEX Corp.*	9,338	284,622
Technitrol, Inc.	23,781	219,023
TTM Technologies, Inc.*	26,214	300,675
Universal Display Corp.*	14,090	168,235

		10,501,901

Internet Software & Services (2.2%)
Art Technology Group, Inc.*	66,703	257,474
comScore, Inc.*	16,547	298,012
Constant Contact, Inc.*	11,304	217,602
DealerTrack Holdings, Inc.*	22,896	432,963
Dice Holdings, Inc.*	27,718	181,830
Digital River, Inc.*	21,889	882,565
DivX, Inc.*	9,461	51,657
EarthLink, Inc.	63,037	530,141
GSI Commerce, Inc.*	13,120	253,347
InfoSpace, Inc.*	21,749	168,337
Internap Network Services Corp.*	36,085	115,833
Internet Brands, Inc., Class A*	34,359	274,185
Internet Capital Group, Inc.*	38,072	318,282
j2 Global Communications, Inc.*	25,722	591,863
Keynote Systems, Inc.*	8,396	79,174
Knot, Inc.*	15,936	174,021
Limelight Networks, Inc.*	36,041	146,326
Liquidity Services, Inc.*	13,598	140,331
LoopNet, Inc.*	19,846	179,408
Marchex, Inc., Class B	20,748	101,873
MercadoLibre, Inc.*	13,680	526,133
ModusLink Global Solutions, Inc.*	42,516	343,954
Move, Inc.*	72,030	194,481
NIC, Inc.	28,835	256,343
Omniture, Inc.*	37,882	812,190
OpenTable, Inc.*	4,423	121,898
Openwave Systems, Inc.*	47,759	124,173
Perficient, Inc.*	18,432	152,433
Rackspace Hosting, Inc.*	38,010	648,451
RealNetworks, Inc.*	41,738	155,265
SAVVIS, Inc.*	22,118	349,907
support.com, Inc.*	47,890	114,936
Switch & Data Facilities Co., Inc.*	16,793	228,553
TechTarget, Inc.*	28,753	163,892
Terremark Worldwide, Inc.*	38,105	237,013
United Online, Inc.	44,270	355,931
ValueClick, Inc.*	49,746	656,150
Vocus, Inc.*	8,847	184,814
Web.com Group, Inc.*	5,570	39,491

		11,061,232

IT Services (2.4%)
Acxiom Corp.*	38,871	367,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CACI International, Inc., Class A*	17,281	$816,873
Cass Information Systems, Inc.	4,710	140,641
CIBER, Inc.*	44,616	178,464
CSG Systems International, Inc.*	19,893	318,487
Cybersource Corp.*	39,854	664,366
Euronet Worldwide, Inc.*	27,484	660,441
ExlService Holdings, Inc.*	13,025	193,551
Forrester Research, Inc.*	6,735	179,420
Gartner, Inc.*	32,927	601,576
Global Cash Access Holdings, Inc.*	33,300	243,423
Hackett Group, Inc.*	7,256	21,042
Heartland Payment Systems, Inc.	21,463	311,428
iGATE Corp.	19,087	163,766
infoGROUP, Inc.*	30,924	216,777
Integral Systems, Inc.*	13,597	93,819
ManTech International Corp., Class A*	11,399	537,577
MAXIMUS, Inc.	10,158	473,363
NCI, Inc., Class A*	4,907	140,635
Online Resources Corp.*	24,207	149,357
Perot Systems Corp., Class A*	51,187	1,520,254
RightNow Technologies, Inc.*	14,970	216,167
Sapient Corp.*	50,421	405,385
SRA International, Inc., Class A*	24,576	530,596
Syntel, Inc.	7,618	363,607
TeleTech Holdings, Inc.*	21,100	359,966
TNS, Inc.*	14,372	393,793
Unisys Corp.*	212,009	566,064
VeriFone Holdings, Inc.*	39,239	623,508
Virtusa Corp.*	17,653	167,527
Wright Express Corp.*	20,848	615,224

		12,234,817

Semiconductors & Semiconductor Equipment (3.7%)
Actel Corp.*	13,803	167,983
Advanced Analogic Technologies, Inc.*	31,170	123,745
Advanced Energy Industries, Inc.*	14,827	211,136
Amkor Technology, Inc.*	64,471	443,561
ANADIGICS, Inc.*	52,674	248,095
Applied Micro Circuits Corp.*	36,056	360,199
Atheros Communications, Inc.*	35,012	928,868
ATMI, Inc.*	18,440	334,686
Brooks Automation, Inc.*	36,782	284,325
Cabot Microelectronics Corp.*	13,680	476,885
Cavium Networks, Inc.*	17,928	384,914
Cirrus Logic, Inc.*	25,763	143,242
Cohu, Inc.	13,852	187,833
Cymer, Inc.*	16,302	633,496
Diodes, Inc.*	18,257	330,269
Entegris, Inc.*	95,063	470,562
Entropic Communications, Inc.*	655	1,795
Exar Corp.*	17,775	130,646
FEI Co.*	21,481	529,507
FormFactor, Inc.*	26,255	628,020
Hittite Microwave Corp.*	10,485	385,638
IXYS Corp.	15,605	132,799
Kopin Corp.*	37,519	180,091
Kulicke & Soffa Industries, Inc.*	59,269	357,392
Lattice Semiconductor Corp.*	79,544	178,974
Micrel, Inc.	24,535	199,960
Microsemi Corp.*	45,945	725,472
Microtune, Inc.*	45,998	83,716
MIPS Technologies, Inc.*	43,417	163,682
MKS Instruments, Inc.*	25,968	$500,923
Monolithic Power Systems, Inc.*	19,374	454,320
Netlogic Microsystems, Inc.*	9,820	441,900
NVE Corp.*	2,457	130,614
OmniVision Technologies, Inc.*	25,272	411,428
Pericom Semiconductor Corp.*	14,643	143,648
Photronics, Inc.*	28,098	133,185
Power Integrations, Inc.	14,786	492,817
RF Micro Devices, Inc.*	154,075	836,627
Rubicon Technology, Inc.*	12,001	178,095
Rudolph Technologies, Inc.*	26,460	195,804
Semtech Corp.*	34,324	583,851
Sigma Designs, Inc.*	12,451	180,913
Silicon Image, Inc.*	54,149	131,582
Silicon Storage Technology, Inc.*	67,239	162,718
Skyworks Solutions, Inc.*	94,494	1,251,101
Standard Microsystems Corp.*	11,100	257,631
Supertex, Inc.*	6,189	185,670
Techwell, Inc.*	15,278	167,752
Tessera Technologies, Inc.*	26,910	750,520
Trident Microsystems, Inc.*	28,467	73,730
TriQuint Semiconductor, Inc.*	77,045	594,787
Ultratech, Inc.*	9,256	122,457
Veeco Instruments, Inc.*	19,046	444,153
Volterra Semiconductor Corp.*	8,847	162,519
Zoran Corp.*	27,238	313,782

		18,730,018

Software (4.6%)
ACI Worldwide, Inc.*	19,128	289,407
Actuate Corp.*	22,487	129,975
Advent Software, Inc.*	8,273	332,988
American Software, Inc., Class A	1,310	8,554
ArcSight, Inc.*	12,861	309,564
Ariba, Inc.*	47,518	551,209
AsiaInfo Holdings, Inc.*	18,636	372,161
Blackbaud, Inc.	25,681	595,799
Blackboard, Inc.*	16,648	628,961
Bottomline Technologies, Inc.*	14,909	192,326
Callidus Software, Inc.*	1,024	3,082
Chordiant Software, Inc.*	3,153	12,265
CommVault Systems, Inc.*	24,541	509,226
Concur Technologies, Inc.*	25,405	1,010,103
DemandTec, Inc.*	13,189	116,459
Double-Take Software, Inc.*	10,649	108,513
Ebix, Inc.*	3,837	212,416
Epicor Software Corp.*	27,811	177,156
EPIQ Systems, Inc.*	19,660	285,070
Fair Isaac Corp.	27,033	580,939
FalconStor Software, Inc.*	28,221	140,258
i2 Technologies, Inc.*	10,485	168,179
Informatica Corp.*	51,855	1,170,886
Interactive Intelligence, Inc.*	9,256	176,882
Jack Henry & Associates, Inc.	47,956	1,125,527
JDA Software Group, Inc.*	14,295	313,632
Kenexa Corp.*	19,169	258,398
Lawson Software, Inc.*	78,725	491,244
Manhattan Associates, Inc.*	13,230	267,246
Mentor Graphics Corp.*	52,142	485,442
MicroStrategy, Inc., Class A*	5,201	372,080
Monotype Imaging Holdings, Inc.*	22,208	186,769
MSC.Software Corp.*	21,995	184,978
Net 1 UEPS Technologies, Inc.*	26,009	545,149
NetScout Systems, Inc.*	10,526	142,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NetSuite, Inc.*	10,035	$153,536
OpenTV Corp., Class A*	76,144	105,079
Opnet Technologies, Inc.	15,702	171,623
Parametric Technology Corp.*	66,125	913,848
Pegasystems, Inc.	6,225	214,949
Phoenix Technologies Ltd.*	2,785	10,165
Progress Software Corp.*	23,107	523,374
PROS Holdings, Inc.*	17,039	143,468
QAD, Inc.	109	496
Quest Software, Inc.*	35,389	596,305
Radiant Systems, Inc.*	21,053	226,109
Renaissance Learning, Inc.	18,537	184,258
Rosetta Stone, Inc.*	4,997	114,731
S1 Corp.*	24,371	150,613
Smith Micro Software, Inc.*	27,074	334,635
SolarWinds, Inc.*	9,216	203,029
Solera Holdings, Inc.#	39,815	1,238,645
SonicWALL, Inc.*	26,951	226,388
Sourcefire, Inc.*	12,692	272,497
SPSS, Inc.*	9,297	464,385
SuccessFactors, Inc.*	21,954	308,893
Symyx Technologies, Inc.*	21,246	140,649
Synchronoss Technologies, Inc.*	10,076	125,648
Take-Two Interactive Software, Inc.*	44,154	494,966
Taleo Corp., Class A*	17,899	405,233
TeleCommunication Systems, Inc., Class A*	16,506	137,990
THQ, Inc.*	44,984	307,691
TIBCO Software, Inc.*	97,280	923,187
TiVo, Inc.*	56,658	586,977
Tyler Technologies, Inc.*	18,513	316,387
Ultimate Software Group, Inc.*	13,230	379,966
VASCO Data Security International, Inc.*	18,722	138,917
Websense, Inc.*	26,296	441,773

		23,411,459

Total Information Technology		97,567,611

Materials (4.5%)
Chemicals (2.2%)
A. Schulman, Inc.	12,247	244,083
American Vanguard Corp.	10,854	90,197
Arch Chemicals, Inc.	12,984	389,390
Balchem Corp.	10,218	268,733
Calgon Carbon Corp.*	31,662	469,547
China Green Agriculture, Inc.*	10,403	121,923
Ferro Corp.	25,804	229,656
H.B. Fuller Co.	26,951	563,276
Hawkins, Inc.	5,652	132,031
ICO, Inc.*	19,169	89,519
Innophos Holdings, Inc.	9,297	171,994
Innospec, Inc.	10,772	158,887
Koppers Holdings, Inc.	10,117	299,969
Landec Corp.*	27,131	173,638
LSB Industries, Inc.*	16,760	260,953
Minerals Technologies, Inc.	10,485	498,667
NewMarket Corp.	5,693	529,677
NL Industries, Inc.	10,944	73,325
Olin Corp.	42,939	748,856
OM Group, Inc.*	17,467	530,822
Omnova Solutions, Inc.*	26,255	170,132
PolyOne Corp.*	43,950	293,147
Quaker Chemical Corp.	6,842	150,045
Rockwood Holdings, Inc.*	28,270	581,514
Sensient Technologies Corp.	25,845	$717,716
ShengdaTech, Inc.*	46,039	292,808
Solutia, Inc.*	66,565	770,823
Spartech Corp.	17,367	187,043
Stepan Co.	3,686	221,455
W.R. Grace & Co.*	42,025	913,623
Westlake Chemical Corp.	11,182	287,377
Zep, Inc.	11,125	180,781
Zoltek Cos., Inc.*	13,393	140,627

		10,952,234

Construction Materials (0.1%)
Texas Industries, Inc.	12,574	527,982
United States Lime & Minerals, Inc.*	3,222	115,734

		643,716

Containers & Packaging (0.6%)
AEP Industries, Inc.*	5,038	201,016
Boise, Inc.*	46,325	244,596
Bway Holding Co.*	11,791	218,252
Graphic Packaging Holding Co.*	93,487	215,955
Myers Industries, Inc.	27,689	298,211
Rock-Tenn Co., Class A	22,321	1,051,542
Silgan Holdings, Inc.	14,499	764,532

		2,994,104

Metals & Mining (1.0%)
A.M. Castle & Co.	19,824	197,050
Allied Nevada Gold Corp.*	25,559	250,223
AMCOL International Corp.	14,131	323,458
Brush Engineered Materials, Inc.*	11,345	277,499
Century Aluminum Co.*	26,009	243,184
Coeur d’Alene Mines Corp.*	39,708	814,014
General Moly, Inc.*	19,619	61,800
General Steel Holdings, Inc.*	8,028	31,229
Haynes International, Inc.*	10,567	336,242
Hecla Mining Co.*	123,011	540,018
Horsehead Holding Corp.*	20,193	236,662
Kaiser Aluminum Corp.	8,519	309,751
Olympic Steel, Inc.	5,120	146,893
RTI International Metals, Inc.*	13,434	334,641
Stillwater Mining Co.*	31,182	209,543
Sutor Technology Group Ltd.*	901	2,847
Universal Stainless & Alloy Products, Inc.*	8,683	158,465
US Gold Corp.*	54,681	158,028
Worthington Industries, Inc.	36,762	510,992

		5,142,539

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc.*	22,200	238,206
Clearwater Paper Corp.*	6,522	269,554
Deltic Timber Corp.	5,652	258,692
Domtar Corp.*	23,756	836,686
Glatfelter	26,665	306,114
KapStone Paper and Packaging Corp.*	614	4,998
Louisiana-Pacific Corp.*	55,326	369,025
Neenah Paper, Inc.	14,786	174,031
Schweitzer-Mauduit International, Inc.	7,618	414,115
Wausau Paper Corp.	22,719	227,190

		3,098,611

Total Materials		22,831,204

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.8%)
AboveNet, Inc.*	7,045	343,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Alaska Communications Systems Group, Inc.	18,923	$175,038
Atlantic Tele-Network, Inc.	5,653	301,983
Cbeyond, Inc.*	11,632	187,624
Cincinnati Bell, Inc.*	129,281	452,484
Cogent Communications Group, Inc.*	23,265	262,894
Consolidated Communications Holdings, Inc.	14,008	224,268
D&E Communications, Inc.	11,960	137,420
General Communication, Inc., Class A*	25,989	178,285
Global Crossing Ltd.*	15,754	225,282
iBasis, Inc.*	34,488	73,115
Iowa Telecommunications Services, Inc.	17,448	219,845
Neutral Tandem, Inc.*	18,802	427,934
PAETEC Holding Corp.*	79,162	306,357
Premiere Global Services, Inc.*	36,208	300,888

		3,816,931

Wireless Telecommunication Services (0.4%)
Centennial Communications Corp.*	48,660	388,307
iPCS, Inc.*	10,158	176,749
NTELOS Holdings Corp.	16,629	293,668
Shenandoah Telecommunications Co.	13,516	242,612
Syniverse Holdings, Inc.*	39,196	685,930
USA Mobility, Inc.	13,393	172,502
Virgin Mobile USA, Inc., Class A*	35,553	177,765

		2,137,533

Total Telecommunication Services		5,954,464

Utilities (3.2%)
Electric Utilities (1.2%)
Allete, Inc.	15,417	517,549
Central Vermont Public Service Corp.	8,945	172,638
Cleco Corp.	34,584	867,367
El Paso Electric Co.*	25,111	443,711
Empire District Electric Co.	18,442	333,616
IDACORP, Inc.	26,992	777,100
MGE Energy, Inc.	12,697	463,186
PNM Resources, Inc.	46,469	542,758
Portland General Electric Co.	42,945	846,875
UIL Holdings Corp.	14,499	382,629
UniSource Energy Corp.	20,357	625,978
Unitil Corp.	5,980	134,251

		6,107,658

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	3,809	118,041
Laclede Group, Inc.	14,458	464,969
New Jersey Resources Corp.	24,094	874,853
Nicor, Inc.	25,108	918,702
Northwest Natural Gas Co.	14,938	622,317
Piedmont Natural Gas Co., Inc.#	46,611	1,115,867
South Jersey Industries, Inc.	15,974	563,882
Southwest Gas Corp.	24,084	616,069
WGL Holdings, Inc.	27,525	912,179

		6,206,879

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	2,293	3,577

Multi-Utilities (0.4%)
Avista Corp.	28,221	570,629
Black Hills Corp.	21,366	537,782
CH Energy Group, Inc.	9,052	401,094
NorthWestern Corp.	21,734	$530,962

		2,040,467

Water Utilities (0.4%)
American States Water Co.	10,321	373,414
Artesian Resources Corp., Class A	7,905	132,962
Cadiz, Inc.*	7,249	84,813
California Water Service Group	10,240	398,746
Connecticut Water Service, Inc.	6,062	135,728
Consolidated Water Co., Inc.	11,174	182,471
Middlesex Water Co.	7,168	108,093
SJW Corp.	10,123	231,311
York Water Co.	8,806	122,051

		1,769,589

Total Utilities		16,128,170

Total Common Stocks (99.4%) (Cost $497,449,116)		505,406,455

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $6,848)	544	7,197

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12* (Cost $12)	212	13

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $2,963,104)	$2,963,104	2,963,104

Total Investments (100.0%) (Cost/Amortized Cost $500,419,080)		508,376,769
Other Assets Less Liabilities (0.0%)		58,187

Net Assets (100%)		$508,434,956

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	47	December-09	$2,803,101	$2,834,100	$30,999

					$30,999

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$70,919,663	$—	$—	$70,919,663
Consumer Staples	16,974,099	—	—	16,974,099
Energy	24,520,475	—	—	24,520,475
Financials	98,800,768	—	—	98,800,768
Health Care	70,902,603	—	—	70,902,603
Industrials	80,807,398	—	—	80,807,398
Information Technology	97,567,611	—	—	97,567,611
Materials	22,831,204	—	—	22,831,204
Telecommunication Services	5,954,464	—	—	5,954,464
Utilities	16,128,170	—	—	16,128,170
Futures	34,085	—	—	34,085
Investment Companies
Investment Companies	7,197	—	—	7,197
Short-Term Investments	—	2,963,104	—	2,963,104
Warrants
Consumer Discretionary	13	—	—	13

Total Asset	$505,447,750	$2,963,104	$—	$508,410,854

Liability:
Futures	$(3,086)	$—	$—	$(3,086)

Total Liability	$(3,086)	$—	$—	$(3,086)

Total	$505,444,664	$2,963,104	$—	$508,407,768

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$497,455,976
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$0

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,611,779
Aggregate gross unrealized depreciation	(11,654,090)

Net unrealized appreciation	$7,957,689

Federal income tax cost of investments	$500,419,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.1%)
AGL Energy Ltd.	420	$5,065
Alumina Ltd.*	2,193	3,540
Amcor Ltd.	1,439	6,957
AMP Ltd.	2,275	13,086
Aristocrat Leisure Ltd.	296	1,371
Arrow Energy Ltd.*	495	1,869
Asciano Group*	3,237	4,726
ASX Ltd.	208	6,459
Australia & New Zealand Banking Group Ltd.	2,522	54,265
Bendigo and Adelaide Bank Ltd.	301	2,496
BHP Billiton Ltd.	3,597	119,728
Billabong International Ltd.	148	1,567
BlueScope Steel Ltd.	2,132	5,511
Boral Ltd.	735	3,949
Brambles Ltd.	1,586	11,305
Caltex Australia Ltd.*	97	1,036
CFS Retail Property Trust (REIT)	1,404	2,490
Coca-Cola Amatil Ltd.	513	4,440
Cochlear Ltd.	49	2,886
Commonwealth Bank of Australia	1,636	74,690
Computershare Ltd.	504	4,962
Crown Ltd.	423	3,332
CSL Ltd.	668	19,718
CSR Ltd.	1,011	1,677
Dexus Property Group (REIT)	4,093	3,051
Energy Resources of Australia Ltd.	49	1,090
Fairfax Media Ltd.	2,025	3,064
Fortescue Metals Group Ltd.*	1,182	3,983
Foster’s Group Ltd.	2,205	10,796
Goodman Fielder Ltd.	988	1,456
Goodman Group (REIT)	7,336	4,304
GPT Group (REIT)	10,063	6,081
Harvey Norman Holdings Ltd.	389	1,476
Incitec Pivot Ltd.	1,888	4,714
Insurance Australia Group Ltd.	2,436	8,123
Leighton Holdings Ltd.	175	5,584
Lend Lease Corp., Ltd.	378	3,535
Lion Nathan Ltd.	245	2,475
Macquarie Airports	497	1,245
Macquarie Group Ltd.	335	17,375
Macquarie Infrastructure Group	1,961	2,552
Metcash Ltd.	629	2,497
Mirvac Group (REIT)	3,088	4,577
National Australia Bank Ltd.	2,073	56,254
Newcrest Mining Ltd.	533	15,000
Nufarm Ltd.	132	1,322
OneSteel Ltd.	1,591	4,253
Orica Ltd.	405	8,396
Origin Energy Ltd.	981	14,124
OZ Minerals Ltd.*	2,792	2,808
Paladin Energy Ltd.*	474	1,882
Perpetual Ltd.	20	691
Qantas Airways Ltd.	1,449	3,656
QBE Insurance Group Ltd.	1,104	23,433
Rio Tinto Ltd.	474	24,772
Santos Ltd.	915	12,270
Sims Metal Management Ltd.	131	2,638
Sonic Healthcare Ltd.	377	4,726
SP AusNet	389	304
Stockland Corp., Ltd. (REIT)	2,657	9,564
Suncorp-Metway Ltd.	1,442	$11,296
TABCORP Holdings Ltd.	760	4,780
Tatts Group Ltd.	986	2,209
Telstra Corp., Ltd.	4,932	14,228
Toll Holdings Ltd.	782	5,885
Transurban Group	1,051	3,801
Wesfarmers Ltd.	1,103	25,776
Wesfarmers Ltd. (PPS)	137	3,209
Westfield Group (REIT)	2,248	27,566
Westpac Banking Corp.	3,134	72,576
Woodside Petroleum Ltd.	546	25,110
Woolworths Ltd.	1,337	34,500
WorleyParsons Ltd.	195	5,111

		867,243

Austria (0.2%)
Erste Group Bank AG	199	8,893
OMV AG	168	6,778
Raiffeisen International Bank Holding AG	47	3,065
Telekom Austria AG	303	5,463
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	69	3,488
Vienna Insurance Group	29	1,655
Voestalpine AG	140	4,997

		34,339

Belgium (0.5%)
Anheuser-Busch InBev N.V.	783	35,755
Belgacom S.A.	179	6,973
Cie Nationale a Portefeuille	22	1,197
Colruyt S.A.	13	3,055
Delhaize Group S.A.	116	8,053
Dexia S.A.*	507	4,674
Fortis*	2,491	11,668
Groupe Bruxelles Lambert S.A.	94	8,683
KBC Groep N.V.*	184	9,242
Mobistar S.A.	21	1,453
Solvay S.A.	62	6,437
UCB S.A.	107	4,516
Umicore	127	3,802

		105,508

Bermuda (0.0%)
Seadrill Ltd.*	328	6,848

China (0.0%)
Foxconn International Holdings Ltd.*	1,456	956

Cyprus (0.0%)
Bank of Cyprus PCL	522	3,972

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class B	1	6,880
Carlsberg A/S, Class B	150	10,866
Danske Bank A/S*	600	15,717
DSV A/S*	178	3,174
Novo Nordisk A/S, Class B	525	32,870
Novozymes A/S, Class B	50	4,706
Topdanmark A/S*	25	3,779
TrygVesta A/S	15	1,147
Vestas Wind Systems A/S*	200	14,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
William Demant Holding A/S*	50	$3,715

		97,312

Finland (0.6%)
Elisa Oyj	100	2,051
Fortum Oyj	600	15,383
Kesko Oyj, Class B	100	3,351
Kone Oyj, Class B	160	5,881
Metso Oyj	200	5,628
Neste Oil Oyj	100	1,847
Nokia Oyj	4,000	58,827
Nokian Renkaat Oyj	50	1,165
Orion Oyj, Class B	54	996
Outokumpu Oyj	200	3,764
Pohjola Bank plc	94	1,073
Rautaruukki Oyj	50	1,200
Sampo Oyj, Class A	500	12,592
Sanoma Oyj	40	883
Stora Enso Oyj, Class R*	600	4,179
UPM-Kymmene Oyj	600	7,200
Wartsila Oyj	100	4,007

		130,027

France (5.1%)
Accor S.A.	166	9,241
Aeroports de Paris S.A.	39	3,509
Air France-KLM*	185	3,362
Air Liquide S.A.	273	31,061
Alcatel-Lucent*	2,628	11,756
Alstom S.A.	224	16,347
Atos Origin S.A.*	58	2,928
BioMerieux	8	879
BNP Paribas S.A.	899	71,829
Bouygues S.A.	252	12,815
Bureau Veritas S.A.	63	3,555
Cap Gemini S.A.	169	8,852
Carrefour S.A.	691	31,346
Casino Guichard Perrachon S.A.	68	5,393
Christian Dior S.A.	75	7,408
Cie de Saint-Gobain S.A.	408	21,165
Cie Generale de Geophysique-Veritas*	176	4,107
Cie Generale d’Optique Essilor International S.A.	226	12,880
CNP Assurances S.A.	47	4,789
Compagnie Generale des Etablissements Michelin, Class B	164	12,866
Credit Agricole S.A.	984	20,562
Danone S.A.	598	36,036
Dassault Systemes S.A.	83	4,626
EDF S.A.	265	15,721
Eiffage S.A.	51	3,249
Eramet S.A.	7	2,429
Eurazeo S.A.	42	2,745
Eutelsat Communications S.A.	80	2,431
Fonciere Des Regions (REIT)	30	3,494
France Telecom S.A.	1,977	52,668
GDF Suez S.A.	1,302	57,816
Gecina S.A. (REIT)	25	2,982
Hermes International S.A.	60	8,855
ICADE (REIT)	18	1,928
Iliad S.A.	12	1,352
Imerys S.A.	43	2,468
Ipsen S.A.	17	931
J.C. Decaux S.A.*	102	2,209
Klepierre S.A. (REIT)	112	4,442
Lafarge S.A.	221	$19,776
Lagardere S.C.A.	142	6,614
Legrand S.A.	106	2,949
L’Oreal S.A.	262	26,052
LVMH Moet Hennessy Louis Vuitton S.A.	268	26,954
M6-Metropole Television	39	1,026
Natixis S.A.*	1,040	6,270
Neopost S.A.	42	3,769
PagesJaunes Groupe S.A.	98	1,271
Pernod-Ricard S.A.	216	17,154
Peugeot S.A.*	184	5,610
PPR S.A.	86	11,023
Publicis Groupe S.A.	144	5,776
Renault S.A.*	211	9,839
Safran S.A.	232	4,347
Sanofi-Aventis S.A.	1,131	83,001
Schneider Electric S.A.	256	25,946
SCOR SE	203	5,549
Societe BIC S.A.	18	1,280
Societe Des Autoroutes Paris-Rhin- Rhone	15	1,143
Societe Generale S.A.	504	40,564
Societe Television Francaise 1 S.A.	168	2,953
Sodexo S.A.	113	6,770
Suez Environnement Co. S.A.	320	7,310
Technip S.A.	119	7,601
Thales S.A.	110	5,457
Total S.A.	2,286	135,833
Unibail-Rodamco S.A. (REIT)	90	18,695
Vallourec S.A.	61	10,337
Veolia Environnement	421	16,135
Vinci S.A.	463	26,193
Vivendi S.A.	1,271	39,328

		1,085,557

Germany (4.0%)
Adidas AG	206	10,903
Allianz SE (Registered)	489	61,089
BASF SE	997	52,829
Bayer AG	826	57,233
Bayerische Motoren Werke (BMW) AG (Preference)	34	1,131
Bayerische Motoren Werke (BMW) AG	368	17,744
Beiersdorf AG	81	4,757
Celesio AG	70	1,930
Commerzbank AG*	707	8,965
Daimler AG	976	49,138
Deutsche Bank AG (Registered)	640	49,117
Deutsche Boerse AG	215	17,572
Deutsche Lufthansa AG (Registered)	289	5,121
Deutsche Post AG (Registered)	934	17,495
Deutsche Postbank AG*	80	2,830
Deutsche Telekom AG (Registered)	3,073	41,956
E.ON AG	2,042	86,597
Fraport AG	28	1,489
Fresenius Medical Care AG & Co. KGaA	219	10,906
Fresenius SE	15	738
Fresenius SE (Preference)	73	4,272
GEA Group AG	134	2,796
Hamburger Hafen und Logistik AG	14	631
Hannover Rueckversicherung AG (Registered)*	50	2,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Henkel AG & Co. KGaA	117	$4,251
Henkel AG & Co. KGaA (Preference)	172	7,405
Hochtief AG	51	3,885
Infineon Technologies AG*	1,246	7,029
K+S AG	167	9,113
Linde AG	169	18,320
MAN SE	121	9,986
Merck KGaA	76	7,557
Metro AG	121	6,844
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	224	35,739
Porsche Automobil Holding SE (Preference)	86	6,764
Puma AG Rudolf Dassler Sport	3	996
RWE AG	454	42,167
RWE AG (Non-Voting)(Preference)	33	2,717
Salzgitter AG	36	3,451
SAP AG	928	45,194
Siemens AG (Registered)	884	81,859
Solarworld AG	67	1,628
Suedzucker AG	38	770
ThyssenKrupp AG	373	12,843
TUI AG*	93	959
United Internet AG*	95	1,433
Volkswagen AG	97	15,945
Volkswagen AG (Preference)	107	12,462
Wacker Chemie AG	12	1,872

		850,720

Greece (0.3%)
Alpha Bank AE*	422	7,781
Coca Cola Hellenic Bottling Co. S.A.	168	4,472
EFG Eurobank Ergasias S.A.*	293	4,609
Hellenic Petroleum S.A.	39	443
Hellenic Telecommunications Organization S.A.	269	4,448
Marfin Investment Group S.A.*	556	2,392
National Bank of Greece S.A.*	668	23,949
OPAP S.A.	267	6,885
Piraeus Bank S.A.*	337	6,248
Public Power Corp. S.A.*	124	2,760
Titan Cement Co. S.A.	38	1,312

		65,299

Hong Kong (1.2%)
Bank of East Asia Ltd.	1,200	4,335
BOC Hong Kong Holdings Ltd.	4,000	8,774
Cathay Pacific Airways Ltd.*	1,000	1,579
Cheung Kong Holdings Ltd.	2,000	25,381
CLP Holdings Ltd.	2,500	16,968
Esprit Holdings Ltd.	1,200	8,052
Genting Singapore plc*	5,196	4,131
Hang Lung Group Ltd.	1,000	5,006
Hang Lung Properties Ltd.	2,000	7,368
Hang Seng Bank Ltd.	900	12,972
Henderson Land Development Co., Ltd.	1,000	6,581
Hong Kong & China Gas Co., Ltd.	4,000	10,106
Hong Kong Exchanges and Clearing Ltd.	1,000	18,129
HongKong Electric Holdings Ltd.	1,500	8,226
Hutchison Whampoa Ltd.	2,000	14,439
Kerry Properties Ltd.	500	2,674
Li & Fung Ltd.	2,000	8,064
Lifestyle International Holdings Ltd.	96	145
Link REIT (REIT)	2,500	5,503
Mongolia Energy Co., Ltd.*	1,220	$433
MTR Corp.	1,500	5,206
New World Development Ltd.	3,000	6,457
Noble Group Ltd.	2,000	3,479
NWS Holdings Ltd.	1,000	1,935
PCCW Ltd.	2,000	521
Shangri-La Asia Ltd.	2,000	3,768
Sino Land Co., Ltd.	2,000	3,582
Sun Hung Kai Properties Ltd.	2,000	29,471
Swire Pacific Ltd., Class A	1,000	11,755
Wharf Holdings Ltd.	2,000	10,619
Wheelock & Co., Ltd.	1,000	3,277
Yue Yuen Industrial Holdings Ltd.	500	1,387

		250,323

Ireland (0.3%)
CRH plc	766	21,191
Elan Corp. plc*	443	3,177
Experian plc	1,174	9,878
Julius Baer Holding AG (Registered)	239	11,935
Kerry Group plc, Class A	165	4,720
Shire plc	637	11,036

		61,937

Italy (1.8%)
A2A S.p.A.	811	1,594
ACEA S.p.A.	25	327
Alleanza Assicurazioni S.p.A.	365	3,293
Assicurazioni Generali S.p.A.	1,155	31,657
Atlantia S.p.A.	304	7,371
Autogrill S.p.A.*	128	1,547
Banca Carige S.p.A.	480	1,433
Banca Monte dei Paschi di Siena S.p.A.	2,676	5,725
Banca Popolare Societa Cooperativa	326	2,481
Banco Popolare S.c.a.r.l.*	737	7,069
Enel S.p.A.	7,129	45,250
ENI S.p.A.	2,802	70,033
Exor S.p.A.	44	814
Fiat S.p.A.*	860	11,062
Finmeccanica S.p.A.	463	8,185
Fondiaria-Sai S.p.A.	101	2,124
Intesa Sanpaolo S.p.A.*	9,144	39,770
Italcementi S.p.A.	28	431
Lottomatica S.p.A.	18	403
Luxottica Group S.p.A.*	123	3,186
Mediaset S.p.A.	862	6,030
Mediobanca S.p.A.	556	7,599
Mediolanum S.p.A.	139	967
Parmalat S.p.A.	1,814	5,014
Pirelli & C S.p.A.*	1,298	695
Prysmian S.p.A.	80	1,501
Saipem S.p.A.	305	9,185
Saras S.p.A.	130	502
Snam Rete Gas S.p.A.	1,745	8,491
Telecom Italia S.p.A.	11,110	19,493
Telecom Italia S.p.A. (RNC)	5,822	7,156
Terna Rete Elettrica Nazionale S.p.A.	1,385	5,401
UniCredit S.p.A.*	15,360	60,014
Unione di Banche Italiane S.c.p.A.	575	8,827
Unipol Gruppo Finanziario S.p.A.*	496	753

		385,383

Japan (10.6%)
ABC-Mart, Inc.	100	3,114
Acom Co., Ltd.	20	308
Advantest Corp.	200	5,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Co., Ltd.	800	$7,656
Aeon Credit Service Co., Ltd.	200	2,014
Aeon Mall Co., Ltd.	200	4,164
Aisin Seiki Co., Ltd.	200	4,879
Ajinomoto Co., Inc.	1,000	10,015
All Nippon Airways Co., Ltd.	1,000	2,874
Aozora Bank Ltd.*	1,000	1,448
Asahi Breweries Ltd.	600	10,975
Asahi Glass Co., Ltd.	1,000	8,077
Asahi Kasei Corp.	1,000	5,091
Astellas Pharma, Inc.	500	20,554
Bank of Yokohama Ltd.	1,000	4,902
Benesse Holdings, Inc.	100	4,902
Bridgestone Corp.	800	14,357
Brother Industries Ltd.	200	2,397
Canon Marketing Japan, Inc.	100	1,770
Canon, Inc.	1,200	48,527
Casio Computer Co., Ltd.	200	1,633
Central Japan Railway Co.	2	14,371
Chiba Bank Ltd.	1,000	6,194
Chubu Electric Power Co., Inc.	700	17,000
Chugai Pharmaceutical Co., Ltd.	400	8,275
Chugoku Electric Power Co., Inc.	400	8,796
Chuo Mitsui Trust Holdings, Inc.	1,000	3,710
Citizen Holdings Co., Ltd.	300	1,688
Coca-Cola West Co., Ltd.	200	3,915
Credit Saison Co., Ltd.	200	2,353
Dai Nippon Printing Co., Ltd.	1,000	13,769
Daiichi Sankyo Co., Ltd.	800	16,514
Daikin Industries Ltd.	300	10,795
Daito Trust Construction Co., Ltd.	100	4,367
Daiwa House Industry Co., Ltd.	1,000	10,472
Daiwa Securities Group, Inc.	2,000	10,316
Denki Kagaku Kogyo KK	1,000	4,122
Denso Corp.	500	14,705
Dentsu, Inc.	64	1,490
DIC Corp.	1,000	1,426
East Japan Railway Co.	356	25,620
Eisai Co., Ltd.	300	11,296
Electric Power Development Co., Ltd.	300	9,508
Elpida Memory, Inc.*	300	3,934
FamilyMart Co., Ltd.	100	3,219
Fanuc Ltd.	200	17,936
Fast Retailing Co., Ltd.	100	12,655
Fuji Electric Holdings Co., Ltd.	2,000	3,699
Fuji Heavy Industries Ltd.*	1,000	3,888
Fujifilm Holdings Corp.	500	14,984
Fujitsu Ltd.	2,000	13,079
Fukuoka Financial Group, Inc.	1,000	4,155
Furukawa Electric Co., Ltd.	1,000	4,066
Hakuhodo DY Holdings, Inc.	20	1,089
Hankyu Hanshin Holdings, Inc.	1,000	4,790
Hikari Tsushin, Inc.	100	2,185
Hisamitsu Pharmaceutical Co., Inc.	100	4,055
Hitachi Chemical Co., Ltd.	100	2,043
Hitachi Construction Machinery Co., Ltd.	200	4,293
Hitachi High-Technologies Corp.	100	2,091
Hitachi Ltd.*	3,000	9,224
Hokkaido Electric Power Co., Inc.	200	4,162
Hokuhoku Financial Group, Inc.	1,000	2,339
Hokuriku Electric Power Co.	200	5,091
Honda Motor Co., Ltd.	1,800	55,445
HOYA Corp.	500	$11,809
Ibiden Co., Ltd.	100	3,721
IHI Corp.*	3,000	6,083
INPEX Corp.	1	8,533
Isetan Mitsukoshi Holdings Ltd.	400	4,594
Isuzu Motors Ltd.	2,000	4,233
Ito En Ltd.	100	1,851
ITOCHU Corp.	2,000	13,257
ITOCHU Techno-Solutions Corp.	200	6,160
Japan Airlines Corp.*	2,000	2,941
Japan Tobacco, Inc.	5	17,156
JFE Holdings, Inc.	500	17,156
Joyo Bank Ltd.	1,000	4,913
JS Group Corp.	300	5,264
JSR Corp.	200	4,100
JTEKT Corp.	300	3,496
Jupiter Telecommunications Co., Ltd.	2	1,934
Kajima Corp.	1,000	2,562
Kansai Electric Power Co., Inc.	900	21,757
Kao Corp.	1,000	24,731
Kawasaki Heavy Industries Ltd.	3,000	7,620
Kawasaki Kisen Kaisha Ltd.*	1,000	3,710
KDDI Corp.	3	16,911
Keio Corp.	1,000	6,829
Kintetsu Corp.	2,000	7,731
Kirin Holdings Co., Ltd.	1,000	15,329
Kobe Steel Ltd.*	3,000	5,247
Komatsu Ltd.	1,100	20,612
Konami Corp.	200	4,077
Konica Minolta Holdings, Inc.	500	4,740
Kubota Corp.	1,000	8,322
Kuraray Co., Ltd.	500	5,459
Kurita Water Industries Ltd.	100	3,587
Kyocera Corp.	200	18,560
Kyushu Electric Power Co., Inc.	500	11,335
Lawson, Inc.	100	4,645
Leopalace21 Corp.	200	1,606
Makita Corp.	100	3,175
Marubeni Corp.	2,000	10,093
Marui Group Co., Ltd.	300	2,149
Maruichi Steel Tube Ltd.	200	3,999
Matsui Securities Co., Ltd.	300	2,446
Mazda Motor Corp.*	1,000	2,239
McDonald’s Holdings Co. Japan Ltd.	17	340
Mediceo Paltac Holdings Co., Ltd.	200	2,814
MEIJI Holdings Co. Ltd.*	26	1,109
Mitsubishi Chemical Holdings Corp.	1,500	6,233
Mitsubishi Corp.	1,600	32,369
Mitsubishi Electric Corp.*	2,000	15,151
Mitsubishi Estate Co., Ltd.	1,000	15,730
Mitsubishi Heavy Industries Ltd.	3,000	11,363
Mitsubishi Materials Corp.*	1,000	2,763
Mitsubishi Motors Corp.*	5,000	8,244
Mitsubishi UFJ Financial Group, Inc.	10,100	54,233
Mitsubishi UFJ Lease & Finance Co., Ltd.	60	1,811
Mitsui & Co., Ltd.	2,000	26,157
Mitsui Engineering & Shipbuilding Co., Ltd.	1,000	2,596
Mitsui Fudosan Co., Ltd.	1,000	16,922
Mitsui Mining & Smelting Co., Ltd.*	2,000	5,124
Mitsui O.S.K. Lines Ltd.	1,000	5,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui Sumitomo Insurance Group
Holdings, Inc.	500	$13,786
Mitsumi Electric Co., Ltd.	200	4,318
Mizuho Financial Group, Inc.	13,596	26,960
Mizuho Trust & Banking Co., Ltd.*	2,000	2,117
Murata Manufacturing Co., Ltd.	200	9,491
Namco Bandai Holdings, Inc.	300	3,071
NEC Corp.*	2,000	6,283
Nidec Corp.	100	8,121
Nintendo Co., Ltd.	100	25,622
Nippon Express Co., Ltd.	1,000	4,066
Nippon Mining Holdings, Inc.	1,000	4,924
Nippon Oil Corp.	1,000	5,615
Nippon Paper Group, Inc.	33	952
Nippon Sheet Glass Co., Ltd.	1,000	3,342
Nippon Steel Corp.	6,000	21,924
Nippon Telegraph & Telephone Corp.	526	24,377
Nippon Yusen KK	1,000	3,866
Nipponkoa Insurance Co., Ltd.	1,000	6,261
Nishi-Nippon City Bank Ltd.	2,000	5,058
Nissan Motor Co., Ltd.*	2,800	18,934
Nisshin Steel Co., Ltd.	1,000	1,782
Nissin Food Holdings Co., Ltd.	100	3,843
Nitori Co., Ltd.	50	4,261
Nitto Denko Corp.	200	6,127
NOK Corp.	300	4,472
Nomura Holdings, Inc.	2,900	17,866
Nomura Real Estate Holdings, Inc.	200	3,251
Nomura Research Institute Ltd.	100	2,378
NTT Data Corp.	1	3,204
NTT DoCoMo, Inc.	18	28,755
NTT Urban Development Corp.	2	1,836
Obayashi Corp.	1,000	4,378
Obic Co., Ltd.	10	1,692
Odakyu Electric Railway Co., Ltd.	1,000	9,024
OJI Paper Co., Ltd.	1,000	4,512
Omron Corp.	200	3,774
Ono Pharmaceutical Co., Ltd.	100	5,202
ORIX Corp.	130	7,936
Osaka Gas Co., Ltd.	2,000	7,018
Panasonic Corp.	2,000	29,477
Promise Co., Ltd.*	50	273
Rakuten, Inc.	9	5,996
Resona Holdings, Inc.	416	5,353
Ricoh Co., Ltd.	1,000	14,571
Rohm Co., Ltd.	100	6,996
Sankyo Co., Ltd.	100	6,261
Santen Pharmaceutical Co., Ltd.	100	3,676
Sanyo Electric Co., Ltd.*	2,000	4,746
Sapporo Hokuyo Holdings, Inc.	61	217
SBI Holdings, Inc.	17	3,363
Secom Co., Ltd.	200	10,071
Sega Sammy Holdings, Inc.	200	2,602
Seiko Epson Corp.	300	4,498
Sekisui House Ltd.	1,000	9,024
Seven & I Holdings Co., Ltd.	800	19,161
Sharp Corp.	1,000	11,118
Shikoku Electric Power Co., Inc.	200	6,105
Shimano, Inc.	100	4,322
Shin-Etsu Chemical Co., Ltd.	400	24,598
Shinko Electric Industries Co., Ltd.	100	1,781
Shinsei Bank Ltd.*	2,000	3,075
Shizuoka Bank Ltd.	1,000	10,561
Showa Denko KK	3,000	$6,116
Showa Shell Sekiyu KK	200	2,186
SMC Corp.	100	12,299
Softbank Corp.	900	19,782
Sojitz Corp.	1,200	2,286
Sompo Japan Insurance, Inc.	1,000	6,729
Sony Corp.	1,100	32,535
Sony Financial Holdings, Inc.	1	2,873
Square Enix Holdings Co., Ltd.	100	2,707
Stanley Electric Co., Ltd.	300	6,083
Sumco Corp.	200	4,545
Sumitomo Chemical Co., Ltd.	2,000	8,333
Sumitomo Corp.	1,400	14,427
Sumitomo Electric Industries Ltd.	1,000	13,079
Sumitomo Heavy Industries Ltd.*	1,000	4,879
Sumitomo Metal Industries Ltd.	4,000	9,848
Sumitomo Metal Mining Co., Ltd.	1,000	16,421
Sumitomo Mitsui Financial Group, Inc.	899	31,347
Sumitomo Rubber Industries Ltd.	200	1,887
Sumitomo Trust & Banking Co., Ltd.	1,000	5,314
Suzuken Co., Ltd.	100	3,453
Suzuki Motor Corp.	500	11,669
T&D Holdings, Inc.	300	8,121
Taiheiyo Cement Corp.*	1,000	1,337
Taisei Corp.	1,000	1,983
Takeda Pharmaceutical Co., Ltd.	800	33,331
TDK Corp.	100	5,782
Teijin Ltd.	1,000	3,119
Terumo Corp.	200	11,006
THK Co., Ltd.	300	5,875
Tobu Railway Co., Ltd.	1,000	6,105
Toho Co., Ltd.	300	5,083
Tohoku Electric Power Co., Inc.	600	13,368
Tokio Marine Holdings, Inc.	800	23,172
Tokyo Broadcasting System Holdings, Inc.	200	3,402
Tokyo Electric Power Co., Inc.	1,300	34,106
Tokyo Electron Ltd.	200	12,767
Tokyo Gas Co., Ltd.	3,000	12,466
Tokyo Steel Manufacturing Co., Ltd.	200	2,451
Tokyu Corp.	1,000	4,790
Toppan Printing Co., Ltd.	1,000	9,469
Toray Industries, Inc.	2,000	12,121
Toshiba Corp.*	4,000	20,988
Tosoh Corp.	2,000	5,058
Toyo Seikan Kaisha Ltd.	200	3,848
Toyoda Gosei Co., Ltd.	200	5,849
Toyota Boshoku Corp.	100	1,973
Toyota Industries Corp.	200	5,492
Toyota Motor Corp.	3,000	119,311
Toyota Tsusho Corp.	200	3,017
Ube Industries Ltd.	1,000	2,629
Unicharm Corp.	100	9,491
Ushio, Inc.	300	5,230
USS Co., Ltd.	20	1,192
West Japan Railway Co.	2	7,575
Yahoo! Japan Corp.	18	6,116
Yakult Honsha Co., Ltd.	100	2,668
Yamada Denki Co., Ltd.	110	7,451
Yamaha Corp.	200	2,366
Yamaha Motor Co., Ltd.	200	2,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Yokogawa Electric Corp.	200	$1,771

		2,241,274

Luxembourg (0.3%)
ArcelorMittal S.A.	928	34,697
Millicom International Cellular S.A. (SDR)*	75	5,476
SES S.A. (FDR)	336	7,621
Tenaris S.A.	536	9,553

		57,347

Mexico (0.0%)
Fresnillo plc	128	1,579

Netherlands (2.3%)
Aegon N.V.*	1,749	14,847
Akzo Nobel N.V.	259	16,045
ASML Holding N.V.	483	14,207
Corio N.V. (REIT)	45	3,104
European Aeronautic Defence and Space Co. N.V.	459	10,307
Fugro N.V. (CVA)	57	3,292
Heineken Holding N.V.	98	3,998
Heineken N.V.	259	11,941
ING Groep N.V. (CVA)*	2,126	37,955
James Hardie Industries N.V. (CDI)*	376	2,607
Koninklijke (Royal) KPN N.V.	1,827	30,305
Koninklijke Ahold N.V.	1,328	15,974
Koninklijke Boskalis Westminster N.V.	40	1,366
Koninklijke DSM N.V.	145	6,058
Koninklijke Philips Electronics N.V.	1,067	25,982
QIAGEN N.V.*	286	6,069
Randstad Holding N.V.*	121	5,226
Reed Elsevier N.V.	835	9,421
Royal Dutch Shell plc, Class A	3,802	108,368
Royal Dutch Shell plc, Class B	2,897	80,374
SBM Offshore N.V.	135	2,870
TNT N.V.	393	10,547
Unilever N.V. (CVA)	1,760	50,724
Wolters Kluwer N.V.	261	5,574

		477,161

New Zealand (0.1%)
Auckland International Airport Ltd.	355	477
Contact Energy Ltd.*	158	657
Fletcher Building Ltd.	774	4,668
Sky City Entertainment Group Ltd.	308	723
Telecom Corp. of New Zealand Ltd.	2,089	4,013

		10,538

Norway (0.3%)
DnB NOR ASA*	700	8,108
Norsk Hydro ASA*	848	5,643
Orkla ASA	814	7,673
Renewable Energy Corp. A/S*	355	3,116
StatoilHydro ASA	1,250	28,112
Telenor ASA*	900	10,424
Yara International ASA	200	6,295

		69,371

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	3,023	4,473
Banco Espirito Santo S.A. (Registered)	462	3,279
Brisa Auto-Estradas de Portugal S.A.	113	1,113
Cimpor Cimentos de Portugal SGPS S.A.	158	1,305
EDP - Energias de Portugal S.A.	2,108	9,655
Galp Energia SGPS S.A., Class B	196	$3,390
Jeronimo Martins SGPS S.A.	146	1,279
Portugal Telecom SGPS S.A. (Registered)	659	6,977

		31,471

Singapore (0.6%)
Ascendas Real Estate Investment
Trust (REIT)	1,000	1,370
CapitaLand Ltd.	3,000	7,922
CapitaMall Trust (REIT)	2,000	2,627
City Developments Ltd.	1,000	7,326
ComfortDelgro Corp., Ltd.	2,000	2,286
Cosco Corp. (Singapore) Ltd.	2,000	1,704
DBS Group Holdings Ltd.	2,000	18,855
Fraser and Neave Ltd.	1,000	2,818
Golden Agri-Resources Ltd.*	8,329	2,542
Keppel Corp., Ltd.	1,000	5,750
Neptune Orient Lines Ltd.	1,000	1,264
Olam International Ltd.	1,000	1,775
Oversea-Chinese Banking Corp., Ltd.	3,000	16,718
SembCorp Industries Ltd.	1,000	2,407
SembCorp Marine Ltd.	1,000	2,258
Singapore Airlines Ltd.	1,000	9,782
Singapore Exchange Ltd.	1,000	5,977
Singapore Press Holdings Ltd.	1,000	2,740
Singapore Technologies Engineering Ltd.	1,000	1,952
Singapore Telecommunications Ltd.	9,000	20,765
StarHub Ltd.	70	108
United Overseas Bank Ltd.	1,000	11,912
Wilmar International Ltd.	1,000	4,487

		135,345

Spain (2.4%)
Abertis Infraestructuras S.A.	332	7,535
Acciona S.A.	22	2,994
Acerinox S.A.	116	2,494
ACS Actividades de Construccion y Servicios S.A.	166	8,658
Banco Bilbao Vizcaya Argentaria S.A.	3,833	68,037
Banco de Sabadell S.A.	864	6,391
Banco de Valencia S.A.	156	1,463
Banco Popular Espanol S.A.	1,052	10,545
Banco Santander S.A.	8,734	140,590
Bankinter S.A.	263	3,319
Cintra Concesiones de Infraestructuras de Transporte S.A.	143	1,665
Criteria Caixacorp S.A.	766	3,934
EDP Renovaveis S.A.*	164	1,804
Enagas S.A.	156	3,260
Fomento de Construcciones y Contratas S.A.	23	1,077
Gamesa Corp. Tecnologica S.A.	194	4,346
Gas Natural SDG S.A.	272	6,010
Gestevision Telecinco S.A.	44	555
Grifols S.A.	136	2,590
Grupo Ferrovial S.A.	77	3,683
Iberdrola Renovables S.A.	1,047	5,148
Iberdrola S.A.	3,992	39,169
Iberia Lineas Aereas de Espana S.A.*	287	893
Inditex S.A.	245	14,058
Indra Sistemas S.A.	76	1,895
Mapfre S.A.	764	3,418
Red Electrica Corporacion S.A.	126	6,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Repsol YPF S.A.	809	$22,008
Sacyr Vallehermoso S.A.	67	1,268
Telefonica S.A.	4,539	125,238
Zardoya Otis S.A.	113	2,452

		502,945

Sweden (1.2%)
Alfa Laval AB	325	3,813
Assa Abloy AB, Class B	400	6,501
Atlas Copco AB, Class A	773	9,957
Atlas Copco AB, Class B	353	4,026
Electrolux AB, Class B*	289	6,612
Getinge AB, Class B	200	3,357
Hennes & Mauritz AB, Class B	550	30,887
Husqvarna AB, Class B*	350	2,430
Investor AB, Class B	600	10,952
Lundin Petroleum AB*	200	1,621
Nordea Bank AB	3,600	36,251
Sandvik AB	1,145	12,647
Scania AB, Class B	285	3,536
Securitas AB, Class B	200	1,931
Skandinaviska Enskilda Banken AB, Class A*	1,800	12,135
Skanska AB, Class B	400	5,870
SKF AB, Class B	461	7,241
SSAB AB, Class A	233	3,610
SSAB AB, Class B	44	622
Svenska Cellulosa AB, Class B	660	8,947
Svenska Handelsbanken AB, Class A	500	12,767
Swedbank AB, Class A*	750	7,154
Swedish Match AB	200	4,016
Tele2 AB, Class B	300	3,981
Telefonaktiebolaget LM Ericsson, Class B	3,000	30,123
TeliaSonera AB	2,500	16,424
Volvo AB, Class A	388	3,478
Volvo AB, Class B	1,241	11,482

		262,371

Switzerland (4.0%)
ABB Ltd. (Registered)*	2,388	47,930
Actelion Ltd. (Registered)*	116	7,203
Adecco S.A. (Registered)	146	7,763
Aryzta AG*	74	2,999
Baloise Holding AG (Registered)	47	4,490
BKW FMB Energie AG	6	520
Cie Financiere Richemont S.A., Class A	583	16,472
Credit Suisse Group AG (Registered)	1,214	67,360
Geberit AG (Registered)	40	6,145
Givaudan S.A. (Registered)	7	5,248
Holcim Ltd. (Registered)*	272	18,662
Kuehne & Nagel International AG (Registered)	59	5,127
Lindt & Spruengli AG	1	2,428
Logitech International S.A. (Registered)*	165	3,008
Lonza Group AG (Registered)	49	5,343
Nestle S.A. (Registered)	3,893	165,893
Nobel Biocare Holding AG (Registered)	150	4,965
Novartis AG (Registered)	2,269	113,527
Pargesa Holding S.A.	21	1,814
Roche Holding AG	754	121,871
Schindler Holding AG	55	3,795
SGS S.A. (Registered)	4	5,384
Sonova Holding AG	45	4,538
STMicroelectronics N.V.	809	$7,623
Straumann Holding AG (Registered)	6	1,553
Swatch Group AG	37	8,715
Swatch Group AG (Registered)	31	1,409
Swiss Life Holding AG (Registered)*	28	3,313
Swiss Reinsurance Co., Ltd.	380	17,154
Swisscom AG (Registered)	26	9,302
Syngenta AG (Registered)	106	24,354
UBS AG (Registered)*	3,822	69,964
Xstrata plc*	2,066	30,459
Zurich Financial Services AG	161	38,296

		834,627

United Kingdom (9.2%)
3i Group plc	886	4,086
Admiral Group plc	159	2,940
AMEC plc	298	3,596
Anglo American plc*	1,424	45,356
Antofagasta plc	467	5,668
Associated British Foods plc	328	4,440
AstraZeneca plc	1,557	69,773
Autonomy Corp. plc*	197	5,129
Aviva plc	3,018	21,613
BAE Systems plc	3,895	21,737
Balfour Beatty plc	385	1,981
Barclays plc*	11,835	69,982
Berkeley Group Holdings plc*	87	1,232
BG Group plc	3,620	62,886
BHP Billiton plc	2,377	64,884
BP plc	20,038	177,091
British Airways plc*	613	2,160
British American Tobacco plc	2,149	67,418
British Land Co. plc (REIT)	995	7,556
British Sky Broadcasting Group plc	1,291	11,791
BT Group plc	8,249	17,138
Bunzl plc	277	2,809
Burberry Group plc	374	3,009
Cable & Wireless plc	2,407	5,520
Cadbury plc	1,527	19,596
Cairn Energy plc*	129	5,746
Capita Group plc	601	6,940
Carnival plc	193	6,576
Carphone Warehouse Group plc	205	626
Centrica plc	5,616	22,582
Cobham plc	1,014	3,547
Compass Group plc	2,078	12,696
Diageo plc	2,706	41,516
Drax Group plc	299	2,253
Eurasian Natural Resources Corp.	222	3,110
Firstgroup plc	404	2,671
Friends Provident Group plc	1,975	2,626
G4S plc	1,538	5,422
GlaxoSmithKline plc	5,562	109,289
Hammerson plc (REIT)	636	4,008
Home Retail Group plc	801	3,481
HSBC Holdings plc	18,509	211,794
ICAP plc	452	3,053
Imperial Tobacco Group plc	1,059	30,599
Intercontinental Hotels Group plc	218	2,831
International Power plc	1,621	7,487
Invensys plc	703	3,271
Investec plc	352	2,576
J Sainsbury plc	1,137	5,906
Johnson Matthey plc	198	4,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Kazakhmys plc	258	$4,428
Kingfisher plc	2,687	9,142
Ladbrokes plc	416	1,246
Land Securities Group plc (REIT)	870	8,690
Legal & General Group plc	6,794	9,533
Liberty International plc (REIT)	402	3,084
Lloyds Banking Group plc*	17,647	29,246
London Stock Exchange Group plc	105	1,436
Lonmin plc*	136	3,638
Man Group plc	1,934	10,237
Marks & Spencer Group plc	1,784	10,324
National Grid plc	2,663	25,706
Next plc	234	6,702
Old Mutual plc	6,052	9,672
Pearson plc	919	11,324
Petrofac Ltd.	253	3,993
Prudential plc	2,762	26,551
Randgold Resources Ltd.	81	5,665
Reckitt Benckiser Group plc	660	32,255
Reed Elsevier plc	1,386	10,373
Rexam plc	1,093	4,559
Rio Tinto plc	1,472	62,776
Rolls-Royce Group plc*	2,067	15,552
Royal Bank of Scotland Group plc*	18,532	15,682
RSA Insurance Group plc	3,308	7,074
SABMiller plc	993	23,947
Sage Group plc	1,205	4,495
Schroders plc	91	1,590
Scottish & Southern Energy plc	1,018	19,084
Segro plc (REIT)	697	4,094
Serco Group plc	521	4,205
Severn Trent plc	209	3,242
Smith & Nephew plc	862	7,721
Smiths Group plc	363	5,154
Standard Chartered plc	2,171	53,501
Standard Life plc	2,142	7,497
Tesco plc	8,527	54,455
Thomas Cook Group plc	277	1,028
Tomkins plc	698	2,104
TUI Travel plc	415	1,689
Tullow Oil plc	887	15,990
Unilever plc	1,393	39,582
United Utilities Group plc	634	4,626
Vedanta Resources plc	164	4,985
Vodafone Group plc	56,229	125,987
Whitbread plc	145	2,818
WM Morrison Supermarkets plc	2,385	10,570
Wolseley plc*	277	6,671
WPP plc	1,418	12,169

		1,950,481

United States (0.0%)
Synthes, Inc.	70	8,437

Total Common Stocks (49.8%) (Cost $10,057,947)		10,528,371

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.2%)
iShares MSCI EAFE Growth Index Fund	186	9,923
iShares MSCI EAFE Index Fund	374	20,458
iShares MSCI EAFE Value Index Fund	204	$10,443

Total Investment Companies (0.2%) (Cost $34,599)		40,824

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
BNP Paribas, expiring 10/13/09* (Cost $—)	899	1,947

	Number of Warrants	Value (Note 1)
WARRANT:
Italy (0.0%)
Mediobanca S.p.A., expiring 3/18/11* (Cost $—)	530	38

Total Investments (50.0%) (Cost $10,092,546)		10,571,180
Other Assets Less Liabilities (50.0%)		10,561,518

Net Assets (100%)		$21,132,698

*	Non-income producing.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

FDR — Finnish Depositary Receipt

CDI — Chess Depositary Interest

PPS — Price Protected Share

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	4.9%
Consumer Staples	4.9
Energy	4.1
Exchange Traded Funds	0.2
Financials	13.1
Health Care	4.0
Industrials	5.6
Information Technology	2.4
Materials	4.7
Telecommunication Services	3.0
Utilities	3.1
Cash and Other	50.0

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2009, were as follows:

Securities	Market Value May 27, 2009*	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/International ETF Portfolio	$—	$63,600	$63,600	$—	$—	$6,876

*	The Portfolio commenced operations on May 27, 2009.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	72	December-09	$3,004,266	$3,010,170	$5,904
E-Mini MSCI EAFE Index	16	December-09	1,238,543	1,236,800	(1,743)
FTSE 100 Index	20	December-09	1,629,338	1,627,236	(2,102)
Hang Seng Index	2	October-09	268,087	269,611	1,524
OMXS 30 Index	19	October-09	250,069	243,927	(6,142)
SPI 200 Index	8	December-09	824,169	837,561	13,392
TOPIX Index	15	December-09	1,574,901	1,520,637	(54,264)

					$(43,431)

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 11/12/09	68	111	$108,762	$110,545	$(1,783)
British Pound vs. U.S. Dollar, expiring 11/12/09	41	67	65,978	66,920	(942)
British Pound vs. U.S. Dollar, expiring 11/12/09	72	118	115,186	117,852	(2,666)
British Pound vs. U.S. Dollar, expiring 11/12/09	66	109	106,102	109,097	(2,995)
British Pound vs. U.S. Dollar, expiring 11/12/09	65	108	104,168	107,631	(3,463)
British Pound vs. U.S. Dollar, expiring 11/12/09	49	80	77,850	80,160	(2,310)
British Pound vs. U.S. Dollar, expiring 11/12/09	80	127	127,881	127,133	748
British Pound vs. U.S. Dollar, expiring 11/12/09	49	78	78,090	77,864	226
British Pound vs. U.S. Dollar, expiring 11/12/09	100	160	160,143	160,334	(191)
British Pound vs. U.S. Dollar, expiring 11/12/09	104	170	165,784	170,205	(4,421)
British Pound vs. U.S. Dollar, expiring 11/12/09	73	117	116,720	117,357	(637)
British Pound vs. U.S. Dollar, expiring 11/12/09	49	78	78,178	77,988	190
British Pound vs. U.S. Dollar, expiring 11/12/09	25	41	39,948	40,800	(852)
British Pound vs. U.S. Dollar, expiring 11/12/09	32	52	51,293	52,288	(995)
British Pound vs. U.S. Dollar, expiring 11/12/09	23	38	37,160	37,564	(404)
British Pound vs. U.S. Dollar, expiring 11/12/09	20	34	32,677	33,531	(854)
British Pound vs. U.S. Dollar, expiring 11/12/09	19	32	30,824	31,569	(745)
British Pound vs. U.S. Dollar, expiring 11/12/09	16	25	24,808	25,095	(287)
British Pound vs. U.S. Dollar, expiring 11/12/09	82	136	130,509	135,983	(5,474)
British Pound vs. U.S. Dollar, expiring 11/12/09	49	82	78,530	82,048	(3,518)
British Pound vs. U.S. Dollar, expiring 11/12/09	45	74	71,610	74,275	(2,665)
British Pound vs. U.S. Dollar, expiring 11/12/09	35	57	55,631	56,615	(984)
British Pound vs. U.S. Dollar, expiring 11/12/09	26	42	41,226	42,130	(904)
British Pound vs. U.S. Dollar, expiring 11/12/09	58	96	92,951	96,173	(3,222)
European Union vs. U.S. Dollar, expiring 11/12/09	108	159	158,759	159,479	(720)
European Union vs. U.S. Dollar, expiring 11/12/09	79	116	115,342	115,757	(415)
European Union vs. U.S. Dollar, expiring 11/12/09	135	200	198,027	200,106	(2,079)
European Union vs. U.S. Dollar, expiring 11/12/09	115	169	168,871	168,624	247
European Union vs. U.S. Dollar, expiring 11/12/09	128	189	187,740	188,737	(997)
European Union vs. U.S. Dollar, expiring 11/12/09	82	121	119,826	120,526	(700)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Buy Currency vs. Sell Currency	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
European Union vs. U.S. Dollar, expiring 11/12/09	146	214	$213,518	$213,817	$(299)
European Union vs. U.S. Dollar, expiring 11/12/09	99	144	144,404	143,783	621
European Union vs. U.S. Dollar, expiring 11/12/09	157	231	230,463	230,603	(140)
European Union vs. U.S. Dollar, expiring 11/12/09	193	285	282,427	285,000	(2,573)
European Union vs. U.S. Dollar, expiring 11/12/09	98	144	143,079	143,687	(608)
European Union vs. U.S. Dollar, expiring 11/12/09	116	170	169,178	169,514	(336)
European Union vs. U.S. Dollar, expiring 11/12/09	45	65	66,217	64,936	1,281
European Union vs. U.S. Dollar, expiring 11/12/09	58	83	84,340	82,646	1,694
European Union vs. U.S. Dollar, expiring 11/12/09	36	51	52,834	51,304	1,530
European Union vs. U.S. Dollar, expiring 11/12/09	33	47	48,291	47,223	1,068
European Union vs. U.S. Dollar, expiring 11/12/09	35	50	51,458	50,373	1,085
European Union vs. U.S. Dollar, expiring 11/12/09	31	44	45,642	44,389	1,253
European Union vs. U.S. Dollar, expiring 11/12/09	152	221	222,188	221,242	946
European Union vs. U.S. Dollar, expiring 11/12/09	96	140	140,254	139,827	427
European Union vs. U.S. Dollar, expiring 11/12/09	75	110	110,161	110,020	141
European Union vs. U.S. Dollar, expiring 11/12/09	64	91	93,816	91,418	2,398
European Union vs. U.S. Dollar, expiring 11/12/09	47	66	68,192	66,287	1,905
European Union vs. U.S. Dollar, expiring 11/12/09	101	147	147,323	146,512	811
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	9,006	100	100,359	100,290	69
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	6,888	76	76,750	75,588	1,162
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	11,100	124	123,690	124,167	(477)
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	11,865	132	132,219	132,399	(180)
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	9,075	101	101,125	100,742	383
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	9,035	99	100,680	98,867	1,813
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	7,415	81	82,627	81,269	1,358
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	7,600	83	84,688	82,630	2,058
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	16,800	184	187,205	183,812	3,393
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	11,025	121	122,854	121,013	1,841

					$(21,188)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$—	$1,027,755	$—	$1,027,755
Consumer Staples	2,999	1,031,548	—	1,034,547
Energy	—	856,250	—	856,250
Financials	—	2,763,859	—	2,763,859
Health Care	—	850,379	—	850,379
Industrials	—	1,190,752	—	1,190,752
Information Technology	—	514,756	—	514,756
Materials	—	997,645	—	997,645
Telecommunication Services	—	629,245	—	629,245
Utilities	—	663,183	—	663,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Forward Currency Contracts	$—	$28,648	$—	$28,648
Futures	20,820	—	—	20,820
Investment Companies
Exchange Traded Funds (ETFs)	40,824	—	—	40,824
Rights
Financials	—	1,947	—	1,947
Warrants
Financials	—	38	—	38

Total Asset	$64,643	$10,556,005	$—	$10,620,648

Liability:
Forward Currency Contracts	$—	$(49,836)	$—	$(49,836)
Futures	(64,251)	—	—	(64,251)

Total Liability	$(64,251)	$(49,836)	$—	$(114,087)

Total	$392	$10,506,169	$—	$10,506,561

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,227,374
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$141,803

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$571,945
Aggregate gross unrealized depreciation	(93,311)

Net unrealized appreciation	$478,634

Federal income tax cost of investments	$10,092,546

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.1%)
AGL Energy Ltd.	105,572	$1,273,164
Alumina Ltd.*	510,749	824,566
Amcor Ltd.	293,365	1,418,260
AMP Ltd.	506,459	2,913,124
Aristocrat Leisure Ltd.	81,215	376,151
Arrow Energy Ltd.*	97,831	369,392
Asciano Group*	737,073	1,076,157
ASX Ltd.	40,691	1,263,596
Australia & New Zealand Banking Group Ltd.	553,312	11,905,536
Bendigo and Adelaide Bank Ltd.	76,751	636,471
BHP Billiton Ltd.	798,349	26,573,371
Billabong International Ltd.	37,196	393,772
BlueScope Steel Ltd.	424,643	1,097,637
Boral Ltd.	102,483	550,600
Brambles Ltd.	345,002	2,459,235
Caltex Australia Ltd.*	42,886	458,170
CFS Retail Property Trust (REIT)	317,858	563,633
Coca-Cola Amatil Ltd.	129,040	1,116,761
Cochlear Ltd.	13,318	784,373
Commonwealth Bank of Australia	357,345	16,314,175
Computershare Ltd.	102,894	1,013,028
Crown Ltd.	127,928	1,007,823
CSL Ltd.	146,582	4,326,868
CSR Ltd.	298,084	494,383
Dexus Property Group (REIT)	1,444,375	1,076,722
Energy Resources of Australia Ltd.	14,466	321,728
Fairfax Media Ltd.	568,551	860,202
Fortescue Metals Group Ltd.*	248,226	836,523
Foster’s Group Ltd.	478,262	2,341,671
Goodman Fielder Ltd.	341,507	503,133
Goodman Group (REIT)	1,512,753	887,476
GPT Group (REIT)	2,065,342	1,248,101
Harvey Norman Holdings Ltd.	151,573	574,986
Incitec Pivot Ltd.	376,801	940,731
Insurance Australia Group Ltd.	533,326	1,778,491
Leighton Holdings Ltd.	32,439	1,035,102
Lend Lease Corp., Ltd.	88,603	828,555
Lion Nathan Ltd.	55,541	561,030
Macquarie Airports	99,738	249,888
Macquarie Group Ltd.	73,588	3,816,608
Macquarie Infrastructure Group	498,477	648,641
Metcash Ltd.	160,430	636,891
Mirvac Group (REIT)	641,007	950,034
National Australia Bank Ltd.	458,636	12,445,763
Newcrest Mining Ltd.	117,151	3,296,885
Nufarm Ltd.	69,656	697,463
OneSteel Ltd.	333,963	892,705
Orica Ltd.	79,769	1,653,747
Origin Energy Ltd.	199,787	2,876,434
OZ Minerals Ltd.*	793,419	797,948
Paladin Energy Ltd.*	139,675	554,496
Perpetual Ltd.	8,518	294,121
Qantas Airways Ltd.	249,145	628,616
QBE Insurance Group Ltd.	247,260	5,248,274
Rio Tinto Ltd.	104,654	5,469,378
Santos Ltd.	200,754	2,691,999
Sims Metal Management Ltd.	30,692	618,156
Sonic Healthcare Ltd.	87,898	1,101,895
SP AusNet	312,176	243,730
Stockland Corp., Ltd. (REIT)	509,601	1,834,246
Suncorp-Metway Ltd.	318,949	$2,498,626
TABCORP Holdings Ltd.	114,516	720,315
Tatts Group Ltd.	305,682	684,969
Telstra Corp., Ltd.	1,073,768	3,097,599
Toll Holdings Ltd.	184,980	1,392,005
Transurban Group	237,443	858,836
Wesfarmers Ltd.	236,137	5,518,398
Wesfarmers Ltd. (PPS)	31,079	727,945
Westfield Group (REIT)	494,573	6,064,741
Westpac Banking Corp.	684,820	15,858,890
Woodside Petroleum Ltd.	119,052	5,475,093
Woolworths Ltd.	295,439	7,623,611
WorleyParsons Ltd.	37,692	987,913

		192,161,556

Austria (0.3%)
Erste Group Bank AG	39,584	1,769,037
OMV AG	33,264	1,342,021
Raiffeisen International Bank Holding AG	11,774	767,746
Telekom Austria AG	76,607	1,381,107
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	16,308	824,512
Vienna Insurance Group	10,699	610,599
Voestalpine AG	30,066	1,073,089

		7,768,111

Belgium (1.0%)
Anheuser-Busch InBev N.V.*	183,028	7,676,978
Belgacom S.A.	30,671	1,194,770
Cie Nationale a Portefeuille	5,867	319,208
Colruyt S.A.	3,125	734,419
Delhaize Group S.A.	25,354	1,760,108
Dexia S.A.*	133,953	1,234,927
Fortis*	548,869	2,571,003
Groupe Bruxelles Lambert S.A.	18,049	1,667,126
KBC Groep N.V.*	39,772	1,997,727
Mobistar S.A.	10,278	711,256
Solvay S.A.	13,868	1,439,841
UCB S.A.	23,993	1,012,577
Umicore	30,795	922,006

		23,241,946

Bermuda (0.1%)
Seadrill Ltd.*	70,442	1,470,768

China (0.0%)
Foxconn International Holdings Ltd.*	394,740	259,253

Cyprus (0.0%)
Bank of Cyprus PCL	142,174	1,081,862

Denmark (0.9%)
A. P. Moller - Maersk A/S, Class A	107	715,149
A. P. Moller - Maersk A/S, Class B	264	1,816,377
Carlsberg A/S, Class B	26,711	1,934,914
Coloplast A/S, Class B	3,513	293,841
Danske Bank A/S*	108,196	2,834,082
DSV A/S*	58,248	1,038,538
H. Lundbeck A/S	8,142	168,856
Novo Nordisk A/S, Class B	104,916	6,568,787
Novozymes A/S, Class B	9,922	933,774
Topdanmark A/S*	3,747	566,427
TrygVesta A/S	7,845	599,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Vestas Wind Systems A/S*	49,522	$3,580,015
William Demant Holding A/S*	5,096	378,665

		21,429,322

Finland (1.2%)
Elisa Oyj	26,675	547,269
Fortum Oyj	101,622	2,605,374
Kesko Oyj, Class B	15,733	527,224
Kone Oyj, Class B	33,848	1,244,230
Metso Oyj	30,388	855,125
Neste Oil Oyj	35,419	654,100
Nokia Oyj	887,414	13,050,903
Nokian Renkaat Oyj	28,241	658,331
Orion Oyj, Class B	15,617	287,949
Outokumpu Oyj	28,914	544,123
Pohjola Bank plc	25,208	287,727
Rautaruukki Oyj	24,879	597,070
Sampo Oyj, Class A	104,178	2,623,645
Sanoma Oyj	14,475	319,636
Stora Enso Oyj, Class R*	149,688	1,042,659
UPM-Kymmene Oyj	130,659	1,567,839
Wartsila Oyj	22,330	894,685

		28,307,889

France (10.2%)
Accor S.A.	36,960	2,057,409
Aeroports de Paris S.A.	9,783	880,288
Air France-KLM*	33,179	603,022
Air Liquide S.A.	59,950	6,820,839
Alcatel-Lucent*	526,635	2,355,881
Alstom S.A.	48,940	3,571,507
Atos Origin S.A.*	11,885	600,021
BioMerieux	4,335	476,469
BNP Paribas S.A.	198,722	15,877,671
Bouygues S.A.	55,127	2,803,286
Bureau Veritas S.A.	14,281	805,831
Cap Gemini S.A.	36,726	1,923,730
Carrefour S.A.	152,354	6,911,364
Casino Guichard Perrachon S.A.	14,319	1,135,691
Christian Dior S.A.	15,504	1,531,425
Cie de Saint-Gobain S.A.	88,915	4,612,533
Cie Generale de Geophysique-Veritas*	44,336	1,034,497
Cie Generale d’Optique Essilor International S.A.	45,675	2,603,026
CNP Assurances S.A.	20,676	2,106,741
Compagnie Generale des Etablissements Michelin, Class B	35,782	2,807,105
Credit Agricole S.A.	214,878	4,490,228
Danone S.A.	131,606	7,930,677
Dassault Systemes S.A.	17,706	986,915
EDF S.A.	58,190	3,452,076
Eiffage S.A.	8,891	566,483
Eramet S.A.	1,692	587,181
Eurazeo S.A.	8,373	547,202
Eutelsat Communications S.A.	29,677	901,996
Fonciere Des Regions (REIT)	5,549	646,281
France Telecom S.A.	436,086	11,617,456
GDF Suez S.A.	287,232	12,754,639
Gecina S.A. (REIT)	6,254	745,871
Hermes International S.A.	13,541	1,998,365
ICADE (REIT)	4,804	514,591
Iliad S.A.	4,472	503,896
Imerys S.A.	8,467	485,881
Ipsen S.A.	7,614	417,043
J.C. Decaux S.A.*	16,879	365,558
Klepierre S.A. (REIT)	24,472	$970,660
Lafarge S.A.	48,704	4,358,221
Lagardere S.C.A.	27,846	1,297,023
Legrand S.A.	29,765	828,011
L’Oreal S.A.	57,639	5,731,313
LVMH Moet Hennessy Louis Vuitton S.A.	58,915	5,925,438
M6-Metropole Television	16,484	433,470
Natixis S.A.*	216,393	1,304,634
Neopost S.A.	10,576	949,167
PagesJaunes Groupe S.A.	34,286	444,578
Pernod-Ricard S.A.	47,472	3,770,037
Peugeot S.A.*	38,916	1,186,506
PPR S.A.	18,795	2,409,046
Publicis Groupe S.A.	32,023	1,284,456
Renault S.A.*	45,960	2,143,099
Safran S.A.	68,941	1,291,830
Sanofi-Aventis S.A.	250,069	18,351,814
Schneider Electric S.A.	56,124	5,688,258
SCOR SE	89,447	2,445,068
Societe BIC S.A.	6,136	436,385
Societe Des Autoroutes Paris-Rhin-Rhone	2,974	226,609
Societe Generale S.A.	110,919	8,927,232
Societe Television Francaise 1 S.A.	29,035	510,285
Sodexo S.A.	23,175	1,388,404
Suez Environnement Co. S.A.	68,120	1,556,058
Technip S.A.	23,001	1,469,194
Thales S.A.	24,715	1,226,051
Total S.A.	505,959	30,063,743
Unibail-Rodamco S.A. (REIT)	19,893	4,132,224
Vallourec S.A.	12,209	2,068,887
Veolia Environnement	92,426	3,542,239
Vinci S.A.	101,543	5,744,603
Vivendi S.A.	279,954	8,662,487

		241,797,705

Germany (8.0%)
Adidas AG	46,043	2,437,027
Allianz SE (Registered)	107,906	13,480,285
BASF SE	216,366	11,464,781
Bayer AG	182,041	12,613,552
Bayerische Motoren Werke (BMW) AG (Preference)	18,664	620,801
Bayerische Motoren Werke (BMW) AG	80,869	3,899,291
Beiersdorf AG	21,993	1,291,522
Celesio AG	21,391	589,739
Commerzbank AG*	174,357	2,210,834
Daimler AG	211,079	10,627,101
Deutsche Bank AG (Registered)	141,127	10,830,847
Deutsche Boerse AG	47,146	3,853,153
Deutsche Lufthansa AG (Registered)	67,084	1,188,807
Deutsche Post AG (Registered)	205,625	3,851,537
Deutsche Postbank AG*	18,628	658,857
Deutsche Telekom AG (Registered)	674,954	9,215,184
E.ON AG	446,500	18,935,120
Fraport AG	5,838	310,539
Fresenius Medical Care AG & Co. KGaA	47,581	2,369,429
Fresenius SE	3,315	163,042
Fresenius SE (Preference)	17,430	1,019,993
GEA Group AG	31,729	662,101
Hamburger Hafen und Logistik AG	2,835	127,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hannover Rueckversicherung AG (Registered)*	16,097	$737,995
Henkel AG & Co. KGaA	32,045	1,164,354
Henkel AG & Co. KGaA (Preference)	34,727	1,495,058
Hochtief AG	12,102	921,955
Infineon Technologies AG*	271,459	1,531,358
K+S AG	36,668	2,000,911
Linde AG	37,056	4,017,054
MAN SE	26,329	2,173,010
Merck KGaA	16,720	1,662,547
Metro AG	23,503	1,329,294
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	49,460	7,891,296
Porsche Automobil Holding SE (Preference)	20,813	1,637,048
Puma AG Rudolf Dassler Sport	929	308,501
RWE AG	100,098	9,296,985
RWE AG (Non-Voting)(Preference)	7,712	635,027
Salzgitter AG	8,719	835,711
SAP AG	204,818	9,974,696
Siemens AG (Registered)	193,328	17,902,325
Solarworld AG	19,491	473,468
Suedzucker AG	9,906	200,769
ThyssenKrupp AG	75,792	2,609,718
TUI AG*	40,065	413,335
United Internet AG*	23,538	355,121
Volkswagen AG	20,535	3,375,504
Volkswagen AG (Preference)	22,251	2,591,530
Wacker Chemie AG	5,410	843,844

		188,799,691

Greece (0.6%)
Alpha Bank AE*	91,493	1,686,967
Coca Cola Hellenic Bottling Co. S.A.	39,819	1,059,916
EFG Eurobank Ergasias S.A.*	70,395	1,107,385
Hellenic Petroleum S.A.	13,407	152,244
Hellenic Telecommunications Organization S.A.	58,306	964,140
Marfin Investment Group S.A.*	133,679	575,120
National Bank of Greece S.A.*	140,916	5,052,131
OPAP S.A.	57,392	1,479,808
Piraeus Bank S.A.*	78,362	1,452,882
Public Power Corp. S.A.*	27,597	614,242
Titan Cement Co. S.A.	10,674	368,627

		14,513,462

Hong Kong (2.4%)
ASM Pacific Technology Ltd.	34,877	247,288
Bank of East Asia Ltd.	351,721	1,270,726
BOC Hong Kong Holdings Ltd.	928,423	2,036,528
Cathay Pacific Airways Ltd.*	301,368	475,964
Cheung Kong Holdings Ltd.	339,508	4,308,438
Cheung Kong Infrastructure Holdings Ltd.	74,113	264,892
Chinese Estates Holdings Ltd.	249,173	421,180
CLP Holdings Ltd.	502,628	3,411,363
Esprit Holdings Ltd.	281,024	1,885,568
Genting Singapore plc*	1,146,135	911,278
Hang Lung Group Ltd.	162,000	811,040
Hang Lung Properties Ltd.	488,111	1,798,126
Hang Seng Bank Ltd.	189,332	2,728,806
Henderson Land Development Co., Ltd.	271,496	1,786,607
Hong Kong & China Gas Co., Ltd.	901,111	2,276,599
Hong Kong Aircraft Engineering Co., Ltd.	6,769	$80,878
Hong Kong Exchanges and Clearing Ltd.	247,522	4,487,305
HongKong Electric Holdings Ltd.	349,665	1,917,505
Hopewell Holdings Ltd.	72,223	226,918
Hutchison Whampoa Ltd.	521,533	3,765,107
Hysan Development Co., Ltd.	124,907	312,668
Kerry Properties Ltd.	147,324	787,941
Li & Fung Ltd.	563,375	2,271,659
Lifestyle International Holdings Ltd.	88,764	134,462
Link REIT (REIT)	522,119	1,149,328
Mongolia Energy Co., Ltd.*	630,589	223,756
MTR Corp.	305,516	1,060,429
New World Development Ltd.	596,631	1,284,096
Noble Group Ltd.	463,789	806,647
NWS Holdings Ltd.	156,914	303,703
Orient Overseas International Ltd.	65,705	335,729
PCCW Ltd.	516,065	134,509
Shangri-La Asia Ltd.	266,240	501,559
Sino Land Co., Ltd.	445,735	798,292
Sun Hung Kai Properties Ltd.	342,708	5,049,936
Swire Pacific Ltd., Class A	174,312	2,048,996
Television Broadcasts Ltd.	41,446	178,618
Wharf Holdings Ltd.	322,326	1,711,436
Wheelock & Co., Ltd.	244,774	802,222
Wing Hang Bank Ltd.	43,851	431,434
Yue Yuen Industrial Holdings Ltd.	118,337	328,288

		55,767,824

Ireland (0.5%)
CRH plc	167,217	4,626,029
Elan Corp. plc*	110,982	795,949
Experian plc	204,456	1,720,346
Julius Baer Holding AG (Registered)	48,080	2,400,984
Kerry Group plc, Class A	36,650	1,048,448
Ryanair Holdings plc*	9,193	45,873
Ryanair Holdings plc (ADR)*	2,132	61,913
Shire plc	126,733	2,195,516

		12,895,058

Italy (3.6%)
A2A S.p.A.	241,427	474,472
ACEA S.p.A.	11,858	155,217
Alleanza Assicurazioni S.p.A.	112,250	1,012,669
Assicurazioni Generali S.p.A.	253,807	6,956,481
Atlantia S.p.A.	61,301	1,486,409
Autogrill S.p.A.*	13,419	162,199
Banca Carige S.p.A.	145,438	434,167
Banca Monte dei Paschi di Siena S.p.A.	422,502	903,908
Banca Popolare Societa Cooperativa	101,694	773,832
Banco Popolare S.c.a.r.l.*	160,463	1,539,203
Enel S.p.A.	1,572,901	9,983,644
ENI S.p.A.	619,169	15,475,521
Exor S.p.A.	13,286	245,942
Fiat S.p.A.*	188,146	2,420,093
Finmeccanica S.p.A.	90,068	1,592,156
Fondiaria-Sai S.p.A.	17,302	363,832
Intesa Sanpaolo S.p.A.*	2,102,499	9,072,196
Italcementi S.p.A.	10,190	156,869
Lottomatica S.p.A.	7,957	178,268
Luxottica Group S.p.A.*	23,562	610,286
Mediaset S.p.A.	157,377	1,100,823
Mediobanca S.p.A.	118,741	1,622,915
Mediolanum S.p.A.	85,742	596,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Parmalat S.p.A.	439,439	$1,214,727
Pirelli & C S.p.A.*	622,720	333,520
Prysmian S.p.A.	24,986	468,741
Saipem S.p.A.	66,345	1,998,029
Saras S.p.A.	39,184	151,234
Snam Rete Gas S.p.A.	352,890	1,717,035
Telecom Italia S.p.A.	2,430,660	4,264,731
Telecom Italia S.p.A. (RNC)	1,348,321	1,657,375
Terna Rete Elettrica Nazionale S.p.A.	314,401	1,226,110
UniCredit S.p.A.*	3,387,343	13,234,839
Unione di Banche Italiane S.c.p.A.	119,884	1,840,284
Unipol Gruppo Finanziario S.p.A.*	205,311	311,558

		85,735,898

Japan (21.2%)
77 Bank Ltd.	55,541	316,794
ABC-Mart, Inc.	5,560	173,121
Acom Co., Ltd.	16,494	253,938
Advantest Corp.	41,002	1,137,358
Aeon Co., Ltd.	140,648	1,345,921
Aeon Credit Service Co., Ltd.	9,962	100,325
Aeon Mall Co., Ltd.	22,138	460,936
Aioi Insurance Co., Ltd.	138,720	707,779
Aisin Seiki Co., Ltd.	41,762	1,018,869
Ajinomoto Co., Inc.	167,832	1,680,844
Alfresa Holdings Corp.	9,434	384,654
All Nippon Airways Co., Ltd.	232,698	668,814
Amada Co., Ltd.	59,852	402,725
Aozora Bank Ltd.*	103,082	149,286
Asahi Breweries Ltd.	97,613	1,785,557
Asahi Glass Co., Ltd.	234,248	1,891,938
Asahi Kasei Corp.	320,922	1,633,837
Asics Corp.	26,052	242,337
Astellas Pharma, Inc.	110,070	4,524,684
Bank of Kyoto Ltd.	56,918	523,114
Bank of Yokohama Ltd.	311,300	1,525,895
Benesse Holdings, Inc.	18,126	888,480
Bridgestone Corp.	150,136	2,694,470
Brother Industries Ltd.	53,785	644,713
Canon Marketing Japan, Inc.	11,738	207,783
Canon, Inc.	250,070	10,112,562
Casio Computer Co., Ltd.	66,873	546,069
Central Japan Railway Co.	372	2,672,979
Chiba Bank Ltd.	198,328	1,228,434
Chubu Electric Power Co., Inc.	161,346	3,918,390
Chugai Pharmaceutical Co., Ltd.	57,453	1,188,550
Chugoku Bank Ltd.	40,489	512,850
Chugoku Electric Power Co., Inc.	61,038	1,342,272
Chuo Mitsui Trust Holdings, Inc.	258,129	957,578
Citizen Holdings Co., Ltd.	112,248	631,485
Coca-Cola West Co., Ltd.	6,852	134,116
Cosmo Oil Co., Ltd.	93,778	261,176
Credit Saison Co., Ltd.	39,784	468,021
Dai Nippon Printing Co., Ltd.	139,838	1,925,469
Daicel Chemical Industries Ltd.	54,045	326,323
Daido Steel Co., Ltd.	41,481	150,647
Daihatsu Motor Co., Ltd.	34,800	355,502
Daiichi Sankyo Co., Ltd.	164,813	3,402,200
Daikin Industries Ltd.	57,977	2,086,177
Dainippon Sumitomo Pharma Co., Ltd.	48,508	529,041
Daito Trust Construction Co., Ltd.	14,562	635,916
Daiwa House Industry Co., Ltd.	111,342	1,165,950
Daiwa Securities Group, Inc.	403,524	2,081,341
DeNA Co., Ltd.	45	124,325
Denki Kagaku Kogyo KK	140,282	$578,225
Denso Corp.	111,588	3,281,817
Dentsu, Inc.	31,163	725,569
DIC Corp.	69,276	98,784
Dowa Holdings Co., Ltd.	68,608	415,783
East Japan Railway Co.	82,020	5,902,626
Eisai Co., Ltd.	62,546	2,355,099
Electric Power Development Co., Ltd.	31,297	991,923
Elpida Memory, Inc.*	33,561	440,052
FamilyMart Co., Ltd.	20,096	646,994
Fanuc Ltd.	46,656	4,184,045
Fast Retailing Co., Ltd.	11,984	1,516,607
Fuji Electric Holdings Co., Ltd.	151,712	280,557
Fuji Heavy Industries Ltd.*	155,520	604,651
Fuji Media Holdings, Inc.	172	281,669
Fujifilm Holdings Corp.	119,332	3,576,038
Fujitsu Ltd.	456,258	2,983,607
Fukuoka Financial Group, Inc.	190,017	789,577
Furukawa Electric Co., Ltd.	185,712	755,137
GS Yuasa Corp.	85,037	776,810
Gunma Bank Ltd.	63,726	350,701
Hachijuni Bank Ltd.	94,912	528,669
Hakuhodo DY Holdings, Inc.	2,594	141,310
Hankyu Hanshin Holdings, Inc.	249,552	1,195,425
Hikari Tsushin, Inc.	2,816	61,518
Hino Motors Ltd.	44,170	167,793
Hirose Electric Co., Ltd.	5,434	612,623
Hiroshima Bank Ltd.	81,720	337,750
Hisamitsu Pharmaceutical Co., Inc.	12,333	500,107
Hitachi Chemical Co., Ltd.	20,012	408,868
Hitachi Construction Machinery Co., Ltd.	29,449	632,187
Hitachi High-Technologies Corp.	13,382	279,820
Hitachi Ltd.*	767,789	2,360,717
Hitachi Metals Ltd.	32,614	333,897
Hokkaido Electric Power Co., Inc.	39,632	824,738
Hokuhoku Financial Group, Inc.	229,048	535,844
Hokuriku Electric Power Co.	38,662	984,155
Honda Motor Co., Ltd.	394,696	12,157,683
HOYA Corp.	93,798	2,215,248
Ibiden Co., Ltd.	32,466	1,208,004
Idemitsu Kosan Co., Ltd.	5,910	487,864
IHI Corp.*	352,166	714,022
INPEX Corp.	204	1,740,812
Isetan Mitsukoshi Holdings Ltd.	90,332	1,037,512
Isuzu Motors Ltd.	370,862	784,981
Ito En Ltd.	18,389	340,473
ITOCHU Corp.	371,968	2,465,560
ITOCHU Techno-Solutions Corp.	3,766	116,003
Iyo Bank Ltd.	61,422	554,245
J. Front Retailing Co., Ltd.	86,332	520,310
Jafco Co., Ltd.	3,884	118,772
Japan Airlines Corp.*	290,321	426,919
Japan Petroleum Exploration Co.	4,190	213,783
Japan Prime Realty Investment Corp. (REIT)	79	192,033
Japan Real Estate Investment Corp. (REIT)	83	678,683
Japan Retail Fund Investment Corp. (REIT)	51	276,689
Japan Steel Works Ltd.	85,978	988,462
Japan Tobacco, Inc.	1,094	3,753,712
JFE Holdings, Inc.	119,124	4,087,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
JGC Corp.	49,674	$1,016,002
Joyo Bank Ltd.	119,520	587,181
JS Group Corp.	53,177	933,034
JSR Corp.	42,682	874,894
JTEKT Corp.	36,718	427,862
Jupiter Telecommunications Co., Ltd.	455	439,971
Kajima Corp.	220,261	564,363
Kamigumi Co., Ltd.	66,296	541,358
Kaneka Corp.	56,356	404,942
Kansai Electric Power Co., Inc.	185,477	4,483,764
Kansai Paint Co., Ltd.	38,548	300,603
Kao Corp.	132,733	3,282,652
Kawasaki Heavy Industries Ltd.	339,160	861,455
Kawasaki Kisen Kaisha Ltd.*	152,838	566,981
KDDI Corp.	708	3,990,954
Keihin Electric Express Railway Co., Ltd.	81,534	691,220
Keio Corp.	107,653	735,156
Keisei Electric Railway Co., Ltd.	49,045	325,637
Keyence Corp.	10,321	2,205,278
Kikkoman Corp.	30,177	375,847
Kinden Corp.	16,304	136,404
Kintetsu Corp.	411,020	1,588,859
Kirin Holdings Co., Ltd.	192,009	2,943,290
Kobe Steel Ltd.*	529,905	926,810
Komatsu Ltd.	230,328	4,315,844
Konami Corp.	33,412	681,156
Konica Minolta Holdings, Inc.	121,564	1,152,464
Kubota Corp.	271,492	2,259,283
Kuraray Co., Ltd.	84,008	917,149
Kurita Water Industries Ltd.	21,086	756,385
Kyocera Corp.	39,796	3,692,984
Kyowa Hakko Kirin Co., Ltd.	47,733	604,606
Kyushu Electric Power Co., Inc.	85,012	1,927,248
Lawson, Inc.	16,520	767,431
Leopalace21 Corp.	15,078	121,108
Mabuchi Motor Co., Ltd.	7,548	384,274
Makita Corp.	26,254	833,553
Marubeni Corp.	411,332	2,075,791
Marui Group Co., Ltd.	64,714	463,556
Maruichi Steel Tube Ltd.	3,184	63,669
Matsui Securities Co., Ltd.	15,136	123,428
Mazda Motor Corp.*	165,321	370,183
McDonald’s Holdings Co. Japan Ltd.	17,801	355,960
Mediceo Paltac Holdings Co., Ltd.	26,778	376,768
MEIJI Holdings Co. Ltd.*	16,806	717,061
Minebea Co., Ltd.	60,289	276,712
Mitsubishi Chemical Holdings Corp.	261,141	1,085,118
Mitsubishi Corp.	316,516	6,403,309
Mitsubishi Electric Corp.*	443,629	3,360,639
Mitsubishi Estate Co., Ltd.	285,989	4,498,596
Mitsubishi Gas Chemical Co., Inc.	98,289	534,340
Mitsubishi Heavy Industries Ltd.	693,744	2,627,672
Mitsubishi Logistics Corp.	30,992	375,294
Mitsubishi Materials Corp.*	262,181	724,346
Mitsubishi Motors Corp.*	805,782	1,328,533
Mitsubishi Rayon Co., Ltd.	158,653	544,367
Mitsubishi Tanabe Pharma Corp.	42,110	561,529
Mitsubishi UFJ Financial Group, Inc.	2,187,714	11,747,097
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,890	298,579
Mitsui & Co., Ltd.	417,946	5,466,146
Mitsui Chemicals, Inc.	198,712	708,381
Mitsui Engineering & Shipbuilding Co., Ltd.	128,142	$332,614
Mitsui Fudosan Co., Ltd.	204,573	3,461,777
Mitsui Mining & Smelting Co., Ltd.*	86,838	222,500
Mitsui O.S.K. Lines Ltd.	286,425	1,697,522
Mitsui Sumitomo Insurance Group Holdings, Inc.	103,548	2,855,025
Mitsumi Electric Co., Ltd.	14,300	308,733
Mizuho Financial Group, Inc.	3,027,284	6,002,969
Mizuho Securities Co., Ltd.	105,778	385,333
Mizuho Trust & Banking Co., Ltd.*	290,412	307,349
Murata Manufacturing Co., Ltd.	48,329	2,293,561
Namco Bandai Holdings, Inc.	51,781	530,126
NEC Corp.*	437,258	1,373,662
NGK Insulators Ltd.	62,733	1,453,625
NGK Spark Plug Co., Ltd.	34,052	434,731
NHK Spring Co., Ltd.	21,925	180,988
Nidec Corp.	24,754	2,010,323
Nikon Corp.	80,541	1,473,273
Nintendo Co., Ltd.	23,861	6,113,775
Nippon Building Fund, Inc. (REIT)	135	1,204,645
Nippon Electric Glass Co., Ltd.	80,978	738,829
Nippon Express Co., Ltd.	205,573	835,895
Nippon Meat Packers, Inc.	48,925	628,970
Nippon Mining Holdings, Inc.	224,728	1,106,554
Nippon Oil Corp.	308,545	1,732,375
Nippon Paper Group, Inc.	29,121	840,232
Nippon Sheet Glass Co., Ltd.	159,586	533,346
Nippon Steel Corp.	1,236,433	4,517,908
Nippon Telegraph & Telephone Corp.	120,505	5,584,591
Nippon Yusen KK	287,558	1,111,598
Nipponkoa Insurance Co., Ltd.	170,024	1,064,485
Nishi-Nippon City Bank Ltd.	108,520	274,428
Nissan Chemical Industries Ltd.	38,304	552,168
Nissan Motor Co., Ltd.*	601,952	4,070,460
Nissay Dowa General Insurance Co., Ltd.	23,052	117,873
Nisshin Seifun Group, Inc.	48,362	676,685
Nisshin Steel Co., Ltd.	95,328	169,916
Nisshinbo Holdings, Inc.	37,866	402,852
Nissin Food Holdings Co., Ltd.	18,394	706,949
Nitori Co., Ltd.	9,075	773,394
Nitto Denko Corp.	41,889	1,283,292
NOK Corp.	29,136	434,289
Nomura Holdings, Inc.	605,592	3,730,768
Nomura Real Estate Holdings, Inc.	20,325	330,353
Nomura Real Estate Office Fund, Inc. (REIT)	48	319,234
Nomura Research Institute Ltd.	19,212	456,944
NSK Ltd.	83,030	515,209
NTN Corp.	136,786	566,862
NTT Data Corp.	243	778,553
NTT DoCoMo, Inc.	3,595	5,743,029
NTT Urban Development Corp.	211	193,688
Obayashi Corp.	201,334	881,460
Obic Co., Ltd.	712	120,484
Odakyu Electric Railway Co., Ltd.	136,897	1,235,299
OJI Paper Co., Ltd.	178,388	804,848
Olympus Corp.	48,048	1,273,929
Omron Corp.	37,156	701,189
Ono Pharmaceutical Co., Ltd.	16,425	854,506
Onward Holdings Co., Ltd.	14,304	106,445
Oracle Corp. Japan	7,360	327,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Oriental Land Co., Ltd.	12,214	$859,940
ORIX Corp.	25,989	1,586,584
Osaka Gas Co., Ltd.	490,132	1,719,953
OSAKA Titanium Technologies Co.	1,836	52,565
Otsuka Corp.	1,461	87,401
Panasonic Corp.	458,314	6,754,853
Panasonic Electric Works Co., Ltd.	72,474	866,313
Promise Co., Ltd.*	27,092	147,887
Rakuten, Inc.	1,831	1,219,783
Resona Holdings, Inc.	109,280	1,406,098
Ricoh Co., Ltd.	166,520	2,426,426
Rinnai Corp.	7,116	336,120
Rohm Co., Ltd.	24,774	1,733,200
Sankyo Co., Ltd.	13,002	814,028
Santen Pharmaceutical Co., Ltd.	19,469	715,732
Sanyo Electric Co., Ltd.*	426,517	1,012,066
Sapporo Hokuyo Holdings, Inc.	37,546	133,428
Sapporo Holdings Ltd.	42,296	215,803
SBI Holdings, Inc.	4,315	853,722
Secom Co., Ltd.	51,973	2,617,033
Sega Sammy Holdings, Inc.	48,125	626,191
Seiko Epson Corp.	29,278	439,015
Sekisui Chemical Co., Ltd.	106,786	620,980
Sekisui House Ltd.	132,030	1,191,381
Seven & I Holdings Co., Ltd.	187,188	4,483,420
Seven Bank Ltd.	184	455,055
Sharp Corp.	245,062	2,724,579
Shikoku Electric Power Co., Inc.	38,757	1,183,024
Shimadzu Corp.	42,860	310,355
Shimamura Co., Ltd.	6,054	594,171
Shimano, Inc.	12,164	525,776
Shimizu Corp.	152,090	598,092
Shin-Etsu Chemical Co., Ltd.	98,836	6,077,811
Shinko Electric Industries Co., Ltd.	21,694	386,439
Shinsei Bank Ltd.*	213,420	328,101
Shionogi & Co., Ltd.	73,793	1,746,896
Shiseido Co., Ltd.	87,978	1,533,845
Shizuoka Bank Ltd.	132,276	1,396,955
Showa Denko KK	382,618	780,027
Showa Shell Sekiyu KK	54,925	600,250
SMC Corp.	13,452	1,654,432
Softbank Corp.	182,628	4,014,093
Sojitz Corp.	313,558	597,320
Sompo Japan Insurance, Inc.	226,194	1,521,987
Sony Corp.	235,336	6,960,587
Sony Financial Holdings, Inc.	249	715,391
Square Enix Holdings Co., Ltd.	20,376	551,592
Stanley Electric Co., Ltd.	32,716	663,322
Sumco Corp.	29,848	678,326
Sumitomo Chemical Co., Ltd.	351,842	1,465,927
Sumitomo Corp.	277,072	2,855,140
Sumitomo Electric Industries Ltd.	170,440	2,229,116
Sumitomo Heavy Industries Ltd.*	106,216	518,271
Sumitomo Metal Industries Ltd.	829,080	2,041,182
Sumitomo Metal Mining Co., Ltd.	128,216	2,105,391
Sumitomo Mitsui Financial Group, Inc.	212,856	7,422,038
Sumitomo Realty & Development Co., Ltd.	94,474	1,729,190
Sumitomo Rubber Industries Ltd.	44,564	420,495
Sumitomo Trust & Banking Co., Ltd.	353,908	1,880,623
Suruga Bank Ltd.	59,110	559,064
Suzuken Co., Ltd.	16,394	566,161
Suzuki Motor Corp.	88,264	2,059,969
T&D Holdings, Inc.	58,716	$1,589,482
Taiheiyo Cement Corp.*	233,446	312,076
Taisei Corp.	275,817	546,933
Taisho Pharmaceutical Co., Ltd.	29,429	595,039
Taiyo Nippon Sanso Corp.	68,608	817,044
Takashimaya Co., Ltd.	53,045	424,289
Takeda Pharmaceutical Co., Ltd.	180,277	7,511,123
TDK Corp.	29,129	1,684,170
Teijin Ltd.	168,750	526,374
Terumo Corp.	38,150	2,099,493
THK Co., Ltd.	24,992	489,455
Tobu Railway Co., Ltd.	176,009	1,074,505
Toho Co., Ltd.	20,754	351,661
Toho Gas Co., Ltd.	83,408	380,965
Tohoku Electric Power Co., Inc.	106,041	2,362,636
Tokio Marine Holdings, Inc.	175,185	5,074,149
Tokuyama Corp.	95,548	700,391
Tokyo Broadcasting System Holdings, Inc.	4,060	69,065
Tokyo Electric Power Co., Inc.	292,542	7,674,889
Tokyo Electron Ltd.	42,164	2,691,469
Tokyo Gas Co., Ltd.	574,289	2,386,340
Tokyo Steel Manufacturing Co., Ltd.	28,124	344,638
Tokyo Tatemono Co., Ltd.	75,608	369,765
Tokyu Corp.	246,989	1,183,148
Tokyu Land Corp.	157,408	629,527
TonenGeneral Sekiyu KK	52,170	509,699
Toppan Printing Co., Ltd.	124,090	1,175,029
Toray Industries, Inc.	297,226	1,801,269
Toshiba Corp.*	949,317	4,981,098
Tosoh Corp.	76,905	194,479
TOTO Ltd.	71,733	449,105
Toyo Seikan Kaisha Ltd.	32,196	619,423
Toyo Suisan Kaisha Ltd.	27,244	737,514
Toyoda Gosei Co., Ltd.	23,058	674,286
Toyota Boshoku Corp.	21,208	418,419
Toyota Industries Corp.	38,682	1,062,231
Toyota Motor Corp.	651,164	25,897,126
Toyota Tsusho Corp.	38,586	582,025
Trend Micro, Inc.	25,118	937,395
Tsumura & Co.	21,596	779,491
Ube Industries Ltd.	204,877	538,639
Unicharm Corp.	11,102	1,053,741
UNY Co., Ltd.	26,089	195,308
Ushio, Inc.	21,736	378,954
USS Co., Ltd.	3,189	190,065
West Japan Railway Co.	431	1,632,485
Yahoo! Japan Corp.	3,686	1,252,415
Yakult Honsha Co., Ltd.	20,193	538,765
Yamada Denki Co., Ltd.	21,728	1,471,690
Yamaguchi Financial Group, Inc.	40,237	417,319
Yamaha Corp.	32,621	385,936
Yamaha Motor Co., Ltd.	46,268	570,586
Yamato Holdings Co., Ltd.	98,164	1,613,011
Yamato Kogyo Co., Ltd.	7,846	221,137
Yamazaki Baking Co., Ltd.	19,429	263,195
Yaskawa Electric Corp.	40,860	294,962
Yokogawa Electric Corp.	44,397	393,200

		500,577,369

Luxembourg (0.5%)
ArcelorMittal S.A.	204,652	7,651,650
Millicom International Cellular S.A. (SDR)*	15,571	1,136,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SES S.A. (FDR)	83,483	$1,893,555
Tenaris S.A.	108,299	1,930,279

		12,612,371

Mexico (0.0%)
Fresnillo plc	41,859	516,445

Netherlands (4.5%)
Aegon N.V.*	380,172	3,227,240
Akzo Nobel N.V.	53,405	3,308,489
ASML Holding N.V.	106,104	3,120,872
Corio N.V. (REIT)	12,717	877,062
European Aeronautic Defence and Space Co. N.V.	92,505	2,077,210
Fugro N.V. (CVA)	18,704	1,080,177
Heineken Holding N.V.	22,241	907,230
Heineken N.V.	51,201	2,360,512
ING Groep N.V. (CVA)*	461,251	8,234,654
James Hardie Industries N.V. (CDI)*	114,307	792,615
Koninklijke (Royal) KPN N.V.	400,925	6,650,172
Koninklijke Ahold N.V.	283,919	3,415,187
Koninklijke Boskalis Westminster N.V.	15,690	535,886
Koninklijke DSM N.V.	39,081	1,632,751
Koninklijke Philips Electronics N.V.	229,764	5,594,786
QIAGEN N.V.*	49,427	1,048,771
Randstad Holding N.V.*	25,842	1,116,136
Reed Elsevier N.V.	182,426	2,058,208
Royal Dutch Shell plc, Class A	836,494	23,842,593
Royal Dutch Shell plc, Class B	634,997	17,617,283
SBM Offshore N.V.	26,906	572,088
TNT N.V.	89,485	2,401,584
Unilever N.V. (CVA)	398,232	11,477,316
Wolters Kluwer N.V.	60,693	1,296,256

		105,245,078

New Zealand (0.1%)
Auckland International Airport Ltd.	125,398	168,446
Contact Energy Ltd.*	43,221	179,794
Fletcher Building Ltd.	151,808	915,459
Sky City Entertainment Group Ltd.	82,751	194,229
Telecom Corp. of New Zealand Ltd.	504,432	969,040

		2,426,968

Norway (0.6%)
DnB NOR ASA*	174,429	2,020,273
Norsk Hydro ASA*	179,003	1,191,267
Orkla ASA	163,512	1,541,391
Renewable Energy Corp. A/S*	102,164	896,750
StatoilHydro ASA	262,131	5,895,122
Telenor ASA*	199,880	2,315,052
Yara International ASA	47,534	1,496,110

		15,355,965

Portugal (0.3%)
Banco Comercial Portugues S.A. (Registered)	632,062	935,102
Banco Espirito Santo S.A. (Registered)	110,473	784,054
Brisa Auto-Estradas de Portugal S.A.	34,157	336,390
Cimpor Cimentos de Portugal SGPS S.A.	43,016	355,338
EDP - Energias de Portugal S.A.	409,591	1,876,044
Galp Energia SGPS S.A., Class B	36,724	635,208
Jeronimo Martins SGPS S.A.	64,325	563,368
Portugal Telecom SGPS S.A. (Registered)	148,619	$1,573,479

		7,058,983

Singapore (1.3%)
Ascendas Real Estate Investment Trust (REIT)	525,256	719,657
CapitaLand Ltd.	637,507	1,683,545
CapitaMall Trust (REIT)	456,182	599,110
City Developments Ltd.	124,569	912,613
ComfortDelgro Corp., Ltd.	300,450	343,396
Cosco Corp. (Singapore) Ltd.	479,874	408,795
DBS Group Holdings Ltd.	418,770	3,947,940
Fraser and Neave Ltd.	193,313	544,814
Golden Agri-Resources Ltd.*	1,822,010	556,181
Jardine Cycle & Carriage Ltd.	25,094	432,886
Keppel Corp., Ltd.	320,751	1,844,378
Neptune Orient Lines Ltd.	324,724	410,328
Olam International Ltd.	327,504	581,237
Oversea-Chinese Banking Corp., Ltd.	575,631	3,207,825
SembCorp Industries Ltd.	173,109	416,597
SembCorp Marine Ltd.	150,768	340,356
Singapore Airlines Ltd.	115,548	1,130,339
Singapore Exchange Ltd.	218,062	1,303,434
Singapore Press Holdings Ltd.	340,517	933,089
Singapore Technologies Engineering Ltd.	245,179	478,644
Singapore Telecommunications Ltd.	1,847,645	4,262,838
StarHub Ltd.	78,798	121,387
United Overseas Bank Ltd.	299,135	3,563,330
UOL Group Ltd.	73,059	178,414
Wilmar International Ltd.	288,874	1,296,052

		30,217,185

Spain (4.7%)
Abertis Infraestructuras S.A.	62,184	1,411,363
Acciona S.A.	4,770	649,157
Acerinox S.A.	28,468	611,966
ACS Actividades de Construccion y Servicios S.A.	32,121	1,675,232
Banco Bilbao Vizcaya Argentaria S.A.	846,941	15,033,572
Banco de Sabadell S.A.	182,046	1,346,637
Banco de Valencia S.A.	47,279	443,480
Banco Popular Espanol S.A.	215,868	2,163,849
Banco Santander S.A.	1,933,572	31,124,454
Bankinter S.A.	62,897	793,848
Cintra Concesiones de Infraestructuras de Transporte S.A.	60,067	699,237
Criteria Caixacorp S.A.	181,329	931,371
EDP Renovaveis S.A.*	42,315	465,341
Enagas S.A.	47,952	1,002,036
Fomento de Construcciones y Contratas S.A.	5,111	239,334
Gamesa Corp. Tecnologica S.A.	48,919	1,095,976
Gas Natural SDG S.A.	44,140	975,343
Gestevision Telecinco S.A.	31,241	394,076
Grifols S.A.	34,598	658,936
Grupo Ferrovial S.A.	16,364	782,803
Iberdrola Renovables S.A.	208,805	1,026,664
Iberdrola S.A.	879,071	8,625,235
Iberia Lineas Aereas de Espana S.A.*	123,105	382,990
Inditex S.A.	51,904	2,978,145
Indra Sistemas S.A.	27,605	688,344
Mapfre S.A.	194,793	871,399
Red Electrica Corporacion S.A.	27,842	1,424,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Repsol YPF S.A.	176,430	$4,799,545
Sacyr Vallehermoso S.A.	15,100	285,819
Telefonica S.A.	1,000,002	27,591,519
Zardoya Otis S.A.	27,971	607,012

		111,779,451

Sweden (2.5%)
Alfa Laval AB	105,439	1,237,194
Assa Abloy AB, Class B	82,893	1,347,196
Atlas Copco AB, Class A	151,787	1,955,213
Atlas Copco AB, Class B	75,913	865,698
Electrolux AB, Class B*	55,028	1,259,005
Getinge AB, Class B	51,051	856,788
Hennes & Mauritz AB, Class B	119,871	6,731,766
Holmen AB, Class B	12,189	335,701
Husqvarna AB, Class B*	106,789	741,404
Investor AB, Class B	102,804	1,876,510
Lundin Petroleum AB*	52,976	429,349
Nordea Bank AB	758,449	7,637,419
Sandvik AB	249,225	2,752,742
Scania AB, Class B	68,835	854,100
Securitas AB, Class B	79,710	769,504
Skandinaviska Enskilda Banken AB, Class A*	373,237	2,516,319
Skanska AB, Class B	93,937	1,378,464
SKF AB, Class B	98,935	1,553,986
SSAB AB, Class A	46,616	722,174
SSAB AB, Class B	14,258	201,455
Svenska Cellulosa AB, Class B	117,747	1,596,117
Svenska Handelsbanken AB, Class A	114,498	2,923,486
Swedbank AB, Class A*	144,226	1,375,778
Swedish Match AB	65,029	1,305,925
Tele2 AB, Class B	88,236	1,170,767
Telefonaktiebolaget LM Ericsson, Class B	717,644	7,205,933
TeliaSonera AB	518,234	3,404,666
Volvo AB, Class A	89,731	804,462
Volvo AB, Class B	270,032	2,498,377

		58,307,498

Switzerland (7.9%)
ABB Ltd. (Registered)*	524,993	10,537,349
Actelion Ltd. (Registered)*	22,957	1,425,536
Adecco S.A. (Registered)	29,736	1,581,061
Aryzta AG*	16,290	660,214
Baloise Holding AG (Registered)	13,734	1,312,039
BKW FMB Energie AG	1,983	172,027
Cie Financiere Richemont S.A., Class A	127,937	3,614,779
Credit Suisse Group AG (Registered)	269,658	14,962,207
Geberit AG (Registered)	9,341	1,434,997
Givaudan S.A. (Registered)	1,946	1,459,077
Holcim Ltd. (Registered)*	59,897	4,109,502
Kuehne & Nagel International AG (Registered)	12,849	1,116,523
Lindt & Spruengli AG	117	284,061
Lindt & Spruengli AG (Registered)	27	749,320
Logitech International S.A. (Registered)*	38,802	707,295
Lonza Group AG (Registered)	12,589	1,372,727
Nestle S.A. (Registered)	868,143	36,994,302
Nobel Biocare Holding AG (Registered)	28,657	948,504
Novartis AG (Registered)	501,083	25,071,073
Pargesa Holding S.A.	7,516	649,119
Roche Holding AG	166,506	$26,912,820
Schindler Holding AG	13,824	958,648
SGS S.A. (Registered)	1,094	1,472,672
Sonova Holding AG	12,524	1,262,914
STMicroelectronics N.V.	173,258	1,632,525
Straumann Holding AG (Registered)	1,202	311,142
Swatch Group AG	6,963	1,640,131
Swatch Group AG (Registered)	12,255	556,992
Swiss Life Holding AG (Registered)*	7,110	841,152
Swiss Reinsurance Co., Ltd.	83,792	3,782,485
Swisscom AG (Registered)	5,722	2,047,121
Syngenta AG (Registered)	23,503	5,400,043
UBS AG (Registered)*	842,004	15,413,313
Xstrata plc*	444,469	6,552,777
Zurich Financial Services AG	35,409	8,422,579

		186,369,026

United Kingdom (18.4%)
3i Group plc	215,263	992,849
Admiral Group plc	54,611	1,009,790
AMEC plc	54,397	656,356
Anglo American plc*	309,718	9,864,868
Antofagasta plc	100,345	1,217,983
Associated British Foods plc	60,730	822,061
AstraZeneca plc	345,368	15,476,674
Autonomy Corp. plc*	58,712	1,528,500
Aviva plc	663,606	4,752,288
BAE Systems plc	852,026	4,754,935
Balfour Beatty plc	112,534	579,105
Barclays plc*	2,626,585	15,531,404
Berkeley Group Holdings plc*	18,233	258,172
BG Group plc	801,991	13,932,100
BHP Billiton plc	526,584	14,373,849
BP plc	4,427,944	39,133,149
British Airways plc*	179,147	631,300
British American Tobacco plc	472,726	14,830,211
British Land Co. plc (REIT)	253,773	1,927,256
British Sky Broadcasting Group plc	233,847	2,135,825
BT Group plc	1,859,398	3,863,076
Bunzl plc	59,524	603,589
Burberry Group plc	96,921	779,893
Cable & Wireless plc	629,108	1,442,762
Cadbury plc	328,581	4,216,727
Cairn Energy plc*	34,673	1,544,351
Capita Group plc	162,484	1,876,143
Carnival plc	46,015	1,567,849
Carphone Warehouse Group plc	61,491	187,896
Centrica plc	1,237,451	4,975,723
Cobham plc	253,818	887,944
Compass Group plc	454,160	2,774,794
Diageo plc	613,070	9,405,867
Drax Group plc	62,478	470,789
Eurasian Natural Resources Corp.	61,075	855,525
Firstgroup plc	86,743	573,505
Friends Provident Group plc	576,200	766,151
G4S plc	282,252	995,085
GlaxoSmithKline plc	1,222,429	24,019,818
Hammerson plc (REIT)	140,833	887,460
Home Retail Group plc	243,282	1,057,150
HSBC Holdings plc	4,087,964	46,777,567
ICAP plc	158,772	1,072,565
Imperial Tobacco Group plc	241,224	6,970,059
Intercontinental Hotels Group plc	47,888	621,824
International Power plc	341,824	1,578,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Invensys plc	210,580	$979,663
Investec plc	73,659	539,149
J Sainsbury plc	244,978	1,272,413
Johnson Matthey plc	40,839	905,904
Kazakhmys plc	78,502	1,347,419
Kingfisher plc	526,250	1,790,545
Ladbrokes plc	96,125	287,888
Land Securities Group plc (REIT)	169,818	1,696,217
Legal & General Group plc	1,475,365	2,070,196
Liberty International plc (REIT)	101,836	781,196
Lloyds Banking Group plc*	3,904,484	6,470,829
London Stock Exchange Group plc	34,065	466,015
Lonmin plc*	33,560	897,832
Man Group plc	378,296	2,002,348
Marks & Spencer Group plc	349,378	2,021,816
National Grid plc	565,634	5,459,967
Next plc	62,163	1,780,277
Old Mutual plc	1,174,963	1,877,767
Pearson plc	211,656	2,607,969
Petrofac Ltd.	60,374	952,806
Prudential plc	608,872	5,853,009
Randgold Resources Ltd.	17,957	1,255,824
Reckitt Benckiser Group plc	145,698	7,120,469
Reed Elsevier plc	305,339	2,285,199
Rexam plc	201,640	841,075
Rio Tinto plc	327,051	13,947,624
Rolls-Royce Group plc*	452,759	3,406,600
Royal Bank of Scotland Group plc*	3,883,710	3,286,475
RSA Insurance Group plc	759,577	1,624,222
SABMiller plc	218,561	5,270,835
Sage Group plc	248,215	925,862
Schroders plc	19,649	343,224
Scottish & Southern Energy plc	212,417	3,982,033
Segro plc (REIT)	155,860	915,397
Serco Group plc	114,014	920,168
Severn Trent plc	71,752	1,112,877
Smith & Nephew plc	197,862	1,772,375
Smiths Group plc	117,007	1,661,448
Standard Chartered plc	471,813	11,627,111
Standard Life plc	650,095	2,275,299
Tesco plc	1,854,954	11,846,121
Thomas Cook Group plc	103,147	382,934
Tomkins plc	152,391	459,323
TUI Travel plc	126,699	515,524
Tullow Oil plc	194,549	3,507,161
Unilever plc	300,251	8,531,664
United Utilities Group plc	185,667	1,354,841
Vedanta Resources plc	31,030	943,213
Vodafone Group plc	12,389,653	27,760,335
Whitbread plc	40,222	781,654
WM Morrison Supermarkets plc	537,193	2,380,662
Wolseley plc*	63,978	1,540,854
WPP plc	299,927	2,573,993

		434,395,175

United States (0.1%)
Synthes, Inc.	14,348	1,729,292

Total Common Stocks (99.0%) (Cost $2,370,688,839)		2,341,821,151

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
BNP Paribas, expiring 10/13/09*	198,722	$430,384

Hong Kong (0.0%)
Genting Singapore plc, expiring 10/12/09*	31,113	6,957

Total Rights (0.0%) (Cost $—)		437,341

	Number of Warrants	Value (Note 1)
WARRANTS:
Italy (0.0%)
Mediobanca S.p.A., expiring 3/18/11*	113,088	8,038
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	36,361	4,332

		12,370

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12*	16,829	1,553

Total Warrants (0.0%) (Cost $6,169)		13,923

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau
0.000%, 10/1/09 (Amortized Cost $5,769,126)	$5,769,126	$5,769,126

Total Investments (99.3%) (Cost/Amortized Cost $2,376,464,134)		2,348,041,541
Other Assets Less Liabilities (0.7%)		17,242,852

Net Assets (100%)		$2,365,284,393

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

FDR — Finnish Depositary Receipt

CDI — Chess Depositary Interest

PPS — Price Protected Share

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		9.6%
Consumer Staples		9.7
Energy		8.0
Financials
Capital Markets	2.6%
Commercial Banks	14.8
Consumer Finance	0.1
Diversified Financial Services	1.1
Insurance	4.6
Real Estate Investment Trusts (REITs)	1.3
Real Estate Management & Development	1.7
Total Financials		26.2
Health Care		8.1
Industrials		11.2
Information Technology		5.0
Materials		9.3
Telecommunication Services		5.9
Utilities		6.0
Cash and Other		1.0

		100.0%

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	205	December-09	$8,537,339	$8,570,621	$33,282
FTSE 100 Index	58	December-09	4,723,720	4,718,985	(4,735)
SPI 200 Index	20	December-09	2,084,498	2,093,902	9,404
TOPIX Index	50	December-09	5,149,695	5,068,791	(80,904)

					$(42,953)

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 11/12/09	370	588	$591,228	$587,771	$3,457
European Union vs. U.S. Dollar, expiring 11/12/09	670	982	980,444	981,818	(1,374)
European Union vs. U.S. Dollar, expiring 11/12/09	3,800	5,572	5,560,730	5,571,761	(11,031)

					$(8,948)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$—	$226,947,617	$—	$226,947,617
Consumer Staples	660,214	227,912,126	—	228,572,340
Energy	—	190,950,412	—	190,950,412
Financials	—	618,618,251	—	618,618,251
Health Care	—	191,618,908	—	191,618,908
Industrials	61,913	265,514,713	—	265,576,626
Information Technology	—	117,562,561	—	117,562,561
Materials	—	220,371,670	—	220,371,670
Telecommunication Services	—	138,931,060	—	138,931,060
Utilities	—	142,671,706	—	142,671,706
Forward Currency Contracts	—	3,457	—	3,457
Futures	42,686	—	—	42,686
Rights
Consumer Discretionary	—	6,957	—	6,957
Financials	—	430,384	—	430,384
Short-Term Investments	—	5,769,126	—	5,769,126
Warrants
Consumer Staples	—	1,553	—	1,553
Financials	—	12,370	—	12,370

Total Asset	$764,813	$2,347,322,871	$—	$2,348,087,684

Liability:
Forward Currency Contracts	$—	$(12,405)	$—	$(12,405)
Futures	(85,639)	—	—	(85,639)

Total Liability	$(85,639)	$(12,405)	$—	$(98,044)

Total	$679,174	$2,347,310,466	$—	$2,347,989,640

Investment security transactions for the period ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,085,675,306
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,708,917,733

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,692,824
Aggregate gross unrealized depreciation	(50,115,417)

Net unrealized depreciation	$(28,422,593)

Federal income tax cost of investments	$2,376,464,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
Amcor Ltd.	453,749	$2,193,630
Australia & New Zealand Banking Group Ltd.	585,400	12,595,969
Bendigo and Adelaide Bank Ltd.	466,600	3,869,365
BHP Billiton Ltd.	681,300	22,677,347
Coca-Cola Amatil Ltd.	434,600	3,761,194
Commonwealth Bank of Australia	335,600	15,321,432
Fairfax Media Ltd.^	2,767,500	4,187,153
Goodman Fielder Ltd.	2,751,200	4,053,271
Insurance Australia Group Ltd.	1,317,800	4,394,489
JB Hi-Fi Ltd.	154,600	2,708,668
Macquarie Airports	3,348,100	8,388,490
Macquarie Group Ltd.^	257,700	13,365,491
National Australia Bank Ltd.	491,821	13,346,287
QBE Insurance Group Ltd.	257,433	5,464,204
TABCORP Holdings Ltd.	580,000	3,648,250
Telstra Corp., Ltd.	1,204,900	3,475,888
Wesfarmers Ltd.	157,400	3,678,356
Westfield Group (REIT)	277,300	3,400,413
Westpac Banking Corp.	653,900	15,142,853
Woolworths Ltd.	169,100	4,363,516

		150,036,266

Belgium (0.6%)
Anheuser-Busch InBev N.V.	277,840	12,687,240

Bermuda (0.2%)
Catlin Group Ltd.	590,900	3,318,435

Canada (2.0%)
Barrick Gold Corp.	118,000	4,468,052
Bombardier, Inc., Class B	972,500	4,514,384
Canadian Imperial Bank of Commerce	52,000	3,171,046
Canadian National Railway Co.	107,300	5,284,574
Magna International, Inc., Class A	56,200	2,395,186
Nexen, Inc.	175,900	3,998,885
Research In Motion Ltd.*	51,800	3,501,876
Suncor Energy, Inc.	323,040	11,284,449
Talisman Energy, Inc.	199,900	3,478,389

		42,096,841

Denmark (0.9%)
Danske Bank A/S*	155,400	4,070,542
Novo Nordisk A/S, Class B^	172,077	10,773,734
Vestas Wind Systems A/S*	57,500	4,156,756

		19,001,032

Finland (0.8%)
Nokia Oyj	1,103,500	16,228,807

France (9.9%)
Arkema S.A.	98,300	3,463,843
BNP Paribas S.A.^	316,137	25,259,002
Bouygues S.A.	51,300	2,608,677
Carrefour S.A.	127,400	5,779,354
Casino Guichard Perrachon S.A.^	55,900	4,433,629
Cie de Saint-Gobain S.A.	58,300	3,024,357
Compagnie Generale des Etablissements Michelin, Class B^	66,400	5,209,093
Credit Agricole S.A.^	377,810	7,894,959
Danone S.A.	57,400	3,458,967
EDF S.A.	119,600	7,095,175
France Telecom S.A.	452,200	12,046,738
Lafarge S.A.^	32,400	$2,899,277
L’Oreal S.A.^	37,400	3,718,855
LVMH Moet Hennessy Louis Vuitton S.A.^	53,200	5,350,646
Mercialys S.A. (REIT)	6,987	277,593
Nexans S.A.^	50,590	4,088,725
Renault S.A.*	128,100	5,973,258
Sanofi-Aventis S.A.	417,955	30,672,464
Schneider Electric S.A.	50,600	5,128,392
Societe Generale S.A.	158,218	12,734,057
Total S.A.	476,505	28,313,606
Unibail-Rodamco S.A. (REIT)	37,700	7,831,139
Vallourec S.A.	12,500	2,118,199
Veolia Environnement^	76,760	2,941,838
Vinci S.A.	88,700	5,018,035
Vivendi S.A.	399,450	12,359,996

		209,699,874

Germany (8.9%)
Allianz SE (Registered)	109,800	13,716,896
BASF SE	237,900	12,605,822
Bayer AG	207,744	14,394,503
Bayerische Motoren Werke (BMW) AG	238,800	11,514,311
Celesio AG^	179,900	4,959,756
Daimler AG^	109,300	5,502,879
Deutsche Bank AG (Registered)	204,900	15,725,130
Deutsche Post AG (Registered)	466,150	8,731,400
Deutsche Telekom AG (Registered)^	900,270	12,291,436
E.ON AG	564,134	23,923,728
Fresenius Medical Care AG & Co. KGaA^	124,600	6,204,806
Infineon Technologies AG*^	1,020,300	5,755,731
Linde AG	33,000	3,577,364
MAN SE	53,200	4,390,752
Metro AG^	97,700	5,525,763
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	69,000	11,008,884
RWE AG^	105,820	9,828,437
SAP AG	203,700	9,920,249
Siemens AG (Registered)^	109,100	10,102,746

		189,680,593

Hong Kong (1.8%)
Cheung Kong Holdings Ltd.	271,000	3,439,055
Hang Seng Bank Ltd.	353,800	5,099,252
Hong Kong Exchanges and Clearing Ltd.	613,400	11,120,277
Li & Fung Ltd.	1,236,000	4,983,839
New World Development Ltd.^	1,937,000	4,168,897
Noble Group Ltd.	2,371,000	4,123,771
Sun Hung Kai Properties Ltd.	335,000	4,936,355

		37,871,446

Ireland (1.0%)
CRH plc	190,266	5,284,521
Experian plc	414,900	3,491,076
Julius Baer Holding AG (Registered)	193,524	9,664,061
Shire plc	194,300	3,366,043

		21,805,701

Italy (3.7%)
Ansaldo STS S.p.A.	211,100	4,321,696
Banca Popolare Societa Cooperativa	621,500	4,729,255
Enel S.p.A.	1,942,704	12,330,887
ENI S.p.A.^	535,392	13,381,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Intesa Sanpaolo S.p.A.*	2,040,900	$9,026,850
Saipem S.p.A.^	410,200	12,353,478
Telecom Italia S.p.A.	2,995,700	5,256,125
Telecom Italia S.p.A. (RNC)	1,935,900	2,379,635
UniCredit S.p.A.*	3,551,436	13,875,974

		77,655,497

Japan (19.7%)
Aeon Co., Ltd.^	323,500	3,095,711
Ajinomoto Co., Inc.	137,000	1,372,060
Asahi Breweries Ltd.	245,600	4,492,566
Asics Corp.	367,000	3,413,858
Astellas Pharma, Inc.	99,500	4,090,180
Canon, Inc.	234,900	9,499,103
Central Japan Railway Co.	333	2,392,748
Chubu Electric Power Co., Inc.	124,400	3,021,133
Chugai Pharmaceutical Co., Ltd.^	124,800	2,581,781
Denso Corp.^	299,100	8,796,569
DIC Corp.	5,178,000	7,383,546
East Japan Railway Co.	98,700	7,103,013
Fast Retailing Co., Ltd.	28,200	3,568,785
Fujifilm Holdings Corp.	260,200	7,797,449
Fujitsu Ltd.^	502,000	3,282,727
Furukawa Electric Co., Ltd.^	526,000	2,138,807
Honda Motor Co., Ltd.	318,500	9,810,645
ITOCHU Corp.	646,000	4,281,959
Japan Tobacco, Inc.	1,295	4,443,380
JFE Holdings, Inc.	240,400	8,248,560
Kansai Electric Power Co., Inc.^	401,700	9,710,789
Kao Corp.	160,700	3,974,311
KDDI Corp.	1,136	6,403,565
Keyence Corp.	36,300	7,756,186
Kirin Holdings Co., Ltd.	573,000	8,783,468
Konica Minolta Holdings, Inc.	334,000	3,166,423
Kubota Corp.^	395,000	3,287,083
Kyocera Corp.	33,900	3,145,848
Kyushu Electric Power Co., Inc.^	70,200	1,591,456
Mediceo Paltac Holdings Co., Ltd.	207,900	2,925,168
Mitsubishi Chemical Holdings Corp.	650,500	2,703,019
Mitsubishi Corp.	564,200	11,414,106
Mitsubishi Estate Co., Ltd.	225,000	3,539,241
Mitsubishi Gas Chemical Co., Inc.^	688,000	3,740,255
Mitsubishi Heavy Industries Ltd.^	531,000	2,011,252
Mitsubishi Materials Corp.*	1,096,000	3,027,995
Mitsubishi Tanabe Pharma Corp.	325,000	4,333,816
Mitsubishi UFJ Financial Group, Inc.	1,920,800	10,313,882
Mitsui & Co., Ltd.	686,400	8,977,147
Mitsui Chemicals, Inc.^	1,115,000	3,974,823
Mitsui Fudosan Co., Ltd.	340,000	5,753,467
Murata Manufacturing Co., Ltd.^	82,800	3,929,460
Namco Bandai Holdings, Inc.^	633,700	6,487,721
NGK Insulators Ltd.^	169,000	3,916,003
NGK Spark Plug Co., Ltd.	267,000	3,408,701
Nintendo Co., Ltd.^	29,300	7,507,380
Nippon Electric Glass Co., Ltd.^	245,000	2,235,337
Nippon Shokubai Co., Ltd.	380,000	3,365,454
Nippon Steel Corp.	1,145,000	4,183,813
Nippon Telegraph & Telephone Corp.	207,200	9,602,317
Nippon Yusen KK	1,288,000	4,978,956
Nissan Motor Co., Ltd.*	1,826,700	12,352,330
NTT DoCoMo, Inc.	3,392	5,418,736
NTT Urban Development Corp.	3,424	3,143,069
OJI Paper Co., Ltd.^	288,000	1,299,393
ORIX Corp.^	38,750	2,365,621
Panasonic Corp.^	266,100	$3,921,911
Pigeon Corp.^	137,400	5,464,468
Point, Inc.	52,190	3,453,558
Ricoh Co., Ltd.^	159,000	2,316,850
Seven & I Holdings Co., Ltd.	165,800	3,971,147
Sharp Corp.^	626,000	6,959,817
Shimamura Co., Ltd.	50,300	4,936,701
Softbank Corp.^	151,300	3,325,516
Sony Corp.	258,800	7,654,587
Sumitomo Corp.	235,100	2,422,631
Sumitomo Metal Mining Co., Ltd.	405,000	6,650,365
Sumitomo Mitsui Financial Group, Inc.^	217,700	7,590,943
Sumitomo Realty & Development Co., Ltd.^	237,000	4,337,893
Takeda Pharmaceutical Co., Ltd.	173,800	7,241,263
Tohoku Electric Power Co., Inc.^	78,700	1,753,467
Tokio Marine Holdings, Inc.	132,700	3,843,592
Tokyo Electric Power Co., Inc.	330,100	8,660,230
Tokyo Gas Co., Ltd.	1,115,000	4,633,153
Tokyo Tatemono Co., Ltd.	710,000	3,472,289
Toshiba Corp.*^	1,318,000	6,915,591
Tosoh Corp.	1,572,000	3,975,313
Toyota Motor Corp.	553,500	22,012,978
Unicharm Corp.	52,000	4,935,554
West Japan Railway Co.^	680	2,575,614

		418,567,602

Luxembourg (1.8%)
ArcelorMittal S.A.^	580,046	21,687,104
SES S.A. (FDR)	314,500	7,133,465
Tenaris S.A.	504,190	8,986,482

		37,807,051

Netherlands (4.6%)
ASML Holding N.V.^	170,300	5,009,091
ING Groep N.V. (CVA)*	445,595	7,955,150
Koninklijke (Royal) KPN N.V.^	358,500	5,946,465
Koninklijke Ahold N.V.	419,720	5,048,701
Nutreco Holding N.V.^	123,700	6,016,985
Randstad Holding N.V.*^	148,100	6,396,554
Royal Dutch Shell plc, Class A	1,111,908	31,747,552
Royal Dutch Shell plc, Class B	306,068	8,491,515
TNT N.V.	85,485	2,294,233
Unilever N.V. (CVA)^	662,200	19,085,053

		97,991,299

New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	1,681,200	3,248,109

Norway (0.9%)
StatoilHydro ASA	620,602	13,956,856
Tandberg ASA^	232,800	5,574,045

		19,530,901

Papua New Guinea (0.2%)
Oil Search Ltd.	626,300	3,563,766

Singapore (0.3%)
DBS Group Holdings Ltd.	225,000	2,121,180
United Overseas Bank Ltd.	370,000	4,407,482

		6,528,662

Spain (4.9%)
ACS Actividades de Construccion y Servicios S.A.	37,100	1,934,906
Banco Bilbao Vizcaya Argentaria S.A.^	743,603	13,199,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Santander S.A.	2,427,289	$39,071,707
Gamesa Corp. Tecnologica S.A.	244,870	5,486,040
Iberdrola S.A.	758,400	7,441,240
Inditex S.A.	81,790	4,692,943
Telefonica S.A.	1,192,619	32,906,104

		104,732,217

Sweden (2.0%)
Atlas Copco AB, Class A^	310,446	3,998,946
Electrolux AB, Class B*^	158,100	3,617,226
Hennes & Mauritz AB, Class B^	121,250	6,809,208
Nordea Bank AB^	488,470	4,918,788
SKF AB, Class B^	300,000	4,712,143
Svenska Handelsbanken AB, Class A^	91,900	2,346,490
Telefonaktiebolaget LM Ericsson, Class B	886,000	8,896,412
TeliaSonera AB	480,000	3,153,478
Volvo AB, Class B	345,500	3,196,619

		41,649,310

Switzerland (7.1%)
Adecco S.A. (Registered)^	113,300	6,024,153
Cie Financiere Richemont S.A., Class A	151,500	4,280,537
Credit Suisse Group AG (Registered)	477,614	26,500,825
Nestle S.A. (Registered)	707,312	30,140,787
Novartis AG (Registered)	314,790	15,750,132
Roche Holding AG	162,758	26,307,020
Swiss Reinsurance Co., Ltd.	73,692	3,326,558
Syngenta AG (Registered)	32,857	7,549,215
UBS AG (Registered)*	571,410	10,459,952
Xstrata plc*	946,730	13,957,578
Zurich Financial Services AG	22,440	5,337,701

		149,634,458

United Kingdom (20.6%)
Anglo American plc*	288,400	9,185,866
AstraZeneca plc	572,261	25,644,232
Aviva plc	1,055,464	7,558,505
BAE Systems plc	1,300,177	7,255,949
Barclays plc*	3,365,900	19,903,088
BG Group plc	980,133	17,026,763
BHP Billiton plc	556,444	15,188,919
BP plc	3,606,936	31,877,269
British American Tobacco plc	168,400	5,282,992
BT Group plc	2,765,530	5,745,651
Carnival plc	299,300	10,197,917
Centrica plc	3,392,300	13,640,253
Charter International plc	439,300	4,816,182
Cookson Group plc*	887,600	5,831,527
Debenhams plc	2,736,400	3,321,428
Drax Group plc	449,400	3,386,354
GlaxoSmithKline plc	1,061,538	20,858,430
HSBC Holdings plc	3,575,900	40,996,290
Inchcape plc*	7,774,200	3,497,451
J Sainsbury plc	583,700	3,031,730
Kingfisher plc	1,622,600	5,520,834
Lloyds Banking Group plc*	5,841,947	9,681,751
Man Group plc	1,197,016	6,335,893
Mitchells & Butlers plc*	848,500	3,521,611
National Grid plc	528,100	5,097,657
Next plc	141,000	4,038,078
Premier Foods plc*	8,441,200	5,665,928
Reckitt Benckiser Group plc	175,227	8,563,594
Reed Elsevier plc	310,400	2,323,076
Rentokil Initial plc*	1,700,500	3,095,408
Rio Tinto plc	465,450	$19,849,875
Rolls-Royce Group plc*	745,500	5,609,209
RSA Insurance Group plc	1,340,696	2,866,843
Standard Chartered plc	999,541	24,632,162
Taylor Wimpey plc*	5,059,500	3,405,756
Tesco plc	2,321,635	14,826,443
Thomas Cook Group plc	1,178,000	4,373,328
TUI Travel plc	640,500	2,606,124
Tullow Oil plc	319,720	5,763,635
Unilever plc	182,926	5,197,862
Vodafone Group plc	12,058,378	27,018,078
Wolseley plc*	268,896	6,476,124
WPP plc	750,000	6,436,549

		437,152,614

Total Common Stocks (99.1%) (Cost $1,997,463,831)		2,100,487,721

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
BNP Paribas, expiring 10/13/09* (Cost $—)	316,137	684,676

	Number of Warrants	Value (Note 1)
WARRANT:
Italy (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*^ (Cost $—)	121,900	14,520

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.8%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09(r)(v)	$66,346,927	66,346,927
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09(h)(l)(s)	10,000,000	1,675,000
MassMutual Global Funding II
0.40%, 3/26/10(l)	10,000,000	9,941,210
Monumental Global Funding II
0.40%, 3/26/10(l)	24,000,000	23,567,208

Total Short-Term Investments of Cash Collateral for Securities Loaned		101,530,345

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 10/1/09	18,736,740	18,736,740

Total Short-Term Investments (5.7%) (Cost/Amortized Cost $129,083,667)		120,267,085

Total Investments (104.8%) (Cost/Amortized Cost $2,126,547,498)		2,221,454,002
Other Assets Less Liabilities (-4.8%)		(101,234,632)

Net Assets (100%)		$2,120,219,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% - 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% - 7.500%, maturing 12/1/18 to 3/1/48.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

FDR — Finnish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		11.2%
Consumer Staples		9.2
Energy		9.2
Financials
Capital Markets	3.9%
Commercial Banks	15.4
Consumer Finance	0.1
Diversified Financial Services	0.9
Insurance	2.9
Real Estate Investment Trusts (REITs)	0.5
Real Estate Management & Development	1.5
Total Financials		25.2
Health Care		8.5
Industrials		9.5
Information Technology		5.3
Materials		9.1
Telecommunication Services		6.5
Utilities		5.4
Cash and Other		0.9

		100.0%

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/15/09	84,308	72,374	$73,907,766	$72,374,203	$1,533,563
European Union vs. U.S. Dollar, expiring 12/15/09	39,844	58,117	58,303,858	58,116,857	187,001
New Zealand Dollar vs. U.S. Dollar, expiring 12/15/09	26,748	18,575	19,218,438	18,574,881	643,557
Norwegian Krone vs. U.S. Dollar, expiring 12/15/09	253,707	43,000	43,814,920	43,000,093	814,827
Swedish Krona vs. U.S. Dollar, expiring 12/15/09	203,532	29,861	29,210,521	29,860,915	(650,394)

					$2,528,554

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 12/15/09	58,365	35,186	$58,365,481	$56,220,308	$2,145,173
Canadian Dollar vs. U.S. Dollar, expiring 12/15/09	28,260	30,448	28,260,103	28,440,039	(179,936)
Japanese Yen vs. U.S. Dollar, expiring 12/15/09	13,252	1,215,181	13,252,409	13,544,197	(291,788)
Japanese Yen vs. U.S. Dollar, expiring 12/15/09	12,141	1,166,691	12,141,017	13,003,736	(862,719)
Swedish Krona vs. U.S. Dollar, expiring 12/15/09	36,281	253,848	36,281,104	36,431,778	(150,674)
Swiss Franc vs. U.S. Dollar, expiring 12/15/09	66,625	69,204	66,624,948	66,814,707	(189,759)

					$470,297

					$2,998,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$2,395,186	$233,991,785	$—	$236,386,971
Consumer Staples	—	194,852,885	—	194,852,885
Energy	18,761,723	175,462,519	—	194,224,242
Financials	3,171,046	530,776,755	—	533,947,801
Health Care	—	180,103,328	—	180,103,328
Industrials	9,798,958	192,320,384	—	202,119,342
Information Technology	3,501,876	108,936,689	—	112,438,565
Materials	4,468,052	188,672,897	—	193,140,949
Telecommunication Services	—	138,217,841	—	138,217,841
Utilities	—	115,055,797	—	115,055,797
Forward Currency Contracts	—	5,324,121	—	5,324,121
Rights
Financials	—	684,676	—	684,676
Short-Term Investments	—	120,267,085	—	120,267,085
Warrants
Financials	—	14,520	—	14,520

Total Asset	$42,096,841	$2,184,681,282	$—	$2,226,778,123

Liability:
Forward Currency Contracts	$—	$(2,325,270)	$—	$(2,325,270)

Total Liability	$—	$(2,325,270)	$—	$(2,325,270)

Total	$42,096,841	$2,182,356,012	$—	$2,224,452,853

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Financials	Investments in Securities- Industrials	Investments in Securities- Telecommunication Services
Balance as of 12/31/08	$17,959,048	$5,464,876	$7,165,847
Total gains or losses (realized/unrealized) included in earnings	—	—	—
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	(17,959,048)	(5,464,876)	(7,165,847)

Balance as of 9/30/09	$—	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,134,205,557
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,043,816,309

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,349,735
Aggregate gross unrealized depreciation	(195,028,944)

Net unrealized appreciation	$77,320,791

Federal income tax cost of investments	$2,144,133,211

At September 30, 2009, the Portfolio had loaned securities with a total value of $105,544,923. This was secured by collateral of $110,346,927, which was received as cash and subsequently invested in short-term investments currently valued at $101,530,345, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $123,449,981 of which $12,792,555 expires in the year 2010, and $110,657,426 expires in the year 2016. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.^	47,100	$333,468
ArvinMeritor, Inc.	50,600	395,692
Cooper Tire & Rubber Co.	36,500	641,670
Dana Holding Corp.*	64,600	439,926
Dorman Products, Inc.*	5,300	79,606
Drew Industries, Inc.*^	18,900	409,941
Exide Technologies, Inc.*^	45,900	365,823
Fuel Systems Solutions, Inc.*^	7,400	266,326
Modine Manufacturing Co.	32,900	304,983
Raser Technologies, Inc.*^	41,500	63,495
Standard Motor Products, Inc.	21,900	332,880
Superior Industries International, Inc.	10,800	153,360
Tenneco, Inc.*	30,500	397,720
Wonder Auto Technology, Inc.*^	16,400	196,800

		4,381,690

Automobiles (0.0%)
Winnebago Industries, Inc.*	19,800	291,258

Distributors (0.6%)
Audiovox Corp., Class A*	24,200	165,770
Core-Mark Holding Co., Inc.*^	10,600	303,160
LKQ Corp.*	368,600	6,833,844

		7,302,774

Diversified Consumer Services (2.0%)
American Public Education, Inc.*	12,150	422,091
Bridgepoint Education, Inc.*	9,300	141,918
Capella Education Co.*^	9,750	656,565
ChinaCast Education Corp.*	21,900	159,213
Coinstar, Inc.*^	18,750	618,375
Corinthian Colleges, Inc.*^	483,000	8,964,480
Grand Canyon Education, Inc.*	12,641	225,389
Jackson Hewitt Tax Service, Inc.	22,000	112,200
K12, Inc.*^	15,800	260,384
Learning Tree International, Inc.*	11,000	125,290
Mac-Gray Corp.*	11,700	126,126
Matthews International Corp., Class A	18,200	643,916
Pre-Paid Legal Services, Inc.*	3,800	193,040
Princeton Review, Inc.*	21,300	89,460
Regis Corp.	36,810	570,555
Sotheby’s, Inc.^	40,800	702,984
Steiner Leisure Ltd.*^	7,600	271,776
Stewart Enterprises, Inc., Class A^	54,300	283,989
Strayer Education, Inc.	34,200	7,444,656
Universal Technical Institute, Inc.*^	13,200	260,040

		22,272,447

Hotels, Restaurants & Leisure (2.1%)
AFC Enterprises, Inc.*	300	2,526
Ambassadors Group, Inc.	16,227	253,952
Ameristar Casinos, Inc.	16,200	255,636
Bally Technologies, Inc.*	36,300	1,392,831
BJ’s Restaurants, Inc.*^	11,400	170,886
Bob Evans Farms, Inc.^	18,700	543,422
Buffalo Wild Wings, Inc.*	10,300	428,583
California Pizza Kitchen, Inc.*^	14,400	224,928
CEC Entertainment, Inc.*	15,400	398,244
Cheesecake Factory, Inc.*^	36,200	670,424
Churchill Downs, Inc.	4,400	169,400
CKE Restaurants, Inc.	34,600	$362,954
Cracker Barrel Old Country Store, Inc.	13,300	457,520
Denny’s Corp.*	84,812	225,600
DineEquity, Inc.^	11,300	279,675
Domino’s Pizza, Inc.*	28,500	251,940
Dover Downs Gaming & Entertainment, Inc.	39,900	227,430
Einstein Noah Restaurant Group, Inc.*^	500	6,020
Gaylord Entertainment Co.*^	26,700	536,670
Interval Leisure Group, Inc.*	26,500	330,720
Isle of Capri Casinos, Inc.*^	12,100	142,659
Jack in the Box, Inc.*	38,700	792,963
Landry’s Restaurants, Inc.*	10,600	111,300
Life Time Fitness, Inc.*^	27,000	757,350
Luby’s, Inc.*^	21,600	90,720
Marcus Corp.	17,900	228,941
Morgans Hotel Group Co.*	33,100	179,402
Orient-Express Hotels Ltd., Class A^	652,200	7,506,822
P.F. Chang’s China Bistro, Inc.*^	14,500	492,565
Papa John’s International, Inc.*	12,033	295,651
Peet’s Coffee & Tea, Inc.*	6,600	186,318
Pinnacle Entertainment, Inc.*	39,600	403,524
Red Robin Gourmet Burgers, Inc.*	9,600	196,032
Ruby Tuesday, Inc.*	33,800	284,596
Shuffle Master, Inc.*	32,300	304,266
Sonic Corp.*^	37,500	414,750
Steak n Shake Co.*^	17,400	204,798
Texas Roadhouse, Inc., Class A*^	32,100	340,902
Vail Resorts, Inc.*	18,700	627,198
WMS Industries, Inc.*	67,700	3,016,712

		23,766,830

Household Durables (1.4%)
American Greetings Corp., Class A	26,400	588,720
Beazer Homes USA, Inc.*	13,600	76,024
Blyth, Inc.	3,800	147,174
Cavco Industries, Inc.*^	3,900	138,450
Ethan Allen Interiors, Inc.^	14,900	245,850
Furniture Brands International, Inc.*	54,700	302,491
Helen of Troy Ltd.*	19,600	380,828
Hovnanian Enterprises, Inc., Class A*^	33,100	127,104
iRobot Corp.*^	14,519	178,729
La-Z-Boy, Inc.	36,000	311,400
M/I Homes, Inc.*	16,000	217,440
Meritage Homes Corp.*	20,100	408,030
National Presto Industries, Inc.	3,578	309,533
Ryland Group, Inc.	24,800	522,536
Standard Pacific Corp.*	77,100	284,499
Tempur-Pedic International, Inc.*	519,100	9,831,754
Tupperware Brands Corp.	41,700	1,664,664
Universal Electronics, Inc.*	8,600	175,612

		15,910,838

Internet & Catalog Retail (0.8%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	113,850
Blue Nile, Inc.*	8,700	540,444
Drugstore.Com, Inc.*	500	1,215
Gaiam, Inc., Class A*	1,800	12,564
HSN, Inc.*	26,600	433,048
Netflix, Inc.*^	154,100	7,114,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NutriSystem, Inc.^	19,800	$302,148
Overstock.com, Inc.*^	400	5,868
PetMed Express, Inc.^	11,200	211,120
Shutterfly, Inc.*	13,500	224,505
Stamps.com, Inc.*	11,900	110,075
Ticketmaster Entertainment, Inc.*	25,200	294,588

		9,364,222

Leisure Equipment & Products (0.4%)
Brunswick Corp.^	57,300	686,454
Callaway Golf Co.^	43,800	333,318
Eastman Kodak Co.^	179,600	858,488
JAKKS Pacific, Inc.*	18,700	267,784
Leapfrog Enterprises, Inc.*^	38,800	159,468
Polaris Industries, Inc.^	19,200	782,976
Pool Corp.^	28,000	622,160
RC2 Corp.*	11,900	169,575
Smith & Wesson Holding Corp.*^	24,600	128,658
Sturm Ruger & Co., Inc.^	12,800	165,632

		4,174,513

Media (1.3%)
Arbitron, Inc.^	17,800	369,528
Ascent Media Corp., Class A*	9,400	240,640
Belo Corp., Class A	57,600	311,616
Cinemark Holdings, Inc.	24,065	249,314
CKX, Inc.*	33,275	223,275
Crown Media Holdings, Inc., Class A*	60,100	93,756
Dolan Media Co.*	15,800	189,442
Fisher Communications, Inc.*	130	2,363
Harte-Hanks, Inc.^	23,800	329,154
Knology, Inc.*	22,900	223,275
Lamar Advertising Co., Class A*^	49,600	1,361,024
LIN TV Corp., Class A*	1,500	7,095
Live Nation, Inc.*	56,000	458,640
Mediacom Communications Corp., Class A*	31,000	178,560
National CineMedia, Inc.	503,800	8,549,486
RCN Corp.*	20,100	186,930
Rentrak Corp.*	9,100	162,526
Scholastic Corp.	15,600	379,704
Sinclair Broadcast Group, Inc., Class A	50,300	180,074
Valassis Communications, Inc.*	30,900	552,492
Value Line, Inc.	6,000	185,220
World Wrestling Entertainment, Inc., Class A^	14,200	198,942

		14,633,056

Multiline Retail (0.9%)
99 Cents Only Stores*^	31,000	416,950
Dillard’s, Inc., Class A^	31,100	438,510
Dollar Tree, Inc.*	180,800	8,801,344
Fred’s, Inc., Class A	25,800	328,434
Retail Ventures, Inc.*	1,400	7,378
Saks, Inc.*^	79,600	542,872

		10,535,488

Specialty Retail (5.3%)
American Eagle Outfitters, Inc.	382,500	6,448,950
America’s Car-Mart, Inc.*	300	7,185
AnnTaylor Stores Corp.*	39,200	622,888
Asbury Automotive Group, Inc.*	26,300	333,484
Big 5 Sporting Goods Corp.^	17,350	261,985
Brown Shoe Co., Inc.	27,000	216,540
Buckle, Inc.^	17,100	583,794
Build-A-Bear Workshop, Inc.*	2,900	14,123
Cabela’s, Inc.*^	25,500	$340,170
CarMax, Inc.*^	333,900	6,978,510
Cato Corp., Class A	17,800	361,162
Charlotte Russe Holding, Inc.*	18,100	316,750
Charming Shoppes, Inc.*^	74,241	364,523
Children’s Place Retail Stores, Inc.*^	15,945	477,712
Christopher & Banks Corp.	26,600	180,082
Citi Trends, Inc.*	8,400	239,148
Coldwater Creek, Inc.*^	36,927	302,802
Collective Brands, Inc.*^	46,800	811,044
Dick’s Sporting Goods, Inc.*	321,400	7,199,360
Dress Barn, Inc.*^	24,897	446,403
DSW, Inc., Class A*	400	6,388
Finish Line, Inc., Class A	22,300	226,568
Genesco, Inc.*	12,900	310,503
Group 1 Automotive, Inc.^	13,700	367,845
Gymboree Corp.*	18,578	898,804
Haverty Furniture Cos., Inc.*	21,300	251,553
Hibbett Sports, Inc.*^	15,648	285,263
HOT Topic, Inc.*	28,800	215,712
J. Crew Group, Inc.*^	231,900	8,306,658
Jo-Ann Stores, Inc.*	16,500	442,695
JoS. A. Bank Clothiers, Inc.*^	11,400	510,378
Lithia Motors, Inc., Class A	17,900	279,061
Lumber Liquidators, Inc.*^	12,300	266,787
Men’s Wearhouse, Inc.	34,900	862,030
Monro Muffler Brake, Inc.	10,700	340,153
New York & Co., Inc.*	6,100	31,232
OfficeMax, Inc.*	51,100	642,838
Pacific Sunwear of California, Inc.*^	49,500	254,925
PEP Boys-Manny, Moe & Jack^	31,700	309,709
Pier 1 Imports, Inc.*	90,700	351,009
Rent-A-Center, Inc.*	44,000	830,720
REX Stores Corp.*	13,400	146,060
Ross Stores, Inc.^	162,300	7,753,071
Sally Beauty Holdings, Inc.*^	59,000	419,490
Sonic Automotive, Inc., Class A^	16,900	177,450
Stage Stores, Inc.	18,900	244,944
Stein Mart, Inc.*	18,500	235,135
Syms Corp.*^	7,591	61,411
Systemax, Inc.*^	10,200	123,726
Talbots, Inc.^	19,295	178,093
Tractor Supply Co.*^	24,000	1,162,080
Ulta Salon Cosmetics & Fragrance, Inc.*	17,600	290,576
Wet Seal, Inc., Class A*	43,400	164,052
Williams-Sonoma, Inc.	330,400	6,683,992
Zale Corp.*^	18,300	130,845
Zumiez, Inc.*^	16,356	268,402

		60,536,773

Textiles, Apparel & Luxury Goods (1.7%)
American Apparel, Inc.*	32,700	114,777
Carter’s, Inc.*	273,700	7,307,790
Columbia Sportswear Co.^	8,000	329,280
Crocs, Inc.*	77,700	516,705
Deckers Outdoor Corp.*	8,800	746,680
FGX International Holdings Ltd.*	10,900	152,055
Fossil, Inc.*	31,400	893,330
Fuqi International, Inc.*^	6,300	184,464
Iconix Brand Group, Inc.*	46,000	573,620
Jones Apparel Group, Inc.	57,200	1,025,596
Kenneth Cole Productions, Inc., Class A^	14,600	146,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
K-Swiss, Inc., Class A	17,700	$155,583
Liz Claiborne, Inc.^	63,700	314,041
Lululemon Athletica, Inc.*	27,186	618,482
Maidenform Brands, Inc.*	12,300	197,538
Movado Group, Inc.^	11,400	165,642
Perry Ellis International, Inc.*	10,500	168,420
Quiksilver, Inc.*	97,100	267,025
Skechers U.S.A., Inc., Class A*	21,500	368,510
Steven Madden Ltd.*	11,500	423,315
Timberland Co., Class A*	26,419	367,752
True Religion Apparel, Inc.*^	13,700	355,241
Under Armour, Inc., Class A*	19,900	553,817
Unifi, Inc.*	31,300	100,160
UniFirst Corp.	9,400	417,830
Volcom, Inc.*^	13,100	215,888
Warnaco Group, Inc.*^	29,700	1,302,642
Wolverine World Wide, Inc.^	34,600	859,464

		18,842,085

Total Consumer Discretionary		192,011,974

Consumer Staples (2.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,700	174,276
Coca-Cola Bottling Co. Consolidated	2,800	135,604
Heckmann Corp.*	53,600	245,488
National Beverage Corp.*^	12,800	147,328

		702,696

Food & Staples Retailing (0.4%)
Andersons, Inc.	11,800	415,360
Arden Group, Inc., Class A	1,022	122,129
Casey’s General Stores, Inc.	32,700	1,026,126
Great Atlantic & Pacific Tea Co., Inc.*	27,100	241,461
Ingles Markets, Inc., Class A	8,500	134,555
Nash Finch Co.^	8,600	235,124
Pantry, Inc.*	15,000	235,200
Pricesmart, Inc.	7,200	135,000
Ruddick Corp.^	27,000	718,740
Spartan Stores, Inc.	10,300	145,539
Susser Holdings Corp.*	8,600	108,102
United Natural Foods, Inc.*	28,700	686,504
Village Super Market, Inc., Class A	7,101	209,266
Weis Markets, Inc.	7,400	236,430
Winn-Dixie Stores, Inc.*^	33,700	442,144

		5,091,680

Food Products (1.3%)
AgFeed Industries, Inc.*^	30,800	164,472
Alico, Inc.^	8,700	255,693
American Dairy, Inc.*	7,000	198,310
American Italian Pasta Co., Class A*	14,000	380,520
B&G Foods, Inc., Class A	400	3,276
Calavo Growers, Inc.^	7,600	144,248
Cal-Maine Foods, Inc.^	9,100	243,607
Chiquita Brands International, Inc.*	28,100	454,096
Darling International, Inc.*	53,300	391,755
Diamond Foods, Inc.	10,400	329,888
Farmer Bros Co.	6,932	143,493
Fresh Del Monte Produce, Inc.*	24,600	556,206
Green Mountain Coffee Roasters, Inc.*^	99,700	7,361,848
Hain Celestial Group, Inc.*^	27,243	522,248
HQ Sustainable Maritime Industries, Inc.*	500	4,400
J&J Snack Foods Corp.	9,000	$388,710
Lancaster Colony Corp.	13,000	666,510
Lance, Inc.	16,400	423,448
Lifeway Foods, Inc.*^	11,200	123,088
Omega Protein Corp.*	1,800	8,730
Sanderson Farms, Inc.^	13,600	511,904
Seneca Foods Corp., Class A*	6,000	164,400
Smart Balance, Inc.*^	40,700	249,898
Synutra International, Inc.*	11,500	157,665
Tootsie Roll Industries, Inc.^	15,136	359,934
TreeHouse Foods, Inc.*	20,000	713,400
Zhongpin, Inc.*^	11,600	170,752

		15,092,499

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	380,364
WD-40 Co.	10,700	303,880

		684,244

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*^	29,100	141,426
Bare Escentuals, Inc.*	44,300	526,727
Chattem, Inc.*	13,000	863,330
China Sky One Medical, Inc.*^	7,700	101,563
Elizabeth Arden, Inc.*^	13,200	155,364
Mannatech, Inc.^	18,600	71,238
Medifast, Inc.*	8,200	178,104
Nu Skin Enterprises, Inc., Class A	39,500	731,935
Prestige Brands Holdings, Inc.*	30,045	211,517
Revlon, Inc., Class A*^	32,000	155,520
Schiff Nutrition International, Inc.	14,300	74,503
USANA Health Sciences, Inc.*	5,200	177,372

		3,388,599

Tobacco (0.1%)
Alliance One International, Inc.*	41,900	187,712
Star Scientific, Inc.*^	43,200	40,176
Universal Corp.^	17,400	727,668
Vector Group Ltd.	22,785	354,990

		1,310,546

Total Consumer Staples		26,270,264

Energy (5.3%)
Energy Equipment & Services (2.6%)
Allis-Chalmers Energy, Inc.*^	34,011	148,288
Basic Energy Services, Inc.*	19,500	165,555
Bolt Technology Corp.*	14,500	182,265
Bristow Group, Inc.*	19,501	578,985
Bronco Drilling Co., Inc.*^	19,900	130,345
Cal Dive International, Inc.*	30,000	296,700
CARBO Ceramics, Inc.^	11,900	613,445
Complete Production Services, Inc.*^	555,500	6,277,150
Dawson Geophysical Co.*	6,300	172,494
Dril-Quip, Inc.*^	20,100	997,764
ENGlobal Corp.*	1,400	5,768
FMC Technologies, Inc.*^	86,300	4,508,312
Global Industries Ltd.*	66,800	634,600
GulfMark Offshore, Inc.*^	14,200	464,908
Hercules Offshore, Inc.*^	58,900	289,199
Hornbeck Offshore Services, Inc.*^	15,200	418,912
ION Geophysical Corp.*^	64,200	225,984
Key Energy Services, Inc.*	82,700	719,490
Lufkin Industries, Inc.^	9,200	489,256
Matrix Service Co.*	15,100	164,137
NATCO Group, Inc., Class A*	13,100	580,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Newpark Resources, Inc.*	42,400	$136,104
Oceaneering International, Inc.*	74,900	4,250,575
Parker Drilling Co.*	77,700	424,242
PHI, Inc.*	10,200	206,856
Pioneer Drilling Co.*	26,000	190,840
RPC, Inc.^	19,800	207,504
Superior Energy Services, Inc.*	212,900	4,794,508
T-3 Energy Services, Inc.*	9,100	179,270
TETRA Technologies, Inc.*	50,400	488,376
Union Drilling, Inc.*	15,800	120,712
Willbros Group, Inc.*^	25,200	383,796

		29,446,408

Oil, Gas & Consumable Fuels (2.7%)
Alon USA Energy, Inc.^	11,300	112,209
Apco Oil and Gas International, Inc.	11,191	256,498
Approach Resources, Inc.*	11,600	105,328
Arena Resources, Inc.*^	24,300	862,650
Atlas Energy, Inc.	22,600	611,782
ATP Oil & Gas Corp.*^	25,300	452,617
Berry Petroleum Co., Class A^	28,100	752,518
Bill Barrett Corp.*	25,700	842,703
BPZ Resources, Inc.*	59,700	448,944
Brigham Exploration Co.*^	53,500	485,780
Cabot Oil & Gas Corp.	136,300	4,872,725
Carrizo Oil & Gas, Inc.*^	17,900	438,371
Cheniere Energy, Inc.*^	33,500	98,155
Clayton Williams Energy, Inc.*	7,800	234,936
Clean Energy Fuels Corp.*^	21,500	309,815
Concho Resources, Inc.*	85,900	3,119,888
Contango Oil & Gas Co.*	7,207	367,989
Crosstex Energy, Inc.	42,000	221,760
CVR Energy, Inc.*	14,500	180,380
Delek U.S. Holdings, Inc.^	14,400	123,408
Delta Petroleum Corp.*	104,000	182,000
DHT Maritime, Inc.^	23,000	86,480
Endeavour International Corp.*	133,700	161,777
Evergreen Energy, Inc.*	106,900	66,278
General Maritime Corp.^	27,984	216,596
GeoResources, Inc.*	15,400	170,170
GMX Resources, Inc.*^	12,800	201,088
Golar LNG Ltd.	22,100	244,426
Goodrich Petroleum Corp.*^	14,800	381,988
Gran Tierra Energy, Inc.*	127,537	530,554
Gulfport Energy Corp.*	21,300	186,162
International Coal Group, Inc.*	83,200	335,296
James River Coal Co.*	14,300	273,273
Knightsbridge Tankers Ltd.	10,800	140,832
McMoRan Exploration Co.*	41,700	314,835
Newfield Exploration Co.*	131,400	5,592,384
Nordic American Tanker Shipping Ltd.^	27,400	810,492
Northern Oil and Gas, Inc.*^	26,400	221,760
Oilsands Quest, Inc.*^	111,700	126,221
Panhandle Oil and Gas, Inc., Class A	5,800	123,888
Patriot Coal Corp.*	42,800	503,328
Penn Virginia Corp.	27,500	630,025
Petroleum Development Corp.*	9,300	173,538
PetroQuest Energy, Inc.*^	38,600	250,514
Rex Energy Corp.*	27,200	227,120
Rosetta Resources, Inc.*	33,400	490,646
Ship Finance International Ltd.	27,200	334,288
Stone Energy Corp.*	32,600	531,706
Swift Energy Co.*	23,800	563,584
Teekay Tankers Ltd., Class A^	2,700	$22,545
USEC, Inc.*^	71,800	336,742
VAALCO Energy, Inc.*	27,900	128,340
Venoco, Inc.*	15,900	183,009
W&T Offshore, Inc.^	22,700	265,817
Warren Resources, Inc.*	85,129	251,982
Western Refining, Inc.*	14,100	90,945
Westmoreland Coal Co.*	500	4,065
World Fuel Services Corp.^	18,900	908,523

		31,161,673

Total Energy		60,608,081

Financials (13.2%)
Capital Markets (4.1%)
Affiliated Managers Group, Inc.*^	96,000	6,240,960
Allied Capital Corp.	119,600	367,172
American Capital Ltd.^	180,600	583,338
Apollo Investment Corp.	103,900	992,245
Ares Capital Corp.	64,100	706,382
BGC Partners, Inc., Class A	42,200	180,616
BlackRock Kelso Capital Corp.	25,900	192,178
Broadpoint Gleacher Securities, Inc.*^	29,370	244,946
Capital Southwest Corp.^	2,507	192,412
Cohen & Steers, Inc.	10,866	260,784
Diamond Hill Investment Group, Inc.*	1,900	110,143
Duff & Phelps Corp., Class A	9,250	177,230
E*TRADE Financial Corp.*	923,870	1,616,772
Evercore Partners, Inc., Class A	10,100	295,122
FBR Capital Markets Corp.*	22,400	132,832
GAMCO Investors, Inc., Class A	3,800	173,660
GFI Group, Inc.	42,981	310,753
Gladstone Capital Corp.^	14,300	127,699
Gladstone Investment Corp.	1,000	4,850
Greenhill & Co., Inc.^	70,000	6,270,600
Hercules Technology Growth Capital, Inc.	23,795	233,667
KBW, Inc.*^	194,691	6,272,944
Knight Capital Group, Inc., Class A*	62,004	1,348,587
Lazard Ltd., Class A	212,200	8,765,982
MCG Capital Corp.*	70,100	293,719
MF Global Ltd.*	64,800	471,096
MVC Capital, Inc.	18,200	159,796
NGP Capital Resources Co.	12,453	90,409
Oppenheimer Holdings, Inc., Class A	7,900	192,365
optionsXpress Holdings, Inc.	26,900	464,832
PennantPark Investment Corp.	1,345	10,908
Penson Worldwide, Inc.*	16,500	160,710
Piper Jaffray Cos., Inc.*^	11,800	563,096
Prospect Capital Corp.^	29,061	311,243
Riskmetrics Group, Inc.*^	14,700	214,914
Sanders Morris Harris Group, Inc.	18,000	106,380
Stifel Financial Corp.*^	121,200	6,653,880
SWS Group, Inc.	11,500	165,600
Teton Advisors, Inc., Class B(b)†	54	140
Thomas Weisel Partners Group, Inc.*^	1,000	5,340
TradeStation Group, Inc.*	20,900	170,335
U.S. Global Investors, Inc., Class A	1,000	12,330
Virtus Investment Partners, Inc.*	3,495	54,557
Westwood Holdings Group, Inc.^	5,400	187,380

		46,090,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (3.2%)
1st Source Corp.	7,000	$114,100
Ameris Bancorp^	10,178	72,770
Ames National Corp.^	3,900	94,029
Arrow Financial Corp.^	6,180	168,652
BancFirst Corp.	3,400	125,562
Banco Latinoamericano de Comercio Exterior S.A., Class E^	12,900	183,438
Bank of Marin Bancorp/California^	5,400	169,182
Bank of the Ozarks, Inc.^	5,800	153,874
Banner Corp.^	12,500	34,125
Boston Private Financial Holdings, Inc.^	35,900	233,709
Bridge Bancorp, Inc.^	5,500	133,815
Bryn Mawr Bank Corp.	5,500	96,085
Camden National Corp.^	3,900	128,856
Capital City Bank Group, Inc.	9,000	127,800
Cardinal Financial Corp.	18,250	150,197
Cathay General Bancorp^	27,369	221,415
Centerstate Banks, Inc.	6,100	48,129
Central Pacific Financial Corp.^	18,200	45,864
Chemical Financial Corp.	15,100	329,029
Citizens Holding Co.	4,900	129,654
Citizens Republic Bancorp, Inc.*^	82,400	62,624
City Holding Co.^	10,500	313,005
CoBiz Financial, Inc.	28,600	142,428
Columbia Banking System, Inc.^	17,900	296,245
Community Bank System, Inc.^	18,106	330,797
Community Trust Bancorp, Inc.	10,100	264,317
CVB Financial Corp.^	54,800	415,932
East West Bancorp, Inc.^	59,100	490,530
F.N.B. Corp./Pennsylvania	73,500	522,585
Farmers Capital Bank Corp.^	4,500	80,460
Financial Institutions, Inc.	7,100	70,787
First Bancorp/North Carolina^	7,800	140,790
First Bancorp/Puerto Rico^	53,800	164,090
First Busey Corp.^	19,400	91,180
First Commonwealth Financial Corp.	60,100	341,368
First Community Bancshares, Inc./Virginia^	14,400	181,728
First Financial Bancorp	32,800	395,240
First Financial Bankshares, Inc.^	13,500	667,710
First Financial Corp./Indiana^	7,900	242,056
First Merchants Corp.	18,600	129,642
First Midwest Bancorp, Inc./Illinois^	31,800	358,386
First of Long Island Corp.^	5,900	156,881
FirstMerit Corp.	52,965	1,007,932
German American Bancorp, Inc.	9,600	148,896
Glacier Bancorp, Inc.^	40,500	605,070
Great Southern Bancorp, Inc.^	7,500	177,825
Hampton Roads Bankshares, Inc.^	19,500	56,160
Hancock Holding Co.^	18,000	676,260
Harleysville National Corp.	6,900	36,777
Heartland Financial USA, Inc.^	3,730	55,018
Home Bancshares, Inc./Arkansas	13,714	300,611
IBERIABANK Corp.^	13,300	605,948
Independent Bank Corp./Massachusetts^	13,600	300,968
International Bancshares Corp.^	33,400	544,754
Investors Bancorp, Inc.*	32,200	341,642
Lakeland Bancorp, Inc.^	10,800	81,000
Lakeland Financial Corp.	6,100	125,965
MainSource Financial Group, Inc.^	10,800	73,440
MB Financial, Inc.^	31,700	$664,749
Merchants Bancshares, Inc.^	6,900	147,384
Metro Bancorp, Inc.*^	10,300	125,351
Nara Bancorp, Inc.	20,100	139,695
National Bankshares, Inc./Virginia	5,800	147,610
National Penn Bancshares, Inc.	48,100	293,891
NBT Bancorp, Inc.^	22,900	516,166
Old National Bancorp/Indiana^	47,200	528,640
Old Second Bancorp, Inc.^	23,500	134,655
Oriental Financial Group, Inc.	22,400	284,480
Orrstown Financial Services, Inc.	3,800	146,832
Pacific Capital Bancorp N.A.^	21,700	31,248
Pacific Continental Corp.	500	5,265
PacWest Bancorp	18,400	350,520
Park National Corp.^	6,600	385,044
Peapack Gladstone Financial Corp.	13,545	217,533
Peoples Bancorp, Inc./Ohio^	5,800	75,690
Pinnacle Financial Partners, Inc.*^	21,281	270,482
Premierwest Bancorp	37,170	100,731
PrivateBancorp, Inc.	226,500	5,540,190
Prosperity Bancshares, Inc.^	30,900	1,075,011
Renasant Corp.^	10,100	149,985
Republic Bancorp, Inc./Kentucky, Class A	6,400	127,744
S&T Bancorp, Inc.^	13,201	171,085
Sandy Spring Bancorp, Inc.^	8,700	141,636
Santander BanCorp*	21,023	204,974
SCBT Financial Corp.^	8,200	230,420
Shore Bancshares, Inc.	4,700	78,631
Sierra Bancorp^	6,500	78,065
Signature Bank/New York*	23,500	681,500
Simmons First National Corp., Class A	9,400	270,814
Smithtown Bancorp, Inc.	16,800	193,872
South Financial Group, Inc.	103,400	151,998
Southside Bancshares, Inc.^	11,445	257,741
Southwest Bancorp, Inc./Oklahoma	7,800	109,512
State Bancorp, Inc./New York	8,500	71,825
StellarOne Corp.^	11,000	162,250
Sterling Bancorp/New York^	10,200	73,644
Sterling Bancshares, Inc./Texas	46,400	339,184
Suffolk Bancorp^	4,500	133,245
Sun Bancorp, Inc./New Jersey*^	13,125	69,300
Susquehanna Bancshares, Inc.^	60,800	358,112
SVB Financial Group*^	22,104	956,440
SY Bancorp, Inc.^	6,300	145,467
Texas Capital Bancshares, Inc.*	20,700	348,588
Tompkins Financial Corp.^	5,500	240,350
TowneBank/Virginia^	9,800	124,950
Trico Bancshares^	12,500	205,000
Trustmark Corp.^	38,400	731,520
UCBH Holdings, Inc.^	70,200	56,160
UMB Financial Corp.^	20,400	824,976
Umpqua Holdings Corp.	56,060	594,236
United Bankshares, Inc.^	22,200	434,898
United Community Banks, Inc./Georgia*^	26,293	131,463
Univest Corp. of Pennsylvania	10,447	226,386
Washington Trust Bancorp, Inc.^	10,300	180,456
Webster Financial Corp.	43,400	541,198
WesBanco, Inc.	16,600	256,636
West Bancorp, Inc.^	21,800	108,128
Westamerica Bancorp^	19,100	993,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Western Alliance Bancorp*^	27,500	$173,525
Wilshire Bancorp, Inc.^	16,500	121,110
Wintrust Financial Corp.^	16,100	450,156
Yadkin Valley Financial Corp.^	6,400	29,888

		36,868,767

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	40,900	229,040
Cardtronics, Inc.*^	20,200	157,964
Cash America International, Inc.	19,200	579,072
Dollar Financial Corp.*	15,100	241,902
EZCORP, Inc., Class A*^	30,300	413,898
First Cash Financial Services, Inc.*	15,400	263,802
First Marblehead Corp.*^	83,700	184,140
Nelnet, Inc., Class A*	16,800	208,992
World Acceptance Corp.*^	8,500	214,285

		2,493,095

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*^	18,300	132,675
Encore Capital Group, Inc.*	16,300	219,235
Fifth Street Finance Corp.^	13,200	144,276
Financial Federal Corp.	14,113	348,309
Life Partners Holdings, Inc.^	13,500	241,650
MarketAxess Holdings, Inc.*	20,100	242,205
Medallion Financial Corp.	15,894	132,874
PHH Corp.*	36,400	722,176
PICO Holdings, Inc.*	14,400	480,240
Portfolio Recovery Associates, Inc.*	9,900	448,767
Primus Guaranty Ltd.*^	40,600	173,362

		3,285,769

Insurance (1.6%)
Ambac Financial Group, Inc.^	217,700	365,736
American Equity Investment Life Holding Co.	28,600	200,772
American Physicians Capital, Inc.	5,200	149,812
American Physicians Service Group, Inc.	6,900	158,976
American Safety Insurance Holdings Ltd.*	7,900	124,820
AMERISAFE, Inc.*	8,900	153,525
Amtrust Financial Services, Inc.	14,800	168,868
Argo Group International Holdings Ltd.*	19,900	670,232
Assured Guaranty Ltd.^	66,880	1,298,810
Baldwin & Lyons, Inc., Class B	6,487	152,120
Citizens, Inc./Texas*	17,600	111,584
CNA Surety Corp.*	7,900	127,980
Conseco, Inc.*	123,700	650,662
Delphi Financial Group, Inc., Class A^	28,405	642,805
eHealth, Inc.*	16,600	241,032
EMC Insurance Group, Inc.	6,062	128,090
Employers Holdings, Inc.	30,900	478,332
Enstar Group, Ltd.*	4,450	277,101
First Acceptance Corp.*^	36,158	97,627
First Mercury Financial Corp.	10,000	133,200
Flagstone Reinsurance Holdings Ltd.	31,354	353,673
FPIC Insurance Group, Inc.*	3,800	127,490
Greenlight Capital Reinsurance Ltd., Class A*^	16,866	317,081
Harleysville Group, Inc.^	8,800	278,520
Hilltop Holdings, Inc.*^	24,641	302,099
Horace Mann Educators Corp.	19,200	268,224
Independence Holding Co.	9,227	$54,255
Infinity Property & Casualty Corp.	9,300	395,064
Maiden Holdings Ltd.	25,900	188,293
Max Capital Group Ltd.	37,000	790,690
Meadowbrook Insurance Group, Inc.	38,500	284,900
Montpelier Reinsurance Holdings Ltd.	61,700	1,006,944
National Financial Partners Corp.*	33,435	291,553
National Western Life Insurance Co., Class A	1,200	211,176
Navigators Group, Inc.*	7,600	418,000
Phoenix Cos., Inc.*^	69,800	226,850
Platinum Underwriters Holdings Ltd.	35,000	1,254,400
PMA Capital Corp., Class A*	22,200	126,318
Presidential Life Corp.	13,900	144,004
ProAssurance Corp.*	20,600	1,075,114
RLI Corp.^	12,000	633,360
Safety Insurance Group, Inc.	10,100	332,492
SeaBright Insurance Holdings, Inc.*	22,500	256,950
Selective Insurance Group, Inc.	31,300	492,349
State Auto Financial Corp.	6,700	120,131
Stewart Information Services Corp.	11,400	141,018
Tower Group, Inc.	27,126	661,603
United America Indemnity Ltd., Class A*	10,600	78,334
United Fire & Casualty Co.	14,600	261,340
Universal Insurance Holdings, Inc.^	30,200	151,906
Zenith National Insurance Corp.^	24,900	769,410

		18,345,625

Real Estate Investment Trusts (REITs) (3.0%)
Acadia Realty Trust (REIT)	25,986	391,609
Agree Realty Corp. (REIT)^	7,178	164,592
Alexander’s, Inc. (REIT)	1,300	384,644
American Campus Communities, Inc. (REIT)	33,900	910,215
American Capital Agency Corp. (REIT)	6,700	190,615
Anthracite Capital, Inc. (REIT)*^	39,400	41,370
Anworth Mortgage Asset Corp. (REIT)	64,400	507,472
Ashford Hospitality Trust, Inc. (REIT)*^	78,900	272,994
Associated Estates Realty Corp. (REIT)	13,400	128,908
BioMed Realty Trust, Inc. (REIT)	63,700	879,060
CapLease, Inc. (REIT)	47,000	189,410
Capstead Mortgage Corp. (REIT)	39,500	549,445
Care Investment Trust, Inc. (REIT)	11,600	88,972
CBL & Associates Properties, Inc. (REIT)^	84,690	821,493
Cedar Shopping Centers, Inc. (REIT)^	23,500	151,575
Colonial Properties Trust (REIT)	31,100	302,603
Cousins Properties, Inc. (REIT)^	46,415	384,316
DCT Industrial Trust, Inc. (REIT)^	130,300	665,833
Developers Diversified Realty Corp. (REIT)^	92,100	851,004
DiamondRock Hospitality Co. (REIT)*^	70,600	571,860
DuPont Fabros Technology, Inc. (REIT)*	20,600	274,598
EastGroup Properties, Inc. (REIT)	16,900	645,918
Education Realty Trust, Inc. (REIT)	36,600	217,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Entertainment Properties Trust (REIT)^	22,500	$768,150
Equity Lifestyle Properties, Inc. (REIT)	16,300	697,477
Equity One, Inc. (REIT)^	23,700	371,379
Extra Space Storage, Inc. (REIT)^	50,200	529,610
FelCor Lodging Trust, Inc. (REIT)^	41,240	186,817
First Industrial Realty Trust, Inc. (REIT)	400	2,100
First Potomac Realty Trust (REIT)	28,707	331,853
Franklin Street Properties Corp. (REIT)	34,700	454,570
Getty Realty Corp. (REIT)^	8,200	201,228
Glimcher Realty Trust (REIT)	33,000	121,110
Government Properties Income Trust (REIT)*	7,300	175,273
Gramercy Capital Corp./New York (REIT)*	5,000	12,150
Hatteras Financial Corp. (REIT)^	24,200	725,516
Healthcare Realty Trust, Inc. (REIT)^	38,900	821,957
Hersha Hospitality Trust (REIT)	44,929	139,280
Highwoods Properties, Inc. (REIT)	47,400	1,490,730
Home Properties, Inc. (REIT)^	20,400	879,036
Inland Real Estate Corp. (REIT)	47,500	416,100
Investors Real Estate Trust (REIT)	34,800	314,592
iStar Financial, Inc. (REIT)*^	66,700	202,768
Kilroy Realty Corp. (REIT)^	27,500	762,850
LaSalle Hotel Properties (REIT)^	41,000	806,060
Lexington Realty Trust (REIT)	61,601	314,165
LTC Properties, Inc. (REIT)	15,000	360,600
Medical Properties Trust, Inc. (REIT)	53,668	419,147
MFA Financial, Inc. (REIT)	178,290	1,419,189
Mid-America Apartment Communities, Inc. (REIT)	17,000	767,210
Mission West Properties, Inc. (REIT)	18,245	122,789
National Health Investors, Inc. (REIT)	17,400	550,710
National Retail Properties, Inc. (REIT)^	51,700	1,109,999
NorthStar Realty Finance Corp. (REIT)	56,900	199,719
Omega Healthcare Investors, Inc. (REIT)	54,000	865,080
Parkway Properties, Inc./Maryland (REIT)	14,169	279,129
Pennsylvania Real Estate Investment Trust (REIT)	24,600	187,206
Pennymac Mortgage Investment Trust (REIT)*	9,300	185,163
Post Properties, Inc. (REIT)^	27,600	496,800
Potlatch Corp. (REIT)	26,100	742,545
PS Business Parks, Inc. (REIT)	11,400	585,048
RAIT Financial Trust (REIT)	63,100	185,514
Redwood Trust, Inc. (REIT)	51,900	804,450
Resource Capital Corp. (REIT)	2,200	11,968
Sovran Self Storage, Inc. (REIT)^	14,300	435,149
Strategic Hotels & Resorts, Inc. (REIT)*^	84,800	219,632
Sun Communities, Inc. (REIT)^	10,700	230,264
Sunstone Hotel Investors, Inc. (REIT)*^	43,663	310,007
Tanger Factory Outlet Centers (REIT)	24,600	$918,564
Universal Health Realty Income Trust (REIT)	5,500	179,025
Urstadt Biddle Properties, Inc. (REIT), Class A^	9,800	142,982
U-Store-It Trust (REIT)	50,700	316,875
Walter Investment Management Corp. (REIT)	11,900	190,638
Washington Real Estate Investment Trust (REIT)^	37,800	1,088,640

		33,634,357

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.^	2,900	111,070
Forestar Group, Inc.*^	24,000	412,320
Tejon Ranch Co.*^	7,900	202,872

		726,262

Thrifts & Mortgage Finance (0.7%)
Abington Bancorp, Inc.	21,300	164,862
Astoria Financial Corp.	57,300	632,592
Bank Mutual Corp.	31,300	276,692
Beneficial Mutual Bancorp, Inc.*	15,400	140,602
Berkshire Hills Bancorp, Inc.	9,200	201,848
Brookline Bancorp, Inc.	31,834	309,427
Brooklyn Federal Bancorp, Inc.	6,600	80,520
Clifton Savings Bancorp, Inc.^	12,400	121,520
Danvers Bancorp, Inc.^	8,400	114,156
Dime Community Bancshares, Inc.	16,700	190,881
Doral Financial Corp.*^	16,300	60,310
ESB Financial Corp.	10,100	135,239
ESSA Bancorp, Inc.	4,800	63,408
First Financial Holdings, Inc.^	6,800	108,596
First Financial Northwest, Inc.^	11,800	68,676
Flagstar Bancorp, Inc.*	3,200	3,296
Flushing Financial Corp.	12,100	137,940
Fox Chase Bancorp, Inc.*	7,700	77,154
Home Federal Bancorp, Inc./Idaho^	9,600	109,632
Kearny Financial Corp.	12,250	127,645
K-Fed Bancorp	15,800	142,516
Meridian Interstate Bancorp, Inc.*^	10,100	85,850
MGIC Investment Corp.*^	83,800	620,958
NASB Financial, Inc.^	7,900	207,770
NewAlliance Bancshares, Inc.^	71,700	767,190
Northwest Bancorp, Inc.	8,000	182,720
OceanFirst Financial Corp.	7,000	81,200
Ocwen Financial Corp.*	36,400	412,048
Oritani Financial Corp.^	10,246	139,755
PMI Group, Inc.^	38,700	164,475
Provident Financial Services, Inc.^	36,100	371,469
Provident New York Bancorp	18,900	180,495
Prudential Bancorp, Inc. of Pennsylvania	11,800	118,472
Radian Group, Inc.^	61,100	646,438
Rockville Financial, Inc.	8,200	88,150
Roma Financial Corp.	9,400	116,842
TrustCo Bank Corp. NY/New York	50,000	312,500
United Financial Bancorp, Inc.^	11,100	128,538
ViewPoint Financial Group^	6,000	84,240
Westfield Financial, Inc.	14,900	126,203
WSFS Financial Corp.	3,900	103,896

		8,206,721

Total Financials		149,651,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (16.3%)
Biotechnology (6.2%)
Acorda Therapeutics, Inc.*	231,900	$5,398,632
Affymax, Inc.*^	6,600	157,674
Alexion Pharmaceuticals, Inc.*	133,800	5,959,452
Alkermes, Inc.*	62,000	569,780
Allos Therapeutics, Inc.*	38,200	276,950
Alnylam Pharmaceuticals, Inc.*^	20,900	474,012
AMAG Pharmaceuticals, Inc.*^	110,453	4,824,587
Amicus Therapeutics, Inc.*^	10,200	89,250
Arena Pharmaceuticals, Inc.*^	53,600	239,592
ARIAD Pharmaceuticals, Inc.*	59,500	132,090
ArQule, Inc.*	30,200	137,108
Array BioPharma, Inc.*^	29,100	69,258
BioCryst Pharmaceuticals, Inc.*^	17,500	144,200
Celera Corp.*	50,800	316,484
Cell Therapeutics, Inc.*^	309,300	380,439
Celldex Therapeutics, Inc.*^	12,900	70,821
Cepheid, Inc.*^	37,200	491,784
Clinical Data, Inc.*^	11,400	190,038
Cubist Pharmaceuticals, Inc.*	36,400	735,280
Cytokinetics, Inc.*	34,200	180,918
Dendreon Corp.*	191,000	5,346,090
Dyax Corp.*^	42,600	152,934
Emergent Biosolutions, Inc.*^	10,500	185,430
Enzon Pharmaceuticals, Inc.*	21,100	174,075
Exelixis, Inc.*^	65,800	419,804
Facet Biotech Corp.*	13,060	225,807
Genomic Health, Inc.*	6,600	144,276
Geron Corp.*^	56,900	373,264
GTx, Inc.*^	16,800	215,040
Halozyme Therapeutics, Inc.*^	39,500	280,845
Hemispherx Biopharma, Inc.*^	74,100	148,200
Human Genome Sciences, Inc.#*	313,250	5,895,365
Idera Pharmaceuticals, Inc.*^	14,100	104,481
Immunogen, Inc.*^	335,000	2,716,850
Immunomedics, Inc.*	58,400	322,368
Incyte Corp.*^	335,765	2,266,414
Insmed, Inc.*	83,700	68,634
InterMune, Inc.*	140,600	2,239,758
Isis Pharmaceuticals, Inc.*	59,600	868,372
Lexicon Pharmaceuticals, Inc.*^	73,300	156,129
Ligand Pharmaceuticals, Inc., Class B*	75,900	175,329
MannKind Corp.*	33,455	329,532
Martek Biosciences Corp.*^	19,900	449,541
Maxygen, Inc.*	18,000	120,420
Medivation, Inc.*	16,800	455,952
Metabolix, Inc.*	11,700	120,276
Micromet, Inc.*	33,000	219,780
Molecular Insight Pharmaceuticals, Inc.*^	800	4,424
Momenta Pharmaceuticals, Inc.*^	25,300	268,433
Myriad Pharmaceuticals, Inc.*^	14,738	86,365
Nabi Biopharmaceuticals*	54,900	197,091
Neurocrine Biosciences, Inc.*	15,400	46,970
Novavax, Inc.*^	60,400	239,184
NPS Pharmaceuticals, Inc.*	31,800	127,836
Onyx Pharmaceuticals, Inc.*	195,500	5,859,135
Opko Health, Inc.*^	73,800	168,264
Orexigen Therapeutics, Inc.*	21,300	209,805
Osiris Therapeutics, Inc.*	10,800	71,928
PDL BioPharma, Inc.^	79,300	624,884
Pharmasset, Inc.*^	9,900	209,286
Protalix BioTherapeutics, Inc.*	22,000	$181,720
Regeneron Pharmaceuticals, Inc.*	138,200	2,667,260
Repligen Corp.*	17,300	86,673
Rigel Pharmaceuticals, Inc.*^	19,600	160,720
Sangamo BioSciences, Inc.*^	29,300	240,553
Savient Pharmaceuticals, Inc.*^	386,300	5,871,760
Seattle Genetics, Inc.*^	204,600	2,870,538
SIGA Technologies, Inc.*	19,900	157,011
Spectrum Pharmaceuticals, Inc.*^	24,700	166,231
StemCells, Inc.*	92,700	151,101
Synta Pharmaceuticals Corp.*	47,400	146,940
Theravance, Inc.*^	30,400	445,056
United Therapeutics Corp.*^	95,000	4,654,050
Vanda Pharmaceuticals, Inc.*	17,800	207,192
ZymoGenetics, Inc.*^	33,600	202,944

		71,336,669

Health Care Equipment & Supplies (4.0%)
Abaxis, Inc.*^	14,700	393,225
ABIOMED, Inc.*^	17,100	166,041
Accuray, Inc.*^	23,200	150,800
Align Technology, Inc.*	39,300	558,846
American Medical Systems Holdings, Inc.*	48,800	825,696
Analogic Corp.	8,700	322,074
AngioDynamics, Inc.*	11,400	157,092
ATS Medical, Inc.*	48,700	130,516
Bovie Medical Corp.*^	16,500	129,525
Cantel Medical Corp.*	10,300	155,118
Cardiac Science Corp.*	16,900	67,600
Conceptus, Inc.*	19,600	363,384
CONMED Corp.*	18,600	356,562
CryoLife, Inc.*	17,100	136,287
Cyberonics, Inc.*^	18,300	291,702
Cynosure, Inc., Class A*	18,300	213,195
DexCom, Inc.*	26,500	210,145
Endologix, Inc.*^	46,600	288,454
ev3, Inc.*	44,000	541,640
Exactech, Inc.*	6,800	107,032
Greatbatch, Inc.*^	15,100	339,297
Haemonetics Corp.*	16,500	925,980
HeartWare International, Inc.*	6,100	182,939
ICU Medical, Inc.*	7,600	280,136
I-Flow Corp.*	17,200	195,908
Immucor, Inc.*	43,700	773,490
Insulet Corp.*^	17,400	195,402
Integra LifeSciences Holdings Corp.*^	11,600	396,140
Invacare Corp.^	20,100	447,828
IRIS International, Inc.*	10,400	117,520
Kensey Nash Corp.*^	5,800	167,910
MAKO Surgical Corp.*	16,200	141,912
Masimo Corp.*^	207,350	5,432,570
Meridian Bioscience, Inc.^	26,900	672,769
Merit Medical Systems, Inc.*	17,900	310,207
Micrus Endovascular Corp.*	16,100	208,495
Natus Medical, Inc.*	18,100	279,283
Neogen Corp.*^	6,800	219,572
NuVasive, Inc.*^	177,600	7,416,576
NxStage Medical, Inc.*^	32,100	214,749
OraSure Technologies, Inc.*	33,600	97,440
Orthofix International N.V.*^	8,900	261,571
Orthovita, Inc.*^	43,000	188,770
Palomar Medical Technologies, Inc.*	12,100	196,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Quidel Corp.*^	17,000	$275,910
ResMed, Inc.*^	137,200	6,201,440
Rochester Medical Corp.*	11,000	132,440
RTI Biologics, Inc.*	36,200	157,470
Sirona Dental Systems, Inc.*	11,000	327,250
Somanetics Corp.*	7,100	114,452
SonoSite, Inc.*	7,900	209,034
Spectranetics Corp.*	36,900	236,529
Stereotaxis, Inc.*^	24,000	107,040
STERIS Corp.	38,700	1,178,415
SurModics, Inc.*^	7,300	179,580
Symmetry Medical, Inc.*	23,800	246,806
Synovis Life Technologies, Inc.*	7,400	102,120
Thoratec Corp.*	36,000	1,089,720
TomoTherapy, Inc.*	3,500	15,155
Vascular Solutions, Inc.*^	17,600	145,552
Volcano Corp.*^	443,800	7,464,716
West Pharmaceutical Services, Inc.^	21,900	889,359
Wright Medical Group, Inc.*	23,600	421,496
Young Innovations, Inc	7,000	184,170
Zoll Medical Corp.*	14,100	303,432

		45,209,625

Health Care Providers & Services (2.4%)
Air Methods Corp.*^	7,000	227,990
Amedisys, Inc.*^	17,900	780,977
America Service Group, Inc.	10,400	172,016
AMERIGROUP Corp.*^	34,600	767,082
AMN Healthcare Services, Inc.*	19,500	185,445
Amsurg Corp.*^	17,416	369,742
Assisted Living Concepts, Inc., Class A*	5,680	117,690
Bio-Reference Labs, Inc.*	7,900	271,760
BioScrip, Inc.*^	28,500	192,660
CardioNet, Inc.*^	15,855	106,546
Catalyst Health Solutions, Inc.*	24,500	714,175
Centene Corp.*	29,800	564,412
Chemed Corp.	14,500	636,405
Chindex International, Inc.*^	13,100	164,798
Cross Country Healthcare, Inc.*^	17,000	158,270
Emergency Medical Services Corp., Class A*	6,400	297,600
Emeritus Corp.*^	15,191	333,442
Ensign Group, Inc.^	7,300	102,419
Genoptix, Inc.*^	9,650	335,627
Gentiva Health Services, Inc.*	19,400	485,194
Hanger Orthopedic Group, Inc.*	20,000	277,400
HealthSouth Corp.*^	59,100	924,324
Healthspring, Inc.*	32,100	393,225
Healthways, Inc.*	22,800	349,296
HMS Holdings Corp.*^	238,900	9,133,147
inVentiv Health, Inc.*	21,500	359,695
IPC The Hospitalist Co., Inc.*	10,800	339,660
Kindred Healthcare, Inc.*	26,100	423,603
Landauer, Inc.	6,233	342,690
LHC Group, Inc.*	6,900	206,517
Magellan Health Services, Inc.*	25,600	795,136
MedCath Corp.*^	13,300	116,641
Molina Healthcare, Inc.*	6,800	140,692
MWI Veterinary Supply, Inc.*^	7,200	287,640
National Healthcare Corp.	5,900	220,011
National Research Corp.	3,600	86,868
Nighthawk Radiology Holdings, Inc.*	23,350	168,820
Odyssey HealthCare, Inc.*	15,400	192,500
Owens & Minor, Inc.#	26,500	$1,199,125
PharMerica Corp.*^	19,300	358,401
Providence Service Corp.*	1,000	11,660
PSS World Medical, Inc.*^	39,700	866,651
Psychiatric Solutions, Inc.*^	37,200	995,472
RadNet, Inc.*	34,900	90,391
RehabCare Group, Inc.*	12,300	266,787
Res-Care, Inc.*	16,900	240,149
Skilled Healthcare Group, Inc., Class A*	15,990	128,400
Sun Healthcare Group, Inc.*	29,200	252,288
Sunrise Senior Living, Inc.*	12,900	39,087
Triple-S Management Corp., Class B*^	11,700	196,209
U.S. Physical Therapy, Inc.*	8,500	128,095
Universal American Corp.*	800	7,536
WellCare Health Plans, Inc.*	28,300	697,595

		27,219,961

Health Care Technology (1.3%)
athenahealth, Inc.*^	160,850	6,171,815
Computer Programs & Systems, Inc.^	6,500	269,165
Eclipsys Corp.*	35,323	681,734
MedAssets, Inc.*^	247,700	5,590,589
Merge Healthcare, Inc.*	37,800	155,358
Omnicell, Inc.*	14,700	163,758
Phase Forward, Inc.*	28,910	405,896
Quality Systems, Inc.^	15,800	972,806
Vital Images, Inc.*	8,700	108,924

		14,520,045

Life Sciences Tools & Services (1.6%)
Affymetrix, Inc.*	48,000	421,440
Bruker Corp.*	32,700	348,909
Cambrex Corp.*	26,300	165,690
Dionex Corp.*	11,900	773,143
eResearchTechnology, Inc.*	27,400	191,800
Illumina, Inc.*^	147,800	6,281,500
Kendle International, Inc.*	6,100	101,992
Life Sciences Research, Inc.*^	1,000	7,960
Luminex Corp.*^	28,500	484,500
PAREXEL International Corp.*	36,777	499,799
QIAGEN N.V.*^	380,600	8,099,168
Sequenom, Inc.*^	40,000	129,200
Varian, Inc.*	19,200	980,352

		18,485,453

Pharmaceuticals (0.8%)
Acura Pharmaceuticals, Inc.*^	17,404	88,934
Adolor Corp.*^	42,700	67,893
Akorn, Inc.*	63,800	87,406
Ardea Biosciences, Inc.*	8,100	148,392
Auxilium Pharmaceuticals, Inc.*^	27,200	930,512
AVANIR Pharmaceuticals, Inc., Class A*^	74,100	154,128
Biodel, Inc.*	1,500	8,055
BioMimetic Therapeutics, Inc.*^	10,300	125,763
BMP Sunstone Corp.*	17,600	71,632
Cadence Pharmaceuticals, Inc.*^	15,700	173,642
Caraco Pharmaceutical Laboratories Ltd.*	19,400	98,746
Cornerstone Therapeutics, Inc.*^	12,900	84,495
Cypress Bioscience, Inc.*	17,700	144,609
Depomed, Inc.*	45,000	196,650
Discovery Laboratories, Inc.*	78,100	106,216
Durect Corp.*	59,736	159,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Impax Laboratories, Inc.*	40,600	$354,844
Inspire Pharmaceuticals, Inc.*	38,932	203,225
ISTA Pharmaceuticals, Inc.*	35,700	159,222
Javelin Pharmaceuticals, Inc.*^	2,000	3,900
KV Pharmaceutical Co., Class A*	56,400	173,148
Lannett Co., Inc.*	24,100	180,268
MAP Pharmaceuticals, Inc.*^	11,500	120,290
Medicines Co.*	31,500	346,815
Medicis Pharmaceutical Corp., Class A	39,400	841,190
Nektar Therapeutics*^	61,000	594,140
Optimer Pharmaceuticals, Inc.*^	18,600	251,658
Pain Therapeutics, Inc.*	21,400	108,284
Par Pharmaceutical Cos., Inc.*^	22,400	481,824
Pozen, Inc.*	16,400	120,704
Questcor Pharmaceuticals, Inc.*^	41,400	228,528
Salix Pharmaceuticals Ltd.*	31,500	669,690
Santarus, Inc.*	51,800	170,422
Sucampo Pharmaceuticals, Inc., Class A*	21,600	125,928
ViroPharma, Inc.*	51,100	491,582
Vivus, Inc.*	44,900	469,205
XenoPort, Inc.*	19,800	420,354

		9,161,789

Total Health Care		185,933,542

Industrials (16.6%)
Aerospace & Defense (1.4%)
AAR Corp.*^	24,500	537,530
Aerovironment, Inc.*	7,000	196,630
American Science & Engineering, Inc.	6,082	413,819
Applied Signal Technology, Inc.	6,000	139,620
Argon ST, Inc.*	6,100	116,205
Ascent Solar Technologies, Inc.*	1,000	7,540
Ceradyne, Inc.*	16,600	304,278
Cubic Corp.	12,600	497,322
Curtiss-Wright Corp.	29,400	1,003,422
DigitalGlobe, Inc.*	9,900	221,463
Ducommun, Inc.^	8,200	155,062
DynCorp International, Inc., Class A*	16,600	298,800
Esterline Technologies Corp.*	21,300	835,173
GenCorp, Inc.*	31,800	170,448
HEICO Corp.	15,500	672,080
Herley Industries, Inc.*	9,300	121,365
Hexcel Corp.*^	556,900	6,370,936
Ladish Co., Inc.*	10,100	152,813
LMI Aerospace, Inc.*^	13,300	133,399
Moog, Inc., Class A*	27,700	817,150
Orbital Sciences Corp.*	39,400	589,818
Stanley, Inc.*	10,050	258,486
Taser International, Inc.*	32,100	151,512
Teledyne Technologies, Inc.*	22,400	806,176
Triumph Group, Inc.	9,900	475,101

		15,446,148

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	10,400	332,488
Forward Air Corp.^	18,500	428,275
Hub Group, Inc., Class A*	21,600	493,560
Pacer International, Inc.^	41,860	161,580

		1,415,903

Airlines (0.4%)
AirTran Holdings, Inc.*^	73,200	457,500
Alaska Air Group, Inc.*	26,400	707,256
Allegiant Travel Co.*	10,190	$388,137
Hawaiian Holdings, Inc.*	28,300	233,758
JetBlue Airways Corp.*	154,200	922,116
Republic Airways Holdings, Inc.*	22,100	206,193
SkyWest, Inc.	34,100	565,378
U.S. Airways Group, Inc.*	85,700	402,790
UAL Corp.*	94,900	874,978

		4,758,106

Building Products (0.7%)
AAON, Inc.^	8,700	174,696
American Woodmark Corp.^	6,900	133,446
Ameron International Corp.	6,000	419,880
Apogee Enterprises, Inc.^	14,500	217,790
Builders FirstSource, Inc.*^	36,400	158,704
Gibraltar Industries, Inc.	17,300	229,571
Griffon Corp.*	26,400	265,848
Insteel Industries, Inc.^	14,800	176,860
NCI Building Systems, Inc.*^	29,900	95,680
Quanex Building Products Corp.	25,200	361,872
Simpson Manufacturing Co., Inc.	194,100	4,902,966
Trex Co., Inc.*^	10,900	198,380
Universal Forest Products, Inc.^	14,900	587,954

		7,923,647

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.^	31,100	654,344
ACCO Brands Corp.*	29,400	212,268
American Ecology Corp.	12,200	228,140
American Reprographics Co.*	22,700	216,104
Amrep Corp.*	3,800	50,160
ATC Technology Corp.*	10,600	209,456
Bowne & Co., Inc.	21,745	167,437
Cenveo, Inc.*^	40,000	276,800
Clean Harbors, Inc.*	12,807	720,522
Consolidated Graphics, Inc.*	6,700	167,165
Cornell Cos., Inc.*	7,200	161,568
Courier Corp.	7,000	106,050
Deluxe Corp.	33,300	569,430
EnergySolutions, Inc.	50,600	466,532
EnerNOC, Inc.*	9,300	308,388
Ennis, Inc.	13,300	214,529
Fuel Tech, Inc.*	1,600	17,920
G&K Services, Inc., Class A	9,300	206,088
GEO Group, Inc.*	34,200	689,814
GeoEye, Inc.*^	12,400	332,320
Healthcare Services Group, Inc.	25,200	462,672
Herman Miller, Inc.	34,000	574,940
HNI Corp.^	29,300	691,480
Innerworkings, Inc.*	20,100	99,294
Interface, Inc., Class A	30,300	251,490
Iron Mountain, Inc.*	179,157	4,776,326
Kimball International, Inc., Class B	20,800	158,704
Knoll, Inc.	22,800	237,804
M&F Worldwide Corp.*	12,400	250,976
McGrath RentCorp	15,500	329,685
Metalico, Inc.*	37,900	158,043
Mine Safety Appliances Co.^	18,800	517,188
Mobile Mini, Inc.*^	22,500	390,600
Multi-Color Corp.	7,100	109,553
Rollins, Inc.	29,400	554,190
Schawk, Inc.	13,900	162,213
Standard Parking Corp.*	7,231	126,470
Standard Register Co.^	18,300	107,604
Steelcase, Inc., Class A	47,800	296,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Stericycle, Inc.*^	85,580	$4,146,351
Sykes Enterprises, Inc.*	20,600	428,892
Team, Inc.*	18,000	305,100
Tetra Tech, Inc.#*	38,900	1,032,017
United Stationers, Inc.*	15,245	725,814
Viad Corp.	9,800	195,118
Waste Services, Inc.*	16,500	76,230

		23,140,627

Construction & Engineering (0.5%)
Argan, Inc.*^	12,000	161,280
Comfort Systems USA, Inc.	18,900	219,051
Dycom Industries, Inc.*	22,700	279,210
EMCOR Group, Inc.*	44,700	1,131,804
Furmanite Corp.*	21,300	91,803
Granite Construction, Inc.^	21,800	674,492
Great Lakes Dredge & Dock Corp.	29,600	206,608
Insituform Technologies, Inc., Class A*	25,200	482,328
Integrated Electrical Services, Inc.*	9,300	74,865
Layne Christensen Co.*	13,000	416,650
MasTec, Inc.*	34,900	424,035
Michael Baker Corp.*	4,800	174,432
MYR Group, Inc.*	11,500	242,535
Northwest Pipe Co.*^	6,000	201,180
Orion Marine Group, Inc.*	17,100	351,234
Pike Electric Corp.*	20,700	247,986
Primoris Services Corp.	21,200	152,852
Sterling Construction Co., Inc.*	200	3,582
Tutor Perini Corp.*^	17,200	366,360

		5,902,287

Electrical Equipment (3.2%)
A. O. Smith Corp.	12,600	480,060
Acuity Brands, Inc.^	27,400	882,554
Advanced Battery Technologies, Inc.*^	41,200	178,808
American Superconductor Corp.*^	30,000	1,006,200
AMETEK, Inc.	235,050	8,205,595
AZZ, Inc.*^	7,900	317,343
Baldor Electric Co.^	340,600	9,312,004
Belden, Inc.	28,200	651,420
Brady Corp., Class A	33,300	956,376
Broadwind Energy, Inc.*	21,000	165,690
China BAK Battery, Inc.*	50,900	251,955
Encore Wire Corp.	12,200	272,548
Ener1, Inc.*^	30,676	212,278
Energy Conversion Devices, Inc.*^	29,400	340,452
EnerSys*	282,300	6,244,476
Evergreen Solar, Inc.*^	94,900	182,208
Franklin Electric Co., Inc.^	14,400	412,848
FuelCell Energy, Inc.*	66,623	284,480
Fushi Copperweld, Inc.*^	26,550	224,613
GrafTech International Ltd.*^	77,700	1,142,190
GT Solar International, Inc.*	27,378	159,066
Harbin Electric, Inc.*	11,500	194,120
II-VI, Inc.*	16,000	407,040
LaBarge, Inc.*	10,800	121,500
LSI Industries, Inc.	16,200	107,730
Microvision, Inc.*^	68,100	375,231
Orion Energy Systems, Inc.*	1,500	4,695
Polypore International, Inc.*^	14,123	182,328
Powell Industries, Inc.*	4,200	161,238
PowerSecure International, Inc.*	1,000	6,780
Preformed Line Products Co.^	4,298	172,135
Regal-Beloit Corp.^	23,300	$1,065,043
SatCon Technology Corp.*	74,500	127,395
Valence Technology, Inc.*	82,830	149,094
Vicor Corp.*	21,594	166,706
Woodward Governor Co.^	40,400	980,104

		36,104,303

Industrial Conglomerates (0.1%)
Otter Tail Corp.^	25,300	605,429
Raven Industries, Inc.^	10,400	277,992
Seaboard Corp.	200	260,004
Standex International Corp.	6,900	136,827
Tredegar Corp.	19,800	287,100
United Capital Corp.*	5,000	115,600

		1,682,952

Machinery (5.1%)
Actuant Corp., Class A^	378,900	6,085,134
Alamo Group, Inc.	7,500	118,500
Albany International Corp., Class A	16,700	323,980
Altra Holdings, Inc.*	16,800	187,992
Astec Industries, Inc.*^	11,400	290,358
Badger Meter, Inc.^	9,500	367,555
Barnes Group, Inc.^	28,010	478,691
Blount International, Inc.*^	21,000	198,870
Briggs & Stratton Corp.^	29,100	564,831
Bucyrus International, Inc.	182,500	6,500,650
Cascade Corp.	5,300	141,722
Chart Industries, Inc.*	16,600	358,394
CIRCOR International, Inc.	10,900	308,034
CLARCOR, Inc.^	33,200	1,041,152
Colfax Corp.*	24,112	256,311
Columbus McKinnon Corp.*	11,300	171,195
Dynamic Materials Corp.	11,300	225,548
Energy Recovery, Inc.*	17,600	102,432
EnPro Industries, Inc.*^	9,400	214,884
ESCO Technologies, Inc.*^	16,900	665,860
Federal Signal Corp.	41,200	296,228
Flanders Corp.*	18,400	94,944
Flow International Corp.*	4,300	11,137
Force Protection, Inc.*	44,300	241,878
FreightCar America, Inc.^	7,300	177,390
Gorman-Rupp Co.^	6,700	166,897
Graham Corp.	11,200	174,160
Greenbrier Cos., Inc.	22,000	257,620
Hurco Cos., Inc.*^	7,400	126,392
IDEX Corp.^	207,750	5,806,612
John Bean Technologies Corp.	18,400	334,328
Joy Global, Inc.	172,100	8,422,574
Kadant, Inc.*	23,800	288,694
Kaydon Corp.^	22,300	722,966
K-Tron International, Inc.*^	1,500	142,815
L.B. Foster Co., Class A*	5,100	155,958
Lincoln Electric Holdings, Inc.	136,500	6,476,925
Lindsay Corp.^	8,200	322,916
Middleby Corp.*^	10,500	577,605
Mueller Industries, Inc.	26,000	620,620
Mueller Water Products, Inc., Class A	74,800	409,904
NACCO Industries, Inc., Class A	4,500	270,315
Nordson Corp.	22,800	1,278,852
RBC Bearings, Inc.*^	178,900	4,173,737
Robbins & Myers, Inc.	18,100	424,988
Sauer-Danfoss, Inc.	16,300	125,021
SmartHeat, Inc.*^	20,900	248,083
Sun Hydraulics Corp.^	8,000	168,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tennant Co.	10,500	$305,130
Titan International, Inc.	22,800	202,920
Valmont Industries, Inc.^	62,900	5,357,822
Watts Water Technologies, Inc., Class A^	16,092	486,783

		57,472,787

Marine (0.6%)
American Commercial Lines, Inc.*	6,175	179,816
Eagle Bulk Shipping, Inc.	26,200	134,406
Genco Shipping & Trading Ltd.^	15,800	328,324
Horizon Lines, Inc., Class A	2,300	14,605
International Shipholding Corp.	4,900	150,969
Kirby Corp.*^	149,100	5,489,862
TBS International Ltd., Class A*	18,670	162,429
Ultrapetrol Bahamas Ltd.*	2,100	10,332

		6,470,743

Professional Services (1.0%)
Acacia Research Corp. - Acacia Technologies*	21,400	186,394
Administaff, Inc.^	14,100	370,407
Advisory Board Co.*	8,200	206,148
CBIZ, Inc.*^	21,100	157,406
Corporate Executive Board Co.^	22,800	567,720
CoStar Group, Inc.*^	13,273	547,113
CRA International, Inc.*	7,200	196,488
Exponent, Inc.*	6,900	194,373
FTI Consulting, Inc.*	65,700	2,799,477
Heidrick & Struggles International, Inc.^	8,100	188,406
Hill International, Inc.*^	26,800	190,280
Huron Consulting Group, Inc.*	13,200	340,956
ICF International, Inc.*^	5,700	172,824
Kelly Services, Inc., Class A	17,000	209,100
Kforce, Inc.*	20,200	242,804
Korn/Ferry International*	30,100	439,159
MPS Group, Inc.*	59,000	620,680
Navigant Consulting, Inc.*	28,300	382,050
Odyssey Marine Exploration, Inc.*^	32,100	59,706
On Assignment, Inc.*	21,100	123,435
Resources Connection, Inc.*^	26,700	455,502
School Specialty, Inc.*	12,600	298,872
Spherion Corp.*	33,400	207,414
TrueBlue, Inc.*	28,300	398,181
VSE Corp.^	4,100	159,941
Watson Wyatt Worldwide, Inc., Class A#	27,000	1,176,120

		10,890,956

Road & Rail (1.1%)
Amerco, Inc.*	4,300	197,198
Arkansas Best Corp.^	14,900	446,106
Avis Budget Group, Inc.*^	68,100	909,816
Celadon Group, Inc.*	12,800	144,768
Dollar Thrifty Automotive Group, Inc.*^	14,500	356,555
Genesee & Wyoming, Inc., Class A*	127,600	3,868,832
Heartland Express, Inc.	37,900	545,760
Knight Transportation, Inc.^	290,500	4,874,590
Old Dominion Freight Line, Inc.*	18,600	565,998
Saia, Inc.*	9,800	157,584
USA Truck, Inc.*	11,300	143,510
Werner Enterprises, Inc.	24,800	462,024
YRC Worldwide, Inc.*	37,700	167,765

		12,840,506

Trading Companies & Distributors (0.4%)
Aircastle Ltd.	26,800	$259,156
Applied Industrial Technologies, Inc.	24,800	524,768
Beacon Roofing Supply, Inc.*	26,700	426,666
H&E Equipment Services, Inc.*	16,000	181,280
Houston Wire & Cable Co.^	13,700	151,385
Interline Brands, Inc.*^	25,962	437,460
Kaman Corp.	16,500	362,670
Lawson Products, Inc.	5,900	102,719
RSC Holdings, Inc.*^	31,400	228,278
Rush Enterprises, Inc., Class A*^	15,700	202,844
TAL International Group, Inc.^	12,800	182,016
Textainer Group Holdings Ltd.	14,400	230,544
Titan Machinery, Inc.*^	11,000	137,720
United Rentals, Inc.*	40,300	415,090
Watsco, Inc.	15,500	835,605

		4,678,201

Transportation Infrastructure (0.0%)
CAI International, Inc.*	900	6,633

Total Industrials		188,733,799

Information Technology (22.4%)
Communications Equipment (3.9%)
3Com Corp.#*	261,900	1,369,737
Acme Packet, Inc.*	26,900	269,269
ADC Telecommunications, Inc.*^	64,700	539,598
ADTRAN, Inc.^	36,500	896,075
Airvana, Inc.*^	23,900	161,803
Anaren, Inc.*	10,300	175,100
Arris Group, Inc.*	80,300	1,044,703
Aruba Networks, Inc.*	41,300	365,092
Avocent Corp.*	24,678	500,223
Bel Fuse, Inc., Class B	7,300	138,919
BigBand Networks, Inc.*	26,300	105,463
Black Box Corp.	11,400	286,026
Blue Coat Systems, Inc.*	26,400	596,376
Brocade Communications Systems, Inc.*	624,400	4,907,784
Ciena Corp.*^	273,400	4,450,952
Cogo Group, Inc.*	36,000	220,320
Comtech Telecommunications Corp.*^	18,500	614,570
DG FastChannel, Inc.*^	12,200	255,468
Digi International, Inc.*	16,700	142,284
EMS Technologies, Inc.*	7,400	154,068
Emulex Corp.*	54,500	560,805
Extreme Networks, Inc.*	109,300	306,040
F5 Networks, Inc.*	195,200	7,735,776
Finisar Corp.*	354,000	3,426,720
Harmonic, Inc.*	57,000	380,760
Harris Stratex Networks, Inc., Class A*	41,669	291,683
Hughes Communications, Inc.*	7,200	218,448
Infinera Corp.*^	54,500	433,275
InterDigital, Inc.*	26,500	613,740
Ixia*	20,450	140,287
Loral Space & Communications, Inc.*	11,700	321,516
NETGEAR, Inc.*	23,000	422,050
Oplink Communications, Inc.*	15,200	220,704
Opnext, Inc.*	70,500	206,565
Palm, Inc.#*^	104,280	1,817,600
PC-Tel, Inc.*	17,800	111,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Plantronics, Inc.	31,600	$847,196
Polycom, Inc.#*	56,500	1,511,375
Riverbed Technology, Inc.*^	243,700	5,351,652
SeaChange International, Inc.*	16,900	126,750
ShoreTel, Inc.*^	29,380	229,458
Sonus Networks, Inc.*	96,200	203,944
Starent Networks Corp.*^	26,182	665,547
Sycamore Networks, Inc.*	128,903	389,287
Symmetricom, Inc.*	27,500	142,450
Tekelec*	42,900	704,847
UTStarcom, Inc.*^	75,300	157,377
ViaSat, Inc.*^	16,100	427,938

		45,158,870

Computers & Peripherals (0.8%)
3PAR, Inc.*^	17,000	187,510
Adaptec, Inc.*	57,000	190,380
Avid Technology, Inc.*	14,200	200,078
Compellent Technologies, Inc.*^	17,349	313,150
Cray, Inc.*	22,900	190,757
Electronics for Imaging, Inc.*	29,449	331,890
Imation Corp.^	20,000	185,400
Intermec, Inc.*^	36,100	509,010
Intevac, Inc.*^	14,000	188,160
Isilon Systems, Inc.*	35,200	214,720
Netezza Corp.*^	31,600	355,184
Novatel Wireless, Inc.*^	24,500	278,320
Quantum Corp.*	91,790	115,655
Silicon Graphics International Corp.*	27,000	181,170
STEC, Inc.*^	158,400	4,655,376
Stratasys, Inc.*	11,700	200,772
Super Micro Computer, Inc.*	18,400	155,664
Synaptics, Inc.*^	22,500	567,000

		9,020,196

Electronic Equipment, Instruments & Components (1.1%)
Agilysys, Inc.	16,300	107,417
Anixter International, Inc.*^	19,500	782,145
Benchmark Electronics, Inc.*	48,500	873,000
Brightpoint, Inc.*	31,600	276,500
Checkpoint Systems, Inc.*	25,900	425,796
China Security & Surveillance Technology, Inc.*^	21,100	150,654
Cogent, Inc.*	25,700	259,570
Cognex Corp.	26,100	427,518
Coherent, Inc.*^	15,300	356,796
Comverge, Inc.*	14,200	173,382
CPI International, Inc.*	500	5,595
CTS Corp.	20,100	186,930
Daktronics, Inc.	27,614	236,652
DTS, Inc.*^	11,600	317,608
Echelon Corp.*	21,700	279,279
Electro Rent Corp.	15,800	182,016
Electro Scientific Industries, Inc.*^	16,600	222,274
FARO Technologies, Inc.*	13,195	226,690
ICx Technologies, Inc.*^	37,800	223,776
Insight Enterprises, Inc.*	33,600	410,256
IPG Photonics Corp.*^	19,000	288,800
L-1 Identity Solutions, Inc.*	47,700	333,423
Littelfuse, Inc.*	14,200	372,608
Maxwell Technologies, Inc.*	19,000	350,170
Measurement Specialties, Inc.*	500	5,105
Mercury Computer Systems, Inc.*	17,600	173,536
Methode Electronics, Inc.	20,900	181,203
MTS Systems Corp.	8,300	242,443
Multi-Fineline Electronix, Inc.*	7,050	$202,406
Newport Corp.*^	29,600	259,296
OSI Systems, Inc.*	8,000	146,320
Park Electrochemical Corp.	13,200	325,380
PC Connection, Inc.*	22,600	122,944
PC Mall, Inc.*	800	5,488
Plexus Corp.*	25,895	682,074
RadiSys Corp.*	19,200	166,848
Rofin-Sinar Technologies, Inc.*	19,200	440,832
Rogers Corp.*	8,400	251,748
Scansource, Inc.*	16,900	478,608
SYNNEX Corp.*^	12,900	393,192
Technitrol, Inc.	26,400	243,144
TTM Technologies, Inc.*	27,900	320,013
Universal Display Corp.*^	17,700	211,338
X-Rite, Inc.*^	86,000	172,860

		12,493,633

Internet Software & Services (2.8%)
Art Technology Group, Inc.*	83,700	323,082
comScore, Inc.*	13,100	235,931
Constant Contact, Inc.*^	16,000	308,000
DealerTrack Holdings, Inc.*	318,600	6,024,726
Dice Holdings, Inc.*^	32,200	211,232
Digital River, Inc.*	148,300	5,979,456
DivX, Inc.*^	18,700	102,102
EarthLink, Inc.^	75,000	630,750
GSI Commerce, Inc.*^	13,500	260,685
InfoSpace, Inc.*	17,200	133,128
Internap Network Services Corp.*	37,000	118,770
Internet Brands, Inc., Class A*^	16,700	133,266
Internet Capital Group, Inc.*	22,000	183,920
j2 Global Communications, Inc.*	28,500	655,785
Keynote Systems, Inc.*	11,900	112,217
Knot, Inc.*	22,000	240,240
Limelight Networks, Inc.*	32,900	133,574
LivePerson, Inc.*	25,600	129,024
LoopNet, Inc.*	20,054	181,288
Marchex, Inc., Class B	25,200	123,732
MercadoLibre, Inc.*^	16,800	646,128
ModusLink Global Solutions, Inc.*	27,100	219,239
Move, Inc.*	97,100	262,170
NIC, Inc.	34,595	307,550
Omniture, Inc.*	43,600	934,784
OpenTable, Inc.*	5,200	143,312
Openwave Systems, Inc.*	69,800	181,480
Perficient, Inc.*	22,600	186,902
Rackspace Hosting, Inc.*^	44,475	758,743
RealNetworks, Inc.*	64,600	240,312
SAVVIS, Inc.*	24,400	386,008
support.com, Inc.*	33,800	81,120
Switch & Data Facilities Co., Inc.*	16,800	228,648
TechTarget, Inc.*	200	1,140
Terremark Worldwide, Inc.*^	29,800	185,356
Travelzoo, Inc.*	14,500	204,885
United Online, Inc.	50,400	405,216
ValueClick, Inc.*	52,500	692,475
VistaPrint NV*^	186,410	9,460,308
Vocus, Inc.*	11,000	229,790
Web.com Group, Inc.*	600	4,254

		31,980,728

IT Services (2.2%)
Acxiom Corp.*	40,300	381,238
CACI International, Inc., Class A*	19,600	926,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cass Information Systems, Inc.	4,100	$122,426
China Information Security Technology, Inc.*	42,100	233,234
CIBER, Inc.*	33,100	132,400
CSG Systems International, Inc.*	22,600	361,826
Cybersource Corp.*^	495,200	8,254,984
Euronet Worldwide, Inc.*	30,640	736,279
ExlService Holdings, Inc.*	14,600	216,956
Forrester Research, Inc.*	10,500	279,720
Gartner, Inc.*	35,800	654,066
Global Cash Access Holdings, Inc.*^	569,300	4,161,583
Hackett Group, Inc.*	42,200	122,380
Heartland Payment Systems, Inc.	19,500	282,945
iGATE Corp.	20,100	172,458
ManTech International Corp., Class A*	14,700	693,252
MAXIMUS, Inc.	9,930	462,738
Ness Technologies, Inc.*	25,700	202,773
Online Resources Corp.*	26,500	163,505
Perot Systems Corp., Class A*	57,100	1,695,870
RightNow Technologies, Inc.*	19,500	281,580
Sapient Corp.*	57,000	458,280
SRA International, Inc., Class A*	25,800	557,022
Syntel, Inc.^	8,550	408,092
TeleTech Holdings, Inc.*	18,400	313,904
Tier Technologies, Inc., Class B*	19,500	165,360
TNS, Inc.*	13,700	375,380
Unisys Corp.*^	247,900	661,893
VeriFone Holdings, Inc.*^	45,100	716,639
Virtusa Corp.*	15,200	144,248
Wright Express Corp.*	22,800	672,828

		25,012,351

Semiconductors & Semiconductor Equipment (7.1%)
Actel Corp.*	11,900	144,823
Advanced Analogic Technologies, Inc.*	33,400	132,598
Advanced Energy Industries, Inc.*	17,300	246,352
Amkor Technology, Inc.*^	73,200	503,616
ANADIGICS, Inc.*	40,000	188,400
Applied Micro Circuits Corp.*	42,100	420,579
Atheros Communications, Inc.*	308,500	8,184,505
ATMI, Inc.*	20,400	370,260
Brooks Automation, Inc.*	40,700	314,611
Cabot Microelectronics Corp.*	14,100	491,526
Cavium Networks, Inc.*^	24,300	521,721
CEVA, Inc.*	16,600	178,450
Cirrus Logic, Inc.*	30,600	170,136
Cohu, Inc.	12,200	165,432
Cymer, Inc.*^	151,100	5,871,746
Diodes, Inc.*	21,300	385,317
DSP Group, Inc.*	17,400	141,636
Entegris, Inc.*	88,900	440,055
Exar Corp.*	23,600	173,460
Fairchild Semiconductor International, Inc.*	760,200	7,776,846
FEI Co.*	22,100	544,765
FormFactor, Inc.*	270,300	6,465,576
Hittite Microwave Corp.*^	131,800	4,847,604
Kopin Corp.*	54,100	259,680
Kulicke & Soffa Industries, Inc.*	41,400	249,642
Lattice Semiconductor Corp.*	68,400	153,900
Micrel, Inc.	23,400	190,710
Microsemi Corp.*	50,100	791,079
MIPS Technologies, Inc.*^	43,700	$164,749
MKS Instruments, Inc.*	29,200	563,268
Monolithic Power Systems, Inc.*^	22,700	532,315
Netlogic Microsystems, Inc.*	10,900	490,500
NVE Corp.*	3,300	175,428
OmniVision Technologies, Inc.*	33,200	540,496
ON Semiconductor Corp.*	1,087,370	8,970,802
Pericom Semiconductor Corp.*	16,800	164,808
Photronics, Inc.*	42,100	199,554
PLX Technology, Inc.*	27,200	91,664
PMC-Sierra, Inc.*	888,600	8,495,016
Power Integrations, Inc.^	17,900	596,607
RF Micro Devices, Inc.*	172,000	933,960
Rubicon Technology, Inc.*^	11,800	175,112
Semtech Corp.*	41,300	702,513
Sigma Designs, Inc.*^	17,200	249,916
Silicon Image, Inc.*	44,300	107,649
Skyworks Solutions, Inc.*^	581,500	7,699,060
Standard Microsystems Corp.*	14,600	338,866
Supertex, Inc.*	6,692	200,760
Techwell, Inc.*	18,300	200,934
Teradyne, Inc.*^	612,700	5,667,475
Tessera Technologies, Inc.*	32,600	909,214
Trident Microsystems, Inc.*	66,000	170,940
TriQuint Semiconductor, Inc.*	93,700	723,364
Ultratech, Inc.*	11,000	145,530
Veeco Instruments, Inc.*	20,688	482,444
Volterra Semiconductor Corp.*	14,800	271,876
Zoran Corp.*	33,400	384,768

		80,674,613

Software (4.5%)
ACI Worldwide, Inc.*	24,200	366,146
Actuate Corp.*	30,300	175,134
Advent Software, Inc.*^	10,500	422,625
American Software, Inc., Class A	27,600	180,228
ArcSight, Inc.*	204,900	4,931,943
Ariba, Inc.*^	57,300	664,680
AsiaInfo Holdings, Inc.*^	21,700	433,349
Blackbaud, Inc.^	28,900	670,480
Blackboard, Inc.*^	18,600	702,708
Bottomline Technologies, Inc.*	17,700	228,330
Chordiant Software, Inc.*	1,500	5,835
CommVault Systems, Inc.*	28,200	585,150
Concur Technologies, Inc.*^	28,000	1,113,280
Deltek, Inc.*	23,700	182,253
DemandTec, Inc.*^	12,700	112,141
Double-Take Software, Inc.*	14,000	142,660
Ebix, Inc.*	4,303	238,214
Epicor Software Corp.*	34,700	221,039
EPIQ Systems, Inc.*^	20,700	300,150
Fair Isaac Corp.^	28,400	610,316
FalconStor Software, Inc.*	35,800	177,926
i2 Technologies, Inc.*^	12,600	202,104
Informatica Corp.*^	364,600	8,232,668
Jack Henry & Associates, Inc.^	56,100	1,316,667
JDA Software Group, Inc.*	17,700	388,338
Kenexa Corp.*	16,500	222,420
Lawson Software, Inc.*	92,100	574,704
Manhattan Associates, Inc.*	11,600	234,320
Mentor Graphics Corp.*	59,400	553,014
MicroStrategy, Inc., Class A*	5,900	422,086
Monotype Imaging Holdings, Inc.*^	18,000	151,380
MSC.Software Corp.*	32,220	270,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Net 1 UEPS Technologies, Inc.*	30,216	$633,327
NetScout Systems, Inc.*^	19,100	258,041
NetSuite, Inc.*^	13,000	198,900
OpenTV Corp., Class A*^	91,900	126,822
Opnet Technologies, Inc.	8,900	97,277
Parametric Technology Corp.*	77,600	1,072,432
Pegasystems, Inc.^	12,700	438,531
Phoenix Technologies Ltd.*	1,800	6,570
Progress Software Corp.*	29,100	659,115
PROS Holdings, Inc.*	20,200	170,084
QAD, Inc.	21,977	99,995
Quest Software, Inc.*	43,931	740,237
Radiant Systems, Inc.*	25,900	278,166
Renaissance Learning, Inc.	14,256	141,705
Rosetta Stone, Inc.*^	5,800	133,168
S1 Corp.*	35,400	218,772
Smith Micro Software, Inc.*^	22,800	281,808
SolarWinds, Inc.*^	10,800	237,924
Solera Holdings, Inc.#^	46,550	1,448,170
SonicWALL, Inc.*	25,600	215,040
Sourcefire, Inc.*^	13,200	283,404
SPSS, Inc.*	11,400	569,430
SuccessFactors, Inc.*	487,009	6,852,217
Symyx Technologies, Inc.*	25,200	166,824
Synchronoss Technologies, Inc.*	14,300	178,321
Take-Two Interactive Software, Inc.*^	46,600	522,386
Taleo Corp., Class A*	20,900	473,176
TeleCommunication Systems, Inc., Class A*	15,900	132,924
THQ, Inc.*	857,878	5,867,886
TIBCO Software, Inc.*	117,500	1,115,075
TiVo, Inc.*	70,000	725,200
Tyler Technologies, Inc.*^	24,100	411,869
Ultimate Software Group, Inc.*^	16,000	459,520
Unica Corp.*	200	1,524
VASCO Data Security International, Inc.*	20,900	155,078
Websense, Inc.*	28,200	473,760

		50,877,936

Total Information Technology		255,218,327

Materials (3.5%)
Chemicals (2.4%)
A. Schulman, Inc.	12,800	255,104
Airgas, Inc.	127,800	6,181,686
American Vanguard Corp.	16,437	136,591
Ampal American Israel, Class A*	53,100	107,793
Arch Chemicals, Inc.	16,000	479,840
Balchem Corp.	11,800	310,340
Calgon Carbon Corp.*	300,400	4,454,932
Ferro Corp.^	29,000	258,100
GenTek, Inc.*	5,500	209,220
H.B. Fuller Co.	29,200	610,280
Hawkins, Inc.^	6,600	154,176
ICO, Inc.*	1,000	4,670
Innophos Holdings, Inc.	10,400	192,400
Innospec, Inc.	17,900	264,025
Koppers Holdings, Inc.	13,500	400,275
LSB Industries, Inc.*	3,900	60,723
Minerals Technologies, Inc.	11,300	537,428
NewMarket Corp.	6,400	595,456
NL Industries, Inc.^	23,211	155,514
Olin Corp.^	51,200	892,928
OM Group, Inc.*	18,400	$559,176
PolyOne Corp.*	61,000	406,870
Quaker Chemical Corp.	10,600	232,458
Rockwood Holdings, Inc.*	33,000	678,810
Sensient Technologies Corp.	31,600	877,532
ShengdaTech, Inc.*	27,400	174,264
Solutia, Inc.*^	480,500	5,564,190
Spartech Corp.^	23,400	252,018
Stepan Co.	4,200	252,336
W.R. Grace & Co.*	47,600	1,034,824
Westlake Chemical Corp.^	13,100	336,670
Zep, Inc.	11,600	188,500
Zoltek Cos., Inc.*^	17,300	181,650

		27,000,779

Construction Materials (0.1%)
Texas Industries, Inc.^	15,300	642,447
U.S. Concrete, Inc.*^	2,400	4,152
United States Lime & Minerals, Inc.*	3,600	129,312

		775,911

Containers & Packaging (0.2%)
AEP Industries, Inc.*	4,700	187,530
Bway Holding Co.*	10,500	194,355
Graphic Packaging Holding Co.*	93,878	216,858
Myers Industries, Inc.	19,600	211,092
Rock-Tenn Co., Class A	25,700	1,210,727
Silgan Holdings, Inc.	17,900	943,867

		2,964,429

Metals & Mining (0.5%)
Allied Nevada Gold Corp.*^	24,500	239,855
AMCOL International Corp.^	18,000	412,020
Brush Engineered Materials, Inc.*	11,100	271,506
Century Aluminum Co.*^	30,400	284,240
China Precision Steel, Inc.*	3,600	9,792
Coeur d’Alene Mines Corp.*^	44,070	903,435
General Moly, Inc.*^	67,700	213,255
General Steel Holdings, Inc.*	1,500	5,835
Haynes International, Inc.*	7,000	222,740
Hecla Mining Co.*	143,300	629,087
Horsehead Holding Corp.*^	22,700	266,044
Kaiser Aluminum Corp.	10,200	370,872
Olympic Steel, Inc.	6,900	197,961
RTI International Metals, Inc.*^	14,900	371,159
Stillwater Mining Co.*	33,575	225,624
US Gold Corp.*^	64,000	184,960
Worthington Industries, Inc.	41,799	581,006

		5,389,391

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	26,200	281,126
Clearwater Paper Corp.*	7,014	289,889
Deltic Timber Corp.	7,100	324,967
Domtar Corp.*^	27,800	979,116
Glatfelter	29,400	337,512
Louisiana-Pacific Corp.*^	58,800	392,196
Schweitzer-Mauduit International, Inc.	10,200	554,472
Wausau Paper Corp.	29,100	291,000

		3,450,278

Total Materials		39,580,788

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.4%)
AboveNet, Inc.*^	8,200	399,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Alaska Communications Systems Group, Inc.^	20,400	$188,700
Atlantic Tele-Network, Inc.	8,300	443,386
Cbeyond, Inc.*^	11,300	182,269
Cincinnati Bell, Inc.*	152,000	532,000
Cogent Communications Group, Inc.*^	22,400	253,120
Consolidated Communications Holdings, Inc.^	14,700	235,347
D&E Communications, Inc.^	8,210	94,333
General Communication, Inc., Class A*	22,000	150,920
Global Crossing Ltd.*	22,650	323,895
Iowa Telecommunications Services, Inc.^	20,800	262,080
Neutral Tandem, Inc.*	21,950	499,582
PAETEC Holding Corp.*	91,196	352,928
Premiere Global Services, Inc.*	34,199	284,194

		4,202,586

Wireless Telecommunication Services (0.7%)
Centennial Communications Corp.*	56,900	454,062
iPCS, Inc.*	13,900	241,860
NTELOS Holdings Corp.	18,000	317,880
SBA Communications Corp., Class A*^	226,300	6,116,889
Shenandoah Telecommunications Co.	13,764	247,064
Syniverse Holdings, Inc.*	45,800	801,500
USA Mobility, Inc.^	12,643	162,842
Virgin Mobile USA, Inc., Class A*^	42,200	211,000

		8,553,097

Total Telecommunication Services		12,755,683

Utilities (1.6%)
Electric Utilities (0.6%)
Allete, Inc.^	17,200	577,404
Central Vermont Public Service Corp.	2,539	49,003
Cleco Corp.^	39,700	995,676
El Paso Electric Co.*	27,100	478,857
Empire District Electric Co.	18,525	335,117
IDACORP, Inc.	29,800	857,942
MGE Energy, Inc.^	15,400	561,792
PNM Resources, Inc.	58,000	677,440
Portland General Electric Co.	49,600	978,112
UIL Holdings Corp.	19,100	504,049
UniSource Energy Corp.	22,600	694,950
Unitil Corp.^	7,300	163,885

		6,874,227

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	4,560	141,314
Laclede Group, Inc.	14,800	475,968
New Jersey Resources Corp.	27,000	980,370
Nicor, Inc.	28,900	1,057,451
Northwest Natural Gas Co.	17,300	720,718
Piedmont Natural Gas Co., Inc.#^	48,400	1,158,696
South Jersey Industries, Inc.	19,900	702,470
Southwest Gas Corp.	29,900	764,842
WGL Holdings, Inc.	31,800	1,053,852

		7,055,681

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	3,500	5,460

Multi-Utilities (0.2%)
Avista Corp.	35,900	725,898
Black Hills Corp.^	26,000	$654,420
CH Energy Group, Inc.^	10,900	482,979
NorthWestern Corp.^	24,091	588,543

		2,451,840

Water Utilities (0.2%)
American States Water Co.^	10,300	372,654
Artesian Resources Corp., Class A^	9,700	163,154
Cadiz, Inc.*	12,500	146,250
California Water Service Group	12,900	502,326
Consolidated Water Co., Inc.	9,200	150,236
SJW Corp.	6,100	139,385
Southwest Water Co.^	25,350	124,722
York Water Co.^	10,300	142,758

		1,741,485

Total Utilities		18,128,693

Total Common Stocks (99.2%) (Cost $865,145,832)		1,128,892,651

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $10,567)	1,329	17,583

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (12.3%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	$15,000,000	14,995,710
Calyon/New York
0.41%, 7/2/10 (l)	4,999,067	4,930,865
General Electric Capital Corp.
0.40%, 3/12/10 (l)	15,000,000	14,841,270
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	60,132,033	60,132,033
MassMutual Global Funding II
0.40%, 3/26/10 (l)	14,000,000	13,917,694
Monumental Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,819,670
Monumental Global Funding Ltd.
0.46%, 5/24/10 (l)	5,500,000	5,402,788
Pricoa Global Funding I
0.41%, 12/15/09 (l)	11,000,000	10,827,564
0.40%, 6/25/10 (l)	4,999,626	4,706,898

Total Short-Term Investments of Cash Collateral for Securities Loaned		139,574,492

Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 10/1/09	9,196,205	9,196,205

Total Short-Term Investments (13.1%) (Cost/Amortized Cost $149,826,931)		148,770,697

Total Investments (112.3%) (Cost/Amortized Cost $1,014,983,330)		1,277,680,931
Other Assets Less Liabilities (-12.3%)		(140,321,167)

Net Assets (100%)		$1,137,359,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $140 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% – 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% – 7.500%, maturing 12/1/18 to 3/1/48.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	14	December-09	$836,422	$844,200	$7,778

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$192,011,974	$—	$—	$192,011,974
Consumer Staples	26,270,264	—	—	26,270,264
Energy	60,608,081	—	—	60,608,081
Financials	149,651,360	—	140	149,651,500
Health Care	185,933,542	—	—	185,933,542
Industrials	188,733,799	—	—	188,733,799
Information Technology	255,218,327	—	—	255,218,327
Materials	39,580,788	—	—	39,580,788
Telecommunication Services	12,755,683	—	—	12,755,683
Utilities	18,128,693	—	—	18,128,693
Futures	7,778	—	—	7,778
Investment Companies
Investment Companies	17,583	—	—	17,583
Short-Term Investments	—	148,770,697	—	148,770,697

Total Asset	$1,128,917,872	$148,770,697	$140	$1,277,688,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Total Liability	$—	$—	$—	$—

Total	$1,128,917,872	$148,770,697	$140	$1,277,688,709

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/08	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$140

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$140

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$566,728,154
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$435,738,727

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,976,351
Aggregate gross unrealized depreciation	(23,121,057)

Net unrealized appreciation	$235,855,294

Federal income tax cost of investments	$1,041,825,637

At September 30, 2009, the Portfolio had loaned securities with a total value of $135,893,895. This was secured by collateral of $140,630,726, which was received as cash and subsequently invested in short-term investments currently valued at $139,574,492, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $19,620, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $93,412,448 of which $1,353,060 expires in the year 2009, and $92,059,388 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.6%)
Auto Components (1.8%)
American Axle & Manufacturing Holdings, Inc.	6,830	$48,356
Amerigon, Inc.*	3,850	28,298
ArvinMeritor, Inc.	13,150	102,833
Autoliv, Inc.	85,500	2,872,800
China Automotive Systems, Inc.*	1,100	10,219
Cooper Tire & Rubber Co.	9,970	175,273
Dana Holding Corp.*	16,920	115,225
Dorman Products, Inc.*	1,950	29,289
Drew Industries, Inc.*	18,210	394,975
Exide Technologies, Inc.*	8,500	67,745
Fuel Systems Solutions, Inc.*	2,210	79,538
Gentex Corp.	137,250	1,942,087
Hawk Corp., Class A*	900	12,348
Modine Manufacturing Co.	5,900	54,693
Raser Technologies, Inc.*	8,980	13,739
Spartan Motors, Inc.	5,800	29,812
Standard Motor Products, Inc.	3,100	47,120
Stoneridge, Inc.*	2,570	18,196
Superior Industries International, Inc.	4,170	59,214
Tenneco, Inc.*	8,490	110,710
Wonder Auto Technology, Inc.*	2,580	30,960

		6,243,430

Automobiles (1.7%)
Thor Industries, Inc.	161,750	5,006,163
Winnebago Industries, Inc.*	65,710	966,594

		5,972,757

Distributors (0.0%)
Audiovox Corp., Class A*	3,090	21,167
Core-Mark Holding Co., Inc.*	1,730	49,478

		70,645

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	2,900	100,746
Bridgepoint Education, Inc.*	2,400	36,624
Capella Education Co.*	2,430	163,636
ChinaCast Education Corp.*	5,600	40,712
Coinstar, Inc.*	5,020	165,560
Corinthian Colleges, Inc.*	13,570	251,859
CPI Corp.	1,000	12,470
Grand Canyon Education, Inc.*	2,980	53,133
Jackson Hewitt Tax Service, Inc	4,090	20,859
K12, Inc.*	3,790	62,459
Learning Tree International, Inc.*	1,490	16,971
Lincoln Educational Services Corp.*.	1,330	30,431
Mac-Gray Corp.*	1,900	20,482
Matthews International Corp., Class A	5,400	191,052
Nobel Learning Communities, Inc.*	1,000	9,380
Pre-Paid Legal Services, Inc.*	1,280	65,024
Princeton Review, Inc.*	2,610	10,962
Regis Corp.	74,710	1,158,005
Sotheby’s, Inc.	11,930	205,554
Steiner Leisure Ltd.*	2,650	94,764
Stewart Enterprises, Inc., Class A	14,510	75,887
Universal Technical Institute, Inc.*	3,750	73,875

		2,860,445

Hotels, Restaurants & Leisure (1.2%)
AFC Enterprises, Inc.*	4,510	37,974
Ambassadors Group, Inc.	3,360	52,584
Ameristar Casinos, Inc.	4,540	71,641
Bally Technologies, Inc.*	9,380	$359,911
Benihana, Inc., Class A*	2,700	15,471
BJ’s Restaurants, Inc.*	3,630	54,414
Bluegreen Corp.*	2,440	7,442
Bob Evans Farms, Inc.	5,440	158,086
Buffalo Wild Wings, Inc.*	3,000	124,830
California Pizza Kitchen, Inc.*	3,490	54,514
Caribou Coffee Co., Inc.*	1,000	7,220
Carrols Restaurant Group, Inc.*	1,800	13,608
CEC Entertainment, Inc.*	3,950	102,147
Cheesecake Factory, Inc.*	10,150	187,978
Churchill Downs, Inc.	1,680	64,680
CKE Restaurants, Inc.	9,220	96,718
Cracker Barrel Old Country Store, Inc.	3,690	126,936
Denny’s Corp.*	17,150	45,619
DineEquity, Inc.	3,110	76,973
Domino’s Pizza, Inc.*	6,870	60,731
Dover Downs Gaming & Entertainment, Inc.	2,560	14,592
Einstein Noah Restaurant Group, Inc.*	770	9,271
Frisch’s Restaurants, Inc.	300	7,764
Gaylord Entertainment Co.*	5,960	119,796
Great Wolf Resorts, Inc.*	4,730	16,886
Interval Leisure Group, Inc.*	7,300	91,104
Isle of Capri Casinos, Inc.*	2,820	33,248
Jack in the Box, Inc.*	9,660	197,933
Krispy Kreme Doughnuts, Inc.*	10,470	37,378
Lakes Entertainment, Inc.*	4,000	13,440
Landry’s Restaurants, Inc.*	1,080	11,340
Life Time Fitness, Inc.*	7,190	201,680
Luby’s, Inc.*	3,580	15,036
Marcus Corp.	3,590	45,916
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,500	18,600
Monarch Casino & Resort, Inc.*	1,540	16,570
Morgans Hotel Group Co.*	4,150	22,493
Multimedia Games, Inc.*	5,200	26,624
O’Charleys, Inc.*	3,240	30,359
Orient-Express Hotels Ltd., Class A	13,900	159,989
P.F. Chang’s China Bistro, Inc.*	3,850	130,785
Papa John’s International, Inc.*	3,920	96,314
Peet’s Coffee & Tea, Inc.*	1,880	53,072
Pinnacle Entertainment, Inc.*	10,710	109,135
Red Lion Hotels Corp.*	2,100	12,075
Red Robin Gourmet Burgers, Inc.*	2,440	49,825
Ruby Tuesday, Inc.*	10,930	92,031
Ruth’s Hospitality Group, Inc.*	3,500	14,770
Shuffle Master, Inc.*	9,550	89,961
Sonic Corp.*	11,140	123,208
Speedway Motorsports, Inc.	2,380	34,248
Steak n Shake Co.*	4,160	48,963
Texas Roadhouse, Inc., Class A*	8,950	95,049
Town Sports International Holdings, Inc.*	2,940	7,379
Universal Travel Group*	1,700	21,930
Vail Resorts, Inc.*	5,260	176,420
Youbet.com, Inc.*	6,100	12,810

		3,977,471

Household Durables (2.5%)
American Greetings Corp., Class A	6,680	148,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Bassett Furniture Industries, Inc.	1,000	$4,280
Beazer Homes USA, Inc.*	5,970	33,372
Blyth, Inc.	1,090	42,216
Brookfield Homes Corp.*	1,740	11,623
Cavco Industries, Inc.*	1,130	40,115
CSS Industries, Inc.	1,380	27,283
D.R. Horton, Inc.	128,000	1,460,480
Ethan Allen Interiors, Inc.	69,710	1,150,215
Furniture Brands International, Inc.*	7,500	41,475
Helen of Troy Ltd.*	5,290	102,785
Hooker Furniture Corp.	75,744	1,022,544
Hovnanian Enterprises, Inc., Class A*	8,240	31,642
iRobot Corp.*	3,320	40,869
La-Z-Boy, Inc.	97,360	842,164
M.D.C. Holdings, Inc.	38,550	1,339,227
M/I Homes, Inc.*	62,630	851,142
Meritage Homes Corp.*	5,690	115,507
National Presto Industries, Inc.	890	76,994
NIVS IntelliMedia Technology Group, Inc.*	1,000	2,680
Ryland Group, Inc.	7,150	150,650
Sealy Corp.*	8,080	25,856
Skyline Corp.	1,190	26,846
Standard Pacific Corp.*	17,910	66,088
Stanley Furniture Co., Inc.	1,700	17,629
Tempur-Pedic International, Inc.*	12,760	241,674
Tupperware Brands Corp.	10,860	433,531
Universal Electronics, Inc.*	2,460	50,233

		8,398,084

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	4,690	16,181
Blue Nile, Inc.*	2,250	139,770
Drugstore.Com, Inc.*	15,270	37,106
Gaiam, Inc., Class A*	3,230	22,545
HSN, Inc.*	7,000	113,960
NutriSystem, Inc.	5,490	83,777
Orbitz Worldwide, Inc.*	6,380	39,428
Overstock.com, Inc.*	2,800	41,076
PetMed Express, Inc.	3,880	73,138
Shutterfly, Inc.*	3,650	60,700
Stamps.com, Inc.*	2,130	19,703
Ticketmaster Entertainment, Inc.*	6,800	79,492
U.S. Auto Parts Network, Inc.*	1,400	7,630

		734,506

Leisure Equipment & Products (0.6%)
Brunswick Corp.	75,630	906,047
Callaway Golf Co.	10,610	80,742
Eastman Kodak Co.	47,400	226,572
JAKKS Pacific, Inc.*	5,000	71,600
Leapfrog Enterprises, Inc.*	5,870	24,126
Marine Products Corp.	1,760	9,733
Polaris Industries, Inc.	5,350	218,173
Pool Corp.	8,640	191,981
RC2 Corp.*	3,420	48,735
Smith & Wesson Holding Corp.*	9,530	49,842
Sport Supply Group, Inc.	1,500	15,285
Steinway Musical Instruments*	1,210	14,362
Sturm Ruger & Co., Inc.	2,800	36,232

		1,893,430

Media (0.5%)
Arbitron, Inc.	4,280	88,853
Ascent Media Corp., Class A*	2,500	64,000
Belo Corp., Class A	15,820	$85,586
Carmike Cinemas, Inc.*	1,800	18,198
Cinemark Holdings, Inc.	5,610	58,120
CKX, Inc.*	10,704	71,824
Crown Media Holdings, Inc., Class A*	1,900	2,964
Dolan Media Co.*	5,200	62,348
EW Scripps Co., Class A*	4,400	33,000
Fisher Communications, Inc.*	1,000	18,180
Global Sources Ltd.*	2,840	19,511
Harte-Hanks, Inc.	6,510	90,033
Journal Communications, Inc., Class A	7,390	27,195
Knology, Inc.*	5,020	48,945
LIN TV Corp., Class A*	4,800	22,704
Live Nation, Inc.*	14,650	119,983
LodgeNet Interactive Corp.*	3,500	26,425
Martha Stewart Living Omnimedia, Inc., Class A*	4,760	29,798
Mediacom Communications Corp., Class A*	7,050	40,608
National CineMedia, Inc.	7,470	126,766
Outdoor Channel Holdings, Inc.*	2,600	17,004
Playboy Enterprises, Inc., Class B*	3,810	11,506
Primedia, Inc.	4,390	11,063
RCN Corp.*	6,560	61,008
Reading International, Inc., Class A*	3,600	14,796
Rentrak Corp.*	1,800	32,148
Scholastic Corp.	4,240	103,201
Sinclair Broadcast Group, Inc., Class A	8,630	30,895
Valassis Communications, Inc.*	8,610	153,947
Value Line, Inc.	240	7,409
World Wrestling Entertainment, Inc., Class A	3,670	51,417

		1,549,435

Multiline Retail (1.9%)
99 Cents Only Stores*	8,350	112,307
Dillard’s, Inc., Class A	8,960	126,336
Fred’s, Inc., Class A	100,990	1,285,603
J.C. Penney Co., Inc.	119,000	4,016,250
Retail Ventures, Inc.*	4,410	23,241
Saks, Inc.*	122,900	838,178
Tuesday Morning Corp.*	55,850	232,336

		6,634,251

Specialty Retail (4.7%)
America’s Car-Mart, Inc.*	1,770	42,391
AnnTaylor Stores Corp.*	9,900	157,311
Asbury Automotive Group, Inc.*	5,490	69,613
bebe Stores, Inc.	4,020	29,587
Big 5 Sporting Goods Corp.	3,820	57,682
Books-A-Million, Inc.	1,600	19,264
Borders Group, Inc.*	8,130	25,284
Brown Shoe Co., Inc.	97,910	785,238
Buckle, Inc.	4,270	145,778
Build-A-Bear Workshop, Inc.*	2,900	14,123
Cabela’s, Inc.*	7,000	93,380
Cato Corp., Class A	4,490	91,102
Charlotte Russe Holding, Inc.*	3,800	66,500
Charming Shoppes, Inc.*	20,580	101,048
Children’s Place Retail Stores, Inc.* .	3,690	110,552
Christopher & Banks Corp.	185,470	1,255,632
Citi Trends, Inc.*	2,580	73,452
Coldwater Creek, Inc.*	10,140	83,148
Collective Brands, Inc.*	11,440	198,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Conn’s, Inc.*	1,710	$19,306
Destination Maternity Corp.*	1,000	18,130
Dress Barn, Inc.*	8,000	143,440
DSW, Inc., Class A*	2,360	37,689
Finish Line, Inc., Class A	7,570	76,911
Gander Mountain Co.*	1,300	6,682
Genesco, Inc.*	3,760	90,503
Group 1 Automotive, Inc.	112,060	3,008,811
Gymboree Corp.*	17,750	858,745
Haverty Furniture Cos., Inc.*	3,088	36,469
hhgregg, Inc.*	2,000	33,880
Hibbett Sports, Inc.*	4,630	84,405
HOT Topic, Inc.*	6,880	51,531
J. Crew Group, Inc.*	8,730	312,709
Jo-Ann Stores, Inc.*	4,820	129,321
JoS. A. Bank Clothiers, Inc.*	3,030	135,653
Kirkland’s, Inc.*	1,800	25,650
Lithia Motors, Inc., Class A	2,800	43,652
Lumber Liquidators, Inc.*	2,240	48,586
Men’s Wearhouse, Inc.	125,030	3,088,241
Midas, Inc.*	2,460	23,124
Monro Muffler Brake, Inc.	2,620	83,290
New York & Co., Inc.*	4,100	20,992
OfficeMax, Inc.*	13,400	168,572
Pacific Sunwear of California, Inc.*	11,760	60,564
PEP Boys-Manny, Moe & Jack	8,880	86,758
Pier 1 Imports, Inc.*	100,692	389,678
Rent-A-Center, Inc.*	11,070	209,002
REX Stores Corp.*	1,290	14,061
Sally Beauty Holdings, Inc.*	16,780	119,306
Shoe Carnival, Inc.*	1,550	23,901
Sonic Automotive, Inc., Class A	4,930	51,765
Stage Stores, Inc.	6,820	88,387
Stein Mart, Inc.*	4,460	56,687
Syms Corp.*	1,140	9,223
Systemax, Inc.*	1,820	22,077
Talbots, Inc.	4,270	39,412
Tractor Supply Co.*	6,140	297,299
Tween Brands, Inc.*	4,440	37,252
Ulta Salon Cosmetics & Fragrance, Inc.*	4,840	79,908
West Marine, Inc.*	106,750	839,055
Wet Seal, Inc., Class A*	16,880	63,806
Zale Corp.*	190,680	1,363,362
Zumiez, Inc.*	3,490	57,271

		15,874,406

Textiles, Apparel & Luxury Goods (1.7%)
American Apparel, Inc.*	5,840	20,498
Carter’s, Inc.*	9,620	256,854
Cherokee, Inc.	1,320	31,640
Columbia Sportswear Co.	2,170	89,317
Crocs, Inc.*	14,950	99,418
Deckers Outdoor Corp.*	2,200	186,670
FGX International Holdings Ltd.*	2,380	33,201
Fossil, Inc.*	8,290	235,850
Fuqi International, Inc.*	2,010	58,853
G-III Apparel Group Ltd.*	2,320	32,828
Iconix Brand Group, Inc.*	12,380	154,379
Jones Apparel Group, Inc.	15,100	270,743
Kenneth Cole Productions, Inc., Class A	1,570	15,747
K-Swiss, Inc., Class A	4,630	40,698
Liz Claiborne, Inc.	16,900	83,317
Lululemon Athletica, Inc.*	7,330	$166,758
Maidenform Brands, Inc.*	3,140	50,428
Movado Group, Inc.	2,760	40,103
Oxford Industries, Inc.	2,510	49,447
Perry Ellis International, Inc.*	1,360	21,814
Quiksilver, Inc.*	22,900	62,975
Skechers U.S.A., Inc., Class A*	5,890	100,955
Steven Madden Ltd.*	2,690	99,019
Timberland Co., Class A*	30,190	420,245
True Religion Apparel, Inc.*	4,480	116,166
Under Armour, Inc., Class A*	5,880	163,640
Unifi, Inc.*	7,960	25,472
UniFirst Corp.	2,560	113,792
Volcom, Inc.*	3,220	53,066
Warnaco Group, Inc.*	52,760	2,314,054
Weyco Group, Inc.	1,250	28,625
Wolverine World Wide, Inc.	8,830	219,337

		5,655,909

Total Consumer Discretionary		59,864,769

Consumer Staples (2.0%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	1,380	51,171
Coca-Cola Bottling Co. Consolidated	710	34,385
Heckmann Corp.*	14,800	67,784
National Beverage Corp.*	1,880	21,639

		174,979

Food & Staples Retailing (0.9%)
Andersons, Inc.	3,070	108,064
Arden Group, Inc., Class A	200	23,900
Casey’s General Stores, Inc.	67,640	2,122,543
Diedrich Coffee, Inc.*	700	16,835
Great Atlantic & Pacific Tea Co., Inc.*	6,060	53,995
Ingles Markets, Inc., Class A	2,290	36,251
Nash Finch Co.	2,320	63,429
Pantry, Inc.*	3,510	55,037
Pricesmart, Inc.	2,720	51,000
Ruddick Corp.	7,230	192,462
Spartan Stores, Inc.	3,980	56,237
Susser Holdings Corp.*	1,340	16,844
United Natural Foods, Inc.*	7,650	182,988
Village Super Market, Inc., Class A	1,110	32,712
Weis Markets, Inc.	2,000	63,900
Winn-Dixie Stores, Inc.*	9,680	127,001

		3,203,198

Food Products (0.6%)
AgFeed Industries, Inc.*	5,280	28,195
Alico, Inc.	620	18,222
American Dairy, Inc.*	1,557	44,110
American Italian Pasta Co., Class A*	3,700	100,566
B&G Foods, Inc., Class A	4,400	36,036
Calavo Growers, Inc.	1,830	34,733
Cal-Maine Foods, Inc.	2,270	60,768
Chiquita Brands International, Inc.*	7,980	128,957
Darling International, Inc.*	14,980	110,103
Diamond Foods, Inc.	2,780	88,182
Farmer Bros Co.	1,190	24,633
Fresh Del Monte Produce, Inc.*	7,310	165,279
Griffin Land & Nurseries, Inc.	580	18,560
Hain Celestial Group, Inc.*	6,690	128,247
HQ Sustainable Maritime Industries, Inc.*	1,470	12,936
Imperial Sugar Co.	1,860	23,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
J&J Snack Foods Corp.	2,450	$105,816
Lancaster Colony Corp.	3,190	163,551
Lance, Inc.	4,970	128,325
Lifeway Foods, Inc.*	830	9,122
Omega Protein Corp.*	3,310	16,053
Overhill Farms, Inc.*	3,200	19,360
Sanderson Farms, Inc.	3,350	126,094
Seneca Foods Corp., Class A*	1,400	38,360
Smart Balance, Inc.*	11,150	68,461
Synutra International, Inc.*	3,500	47,985
Tootsie Roll Industries, Inc.	4,270	101,541
TreeHouse Foods, Inc.*	5,350	190,835
Zapata Corp.*	1,700	11,832
Zhongpin, Inc.*	3,520	51,814

		2,102,261

Household Products (0.1%)
Central Garden & Pet Co., Class A*	11,070	120,995
Oil-Dri Corp. of America	1,100	15,950
Orchids Paper Products Co.*	800	16,000
WD-40 Co.	2,950	83,780

		236,725

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*	11,060	53,752
Bare Escentuals, Inc.*	11,700	139,113
Chattem, Inc.*	3,250	215,832
China Sky One Medical, Inc.*	2,070	27,303
China-Biotics, Inc.*	1,500	24,000
Elizabeth Arden, Inc.*	4,300	50,611
Female Health Co.*	3,300	16,665
Inter Parfums, Inc.	2,480	30,281
Mannatech, Inc.	2,750	10,532
Medifast, Inc.*	2,000	43,440
Nu Skin Enterprises, Inc., Class A	8,860	164,176
Nutraceutical International Corp.*	1,800	20,286
Prestige Brands Holdings, Inc.*	5,870	41,325
Revlon, Inc., Class A*	3,200	15,552
Schiff Nutrition International, Inc.	1,830	9,534
USANA Health Sciences, Inc.*	1,160	39,568

		901,970

Tobacco (0.1%)
Alliance One International, Inc.*	14,350	64,288
Star Scientific, Inc.*	12,860	11,960
Universal Corp.	4,130	172,716
Vector Group Ltd.	7,046	109,769

		358,733

Total Consumer Staples		6,977,866

Energy (7.7%)
Energy Equipment & Services (5.7%)
Allis-Chalmers Energy, Inc.*	9,240	40,286
Atwood Oceanics, Inc.*	51,850	1,828,749
Basic Energy Services, Inc.*	3,740	31,753
Bolt Technology Corp.*	1,530	19,232
Boots & Coots, Inc.*	15,600	25,116
Bristow Group, Inc.*	59,140	1,755,867
Bronco Drilling Co., Inc.*	3,410	22,335
Cal Dive International, Inc.*	8,000	79,120
CARBO Ceramics, Inc.	6,462	333,116
Complete Production Services, Inc.*	10,640	120,232
Dawson Geophysical Co.*	1,170	32,035
Dril-Quip, Inc.*	5,100	253,164
ENGlobal Corp.*	3,010	12,401
Geokinetics, Inc.*	840	$17,808
Global Industries Ltd.*	243,450	2,312,775
Gulf Island Fabrication, Inc.	2,140	40,104
GulfMark Offshore, Inc.*	4,190	137,181
Helix Energy Solutions Group, Inc.*	160,500	2,404,290
Hercules Offshore, Inc.*	16,300	80,033
Hornbeck Offshore Services, Inc.*	3,800	104,728
ION Geophysical Corp.*	17,150	60,368
Key Energy Services, Inc.*	21,800	189,660
Lufkin Industries, Inc.	2,460	130,823
Matrix Service Co.*	4,690	50,980
NATCO Group, Inc., Class A*	3,530	156,308
Natural Gas Services Group, Inc.*	2,200	38,764
Newpark Resources, Inc.*	15,860	50,911
Oil States International, Inc.*	43,900	1,542,207
OYO Geospace Corp.*	720	18,598
Parker Drilling Co.*	21,160	115,534
PHI, Inc.*	2,410	48,875
Pioneer Drilling Co.*	7,380	54,169
Rowan Cos., Inc.	149,000	3,437,430
RPC, Inc.	5,070	53,134
Sulphco, Inc.*	9,950	13,631
Superior Well Services, Inc.*	2,720	26,330
T-3 Energy Services, Inc.*	2,200	43,340
TETRA Technologies, Inc.*	13,300	128,877
TGC Industries, Inc.*	2,800	13,580
Tidewater, Inc.	15,200	715,768
Union Drilling, Inc.*	1,860	14,210
Unit Corp.*	63,150	2,604,937
Vantage Drilling Co.*	9,200	16,836
Willbros Group, Inc.*	7,040	107,219

		19,282,814

Oil, Gas & Consumable Fuels (2.0%)
Alon USA Energy, Inc.	1,280	12,710
Apco Oil and Gas International, Inc.	1,580	36,214
Approach Resources, Inc.*	2,440	22,155
Arch Coal, Inc.	16,800	371,784
Arena Resources, Inc.*	6,780	240,690
Atlas Energy, Inc.	6,200	167,834
ATP Oil & Gas Corp.*	5,880	105,193
Berry Petroleum Co., Class A	7,690	205,938
Bill Barrett Corp.*	6,830	223,956
BPZ Resources, Inc.*	15,860	119,267
Brigham Exploration Co.*	13,950	126,666
Carrizo Oil & Gas, Inc.*	4,680	114,613
Cheniere Energy, Inc.*	9,420	27,601
Clayton Williams Energy, Inc.*	1,050	31,626
Clean Energy Fuels Corp.*	5,850	84,298
Contango Oil & Gas Co.*	2,080	106,205
CREDO Petroleum Corp.*	1,100	11,132
Crosstex Energy, Inc.	6,890	36,379
Cubic Energy, Inc.*	3,900	3,666
CVR Energy, Inc.*	4,020	50,009
Delek U.S. Holdings, Inc.	2,230	19,111
Delta Petroleum Corp.*	32,810	57,418
DHT Maritime, Inc.	7,090	26,658
Endeavour International Corp.*	20,680	25,023
Evergreen Energy, Inc.*	20,930	12,977
FX Energy, Inc.*	7,460	24,096
General Maritime Corp.	8,710	67,415
GeoResources, Inc.*	1,270	14,033
GMX Resources, Inc.*	3,910	61,426
Golar LNG Ltd.	6,160	68,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Goodrich Petroleum Corp.*	4,280	$110,467
Gran Tierra Energy, Inc.*	35,840	149,094
Green Plains Renewable Energy, Inc.*	2,000	14,200
Gulfport Energy Corp.*	4,690	40,991
Harvest Natural Resources, Inc.*	5,850	30,010
International Coal Group, Inc.*	15,550	62,666
Isramco, Inc.*	200	26,128
James River Coal Co.*	4,510	86,186
Knightsbridge Tankers Ltd.	2,950	38,468
McMoRan Exploration Co.*	12,740	96,187
Nordic American Tanker Shipping Ltd.	7,471	220,992
Northern Oil and Gas, Inc.*	5,390	45,276
Oilsands Quest, Inc.*	34,420	38,895
Overseas Shipholding Group, Inc.	20,950	782,902
Panhandle Oil and Gas, Inc., Class A	1,280	27,341
Parallel Petroleum Corp.*	5,780	18,323
Patriot Coal Corp.*	12,500	147,000
Penn Virginia Corp.	7,630	174,803
Petroleum Development Corp.*	3,110	58,033
PetroQuest Energy, Inc.*	8,120	52,699
PrimeEnergy Corp.*	60	1,721
Rex Energy Corp.*	4,820	40,247
Rosetta Resources, Inc.*	9,380	137,792
Ship Finance International Ltd.	8,030	98,689
Stone Energy Corp.*	6,940	113,191
Swift Energy Co.*	6,340	150,131
Syntroleum Corp.*	12,300	33,210
Teekay Corp.	47,869	1,046,895
Teekay Tankers Ltd., Class A	1,060	8,851
Toreador Resources Corp.*	3,920	39,161
Uranerz Energy Corp.*	9,500	21,755
Uranium Energy Corp.*	9,000	26,550
USEC, Inc.*	20,340	95,395
VAALCO Energy, Inc.*	10,450	48,070
Venoco, Inc.*	3,190	36,717
W&T Offshore, Inc.	6,300	73,773
Warren Resources, Inc.*	10,480	31,021
Western Refining, Inc.*	6,310	40,699
Westmoreland Coal Co.*	1,680	13,658
World Fuel Services Corp.	5,100	245,157
Zion Oil & Gas, Inc.*	1,900	18,544

		7,016,111

Total Energy		26,298,925

Financials (16.0%)
Capital Markets (1.2%)
Allied Capital Corp.	32,600	100,082
American Capital Ltd.	50,500	163,115
Apollo Investment Corp.	27,850	265,967
Ares Capital Corp.	17,570	193,621
BGC Partners, Inc., Class A	8,860	37,921
BlackRock Kelso Capital Corp.	2,250	16,695
Broadpoint Gleacher Securities, Inc.*	8,470	70,640
Calamos Asset Management, Inc., Class A	3,470	45,318
Capital Southwest Corp.	530	40,677
Cohen & Steers, Inc.	3,030	72,720
Diamond Hill Investment Group, Inc.*	390	22,608
Duff & Phelps Corp., Class A	3,060	58,630
E*TRADE Financial Corp.*	252,800	442,400
Epoch Holding Corp.	1,920	16,800
Evercore Partners, Inc., Class A	1,710	49,966
FBR Capital Markets Corp.*	2,730	16,189
FCStone Group, Inc.*	4,750	$22,895
GAMCO Investors, Inc., Class A	1,340	61,238
GFI Group, Inc.	11,560	83,579
Gladstone Capital Corp.	3,660	32,684
Gladstone Investment Corp.	3,890	18,866
Harris & Harris Group, Inc.*	4,560	28,500
Hercules Technology Growth Capital, Inc.	5,880	57,742
International Assets Holding Corp.*	870	14,364
JMP Group, Inc.	2,900	28,014
KBW, Inc.*	6,210	200,086
Knight Capital Group, Inc., Class A*	15,790	343,432
Kohlberg Capital Corp.	3,070	18,512
LaBranche & Co., Inc.*	10,400	35,360
Main Street Capital Corp.	1,400	19,922
MCG Capital Corp.*	12,800	53,632
MF Global Ltd.*	17,600	127,952
MVC Capital, Inc.	3,860	33,891
NGP Capital Resources Co.	3,840	27,878
Oppenheimer Holdings, Inc., Class A	1,800	43,830
optionsXpress Holdings, Inc.	7,570	130,810
PennantPark Investment Corp.	3,740	30,331
Penson Worldwide, Inc.*	3,670	35,746
Piper Jaffray Cos., Inc.*	3,540	168,929
Prospect Capital Corp.	8,260	88,465
Pzena Investment Management, Inc., Class A*	1,100	8,987
Riskmetrics Group, Inc.*	3,760	54,971
Safeguard Scientifics, Inc.*	3,611	39,613
Sanders Morris Harris Group, Inc.	3,400	20,094
Stifel Financial Corp.*	5,120	281,088
SWS Group, Inc.	4,350	62,640
Thomas Weisel Partners Group, Inc.*	3,540	18,904
TICC Capital Corp.	4,400	22,176
TradeStation Group, Inc.*	5,830	47,515
Triangle Capital Corp.	1,500	18,510
U.S. Global Investors, Inc., Class A	2,210	27,249
Virtus Investment Partners, Inc.*	1,010	15,766
Westwood Holdings Group, Inc.	940	32,618

		3,970,138

Commercial Banks (3.1%)
1st Source Corp.	2,620	42,706
Alliance Financial Corp./New York	700	18,935
American National Bankshares, Inc.	1,300	28,366
Ameris Bancorp	2,459	17,580
Ames National Corp.	1,140	27,485
Arrow Financial Corp.	1,648	44,974
Auburn National Bancorp, Inc.	500	12,200
BancFirst Corp.	1,100	40,623
Banco Latinoamericano de Comercio Exterior S.A., Class E	4,930	70,105
Bancorp Rhode Island, Inc.	600	14,988
Bancorp, Inc./Delaware*	2,700	15,444
Bank of Kentucky Financial Corp.	700	14,812
Bank of Marin Bancorp/California	900	28,197
Bank of the Ozarks, Inc.	2,220	58,897
Banner Corp.	2,770	7,562
Bar Harbor Bankshares	500	17,000
Boston Private Financial Holdings, Inc.	12,590	81,961
Bridge Bancorp, Inc.	1,100	26,763
Bryn Mawr Bank Corp.	1,200	20,964
Camden National Corp.	1,350	44,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cape Bancorp, Inc.*	1,900	$14,592
Capital City Bank Group, Inc.	2,070	29,394
Cardinal Financial Corp.	4,960	40,821
Cathay General Bancorp	8,900	72,001
Center Bancorp, Inc.	2,019	15,203
Centerstate Banks, Inc.	2,620	20,672
Central Pacific Financial Corp.	4,980	12,550
Century Bancorp, Inc./Massachusetts, Class A	800	17,360
Chemical Financial Corp.	62,720	1,366,669
Chicopee Bancorp, Inc.*	1,400	18,494
Citizens & Northern Corp.	1,570	23,220
Citizens Holding Co.	700	18,522
Citizens Republic Bancorp, Inc.*	22,080	16,781
City Holding Co.	2,820	84,064
CNB Financial Corp./Pennsylvania	1,400	24,038
CoBiz Financial, Inc.	4,200	20,916
Columbia Banking System, Inc.	4,620	76,461
Community Bank System, Inc.	5,820	106,331
Community Trust Bancorp, Inc.	2,710	70,921
CVB Financial Corp.	14,310	108,613
Eagle Bancorp, Inc.*	1,900	18,202
East West Bancorp, Inc.	15,790	131,057
Enterprise Bancorp, Inc./Massachusetts	1,100	14,080
Enterprise Financial Services Corp.	1,940	17,945
F.N.B. Corp./Pennsylvania	19,420	138,076
Farmers Capital Bank Corp.	1,100	19,668
Financial Institutions, Inc.	1,970	19,641
First Bancorp, Inc./Maine	1,510	28,086
First Bancorp/North Carolina	2,500	45,125
First Bancorp/Puerto Rico	14,800	45,140
First Busey Corp.	4,460	20,962
First California Financial Group, Inc.*	1,300	6,240
First Commonwealth Financial Corp.	15,010	85,257
First Community Bancshares, Inc./Virginia	2,080	26,250
First Financial Bancorp	8,280	99,774
First Financial Bankshares, Inc.	3,710	183,497
First Financial Corp./Indiana	2,070	63,425
First Merchants Corp.	3,760	26,207
First Midwest Bancorp, Inc./Illinois	8,650	97,486
First of Long Island Corp.	1,100	29,249
First South Bancorp, Inc./North Carolina	1,410	16,215
FirstMerit Corp.	14,050	267,370
German American Bancorp, Inc	1,900	29,469
Glacier Bancorp, Inc.	10,870	162,398
Great Southern Bancorp, Inc.	1,700	40,307
Guaranty Bancorp*	9,380	13,882
Hampton Roads Bankshares, Inc.	3,600	10,368
Hancock Holding Co.	4,200	157,794
Harleysville National Corp.	7,680	40,934
Heartland Financial USA, Inc.	2,280	33,630
Heritage Financial Corp./Washington	1,100	14,465
Home Bancorp, Inc.*	1,800	21,906
Home Bancshares, Inc./Arkansas	2,620	57,430
IBERIABANK Corp.	3,480	158,549
Independent Bank Corp./Massachusetts	3,680	81,438
International Bancshares Corp.	9,470	154,456
Investors Bancorp, Inc.*	8,000	84,880
Lakeland Bancorp, Inc.	3,550	26,625
Lakeland Financial Corp.	2,140	$44,191
MainSource Financial Group, Inc.	3,560	24,208
MB Financial, Inc.	8,410	176,358
Merchants Bancshares, Inc.	800	17,088
Metro Bancorp, Inc.*	910	11,075
Midsouth Bancorp, Inc.	1,000	13,200
Nara Bancorp, Inc.	4,030	28,009
National Bankshares, Inc./Virginia	1,400	35,630
National Penn Bancshares, Inc.	21,040	128,554
NBT Bancorp, Inc.	6,100	137,494
Northfield Bancorp, Inc./New Jersey	3,430	43,904
Northrim BanCorp, Inc.	1,300	19,825
Norwood Financial Corp.	400	12,440
Ohio Valley Banc Corp.	700	18,550
Old National Bancorp/Indiana	14,470	162,064
Old Point Financial Corp.	500	8,330
Old Second Bancorp, Inc.	2,420	13,867
Oriental Financial Group, Inc.	4,360	55,372
Orrstown Financial Services, Inc.	900	34,776
Pacific Capital Bancorp N.A	6,410	9,230
Pacific Continental Corp.	2,110	22,218
PacWest Bancorp	4,290	81,725
Park National Corp.	1,930	112,596
Peapack Gladstone Financial Corp.	1,522	24,443
Penns Woods Bancorp, Inc.	800	25,608
Peoples Bancorp, Inc./Ohio	15,960	208,278
Peoples Financial Corp./Mississippi	600	11,166
Pinnacle Financial Partners, Inc.*	5,570	70,795
Porter Bancorp, Inc.	700	11,410
Premierwest Bancorp	3,570	9,675
PrivateBancorp, Inc.	6,170	150,918
Prosperity Bancshares, Inc.	8,260	287,365
Renasant Corp.	3,770	55,984
Republic Bancorp, Inc./Kentucky, Class A	1,610	32,136
Republic First Bancorp, Inc.*	1,600	7,264
S&T Bancorp, Inc.	4,190	54,302
Sandy Spring Bancorp, Inc.	2,900	47,212
Santander BanCorp*	750	7,312
SCBT Financial Corp.	2,070	58,167
Shore Bancshares, Inc.	1,480	24,760
Sierra Bancorp	1,310	15,733
Signature Bank/New York*	6,850	198,650
Simmons First National Corp., Class A	2,440	70,296
Smithtown Bancorp, Inc.	2,830	32,658
South Financial Group, Inc.	27,230	40,028
Southside Bancshares, Inc.	2,237	50,377
Southwest Bancorp, Inc./Oklahoma	2,530	35,521
State Bancorp, Inc./New York	2,500	21,125
StellarOne Corp.	4,060	59,885
Sterling Bancorp/New York	3,260	23,537
Sterling Bancshares, Inc./Texas	14,740	107,749
Sterling Financial Corp./Washington*	9,320	18,640
Suffolk Bancorp	1,760	52,114
Sun Bancorp, Inc./New Jersey*	2,419	12,772
Susquehanna Bancshares, Inc.	15,424	90,847
SVB Financial Group*	5,600	242,312
SY Bancorp, Inc.	1,950	45,026
Texas Capital Bancshares, Inc.*	6,520	109,797
Tompkins Financial Corp.	1,510	65,987
Tower Bancorp, Inc.	600	15,762
TowneBank/Virginia	3,740	47,685
Trico Bancshares	2,410	39,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Trustmark Corp.	10,210	$194,500
UCBH Holdings, Inc.	20,650	16,520
UMB Financial Corp.	5,820	235,361
Umpqua Holdings Corp.	14,480	153,488
Union Bankshares Corp./Virginia	2,620	32,619
United Bankshares, Inc.	6,840	133,996
United Community Banks, Inc./Georgia*	7,715	38,574
United Security Bancshares, Inc./Alabama	1,000	22,190
Univest Corp. of Pennsylvania	2,570	55,692
Washington Banking Co.	2,000	18,520
Washington Trust Bancorp, Inc.	2,490	43,625
Webster Financial Corp.	11,600	144,652
WesBanco, Inc.	3,910	60,449
West Bancorp, Inc.	2,950	14,632
Westamerica Bancorp	5,080	264,160
Western Alliance Bancorp*	8,480	53,509
Wilber Corp.	1,300	10,920
Wilshire Bancorp, Inc.	3,340	24,516
Wintrust Financial Corp.	4,000	111,840
Yadkin Valley Financial Corp.	2,860	13,356

		10,615,915

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	7,530	42,168
Cardtronics, Inc.*	2,260	17,673
Cash America International, Inc.	4,880	147,181
CompuCredit Holdings Corp.*	2,900	13,659
Credit Acceptance Corp.*	1,040	33,478
Dollar Financial Corp.*	4,170	66,803
EZCORP, Inc., Class A*	8,050	109,963
First Cash Financial Services, Inc.*	3,990	68,349
First Marblehead Corp.*	11,050	24,310
Nelnet, Inc., Class A*	3,670	45,655
QC Holdings, Inc.	1,000	6,750
Rewards Network, Inc.*	1,033	14,193
World Acceptance Corp.*	2,670	67,311

		657,493

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	2,660	19,285
California First National Bancorp	200	2,214
Compass Diversified Holdings	4,130	43,241
Encore Capital Group, Inc.*	2,410	32,415
Fifth Street Finance Corp.	4,530	49,513
Financial Federal Corp.	4,750	117,230
Life Partners Holdings, Inc.	990	17,721
MarketAxess Holdings, Inc.*	5,650	68,083
Medallion Financial Corp.	2,590	21,652
NewStar Financial, Inc.*	4,190	13,785
PHH Corp.*	9,730	193,043
PICO Holdings, Inc.*	3,800	126,730
Portfolio Recovery Associates, Inc.*	2,780	126,017
Primus Guaranty Ltd.*	3,740	15,970
Resource America, Inc., Class A	1,790	8,610

		855,509

Insurance (7.2%)
Ambac Financial Group, Inc.	47,830	80,354
American Equity Investment Life Holding Co.	9,660	67,813
American National Insurance Co.	19,050	1,623,060
American Physicians Capital, Inc.	1,760	50,706
American Physicians Service Group, Inc.	1,100	$25,344
American Safety Insurance Holdings Ltd.*	1,540	24,332
AMERISAFE, Inc.*	3,400	58,650
Amtrust Financial Services, Inc.	3,970	45,298
Argo Group International Holdings Ltd.*	5,530	186,250
Arthur J. Gallagher & Co.	39,300	957,741
Aspen Insurance Holdings Ltd.	80,950	2,142,747
Assured Guaranty Ltd.	18,200	353,444
Baldwin & Lyons, Inc., Class B	1,500	35,175
Citizens, Inc./Texas*	5,700	36,138
CNA Surety Corp.*	2,910	47,142
Conseco, Inc.*	31,600	166,216
Crawford & Co., Class B*	4,180	18,434
Delphi Financial Group, Inc., Class A	7,830	177,193
Donegal Group, Inc., Class A	2,030	31,343
Eastern Insurance Holdings, Inc.	1,600	15,248
eHealth, Inc.*	4,420	64,178
EMC Insurance Group, Inc.	910	19,228
Employers Holdings, Inc.	8,430	130,496
Enstar Group, Ltd.*	1,232	76,717
Erie Indemnity Co., Class A	35,050	1,312,973
FBL Financial Group, Inc., Class A	2,250	43,717
First Acceptance Corp.*	3,000	8,100
First Mercury Financial Corp.	2,540	33,833
Flagstone Reinsurance Holdings Ltd.	7,270	82,006
FPIC Insurance Group, Inc.*	1,020	34,221
Greenlight Capital Reinsurance Ltd., Class A*	5,000	94,000
Hallmark Financial Services*	1,520	12,236
Harleysville Group, Inc.	2,470	78,176
Hilltop Holdings, Inc.*	6,790	83,245
Horace Mann Educators Corp.	7,120	99,466
Independence Holding Co.	1,150	6,762
Infinity Property & Casualty Corp.	2,500	106,200
Kansas City Life Insurance Co.	790	24,601
Maiden Holdings Ltd.	8,830	64,194
Max Capital Group Ltd.	8,090	172,883
Meadowbrook Insurance Group, Inc.	10,660	78,884
Mercer Insurance Group, Inc.	900	16,263
Montpelier Reinsurance Holdings Ltd.	116,030	1,893,610
National Financial Partners Corp.*	7,040	61,389
National Interstate Corp.	1,070	18,725
National Western Life Insurance Co., Class A	400	70,392
Navigators Group, Inc.*	2,280	125,400
NYMAGIC, Inc.	770	13,290
Old Republic International Corp.	212,150	2,583,987
Phoenix Cos., Inc.*	20,700	67,275
Platinum Underwriters Holdings Ltd.	8,650	310,016
PMA Capital Corp., Class A*	5,510	31,352
Presidential Life Corp.	3,760	38,954
ProAssurance Corp.*	5,700	297,483
Protective Life Corp.	188,000	4,026,960
RLI Corp.	23,990	1,266,192
Safety Insurance Group, Inc.	2,040	67,157
SeaBright Insurance Holdings, Inc.*	3,300	37,686
Selective Insurance Group, Inc.	9,450	148,648
StanCorp Financial Group, Inc.	28,650	1,156,600
State Auto Financial Corp.	2,460	44,108
Stewart Information Services Corp.	3,100	38,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Syncora Holdings Ltd.*	35,675	$17,124
Tower Group, Inc.	7,134	173,998
United America Indemnity Ltd., Class A*	6,210	45,892
United Fire & Casualty Co.	3,950	70,705
Universal Insurance Holdings, Inc.	2,700	13,581
Validus Holdings Ltd.	72,223	1,863,353
Zenith National Insurance Corp.	37,130	1,147,317

		24,414,548

Real Estate Investment Trusts (REITs) (2.8%)
Acadia Realty Trust (REIT)	7,050	106,244
Agree Realty Corp. (REIT)	1,350	30,956
Alexander’s, Inc. (REIT)	350	103,558
American Campus Communities, Inc. (REIT)	9,240	248,094
American Capital Agency Corp. (REIT)	1,920	54,624
Anthracite Capital, Inc. (REIT)*	13,640	14,322
Anworth Mortgage Asset Corp. (REIT)	18,120	142,786
Ashford Hospitality Trust, Inc. (REIT)*	11,600	40,136
Associated Estates Realty Corp. (REIT)	2,530	24,339
BioMed Realty Trust, Inc. (REIT)	17,440	240,672
CapLease, Inc. (REIT)	7,950	32,038
Capstead Mortgage Corp. (REIT)	11,190	155,653
Care Investment Trust, Inc. (REIT)	2,220	17,027
CBL & Associates Properties, Inc. (REIT)	23,700	229,890
Cedar Shopping Centers, Inc. (REIT)	6,920	44,634
Cogdell Spencer, Inc. (REIT)	4,680	22,464
Colonial Properties Trust (REIT)	8,680	84,456
Cousins Properties, Inc. (REIT)	11,943	98,888
Cypress Sharpridge Investments, Inc. (REIT)*	2,800	39,760
DCT Industrial Trust, Inc. (REIT)	34,470	176,142
Developers Diversified Realty Corp. (REIT)	24,600	227,304
DiamondRock Hospitality Co. (REIT)*	19,480	157,788
DuPont Fabros Technology, Inc. (REIT)*	4,930	65,717
Dynex Capital, Inc. (REIT)	1,800	15,174
EastGroup Properties, Inc. (REIT)	4,570	174,665
Education Realty Trust, Inc. (REIT)	8,850	52,480
Entertainment Properties Trust (REIT)	6,312	215,492
Equity Lifestyle Properties, Inc. (REIT)	4,290	183,569
Equity One, Inc. (REIT)	5,550	86,968
Extra Space Storage, Inc. (REIT)	15,430	162,786
FelCor Lodging Trust, Inc. (REIT)	11,490	52,050
First Industrial Realty Trust, Inc. (REIT)	7,910	41,527
First Potomac Realty Trust (REIT)	4,920	56,875
Franklin Street Properties Corp. (REIT)	10,970	143,707
Getty Realty Corp. (REIT)	3,030	74,356
Gladstone Commercial Corp. (REIT)	1,700	23,256
Glimcher Realty Trust (REIT)	9,070	33,287
Government Properties Income Trust (REIT)*	1,900	45,619
Gramercy Capital Corp./New York (REIT)*	7,640	$18,565
Hatteras Financial Corp. (REIT)	6,080	182,278
Healthcare Realty Trust, Inc. (REIT)	10,020	211,723
Hersha Hospitality Trust (REIT)	7,660	23,746
Highwoods Properties, Inc. (REIT)	12,620	396,899
Home Properties, Inc. (REIT)	5,960	256,816
Inland Real Estate Corp. (REIT)	12,110	106,084
Invesco Mortgage Capital, Inc. (REIT)*	1,500	32,775
Investors Real Estate Trust (REIT)	10,620	96,005
iStar Financial, Inc. (REIT)*	18,600	56,544
Kilroy Realty Corp. (REIT)	7,300	202,502
Kite Realty Group Trust (REIT)	6,960	29,023
LaSalle Hotel Properties (REIT)	10,930	214,884
Lexington Realty Trust (REIT)	15,644	79,784
LTC Properties, Inc. (REIT)	4,140	99,526
Medical Properties Trust, Inc. (REIT)	14,370	112,230
MFA Financial, Inc. (REIT)	48,330	384,707
Mid-America Apartment Communities, Inc. (REIT)	4,940	222,942
Mission West Properties, Inc. (REIT)	2,840	19,113
Monmouth Real Estate Investment Corp. (REIT), Class A	3,540	24,638
National Health Investors, Inc. (REIT)	4,590	145,273
National Retail Properties, Inc. (REIT)	14,230	305,518
NorthStar Realty Finance Corp. (REIT)	10,630	37,311
Omega Healthcare Investors, Inc. (REIT)	14,910	238,858
Parkway Properties, Inc./Maryland (REIT)	3,830	75,451
Pennsylvania Real Estate Investment Trust (REIT)	6,360	48,400
Pennymac Mortgage Investment Trust (REIT)*	2,500	49,775
Post Properties, Inc. (REIT)	7,930	142,740
Potlatch Corp. (REIT)	7,090	201,711
PS Business Parks, Inc. (REIT)	2,950	151,394
RAIT Financial Trust (REIT)	9,870	29,018
Ramco-Gershenson Properties Trust (REIT)	3,910	34,877
Redwood Trust, Inc. (REIT)	13,910	215,605
Resource Capital Corp. (REIT)	3,710	20,182
Saul Centers, Inc. (REIT)	1,090	34,989
Sovran Self Storage, Inc. (REIT)	4,020	122,329
Starwood Property Trust, Inc. (REIT)*	6,600	133,650
Strategic Hotels & Resorts, Inc. (REIT)*	11,040	28,594
Sun Communities, Inc. (REIT)	2,980	64,130
Sunstone Hotel Investors, Inc. (REIT)*	13,390	95,069
Tanger Factory Outlet Centers (REIT)	6,920	258,393
Transcontinental Realty Investors, Inc.*	100	1,170
UMH Properties, Inc. (REIT)	2,000	16,300
Universal Health Realty Income Trust (REIT)	2,080	67,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. (REIT), Class A	3,640	$53,108
U-Store-It Trust (REIT)	13,300	83,125
Walter Investment Management Corp. (REIT)	3,400	54,468
Washington Real Estate Investment Trust (REIT)	10,490	302,112
Winthrop Realty Trust (REIT)	1,980	19,285

		9,520,626

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	700	8,099
Avatar Holdings, Inc.*	1,080	20,520
China Housing & Land Development, Inc.*	4,700	18,095
Consolidated-Tomoka Land Co.	960	36,768
Forestar Group, Inc.*	6,380	109,609
Tejon Ranch Co.*	1,940	49,819

		242,910

Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	3,880	30,031
Astoria Financial Corp.	14,600	161,184
Bank Mutual Corp.	8,440	74,610
BankFinancial Corp.	3,540	33,913
Beneficial Mutual Bancorp, Inc.*	5,780	52,771
Berkshire Hills Bancorp, Inc.	2,400	52,656
Brookline Bancorp, Inc.	10,590	102,935
Brooklyn Federal Bancorp, Inc.	590	7,198
Cheviot Financial Corp.	800	6,848
Clifton Savings Bancorp, Inc.	1,640	16,072
Danvers Bancorp, Inc.	2,980	40,498
Dime Community Bancshares, Inc.	5,030	57,493
Doral Financial Corp.*	960	3,552
ESB Financial Corp.	1,500	20,085
ESSA Bancorp, Inc.	2,720	35,931
First Defiance Financial Corp.	1,300	19,383
First Financial Holdings, Inc.	2,060	32,898
First Financial Northwest, Inc.	3,570	20,777
First Financial Service Corp.	600	8,082
Flagstar Bancorp, Inc.*	11,920	12,278
Flushing Financial Corp.	4,590	52,326
Fox Chase Bancorp, Inc.*	970	9,719
Heritage Financial Group	300	2,484
Home Federal Bancorp, Inc./Idaho	3,240	37,001
Kearny Financial Corp.	3,100	32,302
Kentucky First Federal Bancorp	900	11,241
K-Fed Bancorp	1,000	9,020
Legacy Bancorp, Inc./Massachusetts	1,600	16,800
Meridian Interstate Bancorp, Inc.*	1,710	14,535
MGIC Investment Corp.*	22,500	166,725
NASB Financial, Inc.	590	15,517
NewAlliance Bancshares, Inc.	18,500	197,950
Northeast Community Bancorp, Inc.	900	6,642
Northwest Bancorp, Inc.	2,990	68,292
OceanFirst Financial Corp.	1,560	18,096
Ocwen Financial Corp.*	9,455	107,031
Oritani Financial Corp.	1,620	22,097
PMI Group, Inc.	11,690	49,682
Provident Financial Services, Inc.	10,720	110,309
Provident New York Bancorp	5,750	54,912
Prudential Bancorp, Inc. of Pennsylvania	1,000	10,040
Radian Group, Inc.	13,860	146,639
Rockville Financial, Inc.	1,440	15,480
Roma Financial Corp.	1,520	$18,894
Territorial Bancorp, Inc.*	2,000	31,360
Tree.com, Inc.*	1,400	10,570
TrustCo Bank Corp. NY/New York	330,390	2,064,937
United Financial Bancorp, Inc.	2,930	33,929
ViewPoint Financial Group	1,840	25,834
Waterstone Financial, Inc.*	1,210	6,123
Westfield Financial, Inc.	5,530	46,839
WSFS Financial Corp.	1,090	29,038

		4,231,559

Total Financials		54,508,698

Health Care (8.8%)
Biotechnology (1.8%)
Acorda Therapeutics, Inc.*	6,740	156,907
Affymax, Inc.*	2,260	53,991
Alkermes, Inc.*	16,860	154,943
Allos Therapeutics, Inc.*	10,080	73,080
Alnylam Pharmaceuticals, Inc.*	6,480	146,966
AMAG Pharmaceuticals, Inc.*	2,870	125,362
Amicus Therapeutics, Inc.*	2,550	22,313
Arena Pharmaceuticals, Inc.*	15,120	67,586
ARIAD Pharmaceuticals, Inc.*	17,020	37,784
ArQule, Inc.*	7,110	32,279
Array BioPharma, Inc.*	8,470	20,159
AVI BioPharma, Inc.*	15,200	26,144
BioCryst Pharmaceuticals, Inc.*	4,200	34,608
Biospecifics Technologies Corp.*	600	19,206
Cardium Therapeutics, Inc.*	8,200	13,284
Celera Corp.*	14,460	90,086
Cell Therapeutics, Inc.*	91,300	112,299
Celldex Therapeutics, Inc.*	1,610	8,839
Cepheid, Inc.*	10,400	137,488
Chelsea Therapeutics International, Inc.*	4,700	11,797
Clinical Data, Inc.*	2,060	34,340
Cubist Pharmaceuticals, Inc.*	10,480	211,696
Curis, Inc.*	10,500	24,570
Cytokinetics, Inc.*	6,640	35,126
Cytori Therapeutics, Inc.*	4,640	18,328
Dyax Corp.*	10,740	38,557
Emergent Biosolutions, Inc.*	2,720	48,035
Enzon Pharmaceuticals, Inc.*	8,120	66,990
Exelixis, Inc.*	19,070	121,667
Facet Biotech Corp.*	4,030	69,679
Genomic Health, Inc.*	2,440	53,338
Geron Corp.*	15,940	104,566
GTx, Inc.*	3,230	41,344
Halozyme Therapeutics, Inc.*	11,400	81,054
Hemispherx Biopharma, Inc.*	19,200	38,400
Human Genome Sciences, Inc.*	28,430	535,053
Idenix Pharmaceuticals, Inc.*	4,450	13,751
Idera Pharmaceuticals, Inc.*	3,820	28,306
Immunogen, Inc.*	9,360	75,910
Immunomedics, Inc.*	11,480	63,370
Incyte Corp.*	13,250	89,437
Infinity Pharmaceuticals, Inc.*	3,600	22,428
Insmed, Inc.*	21,800	17,876
InterMune, Inc.*	6,690	106,572
Isis Pharmaceuticals, Inc.*	16,610	242,008
Lexicon Pharmaceuticals, Inc.*	14,330	30,523
Ligand Pharmaceuticals, Inc., Class B*	19,830	45,807
MannKind Corp.*	9,590	94,462
Martek Biosciences Corp.*	6,090	137,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Maxygen, Inc.*	4,360	$29,168
Medivation, Inc.*	5,050	137,057
Metabolix, Inc.*	3,330	34,232
Micromet, Inc.*	9,400	62,604
Molecular Insight Pharmaceuticals, Inc.*	3,010	16,645
Momenta Pharmaceuticals, Inc.*	6,500	68,965
Myriad Pharmaceuticals, Inc.*	3,305	19,367
Nabi Biopharmaceuticals*	9,160	32,884
Nanosphere, Inc.*	1,810	12,960
Neurocrine Biosciences, Inc.*	7,020	21,411
NeurogesX, Inc.*	2,200	17,600
Novavax, Inc.*	10,510	41,620
NPS Pharmaceuticals, Inc.*	8,500	34,170
OncoGenex Pharmaceutical, Inc.*	700	25,200
Onyx Pharmaceuticals, Inc.*	10,600	317,682
Opko Health, Inc.*	8,420	19,198
Orexigen Therapeutics, Inc.*	4,110	40,484
Osiris Therapeutics, Inc.*	2,940	19,580
OXiGENE, Inc.*	5,900	8,378
PDL BioPharma, Inc.	19,830	156,260
Pharmasset, Inc.*	3,540	74,836
Poniard Pharmaceuticals, Inc.*	4,600	34,408
Progenics Pharmaceuticals, Inc.*	4,780	25,047
Protalix BioTherapeutics, Inc.*	5,800	47,908
Regeneron Pharmaceuticals, Inc.*	11,230	216,739
Repligen Corp.*	5,380	26,954
Rigel Pharmaceuticals, Inc.*	8,100	66,420
Sangamo BioSciences, Inc.*	7,810	64,120
Savient Pharmaceuticals, Inc.*	10,240	155,648
Sciclone Pharmaceuticals, Inc.*	7,400	31,524
Seattle Genetics, Inc.*	14,130	198,244
SIGA Technologies, Inc.*	4,400	34,716
Spectrum Pharmaceuticals, Inc.*	6,800	45,764
StemCells, Inc.*	19,800	32,274
Synta Pharmaceuticals Corp.*	2,940	9,114
Theravance, Inc.*	9,510	139,226
Vanda Pharmaceuticals, Inc.*	4,600	53,544
Vical, Inc.*	6,800	28,968
ZymoGenetics, Inc.*	6,400	38,656

		6,275,462

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.*	3,620	96,835
ABIOMED, Inc.*	5,480	53,211
Accuray, Inc.*	7,380	47,970
Align Technology, Inc.*	10,370	147,461
Alphatec Holdings, Inc.*	4,860	22,356
American Medical Systems Holdings, Inc.*	13,170	222,836
Analogic Corp.	2,340	86,627
AngioDynamics, Inc.*	4,320	59,530
Aspect Medical Systems, Inc.*	3,100	37,138
Atrion Corp.	260	37,544
ATS Medical, Inc.*	9,200	24,656
Bovie Medical Corp.*	3,300	25,905
Cantel Medical Corp.*	2,180	32,831
Cardiac Science Corp.*	3,370	13,480
Cardiovascular Systems, Inc.*	1,900	13,813
Conceptus, Inc.*	5,430	100,672
CONMED Corp.*	5,180	99,301
CryoLife, Inc.*	4,300	34,271
Cutera, Inc.*	2,200	19,030
Cyberonics, Inc.*	5,030	80,178
Cynosure, Inc., Class A*	1,670	$19,456
Delcath Systems, Inc.*	3,700	18,167
DexCom, Inc.*	8,540	67,722
Electro-Optical Sciences, Inc.*	3,400	32,572
Endologix, Inc.*	8,600	53,234
EnteroMedics, Inc.*	3,300	15,807
ev3, Inc.*	12,890	158,676
Exactech, Inc.*	1,420	22,351
Greatbatch, Inc.*	4,270	95,947
Haemonetics Corp.*	4,300	241,316
Hansen Medical, Inc.*	3,840	13,440
HeartWare International, Inc.*	800	23,992
Home Diagnostics, Inc.*	1,800	12,168
ICU Medical, Inc.*	2,020	74,457
I-Flow Corp.*	3,810	43,396
Immucor, Inc.*	12,170	215,409
Insulet Corp.*	4,990	56,038
Integra LifeSciences Holdings Corp.*	3,440	117,476
Invacare Corp.	4,980	110,954
IRIS International, Inc.*	3,160	35,708
Kensey Nash Corp.*	1,450	41,978
MAKO Surgical Corp.*	2,400	21,024
Masimo Corp.*	9,020	236,324
Medical Action Industries, Inc.*	2,480	29,934
Meridian Bioscience, Inc.	6,820	170,568
Merit Medical Systems, Inc.*	5,010	86,823
Micrus Endovascular Corp.*	2,730	35,353
Natus Medical, Inc.*	4,880	75,298
Neogen Corp.*	2,490	80,402
NuVasive, Inc.*	6,520	272,275
NxStage Medical, Inc.*	4,130	27,630
OraSure Technologies, Inc.*	8,230	23,867
Orthofix International N.V.*	3,080	90,521
Orthovita, Inc.*	11,580	50,836
Palomar Medical Technologies, Inc.*	3,190	51,710
Quidel Corp.*	4,810	78,066
Rochester Medical Corp.*	1,700	20,468
Rockwell Medical Technologies, Inc.*	2,300	17,894
RTI Biologics, Inc.*	9,330	40,586
Sirona Dental Systems, Inc.*	3,050	90,738
Somanetics Corp.*	1,770	28,532
SonoSite, Inc.*	3,110	82,291
Spectranetics Corp.*	5,640	36,152
Stereotaxis, Inc.*	4,620	20,605
STERIS Corp.	52,000	1,583,400
SurModics, Inc.*	2,770	68,142
Symmetry Medical, Inc.*	6,430	66,679
Synovis Life Technologies, Inc.*	1,520	20,976
Teleflex, Inc.	38,000	1,835,780
Thoratec Corp.*	10,000	302,700
TomoTherapy, Inc.*	7,190	31,133
TranS1, Inc.*	2,220	10,678
Utah Medical Products, Inc.	500	14,660
Vascular Solutions, Inc.*	3,200	26,464
Volcano Corp.*	8,610	144,820
West Pharmaceutical Services, Inc.	32,110	1,303,987
Wright Medical Group, Inc.*	6,320	112,875
Young Innovations, Inc.	1,100	28,941
Zoll Medical Corp.*	3,740	80,485

		10,025,526

Health Care Providers & Services (1.6%)
Air Methods Corp.*	1,780	57,975
Alliance HealthCare Services, Inc.*	4,470	25,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Allied Healthcare International, Inc.*	7,300	$20,440
Allion Healthcare, Inc.*	3,900	22,815
Almost Family, Inc.*	1,110	33,022
Amedisys, Inc.*	4,570	199,389
America Service Group, Inc.	1,600	26,464
American Caresource Holding, Inc.*	2,400	10,488
American Dental Partners, Inc.*	2,600	36,400
AMERIGROUP Corp.*	8,930	197,978
AMN Healthcare Services, Inc.*	6,000	57,060
Amsurg Corp.*	5,500	116,765
Assisted Living Concepts, Inc., Class A*	1,840	38,125
Bio-Reference Labs, Inc.*	1,820	62,608
BioScrip, Inc.*	7,500	50,700
Capital Senior Living Corp.*	3,960	24,156
CardioNet, Inc.*	3,370	22,646
Catalyst Health Solutions, Inc.*	6,530	190,350
Centene Corp.*	7,100	134,474
Chemed Corp.	4,000	175,560
Chindex International, Inc.*	2,360	29,689
Clarient, Inc.*	5,900	24,839
Continuecare Corp.*	6,100	18,422
Corvel Corp.*	1,320	37,488
Cross Country Healthcare, Inc.*	5,470	50,926
Emergency Medical Services Corp., Class A*	1,600	74,400
Emeritus Corp.*	3,440	75,508
Ensign Group, Inc.	2,140	30,024
Genoptix, Inc.*	2,730	94,949
Gentiva Health Services, Inc.*	4,850	121,298
Hanger Orthopedic Group, Inc.*	4,360	60,473
Health Grades, Inc.*	3,900	19,305
HealthSouth Corp.*	15,790	246,956
Healthspring, Inc.*	8,720	106,820
Healthways, Inc.*	6,090	93,299
HMS Holdings Corp.*	4,300	164,389
inVentiv Health, Inc.*	6,020	100,715
IPC The Hospitalist Co., Inc.*	2,940	92,463
Kindred Healthcare, Inc.*	6,380	103,547
Landauer, Inc.	1,710	94,016
LCA-Vision, Inc.*	2,600	18,226
LHC Group, Inc.*	2,440	73,029
Magellan Health Services, Inc.*	6,010	186,671
MedCath Corp.*	2,610	22,890
Metropolitan Health Networks, Inc.*	8,300	18,094
Molina Healthcare, Inc.*	2,390	49,449
MWI Veterinary Supply, Inc.*	1,990	79,500
National Healthcare Corp.	1,380	51,460
National Research Corp.	300	7,239
Nighthawk Radiology Holdings, Inc.*	3,820	27,619
NovaMed, Inc.*	3,200	14,496
Odyssey HealthCare, Inc.*	5,880	73,500
Owens & Minor, Inc.	7,110	321,727
PharMerica Corp.*	5,480	101,764
Providence Service Corp.*	2,130	24,836
PSS World Medical, Inc.*	10,000	218,300
Psychiatric Solutions, Inc.*	9,990	267,332
RadNet, Inc.*	4,890	12,665
RehabCare Group, Inc.*	3,310	71,794
Res-Care, Inc.*	4,460	63,377
Skilled Healthcare Group, Inc., Class A*	2,960	23,769
Sun Healthcare Group, Inc.*	7,800	67,392
Sunrise Senior Living, Inc.*	7,980	$24,179
Triple-S Management Corp., Class B*	3,610	60,540
U.S. Physical Therapy, Inc.*	2,060	31,044
Universal American Corp.*	4,550	42,861
Virtual Radiologic Corp.*	1,140	14,854
WellCare Health Plans, Inc.*	7,600	187,340

		5,298,188

Health Care Technology (0.4%)
AMICAS, Inc.*	7,100	25,560
athenahealth, Inc.*	6,030	231,371
Computer Programs & Systems, Inc.	1,500	62,115
Eclipsys Corp.*	10,170	196,281
MedAssets, Inc.*	6,980	157,538
Medidata Solutions, Inc.*	1,200	18,180
MedQuist, Inc.	2,100	13,356
Merge Healthcare, Inc.*	4,300	17,673
Omnicell, Inc.*	5,690	63,387
Phase Forward, Inc.*	7,840	110,074
Quality Systems, Inc.	3,960	243,817
Transcend Services, Inc.*	1,000	17,470
Vital Images, Inc.*	2,550	31,926

		1,188,748

Life Sciences Tools & Services (1.4%)
Accelrys, Inc.*	4,690	27,202
Affymetrix, Inc.*	12,660	111,155
Albany Molecular Research, Inc.*	4,170	36,112
BioDelivery Sciences International, Inc.*	1,500	7,200
Bruker Corp.*	8,780	93,683
Cambrex Corp.*	5,140	32,382
Dionex Corp.*	3,210	208,554
Enzo Biochem, Inc.*	5,630	39,860
eResearchTechnology, Inc.*	7,620	53,340
Harvard Bioscience, Inc.*	5,000	18,950
Kendle International, Inc.*	2,260	37,787
Life Sciences Research, Inc.*	1,590	12,656
Luminex Corp.*	7,600	129,200
Mettler-Toledo International, Inc.*	19,700	1,784,623
PAREXEL International Corp.*	10,250	139,297
Pharmaceutical Product Development, Inc.	85,400	1,873,676
Sequenom, Inc.*	9,330	30,136
Varian, Inc.*	4,960	253,258

		4,889,071

Pharmaceuticals (0.7%)
Acura Pharmaceuticals, Inc.*	1,410	7,205
Adolor Corp.*	8,320	13,229
Akorn, Inc.*	10,030	13,741
Ardea Biosciences, Inc.*	2,480	45,434
ARYx Therapeutics, Inc.*	4,200	13,146
Auxilium Pharmaceuticals, Inc.*	7,580	259,312
AVANIR Pharmaceuticals, Inc., Class A*	12,100	25,168
Biodel, Inc.*	3,170	17,023
BioMimetic Therapeutics, Inc.*	2,177	26,581
BMP Sunstone Corp.*	6,320	25,722
Cadence Pharmaceuticals, Inc.*	4,420	48,885
Caraco Pharmaceutical Laboratories Ltd.*	1,890	9,620
Cornerstone Therapeutics, Inc.*	1,000	6,550
Cumberland Pharmaceuticals, Inc.*	1,300	21,047
Cypress Bioscience, Inc.*	6,770	55,311
Depomed, Inc.*	9,150	39,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Discovery Laboratories, Inc.*	16,390	$22,290
Durect Corp.*	14,390	38,421
Hi-Tech Pharmacal Co., Inc.*	1,200	26,928
Impax Laboratories, Inc.*	11,100	97,014
Inspire Pharmaceuticals, Inc.*	9,980	52,096
ISTA Pharmaceuticals, Inc.*	6,500	28,990
Javelin Pharmaceuticals, Inc.*	8,470	16,516
KV Pharmaceutical Co., Class A*	5,680	17,438
Lannett Co., Inc.*	2,200	16,456
MAP Pharmaceuticals, Inc.*	1,380	14,435
Matrixx Initiatives, Inc.*	800	4,544
Medicines Co.*	9,420	103,714
Medicis Pharmaceutical Corp., Class A	10,010	213,713
MiddleBrook Pharmaceuticals, Inc.*	6,500	7,475
Nektar Therapeutics*	16,580	161,489
Obagi Medical Products, Inc.*	3,080	35,728
Optimer Pharmaceuticals, Inc.*	5,160	69,815
Pain Therapeutics, Inc.*	6,210	31,423
Par Pharmaceutical Cos., Inc.*	5,880	126,479
Pozen, Inc.*	4,720	34,739
Questcor Pharmaceuticals, Inc.*	10,720	59,174
Repros Therapeutics, Inc.*	2,000	1,800
Salix Pharmaceuticals Ltd.*	8,080	171,781
Santarus, Inc.*	8,800	28,952
Sucampo Pharmaceuticals, Inc., Class A*	1,720	10,028
SuperGen, Inc.*	11,600	30,972
ViroPharma, Inc.*	13,880	133,526
Vivus, Inc.*	13,470	140,762
XenoPort, Inc.*	5,050	107,212

		2,431,869

Total Health Care		30,108,864

Industrials (21.2%)
Aerospace & Defense (0.8%)
AAR Corp.*	6,820	149,631
Aerovironment, Inc.*	2,410	67,697
American Science & Engineering, Inc.	1,470	100,019
Applied Signal Technology, Inc.	1,880	43,748
Argon ST, Inc.*	2,390	45,530
Ascent Solar Technologies, Inc.*	3,090	23,299
Astronics Corp.*	1,900	17,860
Ceradyne, Inc.*	4,580	83,951
Cubic Corp.	2,720	107,358
Curtiss-Wright Corp.	8,050	274,746
DigitalGlobe, Inc.*	2,600	58,162
Ducommun, Inc.	1,840	34,794
DynCorp International, Inc., Class A*	4,300	77,400
Esterline Technologies Corp.*	4,980	195,266
GenCorp, Inc.*	9,690	51,938
HEICO Corp.	3,790	164,334
Herley Industries, Inc.*	2,270	29,624
Hexcel Corp.*	17,150	196,196
Ladish Co., Inc.*	2,800	42,364
LMI Aerospace, Inc.*	1,510	15,145
Moog, Inc., Class A*	7,570	223,315
Orbital Sciences Corp.*	10,240	153,293
Stanley, Inc.*	2,040	52,469
Taser International, Inc.*	11,050	52,156
Teledyne Technologies, Inc.*	6,430	231,416
Todd Shipyards Corp.	1,000	16,440
Triumph Group, Inc.	2,690	129,093

		2,637,244

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	10,200	$35,292
Atlas Air Worldwide Holdings, Inc.*	2,740	87,598
Dynamex, Inc.*	1,510	24,658
Forward Air Corp.	5,210	120,612
Hub Group, Inc., Class A*	6,720	153,552
Pacer International, Inc.	5,000	19,300

		441,012

Airlines (0.9%)
AirTran Holdings, Inc.*	21,410	133,812
Alaska Air Group, Inc.*	6,360	170,384
Allegiant Travel Co.*	2,480	94,463
Hawaiian Holdings, Inc.*	8,910	73,597
JetBlue Airways Corp.*	43,030	257,319
Republic Airways Holdings, Inc.*	5,590	52,155
SkyWest, Inc.	120,720	2,001,538
U.S. Airways Group, Inc.*	27,130	127,511
UAL Corp.*	24,600	226,812

		3,137,591

Building Products (2.9%)
AAON, Inc.	1,820	36,546
American Woodmark Corp.	63,360	1,225,382
Ameron International Corp.	1,490	104,270
Apogee Enterprises, Inc.	119,040	1,787,981
Builders FirstSource, Inc.*	2,790	12,164
Gibraltar Industries, Inc.	104,340	1,384,592
Griffon Corp.*	7,500	75,525
Insteel Industries, Inc.	3,020	36,089
NCI Building Systems, Inc.*	1,980	6,336
Quanex Building Products Corp.	6,690	96,068
Simpson Manufacturing Co., Inc.	83,600	2,111,736
Trex Co., Inc.*	2,800	50,960
Universal Forest Products, Inc.	71,306	2,813,735

		9,741,384

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	145,600	3,063,424
ACCO Brands Corp.*	9,610	69,384
American Ecology Corp.	3,420	63,954
American Reprographics Co.*	6,490	61,785
Amrep Corp.*	200	2,640
APAC Customer Services, Inc.*	5,000	29,550
ATC Technology Corp.*	3,500	69,160
Bowne & Co., Inc.	6,017	46,331
Cenveo, Inc.*	8,630	59,720
Clean Harbors, Inc.*	3,620	203,661
Consolidated Graphics, Inc.*	1,770	44,161
Cornell Cos., Inc.*	1,950	43,758
Courier Corp.	1,830	27,724
Deluxe Corp.	9,140	156,294
EnergySolutions, Inc.	13,760	126,867
EnerNOC, Inc.*	2,290	75,936
Ennis, Inc.	4,500	72,585
Fuel Tech, Inc.*	3,330	37,296
G&K Services, Inc., Class A	3,280	72,685
GEO Group, Inc.*	8,830	178,101
GeoEye, Inc.*	2,980	79,864
Healthcare Services Group, Inc.	7,700	141,372
Heritage-Crystal Clean, Inc.*	300	3,825
Herman Miller, Inc.	9,810	165,887
HNI Corp.	8,030	189,508
ICT Group, Inc.*	1,520	15,960
Innerworkings, Inc.*	4,180	20,649
Interface, Inc., Class A	9,090	75,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Kimball International, Inc., Class B	5,700	$43,491
Knoll, Inc.	8,570	89,385
M&F Worldwide Corp.*	2,020	40,885
McGrath RentCorp.	4,250	90,398
Metalico, Inc.*	4,800	20,016
Mine Safety Appliances Co.	56,750	1,561,193
Mobile Mini, Inc.*	6,460	112,146
Multi-Color Corp.	1,850	28,546
North American Galvanizing & Coatings, Inc.*	2,600	15,782
Perma-Fix Environmental Services*	9,100	21,294
Rollins, Inc.	8,000	150,800
Schawk, Inc.	2,640	30,809
Standard Parking Corp.*	1,260	22,037
Standard Register Co.	2,940	17,287
Steelcase, Inc., Class A	12,500	77,625
Sykes Enterprises, Inc.*	6,140	127,835
Team, Inc.*	3,340	56,613
Tetra Tech, Inc.*	10,150	269,279
United Stationers, Inc.*	4,220	200,914
Viad Corp.	3,670	73,070
Waste Services, Inc.*	2,840	13,121

		8,260,054

Construction & Engineering (1.0%)
Argan, Inc.*	1,200	16,128
Comfort Systems USA, Inc.	6,980	80,898
Dycom Industries, Inc.*	7,070	86,961
EMCOR Group, Inc.*	80,110	2,028,385
Furmanite Corp.*	6,480	27,929
Granite Construction, Inc.	5,680	175,739
Great Lakes Dredge & Dock Corp.	6,910	48,232
Insituform Technologies, Inc., Class A*	6,910	132,258
Integrated Electrical Services, Inc.*	1,360	10,948
Layne Christensen Co.*	3,480	111,534
MasTec, Inc.*	9,520	115,668
Michael Baker Corp.*	1,380	50,149
MYR Group, Inc.*	3,200	67,488
Northwest Pipe Co.*	1,500	50,295
Orion Marine Group, Inc.*	4,520	92,841
Pike Electric Corp.*	2,960	35,461
Primoris Services Corp.	1,600	11,536
Sterling Construction Co., Inc.*	2,510	44,954
Tutor Perini Corp.*	4,450	94,785

		3,282,189

Electrical Equipment (2.6%)
A. O. Smith Corp.	17,350	661,035
Acuity Brands, Inc.	7,497	241,478
Advanced Battery Technologies, Inc.*	8,370	36,326
American Superconductor Corp.*	7,540	252,892
AZZ, Inc.*	2,200	88,374
Baldor Electric Co.	8,270	226,102
Belden, Inc.	8,310	191,961
Brady Corp., Class A	73,710	2,116,951
Broadwind Energy, Inc.*	5,900	46,551
Chase Corp.	1,000	11,700
China BAK Battery, Inc.*	6,750	33,413
Encore Wire Corp.	3,280	73,275
Ener1, Inc.*	8,280	57,298
Energy Conversion Devices, Inc.*	7,565	87,603
EnerSys*	6,720	148,646
Evergreen Solar, Inc.*	34,530	66,298
Franklin Electric Co., Inc.	36,250	1,039,287
FuelCell Energy, Inc.*	12,130	$51,795
Fushi Copperweld, Inc.*	2,710	22,927
GrafTech International Ltd.*	21,430	315,021
GT Solar International, Inc.*	5,270	30,619
Harbin Electric, Inc.*	2,320	39,162
II-VI, Inc.*	4,390	111,682
LaBarge, Inc.*	2,110	23,737
LSI Industries, Inc.	3,300	21,945
Microvision, Inc.*	12,320	67,883
Orion Energy Systems, Inc.*	3,690	11,550
Polypore International, Inc.*	4,290	55,384
Powell Industries, Inc.*	11,600	445,324
Power-One, Inc.*	13,790	26,890
PowerSecure International, Inc.*	3,040	20,611
Preformed Line Products Co.	360	14,418
Regal-Beloit Corp.	6,090	278,374
Roper Industries, Inc.	28,550	1,455,479
SatCon Technology Corp.*	10,100	17,271
Ultralife Corp.*	2,190	13,271
Valence Technology, Inc.*	9,200	16,560
Vicor Corp.*	3,410	26,325
Woodward Governor Co.	10,670	258,854

		8,704,272

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	60,200	2,041,382
Otter Tail Corp.	6,330	151,477
Raven Industries, Inc.	2,890	77,250
Seaboard Corp.	60	78,001
Standex International Corp.	2,160	42,833
Tredegar Corp.	5,200	75,400
United Capital Corp.*	330	7,629

		2,473,972

Machinery (7.2%)
3D Systems Corp.*	3,130	28,890
Actuant Corp., Class A	11,630	186,778
Alamo Group, Inc.	1,090	17,222
Albany International Corp., Class A	5,010	97,194
Altra Holdings, Inc.*	4,640	51,922
American Railcar Industries, Inc.	1,610	17,082
Ampco-Pittsburgh Corp.	1,470	39,087
Astec Industries, Inc.*	20,490	521,880
Badger Meter, Inc.	2,350	90,922
Barnes Group, Inc.	8,500	145,265
Blount International, Inc.*	6,900	65,343
Briggs & Stratton Corp.	64,320	1,248,451
Cascade Corp.	1,610	43,051
Chart Industries, Inc.*	5,030	108,598
China Fire & Security Group, Inc.*	2,530	48,576
CIRCOR International, Inc.	23,320	659,023
CLARCOR, Inc.	9,140	286,630
CNH Global N.V.*	11,000	187,880
Colfax Corp.*	4,250	45,178
Columbus McKinnon Corp.*	3,360	50,904
Dynamic Materials Corp.	2,330	46,507
Eastern Co.	1,100	17,490
Energy Recovery, Inc.*	6,340	36,899
EnPro Industries, Inc.*	3,540	80,924
ESCO Technologies, Inc.*	4,730	186,362
Federal Signal Corp.	8,730	62,769
Flanders Corp.*	2,860	14,758
Flow International Corp.*	6,610	17,120
Force Protection, Inc.*	12,530	68,414
FreightCar America, Inc.	2,170	52,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Gardner Denver, Inc.*	49,000	$1,709,120
Gorman-Rupp Co.	2,590	64,517
Graco, Inc.	55,450	1,545,392
Graham Corp.	1,770	27,524
Greenbrier Cos., Inc.	2,940	34,427
Hurco Cos., Inc.*	1,140	19,471
John Bean Technologies Corp.	5,100	92,667
Kadant, Inc.*	2,250	27,292
Kaydon Corp.	5,970	193,547
Kennametal, Inc.	109,500	2,694,795
K-Tron International, Inc.*	420	39,988
L.B. Foster Co., Class A*	1,790	54,738
Lincoln Electric Holdings, Inc.	45,750	2,170,837
Lindsay Corp.	1,980	77,972
Met-Pro Corp.	2,640	25,582
Middleby Corp.*	2,890	158,979
Miller Industries, Inc.*	2,100	23,100
Mueller Industries, Inc.	82,240	1,963,069
Mueller Water Products, Inc., Class A	25,910	141,987
NACCO Industries, Inc., Class A	960	57,667
Nordson Corp.	68,390	3,835,995
Omega Flex, Inc.	540	9,056
PMFG, Inc.*	2,240	28,806
Portec Rail Products, Inc.	1,000	9,490
RBC Bearings, Inc.*	3,850	89,821
Robbins & Myers, Inc.	4,960	116,461
Sauer-Danfoss, Inc.	2,000	15,340
SmartHeat, Inc.*	1,200	14,244
Sun Hydraulics Corp.	2,040	42,962
Tecumseh Products Co., Class A*	3,446	39,043
Tennant Co.	3,440	99,966
Timken Co.	16,550	387,767
Titan International, Inc.	5,520	49,128
Trimas Corp.*	2,550	13,005
Trinity Industries, Inc.	138,500	2,380,815
Twin Disc, Inc.	1,550	19,329
Wabash National Corp.*	153,900	418,608
Watts Water Technologies, Inc., Class A	47,200	1,427,800

		24,644,157

Marine (0.1%)
American Commercial Lines, Inc.*	1,585	46,155
Eagle Bulk Shipping, Inc.	9,940	50,992
Genco Shipping & Trading Ltd.	4,260	88,523
Horizon Lines, Inc., Class A	5,350	33,972
International Shipholding Corp.	980	30,194
TBS International Ltd., Class A*	2,630	22,881
Ultrapetrol Bahamas Ltd.*	3,880	19,090

		291,807

Professional Services (0.7%)
Acacia Research Corp. - Acacia Technologies*	6,000	52,260
Administaff, Inc.	3,770	99,038
Advisory Board Co.*	2,790	70,141
Barrett Business Services, Inc.	1,200	12,696
CBIZ, Inc.*	7,880	58,785
CDI Corp.	2,150	30,207
COMSYS IT Partners, Inc.*	2,530	16,192
Corporate Executive Board Co.	5,700	141,930
CoStar Group, Inc.*	3,610	148,804
CRA International, Inc.*	1,720	46,939
Diamond Management & Technology Consultants, Inc.	3,900	26,715
Exponent, Inc.*	2,400	$67,608
First Advantage Corp., Class A*	1,780	33,019
Franklin Covey Co.*	2,000	11,700
GP Strategies Corp.*	2,500	18,725
Heidrick & Struggles International, Inc.	2,700	62,802
Hill International, Inc.*	4,490	31,879
Huron Consulting Group, Inc.*	3,580	92,471
ICF International, Inc.*	1,560	47,299
Kelly Services, Inc., Class A	4,630	56,949
Kforce, Inc.*	5,340	64,187
Korn/Ferry International*	8,100	118,179
MPS Group, Inc.*	16,750	176,210
Navigant Consulting, Inc.*	8,610	116,235
Odyssey Marine Exploration, Inc.*	9,090	16,907
On Assignment, Inc.*	6,270	36,679
Resources Connection, Inc.*	8,040	137,162
School Specialty, Inc.*	3,380	80,174
Spherion Corp.*	9,250	57,443
TrueBlue, Inc.*	7,860	110,590
Volt Information Sciences, Inc.*	2,100	25,662
VSE Corp.	700	27,307
Watson Wyatt Worldwide, Inc., Class A	7,310	318,424

		2,411,318

Road & Rail (1.0%)
Amerco, Inc.*	1,560	71,542
Arkansas Best Corp.	4,154	124,371
Avis Budget Group, Inc.*	18,100	241,816
Celadon Group, Inc.*	3,950	44,674
Dollar Thrifty Automotive Group, Inc.*	3,540	87,049
Genesee & Wyoming, Inc., Class A*	54,190	1,643,041
Heartland Express, Inc.	9,160	131,904
Kansas City Southern*	18,450	488,740
Knight Transportation, Inc.	10,160	170,485
Marten Transport Ltd.*	2,760	47,086
Old Dominion Freight Line, Inc.*	4,770	145,151
Patriot Transportation Holding, Inc.*	180	13,590
Saia, Inc.*	2,460	39,557
Universal Truckload Services, Inc.	1,030	17,005
USA Truck, Inc.*	1,600	20,320
Werner Enterprises, Inc.	7,010	130,596
YRC Worldwide, Inc.*	9,390	41,785

		3,458,712

Trading Companies & Distributors (0.8%)
Aceto Corp.	4,430	29,238
Aircastle Ltd.	8,370	80,938
Applied Industrial Technologies, Inc.	65,620	1,388,519
Beacon Roofing Supply, Inc.*	8,020	128,160
BlueLinx Holdings, Inc.*	1,600	6,416
DXP Enterprises, Inc.*	1,370	15,275
H&E Equipment Services, Inc.*	5,130	58,123
Houston Wire & Cable Co.	3,150	34,807
Interline Brands, Inc.*	5,760	97,056
Kaman Corp.	4,610	101,328
Lawson Products, Inc.	720	12,535
RSC Holdings, Inc.*	8,410	61,141
Rush Enterprises, Inc., Class A*	5,910	76,357
TAL International Group, Inc.	2,490	35,408
Textainer Group Holdings Ltd.	1,660	26,577
Titan Machinery, Inc.*	2,200	27,544
United Rentals, Inc.*	10,800	111,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Watsco, Inc.	4,520	$243,673
Willis Lease Finance Corp.*	700	9,569

		2,543,904

Transportation Infrastructure (0.0%)
CAI International, Inc.*	1,590	11,718

Total Industrials		72,039,334

Information Technology (10.7%)
Communications Equipment (1.6%)
3Com Corp.*	67,960	355,431
Acme Packet, Inc.*	7,190	71,972
ADC Telecommunications, Inc.*	16,500	137,610
ADTRAN, Inc.	9,260	227,333
Airvana, Inc.*	4,180	28,299
Anaren, Inc.*	2,080	35,360
Arris Group, Inc.*	22,130	287,911
Aruba Networks, Inc.*	10,780	95,295
Avocent Corp.*	7,810	158,309
Bel Fuse, Inc., Class B	1,880	35,776
BigBand Networks, Inc.*	5,800	23,258
Black Box Corp.	2,950	74,016
Blue Coat Systems, Inc.*	6,970	157,452
Cogo Group, Inc.*	4,140	25,337
Communications Systems, Inc.	900	10,512
Comtech Telecommunications Corp.*	4,720	156,798
DG FastChannel, Inc.*	3,380	70,777
Digi International, Inc.*	4,400	37,488
Emcore Corp.*	13,420	17,446
EMS Technologies, Inc.*	2,720	56,630
Emulex Corp.*	14,010	144,163
Extreme Networks, Inc.*	15,860	44,408
Globecomm Systems, Inc.*	3,720	27,044
Harmonic, Inc.*	17,430	116,432
Harris Stratex Networks, Inc., Class A*	9,560	66,920
Hughes Communications, Inc.*	1,560	47,330
Infinera Corp.*	14,710	116,945
InterDigital, Inc.*	7,400	171,384
Ixia*	5,250	36,015
KVH Industries, Inc.*	2,300	22,977
Loral Space & Communications, Inc.*	1,870	51,388
NETGEAR, Inc.*	6,170	113,220
Network Equipment Technologies, Inc.*	4,900	35,427
Oplink Communications, Inc.*	3,610	52,417
Opnext, Inc.*	4,750	13,918
Palm, Inc.*	28,520	497,104
Parkervision, Inc.*	5,160	21,104
PC-Tel, Inc.*	3,390	21,188
Plantronics, Inc.	8,640	231,638
Polycom, Inc.*	14,280	381,990
Powerwave Technologies, Inc.*	23,080	36,928
Riverbed Technology, Inc.*	9,290	204,008
SeaChange International, Inc.*	5,390	40,425
ShoreTel, Inc.*	7,600	59,356
Sonus Networks, Inc.*	36,850	78,122
Starent Networks Corp.*	6,610	168,026
Sycamore Networks, Inc.*	34,120	103,042
Symmetricom, Inc.*	8,100	41,958
Tekelec*	11,800	193,874
UTStarcom, Inc.*	19,530	40,818
ViaSat, Inc.*	4,600	$122,268

		5,364,847

Computers & Peripherals (0.5%)
3PAR, Inc.*	4,780	52,723
ActivIdentity Corp.*	7,600	21,052
Adaptec, Inc.*	21,770	72,712
Avid Technology, Inc.*	5,280	74,395
Compellent Technologies, Inc.*	2,880	51,984
Cray, Inc.*	5,850	48,730
Diebold, Inc.	11,450	377,049
Electronics for Imaging, Inc.*	9,080	102,332
Imation Corp.	5,350	49,594
Immersion Corp.*	4,900	20,972
Intermec, Inc.*	11,110	156,651
Intevac, Inc.*	3,900	52,416
Isilon Systems, Inc.*	4,280	26,108
Netezza Corp.*	8,650	97,226
Novatel Wireless, Inc.*	4,820	54,755
Quantum Corp.*	36,100	45,486
Rimage Corp.*	1,690	28,882
Silicon Graphics International Corp.*	5,170	34,691
STEC, Inc.*	4,100	120,499
Stratasys, Inc.*	3,610	61,948
Super Micro Computer, Inc.*	4,050	34,263
Synaptics, Inc.*	5,760	145,152

		1,729,620

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.	2,380	15,684
Anixter International, Inc.*	5,000	200,550
Benchmark Electronics, Inc.*	164,070	2,953,260
Brightpoint, Inc.*	8,970	78,487
Checkpoint Systems, Inc.*	7,000	115,080
China Security & Surveillance Technology, Inc.*	5,730	40,912
Cogent, Inc.*	7,540	76,154
Cognex Corp.	7,110	116,462
Coherent, Inc.*	3,700	86,284
Comverge, Inc.*	3,200	39,072
CPI International, Inc.*	1,350	15,106
CTS Corp.	5,960	55,428
Daktronics, Inc.	5,930	50,820
DDi Corp.*	3,100	13,175
DTS, Inc.*	3,080	84,330
Echelon Corp.*	5,820	74,903
Electro Rent Corp.	3,240	37,325
Electro Scientific Industries, Inc.*	4,930	66,013
FARO Technologies, Inc.*	2,920	50,166
ICx Technologies, Inc.*	2,080	12,314
Insight Enterprises, Inc.*	8,330	101,709
IPG Photonics Corp.*	3,980	60,496
L-1 Identity Solutions, Inc.*	13,230	92,478
Littelfuse, Inc.*	3,920	102,861
Maxwell Technologies, Inc.*	4,000	73,720
Measurement Specialties, Inc.*	2,520	25,729
Mercury Computer Systems, Inc.*	4,040	39,834
Methode Electronics, Inc.	6,790	58,869
MTS Systems Corp.	3,020	88,214
Multi-Fineline Electronix, Inc.*	1,720	49,381
Newport Corp.*	6,430	56,327
OSI Systems, Inc.*	2,750	50,297
PAR Technology Corp.*	1,800	11,484
Park Electrochemical Corp.	3,630	89,480
PC Connection, Inc.*	1,670	9,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PC Mall, Inc.*	1,930	$13,240
Plexus Corp.*	7,020	184,907
RadiSys Corp.*	4,150	36,064
RAE Systems, Inc.*	9,100	10,010
Rofin-Sinar Technologies, Inc.*	73,350	1,684,116
Rogers Corp.*	2,750	82,418
Scansource, Inc.*	4,700	133,104
SMART Modular Technologies (WWH), Inc.*	6,550	31,178
Spectrum Control, Inc.*	2,100	17,829
SYNNEX Corp.*	3,410	103,937
Technitrol, Inc.	7,270	66,957
TTM Technologies, Inc.*	7,720	88,548
Universal Display Corp.*	5,050	60,297
X-Rite, Inc.*	6,000	12,060
Zygo Corp.*	2,670	18,103

		7,634,257

Internet Software & Services (1.0%)
Art Technology Group, Inc.*	22,660	87,468
comScore, Inc.*	3,740	67,357
Constant Contact, Inc.*	4,250	81,812
DealerTrack Holdings, Inc.*	6,980	131,992
Dice Holdings, Inc.*	2,740	17,974
Digital River, Inc.*	6,520	262,886
DivX, Inc.*	6,220	33,961
EarthLink, Inc.	17,500	147,175
GSI Commerce, Inc.*	4,590	88,633
Imergent, Inc.	1,700	13,396
InfoSpace, Inc.*	6,220	48,143
Innodata Isogen, Inc.*	3,000	23,850
Internap Network Services Corp.*	9,060	29,083
Internet Brands, Inc., Class A*	5,160	41,177
Internet Capital Group, Inc.*	6,520	54,507
Ipass, Inc.*	8,300	11,454
j2 Global Communications, Inc.*	7,580	174,416
Keynote Systems, Inc.*	2,220	20,935
Knot, Inc.*	5,310	57,985
Limelight Networks, Inc.*	5,040	20,462
Liquidity Services, Inc.*	2,580	26,626
LivePerson, Inc.*	7,000	35,280
LogMeIn, Inc.*	1,200	21,972
LoopNet, Inc.*	3,400	30,736
Marchex, Inc., Class B	3,520	17,283
MercadoLibre, Inc.*	4,670	179,608
ModusLink Global Solutions, Inc.*	8,220	66,500
Move, Inc.*	28,590	77,193
NIC, Inc.	8,770	77,965
Omniture, Inc.*	12,090	259,209
OpenTable, Inc.*	500	13,780
Openwave Systems, Inc.*	14,300	37,180
Perficient, Inc.*	5,100	42,177
Rackspace Hosting, Inc.*	11,730	200,114
RealNetworks, Inc.*	15,020	55,874
Saba Software, Inc.*	5,000	21,050
SAVVIS, Inc.*	6,580	104,096
support.com, Inc.*	8,270	19,848
Switch & Data Facilities Co., Inc.*	3,610	49,132
TechTarget, Inc.*	2,110	12,027
Terremark Worldwide, Inc.*	9,630	59,899
Travelzoo, Inc.*	1,200	16,956
United Online, Inc.	14,690	118,108
ValueClick, Inc.*	14,740	194,421
Vocus, Inc.*	2,930	61,208
Web.com Group, Inc.*	4,880	$34,599
Zix Corp.*	12,800	28,160

		3,275,667

IT Services (1.1%)
Acxiom Corp.*	12,320	116,547
CACI International, Inc., Class A*	5,000	236,350
Cass Information Systems, Inc.	1,470	43,894
China Information Security Technology, Inc.*	3,770	20,886
CIBER, Inc.*	12,250	49,000
Computer Task Group, Inc.*	2,400	19,464
CSG Systems International, Inc.*	6,270	100,383
Cybersource Corp.*	12,370	206,208
eLoyalty Corp.*	1,400	11,214
Euronet Worldwide, Inc.*	8,810	211,704
ExlService Holdings, Inc.*	2,620	38,933
Forrester Research, Inc.*	2,790	74,325
Gartner, Inc.*	10,580	193,296
Global Cash Access Holdings, Inc.*	7,080	51,755
Hackett Group, Inc.*	7,290	21,141
Heartland Payment Systems, Inc.	6,900	100,119
iGATE Corp.	3,810	32,690
infoGROUP, Inc.*	5,770	40,448
Information Services Group, Inc.*	3,900	15,561
Integral Systems, Inc.*	2,110	14,559
Lionbridge Technologies*	11,600	30,160
ManTech International Corp., Class A*	3,750	176,850
MAXIMUS, Inc.	2,850	132,810
MoneyGram International, Inc.*	16,100	50,554
NCI, Inc., Class A*	1,140	32,672
Ness Technologies, Inc.*	6,770	53,415
Online Resources Corp.*	4,580	28,259
Perot Systems Corp., Class A*	15,540	461,538
RightNow Technologies, Inc.*	3,670	52,995
Sapient Corp.*	15,460	124,298
SRA International, Inc., Class A*	7,430	160,414
StarTek, Inc.*	2,400	20,832
Syntel, Inc.	2,260	107,870
TeleTech Holdings, Inc.*	5,600	95,536
Tier Technologies, Inc., Class B*	2,900	24,592
TNS, Inc.*	4,450	121,930
Unisys Corp.*	66,600	177,822
VeriFone Holdings, Inc.*	12,940	205,617
Virtusa Corp.*	2,640	25,054
Wright Express Corp.*	6,850	202,143

		3,883,838

Semiconductors & Semiconductor Equipment (2.2%)
Actel Corp.*	4,630	56,347
Advanced Analogic Technologies, Inc.*	7,530	29,894
Advanced Energy Industries, Inc.*	5,860	83,446
Amkor Technology, Inc.*	19,520	134,298
ANADIGICS, Inc.*	11,260	53,035
Applied Micro Circuits Corp.*	10,880	108,691
Atheros Communications, Inc.*	10,330	274,055
ATMI, Inc.*	5,650	102,548
Brooks Automation, Inc.*	11,540	89,204
Cabot Microelectronics Corp.*	4,230	147,458
Cavium Networks, Inc.*	6,570	141,058
CEVA, Inc.*	3,520	37,840
Cirrus Logic, Inc.*	10,160	56,490
Cohu, Inc.	87,890	1,191,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cymer, Inc.*	4,910	$190,803
Diodes, Inc.*	5,880	106,369
DSP Group, Inc.*	4,110	33,455
Entegris, Inc.*	21,750	107,663
Entropic Communications, Inc.*	8,860	24,276
Exar Corp.*	6,480	47,628
FEI Co.*	6,720	165,648
FormFactor, Inc.*	8,810	210,735
GSI Technology, Inc.*	4,000	15,960
Hittite Microwave Corp.*	3,900	143,442
Intellon Corp.*	3,500	24,815
IXYS Corp.	4,240	36,082
Kopin Corp.*	12,090	58,032
Kulicke & Soffa Industries, Inc.*	11,130	67,114
Lattice Semiconductor Corp.*	20,370	45,833
MEMSIC, Inc.*	3,400	12,750
Micrel, Inc.	8,140	66,341
Microsemi Corp.*	13,590	214,586
Microtune, Inc.*	9,270	16,871
MIPS Technologies, Inc.*	7,760	29,255
MKS Instruments, Inc.*	8,790	169,559
Monolithic Power Systems, Inc.*	5,980	140,231
Netlogic Microsystems, Inc.*	3,070	138,150
NVE Corp.*	720	38,275
OmniVision Technologies, Inc.*	26,280	427,838
Pericom Semiconductor Corp.*	4,770	46,794
Photronics, Inc.*	8,340	39,532
PLX Technology, Inc.*	5,960	20,085
Power Integrations, Inc.	3,980	132,653
RF Micro Devices, Inc.*	47,290	256,785
Rubicon Technology, Inc.*	2,250	33,390
Rudolph Technologies, Inc.*	5,420	40,108
Semitool, Inc.*	3,960	33,462
Semtech Corp.*	10,890	185,239
Sigma Designs, Inc.*	4,220	61,317
Silicon Image, Inc.*	13,400	32,562
Silicon Storage Technology, Inc.*	14,240	34,461
Skyworks Solutions, Inc.*	28,580	378,399
Standard Microsystems Corp.*	3,960	91,912
Supertex, Inc.*	1,630	48,900
Techwell, Inc.*	2,680	29,426
Tessera Technologies, Inc.*	8,640	240,970
Trident Microsystems, Inc.*	11,210	29,034
TriQuint Semiconductor, Inc.*	25,490	196,783
Ultratech, Inc.*	3,560	47,099
Veeco Instruments, Inc.*	5,760	134,323
Virage Logic Corp.*	2,600	13,546
Volterra Semiconductor Corp.*	3,590	65,948
White Electronic Designs Corp.*	3,800	17,556
Zoran Corp.*	9,270	106,790

		7,354,937

Software (2.1%)
ACI Worldwide, Inc.*	6,290	95,168
Actuate Corp.*	7,850	45,373
Advent Software, Inc.*	2,730	109,883
American Software, Inc., Class A	3,930	25,663
ArcSight, Inc.*	3,000	72,210
Ariba, Inc.*	15,640	181,424
AsiaInfo Holdings, Inc.*	5,140	102,646
Blackbaud, Inc.	7,900	183,280
Blackboard, Inc.*	5,550	209,679
Bottomline Technologies, Inc.*	4,340	55,986
Callidus Software, Inc.*	5,180	15,592
China TransInfo Technology Corp.*	1,200	$11,352
Chordiant Software, Inc.*	5,320	20,695
CommVault Systems, Inc.*	7,410	153,757
Concur Technologies, Inc.*	7,020	279,115
Deltek, Inc.*	2,590	19,917
DemandTec, Inc.*	3,590	31,700
Double-Take Software, Inc.*	3,030	30,876
Dynamics Research Corp.*	1,400	18,228
Ebix, Inc.*	1,110	61,450
Epicor Software Corp.*	8,160	51,979
EPIQ Systems, Inc.*	5,560	80,620
ePlus, Inc.*	600	9,330
Fair Isaac Corp.	8,350	179,441
FalconStor Software, Inc.*	6,270	31,162
GSE Systems, Inc.*	3,200	19,904
i2 Technologies, Inc.*	2,740	43,950
Informatica Corp.*	14,840	335,087
Interactive Intelligence, Inc.*	2,230	42,615
Jack Henry & Associates, Inc.	14,270	334,917
JDA Software Group, Inc.*	4,770	104,654
Kenexa Corp.*	4,060	54,729
Lawson Software, Inc.*	24,300	151,632
Manhattan Associates, Inc.*	4,170	84,234
Mentor Graphics Corp.*	17,010	158,363
MicroStrategy, Inc., Class A*	1,480	105,879
Monotype Imaging Holdings, Inc.*	4,240	35,658
MSC.Software Corp.*	7,200	60,552
Net 1 UEPS Technologies, Inc.*	5,700	119,472
NetScout Systems, Inc.*	4,180	56,472
NetSuite, Inc.*	3,140	48,042
OpenTV Corp., Class A*	15,160	20,921
Opnet Technologies, Inc.	2,290	25,030
Parametric Technology Corp.*	20,870	288,423
Pegasystems, Inc.	2,400	82,872
Pervasive Software, Inc.*	3,200	15,840
Phoenix Technologies Ltd.*	5,240	19,126
Progress Software Corp.*	7,270	164,665
PROS Holdings, Inc.*	3,660	30,817
QAD, Inc.	2,190	9,965
Quest Software, Inc.*	10,160	171,196
Radiant Systems, Inc.*	4,920	52,841
Renaissance Learning, Inc.	870	8,648
Rosetta Stone, Inc.*	1,100	25,256
S1 Corp.*	9,490	58,648
Smith Micro Software, Inc.*	4,880	60,317
SolarWinds, Inc.*	2,000	44,060
Solera Holdings, Inc.	12,360	384,520
SonicWALL, Inc.*	9,650	81,060
Sourcefire, Inc.*	3,800	81,586
SPSS, Inc.*	3,120	155,844
SRS Labs, Inc.*	1,900	13,889
SuccessFactors, Inc.*	6,840	96,239
Symyx Technologies, Inc.*	6,050	40,051
Synchronoss Technologies, Inc.*	3,590	44,767
Take-Two Interactive Software, Inc.*	13,490	151,223
Taleo Corp., Class A*	5,750	130,180
TeleCommunication Systems, Inc., Class A*	6,690	55,928
THQ, Inc.*	11,060	75,650
TIBCO Software, Inc.*	29,830	283,087
TiVo, Inc.*	18,740	194,146
Tyler Technologies, Inc.*	5,350	91,431
Ultimate Software Group, Inc.*	4,310	123,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Unica Corp.*	2,420	$18,440
VASCO Data Security International, Inc.*	4,730	35,097
Websense, Inc.*	8,040	135,072

		7,103,304

Total Information Technology		36,346,470

Materials (8.3%)
Chemicals (3.5%)
A. Schulman, Inc.	3,990	79,521
Airgas, Inc.	37,550	1,816,294
American Vanguard Corp.	3,260	27,091
Ampal American Israel, Class A*	3,550	7,206
Arch Chemicals, Inc.	4,540	136,155
Balchem Corp.	3,230	84,949
Cabot Corp.	84,500	1,952,795
Calgon Carbon Corp.*	9,250	137,177
China Green Agriculture, Inc.*	1,300	15,236
Ferro Corp.	7,420	66,038
GenTek, Inc.*	1,560	59,342
H.B. Fuller Co.	8,710	182,039
Hawkins, Inc.	1,200	28,032
ICO, Inc.*	4,820	22,509
Innophos Holdings, Inc.	3,220	59,570
Innospec, Inc.	4,230	62,393
Koppers Holdings, Inc.	3,460	102,589
Landec Corp.*	5,060	32,384
LSB Industries, Inc.*	3,040	47,333
Minerals Technologies, Inc.	3,320	157,899
NewMarket Corp.	1,650	153,516
NL Industries, Inc.	1,200	8,040
Olin Corp.	13,220	230,557
OM Group, Inc.*	5,510	167,449
Omnova Solutions, Inc.*	6,900	44,712
PolyOne Corp.*	16,490	109,988
Quaker Chemical Corp.	1,930	42,325
Rockwood Holdings, Inc.*	8,740	179,782
RPM International, Inc.	119,850	2,216,026
Sensient Technologies Corp.	8,840	245,487
ShengdaTech, Inc.*	5,070	32,245
Solutia, Inc.*	20,370	235,885
Spartech Corp.	5,430	58,481
Stepan Co.	1,230	73,898
W.R. Grace & Co.*	12,830	278,924
Westlake Chemical Corp.	110,080	2,829,056
Zep, Inc.	3,820	62,075
Zoltek Cos., Inc.*	4,940	51,870

		12,096,868

Construction Materials (0.1%)
Headwaters, Inc.*	7,770	30,070
Texas Industries, Inc.	4,100	172,159
U.S. Concrete, Inc.*	5,930	10,259
United States Lime & Minerals, Inc.*	320	11,495

		223,983

Containers & Packaging (0.6%)
AEP Industries, Inc.*	950	37,905
AptarGroup, Inc.	30,750	1,148,820
Boise, Inc.*	5,210	27,509
Bway Holding Co.*	1,320	24,433
Graphic Packaging Holding Co.*	18,990	43,867
Myers Industries, Inc.	5,590	60,204
Rock-Tenn Co., Class A	6,550	308,571
Silgan Holdings, Inc.	4,640	$244,667

		1,895,976

Metals & Mining (3.5%)
A.M. Castle & Co.	2,850	28,329
Allied Nevada Gold Corp.*	9,130	89,383
AMCOL International Corp.	4,070	93,162
Brush Engineered Materials, Inc.*	3,640	89,034
Century Aluminum Co.*	8,400	78,540
China Precision Steel, Inc.*	6,410	17,435
Coeur d’Alene Mines Corp.*	12,863	263,692
General Moly, Inc.*	11,150	35,123
General Steel Holdings, Inc.*	2,410	9,375
Gerdau Ameristeel Corp.	186,450	1,476,684
Haynes International, Inc.*	2,120	67,458
Hecla Mining Co.*	36,750	161,333
Horsehead Holding Corp.*	7,170	84,032
Kaiser Aluminum Corp.	2,780	101,081
Olympic Steel, Inc.	1,400	40,166
Paramount Gold and Silver Corp.*	13,000	17,810
Reliance Steel & Aluminum Co.	107,700	4,583,712
RTI International Metals, Inc.*	5,040	125,546
Steel Dynamics, Inc.	254,050	3,897,127
Stillwater Mining Co.*	7,240	48,653
Sutor Technology Group Ltd.*	1,370	4,329
United States Steel Corp.	6,900	306,153
Universal Stainless & Alloy Products, Inc.*	1,180	21,535
US Gold Corp.*	14,200	41,038
Worthington Industries, Inc.	10,560	146,784

		11,827,514

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc.*	6,910	74,144
Clearwater Paper Corp.*	1,876	77,535
Deltic Timber Corp.	1,940	88,794
Domtar Corp.*	7,400	260,628
Glatfelter	102,910	1,181,407
KapStone Paper and Packaging Corp.*	3,460	28,164
Louisiana-Pacific Corp.*	18,560	123,795
Neenah Paper, Inc.	2,640	31,073
Schweitzer-Mauduit International, Inc.	2,530	137,531
Wausau Paper Corp.	7,740	77,400

		2,080,471

Total Materials		28,124,812

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.4%)
AboveNet, Inc.*	2,200	107,272
Alaska Communications Systems Group, Inc.	7,940	73,445
Atlantic Tele-Network, Inc.	1,560	83,335
Cbeyond, Inc.*	4,170	67,262
Cincinnati Bell, Inc.*	38,760	135,660
Cogent Communications Group, Inc.*	7,900	89,270
Consolidated Communications Holdings, Inc.	4,170	66,762
D&E Communications, Inc.	2,800	32,172
FairPoint Communications, Inc.	16,020	6,568
General Communication, Inc., Class A*	7,910	54,263
Global Crossing Ltd.*	5,160	73,788
HickoryTech Corp.	2,100	17,955
iBasis, Inc.*	4,870	10,324
inContact, Inc.*	5,700	16,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Iowa Telecommunications Services, Inc.	5,050	$63,630
Neutral Tandem, Inc.*	5,470	124,497
PAETEC Holding Corp.*	21,980	85,063
Premiere Global Services, Inc.*	10,840	90,080
SureWest Communications*	2,400	29,808

		1,228,140

Wireless Telecommunication Services (0.2%)
Centennial Communications Corp.*	15,050	120,099
iPCS, Inc.*	3,020	52,548
NTELOS Holdings Corp.	5,430	95,894
Shenandoah Telecommunications Co.	4,190	75,211
Syniverse Holdings, Inc.*	12,210	213,675
USA Mobility, Inc.	4,290	55,255
Virgin Mobile USA, Inc., Class A*	6,600	33,000

		645,682

Total Telecommunication Services		1,873,822

Utilities (3.0%)
Electric Utilities (1.2%)
Allete, Inc.	4,870	163,486
Central Vermont Public Service Corp.	2,010	38,793
Cleco Corp.	10,830	271,617
El Paso Electric Co.*	7,990	141,183
Empire District Electric Co.	6,060	109,625
IDACORP, Inc.	8,330	239,821
MGE Energy, Inc.	4,230	154,310
NV Energy, Inc.	187,000	2,167,330
PNM Resources, Inc.	14,690	171,579
Portland General Electric Co.	12,660	249,655
UIL Holdings Corp.	5,080	134,061
UniSource Energy Corp.	5,910	181,733
Unitil Corp.	1,800	40,410

		4,063,603

Gas Utilities (1.5%)
Atmos Energy Corp.	22,150	624,187
Chesapeake Utilities Corp.	1,180	36,568
Energen Corp.	58,500	2,521,350
Laclede Group, Inc.	3,650	117,384
New Jersey Resources Corp.	7,520	273,051
Nicor, Inc.	7,690	281,377
Northwest Natural Gas Co.	4,750	197,885
Piedmont Natural Gas Co., Inc.	13,170	315,290
South Jersey Industries, Inc.	5,030	177,559
Southwest Gas Corp.	8,100	207,198
WGL Holdings, Inc.	8,900	294,946

		5,046,795

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	11,130	17,363

Multi-Utilities (0.2%)
Avista Corp.	9,800	198,156
Black Hills Corp.	6,970	175,435
CH Energy Group, Inc.	2,920	129,385
Florida Public Utilities Co.	1,000	12,150
NorthWestern Corp.	6,410	156,596

		671,722

Water Utilities (0.1%)
American States Water Co.	3,249	117,549
Artesian Resources Corp., Class A	1,000	16,820
Cadiz, Inc.*	2,040	23,868
California Water Service Group	3,550	138,237
Connecticut Water Service, Inc.	1,470	32,913
Consolidated Water Co., Inc.	2,550	$41,642
Middlesex Water Co.	2,400	36,192
Pennichuck Corp.	700	15,232
SJW Corp.	2,280	52,098
Southwest Water Co.	4,340	21,353
York Water Co.	1,900	26,334

		522,238

Total Utilities		10,321,721

Total Common Stocks (95.9%) (Cost $298,362,844)		326,465,281

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $20,705)	1,780	23,549

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.0%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $13,479,430)	$13,479,430	13,479,430

Total Investments (99.9%) (Cost/Amortized Cost $311,862,979)		339,968,260
Other Assets Less Liabilities (0.1%)		333,872

Net Assets (100%)		$340,302,132

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	120	December-09	$7,159,735	$7,236,000	$76,265

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$59,864,769	$—	$—	$59,864,769
Consumer Staples	6,977,866	—	—	6,977,866
Energy	26,298,925	—	—	26,298,925
Financials	54,508,698	—	—	54,508,698
Health Care	30,108,864	—	—	30,108,864
Industrials	72,039,334	—	—	72,039,334
Information Technology	36,346,470	—	—	36,346,470
Materials	28,124,812	—	—	28,124,812
Telecommunication Services	1,873,822	—	—	1,873,822
Utilities	10,321,721	—	—	10,321,721
Futures	76,265	—	—	76,265
Investment Companies
Investment Companies	23,549	—	—	23,549
Short-Term Investments	—	13,479,430	—	13,479,430

Total Asset	$326,565,095	$13,479,430	$—	$340,044,525

Total Liability	$—	$—	$—	$—

Total	$326,565,095	$13,479,430	$—	$340,044,525

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$156,543,207
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$217,185,507
As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$53,887,312
Aggregate gross unrealized depreciation	(27,097,506)

Net unrealized appreciation	$26,789,806

Federal income tax cost of investments	$313,178,454

The Portfolio has a net capital loss carryforward of $22,248,489, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Media (7.4%)
CBS Corp., Class B	273,700	$3,298,085
Comcast Corp., Class A	397,500	6,391,800
Historic TW, Inc.	1,189,370	34,230,068
Time Warner Cable, Inc.	206,863	8,913,727
Viacom, Inc., Class B*	1,583,900	44,412,556
Walt Disney Co.	935,600	25,691,576

		122,937,812

Specialty Retail (1.1%)
Gap, Inc.	86,900	1,859,660
Limited Brands, Inc.^	948,500	16,115,015

		17,974,675

Total Consumer Discretionary		140,912,487

Consumer Staples (12.4%)
Food & Staples Retailing (0.9%)
Kroger Co.	688,200	14,204,448

Food Products (8.5%)
General Mills, Inc.	730,900	47,055,342
Kraft Foods, Inc., Class A	1,743,829	45,810,388
Unilever N.V. (N.Y. Shares)	1,660,500	47,922,030

		140,787,760

Household Products (3.0%)
Clorox Co.	145,500	8,558,310
Kimberly-Clark Corp.	703,120	41,470,017

		50,028,327

Total Consumer Staples		205,020,535

Energy (11.6%)
Energy Equipment & Services (3.9%)
Halliburton Co.	1,819,400	49,342,128
Noble Corp.	428,700	16,273,452

		65,615,580

Oil, Gas & Consumable Fuels (7.7%)
Anadarko Petroleum Corp.	447,700	28,084,221
Chevron Corp.	403,800	28,439,634
Exxon Mobil Corp.	755,190	51,813,586
Peabody Energy Corp.	498,500	18,554,170

		126,891,611

Total Energy		192,507,191

Financials (17.8%)
Capital Markets (3.3%)
Bank of New York Mellon Corp.	855,278	24,794,509
Morgan Stanley	990,000	30,571,200

		55,365,709

Commercial Banks (1.0%)
U.S. Bancorp	413,400	9,036,924
Wells Fargo & Co.	281,800	7,941,124

		16,978,048

Diversified Financial Services (6.0%)
Bank of America Corp.	2,023,700	34,241,004
JPMorgan Chase & Co.	1,484,790	65,063,498

		99,304,502

Insurance (7.5%)
ACE Ltd.*	324,000	17,321,040
MetLife, Inc.	668,317	25,442,828
Prudential Financial, Inc.	248,465	12,400,888
Travelers Cos., Inc.	1,389,038	$68,382,341

		123,547,097

Total Financials		295,195,356

Health Care (14.7%)
Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	155,050	8,839,401
Covidien plc	570,750	24,690,645

		33,530,046

Health Care Providers & Services (1.2%)
UnitedHealth Group, Inc.	781,000	19,556,240

Pharmaceuticals (11.5%)
Bristol-Myers Squibb Co.	2,994,800	67,442,896
Eli Lilly and Co.	532,100	17,575,263
Pfizer, Inc.	1,545,470	25,577,528
Schering-Plough Corp.	1,605,300	45,349,725
Wyeth	688,600	33,452,188

		189,397,600

Total Health Care		242,483,886

Industrials (5.8%)
Aerospace & Defense (3.9%)
Honeywell International, Inc.	594,100	22,070,815
Northrop Grumman Corp.	266,900	13,812,075
Raytheon Co.	593,877	28,488,280

		64,371,170

Industrial Conglomerates (1.4%)
Tyco International Ltd.	690,450	23,806,716

Machinery (0.5%)
Deere & Co.	192,500	8,262,100

Total Industrials		96,439,986

Information Technology (17.0%)
Computers & Peripherals (5.1%)
Hewlett-Packard Co.	1,077,213	50,855,226
International Business Machines Corp.	279,660	33,450,132

		84,305,358

Office Electronics (2.0%)
Xerox Corp.	4,343,787	33,620,912

Semiconductors & Semiconductor Equipment (9.9%)
Analog Devices, Inc.	711,700	19,628,686
Intel Corp.	1,537,100	30,081,047
LSI Corp.*	10,326,265	56,691,195
Maxim Integrated Products, Inc.	1,245,400	22,591,556
Micron Technology, Inc.*	4,285,500	35,141,100

		164,133,584

Total Information Technology		282,059,854

Materials (3.8%)
Chemicals (1.8%)
E.I. du Pont de Nemours & Co.	898,850	28,889,039

Metals & Mining (2.0%)
Alcoa, Inc.	1,080,100	14,170,912
Nucor Corp.	176,000	8,273,760
United States Steel Corp.	253,200	11,234,484

		33,679,156

Total Materials		62,568,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (5.8%)
Diversified Telecommunication Services (5.8%)
AT&T, Inc.	927,958	$25,064,146
Qwest Communications International, Inc.^	11,760,400	44,807,124
Verizon Communications, Inc.	845,500	25,593,285

Total Telecommunication Services		95,464,555

Utilities (2.4%)
Electric Utilities (1.3%)
Southern Co.	679,300	21,513,431

Multi-Utilities (1.1%)
Dominion Resources, Inc.	521,520	17,992,440

Total Utilities		39,505,871

Total Common Stocks (99.8%) (Cost $1,488,120,536)		1,652,157,916

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.4%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	$2,958,991	2,958,991
Monumental Global Funding II
0.40%, 3/26/10 (l)	4,000,000	3,927,868

Total Short-Term Investments of Cash Collateral for Securities Loaned		6,886,859

Total Short-Term Investments (0.4%) (Cost/Amortized Cost $6,958,991)		6,886,859

Total Investments (100.2%) (Cost/Amortized Cost $1,495,079,527)		1,659,044,775
Other Assets Less Liabilities (-0.2%)		(3,282,635)

Net Assets (100%)		$1,655,762,140

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% – 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% – 7.500%, maturing 12/1/18 to 3/1/48.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$140,912,487	$—	$—	$140,912,487
Consumer Staples	205,020,535	—	—	205,020,535
Energy	192,507,191	—	—	192,507,191
Financials	295,195,356	—	—	295,195,356
Health Care	242,483,886	—	—	242,483,886
Industrials	96,439,986	—	—	96,439,986
Information Technology	282,059,854	—	—	282,059,854
Materials	62,568,195	—	—	62,568,195
Telecommunication Services	95,464,555	—	—	95,464,555
Utilities	39,505,871	—	—	39,505,871
Short-Term Investments	—	6,886,859	—	6,886,859

Total Asset	$1,652,157,916	$6,886,859	$—	$1,659,044,775

Total Liability	$—	$—	$—	$—

Total	$1,652,157,916	$6,886,859	$—	$1,659,044,775

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$684,323,544
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,979,213,592

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$231,792,717
Aggregate gross unrealized depreciation	(94,425,047)

Net unrealized appreciation	$137,367,670

Federal income tax cost of investments	$1,521,677,105

At September 30, 2009, the Portfolio had loaned securities with a total value of $6,640,269. This was secured by collateral of $6,958,991, which was received as cash and subsequently invested in short-term investments currently valued at $6,886,859, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $265,431,085, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.8%)
BHP Billiton Ltd.	1,278,502	$42,555,459
Fairfax Media Ltd.^	11,809,528	17,867,497
Newcrest Mining Ltd.	802,364	22,580,272
Octaviar Ltd.(b)*†	9,487,254	—
Qantas Airways Ltd.	6,887,779	17,378,500
Telstra Corp., Ltd.	13,156,045	37,952,480

Total Australia		138,334,208

Japan (19.6%)
Asahi Breweries Ltd.^	1,611,600	29,479,722
Daiichi Sankyo Co., Ltd.	1,423,500	29,385,011
Fuji Media Holdings, Inc.	8,356	13,683,863
Fujifilm Holdings Corp.	705,700	21,147,808
Honda Motor Co., Ltd.	810,200	24,956,308
Japan Prime Realty Investment Corp. (REIT)	1,685	4,095,884
Japan Tobacco, Inc.	8,492	29,137,593
KDDI Corp.	4,164	23,472,222
Mazda Motor Corp.*^	6,622,000	14,827,851
Mitsui Chemicals, Inc.^	3,568,000	12,719,434
Mitsui O.S.K. Lines Ltd.^	1,521,000	9,014,337
Nomura Holdings, Inc.^	3,133,300	19,302,790
Sony Corp.^	1,117,200	33,043,681
Sumitomo Electric Industries Ltd.	373,900	4,890,086
Sumitomo Mitsui Financial Group, Inc.^	495,600	17,280,989
Tokio Marine Holdings, Inc.^	812,500	23,533,671

Total Japan		309,971,250

Latin America (2.1%)
Brazil (2.1%)
Cia de Bebidas das Americas (Preference) (ADR)	200,627	16,503,576
Cyrela Brazil Realty S.A.	688,838	9,016,795
Tam S.A. (ADR)*	540,892	6,982,916

Total Latin America		32,503,287

Other European Countries (45.9%)
Austria (1.0%)
Erste Group Bank AG	360,226	16,098,755

Belgium (1.2%)
KBC Groep N.V.*	370,173	18,593,600

France (6.3%)
Sanofi-Aventis S.A.	486,128	35,675,477
Schneider Electric S.A.^	251,972	25,537,770
Societe Generale S.A.	467,869	37,656,085

		98,869,332

Germany (15.4%)
Allianz SE (Registered)	262,876	32,840,097
BASF SE	535,246	28,361,563
Bayer AG^	468,585	32,468,078
Deutsche Bank AG (Registered)^	427,782	32,830,297
Deutsche Post AG (Registered)	1,504,565	28,181,826
E.ON AG	872,715	37,009,996
HeidelbergCement AG	321,809	20,833,465
MAN SE^	364,077	30,048,345

		242,573,667

Greece (1.6%)
EFG Eurobank Ergasias S.A.*	1,605,625	25,258,107

Hungary (0.5%)
OTP Bank plc*	298,772	$8,525,029

Italy (5.1%)
ENI S.p.A.^	1,709,618	42,730,223
UniCredit S.p.A.*	9,727,741	38,007,689

		80,737,912

Netherlands (3.1%)
European Aeronautic Defence and Space Co. N.V.^	789,343	17,724,780
ING Groep N.V. (CVA)*	1,736,680	31,004,722

		48,729,502

Russia (1.0%)
Gazprom OAO (ADR)	660,756	15,620,272

Spain (6.0%)
Banco Santander S.A.	3,204,865	51,588,231
Telefonica S.A.^	1,574,681	43,447,754

		95,035,985

Switzerland (4.7%)
Nestle S.A. (Registered)	1,176,354	50,128,141
Swiss Reinsurance Co., Ltd.^	537,552	24,265,833

		74,393,974

Total Other European Countries		724,436,135

Scandinavia (5.0%)
Denmark (1.1%)
Danske Bank A/S*	687,332	18,003,949

Finland (2.1%)
Nokia Oyj	2,301,467	33,846,910

Norway (1.8%)
StatoilHydro ASA	1,276,702	28,712,036

Total Scandanavia		80,562,895

Southeast Asia (2.9%)
Hong Kong (1.9%)
Hutchison Whampoa Ltd.	4,063,000	29,332,049

South Korea (1.0%)
POSCO	36,791	15,206,634

Total Southeast Asia		44,538,683

United Kingdom (11.4%)
BHP Billiton plc	554,570	15,137,766
BP plc	6,294,730	55,631,373
Cookson Group plc*	1,827,727	12,008,157
Land Securities Group plc (REIT)	2,177,901	21,753,828
United Business Media Ltd.	3,308,044	24,726,132
Vodafone Group plc	18,591,627	41,656,517
WPP plc	1,026,116	8,806,195

Total United Kingdom		179,719,968

Total Common Stocks (95.7%) (Cost $1,350,712,788)		1,510,066,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
HeidelbergCement AG, expiring 10/7/09* (Cost $—)	115,144	$615,010

	Number of Warrants	Value (Note 1)
WARRANTS:
India (0.8%)
Rolta India Ltd., expiring 5/26/14*†	1,423,162	5,248,289
Unitech Ltd., expiring 6/16/11*†	4,153,930	7,220,361

		$12,468,650

United Arab Emirates (0.4%)
Emaar Properties PJSC, expiring 4/5/12*	6,298,469	6,927,686

Total Warrants (1.2%) (Cost $16,956,949)		19,396,336

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.1%)
Calyon/New York
0.41%, 7/2/10 (l)	$4,999,067	4,930,865
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	102,746,906	102,746,906
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	10,000,000	1,675,000
MassMutual Global Funding II
0.40%, 3/26/10 (l)	15,000,000	14,911,816
Monumental Global Funding II
0.40%, 3/26/10 (l)	7,000,000	6,873,769
0.43%, 5/26/10 (l)	1,000,000	962,500
Pricoa Global Funding I
0.40%, 6/25/10 (l)	10,999,177	10,355,175

Total Short-Term Investments of Cash Collateral for Securities Loaned		142,456,031

Time Deposit (1.8%)
JPMorgan Chase Nassau
0.000%, 10/1/09	29,126,044	29,126,044

Total Short-Term Investments (10.9%) (Cost/Amortized Cost $180,871,194)		171,582,075

Total Investments (107.8%) (Cost/Amortized Cost $1,548,540,931)		1,701,659,847
Other Assets Less Liabilities (-7.8%)		(123,516,763)

Net Assets (100%)		$1,578,143,084

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $12,468,650 or 0.8% of net assets) at fair value.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% - 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% - 7.500%, maturing 12/1/18 to 3/1/48.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		9.3%
Consumer Staples		7.9
Energy		9.0
Financials
Capital Markets	3.3%
Commercial Banks	14.7
Diversified Financial Services	2.0
Insurance	5.1
Real Estate Investment Trusts (REITs)	1.6
Real Estate Management & Development	0.9
Total Financials		27.6
Health Care		6.2
Industrials		11.5
Information Technology		3.8
Materials		10.0
Telecommunication Services		9.3
Utilities		2.3
Cash and Other		3.1

		100.0%

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
British Pound vs. U.S. Dollar, expiring 12/11/09	86,586	142,403	$138,348,332	$142,403,003	$(4,054,671)

Foreign Currency Sell Contracts
European Union vs. U.S. Dollar, expiring 12/11/09	47,468	32,482	$47,467,668	$47,531,354	$(63,686)
Hong Kong Dollar vs. U.S. Dollar, expiring 12/11/09	30,379	235,312	30,379,307	30,376,889	2,418

					$(61,268)

					$(4,115,939)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$9,016,795	$137,911,527	$—	$146,928,322
Consumer Staples	16,503,576	108,745,456	—	125,249,032
Energy	15,620,272	127,073,632	—	142,693,904
Financials	—	420,639,556	—	420,639,556
Health Care	—	97,528,566	—	97,528,566
Industrials	6,982,916	174,115,850	—	181,098,766
Information Technology	—	54,994,718	—	54,994,718
Materials	—	157,394,593	—	157,394,593
Telecommunication Services	—	146,528,973	—	146,528,973
Utilities	—	37,009,996	—	37,009,996
Forward Currency Contracts	—	2,418	—	2,418
Rights
Materials	—	615,010	—	615,010
Short-Term Investments	—	171,582,075	—	171,582,075
Warrants
Financials	—	6,927,686	7,220,361	14,148,047
Information Technology	—	—	5,248,289	5,248,289

Total Asset	$48,123,559	$1,641,070,056	$12,468,650	$1,701,662,265

Liability:
Forward Currency Contracts	$—	$(4,118,357)	$—	$(4,118,357)

Total Liability	$—	$(4,118,357)	$—	$(4,118,357)

Total	$48,123,559	$1,636,951,699	$12,468,650	$1,697,543,908

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities- Information Technology
Balance as of 12/31/08	$19,283,221	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(12,062,860)	5,248,289

Balance as of 9/30/09	$7,220,361	$5,248,289

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$176,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,918,539,901
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,273,892,270

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,008,308
Aggregate gross unrealized depreciation	(141,520,972)

Net unrealized appreciation	$73,487,336

Federal income tax cost of investments	$1,628,172,511

At September 30, 2009, the Portfolio had loaned securities with a total value of $144,758,009. This was secured by collateral of $151,745,151, which was received as cash and subsequently invested in short-term investments currently valued at $142,456,031, as reported in the portfolio of investments.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $18,529 as brokerage commissions with Exane S.A., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $412,038,712, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Automobiles (0.5%)
Honda Motor Co., Ltd. (ADR)	117,040	$3,547,482

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	236,100	3,713,853

Leisure Equipment & Products (1.1%)
Hasbro, Inc.	72,100	2,000,775
Polaris Industries, Inc.	156,300	6,373,914

		8,374,689

Media (4.4%)
Cablevision Systems Corp. - New York Group, Class A	213,700	5,075,375
Comcast Corp., Class A	472,100	7,973,769
Historic TW, Inc.	248,300	7,146,074
Shaw Communications, Inc., Class B	312,300	5,624,523
Thomson Reuters Corp.	216,700	7,274,619

		33,094,360

Specialty Retail (1.4%)
Gap, Inc.	276,000	5,906,400
Home Depot, Inc.	194,800	5,189,472

		11,095,872

Textiles, Apparel & Luxury Goods (0.6%)
VF Corp.	67,000	4,852,810

Total Consumer Discretionary		64,679,066

Consumer Staples (6.8%)
Food & Staples Retailing (0.9%)
SUPERVALU, Inc.	427,514	6,438,361

Food Products (3.8%)
Campbell Soup Co.	88,600	2,890,132
ConAgra Foods, Inc.	360,100	7,806,968
Del Monte Foods Co.	234,300	2,713,194
General Mills, Inc.	77,700	5,002,326
Kraft Foods, Inc., Class A	237,200	6,231,244
Sara Lee Corp.	352,800	3,930,192

		28,574,056

Household Products (1.0%)
Clorox Co.	79,300	4,664,426
Procter & Gamble Co.	50,000	2,896,000

		7,560,426

Tobacco (1.1%)
Reynolds American, Inc.	194,700	8,668,044

Total Consumer Staples		51,240,887

Energy (17.2%)
Oil, Gas & Consumable Fuels (17.2%)
Chevron Corp.	515,300	36,292,579
CNOOC Ltd. (ADR)^	81,200	10,996,916
ConocoPhillips	277,400	12,527,384
EnCana Corp.	203,800	11,740,918
ENI S.p.A. (ADR)	75,600	3,768,660
Exxon Mobil Corp.	290,400	19,924,344
Linn Energy LLC	228,400	5,232,644
Marathon Oil Corp.	412,400	13,155,560
Sasol Ltd. (ADR)	256,000	9,758,720
Teekay Corp.	96,500	2,110,455
Tesoro Corp.	325,100	$4,869,998

Total Energy		130,378,178

Financials (23.4%)
Capital Markets (2.8%)
Ameriprise Financial, Inc.	149,700	5,438,601
Morgan Stanley	350,500	10,823,440
State Street Corp.	99,400	5,228,440

		21,490,481

Commercial Banks (4.1%)
BB&T Corp.	195,800	5,333,592
BOK Financial Corp.^	52,100	2,413,272
Cullen/Frost Bankers, Inc.	70,400	3,635,456
First Horizon National Corp.*	4,073	53,889
PNC Financial Services Group, Inc.	93,500	4,543,165
Wells Fargo & Co.	538,200	15,166,476

		31,145,850

Diversified Financial Services (6.2%)
Bank of America Corp.	883,860	14,954,911
Citigroup, Inc.	436,600	2,113,144
JPMorgan Chase & Co.	516,200	22,619,884
NYSE Euronext	251,900	7,277,391

		46,965,330

Insurance (6.3%)
Axis Capital Holdings Ltd.	197,100	5,948,478
Chubb Corp.	80,500	4,058,005
Endurance Specialty Holdings Ltd.	259,200	9,453,024
PartnerReinsurance Ltd.	91,500	7,040,010
Protective Life Corp.	193,300	4,140,486
Travelers Cos., Inc.	176,100	8,669,403
Validus Holdings Ltd.	125,900	3,248,220
XL Capital Ltd., Class A	285,600	4,986,576

		47,544,202

Real Estate Investment Trusts (REITs) (2.4%)
Annaly Capital Management, Inc. (REIT)	576,300	10,454,082
Digital Realty Trust, Inc. (REIT)	85,000	3,885,350
HRPT Properties Trust (REIT)	491,800	3,698,336

		18,037,768

Thrifts & Mortgage Finance (1.6%)
Hudson City Bancorp, Inc.	608,100	7,996,515
New York Community Bancorp, Inc.	366,800	4,188,856

		12,185,371

Total Financials		177,369,002

Health Care (10.3%)
Health Care Equipment & Supplies (0.5%)
Teleflex, Inc.	84,300	4,072,533

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	261,200	5,845,656
CIGNA Corp.	119,300	3,351,137
WellPoint, Inc.*	71,800	3,400,448

		12,597,241

Pharmaceuticals (8.1%)
Eli Lilly and Co.	234,360	7,740,911
Johnson & Johnson	59,620	3,630,262
Merck & Co., Inc.	187,600	5,933,788
Pfizer, Inc.	1,748,800	28,942,640
Sanofi-Aventis S.A. (ADR)	224,800	8,306,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	138,480	$6,727,358

		61,281,319

Total Health Care		77,951,093

Industrials (8.8%)
Aerospace & Defense (2.4%)
General Dynamics Corp.	60,400	3,901,840
Honeywell International, Inc.	48,300	1,794,345
Northrop Grumman Corp.	209,100	10,820,925
United Technologies Corp.	33,400	2,035,062

		18,552,172

Commercial Services & Supplies (1.1%)
Cintas Corp.	154,200	4,673,802
Waste Management, Inc.	112,500	3,354,750

		8,028,552

Industrial Conglomerates (3.3%)
General Electric Co.	1,534,300	25,193,206

Machinery (0.5%)
Timken Co.	150,700	3,530,901

Professional Services (0.3%)
Dun & Bradstreet Corp.	27,900	2,101,428

Road & Rail (1.2%)
Norfolk Southern Corp.	117,900	5,082,669
Ryder System, Inc.	97,700	3,816,162

		8,898,831

Total Industrials		66,305,090

Information Technology (3.8%)
Communications Equipment (0.4%)
Harris Corp.	76,400	2,872,640

Computers & Peripherals (1.4%)
Diebold, Inc.	118,200	3,892,326
International Business Machines Corp.	55,800	6,674,238

		10,566,564

Electronic Equipment, Instruments & Components (0.0%)
AU Optronics Corp. (ADR)	7,929	76,753

Office Electronics (0.3%)
Xerox Corp.	273,200	2,114,568

Semiconductors & Semiconductor Equipment (1.7%)
Intel Corp.	498,100	9,747,817
Siliconware Precision Industries Co. (ADR)	451,679	3,243,055

		12,990,872

Total Information Technology		28,621,397

Materials (4.5%)
Chemicals (2.7%)
Lubrizol Corp.	77,300	5,523,858
Olin Corp.	430,400	7,506,176
Sensient Technologies Corp.	76,900	2,135,513
Valspar Corp.	199,000	5,474,490

		20,640,037

Containers & Packaging (1.3%)
Bemis Co., Inc.	107,900	2,795,689
Temple-Inland, Inc.	406,600	6,676,372

		9,472,061

Metals & Mining (0.5%)
Compass Minerals International, Inc.	66,900	$4,122,378

Total Materials		34,234,476

Telecommunication Services (6.3%)
Diversified Telecommunication Services (6.3%)
AT&T, Inc.	665,500	17,975,155
CenturyTel, Inc.	160,600	5,396,160
Qwest Communications
International, Inc.	1,751,800	6,674,358
Verizon Communications, Inc.	578,200	17,502,114

Total Telecommunication Services		47,547,787

Utilities (5.6%)
Electric Utilities (2.3%)
FPL Group, Inc.	163,200	9,013,536
Northeast Utilities	157,800	3,746,172
Pinnacle West Capital Corp.	138,300	4,539,006

		17,298,714

Gas Utilities (0.3%)
UGI Corp.	89,600	2,245,376

Multi-Utilities (2.7%)
NSTAR	141,000	4,486,620
PG&E Corp.	157,800	6,389,322
Public Service Enterprise Group, Inc.	144,700	4,549,368
SCANA Corp.	146,800	5,123,320

		20,548,630

Water Utilities (0.3%)
Cia de Saneamento Basico do Estadode Sao Paulo (ADR)	57,800	2,192,354

Total Utilities		42,285,074

Total Common Stocks (95.2%) (Cost $660,321,245)		720,612,050

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.5%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	$1,000,000	999,714
General Electric Capital Corp.
0.40%, 3/12/10 (l)	3,000,000	2,968,254

Total Short-Term Investments of Cash Collateral for Securities Loaned		3,967,968

Time Deposit (3.8%)
JPMorgan Chase Nassau
0.000%, 10/1/09	28,656,302	28,656,302

Total Short-Term Investments (4.3%) (Cost/Amortized Cost $32,656,302)		32,624,270

Total Investments (99.5%) (Cost/Amortized Cost $692,977,547)		753,236,320
Other Assets Less Liabilities (0.5%)		3,467,507

Net Assets (100%)		$756,703,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$64,679,066	$—	$—	$64,679,066
Consumer Staples	51,240,887	—	—	51,240,887
Energy	130,378,178	—	—	130,378,178
Financials	177,369,002	—	—	177,369,002
Health Care	77,951,093	—	—	77,951,093
Industrials	66,305,090	—	—	66,305,090
Information Technology	28,621,397	—	—	28,621,397
Materials	34,234,476	—	—	34,234,476
Telecommunication Services	47,547,787	—	—	47,547,787
Utilities	42,285,074	—	—	42,285,074
Short-Term Investments	—	32,624,270	—	32,624,270

Total Asset	$720,612,050	$32,624,270	$—	$753,236,320

Total Liability	$—	$—	$—	$—

Total	$720,612,050	$32,624,270	$—	$753,236,320

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$450,381,400
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$394,403,567
As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$76,865,581
Aggregate gross unrealized depreciation	(38,976,695)

Net unrealized appreciation	$37,888,886

Federal income tax cost of investments	$715,347,434

At September 30, 2009, the Portfolio had loaned securities with a total value of $416,480. This was secured by collateral of $4,000,000, which was received as cash and subsequently invested in short-term investments currently valued at $3,967,968, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $26,269,688, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.5%)
Diversified Consumer Services (1.9%)
DeVry, Inc.	13,200	$730,224
ITT Educational Services, Inc.*	5,400	596,214

		1,326,438

Hotels, Restaurants & Leisure (1.1%)
Starbucks Corp.*	37,900	782,635

Internet & Catalog Retail (2.1%)
Amazon.com, Inc.*	15,300	1,428,408

Media (2.2%)
Historic TW, Inc.	28,433	818,302
Thomson Reuters Corp.	21,200	711,684

		1,529,986

Multiline Retail (1.6%)
Dollar Tree, Inc.*	13,200	642,576
Family Dollar Stores, Inc.	17,400	459,360

		1,101,936

Specialty Retail (6.5%)
Advance Auto Parts, Inc.	14,000	549,920
Best Buy Co., Inc.	14,900	559,048
Home Depot, Inc.	40,700	1,084,248
O’Reilly Automotive, Inc.*	15,500	560,170
Ross Stores, Inc.	16,300	778,651
TJX Cos., Inc.	26,700	991,905

		4,523,942

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	11,500	744,050

Total Consumer Discretionary		11,437,395

Consumer Staples (2.9%)
Food Products (1.9%)
Campbell Soup Co.	21,400	698,068
General Mills, Inc.	9,800	630,924

		1,328,992

Household Products (1.0%)
Procter & Gamble Co.	11,300	654,496

Total Consumer Staples		1,983,488

Energy (5.6%)
Energy Equipment & Services (4.2%)
Cameron International Corp.*	21,000	794,220
FMC Technologies, Inc.*	17,300	903,752
Noble Corp.	31,600	1,199,536

		2,897,508

Oil, Gas & Consumable Fuels (1.4%)
Southwestern Energy Co.*	23,400	998,712

Total Energy		3,896,220

Financials (13.8%)
Capital Markets (4.8%)
Charles Schwab Corp.	46,000	880,900
Goldman Sachs Group, Inc.	6,000	1,106,100
State Street Corp.	13,800	725,880
UBS AG (Registered)*	33,100	606,061

		3,318,941

Commercial Banks (3.4%)
Barclays plc (ADR)*	31,700	749,388
BB&T Corp.	18,700	$509,388
Regions Financial Corp.	85,900	533,439
SunTrust Banks, Inc.	26,100	588,555

		2,380,770

Diversified Financial Services (1.7%)
CME Group, Inc.	2,300	708,837
IntercontinentalExchange, Inc.*	4,900	476,231

		1,185,068

Insurance (2.9%)
Aflac, Inc.	19,500	833,430
Prudential Financial, Inc.	12,900	643,839
XL Capital Ltd., Class A	28,000	488,880

		1,966,149

Thrifts & Mortgage Finance (1.0%)
Hudson City Bancorp, Inc.	49,900	656,185

Total Financials		9,507,113

Health Care (17.8%)
Biotechnology (4.6%)
Amgen, Inc.*	11,300	680,599
Biogen Idec, Inc.*	26,200	1,323,624
Gilead Sciences, Inc.*	25,400	1,183,132

		3,187,355

Health Care Equipment & Supplies (2.9%)
St. Jude Medical, Inc.*	16,000	624,160
Stryker Corp.	31,000	1,408,330

		2,032,490

Health Care Providers & Services (1.8%)
Express Scripts, Inc.*	16,200	1,256,796

Life Sciences Tools & Services (0.5%)
Life Technologies Corp.*	7,000	325,850

Pharmaceuticals (8.0%)
Allergan, Inc.	12,100	686,796
Bristol-Myers Squibb Co.	63,200	1,423,264
Forest Laboratories, Inc.*	35,400	1,042,176
Johnson & Johnson	22,600	1,376,114
Pfizer, Inc.	58,150	962,382

		5,490,732

Total Health Care		12,293,223

Industrials (5.6%)
Air Freight & Logistics (1.4%)
C.H. Robinson Worldwide, Inc.	16,800	970,200

Electrical Equipment (1.8%)
Cooper Industries plc, Class A	19,400	728,858
First Solar, Inc.*	3,300	504,438

		1,233,296

Machinery (1.0%)
Flowserve Corp.	6,600	650,364

Trading Companies & Distributors (1.4%)
W.W. Grainger, Inc.	11,100	991,896

Total Industrials		3,845,756

Information Technology (31.1%)
Communications Equipment (4.6%)
Cisco Systems, Inc.*	64,185	1,510,915
Nokia Oyj (ADR)	37,200	543,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Research In Motion Ltd.*	16,900	$1,141,595

		3,196,374

Computers & Peripherals (10.6%)
Apple, Inc.*	11,500	2,131,755
EMC Corp.*	40,800	695,232
Hewlett-Packard Co.	32,200	1,520,162
International Business Machines Corp.	20,498	2,451,766
Seagate Technology	34,400	523,224

		7,322,139

Electronic Equipment, Instruments & Components (2.6%)
Amphenol Corp., Class A	17,800	670,704
AU Optronics Corp. (ADR)	45,500	440,440
Dolby Laboratories, Inc., Class A*	17,400	664,506

		1,775,650

Internet Software & Services (4.9%)
eBay, Inc.*	65,900	1,555,899
Google, Inc., Class A*	3,700	1,834,645

		3,390,544

IT Services (4.9%)
Cognizant Technology Solutions Corp., Class A*	24,200	935,572
Infosys Technologies Ltd. (ADR)	21,900	1,061,931
Mastercard, Inc., Class A	3,600	727,740
Visa, Inc., Class A	9,800	677,278

		3,402,521

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	38,500	753,445

Software (2.4%)
Microsoft Corp.	65,300	1,690,617

Total Information Technology		21,531,290

Materials (3.6%)
Chemicals (3.6%)
Ecolab, Inc.	15,000	693,450
Potash Corp. of Saskatchewan, Inc.	7,100	641,414
Praxair, Inc.	13,900	1,135,491

Total Materials		2,470,355

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	24,800	669,848

Wireless Telecommunication Services (0.9%)
America Movil S.A.B. de C.V. (ADR)	15,200	666,216

Total Telecommunication Services		1,336,064

Utilities (0.8%)
Gas Utilities (0.8%)
Questar Corp.	15,000	563,400

Total Utilities		563,400

Total Common Stocks (99.6%) (Cost $66,746,025)		68,864,304

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $32,357)	$32,357	$32,357

Total Investments (99.7%) (Cost/Amortized Cost $66,778,382)		68,896,661
Other Assets Less Liabilities (0.3%)		217,413

Net Assets (100%)		$69,114,074

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$11,437,395	$—	$—	$11,437,395
Consumer Staples	1,983,488	—	—	1,983,488
Energy	3,896,220	—	—	3,896,220
Financials	9,507,113	—	—	9,507,113
Health Care	12,293,223	—	—	12,293,223
Industrials	3,845,756	—	—	3,845,756
Information Technology	21,531,290	—	—	21,531,290
Materials	2,470,355	—	—	2,470,355
Telecommunication Services	1,336,064	—	—	1,336,064
Utilities	563,400	—	—	563,400
Short-Term Investments	—	32,357	—	32,357

Total Asset	$68,864,304	$32,357	$—	$68,896,661

Total Liability	$—	$—	$—	$—

Total	$68,864,304	$32,357	$—	$68,896,661

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$26,263,063
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,116,472

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,648,724
Aggregate gross unrealized depreciation	(6,574,032)

Net unrealized appreciation	$2,074,692

Federal income tax cost of investments	$66,821,969

The Portfolio has a net capital loss carryforward of $7,445,003, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Diversified Consumer Services (0.6%)
Strayer Education, Inc.	9,800	$2,133,264

Media (3.6%)
Historic TW, Inc.	60,633	1,745,018
Omnicom Group, Inc.	37,200	1,374,168
Scripps Networks Interactive, Inc., Class A	34,600	1,278,470
Time Warner Cable, Inc.	49,167	2,118,606
Viacom, Inc., Class B*	149,200	4,183,568
Walt Disney Co.	61,200	1,680,552

		12,380,382

Multiline Retail (3.5%)
Target Corp.	264,550	12,349,194

Specialty Retail (1.8%)
Home Depot, Inc.	28,200	751,248
Lowe’s Cos., Inc.	193,300	4,047,702
Urban Outfitters, Inc.*	48,400	1,460,228

		6,259,178

Total Consumer Discretionary		33,122,018

Consumer Staples (10.4%)
Beverages (2.9%)
PepsiCo, Inc.	169,300	9,931,138

Food & Staples Retailing (3.1%)
Costco Wholesale Corp.	71,200	4,019,952
Wal-Mart Stores, Inc.	140,300	6,887,327

		10,907,279

Household Products (1.9%)
Colgate-Palmolive Co.	22,900	1,746,812
Energizer Holdings, Inc.*	25,800	1,711,572
Procter & Gamble Co.	57,200	3,313,024

		6,771,408

Personal Products (1.4%)
Alberto-Culver Co.	64,700	1,790,896
Avon Products, Inc.	85,900	2,917,164

		4,708,060

Tobacco (1.1%)
Philip Morris International, Inc.	78,000	3,801,720

Total Consumer Staples		36,119,605

Energy (5.1%)
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	22,900	976,914
Diamond Offshore Drilling, Inc.	12,000	1,146,240
Schlumberger Ltd.	158,200	9,428,720
Weatherford International Ltd.*	56,600	1,173,318

		12,725,192

Oil, Gas & Consumable Fuels (1.5%)
EOG Resources, Inc.	20,200	1,686,902
Marathon Oil Corp.	109,600	3,496,240

		5,183,142

Total Energy		17,908,334

Financials (8.8%)
Capital Markets (4.6%)
Charles Schwab Corp.	42,100	806,215
Goldman Sachs Group, Inc.	82,500	$15,208,875

		16,015,090

Diversified Financial Services (1.3%)
CME Group, Inc.	2,300	708,837
JPMorgan Chase & Co.	88,000	3,856,160

		4,564,997

Insurance (2.1%)
Berkshire Hathaway, Inc., Class A*	16	1,616,000
Progressive Corp.*	189,000	3,133,620
RenaissanceReinsurance Holdings Ltd.	48,500	2,655,860

		7,405,480

Thrifts & Mortgage Finance (0.8%)
Hudson City Bancorp, Inc.	194,800	2,561,620

Total Financials		30,547,187

Health Care (19.3%)
Biotechnology (4.6%)
Biogen Idec, Inc.*	97,000	4,900,440
Celgene Corp.*	197,100	11,017,890

		15,918,330

Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	108,000	6,157,080
Medtronic, Inc.	97,000	3,569,600

		9,726,680

Health Care Providers & Services (3.1%)
Aetna, Inc.	165,400	4,603,082
DaVita, Inc.*	109,700	6,213,408

		10,816,490

Health Care Technology (4.8%)
Cerner Corp.*	225,400	16,859,920

Pharmaceuticals (4.0%)
Allergan, Inc.	82,200	4,665,672
Merck & Co., Inc.	39,800	1,258,874
Shire plc (ADR)	107,000	5,595,030
Teva Pharmaceutical Industries Ltd. (ADR)	47,984	2,426,071

		13,945,647

Total Health Care		67,267,067

Industrials (10.7%)
Air Freight & Logistics (1.1%)
FedEx Corp.	50,000	3,761,000

Airlines (0.6%)
Southwest Airlines Co.	216,500	2,078,400

Commercial Services & Supplies (1.0%)
Iron Mountain, Inc.*	131,500	3,505,790

Construction & Engineering (1.6%)
Fluor Corp.	107,400	5,461,290

Electrical Equipment (2.8%)
Emerson Electric Co.	42,600	1,707,408
First Solar, Inc.*	49,300	7,535,998
SunPower Corp., Class A*	16,700	499,163

		9,742,569

Machinery (2.6%)
Cummins, Inc.	39,400	1,765,514
Danaher Corp.	57,900	3,897,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Illinois Tool Works, Inc.	82,700	$3,532,117

		9,195,459

Professional Services (0.6%)
Monster Worldwide, Inc.*	125,000	2,185,000

Trading Companies & Distributors (0.4%)
W.W. Grainger, Inc.	13,700	1,224,232

Total Industrials		37,153,740

Information Technology (28.6%)
Communications Equipment (8.1%)
Cisco Systems, Inc.*	447,300	10,529,442
Juniper Networks, Inc.*	249,500	6,741,490
QUALCOMM, Inc.	181,900	8,181,862
Research In Motion Ltd.*	39,300	2,654,715

		28,107,509

Computers & Peripherals (3.7%)
Apple, Inc.*	47,800	8,860,686
International Business Machines Corp.	15,400	1,841,994
NetApp, Inc.*	86,400	2,305,152

		13,007,832

Electronic Equipment, Instruments & Components (0.9%)
Agilent Technologies, Inc.*	59,323	1,650,959
Jabil Circuit, Inc.	102,100	1,369,161

		3,020,120

Internet Software & Services (7.4%)
eBay, Inc.*	95,900	2,264,199
Google, Inc., Class A*	31,680	15,708,528
Yahoo!, Inc.*	441,700	7,866,677

		25,839,404

IT Services (2.7%)
Paychex, Inc.	135,700	3,942,085
Visa, Inc., Class A	78,800	5,445,868

		9,387,953

Semiconductors & Semiconductor Equipment (2.6%)
Altera Corp.	98,700	2,024,337
Broadcom Corp., Class A*	180,000	5,524,200
Maxim Integrated Products, Inc.	78,000	1,414,920

		8,963,457

Software (3.2%)
Adobe Systems, Inc.*	182,200	6,019,888
Nintendo Co., Ltd. (ADR)	90,900	2,869,713
Oracle Corp.	55,100	1,148,284
SAP AG (ADR)	27,000	1,319,490

		11,357,375

Total Information Technology		99,683,650

Materials (4.5%)
Chemicals (1.9%)
Ecolab, Inc.	47,400	2,191,302
Monsanto Co.	56,000	4,334,400

		6,525,702

Construction Materials (1.0%)
Vulcan Materials Co.	66,000	3,568,620

Metals & Mining (1.6%)
Allegheny Technologies, Inc.	100,700	3,523,493
Cliffs Natural Resources, Inc.	61,400	1,986,904

		5,510,397

Total Materials		15,604,719

Telecommunication Services (2.5%)
Wireless Telecommunication Services (2.5%)
American Tower Corp., Class A*	239,800	$8,728,720

Total Telecommunication Services		8,728,720

Total Common Stocks (99.4%) (Cost $323,081,379)		346,135,040

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $2,755,082)	$2,755,082	2,755,082

Total Investments (100.2%) (Cost/Amortized Cost $325,836,461)		348,890,122
Other Assets Less Liabilities (-0.2%)		(853,402)

Net Assets (100%)		$348,036,720

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$33,122,018	$—	$—	$33,122,018
Consumer Staples	36,119,605	—	—	36,119,605
Energy	17,908,334	—	—	17,908,334
Financials	30,547,187	—	—	30,547,187
Health Care	67,267,067	—	—	67,267,067
Industrials	37,153,740	—	—	37,153,740
Information Technology	99,683,650	—	—	99,683,650
Materials	15,604,719	—	—	15,604,719
Telecommunication Services	8,728,720	—	—	8,728,720
Short-Term Investments	—	2,755,082	—	2,755,082

Total Asset	$346,135,040	$2,755,082	$—	$348,890,122

Total Liability	$—	$—	$—	$—

Total	$346,135,040	$2,755,082	$—	$348,890,122

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$112,129,480
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$104,652,827

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,694,038
Aggregate gross unrealized depreciation	(19,895,195)

Net unrealized appreciation	$22,798,843

Federal income tax cost of investments	$326,091,279

The Portfolio has a net capital loss carryforward of $98,188,018 of which $15,778,664 expires in the year 2009, $36,146,108 expires in the year 2010, $17,002,340 expires in the year 2011, and $29,260,906 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.7%)
BorgWarner, Inc.	75,200	$2,275,552
Johnson Controls, Inc.	207,200	5,296,032

		7,571,584

Diversified Consumer Services (0.9%)
Apollo Group, Inc., Class A*	52,800	3,889,776
Strayer Education, Inc.	32,700	7,118,136

		11,007,912

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	254,500	8,469,760

Media (2.9%)
CBS Corp., Class B	213,600	2,573,880
Gannett Co., Inc.^	969,300	12,125,943
Scripps Networks Interactive, Inc., Class A	141,600	5,232,120
Time Warner Cable, Inc.	206,430	8,895,068
Viacom, Inc., Class B*	190,800	5,350,032

		34,177,043

Multiline Retail (2.0%)
Nordstrom, Inc.^	166,700	5,091,018
Target Corp.	383,000	17,878,440

		22,969,458

Specialty Retail (2.1%)
Home Depot, Inc.	221,400	5,898,096
Lowe’s Cos., Inc.	262,300	5,492,562
Urban Outfitters, Inc.*	424,200	12,798,114

		24,188,772

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.*	305,787	6,543,842

Total Consumer Discretionary		114,928,371

Consumer Staples (12.1%)
Beverages (3.0%)
Coca-Cola Co.	275,100	14,772,870
PepsiCo, Inc.	341,900	20,055,854

		34,828,724

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	123,000	6,944,580
Wal-Mart Stores, Inc.	207,800	10,200,902

		17,145,482

Food Products (2.6%)
General Mills, Inc.	247,800	15,953,364
Kraft Foods, Inc., Class A	566,014	14,869,188

		30,822,552

Household Products (2.4%)
Colgate-Palmolive Co.^	143,100	10,915,668
Procter & Gamble Co.	290,500	16,825,760

		27,741,428

Personal Products (0.5%)
Alberto-Culver Co.	225,900	6,252,912

Tobacco (2.1%)
Philip Morris International, Inc.	500,772	24,407,627

Total Consumer Staples		141,198,725

Energy (10.4%)
Energy Equipment & Services (2.8%)
Diamond Offshore Drilling, Inc.	58,100	5,549,712
Schlumberger Ltd.	135,600	$8,081,760
Transocean Ltd.*	75,100	6,423,303
Weatherford International Ltd.*	619,400	12,840,162

		32,894,937

Oil, Gas & Consumable Fuels (7.6%)
Chevron Corp.	495,212	34,877,781
Devon Energy Corp.	80,600	5,426,798
EOG Resources, Inc.	73,700	6,154,687
Royal Dutch Shell plc (ADR), Class A	720,400	41,199,676

		87,658,942

Total Energy		120,553,879

Financials (14.1%)
Capital Markets (7.3%)
Bank of New York Mellon Corp.	222,600	6,453,174
BlackRock, Inc.^	31,700	6,873,194
Charles Schwab Corp.	396,400	7,591,060
Goldman Sachs Group, Inc.	315,300	58,125,555
State Street Corp.	106,400	5,596,640

		84,639,623

Diversified Financial Services (2.7%)
CME Group, Inc.	13,600	4,191,384
JPMorgan Chase & Co.	618,936	27,121,776

		31,313,160

Insurance (3.3%)
ACE Ltd.*	103,500	5,533,110
Allstate Corp.	312,400	9,565,688
Berkshire Hathaway, Inc., Class A*	57	5,757,000
Progressive Corp.*	542,700	8,997,966
RenaissanceReinsurance Holdings Ltd.	158,500	8,679,460

		38,533,224

Real Estate Investment Trusts (REITs) (0.8%)
Plum Creek Timber Co., Inc. (REIT)	151,600	4,645,024
Ventas, Inc. (REIT)	135,400	5,212,900

		9,857,924

Total Financials		164,343,931

Health Care (15.4%)
Biotechnology (4.3%)
Biogen Idec, Inc.*	390,800	19,743,216
Celgene Corp.*	547,100	30,582,890

		50,326,106

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	239,100	13,631,091
Medtronic, Inc.	247,500	9,108,000

		22,739,091

Health Care Providers & Services (2.1%)
Aetna, Inc.	197,400	5,493,642
DaVita, Inc.*	324,975	18,406,584

		23,900,226

Health Care Technology (1.5%)
Cerner Corp.*^	232,200	17,368,560

Pharmaceuticals (5.5%)
Allergan, Inc.	396,812	22,523,049
Johnson & Johnson	166,900	10,162,541
Merck & Co., Inc.^	229,300	7,252,759
Schering-Plough Corp.	107,700	3,042,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Shire plc (ADR)	412,600	$21,574,854

		64,555,728

Total Health Care		178,889,711

Industrials (10.6%)
Air Freight & Logistics (1.8%)
FedEx Corp.	206,400	15,525,408
United Parcel Service, Inc., Class B	98,900	5,584,883

		21,110,291

Airlines (0.9%)
Delta Air Lines, Inc.*^	1,141,700	10,229,632

Commercial Services & Supplies (0.6%)
Iron Mountain, Inc.*	275,400	7,342,164

Construction & Engineering (1.2%)
Fluor Corp.	171,200	8,705,520
Jacobs Engineering Group, Inc.*^	118,000	5,422,100

		14,127,620

Electrical Equipment (1.4%)
Emerson Electric Co.	211,400	8,472,912
First Solar, Inc.*^	50,200	7,673,572

		16,146,484

Industrial Conglomerates (0.5%)
General Electric Co.	328,428	5,392,788

Machinery (2.8%)
Cummins, Inc.	199,600	8,944,076
Danaher Corp.	124,200	8,361,144
Illinois Tool Works, Inc.^	170,800	7,294,868
Parker Hannifin Corp.	155,900	8,081,856

		32,681,944

Professional Services (0.3%)
Monster Worldwide, Inc.*^	229,900	4,018,652

Road & Rail (1.1%)
Norfolk Southern Corp.	296,500	12,782,115

Total Industrials		123,831,690

Information Technology (16.0%)
Communications Equipment (3.4%)
Cisco Systems, Inc.*	422,987	9,957,114
Juniper Networks, Inc.*	523,800	14,153,076
QUALCOMM, Inc.	254,000	11,424,920
Research In Motion Ltd.*	60,600	4,093,530

		39,628,640

Computers & Peripherals (4.4%)
Apple, Inc.*	165,600	30,697,272
NetApp, Inc.*	780,700	20,829,076

		51,526,348

Electronic Equipment, Instruments & Components (2.2%)
Agilent Technologies, Inc.*	401,200	11,165,396
Jabil Circuit, Inc.	1,116,800	14,976,288

		26,141,684

Internet Software & Services (2.2%)
Google, Inc., Class A*	44,580	22,104,993
Yahoo!, Inc.*	218,500	3,891,485

		25,996,478

IT Services (1.6%)
Paychex, Inc.	82,100	2,385,005
Visa, Inc., Class A	226,400	15,646,504

		18,031,509

Semiconductors & Semiconductor Equipment (0.8%)
Maxim Integrated Products, Inc.	520,300	$9,438,242

Software (1.4%)
Adobe Systems, Inc.*	275,300	9,095,912
Oracle Corp.	317,300	6,612,532

		15,708,444

Total Information Technology		186,471,345

Materials (4.9%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	72,600	5,632,308
Dow Chemical Co.	380,500	9,919,635
Monsanto Co.	50,500	3,908,700
Potash Corp. of Saskatchewan, Inc.	67,400	6,088,916

		25,549,559

Construction Materials (0.6%)
Vulcan Materials Co.	124,900	6,753,343

Metals & Mining (2.1%)
Allegheny Technologies, Inc.	214,300	7,498,357
Barrick Gold Corp.	181,900	6,894,010
Cliffs Natural Resources, Inc.	110,400	3,572,544
Nucor Corp.^	150,200	7,060,902

		25,025,813

Total Materials		57,328,715

Telecommunication Services (3.6%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	165,600	4,472,856
tw telecom, Inc.*	393,000	5,285,850

		9,758,706

Wireless Telecommunication Services (2.7%)
American Tower Corp., Class A*	865,700	31,511,480

Total Telecommunication Services		41,270,186

Utilities (1.9%)
Electric Utilities (1.0%)
Edison International	156,100	5,241,838
Exelon Corp.	32,700	1,622,574
Progress Energy, Inc.	123,700	4,831,722

		11,696,134

Multi-Utilities (0.4%)
Sempra Energy	91,600	4,562,596

Water Utilities (0.5%)
American Water Works Co., Inc.	316,600	6,313,004

Total Utilities		22,571,734

Total Common Stocks (98.9%) (Cost $1,072,929,465)		1,151,388,287

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.2%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	$1,424,992	1,424,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Monumental Global Funding II
0.40%, 3/26/10 (l)	$1,000,000	$981,967

Total Short-Term Investments of Cash Collateral for Securities Loaned		2,406,959

Time Deposit (1.3%)
JPMorgan Chase Nassau
0.000%, 10/1/09	14,865,395	14,865,395

Total Short-Term Investments (1.5%) (Cost/Amortized Cost $17,290,387)		17,272,354

Total Investments (100.4%) (Cost/Amortized Cost $1,090,219,852)		1,168,660,641
Other Assets Less Liabilities (-0.4%)		(4,083,396)

Net Assets (100%)		$1,164,577,245

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% - 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% - 7.500%, maturing 12/1/18 to 3/1/48.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$114,928,371	$—	$—	$114,928,371
Consumer Staples	141,198,725	—	—	141,198,725
Energy	120,553,879	—	—	120,553,879
Financials	164,343,931	—	—	164,343,931
Health Care	178,889,711	—	—	178,889,711
Industrials	123,831,690	—	—	123,831,690
Information Technology	186,471,345	—	—	186,471,345
Materials	57,328,715	—	—	57,328,715
Telecommunication Services	41,270,186	—	—	41,270,186
Utilities	22,571,734	—	—	22,571,734
Short-Term Investments	—	17,272,354	—	17,272,354

Total Asset	$1,151,388,287	$17,272,354	$—	$1,168,660,641

Total Liability	$—	$—	$—	$—

Total	$1,151,388,287	$17,272,354	$—	$1,168,660,641

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$459,952,831
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$526,147,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,762,480
Aggregate gross unrealized depreciation	(66,292,080)

Net unrealized appreciation	$73,470,400

Federal income tax cost of investments	$1,095,190,241

At September 30, 2009, the Portfolio had loaned securities with a total value of $2,364,937. This was secured by collateral of $2,424,992, which was received as cash and subsequently invested in short-term investments currently valued at $2,406,959, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $191,972,104, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.3%)
ArvinMeritor, Inc.	200	$1,564
BorgWarner, Inc.	56,830	1,719,676
Cooper Tire & Rubber Co.	81,700	1,436,286
Exide Technologies, Inc.*	2,010	16,020
Federal Mogul Corp.*^	69,800	842,486
Fuel Systems Solutions, Inc.*	11,800	424,682
Gentex Corp.	62,900	890,035
Goodyear Tire & Rubber Co.*	119,020	2,026,910
Johnson Controls, Inc.^	272,530	6,965,867
Modine Manufacturing Co.	830	7,694
Stoneridge, Inc.*	800	5,664
TRW Automotive Holdings Corp.*	95,640	1,601,970
WABCO Holdings, Inc.	29,970	629,370

		16,568,224

Automobiles (0.3%)
Ford Motor Co.*^	1,344,200	9,691,682
Harley-Davidson, Inc.^	109,650	2,521,950
Thor Industries, Inc.^	26,110	808,104
Winnebago Industries, Inc.*	1,470	21,624

		13,043,360

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	40	1,144
Genuine Parts Co.	71,500	2,721,290
LKQ Corp.*^	62,200	1,153,188

		3,875,622

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	8,600	298,764
Apollo Group, Inc., Class A*	53,030	3,906,720
Capella Education Co.*^	7,800	525,252
Career Education Corp.*	40,090	977,394
Coinstar, Inc.*^	19,900	656,302
Corinthian Colleges, Inc.*	34,300	636,608
DeVry, Inc.	25,800	1,427,256
H&R Block, Inc.	142,850	2,625,583
Hillenbrand, Inc.	26,700	543,879
ITT Educational Services, Inc.*^	16,100	1,777,601
K12, Inc.*^	16,500	271,920
Matthews International Corp., Class A	13,300	470,554
Regis Corp.	40,600	629,300
Service Corp. International	117,700	825,077
Sotheby’s, Inc.^	48,300	832,209
Steiner Leisure Ltd.*	150	5,364
Strayer Education, Inc.	6,000	1,306,080
Weight Watchers International, Inc.	15,500	425,320

		18,141,183

Hotels, Restaurants & Leisure (1.6%)
Ameristar Casinos, Inc.	720	11,362
Bally Technologies, Inc.*	26,650	1,022,560
BJ’s Restaurants, Inc.*	550	8,245
Bob Evans Farms, Inc.	23,530	683,782
Brinker International, Inc.	50,690	797,354
Burger King Holdings, Inc.	33,000	580,470
Carnival Corp.	192,560	6,408,397
CEC Entertainment, Inc.*	22,050	570,213
Choice Hotels International, Inc.^	15,500	481,430
Churchill Downs, Inc.	30	1,155
CKE Restaurants, Inc.	660	6,923
Darden Restaurants, Inc.^	62,950	2,148,483
Denny’s Corp.*	2,590	6,889
Dover Downs Gaming & Entertainment, Inc.	50	$285
Gaylord Entertainment Co.*^	30,900	621,090
International Game Technology^	144,360	3,100,853
International Speedway Corp., Class A	14,900	410,793
Interval Leisure Group, Inc.*	1,064	13,279
Isle of Capri Casinos, Inc.*	420	4,952
Jack in the Box, Inc.*	25,580	524,134
Krispy Kreme Doughnuts, Inc.*	1,140	4,070
Las Vegas Sands Corp.*^	126,200	2,125,208
Life Time Fitness, Inc.*	25,100	704,055
Marriott International, Inc., Class A^	131,677	3,632,968
McDonald’s Corp.	472,440	26,962,151
O’Charleys, Inc.*	60	562
Orient-Express Hotels Ltd., Class A	1,110	12,776
Panera Bread Co., Class A*^	12,200	671,000
Papa John’s International, Inc.*	23,600	579,852
Penn National Gaming, Inc.*	500	13,830
Pinnacle Entertainment, Inc.*	1,130	11,515
Royal Caribbean Cruises Ltd.*	61,750	1,486,940
Ruby Tuesday, Inc.*^	1,320	11,114
Scientific Games Corp., Class A*	30,000	474,900
Shuffle Master, Inc.*	1,450	13,659
Sonic Corp.*^	49,290	545,147
Speedway Motorsports, Inc.^	27,700	398,603
Starbucks Corp.*	322,550	6,660,658
Starwood Hotels & Resorts Worldwide, Inc.^	86,700	2,863,701
Steak n Shake Co.*	540	6,356
Town Sports International Holdings, Inc.*	160	402
Vail Resorts, Inc.*	16,600	556,764
Wendy’s/Arby’s Group, Inc., Class A	192,500	910,525
WMS Industries, Inc.*	19,600	873,376
Wyndham Worldwide Corp.	80,470	1,313,270
Wynn Resorts Ltd.*	22,100	1,566,669
Yum! Brands, Inc.	209,840	7,084,198

		76,886,918

Household Durables (0.5%)
Black & Decker Corp.	27,000	1,249,830
Blyth, Inc.	360	13,943
CSS Industries, Inc.	240	4,745
D.R. Horton, Inc.	143,900	1,641,899
Ethan Allen Interiors, Inc.	26,010	429,165
Fortune Brands, Inc.^	65,850	2,830,233
Furniture Brands International, Inc.*	750	4,148
Garmin Ltd.^	47,900	1,807,746
Harman International Industries, Inc.	26,390	894,093
Jarden Corp.^	29,900	839,293
KB Home^	34,750	577,197
La-Z-Boy, Inc.	2,770	23,961
Leggett & Platt, Inc.^	69,300	1,344,420
Lennar Corp., Class A	61,000	869,250
M.D.C. Holdings, Inc.	15,500	538,470
Meritage Homes Corp.*	35,900	728,770
Mohawk Industries, Inc.*	25,700	1,225,633
National Presto Industries, Inc.	20	1,730
Newell Rubbermaid, Inc.^	124,600	1,954,974
NVR, Inc.*	2,500	1,593,425
Pulte Homes, Inc.	150,102	1,649,621
Ryland Group, Inc.	25,700	541,499
Tempur-Pedic International, Inc.*	58,100	1,100,414
Toll Brothers, Inc.*	56,300	1,100,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tupperware Brands Corp.	27,600	$1,101,792
Whirlpool Corp.^	33,820	2,366,047

		26,432,400

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	140,480	13,115,213
Expedia, Inc.*	91,010	2,179,690
HSN, Inc.*	924	15,043
Liberty Media Corp., Interactive, Class A*	301,830	3,311,075
Netflix, Inc.*^	19,160	884,617
Orbitz Worldwide, Inc.*	470	2,905
Overstock.com, Inc.*^	600	8,802
priceline.com, Inc.*	16,180	2,682,968
Shutterfly, Inc.*	670	11,142
Stamps.com, Inc.*	770	7,122
Ticketmaster Entertainment, Inc.*	1,454	16,997

		22,235,574

Leisure Equipment & Products (0.1%)
Brunswick Corp.	3,100	37,138
Callaway Golf Co.^	41,600	316,576
Eastman Kodak Co.^	135,810	649,172
Hasbro, Inc.	54,300	1,506,825
JAKKS Pacific, Inc.*	21,720	311,030
Leapfrog Enterprises, Inc.*	1,750	7,192
Mattel, Inc.	154,700	2,855,762
Pool Corp.	25,400	564,388
RC2 Corp.*	390	5,558
Steinway Musical Instruments*	140	1,662

		6,255,303

Media (2.9%)
Arbitron, Inc.^	14,700	305,172
Ascent Media Corp., Class A*	250	6,400
Cablevision Systems Corp. - New York Group, Class A	100,350	2,383,313
CBS Corp., Class B	263,520	3,175,416
Central European Media Enterprises Ltd., Class A*	21,400	732,950
Clear Channel Outdoor Holdings, Inc., Class A*^	92,040	644,280
Comcast Corp., Class A	1,230,724	20,786,928
CTC Media, Inc.*	110,200	1,732,344
DIRECTV Group, Inc.*^	198,690	5,479,870
Discovery Communications, Inc., Class C*	119,850	3,119,695
DISH Network Corp., Class A*	115,060	2,216,056
EW Scripps Co., Class A*	1,380	10,350
Gannett Co., Inc.^	106,620	1,333,816
Global Sources Ltd.*	523	3,593
Harte-Hanks, Inc.	1,100	15,213
Historic TW, Inc.	522,026	15,023,908
Interactive Data Corp.	19,100	500,611
Interpublic Group of Cos., Inc.*	210,500	1,582,960
Journal Communications, Inc., Class A	210	773
Knology, Inc.*	70	682
Lamar Advertising Co., Class A*	37,000	1,015,280
Liberty Global, Inc., Class A*	151,700	3,423,869
Liberty Media Corp., Capital Series, Class A*	81,690	1,708,955
Liberty Media Corp., Entertainment Series, Class A*	262,170	8,156,109
LIN TV Corp., Class A*	200	946
Live Nation, Inc.*	51,860	424,733
Marvel Entertainment, Inc.*	21,500	1,066,830
McGraw-Hill Cos., Inc.	142,430	$3,580,690
Mediacom Communications Corp., Class A*	106,800	615,168
Meredith Corp.	490	14,671
Morningstar, Inc.*	13,000	631,280
New York Times Co., Class A^	66,300	538,356
News Corp., Class A	992,194	11,896,406
Omnicom Group, Inc.^	141,700	5,234,398
Scripps Networks Interactive, Inc., Class A	450	16,628
Sinclair Broadcast Group, Inc., Class A	430	1,539
Time Warner Cable, Inc.^	154,302	6,648,873
Viacom, Inc., Class B*	250,460	7,022,898
Virgin Media, Inc.^	135,100	1,880,592
Walt Disney Co.	832,797	22,868,606
Warner Music Group Corp.*	138,550	766,182
Washington Post Co., Class B	50	23,404
World Wrestling Entertainment, Inc., Class A^	32,700	458,127

		137,048,870

Multiline Retail (0.8%)
99 Cents Only Stores*	32,700	439,815
Big Lots, Inc.*	36,400	910,728
Dollar Tree, Inc.*	37,350	1,818,198
Family Dollar Stores, Inc.	55,850	1,474,440
J.C. Penney Co., Inc.	106,650	3,599,437
Kohl’s Corp.*	144,410	8,238,591
Macy’s, Inc.	203,500	3,722,015
Nordstrom, Inc.^	79,290	2,421,517
Saks, Inc.*^	86,100	587,202
Sears Holdings Corp.*^	26,050	1,701,325
Target Corp.	337,260	15,743,297

		40,656,565

Specialty Retail (2.2%)
Aaron’s, Inc.^	19,700	520,080
Abercrombie & Fitch Co., Class A^	500	16,440
Advance Auto Parts, Inc	42,950	1,687,076
America’s Car-Mart, Inc.*	320	7,664
AnnTaylor Stores Corp.*^	55,500	881,895
AutoNation, Inc.*^	68,200	1,233,056
AutoZone, Inc.*	17,290	2,528,144
Barnes & Noble, Inc.	24,670	548,167
bebe Stores, Inc.	62,900	462,944
Bed Bath & Beyond, Inc.*^	118,850	4,461,629
Best Buy Co., Inc.^	150,210	5,635,879
Borders Group, Inc.*	1,010	3,141
Buckle, Inc.^	19,100	652,074
Cabela’s, Inc.*^	62,700	836,418
CarMax, Inc.*^	100,250	2,095,225
Cato Corp., Class A	80	1,623
Charming Shoppes, Inc.*^	2,540	12,471
Chico’s FAS, Inc.*	1,350	17,550
Children’s Place Retail Stores, Inc.*^	450	13,482
Christopher & Banks Corp.	1,620	10,967
Collective Brands, Inc.*	34,310	594,592
Dick’s Sporting Goods, Inc.*	41,500	929,600
Dress Barn, Inc.*^	52,850	947,601
DSW, Inc., Class A*	33,940	542,022
Foot Locker, Inc.	68,400	817,380
GameStop Corp., Class A*	73,400	1,942,898
Gap, Inc.	215,890	4,620,046
Guess?, Inc.	29,000	1,074,160
Gymboree Corp.*	18,980	918,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
hhgregg, Inc.*	60	$1,016
Home Depot, Inc.	728,760	19,414,166
J. Crew Group, Inc.*^	29,300	1,049,526
Limited Brands, Inc.	119,890	2,036,931
Lowe’s Cos., Inc.	633,840	13,272,610
Men’s Wearhouse, Inc.	34,000	839,800
New York & Co., Inc.*	1,660	8,499
Office Depot, Inc.*	198,000	1,310,760
O’Reilly Automotive, Inc.*^	56,950	2,058,173
Penske Automotive Group, Inc.^	64,000	1,227,520
PetSmart, Inc.	55,100	1,198,425
RadioShack Corp.^	61,100	1,012,427
Rent-A-Center, Inc.*	33,110	625,117
Ross Stores, Inc.	58,880	2,812,698
Sally Beauty Holdings, Inc.*^	102,890	731,548
Sherwin-Williams Co.	42,600	2,562,816
Signet Jewelers Ltd.*	380	10,005
Sonic Automotive, Inc., Class A^	990	10,395
Stage Stores, Inc.	1,110	14,386
Staples, Inc.^	311,850	7,241,157
Systemax, Inc.*	1,000	12,130
Tiffany & Co.	54,700	2,107,591
TJX Cos., Inc.	183,900	6,831,885
Tractor Supply Co.*	15,500	750,510
Tween Brands, Inc.*	1,530	12,837
Urban Outfitters, Inc.*	49,350	1,488,890
Wet Seal, Inc., Class A*	3,010	11,378
Williams-Sonoma, Inc.	52,900	1,070,167
Zumiez, Inc.*	1,260	20,677

		103,756,516

Textiles, Apparel & Luxury Goods (0.6%)
American Apparel, Inc.*	280	983
Carter’s, Inc.*	24,680	658,956
Coach, Inc.	152,220	5,011,082
Crocs, Inc.*	1,390	9,243
Deckers Outdoor Corp.*^	6,000	509,100
Fossil, Inc.*^	26,200	745,390
Hanesbrands, Inc.*	42,700	913,780
Iconix Brand Group, Inc.*	40,800	508,776
Jones Apparel Group, Inc.	53,230	954,414
K-Swiss, Inc., Class A	350	3,077
Liz Claiborne, Inc.^	71,600	352,988
Maidenform Brands, Inc.*	310	4,979
Movado Group, Inc.	280	4,068
NIKE, Inc., Class B^	160,680	10,395,996
Oxford Industries, Inc.	990	19,503
Perry Ellis International, Inc.*	700	11,228
Phillips-Van Heusen Corp.	23,440	1,002,998
Polo Ralph Lauren Corp.^	27,070	2,074,103
Skechers U.S.A., Inc., Class A*	35,000	599,900
Steven Madden Ltd.*	60	2,209
Timberland Co., Class A*^	36,300	505,296
Under Armour, Inc., Class A*	16,400	456,412
Unifi, Inc.*	2,210	7,072
UniFirst Corp.	180	8,001
VF Corp.	38,600	2,795,798
Volcom, Inc.*	190	3,131
Warnaco Group, Inc.*	22,800	1,000,008
Wolverine World Wide, Inc.	21,100	524,124

		29,082,615

Total Consumer Discretionary		493,983,150

Consumer Staples (10.1%)
Beverages (2.2%)
Brown-Forman Corp., Class B	44,800	2,160,256
Central European Distribution Corp.*	17,900	$586,404
Coca-Cola Co.	985,470	52,919,739
Coca-Cola Enterprises, Inc.	136,200	2,916,042
Constellation Brands, Inc., Class A*	81,800	1,239,270
Dr. Pepper Snapple Group, Inc.*	112,710	3,240,412
Molson Coors Brewing Co., Class B	49,250	2,397,490
Pepsi Bottling Group, Inc.	59,850	2,180,934
PepsiAmericas, Inc.	550	15,708
PepsiCo, Inc.	670,230	39,315,692

		106,971,947

Food & Staples Retailing (2.4%)
Andersons, Inc.	180	6,336
Casey’s General Stores, Inc.	410	12,866
Costco Wholesale Corp.	188,050	10,617,303
CVS Caremark Corp.	630,010	22,516,557
Kroger Co.	275,510	5,686,526
Pantry, Inc.*	650	10,192
Ruddick Corp.^	16,800	447,216
Safeway, Inc.	191,840	3,783,085
Spartan Stores, Inc.	16,400	231,732
SUPERVALU, Inc.	94,120	1,417,447
Sysco Corp.	263,150	6,539,278
United Natural Foods, Inc.*	20,200	483,184
Walgreen Co.	420,380	15,751,639
Wal-Mart Stores, Inc.	954,420	46,852,478
Weis Markets, Inc.	12,700	405,765
Whole Foods Market, Inc.*	600	18,294
Winn-Dixie Stores, Inc.*	28,850	378,512

		115,158,410

Food Products (1.7%)
Archer-Daniels-Midland Co.	282,060	8,241,793
Bunge Ltd.^	51,980	3,254,468
Cal-Maine Foods, Inc.	16,800	449,736
Campbell Soup Co.	92,000	3,001,040
ConAgra Foods, Inc.	195,850	4,246,028
Corn Products International, Inc.	30,600	872,712
Darling International, Inc.*	88,070	647,315
Dean Foods Co.*	57,600	1,024,704
Del Monte Foods Co.	86,610	1,002,944
Flowers Foods, Inc.	700	18,403
Fresh Del Monte Produce, Inc.*	440	9,948
General Mills, Inc.	141,300	9,096,894
Green Mountain Coffee Roasters, Inc.*^	3,822	282,216
H.J. Heinz Co.	135,900	5,402,025
Hain Celestial Group, Inc.*^	20,900	400,653
Hershey Co.^	66,050	2,566,703
Hormel Foods Corp.	30,400	1,079,808
J&J Snack Foods Corp.	13,990	604,228
J.M. Smucker Co.	52,627	2,789,757
Kellogg Co.	106,800	5,257,764
Kraft Foods, Inc., Class A	644,110	16,920,770
Lancaster Colony Corp.	14,100	722,907
Lance, Inc.	21,600	557,712
McCormick & Co., Inc. (Non- Voting)	48,950	1,661,363
Ralcorp Holdings, Inc.*	24,750	1,447,133
Sara Lee Corp.	308,450	3,436,133
Smithfield Foods, Inc.*^	66,200	913,560
Synutra International, Inc.*^	39,100	536,061
Tootsie Roll Industries, Inc.	17,542	417,149
TreeHouse Foods, Inc.*	15,900	567,153
Tyson Foods, Inc., Class A	179,100	2,262,033

		79,691,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (2.2%)
Church & Dwight Co., Inc.	28,950	$1,642,623
Clorox Co.	58,750	3,455,675
Colgate-Palmolive Co.	216,910	16,545,895
Energizer Holdings, Inc.*	25,850	1,714,889
Kimberly-Clark Corp.	176,800	10,427,664
Procter & Gamble Co.	1,228,980	71,182,521

		104,969,267

Personal Products (0.2%)
Alberto-Culver Co.	600	16,608
Avon Products, Inc.	198,350	6,735,966
Bare Escentuals, Inc.*	120	1,427
Chattem, Inc.*	3,100	205,871
Elizabeth Arden, Inc.*	430	5,061
Estee Lauder Cos., Inc., Class A^	41,950	1,555,506
Herbalife Ltd.	29,400	962,556
Inter Parfums, Inc.	410	5,006
Mead Johnson Nutrition Co., Class A^	39,900	1,799,889
NBTY, Inc.*	550	21,769
Prestige Brands Holdings, Inc.*	130	915
USANA Health Sciences, Inc.*	11,900	405,909

		11,716,483

Tobacco (1.4%)
Altria Group, Inc.	912,390	16,249,666
Lorillard, Inc.	75,050	5,576,215
Philip Morris International, Inc.	840,030	40,943,062
Reynolds American, Inc.	74,700	3,325,644
Vector Group Ltd.	1,050	16,359

		66,110,946

Total Consumer Staples		484,618,166

Energy (10.8%)
Energy Equipment & Services (1.9%)
Allis-Chalmers Energy, Inc.*	1,490	6,496
Atwood Oceanics, Inc.*	25,000	881,750
Baker Hughes, Inc.^	140,960	6,013,354
Basic Energy Services, Inc.*	1,750	14,857
BJ Services Co.	128,200	2,490,926
Bristow Group, Inc.*^	18,000	534,420
Bronco Drilling Co., Inc.*	560	3,668
Cal Dive International, Inc.*	60,000	593,400
Cameron International Corp.*	100,750	3,810,365
Complete Production Services, Inc.*	44,480	502,624
Dawson Geophysical Co.*	200	5,476
Diamond Offshore Drilling, Inc.^	30,510	2,914,315
Dresser-Rand Group, Inc.*	37,500	1,165,125
Dril-Quip, Inc.*	20,100	997,764
ENGlobal Corp.*	840	3,461
ENSCO International, Inc.	63,990	2,722,135
Exterran Holdings, Inc.*^	31,100	738,314
FMC Technologies, Inc.*^	61,300	3,202,312
Global Industries Ltd.*	2,090	19,855
Gulf Island Fabrication, Inc.	890	16,679
GulfMark Offshore, Inc.*	13,500	441,990
Halliburton Co.	384,230	10,420,318
Helix Energy Solutions Group, Inc.*	44,290	663,464
Helmerich & Payne, Inc.^	47,400	1,873,722
Hercules Offshore, Inc.*^	350	1,718
ION Geophysical Corp.*	93,100	327,712
Key Energy Services, Inc.*	79,290	689,823
Lufkin Industries, Inc.^	8,920	474,366
Nabors Industries Ltd.*	118,390	2,474,351
National Oilwell Varco, Inc.*	187,280	8,077,386
Natural Gas Services Group, Inc.*	290	$5,110
Oceaneering International, Inc.*	24,250	1,376,187
Oil States International, Inc.*	500	17,565
Parker Drilling Co.*	2,830	15,452
Patterson-UTI Energy, Inc.	63,600	960,360
Pride International, Inc.*^	75,720	2,304,917
Schlumberger Ltd.^	504,420	30,063,432
SEACOR Holdings, Inc.*	8,870	724,058
Seahawk Drilling, Inc.*	5,047	156,911
Smith International, Inc.^	96,950	2,782,465
Superior Energy Services, Inc.*	630	14,188
T-3 Energy Services, Inc.*	720	14,184
TETRA Technologies, Inc.*	1,460	14,147
Tidewater, Inc.	300	14,127
Unit Corp.*	20,200	833,250
Willbros Group, Inc.*	44,500	677,735

		92,056,234

Oil, Gas & Consumable Fuels (8.9%)
Alpha Natural Resources, Inc.*	78,867	2,768,232
Anadarko Petroleum Corp.	205,180	12,870,941
Apache Corp.	142,080	13,047,206
Apco Oil and Gas International, Inc.^	16,300	373,596
Arch Coal, Inc.	68,500	1,515,905
Arena Resources, Inc.*	16,400	582,200
Atlas Energy, Inc.	20,100	544,107
Berry Petroleum Co., Class A^	23,500	629,330
Bill Barrett Corp.*	20,430	669,900
BPZ Resources, Inc.*^	56,300	423,376
Brigham Exploration Co.*	210	1,907
Cabot Oil & Gas Corp.	45,100	1,612,325
Carrizo Oil & Gas, Inc.*^	19,100	467,759
Chesapeake Energy Corp.^	253,610	7,202,524
Chevron Corp.	846,200	59,597,866
Cimarex Energy Co.	35,160	1,523,131
Clayton Williams Energy, Inc.*	8,800	265,056
CNX Gas Corp.*	55,900	1,716,130
Comstock Resources, Inc.*	19,000	761,520
Concho Resources, Inc.*	500	18,160
ConocoPhillips	639,550	28,882,078
Consol Energy, Inc.	80,350	3,624,588
Contango Oil & Gas Co.*	8,880	453,413
Continental Resources, Inc.*^	65,850	2,579,345
Crosstex Energy, Inc.	1,310	6,917
CVR Energy, Inc.*	50	622
Delek U.S. Holdings, Inc.	1,230	10,541
Denbury Resources, Inc.*^	113,590	1,718,617
Devon Energy Corp.	192,630	12,969,778
El Paso Corp.	303,250	3,129,540
Encore Acquisition Co.*	22,900	856,460
EOG Resources, Inc.	105,700	8,827,007
EXCO Resources, Inc.*	63,310	1,183,264
Exxon Mobil Corp.#	2,057,510	141,165,761
Forest Oil Corp.*	40,900	800,413
Frontier Oil Corp.	45,970	639,902
Frontline Ltd.^	18,100	423,359
General Maritime Corp.	558	4,319
GeoResources, Inc.*	270	2,984
GMX Resources, Inc.*^	11,700	183,807
Hess Corp.	127,520	6,817,219
Holly Corp.^	23,200	594,384
International Coal Group, Inc.*	148,900	600,067
Knightsbridge Tankers Ltd.	110	1,434
Marathon Oil Corp.	317,490	10,127,931
Mariner Energy, Inc.*	39,510	560,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Massey Energy Co.	34,900	$973,361
Murphy Oil Corp.	85,320	4,911,872
Newfield Exploration Co.*	58,150	2,474,864
Noble Energy, Inc.	71,230	4,698,331
Nordic American Tanker Shipping Ltd.^	14,600	431,868
Occidental Petroleum Corp.	358,710	28,122,864
Overseas Shipholding Group, Inc.^	11,700	437,229
Patriot Coal Corp.*	34,900	410,424
Peabody Energy Corp.	114,700	4,269,134
Penn Virginia Corp.	18,700	428,417
Petrohawk Energy Corp.*	107,500	2,602,575
PetroQuest Energy, Inc.*	420	2,726
Pioneer Natural Resources Co.^	51,850	1,881,636
Plains Exploration & Production Co.*	51,850	1,434,171
Quicksilver Resources, Inc.*^	44,800	635,712
Range Resources Corp.	65,750	3,245,420
Rosetta Resources, Inc.*	1,530	22,476
SandRidge Energy, Inc.*^	43,900	568,944
Southern Union Co.	49,900	1,037,421
Southwestern Energy Co.*	147,750	6,305,970
Spectra Energy Corp.^	280,900	5,320,246
St. Mary Land & Exploration Co.	25,800	837,468
Stone Energy Corp.*	18,200	296,842
Sunoco, Inc.	49,550	1,409,697
Swift Energy Co.*	16,320	386,458
Teekay Corp.^	26,100	570,807
Tesoro Corp.^	55,810	836,034
USEC, Inc.*	400	1,876
Valero Energy Corp.	223,430	4,332,308
W&T Offshore, Inc.^	1,110	12,998
Western Refining, Inc.*	50,200	323,790
Whiting Petroleum Corp.*	18,300	1,053,714
Williams Cos., Inc.	261,600	4,674,792
World Fuel Services Corp.	13,700	658,559
XTO Energy, Inc.	241,150	9,964,318

		428,330,495

Total Energy		520,386,729

Financials (15.7%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*^	19,440	1,263,794
American Capital Ltd.	71,305	230,315
Ameriprise Financial, Inc.	109,360	3,973,049
Apollo Investment Corp.	63,900	610,245
Ares Capital Corp.	70,900	781,318
Bank of New York Mellon Corp.	515,850	14,954,491
BGC Partners, Inc., Class A	300	1,284
BlackRock, Inc.^	8,010	1,736,728
Charles Schwab Corp.	413,934	7,926,836
Cohen & Steers, Inc.^	33,000	792,000
E*TRADE Financial Corp.*	247,100	432,425
Eaton Vance Corp.	49,240	1,378,228
Federated Investors, Inc., Class B^	36,800	970,416
Franklin Resources, Inc.	73,630	7,407,178
GAMCO Investors, Inc., Class A	13,460	615,122
GFI Group, Inc.	620	4,483
GLG Partners, Inc.	149,700	603,291
Goldman Sachs Group, Inc.	217,400	40,077,690
Greenhill & Co., Inc.	7,800	698,724
Invesco Ltd.	180,800	4,115,008
Investment Technology Group, Inc.*	23,840	665,613
Janus Capital Group, Inc.	1,190	16,874
Jefferies Group, Inc.*	60,730	1,653,678
KBW, Inc.*^	18,300	589,626
Knight Capital Group, Inc., Class A*	1,310	$28,493
LaBranche & Co., Inc.*	4,530	15,402
Lazard Ltd., Class A	34,700	1,433,457
Legg Mason, Inc.^	57,050	1,770,261
MF Global Ltd.*	820	5,961
Morgan Stanley	578,373	17,860,158
Northern Trust Corp.	102,150	5,941,044
optionsXpress Holdings, Inc.^	27,100	468,288
Penson Worldwide, Inc.*	740	7,208
Piper Jaffray Cos., Inc.*^	12,500	596,500
Raymond James Financial, Inc.	57,000	1,326,960
Riskmetrics Group, Inc.*^	32,100	469,302
SEI Investments Co.	59,650	1,173,912
State Street Corp.	213,250	11,216,950
Stifel Financial Corp.*	11,200	614,880
SWS Group, Inc.	1,820	26,208
T. Rowe Price Group, Inc.	119,580	5,464,806
TD Ameritrade Holding Corp.*	128,336	2,517,952
Teton Advisors, Inc., Class B(b)^†	200	523
Thomas Weisel Partners Group, Inc.*	90	481
Virtus Investment Partners, Inc.*	91	1,421
Waddell & Reed Financial, Inc., Class A	520	14,794

		142,453,377

Commercial Banks (2.9%)
Associated Banc-Corp.	1,100	12,562
BancFirst Corp.^	8,900	328,677
Bancorpsouth, Inc.^	650	15,867
Bank of Hawaii Corp.	20,900	868,186
Bank of the Ozarks, Inc.^	13,600	360,808
BB&T Corp.^	279,750	7,620,390
BOK Financial Corp.^	9,750	451,620
Boston Private Financial Holdings, Inc.^	58,230	379,077
Capital City Bank Group, Inc.	15,400	218,680
CapitalSource, Inc.	100,680	436,951
Cathay General Bancorp	21,630	174,987
Central Pacific Financial Corp.	2,110	5,317
Chemical Financial Corp.^	15,800	344,282
City Holding Co.	11,030	328,804
City National Corp./California^	400	15,572
CoBiz Financial, Inc.	190	946
Columbia Banking System, Inc.	360	5,958
Comerica, Inc.	66,600	1,976,022
Commerce Bancshares, Inc./Missouri	24,950	929,138
Community Bank System, Inc.^	17,900	327,033
Community Trust Bancorp, Inc.^	13,600	355,912
Cullen/Frost Bankers, Inc.	24,500	1,265,180
CVB Financial Corp.^	35,000	265,650
East West Bancorp, Inc.^	26,400	219,120
F.N.B. Corp./Pennsylvania	38,100	270,891
Fifth Third Bancorp	338,450	3,428,498
First Bancorp/Puerto Rico^	42,400	129,320
First Busey Corp.^	24,100	113,270
First Citizens BancShares, Inc./North Carolina, Class A	2,800	445,480
First Commonwealth Financial Corp.	38,600	219,248
First Financial Bancorp^	32,400	390,420
First Financial Bankshares, Inc.^	9,000	445,140
First Financial Corp./Indiana^	10,700	327,848
First Horizon National Corp.*	97,049	1,283,959
First Midwest Bancorp, Inc./Illinois^	20,700	233,289
FirstMerit Corp.	34,795	662,156
Glacier Bancorp, Inc.^	24,600	367,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Guaranty Bancorp*	320	$474
Hancock Holding Co.^	11,100	417,027
Harleysville National Corp.	32,100	171,093
Huntington Bancshares, Inc./Ohio	169,600	798,816
IBERIABANK Corp.^	8,400	382,704
Independent Bank Corp./Massachusetts^	16,700	369,571
International Bancshares Corp.	22,010	358,983
Investors Bancorp, Inc.*	30,300	321,483
KeyCorp	339,300	2,205,450
M&T Bank Corp.^	29,699	1,850,842
MainSource Financial Group, Inc.	240	1,632
Marshall & Ilsley Corp.	170,900	1,379,163
MB Financial, Inc.^	15,900	333,423
National Penn Bancshares, Inc.	32,500	198,575
NBT Bancorp, Inc.^	16,500	371,910
Old National Bancorp/Indiana^	28,300	316,960
Old Second Bancorp, Inc.	10	57
Pacific Capital Bancorp N.A	27,780	40,003
PacWest Bancorp	15,730	299,657
Park National Corp.^	6,500	379,210
Pinnacle Financial Partners, Inc.*^	15,700	199,547
PNC Financial Services Group, Inc.	187,408	9,106,155
Popular, Inc.	123,100	348,373
PrivateBancorp, Inc.	12,900	315,534
Prosperity Bancshares, Inc.^	15,900	553,161
Regions Financial Corp.^	498,900	3,098,169
Republic Bancorp, Inc./Kentucky, Class A	18,900	377,244
S&T Bancorp, Inc.^	13,000	168,480
Sandy Spring Bancorp, Inc.	10	163
Santander BanCorp*	200	1,950
Signature Bank/New York*	14,900	432,100
Simmons First National Corp., Class A	30	864
Sterling Bancorp/New York	90	650
Sterling Bancshares, Inc./Texas	55,900	408,629
SunTrust Banks, Inc.^	212,250	4,786,238
Susquehanna Bancshares, Inc.^	35,400	208,506
SVB Financial Group*	13,400	579,818
Synovus Financial Corp.	133,000	498,750
TCF Financial Corp.^	56,950	742,628
Texas Capital Bancshares, Inc.*^	25,300	426,052
Tompkins Financial Corp.^	8,400	367,080
TowneBank/Virginia^	19,300	246,075
Trico Bancshares	50	820
Trustmark Corp.^	23,350	444,818
U.S. Bancorp	819,990	17,924,981
UCBH Holdings, Inc.^	94,500	75,600
UMB Financial Corp.	13,250	535,830
Umpqua Holdings Corp.	27,590	292,454
United Bankshares, Inc.^	15,700	307,563
United Community Banks, Inc./Georgia*^	36,023	180,115
Valley National Bancorp^	62,050	762,594
Webster Financial Corp.	25,700	320,479
Wells Fargo & Co.	2,053,369	57,863,938
WesBanco, Inc.^	16,900	261,274
Westamerica Bancorp	12,600	655,200
Western Alliance Bancorp*^	35,020	220,976
Whitney Holding Corp./Louisiana	27,570	263,018
Wilmington Trust Corp.^	28,400	403,280
Wintrust Financial Corp.^	17,700	494,892
Zions Bancorp.^	51,100	$918,267

		140,213,080

Consumer Finance (0.6%)
American Express Co.	445,656	15,107,738
AmeriCredit Corp.*^	78,670	1,242,199
Capital One Financial Corp.^	194,370	6,944,840
Cash America International, Inc.	14,600	440,336
Credit Acceptance Corp.*	28,800	927,072
Discover Financial Services	236,170	3,833,039
Dollar Financial Corp.*	540	8,651
EZCORP, Inc., Class A*^	26,400	360,624
First Cash Financial Services, Inc.*	350	5,996
Nelnet, Inc., Class A*	1,130	14,057
SLM Corp.*^	189,684	1,654,045
Student Loan Corp.	90	4,176
World Acceptance Corp.*	580	14,622

		30,557,395

Diversified Financial Services (3.9%)
Bank of America Corp.^	3,705,054	62,689,514
CIT Group, Inc.^	4,410	5,336
Citigroup, Inc.	6,424,522	31,094,686
CME Group, Inc.	29,633	9,132,594
Encore Capital Group, Inc.*	210	2,825
Financial Federal Corp.	50	1,234
Interactive Brokers Group, Inc., Class A*	22,340	443,896
IntercontinentalExchange, Inc.*^	32,350	3,144,097
JPMorgan Chase & Co.	1,585,010	69,455,138
Leucadia National Corp.*^	88,450	2,186,484
Life Partners Holdings, Inc.	60	1,074
MarketAxess Holdings, Inc.*	60	723
Moody’s Corp.^	91,750	1,877,205
MSCI, Inc., Class A*	30,550	904,891
NASDAQ OMX Group, Inc.*	59,000	1,241,950
NYSE Euronext	110,650	3,196,678
PHH Corp.*	860	17,062
PICO Holdings, Inc.*	60	2,001

		185,397,388

Insurance (3.0%)
Aflac, Inc.	209,250	8,943,345
Allied World Assurance Co. Holdings Ltd./Bermuda	380	18,213
Allstate Corp.	241,740	7,402,079
American Equity Investment Life Holding Co.	2,100	14,742
American Financial Group, Inc./Ohio	33,330	849,915
American International Group, Inc.*^	45,636	2,013,004
American National Insurance Co.	6,620	564,024
American Physicians Capital, Inc.	146	4,206
AMERISAFE, Inc.*	840	14,490
Amtrust Financial Services, Inc.	44,760	510,712
Aon Corp.	117,000	4,760,730
Arch Capital Group Ltd.*	18,700	1,262,998
Argo Group International Holdings Ltd.*	13,329	448,921
Arthur J. Gallagher & Co.	39,500	962,615
Aspen Insurance Holdings Ltd.	570	15,088
Assurant, Inc.	51,100	1,638,266
Assured Guaranty Ltd.^	47,400	920,508
Axis Capital Holdings Ltd.	64,970	1,960,795
Brown & Brown, Inc.	49,800	954,168
Chubb Corp.	158,860	8,008,133
Cincinnati Financial Corp.	65,020	1,689,870
CNA Financial Corp.*^	30,260	730,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CNA Surety Corp.*	28,900	$468,180
Crawford & Co., Class B*^	38,400	169,344
Delphi Financial Group, Inc., Class A	690	15,615
EMC Insurance Group, Inc.	30	634
Employers Holdings, Inc.	31,180	482,666
Endurance Specialty Holdings Ltd.	24,000	875,280
Enstar Group, Ltd.*	6,500	404,755
Erie Indemnity Co., Class A	13,200	494,472
Everest Reinsurance Group Ltd.	27,700	2,429,290
FBL Financial Group, Inc., Class A	190	3,692
Fidelity National Financial, Inc., Class A	103,110	1,554,899
First American Corp.	42,600	1,378,962
Flagstone Reinsurance Holdings Ltd.	40,000	451,200
FPIC Insurance Group, Inc.*	270	9,058
Genworth Financial, Inc., Class A	183,700	2,195,215
Hanover Insurance Group, Inc.	22,290	921,246
Harleysville Group, Inc.^	13,310	421,261
Hartford Financial Services Group, Inc.	172,910	4,582,115
HCC Insurance Holdings, Inc.	580	15,863
Hilltop Holdings, Inc.*^	47,080	577,201
Infinity Property & Casualty Corp.	10,500	446,040
Lincoln National Corp.	131,550	3,408,460
Loews Corp.	138,992	4,760,476
Maiden Holdings Ltd.	60	436
Markel Corp.*	50	16,491
Marsh & McLennan Cos., Inc.	227,150	5,617,419
Max Capital Group Ltd.	26,900	574,853
Mercury General Corp.	11,300	408,834
MetLife, Inc.	248,960	9,477,907
Montpelier Reinsurance Holdings Ltd.	39,680	647,578
National Interstate Corp.	10	175
National Western Life Insurance Co., Class A	2,100	369,558
Navigators Group, Inc.*	8,380	460,900
Odyssey Reinsurance Holdings Corp.	10,350	670,783
Old Republic International Corp.^	98,880	1,204,358
OneBeacon Insurance Group Ltd., Class A^	38,870	534,074
PartnerReinsurance Ltd.^	22,750	1,750,385
Phoenix Cos., Inc.*^	84,810	275,633
Platinum Underwriters Holdings Ltd.	21,680	777,011
PMA Capital Corp., Class A*	390	2,219
Presidential Life Corp.	250	2,590
Principal Financial Group, Inc.	132,400	3,626,436
ProAssurance Corp.*	13,700	715,003
Progressive Corp.*	287,100	4,760,118
Protective Life Corp.	44,800	959,616
Prudential Financial, Inc.	193,431	9,654,141
Reinsurance Group of America, Inc.	26,010	1,160,046
RenaissanceReinsurance Holdings Ltd.	26,200	1,434,712
RLI Corp.^	8,140	429,629
Safety Insurance Group, Inc.	11,300	371,996
Selective Insurance Group, Inc.	23,400	368,082
StanCorp Financial Group, Inc.	22,680	915,592
State Auto Financial Corp.	270	4,841
Stewart Information Services Corp.	250	3,093
Torchmark Corp.	38,680	1,679,872
Transatlantic Holdings, Inc.	11,300	566,921
Travelers Cos., Inc.	264,870	13,039,550
United America Indemnity Ltd., Class A*	361	2,668
United Fire & Casualty Co.^	18,570	$332,403
Unitrin, Inc.	21,400	417,086
Unum Group	157,900	3,385,376
Validus Holdings Ltd.	48,618	1,254,346
W.R. Berkley Corp.	63,440	1,603,763
Wesco Financial Corp.^	1,400	455,700
White Mountains Insurance Group Ltd.	3,900	1,197,339
XL Capital Ltd., Class A^	156,470	2,731,966
Zenith National Insurance Corp.	15,600	482,040

		144,096,761

Real Estate Investment Trusts (REITs) (1.9%)
Acadia Realty Trust (REIT)	30,325	456,998
Alexander’s, Inc. (REIT)	1,300	384,644
Alexandria Real Estate Equities, Inc. (REIT)^	14,880	808,728
AMB Property Corp. (REIT)^	48,910	1,122,484
American Campus Communities, Inc. (REIT)^	19,200	515,520
Annaly Capital Management, Inc. (REIT)	229,258	4,158,740
Apartment Investment & Management Co. (REIT), Class A^	43,188	637,023
AvalonBay Communities, Inc. (REIT)^	35,749	2,600,025
BioMed Realty Trust, Inc. (REIT)	35,200	485,760
Boston Properties, Inc. (REIT)	55,170	3,616,393
Brandywine Realty Trust (REIT)^	51,000	563,040
BRE Properties, Inc. (REIT)	60	1,878
Camden Property Trust (REIT)	44,880	1,808,664
Capstead Mortgage Corp. (REIT)	41,700	580,047
CBL & Associates Properties, Inc. (REIT)^	77,091	747,783
Corporate Office Properties Trust/Maryland (REIT)^	21,109	778,500
Cousins Properties, Inc. (REIT)^	33,979	281,346
DCT Industrial Trust, Inc. (REIT)	91,400	467,054
Developers Diversified Realty Corp. (REIT)^	84,708	782,702
Digital Realty Trust, Inc. (REIT)^	33,589	1,535,353
Douglas Emmett, Inc. (REIT)^	53,300	654,524
Duke Realty Corp. (REIT)	214,948	2,581,525
EastGroup Properties, Inc. (REIT)	12,100	462,462
Entertainment Properties Trust (REIT)	14,840	506,638
Equity Lifestyle Properties, Inc. (REIT)	10,900	466,411
Equity One, Inc. (REIT)^	31,300	490,471
Equity Residential (REIT)	122,887	3,772,631
Essex Property Trust, Inc. (REIT)^	11,300	899,254
Federal Realty Investment Trust (REIT)^	27,780	1,704,859
Franklin Street Properties Corp. (REIT)	41,600	544,960
Hatteras Financial Corp. (REIT)^	18,700	560,626
HCP, Inc. (REIT)	123,597	3,552,178
Health Care REIT, Inc. (REIT)	48,317	2,010,954
Healthcare Realty Trust, Inc. (REIT)^	28,300	597,979
Highwoods Properties, Inc. (REIT)	29,530	928,718
Home Properties, Inc. (REIT)^	13,610	586,455
Hospitality Properties Trust (REIT)	43,400	884,058
Host Hotels & Resorts, Inc. (REIT)^	243,565	2,866,760
HRPT Properties Trust (REIT)	132,000	992,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Inland Real Estate Corp. (REIT)	39,600	$346,896
Investors Real Estate Trust (REIT)^	42,400	383,296
Kilroy Realty Corp. (REIT)^	14,700	407,778
Kimco Realty Corp. (REIT)	162,122	2,114,071
LaSalle Hotel Properties (REIT)	37,300	733,318
Lexington Realty Trust (REIT)	67,594	344,729
Liberty Property Trust (REIT)	43,552	1,416,747
LTC Properties, Inc. (REIT)	20,600	495,224
Macerich Co. (REIT)^	40,982	1,242,984
Mack-Cali Realty Corp. (REIT)	31,539	1,019,656
MFA Financial, Inc. (REIT)	87,250	694,510
Mid-America Apartment Communities, Inc. (REIT)	13,400	604,742
National Health Investors, Inc. (REIT)	14,680	464,622
National Retail Properties, Inc. (REIT)^	38,290	822,086
Nationwide Health Properties, Inc. (REIT)	47,714	1,478,657
Omega Healthcare Investors, Inc. (REIT)	240	3,845
Plum Creek Timber Co., Inc. (REIT)^	76,314	2,338,261
Post Properties, Inc. (REIT)	27,600	496,800
Potlatch Corp. (REIT)	18,640	530,308
ProLogis (REIT)^	191,206	2,279,176
PS Business Parks, Inc. (REIT)	9,900	508,068
Public Storage (REIT)^	57,202	4,303,878
Rayonier, Inc. (REIT)	34,350	1,405,258
Realty Income Corp. (REIT)^	45,831	1,175,565
Regency Centers Corp. (REIT)	31,486	1,166,556
Saul Centers, Inc. (REIT)^	11,800	378,780
Senior Housing Properties Trust (REIT)	54,290	1,037,482
Simon Property Group, Inc. (REIT)^	113,535	7,882,735
SL Green Realty Corp. (REIT)	600	26,310
Sovran Self Storage, Inc. (REIT)	14,800	450,364
Tanger Factory Outlet Centers (REIT)	14,750	550,765
Taubman Centers, Inc. (REIT)	500	18,040
UDR, Inc. (REIT)	64,036	1,007,927
Ventas, Inc. (REIT)	74,104	2,853,004
Vornado Realty Trust (REIT)^	63,618	4,097,635
Walter Investment Management Corp. (REIT)	8,947	143,331
Washington Real Estate Investment Trust (REIT)^	24,370	701,856
Weingarten Realty Investors (REIT)^	36,986	736,761

		94,058,806

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	70	1,330
CB Richard Ellis Group, Inc., Class A*	108,150	1,269,681
Forest City Enterprises, Inc., Class A^	50,700	677,859
Forestar Group, Inc.*	60	1,031
Jones Lang LaSalle, Inc.^	16,500	781,605
St. Joe Co.*^	40,442	1,177,671

		3,909,177

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.^	37,100	409,584
Bank Mutual Corp.	38,400	339,456
Beneficial Mutual Bancorp, Inc.*^	36,500	333,245
Brookline Bancorp, Inc.	37,000	359,640
Capitol Federal Financial^	350	11,522
Dime Community Bancshares, Inc.	27,100	309,753
Doral Financial Corp.*^	57,000	$210,900
First Niagara Financial Group, Inc.	154,200	1,901,286
Hudson City Bancorp, Inc.^	219,590	2,887,608
Kearny Financial Corp.^	36,700	382,414
New York Community Bancorp, Inc.^	140,650	1,606,223
NewAlliance Bancshares, Inc.	1,150	12,305
Northwest Bancorp, Inc.	17,100	390,564
OceanFirst Financial Corp.	40	464
Ocwen Financial Corp.*	1,700	19,244
Oritani Financial Corp.^	24,900	339,636
People’s United Financial, Inc.^	134,750	2,096,710
PMI Group, Inc.	790	3,358
Provident Financial Services, Inc.	27,500	282,975
Provident New York Bancorp	36,300	346,665
TFS Financial Corp.	159,400	1,896,860
Tree.com, Inc.*	100	755
TrustCo Bank Corp. NY/New York	38,400	240,000

		14,381,167

Total Financials		755,067,151

Health Care (12.9%)
Biotechnology (1.8%)
Abraxis Bioscience, Inc.*	6,700	243,746
Acorda Therapeutics, Inc.*	22,400	521,472
Alexion Pharmaceuticals, Inc.*^	32,500	1,447,550
Alkermes, Inc.*	52,400	481,556
Allos Therapeutics, Inc.*	53,600	388,600
Alnylam Pharmaceuticals, Inc.*	15,400	349,272
Amgen, Inc.*	441,540	26,593,954
Amylin Pharmaceuticals, Inc.*^	61,100	836,459
Biogen Idec, Inc.*	120,760	6,100,795
BioMarin Pharmaceutical, Inc.*^	44,600	806,368
Celera Corp.*	33,600	209,328
Celgene Corp.*	192,000	10,732,800
Cephalon, Inc.*^	28,150	1,639,456
Cepheid, Inc.*^	29,600	391,312
Cubist Pharmaceuticals, Inc.*	23,500	474,700
Dendreon Corp.*	50,250	1,406,497
Emergent Biosolutions, Inc.*^	20,900	369,094
Enzon Pharmaceuticals, Inc.*	520	4,290
Facet Biotech Corp.*	10,330	178,606
Genomic Health, Inc.*	20,600	450,316
Genzyme Corp.*	113,550	6,441,692
Gilead Sciences, Inc.*	404,100	18,822,978
GTx, Inc.*^	25,400	325,120
Human Genome Sciences, Inc.*	1,000	18,820
InterMune, Inc.*^	36,200	576,666
Isis Pharmaceuticals, Inc.*	37,500	546,375
Martek Biosciences Corp.*^	15,450	349,016
Myriad Genetics, Inc.*	39,050	1,069,970
Myriad Pharmaceuticals, Inc.*^	9,762	57,205
Onyx Pharmaceuticals, Inc.*^	23,500	704,295
OSI Pharmaceuticals, Inc.*^	25,000	882,500
Osiris Therapeutics, Inc.*^	23,300	155,178
Regeneron Pharmaceuticals, Inc.*	700	13,510
Seattle Genetics, Inc.*^	41,000	575,230
United Therapeutics Corp.*^	18,700	916,113
Vertex Pharmaceuticals, Inc.*	64,600	2,448,340

		87,529,179

Health Care Equipment & Supplies (2.2%)
ABIOMED, Inc.*^	28,300	274,793
Align Technology, Inc.*	61,200	870,264
American Medical Systems Holdings, Inc.*	38,800	656,496
Analogic Corp.	10,710	396,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Baxter International, Inc.	274,780	$15,665,208
Beckman Coulter, Inc.	27,500	1,895,850
Becton, Dickinson and Co.	106,140	7,403,265
Boston Scientific Corp.*	680,600	7,207,554
C.R. Bard, Inc.	42,680	3,355,075
CareFusion Corp.*	76,000	1,656,800
CONMED Corp.*	16,400	314,388
Cooper Cos., Inc.	27,100	805,683
CryoLife, Inc.*	650	5,180
DENTSPLY International, Inc.^	63,200	2,182,928
Edwards Lifesciences Corp.*	22,750	1,590,452
ev3, Inc.*	73,000	898,630
Exactech, Inc.*	240	3,778
Gen-Probe, Inc.*	24,050	996,632
Greatbatch, Inc.*^	16,300	366,261
Haemonetics Corp.*	10,900	611,708
Hill-Rom Holdings, Inc.	25,930	564,755
Hologic, Inc.*	109,600	1,790,864
Hospira, Inc.*	68,150	3,039,490
ICU Medical, Inc.*	12,600	464,436
Idexx Laboratories, Inc.*	300	15,000
Immucor, Inc.*	30,700	543,390
Integra LifeSciences Holdings Corp.*	12,400	423,460
Intuitive Surgical, Inc.*	17,500	4,589,375
Invacare Corp.	24,960	556,109
Inverness Medical Innovations, Inc.*^	33,150	1,283,900
Kensey Nash Corp.*	290	8,396
Kinetic Concepts, Inc.*	25,080	927,458
Masimo Corp.*^	19,800	518,760
Medtronic, Inc.	492,240	18,114,432
Meridian Bioscience, Inc.^	17,700	442,677
Merit Medical Systems, Inc.*^	25,300	438,449
Natus Medical, Inc.*	590	9,104
NuVasive, Inc.*^	15,950	666,072
Palomar Medical Technologies, Inc.*	10	162
Quidel Corp.*	26,740	433,990
ResMed, Inc.*	33,150	1,498,380
Sirona Dental Systems, Inc.*	27,890	829,728
Somanetics Corp.*	440	7,093
St. Jude Medical, Inc.*	146,200	5,703,262
STERIS Corp.	25,760	784,392
Stryker Corp.	133,970	6,086,257
Symmetry Medical, Inc.*	30,100	312,137
Teleflex, Inc.	16,500	797,115
Thoratec Corp.*	23,300	705,291
Varian Medical Systems, Inc.*^	53,510	2,254,376
Volcano Corp.*	24,500	412,090
West Pharmaceutical Services, Inc.	14,200	576,662
Zimmer Holdings, Inc.*	105,600	5,644,320
Zoll Medical Corp.*	18,500	398,120

		107,996,931

Health Care Providers & Services (2.2%)
Aetna, Inc.	213,880	5,952,280
Amedisys, Inc.*^	10,800	471,204
AMERIGROUP Corp.*	23,790	527,424
AmerisourceBergen Corp.	139,200	3,115,296
AMN Healthcare Services, Inc.*	780	7,418
Amsurg Corp.*	18,000	382,140
Brookdale Senior Living, Inc.	85,800	1,555,554
Cardinal Health, Inc.	152,000	4,073,600
CardioNet, Inc.*^	18,600	124,992
Catalyst Health Solutions, Inc.*^	19,500	568,425
Centene Corp.*	24,110	456,643
Chemed Corp.	9,900	434,511
CIGNA Corp.	131,840	$3,703,386
Community Health Systems, Inc.*	45,850	1,463,991
Corvel Corp.*	90	2,556
Coventry Health Care, Inc.*	67,400	1,345,304
Cross Country Healthcare, Inc.*	40	372
DaVita, Inc.*	43,500	2,463,840
Express Scripts, Inc.*	107,100	8,308,818
Genoptix, Inc.*^	10,700	372,146
Gentiva Health Services, Inc.*	16,960	424,170
Hanger Orthopedic Group, Inc.*	210	2,913
Health Management Associates, Inc., Class A*	216,020	1,617,990
Health Net, Inc.*	49,340	759,836
HealthSouth Corp.*^	39,300	614,652
Healthspring, Inc.*	26,220	321,195
Healthways, Inc.*	1,470	22,520
Henry Schein, Inc.*	38,350	2,105,798
HMS Holdings Corp.*^	16,500	630,795
Humana, Inc.*^	73,700	2,749,010
Laboratory Corp. of America Holdings*^	47,450	3,117,465
Landauer, Inc.	7,900	434,342
LHC Group, Inc.*^	12,800	383,104
LifePoint Hospitals, Inc.*	22,950	621,027
Lincare Holdings, Inc.*^	32,110	1,003,438
Magellan Health Services, Inc.*	16,900	524,914
McKesson Corp.	122,580	7,299,639
MedCath Corp.*	470	4,122
Medco Health Solutions, Inc.*	220,400	12,190,324
MEDNAX, Inc.*	19,720	1,083,022
Molina Healthcare, Inc.*	18,950	392,075
MWI Veterinary Supply, Inc.*	100	3,995
National Healthcare Corp.^	9,200	343,068
Omnicare, Inc.	48,120	1,083,662
Owens & Minor, Inc.	17,900	809,975
Patterson Cos., Inc.*	700	19,075
PharMerica Corp.*^	22,370	415,411
PSS World Medical, Inc.*	25,500	556,665
Psychiatric Solutions, Inc.*	24,950	667,662
Quest Diagnostics, Inc.	66,730	3,482,639
Sun Healthcare Group, Inc.*	37,500	324,000
Tenet Healthcare Corp.*	223,100	1,311,828
UnitedHealth Group, Inc.	532,420	13,331,797
Universal American Corp.*	43,720	411,842
Universal Health Services, Inc., Class B	190	11,767
VCA Antech, Inc.*	36,850	990,897
WellCare Health Plans, Inc.*	19,320	476,238
WellPoint, Inc.*	209,180	9,906,765

		105,779,537

Health Care Technology (0.2%)
Allscripts-Misys Healthcare Solutions, Inc.	59,050	1,196,943
athenahealth, Inc.*	16,000	613,920
Cerner Corp.*^	27,200	2,034,560
Eclipsys Corp.*^	29,800	575,140
HLTH Corp.*^	77,200	1,127,892
IMS Health, Inc.	340	5,219
MedAssets, Inc.*^	30,600	690,642
Phase Forward, Inc.*	30,800	432,432
Quality Systems, Inc.	10,700	658,799

		7,335,547

Life Sciences Tools & Services (0.6%)
Albany Molecular Research, Inc.*	720	6,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Bio-Rad Laboratories, Inc., Class A*	8,500	$780,980
Bruker Corp.*	83,900	895,213
Charles River Laboratories International, Inc.*^	30,150	1,114,947
Covance, Inc.*	29,800	1,613,670
Dionex Corp.*	8,280	537,952
eResearchTechnology, Inc.*	270	1,890
Illumina, Inc.*	53,500	2,273,750
Life Sciences Research, Inc.*	60	478
Life Technologies Corp.*	72,293	3,365,239
Luminex Corp.*	18,500	314,500
Mettler-Toledo International, Inc.*	14,300	1,295,437
Millipore Corp.*	24,550	1,726,601
PAREXEL International Corp.*	50,770	689,964
PerkinElmer, Inc.	51,200	985,088
Pharmaceutical Product Development, Inc	47,540	1,043,028
Sequenom, Inc.*^	23,800	76,874
Techne Corp.	16,550	1,035,202
Thermo Fisher Scientific, Inc.*	184,050	8,037,464
Varian, Inc.*	12,900	658,674
Waters Corp.*	44,000	2,457,840

		28,911,026

Pharmaceuticals (5.9%)
Abbott Laboratories, Inc.	676,350	33,459,035
Allergan, Inc.	134,970	7,660,897
Auxilium Pharmaceuticals, Inc.*^	19,350	661,964
Bristol-Myers Squibb Co.	852,630	19,201,228
Eli Lilly and Co.	438,010	14,467,470
Endo Pharmaceuticals Holdings, Inc.*	49,250	1,114,527
Forest Laboratories, Inc.*	129,430	3,810,419
Johnson & Johnson	1,161,860	70,745,655
King Pharmaceuticals, Inc.*	100,970	1,087,447
KV Pharmaceutical Co., Class A*	140	430
Medicines Co.*	26,000	286,260
Medicis Pharmaceutical Corp., Class A	33,880	723,338
Merck & Co., Inc.	897,520	28,388,558
Mylan, Inc.*^	120,550	1,930,005
Perrigo Co.	31,450	1,068,985
Pfizer, Inc.	2,872,470	47,539,379
Questcor Pharmaceuticals, Inc.*	47,400	261,648
Salix Pharmaceuticals Ltd.*	43,200	918,432
Schering-Plough Corp.	685,400	19,362,550
Sepracor, Inc.*	45,000	1,030,500
Valeant Pharmaceuticals International*	29,600	830,576
ViroPharma, Inc.*	36,500	351,130
Watson Pharmaceuticals, Inc.*	45,320	1,660,525
Wyeth	584,250	28,382,865

		284,943,823

Total Health Care		622,496,043

Industrials (10.8%)
Aerospace & Defense (2.5%)
AAR Corp.*	27,680	607,299
Aerovironment, Inc.*	12,600	353,934
Alliant Techsystems, Inc.*	14,400	1,121,040
American Science & Engineering, Inc.	6,000	408,240
BE Aerospace, Inc.*	47,060	947,788
Boeing Co.	306,200	16,580,730
Ceradyne, Inc.*	610	11,181
Curtiss-Wright Corp.	20,100	686,013
DynCorp International, Inc., Class A*	29,070	523,260
Esterline Technologies Corp.*	460	18,037
GenCorp, Inc.*	700	$3,752
General Dynamics Corp.	149,170	9,636,382
Goodrich Corp.	55,290	3,004,459
Herley Industries, Inc.*	90	1,174
Hexcel Corp.*	43,500	497,640
Honeywell International, Inc.	329,500	12,240,925
ITT Corp.	79,150	4,127,673
L-3 Communications Holdings, Inc.	52,970	4,254,550
Lockheed Martin Corp.	145,960	11,396,557
Moog, Inc., Class A*	18,400	542,800
Northrop Grumman Corp.	148,550	7,687,463
Orbital Sciences Corp.*	25,500	381,735
Precision Castparts Corp.	61,470	6,261,949
Raytheon Co.	185,190	8,883,564
Rockwell Collins, Inc.	70,550	3,583,940
Spirit AeroSystems Holdings, Inc., Class A*^	47,700	861,462
Stanley, Inc.*	12,500	321,500
Taser International, Inc.*	1,760	8,307
Teledyne Technologies, Inc.*	500	17,995
TransDigm Group, Inc.*	15,150	754,622
Triumph Group, Inc.^	10,700	513,493
United Technologies Corp.	361,140	22,004,260

		118,243,724

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	700	22,379
C.H. Robinson Worldwide, Inc.^	70,700	4,082,925
Expeditors International of Washington, Inc.	90,000	3,163,500
FedEx Corp.	135,950	10,226,159
Forward Air Corp.^	17,900	414,385
Pacer International, Inc.	1,970	7,604
United Parcel Service, Inc., Class B	299,750	16,926,883
UTi Worldwide, Inc.	43,600	631,328

		35,475,163

Airlines (0.2%)
Alaska Air Group, Inc.*	16,500	442,035
Allegiant Travel Co.*^	11,300	430,417
AMR Corp.*	141,500	1,124,925
Continental Airlines, Inc., Class B*^	52,800	868,032
Delta Air Lines, Inc.*^	269,150	2,411,584
Hawaiian Holdings, Inc.*	1,650	13,629
JetBlue Airways Corp.*	75,300	450,294
Republic Airways Holdings, Inc.*	1,790	16,701
SkyWest, Inc.	30,300	502,374
Southwest Airlines Co.^	319,300	3,065,280
U.S. Airways Group, Inc.*^	54,300	255,210
UAL Corp.*	56,800	523,696

		10,104,177

Building Products (0.1%)
AAON, Inc.	510	10,241
American Woodmark Corp.	190	3,675
Ameron International Corp.	8,700	608,826
Armstrong World Industries, Inc.*^	22,840	787,066
Griffon Corp.*	59,795	602,136
Insteel Industries, Inc.	1,300	15,535
Lennox International, Inc.^	21,110	762,493
Masco Corp.	162,800	2,103,376
NCI Building Systems, Inc.*^	280	896
Owens Corning, Inc.*	33,070	742,421
Quanex Building Products Corp.	1,600	22,976
Simpson Manufacturing Co., Inc.	17,300	436,998
USG Corp.*	34,200	587,556

		6,684,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	27,600	$580,704
ACCO Brands Corp.*	1,410	10,180
American Ecology Corp.	520	9,724
American Reprographics Co.*	41,190	392,129
Amrep Corp.*	60	792
ATC Technology Corp.*	430	8,497
Avery Dennison Corp.	48,350	1,741,083
Bowne & Co., Inc.	383	2,949
Brink’s Co.	17,300	465,543
Cenveo, Inc.*^	1,730	11,972
Cintas Corp.^	55,500	1,682,205
Clean Harbors, Inc.*	8,100	455,706
Consolidated Graphics, Inc.*	730	18,213
Copart, Inc.*^	29,100	966,411
Corrections Corp. of America*	63,500	1,438,275
Courier Corp.	80	1,212
Covanta Holding Corp.*	52,300	889,100
Deluxe Corp.	35,620	609,102
G&K Services, Inc., Class A	530	11,745
GEO Group, Inc.*	26,800	540,556
Healthcare Services Group, Inc.^	29,000	532,440
Herman Miller, Inc.	27,500	465,025
HNI Corp.	25,800	608,880
Iron Mountain, Inc.*^	80,650	2,150,129
Knoll, Inc.	34,590	360,774
Mine Safety Appliances Co.^	16,600	456,666
Pitney Bowes, Inc.	94,420	2,346,337
R.R. Donnelley & Sons Co.	97,730	2,077,740
Republic Services, Inc.	133,435	3,545,368
Rollins, Inc.	24,800	467,480
Schawk, Inc.	700	8,169
Steelcase, Inc., Class A^	53,000	329,130
Stericycle, Inc.*^	35,800	1,734,510
Sykes Enterprises, Inc.*	23,790	495,308
Team, Inc.*^	17,410	295,099
Tetra Tech, Inc.*	25,100	665,903
United Stationers, Inc.*	13,100	623,691
Viad Corp.	930	18,516
Waste Connections, Inc.*	32,700	943,722
Waste Management, Inc.	208,250	6,210,015
Waste Services, Inc.*	380	1,756

		34,172,756

Construction & Engineering (0.3%)
Aecom Technology Corp.*	40,800	1,107,312
EMCOR Group, Inc.*	30,820	780,362
Fluor Corp.	81,760	4,157,496
Furmanite Corp.*	60	259
Granite Construction, Inc.^	14,500	448,630
Insituform Technologies, Inc., Class A*	750	14,355
Jacobs Engineering Group, Inc.*	54,800	2,518,060
KBR, Inc.	75,850	1,766,547
Layne Christensen Co.*	440	14,102
MasTec, Inc.*	46,200	561,330
Northwest Pipe Co.*	250	8,383
Orion Marine Group, Inc.*	30	616
Pike Electric Corp.*	1,190	14,256
Quanta Services, Inc.*	80,850	1,789,210
Shaw Group, Inc.*	480	15,403
Tutor Perini Corp.*^	27,780	591,714
URS Corp.*	38,100	1,663,065

		15,451,100

Electrical Equipment (0.7%)
A. O. Smith Corp.	13,400	$510,540
Acuity Brands, Inc.^	17,600	566,896
American Superconductor Corp.*^	32,000	1,073,280
AMETEK, Inc.	45,700	1,595,387
Baldor Electric Co.^	26,260	717,948
Belden, Inc.^	24,800	572,880
Brady Corp., Class A	22,860	656,539
Emerson Electric Co.	331,910	13,302,953
Encore Wire Corp.	23,400	522,756
Ener1, Inc.*^	59,500	411,740
Energy Conversion Devices, Inc.*^	22,100	255,918
EnerSys*	48,500	1,072,820
Evergreen Solar, Inc.*^	109,900	211,008
First Solar, Inc.*^	21,350	3,263,561
FuelCell Energy, Inc.*	510	2,178
General Cable Corp.*	28,900	1,131,435
GrafTech International Ltd.*^	70,400	1,034,880
GT Solar International, Inc.*^	105,900	615,279
Hubbell, Inc., Class B	24,400	1,024,800
II-VI, Inc.*	16,400	417,216
LSI Industries, Inc.	250	1,663
Powell Industries, Inc.*	290	11,133
Regal-Beloit Corp.^	13,900	635,369
Rockwell Automation, Inc.^	60,500	2,577,300
Roper Industries, Inc.	38,650	1,970,377
SunPower Corp., Class A*	450	13,450
Thomas & Betts Corp.*	25,600	770,048
Vicor Corp.*	280	2,162
Woodward Governor Co.	230	5,580

		34,947,096

Industrial Conglomerates (2.1%)
3M Co.	307,230	22,673,574
General Electric Co.	4,491,392	73,748,657
McDermott International, Inc.*	105,000	2,653,350
Otter Tail Corp.^	20,400	488,172
Raven Industries, Inc.^	13,400	358,182
Seaboard Corp.	400	520,008
Standex International Corp.	380	7,535
Textron, Inc.	114,400	2,171,312

		102,620,790

Machinery (1.9%)
3D Systems Corp.*	10	92
Actuant Corp., Class A	23,500	377,410
AGCO Corp.*	500	13,815
Albany International Corp., Class A^	28,450	551,930
Altra Holdings, Inc.*	710	7,945
American Railcar Industries, Inc	80	849
Astec Industries, Inc.*^	17,100	435,537
Barnes Group, Inc.^	31,620	540,386
Blount International, Inc.*	42,020	397,929
Briggs & Stratton Corp.^	29,400	570,654
Bucyrus International, Inc.	28,400	1,011,608
Cascade Corp.	270	7,220
Caterpillar, Inc.^	269,110	13,813,416
Chart Industries, Inc.*	580	12,522
CLARCOR, Inc.	21,900	686,784
Colfax Corp.*	630	6,697
Crane Co.	570	14,712
Cummins, Inc.	95,860	4,295,487
Danaher Corp.	110,130	7,413,952
Deere & Co.	191,540	8,220,897
Donaldson Co., Inc.^	34,700	1,201,661
Dover Corp.	81,890	3,174,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Eaton Corp.^	70,800	$4,006,572
Flowserve Corp.	24,680	2,431,967
Force Protection, Inc.*	400	2,184
Gardner Denver, Inc.*	23,200	809,216
Graco, Inc.	25,160	701,209
Graham Corp.	210	3,266
Harsco Corp.	36,260	1,283,967
IDEX Corp.	540	15,093
Illinois Tool Works, Inc.	200,810	8,576,595
Joy Global, Inc.	45,680	2,235,579
Kadant, Inc.*	470	5,701
Kaydon Corp.	13,700	444,154
Kennametal, Inc.	35,190	866,026
K-Tron International, Inc.*	20	1,904
L.B. Foster Co., Class A*	400	12,232
Lincoln Electric Holdings, Inc.	19,230	912,463
Lindsay Corp.^	9,060	356,783
Manitowoc Co., Inc.^	59,400	562,518
Met-Pro Corp.	100	969
Middleby Corp.*^	12,100	665,621
Mueller Industries, Inc.	580	13,845
Mueller Water Products, Inc., Class A	3,270	17,920
NACCO Industries, Inc., Class A	300	18,021
Navistar International Corp.*	27,100	1,014,082
Nordson Corp.^	14,630	820,597
Oshkosh Corp.	6,000	185,580
PACCAR, Inc.^	156,330	5,895,204
Pall Corp.	52,300	1,688,244
Parker Hannifin Corp.	71,110	3,686,342
Pentair, Inc.	44,650	1,318,068
RBC Bearings, Inc.*^	20,400	475,932
Robbins & Myers, Inc.	21,170	497,072
Sauer-Danfoss, Inc.	1,570	12,042
Snap-On, Inc.^	25,100	872,476
Stanley Works	34,610	1,477,501
Sun Hydraulics Corp.	550	11,583
Tecumseh Products Co., Class A*	680	7,704
Terex Corp.*	48,030	995,662
Timken Co.	36,640	858,475
Toro Co.^	14,920	593,368
Trinity Industries, Inc.^	36,070	620,043
Twin Disc, Inc.	40	499
Valmont Industries, Inc.	7,700	655,886
Wabtec Corp.^	21,200	795,636
Watts Water Technologies, Inc., Class A	17,510	529,677

		89,711,037

Marine (0.1%)
Alexander & Baldwin, Inc.	18,080	580,187
American Commercial Lines, Inc.*	525	15,288
Eagle Bulk Shipping, Inc.	41,100	210,843
Genco Shipping & Trading Ltd.^	24,910	517,630
Horizon Lines, Inc., Class A	250	1,588
Kirby Corp.*	24,350	896,567

		2,222,103

Professional Services (0.3%)
Administaff, Inc.	23,300	612,091
Advisory Board Co.*	140	3,520
CBIZ, Inc.*^	52,020	388,069
Corporate Executive Board Co.	15,490	385,701
CoStar Group, Inc.*^	13,600	560,592
Dun & Bradstreet Corp.	24,250	1,826,510
Equifax, Inc.	56,620	1,649,907
Exponent, Inc.*	470	13,240
First Advantage Corp., Class A*	35,400	$656,670
FTI Consulting, Inc.*	21,500	916,115
Hill International, Inc.*	850	6,035
Huron Consulting Group, Inc.*	8,900	229,887
IHS, Inc., Class A*	20,200	1,032,826
Kelly Services, Inc., Class A	32,000	393,600
Kforce, Inc.*	780	9,376
Korn/Ferry International*	34,380	501,604
Manpower, Inc.	34,980	1,983,716
Monster Worldwide, Inc.*^	50,770	887,459
MPS Group, Inc.*	64,560	679,171
Navigant Consulting, Inc.*	24,000	324,000
On Assignment, Inc.*	770	4,504
Resources Connection, Inc.*	27,650	471,709
Robert Half International, Inc.^	62,260	1,557,745
School Specialty, Inc.*	500	11,860
Spherion Corp.*	980	6,086
Watson Wyatt Worldwide, Inc., Class A	17,900	779,724

		15,891,717

Road & Rail (1.0%)
Amerco, Inc.*	9,440	432,918
Arkansas Best Corp.^	16,890	505,687
Avis Budget Group, Inc.*	890	11,890
Burlington Northern Santa Fe Corp.	123,250	9,839,047
Celadon Group, Inc.*	260	2,941
Con-way, Inc.^	19,100	731,912
CSX Corp.	166,050	6,950,853
Genesee & Wyoming, Inc., Class A*	12,600	382,032
Heartland Express, Inc.^	29,400	423,360
Hertz Global Holdings, Inc.*	152,620	1,652,875
J.B. Hunt Transport Services, Inc.	35,950	1,155,073
Kansas City Southern*	750	19,867
Knight Transportation, Inc.^	28,700	481,586
Landstar System, Inc.	23,650	900,119
Marten Transport Ltd.*	1,110	18,937
Norfolk Southern Corp.	164,570	7,094,613
Old Dominion Freight Line, Inc.*	16,400	499,052
Ryder System, Inc.	24,900	972,594
Union Pacific Corp.	226,360	13,208,106
Werner Enterprises, Inc.	22,800	424,764

		45,708,226

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	23,300	493,028
Beacon Roofing Supply, Inc.*	32,000	511,360
DXP Enterprises, Inc.*	230	2,564
Fastenal Co.^	54,900	2,124,630
GATX Corp.^	21,500	600,925
H&E Equipment Services, Inc.*	750	8,498
Houston Wire & Cable Co.	910	10,055
Interline Brands, Inc.*	180	3,033
Kaman Corp.	17,300	380,254
RSC Holdings, Inc.*^	46,900	340,963
Textainer Group Holdings Ltd.	280	4,483
United Rentals, Inc.*^	2,052	21,136
W.W. Grainger, Inc.^	33,050	2,953,348
Watsco, Inc.	12,210	658,241
WESCO International, Inc.*^	25,320	729,216

		8,841,734

Total Industrials		520,073,818

Information Technology (18.4%)
Communications Equipment (2.5%)
Acme Packet, Inc.*	810	8,108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ADC Telecommunications, Inc.*^	64,000	$533,760
Arris Group, Inc.*^	67,300	875,573
Avocent Corp.*	28,100	569,587
BigBand Networks, Inc.*	820	3,288
Black Box Corp.	16,060	402,945
Blue Coat Systems, Inc.*	400	9,036
Brocade Communications Systems, Inc.*	144,160	1,133,098
Cisco Systems, Inc.*	2,490,020	58,615,071
CommScope, Inc.*	600	17,958
Comtech Telecommunications Corp.*^	10,200	338,844
Digi International, Inc.*	650	5,538
EchoStar Corp., Class A*	23,550	434,733
Emulex Corp.*	55,090	566,876
Extreme Networks, Inc.*	423	1,184
Harmonic, Inc.*	77,400	517,032
Harris Corp.	59,640	2,242,464
Harris Stratex Networks, Inc., Class A*	14,656	102,592
Hughes Communications, Inc.*	70	2,124
Infinera Corp.*	56,500	449,175
InterDigital, Inc.*	20,100	465,516
Ixia*	1,220	8,369
JDS Uniphase Corp.*	99,450	707,090
Juniper Networks, Inc.*	235,100	6,352,402
Loral Space & Communications, Inc.*	90	2,473
Motorola, Inc.	1,043,150	8,960,659
NETGEAR, Inc.*	400	7,340
Oplink Communications, Inc.*	210	3,049
Palm, Inc.*	1,000	17,430
Parkervision, Inc.*^	500	2,045
Plantronics, Inc.	30,900	828,429
Polycom, Inc.*	37,800	1,011,150
Powerwave Technologies, Inc.*	2,150	3,440
QUALCOMM, Inc.	709,480	31,912,410
Riverbed Technology, Inc.*	38,800	852,048
SeaChange International, Inc.*	800	6,000
Sonus Networks, Inc.*	245,790	521,075
Starent Networks Corp.*^	44,300	1,126,106
Sycamore Networks, Inc.*^	154,700	467,194
Symmetricom, Inc.*	340	1,761
Tekelec*	34,920	573,736
Tellabs, Inc.*	2,460	17,023
UTStarcom, Inc.*	480	1,003
ViaSat, Inc.*	22,120	587,950

		121,264,684

Computers & Peripherals (4.9%)
Apple, Inc.*	383,750	71,135,738
Avid Technology, Inc.*	29,200	411,428
Dell, Inc.*	781,144	11,920,257
Diebold, Inc.	27,650	910,514
Electronics for Imaging, Inc.*	43,600	491,372
EMC Corp.*	921,890	15,709,006
Hewlett-Packard Co.	1,032,420	48,740,548
Imation Corp.	1,210	11,217
Intermec, Inc.*	33,700	475,170
International Business Machines Corp	557,200	66,646,692
Lexmark International, Inc., Class A*	590	12,709
NCR Corp.*	1,100	15,202
NetApp, Inc.*	157,750	4,208,770
Netezza Corp.*	500	5,620
QLogic Corp.*	56,900	978,680
SanDisk Corp.*	97,990	$2,126,383
Seagate Technology	241,110	3,667,283
Silicon Graphics International Corp.*	210	1,409
Sun Microsystems, Inc.*	341,700	3,106,053
Synaptics, Inc.*^	15,300	385,560
Teradata Corp.*	81,860	2,252,787
Western Digital Corp.*	102,170	3,732,270

		236,944,668

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	159,630	4,442,503
Agilysys, Inc.	120	791
Amphenol Corp., Class A	79,820	3,007,618
Anixter International, Inc.*^	13,400	537,474
Arrow Electronics, Inc.*	53,700	1,511,655
Avnet, Inc.*	64,920	1,685,972
AVX Corp.	48,140	574,310
Benchmark Electronics, Inc.*	35,100	631,800
Checkpoint Systems, Inc.*^	34,400	565,536
Cogent, Inc.*	4,359	44,026
Cognex Corp.	27,500	450,450
Coherent, Inc.*^	17,400	405,768
Corning, Inc.	689,390	10,554,561
CTS Corp.	1,260	11,718
Daktronics, Inc.	480	4,114
Dolby Laboratories, Inc., Class A*^	21,250	811,537
Electro Scientific Industries, Inc.*	620	8,302
FLIR Systems, Inc.*	59,200	1,655,824
Ingram Micro, Inc., Class A*	72,800	1,226,680
Insight Enterprises, Inc.*	1,230	15,018
IPG Photonics Corp.*^	30,000	456,000
Itron, Inc.*	15,310	981,983
Jabil Circuit, Inc.	100,200	1,343,682
L-1 Identity Solutions, Inc.*	58,060	405,839
Littelfuse, Inc.*	700	18,368
Molex, Inc.	800	16,704
MTS Systems Corp.	13,200	385,572
National Instruments Corp.	23,800	657,594
Newport Corp.*	1,260	11,038
OSI Systems, Inc.*	330	6,036
Park Electrochemical Corp.	370	9,121
PC Connection, Inc.*	160	870
Plexus Corp.*	25,500	671,670
Rofin-Sinar Technologies, Inc.*	21,200	486,752
Scansource, Inc.*^	23,370	661,838
Tech Data Corp.*	400	16,644
Technitrol, Inc.	960	8,842
Trimble Navigation Ltd.*	600	14,346
Vishay Intertechnology, Inc.*	103,200	815,280

		35,113,836

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	74,400	1,464,192
Art Technology Group, Inc.*	910	3,513
comScore, Inc.*	70	1,261
DealerTrack Holdings, Inc.*	40,300	762,073
Digital River, Inc.*	16,500	665,280
EarthLink, Inc.	65,000	546,650
eBay, Inc.*	505,770	11,941,230
Equinix, Inc.*	16,000	1,472,000
Google, Inc., Class A*	103,875	51,506,419
IAC/InterActiveCorp*	40,250	812,647
j2 Global Communications, Inc.*^	25,600	589,056
LoopNet, Inc.*	950	8,588
Marchex, Inc., Class B	840	4,124
MercadoLibre, Inc.*^	40,000	1,538,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ModusLink Global Solutions, Inc.*	210	$1,699
NIC, Inc.	60	533
Omniture, Inc.*	41,900	898,336
Perficient, Inc.*	320	2,646
Rackspace Hosting, Inc.*^	62,000	1,057,720
RealNetworks, Inc.*	103,810	386,173
Sohu.com, Inc.*	14,210	977,364
United Online, Inc.	58,100	467,124
ValueClick, Inc.*^	68,980	909,846
VeriSign, Inc.*^	90,350	2,140,391
Vocus, Inc.*	400	8,356
WebMD Health Corp., Class A*	17,700	586,224
Yahoo!, Inc.*	512,450	9,126,735

		87,878,580

IT Services (1.7%)
Acxiom Corp.*	57,190	541,017
Affiliated Computer Services, Inc., Class A*	38,590	2,090,420
Alliance Data Systems Corp.*	300	18,324
Amdocs Ltd.*	90,010	2,419,469
Automatic Data Processing, Inc.	220,450	8,663,685
Broadridge Financial Solutions, Inc.	61,110	1,228,311
CACI International, Inc., Class A*	12,200	576,694
Cognizant Technology Solutions Corp., Class A*	130,050	5,027,733
Computer Sciences Corp.*	66,240	3,491,511
Convergys Corp.*	71,800	713,692
CSG Systems International, Inc.*	27,540	440,915
Cybersource Corp.*	40,700	678,469
DST Systems, Inc.*	19,880	890,624
Euronet Worldwide, Inc.*^	45,000	1,081,350
ExlService Holdings, Inc.*	390	5,795
Fidelity National Information Services, Inc.^	86,720	2,212,227
Fiserv, Inc.*	71,450	3,443,890
Forrester Research, Inc.*^	16,300	434,232
Gartner, Inc.*^	26,600	485,982
Genpact Ltd.*	53,400	656,820
Global Cash Access Holdings, Inc.*	1,320	9,649
Global Payments, Inc.	34,600	1,615,820
Hackett Group, Inc.*	80	232
Heartland Payment Systems, Inc.	26,360	382,484
Hewitt Associates, Inc., Class A*	42,590	1,551,554
iGATE Corp.	880	7,550
infoGROUP, Inc.*	520	3,645
Integral Systems, Inc.*	840	5,796
Lender Processing Services, Inc.	40,850	1,559,245
ManTech International Corp., Class A*	8,400	396,144
Mastercard, Inc., Class A	36,700	7,418,905
MAXIMUS, Inc.	14,700	685,020
Metavante Technologies, Inc.*	40,300	1,389,544
Ness Technologies, Inc.*	400	3,156
NeuStar, Inc., Class A*	32,590	736,534
Online Resources Corp.*	10	62
Paychex, Inc.^	139,910	4,064,386
Perot Systems Corp., Class A*	36,560	1,085,832
SAIC, Inc.*	75,550	1,325,147
Sapient Corp.*^	88,500	711,540
SRA International, Inc., Class A*	31,500	680,085
Syntel, Inc.^	16,680	796,136
TeleTech Holdings, Inc.*	47,050	802,673
Total System Services, Inc.	1,100	17,721
Unisys Corp.*	4,960	13,243
VeriFone Holdings, Inc.*^	40,500	$643,545
Visa, Inc., Class A	196,150	13,555,927
Western Union Co.	329,360	6,231,491
Wright Express Corp.*	28,800	849,888

		81,644,114

Office Electronics (0.1%)
Xerox Corp.	402,390	3,114,498
Zebra Technologies Corp., Class A*^	27,700	718,261

		3,832,759

Semiconductors & Semiconductor Equipment (2.8%)
Actel Corp.*	590	7,180
Advanced Analogic Technologies, Inc.*	70	278
Altera Corp.^	128,450	2,634,509
Amkor Technology, Inc.*^	115,200	792,576
Analog Devices, Inc.	127,070	3,504,591
Applied Materials, Inc.	602,520	8,073,768
Atheros Communications, Inc.*	27,100	718,963
Atmel Corp.*	197,000	825,430
ATMI, Inc.*	880	15,972
Broadcom Corp., Class A*	224,570	6,892,053
Cabot Microelectronics Corp.*	17,380	605,867
Cavium Networks, Inc.*	700	15,029
Cirrus Logic, Inc.*	2,560	14,234
Cree, Inc.*	38,900	1,429,575
Cymer, Inc.*^	18,300	711,138
Cypress Semiconductor Corp.*^	98,500	1,017,505
Diodes, Inc.*	480	8,683
DSP Group, Inc.*	640	5,210
Entegris, Inc.*	4,540	22,473
Exar Corp.*	1,400	10,290
Fairchild Semiconductor International, Inc.*	86,600	885,918
FEI Co.*	23,160	570,894
FormFactor, Inc.*	28,800	688,896
Hittite Microwave Corp.*	14,400	529,632
Integrated Device Technology, Inc.*	77,100	521,196
Intel Corp.	2,410,810	47,179,552
International Rectifier Corp.*^	33,800	658,762
IXYS Corp.	700	5,957
KLA-Tencor Corp.^	76,180	2,731,815
Kulicke & Soffa Industries, Inc.*	610	3,678
Lam Research Corp.*^	54,500	1,861,720
Linear Technology Corp.^	94,050	2,598,602
LSI Corp.*	283,110	1,554,274
Marvell Technology Group Ltd.*	216,430	3,504,002
Maxim Integrated Products, Inc.	131,550	2,386,317
MEMC Electronic Materials, Inc.*	100,270	1,667,490
Micrel, Inc.	58,400	475,960
Microchip Technology, Inc.^	81,000	2,146,500
Micron Technology, Inc.*^	382,650	3,137,730
Microsemi Corp.*	300	4,737
MKS Instruments, Inc.*	27,400	528,546
Monolithic Power Systems, Inc.*^	31,420	736,799
National Semiconductor Corp.^	102,170	1,457,966
Novellus Systems, Inc.*	45,300	950,394
Nvidia Corp.*^	259,860	3,905,696
OmniVision Technologies, Inc.*	1,350	21,978
ON Semiconductor Corp.*	180,940	1,492,755
Pericom Semiconductor Corp.*	1,210	11,870
PMC-Sierra, Inc.*	103,000	984,680
Power Integrations, Inc.	22,300	743,259
Rambus, Inc.*^	47,900	833,460
RF Micro Devices, Inc.*	3,270	17,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Rudolph Technologies, Inc.*	10	$74
Semtech Corp.*	41,070	698,601
Silicon Image, Inc.*	5,630	13,681
Silicon Laboratories, Inc.*^	21,840	1,012,502
Silicon Storage Technology, Inc.*	820	1,984
Skyworks Solutions, Inc.*	72,500	959,900
Standard Microsystems Corp.*	30	696
Supertex, Inc.*	430	12,900
Teradyne, Inc.*^	91,610	847,392
Tessera Technologies, Inc.*	22,000	613,580
Texas Instruments, Inc.	566,190	13,413,041
TriQuint Semiconductor, Inc.*	124,000	957,280
Varian Semiconductor Equipment Associates, Inc.*	500	16,420
Volterra Semiconductor Corp.*	80	1,470
Xilinx, Inc.^	123,200	2,885,344

		133,538,980

Software (3.9%)
ACI Worldwide, Inc.*	29,500	446,335
Activision Blizzard, Inc.*	250,300	3,101,217
Adobe Systems, Inc.*	232,420	7,679,157
Advent Software, Inc.*	19,620	789,705
ANSYS, Inc.*	35,880	1,344,424
Ariba, Inc.*^	45,100	523,160
AsiaInfo Holdings, Inc.*^	38,900	776,833
Autodesk, Inc.*	98,350	2,340,730
Blackbaud, Inc.^	33,450	776,040
Blackboard, Inc.*	15,200	574,256
BMC Software, Inc.*	84,000	3,152,520
Bottomline Technologies, Inc.*	220	2,838
CA, Inc.	171,850	3,778,982
Cadence Design Systems, Inc.*	112,030	822,300
Citrix Systems, Inc.*	78,550	3,081,516
Compuware Corp.*	2,250	16,492
Concur Technologies, Inc.*	20,300	807,128
Electronic Arts, Inc.*	134,200	2,556,510
EPIQ Systems, Inc.*^	30,400	440,800
FactSet Research Systems, Inc.^	18,970	1,256,573
Fair Isaac Corp.^	29,200	627,508
Informatica Corp.*	37,700	851,266
Intuit, Inc.*	140,650	4,008,525
Jack Henry & Associates, Inc.^	30,730	721,233
Kenexa Corp.*	870	11,728
Lawson Software, Inc.*	99,400	620,256
Manhattan Associates, Inc.*	790	15,958
McAfee, Inc.*	65,400	2,863,866
Mentor Graphics Corp.*	83,970	781,761
Microsoft Corp.	3,268,850	84,630,527
MicroStrategy, Inc., Class A*	200	14,308
MSC.Software Corp.*	50,900	428,069
Net 1 UEPS Technologies, Inc.*	37,420	784,323
Novell, Inc.*	150,200	677,402
Nuance Communications, Inc.*	84,490	1,263,970
Oracle Corp.	1,645,290	34,287,844
Parametric Technology Corp.*	51,050	705,511
Phoenix Technologies Ltd.*	30	109
Progress Software Corp.*	19,160	433,974
Quest Software, Inc.*	31,000	522,350
Radiant Systems, Inc.*	160	1,718
Red Hat, Inc.*	88,200	2,437,848
Rovi Corp.*^	41,550	1,396,080
Salesforce.com, Inc.*^	47,100	2,681,403
Solera Holdings, Inc.	21,110	656,732
SonicWALL, Inc.*	1,330	11,172
Sybase, Inc.*	400	$15,560
Symantec Corp.*	368,490	6,069,030
Symyx Technologies, Inc.*	470	3,111
Synchronoss Technologies, Inc.*	910	11,348
Synopsys, Inc.*	61,920	1,388,246
Take-Two Interactive Software, Inc.*^	34,600	387,866
Taleo Corp., Class A*	190	4,302
TIBCO Software, Inc.*	85,640	812,724
TiVo, Inc.*	66,900	693,084
VMware, Inc., Class A*	500	20,085
Websense, Inc.*	24,500	411,600

		185,519,913

Total Information Technology		885,737,534

Materials (4.0%)
Chemicals (2.2%)
A. Schulman, Inc.	470	9,367
Air Products & Chemicals, Inc.	93,580	7,259,936
Airgas, Inc.	37,700	1,823,549
Albemarle Corp.	40,200	1,390,920
Arch Chemicals, Inc.	15,700	470,843
Ashland, Inc.	31,964	1,381,484
Cabot Corp.	29,200	674,812
Calgon Carbon Corp.*	27,100	401,893
Celanese Corp., Class A	62,200	1,555,000
CF Industries Holdings, Inc.	24,350	2,099,701
Cytec Industries, Inc.	21,730	705,573
Dow Chemical Co.	480,580	12,528,721
E.I. du Pont de Nemours & Co.	400,440	12,870,142
Eastman Chemical Co.	33,860	1,812,864
Ecolab, Inc.	102,012	4,716,015
Ferro Corp.^	40,360	359,204
FMC Corp.	34,250	1,926,563
H.B. Fuller Co.	26,770	559,493
Huntsman Corp.	61,000	555,710
Innophos Holdings, Inc.	510	9,435
Innospec, Inc.	730	10,767
International Flavors & Fragrances, Inc.	35,000	1,327,550
Intrepid Potash, Inc.*^	21,300	502,467
LSB Industries, Inc.*	580	9,031
Lubrizol Corp.	31,400	2,243,844
Minerals Technologies, Inc.	8,600	409,016
Monsanto Co.	241,900	18,723,060
Mosaic Co.	69,430	3,337,500
Nalco Holding Co.	900	18,441
NewMarket Corp.	11,300	1,051,352
NL Industries, Inc.^	33,600	225,120
PolyOne Corp.*	2,750	18,343
PPG Industries, Inc.	70,400	4,097,984
Praxair, Inc.	139,200	11,371,248
Quaker Chemical Corp.	480	10,526
Rockwood Holdings, Inc.*	41,030	843,987
RPM International, Inc.	950	17,565
Scotts Miracle-Gro Co., Class A	19,400	833,230
Sensient Technologies Corp.	20,600	572,062
Sigma-Aldrich Corp.	55,600	3,001,288
Solutia, Inc.*	49,700	575,526
Spartech Corp.	1,320	14,216
Terra Industries, Inc.	46,720	1,619,782
Valhi, Inc.^	36,000	436,320
Valspar Corp.	44,500	1,224,195
W.R. Grace & Co.*	64,800	1,408,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Westlake Chemical Corp	310	$7,967

		107,022,364

Construction Materials (0.1%)
Eagle Materials, Inc.^	23,200	663,056
Martin Marietta Materials, Inc.^	17,700	1,629,639
Texas Industries, Inc.^	15,000	629,850
Vulcan Materials Co.^	48,700	2,633,209

		5,555,754

Containers & Packaging (0.4%)
AptarGroup, Inc.	29,600	1,105,856
Ball Corp.	42,250	2,078,700
Bemis Co., Inc.	42,300	1,095,993
Crown Holdings, Inc.*	72,750	1,978,800
Graphic Packaging Holding Co.*	297,700	687,687
Greif, Inc., Class A	14,800	814,740
Myers Industries, Inc.	1,070	11,524
Owens-Illinois, Inc.*	77,550	2,861,595
Packaging Corp. of America	48,600	991,440
Pactiv Corp.*	56,450	1,470,523
Rock-Tenn Co., Class A	16,100	758,471
Sealed Air Corp.	69,960	1,373,315
Sonoco Products Co.	44,160	1,216,166
Temple-Inland, Inc.	81,900	1,344,798

		17,789,608

Metals & Mining (1.1%)
AK Steel Holding Corp.^	51,300	1,012,149
Alcoa, Inc.	420,250	5,513,680
Allegheny Technologies, Inc.^	44,660	1,562,653
AMCOL International Corp.^	19,500	446,355
Brush Engineered Materials, Inc.*	780	19,079
Carpenter Technology Corp.	24,000	561,360
Cliffs Natural Resources, Inc.^	55,540	1,797,274
Commercial Metals Co.	49,390	884,081
Freeport-McMoRan Copper & Gold, Inc	175,550	12,044,486
General Steel Holdings, Inc.*	690	2,684
Kaiser Aluminum Corp.	14,160	514,858
Newmont Mining Corp.	208,500	9,178,170
Nucor Corp.	135,020	6,347,290
Olympic Steel, Inc.^	720	20,657
Reliance Steel & Aluminum Co.	450	19,152
Royal Gold, Inc.	13,400	611,040
Schnitzer Steel Industries, Inc., Class A	16,000	852,000
Southern Copper Corp.	94,560	2,902,046
Steel Dynamics, Inc.	71,300	1,093,742
Titanium Metals Corp.^	244,260	2,342,454
United States Steel Corp.^	51,590	2,289,048
Universal Stainless & Alloy Products, Inc.*	40	730
Walter Energy, Inc.	300	18,018
Worthington Industries, Inc.	37,000	514,300

		50,547,306

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	1,360	14,593
Clearwater Paper Corp.*	5,325	220,082
Deltic Timber Corp.	9,200	421,084
Domtar Corp.*^	19,740	695,243
Glatfelter	1,440	16,531
International Paper Co.	197,450	4,389,314
Louisiana-Pacific Corp.*	3,030	20,210
MeadWestvaco Corp.	78,600	1,753,566
Neenah Paper, Inc.	160	1,883
Wausau Paper Corp.^	45,000	450,000
Weyerhaeuser Co.^	90,100	$3,302,165

		11,284,671

Total Materials		192,199,703

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	2,487,654	67,191,534
Atlantic Tele-Network, Inc.	110	5,876
Cbeyond, Inc.*	370	5,968
CenturyTel, Inc.	138,269	4,645,838
Cincinnati Bell, Inc.*	220,600	772,100
Frontier Communications Corp.	2,350	17,719
Global Crossing Ltd.*	48,290	690,547
Iowa Telecommunications Services, Inc.^	27,800	350,280
Premiere Global Services, Inc.*	51,900	431,289
Qwest Communications International, Inc.^	625,680	2,383,841
tw telecom, Inc.*^	64,200	863,490
Verizon Communications, Inc.	1,204,740	36,467,480
Windstream Corp.	189,720	1,921,864

		115,747,826

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	181,200	6,595,680
Centennial Communications Corp.*	55,510	442,970
Clearwire Corp., Class A*	325,300	2,644,689
Crown Castle International Corp.*	127,050	3,984,288
iPCS, Inc.*	730	12,702
MetroPCS Communications, Inc.*^	108,050	1,011,348
NII Holdings, Inc.*	73,400	2,200,532
NTELOS Holdings Corp.	17,580	310,463
SBA Communications Corp., Class A*^	48,700	1,316,361
Shenandoah Telecommunications Co.	17,900	321,305
Sprint Nextel Corp.*	1,287,925	5,087,304
Syniverse Holdings, Inc.*	45,100	789,250
Telephone & Data Systems, Inc.	510	15,815
U.S. Cellular Corp.*	43,700	1,707,359
USA Mobility, Inc.	400	5,152

		26,445,218

Total Telecommunication Services		142,193,044

Utilities (3.9%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.	73,200	1,941,264
Allete, Inc.^	38,700	1,299,159
American Electric Power Co., Inc.	205,570	6,370,614
Cleco Corp.	25,900	649,572
DPL, Inc.^	49,650	1,295,865
Duke Energy Corp.	544,600	8,572,004
Edison International^	142,260	4,777,091
El Paso Electric Co.*	24,400	431,148
Empire District Electric Co.	22,600	408,834
Entergy Corp.	82,600	6,596,436
Exelon Corp.	282,640	14,024,597
FirstEnergy Corp.^	131,950	6,032,754
FPL Group, Inc.	181,050	9,999,392
Great Plains Energy, Inc.	51,600	926,220
Hawaiian Electric Industries, Inc.^	34,800	630,576
IDACORP, Inc.	20,050	577,239
ITC Holdings Corp.	20,600	936,270
MGE Energy, Inc.^	12,100	441,408
Northeast Utilities	61,550	1,461,197
NV Energy, Inc.	100,300	1,162,477
Pepco Holdings, Inc.	87,450	1,301,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle West Capital Corp.	42,600	$1,398,132
PNM Resources, Inc.	47,700	557,136
Portland General Electric Co.	93,350	1,840,862
PPL Corp.	162,850	4,940,869
Progress Energy, Inc.	112,420	4,391,125
Southern Co.	336,350	10,652,205
UniSource Energy Corp.	16,400	504,300
Westar Energy, Inc.	43,900	856,489

		94,976,491

Gas Utilities (0.3%)
AGL Resources, Inc.	32,350	1,140,985
Atmos Energy Corp.	38,500	1,084,930
Energen Corp.	30,750	1,325,325
EQT Corp.	56,800	2,419,680
Laclede Group, Inc.	8,600	276,576
National Fuel Gas Co.^	35,000	1,603,350
New Jersey Resources Corp.	18,100	657,211
Nicor, Inc.	400	14,636
Northwest Natural Gas Co.	11,500	479,090
ONEOK, Inc.	46,500	1,702,830
Piedmont Natural Gas Co., Inc.	30,900	739,746
Questar Corp.	76,700	2,880,852
South Jersey Industries, Inc.	12,100	427,130
UGI Corp.	45,950	1,151,507
WGL Holdings, Inc.	21,650	717,481

		16,621,329

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	275,595	4,084,318
Calpine Corp.*	152,700	1,759,104
Constellation Energy Group, Inc.	75,150	2,432,605
Dynegy, Inc., Class A*	6,350	16,193
Mirant Corp.*	74,000	1,215,820
NRG Energy, Inc.*	102,550	2,890,884
Ormat Technologies, Inc.	14,750	602,095
RRI Energy, Inc.*	154,470	1,102,916

		14,103,935

Multi-Utilities (1.2%)
Alliant Energy Corp.	48,500	1,350,725
Ameren Corp.	88,700	2,242,336
Avista Corp.	23,950	484,269
Black Hills Corp.^	16,500	415,305
CenterPoint Energy, Inc.	139,350	1,732,120
CH Energy Group, Inc.^	10,200	451,962
CMS Energy Corp.^	97,900	1,311,860
Consolidated Edison, Inc.	124,100	5,080,654
Dominion Resources, Inc.	248,250	8,564,625
DTE Energy Co.	71,900	2,526,566
Integrys Energy Group, Inc.	33,090	1,187,600
MDU Resources Group, Inc.	78,350	1,633,598
NiSource, Inc.	121,000	1,680,690
NorthWestern Corp.^	21,400	522,802
NSTAR	46,700	1,485,994
OGE Energy Corp.	40,000	1,323,200
PG&E Corp.^	148,720	6,021,673
Public Service Enterprise Group, Inc.	211,600	6,652,704
SCANA Corp.	50,350	1,757,215
Sempra Energy^	107,390	5,349,096
TECO Energy, Inc.^	1,250	17,600
Vectren Corp.^	34,700	799,488
Wisconsin Energy Corp.	51,050	2,305,928
Xcel Energy, Inc.^	185,580	3,570,559

		58,468,569

Water Utilities (0.1%)
American Water Works Co., Inc.	92,650	1,847,441
Aqua America, Inc.^	53,850	$949,914
California Water Service Group	10,500	408,870

		3,206,225

Total Utilities		187,376,549

Total Common Stocks (99.9%) (Cost $4,477,341,634)		4,804,131,887

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.0%)
Calyon/New York
0.41%, 7/2/10 (l)	$19,996,270	19,723,460
General Electric Capital Corp.
0.40%, 3/12/10 (l)	26,000,000	25,724,868
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	114,054,655	114,054,655
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	10,000,000	1,675,000
MassMutual Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,941,210
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,945,901
0.43%, 5/26/10 (l)	4,000,000	3,850,000
Monumental Global Funding Ltd.
0.46%, 5/24/10 (l)	7,000,000	6,876,275
Pricoa Global Funding I
0.40%, 6/25/10 (l)	8,999,327	8,472,416

Total Short-Term Investments of Cash Collateral for Securities Loaned		193,263,785

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 10/1/09	2,634,575	2,634,575

Total Short-Term Investments (4.1%) (Cost/Amortized Cost $205,684,827)		195,898,360

Total Investments (104.0%) (Cost/Amortized Cost $4,683,026,461)		5,000,030,247
Other Assets Less Liabilities (-4.0%)		(194,396,046)

Net Assets (100%)		$4,805,634,201

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $523 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% - 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% - 7.500%, maturing 12/1/18 to 3/1/48.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	10	December-09	$582,617	$603,000	$20,383
S&P 500 E-Mini Index	80	December-09	4,112,600	4,211,600	99,000

					$119,383

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$493,983,150	$—	$—	$493,983,150
Consumer Staples	484,618,166	—	—	484,618,166
Energy	520,386,729	—	—	520,386,729
Financials	755,066,628	—	523	755,067,151
Health Care	622,496,043	—	—	622,496,043
Industrials	520,073,818	—	—	520,073,818
Information Technology	885,737,534	—	—	885,737,534
Materials	192,199,703	—	—	192,199,703
Telecommunication Services	142,193,044	—	—	142,193,044
Utilities	187,376,549	—	—	187,376,549
Futures	119,383	—	—	119,383
Short-Term Investments	—	195,898,360	—	195,898,360

Total Asset	$4,804,250,747	$195,898,360	$523	$5,000,149,630

Total Liability	$—	$—	$—	$—

Total	$4,804,250,747	$195,898,360	$523	$5,000,149,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials

Balance as of 12/31/08	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	523

Balance as of 9/30/09	$523

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$523

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$185,930,759
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$328,906,331

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$813,047,911
Aggregate gross unrealized depreciation	(555,081,157)

Net unrealized appreciation	$257,966,754

Federal income tax cost of investments	$4,742,063,493

At September 30, 2009, the Portfolio had loaned securities with a total value of $197,164,398. This was secured by collateral of $203,050,251, which was received as cash and subsequently invested in short-term investments currently valued at $193,263,785, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $6,690, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,190,019,344 of which $669,460,381 expires in the year 2010, and $520,558,963 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.6%)
Asset-Backed Securities (0.4%)
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7

4.700%, 6/15/15	$500,000	$528,580
Series 2006-A10 A10
5.150%, 6/16/14	100,000	105,712
Series 2007-A7 A7
5.750%, 7/15/20	200,000	218,108
Series 2009-A2 A2
3.200%, 4/15/14	1,500,000	1,530,014
Chase Issuance Trust, Series 2005-A10 A10
4.650%, 12/17/12	500,000	515,220
Series 2005-A7 A7
4.550%, 3/15/13	500,000	518,116
Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,619,713
Series 2008-A9 A9
4.260%, 5/15/13	750,000	780,388
Series 2009-A3 A3
2.400%, 6/17/13	995,000	1,006,371
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	250,000	267,161
Series 2003-A7 A7
4.150%, 7/7/17	600,000	617,981
Series 2005-A2 A2
4.850%, 3/10/17	500,000	534,307
Series 2006-A3 A3
5.300%, 3/15/18	1,000,000	1,085,796
Series 2006-A4 A4
5.450%, 5/10/13	250,000	264,449
Series 2007-A8 A8
5.650%, 9/20/19	500,000	550,733
Series 2009-A4 A4
4.900%, 6/23/16	1,200,000	1,289,059
CPL Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	350,000	398,712
Daimler Chrysler Auto Trust, Series 2007-A A4
5.280%, 3/8/13	250,000	264,616
Ford Credit Auto Owner Trust, Series 2007-B A4A

5.240%, 7/15/12	100,000	105,432
Nissan Auto Receivables Owner Trust, Series 2007-B A4

5.160%, 3/17/14	950,000	999,776
Series 2008-A A4
4.280%, 6/16/14	250,000	260,881
PG&E Energy Recovery Funding LLC, Series 2005-1 A5
4.470%, 12/25/14	650,000	689,371
USAA Auto Owner Trust, Series 2007-2 A4
5.070%, 6/15/13	250,000	262,423
Series 2008-1 A4
4.500%, 10/15/13	350,000	366,791

		14,779,710

Non-Agency CMO (3.2%)
Banc of America Commercial Mortgage, Inc., Series 2004-6 A3
4.512%, 12/10/42	$3,000,000	$2,854,123
Series 2005-1 A4
5.141%, 11/10/42(l)	2,700,000	2,751,508
Series 2005-4 A2
4.764%, 7/10/45	325,000	321,899
Series 2006-4 A4
5.634%, 7/10/46	50,000	47,652
Series 2006-6 A4
5.356%, 10/10/45	250,000	228,793
Series 2007-2 A4
5.867%, 4/10/49(l)	3,375,000	2,956,228
Series 2007-3 A4
5.837%, 6/10/49(l)	3,390,000	2,817,777
Bank of America-First Union NB Commercial Mortgage, Series 2001-3 A2
5.464%, 4/11/37	1,250,000	1,287,989
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2 A2
6.480%, 2/15/35	3,500,000	3,620,350
Series 2001-TOP4 A3
5.610%, 11/15/33	3,000,000	3,093,374
Series 2004-T16 A6
4.750%, 2/13/46(l)	2,560,000	2,603,782
Series 2005-PW10 A4
5.405%, 12/11/40(l)	175,000	172,175
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	3,105,000	2,972,416
Series 2006-T24 A4
5.537%, 10/12/41	750,000	707,861
Series 2007-PW16 A4
5.908%, 6/11/40(l)	1,250,000	1,155,978
Chase Commercial Mortgage Securities Corp., Series 2000-3 A2

7.319%, 10/15/32	410,149	421,781
Citigroup Commercial Mortgage Trust, Inc., Series 2007-C6 A4
5.888%, 12/10/49(l)	1,650,000	1,356,663
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4

5.322%, 12/11/49	100,000	85,533
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	2,610,000	2,536,094
Credit Suisse Mortgage Capital Certificates, Series 2006-C3 A3
6.020%, 6/15/38(l)	100,000	89,489
Series 2006-C4 A3
5.467%, 9/15/39	2,090,000	1,694,446
CS First Boston Mortgage Securities Corp., Series 2001-CK6 A3

6.387%, 8/15/36	1,093,704	1,144,741
Series 2004-C1 A4
4.750%, 1/15/37(l)	250,000	246,833
Series 2004-C2 A1
3.819%, 5/15/36	592,605	579,747
Series 2004-C2 A2
5.416%, 5/15/36(l)	750,000	756,806
Series 2004-C4 A6
4.691%, 10/15/39	600,000	542,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-C5 A4
4.829%, 11/15/37	$1,000,000	$941,346
Series 2005-C3 A4
4.686%, 7/15/37	345,000	329,647
CW Capital Cobalt Ltd., Series 2007-C3 A4
6.015%, 5/15/46(l)	50,000	42,495
First Union National Bank Commercial Mortgage Trust, Series 2001-C2 A2
6.663%, 1/12/43	2,379,968	2,454,557
GE Capital Commercial Mortgage Corp., Series 2004-C3 A3
4.865%, 7/10/39(l)	600,000	608,352
Series 2005-C1 A3
4.578%, 6/10/48	1,110,000	1,106,862
Series 2007-C1 A4
5.543%, 12/10/49	2,325,000	1,898,866
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3 A5
4.864%, 12/10/41	2,700,000	2,436,374
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4
4.799%, 8/10/42(l)	3,450,000	3,340,325
Series 2005-GG5 A2
5.117%, 4/10/37	1,000,000	1,000,335
Series 2006-GG7 A4
6.116%, 7/10/38(l)	3,178,000	2,871,817
Series 2007-GG9 A4
5.444%, 3/10/39	2,300,000	1,976,793
GS Mortgage Securities Corp. II, Series 2004-GG2 A6
5.396%, 8/10/38(l)	3,941,000	3,798,187
Series 2006-GG6 A4
5.553%, 4/10/38(l)	2,372,000	2,218,837
Series 2006-GG8 A2
5.479%, 11/10/39	750,000	754,384
Series 2006-GG8 A4
5.560%, 11/10/39	65,000	61,681
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	5,236,000	5,208,450
Series 2005-LDP1 A3
4.865%, 3/15/46	3,000,000	2,994,975
Series 2005-LDP2 A3
4.697%, 7/15/42	200,000	198,130
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	1,154,735
Series 2005-LDP4 A3A1
4.871%, 10/15/42	700,000	701,797
Series 2006-CB15 A4
5.814%, 6/12/43(l)	3,285,000	3,174,282
Series 2006-LDP9 A1S
5.284%, 5/15/47	2,723,141	2,708,347
Series 2007-CB18 A4
5.440%, 6/12/47	1,960,000	1,684,483
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10 A2
7.371%, 8/15/32(l)	117,410	117,583
LB-UBS Commercial Mortgage Trust, Series 2004-C2 A4
4.367%, 3/15/36	3,590,000	3,484,562
Series 2004-C8 A4
4.510%, 12/15/29	1,611,000	1,561,098
Series 2005-C3 A5
4.739%, 7/15/30	$200,000	$191,764
Series 2005-C7 A4
5.197%, 11/15/30(l)	300,000	294,043
Series 2007-C6 A4
5.858%, 7/15/40(l)	2,650,000	2,246,913
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,280,000	2,811,742
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,820,000	2,755,459
Series 2005-MCP1 A4
4.747%, 6/12/43(l)	130,000	124,665
Series 2007-C1 A4
6.022%, 6/12/50(l)	2,825,000	2,405,781
Series 2008-C1 A3
5.710%, 2/12/51	300,000	284,667
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3
5.172%, 12/12/49(l)	100,000	78,903
Series 2007-5 A4
5.378%, 8/12/48	4,150,000	3,088,665
Series 2007-6 A4
5.485%, 3/12/51(l)	2,000,000	1,634,648
Morgan Stanley Capital I, Inc., Series 2003-T11 A4
5.150%, 6/13/41	200,000	205,048
Series 2004-IQ8 A5
5.110%, 6/15/40(l)	630,000	626,378
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	1,176,318
Series 2005-IQ9 A5
4.700%, 7/15/56	3,800,000	3,661,478
Series 2006-HQ8 A3
9.586%, 3/12/44(l)	1,000,000	994,720
Series 2007-HQ12 A5
5.810%, 4/12/49(l)	1,540,000	1,243,842
Series 2007-IQ14 A2
5.610%, 4/15/49	2,500,000	2,482,946
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	85,000	70,769
Series 2007-T25 A3
5.514%, 11/12/49(l)	4,150,000	3,652,300
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3 A4
6.390%, 7/15/33	929,221	975,463
Series 2001-TOP5 A4
6.390%, 10/15/35	996,139	1,044,414
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C1 A3
6.428%, 12/18/35	2,418,131	2,494,910
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4 A3
6.069%, 8/15/39(l)	1,015,000	1,027,747
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	2,765,000	2,757,058
Series 2004-C11 A5
5.215%, 1/15/41(l)	1,002,000	995,826
Series 2006-C27 A3
5.765%, 7/15/45(l)	85,000	72,999
Series 2007-C30 A5
5.342%, 12/15/43	175,000	129,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-C31 A2
5.421%, 4/15/47	$3,250,000	$3,131,724
Series 2007-C33 A4
6.100%, 2/15/51(l)	1,757,000	1,509,409

		130,045,939

Total Asset-Backed and Mortgage-Backed Securities		144,825,649

Corporate Bonds (20.4%)
Consumer Discretionary (1.4%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
5.875%, 3/15/11	$1,000,000	1,037,718
5.750%, 9/8/11	500,000	525,178
6.500%, 11/15/13	1,232,000	1,327,299
8.500%, 1/18/31	30,000	35,498

		2,925,693

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	150,000	166,222
Marriott International, Inc.
5.625%, 2/15/13	500,000	510,102
McDonald’s Corp.
4.300%, 3/1/13	250,000	265,481
5.350%, 3/1/18	500,000	545,526
5.000%, 2/1/19	750,000	798,228
6.300%, 3/1/38	507,000	593,476
Yum! Brands, Inc.
6.875%, 11/15/37	1,045,000	1,157,690

		4,036,725

Household Durables (0.1%)
Fortune Brands, Inc.
6.375%, 6/15/14	300,000	311,704
5.375%, 1/15/16	500,000	499,584
Newell Rubbermaid, Inc.
10.600%, 4/15/19	95,000	117,276
Toll Brothers Finance Corp.
8.910%, 10/15/17	400,000	453,660
6.750%, 11/1/19	250,000	249,233
Whirlpool Corp.
8.000%, 5/1/12	225,000	242,865
5.500%, 3/1/13	500,000	507,037

		2,381,359

Media (0.9%)
CBS Corp.
5.625%, 8/15/12	500,000	518,583
4.625%, 5/15/18	45,000	39,203
8.875%, 5/15/19	250,000	275,734
7.875%, 7/30/30	581,000	553,860
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,073,000	1,246,237
Comcast Cable Communications LLC
6.750%, 1/30/11	1,000,000	1,063,409
Comcast Corp.
5.900%, 3/15/16	1,046,000	1,124,138
5.700%, 5/15/18	800,000	841,091
5.700%, 7/1/19	1,050,000	1,109,434
6.500%, 11/15/35	1,000,000	1,065,587
6.450%, 3/15/37	465,000	492,383
6.950%, 8/15/37	1,142,000	1,274,657
6.550%, 7/1/39	550,000	587,744
COX Communications, Inc.
4.625%, 6/1/13	$800,000	$831,072
5.450%, 12/15/14	545,000	585,453
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%, 10/1/14§	300,000	300,000
7.625%, 5/15/16	786,000	841,020
5.875%, 10/1/19§	300,000	298,125
Grupo Televisa S.A.
6.000%, 5/15/18	600,000	602,795
Historic TW, Inc.
6.625%, 5/15/29	500,000	513,044
6.500%, 11/15/36	500,000	511,627
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	196,952
News America Holdings, Inc.
9.250%, 2/1/13	676,000	794,120
News America, Inc.
6.900%, 3/1/19	250,000	278,970
6.200%, 12/15/34	35,000	34,436
6.150%, 3/1/37	471,000	460,849
6.650%, 11/15/37	800,000	833,356
7.850%, 3/1/39	500,000	585,316
Omnicom Group, Inc.
6.250%, 7/15/19	300,000	323,628
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	750,000	923,979
Thomson Reuters Corp.
5.700%, 10/1/14	870,000	953,997
6.500%, 7/15/18	500,000	565,270
4.700%, 10/15/19	300,000	299,307
Time Warner Cable, Inc.
6.200%, 7/1/13	1,400,000	1,525,156
7.500%, 4/1/14	500,000	573,465
5.850%, 5/1/17	960,000	1,012,173
6.750%, 7/1/18	500,000	552,380
8.250%, 4/1/19	750,000	906,522
6.550%, 5/1/37	95,000	100,943
7.300%, 7/1/38	775,000	894,513
6.750%, 6/15/39	500,000	540,718
Time Warner Entertainment Co. LP
8.375%, 3/15/23	500,000	599,770
Time Warner, Inc.
6.875%, 5/1/12	1,585,000	1,744,800
5.875%, 11/15/16	472,000	500,516
7.700%, 5/1/32	1,999,000	2,260,443
Viacom, Inc.
4.375%, 9/15/14	200,000	204,231
5.625%, 9/15/19	700,000	711,486
6.875%, 4/30/36	500,000	528,197
Walt Disney Co.
6.375%, 3/1/12	60,000	65,883
4.500%, 12/15/13	2,500,000	2,668,022
5.500%, 3/15/19	500,000	542,921

		36,857,515

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	440,000	480,898
Nordstrom, Inc.
6.750%, 6/1/14	200,000	219,399
Target Corp.
5.125%, 1/15/13	800,000	861,650
6.000%, 1/15/18	1,250,000	1,408,267
6.350%, 11/1/32	25,000	28,140
6.500%, 10/15/37	500,000	559,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
7.000%, 1/15/38	$1,000,000	$1,170,376

		4,728,158

Specialty Retail (0.1%)
Home Depot, Inc.
5.200%, 3/1/11	55,000	57,137
5.250%, 12/16/13	1,035,000	1,102,996
5.400%, 3/1/16	1,442,000	1,507,592
5.875%, 12/16/36	789,000	765,492
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	542,282
5.400%, 10/15/16	20,000	21,645
5.800%, 10/15/36	463,000	482,418
Staples, Inc.
7.750%, 4/1/11	1,000,000	1,079,928
TJX Cos., Inc.
4.200%, 8/15/15	200,000	206,630
6.950%, 4/15/19	285,000	334,619

		6,100,739

Total Consumer Discretionary		57,030,189

Consumer Staples (1.5%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
5.050%, 10/15/16	1,000,000	1,031,390
5.750%, 4/1/36	30,000	29,919
6.450%, 9/1/37	612,000	666,633
Bottling Group LLC
4.625%, 11/15/12	159,000	171,460
6.950%, 3/15/14	700,000	815,816
5.125%, 1/15/19	500,000	532,828
Coca-Cola Co.
3.625%, 3/15/14	200,000	207,272
5.350%, 11/15/17	460,000	502,301
4.875%, 3/15/19	500,000	527,674
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	600,000	704,427
8.500%, 2/1/22	1,000,000	1,345,533
6.950%, 11/15/26	35,000	42,784
6.750%, 9/15/28	466,000	561,868
Diageo Capital plc
7.375%, 1/15/14	1,000,000	1,158,899
5.750%, 10/23/17	580,000	636,597
Diageo Finance B.V.
3.875%, 4/1/11	300,000	308,612
5.300%, 10/28/15	910,000	984,892
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	550,000	625,231
Pepsi Bottling Group, Inc.
7.000%, 3/1/29	200,000	247,875
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	260,810
PepsiCo, Inc.
4.650%, 2/15/13	212,000	228,260
3.750%, 3/1/14	1,250,000	1,301,507
7.900%, 11/1/18	600,000	757,631

		13,650,219

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.300%, 3/15/12	300,000	325,636
5.500%, 3/15/17	360,000	393,598
CVS Caremark Corp.
5.750%, 6/1/17	1,000,000	1,070,505
6.600%, 3/15/19	500,000	563,635
6.250%, 6/1/27	486,000	516,583
Delhaize America, Inc.
9.000%, 4/15/31	$250,000	$328,947
Delhaize Group
5.875%, 2/1/14	250,000	269,243
Kroger Co.
7.500%, 1/15/14	1,000,000	1,152,410
4.950%, 1/15/15	90,000	95,203
3.900%, 10/1/15	500,000	503,975
6.400%, 8/15/17	250,000	276,613
8.000%, 9/15/29	500,000	640,194
6.900%, 4/15/38	400,000	476,226
Safeway, Inc.
5.800%, 8/15/12	950,000	1,029,710
7.250%, 2/1/31	200,000	245,044
Sysco Corp.
5.250%, 2/12/18	1,000,000	1,073,005
Walgreen Co.
4.875%, 8/1/13	500,000	538,970
5.250%, 1/15/19	500,000	543,569
Wal-Mart Stores, Inc.
5.000%, 4/5/12	1,874,000	2,027,700
4.550%, 5/1/13	1,000,000	1,079,312
3.200%, 5/15/14	300,000	306,302
4.125%, 2/1/19	750,000	753,502
5.250%, 9/1/35	1,045,000	1,046,418
6.500%, 8/15/37	1,560,000	1,820,692

		17,076,992

Food Products (0.4%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	450,000	524,696
5.375%, 9/15/35	35,000	35,219
6.450%, 1/15/38	500,000	575,622
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	651,349
Campbell Soup Co.
5.000%, 12/3/12	500,000	545,491
3.375%, 8/15/14	200,000	204,539
4.500%, 2/15/19	382,000	391,968
ConAgra Foods, Inc.
6.750%, 9/15/11	1,060,000	1,156,615
General Mills, Inc.
6.000%, 2/15/12	949,000	1,031,088
5.650%, 2/15/19	500,000	541,516
H.J. Heinz Co.
5.350%, 7/15/13	400,000	429,521
Hershey Co.
4.850%, 8/15/15	452,000	476,358
Kellogg Co.
4.250%, 3/6/13	1,500,000	1,575,387
7.450%, 4/1/31	25,000	32,266
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	63,838
6.250%, 6/1/12	951,000	1,034,155
5.250%, 10/1/13	115,000	121,118
6.750%, 2/19/14	750,000	836,713
6.125%, 2/1/18	1,312,000	1,390,299
6.500%, 11/1/31	500,000	520,334
7.000%, 8/11/37	700,000	779,773
Ralcorp Holdings, Inc.
6.625%, 8/15/39§	200,000	210,633
Sara Lee Corp.
6.250%, 9/15/11	500,000	539,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Unilever Capital Corp.
5.900%, 11/15/32	$500,000	$557,622

		14,226,048

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	940,000	1,007,370
5.950%, 10/15/17	50,000	54,278
Kimberly-Clark Corp.
7.500%, 11/1/18	700,000	871,547
6.625%, 8/1/37	100,000	123,391
Procter & Gamble Co.
4.600%, 1/15/14	800,000	859,436
4.950%, 8/15/14	525,000	576,485
4.700%, 2/15/19	1,200,000	1,254,143
5.550%, 3/5/37	1,019,000	1,097,312

		5,843,962

Personal Products (0.1%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	761,112
Estee Lauder Cos., Inc.
7.750%, 11/1/13	500,000	576,493
Procter & Gamble International Funding
1.350%, 8/26/11	500,000	501,732

		1,839,337

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	948,000	1,099,528
9.700%, 11/10/18	1,075,000	1,335,211
9.250%, 8/6/19	500,000	610,978
9.950%, 11/10/38	500,000	679,798
10.200%, 2/6/39	500,000	694,042
Lorillard Tobacco Co.
8.125%, 6/23/19	300,000	340,462
Philip Morris International, Inc.
4.875%, 5/16/13	200,000	212,465
6.875%, 3/17/14	500,000	571,182
5.650%, 5/16/18	956,000	1,017,582
6.375%, 5/16/38	500,000	575,421
Reynolds American, Inc.
6.750%, 6/15/17	1,400,000	1,455,383

		8,592,052

Total Consumer Staples		61,228,610

Energy (1.7%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	205,000	220,768
Halliburton Co.
6.150%, 9/15/19	250,000	280,427
6.700%, 9/15/38	500,000	586,383
7.450%, 9/15/39	250,000	316,776
Rowan Cos., Inc.
7.875%, 8/1/19	190,000	204,284
Transocean, Inc.
6.000%, 3/15/18	476,000	508,479
6.800%, 3/15/38	200,000	228,952
Weatherford International Ltd.
5.500%, 2/15/16	519,000	528,486
9.625%, 3/1/19	1,000,000	1,251,829
7.000%, 3/15/38	500,000	539,037

		4,665,421

Oil, Gas & Consumable Fuels (1.6%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	$444,000	$552,615
Anadarko Finance Co. Series B
6.750%, 5/1/11	500,000	531,357
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,202,000	1,273,590
8.700%, 3/15/19	289,000	345,546
6.450%, 9/15/36	800,000	825,994
Apache Corp.
5.250%, 4/15/13	1,000,000	1,072,780
6.000%, 1/15/37	532,000	591,951
Buckeye Partners LP
5.500%, 8/15/19	300,000	306,624
Canadian Natural Resources Ltd.
5.700%, 5/15/17	487,000	517,545
6.250%, 3/15/38	600,000	639,202
Cenovus Energy, Inc.
4.500%, 9/15/14§	250,000	255,439
5.700%, 10/15/19§	500,000	512,695
6.750%, 11/15/39§	500,000	538,767
Chevron Corp.
3.450%, 3/3/12	500,000	520,533
3.950%, 3/3/14	500,000	526,457
4.950%, 3/3/19	1,000,000	1,067,391
Conoco Funding Co.
6.350%, 10/15/11	1,000,000	1,095,797
Conoco, Inc.
6.950%, 4/15/29	540,000	633,721
ConocoPhillips
4.400%, 5/15/13	1,840,000	1,941,958
4.750%, 2/1/14	1,000,000	1,075,871
5.750%, 2/1/19	1,000,000	1,089,479
6.500%, 2/1/39	1,350,000	1,556,206
Devon Energy Corp.
6.300%, 1/15/19	500,000	551,641
7.950%, 4/15/32	500,000	626,834
Devon Financing Corp. ULC
6.875%, 9/30/11	962,000	1,046,591
7.875%, 9/30/31	60,000	74,319
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	372,571
Enbridge, Inc.
5.800%, 6/15/14	500,000	548,904
EnCana Corp.
4.750%, 10/15/13	463,000	485,272
6.500%, 5/15/19	85,000	94,363
6.500%, 2/1/38	600,000	644,081
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	529,894
6.700%, 7/1/18	459,000	491,175
9.000%, 4/15/19	700,000	841,653
Enterprise Products Operating LLC
9.750%, 1/31/14	1,375,000	1,660,157
5.600%, 10/15/14	55,000	58,581
6.650%, 10/15/34	250,000	273,663
EOG Resources, Inc.
5.625%, 6/1/19	260,000	284,627
Hess Corp.
8.125%, 2/15/19	750,000	901,009
7.300%, 8/15/31	666,000	748,673
Husky Energy, Inc.
5.900%, 6/15/14	170,000	183,387
7.250%, 12/15/19	100,000	114,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.800%, 9/15/37	$1,000,000	$1,093,441
Kerr-McGee Corp.
6.950%, 7/1/24	85,000	91,005
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	500,000	530,240
7.125%, 3/15/12	60,000	65,530
5.000%, 12/15/13	500,000	522,639
5.625%, 2/15/15	1,135,000	1,218,298
6.000%, 2/1/17	535,000	559,124
6.850%, 2/15/20	1,290,000	1,408,982
7.400%, 3/15/31	500,000	553,496
6.950%, 1/15/38	500,000	537,040
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	217,690
6.550%, 7/15/19	100,000	111,122
Marathon Oil Corp.
6.125%, 3/15/12	100,000	108,196
6.500%, 2/15/14	500,000	550,590
7.500%, 2/15/19	500,000	576,713
6.600%, 10/1/37	500,000	529,866
Nabors Industries, Inc.
9.250%, 1/15/19	500,000	594,206
Nexen, Inc.
5.650%, 5/15/17	250,000	249,845
6.200%, 7/30/19	60,000	62,231
5.875%, 3/10/35	725,000	664,001
7.500%, 7/30/39	235,000	255,896
Noble Energy, Inc.
8.250%, 3/1/19	500,000	603,565
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	577,640
4.125%, 6/1/16	300,000	308,558
ONEOK Partners LP
8.625%, 3/1/19	1,500,000	1,790,623
PC Financial Partnership
5.000%, 11/15/14	600,000	618,506
Pemex Project Funding Master Trust
6.625%, 6/15/35	470,000	453,990
Petrobras International Finance Co.
7.875%, 3/15/19	1,500,000	1,730,625
Petro-Canada, Inc.
6.800%, 5/15/38	500,000	533,672
Petroleos Mexicanos
8.000%, 5/3/19§	1,500,000	1,713,000
Plains All American Pipeline LP
6.650%, 1/15/37	479,000	504,524
Shell International Finance B.V.
5.625%, 6/27/11	750,000	809,257
4.000%, 3/21/14	950,000	997,895
3.250%, 9/22/15	500,000	503,237
4.300%, 9/22/19	1,000,000	1,004,901
6.375%, 12/15/38	600,000	712,472
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	532,062
7.500%, 9/15/38	150,000	174,948
StatoilHydro ASA
5.250%, 4/15/19	215,000	232,416
7.750%, 6/15/23	25,000	31,190
Suncor Energy, Inc.
6.100%, 6/1/18	500,000	522,533
6.850%, 6/1/39	500,000	543,863
Sunoco, Inc.
9.625%, 4/15/15	500,000	593,987
Talisman Energy, Inc.
7.750%, 6/1/19	150,000	176,374
Tennessee Gas Pipeline Co.
8.000%, 2/1/16	$500,000	$567,500
7.625%, 4/1/37	25,000	28,408
TEPPCO Partners LP
5.900%, 4/15/13	300,000	313,578
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	750,000	884,863
5.600%, 3/31/34	25,000	25,337
6.200%, 10/15/37	750,000	821,267
7.625%, 1/15/39	1,500,000	1,914,048
Valero Energy Corp.
6.125%, 6/15/17	500,000	516,220
9.375%, 3/15/19	750,000	873,956
7.500%, 4/15/32	435,000	432,646
6.625%, 6/15/37	345,000	308,110
Williams Cos., Inc.
8.750%, 1/15/20	1,500,000	1,724,466
XTO Energy, Inc.
6.250%, 4/15/13	750,000	816,123
5.750%, 12/15/13	500,000	540,060
6.500%, 12/15/18	500,000	551,981
6.750%, 8/1/37	1,000,000	1,112,432
6.375%, 6/15/38	80,000	85,102

		65,689,693

Total Energy		70,355,114

Financials (8.5%)
Capital Markets (1.8%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	1,800,000	1,950,349
4.300%, 5/15/14	785,000	831,276
Bear Stearns Cos., Inc.
4.500%, 10/28/10	961,000	993,382
6.950%, 8/10/12	2,900,000	3,228,237
5.300%, 10/30/15	586,000	618,738
5.550%, 1/22/17	2,040,000	2,062,889
6.400%, 10/2/17	1,000,000	1,087,869
7.250%, 2/1/18	2,070,000	2,364,027
Charles Schwab Corp.
4.950%, 6/1/14	750,000	790,814
Deutsche Bank AG/London
5.375%, 10/12/12	2,003,000	2,166,733
6.000%, 9/1/17	1,000,000	1,079,172
Goldman Sachs Capital I
6.345%, 2/15/34	1,294,000	1,188,385
Goldman Sachs Capital II
5.793%, 12/29/49(l)	135,000	97,200
Goldman Sachs Group, Inc.
6.875%, 1/15/11	2,000,000	2,123,684
1.700%, 3/15/11	350,000	354,206
1.625%, 7/15/11	956,000	965,529
6.600%, 1/15/12	1,000,000	1,085,871
2.150%, 3/15/12	250,000	254,278
3.250%, 6/15/12	2,018,000	2,106,047
3.625%, 8/1/12	390,000	400,374
5.450%, 11/1/12	2,400,000	2,570,342
5.250%, 10/15/13	1,575,000	1,672,044
6.000%, 5/1/14	150,000	163,130
5.125%, 1/15/15	1,938,000	2,025,264
5.350%, 1/15/16	55,000	56,806
6.250%, 9/1/17	1,500,000	1,586,389
5.950%, 1/18/18	50,000	51,874
6.150%, 4/1/18	1,954,000	2,055,438
7.500%, 2/15/19	1,000,000	1,143,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.950%, 1/15/27	$1,572,000	$1,511,197
6.125%, 2/15/33	534,000	570,965
6.750%, 10/1/37	996,000	1,027,903
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	112,694
8.500%, 7/15/19	600,000	635,021
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09(h)	3,000,000	502,500
Merrill Lynch & Co., Inc.
6.050%, 8/15/12	1,000,000	1,066,487
6.150%, 4/25/13	1,960,000	2,073,874
6.050%, 5/16/16	1,000,000	1,002,129
5.700%, 5/2/17	2,500,000	2,447,857
6.875%, 4/25/18	2,500,000	2,629,242
6.875%, 11/15/18	130,000	137,196
6.110%, 1/29/37	1,500,000	1,426,737
Morgan Stanley
3.250%, 12/1/11	1,900,000	1,976,532
5.625%, 1/9/12	1,900,000	2,013,238
2.250%, 3/13/12	250,000	254,574
6.600%, 4/1/12	1,000,000	1,086,687
1.950%, 6/20/12	1,000,000	1,010,100
5.250%, 11/2/12	1,820,000	1,928,538
4.750%, 4/1/14	1,000,000	992,620
6.000%, 5/13/14	300,000	319,382
6.000%, 4/28/15	500,000	529,485
5.375%, 10/15/15	1,900,000	1,961,239
5.750%, 10/18/16	1,000,000	1,014,719
5.550%, 4/27/17	1,750,000	1,743,364
5.950%, 12/28/17	3,000,000	3,054,432
7.300%, 5/13/19	1,300,000	1,430,356
5.625%, 9/23/19	500,000	491,650
7.250%, 4/1/32	275,000	319,007
Northern Trust Corp.
4.625%, 5/1/14	130,000	138,326
Raymond James Financial, Inc.
8.600%, 8/15/19	200,000	220,853

		72,702,868

Commercial Banks (2.1%)
American Express Bank FSB
3.150%, 12/9/11	1,500,000	1,557,251
Barclays Bank plc
5.450%, 9/12/12	500,000	537,308
5.000%, 9/22/16	1,000,000	1,012,768
6.750%, 5/22/19	850,000	950,670
BB&T Corp.
3.375%, 9/25/13	1,200,000	1,204,801
5.200%, 12/23/15	35,000	36,102
5.250%, 11/1/19	460,000	457,726
Charter One Bank N.A.
5.500%, 4/26/11	250,000	254,473
6.375%, 5/15/12	1,000,000	1,021,281
Citibank N.A.
1.375%, 8/10/11	1,000,000	1,003,576
1.250%, 9/22/11	600,000	600,077
1.875%, 5/7/12	1,000,000	1,006,622
Credit Suisse/New York
3.450%, 7/2/12	550,000	561,284
5.000%, 5/15/13	2,000,000	2,116,636
5.500%, 5/1/14	750,000	805,934
6.000%, 2/15/18	820,000	858,504
Fifth Third Bancorp
8.250%, 3/1/38	990,000	922,696
FleetBoston Financial Corp.
6.875%, 1/15/28	$1,000,000	$1,000,502
Glitnir Banki hf
0.000%, 10/15/08(b)(h)§	4,650,000	1,139,250
GMAC, Inc.
2.200%, 12/19/12	1,000,000	1,010,676
HSBC Bank USA/New York
4.625%, 4/1/14	1,000,000	1,032,073
HSBC Holdings plc
5.250%, 12/12/12	40,000	42,453
6.500%, 5/2/36	2,000,000	2,166,730
6.500%, 9/15/37	850,000	919,378
HSBC USA, Inc.
3.125%, 12/16/11	500,000	519,241
KeyBank N.A.
5.800%, 7/1/14	1,500,000	1,454,176
KeyCorp
6.500%, 5/14/13	920,000	941,780
Korea Development Bank
5.300%, 1/17/13	100,000	103,894
5.750%, 9/10/13	70,000	73,710
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11	5,125,000	5,291,773
2.000%, 1/17/12	3,500,000	3,547,789
3.250%, 3/15/13	2,801,000	2,906,998
3.500%, 3/10/14	3,500,000	3,641,403
4.125%, 10/15/14	15,000	15,373
4.875%, 1/17/17	2,965,000	3,223,171
4.875%, 6/17/19	1,500,000	1,631,121
(Zero Coupon), 4/18/36	1,289,000	382,705
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	95,114
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12	500,000	534,819
Landwirtschaftliche Rentenbank
4.875%, 2/14/11	1,891,000	2,001,780
5.250%, 7/2/12	1,000,000	1,089,753
4.125%, 7/15/13	500,000	531,400
5.125%, 2/1/17	100,000	108,668
Marshall & Ilsley Corp.
5.350%, 4/1/11^	1,027,000	992,527
National City Bank/Ohio
6.200%, 12/15/11	500,000	533,915
Oesterreichische Kontrollbank AG
1.875%, 3/21/12	1,500,000	1,508,640
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	955,717
PNC Funding Corp.
4.250%, 9/21/15	1,000,000	1,003,930
5.625%, 2/1/17	745,000	733,070
Royal Bank of Scotland Group plc
5.000%, 10/1/14	250,000	226,110
Sovereign Bank
2.750%, 1/17/12	500,000	514,644
SunTrust Bank/Georgia
6.375%, 4/1/11	1,500,000	1,554,075
3.000%, 11/16/11	500,000	517,628
7.250%, 3/15/18	500,000	522,105
U.S. Bancorp
4.200%, 5/15/14	350,000	365,748
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,000,000	1,080,287
4.950%, 10/30/14	1,000,000	1,072,771
UBS AG/Connecticut
5.875%, 12/20/17	1,250,000	1,279,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 4/25/18	$1,000,000	$1,016,273
UBS AG/New York
7.750%, 9/1/26	200,000	203,839
Union Planters Corp.
7.750%, 3/1/11	500,000	491,267
US Bancorp
2.125%, 2/15/13	200,000	199,089
Wachovia Bank N.A.
4.875%, 2/1/15	1,000,000	1,025,613
6.600%, 1/15/38	1,700,000	1,866,066
Wachovia Corp.
5.300%, 10/15/11	1,000,000	1,059,493
5.700%, 8/1/13	976,000	1,041,699
5.250%, 8/1/14	1,055,000	1,071,420
5.625%, 10/15/16	1,447,000	1,510,717
5.750%, 6/15/17	110,000	116,212
Wells Fargo & Co.
5.300%, 8/26/11	1,000,000	1,055,923
3.000%, 12/9/11	1,480,000	1,532,712
5.250%, 10/23/12	940,000	1,002,919
4.375%, 1/31/13	1,000,000	1,032,630
4.950%, 10/16/13	500,000	513,714
3.750%, 10/1/14	1,600,000	1,591,994
5.125%, 9/15/16	55,000	54,124
5.625%, 12/11/17	1,470,000	1,544,075
5.375%, 2/7/35	1,000,000	968,720
Wells Fargo Bank N.A.
6.450%, 2/1/11	1,000,000	1,053,346
5.750%, 5/16/16	2,000,000	2,056,382
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	500,000	440,000
Zions Bancorp
7.750%, 9/23/14	500,000	447,500

		86,069,924

Consumer Finance (0.5%)
American Express Co.
7.250%, 5/20/14	500,000	561,784
5.500%, 9/12/16	30,000	29,742
7.000%, 3/19/18	2,071,000	2,278,262
8.125%, 5/20/19	500,000	591,345
American Express Credit Corp.
5.875%, 5/2/13	1,500,000	1,590,411
7.300%, 8/20/13	1,500,000	1,663,488
Boeing Capital Corp.
5.800%, 1/15/13	200,000	218,526
Capital One Financial Corp.
5.700%, 9/15/11	500,000	522,354
7.375%, 5/23/14	250,000	279,003
5.500%, 6/1/15	500,000	517,784
6.750%, 9/15/17	1,000,000	1,061,284
Discover Financial Services
6.450%, 6/12/17	498,000	445,903
HSBC Finance Corp.
5.250%, 1/14/11	1,000,000	1,028,033
6.750%, 5/15/11	1,000,000	1,054,002
7.000%, 5/15/12	500,000	540,132
6.375%, 11/27/12	953,000	1,024,844
4.750%, 7/15/13	2,036,000	2,069,704
5.000%, 6/30/15	485,000	486,859
International Lease Finance Corp.
5.450%, 3/24/11	1,982,000	1,827,057
5.625%, 9/20/13	200,000	152,378
5.650%, 6/1/14	958,000	735,296
SLM Corp.
5.400%, 10/25/11	$455,000	$419,838
5.125%, 8/27/12	500,000	427,837
5.375%, 1/15/13	210,000	175,089
8.450%, 6/15/18	1,000,000	797,500

		20,498,455

Diversified Financial Services (3.1%)
AEP Texas Central Transition Funding LLC
5.170%, 1/1/18	115,000	124,204
Allstate Life Global Funding Trusts
5.375%, 4/30/13	1,000,000	1,064,401
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,080,000	1,190,562
Bank of America Corp.
5.375%, 8/15/11	1,000,000	1,042,543
2.100%, 4/30/12	3,150,000	3,194,201
3.125%, 6/15/12	1,954,000	2,032,312
4.900%, 5/1/13	1,000,000	1,025,168
4.750%, 8/15/13	2,099,000	2,126,665
7.375%, 5/15/14	2,000,000	2,225,328
5.125%, 11/15/14	1,000,000	1,021,847
6.500%, 8/1/16	800,000	840,921
5.625%, 10/14/16	1,085,000	1,096,005
6.000%, 9/1/17	60,000	60,704
5.750%, 12/1/17	1,500,000	1,497,266
5.650%, 5/1/18	1,100,000	1,086,129
7.625%, 6/1/19	1,000,000	1,126,791
Bank of America N.A.
1.700%, 12/23/10	1,000,000	1,011,879
5.300%, 3/15/17	1,000,000	959,311
6.000%, 10/15/36	500,000	492,756
Boeing Capital Corp.
6.500%, 2/15/12	943,000	1,038,509
BP Capital Markets plc
1.550%, 8/11/11	300,000	301,015
3.125%, 3/10/12	1,000,000	1,033,075
5.250%, 11/7/13	750,000	821,572
3.625%, 5/8/14	500,000	515,154
3.875%, 3/10/15	300,000	309,918
4.750%, 3/10/19	750,000	788,533
Capital One Capital IV
6.745%, 2/17/37(l)	489,000	371,640
Caterpillar Financial Services Corp.
5.125%, 10/12/11	937,000	985,008
4.250%, 2/8/13	949,000	977,516
6.125%, 2/17/14	550,000	602,974
7.150%, 2/15/19	1,150,000	1,333,495
Citigroup Funding, Inc.
1.375%, 5/5/11	1,000,000	1,006,546
1.875%, 10/22/12	1,000,000	1,001,937
2.250%, 12/10/12	1,000,000	1,013,464
Citigroup, Inc.
6.500%, 1/18/11	2,030,000	2,105,029
2.875%, 12/9/11	980,000	1,011,641
6.000%, 2/21/12	135,000	140,240
2.125%, 4/30/12	3,100,000	3,143,874
5.300%, 10/17/12	500,000	515,875
5.500%, 4/11/13	3,000,000	3,069,978
6.500%, 8/19/13	2,000,000	2,099,498
6.375%, 8/12/14	2,000,000	2,067,780
5.000%, 9/15/14	1,565,000	1,489,231
5.500%, 10/15/14	1,000,000	998,555
6.125%, 11/21/17	185,000	183,677
6.125%, 5/15/18	3,403,000	3,350,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
8.500%, 5/22/19	$1,000,000	$1,128,835
5.850%, 12/11/34	1,095,000	939,902
6.125%, 8/25/36	2,000,000	1,716,404
5.875%, 5/29/37	500,000	435,951
6.875%, 3/5/38	500,000	501,516
8.125%, 7/15/39	815,000	912,302
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,094,449
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	434,000	465,784
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	1,932,000	2,039,639
Credit Suisse USA, Inc.
5.250%, 3/2/11	958,000	1,002,483
6.500%, 1/15/12	1,000,000	1,083,562
Diageo Investment Corp.
7.450%, 4/15/35	200,000	251,569
General Electric Capital Corp.
6.125%, 2/22/11	1,500,000	1,582,725
1.800%, 3/11/11	500,000	506,211
5.500%, 4/28/11	1,000,000	1,051,330
3.000%, 12/9/11	3,056,000	3,162,838
5.875%, 2/15/12	2,829,000	3,012,251
2.200%, 6/8/12	1,000,000	1,015,458
5.250%, 10/19/12	1,500,000	1,585,863
2.625%, 12/28/12	2,000,000	2,049,102
5.450%, 1/15/13	4,110,000	4,331,402
5.900%, 5/13/14	1,300,000	1,393,978
4.375%, 9/21/15	700,000	693,253
5.400%, 2/15/17	1,034,000	1,030,838
5.625%, 9/15/17	50,000	50,627
5.625%, 5/1/18	2,500,000	2,488,005
6.750%, 3/15/32	1,144,000	1,167,936
6.150%, 8/7/37	485,000	460,253
5.875%, 1/14/38	1,061,000	973,022
6.875%, 1/10/39	3,000,000	3,141,990
6.375%, 11/15/67(l)	500,000	413,750
IBM International Group Capital LLC
5.050%, 10/22/12	500,000	544,154
John Deere Capital Corp.
7.000%, 3/15/12	1,250,000	1,394,816
2.875%, 6/19/12	1,250,000	1,291,494
5.250%, 10/1/12	750,000	811,052
4.500%, 4/3/13	500,000	528,632
5.750%, 9/10/18	400,000	436,526
JPMorgan Chase & Co.
6.750%, 2/1/11	100,000	106,215
1.650%, 2/23/11	500,000	505,465
5.600%, 6/1/11	1,500,000	1,591,244
3.125%, 12/1/11	2,037,000	2,113,658
6.625%, 3/15/12	1,935,000	2,112,563
2.125%, 6/22/12	1,000,000	1,014,661
2.125%, 12/26/12	1,000,000	1,013,383
5.750%, 1/2/13	100,000	106,731
4.650%, 6/1/14	500,000	521,493
5.125%, 9/15/14	1,000,000	1,041,813
3.700%, 1/20/15	500,000	495,590
5.250%, 5/1/15	170,000	172,984
6.000%, 1/15/18	976,000	1,047,565
6.300%, 4/23/19	1,000,000	1,091,727
6.400%, 5/15/38	500,000	559,771
JPMorgan Chase Capital XV
5.875%, 3/15/35	490,000	435,535
JPMorgan Chase Capital XVIII
6.950%, 8/17/36	474,000	454,575
JPMorgan Chase Capital XXII
6.450%, 2/2/37	$250,000	$224,999
JPMorgan Chase Capital XXV
6.800%, 10/1/37	995,000	1,001,334
K2 Corp.
0.000%, 2/15/10(b)(h)†	13,500,000	—
Links Finance LLC
0.000%, 12/31/09(b)(h)†	7,100,000	—
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,000,000	923,779
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	1,840,000	2,032,074
4.750%, 3/1/14	1,500,000	1,590,356
10.375%, 11/1/18	1,000,000	1,322,566
8.000%, 3/1/32	25,000	29,394
Unilever Capital Corp.
3.650%, 2/15/14	500,000	517,321
4.800%, 2/15/19	750,000	788,115

		125,000,280

Insurance (0.7%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	546,386
5.600%, 5/15/15	250,000	270,554
5.900%, 6/15/19	100,000	108,905
Aflac, Inc.
8.500%, 5/15/19	300,000	357,621
Allstate Corp.
6.200%, 5/16/14	475,000	524,000
7.450%, 5/16/19	200,000	238,379
5.550%, 5/9/35	500,000	502,826
5.950%, 4/1/36	703,000	745,823
6.500%, 5/15/57(l)	250,000	207,500
American International Group, Inc.
5.375%, 10/18/11	25,000	23,127
5.450%, 5/18/17	75,000	54,367
5.850%, 1/16/18	500,000	362,004
8.250%, 8/15/18	2,500,000	2,124,580
6.250%, 5/1/36	500,000	324,218
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	1,000,000	1,048,382
5.000%, 8/15/13	1,250,000	1,357,638
4.850%, 1/15/15	1,030,000	1,108,309
Chubb Corp.
5.750%, 5/15/18	250,000	274,225
6.500%, 5/15/38	500,000	589,484
Genworth Financial, Inc.
6.515%, 5/22/18	1,000,000	856,442
Hartford Financial Services Group, Inc.
6.100%, 10/1/41	419,000	346,042
Lincoln National Corp.
8.750%, 7/1/19	400,000	462,627
6.300%, 10/9/37	450,000	414,117
Markel Corp.
7.125%, 9/30/19	200,000	207,455
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	301,791
9.250%, 4/15/19	500,000	626,570
5.875%, 8/1/33	35,000	32,166
MetLife, Inc.
6.125%, 12/1/11	292,000	313,829
5.500%, 6/15/14	500,000	527,936
6.750%, 6/1/16	1,500,000	1,674,012
7.717%, 2/15/19	1,200,000	1,412,731
5.700%, 6/15/35	812,000	835,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.400%, 12/15/36	$483,000	$408,135
Principal Financial Group, Inc.
8.875%, 5/15/19	380,000	455,301
Principal Life Income Funding Trusts
5.125%, 3/1/11	1,867,000	1,894,441
Prudential Financial, Inc.
4.500%, 7/15/13	932,000	938,563
5.100%, 9/20/14	55,000	55,578
6.200%, 1/15/15	85,000	89,927
6.000%, 12/1/17	879,000	890,871
6.625%, 12/1/37	1,500,000	1,531,747
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	868,000	818,999
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	43,237
5.800%, 5/15/18	1,000,000	1,107,996
5.900%, 6/2/19	1,000,000	1,120,547
6.250%, 3/15/37(l)	250,000	219,807
6.250%, 6/15/37	500,000	563,961
Willis North America, Inc.
5.625%, 7/15/15	470,000	461,745

		29,380,030

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	300,000	306,395
Boston Properties LP
6.250%, 1/15/13	1,000,000	1,038,215
ERP Operating LP
5.125%, 3/15/16	1,000,000	975,773
HCP, Inc.
5.950%, 9/15/11	265,000	272,193
5.650%, 12/15/13	475,000	469,934
6.000%, 1/30/17	500,000	466,964
Hospitality Properties Trust
7.875%, 8/15/14	1,150,000	1,152,212
5.625%, 3/15/17	250,000	211,907
HRPT Properties Trust
6.650%, 1/15/18	250,000	228,832
Kimco Realty Corp.
6.875%, 10/1/19	200,000	204,552
Liberty Property LP
6.625%, 10/1/17	500,000	464,142
Mack-Cali Realty Corp.
7.750%, 8/15/19	500,000	515,197
ProLogis
7.625%, 8/15/14	300,000	306,588
5.625%, 11/15/16	55,000	49,350
6.625%, 5/15/18	900,000	831,053
Simon Property Group LP
5.300%, 5/30/13	932,000	952,860
6.750%, 5/15/14	875,000	938,421
5.100%, 6/15/15	464,000	462,434
5.750%, 12/1/15	35,000	35,802
10.350%, 4/1/19	1,000,000	1,244,452

		11,127,276

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
5.800%, 6/7/12	1,600,000	1,687,846

Total Financials		346,466,679

Health Care (1.2%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	480,000	527,934
5.700%, 2/1/19	$750,000	$824,452
6.375%, 6/1/37	474,000	539,933
Biogen Idec, Inc.
6.000%, 3/1/13	200,000	212,586
Genentech, Inc.
4.750%, 7/15/15	500,000	539,452

		2,644,357

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.900%, 9/1/16	936,000	1,051,753
Beckman Coulter, Inc.
6.000%, 6/1/15	450,000	490,914
CareFusion Corp.
5.125%, 8/1/14§	200,000	208,694
6.375%, 8/1/19§	500,000	542,279
Covidien International Finance S.A.
6.000%, 10/15/17	750,000	832,069
Hospira, Inc.
6.400%, 5/15/15	220,000	244,611
Medtronic, Inc.
6.500%, 3/15/39	500,000	599,990
St Jude Medical, Inc.
3.750%, 7/15/14	500,000	508,749
4.875%, 7/15/19	500,000	515,077

		4,994,136

Health Care Providers & Services (0.3%)
Aetna, Inc.
6.500%, 9/15/18	500,000	541,249
6.625%, 6/15/36	668,000	693,923
Cardinal Health, Inc.
5.650%, 6/15/12	21,000	22,270
CIGNA Corp.
5.375%, 3/15/17	25,000	23,791
8.500%, 5/1/19	500,000	573,841
Coventry Health Care, Inc.
6.300%, 8/15/14	250,000	245,478
Express Scripts, Inc.
5.250%, 6/15/12	800,000	849,231
6.250%, 6/15/14	275,000	302,210
7.250%, 6/15/19	160,000	187,912
Humana, Inc.
6.300%, 8/1/18	500,000	476,871
McKesson Corp.
6.500%, 2/15/14	500,000	548,072
Medco Health Solutions, Inc.
7.125%, 3/15/18	750,000	849,823
UnitedHealth Group, Inc.
5.250%, 3/15/11	500,000	519,663
6.000%, 11/15/17	700,000	731,450
6.000%, 2/15/18	80,000	84,068
5.800%, 3/15/36	25,000	24,244
6.875%, 2/15/38	1,500,000	1,655,750
WellPoint Health Networks, Inc.
6.375%, 1/15/12	943,000	1,009,302
WellPoint, Inc.
6.000%, 2/15/14	100,000	107,635
5.000%, 12/15/14	40,000	41,575
5.250%, 1/15/16	500,000	509,885
7.000%, 2/15/19	1,000,000	1,136,757
5.850%, 1/15/36	500,000	499,948

		11,634,948

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	944,000	1,010,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 5/15/16	$55,000	$61,302
5.125%, 4/1/19	1,700,000	1,801,527
6.000%, 4/1/39	650,000	738,722
AstraZeneca plc
5.400%, 9/15/12	800,000	876,789
5.900%, 9/15/17	400,000	447,554
6.450%, 9/15/37	1,008,000	1,186,039
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	130,507
5.450%, 5/1/18	1,000,000	1,092,183
5.875%, 11/15/36	480,000	531,268
Eli Lilly and Co.
3.550%, 3/6/12	271,000	283,794
5.200%, 3/15/17	965,000	1,041,816
5.950%, 11/15/37	500,000	568,685
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	714,000	767,074
5.650%, 5/15/18	2,044,000	2,239,196
6.375%, 5/15/38	750,000	884,174
Johnson & Johnson
5.150%, 8/15/12	200,000	220,219
5.550%, 8/15/17	500,000	561,858
4.950%, 5/15/33	192,000	190,668
5.950%, 8/15/37	20,000	22,773
5.850%, 7/15/38	600,000	675,334
Merck & Co., Inc.
4.750%, 3/1/15	1,000,000	1,087,588
5.000%, 6/30/19	950,000	1,013,494
5.750%, 11/15/36	300,000	330,808
Novartis Capital Corp.
4.125%, 2/10/14	400,000	422,379
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,000,000	1,064,559
Pfizer, Inc.
4.450%, 3/15/12	1,000,000	1,062,221
4.500%, 2/15/14	250,000	268,176
5.350%, 3/15/15	1,500,000	1,660,961
6.200%, 3/15/19	1,075,000	1,211,672
7.200%, 3/15/39	1,000,000	1,258,611
Schering-Plough Corp.
6.000%, 9/15/17	850,000	948,228
6.550%, 9/15/37	375,000	454,925
Teva Pharmaceutical Finance LLC
5.550%, 2/1/16	190,000	203,458
6.150%, 2/1/36	190,000	204,309
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	85,000	87,132
6.125%, 8/15/19	170,000	178,788
Wyeth
5.500%, 2/1/14	1,070,000	1,168,554
5.500%, 2/15/16	1,162,000	1,267,974
7.250%, 3/1/23	483,000	575,626
5.950%, 4/1/37	555,000	611,190

		30,412,249

Total Health Care		49,685,690

Industrials (1.2%)
Aerospace & Defense (0.3%)
Boeing Co.
5.125%, 2/15/13	35,000	37,640
3.500%, 2/15/15	200,000	204,754
6.000%, 3/15/19	500,000	560,855
4.875%, 2/15/20	110,000	113,468
6.875%, 3/15/39	500,000	616,716
5.875%, 2/15/40	$55,000	$60,006
General Dynamics Corp.
1.800%, 7/15/11	100,000	100,528
5.250%, 2/1/14	1,000,000	1,096,055
Goodrich Corp.
6.125%, 3/1/19	250,000	271,667
Honeywell International, Inc.
5.625%, 8/1/12	428,000	469,551
3.875%, 2/15/14	500,000	520,447
5.400%, 3/15/16	110,000	119,614
5.300%, 3/1/18	944,000	1,016,172
5.000%, 2/15/19	500,000	526,319
5.700%, 3/15/36	200,000	218,851
ITT Corp.
4.900%, 5/1/14	355,000	370,178
Lockheed Martin Corp.
4.121%, 3/14/13	464,000	484,540
7.750%, 5/1/26	676,000	869,928
8.500%, 12/1/29	25,000	34,071
Northrop Grumman Corp.
3.700%, 8/1/14	120,000	122,094
Northrop Grumman Systems Corp.
7.125%, 2/15/11	750,000	803,836
7.750%, 2/15/31	286,000	377,144
Raytheon Co.
5.375%, 4/1/13	90,000	98,532
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	107,843
United Technologies Corp.
7.125%, 11/15/10	600,000	638,609
4.875%, 5/1/15	600,000	656,226
6.125%, 2/1/19	550,000	629,266
6.050%, 6/1/36	666,000	766,150
6.125%, 7/15/38	500,000	576,019

		12,467,079

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	50,000	56,382
United Parcel Service, Inc.
4.500%, 1/15/13	1,000,000	1,072,191
5.125%, 4/1/19	1,000,000	1,075,016
6.200%, 1/15/38	530,000	619,403

		2,822,992

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	500,000	527,500

Building Products (0.0%)
CRH America, Inc.
5.625%, 9/30/11	253,000	262,838
6.000%, 9/30/16	535,000	548,462

		811,300

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	1,500,000	1,584,266
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	311,850
Cornell University
5.450%, 2/1/19	200,000	221,048
Dartmouth College
4.750%, 6/1/19	100,000	105,053
Johns Hopkins University
5.250%, 7/1/19	500,000	534,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Pitney Bowes, Inc.
5.750%, 9/15/17	$480,000	$518,133
Princeton University
5.700%, 3/1/39	350,000	385,210
R.R. Donnelley & Sons Co.
8.600%, 8/15/16	1,000,000	1,053,302
11.250%, 2/1/19^	300,000	356,373
Republic Services, Inc.
5.500%, 9/15/19§	295,000	303,896
Science Applications International Corp.
6.250%, 7/1/12	500,000	549,024
Vanderbilt University
5.250%, 4/1/19	100,000	108,800
Waste Management, Inc.
6.375%, 11/15/12	500,000	547,206
7.375%, 3/11/19	700,000	814,621

		7,393,752

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	750,000	788,740
4.875%, 10/15/19	500,000	529,062

		1,317,802

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	500,000	535,362
5.700%, 3/15/37	200,000	225,486
General Electric Co.
5.000%, 2/1/13	2,025,000	2,136,175
5.250%, 12/6/17	1,500,000	1,539,375
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	269,000	317,858
6.875%, 8/15/18	500,000	536,428
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	1,002,000	1,171,614
Tyco International Finance S.A.
6.000%, 11/15/13	431,000	462,176
8.500%, 1/15/19	300,000	365,682
6.875%, 1/15/21	250,000	280,614

		7,570,770

Machinery (0.1%)
Caterpillar, Inc.
6.050%, 8/15/36	750,000	820,901
Danaher Corp.
5.400%, 3/1/19	500,000	543,773
Dover Corp.
5.450%, 3/15/18	466,000	503,943
Eaton Corp.
6.950%, 3/20/19	500,000	576,422
Parker Hannifin Corp.
6.250%, 5/15/38	257,000	285,004
Snap-On, Inc.
6.125%, 9/1/21	200,000	212,047

		2,942,090

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
6.750%, 7/15/11	70,000	76,179
5.900%, 7/1/12	948,000	1,029,075
4.700%, 10/1/19	300,000	303,572
6.150%, 5/1/37	500,000	554,980
Canadian National Railway Co.
5.550%, 3/1/19	1,937,000	2,121,195
6.200%, 6/1/36	506,000	586,668
Canadian Pacific Railway Co.
7.250%, 5/15/19	455,000	527,849
CSX Corp.
6.300%, 3/15/12	$100,000	$108,521
5.750%, 3/15/13	1,000,000	1,066,330
6.250%, 3/15/18	460,000	498,868
7.450%, 4/1/38	300,000	370,068
Norfolk Southern Corp.
7.700%, 5/15/17	990,000	1,170,053
5.900%, 6/15/19	1,100,000	1,222,928
7.050%, 5/1/37	725,000	914,102
Union Pacific Corp.
7.875%, 1/15/19	750,000	929,873
6.125%, 2/15/20	1,000,000	1,118,026

		12,598,287

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 10/1/12	250,000	251,519

Total Industrials		48,703,091

Information Technology (0.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.250%, 2/22/11	500,000	527,021
5.500%, 2/22/16	1,075,000	1,183,742
4.950%, 2/15/19	1,500,000	1,576,772
5.900%, 2/15/39	500,000	541,236
Harris Corp.
6.375%, 6/15/19	165,000	182,112
Motorola, Inc.
8.000%, 11/1/11	500,000	533,006
6.000%, 11/15/17	533,000	510,571
Nokia Oyj
6.625%, 5/15/39	190,000	216,473

		5,270,933

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12	145,000	150,248
5.875%, 6/15/19	200,000	214,410
7.100%, 4/15/28	275,000	303,643
Hewlett-Packard Co.
4.250%, 2/24/12	1,500,000	1,584,842
5.250%, 3/1/12	469,000	505,742
4.750%, 6/2/14	1,000,000	1,073,265
5.500%, 3/1/18	500,000	546,354
International Business Machines Corp.
5.700%, 9/14/17	2,500,000	2,755,207
6.500%, 1/15/28	975,000	1,125,790
5.875%, 11/29/32	25,000	27,686
8.000%, 10/15/38	500,000	696,052

		8,983,239

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
6.000%, 4/1/20	200,000	199,844
Corning, Inc.
6.625%, 5/15/19	60,000	65,639

		265,483

IT Services (0.1%)
Computer Sciences Corp.
6.500%, 3/15/18	1,000,000	1,101,537
Electronic Data Systems Corp.
6.000%, 8/1/13	513,000	572,416
Fiserv, Inc.
6.125%, 11/20/12	500,000	541,918
6.800%, 11/20/17	500,000	552,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Western Union Co.
5.400%, 11/17/11	$937,000	$998,169

		3,766,119

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	920,000	964,676
5.650%, 5/15/13	500,000	520,293
8.250%, 5/15/14	80,000	90,935
6.350%, 5/15/18	1,095,000	1,138,369

		2,714,273

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	200,000	210,130

Software (0.2%)
Microsoft Corp.
2.950%, 6/1/14	405,000	410,456
4.200%, 6/1/19	265,000	272,838
5.200%, 6/1/39	390,000	398,912
Oracle Corp.
4.950%, 4/15/13	1,000,000	1,082,312
3.750%, 7/8/14	475,000	493,452
5.250%, 1/15/16	920,000	1,000,840
5.750%, 4/15/18	750,000	826,380
5.000%, 7/8/19	500,000	525,993
6.500%, 4/15/38	865,000	1,002,649

		6,013,832

Total Information Technology		27,224,009

Materials (0.9%)
Chemicals (0.3%)
Agrium Inc.
6.750%, 1/15/19	500,000	541,526
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	204,259
Cabot Corp.
5.000%, 10/1/16	200,000	199,631
Dow Chemical Co.
4.850%, 8/15/12	1,000,000	1,039,858
6.000%, 10/1/12	927,000	987,303
7.600%, 5/15/14	770,000	851,812
5.900%, 2/15/15	500,000	513,192
8.550%, 5/15/19	1,275,000	1,433,286
7.375%, 11/1/29	25,000	26,001
9.400%, 5/15/39	455,000	560,371
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	1,000,000	1,107,361
6.000%, 7/15/18	500,000	559,237
5.750%, 3/15/19	500,000	551,284
5.600%, 12/15/36	100,000	105,779
Lubrizol Corp.
8.875%, 2/1/19	500,000	617,191
Monsanto Co.
5.125%, 4/15/18	200,000	212,260
5.875%, 4/15/38	150,000	166,163
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	520,000	562,563
3.750%, 9/30/15	240,000	239,489
6.500%, 5/15/19	215,000	240,946
4.875%, 3/30/20	145,000	144,834
PPG Industries, Inc.
5.750%, 3/15/13	500,000	528,608
6.650%, 3/15/18	300,000	327,079
Praxair, Inc.
4.625%, 3/30/15	$503,000	$541,871
4.500%, 8/15/19	700,000	721,916
Valspar Corp.
7.250%, 6/15/19	200,000	217,233

		13,201,053

Construction Materials (0.0%)
Lafarge S.A.
7.125%, 7/15/36	200,000	191,382
Vulcan Materials Co.
6.300%, 6/15/13	500,000	534,881

		726,263

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	115,000	122,099
6.800%, 8/1/19	90,000	100,437

		222,536

Metals & Mining (0.5%)
Alcoa, Inc.
6.000%, 1/15/12	220,000	230,259
6.000%, 7/15/13	300,000	313,157
6.750%, 7/15/18	500,000	501,242
5.900%, 2/1/27	970,000	824,911
Allegheny Technologies, Inc.
9.375%, 6/1/19	400,000	452,868
ArcelorMittal S.A.
5.375%, 6/1/13	500,000	511,180
9.000%, 2/15/15	350,000	402,500
6.125%, 6/1/18	250,000	246,289
9.850%, 6/1/19	525,000	620,972
ArcelorMittal USA Partnership
9.750%, 4/1/14	160,000	167,600
Barrick Gold Corp.
6.950%, 4/1/19	750,000	878,051
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	130,395
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	444,000	479,156
4.800%, 4/15/13	40,000	42,661
5.500%, 4/1/14	700,000	773,599
6.500%, 4/1/19	1,200,000	1,392,242
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,063,750
Newmont Mining Corp.
5.125%, 10/1/19	720,000	719,682
6.250%, 10/1/39	400,000	397,286
Nucor Corp.
5.850%, 6/1/18	700,000	766,557
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	500,000	511,927
6.125%, 12/15/33	340,000	345,352
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	1,400,000	1,508,396
8.950%, 5/1/14	1,450,000	1,711,271
6.500%, 7/15/18	500,000	537,670
7.125%, 7/15/28	300,000	332,307
Vale Overseas Ltd.
6.250%, 1/23/17	1,080,000	1,156,241
5.625%, 9/15/19	500,000	508,590
6.875%, 11/21/36	1,001,000	1,035,566
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	473,181

		19,034,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Paper & Forest Products (0.1%)
International Paper Co.
7.950%, 6/15/18	$500,000	$541,979
9.375%, 5/15/19	500,000	585,448
7.500%, 8/15/21	400,000	423,826

		1,551,253

Total Materials		34,735,963

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.2%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	375,000	372,289
AT&T Corp.
7.300%, 11/15/11	1,000,000	1,107,677
8.000%, 11/15/31	40,000	49,842
AT&T, Inc.
6.250%, 3/15/11	955,000	1,018,005
4.950%, 1/15/13	1,900,000	2,025,780
5.100%, 9/15/14	60,000	64,690
5.500%, 2/1/18	1,200,000	1,252,050
5.800%, 2/15/19	1,000,000	1,070,036
6.150%, 9/15/34	478,000	488,505
6.800%, 5/15/36	482,000	536,419
6.300%, 1/15/38	1,070,000	1,120,978
6.400%, 5/15/38	942,000	999,991
BellSouth Capital Funding Corp.
7.875%, 2/15/30	486,000	582,611
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,700,901
6.875%, 10/15/31	1,000,000	1,093,333
6.000%, 11/15/34	230,000	233,006
British Telecommunications plc
9.125%, 12/15/10	951,000	1,023,920
5.950%, 1/15/18	500,000	506,495
9.625%, 12/15/30	515,000	659,753
CenturyTel, Inc.
6.150%, 9/15/19	1,000,000	1,002,977
7.600%, 9/15/39	200,000	199,307
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,000,000	1,066,432
4.875%, 7/8/14	1,050,000	1,102,385
6.750%, 8/20/18	1,000,000	1,119,635
6.000%, 7/8/19	550,000	589,423
8.750%, 6/15/30	572,000	740,753
9.250%, 6/1/32	200,000	272,191
Embarq Corp.
7.082%, 6/1/16	525,000	570,443
7.995%, 6/1/36	500,000	522,407
France Telecom S.A.
7.750%, 3/1/11	1,872,000	2,026,955
8.500%, 3/1/31	525,000	725,907
GTE Corp.
8.750%, 11/1/21	500,000	626,296
Koninklijke (Royal) KPN N.V.
8.375%, 10/1/30	500,000	644,320
Qwest Corp.
8.375%, 5/1/16§	2,000,000	2,070,000
6.500%, 6/1/17	750,000	705,000
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,065,000	1,120,320
6.175%, 6/18/14	550,000	596,611
6.999%, 6/4/18	500,000	552,544
7.175%, 6/18/19	550,000	613,714
6.375%, 11/15/33	971,000	992,160
7.721%, 6/4/38	$500,000	$593,730
Telefonica Emisiones S.A.U.
5.984%, 6/20/11	900,000	958,951
4.949%, 1/15/15	230,000	243,986
6.221%, 7/3/17	473,000	522,149
5.877%, 7/15/19	290,000	315,090
7.045%, 6/20/36	1,500,000	1,775,109
Telefonica Europe B.V.
8.250%, 9/15/30	1,000,000	1,294,954
TELUS Corp.
8.000%, 6/1/11	500,000	544,045
Verizon Communications, Inc.
7.250%, 12/1/10	75,000	79,821
7.375%, 9/1/12	55,000	62,492
4.350%, 2/15/13	1,500,000	1,576,998
5.550%, 2/15/16	930,000	1,007,003
5.500%, 2/15/18	918,000	962,478
8.750%, 11/1/18	500,000	624,625
7.750%, 12/1/30	779,000	941,166
5.850%, 9/15/35	210,000	211,419
6.400%, 2/15/38	833,000	890,066
8.950%, 3/1/39	1,250,000	1,712,456
Verizon New England, Inc.
6.500%, 9/15/11	1,563,000	1,680,602
Verizon New York, Inc.
6.875%, 4/1/12	750,000	815,715

		50,578,916

Wireless Telecommunication Services (0.4%)
Alltel Corp.
7.875%, 7/1/32	150,000	184,653
America Movil S.A.B. de C.V.
5.625%, 11/15/17	934,000	965,621
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11§	50,000	51,586
5.250%, 2/1/12§	600,000	640,696
5.550%, 2/1/14§	2,000,000	2,161,362
8.500%, 11/15/18§	1,100,000	1,373,495
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	300,000	325,570
8.125%, 5/1/12	953,000	1,087,382
8.750%, 3/1/31	1,835,000	2,430,753
Rogers Communications, Inc.
6.375%, 3/1/14	1,000,000	1,103,936
6.800%, 8/15/18	500,000	561,128
Vodafone Group plc
5.350%, 2/27/12	500,000	535,500
4.150%, 6/10/14	500,000	513,463
5.625%, 2/27/17	1,500,000	1,589,685
4.625%, 7/15/18	80,000	79,233
7.875%, 2/15/30	482,000	600,618
6.150%, 2/27/37	473,000	505,796

		14,710,477

Total Telecommunication Services		65,289,393

Utilities (1.7%)
Electric Utilities (1.3%)
Alabama Power Co.
5.500%, 10/15/17	35,000	38,051
Appalachian Power Co.
5.650%, 8/15/12	500,000	536,974
6.700%, 8/15/37	210,000	232,850
7.000%, 4/1/38	90,000	103,591
Carolina Power & Light Co.
5.300%, 1/15/19	1,000,000	1,083,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	$500,000	$568,228
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	500,000	526,132
Columbus Southern Power Co.
6.600%, 3/1/33	460,000	500,610
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	545,160
6.150%, 9/15/17	940,000	1,038,712
5.900%, 3/15/36	441,000	468,675
Connecticut Light & Power Co.
5.500%, 2/1/19	500,000	541,296
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	577,720
Series 02-B
4.875%, 2/1/13	922,000	979,693
Series 07-A
6.300%, 8/15/37	444,000	501,264
Consumers Energy Co.
6.700%, 9/15/19	250,000	288,510
Detroit Edison Co.
6.400%, 10/1/13	500,000	553,152
5.600%, 6/15/18	250,000	267,564
6.625%, 6/1/36	200,000	232,846
Duke Energy Carolinas LLC
6.000%, 1/15/38	500,000	560,545
Duke Energy Corp.
6.300%, 2/1/14	500,000	553,138
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	52,702
6.050%, 6/15/16	500,000	550,120
6.450%, 4/1/39	155,000	185,417
Duke Energy Ohio, Inc.
5.700%, 9/15/12	880,000	958,529
5.450%, 4/1/19	500,000	542,020
Energy East Corp.
6.750%, 7/15/36	500,000	567,916
Energy Gulf States Louisiana LLC
5.590%, 10/1/24	120,000	119,728
Energy Texas Inc.
7.125%, 2/1/19	500,000	560,145
Exelon Corp.
4.900%, 6/15/15	35,000	36,281
Exelon Generation Co. LLC
5.350%, 1/15/14	500,000	528,886
6.200%, 10/1/17	250,000	272,841
6.250%, 10/1/39	500,000	510,331
FirstEnergy Corp.
Series B
6.450%, 11/15/11	21,000	22,713
Series C
7.375%, 11/15/31	369,000	413,622
FirstEnergy Solutions Corp.
6.800%, 8/15/39§	995,000	1,054,641
Florida Power & Light Co.
5.550%, 11/1/17	500,000	547,260
5.650%, 2/1/37	15,000	16,327
5.950%, 2/1/38	1,000,000	1,134,896
Florida Power Corp.
4.800%, 3/1/13	55,000	58,511
6.400%, 6/15/38	500,000	591,494
FPL Group Capital, Inc.
6.000%, 3/1/19	500,000	560,683
Georgia Power Co.
6.000%, 11/1/13	1,000,000	1,119,461
5.400%, 6/1/18	$500,000	$537,165
5.950%, 2/1/39	250,000	279,293
Hydro Quebec
6.300%, 5/11/11	100,000	107,874
7.500%, 4/1/16	2,000,000	2,354,450
Illinois Power Co.
9.750%, 11/15/18	1,000,000	1,255,416
Indiana Michigan Power Co.
7.000%, 3/15/19	750,000	864,298
Interstate Power and Light Co.
6.250%, 7/15/39	120,000	133,118
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	590,659
MidAmerican Energy Co.
6.750%, 12/30/31	193,000	227,899
MidAmerican Energy Holdings Co.
5.000%, 2/15/14	170,000	179,730
5.750%, 4/1/18	750,000	809,554
6.500%, 9/15/37	1,250,000	1,415,824
MidAmerican Funding LLC
6.927%, 3/1/29	482,000	556,968
Nevada Power Co.
7.125%, 3/15/19	500,000	568,730
Northern States Power Co.
5.250%, 3/1/18	1,000,000	1,073,018
Ohio Power Co.
6.000%, 6/1/16	500,000	537,956
5.375%, 10/1/21	190,000	192,785
Oncor Electric Delivery Co.
5.950%, 9/1/13	500,000	541,109
6.800%, 9/1/18	500,000	575,308
7.000%, 9/1/22	40,000	45,654
7.250%, 1/15/33	250,000	308,960
7.500%, 9/1/38	500,000	643,977
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	561,565
4.800%, 3/1/14	750,000	799,877
6.050%, 3/1/34	873,000	971,128
PacifiCorp
5.500%, 1/15/19	300,000	325,871
5.750%, 4/1/37	30,000	32,404
6.000%, 1/15/39	500,000	559,844
Pepco Holdings, Inc.
6.450%, 8/15/12	450,000	482,836
6.125%, 6/1/17	500,000	515,835
Portland General Electric Co.
6.100%, 4/15/19	200,000	226,077
PPL Electric Utilities Corp.
7.125%, 11/30/13	500,000	574,251
6.250%, 5/15/39	150,000	171,188
Progress Energy, Inc.
6.850%, 4/15/12	120,000	130,599
6.050%, 3/15/14	1,000,000	1,096,759
Public Service Co. of Colorado
6.250%, 9/1/37	329,000	382,302
Public Service Electric & Gas Co.
6.330%, 11/1/13	1,500,000	1,688,867
5.300%, 5/1/18	250,000	267,592
5.800%, 5/1/37	500,000	547,632
Puget Sound Energy, Inc.
5.757%, 10/1/39	200,000	203,978
San Diego Gas & Electric Co.
6.125%, 9/15/37	250,000	290,043
6.000%, 6/1/39	60,000	68,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Sierra Pacific Power Co.
5.450%, 9/1/13	$500,000	$529,291
South Carolina Electric & Gas Co.
6.050%, 1/15/38	500,000	566,666
Southern California Edison Co.
5.750%, 3/15/14	500,000	554,170
5.500%, 8/15/18	500,000	547,305
5.550%, 1/15/36	500,000	536,188
5.950%, 2/1/38	555,000	629,867
Southern Co.
4.150%, 5/15/14	250,000	258,256
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	272,572
Tampa Electric Co.
6.100%, 5/15/18	125,000	135,345
Toledo Edison Co.
7.250%, 5/1/20	585,000	688,928
Union Electric Co.
6.700%, 2/1/19	500,000	564,306
8.450%, 3/15/39	160,000	215,284
Virginia Electric & Power Co.
5.000%, 6/30/19	135,000	141,034
Series A
5.400%, 1/15/16	930,000	990,487
6.000%, 5/15/37	500,000	550,503
Series B
6.000%, 1/15/36	55,000	60,680
Wisconsin Power & Light Co.
5.000%, 7/15/19	200,000	206,086
7.600%, 10/1/38	115,000	151,874

		52,398,208

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	300,000	370,370
Boardwalk Pipelines LP
5.750%, 9/15/19	400,000	399,347
Consolidated Natural Gas Co.
6.250%, 11/1/11	100,000	107,820
Enterprise Products Operating LLC
6.125%, 10/15/39	150,000	151,552
EQT Corp.
8.125%, 6/1/19	250,000	285,342
ONEOK, Inc.
6.000%, 6/15/35	25,000	24,678
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	263,619
Plains All American Pipeline LP
8.750%, 5/1/19	200,000	240,081
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,372,549
Spectra Energy Capital LLC
8.000%, 10/1/19	45,000	53,063

		3,268,421

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
7.000%, 4/1/12	901,000	969,184
Tennessee Valley Authority
6.790%, 5/23/12	190,000	214,036
5.500%, 7/18/17	478,000	535,476
6.750%, 11/1/25	492,000	604,297
5.880%, 4/1/36	35,000	40,246
6.150%, 1/15/38	488,000	576,827
5.250%, 9/15/39	300,000	316,537
5.375%, 4/1/56	$500,000	$535,913

		3,792,516

Multi-Utilities (0.2%)
Avista Corp.
5.125%, 4/1/22	115,000	117,298
Centerpoint Energy, Inc.
6.500%, 5/1/18	500,000	499,676
Dominion Resources, Inc.
5.150%, 7/15/15	271,000	287,349
5.600%, 11/15/16	80,000	85,255
6.000%, 11/30/17	941,000	1,032,405
5.200%, 8/15/19	170,000	176,514
7.000%, 6/15/38	500,000	595,342
DTE Energy Co.
7.625%, 5/15/14	1,100,000	1,214,190
NiSource Finance Corp.
5.400%, 7/15/14	500,000	508,109
6.400%, 3/15/18	250,000	249,534
6.800%, 1/15/19	500,000	511,907
PG&E Corp.
5.750%, 4/1/14	500,000	545,923
Sempra Energy
6.500%, 6/1/16	1,000,000	1,105,443
9.800%, 2/15/19	1,000,000	1,280,749

		8,209,694

Total Utilities		67,668,839

Total Corporate Bonds		828,387,577

Government Securities (75.3%)
Foreign Governments (1.6%)
European Bank for Reconstruction & Development
1.250%, 6/10/11	$1,500,000	1,503,372
Export Development Canada
3.500%, 5/16/13	500,000	522,365
Export-Import Bank of Korea
5.125%, 2/14/11	500,000	515,642
8.125%, 1/21/14	1,000,000	1,145,482
5.875%, 1/14/15	400,000	421,700
Federative Republic of Brazil
6.000%, 1/17/17	3,000,000	3,246,000
8.000%, 1/15/18	2,361,111	2,734,167
5.875%, 1/15/19	2,000,000	2,150,000
8.875%, 4/15/24	115,000	152,375
8.250%, 1/20/34	3,155,000	4,159,868
7.125%, 1/20/37	50,000	59,625
Hungary Government International Bond
4.750%, 2/3/15	500,000	498,340
Oesterreichische Kontrollbank AG
2.875%, 3/15/11	500,000	513,555
4.875%, 2/16/16	1,943,000	2,084,184
Province of British Columbia
6.500%, 1/15/26	300,000	353,420
7.250%, 9/1/36	1,000,000	1,295,274
Province of Manitoba
4.900%, 12/6/16	650,000	700,094
Province of Nova Scotia
5.125%, 1/26/17	1,025,000	1,090,109
Province of Ontario
2.625%, 1/20/12	4,700,000	4,819,539
5.125%, 7/17/12	75,000	81,450
3.500%, 7/15/13	1,000,000	1,042,420
5.450%, 4/27/16	700,000	782,125
4.000%, 10/7/19	500,000	499,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Province of Quebec
4.600%, 5/26/15	$1,270,000	$1,359,710
5.125%, 11/14/16	20,000	21,744
4.625%, 5/14/18	1,000,000	1,042,214
7.125%, 2/9/24	100,000	125,702
7.500%, 9/15/29	2,070,000	2,743,973
Republic of Chile
5.500%, 1/15/13	350,000	390,635
Republic of Italy
3.500%, 7/15/11	1,200,000	1,245,531
5.625%, 6/15/12	1,998,000	2,190,048
4.500%, 1/21/15	2,002,000	2,120,737
5.375%, 6/12/17	1,000,000	1,092,300
6.875%, 9/27/23	503,000	604,439
5.375%, 6/15/33	1,525,000	1,610,539
Republic of Korea
4.250%, 6/1/13	500,000	514,128
5.750%, 4/16/14	500,000	539,144
4.875%, 9/22/14	45,000	46,921
7.125%, 4/16/19	700,000	821,012
Republic of Malaysia
7.500%, 7/15/11	500,000	547,218
Republic of Peru
8.375%, 5/3/16	500,000	608,750
7.125%, 3/30/19	1,000,000	1,153,500
6.550%, 3/14/37	678,000	735,630
Republic of Poland
6.250%, 7/3/12	500,000	546,110
5.000%, 10/19/15	500,000	525,431
6.375%, 7/15/19	1,090,000	1,224,528
Republic of South Africa
6.500%, 6/2/14	500,000	547,500
6.875%, 5/27/19	1,445,000	1,611,175
5.875%, 5/30/22	605,000	620,881
State of Israel
5.500%, 11/9/16	464,000	503,114
5.125%, 3/26/19	575,000	590,893
Svensk Exportkredit AB
5.125%, 3/1/17	250,000	268,079
United Mexican States
5.875%, 2/17/14	2,000,000	2,140,000
6.625%, 3/3/15	474,000	523,296
5.625%, 1/15/17	74,000	76,812
5.950%, 3/19/19^	1,000,000	1,050,000
8.125%, 12/30/19	1,458,000	1,776,573
8.300%, 8/15/31	1,468,000	1,879,040
6.750%, 9/27/34	886,000	974,600
6.050%, 1/11/40	50,000	49,875

		64,792,518

Municipal Bonds (0.2%)
Central Puget Sound Regional Transportation Authority
5.491%, 11/1/39	200,000	209,106
City of San Antonio, Texas
5.985%, 2/1/39	125,000	140,311
Clark County, Nevada Airport Revenue
6.881%, 7/1/42	200,000	203,962
Illinois State
5.100%, 6/1/33	2,000,000	1,860,500
Illinois State Toll Highway Authority
6.184%, 1/1/34	110,000	120,046
New Jersey State Turnpike Authority
7.414%, 1/1/40	365,000	449,972
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	$200,000	$214,370
New York, New York Build America Bonds
5.206%, 10/1/31	150,000	150,000
Pennsylvania Turnpike Commission
6.105%, 12/1/39	500,000	551,265
Port of Seattle
7.000%, 5/1/36	1,000,000	1,062,340
State of California
5.450%, 4/1/15	250,000	261,310
5.950%, 4/1/16	35,000	36,907
7.500%, 4/1/34	1,500,000	1,647,270
7.550%, 4/1/39	665,000	739,128
State of Utah
4.554%, 7/1/24	240,000	245,426
University of Virginia
6.200%, 9/1/39	250,000	292,378
Utah Transit Authority
5.937%, 6/15/39	80,000	86,738

		8,271,029

Supranational (1.2%)
African Development Bank
1.875%, 1/23/12	500,000	504,350
Asian Development Bank
2.125%, 3/15/12	3,000,000	3,055,955
2.750%, 5/21/14	600,000	606,245
Corp. Andina de Fomento
8.125%, 6/4/19	875,000	1,016,109
Eksportfinans A/S
5.000%, 2/14/12	1,930,000	2,070,774
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	419,656
European Investment Bank
3.250%, 2/15/11	4,000,000	4,131,824
2.625%, 5/16/11	385,000	395,741
3.250%, 10/14/11	2,500,000	2,604,270
2.000%, 2/10/12	2,500,000	2,536,240
2.375%, 3/14/14	3,000,000	2,978,061
4.625%, 5/15/14	3,760,000	4,097,295
3.125%, 6/4/14^	1,000,000	1,023,339
4.875%, 2/16/16	1,018,000	1,115,622
4.875%, 1/17/17	55,000	59,870
5.125%, 5/30/17	2,500,000	2,776,410
Export Development Canada
2.625%, 11/15/11	1,000,000	1,030,882
2.375%, 3/19/12	1,000,000	1,021,501
Inter-American Development Bank
5.000%, 4/5/11	1,907,000	2,021,872
3.000%, 4/22/14	1,000,000	1,021,691
4.250%, 9/10/18	1,467,000	1,531,329
International Bank for Reconstruction & Development
2.000%, 4/2/12	2,000,000	2,026,254
3.500%, 10/8/13	1,000,000	1,047,041
5.000%, 4/1/16	500,000	553,883
7.625%, 1/19/23	491,000	654,994
4.750%, 2/15/35	40,000	40,672
International Finance Corp.
3.000%, 4/22/14	1,545,000	1,569,630
Japan Finance Corp.
2.000%, 6/24/11	2,600,000	2,633,236
Korea Development Bank
8.000%, 1/23/14	1,000,000	1,142,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Nordic Investment Bank
3.125%, 2/15/11	$1,000,000	$1,028,374
2.625%, 10/6/14	1,000,000	996,522
5.000%, 2/1/17	500,000	548,492

		48,261,044

U.S. Government Agencies (45.4%)
Federal Farm Credit Bank
4.875%, 2/18/11	105,000	110,864
5.375%, 7/18/11	1,920,000	2,066,452
3.875%, 8/25/11	960,000	1,009,017
1.590%, 11/28/11	500,000	500,095
2.000%, 1/17/12	1,000,000	1,013,398
2.125%, 6/18/12	2,000,000	2,019,866
2.625%, 4/17/14	50,000	50,185
3.750%, 6/17/14	500,000	508,017
3.000%, 9/22/14	1,000,000	1,018,504
3.700%, 4/1/16	500,000	496,031
5.125%, 8/25/16	485,000	531,812
4.875%, 1/17/17	4,895,000	5,311,687
Federal Home Loan Bank
3.375%, 10/20/10	1,910,000	1,965,965
4.625%, 2/18/11	160,000	168,615
1.625%, 3/16/11	5,000,000	5,065,205
0.750%, 3/18/11	1,000,000	1,000,344
0.750%, 3/25/11	1,000,000	999,510
1.375%, 5/16/11	50,000	50,472
1.625%, 7/27/11	800,000	809,173
5.375%, 8/19/11	35,000	37,820
1.500%, 9/16/11	2,000,000	2,005,722
1.250%, 9/28/11	1,000,000	1,001,535
1.375%, 9/28/11	500,000	500,896
1.250%, 10/19/11	200,000	200,414
4.875%, 11/18/11	8,830,000	9,534,537
2.250%, 4/13/12	5,000,000	5,109,600
5.750%, 5/15/12	100,000	111,096
1.875%, 6/20/12	50,000	50,487
2.000%, 7/27/12	1,000,000	1,003,591
2.250%, 8/27/12	1,000,000	1,002,819
2.000%, 9/24/12	1,000,000	1,000,806
2.000%, 10/5/12	1,000,000	1,002,627
3.375%, 2/27/13	6,000,000	6,285,240
4.500%, 9/16/13	120,000	130,403
3.625%, 10/18/13	5,000,000	5,266,530
5.375%, 5/18/16	100,000	112,892
4.750%, 12/16/16	25,000	27,258
4.875%, 5/17/17	2,130,000	2,324,814
5.250%, 6/5/17	950,000	1,066,123
5.000%, 11/17/17	2,040,000	2,228,551
5.500%, 7/15/36	860,000	949,640
Federal Home Loan Mortgage Corp.
4.000%, 6/1/10	139,410	140,511
1.500%, 1/7/11	5,000,000	5,053,045
2.050%, 3/9/11	500,000	503,281
2.000%, 3/16/11	1,500,000	1,508,871
5.125%, 4/18/11	290,000	309,439
1.750%, 4/20/11	1,000,000	1,006,730
1.625%, 4/26/11	2,550,000	2,582,038
1.250%, 6/8/11	1,000,000	1,002,020
1.700%, 6/29/11	1,000,000	1,009,044
1.750%, 7/27/11	2,000,000	2,014,166
1.625%, 8/11/11	1,000,000	1,004,953
1.500%, 8/24/11	1,500,000	1,509,617
1.625%, 9/2/11	950,000	953,673
5.500%, 9/15/11^	15,000,000	16,315,185
2.000%, 10/14/11	$1,000,000	$1,006,393
2.000%, 12/22/11	1,000,000	1,003,526
5.750%, 1/15/12	75,000	82,818
2.050%, 2/24/12	2,000,000	2,010,038
4.750%, 3/5/12	3,900,000	4,223,154
2.625%, 3/19/12	250,000	252,599
2.125%, 3/23/12	5,000,000	5,092,610
2.500%, 3/23/12	250,000	251,953
2.200%, 4/20/12	1,000,000	1,009,383
2.000%, 4/27/12	550,000	554,742
2.050%, 5/11/12	2,000,000	2,008,598
1.750%, 6/15/12	5,050,000	5,076,659
2.000%, 6/15/12	1,050,000	1,056,428
5.125%, 7/15/12	75,000	82,292
2.250%, 8/24/12	1,000,000	1,007,628
2.000%, 9/25/12	400,000	400,825
2.000%, 9/28/12	1,000,000	1,000,259
2.000%, 10/1/12	2,000,000	2,004,042
4.125%, 12/21/12	10,000,000	10,730,450
2.500%, 4/8/13	1,750,000	1,762,894
3.500%, 5/29/13	5,000,000	5,257,355
4.875%, 11/15/13	3,844,000	4,233,989
2.500%, 1/7/14^	4,170,000	4,194,987
4.500%, 1/15/14	170,000	184,823
5.500%, 2/1/14	42,919	45,514
3.000%, 2/4/14	500,000	502,104
3.250%, 3/3/14	1,000,000	1,006,495
3.000%, 4/21/14	500,000	501,007
2.500%, 4/23/14	50,000	50,085
2.750%, 4/29/14	1,000,000	998,226
5.000%, 7/15/14	5,000,000	5,550,360
3.000%, 7/28/14	800,000	815,555
3.625%, 8/25/14	150,000	152,219
4.500%, 1/15/15	1,916,000	2,081,259
4.750%, 11/17/15	8,836,000	9,651,828
5.625%, 6/13/16	1,000,000	1,009,299
5.125%, 10/18/16	1,500,000	1,661,952
6.000%, 2/1/17	73,473	79,040
6.000%, 4/1/17	60,187	64,748
4.340%, 12/18/17	2,000,000	2,013,624
4.875%, 6/13/18	12,000,000	13,081,896
5.000%, 3/25/19	500,000	500,127
3.750%, 3/27/19	1,025,000	1,025,500
4.000%, 12/1/20	150,590	155,855
5.500%, 3/1/21	189,102	202,044
4.500%, 4/1/21	6,273,491	6,587,411
4.500%, 6/1/21	130,480	136,275
5.000%, 7/1/21	208,342	220,786
4.500%, 8/1/21	211,793	222,523
6.000%, 9/1/21	45,574	48,796
5.000%, 5/1/22	258,469	272,856
5.000%, 6/1/22	36,809	38,858
5.500%, 6/1/22	14,587	15,506
5.000%, 8/1/22	146,766	154,661
5.500%, 8/1/22	911,009	968,374
6.000%, 9/1/22	1,514,878	1,619,618
5.000%, 11/1/22	122,766	129,369
5.000%, 1/1/23	891,503	938,908
5.000%, 2/1/23	179,763	189,207
5.500%, 2/1/23	930,383	987,116
5.000%, 3/1/23	2,421,347	2,554,686
5.000%, 4/1/23	2,234,547	2,352,725
5.000%, 5/1/23	4,824,123	5,090,326
5.500%, 5/1/23	115,225	122,481
5.000%, 6/1/23	1,299,701	1,367,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 7/1/23	$7,248,657	$7,627,321
5.000%, 8/1/23	85,194	89,662
5.500%, 8/1/23	12,689,083	13,456,376
6.000%, 8/1/23	761,387	812,364
5.000%, 9/1/23	24,192	25,455
6.000%, 9/1/23	89,577	95,714
5.000%, 10/1/23	533,444	561,137
5.500%, 10/1/23	173,380	183,972
5.000%, 11/1/23	1,930,942	2,031,254
5.500%, 11/1/23	211,023	223,783
4.500%, 12/1/23	5,548,696	5,758,723
5.000%, 12/1/23	21,787	22,918
5.000%, 1/1/24	3,075,495	3,236,075
6.000%, 1/1/24	900,870	961,186
5.000%, 2/1/24	558,818	587,838
6.000%, 2/1/24	1,248,166	1,331,734
5.000%, 3/1/24	754,546	793,718
5.000%, 4/1/24	1,109,804	1,167,419
4.000%, 5/1/24	4,933,405	5,028,797
4.000%, 7/1/24	7,928,788	8,082,099
4.500%, 7/1/24	19,768,091	20,497,812
4.000%, 8/1/24	1,981,510	2,019,824
5.000%, 8/1/26	117,825	122,906
5.500%, 8/1/26	70,734	74,519
6.500%, 9/1/27	88,731	94,935
6.750%, 3/15/31	690,000	902,813
6.250%, 7/15/32	1,756,000	2,215,054
4.648%, 2/1/34(l)	123,521	128,140
5.000%, 4/1/34	811,263	842,065
4.766%, 1/1/35(l)	905,914	947,540
4.120%, 2/1/35(l)	175,238	178,026
6.000%, 2/1/35	525,587	558,991
5.000%, 5/1/35	10,050,297	10,427,183
4.697%, 8/1/35(l)	94,333	98,623
5.500%, 10/1/35	179,928	189,107
5.500%, 11/1/35	7,232,215	7,601,170
5.000%, 12/1/35	8,096,717	8,390,223
5.000%, 3/1/36	715,565	741,281
6.000%, 3/1/36	303,337	321,762
5.321%, 4/1/36(l)	949,888	999,308
5.543%, 4/1/36(l)	1,442,516	1,529,708
4.500%, 5/1/36	133,252	135,376
5.000%, 5/1/36	125,697	130,215
6.000%, 6/1/36	14,976,721	15,877,079
5.000%, 8/1/36	86,712	89,801
6.500%, 8/1/36	21,601,347	23,118,505
5.500%, 9/1/36	757,277	795,437
6.000%, 9/1/36	342,687	363,289
5.000%, 10/1/36	21,444,362	22,221,720
5.883%, 11/1/36(l)	679,709	716,594
6.000%, 11/1/36	4,004,517	4,245,257
6.500%, 11/1/36	164,046	175,568
5.500%, 12/1/36	382,615	401,417
6.500%, 12/1/36	97,707	104,478
5.500%, 1/1/37	3,261,445	3,421,715
5.570%, 1/1/37(l)	5,602,108	5,899,600
5.677%, 1/1/37(l)	1,452,998	1,530,677
5.500%, 4/1/37	5,029,925	5,287,946
6.000%, 4/1/37	40,948	43,346
5.500%, 5/1/37	95,285	99,967
5.864%, 5/1/37(l)	9,687,515	10,280,880
6.000%, 5/1/37	542,617	574,390
5.424%, 6/1/37(l)	536,837	569,718
5.517%, 6/1/37(l)	5,386,031	5,715,928
5.573%, 6/1/37(l)	512,623	544,021
6.000%, 6/1/37	$1,470,552	$1,565,161
5.456%, 7/1/37(l)	901,651	956,877
5.500%, 8/1/37	447,406	469,585
6.000%, 8/1/37	947,651	1,003,085
5.500%, 9/1/37	224,435	235,324
5.500%, 10/1/37	2,921,792	3,064,001
6.000%, 10/1/37	6,441,848	6,837,166
6.500%, 10/1/37	3,281,766	3,506,106
5.619%, 11/1/37(l)	6,662,911	7,000,131
6.000%, 11/1/37	480,680	508,677
6.500%, 11/1/37	867,625	926,935
5.500%, 12/1/37	1,984,474	2,080,850
5.272%, 1/1/38(l)	8,253,918	8,718,197
5.500%, 1/1/38	269,851	283,112
6.000%, 1/1/38	2,035,944	2,154,522
6.500%, 1/1/38	215,048	230,018
5.500%, 2/1/38	161,710	169,581
6.000%, 2/1/38	651,625	689,272
6.500%, 2/1/38	5,019,603	5,362,740
5.000%, 3/1/38	1,569,192	1,623,623
6.000%, 3/1/38	132,111	139,743
5.500%, 4/1/38	13,172,884	13,814,034
5.000%, 5/1/38	765,244	791,789
5.500%, 5/1/38	3,188,584	3,343,279
6.000%, 5/1/38	11,647,452	12,327,645
5.500%, 6/1/38	2,056,361	2,156,127
5.000%, 7/1/38	11,652,188	12,056,374
5.500%, 7/1/38	4,281,833	4,489,569
6.000%, 7/1/38	13,143,516	13,940,978
5.500%, 8/1/38	11,991,316	12,573,081
5.500%, 9/1/38	430,282	451,158
6.000%, 9/1/38	6,277,491	6,641,089
6.500%, 9/1/38	388,175	414,710
5.500%, 10/1/38	11,462,022	12,018,109
6.000%, 10/1/38	3,992,338	4,221,118
6.500%, 10/1/38	1,773,155	1,894,366
5.000%, 11/1/38	10,787,364	11,191,890
6.000%, 11/1/38	134,163	141,851
5.000%, 12/1/38	1,402,182	1,450,820
5.500%, 12/1/38	8,475,164	8,902,232
6.000%, 12/1/38	17,362,854	18,384,956
6.500%, 12/1/38	10,148,046	10,841,760
5.000%, 1/1/39	138,690	143,501
5.500%, 1/1/39	31,031,361	32,579,405
4.500%, 2/1/39	11,752,787	11,907,042
5.500%, 2/1/39	700,895	734,899
6.500%, 2/1/39	2,424,094	2,589,804
5.000%, 3/1/39	4,613,927	4,773,972
5.500%, 3/1/39	523,346	548,736
4.000%, 4/1/39	3,554,571	3,521,386
4.500%, 4/1/39	3,680,945	3,729,258
4.000%, 5/1/39	10,408,466	10,311,294
4.000%, 6/1/39	2,985,257	2,957,387
4.500%, 6/1/39	25,334,358	25,666,871
4.500%, 7/1/39	11,300,415	11,448,733
4.500%, 8/1/39	1,052,177	1,067,959
5.000%, 8/1/39	1,994,099	2,065,762
5.000%, 9/1/39	4,000,000	4,146,250
4.000%, 10/15/24 TBA	8,000,000	8,139,375
4.000%, 10/15/39 TBA	2,500,000	2,473,242
4.500%, 10/15/39 TBA	10,000,000	10,115,625
5.000%, 10/15/39 TBA	16,000,000	16,527,501
5.500%, 10/15/39 TBA	10,000,000	10,466,016
6.000%, 10/15/39 TBA	3,000,000	3,165,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Federal National Mortgage Association
2.875%, 10/12/10	$15,000,000	$15,354,810
4.750%, 12/15/10	2,536,000	2,663,715
2.000%, 2/11/11	500,000	502,554
2.000%, 3/2/11	500,000	502,105
1.750%, 3/23/11	18,000,000	18,268,632
2.000%, 4/1/11	2,000,000	2,015,346
5.500%, 4/1/11	7,396	7,838
1.750%, 4/15/11	2,000,000	2,012,226
2.125%, 4/15/11	250,000	252,179
5.125%, 4/15/11	365,000	389,596
6.000%, 5/15/11	2,101,000	2,274,807
1.250%, 9/22/11	400,000	400,238
1.250%, 9/28/11	1,000,000	1,001,459
1.430%, 12/8/11	500,000	502,169
2.000%, 1/9/12	2,000,000	2,034,382
2.500%, 3/19/12	2,000,000	2,015,964
2.250%, 4/9/12	1,000,000	1,006,894
2.150%, 4/13/12	1,000,000	1,006,918
1.875%, 4/20/12	50,000	50,676
4.875%, 5/18/12	250,000	272,374
2.000%, 9/28/12	3,000,000	3,004,107
3.625%, 2/12/13	3,000,000	3,174,525
4.375%, 3/15/13	115,000	124,741
2.170%, 3/21/13	250,000	250,153
4.625%, 10/15/13	4,799,000	5,240,825
5.125%, 1/2/14	90,000	95,490
3.000%, 1/13/14	6,899,000	6,921,153
2.750%, 2/5/14	5,000,000	5,065,975
3.150%, 2/18/14	250,000	250,938
3.375%, 3/10/14	250,000	252,088
2.750%, 3/13/14	5,150,000	5,229,521
2.900%, 4/7/14	500,000	499,748
3.000%, 5/12/14	1,000,000	1,003,415
2.500%, 5/15/14	150,000	149,675
3.000%, 7/28/14	1,000,000	1,009,976
3.000%, 9/15/14	250,000	250,381
3.000%, 9/29/14	1,000,000	1,002,011
3.125%, 9/29/14	1,000,000	999,995
4.375%, 10/15/15	1,434,000	1,541,639
4.000%, 3/10/16	2,000,000	2,011,724
3.450%, 4/8/16	1,000,000	995,443
5.375%, 7/15/16	2,000,000	2,269,480
5.250%, 9/15/16	100,000	112,007
4.875%, 12/15/16	1,400,000	1,533,412
5.500%, 2/1/17	88,473	94,761
5.000%, 2/13/17	1,635,000	1,807,545
5.500%, 6/1/17	30,184	32,349
5.375%, 6/12/17	5,150,000	5,817,929
5.500%, 8/1/17	28,334	30,361
5.500%, 10/1/17	24,273	26,010
5.500%, 1/1/18	96,030	102,887
5.500%, 4/1/18	100,272	107,432
5.500%, 11/1/18	876,704	939,580
5.500%, 3/1/19	91,374	97,895
5.500%, 5/1/19	232,156	248,734
4.250%, 5/21/19	500,000	501,494
5.500%, 7/1/19	20,419	21,858
5.500%, 8/1/19	144,717	154,824
5.500%, 9/1/19	78,558	84,045
5.500%, 11/1/19	81,660	87,352
5.500%, 6/1/20	781,416	836,992
4.500%, 8/1/20	215,270	226,294
4.000%, 9/1/20	97,460	100,860
5.500%, 10/1/20	148,269	158,398
5.500%, 1/1/21	$236,172	$252,194
5.500%, 2/1/21	58,646	62,577
5.000%, 6/1/21	241,702	255,855
5.500%, 6/1/21	64,842	69,189
6.000%, 8/1/21	431,264	462,871
6.000%, 10/1/21	67,655	72,438
5.500%, 7/1/22	1,319,801	1,401,520
5.500%, 9/1/22	132,945	141,566
5.500%, 11/1/22	121,677	129,111
5.000%, 12/1/22	2,122,876	2,231,922
5.500%, 12/1/22	2,941,182	3,118,113
5.000%, 1/1/23	228,755	240,506
5.000%, 3/1/23	769,770	809,310
5.500%, 3/1/23	362,334	384,244
4.000%, 4/1/23	1,623,172	1,655,953
4.500%, 4/1/23	543,052	563,565
5.000%, 4/1/23	1,238,218	1,301,434
4.500%, 5/1/23	1,146,668	1,189,981
6.000%, 5/1/23	2,129,757	2,274,348
4.000%, 6/1/23	1,004,273	1,025,496
4.500%, 6/1/23	5,434,652	5,669,585
5.000%, 6/1/23	6,939,959	7,294,996
5.000%, 7/1/23	4,839,454	5,086,531
6.000%, 7/1/23	2,840,424	3,033,262
5.000%, 8/1/23	3,216,567	3,380,788
5.500%, 8/1/23	3,553,183	3,766,329
5.500%, 9/1/23	209,890	222,647
5.000%, 10/1/23	21,307	22,394
4.500%, 4/1/24	12,078,785	12,531,267
4.000%, 6/1/24	5,937,246	6,051,584
4.000%, 8/1/24	1,985,476	2,023,712
4.500%, 8/1/24	11,851,705	12,295,681
5.800%, 2/9/26	481,000	498,069
5.500%, 4/1/26	70,562	74,297
5.000%, 5/1/26	89,743	93,571
7.125%, 1/15/30	1,474,000	1,989,204
7.250%, 5/15/30^	1,000,000	1,370,891
6.625%, 11/15/30	4,100,000	5,291,923
7.000%, 4/1/32	21,707	23,851
6.500%, 6/1/32	36,299	39,160
6.500%, 8/1/32	45,024	48,587
6.500%, 9/1/32	421,222	454,363
5.500%, 12/1/32	17,636	18,564
5.000%, 1/1/33	871,405	904,763
5.500%, 3/1/33	866,268	911,578
5.500%, 6/1/33	50,994	53,662
5.000%, 7/1/33	299,103	310,553
5.000%, 8/1/33	2,100,257	2,181,353
5.000%, 11/1/33	794,317	824,476
5.500%, 11/1/33	6,486,953	6,826,251
4.736%, 1/1/34(l)	4,154,716	4,353,648
5.000%, 2/1/34	384,748	399,296
6.000%, 2/1/34	826,265	880,037
5.000%, 3/1/34	1,273,855	1,322,222
5.000%, 4/1/34	900,294	934,336
5.000%, 5/1/34	993,985	1,031,414
4.280%, 6/1/34(l)	54,027	56,078
5.000%, 7/1/34	1,242,514	1,289,303
5.000%, 8/1/34	1,700,547	1,764,849
5.500%, 8/1/34	61,399	64,581
6.000%, 8/1/34	505,722	538,001
5.500%, 11/1/34	1,786,795	1,879,415
5.000%, 12/1/34	1,355,948	1,407,220
4.326%, 1/1/35(l)	123,372	126,355
5.000%, 2/1/35	291,355	302,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 2/1/35	$522,273	$561,811
5.000%, 3/1/35	393,390	408,203
6.000%, 4/1/35	2,745,992	2,925,125
5.500%, 5/1/35	38,485,808	40,444,674
5.000%, 6/1/35	3,843,442	3,985,169
5.000%, 7/1/35	7,362,287	7,640,673
5.500%, 8/1/35	3,195,229	3,361,450
4.500%, 9/1/35	5,793,083	5,901,704
4.864%, 9/1/35(l)	262,952	273,293
5.000%, 9/1/35	402,957	418,257
5.500%, 9/1/35	5,302,792	5,570,210
4.500%, 10/1/35	131,233	133,694
5.000%, 10/1/35	7,785,347	8,066,349
5.500%, 10/1/35	13,093,538	13,753,841
5.000%, 11/1/35	15,521,023	16,093,290
5.500%, 12/1/35	15,076,803	15,838,792
6.500%, 1/1/36	275,082	295,735
5.000%, 2/1/36	6,162,454	6,384,879
5.000%, 3/1/36	4,937,592	5,115,808
6.000%, 3/1/36	9,178,343	9,741,233
5.000%, 6/1/36	1,114,775	1,154,315
5.500%, 6/1/36	7,270,716	7,635,765
6.093%, 6/1/36(l)	155,708	163,860
5.000%, 7/1/36	14,486,779	15,005,133
5.500%, 7/1/36	1,028,755	1,080,796
6.000%, 7/1/36	616,967	653,841
7.000%, 7/1/36	51,184	55,864
6.000%, 8/1/36	209,761	222,297
6.500%, 8/1/36	2,179,449	2,339,432
6.000%, 9/1/36	4,709,153	4,993,596
6.500%, 9/1/36	9,373,253	10,053,546
6.000%, 10/1/36	4,013,641	4,253,103
6.500%, 10/1/36	1,556,413	1,672,537
6.000%, 11/1/36	1,183,775	1,253,445
6.000%, 12/1/36	2,655,881	2,811,888
6.500%, 12/1/36	1,401,318	1,501,709
6.000%, 1/1/37	809,603	856,977
5.000%, 2/1/37	328,563	340,012
5.500%, 2/1/37	178,310	187,749
6.000%, 2/1/37	853,656	903,608
5.500%, 4/1/37	190,793	201,071
6.000%, 4/1/37	2,783,665	2,948,618
7.000%, 4/1/37	1,630,747	1,779,872
5.500%, 5/1/37	180,462	190,101
5.000%, 7/1/37	1,162,082	1,202,210
5.500%, 7/1/37	428,162	451,226
6.500%, 7/1/37	4,999,906	5,362,789
5.625%, 7/15/37	491,000	550,493
5.500%, 8/1/37	5,082,536	5,328,741
6.000%, 8/1/37	7,308,521	7,731,626
6.500%, 8/1/37	204,720	219,258
5.000%, 9/1/37	170,112	175,986
5.820%, 9/1/37(l)	6,124,482	6,499,610
6.000%, 9/1/37	17,786,779	18,839,887
5.500%, 10/1/37	251,229	264,644
6.500%, 10/1/37	1,553,066	1,665,785
5.000%, 11/1/37	110,151	113,955
5.500%, 11/1/37	629,702	659,883
6.000%, 11/1/37	2,256,982	2,400,076
7.500%, 11/1/37	500,115	548,640
5.500%, 12/1/37	1,016,934	1,065,675
6.500%, 12/1/37	3,214,763	3,443,062
5.000%, 1/1/38	709,066	733,551
6.000%, 1/1/38	343,934	363,870
5.000%, 2/1/38	21,375,227	22,139,032
5.500%, 2/1/38	$2,287,231	$2,397,094
5.000%, 3/1/38	3,152,334	3,261,188
6.000%, 3/1/38	499,145	528,010
4.500%, 4/1/38	922,738	936,002
5.500%, 4/1/38	307,150	324,031
4.500%, 5/1/38	914,079	927,218
5.000%, 5/1/38	584,592	604,779
5.500%, 5/1/38	2,042,379	2,154,630
6.000%, 5/1/38	15,815,994	16,731,592
5.000%, 6/1/38	389,888	403,351
5.500%, 6/1/38	50,098,272	52,525,573
6.000%, 6/1/38	5,564,518	5,890,745
4.957%, 7/1/38(l)	8,781,266	9,283,656
5.500%, 7/1/38	403,952	424,228
6.000%, 7/1/38	410,841	435,651
6.000%, 8/1/38	1,528,707	1,624,209
5.500%, 9/1/38	2,736,072	2,874,635
6.000%, 9/1/38	8,747,457	9,245,652
6.500%, 9/1/38	317,286	340,512
6.000%, 10/1/38	4,406,209	4,657,156
4.000%, 11/1/38	383,666	380,594
6.500%, 11/1/38	2,081,357	2,233,719
5.500%, 12/1/38	5,524,281	5,833,942
4.500%, 1/1/39	49,733	50,448
5.000%, 1/1/39	9,851,696	10,196,505
4.000%, 2/1/39	3,966,494	3,934,731
4.500%, 2/1/39	9,227,334	9,359,976
5.442%, 2/1/39(l)	8,120,672	8,618,067
4.500%, 3/1/39	12,433,865	12,616,319
5.000%, 3/1/39	1,912,444	1,980,874
4.500%, 4/1/39	2,862,781	2,903,933
4.500%, 5/1/39	12,953,526	13,147,829
4.000%, 6/1/39	4,963,620	4,923,872
4.500%, 6/1/39	20,741,815	21,039,978
4.000%, 7/1/39	227,486	225,664
4.500%, 7/1/39	5,825,479	5,909,844
4.000%, 8/1/39	13,601,302	13,492,385
4.000%, 9/1/39	8,004,335	7,940,238
4.500%, 10/25/24 TBA	5,000,000	5,176,562
5.000%, 10/25/24 TBA	2,000,000	2,096,719
4.000%, 10/25/39 TBA	3,000,000	2,971,875
4.500%, 10/25/39 TBA	12,500,000	12,660,156
5.000%, 10/25/39 TBA	5,000,000	5,164,063
5.500%, 10/25/39 TBA	12,000,000	12,552,187
6.000%, 10/25/39 TBA	11,000,000	11,603,282
Government National Mortgage Association
5.000%, 8/15/21	53,060	56,432
6.000%, 1/15/29	15,368	16,435
6.000%, 6/15/29	9,625	10,291
6.000%, 12/15/31	18,471	19,751
7.000%, 2/15/32	16,769	18,282
6.500%, 5/15/32	220,887	237,945
6.000%, 7/15/32	16,760	17,916
6.000%, 1/15/33	13,018	13,955
6.500%, 1/15/33	185,148	199,851
6.500%, 2/15/33	228,922	247,602
7.000%, 2/15/33	12,902	14,038
5.500%, 4/15/33	29,742	31,509
4.500%, 8/15/33	40,369	41,216
5.000%, 11/15/33	82,470	86,001
6.500%, 6/15/34	231,272	249,638
6.500%, 8/15/34	1,850,885	1,997,293
6.000%, 9/15/34	380,976	405,691
6.000%, 12/15/34	33,196	35,299
6.000%, 1/15/35	111,192	118,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 2/15/35	$59,464	$63,436
6.000%, 3/15/35	275,747	293,490
5.500%, 4/15/35	298,970	316,313
6.000%, 5/15/35	25,904	27,630
6.000%, 7/15/35	144,265	153,878
6.000%, 9/15/35	20,461	21,825
6.000%, 10/15/35	57,401	60,984
6.000%, 12/15/35	81,720	86,693
6.500%, 12/15/35	2,145,159	2,319,873
6.000%, 1/15/36	25,207	26,741
6.000%, 2/15/36	17,548	18,616
6.000%, 3/15/36	44,614	47,329
6.000%, 4/15/36	44,844	47,573
6.000%, 5/15/36	404,686	429,169
5.000%, 6/15/36	226,794	235,795
6.000%, 6/15/36	903,797	957,953
6.000%, 7/15/36	711,471	754,102
6.000%, 8/15/36	714,010	757,624
6.500%, 8/15/36	73,038	77,994
6.000%, 9/15/36	482,370	511,274
6.000%, 10/15/36	1,170,050	1,239,933
6.500%, 2/15/37	162,316	173,076
6.500%, 3/15/37	17,988	19,180
5.500%, 5/15/37	1,829,167	1,924,984
6.000%, 6/15/37	113,513	120,209
5.500%, 7/15/37	95,926	100,951
6.500%, 8/15/37	26,537	28,263
6.500%, 9/15/37	26,100	27,797
6.000%, 10/15/37	198,769	210,432
5.000%, 11/15/37	655,776	680,572
5.000%, 12/15/37	952,553	988,572
5.500%, 12/15/37	187,402	197,160
6.500%, 12/15/37	882,313	939,698
5.000%, 2/15/38	108,250	112,309
6.000%, 2/15/38	426,479	451,501
6.500%, 3/15/38	61,332	65,322
6.000%, 4/15/38	5,891,423	6,238,925
6.000%, 5/15/38	846,418	896,079
5.500%, 6/15/38	1,424,342	1,498,507
6.000%, 6/15/38	2,630,910	2,785,270
5.500%, 7/15/38	622,127	654,522
6.000%, 7/15/38	1,743,378	1,848,465
6.500%, 7/15/38	44,028	46,891
5.500%, 8/15/38	701,388	737,910
6.000%, 8/15/38	898,061	950,752
6.500%, 8/15/38	2,001,557	2,131,736
6.000%, 9/15/38	783,858	829,849
6.500%, 9/15/38	2,542,827	2,708,210
5.500%, 10/15/38	441,697	464,696
6.000%, 10/15/38	13,969,601	14,789,544
6.500%, 10/15/38	1,685,447	1,795,067
6.000%, 11/15/38	2,485,192	2,631,002
6.500%, 11/15/38	678,254	722,367
5.500%, 12/15/38	8,693,823	9,146,513
6.000%, 12/15/38	2,214,770	2,344,714
6.500%, 12/15/38	2,736,371	2,919,937
5.500%, 1/15/39	30,556,224	32,147,296
6.000%, 1/15/39	1,441,766	1,526,357
6.500%, 1/15/39	317,247	337,880
5.000%, 2/15/39	28,695,364	29,771,441
6.000%, 2/15/39	726,745	769,385
6.000%, 3/15/39	221,515	234,512
4.500%, 4/15/39	13,438,167	13,669,661
5.000%, 5/15/39	288,126	299,021
4.000%, 6/15/39	747,084	740,722
4.500%, 6/15/39	$13,976,006	$14,216,765
5.000%, 6/15/39	8,993,755	9,336,624
4.000%, 7/15/39	249,930	247,802
5.000%, 7/15/39	439,286	456,363
4.000%, 8/15/39	1,570,311	1,556,939
5.000%, 8/15/39	2,081,489	2,160,195
4.000%, 9/15/39	429,689	426,030
4.500%, 9/15/39	5,000,000	5,086,133
4.000%, 10/15/39 TBA	2,500,000	2,473,437
4.500%, 10/15/39 TBA	10,000,000	10,148,438
5.000%, 10/15/39 TBA	20,000,000	20,696,876
5.500%, 10/15/39 TBA	15,000,000	15,737,109
6.000%, 10/15/39 TBA	2,000,000	2,110,938

		1,846,568,624

U.S. Treasuries (26.9%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,920,000	2,765,249
9.250%, 2/15/16	2,604,000	3,587,619
7.250%, 5/15/16	4,432,000	5,609,596
7.500%, 11/15/16	5,019,000	6,470,199
8.750%, 5/15/17	5,000,000	6,926,955
8.875%, 8/15/17	2,903,000	4,066,014
8.875%, 2/15/19	200,000	289,188
8.125%, 8/15/19	195,000	271,720
8.500%, 2/15/20	7,891,000	11,328,517
8.750%, 8/15/20	2,175,000	3,188,074
7.875%, 2/15/21	3,000,000	4,182,186
8.125%, 5/15/21	6,000,000	8,519,064
8.000%, 11/15/21	6,987,000	9,889,882
7.250%, 8/15/22	3,000,000	4,046,718
7.625%, 11/15/22	2,000,000	2,782,500
7.125%, 2/15/23	6,085,000	8,159,608
6.250%, 8/15/23	2,390,000	2,995,717
6.750%, 8/15/26	4,947,000	6,615,069
6.500%, 11/15/26	3,000,000	3,925,314
6.625%, 2/15/27	3,409,000	4,520,123
6.375%, 8/15/27	5,422,000	7,046,908
6.125%, 11/15/27	6,950,000	8,826,500
5.500%, 8/15/28	4,500,000	5,368,361
5.250%, 11/15/28	1,000,000	1,160,938
5.250%, 2/15/29	4,170,000	4,840,457
6.125%, 8/15/29	5,994,000	7,699,479
6.250%, 5/15/30	6,150,000	8,048,813
5.375%, 2/15/31	7,107,000	8,444,004
4.500%, 2/15/36	2,000,000	2,148,124
4.750%, 2/15/37	4,244,000	4,735,375
5.000%, 5/15/37	3,474,000	4,026,039
4.375%, 2/15/38	7,046,000	7,422,524
4.500%, 5/15/38	6,455,000	6,946,187
3.500%, 2/15/39	7,125,000	6,454,808
4.250%, 5/15/39	10,680,000	11,048,791
4.500%, 8/15/39	9,150,000	9,864,844
U.S. Treasury Notes
1.500%, 10/31/10	9,580,000	9,687,028
4.375%, 12/15/10	10,000,000	10,467,190
0.875%, 12/31/10	8,066,000	8,100,660
0.875%, 1/31/11	72,900,000	73,204,722
5.000%, 2/15/11	820,000	869,424
0.875%, 2/28/11	47,300,000	47,481,064
4.500%, 2/28/11	1,916,000	2,020,782
0.875%, 4/30/11	250,000	250,684
4.875%, 4/30/11	300,000	319,652
0.875%, 5/31/11	10,000,000	10,023,830
4.875%, 5/31/11	30,300,000	32,378,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 6/30/11^	$2,000,000	$2,011,562
5.125%, 6/30/11	14,787,000	15,897,755
1.000%, 7/31/11	14,500,000	14,541,354
4.875%, 7/31/11	5,000,000	5,366,600
5.000%, 8/15/11	10,000,000	10,773,830
1.000%, 8/31/11	100,000	100,176
4.625%, 8/31/11	6,000,000	6,423,984
1.000%, 9/30/11	10,000,000	10,007,810
4.500%, 9/30/11	13,155,000	14,077,902
1.750%, 11/15/11	150,000	152,262
4.500%, 11/30/11	26,916,000	28,901,055
1.125%, 12/15/11	10,400,000	10,410,566
4.625%, 12/31/11	8,414,000	9,072,000
1.125%, 1/15/12	10,150,000	10,150,000
1.375%, 2/15/12	10,000,000	10,052,340
4.875%, 2/15/12	5,000,000	5,438,670
4.500%, 3/31/12	7,661,000	8,283,456
1.375%, 4/15/12	200,000	200,875
4.500%, 4/30/12	4,790,000	5,189,668
1.375%, 5/15/12	5,000,000	5,016,795
1.875%, 6/15/12	10,000,000	10,156,250
1.500%, 7/15/12	4,550,000	4,572,750
4.625%, 7/31/12	5,000,000	5,459,375
1.750%, 8/15/12	15,100,000	15,255,711
4.375%, 8/15/12	690,000	749,135
4.125%, 8/31/12	3,830,000	4,130,716
1.375%, 9/15/12	10,000,000	9,982,810
3.625%, 12/31/12	5,767,000	6,150,863
3.875%, 2/15/13	10,000,000	10,746,090
2.750%, 2/28/13	6,000,000	6,229,218
3.125%, 4/30/13	6,705,000	7,039,727
3.625%, 5/15/13	4,315,000	4,603,229
3.375%, 6/30/13	6,707,000	7,099,467
3.375%, 7/31/13	9,586,000	10,153,673
4.250%, 8/15/13	415,000	452,512
3.125%, 8/31/13	5,000,000	5,240,235
3.125%, 9/30/13	7,000,000	7,335,237
2.750%, 10/31/13	7,667,000	7,912,582
4.250%, 11/15/13	500,000	546,054
2.000%, 11/30/13	5,752,000	5,760,087
1.500%, 12/31/13	4,943,000	4,839,894
1.750%, 1/31/14	9,200,000	9,085,000
4.000%, 2/15/14	465,000	502,963
1.875%, 2/28/14	25,350,000	25,130,165
1.750%, 3/31/14	20,125,000	19,802,678
1.875%, 4/30/14^	19,675,000	19,441,359
4.750%, 5/15/14	15,000,000	16,720,320
2.250%, 5/31/14	15,300,000	15,346,619
2.625%, 6/30/14	10,250,000	10,432,573
2.625%, 7/31/14	14,885,000	15,133,862
4.250%, 8/15/14	5,000,000	5,465,625
2.375%, 8/31/14	200,000	200,750
2.375%, 9/30/14	20,000,000	20,051,600
4.000%, 2/15/15	13,135,000	14,152,962
4.125%, 5/15/15	10,000,000	10,828,120
4.250%, 8/15/15	10,000,000	10,890,620
2.625%, 2/29/16	5,000,000	4,946,875
2.375%, 3/31/16	7,000,000	6,813,513
2.625%, 4/30/16	5,000,000	4,935,155
5.125%, 5/15/16	2,889,000	3,295,266
3.250%, 5/31/16	5,150,000	5,275,933
3.250%, 6/30/16	5,000,000	5,121,485
4.875%, 8/15/16	10,114,000	11,379,828
3.000%, 8/31/16	15,200,000	15,290,258
3.000%, 9/30/16	15,000,000	15,059,760
4.625%, 2/15/17	$4,058,000	$4,492,648
4.500%, 5/15/17	3,500,000	3,841,523
4.750%, 8/15/17	6,070,000	6,763,783
4.250%, 11/15/17	9,867,000	10,631,693
3.500%, 2/15/18	9,675,000	9,881,348
3.875%, 5/15/18	11,206,000	11,744,415
4.000%, 8/15/18	7,000,000	7,389,921
3.750%, 11/15/18	16,860,000	17,446,155
2.750%, 2/15/19	17,350,000	16,557,053
3.125%, 5/15/19	32,375,000	31,856,482
3.625%, 8/15/19	275,000	282,262

		1,091,699,745

Total Government Securities		3,059,592,960

Total Long-Term Debt Securities (99.3%) (Cost $3,934,763,262)		4,032,806,186

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.4%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	$6,000,000	5,998,284
Monumental Global Funding II
0.40%, 3/26/10 (l)	6,000,000	5,891,802
Pricoa Global Funding I
0.41%, 12/15/09 (l)	2,000,000	1,968,648
Principal Life Income Fund Trust 29
0.40%, 3/22/10 (l)	4,000,000	3,898,268

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,757,002

Time Deposit (6.4%)
JPMorgan Chase Nassau
0.000%, 10/1/09	257,712,930	257,712,930

Total Short-Term Investments (6.8%) (Cost/Amortized Cost $275,712,930)		275,469,932

Total Investments (106.1%) (Cost/Amortized Cost $4,210,476,192)		4,308,276,118
Other Assets Less Liabilities (-6.1%)		(246,166,503)

Net Assets (100%)		$4,062,109,615

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $13,374,558 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

Glossary:

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$14,779,710	$—	$14,779,710
Non-Agency CMO	—	130,045,939	—	130,045,939
Corporate Bonds
Consumer Discretionary	—	57,030,189	—	57,030,189
Consumer Staples	—	61,228,610	—	61,228,610
Energy	—	70,355,114	—	70,355,114
Financials	—	346,466,679	—	346,466,679
Health Care	—	49,685,690	—	49,685,690
Industrials	—	48,703,091	—	48,703,091
Information Technology	—	27,224,009	—	27,224,009
Materials	—	34,735,963	—	34,735,963
Telecommunication Services	—	65,289,393	—	65,289,393
Utilities	—	67,668,839	—	67,668,839
Government Securities
Foreign Governments	—	64,792,518	—	64,792,518
Municipal Bonds	—	8,271,029	—	8,271,029
Supranational	—	48,261,044	—	48,261,044
U.S. Government Agencies	—	1,846,568,624	—	1,846,568,624
U.S. Treasuries	—	1,091,699,745	—	1,091,699,745
Short-Term Investments	—	275,469,932	—	275,469,932

Total Asset	$—	$4,308,276,118	$—	$4,308,276,118

Total Liability	$—	$—	$—	$—

Total	$—	$4,308,276,118	$—	$4,308,276,118

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-ABS
Balance as of 12/31/08	$6,807,991
Total gains or losses (realized/unrealized) included in earnings	(465,766)
Purchases, sales, issuances, and settlements (net)	(5,761,325)
Transfers in and/or out of Level 3	(580,900)

Balance as of 9/30/09	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,014,073,147
Long-term U.S. Treasury securities	1,470,350,422

$7,484,423,569

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,406,364,224
Long-term U.S. Treasury securities	564,524,058

$4,970,888,282

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,264,722
Aggregate gross unrealized depreciation	(36,798,728)

Net unrealized appreciation	$97,465,994

Federal income tax cost of investments	$4,210,810,124

At September 30, 2009, the Portfolio had loaned securities with a total value of $5,711,937. This was secured by collateral of $18,000,000, which was received as cash and subsequently invested in short-term investments currently valued at $17,757,002, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $72,339,097 of which $6,549,439 expires in the year 2015, and $65,849,658 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.7%)
Automobiles (0.7%)
Harley-Davidson, Inc.	109,620	$2,521,260

Diversified Consumer Services (0.9%)
H&R Block, Inc.	187,040	3,437,795

Household Durables (0.4%)
Garmin Ltd.	20,905	788,955
Hunter Douglas N.V.	13,143	529,287

		1,318,242

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	17,440	1,628,199
Liberty Media Corp., Interactive, Class A*	65,790	721,716

		2,349,915

Media (3.7%)
Comcast Corp., Class A	179,005	2,878,400
Grupo Televisa S.A. (ADR)	76,600	1,423,994
Lagardere S.C.A.	14,800	689,361
Liberty Media Corp., Entertainment Series, Class A*	54,390	1,692,073
News Corp., Class A	350,579	4,203,442
Walt Disney Co.	97,000	2,663,620

		13,550,890

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.*	140,620	5,278,875
CarMax, Inc.*	144,260	3,015,034
Staples, Inc.	23,805	552,752

		8,846,661

Total Consumer Discretionary		32,024,763

Consumer Staples (11.6%)
Beverages (3.2%)
Coca-Cola Co.	51,400	2,760,180
Diageo plc (ADR)	79,325	4,877,694
Heineken Holding N.V.	97,567	3,979,844

		11,617,718

Food & Staples Retailing (5.4%)
Costco Wholesale Corp.	231,590	13,075,571
CVS Caremark Corp.	192,270	6,871,730

		19,947,301

Food Products (0.3%)
Hershey Co.	26,480	1,029,013

Household Products (1.7%)
Procter & Gamble Co.	106,230	6,152,842

Personal Products (0.1%)
Natura Cosmeticos S.A.	23,000	413,496

Tobacco (0.9%)
Philip Morris International, Inc.	69,490	3,386,942

Total Consumer Staples		42,547,312

Energy (14.1%)
Energy Equipment & Services (0.8%)
Transocean Ltd.*	33,694	2,881,848

Oil, Gas & Consumable Fuels (13.3%)
Canadian Natural Resources Ltd.	132,245	8,885,541
China Coal Energy Co., Class H	1,630,600	$2,133,442
ConocoPhillips	45,970	2,076,005
Devon Energy Corp.	165,760	11,160,621
EOG Resources, Inc.	132,370	11,054,219
Occidental Petroleum Corp.	153,690	12,049,296
OGX Petroleo e Gas Participacoes S.A.	1,900	1,451,061

		48,810,185

Total Energy		51,692,033

Financials (28.4%)
Capital Markets (5.3%)
Ameriprise Financial, Inc.	63,750	2,316,038
Bank of New York Mellon Corp.	317,370	9,200,556
Goldman Sachs Group, Inc.	12,660	2,333,871
Julius Baer Holding AG (Registered)	90,300	4,509,336
Morgan Stanley	14,800	457,024
State Street Corp.	9,780	514,428

		19,331,253

Commercial Banks (4.1%)
Wells Fargo & Co.	536,427	15,116,513

Consumer Finance (3.5%)
American Express Co.	380,705	12,905,899

Diversified Financial Services (3.8%)
Bank of America Corp.	29,164	493,455
JPMorgan Chase & Co.	262,800	11,515,896
Moody’s Corp.	99,378	2,033,274

		14,042,625

Insurance (10.8%)
American International Group, Inc.*	8,955	395,005
Berkshire Hathaway, Inc., Class B*	4,704	15,631,392
Everest Reinsurance Group Ltd.	6,815	597,675
Fairfax Financial Holdings Ltd.	3,720	1,379,116
Loews Corp.	257,621	8,823,519
Markel Corp.*	937	309,041
Nipponkoa Insurance Co., Ltd.	29,800	186,572
Principal Financial Group, Inc.	28,575	782,669
Progressive Corp.*	447,439	7,418,539
Sun Life Financial, Inc.	16,435	513,429
Transatlantic Holdings, Inc.	71,893	3,606,872

		39,643,829

Real Estate Management & Development (0.9%)
Brookfield Asset Management, Inc., Class A	47,816	1,085,901
Hang Lung Group Ltd.	435,000	2,177,793

		3,263,694

Total Financials		104,303,813

Health Care (9.7%)
Health Care Equipment & Supplies (1.1%)
Becton, Dickinson and Co.	47,000	3,278,250
CareFusion Corp.*	28,610	623,698

		3,901,948

Health Care Providers & Services (3.4%)
Cardinal Health, Inc.	57,220	1,533,496
Express Scripts, Inc.*	69,580	5,398,016
Laboratory Corp. of America Holdings*	19,700	1,294,290
UnitedHealth Group, Inc.	178,200	4,462,128

		12,687,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (5.2%)
Johnson & Johnson	107,340	$6,535,933
Merck & Co., Inc.	104,600	3,308,498
Pfizer, Inc.	166,600	2,757,230
Schering-Plough Corp.	224,100	6,330,825

		18,932,486

Total Health Care		35,522,364

Industrials (5.4%)
Air Freight & Logistics (0.5%)
United Parcel Service, Inc., Class B	30,780	1,738,146

Commercial Services & Supplies (1.6%)
Iron Mountain, Inc.*	220,536	5,879,490

Electrical Equipment (0.6%)
ABB Ltd. (ADR)*	118,140	2,367,526

Industrial Conglomerates (0.7%)
Tyco International Ltd.	72,767	2,509,006

Machinery (0.2%)
PACCAR, Inc.	14,325	540,196

Marine (0.7%)
China Shipping Development Co., Ltd., Class H	761,000	962,291
Kuehne & Nagel International AG (Registered)	19,551	1,698,897

		2,661,188

Transportation Infrastructure (1.1%)
China Merchants Holdings International Co., Ltd.	959,911	3,183,168
COSCO Pacific Ltd.	554,669	795,855
LLX Logistica S.A.*	17,400	64,234

		4,043,257

Total Industrials		19,738,809

Information Technology (10.0%)
Computers & Peripherals (1.7%)
Hewlett-Packard Co.	135,040	6,375,239

Electronic Equipment, Instruments & Components (1.6%)
Agilent Technologies, Inc.*	148,862	4,142,829
Tyco Electronics Ltd.	72,652	1,618,687

		5,761,516

Internet Software & Services (1.6%)
Google, Inc., Class A*	11,935	5,917,970

IT Services (0.2%)
Visa, Inc., Class A	12,620	872,168

Semiconductors & Semiconductor Equipment (2.1%)
Texas Instruments, Inc.	329,000	7,794,010

Software (2.8%)
Activision Blizzard, Inc.*	181,900	2,253,741
Microsoft Corp.	302,361	7,828,126

		10,081,867

Total Information Technology		36,802,770

Materials (5.1%)
Chemicals (0.7%)
Monsanto Co.	23,080	$1,786,392
Potash Corp. of Saskatchewan, Inc.	8,053	727,508

		2,513,900

Construction Materials (1.0%)
Martin Marietta Materials, Inc.	14,520	1,336,856
Vulcan Materials Co.	46,945	2,538,316

		3,875,172

Containers & Packaging (1.7%)
Sealed Air Corp.	311,422	6,113,214

Metals & Mining (0.8%)
BHP Billiton plc	51,550	1,407,130
Rio Tinto plc	33,138	1,413,224

		2,820,354

Paper & Forest Products (0.9%)
Sino-Forest Corp.*	215,400	3,402,059

Total Materials		18,724,699

Utilities (0.4%)
Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	91,300	1,353,066

Total Utilities		1,353,066

Total Common Stocks (93.4%) (Cost $325,572,323)		342,709,629

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Materials (0.5%)
Paper & Forest Products (0.5%)
Sino-Forest Corp.
5.000%, 8/1/13(b)§	$1,664,000	1,790,880

Total Materials		1,790,880

Total Convertible Bonds		1,790,880

Corporate Bond (2.0%)
Consumer Discretionary (2.0%)
Automobiles (2.0%)
Harley-Davidson, Inc.
15.000%, 2/1/14	$6,000,000	7,307,988

Total Consumer Discretionary		7,307,988

Total Corporate Bonds		7,307,988

Total Long-Term Debt Securities (2.5%) (Cost $7,664,000)		9,098,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (3.8%)
Societe Generale North America, Inc.
0.04%, 10/1/09 (p)
(Cost $14,013,000)	$14,013,000	$14,012,985

Total Investments (99.7%) (Cost $347,249,323)		365,821,482
Other Assets Less Liabilities (0.3%)		1,266,944

Net Assets (100%)		$367,088,426

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $1,790,880 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$30,806,115	$1,218,648	$—	$32,024,763
Consumer Staples	38,567,468	3,979,844	—	42,547,312
Energy	49,558,591	2,133,442	—	51,692,033
Financials	97,430,112	6,873,701	—	104,303,813
Health Care	35,522,364	—	—	35,522,364
Industrials	13,098,598	6,640,211	—	19,738,809
Information Technology	36,802,770	—	—	36,802,770
Materials	15,904,345	2,820,354	—	18,724,699
Utilities	1,353,066	—	—	1,353,066
Convertible Bonds
Materials	—	1,790,880	—	1,790,880
Corporate Bonds
Consumer Discretionary	—	7,307,988	—	7,307,988
Short-Term Investments	—	14,012,985	—	14,012,985

Total Asset	$319,043,429	$46,778,053	$—	$365,821,482

Total Liability	$—	$—	$—	$—

Total	$319,043,429	$46,778,053	$—	$365,821,482

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$87,867,730
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$547,724,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,980,746
Aggregate gross unrealized depreciation	(27,871,154)

Net unrealized appreciation	$11,109,592

Federal income tax cost of investments	$354,711,890

For the nine months ended September 30, 2009, the Portfolio incurred approximately $7,510 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $41,603,879, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	68,950	$1,174,219
Johnson Controls, Inc.	169,700	4,337,532

		5,511,751

Automobiles (0.3%)
Ford Motor Co.*^	918,883	6,625,146
Harley-Davidson, Inc.	66,950	1,539,850

		8,164,996

Distributors (0.0%)
Genuine Parts Co.^	45,500	1,731,730

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*^	30,750	2,265,352
DeVry, Inc.	17,580	972,526
H&R Block, Inc.	96,950	1,781,941

		5,019,819

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	125,100	4,163,328
Darden Restaurants, Inc.	39,150	1,336,190
International Game Technology	84,600	1,817,208
Marriott International, Inc., Class A^	85,086	2,347,523
McDonald’s Corp.	315,000	17,977,050
Starbucks Corp.*^	210,100	4,338,565
Starwood Hotels & Resorts Worldwide, Inc.^	53,300	1,760,499
Wyndham Worldwide Corp.^	50,845	829,790
Wynn Resorts Ltd.*^	19,379	1,373,777
Yum! Brands, Inc.	131,780	4,448,893

		40,392,823

Household Durables (0.4%)
Black & Decker Corp.	17,150	793,874
D.R. Horton, Inc.	78,650	897,397
Fortune Brands, Inc.^	42,850	1,841,693
Harman International Industries, Inc.	19,800	670,824
KB Home^	21,050	349,640
Leggett & Platt, Inc.	44,750	868,150
Lennar Corp., Class A	44,000	627,000
Newell Rubbermaid, Inc.^	79,176	1,242,271
Pulte Homes, Inc.^	90,007	989,177
Whirlpool Corp.^	21,066	1,473,777

		9,753,803

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	92,050	8,593,788
Expedia, Inc.*	60,019	1,437,455

		10,031,243

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.^	76,500	365,670
Hasbro, Inc.	35,508	985,347
Mattel, Inc	102,350	1,889,381

		3,240,398

Media (2.7%)
CBS Corp., Class B^	194,000	2,337,700
Comcast Corp., Class A	823,250	13,904,692
DIRECTV Group, Inc.*^	149,610	4,126,244
Gannett Co., Inc.^	66,350	830,038
Historic TW, Inc.	341,600	9,831,248
Interpublic Group of Cos., Inc.*^	136,526	1,026,676
McGraw-Hill Cos., Inc.	89,800	2,257,572
Meredith Corp.^	10,250	306,885
New York Times Co., Class A	33,250	269,990
News Corp., Class A	656,700	7,873,833
Omnicom Group, Inc.	88,700	$3,276,578
Scripps Networks Interactive, Inc., Class A	25,861	955,564
Time Warner Cable, Inc.^	100,597	4,334,725
Viacom, Inc., Class B*	173,100	4,853,724
Walt Disney Co.	530,100	14,556,546
Washington Post Co., Class B	1,750	819,140

		71,561,155

Multiline Retail (0.9%)
Big Lots, Inc.*^	23,550	589,221
Family Dollar Stores, Inc.^	40,050	1,057,320
J.C. Penney Co., Inc.	67,350	2,273,063
Kohl’s Corp.*	87,200	4,974,760
Macy’s, Inc.	118,472	2,166,853
Nordstrom, Inc.^	45,700	1,395,678
Sears Holdings Corp.*^	15,462	1,009,823
Target Corp.	214,800	10,026,864

		23,493,582

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A^	25,034	823,118
AutoNation, Inc.*^	30,839	557,569
AutoZone, Inc.*	10,300	1,506,066
Bed Bath & Beyond, Inc.*	74,150	2,783,591
Best Buy Co., Inc.	97,475	3,657,262
GameStop Corp., Class A*^	47,013	1,244,434
Gap, Inc.	131,275	2,809,285
Home Depot, Inc.	484,308	12,901,965
Limited Brands, Inc.	77,107	1,310,048
Lowe’s Cos., Inc.	421,550	8,827,257
Office Depot, Inc.*	78,350	518,677
O’Reilly Automotive, Inc.*^	38,714	1,399,124
RadioShack Corp.	35,650	590,721
Sherwin-Williams Co.^	28,050	1,687,488
Staples, Inc.	204,225	4,742,104
Tiffany & Co.	35,400	1,363,962
TJX Cos., Inc.	118,100	4,387,415

		51,110,086

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	90,650	2,984,198
NIKE, Inc., Class B	110,650	7,159,055
Polo Ralph Lauren Corp.^	16,150	1,237,413
VF Corp.	25,300	1,832,479

		13,213,145

Total Consumer Discretionary		243,224,531

Consumer Staples (11.6%)
Beverages (2.7%)
Brown-Forman Corp., Class B	27,850	1,342,927
Coca-Cola Co.	665,133	35,717,642
Coca-Cola Enterprises, Inc.	90,450	1,936,534
Constellation Brands, Inc., Class A*	56,150	850,673
Dr. Pepper Snapple Group, Inc.*	72,425	2,082,219
Molson Coors Brewing Co., Class B	42,600	2,073,768
Pepsi Bottling Group, Inc.	39,000	1,421,160
PepsiCo, Inc.	444,510	26,074,957

		71,499,880

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	123,950	6,998,217
CVS Caremark Corp.	415,645	14,855,152
Kroger Co.	186,200	3,843,168
Safeway, Inc.	121,550	2,396,966
SUPERVALU, Inc.	60,379	909,308
Sysco Corp.	168,400	4,184,740
See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreen Co.	283,150	$10,609,631
Wal-Mart Stores, Inc.	619,603	30,416,311
Whole Foods Market, Inc.*	40,050	1,221,124

		75,434,617

Food Products (1.7%)
Archer-Daniels-Midland Co.	183,316	5,356,494
Campbell Soup Co.^	57,000	1,859,340
ConAgra Foods, Inc.	127,650	2,767,452
Dean Foods Co.*	50,460	897,683
General Mills, Inc.	93,950	6,048,501
H.J. Heinz Co.	89,800	3,569,550
Hershey Co.	47,300	1,838,078
Hormel Foods Corp.	19,929	707,878
J.M. Smucker Co.	33,847	1,794,229
Kellogg Co.	72,100	3,549,483
Kraft Foods, Inc., Class A	420,431	11,044,722
McCormick & Co., Inc. (Non-Voting)^	37,200	1,262,568
Sara Lee Corp.^	198,600	2,212,404
Tyson Foods, Inc., Class A	86,150	1,088,075

		43,996,457

Household Products (2.6%)
Clorox Co.	39,750	2,338,095
Colgate-Palmolive Co.	142,700	10,885,156
Kimberly-Clark Corp.	118,294	6,976,980
Procter & Gamble Co.	832,205	48,201,314

		68,401,545

Personal Products (0.2%)
Avon Products, Inc.	121,850	4,138,026
Estee Lauder Cos., Inc., Class A	33,100	1,227,348

		5,365,374

Tobacco (1.6%)
Altria Group, Inc.	590,300	10,513,243
Lorillard, Inc.	48,074	3,571,898
Philip Morris International, Inc.	560,100	27,299,274
Reynolds American, Inc.	48,200	2,145,864

		43,530,279

Total Consumer Staples		308,228,152

Energy (11.7%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.^	88,410	3,771,571
BJ Services Co.	83,300	1,618,519
Cameron International Corp.*^	61,924	2,341,966
Diamond Offshore Drilling, Inc.^	19,847	1,895,785
ENSCO International, Inc.	40,450	1,720,743
FMC Technologies, Inc.*	35,280	1,843,027
Halliburton Co.	256,150	6,946,788
Nabors Industries Ltd.*	80,800	1,688,720
National Oilwell Varco, Inc.*	119,397	5,149,593
Rowan Cos., Inc.	32,200	742,854
Schlumberger Ltd.	341,600	20,359,360
Smith International, Inc.	62,560	1,795,472

		49,874,398

Oil, Gas & Consumable Fuels (9.8%)
Anadarko Petroleum Corp.	142,594	8,944,922
Apache Corp.	95,730	8,790,886
Cabot Oil & Gas Corp.	29,584	1,057,628
Chesapeake Energy Corp.	160,900	4,569,560
Chevron Corp.	572,434	40,316,527
ConocoPhillips	422,984	19,101,957
Consol Energy, Inc.	51,600	2,327,676
Denbury Resources, Inc.*	70,962	1,073,655
Devon Energy Corp.	126,800	8,537,444
El Paso Corp.	200,096	$2,064,991
EOG Resources, Inc.	71,500	5,970,965
Exxon Mobil Corp.	1,375,949	94,403,861
Hess Corp.	81,250	4,343,625
Marathon Oil Corp.	202,114	6,447,436
Massey Energy Co.^	24,406	680,683
Murphy Oil Corp.	54,500	3,137,565
Noble Energy, Inc.	49,553	3,268,516
Occidental Petroleum Corp.	231,500	18,149,600
Peabody Energy Corp.	76,350	2,841,747
Pioneer Natural Resources Co.^	32,529	1,180,477
Range Resources Corp.	44,669	2,204,862
Southwestern Energy Co.*	98,143	4,188,743
Spectra Energy Corp.	184,156	3,487,915
Sunoco, Inc.^	33,300	947,385
Tesoro Corp.^	39,454	591,021
Valero Energy Corp.	158,835	3,079,811
Williams Cos., Inc.	165,600	2,959,272
XTO Energy, Inc.	165,495	6,838,253

		261,506,983

Total Energy		311,381,381

Financials (15.1%)
Capital Markets (3.1%)
Ameriprise Financial, Inc.	72,757	2,643,262
Bank of New York Mellon Corp.	341,319	9,894,838
Charles Schwab Corp.	268,105	5,134,211
E*TRADE Financial Corp.*	318,409	557,216
Federated Investors, Inc., Class B^	25,551	673,780
Franklin Resources, Inc.	43,017	4,327,510
Goldman Sachs Group, Inc.	143,792	26,508,055
Invesco Ltd.	117,351	2,670,909
Janus Capital Group, Inc.	51,232	726,470
Legg Mason, Inc.^	46,163	1,432,438
Morgan Stanley	385,913	11,916,993
Northern Trust Corp.	68,800	4,001,408
State Street Corp.	141,020	7,417,652
T. Rowe Price Group, Inc.	72,986	3,335,460

		81,240,202

Commercial Banks (2.8%)
BB&T Corp.^	194,250	5,291,370
Comerica, Inc.	43,150	1,280,260
Fifth Third Bancorp	226,917	2,298,669
First Horizon National Corp.*	63,247	836,753
Huntington Bancshares, Inc./Ohio^	155,188	730,935
KeyCorp	246,850	1,604,525
M&T Bank Corp.^	23,350	1,455,172
Marshall & Ilsley Corp.^	100,550	811,438
PNC Financial Services Group, Inc.	131,445	6,386,913
Regions Financial Corp.^	329,702	2,047,449
SunTrust Banks, Inc.^	142,300	3,208,865
U.S. Bancorp	541,795	11,843,639
Wells Fargo & Co.	1,329,353	37,461,168
Zions Bancorp.^	35,500	637,935

		75,895,091

Consumer Finance (0.7%)
American Express Co.	339,044	11,493,592
Capital One Financial Corp.	129,006	4,609,385
Discover Financial Services	152,871	2,481,096
SLM Corp.*	133,392	1,163,178

		19,747,251

Diversified Financial Services (4.6%)
Bank of America Corp.	2,466,994	41,741,538
Citigroup, Inc.	3,714,890	17,980,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CME Group, Inc.	19,023	$5,862,698
IntercontinentalExchange, Inc.*	20,847	2,026,120
JPMorgan Chase & Co.	1,113,941	48,812,895
Leucadia National Corp.*	51,742	1,279,062
Moody’s Corp.^	54,476	1,114,579
NASDAQ OMX Group, Inc.*	39,223	825,644
NYSE Euronext	74,221	2,144,245

		121,786,849

Insurance (2.7%)
Aflac, Inc.	133,500	5,705,790
Allstate Corp.	153,076	4,687,187
American International Group, Inc.*^	38,366	1,692,324
Aon Corp.	79,025	3,215,527
Assurant, Inc.	33,580	1,076,575
Chubb Corp.	100,500	5,066,205
Cincinnati Financial Corp.^	46,363	1,204,974
Genworth Financial, Inc., Class A	123,670	1,477,857
Hartford Financial Services Group, Inc.	109,700	2,907,050
Lincoln National Corp.	84,528	2,190,120
Loews Corp.	103,097	3,531,072
Marsh & McLennan Cos., Inc.	149,150	3,688,480
MBIA, Inc.*^	48,600	377,136
MetLife, Inc.	233,750	8,898,863
Principal Financial Group, Inc.	88,700	2,429,493
Progressive Corp.*	194,350	3,222,323
Prudential Financial, Inc.	132,200	6,598,102
Torchmark Corp.	23,650	1,027,119
Travelers Cos., Inc.	167,174	8,229,976
Unum Group	94,570	2,027,581
XL Capital Ltd., Class A	97,600	1,704,096

		70,957,850

Real Estate Investment Trusts (REITs) (1.1%)
Apartment Investment & Management Co. (REIT), Class A^	33,363	492,104
AvalonBay Communities, Inc. (REIT)	22,844	1,661,444
Boston Properties, Inc. (REIT)^	39,600	2,595,780
Equity Residential (REIT)	78,200	2,400,740
HCP, Inc. (REIT)	82,168	2,361,508
Health Care REIT, Inc. (REIT)^	34,043	1,416,870
Host Hotels & Resorts, Inc. (REIT)	171,659	2,020,427
Kimco Realty Corp. (REIT)^	92,370	1,204,505
Plum Creek Timber Co., Inc. (REIT)^	46,450	1,423,228
ProLogis (REIT)^	126,350	1,506,092
Public Storage (REIT)	35,800	2,693,592
Simon Property Group, Inc. (REIT)	79,909	5,548,082
Ventas, Inc. (REIT)	44,640	1,718,640
Vornado Realty Trust (REIT)^	45,546	2,933,606

		29,976,618

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*^	67,550	793,037

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	148,814	1,956,904
People’s United Financial, Inc.	99,393	1,546,555

		3,503,459

Total Financials		403,900,357

Health Care (13.1%)
Biotechnology (1.7%)
Amgen, Inc.*	289,054	17,409,723
Biogen Idec, Inc.*^	82,389	4,162,292
Celgene Corp.*	131,400	7,345,260
Cephalon, Inc.*^	21,093	$1,228,456
Genzyme Corp.*^	77,050	4,371,047
Gilead Sciences, Inc.*	258,800	12,054,904

		46,571,682

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	172,800	9,851,328
Becton, Dickinson and Co.	68,400	4,770,900
Boston Scientific Corp.*^	430,056	4,554,293
C.R. Bard, Inc.^	28,350	2,228,593
CareFusion Corp.*	51,387	1,120,237
DENTSPLY International, Inc.^	42,430	1,465,532
Hospira, Inc.*	45,810	2,043,126
Intuitive Surgical, Inc.*	10,863	2,848,822
Medtronic, Inc.	319,300	11,750,240
St. Jude Medical, Inc.*	98,922	3,858,947
Stryker Corp.	68,050	3,091,511
Varian Medical Systems, Inc.*^	35,838	1,509,855
Zimmer Holdings, Inc.*	61,450	3,284,503

		52,377,887

Health Care Providers & Services (2.0%)
Aetna, Inc.	127,622	3,551,720
AmerisourceBergen Corp.	86,200	1,929,156
Cardinal Health, Inc.	102,775	2,754,370
CIGNA Corp.	77,850	2,186,807
Coventry Health Care, Inc.*	42,350	845,306
DaVita, Inc.*	29,494	1,670,540
Express Scripts, Inc.*	77,400	6,004,692
Humana, Inc.*^	48,450	1,807,185
Laboratory Corp. of America Holdings*^	30,900	2,030,130
McKesson Corp.	77,531	4,616,971
Medco Health Solutions, Inc.*	137,772	7,620,169
Patterson Cos., Inc.*^	26,100	711,225
Quest Diagnostics, Inc.^	42,850	2,236,342
Tenet Healthcare Corp.*	119,200	700,896
UnitedHealth Group, Inc.	339,600	8,503,584
WellPoint, Inc.*	138,350	6,552,256

		53,721,349

Health Care Technology (0.0%)
IMS Health, Inc.	51,820	795,437

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	49,906	2,323,124
Millipore Corp.*	15,850	1,114,731
PerkinElmer, Inc.	33,200	638,768
Thermo Fisher Scientific, Inc.*	119,400	5,214,198
Waters Corp.*^	27,500	1,536,150

		10,826,971

Pharmaceuticals (7.0%)
Abbott Laboratories, Inc.	441,250	21,828,638
Allergan, Inc.	87,800	4,983,528
Bristol-Myers Squibb Co.	565,600	12,737,312
Eli Lilly and Co.^	288,660	9,534,440
Forest Laboratories, Inc.*	86,100	2,534,784
Johnson & Johnson	786,760	47,905,816
King Pharmaceuticals, Inc.*^	70,710	761,547
Merck & Co., Inc.	602,050	19,042,841
Mylan, Inc.*^	87,050	1,393,670
Pfizer, Inc.	1,926,672	31,886,422
Schering-Plough Corp.	464,950	13,134,837
Watson Pharmaceuticals, Inc.*	30,050	1,101,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	380,800	$18,499,264

		185,344,131

Total Health Care		349,637,457

Industrials (10.2%)
Aerospace & Defense (2.8%)
Boeing Co.	207,374	11,229,302
General Dynamics Corp.	109,900	7,099,540
Goodrich Corp.	35,350	1,920,919
Honeywell International, Inc.	212,412	7,891,106
ITT Corp.	52,000	2,711,800
L-3 Communications Holdings, Inc.	33,300	2,674,656
Lockheed Martin Corp.	93,308	7,285,489
Northrop Grumman Corp.^	92,370	4,780,147
Precision Castparts Corp.	40,050	4,079,894
Raytheon Co.	112,550	5,399,023
Rockwell Collins, Inc.	45,250	2,298,700
United Technologies Corp.	269,000	16,390,170

		73,760,746

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	48,452	2,798,103
Expeditors International of Washington, Inc.^	60,648	2,131,777
FedEx Corp.	88,910	6,687,810
United Parcel Service, Inc., Class B	284,150	16,045,951

		27,663,641

Airlines (0.1%)
Southwest Airlines Co.	211,518	2,030,573

Building Products (0.0%)
Masco Corp.	102,550	1,324,946

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	32,200	1,159,522
Cintas Corp.^	37,450	1,135,110
Iron Mountain, Inc.*^	51,447	1,371,577
Pitney Bowes, Inc.^	58,900	1,463,665
R.R. Donnelley & Sons Co.	58,550	1,244,773
Republic Services, Inc.	91,951	2,443,138
Stericycle, Inc.*^	24,265	1,175,639
Waste Management, Inc.	140,506	4,189,889

		14,183,313

Construction & Engineering (0.2%)
Fluor Corp.	51,400	2,613,690
Jacobs Engineering Group, Inc.*	35,214	1,618,083
Quanta Services, Inc.*^	55,600	1,230,428

		5,462,201

Electrical Equipment (0.4%)
Emerson Electric Co.	214,600	8,601,168
Rockwell Automation, Inc.	40,450	1,723,170

		10,324,338

Industrial Conglomerates (2.5%)
3M Co.	198,300	14,634,540
General Electric Co.	3,023,583	49,647,233
Textron, Inc.^	76,700	1,455,766

		65,737,539

Machinery (1.6%)
Caterpillar, Inc.^	171,800	8,818,494
Cummins, Inc.^	57,600	2,581,056
Danaher Corp.	72,850	4,904,262
Deere & Co.	120,700	5,180,444
Dover Corp.	53,100	2,058,156
Eaton Corp.	47,250	2,673,878
Flowserve Corp.	15,997	1,576,344
Illinois Tool Works, Inc.	109,750	$4,687,423
PACCAR, Inc.^	103,650	3,908,641
Pall Corp.	33,650	1,086,222
Parker Hannifin Corp.	45,800	2,374,272
Snap-On, Inc.	16,400	570,064
Stanley Works	22,550	962,659

		41,381,915

Professional Services (0.1%)
Dun & Bradstreet Corp.	15,156	1,141,550
Equifax, Inc.	36,000	1,049,040
Monster Worldwide, Inc.*^	35,950	628,406
Robert Half International, Inc.^	43,600	1,090,872

		3,909,868

Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	79,553	6,350,716
CSX Corp.	111,800	4,679,948
Norfolk Southern Corp.	104,850	4,520,083
Ryder System, Inc.	16,000	624,960
Union Pacific Corp.	144,000	8,402,400

		24,578,107

Trading Companies & Distributors (0.1%)
Fastenal Co.^	36,883	1,427,372
W.W. Grainger, Inc.	17,800	1,590,608

		3,017,980

Total Industrials		273,375,167

Information Technology (18.6%)
Communications Equipment (2.7%)
Ciena Corp.*^	26,014	423,508
Cisco Systems, Inc.*	1,646,850	38,766,849
Harris Corp.	37,784	1,420,678
JDS Uniphase Corp.*	62,850	446,864
Juniper Networks, Inc.*	149,300	4,034,086
Motorola, Inc.	654,502	5,622,172
QUALCOMM, Inc.	472,600	21,257,548
Tellabs, Inc.*	112,950	781,614

		72,753,319

Computers & Peripherals (5.7%)
Apple, Inc.*	254,800	47,232,276
Dell, Inc.*	496,502	7,576,620
EMC Corp.*	574,700	9,792,888
Hewlett-Packard Co.	681,349	32,166,486
International Business Machines Corp.	377,301	45,128,973
Lexmark International, Inc., Class A*^	22,250	479,265
NetApp, Inc.*	94,400	2,518,592
QLogic Corp.*^	33,900	583,080
SanDisk Corp.*	64,750	1,405,075
Sun Microsystems, Inc.*	213,050	1,936,624
Teradata Corp.*	49,255	1,355,498
Western Digital Corp.*	63,520	2,320,386

		152,495,763

Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies, Inc.*	98,023	2,727,980
Amphenol Corp., Class A	48,856	1,840,894
Corning, Inc.	443,592	6,791,394
FLIR Systems, Inc.*^	42,897	1,199,829
Jabil Circuit, Inc.	60,950	817,339
Molex, Inc.	39,500	824,760

		14,202,196

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*^	49,258	969,397
eBay, Inc.*	308,550	7,284,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class A*	68,628	$34,029,194
VeriSign, Inc.*^	55,050	1,304,135
Yahoo!, Inc.*	337,997	6,019,727

		49,607,318

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*	27,880	1,510,260
Automatic Data Processing, Inc.	143,250	5,629,725
Cognizant Technology Solutions Corp., Class A*	83,400	3,224,244
Computer Sciences Corp.*	43,300	2,282,343
Convergys Corp.*	34,950	347,403
Fidelity National Information Services, Inc.^	54,550	1,391,570
Fiserv, Inc.*^	44,450	2,142,490
Mastercard, Inc., Class A	26,893	5,436,420
Paychex, Inc.^	91,675	2,663,159
Total System Services, Inc.	56,225	905,785
Western Union Co.	200,149	3,786,819

		29,320,218

Office Electronics (0.1%)
Xerox Corp.	246,850	1,910,619

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*^	160,000	905,600
Altera Corp.^	83,700	1,716,687
Analog Devices, Inc.	83,150	2,293,277
Applied Materials, Inc.	380,600	5,100,040
Broadcom Corp., Class A*	122,050	3,745,714
Intel Corp.	1,594,650	31,207,300
KLA-Tencor Corp.	48,450	1,737,417
Linear Technology Corp.^	63,450	1,753,124
LSI Corp.*	185,200	1,016,748
MEMC Electronic Materials, Inc.*	63,771	1,060,512
Microchip Technology, Inc.^	52,236	1,384,254
Micron Technology, Inc.*	241,750	1,982,350
National Semiconductor Corp.^	55,700	794,839
Novellus Systems, Inc.*	27,800	583,244
Nvidia Corp.*	155,950	2,343,929
Teradyne, Inc.*^	49,350	456,488
Texas Instruments, Inc.	363,531	8,612,049
Xilinx, Inc.^	78,650	1,841,983

		68,535,555

Software (4.0%)
Adobe Systems, Inc.*	149,550	4,941,132
Autodesk, Inc.*	65,150	1,550,570
BMC Software, Inc.*	52,750	1,979,707
CA, Inc.	112,525	2,474,425
Citrix Systems, Inc.*^	51,650	2,026,230
Compuware Corp.*	69,050	506,137
Electronic Arts, Inc.*	92,150	1,755,457
Intuit, Inc.*	92,200	2,627,700
McAfee, Inc.*	44,389	1,943,794
Microsoft Corp.	2,185,373	56,579,307
Novell, Inc.*	98,550	444,461
Oracle Corp.	1,081,397	22,536,313
Red Hat, Inc.*	53,910	1,490,072
Salesforce.com, Inc.*^	30,318	1,726,004
Symantec Corp.*^	233,490	3,845,580

		106,426,889

Total Information Technology		495,251,877

Materials (3.5%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	59,950	$4,650,921
Airgas, Inc.	23,359	1,129,875
CF Industries Holdings, Inc.	13,845	1,193,854
Dow Chemical Co.^	326,501	8,511,881
E.I. du Pont de Nemours & Co.	258,000	8,292,120
Eastman Chemical Co.	20,750	1,110,955
Ecolab, Inc.	68,031	3,145,073
FMC Corp.	20,730	1,166,062
International Flavors & Fragrances, Inc.	22,500	853,425
Monsanto Co.	155,848	12,062,635
PPG Industries, Inc.	47,000	2,735,870
Praxair, Inc.	87,850	7,176,467
Sigma-Aldrich Corp.	34,850	1,881,203

		53,910,341

Construction Materials (0.1%)
Vulcan Materials Co.^	34,800	1,881,636

Containers & Packaging (0.2%)
Ball Corp.	26,800	1,318,560
Bemis Co., Inc.	30,650	794,142
Owens-Illinois, Inc.*	48,082	1,774,226
Pactiv Corp.*	37,650	980,782
Sealed Air Corp.	45,234	887,943

		5,755,653

Metals & Mining (1.0%)
AK Steel Holding Corp.	31,198	615,537
Alcoa, Inc.	278,098	3,648,646
Allegheny Technologies, Inc.^	27,950	977,970
Freeport-McMoRan Copper & Gold, Inc.	117,594	8,068,124
Newmont Mining Corp.	139,700	6,149,594
Nucor Corp.	89,750	4,219,148
Titanium Metals Corp.^	24,283	232,874
United States Steel Corp.^	40,900	1,814,733

		25,726,626

Paper & Forest Products (0.2%)
International Paper Co.	123,335	2,741,737
MeadWestvaco Corp.	48,759	1,087,813
Weyerhaeuser Co.	60,350	2,211,828

		6,041,378

Total Materials		93,315,634

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	1,684,600	45,501,046
CenturyTel, Inc.	84,600	2,842,560
Frontier Communications Corp.	89,150	672,191
Qwest Communications International, Inc.^	422,393	1,609,318
Verizon Communications, Inc.	811,096	24,551,876
Windstream Corp.	124,686	1,263,069

		76,440,060

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	113,542	4,132,929
MetroPCS Communications, Inc.*^	72,250	676,260
Sprint Nextel Corp.*^	819,791	3,238,174

		8,047,363

Total Telecommunication Services		84,487,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.7%)
Electric Utilities (2.1%)
Allegheny Energy, Inc.	48,350	$1,282,242
American Electric Power Co., Inc.	136,130	4,218,669
Duke Energy Corp.	367,462	5,783,852
Edison International	93,000	3,122,940
Entergy Corp.	56,050	4,476,153
Exelon Corp.	188,150	9,336,003
FirstEnergy Corp.	87,051	3,979,972
FPL Group, Inc.	117,350	6,481,240
Northeast Utilities	49,924	1,185,196
Pepco Holdings, Inc.	62,755	933,794
Pinnacle West Capital Corp.	28,800	945,216
PPL Corp.	107,388	3,258,152
Progress Energy, Inc.	79,650	3,111,129
Southern Co.	223,350	7,073,494

		55,188,052

Gas Utilities (0.1%)
EQT Corp.	37,367	1,591,834
Nicor, Inc.^	12,950	473,841
Questar Corp.	49,700	1,866,732

		3,932,407

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	190,300	2,820,246
Constellation Energy Group, Inc.	56,900	1,841,853
Dynegy, Inc., Class A*	144,615	368,768

		5,030,867

Multi-Utilities (1.3%)
Ameren Corp.	66,350	1,677,328
CenterPoint Energy, Inc.	99,650	1,238,649
CMS Energy Corp.^	64,700	866,980
Consolidated Edison, Inc.	78,350	3,207,649
Dominion Resources, Inc.	168,446	5,811,387
DTE Energy Co.	46,750	1,642,795
Integrys Energy Group, Inc.^	21,824	783,263
NiSource, Inc.	78,359	1,088,407
PG&E Corp.^	105,200	4,259,548
Public Service Enterprise Group, Inc.	144,500	4,543,080
SCANA Corp.^	34,811	1,214,904
Sempra Energy	69,722	3,472,853
TECO Energy, Inc.^	60,700	854,656
Wisconsin Energy Corp.	33,402	1,508,768
Xcel Energy, Inc.	130,045	2,502,066

		34,672,333

Total Utilities		98,823,659

Total Common Stocks (99.8%) (Cost $2,819,438,962)		2,661,625,638

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.7%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	$9,382,196	9,382,196
Monumental Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,819,670

Total Short-Term Investments of Cash Collateral for Securities Loaned		19,201,866

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 10/1/09	$3,254,702	$3,254,702

Total Short-Term Investments (0.9%) (Cost/Amortized Cost $22,636,898)		22,456,568

Total Investments (100.7%) (Cost/Amortized Cost $2,842,075,860)		2,684,082,206
Other Assets Less Liabilities (-0.7%)		(17,981,428)

Net Assets (100%)		$2,666,100,778

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% - 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% - 7.500%, maturing 12/1/18 to 3/1/48.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$243,224,531	$—	$—	$243,224,531
Consumer Staples	308,228,152	—	—	308,228,152
Energy	311,381,381	—	—	311,381,381
Financials	403,900,357	—	—	403,900,357
Health Care	349,637,457	—	—	349,637,457
Industrials	273,375,167	—	—	273,375,167
Information Technology	495,251,877	—	—	495,251,877
Materials	93,315,634	—	—	93,315,634
Telecommunication Services	84,487,423	—	—	84,487,423
Utilities	98,823,659	—	—	98,823,659
Short-Term Investments	—	22,456,568	—	22,456,568

Total Asset	$2,661,625,638	$22,456,568	$—	$2,684,082,206

Total Liability	$—	$—	$—	$—

Total	$2,661,625,638	$22,456,568	$—	$2,684,082,206

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$161,333,297
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$95,562,560

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$467,646,589
Aggregate gross unrealized depreciation	(655,913,304)

Net unrealized depreciation	$(188,266,715)

Federal income tax cost of investments	$2,872,348,921

At September 30, 2009, the Portfolio had loaned securities with a total value of $18,786,863. This was secured by collateral of $19,382,196, which was received as cash and subsequently invested in short-term investments currently valued at $19,201,866, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $7,566, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.3%)
BorgWarner, Inc.	28,100	$850,306
Federal Mogul Corp.*	1,600	19,312
Gentex Corp.	33,100	468,365
Goodyear Tire & Rubber Co.*	62,900	1,071,187
Johnson Controls, Inc.	83,000	2,121,480
TRW Automotive Holdings Corp.*	3,200	53,600
WABCO Holdings, Inc.	14,400	302,400

		4,886,650

Automobiles (0.0%)
Thor Industries, Inc.	4,700	145,465

Distributors (0.0%)
LKQ Corp.*	36,400	674,856

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	34,100	2,512,147
Brink’s Home Security Holdings, Inc.*	11,800	363,322
Career Education Corp.*	16,500	402,270
DeVry, Inc.	15,600	862,992
H&R Block, Inc.	88,200	1,621,116
Hillenbrand, Inc.	6,200	126,294
ITT Educational Services, Inc.*	9,800	1,082,018
Strayer Education, Inc.	3,600	783,648
Weight Watchers International, Inc.	800	21,952

		7,775,759

Hotels, Restaurants & Leisure (2.4%)
Brinker International, Inc.	26,500	416,845
Burger King Holdings, Inc.	27,100	476,689
Carnival Corp.	51,700	1,720,576
Chipotle Mexican Grill, Inc., Class A*	8,300	805,515
Choice Hotels International, Inc.	2,400	74,544
Darden Restaurants, Inc.	35,600	1,215,028
International Game Technology	64,100	1,376,868
Las Vegas Sands Corp.*	188,700	3,177,708
Marriott International, Inc., Class A	36,715	1,012,967
McDonald’s Corp.	282,300	16,110,861
MGM MIRAGE*	23,600	284,144
Panera Bread Co., Class A*	6,600	363,000
Royal Caribbean Cruises Ltd.*	10,500	252,840
Scientific Games Corp., Class A*	15,400	243,782
Starbucks Corp.*	380,500	7,857,325
Starwood Hotels & Resorts Worldwide, Inc.	107,100	3,537,513
Wendy’s/Arby’s Group, Inc., Class A	38,100	180,213
WMS Industries, Inc.*	11,300	503,528
Wyndham Worldwide Corp.	20,500	334,560
Yum! Brands, Inc.	117,700	3,973,552

		43,918,058

Household Durables (0.1%)
Garmin Ltd.	24,000	905,760
Harman International Industries, Inc.	7,900	267,652
KB Home	1,500	24,915
Leggett & Platt, Inc.	25,300	490,820
M.D.C. Holdings, Inc.	3,700	128,538
Newell Rubbermaid, Inc.	11,700	183,573
NVR, Inc.*	200	127,474
Pulte Homes, Inc.	8,100	89,019

		2,217,751

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	174,300	16,272,648
Expedia, Inc.*	43,400	$1,039,430
Netflix, Inc.*	11,000	507,870
priceline.com, Inc.*	10,800	1,790,856

		19,610,804

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	19,400	538,350
Mattel, Inc.	72,300	1,334,658

		1,873,008

Media (1.0%)
CBS Corp., Class B	462,800	5,576,740
Comcast Corp., Class A	56,000	945,840
CTC Media, Inc.*	7,500	117,900
DIRECTV Group, Inc.*	117,400	3,237,892
Discovery Communications, Inc., Class C*	66,300	1,725,789
Interactive Data Corp.	4,400	115,324
John Wiley & Sons, Inc., Class A	10,000	347,800
Marvel Entertainment, Inc.*	12,700	630,174
McGraw-Hill Cos., Inc.	79,800	2,006,172
Morningstar, Inc.*	5,000	242,800
New York Times Co., Class A	1,900	15,428
Omnicom Group, Inc.	79,400	2,933,036
Regal Entertainment Group, Class A	10,800	133,056
Scripps Networks Interactive, Inc., Class A	13,600	502,520
Warner Music Group Corp.*	2,400	13,272

		18,543,743

Multiline Retail (1.8%)
Big Lots, Inc.*	2,400	60,048
Dollar Tree, Inc.*	22,500	1,095,300
Family Dollar Stores, Inc.	36,500	963,600
J.C. Penney Co., Inc.	134,500	4,539,375
Kohl’s Corp.*	292,000	16,658,600
Nordstrom, Inc.	42,141	1,286,986
Target Corp.	192,900	9,004,572

		33,608,481

Specialty Retail (2.7%)
Aaron’s, Inc.	12,400	327,360
Abercrombie & Fitch Co., Class A	11,300	371,544
Advance Auto Parts, Inc.	24,800	974,144
Aeropostale, Inc.*	17,500	760,725
American Eagle Outfitters, Inc.	44,300	746,898
AutoNation, Inc.*	1,800	32,544
AutoZone, Inc.*	8,100	1,184,382
Barnes & Noble, Inc.	2,000	44,440
Bed Bath & Beyond, Inc.*	66,500	2,496,410
Best Buy Co., Inc.	86,000	3,226,720
CarMax, Inc.*	263,000	5,496,700
Chico’s FAS, Inc.*	43,200	561,600
Dick’s Sporting Goods, Inc.*	22,100	495,040
Foot Locker, Inc.	17,900	213,905
GameStop Corp., Class A*	36,100	955,567
Gap, Inc.	108,600	2,324,040
Guess?, Inc.	14,500	537,080
Home Depot, Inc.	213,700	5,692,968
Limited Brands, Inc.	45,900	779,841
Lowe’s Cos., Inc.	118,400	2,479,296
Office Depot, Inc.*	13,000	86,060
O’Reilly Automotive, Inc.*	35,300	1,275,742
Penske Automotive Group, Inc.	3,600	69,048
PetSmart, Inc.	32,800	713,400
RadioShack Corp.	4,300	71,251
Ross Stores, Inc.	140,900	6,730,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co.	22,000	$1,323,520
Staples, Inc.	183,424	4,259,105
Tiffany & Co.	29,000	1,117,370
TJX Cos., Inc.	106,049	3,939,721
Urban Outfitters, Inc.*	33,400	1,007,678
Williams-Sonoma, Inc.	9,900	200,277

		50,495,169

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	80,900	2,663,228
Hanesbrands, Inc.*	24,400	522,160
NIKE, Inc., Class B	92,700	5,997,690
Phillips-Van Heusen Corp.	8,200	350,878
Polo Ralph Lauren Corp.	13,000	996,060
VF Corp.	5,200	376,636

		10,906,652

Total Consumer Discretionary		194,656,396

Consumer Staples (14.6%)
Beverages (3.7%)
Brown-Forman Corp., Class B	18,700	901,714
Coca-Cola Co.	706,400	37,933,680
Coca-Cola Enterprises, Inc.	68,200	1,460,162
Hansen Natural Corp.*	17,100	628,254
Molson Coors Brewing Co., Class B	1,900	92,492
Pepsi Bottling Group, Inc.	29,300	1,067,692
PepsiCo, Inc.	478,700	28,080,542

		70,164,536

Food & Staples Retailing (3.5%)
BJ’s Wholesale Club, Inc.*	2,500	90,550
Costco Wholesale Corp.	111,400	6,289,644
CVS Caremark Corp.	113,800	4,067,212
Kroger Co.	140,500	2,899,920
Sysco Corp.	150,400	3,737,440
Walgreen Co.	254,300	9,528,621
Wal-Mart Stores, Inc.	784,600	38,516,014
Whole Foods Market, Inc.*	23,900	728,711

		65,858,112

Food Products (0.9%)
Archer-Daniels-Midland Co.	91,900	2,685,318
Campbell Soup Co.	34,700	1,131,914
Dean Foods Co.*	46,800	832,572
Flowers Foods, Inc.	16,600	436,414
General Mills, Inc.	34,400	2,214,672
Green Mountain Coffee Roasters, Inc.*	8,900	657,176
H.J. Heinz Co.	65,000	2,583,750
Hershey Co.	23,300	905,438
Hormel Foods Corp.	1,800	63,936
Kellogg Co.	65,000	3,199,950
McCormick & Co., Inc. (Non-Voting)	33,900	1,150,566
Sara Lee Corp.	44,800	499,072
Smithfield Foods, Inc.*	2,400	33,120

		16,393,898

Household Products (3.4%)
Church & Dwight Co., Inc.	18,100	1,026,994
Clorox Co.	31,300	1,841,066
Colgate-Palmolive Co.	128,200	9,779,096
Energizer Holdings, Inc.*	15,079	1,000,341
Kimberly-Clark Corp.	92,000	5,426,160
Procter & Gamble Co.	758,300	43,920,736

		62,994,393

Personal Products (0.7%)
Alberto-Culver Co.	18,800	520,384
Avon Products, Inc.	302,000	10,255,920
Estee Lauder Cos., Inc., Class A	28,800	$1,067,904
Herbalife Ltd.	15,000	491,100
Mead Johnson Nutrition Co., Class A	4,100	184,951
NBTY, Inc.*	9,600	379,968

		12,900,227

Tobacco (2.4%)
Altria Group, Inc.	530,500	9,448,205
Lorillard, Inc.	37,900	2,815,970
Philip Morris International, Inc.	655,200	31,934,448

		44,198,623

Total Consumer Staples		272,509,789

Energy (4.3%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	12,500	440,875
Cameron International Corp.*	55,100	2,083,882
Diamond Offshore Drilling, Inc.	17,900	1,709,808
Dresser-Rand Group, Inc.*	21,400	664,898
ENSCO International, Inc.	10,400	442,416
Exterran Holdings, Inc.*	7,500	178,050
FMC Technologies, Inc.*	31,800	1,661,232
Helmerich & Payne, Inc.	8,600	339,958
Oceaneering International, Inc.*	14,200	805,850
Patterson-UTI Energy, Inc.	5,800	87,580
Pride International, Inc.*	21,100	642,284
Rowan Cos., Inc.	3,500	80,745
Schlumberger Ltd.	190,700	11,365,720
Seahawk Drilling, Inc.*	1,406	43,712
Smith International, Inc.	33,900	972,930
Transocean Ltd.*	57,400	4,909,422

		26,429,362

Oil, Gas & Consumable Fuels (2.9%)
Alpha Natural Resources, Inc.*	30,208	1,060,301
CNX Gas Corp.*	5,600	171,920
Comstock Resources, Inc.*	1,000	40,080
Consol Energy, Inc.	46,200	2,084,082
Continental Resources, Inc.*	3,800	148,846
El Paso Corp.	50,700	523,224
EXCO Resources, Inc.*	31,900	596,211
Exxon Mobil Corp.	398,000	27,306,780
Forest Oil Corp.*	10,700	209,399
Frontier Oil Corp.	19,100	265,872
Holly Corp.	10,500	269,010
Mariner Energy, Inc.*	20,900	296,362
Massey Energy Co.	17,800	496,442
Peabody Energy Corp.	68,400	2,545,848
Petrohawk Energy Corp.*	364,600	8,826,966
Plains Exploration & Production Co.*	19,400	536,604
Quicksilver Resources, Inc.*	30,500	432,795
Range Resources Corp.	75,300	3,716,808
Southwestern Energy Co.*	87,800	3,747,304
St. Mary Land & Exploration Co.	3,400	110,364
Teekay Corp.	4,800	104,976
Tesoro Corp.	14,600	218,708

		53,708,902

Total Energy		80,138,264

Financials (5.2%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	10,600	689,106
Ameriprise Financial, Inc.	4,500	163,485
Bank of New York Mellon Corp.	62,100	1,800,279
BlackRock, Inc.	1,800	390,276
Charles Schwab Corp.	243,500	4,663,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Eaton Vance Corp.	30,300	$848,097
Federated Investors, Inc., Class B	20,300	535,311
Franklin Resources, Inc.	17,600	1,770,560
GLG Partners, Inc.	49,400	199,082
Goldman Sachs Group, Inc.	48,100	8,867,235
Greenhill & Co., Inc.	5,300	474,774
Invesco Ltd.	6,900	157,044
Investment Technology Group, Inc.*	900	25,128
Janus Capital Group, Inc.	40,700	577,126
Jefferies Group, Inc.*	22,800	620,844
Lazard Ltd., Class A	19,900	822,069
Morgan Stanley	81,200	2,507,456
Northern Trust Corp.	61,765	3,592,252
SEI Investments Co.	31,500	619,920
State Street Corp.	67,411	3,545,819
T. Rowe Price Group, Inc.	65,300	2,984,210
TD Ameritrade Holding Corp.*	67,900	1,332,198
Waddell & Reed Financial, Inc., Class A	21,400	608,830

		37,794,126

Commercial Banks (0.4%)
BOK Financial Corp.	1,800	83,376
CapitalSource, Inc.	9,700	42,098
Commerce Bancshares, Inc./Missouri	5,400	201,096
Wells Fargo & Co.	271,900	7,662,142

		7,988,712

Consumer Finance (0.2%)
American Express Co.	47,000	1,593,300
AmeriCredit Corp.*	7,100	112,109
Capital One Financial Corp.	33,100	1,182,663
SLM Corp.*	26,400	230,208
Student Loan Corp.	100	4,640

		3,122,920

Diversified Financial Services (0.9%)
CIT Group, Inc.	9,700	11,737
CME Group, Inc.	21,390	6,592,184
IntercontinentalExchange, Inc.*	18,900	1,836,891
JPMorgan Chase & Co.	121,600	5,328,512
Leucadia National Corp.*	17,700	437,544
Moody’s Corp.	48,800	998,448
MSCI, Inc., Class A*	26,000	770,120
NASDAQ OMX Group, Inc.*	15,600	328,380
NYSE Euronext	17,400	502,686

		16,806,502

Insurance (1.1%)
Aflac, Inc.	119,900	5,124,526
American International Group, Inc.*	11,915	525,571
Arthur J. Gallagher & Co.	24,200	589,754
Axis Capital Holdings Ltd.	10,500	316,890
Brown & Brown, Inc.	22,300	427,268
CNA Financial Corp.*	3,200	77,248
Endurance Specialty Holdings Ltd.	4,300	156,821
Erie Indemnity Co., Class A	5,400	202,284
Fidelity National Financial, Inc., Class A	9,000	135,720
Genworth Financial, Inc., Class A	48,000	573,600
Hanover Insurance Group, Inc.	1,000	41,330
Lincoln National Corp.	24,000	621,840
Marsh & McLennan Cos., Inc.	10,200	252,246
MetLife, Inc.	143,100	5,447,817
Odyssey Reinsurance Holdings Corp.	900	58,329
Principal Financial Group, Inc.	78,900	2,161,071
Progressive Corp.*	18,100	300,098
Prudential Financial, Inc.	61,500	3,069,465
Reinsurance Group of America, Inc.	1,500	$66,900
Validus Holdings Ltd.	3,500	90,300
W.R. Berkley Corp.	11,500	290,720

		20,529,798

Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	2,200	119,570
Digital Realty Trust, Inc. (REIT)	19,800	905,058
Federal Realty Investment Trust (REIT)	2,000	122,740
HCP, Inc. (REIT)	27,800	798,972
Health Care REIT, Inc. (REIT)	14,500	603,490
Nationwide Health Properties, Inc. (REIT)	20,100	622,899
Plum Creek Timber Co., Inc. (REIT)	13,500	413,640
Public Storage (REIT)	34,200	2,573,208
Rayonier, Inc. (REIT)	9,300	380,463
Simon Property Group, Inc. (REIT)	25,859	1,795,390

		8,335,430

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	60,800	713,792
St. Joe Co.*	24,000	698,880

		1,412,672

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	5,200	171,184
Hudson City Bancorp, Inc.	67,500	887,625
TFS Financial Corp.	2,500	29,750

		1,088,559

Total Financials		97,078,719

Health Care (16.6%)
Biotechnology (4.0%)
Abraxis Bioscience, Inc.*	1,700	61,846
Alexion Pharmaceuticals, Inc.*	22,600	1,006,604
Amgen, Inc.*	439,100	26,446,993
Amylin Pharmaceuticals, Inc.*	36,600	501,054
Biogen Idec, Inc.*	73,800	3,728,376
BioMarin Pharmaceutical, Inc.*	23,500	424,880
Celgene Corp.*	254,800	14,243,320
Cephalon, Inc.*	19,200	1,118,208
Dendreon Corp.*	30,000	839,700
Genzyme Corp.*	203,300	11,533,209
Gilead Sciences, Inc.*	231,800	10,797,244
Myriad Genetics, Inc.*	24,800	679,520
OSI Pharmaceuticals, Inc.*	15,100	533,030
United Therapeutics Corp.*	12,200	597,678
Vertex Pharmaceuticals, Inc.*	43,800	1,660,020

		74,171,682

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	155,200	8,847,952
Beckman Coulter, Inc.	17,300	1,192,662
Becton, Dickinson and Co.	61,400	4,282,650
Boston Scientific Corp.*	1,105,600	11,708,304
C.R. Bard, Inc.	25,200	1,980,972
DENTSPLY International, Inc.	38,200	1,319,428
Edwards Lifesciences Corp.*	13,700	957,767
Gen-Probe, Inc.*	13,300	551,152
Hill-Rom Holdings, Inc.	6,500	141,570
Hologic, Inc.*	6,500	106,210
Hospira, Inc.*	40,700	1,815,220
Idexx Laboratories, Inc.*	14,700	735,000
Intuitive Surgical, Inc.*	9,600	2,517,600
Inverness Medical Innovations, Inc.*	9,700	375,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Kinetic Concepts, Inc.*	5,700	$210,786
Medtronic, Inc.	287,200	10,568,960
ResMed, Inc.*	19,600	885,920
St. Jude Medical, Inc.*	88,500	3,452,385
Stryker Corp.	86,700	3,938,781
Teleflex, Inc.	4,400	212,564
Varian Medical Systems, Inc.*	31,368	1,321,534
Zimmer Holdings, Inc.*	162,300	8,674,935

		65,798,033

Health Care Providers & Services (2.1%)
Aetna, Inc.	25,000	695,750
AmerisourceBergen Corp.	68,800	1,539,744
CIGNA Corp.	4,600	129,214
Community Health Systems, Inc.*	12,100	386,353
Coventry Health Care, Inc.*	10,900	217,564
DaVita, Inc.*	26,900	1,523,616
Express Scripts, Inc.*	70,600	5,477,148
Health Management Associates, Inc., Class A*	64,100	480,109
Henry Schein, Inc.*	23,400	1,284,894
Humana, Inc.*	16,200	604,260
Laboratory Corp. of America Holdings*	27,300	1,793,610
Lincare Holdings, Inc.*	13,200	412,500
McKesson Corp.	33,700	2,006,835
Medco Health Solutions, Inc.*	260,200	14,391,662
MEDNAX, Inc.*	3,800	208,696
Omnicare, Inc.	13,000	292,760
Patterson Cos., Inc.*	25,500	694,875
Quest Diagnostics, Inc.	39,400	2,056,286
Tenet Healthcare Corp.*	84,700	498,036
UnitedHealth Group, Inc.	67,520	1,690,701
Universal Health Services, Inc., Class B	900	55,737
VCA Antech, Inc.*	22,000	591,580
WellPoint, Inc.*	48,100	2,278,016

		39,309,946

Health Care Technology (0.4%)
Allscripts-Misys Healthcare Solutions, Inc.	16,200	328,374
Cerner Corp.*	87,500	6,545,000
HLTH Corp.*	26,900	393,009
IMS Health, Inc.	9,600	147,360

		7,413,743

Life Sciences Tools & Services (0.7%)
Bio-Rad Laboratories, Inc., Class A*	5,000	459,400
Charles River Laboratories International, Inc.*	11,400	421,572
Covance, Inc.*	82,100	4,445,715
Illumina, Inc.*	32,000	1,360,000
Life Technologies Corp.*	39,200	1,824,760
Mettler-Toledo International, Inc.*	8,700	788,133
Millipore Corp.*	13,900	977,587
PerkinElmer, Inc.	6,600	126,984
Pharmaceutical Product Development, Inc.	26,800	587,992
Techne Corp.	9,700	606,735
Thermo Fisher Scientific, Inc.*	8,800	384,296
Waters Corp.*	24,700	1,379,742

		13,362,916

Pharmaceuticals (5.9%)
Abbott Laboratories, Inc.	621,499	30,745,555
Allergan, Inc.	78,100	4,432,956
Bristol-Myers Squibb Co.	280,260	6,311,455
Eli Lilly and Co.	136,200	$4,498,686
Johnson & Johnson	546,200	33,258,118
Merck & Co., Inc.	98,000	3,099,740
Mylan, Inc.*	56,700	907,767
Perrigo Co.	19,600	666,204
Pfizer, Inc.	354,200	5,862,010
Schering-Plough Corp.	353,800	9,994,850
Sepracor, Inc.*	27,000	618,300
Teva Pharmaceutical Industries Ltd. (ADR)	100,000	5,056,000
Valeant Pharmaceuticals International*	17,700	496,662
Wyeth	76,400	3,711,512

		109,659,815

Total Health Care		309,716,135

Industrials (10.5%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.*	8,500	661,725
BE Aerospace, Inc.*	12,100	243,694
Boeing Co.	15,500	839,325
General Dynamics Corp.	8,500	549,100
Goodrich Corp.	31,400	1,706,276
Honeywell International, Inc.	190,600	7,080,790
ITT Corp.	4,700	245,105
Lockheed Martin Corp.	81,700	6,379,136
Northrop Grumman Corp.	10,000	517,500
Precision Castparts Corp.	35,800	3,646,946
Raytheon Co.	77,700	3,727,269
Rockwell Collins, Inc.	40,200	2,042,160
Spirit AeroSystems Holdings, Inc., Class A*	8,800	158,928
TransDigm Group, Inc.*	10,300	513,043
United Technologies Corp.	196,400	11,966,652

		40,277,649

Air Freight & Logistics (1.6%)
C.H. Robinson Worldwide, Inc.	138,800	8,015,700
Expeditors International of Washington, Inc.	53,900	1,894,585
United Parcel Service, Inc., Class B	356,800	20,148,496
UTi Worldwide, Inc.	22,700	328,696

		30,387,477

Airlines (0.6%)
AMR Corp.*	74,100	589,095
Continental Airlines, Inc., Class B*	35,500	583,620
Copa Holdings S.A., Class A	7,800	347,022
Delta Air Lines, Inc.*	1,055,300	9,455,488
Southwest Airlines Co.	60,100	576,960

		11,552,185

Building Products (0.1%)
Armstrong World Industries, Inc.*	2,300	79,258
Lennox International, Inc.	11,900	429,828
Masco Corp.	44,000	568,480
Owens Corning, Inc.*	9,700	217,765

		1,295,331

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	5,500	198,055
Brink’s Co.	10,300	277,173
Cintas Corp.	6,200	187,922
Copart, Inc.*	17,400	577,854
Corrections Corp. of America*	3,400	77,010
Iron Mountain, Inc.*	46,900	1,250,354
R.R. Donnelley & Sons Co.	13,800	293,388
Republic Services, Inc.	26,500	704,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Stericycle, Inc.*	21,400	$1,036,830
Waste Connections, Inc.*	15,300	441,558
Waste Management, Inc.	112,800	3,363,696

		8,407,945

Construction & Engineering (0.3%)
Aecom Technology Corp.*	24,000	651,360
Fluor Corp.	45,700	2,323,845
Jacobs Engineering Group, Inc.*	32,100	1,474,995
Shaw Group, Inc.*	17,700	567,993
URS Corp.*	2,400	104,760

		5,122,953

Electrical Equipment (0.7%)
AMETEK, Inc.	27,900	973,989
Emerson Electric Co.	192,600	7,719,408
First Solar, Inc.*	12,997	1,986,721
Hubbell, Inc., Class B	1,700	71,400
Rockwell Automation, Inc.	3,700	157,620
Roper Industries, Inc.	20,200	1,029,796
SunPower Corp., Class A*	25,100	750,239
Thomas & Betts Corp.*	4,400	132,352

		12,821,525

Industrial Conglomerates (1.4%)
3M Co.	324,700	23,962,860
Carlisle Cos., Inc.	4,300	145,813
McDermott International, Inc.*	59,400	1,501,038

		25,609,711

Machinery (2.4%)
Bucyrus International, Inc.	4,400	156,728
Caterpillar, Inc.	77,100	3,957,543
Crane Co.	6,600	170,346
Cummins, Inc.	141,600	6,345,096
Danaher Corp.	225,400	15,173,928
Deere & Co.	27,210	1,167,853
Donaldson Co., Inc.	19,000	657,970
Dover Corp.	34,200	1,325,592
Flowserve Corp.	14,600	1,438,684
Graco, Inc.	7,100	197,877
Harsco Corp.	15,200	538,232
IDEX Corp.	12,400	346,580
Joy Global, Inc.	23,300	1,140,302
Navistar International Corp.*	16,300	609,946
PACCAR, Inc.	216,700	8,171,757
Pall Corp.	29,300	945,804
Pentair, Inc.	7,100	209,592
Snap-On, Inc.	4,100	142,516
Toro Co.	9,500	377,815
Valmont Industries, Inc.	5,500	468,490
Wabtec Corp.	12,400	465,372

		44,008,023

Marine (0.0%)
Kirby Corp.*	2,900	106,778

Professional Services (0.3%)
Dun & Bradstreet Corp.	13,800	1,039,416
Equifax, Inc.	25,700	748,898
FTI Consulting, Inc.*	13,300	566,713
IHS, Inc., Class A*	12,400	634,012
Manpower, Inc.	41,100	2,330,781
Monster Worldwide, Inc.*	18,000	314,640
Robert Half International, Inc.	39,700	993,294

		6,627,754

Road & Rail (0.3%)
Con-way, Inc.	4,000	153,280
J.B. Hunt Transport Services, Inc.	22,700	729,351
Kansas City Southern*	10,800	$286,092
Landstar System, Inc.	12,700	483,362
Norfolk Southern Corp.	12,400	534,564
Union Pacific Corp.	68,600	4,002,810

		6,189,459

Trading Companies & Distributors (0.2%)
Fastenal Co.	33,400	1,292,580
GATX Corp.	5,300	148,135
MSC Industrial Direct Co., Class A	10,800	470,664
W.W. Grainger, Inc.	16,000	1,429,760
WESCO International, Inc.*	5,200	149,760

		3,490,899

Total Industrials		195,897,689

Information Technology (32.3%)
Communications Equipment (5.3%)
Brocade Communications Systems, Inc.*	35,400	278,244
Ciena Corp.*	2,600	42,328
Cisco Systems, Inc.*	2,154,543	50,717,942
F5 Networks, Inc.*	20,400	808,452
Harris Corp.	26,900	1,011,440
JDS Uniphase Corp.*	24,300	172,773
Juniper Networks, Inc.*	133,700	3,612,574
Motorola, Inc.	38,100	327,279
Palm, Inc.*	234,700	4,090,821
QUALCOMM, Inc.	842,600	37,900,148

		98,962,001

Computers & Peripherals (9.2%)
Apple, Inc.*	362,800	67,252,236
Dell, Inc.*	438,800	6,696,088
Diebold, Inc.	15,100	497,243
EMC Corp.*	330,300	5,628,312
Hewlett-Packard Co.	688,100	32,485,201
International Business Machines Corp.	376,446	45,026,706
NCR Corp.*	41,200	569,384
NetApp, Inc.*	117,280	3,129,031
QLogic Corp.*	30,900	531,480
SanDisk Corp.*	28,400	616,280
Seagate Technology	402,100	6,115,941
Teradata Corp.*	36,600	1,007,232
Western Digital Corp.*	51,600	1,884,948

		171,440,082

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	87,400	2,432,342
Amphenol Corp., Class A	44,000	1,657,920
Arrow Electronics, Inc.*	12,900	363,135
Avnet, Inc.*	11,700	303,849
AVX Corp.	900	10,737
Corning, Inc.	338,700	5,185,497
Dolby Laboratories, Inc., Class A*	12,900	492,651
FLIR Systems, Inc.*	39,100	1,093,627
Itron, Inc.*	9,300	596,502
Jabil Circuit, Inc.	22,300	299,043
Molex, Inc.	2,900	60,552
National Instruments Corp.	13,400	370,242
Trimble Navigation Ltd.*	30,800	736,428
Vishay Intertechnology, Inc.*	10,300	81,370

		13,683,895

Internet Software & Services (3.5%)
Akamai Technologies, Inc.*	44,900	883,632
Baidu, Inc. (ADR)*	9,300	3,636,765
eBay, Inc.*	67,700	1,598,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc.*	9,900	$910,800
Google, Inc., Class A*	101,800	50,477,530
IAC/InterActiveCorp*	9,800	197,862
Sohu.com, Inc.*	7,700	529,606
VeriSign, Inc.*	49,200	1,165,548
WebMD Health Corp., Class A*	1,500	49,680
Yahoo!, Inc.*	284,700	5,070,507

		64,520,327

IT Services (2.0%)
Affiliated Computer Services, Inc., Class A*	14,300	774,631
Alliance Data Systems Corp.*	13,800	842,904
Amdocs Ltd.*	7,100	190,848
Automatic Data Processing, Inc.	128,400	5,046,120
Broadridge Financial Solutions, Inc.	22,600	454,260
Cognizant Technology Solutions Corp., Class A*	75,200	2,907,232
Convergys Corp.*	3,300	32,802
DST Systems, Inc.*	8,200	367,360
Fidelity National Information Services, Inc.	18,700	477,037
Fiserv, Inc.*	39,700	1,913,540
Genpact Ltd.*	14,000	172,200
Global Payments, Inc.	20,700	966,690
Hewitt Associates, Inc., Class A*	21,700	790,531
Lender Processing Services, Inc.	24,800	946,616
Mastercard, Inc., Class A	21,800	4,406,870
Metavante Technologies, Inc.*	21,600	744,768
NeuStar, Inc., Class A*	18,300	413,580
Paychex, Inc.	82,000	2,382,100
SAIC, Inc.*	40,000	701,600
Total System Services, Inc.	30,300	488,133
Visa, Inc., Class A	115,200	7,961,472
Western Union Co.	179,200	3,390,464

		36,371,758

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	13,100	339,683

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	76,500	432,990
Altera Corp.	75,400	1,546,454
Analog Devices, Inc.	73,900	2,038,162
Broadcom Corp., Class A*	365,400	11,214,126
Cree, Inc.*	23,100	848,925
Cypress Semiconductor Corp.*	35,700	368,781
Integrated Device Technology, Inc.*	4,300	29,068
Intel Corp.	881,900	17,258,783
International Rectifier Corp.*	8,300	161,767
Intersil Corp., Class A	15,800	241,898
Lam Research Corp.*	206,800	7,064,288
Linear Technology Corp.	57,200	1,580,436
Marvell Technology Group Ltd.*	117,300	1,899,087
Maxim Integrated Products, Inc.	66,500	1,206,310
MEMC Electronic Materials, Inc.*	57,700	959,551
Microchip Technology, Inc.	42,300	1,120,950
Micron Technology, Inc.*	471,000	3,862,200
National Semiconductor Corp.	57,500	820,525
Novellus Systems, Inc.*	15,400	323,092
Nvidia Corp.*	428,900	6,446,367
ON Semiconductor Corp.*	109,300	901,725
PMC-Sierra, Inc.*	559,200	5,345,952
Rambus, Inc.*	26,300	457,620
Silicon Laboratories, Inc.*	11,400	528,504
Teradyne, Inc.*	45,000	416,250
Texas Instruments, Inc.	326,600	$7,737,154
Varian Semiconductor Equipment Associates, Inc.*	19,400	637,096
Xilinx, Inc.	69,400	1,625,348

		77,073,409

Software (7.5%)
Activision Blizzard, Inc.*	377,200	4,673,508
Adobe Systems, Inc.*	134,300	4,437,272
ANSYS, Inc.*	22,400	839,328
Autodesk, Inc.*	40,200	956,760
BMC Software, Inc.*	47,100	1,767,663
CA, Inc.	76,800	1,688,832
Cadence Design Systems, Inc.*	68,500	502,790
Check Point Software Technologies Ltd.*	230,900	6,546,015
Citrix Systems, Inc.*	45,900	1,800,657
Electronic Arts, Inc.*	82,400	1,569,720
FactSet Research Systems, Inc.	10,500	695,520
Intuit, Inc.*	82,400	2,348,400
McAfee, Inc.*	39,300	1,720,947
Micros Systems, Inc.*	20,900	630,971
Microsoft Corp.	2,741,000	70,964,490
Novell, Inc.*	40,500	182,655
Nuance Communications, Inc.*	51,300	767,448
Oracle Corp.	1,099,000	22,903,160
Red Hat, Inc.*	47,800	1,321,192
Rovi Corp.*	18,200	611,520
Salesforce.com, Inc.*	141,400	8,049,902
Sybase, Inc.*	21,600	840,240
Symantec Corp.*	209,800	3,455,406
Synopsys, Inc.*	23,500	526,870
VMware, Inc., Class A*	13,300	534,261

		140,335,527

Total Information Technology		602,726,682

Materials (3.8%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	18,800	1,458,504
Albemarle Corp.	1,400	48,440
Ashland, Inc.	1,300	56,186
Celanese Corp., Class A	37,300	932,500
CF Industries Holdings, Inc.	10,100	870,923
E.I. du Pont de Nemours & Co.	76,200	2,449,068
Ecolab, Inc.	154,200	7,128,666
FMC Corp.	16,100	905,625
International Flavors & Fragrances, Inc.	18,900	716,877
Intrepid Potash, Inc.*	10,000	235,900
Lubrizol Corp.	15,300	1,093,338
Monsanto Co.	139,600	10,805,040
Mosaic Co.	40,126	1,928,857
Nalco Holding Co.	35,600	729,444
Praxair, Inc.	78,500	6,412,665
RPM International, Inc.	17,600	325,424
Scotts Miracle-Gro Co., Class A	11,600	498,220
Sigma-Aldrich Corp.	31,700	1,711,166
Terra Industries, Inc.	16,900	585,923
Valhi, Inc.	500	6,060

		38,898,826

Construction Materials (0.0%)
Eagle Materials, Inc.	10,200	291,516
Martin Marietta Materials, Inc.	4,400	405,108

		696,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
Ball Corp.	15,900	$782,280
Crown Holdings, Inc.*	41,600	1,131,520
Owens-Illinois, Inc.*	35,700	1,317,330
Packaging Corp. of America	800	16,320
Pactiv Corp.*	28,100	732,005

		3,979,455

Metals & Mining (1.5%)
Agnico-Eagle Mines Ltd.	77,600	5,265,160
Alcoa, Inc.	117,300	1,538,976
Cliffs Natural Resources, Inc.	3,300	106,788
Compass Minerals International, Inc.	4,500	277,290
Freeport-McMoRan Copper & Gold, Inc.	126,400	8,672,304
Newmont Mining Corp.	122,800	5,405,656
Royal Gold, Inc.	2,700	123,120
Schnitzer Steel Industries, Inc., Class A	4,400	234,300
Southern Copper Corp.	33,700	1,034,253
United States Steel Corp.	76,900	3,412,053
Walter Energy, Inc.	13,200	792,792

		26,862,692

Total Materials		70,437,597

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	35,300	266,162
tw telecom, Inc.*	38,800	521,860
Windstream Corp.	51,000	516,630

		1,304,652

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	249,800	9,092,720
Crown Castle International Corp.*	27,100	849,856
Leap Wireless International, Inc.*	11,800	230,690
MetroPCS Communications, Inc.*	62,900	588,744
NII Holdings, Inc.*	2,300	68,954
SBA Communications Corp., Class A*	29,700	802,791

		11,633,755

Total Telecommunication Services		12,938,407

Utilities (0.7%)
Electric Utilities (0.3%)
Allegheny Energy, Inc.	26,900	713,388
DPL, Inc.	2,200	57,420
Exelon Corp.	14,900	739,338
FPL Group, Inc.	14,000	773,220
ITC Holdings Corp.	12,900	586,305
NV Energy, Inc.	26,000	301,340
PPL Corp.	96,000	2,912,640

		6,083,651

Gas Utilities (0.1%)
EQT Corp.	34,000	1,448,400

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	136,300	2,019,966
Calpine Corp.*	47,100	542,592
Constellation Energy Group, Inc.	40,000	1,294,800
Ormat Technologies, Inc.	5,100	208,182

		4,065,540

Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	76,300	948,409
Integrys Energy Group, Inc.	4,400	157,916

		1,106,325

Water Utilities (0.0%)
American Water Works Co., Inc.	2,200	$43,868

Total Utilities		12,747,784

Total Common Stocks (99.2%) (Cost $1,615,392,574)		1,848,847,462

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$1,260,000	1,259,841

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 10/1/09	17,730,697	17,730,697

Total Short-Term Investments (1.0%) (Cost/Amortized Cost $18,990,378)		18,990,538

Total Investments (100.2%) (Cost/Amortized Cost $1,634,382,952)		1,867,838,000
Other Assets Less Liabilities (-0.2%)		(3,616,184)

Net Assets (100%)		$1,864,221,816

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	127	December-09	$4,226,465	$4,362,450	$135,985
S&P 500 Index	37	December-09	9,595,620	9,739,325	143,705

					$279,690

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$194,656,396	$—	$—	$194,656,396
Consumer Staples	272,509,789	—	—	272,509,789
Energy	80,138,264	—	—	80,138,264
Financials	97,078,719	—	—	97,078,719
Health Care	309,716,135	—	—	309,716,135
Industrials	195,897,689	—	—	195,897,689
Information Technology	602,726,682	—	—	602,726,682
Materials	70,437,597	—	—	70,437,597
Telecommunication Services	12,938,407	—	—	12,938,407
Utilities	12,747,784	—	—	12,747,784
Futures	279,690	—	—	279,690
Short-Term Investments	—	18,990,538	—	18,990,538

Total Asset	$1,849,127,152	$18,990,538	$—	$1,868,117,690

Total Liability	$—	$—	$—	$—

Total	$1,849,127,152	$18,990,538	$—	$1,868,117,690

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,502,908,692
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,577,262,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,346,992
Aggregate gross unrealized depreciation	(115,293,459)

Net unrealized appreciation	$93,053,533

Federal income tax cost of investments	$1,774,784,467

The Portfolio has a net capital loss carryforward of $371,921,881 of which $2,212,323 expires in the year 2009 and $369,709,558 expires in the year 2016.

Included in the capital carryforward amounts are $2,212,323 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Internet & Catalog Retail (11.0%)
Amazon.com, Inc.*	189,427	$17,684,905
Blue Nile, Inc.*	259,920	16,146,230

		33,831,135

Media (1.9%)
Omnicom Group, Inc.	159,017	5,874,088

Multiline Retail (0.8%)
Target Corp.	52,792	2,464,330

Specialty Retail (0.8%)
Home Depot, Inc.	91,100	2,426,904

Textiles, Apparel & Luxury Goods (2.5%)
Timberland Co., Class A*	542,700	7,554,384

Total Consumer Discretionary		52,150,841

Consumer Staples (5.8%)
Beverages (0.9%)
Coca-Cola Co.	49,181	2,641,020

Food Products (2.5%)
McCormick & Co., Inc. (Non-Voting)	226,773	7,696,676

Household Products (2.4%)
Clorox Co.	87,346	5,137,691
Procter & Gamble Co.	40,727	2,358,908

		7,496,599

Total Consumer Staples		17,834,295

Energy (5.0%)
Energy Equipment & Services (4.1%)
Schlumberger Ltd.	153,400	9,142,640
Weatherford International Ltd.*	163,800	3,395,574

		12,538,214

Oil, Gas & Consumable Fuels (0.9%)
Chevron Corp.	20,626	1,452,689
ConocoPhillips	31,900	1,440,604

		2,893,293

Total Energy		15,431,507

Financials (12.6%)
Capital Markets (7.4%)
Legg Mason, Inc.	332,453	10,316,017
SEI Investments Co.	626,600	12,331,488

		22,647,505

Consumer Finance (2.1%)
American Express Co.	190,200	6,447,780

Diversified Financial Services (2.1%)
MSCI, Inc., Class A*	216,600	6,415,692

Insurance (1.0%)
Marsh & McLennan Cos., Inc.	126,992	3,140,512

Total Financials		38,651,489

Health Care (18.1%)
Biotechnology (6.9%)
Amgen, Inc.*	127,250	7,664,267
Biogen Idec, Inc.*	270,236	$13,652,323

		21,316,590

Health Care Equipment & Supplies (4.9%)
Medtronic, Inc.	120,469	4,433,259
Zimmer Holdings, Inc.*	197,218	10,541,302

		14,974,561

Health Care Providers & Services (0.4%)
WellPoint, Inc.*	27,138	1,285,256

Pharmaceuticals (5.9%)
Bristol-Myers Squibb Co.	99,889	2,249,500
Merck & Co., Inc.	160,243	5,068,486
Novartis AG (ADR)	212,276	10,694,465

		18,012,451

Total Health Care		55,588,858

Industrials (7.0%)
Air Freight & Logistics (7.0%)
Expeditors International of Washington, Inc.	393,100	13,817,465
United Parcel Service, Inc., Class B	136,500	7,708,155

Total Industrials		21,525,620

Information Technology (32.7%)
Communications Equipment (5.0%)
Cisco Systems, Inc.*	262,425	6,177,485
QUALCOMM, Inc.	202,891	9,126,037

		15,303,522

Internet Software & Services (5.2%)
Google, Inc., Class A*	32,263	15,997,609

IT Services (6.2%)
Automatic Data Processing, Inc.	95,472	3,752,050
Visa, Inc., Class A	219,600	15,176,556

		18,928,606

Semiconductors & Semiconductor Equipment (6.0%)
Altera Corp.	679,203	13,930,453
Linear Technology Corp.	166,200	4,592,106

		18,522,559

Software (10.3%)
FactSet Research Systems, Inc.	209,100	13,850,784
Microsoft Corp.	233,168	6,036,719
Oracle Corp.	556,476	11,596,960

		31,484,463

Total Information Technology		100,236,759

Total Common Stocks (98.2%) (Cost $279,444,035)		301,419,369

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.1%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $15,755,465)	$15,755,465	15,755,465

Total Investments (103.3%) (Cost/Amortized Cost $295,199,500)		317,174,834
Other Assets Less Liabilities (-3.3%)		(10,072,970)

Net Assets (100%)		$307,101,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$52,150,841	$—	$—	$52,150,841
Consumer Staples	17,834,295	—	—	17,834,295
Energy	15,431,507	—	—	15,431,507
Financials	38,651,489	—	—	38,651,489
Health Care	55,588,858	—	—	55,588,858
Industrials	21,525,620	—	—	21,525,620
Information Technology	100,236,759	—	—	100,236,759
Short-Term Investments	—	15,755,465	—	15,755,465

Total Asset	$301,419,369	$15,755,465	$—	$317,174,834

Total Liability	$—	$—	$—	$—

Total	$301,419,369	$15,755,465	$—	$317,174,834

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$110,030,699
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$30,281,311

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,873,879
Aggregate gross unrealized depreciation	(12,795,805)

Net unrealized appreciation	$21,078,074

Federal income tax cost of investments	$296,096,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.7%)
Asset-Backed Securities (0.1%)
Bank of America Credit Card Trust, Series 2008-A9 A9
4.070%, 7/16/12	$500,000	$505,826
Chase Issuance Trust, Series 2007-A15 A
4.960%, 9/17/12	485,000	500,366

		1,006,192

Non-Agency CMO (0.6%)
Banc of America Commercial Mortgage, Inc., Series 2005-4 A5A
4.933%, 7/10/45	368,000	337,132
Series 2006-6 A4
5.356%, 10/10/45	484,000	442,944
Series 2007-1 A4
5.451%, 1/15/49	235,000	212,122
Citigroup Commercial Mortgage Trust, Inc., Series 2008-C7 A4
6.299%, 12/10/49(l)	335,000	298,203
CS First Boston Mortgage Securities Corp., Series 2001-CK1 C
6.730%, 12/18/35	553,000	540,167
Series 2002-CKS4 A2
5.183%, 11/15/36	530,000	542,735
CW Capital Cobalt Ltd., Series 2007-C3 A4
6.015%, 5/15/46(l)	225,000	191,229
First Union National Bank Commercial Mortgage Trust, Series 2000-C2 A2
7.202%, 10/15/32	779,901	801,109
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 A5
5.224%, 4/10/37(l)	395,000	369,011
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3 A3
6.465%, 11/15/35	622,000	653,257
Series 2001-CIBC B
6.446%, 3/15/33	691,000	717,687
Series 2006-LDP7 A4
6.065%, 4/15/45(l)	415,000	394,243
Series 2007-CB18 AM
5.466%, 6/12/47(l)	45,000	30,699
Morgan Stanley Capital I, Inc., Series 2007-IQ14 A4
5.692%, 4/15/49(l)	225,000	187,330
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32 A2
5.924%, 6/15/49(l)	450,000	444,355
Series 2007-C33 A4
6.100%, 2/15/51(l)	210,000	180,407

		6,342,630

Total Asset-Backed and Mortgage-Backed Securities		7,348,822

Convertible Bonds (0.7%)
Financials (0.3%)
Real Estate Investment Trusts (REITs) (0.3%)
iStar Financial, Inc.
0.790%, 10/1/12(l)	$7,500,000	$3,750,000

Total Financials		3,750,000

Information Technology (0.4%)
Semiconductors & Semiconductor Equipment (0.4%)
Advanced Micro Devices, Inc.
5.750%, 8/15/12§	5,000,000	4,193,750

Total Information Technology		4,193,750

Total Convertible Bonds		7,943,750

Corporate Bonds (28.9%)
Consumer Discretionary (4.2%)
Auto Components (0.2%)
Allison Transmission, Inc. Term Loan
3.000%, 8/7/14(l)	$2,786,069	2,425,429

		2,425,429

Automobiles (0.1%)
Daimler Finance N.A. LLC
5.875%, 3/15/11	224,000	232,449
6.500%, 11/15/13	69,000	74,337
Motors Liquidation Co.
8.375%, 7/15/33(h)	1,700,000	276,250

		583,036

Hotels, Restaurants & Leisure (0.7%)
Harrahs Operating Escrow LLC/ Harrahs Escrow Corp.
11.250%, 6/1/17§	1,000,000	1,027,500
McDonald’s Corp.
5.350%, 3/1/18	40,000	43,642
MGM MIRAGE
6.750%, 4/1/13	2,000,000	1,672,500
13.000%, 11/15/13§	1,000,000	1,145,000
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16§	1,250,000	1,328,125
Wyndham Worldwide Corp.
9.875%, 5/1/14	2,500,000	2,686,208

		7,902,975

Household Durables (0.5%)
Fortune Brands, Inc.
5.375%, 1/15/16	50,000	49,959
Jarden Corp.
8.000%, 5/1/16	1,000,000	1,025,000
KB Home
6.375%, 8/15/11	407,000	411,070
5.750%, 2/1/14	4,000,000	3,840,000

		5,326,029

Media (2.2%)
Cablevision Systems Corp. Series B
8.000%, 4/15/12	2,500,000	2,606,250
CBS Corp.
8.875%, 5/15/19	500,000	551,468
7.875%, 7/30/30	55,000	52,431
CCH I Holdings LLC
13.500%, 1/15/14(h)	11,000,000	165,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
11.750%, 5/15/14(h)	$10,000,000	$100,000
CCH I LLC/CCH I Capital Corp.
11.000%, 10/1/15(h)	9,000,000	1,665,000
Clear Channel Communications, Inc. Term Loan B
3.896%, 11/13/15(l)	5,500,000	4,147,918
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	32,125
Comcast Corp.
5.300%, 1/15/14	150,000	160,509
5.900%, 3/15/16	50,000	53,735
6.500%, 1/15/17	94,000	103,171
7.050%, 3/15/33	40,000	45,363
COX Communications, Inc.
7.125%, 10/1/12	100,000	111,552
Dex Media West LLC/Dex Media West Finance Co. Series B
8.500%, 8/15/10(h)	3,300,000	2,821,500
9.875%, 8/15/13(h)	5,000,000	900,000
Dex Media, Inc.
8.000%, 11/15/13(h)	5,000,000	850,000
9.000%, 11/15/13(h)	10,500,000	1,785,000
Idearc, Inc. Term Loan A
0.000%, 11/17/13(l)	2,912,325	1,240,974
News America, Inc.
5.300%, 12/15/14	80,000	86,119
6.200%, 12/15/34	40,000	39,355
R.H. Donnelley Corp. Series A-1
6.875%, 1/15/13(h)	5,000,000	287,500
Series A-2
6.875%, 1/15/13(h)	5,500,000	316,250
Series A-3
8.875%, 1/15/16(h)	12,000,000	690,000
Series A-4
8.875%, 10/15/17(h)	12,000,000	690,000
Regal Cinemas Corp.
8.625%, 7/15/19§	400,000	414,000
Time Warner Cable, Inc.
6.200%, 7/1/13	249,000	271,260
8.250%, 4/1/19	80,000	96,696
Time Warner, Inc.
6.875%, 5/1/12	77,000	84,763
7.625%, 4/15/31	169,000	189,405
7.700%, 5/1/32	143,000	161,703
Umbrella Acquisition, Inc.
9.750%, 3/15/15 PIK§	4,210,000	3,241,700
Univision Communications, Inc.
12.000%, 7/1/14§	500,000	537,500
Viacom, Inc.
6.250%, 4/30/16	69,000	74,420

		24,572,667

Multiline Retail (0.4%)
Dollar General Corp.
11.875%, 7/15/17 PIK	4,000,000	4,500,000

Specialty Retail (0.1%)
Home Depot, Inc.
5.400%, 3/1/16	105,000	109,776
Limited Brands, Inc.
8.500%, 6/15/19§	$1,000,000	$1,046,131

		1,155,907

Total Consumer Discretionary		46,466,043

Consumer Staples (1.0%)
Beverages (0.0%)
Bottling Group LLC
4.625%, 11/15/12	61,000	65,780
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	56,000	65,747
Diageo Capital plc
5.500%, 9/30/16	63,000	67,913
Diageo Finance B.V.
5.300%, 10/28/15	95,000	102,818
PepsiCo, Inc.
7.900%, 11/1/18	94,000	118,695

		420,953

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	100,586
CVS Caremark Corp.
6.250%, 6/1/27	83,000	88,223
Kroger Co.
7.500%, 4/1/31	30,000	37,290
SUPERVALU, Inc.
8.000%, 5/1/16	3,300,000	3,415,500
Wal-Mart Stores, Inc.
5.000%, 4/5/12	254,000	274,832
5.250%, 9/1/35	102,000	102,139

		4,018,570

Food Products (0.3%)
Archer-Daniels-Midland Co.
6.450%, 1/15/38	25,000	28,781
General Mills, Inc.
6.000%, 2/15/12	115,000	124,947
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 5/1/14§	1,500,000	1,612,500
Kellogg Co.
7.450%, 4/1/31	35,000	45,173
Kraft Foods, Inc.
5.625%, 11/1/11	61,000	64,902
6.125%, 8/23/18	150,000	159,104
6.875%, 2/1/38	66,000	72,658
Tyson Foods, Inc.
10.500%, 3/1/14	1,000,000	1,132,500
Unilever Capital Corp.
5.900%, 11/15/32	30,000	33,457

		3,274,022

Household Products (0.2%)
Johnsondiversey Holdings, Inc. Series B
10.670%, 5/15/13(e)	2,500,000	2,400,000
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	56,938
Procter & Gamble Co.
5.800%, 8/15/34	78,000	87,057

		2,543,995

Tobacco (0.1%)
Alliance One International, Inc.
10.000%, 7/15/16§	500,000	516,250
Altria Group, Inc.
9.700%, 11/10/18	113,000	140,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
10.200%, 2/6/39	$73,000	$101,330
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	67,058

		824,991

Total Consumer Staples		11,082,531

Energy (4.7%)
Energy Equipment & Services (0.6%)
Halliburton Co.
5.500%, 10/15/10	215,000	224,264
SEACOR Holdings, Inc.
7.375%, 10/1/19	1,000,000	1,004,488
SESI LLC
6.875%, 6/1/14	2,000,000	1,910,000
Transocean, Inc.
6.800%, 3/15/38	30,000	34,343
Weatherford International Ltd.
5.500%, 2/15/16	75,000	76,371
9.625%, 3/1/19	2,600,000	3,254,755

		6,504,221

Oil, Gas & Consumable Fuels (4.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	80,000	84,765
Apache Corp.
5.625%, 1/15/17	50,000	54,444
Arch Coal, Inc.
8.750%, 8/1/16§	900,000	927,000
Bill Barrett Corp.
9.875%, 7/15/16	400,000	421,000
Callon Petroleum Co. Series B
9.750%, 12/8/10	4,000,000	1,560,000
Canadian Natural Resources Ltd.
6.250%, 3/15/38	112,000	119,318
Chesapeake Energy Corp.
6.500%, 8/15/17	4,000,000	3,670,000
7.250%, 12/15/18	6,000,000	5,670,000
6.875%, 11/15/20	1,300,000	1,157,000
Chevron Corp.
3.450%, 3/3/12	159,000	165,530
Conoco Funding Co.
6.350%, 10/15/11	73,000	79,993
ConocoPhillips
4.600%, 1/15/15	150,000	160,094
ConocoPhillips Canada
5.625%, 10/15/16	146,000	159,909
Devon Financing Corp. ULC
6.875%, 9/30/11	61,000	66,364
El Paso Corp.
12.000%, 12/12/13	2,800,000	3,192,000
7.750%, 1/15/32	1,700,000	1,557,537
EnCana Corp.
4.750%, 10/15/13	90,000	94,329
EnCana Holdings Finance Corp.
5.800%, 5/1/14	142,000	153,688
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,421
Hess Corp.
7.300%, 8/15/31	25,000	28,103
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	193,000	201,739
6.850%, 2/15/20	200,000	218,447
Marathon Oil Corp.
6.600%, 10/1/37	45,000	47,688
Mariner Energy, Inc.
7.500%, 4/15/13	$1,450,000	$1,399,250
Nabors Industries, Inc.
6.150%, 2/15/18	65,000	65,162
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,764,000
ONEOK Partners LP
8.625%, 3/1/19	100,000	119,375
Pemex Project Funding Master Trust
6.625%, 6/15/35	75,000	72,445
Petro-Canada, Inc.
5.950%, 5/15/35	20,000	19,691
6.800%, 5/15/38	15,000	16,010
PetroHawk Energy Corp.
7.875%, 6/1/15	4,200,000	4,137,000
Pioneer Natural Resources Co.
6.650%, 3/15/17	2,500,000	2,379,065
6.875%, 5/1/18	4,000,000	3,817,252
Plains All American Pipeline LP
6.500%, 5/1/18	40,000	42,844
Plains Exploration & Production Co.
10.000%, 3/1/16	3,000,000	3,232,500
Quicksilver Resources, Inc.
11.750%, 1/1/16	1,300,000	1,433,250
SandRidge Energy, Inc.
9.875%, 5/15/16§	2,000,000	2,085,000
Shell International Finance B.V.
4.000%, 3/21/14	190,000	199,579
Spectra Energy Capital LLC
7.500%, 9/15/38	30,000	34,990
StatoilHydro ASA
5.250%, 4/15/19	25,000	27,025
Suncor Energy, Inc.
6.100%, 6/1/18	90,000	94,056
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	118,000	139,218
Valero Energy Corp.
6.625%, 6/15/37	61,000	54,477
W&T Offshore, Inc.
8.250%, 6/15/14§	4,000,000	3,640,000
Woodside Finance Ltd.
8.125%, 3/1/14§	1,500,000	1,683,822
XTO Energy, Inc.
6.375%, 6/15/38	73,000	77,656

		46,339,036

Total Energy		52,843,257

Financials (7.7%)
Capital Markets (0.4%)
Bank of New York Mellon Corp.
5.125%, 8/27/13	63,000	68,100
Bear Stearns Cos., Inc.
6.400%, 10/2/17	155,000	168,620
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)	50,000	38,000
Credit Suisse USA, Inc.
7.125%, 7/15/32	62,000	73,988
Deutsche Bank AG/London
4.875%, 5/20/13	191,000	203,447
Goldman Sachs Capital II
5.793%, 12/29/49(l)	50,000	36,000
Goldman Sachs Group, Inc.
5.250%, 10/15/13	113,000	119,963
5.125%, 1/15/15	84,000	87,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.350%, 1/15/16	$83,000	$85,725
5.750%, 10/1/16	130,000	136,151
5.625%, 1/15/17	215,000	216,598
6.125%, 2/15/33	71,000	75,915
6.750%, 10/1/37	121,000	124,876
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	2,000,000	2,103,394
Morgan Stanley
5.050%, 1/21/11	145,000	149,987
6.600%, 4/1/12	63,000	68,461
5.300%, 3/1/13	82,000	85,922
4.750%, 4/1/14	75,000	74,446
5.450%, 1/9/17	251,000	251,350
UBS Preferred Funding Trust I
8.622%, 10/29/49(l)	50,000	46,051

		4,214,776

Commercial Banks (1.3%)
GMAC, Inc.
7.250%, 3/2/11§	1,187,000	1,142,487
6.875%, 9/15/11§	6,698,000	6,329,610
HSBC Bank USA/New York
4.625%, 4/1/14	83,000	85,662
5.875%, 11/1/34	90,000	91,952
HSBC Holdings plc
6.500%, 5/2/36	92,000	99,670
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	156,000	164,073
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14	408,000	424,484
4.125%, 10/15/14	94,000	96,337
4.375%, 7/21/15	203,000	212,136
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	123,000	133,661
PNC Funding Corp.
5.250%, 11/15/15	57,000	58,433
Regions Bank/Alabama
3.250%, 12/9/11	483,000	502,468
State Street Bank and Trust Co.
8.250%, 3/15/42(l)	20,000	19,582
USB Capital IX
6.189%, 10/29/49(l)	50,000	38,375
Wachovia Bank N.A.
5.600%, 3/15/16	113,000	114,298
6.600%, 1/15/38	209,000	229,416
Wachovia Capital Trust III
5.800%, 3/29/49(l)	100,000	69,000
Wachovia Corp.
5.300%, 10/15/11	192,000	203,423
5.500%, 8/1/35	77,000	69,487
Wells Fargo & Co.
5.375%, 2/7/35	57,000	55,217
Wells Fargo Bank N.A.
5.950%, 8/26/36	130,000	131,952
Wells Fargo Capital X
5.950%, 12/15/36	100,000	86,750
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	125,000	110,000
Wells Fargo Capital XV
9.750%, 12/31/49(l)	4,000,000	4,160,000

		14,628,473

Consumer Finance (1.7%)
American Express Co.
4.875%, 7/15/13	158,000	162,808
8.125%, 5/20/19	85,000	100,529
6.800%, 9/1/66(l)	$30,000	$25,500
Capital One Capital III
7.686%, 8/15/36	25,000	21,125
Capital One Financial Corp.
7.375%, 5/23/14	100,000	111,601
Ford Motor Credit Co. LLC
7.375%, 2/1/11	6,000,000	5,968,698
7.250%, 10/25/11	2,000,000	1,942,418
3.260%, 1/13/12(l)	1,000,000	900,000
8.000%, 6/1/14	6,000,000	5,765,982
12.000%, 5/15/15	3,000,000	3,305,778
SLM Corp.
5.375%, 5/15/14	125,000	95,672

		18,400,111

Diversified Financial Services (1.6%)
Bank of America Corp.
4.375%, 12/1/10	81,000	82,487
2.100%, 4/30/12	323,000	327,532
4.875%, 1/15/13	89,000	91,291
4.750%, 8/1/15	75,000	74,075
5.250%, 12/1/15	101,000	100,075
5.625%, 10/14/16	75,000	75,761
Bank of America N.A.
5.300%, 3/15/17	106,000	101,687
BP Capital Markets plc
5.250%, 11/7/13	110,000	120,497
Capital One Capital IV
6.745%, 2/17/37(l)	20,000	15,200
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	156,541
CEVA Group plc
10.000%, 9/1/14§	3,000,000	2,670,000
Citigroup, Inc.
5.250%, 2/27/12	156,000	160,227
5.300%, 1/7/16	274,000	266,584
5.850%, 8/2/16	58,000	56,708
5.850%, 12/11/34	55,000	47,210
Countrywide Home Loans, Inc.
4.000%, 3/22/11	85,000	86,388
General Electric Capital Corp.
4.875%, 3/4/15	65,000	66,995
5.400%, 2/15/17	72,000	71,780
5.625%, 9/15/17	191,000	193,394
6.750%, 3/15/32	148,000	151,097
6.150%, 8/7/37	128,000	121,469
6.375%, 11/15/67(l)	100,000	82,750
JPMorgan Chase & Co.
4.500%, 11/15/10	63,000	64,858
2.625%, 12/1/10	966,000	987,395
4.600%, 1/17/11	80,000	82,438
6.625%, 3/15/12	90,000	98,259
4.650%, 6/1/14	135,000	140,803
3.700%, 1/20/15	90,000	89,206
5.150%, 10/1/15	68,000	70,548
7.900%, 4/29/49(l)	6,968,000	6,690,464
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	82,000	86,604
Petroplus Finance Ltd.
7.000%, 5/1/17§	2,500,000	2,275,000
Principal Life Global Funding I
5.250%, 1/15/13§	123,000	125,249
Vanguard Health Holding Co. I LLC
11.250%, 10/1/15(e)	1,445,000	1,502,800

		17,333,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.6%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	$81,000	$88,515
Aflac, Inc.
8.500%, 5/15/19	2,500,000	2,980,175
AIG SunAmerica Global Financing X
6.900%, 3/15/32§	71,000	53,201
Allstate Corp.
7.500%, 6/15/13	77,000	86,114
6.125%, 5/15/37(l)	20,000	16,200
6.500%, 5/15/57(l)	20,000	16,600
American International Group, Inc.
5.600%, 10/18/16	80,000	58,699
5.850%, 1/16/18	281,000	203,446
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12	110,000	117,771
Chubb Corp.
6.000%, 5/11/37	25,000	27,599
6.375%, 3/29/67(l)	50,000	45,000
Liberty Mutual Group, Inc.
10.750%, 6/15/58(l)§	3,000,000	2,850,000
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	43,860
MetLife, Inc.
6.125%, 12/1/11	79,000	84,906
5.700%, 6/15/35	67,000	68,908
6.400%, 12/15/36	50,000	42,250
Metropolitan Life Global Funding I
5.125%, 6/10/14§	75,000	78,352
Nationwide Financial Services, Inc.
6.750%, 5/15/37	10,000	7,527
Progressive Corp.
6.700%, 6/15/37(l)	40,000	34,388
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	71,249
6.250%, 3/15/37(l)	50,000	43,961
Travelers Property Casualty Corp.
6.375%, 3/15/33	25,000	28,456

		7,047,177

Real Estate Investment Trusts (REITs) (1.9%)
Boston Properties, Inc.
5.000%, 6/1/15	60,000	58,753
ERP Operating LP
5.250%, 9/15/14	45,000	45,652
HCP, Inc.
6.000%, 1/30/17	45,000	42,027
6.700%, 1/30/18	1,000,000	962,133
Hospitality Properties Trust
6.300%, 6/15/16	55,000	49,160
Host Hotels & Resorts LP
6.875%, 11/1/14	4,000,000	3,910,000
Series O
6.375%, 3/15/15	4,500,000	4,263,750
Series Q
6.750%, 6/1/16	1,000,000	950,000
iStar Financial, Inc.
8.625%, 6/1/13	4,000,000	2,520,000
Simon Property Group LP
10.350%, 4/1/19	1,000,000	1,244,452
Vornado Realty Trust
3.625%, 11/15/26	2,000,000	1,942,500
2.850%, 4/1/27	5,000,000	4,756,250

		20,744,677

Real Estate Management & Development (0.2%)
Duke Realty LP
5.950%, 2/15/17	$3,000,000	$2,765,313

Thrifts & Mortgage Finance (0.0%)
Washington Mutual Preferred Funding LLC
9.750%, 10/29/49(h)§	2,500,000	25,000

Total Financials		85,158,899

Health Care (3.1%)
Health Care Equipment & Supplies (0.3%)
Bausch & Lomb, Inc. Term Loan
3.511%, 4/26/15	290,000	276,546
3.847%, 4/26/15(l)	2,575,200	2,455,726
Baxter International, Inc.
5.375%, 6/1/18	157,000	170,144
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	207,462

		3,109,878

Health Care Providers & Services (2.7%)
Aetna, Inc.
6.000%, 6/15/16	116,000	122,348
DaVita, Inc.
6.625%, 3/15/13	3,086,000	3,055,140
HCA, Inc.
6.500%, 2/15/16	6,000,000	5,325,000
8.500%, 4/15/19§	6,000,000	6,270,000
Tenet Healthcare Corp.
7.375%, 2/1/13	7,000,000	6,930,000
9.250%, 2/1/15	5,000,000	5,218,750
U.S. Oncology Holdings, Inc.
6.428%, 3/15/12 PIK(l)	3,151,000	2,741,370
UnitedHealth Group, Inc.
5.800%, 3/15/36	86,000	83,398

		29,746,006

Pharmaceuticals (0.1%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	61,000	67,989
5.125%, 4/1/19	50,000	52,986
AstraZeneca plc
5.900%, 9/15/17	63,000	70,490
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	178,360
Eli Lilly and Co.
5.200%, 3/15/17	158,000	170,577
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	202,667
Johnson & Johnson
4.950%, 5/15/33	105,000	104,272
Merck & Co., Inc.
4.750%, 3/1/15	80,000	87,007
Pfizer, Inc.
7.200%, 3/15/39	55,000	69,224
Schering-Plough Corp.
5.550%, 12/1/13	151,000	165,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Wyeth
5.500%, 2/1/14	$191,000	$208,592

		1,377,478

Total Health Care		34,233,362

Industrials (1.9%)
Aerospace & Defense (0.1%)
Boeing Co.
5.000%, 3/15/14	75,000	81,784
Goodrich Corp.
6.800%, 7/1/36	25,000	27,644
Honeywell International, Inc.
5.400%, 3/15/16	94,000	102,215
5.300%, 3/1/18	85,000	91,498
Lockheed Martin Corp. Series B
6.150%, 9/1/36	35,000	40,064
Northrop Grumman Systems Corp.
7.125%, 2/15/11	60,000	64,307
Raytheon Co.
6.400%, 12/15/18	50,000	58,398
United Technologies Corp.
4.875%, 5/1/15	93,000	101,715
6.125%, 2/1/19	33,000	37,756

		605,381

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	66,019

Airlines (0.0%)
Southwest Airlines Co.
5.750%, 12/15/16	50,000	49,821

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	85,089

Commercial Services & Supplies (0.2%)
Ceridian Corp.
11.250%, 11/15/15(e)	2,000,000	1,792,500
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	53,134
R.R. Donnelley & Sons Co.
6.125%, 1/15/17	75,000	70,711
Waste Management, Inc.
7.375%, 3/11/19	52,000	60,515

		1,976,860

Industrial Conglomerates (0.6%)
3M Co.
5.700%, 3/15/37	25,000	28,186
General Electric Co.
5.000%, 2/1/13	173,000	182,498
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,500,000	1,772,443
RBS Global, Inc./Rexnord LLC
11.750%, 8/1/16	2,000,000	1,810,000
Series 144a
9.500%, 8/1/14§	3,409,000	3,306,730

		7,099,857

Machinery (0.4%)
Deere & Co.
6.950%, 4/25/14	73,000	84,484
8.100%, 5/15/30	68,000	89,734
Terex Corp.
8.000%, 11/15/17	$5,000,000	$4,587,500

		4,761,718

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18	40,000	43,450
Canadian National Railway Co.
5.550%, 5/15/18	48,000	52,643
6.200%, 6/1/36	55,000	63,768
CSX Corp.
5.500%, 8/1/13	66,000	70,770
7.375%, 2/1/19	40,000	47,071
Hertz Corp.
8.875%, 1/1/14	5,500,000	5,555,000
10.500%, 1/1/16	500,000	520,000
Norfolk Southern Corp.
6.750%, 2/15/11	76,000	81,090
5.900%, 6/15/19	40,000	44,470
Union Pacific Corp.
6.150%, 5/1/37	25,000	28,258

		6,506,520

Total Industrials		21,151,265

Information Technology (1.1%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	133,240

Computers & Peripherals (0.0%)
Hewlett-Packard Co.
5.500%, 3/1/18	156,000	170,462
International Business Machines Corp.
4.750%, 11/29/12	152,000	164,409
8.000%, 10/15/38	55,000	76,566

		411,437

Electronic Equipment, Instruments & Components (0.3%)
Sanmina-SCI Corp.
6.750%, 3/1/13	2,000,000	1,900,000
8.125%, 3/1/16	2,000,000	1,870,000

		3,770,000

IT Services (0.4%)
First Data Corp.
Term Loan
3.036%, 9/24/14(l)	4,837,690	4,158,343

Semiconductors & Semiconductor Equipment (0.4%)
Freescale Semiconductor, Inc.
8.875%, 12/15/14	1,500,000	1,147,500
12.500%, 12/15/14	1,767,900	1,772,319
10.125%, 12/15/16	1,750,000	1,163,750

		4,083,569

Software (0.0%)
Microsoft Corp.
2.950%, 6/1/14	85,000	86,145
Oracle Corp.
3.750%, 7/8/14	135,000	140,244
5.250%, 1/15/16	111,000	120,754

		347,143

Total Information Technology		12,903,732

Materials (1.0%)
Chemicals (0.3%)
Dow Chemical Co.
7.600%, 5/15/14	75,000	82,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
8.550%, 5/15/19		$50,000	$56,207
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	101,541
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR	4,000,000	2,853,532
Lubrizol Corp.
8.875%, 2/1/19		$55,000	67,891
Potash Corp of Saskatchewan, Inc.
5.875%, 12/1/36		20,000	20,538

			3,182,678

Metals & Mining (0.6%)
Anglo American Capital plc
9.375%, 4/8/14§		1,900,000	2,213,500
ArcelorMittal S.A.
9.850%, 6/1/19		1,000,000	1,182,804
Barrick Gold Finance Co.
4.875%, 11/15/14		125,000	132,870
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		50,000	53,998
6.500%, 4/1/19		35,000	40,607
Newmont Mining Corp.
5.875%, 4/1/35		30,000	29,379
Novelis, Inc.
2.600%, 7/7/14		1,392,920	1,273,030
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		210,000	215,009
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		1,500,000	1,770,281
Vale Overseas Ltd.
6.875%, 11/21/36		117,000	121,040

			7,032,518

Paper & Forest Products (0.1%)
International Paper Co.
9.375%, 5/15/19		40,000	46,836
NewPage Corp.
10.000%, 5/1/12		1,000,000	660,000
Weyerhaeuser Co.
6.750%, 3/15/12		82,000	85,426

			792,262

Total Materials			11,007,458

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
6.250%, 3/15/11		61,000	65,024
5.875%, 8/15/12		61,000	66,763
5.100%, 9/15/14		109,000	117,520
5.500%, 2/1/18		75,000	78,253
6.150%, 9/15/34		158,000	161,472
BellSouth Corp.
6.000%, 10/15/11		123,000	132,831
5.200%, 9/15/14		62,000	67,127
British Telecommunications plc
9.625%, 12/15/30		80,000	102,486
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		96,000	102,378
8.750%, 6/15/30		57,000	73,816
Embarq Corp.
6.738%, 6/1/13		82,000	88,921
France Telecom S.A.
4.375%, 7/8/14		100,000	104,829
Qwest Corp.
8.375%, 5/1/16§		1,400,000	1,449,000
Telecom Italia Capital S.A.
5.250%, 10/1/15		$143,000	$148,044
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		199,000	223,490
Verizon Communications, Inc.
7.375%, 9/1/12		76,000	86,353
4.900%, 9/15/15		82,000	86,668
8.750%, 11/1/18		100,000	124,925
7.750%, 12/1/30		155,000	187,267
Wind Acquisition Finance S.A.
11.750%, 7/15/17§		1,800,000	2,029,500

			5,496,667

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35		50,000	52,098
AT&T Mobility LLC
7.125%, 12/15/31		55,000	64,033
Crown Castle International Corp.
9.000%, 1/15/15		1,500,000	1,571,250
Rogers Communications, Inc.
7.250%, 12/15/12		105,000	118,679
Vodafone Group plc
5.000%, 12/16/13		94,000	100,249
4.150%, 6/10/14		45,000	46,212
6.150%, 2/27/37		25,000	26,733

			1,979,254

Total Telecommunication Services			7,475,921

Utilities (3.5%)
Electric Utilities (2.1%)
Alabama Power Co.
5.700%, 2/15/33		25,000	26,858
Arizona Public Service Co.
8.750%, 3/1/19		2,000,000	2,421,468
Baltimore Gas & Electric Co.
5.900%, 10/1/16		122,000	127,976
Calpine Construction Finance Co. LP/ CCFC Finance Corp.
8.000%, 6/1/16§		1,000,000	1,025,000
Commonwealth Edison Co.
6.150%, 9/15/17		144,000	159,122
Consolidated Edison Co. of New York, Inc. Series 05-C
5.375%, 12/15/15		85,000	91,738
Duke Energy Carolinas LLC Series C
7.000%, 11/15/18		26,000	31,116
Duke Energy Corp.
6.250%, 1/15/12		182,000	198,345
Energy Future Holdings Corp.
10.875%, 11/1/17(e)		3,000,000	2,265,000
11.250%, 11/1/17 PIK		732,000	483,120
Exelon Corp.
5.625%, 6/15/35		80,000	77,111
FirstEnergy Corp. Series C
7.375%, 11/15/31		60,000	67,256
Florida Power & Light Co.
5.850%, 5/1/37		30,000	33,554
Georgia Power Co.
6.000%, 11/1/13		60,000	67,168
5.950%, 2/1/39		40,000	44,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	$76,000	$82,804
5.750%, 4/1/18	70,000	75,558
6.125%, 4/1/36	55,000	59,369
Northern States Power Co.
5.250%, 3/1/18	25,000	26,825
Series B
8.000%, 8/28/12	90,000	104,634
Ohio Power Co.
6.000%, 6/1/16	65,000	69,934
Series G
6.600%, 2/15/33	125,000	136,023
Oncor Electric Delivery Co.
6.375%, 5/1/12	79,000	85,786
6.375%, 1/15/15	65,000	72,047
Pacific Gas & Electric Co.
4.800%, 3/1/14	75,000	79,988
5.800%, 3/1/37	25,000	27,065
Progress Energy, Inc.
7.750%, 3/1/31	35,000	43,810
PSEG Power LLC
5.500%, 12/1/15	75,000	80,572
Public Service Co. of New Mexico
7.950%, 5/15/18	1,500,000	1,512,882
Southern California Edison Co.
6.000%, 1/15/34	45,000	50,946
Texas Competitive Electric Holdings Co. LLC
10.500%, 11/1/16 PIK	562,500	376,875
Series A
10.250%, 11/1/15(e)	7,000,000	5,040,000
Series B
10.250%, 11/1/15(e)	3,800,000	2,736,000
Term Loan
3.754%, 10/10/14(l)	7,245,312	5,718,363
Virginia Electric & Power Co. Series A
5.950%, 9/15/17	100,000	110,867

		23,609,867

Gas Utilities (0.0%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	86,420

Independent Power Producers & Energy Traders (1.2%)
Dynegy Holdings, Inc.
8.750%, 2/15/12	6,719,000	6,853,380
7.500%, 6/1/15	2,000,000	1,850,000
7.750%, 6/1/19	3,500,000	2,983,750
RRI Energy, Inc.
7.875%, 6/15/17	1,800,000	1,757,250
Tennessee Valley Authority
5.250%, 9/15/39	100,000	105,512

		13,549,892

Multi-Utilities (0.2%)
CMS Energy Corp.
8.750%, 6/15/19	1,000,000	1,087,791
Dominion Resources, Inc.
8.875%, 1/15/19	113,000	142,967
Series A
5.000%, 12/1/14	81,000	85,819
Series B
5.950%, 6/15/35	30,000	31,549
DTE Energy Co.
6.350%, 6/1/16	$60,000	$61,765

		1,409,891

Total Utilities		38,656,070

Total Corporate Bonds		320,978,538

Government Securities (9.2%)
Foreign Governments (0.3%)
European Investment Bank
4.625%, 10/20/15	$340,000	368,949
Federative Republic of Brazil
8.000%, 1/15/18	504,333	584,018
5.875%, 1/15/19	155,000	166,625
Province of British Columbia
4.300%, 5/30/13	15,000	15,953
Province of Nova Scotia
5.125%, 1/26/17	50,000	53,176
Province of Ontario
4.500%, 2/3/15	96,000	103,726
4.750%, 1/19/16	47,000	50,461
Province of Quebec
4.600%, 5/26/15	47,000	50,320
7.500%, 9/15/29	82,000	108,698
Republic of Italy
4.375%, 6/15/13	78,000	82,788
4.500%, 1/21/15	129,000	136,651
4.750%, 1/25/16	49,000	51,064
6.875%, 9/27/23	29,000	34,848
5.375%, 6/15/33	122,000	128,843
Republic of Peru
7.125%, 3/30/19	85,000	98,048
Republic of Poland
5.000%, 10/19/15	33,000	34,678
Republic of South Africa
6.500%, 6/2/14	31,000	33,945
Svensk Exportkredit AB
4.875%, 9/29/11	800,000	851,269
United Mexican States
6.375%, 1/16/13	106,000	116,229
6.750%, 9/27/34	194,000	213,400

		3,283,689

Municipal Bonds (0.0%)
Metropolitan Transportation Authority
7.336%, 11/15/39	30,000	37,081
Port Authority of New York & New Jersey
6.040%, 12/1/29	70,000	76,201
State of California
7.550%, 4/1/39	60,000	66,688

		179,970

Supranational (0.0%)
Eksportfinans A/S
5.500%, 5/25/16	60,000	64,810
European Investment Bank
3.000%, 4/8/14	130,000	133,034
4.625%, 5/15/14	123,000	134,034
Inter-American Development Bank
5.125%, 9/13/16	75,000	83,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
International Bank for Reconstruction & Development
7.625%, 1/19/23	$137,000	$182,758

		597,711

U.S. Government Agencies (5.4%)
Federal Home Loan Bank
3.625%, 10/18/13	685,000	721,515
5.250%, 6/5/17	595,000	667,730
Federal Home Loan Mortgage Corp.
3.875%, 6/29/11	616,000	648,328
5.125%, 7/15/12	841,000	922,765
4.875%, 11/15/13	1,044,000	1,149,918
5.500%, 11/1/18	74,923	80,297
5.500%, 5/1/20	68,274	73,042
5.500%, 12/1/21	160,045	170,723
5.500%, 3/1/22	179,165	190,895
6.750%, 9/15/29	78,000	99,385
6.250%, 7/15/32	189,000	238,408
6.000%, 12/1/33	431,310	459,934
5.744%, 11/1/36(l)	1,746,633	1,853,615
6.029%, 4/1/37(l)	1,301,100	1,380,793
Federal National Mortgage Association
5.125%, 4/15/11	665,000	709,812
5.375%, 11/15/11	490,000	534,143
1.750%, 8/10/12	1,000,000	1,004,557
4.625%, 10/15/14	251,000	273,988
5.000%, 4/15/15	233,000	258,565
5.375%, 6/12/17	1,096,000	1,238,146
5.000%, 2/1/18	331,916	352,907
5.000%, 11/1/18	559,609	594,825
5.000%, 12/1/18	924,920	983,414
5.000%, 10/1/19	305,207	324,175
5.500%, 3/1/20	104,562	111,865
4.500%, 9/1/20	1,409,285	1,491,145
5.000%, 3/1/21	67,742	71,772
6.000%, 9/1/21	193,568	207,435
5.000%, 2/1/24	146,392	154,369
4.000%, 6/1/24	1,100,000	1,121,183
6.250%, 5/15/29	164,000	201,225
5.500%, 7/1/33	2,634,636	2,772,440
5.000%, 11/1/33	2,763,235	2,868,151
5.000%, 6/1/35	1,476,983	1,532,601
4.500%, 10/1/35	884,738	901,327
5.500%, 1/1/36	2,157,232	2,265,347
5.500%, 11/1/36	1,713,719	1,799,071
5.500%, 2/1/37	3,493,629	3,663,261
5.000%, 5/1/37	442,265	457,537
5.000%, 7/1/37	113,083	116,987
6.000%, 9/1/37	4,575,433	4,841,591
6.000%, 12/1/37	107,986	114,237
6.000%, 5/1/38	257,615	272,408
6.000%, 8/1/38	413,408	436,953
6.500%, 9/1/38	1,938,596	2,075,661
6.000%, 10/1/38	2,426,231	2,566,687
6.000%, 11/1/38	97,834	103,467
4.500%, 6/1/39	1,294,015	1,312,617
4.000%, 7/1/39	651,762	646,543
4.500%, 7/1/39	2,791,580	2,831,709
4.000%, 8/1/39	1,598,880	1,587,075
4.500%, 8/1/39	900,000	913,078
5.000%, 10/25/39 TBA	3,300,000	3,408,281
6.500%, 11/25/39 TBA	600,000	638,742
Government National Mortgage Association
5.000%, 9/15/39	1,100,000	1,141,594
5.500%, 10/15/39 TBA	$2,000,000	$2,098,281

		59,656,520

U.S. Treasuries (3.5%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	694,081
8.125%, 8/15/19	304,000	423,605
8.500%, 2/15/20	342,000	490,984
8.000%, 11/15/21	545,000	771,431
6.250%, 8/15/23	905,000	1,134,361
6.375%, 8/15/27	1,508,000	1,959,930
5.375%, 2/15/31	282,000	335,051
4.500%, 2/15/36	565,000	606,845
5.000%, 5/15/37	44,000	50,992
4.375%, 2/15/38	337,000	355,009
4.500%, 5/15/38	875,000	941,582
4.250%, 5/15/39	90,000	93,108
4.500%, 8/15/39	200,000	215,625
U.S. Treasury Notes
2.000%, 9/30/10	796,000	808,344
1.250%, 11/30/10	1,998,000	2,015,638
4.250%, 1/15/11	1,089,000	1,140,812
0.875%, 1/31/11	762,000	765,185
0.875%, 2/28/11	633,000	635,423
1.000%, 8/31/11	1,630,000	1,632,866
4.500%, 9/30/11	1,703,000	1,822,476
4.625%, 2/29/12	2,780,000	3,010,437
1.375%, 5/15/12	1,300,000	1,304,367
4.750%, 5/31/12	749,000	817,405
1.875%, 6/15/12	910,000	924,219
4.250%, 9/30/12	522,000	565,595
3.875%, 10/31/12	727,000	780,446
2.750%, 2/28/13	2,750,000	2,855,058
1.500%, 12/31/13	1,396,000	1,366,881
2.250%, 5/31/14	630,000	631,920
2.625%, 7/31/14	1,350,000	1,372,571
2.375%, 8/31/14	49,000	49,184
4.000%, 2/15/15	284,000	306,010
4.125%, 5/15/15	312,000	337,837
3.250%, 6/30/16	685,000	701,643
4.875%, 8/15/16	372,000	418,558
4.500%, 5/15/17	1,227,000	1,346,728
4.250%, 11/15/17	1,355,000	1,460,012
4.000%, 8/15/18	903,000	953,300
3.125%, 5/15/19	2,620,000	2,578,038
3.625%, 8/15/19	215,000	220,677

		38,894,234

Total Government Securities		102,612,124

Total Long-Term Debt Securities (39.5%) (Cost $479,981,318)		438,883,234

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
Motors Liquidation Co.
6.250%	200,000	720,000

Total Consumer Discretionary		720,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
SandRidge Energy, Inc.
8.500%*§	10,000	$1,739,050

Total Energy		1,739,050

Financials (1.4%)
Commercial Banks (0.6%)
Wells Fargo & Co.
7.500%	7,000	6,251,000

Diversified Financial Services (0.6%)
Bank of America Corp.
7.250%	8,210	6,978,500

Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc.
1.950%	130,000	1,596,556

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
5.375%*	80	470,000
8.750%*	189,400	454,560

		924,560

Total Financials		15,750,616

Total Convertible Preferred Stocks (1.6%) (Cost $34,848,440)		18,209,666

PREFERRED STOCKS:
Financials (0.4%)
Diversified Financial Services (0.2%)
Preferred Blocker, Inc.
7.000%§	4,046	2,352,876

Thrifts & Mortgage Finance (0.2%)
Fannie Mae
6.750%*	200,000	314,000
7.625%*	306,800	506,220
8.250%(l)*	149,600	240,856
Freddie Mac
8.375%(l)*	288,100	521,461

		1,582,537

Total Financials		3,935,413

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
7.000%*	1,500	1,530,000

Total Health Care		1,530,000

Total Preferred Stocks (0.5%) (Cost $26,385,979)		5,465,413

COMMON STOCKS:
Consumer Discretionary (3.4%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	10,800	183,924
Johnson Controls, Inc.	26,500	677,340

		861,264

Automobiles (0.1%)
Ford Motor Co.*	143,400	1,033,914
Harley-Davidson, Inc.	10,500	$241,500

		1,275,414

Distributors (0.0%)
Genuine Parts Co.	7,100	270,226

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	5,400	397,818
DeVry, Inc.	2,800	154,896
H&R Block, Inc.	15,200	279,376

		832,090

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	19,500	648,960
Darden Restaurants, Inc.	6,100	208,193
International Game Technology	13,200	283,536
Marriott International, Inc., Class A	11,797	325,479
McDonald’s Corp.	48,400	2,762,188
Starbucks Corp.*	32,800	677,320
Starwood Hotels & Resorts Worldwide, Inc.	8,300	274,149
Wyndham Worldwide Corp.	8,000	130,560
Wynn Resorts Ltd.*	3,000	212,670
Yum! Brands, Inc.	20,600	695,456

		6,218,511

Household Durables (0.1%)
Black & Decker Corp.	2,700	124,983
D.R. Horton, Inc.	12,300	140,343
Fortune Brands, Inc.	6,700	287,966
Harman International Industries, Inc.	3,100	105,028
KB Home	3,300	54,813
Leggett & Platt, Inc.	7,000	135,800
Lennar Corp., Class A	6,300	89,775
Newell Rubbermaid, Inc.	12,400	194,556
Pulte Homes, Inc.	12,890	141,661
Whirlpool Corp.	3,300	230,868

		1,505,793

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	14,600	1,363,056
Expedia, Inc.*	9,400	225,130

		1,588,186

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	12,100	57,838
Hasbro, Inc.	5,600	155,400
Mattel, Inc.	16,000	295,360

		508,598

Media (1.0%)
CBS Corp., Class B	30,300	365,115
Comcast Corp., Class A	127,300	2,150,097
DIRECTV Group, Inc.*	20,700	570,906
Gannett Co., Inc.	10,500	131,355
Historic TW, Inc.	53,300	1,533,974
Interpublic Group of Cos., Inc.*	21,400	160,928
McGraw-Hill Cos., Inc.	14,000	351,960
Meredith Corp.	1,700	50,898
New York Times Co., Class A	5,200	42,224
News Corp., Class A	101,000	1,210,990
Omnicom Group, Inc.	13,900	513,466
Scripps Networks Interactive, Inc., Class A	4,000	147,800
Time Warner Cable, Inc.	15,700	676,513
Viacom, Inc., Class B*	27,000	757,080
Walt Disney Co.	82,700	2,270,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Post Co., Class B	269	$125,914

		11,060,162

Multiline Retail (0.3%)
Big Lots, Inc.*	3,700	92,574
Family Dollar Stores, Inc.	6,300	166,320
J.C. Penney Co., Inc.	10,500	354,375
Kohl’s Corp.*	13,200	753,060
Macy’s, Inc.	18,800	343,852
Nordstrom, Inc.	7,100	216,834
Sears Holdings Corp.*	2,400	156,744
Target Corp.	32,900	1,535,772

		3,619,531

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A	3,900	128,232
AutoNation, Inc.*	4,800	86,784
AutoZone, Inc.*	1,600	233,952
Bed Bath & Beyond, Inc.*	11,600	435,464
Best Buy Co., Inc.	15,200	570,304
GameStop Corp., Class A*	7,300	193,231
Gap, Inc.	20,700	442,980
Home Depot, Inc.	75,600	2,013,984
Limited Brands, Inc.	12,100	205,579
Lowe’s Cos., Inc.	65,700	1,375,758
Office Depot, Inc.*	12,300	81,426
O’Reilly Automotive, Inc.*	6,100	220,454
RadioShack Corp.	5,600	92,792
Sherwin-Williams Co.	4,400	264,704
Staples, Inc.	31,900	740,718
Tiffany & Co.	5,500	211,915
TJX Cos., Inc.	18,400	683,560

		7,981,837

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	14,200	467,464
NIKE, Inc., Class B	16,900	1,093,430
Polo Ralph Lauren Corp.	2,500	191,550
VF Corp.	4,000	289,720

		2,042,164

Total Consumer Discretionary		37,763,776

Consumer Staples (4.5%)
Beverages (1.2%)
Brown-Forman Corp., Class B	4,500	216,990
Coca-Cola Co.	102,800	5,520,360
Coca-Cola Enterprises, Inc.	14,100	301,881
Constellation Brands, Inc., Class A*	8,800	133,320
Diageo plc	150,000	2,301,336
Dr. Pepper Snapple Group, Inc.*	11,300	324,875
Molson Coors Brewing Co., Class B	6,700	326,156
Pepsi Bottling Group, Inc.	5,900	214,996
PepsiCo, Inc.	69,400	4,071,004

		13,410,918

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	18,900	1,067,094
CVS Caremark Corp.	64,000	2,287,360
Kroger Co.	29,100	600,624
Safeway, Inc.	19,000	374,680
SUPERVALU, Inc.	9,500	143,070
Sysco Corp.	26,300	653,555
Walgreen Co.	44,200	1,656,174
Wal-Mart Stores, Inc.	95,800	4,702,822
Whole Foods Market, Inc.*	6,300	$192,087

		11,677,466

Food Products (0.6%)
Archer-Daniels-Midland Co.	28,600	835,692
Campbell Soup Co.	9,000	293,580
ConAgra Foods, Inc.	20,000	433,600
Dean Foods Co.*	7,900	140,541
General Mills, Inc.	14,700	946,386
H.J. Heinz Co.	14,000	556,500
Hershey Co.	7,400	287,564
Hormel Foods Corp.	2,600	92,352
J.M. Smucker Co.	5,400	286,254
Kellogg Co.	11,300	556,299
Kraft Foods, Inc., Class A	65,500	1,720,685
McCormick & Co., Inc. (Non-Voting)	5,700	193,458
Sara Lee Corp.	31,000	345,340
Tyson Foods, Inc., Class A	13,500	170,505

		6,858,756

Household Products (1.0%)
Clorox Co.	6,200	364,684
Colgate-Palmolive Co.	22,300	1,701,044
Kimberly-Clark Corp.	18,500	1,091,130
Procter & Gamble Co.	129,500	7,500,640

		10,657,498

Personal Products (0.1%)
Avon Products, Inc.	19,000	645,240
Estee Lauder Cos., Inc., Class A	5,200	192,816

		838,056

Tobacco (0.6%)
Altria Group, Inc.	90,700	1,615,367
Lorillard, Inc.	7,500	557,250
Philip Morris International, Inc.	85,800	4,181,892
Reynolds American, Inc.	7,500	333,900

		6,688,409

Total Consumer Staples		50,131,103

Energy (5.4%)
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	13,800	588,708
BJ Services Co.	13,000	252,590
Cameron International Corp.*	9,500	359,290
Diamond Offshore Drilling, Inc.	3,100	296,112
ENSCO International, Inc.	6,300	268,002
FMC Technologies, Inc.*	5,500	287,320
Halliburton Co.	39,300	1,065,816
Nabors Industries Ltd.*	12,600	263,340
National Oilwell Varco, Inc.*	18,600	802,218
Rowan Cos., Inc.	5,100	117,657
Schlumberger Ltd.	53,200	3,170,720
Smith International, Inc.	9,800	281,260

		7,753,033

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	21,400	1,342,422
Apache Corp.	14,700	1,349,901
Cabot Oil & Gas Corp.	4,600	164,450
Canadian Oil Sands Trust	200,000	5,744,174
Chesapeake Energy Corp.	27,800	789,520
Chevron Corp.	89,000	6,268,270
ConocoPhillips	165,800	7,487,528
Consol Energy, Inc.	8,100	365,391
Denbury Resources, Inc.*	11,100	167,943
Devon Energy Corp.	19,800	1,333,134
El Paso Corp.	31,300	323,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
EOG Resources, Inc.	11,200	$935,312
Exxon Mobil Corp.	213,300	14,634,513
Hess Corp.	12,700	678,942
Marathon Oil Corp.	31,600	1,008,040
Massey Energy Co.	3,800	105,982
McMoRan Exploration Co. (ADR)*	700	933,100
Murphy Oil Corp.	8,500	489,345
Noble Energy, Inc.	7,700	507,892
Occidental Petroleum Corp.	36,000	2,822,400
Peabody Energy Corp.	11,900	442,918
Pioneer Natural Resources Co.	5,200	188,708
Range Resources Corp.	7,000	345,520
Southwestern Energy Co.*	15,300	653,004
Spectra Energy Corp.	28,800	545,472
Sunoco, Inc.	5,200	147,940
Tesoro Corp.	6,200	92,876
Valero Energy Corp.	24,800	480,872
Williams Cos., Inc.	25,900	462,833
XTO Energy, Inc.	25,300	1,045,396

		51,856,814

Total Energy		59,609,847

Financials (9.4%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	11,400	414,162
Bank of New York Mellon Corp.	53,300	1,545,167
Charles Schwab Corp.	41,900	802,385
Credit Suisse USA, Inc. (ADR)*	125,000	2,608,750
E*TRADE Financial Corp.*	48,900	85,575
Federated Investors, Inc., Class B	4,000	105,480
Franklin Resources, Inc.	6,700	674,020
Goldman Sachs Group, Inc.	22,690	4,182,902
Goldman Sachs Group, Inc.*§	180,000	7,652,710
Invesco Ltd.	18,300	416,508
Janus Capital Group, Inc.	8,000	113,440
Legg Mason, Inc.	7,200	223,416
Morgan Stanley	60,300	1,862,064
Northern Trust Corp.	10,700	622,312
State Street Corp.	22,000	1,157,200
T. Rowe Price Group, Inc.	11,400	520,980

		22,987,071

Commercial Banks (2.1%)
Barclays plc*	300,000	1,773,947
BB&T Corp.	30,300	825,372
Comerica, Inc.	6,700	198,789
Fifth Third Bancorp	35,700	361,641
First Horizon National Corp.*	9,799	129,646
HSBC Holdings plc	500,000	5,721,377
Huntington Bancshares, Inc./Ohio	30,200	142,242
KeyCorp	38,600	250,900
M&T Bank Corp.	3,700	230,584
Marshall & Ilsley Corp.	15,800	127,506
PNC Financial Services Group, Inc.	20,500	996,095
Regions Financial Corp.	51,600	320,436
SunTrust Banks, Inc.	22,200	500,610
U.S. Bancorp	84,800	1,853,728
Wells Fargo & Co.	356,700	10,051,806
Zions Bancorp	5,200	93,444

		23,578,123

Consumer Finance (0.6%)
American Express Co.	52,800	1,789,920
Capital One Financial Corp.	132,100	4,719,933
Discover Financial Services	23,900	387,897
SLM Corp.*	20,900	$182,248

		7,079,998

Diversified Financial Services (2.8%)
Bank of America Corp.	783,900	13,263,588
Citigroup, Inc.	1,078,600	5,220,424
CME Group, Inc.	2,959	911,934
IntercontinentalExchange, Inc.*	3,200	311,008
JPMorgan Chase & Co.	249,500	10,933,090
Leucadia National Corp.*	8,100	200,232
Moody’s Corp.	8,500	173,910
NASDAQ OMX Group, Inc.*	6,100	128,405
NYSE Euronext	11,600	335,124

		31,477,715

Insurance (1.0%)
Aflac, Inc.	20,800	888,992
Allstate Corp.	23,900	731,818
American International Group, Inc.*	5,975	263,557
Aon Corp.	12,300	500,487
Assurant, Inc.	5,400	173,124
Chubb Corp.	15,700	791,437
Cincinnati Financial Corp.	7,300	189,727
Genworth Financial, Inc., Class A	20,200	241,390
Hartford Financial Services Group, Inc.	17,200	455,800
Lincoln National Corp.	13,200	342,012
Loews Corp.	16,100	551,425
Marsh & McLennan Cos., Inc.	23,300	576,209
MBIA, Inc.*	5,700	44,232
MetLife, Inc.	36,500	1,389,555
Principal Financial Group, Inc.	13,900	380,721
Progressive Corp.*	30,400	504,032
Prudential Financial, Inc.	20,600	1,028,146
Torchmark Corp.	3,800	165,034
Travelers Cos., Inc.	25,400	1,250,442
Unum Group	14,800	317,312
XL Capital Ltd., Class A	15,300	267,138

		11,052,590

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT), Class A	5,500	81,125
AvalonBay Communities, Inc. (REIT)	3,600	261,828
Boston Properties, Inc. (REIT)	6,200	406,410
Duke Realty Corp. (REIT)	170,000	2,041,700
Equity Residential (REIT)	12,200	374,540
HCP, Inc. (REIT)	12,900	370,746
Health Care REIT, Inc. (REIT)	5,100	212,262
Host Hotels & Resorts, Inc. (REIT)	26,800	315,436
iStar Financial, Inc. (REIT)*	156,800	476,672
Kimco Realty Corp. (REIT)	15,800	206,032
Plum Creek Timber Co., Inc. (REIT)	7,300	223,672
ProLogis (REIT)	19,800	236,016
Public Storage (REIT)	5,700	428,868
Simon Property Group, Inc. (REIT)	12,553	871,555
Ventas, Inc. (REIT)	7,000	269,500
Vornado Realty Trust (REIT)	7,131	459,315

		7,235,677

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	10,600	124,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	22,300	$293,245
People’s United Financial, Inc.	15,500	241,180

		534,425

Total Financials		104,070,043

Health Care (6.2%)
Biotechnology (0.7%)
Amgen, Inc.*	45,100	2,716,373
Biogen Idec, Inc.*	12,900	651,708
Celgene Corp.*	20,500	1,145,950
Cephalon, Inc.*	3,300	192,192
Genzyme Corp.*	12,000	680,760
Gilead Sciences, Inc.*	40,100	1,867,858

		7,254,841

Health Care Equipment & Supplies (0.7%)
Baxter International, Inc.	27,000	1,539,270
Becton, Dickinson and Co.	10,700	746,325
Boston Scientific Corp.*	67,100	710,589
C.R. Bard, Inc.	4,400	345,884
CareFusion Corp.*	8,050	175,490
DENTSPLY International, Inc.	6,600	227,964
Hospira, Inc.*	7,200	321,120
Intuitive Surgical, Inc.*	1,689	442,940
Medtronic, Inc.	49,100	1,806,880
St. Jude Medical, Inc.*	15,400	600,754
Stryker Corp.	12,100	549,703
Varian Medical Systems, Inc.*	5,600	235,928
Zimmer Holdings, Inc.*	9,600	513,120

		8,215,967

Health Care Providers & Services (0.7%)
Aetna, Inc.	19,900	553,817
AmerisourceBergen Corp.	13,500	302,130
Cardinal Health, Inc.	16,100	431,480
CIGNA Corp.	12,200	342,698
Coventry Health Care, Inc.*	6,600	131,736
DaVita, Inc.*	4,600	260,544
Express Scripts, Inc.*	12,100	938,718
Humana, Inc.*	7,600	283,480
Laboratory Corp. of America Holdings*	4,800	315,360
McKesson Corp.	12,100	720,555
Medco Health Solutions, Inc.*	21,400	1,183,634
Patterson Cos., Inc.*	4,100	111,725
Quest Diagnostics, Inc.	6,800	354,892
Tenet Healthcare Corp.*	18,700	109,956
UnitedHealth Group, Inc.	51,000	1,277,040
WellPoint, Inc.*	21,400	1,013,504

		8,331,269

Health Care Technology (0.0%)
IMS Health, Inc.	8,100	124,335

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	7,800	363,090
Millipore Corp.*	2,500	175,825
PerkinElmer, Inc.	5,200	100,048
Thermo Fisher Scientific, Inc.*	18,500	807,895
Waters Corp.*	4,300	240,198

		1,687,056

Pharmaceuticals (3.9%)
Abbott Laboratories, Inc.	108,600	5,372,442
Allergan, Inc.	13,700	777,612
Bristol-Myers Squibb Co.	88,300	1,988,516
Eli Lilly and Co.	45,000	$1,486,350
Forest Laboratories, Inc.*	13,500	397,440
Johnson & Johnson	202,300	12,318,047
King Pharmaceuticals, Inc.*	11,100	119,547
Merck & Co., Inc.	344,000	10,880,720
Mylan, Inc.*	13,600	217,736
Pfizer, Inc.	300,700	4,976,585
Schering-Plough Corp.	72,600	2,050,950
Watson Pharmaceuticals, Inc.*	4,700	172,208
Wyeth	59,400	2,885,652

		43,643,805

Total Health Care		69,257,273

Industrials (3.8%)
Aerospace & Defense (1.0%)
Boeing Co.	31,900	1,727,385
General Dynamics Corp.	17,200	1,111,120
Goodrich Corp.	5,500	298,870
Honeywell International, Inc.	32,800	1,218,520
ITT Corp.	8,100	422,415
L-3 Communications Holdings, Inc.	5,200	417,664
Lockheed Martin Corp.	14,000	1,093,120
Northrop Grumman Corp.	14,400	745,200
Precision Castparts Corp.	6,200	631,594
Raytheon Co.	17,600	844,272
Rockwell Collins, Inc.	7,100	360,680
United Technologies Corp.	41,800	2,546,874

		11,417,714

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	7,600	438,900
Expeditors International of Washington, Inc.	9,500	333,925
FedEx Corp.	13,900	1,045,558
United Parcel Service, Inc., Class B	44,100	2,490,327

		4,308,710

Airlines (0.0%)
Southwest Airlines Co.	33,100	317,760

Building Products (0.0%)
Masco Corp.	16,000	206,720

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	5,000	180,050
Cintas Corp.	5,900	178,829
Iron Mountain, Inc.*	8,000	213,280
Pitney Bowes, Inc.	9,200	228,620
R.R. Donnelley & Sons Co.	9,200	195,592
Republic Services, Inc.	14,400	382,608
Stericycle, Inc.*	3,800	184,110
Waste Management, Inc.	21,900	653,058

		2,216,147

Construction & Engineering (0.1%)
Fluor Corp.	8,000	406,800
Jacobs Engineering Group, Inc.*	5,500	252,725
Quanta Services, Inc.*	8,700	192,531

		852,056

Electrical Equipment (0.2%)
Emerson Electric Co.	33,500	1,342,680
Rockwell Automation, Inc.	6,300	268,380

		1,611,060

Industrial Conglomerates (0.9%)
3M Co.	31,000	2,287,800
General Electric Co.	471,500	7,742,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	12,000	$227,760

		10,257,590

Machinery (0.6%)
Caterpillar, Inc.	27,200	1,396,176
Cummins, Inc.	9,000	403,290
Danaher Corp.	11,400	767,448
Deere & Co.	18,800	806,896
Dover Corp.	8,300	321,708
Eaton Corp.	7,400	418,766
Flowserve Corp.	2,500	246,350
Illinois Tool Works, Inc.	17,100	730,341
PACCAR, Inc.	16,200	610,902
Pall Corp.	5,300	171,084
Parker Hannifin Corp.	7,200	373,248
Snap-On, Inc.	2,600	90,376
Stanley Works	3,600	153,684

		6,490,269

Professional Services (0.1%)
Dun & Bradstreet Corp.	2,400	180,768
Equifax, Inc.	5,600	163,184
Monster Worldwide, Inc.*	5,700	99,636
Robert Half International, Inc.	6,800	170,136

		613,724

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.	11,900	949,977
CSX Corp.	17,500	732,550
Norfolk Southern Corp.	16,400	707,004
Ryder System, Inc.	2,500	97,650
Union Pacific Corp.	22,500	1,312,875

		3,800,056

Trading Companies & Distributors (0.0%)
Fastenal Co.	5,800	224,460
W.W. Grainger, Inc.	2,800	250,208

		474,668

Total Industrials		42,566,474

Information Technology (7.0%)
Communications Equipment (1.0%)
Ciena Corp.*	4,100	66,748
Cisco Systems, Inc.*	255,900	6,023,886
Harris Corp.	5,900	221,840
Harris Stratex Networks, Inc., Class A*	993	6,951
JDS Uniphase Corp.*	9,900	70,389
Juniper Networks, Inc.*	23,300	629,566
Motorola, Inc.	102,200	877,898
QUALCOMM, Inc.	73,800	3,319,524
Tellabs, Inc.*	17,800	123,176

		11,339,978

Computers & Peripherals (2.2%)
Apple, Inc.*	39,800	7,377,726
Dell, Inc.*	75,500	1,152,130
EMC Corp.*	88,700	1,511,448
Hewlett-Packard Co.	105,200	4,966,492
International Business Machines Corp.	58,200	6,961,302
Lexmark International, Inc., Class A*	3,600	77,544
NetApp, Inc.*	14,800	394,864
QLogic Corp.*	5,500	94,600
SanDisk Corp.*	10,100	219,170
Sun Microsystems, Inc.*	32,000	290,880
Teradata Corp.*	7,700	211,904
Western Digital Corp.*	9,900	$361,647

		23,619,707

Electronic Equipment, Instruments & Components (0.2%)
Agilent Technologies, Inc.*	15,300	425,799
Amphenol Corp., Class A	7,600	286,368
Corning, Inc.	69,300	1,060,983
FLIR Systems, Inc.*	6,700	187,399
Jabil Circuit, Inc.	9,200	123,372
Molex, Inc.	6,200	129,456

		2,213,377

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	7,700	151,536
eBay, Inc.*	49,200	1,161,612
Google, Inc., Class A*	10,680	5,295,678
VeriSign, Inc.*	8,600	203,734
Yahoo!, Inc.*	52,100	927,901

		7,740,461

IT Services (0.4%)
Affiliated Computer Services, Inc., Class A*	4,400	238,348
Automatic Data Processing, Inc.	22,400	880,320
Cognizant Technology Solutions Corp., Class A*	13,000	502,580
Computer Sciences Corp.*	6,800	358,428
Convergys Corp.*	4,300	42,742
Fidelity National Information Services, Inc.	7,900	201,529
Fiserv, Inc.*	6,900	332,580
Mastercard, Inc., Class A	4,188	846,604
Paychex, Inc.	14,300	415,415
Total System Services, Inc.	8,800	141,768
Western Union Co.	31,300	592,196

		4,552,510

Office Electronics (0.0%)
Xerox Corp.	38,600	298,764

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	25,200	142,632
Altera Corp.	13,100	268,681
Analog Devices, Inc.	13,000	358,540
Applied Materials, Inc.	57,400	769,160
Broadcom Corp., Class A*	19,100	586,179
Intel Corp.	248,400	4,861,188
KLA-Tencor Corp.	7,600	272,536
Linear Technology Corp.	9,900	273,537
LSI Corp.*	29,000	159,210
MEMC Electronic Materials, Inc.*	10,000	166,300
Microchip Technology, Inc.	8,200	217,300
Micron Technology, Inc.*	37,800	309,960
National Semiconductor Corp.	9,100	129,857
Novellus Systems, Inc.*	4,400	92,312
Nvidia Corp.*	24,400	366,732
Teradyne, Inc.*	8,000	74,000
Texas Instruments, Inc.	55,000	1,302,950
Xilinx, Inc.	12,300	288,066

		10,639,140

Software (1.5%)
Adobe Systems, Inc.*	23,300	769,832
Autodesk, Inc.*	10,200	242,760
BMC Software, Inc.*	8,300	311,499
CA, Inc.	17,600	387,024
Citrix Systems, Inc.*	8,100	317,763
Compuware Corp.*	10,800	79,164
Electronic Arts, Inc.*	14,400	274,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.*	14,400	$410,400
McAfee, Inc.*	6,900	302,151
Microsoft Corp.	344,000	8,906,160
Novell, Inc.*	15,400	69,454
Oracle Corp.	173,300	3,611,572
Red Hat, Inc.*	8,500	234,940
Salesforce.com, Inc.*	4,700	267,571
Symantec Corp.*	36,500	601,155

		16,785,765

Total Information Technology		77,189,702

Materials (1.5%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	9,400	729,252
Airgas, Inc.	3,700	178,969
CF Industries Holdings, Inc.	3,400	293,182
Dow Chemical Co.	50,200	1,308,714
E.I. du Pont de Nemours & Co.	40,300	1,295,242
Eastman Chemical Co.	3,200	171,328
Ecolab, Inc.	10,000	462,300
FMC Corp.	3,300	185,625
International Flavors & Fragrances, Inc.	2,900	109,997
Monsanto Co.	24,200	1,873,080
PPG Industries, Inc.	7,300	424,933
Praxair, Inc.	13,700	1,119,153
Sigma-Aldrich Corp.	5,500	296,890

		8,448,665

Construction Materials (0.0%)
Vulcan Materials Co.	5,400	291,978

Containers & Packaging (0.1%)
Ball Corp.	4,200	206,640
Bemis Co., Inc.	4,800	124,368
Owens-Illinois, Inc.*	7,500	276,750
Pactiv Corp.*	5,900	153,695
Sealed Air Corp.	7,100	139,373

		900,826

Metals & Mining (0.5%)
AK Steel Holding Corp.	5,100	100,623
Alcoa, Inc.	43,400	569,408
Allegheny Technologies, Inc.	4,400	153,956
Barrick Gold Corp.	10,000	379,000
Freeport-McMoRan Copper & Gold, Inc.	18,100	1,241,841
Newmont Mining Corp.	61,300	2,698,426
Nucor Corp.	14,000	658,140
Titanium Metals Corp.	3,800	36,442
United States Steel Corp.	6,400	283,968

		6,121,804

Paper & Forest Products (0.1%)
International Paper Co.	19,300	429,039
MeadWestvaco Corp.	7,600	169,556
Weyerhaeuser Co.	9,400	344,510

		943,105

Total Materials		16,706,378

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	411,800	11,122,718
CenturyTel, Inc.	13,209	443,822
Frontier Communications Corp.	14,000	105,560
Qwest Communications International, Inc.	66,100	251,841
Verizon Communications, Inc.	181,000	$5,478,870
Windstream Corp.	17,200	174,236

		17,577,047

Wireless Telecommunication Services (0.1%)
American Tower Corp., Class A*	17,700	644,280
MetroPCS Communications, Inc.*	11,300	105,768
Sprint Nextel Corp.*	125,000	493,750

		1,243,798

Total Telecommunication Services		18,820,845

Utilities (5.8%)
Electric Utilities (2.9%)
Allegheny Energy, Inc.	7,600	201,552
American Electric Power Co., Inc.	141,300	4,378,887
Duke Energy Corp.	432,400	6,805,976
Edison International	14,500	486,910
Entergy Corp.	8,700	694,782
Exelon Corp.	29,000	1,438,980
FirstEnergy Corp.	48,600	2,221,992
FPL Group, Inc.	68,300	3,772,209
Northeast Utilities	7,800	185,172
Pepco Holdings, Inc.	9,800	145,824
Pinnacle West Capital Corp.	4,500	147,690
Portland General Electric Co.	75,000	1,479,000
PPL Corp.	16,800	509,712
Progress Energy, Inc.	82,400	3,218,544
Southern Co.	201,900	6,394,173

		32,081,403

Gas Utilities (0.2%)
AGL Resources, Inc.	40,000	1,410,800
EQT Corp.	5,800	247,080
Nicor, Inc.	2,000	73,180
Questar Corp.	7,800	292,968

		2,024,028

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	29,700	440,154
Constellation Energy Group, Inc.	8,900	288,093
Dynegy, Inc., Class A*	22,800	58,140

		786,387

Multi-Utilities (2.6%)
Ameren Corp.	170,400	4,307,712
CenterPoint Energy, Inc.	15,600	193,908
CMS Energy Corp.	10,100	135,340
Consolidated Edison, Inc.	12,200	499,468
Dominion Resources, Inc.	126,300	4,357,350
DTE Energy Co.	42,300	1,486,422
Integrys Energy Group, Inc.	3,600	129,204
NiSource, Inc.	12,300	170,847
PG&E Corp.	131,400	5,320,386
Public Service Enterprise Group, Inc.	172,600	5,426,544
SCANA Corp.	4,900	171,010
Sempra Energy	10,900	542,929
TECO Energy, Inc.	159,500	2,245,760
Wisconsin Energy Corp.	5,200	234,884
Xcel Energy, Inc.	220,300	4,238,572

		29,460,336

Total Utilities		64,352,154

Total Common Stocks (48.7%) (Cost $502,842,678)		540,467,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANT:
Financials (0.2%)
Diversified Financial Services (0.2%)
Morgan Stanley & Co., Inc.,
expiring 2/1/10*§ (Cost $1,738,789)	118,000	$1,932,757

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.5%)
Federal Home Loan Bank
0.00%, 10/1/09 (o)(p)	$6,105,000	6,105,000

Time Deposit (8.7%)
JPMorgan Chase Nassau
0.000%, 10/1/09	96,145,225	96,145,225

Total Short-Term Investments (9.2%) (Amortized Cost $102,250,225)		102,250,225

Total Investments (99.7%) (Cost/Amortized Cost $1,148,047,429)		1,107,208,890
Other Assets Less Liabilities (0.3%)		2,962,296

Net Assets (100%)		$1,110,171,186

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $71,771,832 or 6.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2009.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

PIK — Payment-in Kind Security

TBA — Security is subject to delayed delivery.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	288	December-09	$14,966,882	$15,161,760	$194,878

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$1,006,192	$—	$1,006,192
Non-Agency CMO	—	6,342,630	—	6,342,630
Common Stocks
Consumer Discretionary	37,763,776	—	—	37,763,776
Consumer Staples	47,829,767	2,301,336	—	50,131,103
Energy	58,676,747	933,100	—	59,609,847
Financials	92,720,419	11,349,624	—	104,070,043
Health Care	69,257,273	—	—	69,257,273
Industrials	42,566,474	—	—	42,566,474
Information Technology	77,189,702	—	—	77,189,702
Materials	16,706,378	—	—	16,706,378
Telecommunication Services	18,820,845	—	—	18,820,845
Utilities	64,352,154	—	—	64,352,154
Convertible Bonds
Financials	—	3,750,000	—	3,750,000
Information Technology	—	4,193,750	—	4,193,750
Convertible Preferred Stocks
Consumer Discretionary	720,000	—	—	720,000
Energy	—	1,739,050	—	1,739,050
Financials	6,705,560	9,045,056	—	15,750,616
Corporate Bonds
Consumer Discretionary	—	46,466,043	—	46,466,043
Consumer Staples	—	11,082,531	—	11,082,531
Energy	—	52,843,257	—	52,843,257
Financials	—	85,158,899	—	85,158,899
Health Care	—	34,233,362	—	34,233,362
Industrials	—	21,151,265	—	21,151,265
Information Technology	—	12,903,732	—	12,903,732
Materials	—	11,007,458	—	11,007,458
Telecommunication Services	—	7,475,921	—	7,475,921
Utilities	—	38,656,070	—	38,656,070
Futures	194,878	—	—	194,878
Government Securities
Foreign Governments	—	3,283,689	—	3,283,689
Municipal Bonds	—	179,970	—	179,970
Supranational	—	597,711	—	597,711
U.S. Government Agencies	—	59,656,520	—	59,656,520
U.S. Treasuries	—	38,894,234	—	38,894,234
Preferred Stocks
Financials	3,935,413	—	—	3,935,413
Health Care	—	1,530,000	—	1,530,000
Short-Term Investments	—	102,250,225	—	102,250,225
Warrants
Financials	—	1,932,757	—	1,932,757

Total Asset	$537,439,386	$569,964,382	$—	$1,107,403,768

Total Liability	$—	$—	$—	$—

Total	$537,439,386	$569,964,382	$—	$1,107,403,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$877,557,844
Long-term U.S. Treasury securities	65,063,088

$942,620,932

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$848,235,523
Long-term U.S. Treasury securities	25,744,768

$873,980,291

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,769,143
Aggregate gross unrealized depreciation	(132,731,384)

Net unrealized depreciation	$(40,962,241)

Federal income tax cost of investments	$1,148,171,131

The Portfolio has a net capital loss carryforward of $85,491,338, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Diversified Consumer Services (0.1%)
Corinthian Colleges, Inc.*	8,500	$157,760

Hotels, Restaurants & Leisure (0.7%)
Boyd Gaming Corp.*	45,000	491,850
Churchill Downs, Inc.	12,000	462,000
Dover Motorsports, Inc.	35,000	52,500
Ladbrokes plc	25,000	74,873
MGM MIRAGE*	16,000	192,640

		1,273,863

Household Durables (0.5%)
Fortune Brands, Inc.	6,000	257,880
Harman International Industries, Inc.	10,000	338,800
Nobility Homes, Inc.	2,400	21,792
Skyline Corp.	11,000	248,160

		866,632

Media (3.9%)
Acme Communications, Inc.*	20,000	11,000
Ascent Media Corp., Class A*	5,000	128,000
Beasley Broadcasting Group, Inc., Class A*	20,000	73,800
Cablevision Systems Corp. - New York Group, Class A	50,000	1,187,500
Clear Channel Outdoor Holdings, Inc., Class A*	135,000	945,000
Crown Media Holdings, Inc., Class A*	13,000	20,280
Fisher Communications, Inc.*	30,000	545,400
Liberty Global, Inc., Class A*	1,080	24,376
Liberty Media Corp., Capital Series, Class A*	10,000	209,200
Liberty Media Corp., Entertainment Series, Class A*	70,000	2,177,700
LIN TV Corp., Class A*	52,000	245,960
Marvel Entertainment, Inc.*	10,000	496,200
Media General, Inc., Class A	65,000	555,750
Salem Communications Corp., Class A*	30,000	67,800

		6,687,966

Multiline Retail (0.3%)
Macy’s, Inc.	30,000	548,700

Specialty Retail (1.3%)
Charlotte Russe Holding, Inc.*	100,000	1,750,000
Midas, Inc.*	30,000	282,000
Sally Beauty Holdings, Inc.*	20,000	142,200

		2,174,200

Textiles, Apparel & Luxury Goods (0.1%)
Heelys, Inc.	40,000	84,800

Total Consumer Discretionary		11,793,921

Consumer Staples (4.0%)
Beverages (0.6%)
Dr. Pepper Snapple Group, Inc.*	18,000	517,500
PepsiAmericas, Inc.	20,000	571,200

		1,088,700

Food & Staples Retailing (0.2%)
CVS Caremark Corp.	9,000	321,660

Food Products (3.1%)
Cadbury plc (ADR)	45,000	2,304,450
Flowers Foods, Inc.	500	$13,145
Hershey Co.	10,000	388,600
Reddy Ice Holdings, Inc.*	1,000	5,440
Sara Lee Corp.	160,000	1,782,400
Tootsie Roll Industries, Inc.	36,050	857,269

		5,351,304

Personal Products (0.1%)
Alberto-Culver Co.	3,500	96,880

Total Consumer Staples		6,858,544

Energy (1.3%)
Energy Equipment & Services (0.5%)
BJ Services Co.	4,000	77,720
Rowan Cos., Inc.	25,000	576,750
RPC, Inc.	20,000	209,600

		864,070

Oil, Gas & Consumable Fuels (0.8%)
Anadarko Petroleum Corp.	8,000	501,840
Parallel Petroleum Corp.*	248,400	787,428
WesternZagros Resources Ltd.*	40,000	80,699

		1,369,967

Total Energy		2,234,037

Financials (4.9%)
Capital Markets (0.9%)
BKF Capital Group, Inc.*	12,000	12,120
Deutsche Bank AG (Registered)	7,000	537,390
SWS Group, Inc.	68,000	979,200

		1,528,710

Commercial Banks (0.4%)
PNC Financial Services Group, Inc.	15,000	728,850

Consumer Finance (0.7%)
American Express Co.	8,000	271,200
SLM Corp.*	95,000	828,400

		1,099,600

Insurance (2.5%)
CNA Surety Corp.*	50,000	810,000
Marsh & McLennan Cos., Inc.	55,000	1,360,150
Odyssey Reinsurance Holdings Corp.	32,700	2,119,287

		4,289,437

Thrifts & Mortgage Finance (0.4%)
Flushing Financial Corp.	8,000	91,200
NewAlliance Bancshares, Inc.	60,000	642,000

		733,200

Total Financials		8,379,797

Health Care (13.8%)
Biotechnology (0.4%)
Biogen Idec, Inc.*	9,000	454,680
Facet Biotech Corp.*	10,000	172,900

		627,580

Health Care Equipment & Supplies (0.8%)
ArthroCare Corp.*	42,000	856,380
Aspect Medical Systems, Inc.*	30,000	359,400
Exactech, Inc.*	10,000	157,400

		1,373,180

Health Care Providers & Services (0.1%)
Chemed Corp.	5,000	219,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
AMICAS, Inc.*	60,000	$216,000

Life Sciences Tools & Services (3.3%)
Varian, Inc.*	110,000	5,616,600

Pharmaceuticals (9.1%)
Allergan, Inc.	3,000	170,280
Schering-Plough Corp.	155,000	4,378,750
Sepracor, Inc.*	270,000	6,183,000
Wyeth	100,000	4,858,000

		15,590,030

Total Health Care		23,642,840

Industrials (2.8%)
Aerospace & Defense (0.9%)
Herley Industries, Inc.*	76,000	991,800
Hi-Shear Technology Corp.	26,400	503,448

		1,495,248

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.*	13,000	113,360

Building Products (0.4%)
Griffon Corp.*	70,000	704,900

Electrical Equipment (0.2%)
SL Industries, Inc.*	42,000	336,000

Machinery (1.0%)
Baldwin Technology Co., Inc., Class A*	20,000	37,000
CIRCOR International, Inc.	5,000	141,300
Navistar International Corp.*	22,000	823,240
Tennant Co.	28,000	813,680

		1,815,220

Trading Companies & Distributors (0.2%)
Kaman Corp.	14,000	307,720

Total Industrials		4,772,448

Information Technology (19.7%)
Communications Equipment (0.3%)
Emulex Corp.*	42,000	432,180

Computers & Peripherals (4.4%)
Diebold, Inc.	65,000	2,140,450
SanDisk Corp.*	24,000	520,800
Sun Microsystems, Inc.*	540,000	4,908,600

		7,569,850

Electronic Equipment, Instruments & Components (0.2%)
Park Electrochemical Corp.	16,000	394,400

Internet Software & Services (4.4%)
Omniture, Inc.*	250,000	5,360,000
Yahoo!, Inc.*	125,000	2,226,250

		7,586,250

IT Services (5.0%)
Affiliated Computer Services, Inc., Class A*	47,000	2,545,990
Perot Systems Corp., Class A*	200,000	5,940,000

		8,485,990

Semiconductors & Semiconductor Equipment (0.4%)
Chartered Semiconductor Manufacturing Ltd. (ADR)*	27,400	502,790
International Rectifier Corp.*	8,000	$155,920

		658,710

Software (5.0%)
i2 Technologies, Inc.*	17,000	272,680
Mentor Graphics Corp.*	12,000	111,720
MSC.Software Corp.*	150,000	1,261,500
SPSS, Inc.*	110,000	5,494,500
Take-Two Interactive Software, Inc.*	130,000	1,457,300

		8,597,700

Total Information Technology		33,725,080

Materials (1.0%)
Chemicals (0.4%)
Ferro Corp.	32,000	284,800
GenTek, Inc.*	10,000	380,400

		665,200

Containers & Packaging (0.3%)
Greif, Inc., Class A	1,000	55,050
Myers Industries, Inc.	40,000	430,800

		485,850

Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.	2,500	171,525
Gold Fields Ltd. (ADR)	3,000	41,340
Rio Tinto plc (ADR)	1,600	272,464

		485,329

Total Materials		1,636,379

Telecommunication Services (7.0%)
Diversified Telecommunication Services (1.4%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	98,128
BCE, Inc.	70,000	1,726,900
Cincinnati Bell, Inc.*	170,000	595,000
iBasis, Inc.*	4,000	8,480

		2,428,508

Wireless Telecommunication Services (5.6%)
Centennial Communications Corp.*	560,000	4,468,800
Millicom International Cellular S.A.*	22,000	1,600,280
Rogers Communications, Inc., Class B	1,200	33,840
Sprint Nextel Corp.*	290,000	1,145,500
Telephone & Data Systems, Inc.	27,000	837,270
U.S. Cellular Corp.*	37,000	1,445,590

		9,531,280

Total Telecommunication Services		11,959,788

Utilities (2.6%)
Electric Utilities (1.1%)
Great Plains Energy, Inc.	63,000	1,130,850
PNM Resources, Inc.	45,000	525,600
Westar Energy, Inc.	15,000	292,650

		1,949,100

Independent Power Producers & Energy Traders (1.1%)
Canadian Hydro Developers, Inc.*	55,000	264,559
Constellation Energy Group, Inc.	36,000	1,165,320
NRG Energy, Inc.*	18,000	507,420

		1,937,299

Multi-Utilities (0.4%)
GDF Suez*	3,801	5

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NorthWestern Corp.	26,000	$635,180

		635,185

Total Utilities		4,521,584

Total Common Stocks (64.0%) (Cost $108,469,616)		109,524,418

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc.,
expiring 6/30/11* (Cost $—)	6,000	3,480

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (38.0%)
U.S. Treasury Bills
0.12%, 10/22/09 (p)	$10,000,000	9,999,250
0.09%, 11/5/09 (p)	15,000,000	14,998,620
0.04%, 11/27/09 (p)	10,000,000	9,999,363
0.10%, 12/24/09 (p)	30,000,000	29,992,650

Total Government Securities		64,989,883

Time Deposit (3.2%)
JPMorgan Chase Nassau
0.000%, 10/1/09	5,526,876	5,526,876

Total Short-Term Investments (41.2%) (Cost/Amortized Cost $70,511,815)		70,516,759

Total Investments (105.2%) (Cost/Amortized Cost $178,981,431)		180,044,657
Other Assets Less Liabilities (-5.2%)		(8,868,745)

Net Assets (100%)		$171,175,912

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$11,719,048	$74,873	$—	$11,793,921
Consumer Staples	6,858,544	—	—	6,858,544
Energy	2,234,037	—	—	2,234,037
Financials	8,379,797	—	—	8,379,797
Health Care	23,642,840	—	—	23,642,840
Industrials	4,772,448	—	—	4,772,448
Information Technology	33,725,080	—	—	33,725,080
Materials	1,636,379	—	—	1,636,379
Telecommunication Services	11,861,660	98,128	—	11,959,788
Utilities	4,521,579	5	—	4,521,584
Rights
Health Care	3,480	—	—	3,480
Short-Term Investments	—	70,516,759	—	70,516,759

Total Asset	$109,354,892	$70,689,765	$—	$180,044,657

Total Liability	$—	$—	$—	$—

Total	$109,354,892	$70,689,765	$—	$180,044,657

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$117,867,048
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$125,852,203

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,475,453
Aggregate gross unrealized depreciation	(10,370,062)

Net unrealized depreciation	$(894,609)

Federal income tax cost of investments	$180,939,266

For the nine months ended September 30, 2009, the Portfolio incurred approximately $108,600 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.9%)
Auto Components (3.3%)
Beru AG	11,000	$1,223,200
BorgWarner, Inc.	200,000	6,052,000
Dana Holding Corp.*	470,000	3,200,700
Hawk Corp., Class A*	137,000	1,879,640
Modine Manufacturing Co.	570,000	5,283,900
SORL Auto Parts, Inc.*	6,000	30,900
Spartan Motors, Inc.	290,000	1,490,600
Standard Motor Products, Inc.	700,000	10,640,000
Stoneridge, Inc.*	300,000	2,124,000
Strattec Security Corp.	101,004	1,440,317
Superior Industries International, Inc.	265,000	3,763,000
Tenneco, Inc.*	530,000	6,911,200

		44,039,457

Automobiles (0.0%)
Thor Industries, Inc.	4,000	123,800

Diversified Consumer Services (0.6%)
Brink’s Home Security Holdings, Inc.*	35,000	1,077,650
Corinthian Colleges, Inc.*	115,000	2,134,400
Matthews International Corp., Class A	15,000	530,700
Stewart Enterprises, Inc., Class A	80,000	418,400
Universal Technical Institute, Inc.*	200,000	3,940,000

		8,101,150

Hotels, Restaurants & Leisure (4.0%)
Boyd Gaming Corp.*	240,000	2,623,200
Canterbury Park Holding Corp.*	186,045	1,255,804
Churchill Downs, Inc.	211,000	8,123,500
Denny’s Corp.*	8,000	21,280
Dover Downs Gaming & Entertainment, Inc.	85,000	484,500
Dover Motorsports, Inc.	450,000	675,000
Gaylord Entertainment Co.*^	370,000	7,437,000
International Speedway Corp., Class A	19,000	523,830
Lakes Entertainment, Inc.*	95,000	319,200
Las Vegas Sands Corp.*^	285,000	4,799,400
Marcus Corp.	90,000	1,151,100
Morgans Hotel Group Co.*^	35,000	189,700
Nathan’s Famous, Inc.*	109,000	1,611,020
Orient-Express Hotels Ltd., Class A	310,000	3,568,100
Penn National Gaming, Inc.*	88,000	2,434,080
Pinnacle Entertainment, Inc.*	610,000	6,215,900
Sonesta International Hotels Corp., Class A‡	345,000	4,312,500
Steak n Shake Co.*	525,000	6,179,250
Wendy’s/Arby’s Group, Inc., Class A	110,000	520,300
Western Sizzlin Corp.*	2,500	35,375
Youbet.com, Inc.*	17,000	35,700

		52,515,739

Household Durables (0.9%)
Cavco Industries, Inc.*^	104,000	3,692,000
Champion Enterprises, Inc.*	600,000	276,000
Coachmen Industries, Inc.*	472,019	637,225
Harman International Industries, Inc.	130,000	4,404,400
Nobility Homes, Inc.	54,600	495,768
Palm Harbor Homes, Inc.*	30,000	86,700
Skyline Corp.	132,000	2,977,920

		12,570,013

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	328,566	$1,133,553
NutriSystem, Inc.^	36,000	549,360
Stamps.com, Inc.*	20,000	185,000

		1,867,913

Leisure Equipment & Products (0.3%)
Aruze Corp.*	94,000	1,538,305
Eastman Kodak Co.^	230,000	1,099,400
Marine Products Corp.^	250,000	1,382,500

		4,020,205

Media (4.7%)
Acme Communications, Inc.*	190,000	104,500
Ascent Media Corp., Class A*	100,077	2,561,971
Beasley Broadcasting Group, Inc., Class A*‡	360,000	1,328,400
Belo Corp., Class A	215,000	1,163,150
Cablevision Systems Corp.- New York Group, Class A	290,000	6,887,500
Carmike Cinemas, Inc.*	138,000	1,395,180
Citadel Broadcasting Corp.*	140,000	8,680
Clear Channel Outdoor Holdings, Inc., Class A*	170,000	1,190,000
Crown Media Holdings, Inc., Class A*^	124,000	193,440
Cumulus Media, Inc., Class A*	5	9
Discovery Communications, Inc., Class A*	30,000	866,700
Discovery Communications, Inc., Class C*	12,500	325,375
Emmis Communications Corp., Class A*	150,000	126,000
EW Scripps Co., Class A*	300,000	2,250,000
Fisher Communications, Inc.*	280,000	5,090,400
Global Sources Ltd.*	67,475	463,553
Gray Television, Inc.*	830,000	1,925,600
Grupo Televisa S.A. (ADR)	105,000	1,951,950
Il Sole 24 Ore	420,000	1,465,838
Imax Corp.*	50,000	470,500
Interactive Data Corp.	130,000	3,407,300
Interep National Radio Sales, Inc., Class A*	65,000	65
Interpublic Group of Cos., Inc.*	955,000	7,181,600
Journal Communications, Inc., Class A	975,000	3,588,000
Lee Enterprises, Inc.*	5,000	13,750
LIN TV Corp., Class A*	590,000	2,790,700
Martha Stewart Living Omnimedia, Inc., Class A*	320,000	2,003,200
MDC Partners, Inc., Class A*	7,000	52,080
Media General, Inc., Class A^	780,000	6,669,000
Meredith Corp.	50,000	1,497,000
Primedia, Inc.	145,000	365,400
Salem Communications Corp., Class A*	530,000	1,197,800
Sinclair Broadcast Group, Inc., Class A	260,000	930,800
Triple Crown Media, Inc.*	100,000	500
Voyager Learning Co.*	420,000	1,995,000
Warner Music Group Corp.*	90,000	497,700
World Wrestling Entertainment, Inc., Class A	2,000	28,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
WPT Enterprises, Inc.*	45,503	$44,593

		62,031,254

Multiline Retail (0.4%)
99 Cents Only Stores*	70,000	941,500
Bon-Ton Stores, Inc.^	515,000	3,749,200

		4,690,700

Specialty Retail (5.4%)
AutoNation, Inc.*^	600,000	10,848,000
Bed Bath & Beyond, Inc.*	130,000	4,880,200
Big 5 Sporting Goods Corp.	50,000	755,000
Bowlin Travel Centers, Inc.*	74,800	71,060
Charlotte Russe Holding, Inc.*	10,000	175,000
Coldwater Creek, Inc.*	920,000	7,544,000
Collective Brands, Inc.*	13,000	225,290
Midas, Inc.*	522,000	4,906,800
Monro Muffler Brake, Inc.	40,000	1,271,600
O’Reilly Automotive, Inc.*	400,000	14,456,000
Penske Automotive Group, Inc.	475,000	9,110,500
PEP Boys-Manny, Moe & Jack	540,000	5,275,800
Sally Beauty Holdings, Inc.*	400,000	2,844,000
Tractor Supply Co.*	200,000	9,684,000

		72,047,250

Textiles, Apparel & Luxury Goods (0.2%)
Escada AG*	20,000	21,365
Hanesbrands, Inc.*	85,000	1,819,000
Movado Group, Inc.	38,000	552,140
Wolverine World Wide, Inc.	20,000	496,800

		2,889,305

Total Consumer Discretionary		264,896,786

Consumer Staples (9.1%)
Beverages (1.4%)
Boston Beer Co., Inc., Class A*	92,000	3,411,360
Brown-Forman Corp., Class A	30,000	1,532,100
Brown-Forman Corp., Class B	3,025	145,866
Davide Campari-Milano S.p.A	140,000	1,255,847
PepsiAmericas, Inc.	445,400	12,720,624

		19,065,797

Food & Staples Retailing (2.3%)
Casey’s General Stores, Inc.	119,000	3,734,220
Great Atlantic & Pacific Tea Co., Inc.*^	930,000	8,286,300
Ingles Markets, Inc., Class A	573,003	9,070,637
Village Super Market, Inc., Class A	83,087	2,448,574
Weis Markets, Inc.	36,000	1,150,200
Winn-Dixie Stores, Inc.*	470,000	6,166,400

		30,856,331

Food Products (3.5%)
American Dairy, Inc.*	15,000	424,950
Bull-Dog Sauce Co., Ltd.	40,000	89,567
Corn Products International, Inc.	320,000	9,126,400
Dean Foods Co.*	90,000	1,601,100
Del Monte Foods Co.	620,000	7,179,600
Diamond Foods, Inc.	7,000	222,040
Flowers Foods, Inc.	35,000	920,150
Griffin Land & Nurseries, Inc.	242,000	7,744,000
Hain Celestial Group, Inc.*	40,000	766,800
J&J Snack Foods Corp.	50,000	2,159,500
John B. Sanfilippo & Son, Inc.*	2,000	23,240
Lifeway Foods, Inc.*^	195,005	2,143,105
Ralcorp Holdings, Inc.*	54,000	3,157,380
Rock Field Co., Ltd.	200,000	2,827,383
Smart Balance, Inc.*	150,000	921,000
Tootsie Roll Industries, Inc.	303,080	$7,207,242

		46,513,457

Household Products (1.1%)
Church & Dwight Co., Inc.	46,000	2,610,040
Energizer Holdings, Inc.*	50,000	3,317,000
Katy Industries, Inc.*‡	627,000	877,800
Oil-Dri Corp. of America‡	432,000	6,264,000
WD-40 Co.	38,000	1,079,200

		14,148,040

Personal Products (0.8%)
Alberto-Culver Co.	85,000	2,352,800
Elizabeth Arden, Inc.*	11,000	129,470
Revlon, Inc., Class A*	23,000	111,780
Schiff Nutrition International, Inc.‡	1,263,969	6,585,280
United-Guardian, Inc.	152,500	1,435,025

		10,614,355

Total Consumer Staples		121,197,980

Energy (2.5%)
Energy Equipment & Services (2.4%)
Key Energy Services, Inc.*	30,000	261,000
Lufkin Industries, Inc.	130,000	6,913,400
Oceaneering International, Inc.*	60,000	3,405,000
Rowan Cos., Inc.	215,000	4,960,050
RPC, Inc.	1,500,000	15,720,000
Union Drilling, Inc.*	120,000	916,800

		32,176,250

Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP	68,000	1,094,120

Total Energy		33,270,370

Financials (6.4%)
Capital Markets (3.7%)
BKF Capital Group, Inc.*	55,000	55,550
Calamos Asset Management, Inc., Class A	105,000	1,371,300
Cohen & Steers, Inc.^	180,000	4,320,000
Deerfield Capital Corp.*	1,166	8,162
Duff & Phelps Corp., Class A	24,000	459,840
Epoch Holding Corp.^	425,000	3,718,750
Janus Capital Group, Inc.	602,000	8,536,360
KKR Private Equity Investors LP*	110,000	1,028,500
Legg Mason, Inc.	38,000	1,179,140
Pzena Investment Management, Inc., Class A*	16,000	130,720
SWS Group, Inc.	550,000	7,920,000
Waddell & Reed Financial, Inc., Class A	710,000	20,199,500

		48,927,822

Commercial Banks (0.5%)
Banco Santander Central S.A. (ADR)	10,000	161,500
Fidelity Southern Corp.*	25,502	80,841
Nara Bancorp, Inc.	570,000	3,961,500
Seacoast Banking Corp. of Florida	40,000	100,800
Sterling Bancorp/New York	280,000	2,021,600

		6,326,241

Consumer Finance (0.2%)
Discover Financial Services	170,000	2,759,100

Diversified Financial Services (0.3%)
BPW Acquisition Corp.*	210,150	2,057,369
Highlands Acquisition Corp.*	100,000	980,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ideation Acquisition Corp.*	125,000	$1,152,500

		4,189,869

Insurance (1.2%)
Alleghany Corp.*	3,264	845,539
Argo Group International Holdings Ltd.*	75,000	2,526,000
CNA Surety Corp.*	720,000	11,664,000

		15,035,539

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	6,000	251,940

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	8,400	62,832
Capital Properties, Inc., Class B§†	7,800	58,344

		121,176

Thrifts & Mortgage Finance (0.5%)
Crazy Woman Creek Bancorp, Inc.	15,750	225,225
Flushing Financial Corp.	220,000	2,508,000
NewAlliance Bancshares, Inc.	390,000	4,173,000

		6,906,225

Total Financials		84,517,912

Health Care (7.6%)
Biotechnology (0.6%)
Cepheid, Inc.*	200,000	2,644,000
Crucell N.V. (ADR)*	235,000	5,379,150

		8,023,150

Health Care Equipment & Supplies (3.6%)
Align Technology, Inc.*	165,000	2,346,300
AngioDynamics, Inc.*	140,000	1,929,200
Anika Therapeutics, Inc.*	8,000	52,000
ArthroCare Corp.*	172,000	3,507,080
Biolase Technology, Inc.*^	140,000	316,400
CONMED Corp.*	86,000	1,648,620
Cooper Cos., Inc.	85,000	2,527,050
Cutera, Inc.*	373,500	3,230,775
Cynosure, Inc., Class A*	16,000	186,400
Del Global Technologies Corp.*	50,000	24,000
DENTSPLY International, Inc.	3,000	103,620
DexCom, Inc.*	58,000	459,940
Exactech, Inc.*	155,000	2,439,700
Greatbatch, Inc.*	70,000	1,572,900
ICU Medical, Inc.*	40,000	1,474,400
Inverness Medical Innovations, Inc.*	10,000	387,300
Kensey Nash Corp.*	68,000	1,968,600
Kinetic Concepts, Inc.*	95,000	3,513,100
Micrus Endovascular Corp.*	260,000	3,367,000
National Dentex Corp.*	40,000	340,800
Orthofix International N.V.*	85,000	2,498,150
Palomar Medical Technologies, Inc.*	48,000	778,080
Quidel Corp.*	135,000	2,191,050
RTI Biologics, Inc.*	115,000	500,250
SSL International plc	640,000	6,546,022
Syneron Medical Ltd.*	30,000	342,300
Vascular Solutions, Inc.*	230,000	1,902,100
Wright Medical Group, Inc.*	6,000	107,160
Young Innovations, Inc.	55,400	1,457,574

		47,717,871

Health Care Providers & Services (1.9%)
American Dental Partners, Inc.*	20,000	280,000
Animal Health International, Inc.*	210,000	445,200
Chemed Corp.	240,000	10,533,600
Continuecare Corp.*	10,000	30,200
Henry Schein, Inc.*	10,000	$549,100
MWI Veterinary Supply, Inc.*	20,000	799,000
Odyssey HealthCare, Inc.*	500,000	6,250,000
Owens & Minor, Inc.	80,000	3,620,000
Patterson Cos., Inc.*	38,000	1,035,500
PSS World Medical, Inc.*	60,000	1,309,800

		24,852,400

Health Care Technology (0.3%)
AMICAS, Inc.*	625,000	2,250,000
IMS Health, Inc.	140,000	2,149,000

		4,399,000

Life Sciences Tools & Services (0.8%)
Life Technologies Corp.*	20,000	931,000
Varian, Inc.*	190,000	9,701,400

		10,632,400

Pharmaceuticals (0.4%)
Allergan, Inc.	32,000	1,816,320
Heska Corp.*	140,000	61,600
Matrixx Initiatives, Inc.*^	80,000	454,400
Pain Therapeutics, Inc.*	495,000	2,504,700

		4,837,020

Total Health Care		100,461,841

Industrials (25.7%)
Aerospace & Defense (3.4%)
AAR Corp.*	75,000	1,645,500
Astronics Corp.*	9,000	84,600
Astronics Corp., Class B*	2,250	20,273
Curtiss-Wright Corp.	573,000	19,556,490
GenCorp, Inc.*	675,000	3,618,000
HEICO Corp.	27,000	1,170,720
Herley Industries, Inc.*	424,000	5,533,200
Innovative Solutions & Support, Inc.*	15,000	75,150
Moog, Inc., Class A*	60,000	1,770,000
Moog, Inc., Class B*	30,900	913,095
Precision Castparts Corp.	110,000	11,205,700

		45,592,728

Air Freight & Logistics (0.3%)
Park-Ohio Holdings Corp.*	450,000	3,924,000

Building Products (0.7%)
Griffon Corp.*	900,000	9,063,000

Commercial Services & Supplies (2.3%)
ACCO Brands Corp.*	150,000	1,083,000
Brink’s Co.	130,000	3,498,300
Casella Waste Systems, Inc., Class A*	130,000	382,200
Cenveo, Inc.*	325,200	2,250,384
Covanta Holding Corp.*	220,000	3,740,000
Republic Services, Inc.	400,000	10,628,000
Rollins, Inc.	438,000	8,256,300
Waste Connections, Inc.*	10,000	288,600
Waste Services, Inc.*	55,000	254,100
WCA Waste Corp.*	100,000	389,000

		30,769,884

Construction & Engineering (0.5%)
Furmanite Corp.*	480,000	2,068,800
Insituform Technologies, Inc., Class A*	75,000	1,435,500
Layne Christensen Co.*	100,000	3,205,000

		6,709,300

Electrical Equipment (5.0%)
A. O. Smith Corp.	15,000	571,500
AMETEK, Inc.	185,000	6,458,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Baldor Electric Co.	315,000	$8,612,100
Belden, Inc.	54,000	1,247,400
C&D Technologies, Inc.*^	13,000	27,950
Ener1, Inc.*^	14,000	96,880
Franklin Electric Co., Inc.	118,000	3,383,060
GrafTech International Ltd.*	1,530,000	22,491,000
Magnetek, Inc.*	640,000	998,400
Rockwell Automation, Inc.	113,000	4,813,800
Roper Industries, Inc.	40,000	2,039,200
SL Industries, Inc.*	257,000	2,056,000
Tech/Ops Sevcon, Inc.‡	430,019	1,479,265
Thomas & Betts Corp.*	360,000	10,828,800
Woodward Governor Co.	75,000	1,819,500

		66,923,205

Industrial Conglomerates (1.5%)
Otter Tail Corp.	90,000	2,153,700
Standex International Corp.	80,000	1,586,400
Textron, Inc.	290,000	5,504,200
Tredegar Corp.	750,000	10,875,000

		20,119,300

Machinery (9.1%)
Ampco-Pittsburgh Corp.	250,000	6,647,500
Badger Meter, Inc.	38,000	1,470,220
Baldwin Technology Co., Inc., Class A*	460,000	851,000
Barnes Group, Inc.	15,000	256,350
CIRCOR International, Inc.	374,000	10,569,240
CLARCOR, Inc.	400,000	12,544,000
CNH Global N.V.*^	865,000	14,774,200
Crane Co.	535,000	13,808,350
Donaldson Co., Inc.	113,000	3,913,190
Flowserve Corp.	47,000	4,631,380
Gorman-Rupp Co.	125,091	3,116,017
Graco, Inc.	130,000	3,623,100
Greenbrier Cos., Inc.	125,000	1,463,750
IDEX Corp.	170,000	4,751,500
Interpump Group S.p.A.*	20,000	128,116
K-Tron International, Inc.*	7,400	704,554
L.S. Starrett Co., Class A	105,300	1,095,120
Lindsay Corp.^	77,000	3,032,260
Met-Pro Corp.	95,000	920,550
Mueller Water Products, Inc., Class A	60,000	328,800
Navistar International Corp.*	174,000	6,511,080
Nordson Corp.	20,000	1,121,800
Robbins & Myers, Inc.	190,400	4,470,592
Tennant Co.	315,000	9,153,900
Valmont Industries, Inc.	10,000	851,800
Watts Water Technologies, Inc., Class A	350,000	10,587,500

		121,325,869

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	100,000	1,028,000

Trading Companies & Distributors (2.6%)
GATX Corp.	440,000	12,298,000
Kaman Corp.	723,000	15,891,540
National Patent Development Corp.*	243,000	383,940
Rush Enterprises, Inc., Class B*	430,121	4,684,018
United Rentals, Inc.*	80,000	824,000

		34,081,498

Transportation Infrastructure (0.2%)
BBA Aviation plc	800,000	$2,023,897

Total Industrials		341,560,681

Information Technology (8.3%)
Communications Equipment (0.4%)
3Com Corp.*	300,000	1,569,000
Communications Systems, Inc.	136,000	1,588,480
EchoStar Corp., Class A*	20,000	369,200
Plantronics, Inc.	45,000	1,206,450
Sycamore Networks, Inc.*	250,000	755,000

		5,488,130

Computers & Peripherals (2.6%)
Diebold, Inc.	460,000	15,147,800
Intermec, Inc.*	1,040,000	14,664,000
NCR Corp.*	315,000	4,353,300
TransAct Technologies, Inc.*	124,900	661,970

		34,827,070

Electronic Equipment, Instruments & Components (2.4%)
Anixter International, Inc.*	5,000	200,550
CTS Corp.	805,000	7,486,500
Gerber Scientific, Inc.*	490,000	2,930,200
KEMET Corp.*^	270,000	413,100
Littelfuse, Inc.*	119,000	3,122,560
Methode Electronics, Inc.	157,000	1,361,190
Park Electrochemical Corp.	565,000	13,927,250
Trans-Lux Corp.*	100,000	123,000
Zygo Corp.*	300,000	2,034,000

		31,598,350

Internet Software & Services (0.5%)
Omniture, Inc.*	50,000	1,072,000
ValueClick, Inc.*	440,000	5,803,600

		6,875,600

IT Services (0.1%)
Edgewater Technology, Inc.*	560,000	1,646,400

Office Electronics (0.6%)
Zebra Technologies Corp., Class A*	270,000	7,001,100

Semiconductors & Semiconductor Equipment (0.7%)
California Micro Devices Corp.*	868,300	2,795,926
Cypress Semiconductor Corp.*^	400,000	4,132,000
MoSys, Inc.*	25,000	62,500
Trident Microsystems, Inc.*	570,000	1,476,300
Zoran Corp.*	100,000	1,152,000

		9,618,726

Software (1.0%)
FalconStor Software, Inc.*	80,000	397,600
GSE Systems, Inc.*	18,000	111,960
Mentor Graphics Corp.*	85,000	791,350
MSC.Software Corp.*	20,000	168,200
Rovi Corp.*	48,000	1,612,800
SPSS, Inc.*	98,420	4,916,079
Take-Two Interactive Software, Inc.*	380,000	4,259,800
Tyler Technologies, Inc.*	65,000	1,110,850

		13,368,639

Total Information Technology		110,424,015

Materials (7.5%)
Chemicals (5.6%)
Albemarle Corp.	21,000	726,600
Arch Chemicals, Inc.	75,000	2,249,250
Ashland, Inc.	135,000	5,834,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Core Molding Technologies, Inc.*	305,000	$1,003,450
Cytec Industries, Inc.	6,000	194,820
Ferro Corp.	885,000	7,876,500
H.B. Fuller Co.	315,000	6,583,500
Hawkins, Inc.^	160,000	3,737,600
Huntsman Corp.	1,200,000	10,932,000
Material Sciences Corp.*	10,000	19,500
NewMarket Corp.	50,000	4,652,000
Omnova Solutions, Inc.*	755,000	4,892,400
Penford Corp.	5,000	35,850
Quaker Chemical Corp.	5,000	109,650
Rockwood Holdings, Inc.*	90,000	1,851,300
Scotts Miracle-Gro Co., Class A	80,000	3,436,000
Sensient Technologies Corp.	305,000	8,469,850
Zep, Inc.	720,000	11,700,000

		74,304,970

Containers & Packaging (1.3%)
Greif, Inc., Class A	148,000	8,147,400
Myers Industries, Inc.	848,200	9,135,114

		17,282,514

Metals & Mining (0.5%)
Barrick Gold Corp.	25,000	947,500
Brush Engineered Materials, Inc.*	200,000	4,892,000
Kinross Gold Corp.	20,000	434,000
Stamford Industrial Group, Inc.*	45,000	2,340
WHX Corp.*	150,000	288,000

		6,563,840

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	22,000	1,195,920

Total Materials		99,347,244

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.7%)
AboveNet, Inc.*	34,000	1,657,840
Atlantic Tele-Network, Inc.	343	18,323
Cincinnati Bell, Inc.*	3,200,000	11,200,000
D&E Communications, Inc.	100,000	1,149,000
HickoryTech Corp.	54,000	461,700
New Ulm Telecom, Inc.	22,000	121,000
Verizon Communications, Inc.	80,000	2,421,600
Vimpel-Communications (ADR)*	305,000	5,703,500

		22,732,963

Wireless Telecommunication Services (0.8%)
Clearwire Corp., Class A*^	120,000	975,600
Rogers Communications, Inc., Class B	200,000	5,640,000
U.S. Cellular Corp.*	96,000	3,750,720

		10,366,320

Total Telecommunication Services		33,099,283

Utilities (8.4%)
Electric Utilities (3.7%)
Allegheny Energy, Inc.	22,000	583,440
Central Vermont Public Service Corp.	23,000	443,900
El Paso Electric Co.*	725,000	12,810,750
Great Plains Energy, Inc.	645,000	11,577,750
Maine & Maritimes Corp.	43,500	1,563,825
PNM Resources, Inc.	1,100,156	12,849,822
UniSource Energy Corp.	140,000	4,305,000
Westar Energy, Inc.	280,000	5,462,800

		49,597,287

Gas Utilities (1.8%)
AGL Resources, Inc.	4,000	141,080
National Fuel Gas Co.	180,000	$8,245,800
ONEOK, Inc.	90,000	3,295,800
Southwest Gas Corp.	450,000	11,511,000

		23,193,680

Independent Power Producers & Energy Traders (0.7%)
AES Corp.*	350,000	5,187,000
Ormat Technologies, Inc.	96,000	3,918,720

		9,105,720

Multi-Utilities (1.7%)
Black Hills Corp.	210,000	5,285,700
CH Energy Group, Inc.	207,000	9,172,170
Florida Public Utilities Co.	60,000	729,000
NorthWestern Corp.	320,000	7,817,600

		23,004,470

Water Utilities (0.5%)
Cadiz, Inc.*	3,000	35,100
Pennichuck Corp.	180,000	3,916,800
SJW Corp.	70,000	1,599,500
York Water Co.	37,000	512,820

		6,064,220

Total Utilities		110,965,377

Total Common Stocks (97.9%) (Cost $1,253,514,172)		1,299,741,489

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal Mogul Corp., Class A,
expiring 12/27/14*	4,531	906

Total Consumer Discretionary		906

Financials (0.0%)
Diversified Financial Services (0.0%)
BPW Acquisition Corp.,
expiring 2/26/14*	590,000	265,500

Total Financials		265,500

Total Warrants (0.0%) (Cost $41,300)		266,406

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.4%)
U.S. Treasury Bills
0.09%, 11/5/09 (p)	$15,000,000	14,998,620
0.08%, 12/17/09 (p)	4,000,000	3,999,300

Total Government Securities		18,997,920

Short-Term Investments of Cash Collateral for Securities Loaned (0.9%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	1,152,427	1,152,427
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	981,967
Pricoa Global Funding I
0.40%, 6/25/10 (l)	9,999,252	9,413,796

Total Short-Term Investments of Cash Collateral for Securities Loaned		11,548,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.4%)
JPMorgan Chase Nassau
0.000%, 10/1/09	$5,536,916	$5,536,916

Total Short-Term Investments (2.7%) (Cost/Amortized Cost $36,685,388)		36,083,026

Total Investments (100.6%) (Cost/Amortized Cost $1,290,240,860)		1,336,090,921
Other Assets Less Liabilities (-0.6%)		(7,812,683)

Net Assets (100%)		$1,328,278,238

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $58,344 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $58,344 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% – 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% – 7.500%, maturing 12/1/18 to 3/1/48.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value September 30, 2009	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$630,000	$34,047	$70,710	$1,328,400	$—	$(65,260)
Cavalier Homes, Inc.	925,859	17,300	3,604,184	—	—	(1,128,500)
Earl Scheib, Inc.	173,600	—	1,815,699	—	—	(1,255,699)
Katy Industries, Inc.	680,800	46,400	89,873	877,800	—	(84,548)
Nashua Corp.	1,504,650	72,949	262,802	—	—	(8,806)
Oil-Dri Corp. of America	7,875,469	181,097	—	6,264,000	182,940	—
Schiff Nutrition International, Inc.	7,522,200	21,505	—	6,585,280	631,985	—
Sonesta International Hotels Corp., Class A	4,539,807	149,418	68,269	4,312,500	83,025	(49,198)
Tech/Ops Sevcon, Inc.	1,045,710	77,628	—	1,479,265	—	—

	$24,898,095	$600,344	$5,911,537	$20,847,245	$897,950	$(2,592,011)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$260,648,078	$4,248,708	$—	$264,896,786
Consumer Staples	117,025,183	4,172,797	—	121,197,980
Energy	33,270,370	—	—	33,270,370
Financials	83,431,068	1,028,500	58,344	84,517,912
Health Care	93,915,819	6,546,022	—	100,461,841
Industrials	339,408,668	2,152,013	—	341,560,681
Information Technology	110,424,015	—	—	110,424,015
Materials	99,347,244	—	—	99,347,244
Telecommunication Services	33,099,283	—	—	33,099,283
Utilities	110,965,377	—	—	110,965,377
Short-Term Investments	—	36,083,026	—	36,083,026
Warrants
Consumer Discretionary	906	—	—	906
Financials	265,500	—	—	265,500

Total Asset	$1,281,801,511	$54,231,066	$58,344	$1,336,090,921

Total Liability	$—	$—	$—	$—

Total	$1,281,801,511	$54,231,066	$58,344	$1,336,090,921

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Financials
Balance as of 12/31/08	$682	$54,600
Total gains or losses (realized/unrealized) included in earnings	(682)	3,744
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/09	$—	$58,344

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$3,744

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$164,935,352
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$174,967,748

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,630,349
Aggregate gross unrealized depreciation	(172,691,734)

Net unrealized appreciation	$36,938,615

Federal income tax cost of investments	$1,299,152,306

At September 30, 2009, the Portfolio had loaned securities with a total value of $11,618,746. This was secured by collateral of $12,151,679, which was received as cash and subsequently invested in short-term investments currently valued at $11,548,190, as reported in the portfolio of investments.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $356,402 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$222,245

Australia (0.3%)
Australia & New Zealand Banking Group Ltd.
6.000%, 3/1/11	AUD	2,550,000	2,277,954
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		$200,000	215,992
6.500%, 4/1/19		250,000	290,051
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11	AUD	360,000	315,847
6.000%, 6/15/11		408,000	358,149
Qantas Airways Ltd.
6.050%, 4/15/16§		$100,000	98,342
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§		100,000	105,091
Westpac Banking Corp.
4.625%, 6/1/18		100,000	99,053

Total Australia			3,760,479

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	106,070
4.875%, 2/16/16		200,000	214,532

Total Austria			320,602

Bermuda (0.2%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12(m)	EUR	744,000	1,088,732
3.104%, 5/15/14(l)		603,000	705,920

Total Bermuda			1,794,652

Brazil (0.3%)
Federative Republic of Brazil
8.000%, 1/15/18		$1,983,333	2,296,700
5.875%, 1/15/19		845,000	908,375

Total Brazil			3,205,075

Canada (2.9%)
Anadarko Finance Co. Series B
6.750%, 5/1/11		100,000	106,271
7.500%, 5/1/31		200,000	221,276
Barrick Gold Finance Co.
4.875%, 11/15/14		1,100,000	1,169,256
Bombardier, Inc.
7.250%, 11/15/16(m)	EUR	1,512,000	2,234,711
Burlington Resources Finance Co.
6.500%, 12/1/11		$100,000	109,852
Canadian Government Bond
4.250%, 6/1/18	CAD	9,440,000	9,542,278
Canadian National Railway Co.
5.550%, 5/15/18		$252,000	276,377
6.900%, 7/15/28		100,000	120,497
6.200%, 6/1/36		125,000	144,928
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	105,006
6.500%, 2/15/37		500,000	552,896
Conoco Funding Co.
6.350%, 10/15/11		300,000	328,739
ConocoPhillips Canada
5.625%, 10/15/16		600,000	657,160
Devon Financing Corp. ULC
6.875%, 9/30/11		300,000	326,380
EnCana Corp.
6.500%, 2/1/38		200,000	214,694
EnCana Holdings Finance Corp.
5.800%, 5/1/14		$600,000	$649,388
Hydro Quebec
8.400%, 1/15/22		200,000	265,107
Nexen, Inc.
5.200%, 3/10/15		200,000	202,158
5.875%, 3/10/35		100,000	91,586
6.400%, 5/15/37		200,000	194,708
Petro-Canada, Inc.
5.950%, 5/15/35		120,000	118,146
6.800%, 5/15/38		95,000	101,398
Potash Corp of Saskatchewan, Inc.
5.875%, 12/1/36		280,000	287,527
Province of British Columbia
4.300%, 5/30/13		100,000	106,352
Province of Manitoba
5.000%, 2/15/12		200,000	208,001
Province of Nova Scotia
5.125%, 1/26/17		500,000	531,761
Province of Ontario
4.375%, 2/15/13		200,000	211,879
4.500%, 2/3/15		400,000	432,190
6.250%, 6/16/15	NZD	14,700,000	10,592,527
4.750%, 1/19/16		$200,000	214,729
Province of Quebec
4.600%, 5/26/15		200,000	214,128
7.500%, 9/15/29		300,000	397,677
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		890,000	911,230
Rogers Communications, Inc.
7.250%, 12/15/12		400,000	452,110
Suncor Energy, Inc.
6.100%, 6/1/18		500,000	522,533
TransCanada Pipelines Ltd.
5.850%, 3/15/36		400,000	423,480
Vale Inco Ltd.
7.750%, 5/15/12		100,000	108,831
Xstrata Canada Corp.
6.200%, 6/15/35		100,000	87,838

Total Canada			33,435,605

Cayman Islands (0.2%)
ASIF II
5.375%, 12/7/09	GBP	630,000	994,249
Santander Central Hispano Issuances Ltd.
7.625%, 9/14/10		$100,000	105,942
Transocean, Inc.
6.800%, 3/15/38		140,000	160,267
Vale Overseas Ltd.
6.875%, 11/21/36		400,000	413,812
XL Capital Ltd.
5.250%, 9/15/14		400,000	392,668

Total Cayman Islands			2,066,938

Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		100,000	102,795
Republic of Chile
5.500%, 1/15/13		100,000	111,610

Total Chile			214,405

Denmark (1.6%)
Kingdom of Denmark
4.000%, 11/15/15	DKK	37,800,000	7,781,686
4.000%, 11/15/17		42,200,000	8,659,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16(m)	EUR	1,225,000	$1,882,234

Total Denmark			18,323,727

France (3.6%)
Caisse d’Amortissement de la Dette Sociale
3.250%, 4/25/13		4,600,000	6,947,636
Dexia Municipal Agency
5.750%, 2/7/12	AUD	1,500,000	1,302,815
France Government Bond OAT
4.250%, 4/25/19	EUR	3,000,000	4,668,818
2.250%, 7/25/20		7,740,000	13,722,231
France Telecom S.A.
7.750%, 3/1/11		$100,000	108,278
7.250%, 1/28/13	EUR	2,400,000	3,991,099
8.500%, 3/1/31		$200,000	276,536
Lafarge S.A.
6.500%, 7/15/16		100,000	99,938
Total Capital S.A.
4.875%, 1/28/19	EUR	2,000,000	3,140,103
Veolia Environnement
4.375%, 1/16/17		5,022,000	7,353,632

Total France			41,611,086

Germany (3.8%)
Bundesrepublik Deutschland
4.250%, 7/4/18		3,430,000	5,444,776
4.000%, 1/4/37		2,250,000	3,305,280
4.250%, 7/4/39		9,750,000	15,042,825
Deutsche Bank AG/London
4.875%, 5/20/13		$800,000	852,134
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14		1,600,000	1,664,642
4.950%, 10/14/14	CAD	7,380,000	7,429,774
4.125%, 10/15/14		$400,000	409,944
4.375%, 7/21/15		800,000	836,005
4.375%, 7/4/18	EUR	2,000,000	3,124,656
4.875%, 6/17/19		$2,000,000	2,183,300
Landwirtschaftliche Rentenbank
4.875%, 2/14/11		100,000	105,858
5.750%, 6/15/11	AUD	3,243,000	2,896,245
5.125%, 2/1/17		$500,000	543,339

Total Germany			43,838,778

Ireland (0.2%)
GE Capital European Funding
4.125%, 10/27/16	EUR	1,432,000	2,087,181

Italy (1.1%)
Italy Buoni Poliennali Del Tesoro
3.000%, 3/1/12		7,100,000	10,680,398
Republic of Italy
4.375%, 6/15/13		$300,000	318,415
4.500%, 1/21/15		500,000	529,654
4.750%, 1/25/16		200,000	208,423
6.875%, 9/27/23		100,000	120,167
5.375%, 6/15/33		400,000	422,436
Telecom Italia S.p.A.
5.625%, 12/29/15	GBP	400,000	643,121

Total Italy			12,922,614

Liberia (0.1%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		$1,000,000	925,000

Luxembourg (0.3%)
Covidien International Finance S.A.
6.000%, 10/15/17		800,000	887,540
Telecom Italia Capital S.A.
6.200%, 7/18/11		$100,000	$106,492
5.250%, 10/1/15		600,000	621,162
6.000%, 9/30/34		100,000	97,487
Wind Acquisition Finance S.A.
9.750%, 12/1/15(m)	EUR	840,000	1,327,551

Total Luxembourg			3,040,232

Malaysia (0.9%)
Malaysian Government Bond
3.833%, 9/28/11	MYR	13,380,000	3,962,278
4.240%, 2/7/18		21,000,000	6,145,670

Total Malaysia			10,107,948

Mexico (1.0%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	105,327
6.375%, 3/1/35		100,000	104,196
United Mexican States
6.375%, 1/16/13		400,000	438,600
9.500%, 12/18/14	MXN	125,550,000	10,112,277
6.750%, 9/27/34		$800,000	880,000

Total Mexico			11,640,400

Netherlands (3.4%)
BMW Finance N.V.
4.125%, 1/24/12	EUR	2,625,000	3,958,707
5.250%, 11/21/13	GBP	360,000	598,804
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	426,573
4.875%, 7/8/14		4,500,000	4,724,504
5.750%, 3/23/16		200,000	212,059
8.750%, 6/15/30		200,000	259,005
Diageo Finance B.V.
5.300%, 10/28/15		400,000	432,920
E.ON International Finance B.V.
5.125%, 1/27/14	GBP	300,000	501,942
5.750%, 5/7/20	EUR	824,000	1,340,655
Koninklijke KPN N.V.
8.000%, 10/1/10		$200,000	212,385
Netherlands Government Bond
4.500%, 7/15/17	EUR	11,700,000	18,581,290
4.000%, 7/15/19		2,150,000	3,271,956
New World Resources N.V.
7.375%, 5/15/15(m)		930,000	1,224,824
OI European Group B.V.
6.875%, 3/31/17(m)		1,125,000	1,596,881
RWE Finance B.V.
6.375%, 6/3/13	GBP	870,000	1,525,247
Shell International Finance B.V.
4.000%, 3/21/14		$810,000	850,837

Total Netherlands			39,718,589

New Zealand (0.0%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	400,000	295,799

Norway (1.6%)
Eksportfinans A/S
5.500%, 5/25/16		$540,000	583,293
Norwegian Government Bond
6.500%, 5/15/13	NOK	26,035,000	4,964,950
4.250%, 5/19/17		69,500,000	12,233,160
StatoiHydro ASA
6.800%, 1/15/28		$300,000	357,383
Yara International ASA
5.250%, 12/15/14§		100,000	103,106

Total Norway			18,241,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		$470,000	$542,145

Poland (0.7%)
Poland Government Bond
5.250%, 4/25/13	PLN	22,250,000	7,709,295
Republic of Poland
5.000%, 10/19/15		$100,000	105,086

Total Poland			7,814,381

Slovenia (0.3%)
Slovenia Government Bond
4.625%, 9/9/24	EUR	2,400,000	3,536,097

South Africa (0.0%)
Republic of South Africa
6.500%, 6/2/14		$100,000	109,500
Savcio Holdings Pty Ltd.
8.000%, 2/15/13(m)	EUR	345,000	444,273

Total South Africa			553,773

South Korea (1.0%)
Korea Development Bank
5.750%, 9/10/13		$100,000	105,300
Korea Treasury Bond
5.250%, 3/10/27	KRW	12,856,500,000	10,561,633
Republic of Korea
4.250%, 6/1/13		$400,000	411,302

Total South Korea			11,078,235

Spain (0.7%)
Spain Government Bond
4.800%, 1/31/24	EUR	4,600,000	7,145,661
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		$900,000	1,010,760

Total Spain			8,156,421

Supranational (2.0%)
Corp. Andina de Fomento
6.875%, 3/15/12		100,000	107,960
Eurofima
6.250%, 12/28/18	AUD	5,480,000	4,706,947
European Investment Bank
7.000%, 1/18/12	NZD	4,126,000	3,120,321
3.000%, 4/8/14		$705,000	721,454
4.625%, 5/15/14		500,000	544,853
6.500%, 9/10/14	NZD	600,000	445,069
4.625%, 10/20/15		$1,400,000	1,519,200
4.875%, 2/16/16		300,000	328,769
5.125%, 9/13/16		200,000	221,330
6.125%, 1/23/17	AUD	3,960,000	3,483,357
4.750%, 10/15/17	EUR	4,200,000	6,727,348
Inter-American Development Bank
5.000%, 4/5/11		$200,000	212,047
5.125%, 9/13/16		525,000	581,521
International Bank for Reconstruction & Development
7.625%, 1/19/23		500,000	667,000

Total Supranational			23,387,176

Sweden (1.8%)
Svensk Exportkredit AB
4.875%, 9/29/11		3,200,000	3,405,075
Swedish Government Bond
3.750%, 8/12/17	SEK	114,800,000	17,043,758

Total Sweden			20,448,833

Switzerland (0.1%)
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)		$250,000	190,000
UBS AG/Connecticut
5.875%, 7/15/16		$500,000	$499,134
5.875%, 12/20/17		200,000	204,735
Weatherford International Ltd.
5.500%, 2/15/16		425,000	432,768

Total Switzerland			1,326,637

United Kingdom (3.1%)
ABB International Finance Ltd.
6.500%, 11/30/11	EUR	900,000	1,428,311
AstraZeneca plc
5.400%, 6/1/14		$100,000	110,535
5.900%, 9/15/17		200,000	223,777
6.450%, 9/15/37		100,000	117,663
BAT International Finance plc
5.750%, 12/9/13	GBP	2,235,000	3,815,109
5.375%, 6/29/17	EUR	2,100,000	3,225,461
BP Capital Markets plc
8.000%, 3/11/11	AUD	900,000	813,321
5.250%, 11/7/13		$590,000	646,303
3.875%, 3/10/15		720,000	743,804
British Telecommunications plc
9.625%, 12/15/30		300,000	384,322
Diageo Capital plc
5.500%, 9/30/16		300,000	323,394
HSBC Holdings plc
6.500%, 5/2/36		400,000	433,346
6.500%, 9/15/37		250,000	270,405
Imperial Tobacco Finance plc
4.375%, 11/22/13	EUR	1,200,000	1,774,383
ISS Financing plc
11.000%, 6/15/14§		700,000	1,087,516
JTI UK Finance plc
5.750%, 2/6/13	GBP	900,000	1,541,464
Marks & Spencer plc
5.625%, 3/24/14		1,011,000	1,656,304
6.250%, 12/1/17(m)		$750,000	743,230
National Grid plc
5.500%, 7/24/13	GBP	400,000	666,246
6.500%, 4/22/14	EUR	900,000	1,460,102
5.000%, 7/2/18		500,000	752,437
Royal Bank of Scotland Group plc
5.000%, 10/1/14		$200,000	180,888
Tesco plc
5.875%, 9/12/16	EUR	2,450,000	3,973,603
5.500%, 11/15/17(m)		$975,000	1,034,720
United Utilities Water plc
4.250%, 1/24/20	EUR	1,000,000	1,402,331
Virgin Media Finance plc
8.750%, 4/15/14		600,000	899,960
9.750%, 4/15/14	GBP	294,000	486,301
9.125%, 8/15/16		$540,000	554,850
Vodafone Group plc
6.875%, 12/4/13	EUR	1,905,000	3,157,606
5.000%, 12/16/13		$400,000	426,592
4.150%, 6/10/14		260,000	267,001
6.250%, 1/15/16	EUR	900,000	1,471,646
7.875%, 2/15/30		$100,000	124,610
6.150%, 2/27/37		100,000	106,934

Total United Kingdom			36,304,475

United States (66.3%)
3M Co.
5.700%, 3/15/37		325,000	366,415
Abbott Laboratories, Inc.
5.875%, 5/15/16		200,000	222,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
5.125%, 4/1/19		$400,000	$423,889
ACE INA Holdings, Inc.
5.875%, 6/15/14		300,000	327,832
Aetna, Inc.
6.000%, 6/15/16		400,000	421,891
Ahold Finance USA, Inc.
5.875%, 3/14/12	EUR	384,000	601,261
6.500%, 3/14/17	GBP	510,000	863,960
AIG SunAmerica Global Financing X
6.900%, 3/15/32§		$300,000	224,795
Alabama Power Co.
5.700%, 2/15/33		200,000	214,861
Alcoa, Inc.
5.870%, 2/23/22		200,000	173,398
Allstate Corp.
6.125%, 2/15/12		100,000	106,496
7.500%, 6/15/13		300,000	335,509
5.550%, 5/9/35		100,000	100,565
5.950%, 4/1/36		100,000	106,092
6.125%, 5/15/37(l)		115,000	93,150
6.500%, 5/15/57(l)		115,000	95,450
Altria Group, Inc.
9.700%, 11/10/18		400,000	496,823
10.200%, 2/6/39		200,000	277,617
American Electric Power Co., Inc.
5.250%, 6/1/15		100,000	104,617
American Express Co.
4.875%, 7/15/13		600,000	618,256
8.125%, 5/20/19		470,000	555,865
6.800%, 9/1/66(l)		170,000	144,500
American International Group, Inc.
5.050%, 10/1/15		100,000	74,104
5.600%, 10/18/16		200,000	146,749
5.850%, 1/16/18		1,100,000	796,408
Anadarko Petroleum Corp.
6.450%, 9/15/36		200,000	206,499
Anheuser-Busch Cos., Inc.
5.000%, 3/1/19		100,000	98,449
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/19§		4,500,000	5,082,808
Apache Corp.
6.250%, 4/15/12		100,000	110,265
5.625%, 1/15/17		225,000	245,000
Appalachian Power Co. Series L
5.800%, 10/1/35		100,000	98,691
ARAMARK Corp.
8.500%, 2/1/15		570,000	574,988
Archer-Daniels-Midland Co.
5.375%, 9/15/35		100,000	100,625
6.450%, 1/15/38		125,000	143,906
Arizona Public Service Co.
5.500%, 9/1/35		100,000	86,993
Associates Corp. of North America
6.950%, 11/1/18		100,000	97,837
AT&T Mobility LLC
7.125%, 12/15/31		295,000	343,452
AT&T, Inc.
5.300%, 11/15/10		200,000	208,091
6.250%, 3/15/11		200,000	213,195
5.875%, 8/15/12		200,000	218,896
5.100%, 9/15/14		500,000	539,084
5.625%, 6/15/16		100,000	107,576
5.500%, 2/1/18		420,000	438,218
6.150%, 9/15/34		$700,000	$715,384
Atmos Energy Corp.
8.500%, 3/15/19		350,000	432,098
Baltimore Gas & Electric Co.
5.900%, 10/1/16		500,000	524,494
Banc of America Commercial Mortgage, Inc. Series 2005-4 A5A
4.933%, 7/10/45		1,000,000	916,118
Series 2006-6 A4
5.356%, 10/10/45		1,400,000	1,281,242
Series 2007-1 A4
5.451%, 1/15/49		1,280,000	1,155,389
Bank of America Corp.
4.375%, 12/1/10		300,000	305,506
5.375%, 8/15/11		200,000	208,509
2.100%, 4/30/12		1,300,000	1,318,241
4.875%, 9/15/12		100,000	102,678
4.875%, 1/15/13		300,000	307,723
4.750%, 8/1/15		300,000	296,300
5.250%, 12/1/15		400,000	396,336
5.625%, 10/14/16		300,000	303,043
Bank of America N.A.
5.300%, 3/15/17		400,000	383,724
Bank of New York Mellon Corp.
5.125%, 8/27/13		200,000	216,191
Bank One Corp.
5.250%, 1/30/13		100,000	105,615
8.000%, 4/29/27		100,000	119,213
Baxter International, Inc.
4.625%, 3/15/15		100,000	107,185
5.375%, 6/1/18		600,000	650,232
BB&T Corp.
4.750%, 10/1/12		100,000	104,296
Bear Stearns Cos., Inc.
5.700%, 11/15/14		200,000	214,218
5.300%, 10/30/15		100,000	105,587
4.650%, 7/2/18		200,000	190,848
BellSouth Corp.
6.000%, 10/15/11		500,000	539,962
5.200%, 9/15/14		300,000	324,806
6.550%, 6/15/34		100,000	107,040
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15		200,000	215,206
Black & Decker Corp.
4.750%, 11/1/14		100,000	101,371
Boeing Co.
5.000%, 3/15/14		425,000	463,441
Boston Properties, Inc.
5.000%, 6/1/15		340,000	332,934
Bottling Group LLC
4.625%, 11/15/12		200,000	215,673
Bristol-Myers Squibb Co.
5.250%, 8/15/13		700,000	761,292
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18		200,000	217,250
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§		100,000	104,222
Campbell Soup Co.
4.875%, 10/1/13		100,000	108,291
Capital One Bank USA N.A.
5.750%, 9/15/10		100,000	102,526
Capital One Capital III
7.686%, 8/15/36		150,000	126,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Capital One Capital IV
6.745%, 2/17/37(l)		$110,000	$83,600
Capital One Financial Corp.
7.375%, 5/23/14		300,000	334,804
5.250%, 2/21/17		200,000	193,572
Caterpillar Financial Services Corp.
5.050%, 12/1/10		200,000	207,103
5.500%, 3/15/16		200,000	210,748
7.150%, 2/15/19		160,000	185,530
Caterpillar, Inc.
7.300%, 5/1/31		100,000	117,498
6.050%, 8/15/36		100,000	109,453
CBS Corp.
5.625%, 8/15/12		200,000	207,433
5.500%, 5/15/33		100,000	78,471
CenterPoint Energy Resources Corp. Series B
7.875%, 4/1/13		200,000	225,211
Central European Distribution Corp.
8.000%, 7/25/12(m)	EUR	1,118,400	1,661,160
Charter One Bank N.A.
6.375%, 5/15/12		$400,000	408,512
Chevron Corp.
3.450%, 3/3/12		841,000	875,537
Chubb Corp.
6.000%, 5/11/37		200,000	220,788
6.375%, 3/29/67(l)		250,000	225,000
Cisco Systems, Inc.
5.250%, 2/22/11		200,000	210,808
5.500%, 2/22/16		540,000	594,624
Citibank Credit Card Issuance Trust Series 2006-A4 A4
5.450%, 5/10/13		2,200,000	2,327,150
Citigroup Commercial Mortgage Trust, Inc. Series 2008-C7 A4
6.299%, 12/10/49(l)		1,825,000	1,624,541
Citigroup, Inc.
6.500%, 1/18/11		100,000	103,696
5.125%, 2/14/11		100,000	101,932
6.000%, 2/21/12		100,000	103,881
5.250%, 2/27/12		600,000	616,259
5.625%, 8/27/12		100,000	101,111
5.300%, 1/7/16		1,000,000	972,934
5.850%, 8/2/16		200,000	195,546
6.625%, 6/15/32		200,000	181,723
5.875%, 2/22/33		100,000	82,883
5.850%, 12/11/34		295,000	253,216
5.875%, 5/29/37		200,000	174,381
Coca-Cola Bottling Co. Consolidated
5.000%, 11/15/12		100,000	106,529
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14		200,000	234,809
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13		100,000	116,145
9.455%, 11/15/22		100,000	128,500
Comcast Corp.
5.300%, 1/15/14		510,000	545,732
5.900%, 3/15/16		200,000	214,940
6.500%, 1/15/17		400,000	439,027
7.050%, 3/15/33		310,000	351,560
6.500%, 11/15/35		100,000	106,559
Comercia, Inc.
4.800%, 5/1/15		100,000	88,464
Commonwealth Edison Co.
6.150%, 3/15/12		$100,000	$108,514
6.150%, 9/15/17		600,000	663,008
ConAgra Foods, Inc.
6.750%, 9/15/11		100,000	109,115
7.000%, 10/1/28		100,000	110,638
ConocoPhillips
4.750%, 10/15/12		200,000	215,056
4.600%, 1/15/15		580,000	619,030
5.900%, 10/15/32		100,000	106,680
ConocoPhillips Austalia Funding Co.
5.500%, 4/15/13		200,000	217,193
Consolidated Edison Co. of New York, Inc. Series 02-B
4.875%, 2/1/13		100,000	106,257
Series 05-C
5.375%, 12/15/15		455,000	491,070
Continental Airlines, Inc.
7.918%, 5/1/10		200,000	199,000
6.563%, 2/15/12		100,000	94,500
Costco Wholesale Corp.
5.500%, 3/15/17		400,000	437,332
Countrywide Home Loans, Inc.
4.000%, 3/22/11		300,000	304,900
COX Communications, Inc.
5.450%, 12/15/14		200,000	214,845
5.500%, 10/1/15		500,000	534,088
Credit Suisse USA, Inc.
6.125%, 11/15/11		100,000	107,949
6.500%, 1/15/12		200,000	216,712
5.125%, 1/15/14		100,000	105,562
5.850%, 8/16/16		200,000	214,505
7.125%, 7/15/32		300,000	358,004
CRH America, Inc.
6.000%, 9/30/16		300,000	307,549
CS First Boston Mortgage Securities Corp. Series 2001-CK1 C
6.730%, 12/18/35		1,175,000	1,147,733
CSX Corp.
6.750%, 3/15/11		100,000	107,024
7.375%, 2/1/19		275,000	323,615
CVS Caremark Corp.
6.250%, 6/1/27		400,000	425,171
CW Capital Cobalt Ltd. Series 2007-C3 A4
6.015%, 5/15/46(l)		1,205,000	1,024,136
Daimler Finance N.A. LLC
4.875%, 6/15/10		1,320,000	1,345,147
5.875%, 3/15/11		900,000	933,946
7.300%, 1/15/12		200,000	215,759
6.500%, 11/15/13		300,000	323,206
Deere & Co.
6.950%, 4/25/14		300,000	347,193
8.100%, 5/15/30		300,000	395,887
Deutsche Bank Financial LLC
5.375%, 3/2/15		100,000	101,648
Devon Energy Corp.
7.950%, 4/15/32		200,000	250,734
Dominion Resources, Inc.
5.700%, 9/17/12		100,000	109,238
8.875%, 1/15/19		637,000	805,929
Series A
5.000%, 12/1/14		300,000	317,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Dow Chemical Co.
6.000%, 10/1/12		$200,000	$213,010
7.600%, 5/15/14		425,000	470,156
8.550%, 5/15/19		170,000	191,105
DTE Energy Co.
6.350%, 6/1/16		340,000	350,001
Duke Energy Carolinas LLC Series C
7.000%, 11/15/18		224,000	268,079
Duke Energy Corp.
6.250%, 1/15/12		700,000	762,864
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		400,000	432,089
Eli Lilly and Co.
6.000%, 3/15/12		200,000	220,944
5.200%, 3/15/17		600,000	647,761
Embarq Corp.
6.738%, 6/1/13		300,000	325,320
7.082%, 6/1/16		100,000	108,656
Emerson Electric Co.
6.000%, 8/15/32		100,000	112,350
EOG Resources, Inc.
5.625%, 6/1/19		75,000	82,104
ERP Operating LP
5.250%, 9/15/14		255,000	258,697
Exelon Corp.
4.900%, 6/15/15		200,000	207,321
5.625%, 6/15/35		445,000	428,928
Federal Home Loan Bank
3.625%, 10/18/13		2,700,000	2,843,926
5.250%, 6/5/17		3,800,000	4,264,492
Federal Home Loan Mortgage Corp.
2.750%, 4/11/11		10,900,000	11,226,967
3.875%, 6/29/11		2,500,000	2,631,203
5.125%, 7/15/12		8,300,000	9,106,959
2.125%, 9/21/12		10,000,000	10,127,460
4.875%, 11/15/13		4,100,000	4,515,961
5.000%, 7/1/20		667,369	708,480
5.000%, 10/1/20		365,643	387,824
5.500%, 5/1/21		594,696	634,931
5.500%, 5/1/22		427,100	455,595
6.750%, 9/15/29		300,000	382,251
6.250%, 7/15/32		700,000	882,994
6.000%, 9/1/34		2,239,185	2,382,196
6.000%, 5/1/35		2,073,283	2,208,937
4.500%, 10/1/35		3,511,598	3,573,051
6.500%, 8/1/36		4,093,053	4,380,526
7.000%, 10/1/37		861,754	937,057
6.500%, 2/1/38		1,424,121	1,522,708
6.500%, 6/1/38		33,724	36,030
5.000%, 8/1/38		8,758,462	9,062,271
6.500%, 9/1/38		399,639	427,457
6.000%, 11/1/38		10,500,000	11,101,700
5.500%, 12/1/38		7,480,994	7,843,939
6.500%, 1/1/39		529,456	565,649
5.500%, 5/1/39		13,600,001	14,259,812
Federal National Mortgage Association
5.125%, 4/15/11		2,700,000	2,881,945
5.375%, 11/15/11		1,900,000	2,071,167
4.625%, 10/15/14		1,000,000	1,091,585
5.000%, 4/15/15		900,000	998,748
4.375%, 10/15/15		100,000	107,506
5.375%, 6/12/17		4,300,000	4,857,689
4.500%, 3/1/18		4,257,439	4,506,067
5.500%, 10/1/19		$280,884	$300,678
4.500%, 6/1/23		4,633,425	4,808,445
5.000%, 9/1/23		6,670,891	7,009,387
6.000%, 10/1/23		1,478,547	1,578,926
5.500%, 1/1/24		2,587,398	2,743,047
4.000%, 4/1/24		3,576,626	3,645,504
4.000%, 5/1/24		2,944,937	3,001,650
4.500%, 9/1/24		2,771,853	2,875,689
5.500%, 10/25/24 TBA		15,000,000	15,857,812
6.250%, 5/15/29		600,000	736,190
5.500%, 3/1/33		5,200,903	5,472,935
5.000%, 3/1/34		9,549,266	9,911,700
5.000%, 5/1/34		1,636,011	1,697,617
5.500%, 9/1/34		6,237,267	6,560,582
5.500%, 7/1/35		4,235,085	4,450,644
5.000%, 9/1/35		3,709,310	3,850,148
5.000%, 10/1/35		9,197,019	9,528,974
5.500%, 6/1/36		11,673,938	12,282,715
5.000%, 12/1/36		1,367,957	1,416,904
6.000%, 7/1/37		6,197,038	6,557,725
6.500%, 8/1/37		4,670,295	5,026,041
6.000%, 2/1/38		16,862,171	17,830,428
6.500%, 9/1/38		2,617,104	2,802,141
5.500%, 11/1/38		6,066,929	6,357,715
6.000%, 11/1/38		9,254,355	9,781,418
4.500%, 3/1/39		9,880,586	10,022,619
5.000%, 3/1/39		6,641,719	6,871,065
4.500%, 6/1/39		6,959,036	7,059,072
4.000%, 7/1/39		3,507,574	3,479,486
4.500%, 7/1/39		7,178,347	7,281,535
4.000%, 8/1/39		7,293,983	7,240,942
4.500%, 8/1/39		6,499,999	6,594,452
5.000%, 10/25/39 TBA		9,400,000	9,708,438
5.500%, 10/25/39 TBA		2,700,000	2,824,242
FIA Card Services N.A.
7.125%, 11/15/12		100,000	108,053
Financing Corp. Fico
9.800%, 4/6/18		400,000	561,666
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 A2
6.136%, 3/15/33		1,481,038	1,515,702
FirstEnergy Corp. Series C
7.375%, 11/15/31		200,000	224,185
Florida Power & Light Co.
4.850%, 2/1/13		100,000	106,784
5.950%, 10/1/33		100,000	112,449
5.850%, 5/1/37		170,000	190,142
Florida Power Corp.
5.900%, 3/1/33		200,000	217,416
Ford Credit Auto Owner Trust Series 2007-B A4A
5.240%, 7/15/12		5,000,000	5,271,599
Fortune Brands, Inc.
5.375%, 1/15/16		400,000	399,667
Genentech, Inc.
5.250%, 7/15/35		100,000	99,293
General Dynamics Corp.
4.250%, 5/15/13		100,000	105,912
General Electric Capital Corp.
6.625%, 2/4/10	NZD	1,440,000	1,045,851
5.500%, 4/28/11		$200,000	210,266
6.000%, 6/15/12		100,000	107,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
7.625%, 12/10/14	NZD	2,000,000	$1,465,159
4.875%, 3/4/15		$300,000	309,206
5.000%, 1/8/16		100,000	100,361
5.400%, 2/15/17		300,000	299,083
5.625%, 9/15/17		1,100,000	1,113,787
6.750%, 3/15/32		600,000	612,554
6.150%, 8/7/37		500,000	474,488
6.375%, 11/15/67(l)		575,000	475,813
General Electric Co.
5.000%, 2/1/13		700,000	738,431
General Mills, Inc.
6.000%, 2/15/12		735,000	798,578
Genworth Financial, Inc.
6.500%, 6/15/34		100,000	79,260
Georgia Power Co.
5.950%, 2/1/39		260,000	290,465
Series K
5.125%, 11/15/12		100,000	108,323
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		700,000	766,848
Golden West Financial Corp.
4.750%, 10/1/12		100,000	102,801
Goldman Sachs Capital II
5.793%, 12/29/49(l)		325,000	234,000
Goldman Sachs Group, Inc.
6.600%, 1/15/12		100,000	108,587
5.250%, 10/15/13		500,000	530,808
5.125%, 1/15/15		400,000	418,011
5.350%, 1/15/16		400,000	413,132
5.750%, 10/1/16		600,000	628,388
5.625%, 1/15/17		900,000	906,690
6.125%, 2/15/33		300,000	320,767
6.750%, 10/1/37		500,000	516,016
Goodrich Corp.
6.800%, 7/1/36		100,000	110,577
Government National Mortgage Association
5.500%, 2/15/36		5,541,143	5,843,525
5.500%, 10/15/39 TBA		3,500,000	3,671,992
6.000%, 11/15/39 TBA		8,900,000	9,370,031
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 A5
5.224%, 4/10/37(l)		2,105,000	1,966,499
GTE Corp.
6.840%, 4/15/18		100,000	108,958
H.J. Heinz Finance Co.
6.000%, 3/15/12		100,000	108,310
Halliburton Co.
5.500%, 10/15/10		1,385,000	1,444,676
Hartford Financial Services Group, Inc.
4.750%, 3/1/14		100,000	93,347
HCP, Inc.
6.000%, 1/30/17		255,000	238,152
Hess Corp.
7.300%, 8/15/31		100,000	112,413
Hewlett-Packard Co.
6.500%, 7/1/12		200,000	223,574
5.500%, 3/1/18		600,000	655,624
Historic TW, Inc.
6.875%, 6/15/18		100,000	110,636
Home Depot, Inc.
5.250%, 12/16/13		100,000	106,570
5.400%, 3/1/16		500,000	522,743
Honeywell International, Inc.
6.125%, 11/1/11		100,000	109,123
5.400%, 3/15/16		$400,000	$434,959
5.300%, 3/1/18		470,000	505,933
Hospitality Properties Trust
6.300%, 6/15/16		257,000	229,711
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	412,829
5.875%, 11/1/34		400,000	408,674
HSBC Finance Corp.
7.000%, 5/15/12		200,000	216,052
5.250%, 4/15/15		200,000	203,417
Illinois State
5.100%, 6/1/33		600,000	558,150
International Business Machines Corp.
4.750%, 11/29/12		725,000	784,185
5.875%, 11/29/32		600,000	664,455
International Paper Co.
9.375%, 5/15/19		180,000	210,761
Iron Mountain, Inc.
7.250%, 4/15/14(m)	GBP	601,000	941,278
6.750%, 10/15/18	EUR	708,000	999,790
Jefferies Group, Inc.
6.250%, 1/15/36		$100,000	79,980
Johnson & Johnson
4.950%, 5/15/33		400,000	397,225
Johnson Controls, Inc.
5.250%, 1/15/11		100,000	103,826
4.875%, 9/15/13		100,000	101,842
JPMorgan Chase & Co.
4.500%, 11/15/10		300,000	308,850
2.625%, 12/1/10		3,900,000	3,986,376
4.600%, 1/17/11		300,000	309,141
6.625%, 3/15/12		400,000	436,706
3.700%, 1/20/15		500,000	495,591
4.750%, 3/1/15		100,000	104,282
5.150%, 10/1/15		300,000	311,242
JPMorgan Chase Bank N.A.
5.875%, 6/13/16		300,000	314,240
6.000%, 7/5/17		925,000	971,567
6.000%, 10/1/17		600,000	631,049
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC B
6.446%, 3/15/33		2,000,000	2,077,243
Series 2006-LDP7 A4
6.065%, 4/15/45(l)		1,200,000	1,139,979
Series 2007-CB18 AM
5.466%, 6/12/47(l)		235,000	160,316
Kellogg Co.
7.450%, 4/1/31		100,000	129,065
KeyBank N.A.
5.700%, 8/15/12		100,000	98,456
5.800%, 7/1/14		100,000	96,945
Kimberly-Clark Corp.
5.625%, 2/15/12		200,000	215,105
4.875%, 8/15/15		600,000	653,824
Kinder Morgan Energy Partners LP
7.500%, 11/1/10		100,000	104,824
6.750%, 3/15/11		100,000	106,048
5.000%, 12/15/13		800,000	836,223
6.850%, 2/15/20		800,000	873,787
5.800%, 3/15/35		100,000	94,300
Kraft Foods, Inc.
5.625%, 11/1/11		300,000	319,192
6.000%, 2/11/13		200,000	214,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
6.500%, 11/1/31		$200,000	$208,134
6.875%, 2/1/38		300,000	330,263
Kroger Co.
6.200%, 6/15/12		100,000	109,174
7.500%, 4/1/31		100,000	124,299
LB-UBS Commercial Mortgage Trust Series 2003-C8 A4
5.124%, 11/15/32(l)		1,500,000	1,508,060
Lincoln National Corp.
6.150%, 4/7/36		300,000	273,805
Lockheed Martin Corp.
7.650%, 5/1/16		200,000	241,338
Series B
6.150%, 9/1/36		100,000	114,468
Lubrizol Corp.
5.500%, 10/1/14		100,000	107,375
M&I Marshall & llsley Bank
5.250%, 9/4/12		100,000	88,609
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14		200,000	187,910
Marathon Oil Corp.
6.600%, 10/1/37		255,000	270,231
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	256,894
McDonald’s Corp.
4.250%, 6/10/16	EUR	1,100,000	1,668,175
5.350%, 3/1/18		$200,000	218,210
Mellon Funding Corp.
6.400%, 5/14/11		100,000	106,743
5.000%, 12/1/14		100,000	107,721
Merck & Co., Inc.
4.750%, 3/1/15		300,000	326,277
5.950%, 12/1/28		200,000	220,950
MetLife, Inc.
6.125%, 12/1/11		300,000	322,427
5.500%, 6/15/14		100,000	105,587
6.400%, 12/15/36		300,000	253,500
Series A
6.817%, 8/15/18		480,000	534,241
Metropolitan Edison Co.
4.875%, 4/1/14		100,000	103,687
Metropolitan Life Global Funding I
5.125%, 6/10/14§		390,000	407,429
Metropolitan Transportation Authority
7.336%, 11/15/39		170,000	210,125
Microsoft Corp.
2.950%, 6/1/14		335,000	339,513
MidAmerican Energy Co.
5.800%, 10/15/36		200,000	214,305
MidAmerican Energy Holdings Co.
5.875%, 10/1/12		300,000	326,858
5.750%, 4/1/18		600,000	647,643
Morgan Stanley
5.050%, 1/21/11		600,000	620,637
6.600%, 4/1/12		300,000	326,006
5.300%, 3/1/13		300,000	314,350
5.375%, 11/14/13	GBP	525,000	849,968
4.750%, 4/1/14		$300,000	297,786
5.450%, 1/9/17		1,000,000	1,001,396
7.250%, 4/1/32		200,000	232,005
Morgan Stanley Capital I, Inc. Series 2007-IQ14 A4
5.692%, 4/15/49(l)		1,205,000	1,003,258
Motorola, Inc.
7.625%, 11/15/10		$100,000	$104,125
Nabors Industries, Inc.
6.150%, 2/15/18		360,000	360,899
Nalco Co.
7.750%, 11/15/11	EUR	1,100,000	1,605,661
National City Corp.
4.900%, 1/15/15		$200,000	202,413
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		200,000	212,047
5.450%, 4/10/17		400,000	422,457
8.000%, 3/1/32		100,000	117,576
Nationwide Financial Services, Inc.
6.750%, 5/15/37		60,000	45,163
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	358,000	316,275
New Cingular Wireless Services, Inc.
8.750%, 3/1/31		$200,000	264,932
Newmont Mining Corp.
5.875%, 4/1/35		100,000	97,930
News America Holdings, Inc.
8.000%, 10/17/16		100,000	115,810
7.280%, 6/30/28		100,000	102,224
News America, Inc.
5.300%, 12/15/14		300,000	322,948
6.200%, 12/15/34		200,000	196,775
Nissan Motor Acceptance Corp.
4.625%, 3/8/10§		100,000	99,794
Norfolk Southern Corp.
6.750%, 2/15/11		300,000	320,090
5.900%, 6/15/19		275,000	305,732
Northern States Power Co. Series B
8.000%, 8/28/12		510,000	592,927
Northrop Grumman Systems Corp.
7.125%, 2/15/11		300,000	321,535
7.750%, 2/15/31		100,000	131,868
Occidental Petroleum Corp.
6.750%, 1/15/12		100,000	110,671
7.000%, 11/1/13		200,000	231,056
Ohio Power Co. Series G
6.600%, 2/15/33		325,000	353,659
Omnicom Group, Inc.
5.900%, 4/15/16		100,000	105,506
Oncor Electric Delivery Co.
6.375%, 1/15/15		300,000	332,523
ONEOK Partners LP
8.625%, 3/1/19		550,000	656,562
Oracle Corp.
3.750%, 7/8/14		750,000	779,135
5.250%, 1/15/16		400,000	435,148
5.750%, 4/15/18		120,000	132,221
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	319,951
5.800%, 3/1/37		100,000	108,260
Pemex Project Funding Master Trust
9.125%, 10/13/10		100,000	106,500
6.625%, 6/15/35		625,000	603,711
Pepco Holdings, Inc.
6.450%, 8/15/12		100,000	107,297
Pepsi Bottling Group, Inc.
7.000%, 3/1/29		100,000	123,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
PepsiCo, Inc.
7.900%, 11/1/18		$400,000	$505,087
Pfizer, Inc.
5.350%, 3/15/15		1,425,000	1,577,912
4.750%, 6/3/16	EUR	1,800,000	2,773,389
4.650%, 3/1/18		$100,000	102,373
7.200%, 3/15/39		395,000	497,151
Pharmacia Corp.
6.600%, 12/1/28		100,000	114,595
Philip Morris International, Inc.
5.650%, 5/16/18		200,000	212,883
6.375%, 5/16/38		100,000	115,084
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	104,296
4.750%, 5/15/18		100,000	101,692
Plains All American Pipeline LP
6.500%, 5/1/18		210,000	224,930
PNC Funding Corp.
5.250%, 11/15/15		200,000	205,029
Port Authority of New York & New Jersey
6.040%, 12/1/29		375,000	408,221
Praxair, Inc.
3.950%, 6/1/13		100,000	104,407
Pregis Corp.
5.996%, 4/15/13(l)	EUR	600,000	816,549
Principal Life Global Funding l
6.250%, 2/15/12§		$100,000	104,727
Procter & Gamble Co.
4.500%, 5/12/14	EUR	1,500,000	2,326,151
4.850%, 12/15/15		$100,000	110,410
5.125%, 10/24/17	EUR	1,500,000	2,373,346
5.800%, 8/15/34		$300,000	334,835
Progress Energy, Inc.
7.100%, 3/1/11		100,000	106,011
7.750%, 3/1/31		100,000	125,171
Progressive Corp.
6.700%, 6/15/37(l)		220,000	189,134
Prudential Financial, Inc.
5.100%, 12/14/11		400,000	416,023
5.100%, 9/20/14		200,000	202,103
PSEG Power LLC
5.500%, 12/1/15		625,000	671,438
R.R. Donnelley & Sons Co.
4.950%, 4/1/14		100,000	96,224
6.125%, 1/15/17		425,000	400,695
Raytheon Co.
7.000%, 11/1/28		100,000	122,967
Regions Bank/Alabama
3.250%, 12/9/11		1,900,000	1,976,581
Regions Financial Corp.
6.375%, 5/15/12		700,000	657,049
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	1,080,000	1,564,614
Safeway, Inc.
6.500%, 3/1/11		$200,000	212,586
5.625%, 8/15/14		100,000	108,644
Sara Lee Corp.
6.250%, 9/15/11		100,000	107,986
Schering-Plough Corp.
5.550%, 12/1/13		600,000	656,876
Simon Property Group LP
6.100%, 5/1/16		200,000	205,550
SLM Corp.
6.500%, 6/15/10	NZD	795,000	483,147
5.375%, 5/15/14		$600,000	$459,227
Southern California Edison Co.
6.000%, 1/15/34		355,000	401,905
Southern Power Co. Series B
6.250%, 7/15/12		100,000	109,476
Southwest Airlines Co.
5.125%, 3/1/17		100,000	94,031
Sovereign Bank
5.125%, 3/15/13		100,000	100,000
Spectra Energy Capital LLC
7.500%, 9/15/38		170,000	198,275
State of California
7.550%, 4/1/39		340,000	377,900
State Street Bank and Trust Co.
5.300%, 1/15/16		100,000	103,336
8.250%, 3/15/42(l)		110,000	107,701
SunTrust Banks, Inc./Georgia
5.200%, 1/17/17		100,000	93,317
5.450%, 12/1/17		100,000	94,275
Sysco Corp.
5.375%, 9/21/35		100,000	102,044
Target Corp.
7.000%, 7/15/31		100,000	112,741
6.350%, 11/1/32		100,000	112,559
Tennessee Valley Authority
4.500%, 4/1/18		550,000	566,471
Series B
4.700%, 7/15/33		300,000	291,320
Series E
6.250%, 12/15/17		100,000	115,665
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36		100,000	107,531
TIAA Global Markets, Inc.
4.950%, 7/15/13§		500,000	527,346
Time Warner Cable, Inc.
6.200%, 7/1/13		1,245,000	1,356,299
8.250%, 4/1/19		360,000	435,131
Time Warner, Inc.
6.875%, 5/1/12		300,000	330,246
7.625%, 4/15/31		600,000	672,444
7.700%, 5/1/32		700,000	791,551
Toll Brothers Finance Corp.
6.875%, 11/15/12		100,000	105,501
Toyota Motor Credit Corp.
7.250%, 11/29/10	AUD	750,000	669,807
Travelers Cos., Inc.
5.750%, 12/15/17		$300,000	328,841
6.250%, 3/15/37(l)		250,000	219,807
Travelers Property Casualty Corp.
6.375%, 3/15/33		100,000	113,823
U.S. Bank N.A./Ohio
6.375%, 8/1/11		200,000	216,057
4.950%, 10/30/14		100,000	107,277
4.800%, 4/15/15		100,000	105,649
U.S. Treasury Bonds
8.125%, 8/15/19		1,200,000	1,672,126
8.500%, 2/15/20		1,300,000	1,866,313
8.000%, 11/15/21		2,100,000	2,972,485
6.250%, 8/15/23		6,900,000	8,648,721
6.375%, 8/15/27		5,700,000	7,408,221
5.375%, 2/15/31		780,000	926,738
4.500%, 2/15/36		2,100,000	2,255,530
5.000%, 5/15/37		200,000	231,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
4.375%, 2/15/38		$1,200,000	$1,264,126
4.500%, 5/15/38		3,100,000	3,335,891
3.500%, 2/15/39		1,500,000	1,358,907
4.250%, 5/15/39		2,770,000	2,865,651
4.500%, 8/15/39		1,800,000	1,940,625
U.S. Treasury Notes
2.000%, 9/30/10		3,200,000	3,249,626
1.250%, 11/30/10		8,000,000	8,070,624
4.250%, 1/15/11		4,300,000	4,504,585
0.875%, 1/31/11		3,100,000	3,112,958
0.875%, 2/28/11		2,500,000	2,509,570
0.875%, 5/31/11		11,000,000	11,026,213
1.000%, 7/31/11		13,000,000	13,037,076
4.500%, 9/30/11		12,800,000	13,697,997
4.625%, 2/29/12		11,100,000	12,020,090
1.375%, 5/15/12		4,000,000	4,013,436
4.750%, 5/31/12		2,800,000	3,055,718
1.875%, 6/15/12		4,895,000	4,971,484
4.250%, 9/30/12		2,100,000	2,275,384
3.875%, 10/31/12		2,700,000	2,898,493
3.625%, 12/31/12		2,300,000	2,453,093
2.750%, 2/28/13		5,450,000	5,658,206
1.500%, 12/31/13		5,500,000	5,385,276
1.875%, 4/30/14		16,345,000	16,150,903
2.625%, 7/31/14		16,350,000	16,623,355
2.375%, 8/31/14		288,000	289,080
4.000%, 2/15/15		1,100,000	1,185,250
4.125%, 5/15/15		1,200,000	1,299,374
2.625%, 4/30/16		3,095,000	3,054,861
4.875%, 8/15/16		1,400,000	1,575,218
4.625%, 2/15/17		2,400,000	2,657,062
4.500%, 5/15/17		4,300,000	4,719,585
4.250%, 11/15/17		9,630,000	10,376,325
4.000%, 8/15/18		3,500,000	3,694,961
2.750%, 2/15/19		10,200,000	9,733,829
3.125%, 5/15/19		15,450,000	15,202,553
UBS Preferred Funding Trust I
8.622%, 10/29/49(l)		275,000	253,279
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)		150,000	112,800
Unilever Capital Corp.
7.125%, 11/1/10		100,000	106,760
5.900%, 11/15/32		200,000	223,049
Union Pacific Corp.
6.150%, 5/1/37		125,000	141,289
Union Planters Corp.
4.375%, 12/1/10		100,000	99,492
UnionBanCal Corp.
5.250%, 12/16/13		100,000	99,761
United Parcel Service, Inc.
5.500%, 1/15/18		170,000	187,053
8.375%, 4/1/30(e)		100,000	130,365
United Technologies Corp.
6.350%, 3/1/11		100,000	106,403
4.875%, 5/1/15		400,000	437,484
6.125%, 2/1/19		287,000	328,362
UnitedHealth Group, Inc.
5.375%, 3/15/16		200,000	202,818
5.800%, 3/15/36		400,000	387,897
USB Capital IX
6.189%, 10/29/49(l)		275,000	211,063
Valero Energy Corp.
6.875%, 4/15/12		200,000	215,244
6.625%, 6/15/37		300,000	267,922
Verizon Communications, Inc.
6.875%, 6/15/12		$200,000	$223,013
7.375%, 9/1/12		300,000	340,867
4.375%, 6/1/13		200,000	210,369
4.900%, 9/15/15		300,000	317,078
7.750%, 12/1/30		900,000	1,087,355
5.850%, 9/15/35		100,000	100,676
7.350%, 4/1/39		100,000	118,578
Viacom, Inc.
6.250%, 4/30/16		300,000	323,567
6.875%, 4/30/36		100,000	105,640
Virginia Electric & Power Co. Series A
5.400%, 1/15/16		100,000	106,504
5.950%, 9/15/17		700,000	776,070
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 A5
5.215%, 1/15/41(l)		3,500,000	3,478,432
Series 2007-C32 A2
5.924%, 6/15/49(l)		2,375,000	2,345,209
Series 2007-C33 A4
6.100%, 2/15/51(l)		1,130,000	970,764
Wachovia Bank N.A.
5.600%, 3/15/16		400,000	404,594
6.600%, 1/15/38		800,000	878,149
Wachovia Capital Trust III
5.800%, 3/29/49(l)		525,000	362,250
Wachovia Corp.
5.300%, 10/15/11		800,000	847,594
4.875%, 2/15/14		100,000	101,863
5.500%, 8/1/35		300,000	270,728
Wal-Mart Stores, Inc.
4.125%, 2/15/11		200,000	208,406
5.000%, 4/5/12		1,000,000	1,082,018
4.750%, 1/29/13	GBP	255,000	431,594
7.550%, 2/15/30		$100,000	128,561
5.250%, 9/1/35		400,000	400,543
Walt Disney Co.
6.375%, 3/1/12		100,000	109,805
Waste Management, Inc.
6.375%, 11/15/12		100,000	109,441
7.375%, 3/11/19		283,000	329,340
7.000%, 7/15/28		100,000	109,141
WellPoint, Inc.
5.250%, 1/15/16		200,000	203,954
5.950%, 12/15/34		100,000	100,120
Wells Fargo & Co.
5.125%, 9/15/16		100,000	98,407
5.375%, 2/7/35		200,000	193,744
Wells Fargo Bank N.A.
5.950%, 8/26/36		400,000	406,007
Wells Fargo Capital X
5.950%, 12/15/36		525,000	455,438
Wells Fargo Capital XIII
7.700%, 12/29/49(l)		625,000	550,000
Weyerhaeuser Co.
6.750%, 3/15/12		300,000	312,534
Wyeth
5.500%, 2/1/14		400,000	436,843
5.500%, 2/15/16		200,000	218,240
6.500%, 2/1/34		100,000	117,049
XCEL Energy, Inc.
6.500%, 7/1/36		100,000	111,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
XTO Energy, Inc.
5.300%, 6/30/15	$100,000	$105,972
5.650%, 4/1/16	100,000	104,516
6.500%, 12/15/18	100,000	110,396
6.375%, 6/15/38	300,000	319,133
Yum! Brands, Inc.
8.875%, 4/15/11	100,000	109,436

Total United States		769,963,718

Total Long Term Debt Securities (97.5%) (Cost $1,098,960,263)		1,130,885,138

SHORT-TERM INVESTMENT:
Time Deposit (4.9%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $56,749,545)	$56,749,545	$56,749,545

Total Investments Before Securities Sold Short (102.4%) (Cost/Amortized Cost $1,155,709,808)		1,187,634,683

SECURITIES SOLD SHORT:
U.S. Government Agency (-0.8%)
Federal National Mortgage Association
6.000%, 10/25/39 TBA	$(8,900,000)	$(9,388,110)

Total Securities Sold Short (-0.8%) (Proceeds Received $9,357,516)		(9,388,110)

Total Investments after Securities Sold Short (101.6%) (Cost/Amortized Cost $1,146,352,292)		1,178,246,573
Other Assets Less Liabilities (-1.6%)		(18,553,457)

Net Assets (100%)		$1,159,693,116

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $7,945,176 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

TBA — Security is subject to delayed delivery.

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. Japanese Yen, expiring 10/6/09	4,227	635,000	$6,755,256	$7,074,217	$(318,961)
European Union vs. Canadian Dollar, expiring 10/2/09	962	1,500	1,407,378	1,401,018	6,360
European Union vs. Canadian Dollar, expiring 10/2/09	5,899	9,555	8,631,801	8,924,485	(292,684)
European Union vs. Canadian Dollar, expiring 12/2/09	6,780	10,670	9,921,083	9,965,940	(44,857)
European Union vs. U.S. Dollar, expiring 11/13/09	47,600	67,457	69,655,460	67,457,102	2,198,358
Japanese Yen vs. Australian Dollar, expiring 11/25/09	1,563,588	19,845	17,424,721	17,430,657	(5,936)
Japanese Yen vs. British Pound, expiring 10/6/09	1,144,884	7,250	12,754,576	11,586,394	1,168,182
Japanese Yen vs. European Union, expiring 11/13/09	290,000	2,160	3,231,544	3,160,183	71,361
Japanese Yen vs. European Union, expiring 11/13/09	1,055,000	7,967	11,756,135	11,658,266	97,869
Japanese Yen vs. European Union, expiring 11/13/09	1,118,000	8,163	12,458,160	11,944,955	513,205
Japanese Yen vs. European Union, expiring 11/13/09	235,049	1,770	2,619,206	2,590,129	29,077
Japanese Yen vs. Mexican Peso, expiring 11/30/09	935,634	141,100	10,427,083	10,368,380	58,703
Japanese Yen vs. New Zealand Dollar, expiring 10/14/09	475,000	7,313	5,292,022	5,277,388	14,634
Japanese Yen vs. New Zealand Dollar, expiring 10/14/09	325,000	5,657	3,620,856	4,082,158	(461,302)
Japanese Yen vs. U.S. Dollar, expiring 11/9/09	3,385,140	35,613	37,720,568	35,612,810	2,107,758
U.S. Dollar vs. British Pound, expiring 12/16/09	11,668	7,050	11,667,750	11,264,490	403,260
U.S. Dollar vs. European Union, expiring 10/20/09	738	520	738,352	760,942	(22,590)
U.S. Dollar vs. European Union, expiring 10/20/09	12,437	8,750	12,437,250	12,804,312	(367,062)
U.S. Dollar vs. European Union, expiring 10/20/09	12,002	8,510	12,001,831	12,453,108	(451,277)
U.S. Dollar vs. European Union, expiring 11/13/09	10,785	7,327	10,785,000	10,721,878	63,122
U.S. Dollar vs. European Union, expiring 12/1/09	24,449	17,050	24,449,001	24,950,117	(501,116)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Buy Currency vs. Sell Currency	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. New Zealand Dollar, expiring 10/14/09	7,139	11,475	$7,138,884	$8,280,360	$(1,141,476)

					$3,124,628

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$7,598,749	$—	$7,598,749
Collateralized debt obligations	—	19,836,189	—	19,836,189
Non-Agency Collateralized Mortgage
Obligations	—	3,478,432	—	3,478,432
Corporate Bonds
Consumer Discretionary	—	24,699,960	—	24,699,960
Consumer Staples	—	39,933,350	—	39,933,350
Energy	—	20,643,257	—	20,643,257
Financials	—	86,359,977	—	86,359,977
Government	—	115,665	—	115,665
Health Care	—	14,102,966	—	14,102,966
Industrials	—	17,306,662	—	17,306,662
Information Technology	—	4,923,412	—	4,923,412
Materials	—	12,911,670	—	12,911,670
Telecommunication Services	—	31,402,207	—	31,402,207
Utilities	—	28,867,400	—	28,867,400
Forward Currency Contracts	—	6,731,889	—	6,731,889
Government Securities
Agency ABS	—	1,419,457	—	1,419,457
Foreign Governments	—	219,322,613	—	219,322,613
Municipal Bonds	—	1,554,396	—	1,554,396
Supranational	—	22,121,979	—	22,121,979
U.S. Government Agencies	—	349,037,497	—	349,037,497
U.S. Treasuries	—	225,249,300	—	225,249,300
Short-Term Investments	—	56,749,545	—	56,749,545

Total Asset	$—	$1,194,366,572	$—	$1,194,366,572

Liability:
Forward Currency Contracts	$—	$(3,607,261)	$—	$(3,607,261)
Government Securities
U.S. Government Agencies	—	(9,388,110)	—	(9,388,110)

Total Liability	$—	$(12,995,371)	$—	$(12,995,371)

Total	$—	$1,181,371,201	$—	$1,181,371,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,211,993,696
Long-term U.S. Treasury securities	399,574,984

$1,611,568,680

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,177,457,503
Long-term U.S. Treasury securities	235,354,685

$1,412,812,188

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,921,242
Aggregate gross unrealized depreciation	(8,119,310)

Net unrealized appreciation	$31,801,932

Federal income tax cost of investments	$1,155,832,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.2%)
AGL Energy Ltd.	35,679	$430,277
Alumina Ltd.*	194,838	314,551
Amcor Ltd.	97,363	470,697
AMP Ltd.	180,559	1,038,565
Aristocrat Leisure Ltd.	36,151	167,435
Arrow Energy Ltd.*	55,178	208,342
Asciano Group*	267,490	390,546
ASX Ltd.	15,692	487,291
Australia & New Zealand Banking Group Ltd.	211,154	4,543,371
Bendigo and Adelaide Bank Ltd.	26,924	223,272
BGP Holdings plc*§†	796,081	—
BHP Billiton Ltd.	301,091	10,021,936
Billabong International Ltd.	18,056	191,148
BlueScope Steel Ltd.	174,994	452,333
Boral Ltd.	58,560	314,619
Brambles Ltd.	127,626	909,741
Caltex Australia Ltd.*	12,534	133,906
CFS Retail Property Trust (REIT)	119,908	212,623
Coca-Cola Amatil Ltd.	42,959	371,784
Cochlear Ltd.	4,146	244,181
Commonwealth Bank of Australia	134,129	6,123,505
Computershare Ltd.	43,112	424,453
Crown Ltd.	36,016	283,736
CSL Ltd.	55,998	1,652,972
CSR Ltd.	118,354	196,294
Dexus Property Group (REIT)	383,199	285,659
Energy Resources of Australia Ltd.	6,729	149,655
Fairfax Media Ltd.	167,864	253,974
Fortescue Metals Group Ltd.*	106,578	359,168
Foster’s Group Ltd.	168,940	827,166
Goodman Fielder Ltd.	116,036	170,953
Goodman Group (REIT)	457,980	268,680
GPT Group (REIT)	796,081	481,077
Harvey Norman Holdings Ltd.	49,813	188,964
Incitec Pivot Ltd.	154,001	384,483
Insurance Australia Group Ltd.	183,716	612,641
Leighton Holdings Ltd.	13,988	446,345
Lend Lease Corp., Ltd.	31,150	291,294
Lion Nathan Ltd.	31,467	317,854
Macquarie Airports	62,178	155,784
Macquarie Group Ltd.	28,135	1,459,209
Macquarie Infrastructure Group	203,013	264,170
Metcash Ltd.	51,534	204,585
Mirvac Group (REIT)	220,369	326,608
National Australia Bank Ltd.	173,402	4,705,518
Newcrest Mining Ltd.	44,220	1,244,447
Nufarm Ltd.	11,226	112,406
OneSteel Ltd.	129,826	347,033
Orica Ltd.	33,882	702,431
Origin Energy Ltd.	75,742	1,090,496
OZ Minerals Ltd.*	281,517	283,124
Paladin Energy Ltd.*	53,594	212,763
Perpetual Ltd.	1,813	62,602
Qantas Airways Ltd.	115,003	290,163
QBE Insurance Group Ltd.	91,883	1,950,284
Rio Tinto Ltd.	39,685	2,073,999
Santos Ltd.	70,818	949,630
Sims Metal Management Ltd.	11,579	233,208
Sonic Healthcare Ltd.	34,341	430,501
SP AusNet	131,493	102,663
Stockland Corp., Ltd. (REIT)	211,153	760,019
Suncorp-Metway Ltd.	121,145	$949,042
TABCORP Holdings Ltd.	55,636	349,955
Tatts Group Ltd.	86,000	192,708
Telstra Corp., Ltd.	402,322	1,160,616
Toll Holdings Ltd.	63,098	474,823
Transurban Group	91,068	329,395
Wesfarmers Ltd.	91,548	2,139,429
Wesfarmers Ltd. (PPS)	11,930	279,429
Westfield Group (REIT)	185,543	2,275,236
Westpac Banking Corp.	262,360	6,075,667
Woodside Petroleum Ltd.	43,459	1,998,640
Woolworths Ltd.	112,008	2,890,294
WorleyParsons Ltd.	14,415	377,819

		72,300,187

Austria (0.1%)
Erste Group Bank AG	16,923	756,301
OMV AG	14,541	586,650
Raiffeisen International Bank Holding AG	4,056	264,479
Telekom Austria AG	28,020	505,158
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	6,037	305,223
Vienna Insurance Group	3,613	206,196
Voestalpine AG	11,572	413,018

		3,037,025

Belgium (0.4%)
Anheuser-Busch InBev N.V.	64,432	2,942,212
Belgacom S.A.	13,536	527,286
Cie Nationale a Portefeuille	2,506	136,345
Colruyt S.A.	1,329	312,334
Delhaize Group S.A.	9,377	650,964
Dexia S.A.*	47,677	439,539
Fortis*	203,983	955,494
Groupe Bruxelles Lambert S.A.	7,328	676,863
KBC Groep N.V.*	15,217	764,342
Mobistar S.A.	2,811	194,526
Solvay S.A.	5,709	592,735
UCB S.A.	7,939	335,050
Umicore	10,549	315,839

		8,843,529

Bermuda (0.1%)
Nabors Industries Ltd.*	25,971	542,794
Seadrill Ltd.*	26,898	561,607
XL Capital Ltd., Class A	31,315	546,760

		1,651,161

Brazil (2.6%)
Banco Bradesco S.A. (Preference)	64,900	1,294,996
Banco Bradesco S.A. (ADR)	98,400	1,957,176
BM&F Bovespa S.A.	580,800	4,291,416
BRF - Brasil Foods S.A.*	167,827	4,452,398
Cia Brasileira de Meios de Pagamento	234,800	2,325,999
Cia de Bebidas das Americas (Preference) (ADR)	50,900	4,187,034
Itau Unibanco Holding S.A. (ADR)	480,784	9,687,798
Itau Unibanco Holding S.A. (Preference)	126,476	2,555,792
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
MRV Engenharia e Participacoes S.A.	121,600	2,357,733
NET Servicos de Comunicacao S.A. (Preference)*	192,708	2,238,615
PDG Realty S.A. Empreendimentos e Participacoes	274,500	2,279,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Petroleo Brasileiro S.A. (Preference)	461,242	$9,083,729
Petroleo Brasileiro S.A. (Preference) (ADR)	29,000	1,139,990
Ultrapar Participacoes S.A. (Preference)	46,700	1,876,330
Vale S.A. (Preference)	33,756	697,756
Vale S.A. (ADR)	475,685	9,756,299

		60,182,297

China (2.6%)
Anhui Conch Cement Co., Ltd., Class H	453,000	3,019,006
Bank of China Ltd., Class H	12,285,900	6,467,890
BYD Electronic International Co., Ltd.*	1,574,000	879,403
China Citic Bank, Class H	4,355,000	2,871,472
China Communications Services Corp., Ltd., Class H	1,936,000	1,059,172
China Construction Bank Corp., Class H	9,738,000	7,777,785
China Dongxiang Group Co.	1,462,600	975,689
China Life Insurance Co., Ltd., Class H.	1,453,000	6,327,540
China Oilfield Services Ltd., Class H	1,600,000	1,492,636
China Railway Construction Corp., Ltd., Class H	510,500	678,467
China Zhongwang Holdings Ltd.*^	3,048,400	2,997,246
Datang International Power Generation Co., Ltd., Class H^	2,215,000	1,157,509
Dongfeng Motor Group Co., Ltd., Class H	4,043,000	4,298,594
Foxconn International Holdings Ltd.*	141,000	92,605
Industrial & Commercial Bank of China Ltd., Class H	11,054,000	8,329,670
PetroChina Co., Ltd., Class H	6,282,000	7,100,641
Ping An Insurance Group Co. of China Ltd., Class H	472,500	3,749,492
Sinopharm Group Co., Class H*^	66,400	168,269

		59,443,086

Cyprus (0.0%)
Bank of Cyprus PCL	53,142	404,380

Czech Republic (0.4%)
CEZ A/S	47,452	2,530,803
Komercni Banka A/S	22,987	4,584,127
Telefonica O2 Czech Republic A/S	69,756	1,726,734

		8,841,664

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	41	274,029
A. P. Moller - Maersk A/S, Class B	104	715,542
Carlsberg A/S, Class B	9,943	720,259
Coloplast A/S, Class B	1,506	125,968
Danske Bank A/S*	42,328	1,108,738
DSV A/S*	19,346	344,931
H. Lundbeck A/S	6,400	132,729
Novo Nordisk A/S, Class B	39,975	2,502,833
Novozymes A/S, Class B	4,303	404,962
Topdanmark A/S*	1,373	207,554
TrygVesta A/S	2,279	174,272
Vestas Wind Systems A/S*	18,558	1,341,584
William Demant Holding A/S*	1,298	96,450

		8,149,851

Finland (0.5%)
Elisa Oyj	12,539	257,252
Fortum Oyj	40,837	1,046,975
Kesko Oyj, Class B	4,663	156,260
Kone Oyj, Class B	13,064	$480,224
Metso Oyj	13,098	368,581
Neste Oil Oyj	11,464	211,711
Nokia Oyj	329,036	4,839,023
Nokian Renkaat Oyj	10,610	247,332
Orion Oyj, Class B	5,670	104,545
Outokumpu Oyj	11,553	217,412
Pohjola Bank plc	13,409	153,052
Rautaruukki Oyj	8,313	199,503
Sampo Oyj, Class A	39,439	993,242
Sanoma Oyj	4,459	98,463
Stora Enso Oyj, Class R*	56,973	396,848
UPM-Kymmene Oyj	49,913	598,930
Wartsila Oyj	8,214	329,106

		10,698,459

France (3.9%)
Accor S.A.	14,131	786,614
Aeroports de Paris S.A.	2,942	264,725
Air France-KLM*	15,576	283,091
Air Liquide S.A.	22,335	2,541,175
Alcatel-Lucent*	220,127	984,730
Alstom S.A.	18,230	1,330,376
Atos Origin S.A.*	5,017	253,286
BioMerieux	1,334	146,623
BNP Paribas S.A.	73,611	5,881,439
Bouygues S.A.	21,430	1,089,746
Bureau Veritas S.A.	4,509	254,428
Cap Gemini S.A.	14,291	748,571
Carrefour S.A.	56,697	2,571,994
Casino Guichard Perrachon S.A.	5,734	454,784
Christian Dior S.A.	6,359	628,117
Cie de Saint-Gobain S.A.	33,174	1,720,926
Cie Generale de Geophysique-Veritas*	14,763	344,467
Cie Generale d’Optique Essilor International S.A.	19,146	1,091,134
CNP Assurances S.A.	3,943	401,764
Compagnie Generale des Etablissements Michelin, Class B	13,844	1,086,064
Credit Agricole S.A.	80,140	1,674,657
Danone S.A.	48,897	2,946,570
Dassault Systemes S.A.	6,971	388,557
EDF S.A.	22,566	1,338,710
Eiffage S.A.	4,086	260,336
Eramet S.A.	575	199,544
Eurazeo S.A.	3,169	207,104
Eutelsat Communications S.A.	9,165	278,559
Fonciere Des Regions (REIT)	2,590	301,652
France Telecom S.A.	161,822	4,310,984
GDF Suez S.A.	106,352	4,722,598
Gecina S.A. (REIT)	1,777	211,930
Hermes International S.A.	4,932	727,859
ICADE (REIT)	1,842	197,310
Iliad S.A.	1,512	170,369
Imerys S.A.	3,667	210,432
Ipsen S.A.	2,443	133,811
J.C. Decaux S.A.*	7,930	171,745
Klepierre S.A. (REIT)	9,555	378,991
Lafarge S.A.	18,840	1,685,876
Lagardere S.C.A.	12,048	561,177
Legrand S.A.	9,555	265,804
L’Oreal S.A.	21,496	2,137,447
LVMH Moet Hennessy Louis Vuitton S.A.	21,914	2,204,023
M6-Metropole Television	6,185	162,643

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Natixis S.A.*	85,734	$516,890
Neopost S.A.	3,404	305,500
PagesJaunes Groupe S.A.	16,113	208,933
Pernod-Ricard S.A.	18,287	1,452,280
Peugeot S.A.*	14,998	457,273
PPR S.A.	7,308	936,702
Publicis Groupe S.A.	11,889	476,873
Renault S.A.*	17,124	798,486
Safran S.A.	19,726	369,630
Sanofi-Aventis S.A.	92,829	6,812,442
Schneider Electric S.A.	21,001	2,128,485
SCOR SE	16,895	461,831
Societe BIC S.A.	2,544	180,926
Societe Des Autoroutes Paris-Rhin-Rhone	2,156	164,280
Societe Generale S.A.	40,892	3,291,162
Societe Television Francaise 1 S.A.	14,288	251,109
Sodexo S.A.	9,514	569,979
Suez Environnement Co. S.A.	27,119	619,476
Technip S.A.	10,069	643,160
Thales S.A.	9,321	462,392
Total S.A.	187,719	11,154,137
Unibail-Rodamco S.A. (REIT)	7,696	1,598,633
Vallourec S.A.	5,146	872,020
Veolia Environnement	35,726	1,369,204
Vinci S.A.	37,711	2,133,429
Vivendi S.A.	104,087	3,220,716

		90,168,690

Germany (3.1%)
Adidas AG	18,270	967,020
Allianz SE (Registered)	40,084	5,007,541
BASF SE	81,785	4,333,616
Bayer AG	67,551	4,680,583
Bayerische Motoren Werke (BMW) AG (Preference)	3,068	102,048
Bayerische Motoren Werke (BMW) AG	31,224	1,505,540
Beiersdorf AG	7,016	412,009
Celesio AG	6,043	166,603
Commerzbank AG*	65,964	836,419
Daimler AG	80,124	4,033,968
Deutsche Bank AG (Registered)	51,133	3,924,222
Deutsche Boerse AG	17,707	1,447,159
Deutsche Lufthansa AG (Registered)	23,075	408,916
Deutsche Post AG (Registered)	77,354	1,448,909
Deutsche Postbank AG*	6,935	245,285
Deutsche Telekom AG (Registered)	251,643	3,435,696
E.ON AG	167,022	7,083,049
Fraport AG	2,367	125,907
Fresenius Medical Care AG & Co. KGaA	18,509	921,707
Fresenius SE	1,577	77,562
Fresenius SE (Preference)	6,311	369,316
GEA Group AG	14,442	301,367
Hamburger Hafen und Logistik AG	1,436	64,701
Hannover Rueckversicherung AG (Registered)*	5,547	254,312
Henkel AG & Co. KGaA	10,288	373,814
Henkel AG & Co. KGaA (Preference)	14,880	640,610
Hochtief AG	3,881	295,662
Infineon Technologies AG*	94,024	530,410
K+S AG	14,142	771,705
Linde AG	13,347	1,446,881
MAN SE	9,903	817,324
Merck KGaA	6,432	$639,564
Metro AG	9,931	561,682
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	18,447	2,943,201
Porsche Automobil Holding SE (Preference)	7,963	626,330
Puma AG Rudolf Dassler Sport	363	120,544
RWE AG	37,265	3,461,129
RWE AG (Non-Voting)(Preference)	2,823	232,453
Salzgitter AG	3,548	340,074
SAP AG	76,175	3,709,744
Siemens AG (Registered)	72,666	6,728,929
Solarworld AG	7,684	186,657
Suedzucker AG	3,957	80,198
ThyssenKrupp AG	31,670	1,090,481
TUI AG*	14,260	147,115
United Internet AG*	8,501	128,256
Volkswagen AG	7,694	1,264,725
Volkswagen AG (Preference)	9,147	1,065,333
Wacker Chemie AG	1,113	173,604

		70,529,880

Greece (0.2%)
Alpha Bank AE*	35,752	659,203
Coca Cola Hellenic Bottling Co. S.A.	14,389	383,011
EFG Eurobank Ergasias S.A.*	26,384	415,047
Hellenic Petroleum S.A.	7,176	81,488
Hellenic Telecommunications Organization S.A.	23,801	393,570
Marfin Investment Group S.A.*	50,505	217,285
National Bank of Greece S.A.*	55,667	1,995,777
OPAP S.A.	21,101	544,073
Piraeus Bank S.A.*	27,917	517,599
Public Power Corp. S.A.*	10,934	243,364
Titan Cement Co. S.A.	5,317	183,623

		5,634,040

Hong Kong (2.1%)
ASM Pacific Technology Ltd.	12,000	85,083
Bank of East Asia Ltd.	120,800	436,436
Beijing Enterprises Holdings Ltd.	501,500	2,656,315
Belle International Holdings Ltd.	2,174,000	2,232,894
BOC Hong Kong Holdings Ltd.	335,500	735,931
Cathay Pacific Airways Ltd.*	77,000	121,610
Cheung Kong Holdings Ltd.	126,000	1,598,970
Cheung Kong Infrastructure Holdings Ltd.	28,000	100,077
China Mobile Ltd.	738,500	7,203,902
China Resources Cement Holdings Ltd.*	274,000	137,883
China Resources Land Ltd.^	556,000	1,218,170
China Resources Power Holdings Co., Ltd.	1,038,200	2,413,967
Chinese Estates Holdings Ltd.	55,500	93,812
CLP Holdings Ltd.	186,000	1,262,392
Esprit Holdings Ltd.	106,600	715,247
Fushan International Energy Group Ltd.*	2,678,000	1,796,840
Genting Singapore plc*	480,958	382,404
GOME Electrical Appliances Holdings Ltd.*^	18,048,359	4,820,627
Hang Lung Group Ltd.	64,000	320,411
Hang Lung Properties Ltd.	184,000	677,828
Hang Seng Bank Ltd.	66,700	961,334
Henderson Land Development Co., Ltd.	103,000	677,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong & China Gas Co., Ltd.	345,000	$871,620
Hong Kong Aircraft Engineering Co., Ltd.	3,600	43,014
Hong Kong Exchanges and Clearing Ltd.	94,300	1,709,557
HongKong Electric Holdings Ltd.	123,000	674,512
Hopewell Holdings Ltd.	55,000	172,805
Hutchison Whampoa Ltd.	193,000	1,393,326
Hysan Development Co., Ltd.	55,000	137,677
Kerry Properties Ltd.	62,500	334,272
Li & Fung Ltd.	208,000	838,704
Lifestyle International Holdings Ltd.	30,500	46,202
Link REIT (REIT)	192,500	423,746
Mongolia Energy Co., Ltd.*	181,212	64,301
MTR Corp.	117,500	407,836
New World Development Ltd.	205,000	441,210
Noble Group Ltd.	146,000	253,931
NWS Holdings Ltd.	59,000	114,193
Orient Overseas International Ltd.	21,500	109,857
PCCW Ltd.	415,000	108,167
Shanghai Industrial Holdings Ltd.^	970,000	4,374,359
Shangri-La Asia Ltd.	96,000	180,850
Shimao Property Holdings Ltd.	633,500	1,074,082
Sino Land Co., Ltd.	162,000	290,135
Sun Hung Kai Properties Ltd.	131,000	1,930,336
Swire Pacific Ltd., Class A	72,500	852,220
Television Broadcasts Ltd.	24,000	103,432
Wharf Holdings Ltd.	132,000	700,873
Wheelock & Co., Ltd.	65,000	213,031
Wing Hang Bank Ltd.	16,500	162,338
Yue Yuen Industrial Holdings Ltd.	44,500	123,451

		48,799,972

Hungary (0.3%)
MOL Hungarian Oil and Gas Nyrt.*	33,448	2,793,028
OTP Bank plc*	69,704	1,988,903
Richter Gedeon Nyrt.	14,066	2,911,568

		7,693,499

India (2.2%)
Asian Paints Ltd.	33,806	987,897
Bharat Heavy Electricals Ltd.	93,477	4,525,391
Colgate-Palmolive India Ltd.	64,732	851,386
Deccan Chronicle Holdings Ltd.	294,700	773,431
DLF Ltd.	111,300	1,013,396
Glenmark Pharmaceuticals Ltd.	213,400	1,056,242
Godrej Consumer Products Ltd.	136,700	692,522
GVK Power & Infrastructure Ltd.*	2,061,513	1,990,589
HDFC Bank Ltd.	228,878	7,852,887
Hero Honda Motors Ltd.	130,569	4,539,312
Hindustan Construction Co.	555,200	1,514,234
Hindustan Petroleum Corp. Ltd.	198,067	1,654,779
Hindustan Unilever Ltd.	304,802	1,663,881
IndusInd Bank Ltd.	636,000	1,528,357
Infosys Technologies Ltd.	152,951	7,333,254
ITC Ltd.	208,555	1,010,368
Jaiprakash Associates Ltd.	679,098	3,352,786
Marico Ltd.	483,300	899,186
Maruti Suzuki India Ltd.	46,060	1,629,071
Nestle India Ltd.	12,441	587,020
Union Bank of India Ltd.	366,601	1,830,909
Unitech Ltd.	748,790	1,671,761
Wipro Ltd.	92,392	1,156,412

		50,115,071

Indonesia (0.8%)
PT Astra International Tbk	905,400	3,124,169
PT Bank Central Asia Tbk	7,162,000	$3,427,237
PT Bank Mandiri Persero Tbk	4,708,000	2,289,457
PT Bank Rakyat Indonesia	3,180,500	2,468,055
PT Bumi Resources Tbk	4,505,500	1,503,387
PT Indocement Tunggal Prakarsa Tbk	998,000	1,094,547
PT Indofood Sukses Makmur Tbk	2,562,000	801,868
PT Perusahaan Gas Negara	4,686,500	1,769,863
PT Telekomunikasi Indonesia Tbk	2,214,500	1,981,937

		18,460,520

Ireland (0.2%)
CRH plc	64,315	1,779,251
Elan Corp. plc*	41,091	294,700
Experian plc	93,429	786,136
Julius Baer Holding AG (Registered)	19,712	984,363
Kerry Group plc, Class A	14,108	403,588
Shire plc	49,192	852,199

		5,100,237

Israel (0.3%)
Check Point Software Technologies Ltd.*	73,289	2,077,743
Teva Pharmaceutical Industries Ltd. (ADR)	83,271	4,210,182

		6,287,925

Italy (1.4%)
A2A S.p.A.	81,153	159,488
ACEA S.p.A.	4,982	65,213
Alleanza Assicurazioni S.p.A.	41,209	371,769
Assicurazioni Generali S.p.A.	91,168	2,498,782
Atlantia S.p.A.	24,946	604,883
Autogrill S.p.A.*	4,409	53,293
Banca Carige S.p.A.	50,945	152,083
Banca Monte dei Paschi di Siena S.p.A.	195,453	418,156
Banca Popolare Societa Cooperativa	28,722	218,558
Banco Popolare S.c.a.r.l.*	60,274	578,164
Enel S.p.A.	585,542	3,716,599
ENI S.p.A.	229,975	5,747,999
Exor S.p.A.	3,985	73,768
Fiat S.p.A.*	72,761	935,914
Finmeccanica S.p.A.	38,832	686,444
Fondiaria-Sai S.p.A.	8,253	173,547
Intesa Sanpaolo S.p.A.*	741,646	3,222,063
Italcementi S.p.A.	2,927	45,060
Lottomatica S.p.A.	3,146	70,483
Luxottica Group S.p.A.*	12,478	323,196
Mediaset S.p.A.	71,065	497,086
Mediobanca S.p.A.	46,291	632,691
Mediolanum S.p.A.	21,400	148,906
Parmalat S.p.A.	163,601	452,237
Pirelli & C S.p.A.*	327,216	175,252
Prysmian S.p.A.	6,882	129,107
Saipem S.p.A.	24,902	749,942
Saras S.p.A.	18,169	70,125
Snam Rete Gas S.p.A.	141,622	689,081
Telecom Italia S.p.A.	883,063	1,549,384
Telecom Italia S.p.A. (RNC)	503,963	619,478
Terna Rete Elettrica Nazionale S.p.A.	118,528	462,239
UniCredit S.p.A.*	1,237,182	4,833,849
Unione di Banche Italiane S.c.p.A.	53,222	816,987
Unipol Gruppo Finanziario S.p.A.*	72,036	109,314

		32,051,140

Japan (8.2%)
77 Bank Ltd.	23,000	131,187
ABC-Mart, Inc.	2,500	77,842
Acom Co., Ltd.	3,070	47,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Advantest Corp.	16,200	$449,373
Aeon Co., Ltd.	57,700	552,156
Aeon Credit Service Co., Ltd.	7,200	72,509
Aeon Mall Co., Ltd.	5,400	112,434
Aioi Insurance Co., Ltd.	44,000	224,497
Aisin Seiki Co., Ltd.	18,200	444,026
Ajinomoto Co., Inc.	59,000	590,887
Alfresa Holdings Corp.	2,300	93,778
All Nippon Airways Co., Ltd.	89,000	255,801
Amada Co., Ltd.	25,000	168,217
Aozora Bank Ltd.*	68,000	98,479
Asahi Breweries Ltd.	37,800	691,445
Asahi Glass Co., Ltd.	96,000	775,358
Asahi Kasei Corp.	112,000	570,200
Asics Corp.	15,000	139,531
Astellas Pharma, Inc.	41,900	1,722,397
Bank of Kyoto Ltd.	22,000	202,195
Bank of Yokohama Ltd.	101,000	495,070
Benesse Holdings, Inc.	7,900	387,233
Bridgestone Corp.	57,300	1,028,355
Brother Industries Ltd.	16,500	197,783
Canon Marketing Japan, Inc.	5,300	93,819
Canon, Inc.	96,300	3,894,268
Casio Computer Co., Ltd.	22,700	185,363
Central Japan Railway Co.	142	1,020,331
Chiba Bank Ltd.	61,000	377,831
Chubu Electric Power Co., Inc.	61,400	1,491,138
Chugai Pharmaceutical Co., Ltd.	21,000	434,434
Chugoku Bank Ltd.	12,000	151,997
Chugoku Electric Power Co., Inc.	22,500	494,792
Chuo Mitsui Trust Holdings, Inc.	84,000	311,614
Citizen Holdings Co., Ltd.	21,100	118,704
Coca-Cola West Co., Ltd.	4,800	93,952
Cosmo Oil Co., Ltd.	54,000	150,393
Credit Saison Co., Ltd.	16,500	194,107
Dai Nippon Printing Co., Ltd.	52,000	716,003
Daicel Chemical Industries Ltd.	18,000	108,684
Daido Steel Co., Ltd.	18,000	65,371
Daihatsu Motor Co., Ltd.	13,000	132,802
Daiichi Sankyo Co., Ltd.	62,600	1,292,239
Daikin Industries Ltd.	21,700	780,828
Dainippon Sumitomo Pharma Co., Ltd.	9,400	102,519
Daito Trust Construction Co., Ltd.	7,700	336,256
Daiwa House Industry Co., Ltd.	46,000	481,702
Daiwa Securities Group, Inc.	154,400	796,382
DeNA Co., Ltd.	17	46,967
Denki Kagaku Kogyo KK	45,000	185,484
Denso Corp.	43,800	1,288,164
Dentsu, Inc.	16,706	388,966
DIC Corp.	57,000	81,279
Dowa Holdings Co., Ltd.	17,000	103,025
East Japan Railway Co.	31,200	2,245,329
Eisai Co., Ltd.	23,500	884,866
Electric Power Development Co., Ltd.	10,200	323,277
Elpida Memory, Inc.*	13,100	171,767
FamilyMart Co., Ltd.	6,500	209,269
Fanuc Ltd.	17,800	1,596,279
Fast Retailing Co., Ltd.	4,600	582,142
Fuji Electric Holdings Co., Ltd.	34,000	62,875
Fuji Heavy Industries Ltd.*	45,000	174,957
Fuji Media Holdings, Inc.	11	18,014
Fujifilm Holdings Corp.	45,400	1,360,508
Fujitsu Ltd.	168,000	1,098,602
Fukuoka Financial Group, Inc.	69,000	286,715
Furukawa Electric Co., Ltd.	64,000	$260,235
GS Yuasa Corp.	37,000	337,994
Gunma Bank Ltd.	26,000	143,085
Hachijuni Bank Ltd.	30,000	167,103
Hakuhodo DY Holdings, Inc.	1,230	67,005
Hankyu Hanshin Holdings, Inc.	96,000	459,867
Hikari Tsushin, Inc.	2,500	54,615
Hino Motors Ltd.	12,000	45,586
Hirose Electric Co., Ltd.	2,400	270,573
Hiroshima Bank Ltd.	33,000	136,389
Hisamitsu Pharmaceutical Co., Inc.	4,500	182,476
Hitachi Chemical Co., Ltd.	7,000	143,018
Hitachi Construction Machinery Co., Ltd.	10,700	229,699
Hitachi High-Technologies Corp.	4,000	83,641
Hitachi Ltd.*	291,000	894,736
Hitachi Metals Ltd.	17,000	174,043
Hokkaido Electric Power Co., Inc.	14,300	297,581
Hokuhoku Financial Group, Inc.	89,000	208,210
Hokuriku Electric Power Co.	14,300	364,012
Honda Motor Co., Ltd.	148,700	4,580,354
HOYA Corp.	37,800	892,731
Ibiden Co., Ltd.	12,200	453,941
Idemitsu Kosan Co., Ltd.	1,500	123,823
IHI Corp.*	93,000	188,559
INPEX Corp.	75	640,004
Isetan Mitsukoshi Holdings Ltd.	27,600	317,001
Isuzu Motors Ltd.	101,000	213,780
Ito En Ltd.	6,000	111,090
ITOCHU Corp.	142,000	941,235
ITOCHU Techno-Solutions Corp.	2,100	64,686
Iyo Bank Ltd.	17,000	153,401
J. Front Retailing Co., Ltd.	35,000	210,940
Jafco Co., Ltd.	2,900	88,682
Japan Airlines Corp.*	58,000	85,289
Japan Petroleum Exploration Co.	1,700	86,738
Japan Prime Realty Investment Corp. (REIT)	54	131,263
Japan Real Estate Investment Corp. (REIT)	34	278,015
Japan Retail Fund Investment Corp. (REIT)	33	179,034
Japan Steel Works Ltd.	32,000	367,894
Japan Tobacco, Inc.	402	1,379,335
JFE Holdings, Inc.	44,600	1,530,307
JGC Corp.	20,000	409,068
Joyo Bank Ltd.	51,000	250,554
JS Group Corp.	19,600	343,898
JSR Corp.	18,600	381,262
JTEKT Corp.	17,000	198,095
Jupiter Telecommunications Co., Ltd.	152	146,979
Kajima Corp.	60,000	153,735
Kamigumi Co., Ltd.	17,000	138,818
Kaneka Corp.	19,000	136,523
Kansai Electric Power Co., Inc.	70,600	1,706,701
Kansai Paint Co., Ltd.	14,000	109,174
Kao Corp.	50,000	1,236,562
Kawasaki Heavy Industries Ltd.	145,000	368,295
Kawasaki Kisen Kaisha Ltd.*	61,000	226,291
KDDI Corp.	270	1,521,974
Keihin Electric Express Railway Co., Ltd.	32,000	271,286
Keio Corp.	43,000	293,645
Keisei Electric Railway Co., Ltd.	17,000	112,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Keyence Corp.	3,800	$811,942
Kikkoman Corp.	11,000	137,002
Kinden Corp.	7,000	58,564
Kintetsu Corp.	144,000	556,653
Kirin Holdings Co., Ltd.	78,000	1,195,655
Kobe Steel Ltd.*	236,000	412,767
Komatsu Ltd.	85,800	1,607,705
Konami Corp.	6,800	138,629
Konica Minolta Holdings, Inc.	44,500	421,874
Kubota Corp.	103,000	857,138
Kuraray Co., Ltd.	35,500	387,568
Kurita Water Industries Ltd.	10,500	376,650
Kyocera Corp.	14,500	1,345,569
Kyowa Hakko Kirin Co., Ltd.	19,000	240,662
Kyushu Electric Power Co., Inc.	34,600	784,393
Lawson, Inc.	7,000	325,182
Leopalace21 Corp.	11,600	93,172
Mabuchi Motor Co., Ltd.	1,700	86,548
Makita Corp.	9,300	295,271
Marubeni Corp.	154,000	777,163
Marui Group Co., Ltd.	20,500	146,845
Maruichi Steel Tube Ltd.	1,800	35,994
Matsui Securities Co., Ltd.	6,500	53,005
Mazda Motor Corp.*	86,000	192,570
McDonald’s Holdings Co. Japan Ltd.	7,070	141,376
Mediceo Paltac Holdings Co., Ltd.	9,700	136,480
MEIJI Holdings Co. Ltd.*	6,500	277,335
Minebea Co., Ltd.	24,000	110,154
Mitsubishi Chemical Holdings Corp.	115,000	477,859
Mitsubishi Corp.	118,200	2,391,257
Mitsubishi Electric Corp.*	180,000	1,363,560
Mitsubishi Estate Co., Ltd.	105,000	1,651,646
Mitsubishi Gas Chemical Co., Inc.	26,000	141,347
Mitsubishi Heavy Industries Ltd.	274,000	1,037,821
Mitsubishi Logistics Corp.	7,000	84,766
Mitsubishi Materials Corp.*	105,000	290,091
Mitsubishi Motors Corp.*	301,000	496,274
Mitsubishi Rayon Co., Ltd.	47,000	161,266
Mitsubishi Tanabe Pharma Corp.	21,000	280,031
Mitsubishi UFJ Financial Group, Inc.	835,300	4,485,207
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,110	124,081
Mitsui & Co., Ltd.	158,300	2,070,341
Mitsui Chemicals, Inc.	64,000	228,151
Mitsui Engineering & Shipbuilding Co., Ltd.	50,000	129,783
Mitsui Fudosan Co., Ltd.	77,000	1,302,991
Mitsui Mining & Smelting Co., Ltd.*	34,000	87,116
Mitsui O.S.K. Lines Ltd.	110,000	651,924
Mitsui Sumitomo Insurance Group Holdings, Inc.	36,100	995,349
Mitsumi Electric Co., Ltd.	5,700	123,061
Mizuho Financial Group, Inc.	1,139,503	2,259,584
Mizuho Securities Co., Ltd.	39,000	142,071
Mizuho Trust & Banking Co., Ltd.*	93,000	98,424
Murata Manufacturing Co., Ltd.	19,500	925,416
Namco Bandai Holdings, Inc.	19,000	194,519
NEC Corp.*	158,000	496,363
NGK Insulators Ltd.	24,000	556,119
NGK Spark Plug Co., Ltd.	12,000	153,200
NHK Spring Co., Ltd.	15,000	123,823
Nidec Corp.	10,000	812,121
Nikon Corp.	31,000	567,058
Nintendo Co., Ltd.	9,000	2,306,021
Nippon Building Fund, Inc. (REIT)	47	$419,395
Nippon Electric Glass Co., Ltd.	33,000	301,086
Nippon Express Co., Ltd.	63,000	256,169
Nippon Meat Packers, Inc.	20,000	257,116
Nippon Mining Holdings, Inc.	70,000	344,678
Nippon Oil Corp.	115,000	645,686
Nippon Paper Group, Inc.	8,500	245,252
Nippon Sheet Glass Co., Ltd.	58,000	193,839
Nippon Steel Corp.	467,000	1,706,411
Nippon Telegraph & Telephone Corp.	44,691	2,071,125
Nippon Yusen KK	105,000	405,893
Nipponkoa Insurance Co., Ltd.	60,000	375,648
Nishi-Nippon City Bank Ltd.	62,000	156,787
Nissan Chemical Industries Ltd.	9,000	129,739
Nissan Motor Co., Ltd.*	221,500	1,497,805
Nissay Dowa General Insurance Co., Ltd.	17,000	86,927
Nisshin Seifun Group, Inc.	12,500	174,901
Nisshin Steel Co., Ltd.	46,000	81,992
Nisshinbo Holdings, Inc.	14,000	148,944
Nissin Food Holdings Co., Ltd.	5,800	222,915
Nitori Co., Ltd.	3,900	332,368
Nitto Denko Corp.	16,000	490,169
NOK Corp.	6,800	101,358
Nomura Holdings, Inc.	222,600	1,371,334
Nomura Real Estate Holdings, Inc.	6,700	108,899
Nomura Real Estate Office Fund, Inc. (REIT)	19	126,363
Nomura Research Institute Ltd.	7,400	176,004
NSK Ltd.	44,000	273,024
NTN Corp.	25,000	103,604
NTT Data Corp.	116	371,655
NTT DoCoMo, Inc.	1,399	2,234,909
NTT Urban Development Corp.	67	61,503
Obayashi Corp.	57,000	249,552
Obic Co., Ltd.	340	57,535
Odakyu Electric Railway Co., Ltd.	57,000	514,343
OJI Paper Co., Ltd.	78,000	351,919
Olympus Corp.	21,000	556,787
Omron Corp.	14,800	279,298
Ono Pharmaceutical Co., Ltd.	7,200	374,578
Onward Holdings Co., Ltd.	12,000	89,300
Oracle Corp. Japan	2,200	98,034
Oriental Land Co., Ltd.	5,200	366,112
ORIX Corp.	9,880	603,157
Osaka Gas Co., Ltd.	187,000	656,213
OSAKA Titanium Technologies Co.	600	17,178
Otsuka Corp.	1,600	95,717
Panasonic Corp.	177,800	2,620,502
Panasonic Electric Works Co., Ltd.	29,000	346,650
Promise Co., Ltd.*	6,800	37,119
Rakuten, Inc.	711	473,657
Resona Holdings, Inc.	44,400	571,292
Ricoh Co., Ltd.	61,000	888,854
Rinnai Corp.	3,800	179,491
Rohm Co., Ltd.	9,100	636,640
Sankyo Co., Ltd.	5,300	331,822
Santen Pharmaceutical Co., Ltd.	4,800	176,461
Sanyo Electric Co., Ltd.*	163,000	386,777
Sapporo Hokuyo Holdings, Inc.	28,801	102,351
Sapporo Holdings Ltd.	15,000	76,533
SBI Holdings, Inc.	1,591	314,779
Secom Co., Ltd.	20,000	1,007,074
Sega Sammy Holdings, Inc.	13,700	178,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Seiko Epson Corp.	9,900	$148,448
Sekisui Chemical Co., Ltd.	30,000	174,456
Sekisui House Ltd.	51,000	460,202
Seven & I Holdings Co., Ltd.	71,100	1,702,947
Seven Bank Ltd.	53	131,076
Sharp Corp.	93,000	1,033,966
Shikoku Electric Power Co., Inc.	14,600	445,653
Shimadzu Corp.	15,000	108,617
Shimamura Co., Ltd.	1,500	147,218
Shimano, Inc.	5,000	216,120
Shimizu Corp.	54,000	212,354
Shin-Etsu Chemical Co., Ltd.	37,500	2,306,021
Shinko Electric Industries Co., Ltd.	4,000	71,253
Shinsei Bank Ltd.*	102,000	156,809
Shionogi & Co., Ltd.	28,000	662,842
Shiseido Co., Ltd.	34,000	592,770
Shizuoka Bank Ltd.	49,000	517,485
Showa Denko KK	134,000	273,180
Showa Shell Sekiyu KK	11,600	126,771
SMC Corp.	5,100	627,238
Softbank Corp.	69,000	1,516,593
Sojitz Corp.	110,100	209,738
Sompo Japan Insurance, Inc.	78,000	524,837
Sony Corp.	88,000	2,602,796
Sony Financial Holdings, Inc.	84	241,337
Square Enix Holdings Co., Ltd.	6,700	181,374
Stanley Electric Co., Ltd.	11,500	233,164
Sumco Corp.	12,400	281,803
Sumitomo Chemical Co., Ltd.	145,000	604,133
Sumitomo Corp.	101,400	1,044,895
Sumitomo Electric Industries Ltd.	67,900	888,037
Sumitomo Heavy Industries Ltd.*	54,000	263,488
Sumitomo Metal Industries Ltd.	306,000	753,367
Sumitomo Metal Mining Co., Ltd.	49,000	804,612
Sumitomo Mitsui Financial Group, Inc.	81,854	2,854,153
Sumitomo Realty & Development Co., Ltd.	35,000	640,617
Sumitomo Rubber Industries Ltd.	10,600	100,019
Sumitomo Trust & Banking Co., Ltd.	124,000	658,921
Suruga Bank Ltd.	15,000	141,870
Suzuken Co., Ltd.	4,800	165,766
Suzuki Motor Corp.	32,300	753,841
T&D Holdings, Inc.	20,850	564,424
Taiheiyo Cement Corp.*	78,000	104,272
Taisei Corp.	67,000	132,858
Taisho Pharmaceutical Co., Ltd.	9,000	181,975
Taiyo Nippon Sanso Corp.	21,000	250,086
Takashimaya Co., Ltd.	20,000	159,973
Takeda Pharmaceutical Co., Ltd.	68,200	2,841,508
TDK Corp.	11,300	653,339
Teijin Ltd.	70,000	218,348
Terumo Corp.	15,600	858,508
THK Co., Ltd.	8,300	162,551
Tobu Railway Co., Ltd.	65,000	396,814
Toho Co., Ltd.	7,000	118,610
Toho Gas Co., Ltd.	32,000	146,159
Tohoku Electric Power Co., Inc.	38,700	862,251
Tokio Marine Holdings, Inc.	66,100	1,914,555
Tokuyama Corp.	21,000	153,935
Tokyo Broadcasting System Holdings, Inc.	1,400	23,816
Tokyo Electric Power Co., Inc.	110,500	2,898,986
Tokyo Electron Ltd.	16,200	1,034,100
Tokyo Gas Co., Ltd.	220,000	914,165
Tokyo Steel Manufacturing Co., Ltd.	8,300	$101,710
Tokyo Tatemono Co., Ltd.	33,000	161,388
Tokyu Corp.	92,000	440,706
Tokyu Land Corp.	47,000	187,969
TonenGeneral Sekiyu KK	20,000	195,399
Toppan Printing Co., Ltd.	48,000	454,520
Toray Industries, Inc.	127,000	769,654
Toshiba Corp.*	340,000	1,783,992
Tosoh Corp.	47,000	118,855
TOTO Ltd.	15,000	93,912
Toyo Seikan Kaisha Ltd.	13,500	259,728
Toyo Suisan Kaisha Ltd.	10,000	270,707
Toyoda Gosei Co., Ltd.	7,100	207,625
Toyota Boshoku Corp.	4,100	80,890
Toyota Industries Corp.	16,300	447,608
Toyota Motor Corp.	247,000	9,823,316
Toyota Tsusho Corp.	16,100	242,850
Trend Micro, Inc.	9,500	354,537
Tsumura & Co.	4,000	144,377
Ube Industries Ltd.	74,000	194,552
Unicharm Corp.	4,300	408,132
UNY Co., Ltd.	12,000	89,835
Ushio, Inc.	7,600	132,502
USS Co., Ltd.	2,120	126,352
West Japan Railway Co.	168	636,328
Yahoo! Japan Corp.	1,432	486,559
Yakult Honsha Co., Ltd.	7,100	189,434
Yamada Denki Co., Ltd.	7,990	541,182
Yamaguchi Financial Group, Inc.	17,000	176,316
Yamaha Corp.	11,300	133,689
Yamaha Motor Co., Ltd.	16,800	207,181
Yamato Holdings Co., Ltd.	38,000	624,408
Yamato Kogyo Co., Ltd.	2,200	62,006
Yamazaki Baking Co., Ltd.	7,000	94,825
Yaskawa Electric Corp.	16,000	115,502
Yokogawa Electric Corp.	15,500	137,275

		187,997,567

Luxembourg (0.2%)
ArcelorMittal S.A.	75,932	2,838,991
Millicom International Cellular S.A. (SDR)*	6,874	501,892
SES S.A. (FDR)	28,291	641,694
Tenaris S.A.	43,768	780,103

		4,762,680

Macau (0.0%)
Wynn Macau Ltd.*	718,800	934,898

Malaysia (0.2%)
CIMB Group Holdings Bhd	647,200	2,075,677
Digi.com Bhd	164,100	1,015,609
Tenaga Nasional Bhd	430,200	1,018,012

		4,109,298

Mexico (0.8%)
America Movil S.A.B. de C.V. (ADR)	213,249	9,346,704
Desarrolladora Homex S.A.B. de C.V. (ADR)*	17,484	660,546
Fresnillo plc	17,485	215,725
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,326,124	4,437,116
Grupo Televisa S.A. (ADR)	193,300	3,593,447

		18,253,538

Netherlands (1.7%)
Aegon N.V.*	143,559	1,218,657
Akzo Nobel N.V.	21,834	1,352,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ASML Holding N.V.	41,175	$1,211,094
Corio N.V. (REIT)	4,043	278,836
European Aeronautic Defence and Space Co. N.V.	39,032	876,468
Fugro N.V. (CVA)	5,377	310,528
Heineken Holding N.V.	8,595	350,598
Heineken N.V.	22,037	1,015,968
ING Groep N.V. (CVA)*	173,420	3,096,045
James Hardie Industries N.V. (CDI)*	32,060	222,307
Koninklijke (Royal) KPN N.V.	153,705	2,549,516
Koninklijke Ahold N.V.	107,483	1,292,885
Koninklijke Boskalis Westminster N.V.	5,373	183,513
Koninklijke DSM N.V.	12,450	520,144
Koninklijke Philips Electronics N.V.	87,261	2,124,818
QIAGEN N.V.*	19,584	415,544
Randstad Holding N.V.*	10,252	442,792
Reed Elsevier N.V.	64,183	724,140
Royal Dutch Shell plc, Class A	314,583	8,966,561
Royal Dutch Shell plc, Class B	238,669	6,621,605
SBM Offshore N.V.	13,868	294,868
TNT N.V.	33,239	892,063
Unilever N.V. (CVA)	143,718	4,142,050
Wolters Kluwer N.V.	22,618	483,066

		39,586,702

New Zealand (0.0%)
Auckland International Airport Ltd.	44,662	59,994
Contact Energy Ltd.*	13,818	57,481
Fletcher Building Ltd.	59,313	357,679
Sky City Entertainment Group Ltd.	33,555	78,759
Telecom Corp. of New Zealand Ltd.	177,356	340,710

		894,623

Norway (0.3%)
DnB NOR ASA*	63,800	738,945
Norsk Hydro ASA*	68,791	457,805
Orkla ASA	72,468	683,140
Renewable Energy Corp. A/S*	32,954	289,255
StatoilHydro ASA	101,750	2,288,278
Telenor ASA*	74,200	859,400
Yara International ASA	18,450	580,705

		5,897,528

Philippines (0.1%)
Metro Pacific Investments Corp.*	16,741,000	1,166,005

Poland (0.7%)
Bank Handlowy w Warszawie S.A.*	69,503	1,535,309
Bank Pekao S.A.*	76,894	4,072,293
Bank Zachodni WBK S.A.*	43,531	2,275,060
Cyfrowy Polsat S.A.	160,402	831,602
Polskie Gornictwo Naftowe I Gazownictwo S.A.	864,943	1,084,908
Powszechna Kasa Oszczednosci Bank Polski S.A.	304,074	3,554,469
Telekomunikacja Polska S.A.	406,886	2,239,922

		15,593,563

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	256,420	379,360
Banco Espirito Santo S.A. (Registered)	49,748	353,074
Brisa Auto-Estradas de Portugal S.A.	19,881	195,795
Cimpor Cimentos de Portugal SGPS S.A.	15,910	131,426
EDP - Energias de Portugal S.A.	173,471	794,546
Galp Energia SGPS S.A., Class B	15,795	273,203
Jeronimo Martins SGPS S.A.	14,042	122,982
Portugal Telecom SGPS S.A. (Registered)	55,101	$583,373

		2,833,759

Russia (1.0%)
JSC RusHydro*	13,393,606	468,776
LUKOIL OAO (Chi-X Alt TS Exchange) (ADR)	13,100	710,020
LUKOIL OAO (OTC Exchange) (ADR)	89,873	4,929,534
Polyus Gold Co. (ADR)	70,882	1,613,274
Rosneft Oil Co. (GDR)*	426,946	3,230,836
RusHydro (ADR)*	307,284	1,053,984
Sberbank of Russian Federation	1,288,075	2,563,269
Vimpel-Communications OJSC (ADR)*	179,468	3,356,052
Wimm-Bill-Dann Foods OJSC (ADR)*	29,042	2,076,794
X5 Retail Group N.V. (GDR)(m)*	112,500	2,733,750

		22,736,289

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	124,000	169,893
CapitaLand Ltd.	248,000	654,925
CapitaMall Trust (REIT)	150,000	196,997
City Developments Ltd.	51,000	373,634
ComfortDelgro Corp., Ltd.	119,000	136,010
Cosco Corp. (Singapore) Ltd.	111,000	94,559
DBS Group Holdings Ltd.	159,000	1,498,967
Fraser and Neave Ltd.	71,000	200,099
Golden Agri-Resources Ltd.*	544,000	166,060
Jardine Cycle & Carriage Ltd.	9,000	155,255
Keppel Corp., Ltd.	122,000	701,523
Neptune Orient Lines Ltd.	92,750	117,201
Olam International Ltd.	90,000	159,727
Oversea-Chinese Banking Corp., Ltd.	226,000	1,259,433
SembCorp Industries Ltd.	67,000	161,239
SembCorp Marine Ltd.	88,000	198,658
Singapore Airlines Ltd.	50,000	489,121
Singapore Exchange Ltd.	85,000	508,075
Singapore Press Holdings Ltd.	122,000	334,306
Singapore Technologies Engineering Ltd.	91,000	177,652
Singapore Telecommunications Ltd.	706,000	1,628,865
StarHub Ltd.	69,129	106,492
United Overseas Bank Ltd.	112,000	1,334,157
UOL Group Ltd.	51,000	124,545
Wilmar International Ltd.	111,000	498,009

		11,445,402

South Africa (1.3%)
African Bank Investments Ltd.	543,934	2,136,056
Anglo Platinum Ltd.*	27,900	2,477,276
AngloGold Ashanti Ltd.	37,365	1,499,673
Harmony Gold Mining Co., Ltd.	88,500	942,492
Impala Platinum Holdings Ltd.	183,600	4,277,157
Imperial Holdings Ltd.	163,100	1,733,263
Mr. Price Group Ltd.	385,531	1,744,949
MTN Group Ltd.†	426,998	6,789,286
Naspers Ltd., Class N	181,656	6,206,822
Tiger Brands Ltd.	98,521	1,973,830

		29,780,804

South Korea (2.9%)
Amorepacific Corp.	2,924	2,094,510
Cheil Industries, Inc.	40,810	1,769,905
Cheil Worldwide, Inc.	8,440	2,080,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hana Financial Group, Inc.	62,400	$2,150,172
Hanjin Shipping Co. Ltd.	41,470	723,283
Hyundai Engineering & Construction Co., Ltd.	40,706	2,211,062
Hyundai Motor Co.	18,610	1,761,099
KB Financial Group, Inc.*	78,073	4,008,841
LG Chem Ltd.	29,645	5,510,083
LG Corp.	23,044	1,545,068
LG Dacom Corp.	18,630	316,232
LG Display Co., Ltd.	41,440	1,192,290
LG Electronics, Inc.	13,010	1,385,746
NHN Corp.*	23,959	3,528,017
OCI Co. Ltd.	11,118	2,491,111
Samsung Electronics Co., Ltd. (Preference)	7,490	3,133,944
Samsung Electronics Co., Ltd.	22,317	15,436,754
Samsung Fire & Marine Insurance Co., Ltd.	14,037	2,871,137
Shinhan Financial Group Co., Ltd.*	145,813	5,816,432
Shinsegae Co., Ltd.	6,030	3,045,067
SK Telecom Co., Ltd.	1,109	171,774
SSCP Co., Ltd.*	83,127	613,796
Woongjin Coway Co., Ltd.	112,828	3,624,477

		67,481,699

Spain (1.8%)
Abertis Infraestructuras S.A.	27,094	614,941
Acciona S.A.	2,535	344,992
Acerinox S.A.	11,605	249,468
ACS Actividades de Construccion y Servicios S.A.	13,669	712,890
Banco Bilbao Vizcaya Argentaria S.A.	314,089	5,575,217
Banco de Sabadell S.A.	74,352	549,999
Banco de Valencia S.A.	13,815	129,586
Banco Popular Espanol S.A.	83,948	841,490
Banco Santander S.A.	710,925	11,443,653
Bankinter S.A.	24,266	306,271
Cintra Concesiones de Infraestructuras de Transporte S.A.	13,660	159,015
Criteria Caixacorp S.A.	66,919	343,720
EDP Renovaveis S.A.*	14,204	156,203
Enagas S.A.	13,446	280,976
Fomento de Construcciones y Contratas S.A.	2,654	124,279
Gamesa Corp. Tecnologica S.A.	16,561	371,031
Gas Natural SDG S.A.	20,977	463,520
Gestevision Telecinco S.A.	9,706	122,432
Grifols S.A.	12,976	247,134
Grupo Ferrovial S.A.	6,146	294,006
Iberdrola Renovables S.A.	83,977	412,903
Iberdrola S.A.	328,529	3,223,448
Iberia Lineas Aereas de Espana S.A.*	45,412	141,280
Inditex S.A.	20,169	1,157,256
Indra Sistemas S.A.	6,862	171,107
Mapfre S.A.	66,856	299,078
Red Electrica Corporacion S.A.	9,864	504,774
Repsol YPF S.A.	66,060	1,797,075
Sacyr Vallehermoso S.A.	8,579	162,387
Telefonica S.A.	371,236	10,242,945
Zardoya Otis S.A.	10,573	229,450

		41,672,526

Sweden (0.9%)
Alfa Laval AB	26,844	314,981
Assa Abloy AB, Class B	27,992	454,933
Atlas Copco AB, Class A	64,401	829,568
Atlas Copco AB, Class B	30,396	$346,630
Electrolux AB, Class B*	24,147	552,468
Getinge AB, Class B	14,401	241,692
Hennes & Mauritz AB, Class B	45,809	2,572,561
Holmen AB, Class B	5,075	139,772
Husqvarna AB, Class B*	30,108	209,031
Investor AB, Class B	42,108	768,609
Lundin Petroleum AB*	19,783	160,333
Nordea Bank AB	282,404	2,843,748
Sandvik AB	95,647	1,056,441
Scania AB, Class B	24,694	306,401
Securitas AB, Class B	22,160	213,928
Skandinaviska Enskilda Banken AB, Class A*	140,769	949,048
Skanska AB, Class B	35,129	515,495
SKF AB, Class B	38,137	599,023
SSAB AB, Class A	18,690	289,545
SSAB AB, Class B	6,711	94,821
Svenska Cellulosa AB, Class B	52,599	713,005
Svenska Handelsbanken AB, Class A	41,791	1,067,053
Swedbank AB, Class A*	50,914	485,671
Swedish Match AB	20,223	406,122
Tele2 AB, Class B	23,556	312,555
Telefonaktiebolaget LM Ericsson, Class B	271,723	2,728,397
TeliaSonera AB	195,385	1,283,630
Volvo AB, Class A	34,048	305,249
Volvo AB, Class B	102,966	952,657

		21,713,367

Switzerland (3.1%)
ABB Ltd. (Registered)*	200,162	4,017,533
Actelion Ltd. (Registered)*	8,468	525,828
Adecco S.A. (Registered)	11,878	631,552
Aryzta AG*	7,469	302,710
Baloise Holding AG (Registered)	4,586	438,111
BKW FMB Energie AG	824	71,483
Cie Financiere Richemont S.A., Class A	48,100	1,359,035
Credit Suisse Group AG (Registered)	103,175	5,724,754
Geberit AG (Registered)	3,724	572,094
Givaudan S.A. (Registered)	693	519,599
Holcim Ltd. (Registered)*	23,122	1,586,388
Kuehne & Nagel International AG (Registered)	4,759	413,537
Lindt & Spruengli AG	79	191,802
Lindt & Spruengli AG (Registered)	8	222,021
Logitech International S.A. (Registered)*	16,763	305,561
Lonza Group AG (Registered)	4,516	492,433
Nestle S.A. (Registered)	331,565	14,129,027
Nobel Biocare Holding AG (Registered)	11,385	376,827
Novartis AG (Registered)	191,271	9,570,010
Pargesa Holding S.A.	1,755	151,570
Roche Holding AG	64,103	10,361,143
Schindler Holding AG	6,009	416,331
SGS S.A. (Registered)	423	569,415
Sonova Holding AG	4,227	426,249
STMicroelectronics N.V.	68,521	645,640
Straumann Holding AG (Registered)	732	189,481
Swatch Group AG	2,987	703,586
Swatch Group AG (Registered)	2,859	129,942
Swiss Life Holding AG (Registered)*	3,060	362,015
Swiss Reinsurance Co., Ltd.	31,070	1,402,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Swisscom AG (Registered)	2,034	$727,690
Syngenta AG (Registered)	8,990	2,065,540
UBS AG (Registered)*	320,790	5,872,224
Xstrata plc*	170,081	2,507,493
Zurich Financial Services AG	13,173	3,133,402

		71,114,568

Taiwan (2.1%)
Acer, Inc.	958,089	2,443,800
AU Optronics Corp.	3,100,160	3,013,562
Cathay Financial Holding Co., Ltd.*	2,995,750	4,976,143
China Steel Corp.	2,797,000	2,601,415
Fubon Financial Holding Co. Ltd.*	2,422,000	2,734,808
Hon Hai Precision Industry Co., Ltd.	2,284,800	9,168,197
HTC Corp.	92,935	1,020,470
Siliconware Precision Industries Co.	1,332,000	1,881,075
Taishin Financial Holding Co., Ltd.*	6,372,000	2,774,916
Taiwan Fertilizer Co., Ltd.	735,000	2,629,246
Taiwan Semiconductor Manufacturing Co., Ltd.	3,895,133	7,814,983
Wistron Corp.	1,851,967	3,444,931
Wistron Corp. (GDR)	15,344	268,520
Yuanta Financial Holding Co., Ltd.	4,337,000	3,210,794

		47,982,860

Thailand (0.5%)
Bangkok Bank PCL (NVDR)	862,000	3,121,880
Kasikornbank PCL	413,800	1,089,925
Kasikornbank PCL (NVDR)	1,103,600	2,725,142
PTT Exploration & Production PCL (Foreign)	280,800	1,214,475
PTT PCL (Foreign)	124,400	975,540
Siam Cement PCL (NVDR)	150,500	1,000,030
Siam Commercial Bank PCL (Foreign)	762,300	1,939,404

		12,066,396

Turkey (0.7%)
Akbank TAS	383,104	2,220,144
Anadolu Efes Biracilik Ve Malt Sanayii A/S	190,018	2,074,320
Haci Omer Sabanci Holding A/S	165,522	641,342
Turk Telekomunikasyon A/S	299,329	899,601
Turkcell Iletisim Hizmet A/S	267,278	1,909,129
Turkiye Garanti Bankasi A/S	1,039,434	3,922,392
Turkiye Halk Bankasi A/S	293,979	1,743,272
Turkiye Is Bankasi A/S, Class C	427,742	1,671,768

		15,081,968

United Kingdom (7.3%)
3i Group plc	77,570	357,773
Admiral Group plc	16,659	308,035
AMEC plc	25,549	308,275
Anglo American plc*	118,650	3,779,137
Antofagasta plc	38,396	466,049
Associated British Foods plc	27,917	377,894
AstraZeneca plc	129,855	5,819,079
Autonomy Corp. plc*	20,701	538,927
Aviva plc	236,180	1,691,358
BAE Systems plc	324,498	1,810,939
Balfour Beatty plc	32,883	169,217
Barclays plc*	989,654	5,851,978
Berkeley Group Holdings plc*	8,573	121,390
BG Group plc	301,828	5,243,323
BHP Billiton plc	198,254	5,411,621
BP plc	1,672,158	14,778,147
British Airways plc*	64,416	226,997
British American Tobacco plc	179,218	5,622,371
British Land Co. plc (REIT)	82,656	627,723
British Sky Broadcasting Group plc	103,199	$942,561
BT Group plc	687,967	1,429,317
Bunzl plc	23,620	239,513
Burberry Group plc	32,804	263,963
Cable & Wireless plc	205,660	471,649
Cadbury plc	121,869	1,563,963
Cairn Energy plc*	13,143	585,395
Capita Group plc	57,114	659,474
Carnival plc	15,332	522,400
Carphone Warehouse Group plc	20,303	62,039
Centrica plc	458,225	1,842,498
Cobham plc	84,846	296,821
Compass Group plc	173,098	1,057,582
Diageo plc	225,453	3,458,954
Drax Group plc	30,428	229,283
Eurasian Natural Resources Corp.	24,490	343,051
Firstgroup plc	44,718	295,655
Friends Provident Group plc	210,555	279,967
G4S plc	99,040	349,167
GlaxoSmithKline plc	463,952	9,116,311
Hammerson plc (REIT)	63,238	398,495
Home Retail Group plc	78,441	340,855
HSBC Holdings plc	1,540,540	17,628,020
ICAP plc	39,789	268,790
Imperial Tobacco Group plc	88,989	2,571,297
Intercontinental Hotels Group plc	26,101	338,921
International Power plc	123,530	570,542
Invensys plc	71,451	332,405
Investec plc	35,869	262,544
J Sainsbury plc	94,826	492,525
Johnson Matthey plc	17,038	377,942
Kazakhmys plc	21,336	366,214
Kingfisher plc	221,239	752,757
Ladbrokes plc	40,561	121,477
Land Securities Group plc (REIT)	70,048	699,670
Legal & General Group plc	543,306	762,354
Liberty International plc (REIT)	33,439	256,515
Lloyds Banking Group plc*	1,480,646	2,453,847
London Stock Exchange Group plc	10,738	146,898
Lonmin plc*	11,594	310,175
Man Group plc	153,868	814,435
Marks & Spencer Group plc	148,220	857,734
National Grid plc	222,072	2,143,622
Next plc	19,241	551,040
Old Mutual plc	500,295	799,546
Pearson plc	73,467	905,241
Petrofac Ltd.	14,617	230,682
Prudential plc	229,215	2,203,415
Randgold Resources Ltd.	7,138	499,196
Reckitt Benckiser Group plc	54,715	2,674,000
Reed Elsevier plc	109,352	818,405
Rexam plc	66,061	275,552
Rio Tinto plc	122,864	5,239,736
Rolls-Royce Group plc*	172,573	1,298,455
Royal Bank of Scotland Group plc*	1,514,156	1,281,310
RSA Insurance Group plc	293,530	627,662
SABMiller plc	298,000	7,167,532
Sage Group plc	102,347	381,763
Schroders plc	7,922	138,380
Scottish & Southern Energy plc	81,065	1,519,669
Segro plc (REIT)	60,577	355,781
Serco Group plc	36,703	296,217
Severn Trent plc	17,768	275,583
Smith & Nephew plc	77,139	690,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Smiths Group plc	30,673	$435,543
Standard Chartered plc	176,611	4,352,308
Standard Life plc	190,849	667,962
Tesco plc	710,161	4,535,235
Thomas Cook Group plc	38,790	144,008
Tomkins plc	63,589	191,664
TUI Travel plc	36,884	150,077
Tullow Oil plc	68,457	1,234,083
Unilever plc	114,451	3,252,137
United Utilities Group plc	53,370	389,449
Vedanta Resources plc	12,300	373,881
Vodafone Group plc	4,691,218	10,511,173
Whitbread plc	12,562	244,124
WM Morrison Supermarkets plc	191,214	847,397
Wolseley plc*	26,845	646,538
WPP plc	118,558	1,017,473

		168,011,030

United States (37.1%)
3M Co.	63,685	4,699,953
Abbott Laboratories, Inc.	140,921	6,971,362
Abercrombie & Fitch Co., Class A	8,087	265,901
Adobe Systems, Inc.*	48,003	1,586,019
Advanced Micro Devices, Inc.*	51,369	290,749
AES Corp.*	61,122	905,828
Aetna, Inc.	40,840	1,136,577
Affiliated Computer Services, Inc., Class A*	8,992	487,097
Aflac, Inc.	42,818	1,830,041
Agilent Technologies, Inc.*	31,424	874,530
Air Products & Chemicals, Inc.	19,175	1,487,597
Airgas, Inc.	7,700	372,449
AK Steel Holding Corp.	10,029	197,872
Akamai Technologies, Inc.*	15,814	311,220
Alcoa, Inc.	89,287	1,171,445
Allegheny Energy, Inc.	15,528	411,803
Allegheny Technologies, Inc.	8,992	314,630
Allergan, Inc.	28,195	1,600,348
Allstate Corp.	49,181	1,505,922
Altera Corp.	26,876	551,227
Altria Group, Inc.	186,224	3,316,649
Amazon.com, Inc.*	29,959	2,796,972
Ameren Corp.	21,521	544,051
American Electric Power Co., Inc.	43,718	1,354,821
American Express Co.	108,395	3,674,591
American International Group, Inc.*	12,332	543,965
American Tower Corp., Class A*	36,455	1,326,962
Ameriprise Financial, Inc.	23,381	849,432
AmerisourceBergen Corp.	27,680	619,478
Amgen, Inc.*	92,582	5,576,214
Amphenol Corp., Class A	15,714	592,104
Anadarko Petroleum Corp.	43,985	2,759,179
Analog Devices, Inc.	26,703	736,469
Aon Corp.	25,393	1,033,241
Apache Corp.	30,137	2,767,481
Apartment Investment & Management Co. (REIT), Class A	10,761	158,725
Apollo Group, Inc., Class A*	11,110	818,474
Apple, Inc.*	81,683	15,141,578
Applied Materials, Inc.	121,918	1,633,701
Archer-Daniels-Midland Co.	58,754	1,716,792
Assurant, Inc.	10,802	346,312
AT&T, Inc.	538,014	14,531,758
Autodesk, Inc.*	20,913	497,729
Automatic Data Processing, Inc.	45,979	1,806,975
AutoNation, Inc.*	9,883	$178,685
AutoZone, Inc.*	3,247	474,776
AvalonBay Communities, Inc. (REIT)	7,354	534,856
Avery Dennison Corp.	10,378	373,712
Avon Products, Inc.	39,084	1,327,293
Baker Hughes, Inc.	28,368	1,210,179
Ball Corp.	8,632	424,694
Bank of America Corp.	788,880	13,347,850
Bank of New York Mellon Corp.	108,339	3,140,748
Baxter International, Inc.	55,390	3,157,784
BB&T Corp.	62,364	1,698,795
Becton, Dickinson and Co.	21,972	1,532,547
Bed Bath & Beyond, Inc.*	23,815	894,015
Bemis Co., Inc.	9,841	254,980
Best Buy Co., Inc.	31,297	1,174,263
Big Lots, Inc.*	7,627	190,828
Biogen Idec, Inc.*	26,476	1,337,568
BJ Services Co.	26,776	520,258
Black & Decker Corp.	5,530	255,984
BMC Software, Inc.*	16,992	637,710
Boeing Co.	65,468	3,545,092
Boston Properties, Inc. (REIT)	12,675	830,846
Boston Scientific Corp.*	137,958	1,460,975
Bristol-Myers Squibb Co.	181,364	4,084,317
Broadcom Corp., Class A*	39,197	1,202,956
Brown-Forman Corp., Class B	9,187	442,997
Burlington Northern Santa Fe Corp.	24,452	1,952,003
C.H. Robinson Worldwide, Inc.	15,528	896,742
C.R. Bard, Inc.	9,078	713,622
CA, Inc.	36,155	795,048
Cabot Oil & Gas Corp.	9,537	340,948
Cameron International Corp.*	19,094	722,135
Campbell Soup Co.	18,265	595,804
Capital One Financial Corp.	41,395	1,479,043
Cardinal Health, Inc.	33,002	884,454
CareFusion Corp.*	16,501	359,722
Carnival Corp.	40,089	1,334,162
Caterpillar, Inc.	55,998	2,874,377
CB Richard Ellis Group, Inc., Class A*	21,672	254,429
CBS Corp., Class B	62,226	749,823
Celgene Corp.*	42,199	2,358,924
CenterPoint Energy, Inc.	32,048	398,357
CenturyTel, Inc.	27,112	910,963
Cephalon, Inc.*	6,763	393,877
CF Industries Holdings, Inc.	4,093	352,939
Charles Schwab Corp.	86,022	1,647,321
Chesapeake Energy Corp.	57,251	1,625,928
Chevron Corp.	182,834	12,876,999
Chubb Corp.	32,275	1,626,983
Ciena Corp.*	8,419	137,061
CIGNA Corp.	25,006	702,419
Cincinnati Financial Corp.	14,882	386,783
Cintas Corp.	12,066	365,720
Cisco Systems, Inc.*	525,929	12,380,369
Citigroup, Inc.	1,190,715	5,763,061
Citrix Systems, Inc.*	16,633	652,513
Clorox Co.	12,712	747,720
CME Group, Inc.	6,026	1,857,153
CMS Energy Corp.	20,859	279,511
Coach, Inc.	29,146	959,486
Coca-Cola Co.	211,570	11,361,309
Coca-Cola Enterprises, Inc.	29,100	623,031
Cognizant Technology Solutions Corp., Class A*	26,717	1,032,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Colgate-Palmolive Co.	45,787	$3,492,632
Comcast Corp., Class A	261,653	4,419,319
Comerica, Inc.	13,890	412,116
Computer Sciences Corp.*	13,899	732,616
Compuware Corp.*	22,289	163,378
ConAgra Foods, Inc.	40,972	888,273
ConocoPhillips	135,217	6,106,400
Consol Energy, Inc.	16,533	745,804
Consolidated Edison, Inc.	25,179	1,030,828
Constellation Brands, Inc., Class A*	18,070	273,761
Constellation Energy Group, Inc.	18,245	590,591
Convergys Corp.*	8,605	85,534
Corning, Inc.	142,275	2,178,230
Costco Wholesale Corp.	38,829	2,192,285
Coventry Health Care, Inc.*	13,617	271,795
CSX Corp.	35,841	1,500,304
Cummins, Inc.	18,443	826,431
CVS Caremark Corp.	131,634	4,704,599
D.R. Horton, Inc.	25,339	289,118
Danaher Corp.	23,355	1,572,259
Darden Restaurants, Inc.	12,539	427,956
DaVita, Inc.*	9,519	539,156
Dean Foods Co.*	16,263	289,319
Deere & Co.	38,738	1,662,635
Dell, Inc.*	158,473	2,418,298
Denbury Resources, Inc.*	22,810	345,115
DENTSPLY International, Inc.	13,617	470,331
Devon Energy Corp.	40,435	2,722,489
DeVry, Inc.	5,700	315,324
Diamond Offshore Drilling, Inc.	6,349	606,456
DIRECTV Group, Inc.*	42,511	1,172,453
Discover Financial Services	49,055	796,163
Dominion Resources, Inc.	53,996	1,862,862
Dover Corp.	17,079	661,982
Dow Chemical Co.	103,131	2,688,625
Dr. Pepper Snapple Group, Inc.*	23,318	670,393
DTE Energy Co.	15,031	528,189
Duke Energy Corp.	117,865	1,855,195
Dun & Bradstreet Corp.	4,882	367,712
Dynegy, Inc., Class A*	46,571	118,756
E*TRADE Financial Corp.*	100,941	176,647
E.I. du Pont de Nemours & Co.	82,748	2,659,521
Eastman Chemical Co.	6,622	354,542
Eastman Kodak Co.	24,652	117,837
Eaton Corp.	15,182	859,149
eBay, Inc.*	101,149	2,388,128
Ecolab, Inc.	20,641	954,233
Edison International	29,905	1,004,210
El Paso Corp.	64,256	663,122
Electronic Arts, Inc.*	29,632	564,490
Eli Lilly and Co.	92,586	3,058,116
EMC Corp.*	182,226	3,105,131
Emerson Electric Co.	68,825	2,758,506
ENSCO International, Inc.	12,985	552,382
Entergy Corp.	17,965	1,434,685
EOG Resources, Inc.	22,910	1,913,214
EQT Corp.	12,016	511,882
Equifax, Inc.	11,621	338,636
Equity Residential (REIT)	25,079	769,925
Estee Lauder Cos., Inc., Class A	10,616	393,641
Exelon Corp.	59,497	2,952,241
Expedia, Inc.*	19,335	463,073
Expeditors International of Washington, Inc.	19,448	683,597
Express Scripts, Inc.*	24,823	$1,925,768
Exxon Mobil Corp.	438,186	30,063,942
Family Dollar Stores, Inc.	12,912	340,877
Fastenal Co.	11,807	456,931
Federated Investors, Inc., Class B	8,259	217,790
FedEx Corp.	28,554	2,147,832
Fidelity National Information Services, Inc.	16,224	413,874
Fifth Third Bancorp	72,807	737,535
First Horizon National Corp.*	20,032	265,017
FirstEnergy Corp.	27,895	1,275,359
Fiserv, Inc.*	14,263	687,477
FLIR Systems, Inc.*	13,790	385,706
Flowserve Corp.	5,185	510,930
Fluor Corp.	16,433	835,618
FMC Corp.	6,900	388,125
FMC Technologies, Inc.*	11,300	590,312
Ford Motor Co.*	294,707	2,124,837
Forest Laboratories, Inc.*	27,671	814,634
Fortune Brands, Inc.	13,817	593,855
FPL Group, Inc.	37,660	2,079,962
Franklin Resources, Inc.	13,804	1,388,682
Freeport-McMoRan Copper & Gold, Inc.	37,133	2,547,695
Frontier Communications Corp.	28,601	215,652
GameStop Corp., Class A*	15,095	399,565
Gannett Co., Inc.	21,391	267,601
Gap, Inc.	42,504	909,586
General Dynamics Corp.	35,263	2,277,990
General Electric Co.	969,095	15,912,540
General Mills, Inc.	30,091	1,937,259
Genuine Parts Co.	14,658	557,883
Genworth Financial, Inc., Class A	41,880	500,466
Genzyme Corp.*	24,706	1,401,571
Gilead Sciences, Inc.*	82,407	3,838,518
Goldman Sachs Group, Inc.	46,632	8,596,609
Goodrich Corp.	11,348	616,650
Goodyear Tire & Rubber Co.*	22,137	376,993
Google, Inc., Class A*	21,936	10,876,966
H&R Block, Inc.	31,156	572,647
H.J. Heinz Co.	28,813	1,145,317
Halliburton Co.	80,788	2,190,971
Harley-Davidson, Inc.	21,445	493,235
Harman International Industries, Inc.	6,330	214,460
Harris Corp.	12,166	457,442
Hartford Financial Services Group, Inc.	35,391	937,862
Hasbro, Inc.	11,448	317,682
HCP, Inc. (REIT)	26,455	760,317
Health Care REIT, Inc. (REIT)	10,170	423,275
Hershey Co.	15,190	590,283
Hess Corp.	26,098	1,395,199
Hewlett-Packard Co.	216,170	10,205,386
Historic TW, Inc.	109,527	3,152,187
Home Depot, Inc.	155,453	4,141,268
Honeywell International, Inc.	67,901	2,522,522
Hormel Foods Corp.	6,471	229,850
Hospira, Inc.*	14,717	656,378
Host Hotels & Resorts, Inc. (REIT)	55,135	648,939
Hudson City Bancorp, Inc.	46,076	605,899
Humana, Inc.*	15,541	579,679
Huntington Bancshares, Inc./Ohio	62,136	292,661
Illinois Tool Works, Inc.	35,177	1,502,410
IMS Health, Inc.	16,650	255,578
Integrys Energy Group, Inc.	7,030	252,307

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp.	510,436	$9,989,233
IntercontinentalExchange, Inc.*	6,636	644,953
International Business Machines Corp.	119,477	14,290,644
International Flavors & Fragrances, Inc.	7,190	272,717
International Game Technology	27,162	583,440
International Paper Co.	39,629	880,953
Interpublic Group of Cos., Inc.*	43,770	329,150
Intuit, Inc.*	29,646	844,911
Intuitive Surgical, Inc.*	3,467	909,221
Invesco Ltd.	37,717	858,439
Iron Mountain, Inc.*	16,468	439,037
ITT Corp.	16,719	871,896
J.C. Penney Co., Inc.	21,653	730,789
J.M. Smucker Co.	10,902	577,915
Jabil Circuit, Inc.	19,260	258,277
Jacobs Engineering Group, Inc.*	11,361	522,038
Janus Capital Group, Inc.	16,495	233,899
JDS Uniphase Corp.*	20,236	143,878
Johnson & Johnson	251,297	15,301,474
Johnson Controls, Inc.	54,452	1,391,793
JPMorgan Chase & Co.	358,659	15,716,437
Juniper Networks, Inc.*	47,916	1,294,690
KB Home	6,781	112,632
Kellogg Co.	23,182	1,141,250
KeyCorp	79,233	515,015
Kimberly-Clark Corp.	37,906	2,235,696
Kimco Realty Corp. (REIT)	32,513	423,970
King Pharmaceuticals, Inc.*	22,782	245,362
KLA-Tencor Corp.	15,614	559,918
Kohl’s Corp.*	27,908	1,592,151
Kraft Foods, Inc., Class A	134,512	3,533,630
Kroger Co.	59,810	1,234,478
L-3 Communications Holdings, Inc.	10,702	859,585
Laboratory Corp. of America Holdings*	9,897	650,233
Legg Mason, Inc.	14,972	464,581
Leggett & Platt, Inc.	14,366	278,700
Lennar Corp., Class A	14,145	201,566
Leucadia National Corp.*	16,619	410,822
Lexmark International, Inc., Class A*	7,154	154,097
Life Technologies Corp.*	16,001	744,847
Limited Brands, Inc.	24,779	420,995
Lincoln National Corp.	27,115	702,550
Linear Technology Corp.	20,340	561,994
Lockheed Martin Corp.	28,864	2,253,701
Loews Corp.	33,080	1,132,990
Lorillard, Inc.	15,455	1,148,307
Lowe’s Cos., Inc.	135,212	2,831,339
LSI Corp.*	59,444	326,348
M&T Bank Corp.	7,481	466,216
Macy’s, Inc.	38,524	704,604
Marathon Oil Corp.	64,836	2,068,268
Marriott International, Inc., Class A	24,183	667,209
Marsh & McLennan Cos., Inc.	47,871	1,183,850
Marshall & Ilsley Corp.	32,206	259,902
Masco Corp.	32,966	425,921
Massey Energy Co.	7,873	219,578
Mastercard, Inc., Class A	8,625	1,743,544
Mattel, Inc.	32,880	606,965
MBIA, Inc.*	15,575	120,862
McAfee, Inc.*	14,267	624,752
McCormick & Co., Inc. (Non-Voting)	11,952	405,651
McDonald’s Corp.	99,551	5,681,376
McGraw-Hill Cos., Inc.	28,813	$724,359
McKesson Corp.	24,893	1,482,378
MeadWestvaco Corp.	15,745	351,271
Medco Health Solutions, Inc.*	43,901	2,428,164
Medtronic, Inc.	100,910	3,713,488
MEMC Electronic Materials, Inc.*	20,540	341,580
Merck & Co., Inc.	192,999	6,104,558
Meredith Corp.	2,396	71,736
MetLife, Inc.	74,928	2,852,509
MetroPCS Communications, Inc.*	23,200	217,152
Microchip Technology, Inc.	16,806	445,359
Micron Technology, Inc.*	77,484	635,369
Microsoft Corp.	706,939	18,302,651
Millipore Corp.*	5,085	357,628
Molex, Inc.	12,702	265,218
Molson Coors Brewing Co., Class B	13,717	667,744
Monsanto Co.	49,813	3,855,526
Monster Worldwide, Inc.*	11,580	202,418
Moody’s Corp.	17,538	358,827
Morgan Stanley	123,898	3,825,970
Motorola, Inc.	209,942	1,803,402
Murphy Oil Corp.	17,452	1,004,712
Mylan, Inc.*	27,981	447,976
NASDAQ OMX Group, Inc.*	12,626	265,777
National Oilwell Varco, Inc.*	38,278	1,650,930
National Semiconductor Corp.	19,070	272,129
NetApp, Inc.*	30,351	809,765
New York Times Co., Class A	10,749	87,282
Newell Rubbermaid, Inc.	25,498	400,064
Newmont Mining Corp.	43,628	1,920,505
News Corp., Class A	207,804	2,491,570
Nicor, Inc.	3,866	141,457
NIKE, Inc., Class B	34,644	2,241,467
NiSource, Inc.	25,211	350,181
Noble Energy, Inc.	15,914	1,049,687
Nordstrom, Inc.	14,723	449,640
Norfolk Southern Corp.	33,639	1,450,177
Northeast Utilities	16,087	381,905
Northern Trust Corp.	22,053	1,282,602
Northrop Grumman Corp.	29,663	1,535,060
Novell, Inc.*	31,039	139,986
Novellus Systems, Inc.*	8,978	188,358
Nucor Corp.	28,827	1,355,157
Nvidia Corp.*	50,067	752,507
NYSE Euronext	23,815	688,015
Occidental Petroleum Corp.	73,915	5,794,936
Office Depot, Inc.*	25,194	166,784
Omnicom Group, Inc.	28,440	1,050,574
Oracle Corp.	356,368	7,426,709
O’Reilly Automotive, Inc.*	12,453	450,051
Owens-Illinois, Inc.*	15,441	569,773
PACCAR, Inc.	33,266	1,254,461
Pactiv Corp.*	12,066	314,319
Pall Corp.	10,788	348,237
Parker Hannifin Corp.	14,723	763,240
Patterson Cos., Inc.*	8,395	228,764
Paychex, Inc.	29,446	855,406
Peabody Energy Corp.	24,447	909,917
People’s United Financial, Inc.	31,975	497,531
Pepco Holdings, Inc.	20,226	300,963
Pepsi Bottling Group, Inc.	12,139	442,345
PepsiCo, Inc.	142,526	8,360,575
PerkinElmer, Inc.	10,705	205,964
Pfizer, Inc.	617,750	10,223,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.	33,739	$1,366,092
Philip Morris International, Inc.	176,348	8,595,202
Pinnacle West Capital Corp.	9,251	303,618
Pioneer Natural Resources Co.	10,416	377,997
Pitney Bowes, Inc.	18,889	469,392
Plum Creek Timber Co., Inc. (REIT)	14,968	458,620
PNC Financial Services Group, Inc.	42,097	2,045,493
Polo Ralph Lauren Corp.	5,171	396,202
PPG Industries, Inc.	15,082	877,923
PPL Corp.	34,507	1,046,942
Praxair, Inc.	28,149	2,299,492
Precision Castparts Corp.	12,812	1,305,158
Principal Financial Group, Inc.	28,501	780,642
Procter & Gamble Co.	266,206	15,418,652
Progress Energy, Inc.	25,566	998,608
Progressive Corp.*	62,380	1,034,260
ProLogis (REIT)	40,611	484,083
Prudential Financial, Inc.	42,424	2,117,382
Public Service Enterprise Group, Inc.	46,401	1,458,847
Public Storage (REIT)	11,748	883,920
Pulte Homes, Inc.	26,656	292,949
QLogic Corp.*	10,948	188,306
QUALCOMM, Inc.	151,573	6,817,754
Quanta Services, Inc.*	17,900	396,127
Quest Diagnostics, Inc.	13,772	718,761
Questar Corp.	15,923	598,068
Qwest Communications International, Inc.	135,490	516,217
R.R. Donnelley & Sons Co.	18,874	401,261
RadioShack Corp.	11,507	190,671
Range Resources Corp.	14,363	708,958
Raytheon Co.	36,127	1,733,012
Red Hat, Inc.*	17,300	478,172
Regions Financial Corp.	105,763	656,788
Republic Services, Inc.	29,532	784,665
Reynolds American, Inc.	15,450	687,834
Robert Half International, Inc.	13,990	350,030
Rockwell Automation, Inc.	12,985	553,161
Rockwell Collins, Inc.	14,558	739,546
Rowan Cos., Inc.	10,429	240,597
Ryder System, Inc.	5,171	201,979
Safeway, Inc.	39,056	770,184
Salesforce.com, Inc.*	9,724	553,587
SanDisk Corp.*	20,799	451,338
Sara Lee Corp.	63,777	710,476
SCANA Corp.	11,161	389,519
Schering-Plough Corp.	149,089	4,211,764
Schlumberger Ltd.	109,205	6,508,618
Scripps Networks Interactive, Inc., Class A	8,281	305,983
Sealed Air Corp.	14,553	285,675
Sears Holdings Corp.*	4,985	325,570
Sempra Energy	22,364	1,113,951
Sherwin-Williams Co.	8,992	540,959
Sigma-Aldrich Corp.	11,161	602,471
Simon Property Group, Inc. (REIT)	25,568	1,775,186
SLM Corp.*	42,864	373,774
Smith International, Inc.	20,081	576,325
Snap-On, Inc.	5,266	183,046
Southern Co.	71,686	2,270,296
Southwest Airlines Co.	67,884	651,686
Southwestern Energy Co.*	31,442	1,341,945
Spectra Energy Corp.	59,049	1,118,388
Sprint Nextel Corp.*	256,394	1,012,756
St. Jude Medical, Inc.*	31,729	$1,237,748
Stanley Works	7,254	309,673
Staples, Inc.	65,555	1,522,187
Starbucks Corp.*	67,452	1,392,884
Starwood Hotels & Resorts Worldwide, Inc.	17,092	564,549
State Street Corp.	45,256	2,380,466
Stericycle, Inc.*	7,800	377,910
Stryker Corp.	24,826	1,127,845
Sun Microsystems, Inc.*	65,723	597,422
Sunoco, Inc.	10,716	304,870
SunTrust Banks, Inc.	45,707	1,030,693
SUPERVALU, Inc.	19,435	292,691
Symantec Corp.*	74,879	1,233,257
Synthes, Inc.	5,626	678,073
Sysco Corp.	54,093	1,344,211
T. Rowe Price Group, Inc.	23,442	1,071,299
Target Corp.	67,616	3,156,315
TECO Energy, Inc.	19,546	275,208
Tellabs, Inc.*	36,273	251,009
Tenet Healthcare Corp.*	38,243	224,869
Teradata Corp.*	15,863	436,550
Teradyne, Inc.*	15,946	147,501
Tesoro Corp.	12,699	190,231
Texas Instruments, Inc.	113,019	2,677,420
Textron, Inc.	24,650	467,857
Thermo Fisher Scientific, Inc.*	38,065	1,662,299
Tiffany & Co.	11,348	437,238
Time Warner Cable, Inc.	32,261	1,390,126
Titanium Metals Corp.	7,825	75,042
TJX Cos., Inc.	37,878	1,407,168
Torchmark Corp.	7,614	330,676
Total System Services, Inc.	18,114	291,817
Travelers Cos., Inc.	52,747	2,596,735
Tyson Foods, Inc., Class A	27,695	349,788
U.S. Bancorp	174,332	3,810,898
Union Pacific Corp.	46,193	2,695,362
United Parcel Service, Inc., Class B	90,635	5,118,158
United States Steel Corp.	13,116	581,957
United Technologies Corp.	85,809	5,228,342
UnitedHealth Group, Inc.	104,824	2,624,793
Unum Group	30,346	650,618
Valero Energy Corp.	50,971	988,328
Varian Medical Systems, Inc.*	11,548	486,517
Ventas, Inc. (REIT)	14,350	552,475
VeriSign, Inc.*	17,724	419,882
Verizon Communications, Inc.	259,019	7,840,505
VF Corp.	8,087	585,741
Viacom, Inc., Class B*	55,507	1,556,416
Vornado Realty Trust (REIT)	14,589	939,656
Vulcan Materials Co.	11,183	604,665
W.W. Grainger, Inc.	5,703	509,620
Walgreen Co.	90,775	3,401,339
Wal-Mart Stores, Inc.	196,934	9,667,490
Walt Disney Co.	169,989	4,667,898
Washington Post Co., Class B	552	258,380
Waste Management, Inc.	45,087	1,344,494
Waters Corp.*	8,805	491,847
Watson Pharmaceuticals, Inc.*	9,624	352,623
WellPoint, Inc.*	43,975	2,082,656
Wells Fargo & Co.	425,996	12,004,567
Western Digital Corp.*	20,400	745,212
Western Union Co.	64,196	1,214,588
Weyerhaeuser Co.	19,362	709,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Whirlpool Corp.	6,808	$476,288
Whole Foods Market, Inc.*	12,899	393,291
Williams Cos., Inc.	53,174	950,219
Windstream Corp.	36,194	366,645
Wisconsin Energy Corp.	10,716	484,042
Wyeth	122,072	5,930,258
Wyndham Worldwide Corp.	16,306	266,114
Wynn Resorts Ltd.*	6,176	437,817
Xcel Energy, Inc.	41,813	804,482
Xerox Corp.	79,261	613,480
Xilinx, Inc.	25,266	591,730
XTO Energy, Inc.	51,801	2,140,417
Yahoo!, Inc.*	106,963	1,905,011
Yum! Brands, Inc.	42,285	1,427,542
Zimmer Holdings, Inc.*	19,753	1,055,798
Zions Bancorp	11,402	204,894

		851,032,444

Total Common Stocks (96.3%) (Cost $1,720,785,572)		2,210,542,127

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.4%)
iShares MSCI EAFE Index Fund	48,800	2,669,360
SPDR Trust Series 1	70,700	7,463,092

Total Investment Companies (0.4%) (Cost $7,907,135)		10,132,452

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
BNP Paribas, expiring 10/13/09* (Cost $—)	73,611	159,424

	Number of Warrants	Value (Note 1)
WARRANTS:
Italy (0.0%)
Mediobanca S.p.A., expiring 3/18/11*	44,087	3,133
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	53,222	6,340

Total Warrants (0.0%) (Cost $—)		9,473

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.3%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09(r)(v)	$3,471,922	3,471,922
Monumental Global Funding II
0.40%, 3/26/10(l)	4,000,000	3,927,868

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,399,790

Time Deposit (2.4%)
JPMorgan Chase Nassau
0.000%, 10/1/09	53,453,175	53,453,175

Total Short-Term Investments (2.7%) (Cost/Amortized Cost $60,925,097)		60,852,965

Total Investments (99.4%) (Cost/Amortized Cost $1,789,617,804)		$2,281,696,441
Other Assets Less Liabilities (0.6%)		14,601,972

Net Assets (100%)		$2,296,298,413

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $6,789,286 or 0.3% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $0 or –% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% – 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% – 7.500%, maturing 12/1/18 to 3/1/48.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

FDR — Finnish Depositary Receipt

CDI — Chess Depositary Interest

PPS — Price Protected Share

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	9.5%
Consumer Staples	9.5
Energy	9.1
Exchange Traded Funds	0.4
Financials	22.6
Health Care	8.4
Industrials	9.1
Information Technology	11.7
Materials	7.0
Telecommunication Services	5.1
Utilities	4.3
Cash and Other	3.3%

100.0%

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	189	December-09	$7,807,883	$7,901,695	$93,812
FTSE 100 Index	54	December-09	4,388,959	4,393,538	4,579
Hang Seng Index	3	October-09	402,131	404,417	2,286
OMXS 30 Index	37	October-09	485,189	475,016	(10,173)
S&P 500 Index	192	December-09	49,657,706	50,539,200	881,494
SPI 200 Index	16	December-09	1,627,121	1,675,121	48,000
TOPIX Index	47	December-09	4,881,069	4,764,663	(116,406)

					$903,592

At September 30, 2009, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/12/09	167	138	$146,842	$137,586	$9,256
Australian Dollar vs. U.S. Dollar, expiring 11/12/09	343	286	301,597	285,993	15,604
British Pound vs. U.S. Dollar, expiring 11/12/09	280	452	447,415	452,281	(4,866)
British Pound vs. U.S. Dollar, expiring 11/12/09	3,000	5,102	4,793,740	5,102,325	(308,585)
European Union vs. U.S. Dollar, expiring 11/12/09	245	358	358,521	358,063	458
European Union vs. U.S. Dollar, expiring 11/12/09	345	506	504,856	505,563	(707)
European Union vs. U.S. Dollar, expiring 11/12/09	4,230	6,098	6,189,971	6,098,074	91,897
European Union vs. U.S. Dollar, expiring 11/12/09	60	85	87,801	85,259	2,542
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	129,000	1,364	1,437,471	1,363,672	73,799

					$(120,602)

Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/12/09	140	167	$140,073	$146,842	$(6,769)
Australian Dollar vs. U.S. Dollar, expiring 11/12/09	140	167	140,073	146,842	(6,769)
Australian Dollar vs. U.S. Dollar, expiring 11/12/09	145	176	145,074	154,756	(9,682)
British Pound vs. U.S. Dollar, expiring 11/12/09	289	175	288,871	279,635	9,236
British Pound vs. U.S. Dollar, expiring 11/12/09	456	275	455,778	439,426	16,352
British Pound vs. U.S. Dollar, expiring 11/12/09	314	190	314,466	303,604	10,862
British Pound vs. U.S. Dollar, expiring 11/12/09	3,415	2,038	3,415,331	3,256,547	158,784
British Pound vs. U.S. Dollar, expiring 11/12/09	167	100	166,903	159,791	7,112
European Union vs. U.S. Dollar, expiring 11/12/09	428	295	427,514	431,688	(4,174)
European Union vs. U.S. Dollar, expiring 11/12/09	213	150	213,248	219,503	(6,255)
European Union vs. U.S. Dollar, expiring 11/12/09	1,980	1,380	1,979,920	2,019,423	(39,503)
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	862	77,035	861,727	858,415	3,312
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	163	15,000	162,695	167,148	(4,453)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	398	36,965	$397,576	$411,908	$(14,332)

					$113,721

					$(6,881)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$88,755,935	$128,644,129	$—	$217,400,064
Consumer Staples	109,336,892	109,421,996	—	218,758,888
Energy	116,435,811	93,283,039	—	209,718,850
Financials	153,899,896	364,107,824	—	518,007,720
Health Care	116,331,761	76,262,754	—	192,594,515
Industrials	87,468,483	121,895,406	—	209,363,889
Information Technology	163,059,093	105,868,798	—	268,927,891
Materials	41,793,739	119,193,858	—	160,987,597
Telecommunication Services	39,641,366	70,650,306	6,789,286	117,080,958
Utilities	31,675,617	66,026,138	—	97,701,755
Forward Currency Contracts	—	399,214	—	399,214
Futures	1,030,171	—	—	1,030,171
Investment Companies
Exchange Traded Funds (ETFs)	10,132,452	—	—	10,132,452
Rights
Financials	—	159,424	—	159,424
Short-Term Investments	—	60,852,965	—	60,852,965
Warrants
Financials	—	9,473	—	9,473

Total Asset	$959,561,216	$1,316,775,324	$6,789,286	$2,283,125,826

Liability:
Forward Currency Contracts	$—	$(406,095)	$—	$(406,095)
Futures	(126,579)	—	—	(126,579)

Total Liability	$(126,579)	$(406,095)	$—	$(532,674)

Total	$959,434,637	$1,316,369,229	$6,789,286	$2,282,593,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities- Financials	Investments in Securities- Telecommunication Services
Balance as of 12/31/08	$12,463,327	$1,175,045	$—
Total gains or losses (realized/unrealized) included in earnings	—	(422,528)	—
Purchases, sales, issuances, and settlements (net)	—	(752,517)	—
Transfers in and/or out of Level 3	(12,463,327)	—	6,789,286

Balance as of 9/30/09	$—	$—	$6,789,286

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$6,805,667

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,658,096,378
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,504,440,266

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,825,159
Aggregate gross unrealized depreciation	(64,692,950)

Net unrealized appreciation	$437,132,209

Federal income tax cost of investments	$1,844,564,232

At September 30, 2009, the Portfolio had loaned securities with a total value of $6,856,744. This was secured by collateral of $7,471,922, which was received as cash and subsequently invested in short-term investments currently valued at $7,399,790, as reported in the portfolio of investments.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $1,721 as brokerage commissions with BNP Paribas, $12,535 with Citigroup, Inc., $50,429 with Morgan Stanley & Co., Inc., and $7,734 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $69,721,524 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (4.5%)
Financials (4.4%)
Capital Markets (0.7%)
Citigroup Funding, Inc.
1.250%, 6/3/11^	$1,000,000	$1,003,208
2.125%, 7/12/12	245,000	247,705
Goldman Sachs Group, Inc.
1.700%, 3/15/11	500,000	506,008
1.625%, 7/15/11^	1,400,000	1,413,955
2.150%, 3/15/12	500,000	508,556
3.250%, 6/15/12	3,000,000	3,130,893
Morgan Stanley
2.900%, 12/1/10^	1,000,000	1,025,307
2.000%, 9/22/11^	1,500,000	1,524,297
3.250%, 12/1/11	1,500,000	1,560,420
2.250%, 3/13/12	500,000	509,149
1.950%, 6/20/12	1,700,000	1,717,170

		13,146,668

Commercial Banks (1.3%)
American Express Bank FSB
3.150%, 12/9/11^	1,700,000	1,764,884
Citibank N.A.
1.625%, 3/30/11	1,000,000	1,011,320
1.375%, 8/10/11	2,900,000	2,910,370
1.250%, 9/22/11	1,250,000	1,250,161
1.875%, 5/7/12	500,000	503,311
1.875%, 6/4/12^	1,500,000	1,509,917
GMAC, Inc.
2.200%, 12/19/12	2,000,000	2,021,352
HSBC USA, Inc.
3.125%, 12/16/11	1,450,000	1,505,799
KeyBank N.A.
3.200%, 6/15/12^	650,000	677,506
PNC Funding Corp.
1.875%, 6/22/11	250,000	253,015
2.300%, 6/22/12	1,300,000	1,323,340
Regions Bank/Alabama
2.750%, 12/10/10	500,000	511,882
3.250%, 12/9/11^	1,300,000	1,352,398
Sovereign Bank
2.750%, 1/17/12	550,000	566,108
SunTrust Bank/Georgia
3.000%, 11/16/11	1,000,000	1,035,255
US Bancorp
1.800%, 5/15/12^	1,680,000	1,688,282
Wells Fargo & Co.
3.000%, 12/9/11	1,320,000	1,367,013
2.125%, 6/15/12^	1,000,000	1,014,343

		22,266,256

Diversified Financial Services (2.4%)
Bank of America Corp.
2.100%, 4/30/12	2,400,000	2,433,677
3.125%, 6/15/12	4,400,000	4,576,343
2.375%, 6/22/12^	1,000,000	1,019,669
Bank of America N.A.
1.700%, 12/23/10	1,800,000	1,821,382
Citigroup Funding, Inc.
1.375%, 5/5/11^	500,000	503,273
1.875%, 10/22/12	1,800,000	1,803,487
2.250%, 12/10/12^	2,000,000	2,026,928
Citigroup, Inc.
2.875%, 12/9/11	1,500,000	1,548,431
2.125%, 4/30/12^	$4,800,000	$4,867,934
General Electric Capital Corp.
1.800%, 3/11/11	3,250,000	3,290,372
3.000%, 12/9/11	2,100,000	2,173,416
2.250%, 3/12/12	1,000,000	1,018,059
2.200%, 6/8/12	2,350,000	2,386,326
2.125%, 12/21/12^	1,010,000	1,019,174
2.625%, 12/28/12^	1,000,000	1,024,551
John Deere Capital Corp.
2.875%, 6/19/12	1,050,000	1,084,855
JPMorgan Chase & Co.
2.625%, 12/1/10	1,700,000	1,737,652
1.650%, 2/23/11	850,000	859,290
3.125%, 12/1/11	2,000,000	2,075,266
2.200%, 6/15/12^	1,475,000	1,500,237
2.125%, 6/22/12	1,200,000	1,217,593
2.125%, 12/26/12	2,450,000	2,482,788

		42,470,703

Thrifts & Mortgage Finance (0.0%)
Sovereign Bancorp, Inc.
2.500%, 6/15/12	400,000	407,976

Total Financials		78,291,603

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
5.500%, 7/18/17^	2,000,000	2,240,486

Total Utilities		2,240,486

Total Corporate Bonds		80,532,089

Government Securities (75.0%)
U.S. Government Agencies (23.3%)
Federal Farm Credit Bank
3.750%, 12/6/10	$3,000,000	3,107,247
1.125%, 10/3/11	500,000	498,133
3.500%, 10/3/11	1,000,000	1,045,966
1.590%, 11/28/11	1,000,000	1,000,190
2.000%, 1/17/12	2,500,000	2,533,495
2.020%, 4/20/12	2,000,000	2,012,552
2.250%, 4/24/12	1,000,000	1,016,972
2.125%, 6/18/12	1,000,000	1,009,933
3.000%, 2/25/13	1,000,000	1,007,464
3.875%, 10/7/13	1,000,000	1,058,609
3.250%, 3/3/14	250,000	251,631
2.900%, 4/7/14	1,000,000	1,000,354
2.625%, 4/17/14	2,000,000	2,007,416
3.000%, 5/28/14	500,000	499,465
3.700%, 4/1/16	500,000	496,031
3.800%, 5/18/16	500,000	500,296
4.875%, 1/17/17	1,500,000	1,627,687
4.300%, 5/28/19	500,000	500,392
Federal Home Loan Bank
3.375%, 10/20/10	800,000	823,441
1.625%, 1/21/11	5,000,000	5,065,150
1.625%, 3/16/11	15,000,000	15,195,615
0.750%, 3/18/11	1,000,000	1,000,344
0.750%, 3/25/11	1,000,000	999,510
1.375%, 5/16/11	2,000,000	2,018,866
2.625%, 5/20/11	6,800,000	7,001,980
1.300%, 6/15/11	500,000	502,764
3.625%, 7/1/11	6,000,000	6,285,360
See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 7/27/11	$2,000,000	$2,022,932
1.400%, 7/29/11	500,000	500,397
1.500%, 9/16/11	1,000,000	1,002,861
3.625%, 9/16/11	5,700,000	6,000,356
1.250%, 9/29/11	350,000	350,350
1.250%, 10/19/11	250,000	250,518
2.250%, 4/13/12	5,000,000	5,109,600
2.000%, 6/15/12	500,000	503,206
1.875%, 6/20/12^	1,500,000	1,514,596
2.000%, 7/27/12^	2,000,000	2,007,182
2.150%, 8/10/12	1,000,000	1,009,620
2.250%, 8/27/12	500,000	501,410
1.625%, 9/26/12	1,500,000	1,496,199
2.000%, 10/5/12	1,000,000	1,002,627
3.375%, 2/27/13^	4,800,000	5,028,192
3.625%, 5/29/13	4,000,000	4,221,108
3.625%, 10/18/13	4,800,000	5,055,869
5.500%, 8/13/14^	4,800,000	5,440,027
5.530%, 11/3/14	540,000	549,148
5.375%, 5/18/16^	6,500,000	7,337,986
4.875%, 5/17/17	2,900,000	3,165,240
5.000%, 11/17/17	6,200,000	6,773,047
4.500%, 2/25/19	250,000	252,589
4.750%, 3/18/19	250,000	252,244
Federal Home Loan Mortgage Corp.
2.875%, 11/23/10	5,000,000	5,128,185
2.000%, 2/18/11	500,000	502,843
2.000%, 2/25/11	1,000,000	1,005,502
2.050%, 3/9/11	1,000,000	1,006,563
2.000%, 3/16/11	1,000,000	1,005,914
2.125%, 3/16/11	1,500,000	1,510,014
2.750%, 4/11/11^	9,800,000	10,093,971
1.750%, 4/20/11	1,250,000	1,258,412
1.625%, 4/26/11^	5,000,000	5,062,820
1.250%, 6/8/11	500,000	501,010
1.700%, 6/29/11	1,000,000	1,009,044
3.875%, 6/29/11	10,000,000	10,524,810
1.750%, 7/27/11	1,300,000	1,309,208
1.625%, 8/11/11	1,000,000	1,004,953
1.500%, 8/17/11	2,000,000	2,003,066
1.500%, 8/24/11	500,000	503,206
2.000%, 10/14/11	2,000,000	2,012,786
2.250%, 2/2/12	1,000,000	1,005,284
2.050%, 2/24/12	1,000,000	1,005,019
2.375%, 2/24/12	500,000	503,507
2.350%, 3/2/12	1,000,000	1,011,230
4.750%, 3/5/12^	4,700,000	5,089,442
2.625%, 3/19/12	500,000	505,199
2.125%, 3/23/12	8,500,000	8,657,437
2.500%, 3/23/12	500,000	503,907
2.200%, 4/20/12	500,000	504,691
2.000%, 4/27/12	500,000	504,310
2.050%, 5/11/12	1,000,000	1,004,299
1.750%, 6/15/12	5,300,000	5,327,979
2.000%, 6/15/12	2,000,000	2,012,244
2.450%, 6/29/12	1,000,000	1,011,512
2.250%, 8/17/12	1,000,000	1,004,189
2.250%, 8/24/12	500,000	503,814
2.000%, 9/25/12	1,000,000	1,002,063
2.000%, 9/28/12	1,000,000	1,000,259
2.000%, 10/1/12	1,200,000	1,202,425
2.250%, 1/30/13	2,000,000	2,001,436
2.500%, 4/8/13	1,500,000	1,511,052
4.125%, 9/27/13	12,200,000	13,079,730
3.000%, 2/4/14	$2,250,000	$2,259,470
3.250%, 2/18/14	500,000	503,327
3.250%, 3/3/14	1,000,000	1,006,495
3.250%, 3/18/14	500,000	505,212
3.000%, 4/21/14	1,250,000	1,252,516
2.750%, 4/29/14	1,000,000	998,226
3.000%, 6/9/14	1,000,000	1,008,200
3.250%, 6/25/14	250,000	252,650
5.000%, 7/15/14	5,000,000	5,550,360
3.000%, 7/28/14	2,135,000	2,176,513
3.625%, 8/25/14	500,000	507,395
3.250%, 9/24/14	250,000	250,033
4.750%, 11/17/15^	6,000,000	6,553,980
5.500%, 7/18/16	8,400,000	9,526,759
5.125%, 10/18/16	5,000,000	5,539,840
5.000%, 2/16/17	1,000,000	1,104,762
4.340%, 12/18/17	3,000,000	3,020,436
4.875%, 6/13/18	5,500,000	5,995,869
5.000%, 3/25/19	250,000	250,063
Federal National Mortgage Association
2.875%, 10/12/10^	8,700,000	8,905,790
2.000%, 2/11/11	1,000,000	1,005,109
2.000%, 3/2/11	1,000,000	1,004,211
1.750%, 3/23/11^	8,000,000	8,119,392
2.000%, 4/1/11	4,500,000	4,534,529
2.750%, 4/11/11	9,700,000	9,998,644
1.750%, 4/15/11	2,000,000	2,012,226
2.125%, 4/15/11	500,000	504,358
5.125%, 4/15/11	7,000,000	7,471,709
1.375%, 4/28/11	350,000	353,051
1.700%, 4/29/11	1,000,000	1,006,969
1.500%, 8/17/11	1,500,000	1,502,540
1.250%, 9/22/11	500,000	500,298
1.250%, 9/28/11	1,000,000	1,001,459
1.430%, 12/8/11	1,000,000	1,004,337
2.000%, 1/9/12	14,645,000	14,896,762
2.500%, 2/17/12	1,000,000	1,006,793
2.250%, 2/24/12	250,000	253,912
2.500%, 3/2/12	1,000,000	1,007,509
2.500%, 3/19/12	1,000,000	1,007,982
2.375%, 3/23/12	250,000	253,188
2.250%, 4/9/12	500,000	503,447
2.150%, 4/13/12	1,000,000	1,006,918
1.875%, 4/20/12	350,000	354,730
2.150%, 5/4/12	1,000,000	1,007,012
1.750%, 8/10/12	1,000,000	1,004,557
2.240%, 8/17/12	250,000	250,905
2.200%, 8/27/12	2,000,000	2,015,038
2.000%, 9/28/12	3,000,000	3,004,107
4.750%, 11/19/12	5,000,000	5,460,190
3.625%, 2/12/13	9,700,000	10,264,298
2.170%, 3/21/13	500,000	500,306
3.875%, 7/12/13	3,000,000	3,196,380
3.000%, 1/13/14	2,000,000	2,006,422
2.750%, 2/5/14	5,500,000	5,572,572
3.150%, 2/18/14	500,000	501,875
3.375%, 3/10/14	1,000,000	1,008,352
2.750%, 3/13/14	8,000,000	8,123,528
2.900%, 4/7/14	250,000	249,874
3.000%, 5/12/14	500,000	501,707
3.000%, 7/28/14	2,500,000	2,524,940
3.300%, 7/30/14	2,000,000	2,018,918
3.000%, 9/29/14	1,000,000	1,002,011
3.125%, 9/29/14	1,000,000	999,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 3/10/16	$1,500,000	$1,508,793
3.450%, 4/8/16	2,000,000	1,990,886
3.500%, 5/18/16	3,000,000	3,004,710
5.250%, 9/15/16	505,000	565,634
4.875%, 12/15/16	5,000,000	5,476,470
5.000%, 2/13/17^	2,900,000	3,206,043
5.000%, 5/11/17	5,400,000	5,968,150
(Zero Coupon), 6/1/17	1,500,000	1,097,119
5.375%, 6/12/17	3,410,000	3,852,260
4.250%, 5/21/19	500,000	501,494
Overseas Private Investment Corp.
7.050%, 11/15/13†	910,715	850,194

		413,520,211

U.S. Treasuries (51.7%)
U.S. Treasury Bonds
11.750%, 11/15/14	2,500,000	2,534,570
11.250%, 2/15/15	2,800,000	4,032,655
10.625%, 8/15/15	2,300,000	3,299,421
9.875%, 11/15/15^	2,400,000	3,370,313
9.250%, 2/15/16^	2,400,000	3,306,562
7.250%, 5/15/16	7,100,000	8,986,491
7.500%, 11/15/16	6,500,000	8,379,416
8.750%, 5/15/17	5,400,000	7,481,111
8.875%, 8/15/17	2,500,000	3,501,563
9.000%, 11/15/18^	4,600,000	6,662,815
8.875%, 2/15/19	4,000,000	5,783,752
U.S. Treasury Notes
1.500%, 10/31/10	15,000,000	15,167,580
1.250%, 11/30/10	15,200,000	15,334,186
0.875%, 12/31/10	14,500,000	14,562,307
0.875%, 1/31/11	20,500,000	20,585,690
0.875%, 2/28/11^	22,000,000	22,084,216
4.500%, 2/28/11^	11,800,000	12,445,318
0.875%, 3/31/11	7,000,000	7,023,513
4.750%, 3/31/11	2,000,000	2,122,266
4.875%, 4/30/11	12,000,000	12,786,096
0.875%, 5/31/11^	10,000,000	10,023,830
4.875%, 5/31/11	4,000,000	4,274,376
1.125%, 6/30/11^	9,000,000	9,052,029
5.125%, 6/30/11	8,400,000	9,030,983
1.000%, 7/31/11^	24,570,000	24,640,074
4.875%, 7/31/11	5,000,000	5,366,600
4.625%, 8/31/11	9,800,000	10,492,507
4.500%, 9/30/11^	9,800,000	10,487,529
4.625%, 10/31/11^	8,000,000	8,596,872
1.750%, 11/15/11	15,000,000	15,226,170
4.500%, 11/30/11^	4,000,000	4,295,000
1.125%, 12/15/11	16,400,000	16,416,662
4.625%, 12/31/11	4,400,000	4,744,093
1.125%, 1/15/12	11,500,000	11,500,000
4.750%, 1/31/12	2,900,000	3,142,196
1.375%, 2/15/12	15,000,000	15,078,510
4.875%, 2/15/12	12,000,000	13,052,808
4.625%, 2/29/12	4,000,000	4,331,564
4.500%, 3/31/12	10,000,000	10,812,500
4.500%, 4/30/12	3,500,000	3,792,033
1.375%, 5/15/12	7,000,000	7,023,513
4.750%, 5/31/12^	4,000,000	4,365,312
1.875%, 6/15/12^	11,140,000	11,314,062
4.625%, 7/31/12	6,000,000	6,551,250
4.375%, 8/15/12^	6,000,000	6,514,218
4.125%, 8/31/12	4,800,000	5,176,877
4.250%, 9/30/12^	5,000,000	5,417,580
3.875%, 10/31/12^	4,500,000	4,830,822
4.000%, 11/15/12^	$6,800,000	$7,331,780
3.375%, 11/30/12^	5,500,000	5,823,554
3.625%, 12/31/12	3,500,000	3,732,967
3.875%, 2/15/13	11,000,000	11,820,699
2.750%, 2/28/13	6,000,000	6,229,218
2.500%, 3/31/13	7,400,000	7,613,327
3.625%, 5/15/13	7,800,000	8,321,017
3.500%, 5/31/13^	10,000,000	10,628,910
3.375%, 6/30/13	7,900,000	8,362,276
3.375%, 7/31/13	7,900,000	8,367,830
4.250%, 8/15/13^	5,800,000	6,324,268
3.125%, 8/31/13	11,000,000	11,528,517
3.125%, 9/30/13	12,900,000	13,517,794
2.750%, 10/31/13	12,900,000	13,313,200
2.000%, 11/30/13	13,000,000	13,018,278
1.750%, 1/31/14	5,000,000	4,937,500
4.000%, 2/15/14^	15,800,000	17,089,928
1.875%, 2/28/14	28,000,000	27,757,184
1.875%, 4/30/14^	26,000,000	25,691,250
4.750%, 5/15/14^	11,000,000	12,261,568
2.250%, 5/31/14^	10,000,000	10,030,470
2.625%, 6/30/14	7,800,000	7,938,934
4.250%, 8/15/14^	9,800,000	10,712,625
4.250%, 11/15/14^	9,800,000	10,703,442
4.000%, 2/15/15^	14,400,000	15,516,000
4.125%, 5/15/15	5,600,000	6,063,747
4.250%, 8/15/15	8,000,000	8,712,496
4.500%, 2/15/16	9,000,000	9,930,231
2.625%, 2/29/16	9,000,000	8,904,375
2.375%, 3/31/16	10,000,000	9,733,590
5.125%, 5/15/16	10,500,000	11,976,563
3.250%, 5/31/16	4,000,000	4,097,812
3.250%, 6/30/16^	4,000,000	4,097,188
4.875%, 8/15/16^	9,000,000	10,126,404
4.625%, 11/15/16	11,000,000	12,192,818
4.625%, 2/15/17^	8,300,000	9,189,005
4.500%, 5/15/17	6,900,000	7,573,288
4.750%, 8/15/17	5,000,000	5,571,485
4.250%, 11/15/17	7,000,000	7,542,500
3.500%, 2/15/18	15,000,000	15,319,920
3.875%, 5/15/18	10,000,000	10,480,470
4.000%, 8/15/18	5,500,000	5,806,367
3.750%, 11/15/18^	22,000,000	22,764,852
2.750%, 2/15/19	40,000,000	38,171,880
3.125%, 5/15/19	5,000,000	4,919,920

		916,747,258

Total Government Securities		1,330,267,469

Total Long-Term Debt Securities (79.5%) (Cost $1,412,654,290)		1,410,799,558

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(20.1%)
iShares Barclays 1-3 Year Treasury Bond Fund	1,762,000	148,025,620
iShares Barclays 3-7 Year Treasury Bond Fund	1,276,000	143,511,720
iShares Barclays 7-10 Year Treasury Bond Fund	695,000	64,197,150

Total Investment Companies (20.1%) (Cost $361,746,836)		355,734,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.5%)
Goldman Sachs & Co.
0.06%, 10/1/09 (r)(v)	$18,936,287	$18,936,287
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	10,000,000	1,675,000
Monumental Global Funding II
0.40%, 3/26/10 (l)	5,000,000	4,909,835

Total Short-Term Investments of Cash Collateral for Securities Loaned		25,521,122

Time Deposit (0.3%)
JPMorgan Chase Nassau
0.000%, 10/1/09	5,983,850	5,983,850

Total Short-Term Investments (1.8%) (Cost/Amortized Cost $39,920,137)		31,504,972

Total Investments (101.4%) (Cost/Amortized Cost $1,814,321,263)		1,798,039,020
Other Assets Less Liabilities (-1.4%)		(25,050,248)

Net Assets (100%)		$1,772,988,772

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $850,194 or 0.0% of net assets) at fair value.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% – 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% – 7.500%, maturing 12/1/18 to 3/1/48.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Corporate Bonds
Financials	$—	$78,291,603	$—	$78,291,603
Utilities	—	2,240,486	—	2,240,486
Government Securities
U.S. Government Agencies	—	412,670,017	850,194	413,520,211
U.S. Treasuries	—	916,747,258	—	916,747,258
Investment Companies
Exchange Traded Funds (ETFs)	355,734,490	—	—	355,734,490
Short-Term Investments	—	31,504,972	—	31,504,972

Total Asset	$355,734,490	$1,441,454,336	$850,194	$1,798,039,020

Total Liability	$—	$—	$—	$—

Total	$355,734,490	$1,441,454,336	$850,194	$1,798,039,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-ABS	Investments in Securities-Government
Balance as of 12/31/08	$700,065	$—
Total gains or losses (realized/unrealized) included in earnings	(536,691)	—
Purchases, sales, issuances, and settlements (net)	(163,374)	—
Transfers in and/or out of Level 3	—	850,194

Balance as of 9/30/09	$—	$850,194

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$(70,184)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,090,284,118
Long-term U.S. Treasury securities	1,568,219,666

$2,658,503,784

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$787,920,966
Long-term U.S. Treasury securities	862,086,488

$1,650,007,454

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(16,773,764)

Net unrealized depreciation	$(16,773,764)

Federal income tax cost of investments	$1,814,812,784

At September 30, 2009, the Portfolio had loaned securities with a total value of $33,314,861. This was secured by collateral of $33,936,287, which was received as cash and subsequently invested in short-term investments currently valued at $25,521,122, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $16,082, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $11,384,023, which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.6%)
AGL Energy Ltd.	37,138	$447,872
Alumina Ltd.*	192,413	310,637
Amcor Ltd.	130,418	630,500
AMP Ltd.	165,982	954,719
Aristocrat Leisure Ltd.	26,818	124,209
Arrow Energy Ltd.*	44,081	166,442
Asciano Group*	215,284	314,323
ASX Ltd.	14,385	446,704
Australia & New Zealand Banking Group Ltd.	190,516	4,099,306
Bendigo and Adelaide Bank Ltd.	28,248	234,252
BGP Holdings plc*†	1,854,827	—
BHP Billiton Ltd.	826,272	27,502,799
BHP Billiton Ltd. (ADR)	15,763	1,040,516
Billabong International Ltd.	16,105	170,494
BlueScope Steel Ltd.	141,804	366,541
Boral Ltd.	48,631	261,275
Brambles Ltd.	112,634	802,875
Caltex Australia Ltd.*	10,072	107,604
CFS Retail Property Trust (REIT)	139,332	247,067
Coca-Cola Amatil Ltd.	43,388	375,496
Cochlear Ltd.	4,276	251,838
Commonwealth Bank of Australia	124,279	5,673,815
Computershare Ltd.	35,233	346,881
Crown Ltd.	39,341	309,930
CSL Ltd.	48,671	1,436,691
CSR Ltd.	105,288	174,624
Dexus Property Group (REIT)	364,127	271,442
Energy Resources of Australia Ltd.	5,225	116,205
Fairfax Media Ltd.	165,946	251,072
Fortescue Metals Group Ltd.*	94,241	317,593
Foster’s Group Ltd.	155,389	760,817
Goodman Fielder Ltd.	111,881	164,831
Goodman Group (REIT)	480,176	281,701
GPT Group (REIT)	1,044,151	630,988
Harvey Norman Holdings Ltd.	39,623	150,308
Incitec Pivot Ltd.	126,741	316,425
Insurance Australia Group Ltd.	167,056	557,084
Leighton Holdings Ltd.	12,560	400,779
Lend Lease Corp., Ltd.	34,771	325,155
Lion Nathan Ltd.	22,442	226,691
Macquarie Airports	55,237	138,393
Macquarie Group Ltd.	24,322	1,261,449
Macquarie Infrastructure Group	183,591	238,897
Metcash Ltd.	58,416	231,906
Mirvac Group (REIT)	273,141	404,821
National Australia Bank Ltd.	156,713	4,252,638
Newcrest Mining Ltd.	39,167	1,102,245
Nufarm Ltd.	13,434	134,514
OneSteel Ltd.	133,592	357,100
Orica Ltd.	28,876	598,649
Origin Energy Ltd.	72,535	1,044,323
OZ Minerals Ltd.*	238,254	239,614
Paladin Energy Ltd.*	52,053	206,645
Perpetual Ltd.	2,901	100,169
Qantas Airways Ltd.	90,491	228,317
QBE Insurance Group Ltd.	80,559	1,709,924
Rio Tinto Ltd.	35,579	1,859,413
Santos Ltd.	65,417	877,205
Sims Metal Management Ltd.	11,737	236,391
Sonic Healthcare Ltd.	31,006	388,693
SP AusNet	108,662	84,838
Stockland Corp., Ltd. (REIT)	184,639	$664,585
Suncorp-Metway Ltd.	104,403	817,886
TABCORP Holdings Ltd.	46,214	290,690
Tatts Group Ltd.	105,467	236,329
Telstra Corp., Ltd.	351,344	1,013,555
Toll Holdings Ltd.	53,291	401,024
Transurban Group	92,371	334,108
Wesfarmers Ltd.	81,146	1,896,340
Wesfarmers Ltd. (PPS)	11,888	278,446
Westfield Group (REIT)	170,904	2,095,724
Westpac Banking Corp.	239,768	5,552,487
Woodside Petroleum Ltd.	40,865	1,879,344
Woolworths Ltd.	100,122	2,583,583
WorleyParsons Ltd.	12,797	335,411

		85,644,157

Austria (0.2%)
Erste Group Bank AG	14,190	634,161
OMV AG	13,202	532,629
Raiffeisen International Bank Holding AG	4,039	263,371
Telekom Austria AG	25,736	463,981
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	6,498	328,531
Vienna Insurance Group	3,087	176,177
Voestalpine AG	9,445	337,102

		2,735,952

Belgium (0.6%)
Anheuser-Busch InBev N.V.*	84,644	2,695,923
Belgacom S.A.	12,608	491,137
Cie Nationale a Portefeuille	2,931	159,468
Colruyt S.A.	1,245	292,592
Delhaize Group S.A.	8,112	563,146
Dexia S.A.*	44,200	407,484
Fortis*	180,762	846,722
Groupe Bruxelles Lambert S.A.	6,507	601,030
KBC Groep N.V.*	13,280	667,048
Mobistar S.A.	2,369	163,939
Solvay S.A.	4,641	481,850
UCB S.A.	7,704	325,132
Umicore	9,505	284,581

		7,980,052

Bermuda (0.8%)
Nabors Industries Ltd.*	99,359	2,076,603
PartnerReinsurance Ltd.	107,578	8,277,051
Seadrill Ltd.*	22,392	467,526

		10,821,180

Brazil (1.7%)
Petroleo Brasileiro S.A. (ADR)	159,312	7,312,421
Vale S.A. (ADR)	649,011	15,011,624

		22,324,045

Canada (7.9%)
Agrium, Inc. (When Issued)	286,915	14,285,498
Brookfield Asset Management, Inc., Class A	99,134	2,251,333
Canadian National Railway Co.	290,026	14,208,374
Canadian Natural Resources Ltd.	172,318	11,590,454
Canadian Pacific Railway Ltd. (New York Exchange)	132,235	6,181,986
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	4,857,545
EnCana Corp.	133,700	7,713,742
Ensign Energy Services, Inc.	15,370	233,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Finning International, Inc.	171,922	$2,569,235
Manulife Financial Corp.	112,082	2,349,955
Potash Corp. of Saskatchewan, Inc.	207,163	18,767,980
Suncor Energy, Inc.	460,541	15,959,735
Talisman Energy, Inc.	118,836	2,067,823

		103,036,798

China (0.0%)
Foxconn International Holdings Ltd.*	170,008	111,656

Cyprus (0.0%)
Bank of Cyprus PCL	47,924	364,674

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	43	287,396
A. P. Moller - Maersk A/S, Class B	92	632,980
Carlsberg A/S, Class B	8,879	643,184
Coloplast A/S, Class B	1,782	149,053
Danske Bank A/S*	36,391	953,225
DSV A/S*	16,805	299,626
H. Lundbeck A/S	4,618	95,772
Novo Nordisk A/S, Class B	36,746	2,300,666
Novozymes A/S, Class B	3,513	330,614
Topdanmark A/S*	1,183	178,832
TrygVesta A/S	2,030	155,231
Vestas Wind Systems A/S*	16,258	1,175,314
William Demant Holding A/S*	1,856	137,913

		7,339,806

Finland (0.7%)
Elisa Oyj	10,795	221,472
Fortum Oyj	35,576	912,094
Kesko Oyj, Class B	4,958	166,146
Kone Oyj, Class B	12,395	455,632
Metso Oyj	10,936	307,742
Neste Oil Oyj	9,564	176,623
Nokia Oyj	304,385	4,476,489
Nokian Renkaat Oyj	7,916	184,531
Orion Oyj, Class B	6,663	122,854
Outokumpu Oyj	8,840	166,357
Pohjola Bank plc	13,768	157,150
Rautaruukki Oyj	6,284	150,809
Sampo Oyj, Class A	33,671	847,979
Sanoma Oyj	6,550	144,637
Stora Enso Oyj, Class R*	46,899	326,677
UPM-Kymmene Oyj	43,156	517,849
Wartsila Oyj	7,156	286,716

		9,621,757

France (6.2%)
Accor S.A.	11,981	666,932
Aeroports de Paris S.A.	2,268	204,078
Air France-KLM*	10,857	197,324
Air Liquide S.A.	20,366	2,317,151
Alcatel-Lucent*	190,888	853,930
Alstom S.A.	16,809	1,226,675
Atos Origin S.A.*	5,325	268,836
BioMerieux	1,110	122,003
BNP Paribas S.A.	67,936	5,428,012
Bouygues S.A.	18,642	947,972
Bureau Veritas S.A.	3,825	215,832
Cap Gemini S.A.	12,179	637,944
Carrefour S.A.	51,984	2,358,194
Casino Guichard Perrachon S.A.	4,563	361,908
Christian Dior S.A.	4,979	491,806
Cie de Saint-Gobain S.A.	30,030	1,557,829
Cie Generale de Geophysique - Veritas*	11,068	$258,251
Cie Generale d’Optique Essilor International S.A.	16,012	912,527
CNP Assurances S.A.	3,164	322,390
Compagnie Generale des Etablissements Michelin, Class B	11,516	903,432
Credit Agricole S.A.	73,533	1,536,593
Danone S.A.	44,507	2,682,025
Dassault Systemes S.A.	4,884	272,229
EDF S.A.	19,284	1,144,008
Eiffage S.A.	3,226	205,542
Eramet S.A.	421	146,101
Eurazeo S.A.	1,928	126,001
Eutelsat Communications S.A.	7,736	235,126
Fonciere Des Regions (REIT)	2,030	236,430
France Telecom S.A.	149,924	3,994,018
GDF Suez S.A.	98,598	4,378,279
Gecina S.A. (REIT)	1,467	174,959
Hermes International S.A.	4,404	649,937
ICADE (REIT)	1,469	157,355
Iliad S.A.	1,213	136,678
Imerys S.A.	2,741	157,293
Ipsen S.A.	2,027	111,025
J.C. Decaux S.A.*	5,242	113,529
Klepierre S.A. (REIT)	7,156	283,836
Lafarge S.A.	16,475	1,474,246
Lagardere S.C.A.	9,518	443,334
Legrand S.A.	8,229	228,917
L’Oreal S.A.	19,362	1,925,253
LVMH Moet Hennessy Louis Vuitton S.A.	19,990	2,010,515
M6-Metropole Television	5,182	136,268
Natixis S.A.*	75,927	457,764
Neopost S.A.	2,319	208,124
PagesJaunes Groupe S.A.	10,148	131,587
Pernod-Ricard S.A.	16,025	1,272,641
Peugeot S.A.*	11,620	354,281
PPR S.A.	6,217	796,863
Publicis Groupe S.A.	9,654	387,226
Renault S.A.*	14,994	699,165
Safran S.A.	14,334	268,593
Sanofi-Aventis S.A.	86,082	6,317,300
Schneider Electric S.A.	19,626	1,989,127
SCOR SE	13,051	356,754
Societe BIC S.A.	1,992	141,669
Societe Des Autoroutes Paris-Rhin- Rhone	1,687	128,544
Societe Generale S.A.	38,358	3,087,215
Societe Television Francaise 1 S.A.	9,432	165,766
Sodexo S.A.	7,603	455,492
Suez Environnement Co. S.A.	21,721	496,171
Technip S.A.	8,117	518,475
Thales S.A.	7,544	374,240
Total S.A.	173,944	10,335,635
Unibail-Rodamco S.A. (REIT)	6,575	1,365,776
Vallourec S.A.	4,444	753,062
Veolia Environnement	31,614	1,211,611
Vinci S.A.	34,725	1,964,501
Vivendi S.A.	95,770	2,963,367

		80,413,472

Germany (5.4%)
Adidas AG	16,052	849,622
Allianz SE (Registered)	45,981	5,744,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
BASF SE	122,126	$6,471,201
Bayer AG	62,438	4,326,305
Bayerische Motoren Werke (BMW) AG (Preference)	4,194	139,501
Bayerische Motoren Werke (BMW) AG	26,555	1,280,413
Beiersdorf AG	7,069	415,122
Celesio AG	6,345	174,928
Commerzbank AG*	58,708	744,413
Daimler AG	73,698	3,710,440
Deutsche Bank AG (Registered)	48,144	3,694,830
Deutsche Boerse AG	15,726	1,285,256
Deutsche Lufthansa AG (Registered)	18,466	327,239
Deutsche Post AG (Registered)	69,689	1,305,336
Deutsche Postbank AG*	7,034	248,787
Deutsche Telekom AG (Registered)	230,659	3,149,200
E.ON AG	155,469	6,593,111
Fraport AG	2,948	156,812
Fresenius Medical Care AG & Co. KGaA	15,312	762,504
Fresenius SE	2,267	111,498
Fresenius SE (Preference)	6,303	368,847
GEA Group AG	12,223	255,062
Hamburger Hafen und Logistik AG	1,917	86,373
Hannover Rueckversicherung AG (Registered)*	4,498	206,219
Henkel AG & Co. KGaA	9,922	360,516
Henkel AG & Co. KGaA (Preference)	14,262	614,004
Hochtief AG	3,133	238,678
Infineon Technologies AG*	87,014	490,865
K+S AG	11,947	651,928
Linde AG	12,155	1,317,662
MAN SE	8,446	697,073
Merck KGaA	5,171	514,176
Metro AG	8,879	502,183
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	16,812	2,682,339
Porsche Automobil Holding SE (Preference)	7,333	576,778
Puma AG Rudolf Dassler Sport	517	171,684
RWE AG	59,890	5,562,513
RWE AG (Non-Voting)(Preference)	2,910	239,617
Salzgitter AG	2,984	286,015
SAP AG	70,137	3,415,692
Siemens AG (Registered)	67,296	6,231,663
Solarworld AG	6,251	151,847
Suedzucker AG	5,326	107,944
ThyssenKrupp AG	27,781	956,573
TUI AG*	16,726	172,556
United Internet AG*	9,847	148,563
Volkswagen AG	7,087	1,164,948
Volkswagen AG (Preference)	8,434	982,291
Wacker Chemie AG	1,227	191,386

		70,836,744

Greece (0.4%)
Alpha Bank AE*	27,914	514,684
Coca Cola Hellenic Bottling Co. S.A.	14,735	392,221
EFG Eurobank Ergasias S.A.*	25,939	408,047
Hellenic Petroleum S.A.	9,458	107,401
Hellenic Telecommunications Organization S.A.	19,363	320,184
Marfin Investment Group S.A.*	51,328	220,826
National Bank of Greece S.A.*	48,954	1,755,102
OPAP S.A.	18,007	464,297
Piraeus Bank S.A.*	24,416	$452,688
Public Power Corp. S.A.*	8,743	194,598
Titan Cement Co. S.A.	4,463	154,130

		4,984,178

Hong Kong (1.5%)
ASM Pacific Technology Ltd.	16,607	117,748
Bank of East Asia Ltd.	119,660	432,317
BOC Hong Kong Holdings Ltd.	295,543	648,284
Cathay Pacific Airways Ltd.*	94,575	149,366
Cheung Kong Holdings Ltd.	113,899	1,445,406
Cheung Kong Infrastructure Holdings Ltd.	34,340	122,737
Chinese Estates Holdings Ltd.	66,991	113,236
CLP Holdings Ltd.	168,064	1,140,659
Esprit Holdings Ltd.	93,594	627,981
Genting Singapore plc*	396,735	315,439
Hang Lung Group Ltd.	64,739	324,111
Hang Lung Properties Ltd.	167,438	616,816
Hang Seng Bank Ltd.	61,474	886,013
Henderson Land Development Co., Ltd.	89,190	586,924
Hong Kong & China Gas Co., Ltd.	320,480	809,672
Hong Kong Aircraft Engineering Co., Ltd.	5,631	67,281
Hong Kong Exchanges and Clearing Ltd.	83,627	1,516,067
HongKong Electric Holdings Ltd.	113,996	625,135
Hopewell Holdings Ltd.	47,851	150,344
Hutchison Whampoa Ltd.	170,571	1,231,405
Hysan Development Co., Ltd.	48,459	121,303
Kerry Properties Ltd.	55,732	298,074
Li & Fung Ltd.	183,519	739,991
Lifestyle International Holdings Ltd.	54,606	82,719
Link REIT (REIT)	182,117	400,890
Mongolia Energy Co., Ltd.*	242,627	86,093
MTR Corp.	110,001	381,807
New World Development Ltd.	197,144	424,302
Noble Group Ltd.	235,400	409,420
NWS Holdings Ltd.	66,716	129,127
Orient Overseas International Ltd.	17,452	89,174
PCCW Ltd.	291,585	76,000
Shangri-La Asia Ltd.	104,332	196,547
Sino Land Co., Ltd.	127,405	228,177
Sun Hung Kai Properties Ltd.	114,278	1,683,931
Swire Pacific Ltd., Class A	63,331	744,441
Television Broadcasts Ltd.	21,392	92,192
Wharf Holdings Ltd.	113,573	603,032
Wheelock & Co., Ltd.	68,116	223,243
Wing Hang Bank Ltd.	14,356	141,244
Yue Yuen Industrial Holdings Ltd.	53,199	147,583

		19,226,231

Ireland (0.4%)
Anglo Irish Bank Corp., Ltd.*†	120,266	—
CRH plc	56,568	1,564,988
Elan Corp. plc*	42,633	305,759
Experian plc	82,176	691,450
Julius Baer Holding AG (Registered)	16,914	844,639
Kerry Group plc, Class A	10,679	305,495
Ryanair Holdings plc (ADR)*	4,577	132,916
Shire plc	44,897	777,793

		4,623,040

Italy (2.6%)
A2A S.p.A.	93,480	183,714
ACEA S.p.A.	7,701	100,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Alleanza Assicurazioni S.p.A.	36,307	$327,546
Assicurazioni Generali S.p.A.	86,110	2,360,150
Atlantia S.p.A.	20,150	488,591
Autogrill S.p.A.*	8,560	103,467
Banca Carige S.p.A.	55,507	165,701
Banca Monte dei Paschi di Siena S.p.A.	188,785	403,890
Banca Popolare Societa Cooperativa	30,114	229,150
Banco Popolare S.c.a.r.l.*	53,195	510,260
Enel S.p.A.	538,111	3,415,541
ENI S.p.A.	212,474	5,310,579
Exor S.p.A.	7,556	139,872
Fiat S.p.A.*	61,661	793,136
Finmeccanica S.p.A.	33,690	595,547
Fondiaria-Sai S.p.A.	5,108	107,413
Intesa Sanpaolo S.p.A.*	695,696	3,013,658
Italcementi S.p.A.	5,986	92,151
Lottomatica S.p.A.	4,768	106,822
Luxottica Group S.p.A.*	10,615	274,942
Mediaset S.p.A.	58,641	410,183
Mediobanca S.p.A.	39,459	539,313
Mediolanum S.p.A.	17,155	119,368
Parmalat S.p.A.	136,816	378,196
Pirelli & C S.p.A.*	195,184	104,538
Prysmian S.p.A.	8,705	163,307
Saipem S.p.A.	158,695	4,779,218
Saras S.p.A.	24,830	95,834
Snam Rete Gas S.p.A.	124,710	606,794
Telecom Italia S.p.A.	809,352	1,420,054
Telecom Italia S.p.A. (RNC)	485,995	597,392
Terna Rete Elettrica Nazionale S.p.A.	101,790	396,963
UniCredit S.p.A.*	1,163,337	4,545,326
Unione di Banche Italiane S.c.p.A.	46,836	718,958
Unipol Gruppo Finanziario S.p.A.*	49,677	75,385

		33,673,763

Japan (13.2%)
77 Bank Ltd.	26,459	150,916
ABC-Mart, Inc.	2,140	66,633
Acom Co., Ltd.	3,576	55,055
Advantest Corp.	12,498	346,683
Aeon Co., Ltd.	49,652	475,141
Aeon Credit Service Co., Ltd.	6,138	61,814
Aeon Mall Co., Ltd.	6,362	132,463
Aioi Insurance Co., Ltd.	38,280	195,313
Aisin Seiki Co., Ltd.	14,638	357,124
Ajinomoto Co., Inc.	55,168	552,510
Alfresa Holdings Corp.	3,966	161,706
All Nippon Airways Co., Ltd.	65,302	187,689
Amada Co., Ltd.	28,148	189,399
Aozora Bank Ltd.*	52,918	76,637
Asahi Breweries Ltd.	30,287	554,016
Asahi Glass Co., Ltd.	82,752	668,359
Asahi Kasei Corp.	99,078	504,413
Asics Corp.	12,948	120,443
Astellas Pharma, Inc.	36,930	1,518,094
Bank of Kyoto Ltd.	23,082	212,139
Bank of Yokohama Ltd.	95,700	469,092
Benesse Holdings, Inc.	5,574	273,220
Bridgestone Corp.	48,864	876,955
Brother Industries Ltd.	18,015	215,943
Canon Marketing Japan, Inc.	5,462	96,687
Canon, Inc.	88,030	3,559,838
Casio Computer Co., Ltd.	18,127	148,021
Central Japan Railway Co.	126	905,364
Chiba Bank Ltd.	59,672	$369,605
Chubu Electric Power Co., Inc.	55,554	1,349,164
Chugai Pharmaceutical Co., Ltd.	18,747	387,826
Chugoku Bank Ltd.	13,511	171,136
Chugoku Electric Power Co., Inc.	21,562	474,165
Chuo Mitsui Trust Holdings, Inc.	74,871	277,748
Citizen Holdings Co., Ltd.	25,952	146,001
Coca-Cola West Co., Ltd.	4,448	87,062
Cosmo Oil Co., Ltd.	42,222	117,590
Credit Saison Co., Ltd.	12,216	143,710
Dai Nippon Printing Co., Ltd.	46,162	635,618
Daicel Chemical Industries Ltd.	21,955	132,564
Daido Steel Co., Ltd.	22,519	81,782
Daihatsu Motor Co., Ltd.	15,200	155,277
Daiichi Sankyo Co., Ltd.	53,987	1,114,442
Daikin Industries Ltd.	20,323	731,279
Dainippon Sumitomo Pharma Co., Ltd.	12,892	140,603
Daito Trust Construction Co., Ltd.	6,138	268,044
Daiwa House Industry Co., Ltd.	41,658	436,234
Daiwa Securities Group, Inc.	129,476	667,826
DeNA Co., Ltd.	25	69,069
Denki Kagaku Kogyo KK	37,718	155,469
Denso Corp.	39,012	1,147,348
Dentsu, Inc.	14,863	346,055
DIC Corp.	46,724	66,626
Dowa Holdings Co., Ltd.	21,392	129,641
East Japan Railway Co.	28,535	2,053,541
Eisai Co., Ltd.	20,154	758,876
Electric Power Development Co., Ltd.	11,203	355,066
Elpida Memory, Inc.*	15,639	205,059
FamilyMart Co., Ltd.	4,504	145,007
Fanuc Ltd.	16,044	1,438,804
Fast Retailing Co., Ltd.	3,716	470,270
Fuji Electric Holdings Co., Ltd.	47,288	87,448
Fuji Heavy Industries Ltd.*	53,480	207,926
Fuji Media Holdings, Inc.	39	63,867
Fujifilm Holdings Corp.	39,068	1,170,756
Fujitsu Ltd.	149,742	979,207
Fukuoka Financial Group, Inc.	57,983	240,936
Furukawa Electric Co., Ltd.	47,288	192,281
GS Yuasa Corp.	30,963	282,846
Gunma Bank Ltd.	29,274	161,102
Hachijuni Bank Ltd.	32,088	178,733
Hakuhodo DY Holdings, Inc.	1,876	102,196
Hankyu Hanshin Holdings, Inc.	93,448	447,643
Hikari Tsushin, Inc.	2,084	45,527
Hino Motors Ltd.	20,830	79,129
Hirose Electric Co., Ltd.	2,366	266,740
Hiroshima Bank Ltd.	38,280	158,212
Hisamitsu Pharmaceutical Co., Inc.	5,067	205,469
Hitachi Chemical Co., Ltd.	8,388	171,376
Hitachi Construction Machinery Co., Ltd.	8,051	172,832
Hitachi High-Technologies Corp.	5,518	115,382
Hitachi Ltd.*	270,211	830,816
Hitachi Metals Ltd.	12,386	126,806
Hokkaido Electric Power Co., Inc.	14,468	301,078
Hokuhoku Financial Group, Inc.	97,952	229,153
Hokuriku Electric Power Co.	14,638	372,616
Honda Motor Co., Ltd.	135,704	4,180,043
HOYA Corp.	33,102	781,777
Ibiden Co., Ltd.	10,134	377,069
Idemitsu Kosan Co., Ltd.	1,690	139,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IHI Corp.*	105,834	$214,580
INPEX Corp.	65	554,671
Isetan Mitsukoshi Holdings Ltd.	27,348	314,107
Isuzu Motors Ltd.	95,138	201,373
Ito En Ltd.	5,011	92,779
ITOCHU Corp.	121,032	802,251
ITOCHU Techno-Solutions Corp.	2,534	78,054
Iyo Bank Ltd.	18,578	167,640
J. Front Retailing Co., Ltd.	39,068	235,457
Jafco Co., Ltd.	2,816	86,113
Japan Airlines Corp.*	68,679	100,993
Japan Petroleum Exploration Co.	2,310	117,861
Japan Prime Realty Investment Corp. (REIT)	46	111,816
Japan Real Estate Investment Corp. (REIT)	36	294,369
Japan Retail Fund Investment Corp. (REIT)	26	141,057
Japan Steel Works Ltd.	27,022	310,663
Japan Tobacco, Inc.	360	1,235,225
JFE Holdings, Inc.	40,476	1,388,805
JGC Corp.	16,326	333,922
Joyo Bank Ltd.	53,480	262,738
JS Group Corp.	20,323	356,584
JSR Corp.	14,018	287,341
JTEKT Corp.	15,482	180,406
Jupiter Telecommunications Co., Ltd.	182	175,988
Kajima Corp.	64,739	165,877
Kamigumi Co., Ltd.	19,704	160,898
Kaneka Corp.	23,644	169,892
Kansai Electric Power Co., Inc.	62,823	1,518,698
Kansai Paint Co., Ltd.	17,452	136,093
Kao Corp.	43,967	1,087,359
Kawasaki Heavy Industries Ltd.	114,840	291,690
Kawasaki Kisen Kaisha Ltd.*	46,162	171,247
KDDI Corp.	234	1,319,044
Keihin Electric Express Railway Co., Ltd.	35,466	300,670
Keio Corp.	49,347	336,988
Keisei Electric Railway Co., Ltd.	21,955	145,772
Keyence Corp.	3,449	736,944
Kikkoman Corp.	11,823	147,252
Kinden Corp.	10,696	89,486
Kintetsu Corp.	133,980	517,920
Kirin Holdings Co., Ltd.	66,991	1,026,899
Kobe Steel Ltd.*	202,095	353,466
Komatsu Ltd.	78,072	1,462,899
Konami Corp.	7,488	152,655
Konica Minolta Holdings, Inc.	37,436	354,905
Kubota Corp.	89,508	744,861
Kuraray Co., Ltd.	28,992	316,517
Kurita Water Industries Ltd.	8,614	308,997
Kyocera Corp.	13,004	1,206,743
Kyowa Hakko Kirin Co., Ltd.	20,267	256,710
Kyushu Electric Power Co., Inc.	31,188	707,042
Lawson, Inc.	5,180	240,635
Leopalace21 Corp.	10,022	80,498
Mabuchi Motor Co., Ltd.	2,252	114,651
Makita Corp.	9,346	296,731
Marubeni Corp.	135,668	684,650
Marui Group Co., Ltd.	19,986	143,163
Maruichi Steel Tube Ltd.	2,816	56,311
Matsui Securities Co., Ltd.	9,064	73,914
Mazda Motor Corp.*	68,679	153,785
McDonald’s Holdings Co. Japan Ltd.	5,180	$103,583
Mediceo Paltac Holdings Co., Ltd.	10,922	153,673
MEIJI Holdings Co. Ltd.*	5,318	226,903
Minebea Co., Ltd.	28,711	131,777
Mitsubishi Chemical Holdings Corp.	99,359	412,866
Mitsubishi Corp.	112,484	2,275,619
Mitsubishi Electric Corp.*	155,371	1,176,987
Mitsubishi Estate Co., Ltd.	100,011	1,573,169
Mitsubishi Gas Chemical Co., Inc.	28,711	156,085
Mitsubishi Heavy Industries Ltd.	248,256	940,311
Mitsubishi Logistics Corp.	9,008	109,081
Mitsubishi Materials Corp.*	87,819	242,624
Mitsubishi Motors Corp.*	279,218	460,361
Mitsubishi Rayon Co., Ltd.	43,347	148,731
Mitsubishi Tanabe Pharma Corp.	16,890	225,225
Mitsubishi UFJ Financial Group, Inc.	767,016	4,118,551
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,560	137,666
Mitsui & Co., Ltd.	140,454	1,836,941
Mitsui Chemicals, Inc.	47,288	168,575
Mitsui Engineering & Shipbuilding Co., Ltd.	56,858	147,584
Mitsui Fudosan Co., Ltd.	71,427	1,208,685
Mitsui Mining & Smelting Co., Ltd.*	46,162	118,278
Mitsui O.S.K. Lines Ltd.	94,575	560,507
Mitsui Sumitomo Insurance Group Holdings, Inc.	34,452	949,910
Mitsumi Electric Co., Ltd.	6,700	144,651
Mizuho Financial Group, Inc.	1,052,738	2,087,533
Mizuho Securities Co., Ltd.	42,222	153,808
Mizuho Trust & Banking Co., Ltd.*	112,588	119,154
Murata Manufacturing Co., Ltd.	17,171	814,888
Namco Bandai Holdings, Inc.	14,919	152,738
NEC Corp.*	149,742	470,420
NGK Insulators Ltd.	20,267	469,619
NGK Spark Plug Co., Ltd.	12,948	165,303
NHK Spring Co., Ltd.	14,075	116,188
Nidec Corp.	9,346	759,008
Nikon Corp.	26,459	483,994
Nintendo Co., Ltd.	8,139	2,085,412
Nippon Building Fund, Inc. (REIT)	42	374,779
Nippon Electric Glass Co., Ltd.	27,022	246,544
Nippon Express Co., Ltd.	66,427	270,104
Nippon Meat Packers, Inc.	14,075	180,945
Nippon Mining Holdings, Inc.	67,272	331,245
Nippon Oil Corp.	102,455	575,250
Nippon Paper Group, Inc.	6,700	193,316
Nippon Sheet Glass Co., Ltd.	48,414	161,802
Nippon Steel Corp.	419,567	1,533,092
Nippon Telegraph & Telephone Corp.	43,634	2,022,140
Nippon Yusen KK	84,442	326,423
Nipponkoa Insurance Co., Ltd.	55,976	350,454
Nishi-Nippon City Bank Ltd.	53,480	135,242
Nissan Chemical Industries Ltd.	10,696	154,187
Nissan Motor Co., Ltd.*	204,648	1,383,850
Nissay Dowa General Insurance Co., Ltd.	12,948	66,208
Nisshin Seifun Group, Inc.	14,638	204,816
Nisshin Steel Co., Ltd.	59,672	106,361
Nisshinbo Holdings, Inc.	10,134	107,815
Nissin Food Holdings Co., Ltd.	6,306	242,363
Nitori Co., Ltd.	3,125	266,320
Nitto Denko Corp.	13,911	426,171
NOK Corp.	9,064	135,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Holdings, Inc.	203,108	$1,251,253
Nomura Real Estate Holdings, Inc.	7,375	119,870
Nomura Real Estate Office Fund, Inc. (REIT)	23	152,966
Nomura Research Institute Ltd.	8,388	199,503
NSK Ltd.	39,970	248,018
NTN Corp.	33,214	137,644
NTT Data Corp.	97	310,780
NTT DoCoMo, Inc.	1,273	2,033,623
NTT Urban Development Corp.	94	86,288
Obayashi Corp.	50,666	221,821
Obic Co., Ltd.	548	92,732
Odakyu Electric Railway Co., Ltd.	50,103	452,108
OJI Paper Co., Ltd.	77,612	350,168
Olympus Corp.	17,452	462,717
Omron Corp.	17,444	329,194
Ono Pharmaceutical Co., Ltd.	7,375	383,682
Onward Holdings Co., Ltd.	10,696	79,596
Oracle Corp. Japan	3,040	135,465
Oriental Land Co., Ltd.	3,886	273,598
ORIX Corp.	8,361	510,425
Osaka Gas Co., Ltd.	162,868	571,530
OSAKA Titanium Technologies Co.	1,464	41,915
Otsuka Corp.	1,239	74,121
Panasonic Corp.	163,286	2,406,588
Panasonic Electric Works Co., Ltd.	31,526	376,844
Promise Co., Ltd.*	4,758	25,972
Rakuten, Inc.	564	375,728
Resona Holdings, Inc.	42,108	541,801
Ricoh Co., Ltd.	53,480	779,277
Rinnai Corp.	2,984	140,948
Rohm Co., Ltd.	7,826	547,511
Sankyo Co., Ltd.	3,998	250,306
Santen Pharmaceutical Co., Ltd.	5,631	207,011
Sanyo Electric Co., Ltd.*	138,483	328,601
Sapporo Hokuyo Holdings, Inc.	23,475	83,424
Sapporo Holdings Ltd.	19,704	100,534
SBI Holdings, Inc.	1,439	284,706
Secom Co., Ltd.	17,227	867,443
Sega Sammy Holdings, Inc.	14,075	183,140
Seiko Epson Corp.	10,922	163,772
Sekisui Chemical Co., Ltd.	33,214	193,146
Sekisui House Ltd.	39,970	360,672
Seven & I Holdings Co., Ltd.	63,612	1,523,598
Seven Bank Ltd.	44	108,817
Sharp Corp.	79,938	888,744
Shikoku Electric Power Co., Inc.	14,243	434,755
Shimadzu Corp.	19,140	138,595
Shimamura Co., Ltd.	1,746	171,361
Shimano, Inc.	5,236	226,321
Shimizu Corp.	43,910	172,676
Shin-Etsu Chemical Co., Ltd.	34,364	2,113,176
Shinko Electric Industries Co., Ltd.	5,406	96,298
Shinsei Bank Ltd.*	115,173	177,061
Shionogi & Co., Ltd.	24,207	573,050
Shiseido Co., Ltd.	29,022	505,982
Shizuoka Bank Ltd.	46,724	493,448
Showa Denko KK	88,382	180,181
Showa Shell Sekiyu KK	14,075	153,819
SMC Corp.	4,448	547,050
Softbank Corp.	60,572	1,331,349
Sojitz Corp.	92,042	175,338
Sompo Japan Insurance, Inc.	69,806	469,702
Sony Corp.	82,464	2,439,057
Sony Financial Holdings, Inc.	66	$189,622
Square Enix Holdings Co., Ltd.	5,124	138,710
Stanley Electric Co., Ltd.	11,484	232,840
Sumco Corp.	9,852	223,897
Sumitomo Chemical Co., Ltd.	140,158	583,959
Sumitomo Corp.	91,928	947,289
Sumitomo Electric Industries Ltd.	60,460	790,732
Sumitomo Heavy Industries Ltd.*	42,784	208,761
Sumitomo Metal Industries Ltd.	298,920	735,936
Sumitomo Metal Mining Co., Ltd.	42,784	702,541
Sumitomo Mitsui Financial Group, Inc.	75,446	2,630,713
Sumitomo Realty & Development Co., Ltd.	31,526	577,031
Sumitomo Rubber Industries Ltd.	13,736	129,609
Sumitomo Trust & Banking Co., Ltd.	117,092	622,212
Suruga Bank Ltd.	16,890	159,746
Suzuken Co., Ltd.	5,406	186,694
Suzuki Motor Corp.	28,936	675,329
T&D Holdings, Inc.	18,634	504,435
Taiheiyo Cement Corp.*	67,554	90,308
Taisei Corp.	73,183	145,119
Taisho Pharmaceutical Co., Ltd.	9,571	193,520
Taiyo Nippon Sanso Corp.	21,392	254,755
Takashimaya Co., Ltd.	21,955	175,611
Takeda Pharmaceutical Co., Ltd.	62,423	2,600,813
TDK Corp.	9,571	553,373
Teijin Ltd.	78,250	244,082
Terumo Corp.	13,850	762,201
THK Co., Ltd.	9,008	176,417
Tobu Railway Co., Ltd.	66,991	408,969
Toho Co., Ltd.	8,446	143,111
Toho Gas Co., Ltd.	36,592	167,133
Tohoku Electric Power Co., Inc.	34,959	778,900
Tokio Marine Holdings, Inc.	59,515	1,723,823
Tokuyama Corp.	31,452	230,551
Tokyo Broadcasting System Holdings, Inc.	3,040	51,714
Tokyo Electric Power Co., Inc.	101,258	2,656,521
Tokyo Electron Ltd.	13,736	876,815
Tokyo Gas Co., Ltd.	189,711	788,305
Tokyo Steel Manufacturing Co., Ltd.	8,276	101,416
Tokyo Tatemono Co., Ltd.	21,392	104,619
Tokyu Corp.	94,011	450,340
Tokyu Land Corp.	36,592	146,344
TonenGeneral Sekiyu KK	20,830	203,508
Toppan Printing Co., Ltd.	43,910	415,791
Toray Industries, Inc.	109,774	665,260
Toshiba Corp.*	322,683	1,693,129
Tosoh Corp.	41,095	103,922
TOTO Ltd.	20,267	126,887
Toyo Seikan Kaisha Ltd.	12,104	232,870
Toyo Suisan Kaisha Ltd.	6,756	182,890
Toyoda Gosei Co., Ltd.	4,842	141,595
Toyota Boshoku Corp.	5,292	104,407
Toyota Industries Corp.	14,018	384,943
Toyota Motor Corp.	226,336	9,001,499
Toyota Tsusho Corp.	16,214	244,569
Trend Micro, Inc.	8,982	335,205
Tsumura & Co.	4,504	162,568
Ube Industries Ltd.	77,123	202,763
Unicharm Corp.	3,498	332,011
UNY Co., Ltd.	13,511	101,146
Ushio, Inc.	9,064	158,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
USS Co., Ltd.	1,971	$117,472
West Japan Railway Co.	133	503,760
Yahoo! Japan Corp.	1,215	412,828
Yakult Honsha Co., Ltd.	7,207	192,288
Yamada Denki Co., Ltd.	7,672	519,643
Yamaguchi Financial Group, Inc.	15,763	163,486
Yamaha Corp.	12,779	151,187
Yamaha Motor Co., Ltd.	16,832	207,576
Yamato Holdings Co., Ltd.	34,836	572,418
Yamato Kogyo Co., Ltd.	3,154	88,895
Yamazaki Baking Co., Ltd.	9,571	129,653
Yaskawa Electric Corp.	19,140	138,169
Yokogawa Electric Corp.	17,903	158,557

		172,376,798

Luxembourg (1.0%)
ArcelorMittal S.A.	69,894	2,613,238
Millicom International Cellular S.A. (SDR)*	5,921	432,311
SES S.A. (FDR)	22,153	502,473
Tenaris S.A.	38,083	678,776
Tenaris S.A. (ADR)	233,395	8,313,530

		12,540,328

Mexico (0.0%)
Fresnillo plc	14,034	173,148

Netherlands (3.4%)
Aegon N.V.*	125,540	1,065,696
Akzo Nobel N.V.	19,108	1,183,758
ASML Holding N.V.	34,446	1,013,172
Corio N.V. (REIT)	4,504	310,631
European Aeronautic Defence and Space Co. N.V.	33,646	755,525
Fugro N.V. (CVA)	5,343	308,564
Heineken Holding N.V.	9,299	379,314
Heineken N.V.	19,567	902,094
ING Groep N.V. (CVA)*	160,438	2,864,279
James Hardie Industries N.V. (CDI)*	34,787	241,216
Koninklijke (Royal) KPN N.V.	140,824	2,335,858
Koninklijke Ahold N.V.	95,522	1,149,009
Koninklijke Boskalis Westminster N.V.	4,791	163,635
Koninklijke DSM N.V.	12,228	510,869
Koninklijke Philips Electronics N.V.	79,351	1,932,208
QIAGEN N.V.*	15,489	328,655
Randstad Holding N.V.*	8,558	369,627
Reed Elsevier N.V.	59,976	676,675
Royal Dutch Shell plc, Class A	289,038	8,238,452
Royal Dutch Shell plc, Class B	220,516	6,117,970
SBM Offshore N.V.	11,440	243,243
TNT N.V.	29,888	802,129
Unilever N.V. (N.Y. Shares)	67,440	1,946,318
Unilever N.V. (CVA)	344,657	9,933,248
Wolters Kluwer N.V.	21,872	467,133

		44,239,278

New Zealand (0.1%)
Auckland International Airport Ltd.	78,739	105,769
Contact Energy Ltd.*	24,194	100,644
Fletcher Building Ltd.	48,749	293,975
Sky City Entertainment Group Ltd.	42,135	98,897
Telecom Corp. of New Zealand Ltd.	145,337	279,200

		878,485

Norway (0.4%)
DnB NOR ASA*	58,716	680,061
Norsk Hydro ASA*	57,445	382,297
Orkla ASA	63,812	$601,541
Renewable Energy Corp. A/S*	26,003	228,243
StatoilHydro ASA	90,548	2,036,354
Telenor ASA*	67,055	776,645
Yara International ASA	14,726	463,494

		5,168,635

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	179,273	265,225
Banco Espirito Santo S.A. (Registered)	41,089	291,619
Brisa Auto-Estradas de Portugal S.A.	22,913	225,655
Cimpor Cimentos de Portugal SGPS S.A.	21,598	178,413
EDP - Energias de Portugal S.A.	150,162	687,785
Galp Energia SGPS S.A., Class B	14,382	248,762
Jeronimo Martins SGPS S.A.	17,699	155,010
Portugal Telecom SGPS S.A. (Registered)	45,704	483,884

		2,536,353

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	107,522	147,317
CapitaLand Ltd.	203,502	537,413
CapitaMall Trust (REIT)	181,267	238,060
City Developments Ltd.	38,280	280,446
ComfortDelgro Corp., Ltd.	143,550	164,069
Cosco Corp. (Singapore) Ltd.	72,056	61,383
DBS Group Holdings Ltd.	136,795	1,289,630
Fraser and Neave Ltd.	72,620	204,665
Golden Agri-Resources Ltd.*	497,298	151,804
Jardine Cycle & Carriage Ltd.	11,449	197,502
Keppel Corp., Ltd.	106,078	609,968
Neptune Orient Lines Ltd.	66,991	84,651
Olam International Ltd.	91,647	162,650
Oversea-Chinese Banking Corp., Ltd.	199,843	1,113,667
SembCorp Industries Ltd.	78,812	189,666
SembCorp Marine Ltd.	64,626	145,892
Singapore Airlines Ltd.	44,682	437,098
Singapore Airport Services	29,698	47,647
Singapore Exchange Ltd.	72,302	432,175
Singapore Press Holdings Ltd.	124,410	340,910
Singapore Technologies Engineering Ltd.	103,019	201,116
Singapore Telecommunications Ltd.	655,119	1,511,473
StarHub Ltd.	46,724	71,977
United Overseas Bank Ltd.	100,826	1,201,051
UOL Group Ltd.	40,532	98,981
Wilmar International Ltd.	102,455	459,671

		10,380,882

Spain (3.0%)
Abertis Infraestructuras S.A.	22,050	500,459
Acciona S.A.	2,186	297,496
Acerinox S.A.	10,683	229,648
ACS Actividades de Construccion y Servicios S.A.	11,223	585,322
Banco Bilbao Vizcaya Argentaria S.A.	290,605	5,158,365
Banco de Sabadell S.A.	71,175	526,498
Banco de Valencia S.A.	15,892	149,068
Banco Popular Espanol S.A.	69,886	700,534
Banco Santander S.A.	664,568	10,697,513
Bankinter S.A.	25,966	327,727
Cintra Concesiones de Infraestructuras de Transporte S.A.	18,273	212,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Criteria Caixacorp S.A.	70,389	$361,543
EDP Renovaveis S.A.*	16,656	183,167
Enagas S.A.	13,676	285,782
Fomento de Construcciones y Contratas S.A.	3,582	167,735
Gamesa Corp. Tecnologica S.A.	15,292	342,600
Gas Natural SDG S.A.	19,853	438,684
Gestevision Telecinco S.A.	8,478	106,942
Grifols S.A.	9,764	185,960
Grupo Ferrovial S.A.	4,710	225,312
Iberdrola Renovables S.A.	64,523	317,250
Iberdrola S.A.	297,373	2,917,753
Iberia Lineas Aereas de Espana S.A.*	38,290	119,123
Inditex S.A.	17,425	999,811
Indra Sistemas S.A.	7,523	187,590
Mapfre S.A.	57,907	259,045
Red Electrica Corporacion S.A.	8,466	433,234
Repsol YPF S.A.	60,177	1,637,036
Sacyr Vallehermoso S.A.	8,291	156,936
Telefonica S.A.	345,119	9,522,339
Zardoya Otis S.A.	11,104	240,973

		38,474,160

Sweden (1.5%)
Alfa Laval AB	27,849	326,773
Assa Abloy AB, Class B	26,240	426,459
Atlas Copco AB, Class A	55,256	711,769
Atlas Copco AB, Class B	29,804	339,879
Electrolux AB, Class B*	19,439	444,752
Getinge AB, Class B	16,034	269,098
Hennes & Mauritz AB, Class B	42,016	2,359,552
Holmen AB, Class B	4,060	111,818
Husqvarna AB, Class B*	35,093	243,640
Investor AB, Class B	37,476	684,060
Lundin Petroleum AB*	17,683	143,314
Nordea Bank AB	264,862	2,667,104
Sandvik AB	80,814	892,607
Scania AB, Class B	26,955	334,456
Securitas AB, Class B	23,398	225,879
Skandinaviska Enskilda Banken AB, Class A*	122,564	826,312
Skanska AB, Class B	33,425	490,490
SKF AB, Class B	30,310	476,083
SSAB AB, Class A	13,507	209,250
SSAB AB, Class B	7,135	100,812
Svenska Cellulosa AB, Class B	45,660	618,943
Svenska Handelsbanken AB, Class A	40,005	1,021,451
Swedbank AB, Class A*	33,249	317,164
Swedish Match AB	20,010	401,845
Tele2 AB, Class B	23,295	309,092
Telefonaktiebolaget LM Ericsson, Class B	243,627	2,446,282
TeliaSonera AB	179,886	1,181,805
Volvo AB, Class A	37,360	334,942
Volvo AB, Class B	89,212	825,403

		19,741,034

Switzerland (9.1%)
ABB Ltd. (Registered)*	309,125	6,204,574
ABB Ltd. (ADR)*	109,492	2,194,220
Actelion Ltd. (Registered)*	7,828	486,087
Adecco S.A. (Registered)	9,629	511,973
Aryzta AG*	6,030	244,389
Baloise Holding AG (Registered)	4,235	404,579
BKW FMB Energie AG	1,242	107,745
Cie Financiere Richemont S.A., Class A	41,691	$1,177,953
Credit Suisse Group AG (Registered)	91,857	5,096,765
Geberit AG (Registered)	3,197	491,134
Givaudan S.A. (Registered)	599	449,120
Holcim Ltd. (Registered)*	19,918	1,366,563
Kuehne & Nagel International AG (Registered)	4,125	358,445
Lindt & Spruengli AG	67	162,667
Lindt & Spruengli AG (Registered)	10	277,526
Logitech International S.A. (Registered)*	14,247	259,699
Lonza Group AG (Registered)	3,577	390,042
Nestle S.A. (Registered)	443,654	18,905,491
Nestle S.A. (Registered) (ADR)	100,935	4,308,915
Nobel Biocare Holding AG (Registered)	10,580	350,182
Novartis AG (Registered)	197,176	9,865,459
Novartis AG (ADR)	47,851	2,410,733
Pargesa Holding S.A.	2,017	174,198
Roche Holding AG	57,261	9,255,252
Schindler Holding AG	5,503	380,495
SGS S.A. (Registered)	366	492,685
Sonova Holding AG	3,928	396,098
STMicroelectronics N.V.	55,061	518,813
Straumann Holding AG (Registered)	629	162,819
Swatch Group AG	2,558	602,536
Swatch Group AG (Registered)	3,988	181,255
Swiss Life Holding AG (Registered)*	2,671	315,994
Swiss Reinsurance Co., Ltd.	27,677	1,249,378
Swisscom AG (Registered)	1,928	689,767
Syngenta AG (Registered)	7,859	1,805,682
Syngenta AG (ADR)	58,884	2,705,720
Transocean Ltd.*	246,677	21,098,284
UBS AG (Registered)*	291,160	5,329,832
Weatherford International Ltd.*	563,556	11,682,516
Xstrata plc*	156,174	2,302,463
Zurich Financial Services AG	12,023	2,859,857

		118,227,905

United Kingdom (13.8%)
3i Group plc	96,108	443,275
Admiral Group plc	15,024	277,803
AMEC plc	27,856	336,111
Anglo American plc*	107,598	3,427,118
Antofagasta plc	33,360	404,922
Associated British Foods plc	30,147	408,080
AstraZeneca plc	118,156	5,294,822
Autonomy Corp. plc*	16,743	435,885
Aviva plc	220,069	1,575,982
BAE Systems plc	612,698	3,419,308
Balfour Beatty plc	35,650	183,456
Barclays plc*	895,862	5,297,371
Berkeley Group Holdings plc*	9,990	141,454
BG Group plc	274,268	4,764,554
BHP Billiton plc	180,150	4,917,447
BP plc	1,526,367	13,489,680
British Airways plc*	46,347	163,323
British American Tobacco plc	353,821	11,099,961
British American Tobacco plc (ADR)	46,162	2,919,747
British Land Co. plc (REIT)	67,303	511,127
British Sky Broadcasting Group plc	90,995	831,096
BT Group plc	637,321	1,324,095
Bunzl plc	25,074	254,257
Burberry Group plc	33,060	266,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cable & Wireless plc	210,197	$482,054
Cadbury plc	181,165	2,324,917
Cadbury plc (ADR)	47,006	2,407,177
Cairn Energy plc*	10,771	479,745
Capita Group plc	50,167	579,260
Carnival plc	13,608	463,659
Carphone Warehouse Group plc	34,847	106,481
Centrica plc	418,065	1,681,017
Cobham plc	87,048	304,524
Compass Group plc	148,632	908,101
Diageo plc	539,598	8,278,642
Diageo plc (ADR)	7,038	432,767
Drax Group plc	29,140	219,578
Eurasian Natural Resources Corp.	24,016	336,411
Firstgroup plc	35,940	237,619
Friends Provident Group plc	182,000	241,998
G4S plc	101,226	356,874
GlaxoSmithKline plc	422,973	8,311,104
Hammerson plc (REIT)	58,895	371,127
Home Retail Group plc	70,322	305,575
HSBC Holdings plc	1,414,082	16,180,993
ICAP plc	43,614	294,629
Imperial Tobacco Group plc	83,492	2,412,464
Intercontinental Hotels Group plc	19,629	254,882
International Power plc	122,699	566,704
Invensys plc	61,171	284,581
Investec plc	32,437	237,423
J Sainsbury plc	95,762	497,387
Johnson Matthey plc	18,161	402,853
Kazakhmys plc	17,197	295,172
Kingfisher plc	186,427	634,311
Ladbrokes plc	47,054	140,924
Land Securities Group plc (REIT)	60,590	605,199
Legal & General Group plc	487,623	684,221
Liberty International plc (REIT)	35,405	271,596
Lloyds Banking Group plc*	1,335,282	2,212,938
London Stock Exchange Group plc	11,955	163,546
Lonmin plc*	12,581	336,580
Man Group plc	136,399	721,970
Marks & Spencer Group plc	126,441	731,702
National Grid plc	204,705	1,975,982
Next plc	16,369	468,789
Old Mutual plc	439,383	702,200
Pearson plc	66,176	815,403
Petrofac Ltd.	16,654	262,829
Prudential plc	207,789	1,997,449
Randgold Resources Ltd.	6,785	474,509
Reckitt Benckiser Group plc	49,641	2,426,027
Reed Elsevier plc	99,092	741,618
Rexam plc	84,586	352,823
Rio Tinto plc	312,084	13,309,332
Rio Tinto plc (ADR)	8,332	1,418,856
Rolls-Royce Group plc*	150,555	1,132,789
Rolls-Royce Group plc, Class C*†	14,221,406	22,728
Royal Bank of Scotland Group plc*	1,374,138	1,162,824
RSA Insurance Group plc	267,576	572,164
SABMiller plc	77,494	1,868,852
Sage Group plc	111,071	414,304
Schroders plc	9,876	172,512
Scottish & Southern Energy plc	75,750	1,420,032
Segro plc (REIT)	58,058	340,986
Serco Group plc	39,306	317,225
Severn Trent plc	18,018	279,460
Smith & Nephew plc	71,300	638,679
Smiths Group plc	31,069	$441,166
Standard Chartered plc	163,366	4,025,906
Standard Life plc	176,463	617,611
Tesco plc	641,978	4,099,805
Thomas Cook Group plc	32,014	118,852
Tomkins plc	65,955	198,796
TUI Travel plc	42,696	173,725
Tullow Oil plc	64,209	1,157,504
Unilever plc	104,394	2,966,367
United Utilities Group plc	52,835	385,545
Vedanta Resources plc	11,588	352,238
Vodafone Group plc	4,277,640	9,584,507
Whitbread plc	13,385	260,117
WM Morrison Supermarkets plc	187,559	831,200
Wolseley plc*	25,513	614,458
WPP plc	101,048	867,201

		178,928,972

United States (4.2%)
Bunge Ltd.	61,868	3,873,556
Cooper Industries plc, Class A	168,938	6,347,001
Foster Wheeler AG*	166,855	5,324,343
Noble Corp.	574,084	21,792,229
Schlumberger Ltd.	282,144	16,815,782
Synthes, Inc.	4,906	591,295

		54,744,206

Total Common Stocks (86.3%) (Cost $1,020,912,858)		1,122,147,689

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (10.2%)
iShares FTSE/Xinhua China 25 Index Fund	91,310	3,738,231
iShares MSCI Australia Index Fund	40,915	924,679
iShares MSCI Austria Investable Market Index Fund	123,537	2,710,402
iShares MSCI Belgium Investable Market Index Fund	223,297	2,900,628
iShares MSCI BRIC Index Fund	91,016	3,816,301
iShares MSCI Canada Index Fund	60,758	1,548,114
iShares MSCI EAFE Index Fund	715,066	39,114,110
iShares MSCI Emerging Markets Index Fund	192,632	7,495,311
iShares MSCI France Index Fund	165,167	4,289,387
iShares MSCI Germany Index Fund	408,710	9,069,275
iShares MSCI Hong Kong Index Fund	91,777	1,424,379
iShares MSCI Italy Index Fund	366,348	7,477,163
iShares MSCI Japan Index Fund	973,380	9,675,397
iShares MSCI Malaysia Index Fund	22,462	227,765
iShares MSCI Mexico Investable Market Index Fund	9,948	434,529
iShares MSCI Netherlands Investable Market Index Fund	137,093	2,747,344
iShares MSCI Pacific ex-Japan Index Fund	62,892	2,549,013
iShares MSCI Singapore Index Fund	104,726	1,125,804
iShares MSCI Spain Index Fund	66,321	3,318,039
iShares MSCI Sweden Index Fund	26,403	611,757
iShares MSCI Thailand Index Fund	5,518	229,935
iShares MSCI Turkey Index Fund	10,934	549,761
iShares S&P Europe 350 Index Fund	458,766	17,680,842
iShares S&P Latin America 40 Index Fund	17,047	731,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SPDR DJ EURO STOXX 50 Fund	170,964	$7,065,942
SPDR S&P Emerging Asia Pacific ETF	6,279	436,830
SPDR S&P Emerging Europe ETF	5,067	204,251

Total Investment Companies (10.2%) (Cost $111,180,249)		132,096,676

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
BNP Paribas, expiring 10/13/09*	67,936	147,133

Hong Kong (0.0%)
Genting Singapore plc, expiring 10/12/09*	60,347	13,495

Sweden (0.0%)
Swedbank AB, expiring 10/6/09*	28,249	55,717

Total Rights (0.0%) (Cost $72,019)		216,345

	Number of Warrants	Value (Note 1)
WARRANTS:
Italy (0.0%)
Mediobanca S.p.A., expiring 3/18/11*	37,580	2,671
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	46,836	5,579

		8,250

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12*	28,904	2,667

Total Warrants (0.0%) (Cost $—)		10,917

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.0%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $26,065,889)	$26,065,889	$26,065,889

Total Investments (98.5%) (Cost/Amortized Cost $1,158,231,015)		1,280,537,516
Other Assets Less Liabilities (1.5%)		19,900,408

Net Assets (100%)		$1,300,437,924

*	Non-income producing.

†	Securities (totaling $22,728 or 0.0% of net assets) at fair value.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

FDR — Finnish Depositary Receipt

CDI — Chess Depositary Interest

PPS — Price Protected Share

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	6.0%
Consumer Staples	9.1
Energy	15.1
Exchange Traded Funds	10.2
Financials	17.3
Health Care	5.3
Industrials	10.5
Information Technology	3.1
Materials	12.2
Telecommunication Services	3.7
Utilities	4.0
Cash and Other	3.5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
CAC40 10 Euro Index	5	December-09	$268,818	$276,171	$7,353
Dow Jones EURO Stoxx 50 Index	140	December-09	5,703,630	5,853,107	149,477
E-Mini MSCI EAFE Index	224	December-09	17,455,790	17,315,200	(140,590)
FTSE 100 Index	44	December-09	3,476,953	3,579,920	102,967
Hang Seng Index	5	October-09	669,950	674,028	4,078
SPI 200 Index	14	December-09	1,425,481	1,465,731	40,250
TOPIX Index	29	December-09	3,017,960	2,939,899	(78,061)

					$85,474

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 10/30/09	4,000	6,574	$6,391,853	$6,573,800	$(181,947)
European Union vs. U.S. Dollar, expiring 10/30/09	7,000	9,951	10,243,450	9,950,990	292,460
Japanese Yen vs. U.S. Dollar, expiring 10/30/09	450,000	4,805	5,014,034	4,805,485	208,549

					$319,062

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$—	$77,581,703	$—	$77,581,703
Consumer Staples	16,132,869	102,375,848	—	118,508,717
Energy	114,774,978	81,619,068	—	196,394,046
Financials	12,878,339	212,076,783	—	224,955,122
Health Care	2,410,733	66,993,709	—	69,404,442
Industrials	41,815,620	95,430,914	22,728	137,269,262
Information Technology	—	40,182,779	—	40,182,779
Materials	53,230,194	105,114,558	—	158,344,752
Telecommunication Services	—	47,738,773	—	47,738,773
Utilities	—	51,768,093	—	51,768,093
Forward Currency Contracts	—	501,009	—	501,009
Futures	304,125	—	—	304,125
Investment Companies
Exchange Traded Funds (ETFs)	132,096,676	—	—	132,096,676
Rights

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Consumer Discretionary	$—	$13,495	$—	$13,495
Financials	—	202,850	—	202,850
Short-Term Investments	—	26,065,889	—	26,065,889
Warrants
Consumer Staples	—	2,667	—	2,667
Financials	—	8,250	—	8,250

Total Asset	$373,643,534	$907,676,388	$22,728	$1,281,342,650

Liability:
Forward Currency Contracts	$—	$(181,947)	$—	$(181,947)
Futures	(218,651)	—	—	(218,651)

Total Liability	$(218,651)	$(181,947)	$—	$(400,598)

Total	$373,424,883	$907,494,441	$22,728	$1,280,942,052

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities- Financials	Investments in Securities- Industrials
Balance as of 12/31/08	$579,912	$9,923,219	$3,972,791
Total gains or losses (realized/unrealized) included in earnings	—	—	2,281
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	(579,912)	(9,923,219)	(3,952,344)

Balance as of 9/30/09	$—	$—	$22,728

	Investments in Securities- Materials	Investments in Securities Telecommunication Services
Balance as of 12/31/08	$721,990	$4,155,985
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(721,990)	(4,155,985)

Balance as of 9/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$(26,602)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$247,412,983
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,316,683,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,718,533
Aggregate gross unrealized depreciation	(56,613,565)

Net unrealized appreciation	$115,104,968

Federal income tax cost of investments	$1,165,432,548

The Portfolio has a net capital loss carryforward of $9,429,253 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.3%)
Cia de Bebidas das Americas (Preference) (ADR)	119,080	$9,795,521
Natura Cosmeticos S.A.	238,700	4,291,372
Petroleo Brasileiro S.A. (ADR)	195,770	8,985,843

		23,072,736

China (0.8%)
China Construction Bank Corp., Class H	7,140,000	5,702,750

Colombia (0.6%)
Bancolombia S.A. (ADR)	99,410	4,267,671

Cyprus (1.0%)
Bank of Cyprus PCL	910,890	6,931,345

Czech Republic (0.7%)
CEZ A/S	89,890	4,794,189

Denmark (0.9%)
Novo Nordisk A/S, Class B	106,570	6,672,343

Finland (2.0%)
Nokia Oyj	939,040	13,810,149

France (10.3%)
Air Liquide S.A.	74,165	8,438,157
Danone S.A.*	177,163	10,675,976
LVMH Moet Hennessy Louis Vuitton S.A.	192,470	19,357,871
Pernod-Ricard S.A.	140,155	11,130,550
Schneider Electric S.A.	114,221	11,576,483
Total S.A.	200,240	11,898,126

		73,077,163

Germany (8.3%)
Bayer AG	130,270	9,026,359
Beiersdorf AG	98,380	5,777,290
Deutsche Boerse AG	118,380	9,674,972
Linde AG	98,110	10,635,612
Merck KGaA	86,790	8,629,932
SAP AG	143,520	6,989,465
Symrise AG	412,998	7,874,819

		58,608,449

Greece (0.5%)
Coca Cola Hellenic Bottling Co. S.A.	142,169	3,784,302

Hong Kong (6.0%)
China Unicom Hong Kong Ltd.	9,454,000	13,394,097
Dairy Farm International Holdings Ltd.	972,900	5,817,942
Esprit Holdings Ltd.	1,219,400	8,181,728
Hengan International Group Co., Ltd.	618,000	3,735,886
Li & Fung Ltd.	2,816,000	11,354,765

		42,484,418

India (0.8%)
Infosys Technologies Ltd. (ADR)	118,840	5,762,552

Indonesia (0.9%)
PT Bank Rakyat Indonesia	8,423,500	6,536,601

Ireland (2.8%)
Accenture plc, Class A	331,020	12,337,115
Julius Baer Holding AG (Registered)	150,703	$7,525,698

		19,862,813

Israel (1.6%)
Nice Systems Ltd. (ADR)*	149,560	4,552,607
Teva Pharmaceutical Industries Ltd. (ADR)	129,620	6,553,587

		11,106,194

Italy (1.6%)
Saipem S.p.A.	367,240	11,059,705

Japan (11.4%)
Aeon Credit Service Co., Ltd.	499,300	5,028,321
Canon, Inc.	194,200	7,853,239
Daiwa Securities Group, Inc.	1,151,000	5,936,757
Hisamitsu Pharmaceutical Co., Inc.	116,800	4,736,278
HOYA Corp.	249,900	5,901,944
INPEX Corp.	2,037	17,382,521
Keyence Corp.	20,800	4,444,316
Lawson, Inc.	99,200	4,608,299
Santen Pharmaceutical Co., Ltd.	149,200	5,484,989
Shin-Etsu Chemical Co., Ltd.	124,600	7,662,140
Tokyo Electron Ltd.	87,200	5,566,267
Trend Micro, Inc.	500	18,660
Unicharm Corp.	66,200	6,283,340

		80,907,071

Mexico (1.0%)
Grupo Televisa S.A. (ADR)	397,430	7,388,224

Netherlands (1.5%)
Akzo Nobel N.V.	172,430	10,682,197

Peru (0.6%)
Credicorp Ltd.	50,480	3,925,325

Philippines (1.0%)
Philippine Long Distance Telephone Co.	145,080	7,379,544

Russia (2.2%)
Gazprom OAO (ADR)	649,550	15,355,362

South Africa (0.9%)
MTN Group Ltd.†	417,600	6,639,857

South Korea (1.8%)
Amorepacific Corp.	6,074	4,350,907
Samsung Electronics Co., Ltd.	11,569	8,002,321

		12,353,228

Spain (2.5%)
Inditex S.A.	93,170	5,345,904
Telefonica S.A.	434,970	12,001,459

		17,347,363

Switzerland (10.8%)
Cie Financiere Richemont S.A., Class A	283,641	8,014,097
Nestle S.A. (Registered)	574,120	24,465,057
Roche Holding AG	96,910	15,663,828
Sonova Holding AG	66,719	6,727,912
Swatch Group AG	32,288	7,605,424
UBS AG (Registered)*	775,751	14,200,518

		76,676,836

Taiwan (2.5%)
Acer, Inc.	3,226,160	8,228,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	885,928	$9,709,771

		17,938,747

United Kingdom (16.1%)
Aberdeen Asset Management plc	1,915,990	4,593,059
ARM Holdings plc	2,576,860	5,913,748
BHP Billiton plc	671,490	18,329,261
Capita Group plc	269,702	3,114,150
HSBC Holdings plc	1,115,403	12,763,282
ICAP plc	589,310	3,981,013
IG Group Holdings plc	737,050	3,924,818
Intertek Group plc	412,450	8,364,702
Reckitt Benckiser Group plc	272,260	13,305,735
Reed Elsevier plc	1,104,150	8,263,609
SSL International plc	334,970	3,426,127
Standard Chartered plc	246,071	6,064,044
Tesco plc	1,106,940	7,069,148
WPP plc	1,687,045	14,478,331

		113,591,027

United States (1.7%)
Synthes, Inc.	102,020	12,295,955

Total Common Stocks (96.1%) (Cost $546,959,054)		680,014,116

	Number of Warrants	Value (Note 1)
WARRANT:
Luxembourg (1.8%)
Housing Development Finance Corp., expiring 1/18/11*§ (Cost $9,483,672)	217,250	12,540,474

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (2.7%)
HSBC USA, Inc.
0.10%, 10/1/09(p)	$15,331,000	15,330,958
JPMorgan Chase & Co.
0.05%, 10/1/09(p)	4,103,000	4,102,994

Total Commercial Paper		19,433,952

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 10/1/09	408	408

Total Short-Term Investments (2.7%) (Cost/Amortized Cost $19,434,408)		19,434,360

Total Investments (100.6%) (Cost/Amortized Cost $575,877,134)		711,988,950
Other Assets Less Liabilities (-0.6%)		(4,136,715)

Net Assets (100%)		$707,852,235

*	Non-income producing.

†	Securities (totaling $6,639,857 or 0.9% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $12,540,474 or 1.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	12.7%
Consumer Staples	16.3
Energy	9.1
Financials	16.0
Health Care	11.2
Industrials	3.3
Information Technology	14.0
Materials	9.0
Telecommunication Services	5.6
Utilities	0.7
Cash and Other	2.1

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$7,388,224	$82,601,729	$—	$89,989,953
Consumer Staples	14,198,255	100,893,070	—	115,091,325
Energy	24,341,205	40,340,352	—	64,681,557
Financials	8,192,996	92,863,178	—	101,056,174
Health Care	6,553,587	72,663,723	—	79,217,310
Industrials	—	23,055,335	—	23,055,335
Information Technology	32,362,045	66,729,085	—	99,091,130
Materials	—	63,622,186	—	63,622,186
Telecommunication Services	—	32,775,100	6,639,857	39,414,957
Utilities	—	4,794,189	—	4,794,189
Short-Term Investments	—	19,434,360	—	19,434,360
Warrants
Financials	—	12,540,474	—	12,540,474

Total Asset	$93,036,312	$612,312,781	$6,639,857	$711,988,950

Total Liability	$—	$—	$—	$—

Total	$93,036,312	$612,312,781	$6,639,857	$711,988,950

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities- Telecommunication Services
Balance as of 12/31/08	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	6,639,857

Balance as of 9/30/09	$6,639,857

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$285,919

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$485,930,425
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$248,888,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,166,529
Aggregate gross unrealized depreciation	(10,534,266)

Net unrealized appreciation	$128,632,263

Federal income tax cost of investments	$583,356,687

The Portfolio has a net capital loss carryforward of $33,663,578 of which $88,235 expires in the year 2009, $26,353 expires in the year 2010, and $33,548,990 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (1.0%)
Johnson Controls, Inc.	130,940	$3,346,826

Hotels, Restaurants & Leisure (1.4%)
International Game Technology	78,890	1,694,557
Royal Caribbean Cruises Ltd.*	61,985	1,492,599
Starwood Hotels & Resorts Worldwide, Inc.	50,470	1,667,024

		4,854,180

Household Durables (0.4%)
Lennar Corp., Class A	106,080	1,511,640

Media (4.7%)
Historic TW, Inc.	171,575	4,937,928
Time Warner Cable, Inc.	126,300	5,442,267
Walt Disney Co.	222,810	6,118,363

		16,498,558

Multiline Retail (0.3%)
Kohl’s Corp.*	15,600	889,980

Specialty Retail (0.8%)
Staples, Inc.	120,500	2,798,010

Textiles, Apparel & Luxury Goods (0.3%)
Polo Ralph Lauren Corp.	15,480	1,186,078

Total Consumer Discretionary		31,085,272

Consumer Staples (5.7%)
Beverages (1.0%)
Coca-Cola Co.	67,350	3,616,695

Food & Staples Retailing (2.6%)
CVS Caremark Corp.	179,500	6,415,330
Sysco Corp.	40,910	1,016,614
Wal-Mart Stores, Inc.	36,700	1,801,603

		9,233,547

Food Products (0.7%)
General Mills, Inc.	38,885	2,503,416

Household Products (1.4%)
Procter & Gamble Co.	82,460	4,776,083

Total Consumer Staples		20,129,741

Energy (18.3%)
Energy Equipment & Services (1.9%)
Halliburton Co.	125,110	3,392,983
Schlumberger Ltd.	51,795	3,086,982

		6,479,965

Oil, Gas & Consumable Fuels (16.4%)
Anadarko Petroleum Corp.	76,325	4,787,867
Apache Corp.	76,655	7,039,229
Chevron Corp.	184,900	13,022,507
ConocoPhillips	137,200	6,195,952
Devon Energy Corp.	67,790	4,564,301
Exxon Mobil Corp.	159,520	10,944,667
Hess Corp.	11,980	640,451
Occidental Petroleum Corp.	111,035	8,705,144
Williams Cos., Inc.	84,205	$1,504,743

		57,404,861

Total Energy		63,884,826

Financials (23.8%)
Capital Markets (6.9%)
Bank of New York Mellon Corp.	26,800	776,932
Goldman Sachs Group, Inc.	62,875	11,591,006
Morgan Stanley	241,470	7,456,594
State Street Corp.	83,370	4,385,262

		24,209,794

Commercial Banks (4.3%)
BB&T Corp.	119,500	3,255,180
PNC Financial Services Group, Inc.	15,700	762,863
SunTrust Banks, Inc.	58,300	1,314,665
U.S. Bancorp	46,290	1,011,900
Wells Fargo & Co.	311,135	8,767,784

		15,112,392

Consumer Finance (1.6%)
Capital One Financial Corp.	92,430	3,302,524
SLM Corp.*	244,205	2,129,467

		5,431,991

Diversified Financial Services (4.6%)
Bank of America Corp.	739,632	12,514,573
Citigroup, Inc.	760,100	3,678,884

		16,193,457

Insurance (4.5%)
ACE Ltd.*	81,760	4,370,890
Aflac, Inc.	25,500	1,089,870
Assurant, Inc.	68,615	2,199,797
Genworth Financial, Inc., Class A	97,400	1,163,930
Lincoln National Corp.	48,600	1,259,226
Prudential Financial, Inc.	82,490	4,117,076
RenaissanceReinsurance Holdings Ltd.	24,615	1,347,917

		15,548,706

Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	55,520	3,017,512
Vornado Realty Trust (REIT)	4,575	294,674

		3,312,186

Thrifts & Mortgage Finance (1.0%)
MGIC Investment Corp.*	190,325	1,410,308
New York Community Bancorp, Inc.	171,300	1,956,246

		3,366,554

Total Financials		83,175,080

Health Care (9.8%)
Biotechnology (0.5%)
Celgene Corp.*	30,260	1,691,534

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	23,000	1,311,230
Covidien plc	32,660	1,412,872

		2,724,102

Health Care Providers & Services (2.0%)
Aetna, Inc.	76,480	2,128,438
McKesson Corp.	37,480	2,231,934
WellPoint, Inc.*	54,355	2,574,253

		6,934,625

Pharmaceuticals (6.5%)
Abbott Laboratories, Inc.	59,375	2,937,281
Bristol-Myers Squibb Co.	134,400	3,026,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	278,180	$8,798,834
Pfizer, Inc.	490,595	8,119,347

		22,882,150

Total Health Care		34,232,411

Industrials (9.4%)
Aerospace & Defense (1.7%)
Honeywell International, Inc.	39,075	1,451,636
Precision Castparts Corp.	20,730	2,111,765
United Technologies Corp.	38,230	2,329,354

		5,892,755

Electrical Equipment (0.7%)
Cooper Industries plc, Class A	61,400	2,306,798

Industrial Conglomerates (2.3%)
General Electric Co.	320,880	5,268,850
Textron, Inc.	48,300	916,734
Tyco International Ltd.	54,210	1,869,161

		8,054,745

Machinery (2.3%)
Eaton Corp.	40,440	2,288,499
Joy Global, Inc.	41,270	2,019,754
Kennametal, Inc.	38,600	949,946
Parker Hannifin Corp.	56,620	2,935,181

		8,193,380

Road & Rail (2.1%)
CSX Corp.	24,430	1,022,640
Norfolk Southern Corp.	72,895	3,142,503
Union Pacific Corp.	52,680	3,073,878

		7,239,021

Trading Companies & Distributors (0.3%)
GATX Corp.	37,000	1,034,150

Total Industrials		32,720,849

Information Technology (9.4%)
Communications Equipment (1.0%)
Cisco Systems, Inc.*	152,885	3,598,913

Computers & Peripherals (2.5%)
Hewlett-Packard Co.	187,380	8,846,210

Electronic Equipment, Instruments & Components (1.6%)
Avnet, Inc.*	67,400	1,750,378
Corning, Inc.	254,640	3,898,538

		5,648,916

Internet Software & Services (0.5%)
Google, Inc., Class A*	3,480	1,725,558

Semiconductors & Semiconductor Equipment (1.5%)
Analog Devices, Inc.	31,600	871,528
Applied Materials, Inc.	145,300	1,947,020
National Semiconductor Corp.	159,640	2,278,063

		5,096,611

Software (2.3%)
Microsoft Corp.	160,535	4,156,251
Symantec Corp.*	229,085	3,773,030

		7,929,281

Total Information Technology		32,845,489

Materials (3.8%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.	37,105	2,878,606
Dow Chemical Co.	233,450	6,086,041
PPG Industries, Inc.	17,800	$1,036,138

		10,000,785

Containers & Packaging (0.5%)
Ball Corp.	33,595	1,652,874

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.	22,477	1,542,147

Total Materials		13,195,806

Telecommunication Services (4.8%)
Diversified Telecommunication Services (4.2%)
Verizon Communications, Inc.	482,050	14,591,654

Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.*	533,600	2,107,720

Total Telecommunication Services		16,699,374

Utilities (4.7%)
Electric Utilities (2.8%)
Edison International	83,695	2,810,478
Entergy Corp.	13,100	1,046,166
NV Energy, Inc.	262,015	3,036,754
Southern Co.	88,300	2,796,461

		9,689,859

Multi-Utilities (1.9%)
CMS Energy Corp.	104,240	1,396,816
PG&E Corp.	84,570	3,424,239
Public Service Enterprise Group, Inc.	58,560	1,841,127

		6,662,182

Total Utilities		16,352,041

Total Common Stocks (98.6%) (Cost $312,697,370)		344,320,889

CONVERTIBLE PREFERRED STOCK:
Materials (0.5%)
Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.
6.750%	18,170	1,871,510

Total Convertible Preferred Stocks (0.5%) (Cost $1,173,907)		1,871,510

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.6%)
Federal Farm Credit Bank
0.01%, 10/1/09 (o)(p)
(Cost $2,038,000)	$2,038,000	2,037,999

Total Investments (99.7%) (Cost $315,909,277)		348,230,398
Other Assets Less Liabilities (0.3%)		1,108,594

Net Assets (100%)		$349,338,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2009.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$31,085,272	$—	$—	$31,085,272
Consumer Staples	20,129,741	—	—	20,129,741
Energy	63,884,826	—	—	63,884,826
Financials	83,175,080	—	—	83,175,080
Health Care	34,232,411	—	—	34,232,411
Industrials	32,720,849	—	—	32,720,849
Information Technology	32,845,489	—	—	32,845,489
Materials	13,195,806	—	—	13,195,806
Telecommunication Services	16,699,374	—	—	16,699,374
Utilities	16,352,041	—	—	16,352,041
Convertible Preferred Stocks
Materials	1,871,510	—	—	1,871,510
Short-Term Investments	—	2,037,999	—	2,037,999

Total Asset	$346,192,399	$2,037,999	$—	$348,230,398

Total Liability	$—	$—	$—	$—

Total	$346,192,399	$2,037,999	$—	$348,230,398

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$204,576,597
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$220,657,069

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,796,234
Aggregate gross unrealized depreciation	(30,448,410)

Net unrealized appreciation	$16,347,824

Federal income tax cost of investments	$331,882,574

For the nine months ended September 30, 2009, the Portfolio incurred approximately $4,170 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $80,705,860 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.8%)
Goodyear Tire & Rubber Co.*	8,359	$142,354
Johnson Controls, Inc.	178,327	4,558,038

		4,700,392

Automobiles (0.2%)
Ford Motor Co.*	113,723	819,943
Harley-Davidson, Inc.	8,541	196,443

		1,016,386

Distributors (0.0%)
Genuine Parts Co.	5,814	221,281

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	4,353	320,685
DeVry, Inc.	2,224	123,032
H&R Block, Inc.	12,036	221,222

		664,939

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	15,482	515,241
Darden Restaurants, Inc.	5,168	176,384
International Game Technology	10,623	228,182
Marriott International, Inc., Class A	8,602	237,329
McDonald’s Corp.	38,473	2,195,654
Starbucks Corp.*	26,195	540,927
Starwood Hotels & Resorts Worldwide, Inc.	6,827	225,496
Wyndham Worldwide Corp.	5,944	97,006
Wynn Resorts Ltd.*	2,248	159,360
Yum! Brands, Inc.	16,621	561,125

		4,936,704

Household Durables (0.2%)
Black & Decker Corp.	2,084	96,468
D.R. Horton, Inc.	10,280	117,295
Fortune Brands, Inc.	5,407	232,393
Harman International Industries, Inc.	2,508	84,971
KB Home	2,268	37,672
Leggett & Platt, Inc.	5,833	113,160
Lennar Corp., Class A	4,257	60,662
Newell Rubbermaid, Inc.	9,185	144,113
Pulte Homes, Inc.	11,200	123,088
Whirlpool Corp.	2,743	191,900

		1,201,722

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	11,660	1,088,578
Expedia, Inc.*	7,255	173,757

		1,262,335

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	8,068	38,565
Hasbro, Inc.	4,427	122,849
Mattel, Inc.	13,133	242,435

		403,849

Media (2.5%)
CBS Corp., Class B	23,626	284,693
Comcast Corp., Class A	102,378	1,729,164
DIRECTV Group, Inc.*	15,611	430,551
Gannett Co., Inc.	6,851	85,706
Historic TW, Inc.	41,705	1,200,270
Interpublic Group of Cos., Inc.*	17,536	131,871
McGraw-Hill Cos., Inc.	11,191	281,342
Meredith Corp.	1,508	45,150
New York Times Co., Class A	2,922	23,727
News Corp., Class A	78,944	946,539
Omnicom Group, Inc.	11,028	$407,374
Scripps Networks Interactive, Inc., Class A	3,352	123,856
Time Warner Cable, Inc.	12,777	550,561
Viacom, Inc., Class B*	222,275	6,232,591
Walt Disney Co.	66,163	1,816,836
Washington Post Co., Class B	236	110,467

		14,400,698

Multiline Retail (0.5%)
Big Lots, Inc.*	3,177	79,488
Family Dollar Stores, Inc.	5,251	138,626
J.C. Penney Co., Inc.	8,323	280,901
Kohl’s Corp.*	11,038	629,718
Macy’s, Inc.	14,803	270,747
Nordstrom, Inc.	5,524	168,703
Sears Holdings Corp.*	1,944	126,963
Target Corp.	26,463	1,235,293

		2,930,439

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	3,337	109,721
AutoNation, Inc.*	3,798	68,668
AutoZone, Inc.*	1,071	156,602
Bed Bath & Beyond, Inc.*	9,241	346,907
Best Buy Co., Inc.	12,271	460,408
GameStop Corp., Class A*	5,957	157,682
Gap, Inc.	16,243	347,600
Home Depot, Inc.	60,252	1,605,113
Limited Brands, Inc.	9,360	159,026
Lowe’s Cos., Inc.	305,707	6,401,505
Office Depot, Inc.*	11,471	75,938
O’Reilly Automotive, Inc.*	4,674	168,918
RadioShack Corp.	4,919	81,508
Sherwin-Williams Co.	3,578	215,252
Staples, Inc.	25,819	599,517
Tiffany & Co.	4,587	176,737
TJX Cos., Inc.	14,724	546,997

		11,678,099

Textile, Apparel & Luxury Goods (0.3%)
Coach, Inc.	11,578	381,148
NIKE, Inc., Class B	13,940	901,918
Polo Ralph Lauren Corp.	2,084	159,676
VF Corp.	3,191	231,124

		1,673,866

Total Consumer Discretionary		45,090,710

Consumer Staples (9.0%)
Beverages (2.7%)
Brown-Forman Corp., Class B	3,457	166,697
Coca-Cola Co.	81,907	4,398,406
Coca-Cola Enterprises, Inc.	11,619	248,763
Constellation Brands, Inc., Class A*	7,063	107,004
Dr. Pepper Snapple Group, Inc.*	9,332	268,295
Molson Coors Brewing Co., Class B	5,355	260,681
Pepsi Bottling Group, Inc.	4,893	178,301
PepsiCo, Inc.	172,499	10,118,791

		15,746,938

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	15,322	865,080
CVS Caremark Corp.	252,548	9,026,066
Kroger Co.	23,554	486,155
Safeway, Inc.	14,880	293,434
SUPERVALU, Inc.	6,949	104,652
Sysco Corp.	20,702	514,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreen Co.	35,550	$1,332,058
Wal-Mart Stores, Inc.	76,294	3,745,272
Whole Foods Market, Inc.*	5,202	158,609

		16,525,771

Food Products (0.9%)
Archer-Daniels-Midland Co.	22,884	668,671
Campbell Soup Co.	6,575	214,477
ConAgra Foods, Inc.	15,677	339,877
Dean Foods Co.*	6,674	118,730
General Mills, Inc.	11,585	745,842
H.J. Heinz Co.	11,412	453,627
Hershey Co.	5,919	230,012
Hormel Foods Corp.	2,450	87,024
J.M. Smucker Co.	4,172	221,158
Kellogg Co.	8,853	435,833
Kraft Foods, Inc., Class A	52,119	1,369,166
McCormick & Co., Inc. (Non- Voting)	4,592	155,853
Sara Lee Corp.	25,294	281,775
Tyson Foods, Inc., Class A	11,173	141,115

		5,463,160

Household Products (1.5%)
Clorox Co.	4,851	285,336
Colgate-Palmolive Co.	17,769	1,355,419
Kimberly-Clark Corp.	14,683	866,003
Procter & Gamble Co.	103,255	5,980,530

		8,487,288

Personal Products (0.1%)
Avon Products, Inc.	15,010	509,740
Estee Lauder Cos., Inc., Class A	4,298	159,370

		669,110

Tobacco (0.9%)
Altria Group, Inc.	73,346	1,306,292
Lorillard, Inc.	5,894	437,924
Philip Morris International, Inc.	68,368	3,332,256
Reynolds American, Inc.	6,022	268,100

		5,344,572

Total Consumer Staples		52,236,839

Energy (9.8%)
Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	10,777	459,747
BJ Services Co.	10,407	202,208
Cameron International Corp.*	7,648	289,247
Diamond Offshore Drilling, Inc.	2,562	244,722
ENSCO International, Inc.	4,824	205,213
FMC Technologies, Inc.*	4,538	237,065
Halliburton Co.	278,343	7,548,662
Nabors Industries Ltd.*	10,207	213,326
National Oilwell Varco, Inc.*	15,075	650,185
Rowan Cos., Inc.	4,444	102,523
Schlumberger Ltd.	42,431	2,528,888
Smith International, Inc.	7,588	217,776

		12,899,562

Oil, Gas & Consumable Fuels (7.5%)
Anadarko Petroleum Corp.	17,279	1,083,912
Apache Corp.	12,018	1,103,613
Cabot Oil & Gas Corp.	3,577	127,878
Chesapeake Energy Corp.	22,465	638,006
Chevron Corp.	70,884	4,992,360
ConocoPhillips	52,536	2,372,526
Consol Energy, Inc.	6,504	293,395
Denbury Resources, Inc.*	8,604	130,179
Devon Energy Corp.	15,632	1,052,503
El Paso Corp.	25,348	261,591
EOG Resources, Inc.	8,919	$744,826
Exxon Mobil Corp.	170,046	11,666,856
Hess Corp.	10,231	546,949
Marathon Oil Corp.	203,098	6,478,826
Massey Energy Co.	3,006	83,837
Murphy Oil Corp.	6,630	381,689
Noble Energy, Inc.	6,323	417,065
Occidental Petroleum Corp.	97,371	7,633,886
Peabody Energy Corp.	9,463	352,213
Pioneer Natural Resources Co.	3,805	138,083
Range Resources Corp.	5,533	273,109
Southwestern Energy Co.*	12,451	531,409
Spectra Energy Corp.	22,929	434,275
Sunoco, Inc.	4,421	125,778
Tesoro Corp.	5,311	79,559
Valero Energy Corp.	19,593	379,908
Williams Cos., Inc.	20,590	367,943
XTO Energy, Inc.	20,477	846,110

		43,538,284

Total Energy		56,437,846

Financials (14.9%)
Capital Markets (2.7%)
Ameriprise Financial, Inc.	9,288	337,433
Bank of New York Mellon Corp.	237,481	6,884,574
Charles Schwab Corp.	33,688	645,125
E*TRADE Financial Corp.*	36,703	64,230
Federated Investors, Inc., Class B	3,379	89,104
Franklin Resources, Inc.	5,400	543,240
Goldman Sachs Group, Inc.	17,980	3,314,613
Invesco Ltd.	15,143	344,655
Janus Capital Group, Inc.	6,564	93,078
Legg Mason, Inc.	5,242	162,659
Morgan Stanley	47,815	1,476,527
Northern Trust Corp.	8,518	495,407
State Street Corp.	17,401	915,293
T. Rowe Price Group, Inc.	9,155	418,383

		15,784,321

Commercial Banks (3.5%)
BB&T Corp.	184,387	5,022,702
Comerica, Inc.	5,535	164,223
Fifth Third Bancorp	28,054	284,187
First Horizon National Corp.*	8,025	106,173
Huntington Bancshares, Inc./Ohio	20,165	94,977
KeyCorp	27,256	177,164
M&T Bank Corp.	2,853	177,799
Marshall & Ilsley Corp.	11,601	93,620
PNC Financial Services Group, Inc.	16,345	794,204
Regions Financial Corp.	39,901	247,785
SunTrust Banks, Inc.	17,748	400,217
U.S. Bancorp	67,822	1,482,589
Wells Fargo & Co.	394,427	11,114,953
Zions Bancorp.	4,406	79,176

		20,239,769

Consumer Finance (1.2%)
American Express Co.	42,416	1,437,902
Capital One Financial Corp.	139,447	4,982,441
Discover Financial Services	18,842	305,806
SLM Corp.*	17,278	150,664

		6,876,813

Diversified Financial Services (3.7%)
Bank of America Corp.	305,928	5,176,302
Citigroup, Inc.	460,034	2,226,565
CME Group, Inc.	2,335	719,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IntercontinentalExchange, Inc.*	2,592	$251,916
JPMorgan Chase & Co.	276,231	12,104,442
Leucadia National Corp.*	6,436	159,098
Moody’s Corp.	6,547	133,952
NASDAQ OMX Group, Inc.*	4,874	102,598
NYSE Euronext	9,541	275,639

		21,150,136

Insurance (3.1%)
ACE Ltd.*	93,442	4,995,409
Aflac, Inc.	16,467	703,800
Allstate Corp.	18,754	574,247
American International Group, Inc.*	4,966	219,050
Aon Corp.	110,100	4,479,969
Assurant, Inc.	4,354	139,589
Chubb Corp.	12,487	629,470
Cincinnati Financial Corp.	6,112	158,851
Genworth Financial, Inc., Class A	14,977	178,975
Hartford Financial Services Group, Inc.	13,308	352,662
Lincoln National Corp.	10,795	279,698
Loews Corp.	12,767	437,270
Marsh & McLennan Cos., Inc.	18,855	466,284
MBIA, Inc.*	4,897	38,001
MetLife, Inc.	28,971	1,102,926
Principal Financial Group, Inc.	10,928	299,318
Progressive Corp.*	24,739	410,173
Prudential Financial, Inc.	16,657	831,351
Torchmark Corp.	3,165	137,456
Travelers Cos., Inc.	19,877	978,545
Unum Group	11,746	251,834
XL Capital Ltd., Class A	11,754	205,225

		17,870,103

Real Estate Investment Trusts (REITs) (0.6%)
Apartment Investment & Management Co. (REIT), Class A	3,637	53,646
AvalonBay Communities, Inc. (REIT)	2,911	211,717
Boston Properties, Inc. (REIT)	4,832	316,738
Developers Diversified Realty Corp. (REIT)	224	2,070
Equity Residential (REIT)	9,831	301,812
HCP, Inc. (REIT)	10,061	289,153
Health Care REIT, Inc. (REIT)	4,156	172,973
Host Hotels & Resorts, Inc. (REIT)	21,836	257,010
Kimco Realty Corp. (REIT)	11,652	151,942
Plum Creek Timber Co., Inc. (REIT)	5,807	177,926
ProLogis (REIT)	16,635	198,289
Public Storage (REIT)	4,445	334,442
Simon Property Group, Inc. (REIT)	10,269	712,977
Ventas, Inc. (REIT)	5,751	221,413
Vornado Realty Trust (REIT)	5,728	368,922

		3,771,030

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	7,787	91,419

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	16,139	212,228
People’s United Financial, Inc.	12,383	192,679

		404,907

Total Financials		86,188,498

Health Care (12.5%)
Biotechnology (1.0%)
Amgen, Inc.*	35,909	2,162,799
Biogen Idec, Inc.*	10,364	$523,589
Celgene Corp.*	16,322	912,400
Cephalon, Inc.*	2,770	161,325
Genzyme Corp.*	9,562	542,452
Gilead Sciences, Inc.*	31,890	1,485,436

		5,788,001

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	21,197	1,208,441
Becton, Dickinson and Co.	8,408	586,458
Boston Scientific Corp.*	53,131	562,657
C.R. Bard, Inc.	3,496	274,821
CareFusion Corp.*	6,538	142,528
Covidien plc	117,495	5,082,834
DENTSPLY International, Inc.	5,099	176,119
Hospira, Inc.*	5,817	259,438
Intuitive Surgical, Inc.*	1,388	364,003
Medtronic, Inc.	39,022	1,436,010
St. Jude Medical, Inc.*	12,512	488,093
Stryker Corp.	9,824	446,304
Varian Medical Systems, Inc.*	4,674	196,916
Zimmer Holdings, Inc.*	7,678	410,389

		11,635,011

Health Care Providers & Services (1.1%)
Aetna, Inc.	15,192	422,793
AmerisourceBergen Corp.	10,466	234,229
Cardinal Health, Inc.	13,074	350,383
CIGNA Corp.	9,540	267,979
Coventry Health Care, Inc.*	5,221	104,211
DaVita, Inc.*	3,793	214,836
Express Scripts, Inc.*	9,553	741,122
Humana, Inc.*	6,150	229,395
Laboratory Corp. of America Holdings*	3,835	251,959
McKesson Corp.	9,313	554,589
Medco Health Solutions, Inc.*	16,662	921,575
Patterson Cos., Inc.*	3,160	86,110
Quest Diagnostics, Inc.	5,210	271,910
Tenet Healthcare Corp.*	13,228	77,781
UnitedHealth Group, Inc.	40,850	1,022,884
WellPoint, Inc.*	16,642	788,165

		6,539,921

Health Care Technology (0.0%)
IMS Health, Inc.	6,399	98,225

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	6,183	287,819
Millipore Corp.*	1,968	138,409
PerkinElmer, Inc.	4,095	78,788
Thermo Fisher Scientific, Inc.*	14,691	641,556
Waters Corp.*	3,350	187,131

		1,333,703

Pharmaceuticals (8.2%)
Abbott Laboratories, Inc.	54,828	2,712,341
Allergan, Inc.	11,114	630,831
Bristol-Myers Squibb Co.	70,798	1,594,371
Eli Lilly and Co.	35,572	1,174,943
Forest Laboratories, Inc.*	10,706	315,185
Johnson & Johnson	97,486	5,935,922
King Pharmaceuticals, Inc.*	9,574	103,112
Merck & Co., Inc.	74,801	2,365,956
Mylan, Inc.*	11,400	182,514
Pfizer, Inc.	712,284	11,788,300
Schering-Plough Corp.	394,979	11,158,157
Watson Pharmaceuticals, Inc.*	3,730	136,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	188,077	$9,136,781

		47,235,080

Total Health Care		72,629,941

Industrials (11.3%)
Aerospace & Defense (3.7%)
Boeing Co.	25,544	1,383,208
General Dynamics Corp.	13,590	877,914
Goodrich Corp.	4,512	245,182
Honeywell International, Inc.	214,022	7,950,917
ITT Corp.	6,430	335,324
L-3 Communications Holdings, Inc.	4,207	337,906
Lockheed Martin Corp.	81,059	6,329,087
Northrop Grumman Corp.	11,403	590,105
Precision Castparts Corp.	4,881	497,227
Raytheon Co.	13,982	670,717
Rockwell Collins, Inc.	5,747	291,948
United Technologies Corp.	33,500	2,041,155

		21,550,690

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	5,996	346,269
Expeditors International of Washington, Inc.	7,547	265,277
FedEx Corp.	11,197	842,238
United Parcel Service, Inc., Class B	35,381	1,997,965

		3,451,749

Airlines (0.0%)
Southwest Airlines Co.	26,872	257,971

Building Products (0.0%)
Masco Corp.	12,367	159,782

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	4,155	149,622
Cintas Corp.	4,720	143,063
Iron Mountain, Inc.*	6,672	177,875
Pitney Bowes, Inc.	7,257	180,336
R.R. Donnelley & Sons Co.	6,756	143,633
Republic Services, Inc.	11,472	304,811
Stericycle, Inc.*	3,206	155,331
Waste Management, Inc.	17,765	529,752

		1,784,423

Construction & Engineering (0.1%)
Fluor Corp.	6,436	327,271
Jacobs Engineering Group, Inc.*	4,474	205,580
Quanta Services, Inc.*	7,099	157,101

		689,952

Electrical Equipment (0.2%)
Emerson Electric Co.	26,487	1,061,599
Rockwell Automation, Inc.	5,040	214,704

		1,276,303

Industrial Conglomerates (1.7%)
3M Co.	24,831	1,832,528
General Electric Co.	375,834	6,171,194
Textron, Inc.	102,074	1,937,365

		9,941,087

Machinery (2.7%)
Caterpillar, Inc.	156,363	8,026,113
Cummins, Inc.	81,731	3,662,366
Danaher Corp.	9,195	619,008
Deere & Co.	14,859	637,748
Dover Corp.	6,729	260,816
Eaton Corp.	5,878	332,636
Flowserve Corp.	2,019	198,952
Illinois Tool Works, Inc.	13,707	$585,426
PACCAR, Inc.	12,695	478,729
Pall Corp.	4,212	135,963
Parker Hannifin Corp.	5,911	306,426
Snap-On, Inc.	2,015	70,042
Stanley Works	2,960	126,362

		15,440,587

Professional Services (0.1%)
Dun & Bradstreet Corp.	2,000	150,640
Equifax, Inc.	4,511	131,450
Monster Worldwide, Inc.*	4,939	86,334
Robert Half International, Inc.	5,746	143,765

		512,189

Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	9,170	732,041
CSX Corp.	185,864	7,780,267
Norfolk Southern Corp.	12,948	558,188
Ryder System, Inc.	1,781	69,566
Union Pacific Corp.	17,911	1,045,107

		10,185,169

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,543	175,814
W.W. Grainger, Inc.	2,168	193,733

		369,547

Total Industrials		65,619,449

Information Technology (13.8%)
Communications Equipment (1.6%)
Ciena Corp.*	3,745	60,969
Cisco Systems, Inc.*	203,971	4,801,477
Harris Corp.	4,993	187,737
JDS Uniphase Corp.*	9,107	64,751
Juniper Networks, Inc.*	18,612	502,896
Motorola, Inc.	82,438	708,142
QUALCOMM, Inc.	59,111	2,658,813
Tellabs, Inc.*	13,943	96,486

		9,081,271

Computers & Peripherals (4.3%)
Apple, Inc.*	31,720	5,879,936
Dell, Inc.*	60,469	922,757
EMC Corp.*	72,326	1,232,435
Hewlett-Packard Co.	208,695	9,852,491
International Business Machines Corp.	46,334	5,542,010
Lexmark International, Inc., Class A*	2,363	50,899
NetApp, Inc.*	11,962	319,146
QLogic Corp.*	4,788	82,353
SanDisk Corp.*	7,831	169,933
Sun Microsystems, Inc.*	26,886	244,394
Teradata Corp.*	6,263	172,358
Western Digital Corp.*	8,110	296,258

		24,764,970

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	11,861	330,092
Amphenol Corp., Class A	6,345	239,079
Corning, Inc.	55,093	843,474
FLIR Systems, Inc.*	5,302	148,297
Jabil Circuit, Inc.	7,532	101,004
Molex, Inc.	5,308	110,831

		1,772,777

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	6,028	118,631
eBay, Inc.*	38,675	913,117
Google, Inc., Class A*	8,465	4,197,370
VeriSign, Inc.*	7,271	172,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	41,756	$743,674

		6,145,042

IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*	3,649	197,666
Automatic Data Processing, Inc.	17,628	692,780
Cognizant Technology Solutions Corp., Class A*	10,356	400,363
Computer Sciences Corp.*	5,444	286,953
Convergys Corp.*	3,673	36,510
Fidelity National Information Services, Inc.	7,179	183,136
Fiserv, Inc.*	5,730	276,186
Mastercard, Inc., Class A	3,329	672,957
Paychex, Inc.	11,342	329,485
Total System Services, Inc.	7,313	117,813
Western Union Co.	25,032	473,606

		3,667,455

Office Electronics (0.0%)
Xerox Corp.	31,606	244,630

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	18,289	103,516
Altera Corp.	10,132	207,807
Analog Devices, Inc.	10,381	286,308
Applied Materials, Inc.	47,069	630,725
Broadcom Corp., Class A*	15,571	477,874
Intel Corp.	497,031	9,726,897
KLA-Tencor Corp.	6,012	215,590
Linear Technology Corp.	8,061	222,725
LSI Corp.*	23,859	130,986
MEMC Electronic Materials, Inc.*	7,915	131,626
Microchip Technology, Inc.	6,830	180,995
Micron Technology, Inc.*	28,780	235,996
National Semiconductor Corp.	6,487	92,569
Novellus Systems, Inc.*	3,818	80,102
Nvidia Corp.*	19,057	286,427
Teradyne, Inc.*	7,050	65,213
Texas Instruments, Inc.	327,980	7,769,846
Xilinx, Inc.	9,636	225,675

		21,070,877

Software (2.3%)
Adobe Systems, Inc.*	18,641	615,899
Autodesk, Inc.*	8,058	191,780
BMC Software, Inc.*	6,703	251,564
CA, Inc.	14,001	307,882
Citrix Systems, Inc.*	6,336	248,561
Compuware Corp.*	8,683	63,646
Electronic Arts, Inc.*	11,429	217,723
Intuit, Inc.*	11,806	336,471
McAfee, Inc.*	5,550	243,035
Microsoft Corp.	274,192	7,098,831
Novell, Inc.*	10,385	46,836
Oracle Corp.	137,959	2,875,066
Red Hat, Inc.*	6,896	190,605
Salesforce.com, Inc.*	3,719	211,723
Symantec Corp.*	28,939	476,625

		13,376,247

Total Information Technology		80,123,269

Materials (3.1%)
Chemicals (1.2%)
Air Products & Chemicals, Inc.	7,592	588,987
Airgas, Inc.	2,899	140,225
CF Industries Holdings, Inc.	1,744	$150,385
Dow Chemical Co.	40,208	1,048,223
E.I. du Pont de Nemours & Co.	31,995	1,028,319
Eastman Chemical Co.	2,506	134,171
Ecolab, Inc.	8,200	379,086
FMC Corp.	2,584	145,350
International Flavors & Fragrances, Inc.	2,763	104,801
Monsanto Co.	19,390	1,500,786
PPG Industries, Inc.	5,878	342,158
Praxair, Inc.	11,009	899,325
Sigma-Aldrich Corp.	4,521	244,044

		6,705,860

Construction Materials (0.1%)
Vulcan Materials Co.	4,443	240,233

Containers & Packaging (0.1%)
Ball Corp.	3,250	159,900
Bemis Co., Inc.	3,789	98,173
Owens-Illinois, Inc.*	5,796	213,873
Pactiv Corp.*	4,964	129,312
Sealed Air Corp.	5,851	114,855

		716,113

Metals & Mining (1.6%)
AK Steel Holding Corp.	3,629	71,600
Alcoa, Inc.	33,978	445,791
Allegheny Technologies, Inc.	3,570	124,914
Freeport-McMoRan Copper & Gold, Inc.	14,670	1,006,509
Newmont Mining Corp.	156,152	6,873,811
Nucor Corp.	11,062	520,025
Titanium Metals Corp.	3,989	38,254
United States Steel Corp.	5,118	227,086

		9,307,990

Paper & Forest Products (0.1%)
International Paper Co.	15,442	343,276
MeadWestvaco Corp.	6,507	145,171
Weyerhaeuser Co.	7,260	266,079

		754,526

Total Materials		17,724,722

Telecommunication Services (2.9%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	208,614	5,634,664
CenturyTel, Inc.	10,770	361,872
Frontier Communications Corp.	10,968	82,699
Qwest Communications International, Inc.	50,539	192,554
Verizon Communications, Inc.	100,856	3,052,911
Windstream Corp.	15,581	157,835

		9,482,535

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	13,886	505,450
MetroPCS Communications, Inc.*	9,211	86,215
Sprint Nextel Corp.*	104,292	411,954
Vodafone Group plc (ADR)	281,268	6,328,530

		7,332,149

Total Telecommunication Services		16,814,684

Utilities (2.1%)
Electric Utilities (1.2%)
Allegheny Energy, Inc.	6,262	166,068
American Electric Power Co., Inc.	17,060	528,689
Duke Energy Corp.	46,444	731,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	11,703	$392,987
Entergy Corp.	6,910	551,833
Exelon Corp.	23,356	1,158,925
FirstEnergy Corp.	10,708	489,570
FPL Group, Inc.	14,458	798,515
Northeast Utilities	6,223	147,734
Pepco Holdings, Inc.	7,316	108,862
Pinnacle West Capital Corp.	3,748	123,009
PPL Corp.	13,242	401,762
Progress Energy, Inc.	10,022	391,459
Southern Co.	27,576	873,332

		6,863,774

Gas Utilities (0.1%)
EQT Corp.	4,830	205,758
Nicor, Inc.	1,369	50,092
Questar Corp.	6,292	236,327

		492,177

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	23,621	350,064
Constellation Energy Group, Inc.	7,014	227,043
Dynegy, Inc., Class A*	15,204	38,770

		615,877

Multi-Utilities (0.7%)
Ameren Corp.	7,800	197,184
CenterPoint Energy, Inc.	13,083	162,622
CMS Energy Corp.	8,404	112,614
Consolidated Edison, Inc.	9,673	396,013
Dominion Resources, Inc.	20,801	717,634
DTE Energy Co.	6,021	211,578
Integrys Energy Group, Inc.	2,691	96,580
NiSource, Inc.	10,182	141,428
PG&E Corp.	13,194	534,225
Public Service Enterprise Group, Inc.	18,235	573,308
SCANA Corp.	4,202	146,650
Sempra Energy	8,727	434,692
TECO Energy, Inc.	7,507	105,699
Wisconsin Energy Corp.	4,126	186,371
Xcel Energy, Inc.	16,706	321,423

		4,338,021

Total Utilities		12,309,849

Total Common Stocks (87.2%) (Cost $396,670,285)		505,175,807

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.6%)
iShares Morningstar Large Core Index Fund	53,047	3,224,196
iShares Morningstar Large Growth Index Fund	24,298	1,303,831
iShares Morningstar Large Value Index Fund	81,863	4,272,430
iShares NYSE 100 Index Fund	5,536	292,245
iShares Russell 1000 Growth Index Fund	97,197	4,501,193
iShares Russell 1000 Index Fund	81,502	4,732,821
iShares Russell 1000 Value Index Fund	86,375	4,792,949
iShares S&P 100 Index Fund	94,215	4,597,692
iShares S&P 500 Growth Index Fund	107,748	5,816,237
iShares S&P 500 Index Fund	158,955	16,839,693
iShares S&P 500 Value Index Fund	103,546	$5,300,520

Total Investment Companies (9.6%) (Cost $45,012,465)		55,673,807

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.04%, 12/10/09 #(p)	$1,228,000	1,227,846

Time Deposit (3.6%)
JPMorgan Chase Nassau
0.000%, 10/1/09	20,463,255	20,463,255

Total Short-Term Investments (3.8%) (Cost/Amortized Cost $21,690,997)		21,691,101

Total Investments (100.6%) (Cost/Amortized Cost $463,373,747)		582,540,715
Other Assets Less Liabilities (-0.6%)		(3,397,727)

Net Assets (100%)		$579,142,988

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

					Unrealized
Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Appreciation/ (Depreciation)
S&P 500 E-Mini Index	240	December-09	$12,544,605	$12,634,800	$90,195

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$45,090,710	$—	$—	$45,090,710
Consumer Staples	52,236,839	—	—	52,236,839
Energy	56,437,846	—	—	56,437,846
Financials	86,188,498	—	—	86,188,498
Health Care	72,629,941	—	—	72,629,941
Industrials	65,619,449	—	—	65,619,449
Information Technology	80,123,269	—	—	80,123,269
Materials	17,724,722	—	—	17,724,722
Telecommunication Services	16,814,684	—	—	16,814,684
Utilities	12,309,849	—	—	12,309,849
Futures	90,195	—	—	90,195
Investment Companies
Exchange Traded Funds (ETFs)	55,673,807	—	—	55,673,807
Short-Term Investments	—	21,691,101	—	21,691,101

Total Asset	$560,939,809	$21,691,101	$—	$582,630,910

Total Liability	$—	$—	$—	$—

Total	$560,939,809	$21,691,101	$—	$582,630,910

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,215,013,392
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,476,522,065

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,652,386
Aggregate gross unrealized depreciation	(21,928,582)

Net unrealized appreciation	$92,723,804

Federal income tax cost of investments	$489,816,911

For the nine months ended September 30, 2009, the Portfolio incurred approximately $18,974 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $11,418,100 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.4%)
BorgWarner, Inc.	22,354	$676,432
Federal Mogul Corp.*	1,290	15,571
Gentex Corp.	28,486	403,077
Goodyear Tire & Rubber Co.*	50,008	851,636
Johnson Controls, Inc.	67,720	1,730,923
TRW Automotive Holdings Corp.*	2,912	48,776
WABCO Holdings, Inc.	11,647	244,587

		3,971,002

Automobiles (0.0%)
Thor Industries, Inc.	3,786	117,177

Distributors (0.1%)
LKQ Corp.*	29,027	538,161

Diversified Consumer Services (0.6%)
Apollo Group, Inc., Class A*	27,487	2,024,967
Brink’s Home Security Holdings, Inc.*	9,501	292,536
Career Education Corp.*	13,245	322,913
DeVry, Inc.	12,912	714,292
H&R Block, Inc.	70,340	1,292,849
Hillenbrand, Inc.	4,867	99,141
ITT Educational Services, Inc.*	8,004	883,722
Strayer Education, Inc.	2,912	633,884
Weight Watchers International, Inc.	624	17,122

		6,281,426

Hotels, Restaurants & Leisure (2.6%)
Brinker International, Inc.	21,106	331,997
Burger King Holdings, Inc.	21,938	385,889
Carnival Corp.	41,231	1,372,168
Chipotle Mexican Grill, Inc., Class A*	6,673	647,615
Choice Hotels International, Inc.	1,623	50,410
Darden Restaurants, Inc.	28,403	969,394
International Game Technology	51,006	1,095,609
Las Vegas Sands Corp.*	46,888	789,594
Marriott International, Inc., Class A	29,145	804,111
McDonald’s Corp.	228,548	13,043,234
MGM MIRAGE*	18,736	225,582
Panera Bread Co., Class A*	5,758	316,690
Royal Caribbean Cruises Ltd.*	8,378	201,742
Scientific Games Corp., Class A*	13,203	209,004
Starbucks Corp.*	152,368	3,146,399
Starwood Hotels & Resorts Worldwide, Inc.	6,340	209,410
Wendy’s/Arby’s Group, Inc., Class A	30,358	143,593
WMS Industries, Inc.*	9,085	404,828
Wyndham Worldwide Corp.	16,281	265,706
Yum! Brands, Inc.	95,564	3,226,241

		27,839,216

Household Durables (0.2%)
Garmin Ltd.	19,068	719,626
Harman International Industries, Inc.	6,697	226,894
KB Home	1,165	19,351
Leggett & Platt, Inc.	20,150	390,910
M.D.C. Holdings, Inc.	2,912	101,163
Newell Rubbermaid, Inc.	9,235	144,897
NVR, Inc.*	208	132,573
Pulte Homes, Inc.	7,363	80,920

		1,816,334

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	68,136	6,361,177
Expedia, Inc.*	34,559	$827,688
Netflix, Inc.*	8,794	406,019
priceline.com, Inc.*	8,669	1,437,494

		9,032,378

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	15,449	428,710
Mattel, Inc.	57,595	1,063,203

		1,491,913

Media (1.0%)
Comcast Corp., Class A	44,642	754,003
CTC Media, Inc.*	6,947	109,207
DIRECTV Group, Inc.*	95,148	2,624,182
Discovery Communications, Inc., Class C*	54,184	1,410,410
Interactive Data Corp.	3,453	90,503
John Wiley & Sons, Inc., Class A	8,586	298,621
Marvel Entertainment, Inc.*	10,125	502,402
McGraw-Hill Cos., Inc.	65,082	1,636,161
Morningstar, Inc.*	4,035	195,940
New York Times Co., Class A	1,456	11,823
Omnicom Group, Inc.	64,434	2,380,192
Regal Entertainment Group, Class A	8,486	104,548
Scripps Networks Interactive, Inc., Class A	10,832	400,242
Warner Music Group Corp.*	791	4,374

		10,522,608

Multiline Retail (1.2%)
Big Lots, Inc.*	1,872	46,837
Dollar Tree, Inc.*	18,611	905,984
Family Dollar Stores, Inc.	29,027	766,313
Kohl’s Corp.*	59,134	3,373,595
Nordstrom, Inc.	34,143	1,042,727
Target Corp.	155,796	7,272,557

		13,408,013

Specialty Retail (2.6%)
Aaron’s, Inc.	9,817	259,169
Abercrombie & Fitch Co., Class A	8,985	295,427
Advance Auto Parts, Inc.	19,692	773,502
Aeropostale, Inc.*	13,952	606,493
American Eagle Outfitters, Inc.	35,266	594,585
AutoNation, Inc.*	1,415	25,583
AutoZone, Inc.*	6,714	981,721
Barnes & Noble, Inc.	1,581	35,130
Bed Bath & Beyond, Inc.*	54,059	2,029,375
Best Buy Co., Inc.	69,758	2,617,320
CarMax, Inc.*	32,396	677,076
Chico’s FAS, Inc.*	34,392	447,096
Dick’s Sporting Goods, Inc.*	17,737	397,309
Foot Locker, Inc.	14,243	170,204
GameStop Corp., Class A*	29,942	792,565
Gap, Inc.	88,243	1,888,400
Guess?, Inc.	12,080	447,443
Home Depot, Inc.	23,477	625,427
Limited Brands, Inc.	36,888	626,727
Lowe’s Cos., Inc.	96,105	2,012,439
Office Depot, Inc.*	10,275	68,021
O’Reilly Automotive, Inc.*	28,111	1,015,932
Penske Automotive Group, Inc.	2,787	53,455
PetSmart, Inc.	26,115	568,001
RadioShack Corp.	3,370	55,841
Ross Stores, Inc.	26,281	1,255,443
Sherwin-Williams Co.	17,571	1,057,071
Staples, Inc.	148,126	3,439,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Tiffany & Co.	23,536	$906,842
TJX Cos., Inc.	85,623	3,180,894
Urban Outfitters, Inc.*	26,614	802,944
Williams-Sonoma, Inc.	7,779	157,369

		28,864,290

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	65,806	2,166,333
Hanesbrands, Inc.*	19,567	418,734
NIKE, Inc., Class B	74,833	4,841,695
Phillips-Van Heusen Corp.	6,864	293,711
Polo Ralph Lauren Corp.	10,791	826,806
VF Corp.	4,119	298,339

		8,845,618

Total Consumer Discretionary		112,728,136

Consumer Staples (15.9%)
Beverages (3.9%)
Brown-Forman Corp., Class B	15,491	746,976
Coca-Cola Co.	376,981	20,243,880
Coca-Cola Enterprises, Inc.	54,292	1,162,392
Hansen Natural Corp.*	14,243	523,288
Molson Coors Brewing Co., Class B	1,498	72,922
Pepsi Bottling Group, Inc.	23,269	847,922
PepsiCo, Inc.	322,548	18,920,666

		42,518,046

Food & Staples Retailing (4.1%)
BJ’s Wholesale Club, Inc.*	1,956	70,846
Costco Wholesale Corp.	89,966	5,079,480
CVS Caremark Corp.	91,945	3,286,114
Kroger Co.	113,900	2,350,896
Sysco Corp.	122,136	3,035,080
Walgreen Co.	205,387	7,695,851
Wal-Mart Stores, Inc.	457,970	22,481,747
Whole Foods Market, Inc.*	18,985	578,853

		44,578,867

Food Products (1.2%)
Archer-Daniels-Midland Co.	74,583	2,179,315
Campbell Soup Co.	27,695	903,411
Dean Foods Co.*	37,179	661,414
Flowers Foods, Inc.	13,245	348,211
General Mills, Inc.	28,070	1,807,147
Green Mountain Coffee Roasters, Inc.*	7,213	532,608
H.J. Heinz Co.	52,811	2,099,237
Hershey Co.	18,569	721,591
Hormel Foods Corp.	1,415	50,261
Kellogg Co.	52,728	2,595,799
McCormick & Co., Inc. (Non-Voting)	26,988	915,973
Sara Lee Corp.	35,682	397,498
Smithfield Foods, Inc.*	1,872	25,834

		13,238,299

Household Products (3.5%)
Church & Dwight Co., Inc.	14,534	824,659
Clorox Co.	25,574	1,504,263
Colgate-Palmolive Co.	103,484	7,893,760
Energizer Holdings, Inc.*	12,039	798,667
Kimberly-Clark Corp.	74,625	4,401,383
Procter & Gamble Co.	395,508	22,907,823

		38,330,555

Personal Products (0.5%)
Alberto-Culver Co.	14,992	414,978
Avon Products, Inc.	88,410	3,002,404
Estee Lauder Cos., Inc., Class A	22,937	850,504
Herbalife Ltd.	12,746	417,304
Mead Johnson Nutrition Co., Class A	3,578	$161,404
NBTY, Inc.*	7,713	305,280

		5,151,874

Tobacco (2.7%)
Altria Group, Inc.	428,278	7,627,631
Lorillard, Inc.	30,774	2,286,508
Philip Morris International, Inc.	406,398	19,807,839

		29,721,978

Total Consumer Staples		173,539,619

Energy (4.2%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	9,917	349,773
Cameron International Corp.*	44,933	1,699,366
Diamond Offshore Drilling, Inc.	14,285	1,364,503
Dresser-Rand Group, Inc.*	17,030	529,122
ENSCO International, Inc.	8,337	354,656
Exterran Holdings, Inc.*	5,907	140,232
FMC Technologies, Inc.*	25,616	1,338,180
Helmerich & Payne, Inc.	6,781	268,053
Oceaneering International, Inc.*	11,373	645,418
Patterson-UTI Energy, Inc.	4,534	68,464
Pride International, Inc.*	16,780	510,783
Rowan Cos., Inc.	4,077	94,056
Schlumberger Ltd.	112,527	6,706,609
Seahawk Drilling, Inc.*	1,115	34,665
Smith International, Inc.	27,030	775,761

		14,879,641

Oil, Gas & Consumable Fuels (2.8%)
Alpha Natural Resources, Inc.*	24,842	871,954
CNX Gas Corp.*	5,034	154,544
Comstock Resources, Inc.*	749	30,020
Consol Energy, Inc.	37,446	1,689,189
Continental Resources, Inc.*	2,995	117,314
El Paso Corp.	40,357	416,484
EXCO Resources, Inc.*	25,349	473,773
Exxon Mobil Corp.	260,786	17,892,527
Forest Oil Corp.*	8,403	164,447
Frontier Oil Corp.	17,030	237,058
Holly Corp.	8,836	226,378
Mariner Energy, Inc.*	18,777	266,258
Massey Energy Co.	14,160	394,922
Peabody Energy Corp.	55,390	2,061,616
Petrohawk Energy Corp.*	62,254	1,507,169
Plains Exploration & Production Co.*	15,574	430,777
Quicksilver Resources, Inc.*	24,226	343,767
Range Resources Corp.	4,742	234,065
Southwestern Energy Co.*	71,172	3,037,621
St. Mary Land & Exploration Co.	3,162	102,639
Teekay Corp.	3,786	82,800
Tesoro Corp.	11,664	174,727

		30,910,049

Total Energy		45,789,690

Financials (5.2%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	8,586	558,176
Ameriprise Financial, Inc.	4,119	149,643
Bank of New York Mellon Corp.	50,715	1,470,228
BlackRock, Inc.	1,415	306,800
Charles Schwab Corp.	196,594	3,764,775
Eaton Vance Corp.	24,160	676,238
Federated Investors, Inc., Class B	17,030	449,081
Franklin Resources, Inc.	14,077	1,416,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
GLG Partners, Inc.	39,301	$158,383
Goldman Sachs Group, Inc.	6,548	1,207,124
Greenhill & Co., Inc.	4,243	380,088
Invesco Ltd.	6,822	155,269
Investment Technology Group, Inc.*	749	20,912
Janus Capital Group, Inc.	32,729	464,097
Jefferies Group, Inc.*	18,153	494,306
Lazard Ltd., Class A	15,824	653,690
Morgan Stanley	65,349	2,017,977
Northern Trust Corp.	49,883	2,901,195
SEI Investments Co.	24,975	491,508
State Street Corp.	54,558	2,869,751
T. Rowe Price Group, Inc.	52,936	2,419,175
TD Ameritrade Holding Corp.*	54,143	1,062,286
Waddell & Reed Financial, Inc., Class A	17,779	505,813

		24,592,661

Commercial Banks (0.4%)
BOK Financial Corp.	1,415	65,543
CapitalSource, Inc.	8,195	35,566
Commerce Bancshares, Inc./Missouri	4,243	158,010
Wells Fargo & Co.	145,796	4,108,531

		4,367,650

Consumer Finance (0.2%)
American Express Co.	38,486	1,304,675
AmeriCredit Corp.*	5,616	88,677
Capital One Financial Corp.	26,406	943,486
SLM Corp.*	20,940	182,597
Student Loan Corp.	84	3,898

		2,523,333

Diversified Financial Services (0.4%)
CIT Group, Inc.	7,654	9,261
CME Group, Inc.	791	243,778
IntercontinentalExchange, Inc.*	15,075	1,465,139
Leucadia National Corp.*	14,118	348,997
Moody’s Corp.	38,802	793,889
MSCI, Inc., Class A*	20,691	612,868
NASDAQ OMX Group, Inc.*	12,455	262,178
NYSE Euronext	13,827	399,462

		4,135,572

Insurance (1.1%)
Aflac, Inc.	96,870	4,140,224
American International Group, Inc.*	9,541	420,854
Arthur J. Gallagher & Co.	19,193	467,733
Axis Capital Holdings Ltd.	8,378	252,848
Brown & Brown, Inc.	17,696	339,055
CNA Financial Corp.*	2,538	61,267
Endurance Specialty Holdings Ltd.	3,453	125,931
Erie Indemnity Co., Class A	4,243	158,943
Fidelity National Financial, Inc., Class A	7,072	106,646
Genworth Financial, Inc., Class A	38,136	455,725
Hanover Insurance Group, Inc.	791	32,692
Lincoln National Corp.	19,276	499,441
Marsh & McLennan Cos., Inc.	8,129	201,030
Odyssey Reinsurance Holdings Corp.	749	48,543
Principal Financial Group, Inc.	64,292	1,760,958
Progressive Corp.*	14,368	238,221
Prudential Financial, Inc.	49,567	2,473,889
Reinsurance Group of America, Inc.	1,165	51,959
Validus Holdings Ltd.	2,787	71,905
W.R. Berkley Corp.	9,068	229,239

		12,137,103

Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	1,748	$95,004
Digital Realty Trust, Inc. (REIT)	15,741	719,521
Federal Realty Investment Trust (REIT)	1,581	97,026
HCP, Inc. (REIT)	23,577	677,603
Health Care REIT, Inc. (REIT)	11,581	482,001
Nationwide Health Properties, Inc. (REIT)	16,032	496,832
Plum Creek Timber Co., Inc. (REIT)	12,039	368,875
Public Storage (REIT)	27,862	2,096,337
Rayonier, Inc. (REIT)	7,463	305,311
Simon Property Group, Inc. (REIT)	21,331	1,481,011

		6,819,521

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	48,843	573,417
St. Joe Co.*	19,110	556,483

		1,129,900

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	4,119	135,598
Hudson City Bancorp, Inc.	53,768	707,049
TFS Financial Corp.	1,956	23,276

		865,923

Total Financials		56,571,663

Health Care (16.5%)
Biotechnology (3.6%)
Abraxis Bioscience, Inc.*	1,415	51,478
Alexion Pharmaceuticals, Inc.*	18,195	810,405
Amgen, Inc.*	209,772	12,634,567
Amylin Pharmaceuticals, Inc.*	29,151	399,077
Biogen Idec, Inc.*	59,758	3,018,974
BioMarin Pharmaceutical, Inc.*	20,649	373,334
Celgene Corp.*	95,373	5,331,351
Cephalon, Inc.*	15,283	890,082
Dendreon Corp.*	23,910	669,241
Genzyme Corp.*	55,890	3,170,640
Gilead Sciences, Inc.*	187,763	8,746,000
Myriad Genetics, Inc.*	19,734	540,712
OSI Pharmaceuticals, Inc.*	12,039	424,977
United Therapeutics Corp.*	9,652	472,851
Vertex Pharmaceuticals, Inc.*	35,907	1,360,875

		38,894,564

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	125,356	7,146,546
Beckman Coulter, Inc.	14,202	979,086
Becton, Dickinson and Co.	49,692	3,466,017
Boston Scientific Corp.*	111,013	1,175,628
C.R. Bard, Inc.	20,624	1,621,253
DENTSPLY International, Inc.	30,732	1,061,483
Edwards Lifesciences Corp.*	11,623	812,564
Gen-Probe, Inc.*	10,832	448,878
Hill-Rom Holdings, Inc.	5,117	111,448
Hologic, Inc.*	5,158	84,282
Hospira, Inc.*	33,228	1,481,969
Idexx Laboratories, Inc.*	12,247	612,350
Intuitive Surgical, Inc.*	7,921	2,077,282
Inverness Medical Innovations, Inc.*	7,654	296,439
Kinetic Concepts, Inc.*	4,493	166,151
Medtronic, Inc.	231,834	8,531,491
ResMed, Inc.*	15,616	705,843
St. Jude Medical, Inc.*	71,754	2,799,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Stryker Corp.	70,091	$3,184,234
Teleflex, Inc.	3,495	168,843
Varian Medical Systems, Inc.*	25,990	1,094,959

		38,025,870

Health Care Providers & Services (2.1%)
Aetna, Inc.	19,859	552,676
AmerisourceBergen Corp.	54,708	1,224,365
CIGNA Corp.	3,661	102,837
Community Health Systems, Inc.*	9,626	307,358
Coventry Health Care, Inc.*	8,611	171,876
DaVita, Inc.*	21,398	1,211,983
Express Scripts, Inc.*	56,846	4,410,113
Health Management Associates, Inc., Class A*	51,006	382,035
Henry Schein, Inc.*	18,652	1,024,181
Humana, Inc.*	12,912	481,618
Laboratory Corp. of America Holdings*	22,496	1,477,987
Lincare Holdings, Inc.*	11,539	360,594
McKesson Corp.	27,571	1,641,853
Medco Health Solutions, Inc.*	99,949	5,528,179
MEDNAX, Inc.*	3,037	166,792
Omnicare, Inc.	10,275	231,393
Patterson Cos., Inc.*	20,774	566,091
Quest Diagnostics, Inc.	32,146	1,677,700
Tenet Healthcare Corp.*	67,412	396,383
Universal Health Services, Inc., Class B	708	43,846
VCA Antech, Inc.*	17,529	471,355
WellPoint, Inc.*	7,172	339,666

		22,770,881

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.	12,912	261,726
Cerner Corp.*	13,910	1,040,468
HLTH Corp.*	21,398	312,625
IMS Health, Inc.	8,486	130,260

		1,745,079

Life Sciences Tools & Services (0.7%)
Bio-Rad Laboratories, Inc., Class A*	4,052	372,298
Charles River Laboratories International, Inc.*	9,127	337,516
Covance, Inc.*	13,245	717,217
Illumina, Inc.*	25,491	1,083,367
Life Technologies Corp.*	32,024	1,490,717
Mettler-Toledo International, Inc.*	7,047	638,388
Millipore Corp.*	11,498	808,654
PerkinElmer, Inc.	5,200	100,048
Pharmaceutical Product Development, Inc.	21,689	475,857
Techne Corp.	7,754	485,013
Thermo Fisher Scientific, Inc.*	6,989	305,210
Waters Corp.*	19,942	1,113,960

		7,928,245

Pharmaceuticals (6.5%)
Abbott Laboratories, Inc.	320,106	15,835,644
Allergan, Inc.	63,044	3,578,377
Bristol-Myers Squibb Co.	227,342	5,119,742
Eli Lilly and Co.	110,032	3,634,357
Johnson & Johnson	441,814	26,902,055
Merck & Co., Inc.	79,508	2,514,838
Mylan, Inc.*	45,141	722,707
Perrigo Co.	16,489	560,461
Schering-Plough Corp.	285,685	8,070,601
Sepracor, Inc.*	22,562	$516,670
Valeant Pharmaceuticals International*	14,077	395,001
Wyeth	61,938	3,008,948

		70,859,401

Total Health Care		180,224,040

Industrials (10.1%)
Aerospace & Defense (3.0%)
Alliant Techsystems, Inc.*	6,839	532,416
BE Aerospace, Inc.*	9,568	192,700
Boeing Co.	12,371	669,890
General Dynamics Corp.	6,781	438,053
Goodrich Corp.	25,699	1,396,484
Honeywell International, Inc.	154,091	5,724,481
ITT Corp.	3,703	193,111
Lockheed Martin Corp.	65,931	5,147,892
Northrop Grumman Corp.	8,004	414,207
Precision Castparts Corp.	29,027	2,956,980
Raytheon Co.	62,836	3,014,243
Rockwell Collins, Inc.	32,770	1,664,716
Spirit AeroSystems Holdings, Inc., Class A*	6,947	125,463
TransDigm Group, Inc.*	8,253	411,082
United Technologies Corp.	159,082	9,692,866

		32,574,584

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	35,158	2,030,374
Expeditors International of Washington, Inc.	43,976	1,545,756
United Parcel Service, Inc., Class B	143,259	8,089,836
UTi Worldwide, Inc.	19,068	276,105

		11,942,071

Airlines (0.3%)
AMR Corp.*	59,009	469,122
Continental Airlines, Inc., Class B*	28,569	469,674
Copa Holdings S.A., Class A	6,198	275,749
Delta Air Lines, Inc.*	159,789	1,431,709
Southwest Airlines Co.	47,845	459,312

		3,105,566

Building Products (0.1%)
Armstrong World Industries, Inc.*	1,831	63,097
Lennox International, Inc.	9,668	349,208
Masco Corp.	34,975	451,877
Owens Corning, Inc.*	7,696	172,775

		1,036,957

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	4,326	155,779
Brink’s Co.	9,360	251,877
Cintas Corp.	4,909	148,792
Copart, Inc.*	13,827	459,195
Corrections Corp. of America*	2,663	60,317
Iron Mountain, Inc.*	37,304	994,525
R.R. Donnelley & Sons Co.	10,957	232,946
Republic Services, Inc.	21,106	560,786
Stericycle, Inc.*	17,571	851,315
Waste Connections, Inc.*	12,163	351,024
Waste Management, Inc.	91,363	2,724,445

		6,791,001

Construction & Engineering (0.4%)
Aecom Technology Corp.*	19,526	529,936
Fluor Corp.	37,279	1,895,637
Jacobs Engineering Group, Inc.*	25,616	1,177,055
Shaw Group, Inc.*	14,077	451,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	2,122	$92,625

		4,146,984

Electrical Equipment (0.9%)
AMETEK, Inc.	22,288	778,074
Emerson Electric Co.	155,671	6,239,294
First Solar, Inc.*	10,666	1,630,405
Hubbell, Inc., Class B	1,373	57,666
Rockwell Automation, Inc.	2,912	124,051
Roper Industries, Inc.	16,073	819,402
SunPower Corp., Class A*	19,942	596,066
Thomas & Betts Corp.*	3,453	103,866

		10,348,824

Industrial Conglomerates (1.1%)
3M Co.	143,841	10,615,466
Carlisle Cos., Inc.	3,411	115,667
McDermott International, Inc.*	47,304	1,195,372

		11,926,505

Machinery (1.6%)
Bucyrus International, Inc.	3,453	122,996
Caterpillar, Inc.	62,295	3,197,602
Crane Co.	5,200	134,212
Cummins, Inc.	13,786	617,751
Danaher Corp.	33,369	2,246,401
Deere & Co.	21,747	933,381
Donaldson Co., Inc.	15,990	553,734
Dover Corp.	27,279	1,057,334
Flowserve Corp.	11,623	1,145,330
Graco, Inc.	5,616	156,518
Harsco Corp.	12,163	430,692
IDEX Corp.	9,876	276,034
Joy Global, Inc.	18,528	906,760
Navistar International Corp.*	12,995	486,273
PACCAR, Inc.	69,591	2,624,277
Pall Corp.	24,368	786,599
Pentair, Inc.	5,616	165,784
Snap-On, Inc.	3,245	112,796
Toro Co.	7,463	296,804
Valmont Industries, Inc.	4,368	372,066
Wabtec Corp.	9,917	372,185

		16,995,529

Marine (0.0%)
Kirby Corp.*	2,288	84,244

Professional Services (0.3%)
Dun & Bradstreet Corp.	11,040	831,533
Equifax, Inc.	20,399	594,427
FTI Consulting, Inc.*	10,666	454,478
IHS, Inc., Class A*	9,917	507,056
Monster Worldwide, Inc.*	15,241	266,413
Robert Half International, Inc.	31,605	790,757

		3,444,664

Road & Rail (0.4%)
Con-way, Inc.	3,328	127,529
J.B. Hunt Transport Services, Inc.	18,070	580,589
Kansas City Southern*	8,569	226,993
Landstar System, Inc.	10,666	405,948
Norfolk Southern Corp.	9,917	427,522
Union Pacific Corp.	55,474	3,236,908

		5,005,489

Trading Companies & Distributors (0.3%)
Fastenal Co.	27,404	1,060,535
GATX Corp.	4,160	116,272
MSC Industrial Direct Co., Class A	8,877	386,860
W.W. Grainger, Inc.	12,746	1,138,982
WESCO International, Inc.*	4,576	$131,789

		2,834,438

Total Industrials		110,236,856

Information Technology (31.6%)
Communications Equipment (4.5%)
Brocade Communications Systems, Inc.*	28,195	221,613
Ciena Corp.*	1,997	32,511
Cisco Systems, Inc.*	1,194,843	28,126,604
F5 Networks, Inc.*	16,240	643,591
Harris Corp.	21,439	806,107
JDS Uniphase Corp.*	22,687	161,305
Juniper Networks, Inc.*	108,309	2,926,509
Motorola, Inc.	30,358	260,775
QUALCOMM, Inc.	342,839	15,420,898

		48,599,913

Computers & Peripherals (9.1%)
Apple, Inc.*	184,822	34,260,454
Dell, Inc.*	354,760	5,413,638
Diebold, Inc.	12,039	396,444
EMC Corp.*	43,352	738,718
Hewlett-Packard Co.	383,429	18,101,683
International Business Machines Corp.	273,730	32,740,845
NCR Corp.*	32,812	453,462
NetApp, Inc.*	68,926	1,838,946
QLogic Corp.*	24,517	421,692
SanDisk Corp.*	22,562	489,595
Seagate Technology	91,654	1,394,057
Teradata Corp.*	29,151	802,236
Western Digital Corp.*	41,605	1,519,831

		98,571,601

Electronic Equipment, Instruments & Components (1.0%)
Agilent Technologies, Inc.*	71,047	1,977,238
Amphenol Corp., Class A	35,432	1,335,078
Arrow Electronics, Inc.*	10,292	289,720
Avnet, Inc.*	10,499	272,659
AVX Corp.	2,163	25,805
Corning, Inc.	274,853	4,207,999
Dolby Laboratories, Inc., Class A*	10,874	415,278
FLIR Systems, Inc.*	31,106	870,035
Itron, Inc.*	7,671	492,018
Jabil Circuit, Inc.	19,318	259,054
Molex, Inc.	2,330	48,650
National Instruments Corp.	11,747	324,570
Trimble Navigation Ltd.*	24,684	590,194
Vishay Intertechnology, Inc.*	8,153	64,409

		11,172,707

Internet Software & Services (3.0%)
Akamai Technologies, Inc.*	35,723	703,029
eBay, Inc.*	53,976	1,274,373
Equinix, Inc.*	7,921	728,732
Google, Inc., Class A*	49,692	24,639,778
IAC/InterActiveCorp.*	8,611	173,856
Sohu.com, Inc.*	6,198	426,299
VeriSign, Inc.*	39,941	946,202
WebMD Health Corp., Class A*	1,664	55,112
Yahoo!, Inc.*	230,004	4,096,371

		33,043,752

IT Services (2.7%)
Affiliated Computer Services, Inc., Class A*	11,415	618,351
Alliance Data Systems Corp.*	11,040	674,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Amdocs Ltd.*	5,658	$152,087
Automatic Data Processing, Inc.	103,900	4,083,270
Broadridge Financial Solutions, Inc.	17,987	361,539
Cognizant Technology Solutions Corp., Class A*	60,507	2,339,201
Convergys Corp.*	2,579	25,635
DST Systems, Inc.*	6,989	313,107
Fidelity National Information Services, Inc.	14,867	379,257
Fiserv, Inc.*	32,229	1,553,438
Genpact Ltd.*	12,854	158,104
Global Payments, Inc.	16,656	777,835
Hewitt Associates, Inc., Class A*	17,280	629,510
Lender Processing Services, Inc.	19,775	754,812
Mastercard, Inc., Class A	17,712	3,580,481
Metavante Technologies, Inc.*	18,528	638,845
NeuStar, Inc., Class A*	14,950	337,870
Paychex, Inc.	66,680	1,937,054
SAIC, Inc.*	31,813	558,000
Total System Services, Inc.	24,101	388,267
Visa, Inc., Class A	93,127	6,436,007
Western Union Co.	145,255	2,748,225

		29,445,218

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	11,207	290,598

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	60,923	344,824
Altera Corp.	60,756	1,246,106
Analog Devices, Inc.	60,299	1,663,046
Broadcom Corp., Class A*	101,737	3,122,309
Cree, Inc.*	18,403	676,310
Cypress Semiconductor Corp.*	29,151	301,130
Integrated Device Technology, Inc.*	7,238	48,929
Intel Corp.	713,834	13,969,731
International Rectifier Corp.*	6,531	127,289
Intersil Corp., Class A	12,579	192,585
Lam Research Corp.*	26,198	894,924
Linear Technology Corp.	46,015	1,271,394
Marvell Technology Group Ltd.*	95,997	1,554,191
Maxim Integrated Products, Inc.	52,878	959,207
MEMC Electronic Materials, Inc.*	46,264	769,370
Microchip Technology, Inc.	34,517	914,701
Micron Technology, Inc.*	30,815	252,683
National Semiconductor Corp.	47,512	677,996
Novellus Systems, Inc.*	12,147	254,844
Nvidia Corp.*	113,051	1,699,157
ON Semiconductor Corp.*	87,037	718,055
Rambus, Inc.*	21,564	375,214
Silicon Laboratories, Inc.*	9,293	430,823
Teradyne, Inc.*	35,807	331,215
Texas Instruments, Inc.	263,731	6,247,787
Varian Semiconductor Equipment Associates, Inc.*	15,158	497,789
Xilinx, Inc.	56,763	1,329,389

		40,870,998

Software (7.5%)
Activision Blizzard, Inc.*	67,245	833,166
Adobe Systems, Inc.*	108,534	3,585,963
ANSYS, Inc.*	18,112	678,657
Autodesk, Inc.*	31,980	761,124
BMC Software, Inc.*	38,319	1,438,112
CA, Inc.	62,753	1,379,938
Cadence Design Systems, Inc.*	54,500	400,030
Citrix Systems, Inc.*	37,529	$1,472,263
Electronic Arts, Inc.*	66,829	1,273,092
FactSet Research Systems, Inc.	8,669	574,235
Intuit, Inc.*	66,929	1,907,476
McAfee, Inc.*	32,146	1,407,673
Micros Systems, Inc.*	16,614	501,577
Microsoft Corp.#	1,596,549	41,334,654
Novell, Inc.*	32,396	146,106
Nuance Communications, Inc.*	40,898	611,834
Oracle Corp.	791,731	16,499,674
Red Hat, Inc.*	39,151	1,082,134
Rovi Corp.*	14,493	486,965
Salesforce.com, Inc.*	22,496	1,280,697
Sybase, Inc.*	17,196	668,924
Symantec Corp.*	170,039	2,800,542
Synopsys, Inc.*	18,652	418,178
VMware, Inc., Class A*	10,666	428,453

		81,971,467

Total Information Technology		343,966,254

Materials (4.0%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	14,992	1,163,079
Albemarle Corp.	1,082	37,437
Ashland, Inc.	1,124	48,579
Celanese Corp., Class A	29,692	742,300
CF Industries Holdings, Inc.	8,378	722,435
E.I. du Pont de Nemours & Co.	61,921	1,990,141
Ecolab, Inc.	48,968	2,263,791
FMC Corp.	12,829	721,631
International Flavors & Fragrances, Inc.	15,366	582,832
Intrepid Potash, Inc.*	7,862	185,465
Lubrizol Corp.	12,205	872,169
Monsanto Co.	113,068	8,751,463
Mosaic Co.	32,770	1,575,254
Nalco Holding Co.	28,611	586,240
Praxair, Inc.	63,668	5,201,039
RPM International, Inc.	13,994	258,749
Scotts Miracle-Gro Co., Class A	9,293	399,134
Sigma-Aldrich Corp.	25,324	1,366,990
Terra Industries, Inc.	14,118	489,471
Valhi, Inc.	250	3,030

		27,961,229

Construction Materials (0.1%)
Eagle Materials, Inc.	9,044	258,478
Martin Marietta Materials, Inc.	3,536	325,559

		584,037

Containers & Packaging (0.3%)
Ball Corp.	12,662	622,970
Crown Holdings, Inc.*	33,103	900,402
Owens-Illinois, Inc.*	28,403	1,048,071
Packaging Corp. of America	2,080	42,432
Pactiv Corp.*	22,313	581,254

		3,195,129

Metals & Mining (1.0%)
Alcoa, Inc.	93,360	1,224,883
Cliffs Natural Resources, Inc.	2,579	83,457
Compass Minerals International, Inc.	3,619	223,003
Freeport-McMoRan Copper & Gold, Inc.	51,813	3,554,890
Newmont Mining Corp.	99,158	4,364,935
Royal Gold, Inc.	2,122	96,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Schnitzer Steel Industries, Inc., Class A	3,553	$189,197
Southern Copper Corp.	26,822	823,167
Walter Energy, Inc.	10,999	660,600

		11,220,895

Total Materials		42,961,290

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	28,111	211,957
tw telecom, Inc.*	30,857	415,027
Windstream Corp.	41,980	425,257

		1,052,241

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	82,420	3,000,088
Crown Castle International Corp.*	21,564	676,247
Leap Wireless International, Inc.*	9,376	183,301
MetroPCS Communications, Inc.*	52,379	490,267
NII Holdings, Inc.*	1,789	53,634
SBA Communications Corp., Class A*	24,118	651,910

		5,055,447

Total Telecommunication Services		6,107,688

Utilities (0.9%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.	21,398	567,475
DPL, Inc.	3,037	79,266
Exelon Corp.	11,914	591,172
FPL Group, Inc.	11,165	616,643
ITC Holdings Corp.	10,333	469,635
NV Energy, Inc.	20,649	239,322
PPL Corp.	77,869	2,362,545

		4,926,058

Gas Utilities (0.1%)
EQT Corp.	27,113	1,155,014

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	111,221	1,648,295
Calpine Corp.*	37,529	432,334
Constellation Energy Group, Inc.	31,855	1,031,146
Ormat Technologies, Inc.	4,035	164,709

		3,276,484

Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	60,715	754,688
Integrys Energy Group, Inc.	3,453	123,928

		878,616

Water Utilities (0.0%)
American Water Works Co., Inc.	1,706	34,018

Total Utilities		10,270,190

Total Common Stocks (99.4%) (Cost $855,373,350)		1,082,395,426

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $5,920,730)	$5,920,730	$5,920,730

Total Investments (99.9%) (Cost/Amortized Cost $861,294,080)		1,088,316,156
Other Assets Less Liabilities (0.1%)		1,176,034

Net Assets (100%)		$1,089,492,190

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	64	December-09	$3,290,179	$3,369,280	$79,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$112,728,136	$—	$—	$112,728,136
Consumer Staples	173,539,619	—	—	173,539,619
Energy	45,789,690	—	—	45,789,690
Financials	56,571,663	—	—	56,571,663
Health Care	180,224,040	—	—	180,224,040
Industrials	110,236,856	—	—	110,236,856
Information Technology	343,966,254	—	—	343,966,254
Materials	42,961,290	—	—	42,961,290
Telecommunication Services	6,107,688	—	—	6,107,688
Utilities	10,270,190	—	—	10,270,190
Futures	79,101	—	—	79,101
Short-Term Investments	—	5,920,730	—	5,920,730

Total Asset	$1,082,474,527	$5,920,730	$—	$1,088,395,257

Total Liability	$—	$—	$—	$—

Total	$1,082,474,527	$5,920,730	$—	$1,088,395,257

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,164,329,030
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,272,849,322

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,641,602
Aggregate gross unrealized depreciation	(7,855,521)

Net unrealized appreciation	$216,786,081

Federal income tax cost of investments	$871,530,075

The Portfolio has a net capital loss carryforward of $475,976,736 of which $44,749,118 expires in the year 2009, $258,581,589 expires in the year 2010, $103,882,638 expires in the year 2011, and $68,763,391 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.3%)
BorgWarner, Inc.	20,304	$614,399
Gentex Corp.	27,070	383,040
Goodyear Tire & Rubber Co.*	45,390	772,992
Johnson Controls, Inc.	61,357	1,568,285
TRW Automotive Holdings Corp.*	3,783	63,365
WABCO Holdings, Inc.	11,821	248,241

		3,650,322

Automobiles (0.0%)
Thor Industries, Inc.	3,493	108,108

Distributors (0.0%)
LKQ Corp.*	26,330	488,158

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	24,953	1,838,287
Brink’s Home Security Holdings, Inc.*	8,634	265,841
Career Education Corp.*	12,707	309,797
DeVry, Inc.	11,712	647,908
H&R Block, Inc.	63,816	1,172,938
Hillenbrand, Inc.	4,458	90,809
ITT Educational Services, Inc.*	7,502	828,296
Strayer Education, Inc.	2,650	576,852
Weight Watchers International, Inc.	614	16,848

		5,747,576

Hotels, Restaurants & Leisure (2.7%)
Brinker International, Inc.	19,143	301,119
Burger King Holdings, Inc.	19,954	350,991
Carnival Corp.	37,393	1,244,439
Chipotle Mexican Grill, Inc., Class A*	5,864	569,101
Choice Hotels International, Inc.	1,550	48,143
Darden Restaurants, Inc.	26,637	909,121
International Game Technology	46,310	994,739
Las Vegas Sands Corp.*	42,528	716,172
Marriott International, Inc., Class A	26,510	731,411
McDonald’s Corp.	492,439	28,103,494
MGM MIRAGE*	17,034	205,089
Panera Bread Co., Class A*	5,061	278,355
Royal Caribbean Cruises Ltd.*	7,564	182,141
Scientific Games Corp., Class A*	10,970	173,655
Starbucks Corp.*	138,204	2,853,913
Starwood Hotels & Resorts Worldwide, Inc.	5,704	188,403
Wendy’s/Arby’s Group, Inc., Class A	27,530	130,217
WMS Industries, Inc.*	8,168	363,966
Wyndham Worldwide Corp.	14,748	240,687
Yum! Brands, Inc.	87,014	2,937,593

		41,522,749

Household Durables (0.1%)
Garmin Ltd.	17,321	653,695
Harman International Industries, Inc.	6,965	235,974
Leggett & Platt, Inc.	18,303	355,078
M.D.C. Holdings, Inc.	2,648	91,992
Newell Rubbermaid, Inc.	8,471	132,910
NVR, Inc.*	171	108,990
Pulte Homes, Inc.	7,224	79,392

		1,658,031

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	62,058	5,793,735
Expedia, Inc.*	31,387	751,719
Netflix, Inc.*	7,942	366,682
priceline.com, Inc.*	7,797	$1,292,898

		8,205,034

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	14,028	389,277
Mattel, Inc.	52,260	964,720

		1,353,997

Media (0.6%)
Comcast Corp., Class A	40,494	683,944
CTC Media, Inc.*	6,371	100,152
DIRECTV Group, Inc.*	86,306	2,380,319
Discovery Communications, Inc., Class C*	49,159	1,279,609
Interactive Data Corp.	3,178	83,295
John Wiley & Sons, Inc., Class A	8,502	295,700
Marvel Entertainment, Inc.*	9,152	454,122
McGraw-Hill Cos., Inc.	59,061	1,484,794
Morningstar, Inc.*	4,177	202,835
Omnicom Group, Inc.	58,388	2,156,853
Regal Entertainment Group, Class A	7,791	95,985
Scripps Networks Interactive, Inc., Class A	9,832	363,292
Warner Music Group Corp.*	984	5,442

		9,586,342

Multiline Retail (0.8%)
Big Lots, Inc.*	1,742	43,585
Dollar Tree, Inc.*	16,944	824,834
Family Dollar Stores, Inc.	26,368	696,115
Kohl’s Corp.*	53,615	3,058,736
Nordstrom, Inc.	31,822	971,844
Target Corp.	142,493	6,651,573

		12,246,687

Specialty Retail (1.7%)
Aaron’s, Inc.	9,000	237,600
Abercrombie & Fitch Co., Class A	8,192	269,353
Advance Auto Parts, Inc.	17,791	698,830
Aeropostale, Inc.*	12,631	549,070
American Eagle Outfitters, Inc.	32,017	539,807
AutoNation, Inc.*	2,700	48,816
AutoZone, Inc.*	5,990	875,858
Barnes & Noble, Inc.	1,438	31,952
Bed Bath & Beyond, Inc.*	48,968	1,838,259
Best Buy Co., Inc.	63,237	2,372,652
CarMax, Inc.*	29,408	614,627
Chico’s FAS, Inc.*	31,235	406,055
Dick’s Sporting Goods, Inc.*	16,178	362,387
Foot Locker, Inc.	12,934	154,561
GameStop Corp., Class A*	27,176	719,349
Gap, Inc.	80,019	1,712,407
Guess?, Inc.	11,684	432,775
Home Depot, Inc.	21,328	568,178
Limited Brands, Inc.	33,241	564,765
Lowe’s Cos., Inc.	87,235	1,826,701
Office Depot, Inc.*	9,379	62,089
O’Reilly Automotive, Inc.*	25,509	921,895
Penske Automotive Group, Inc.	2,572	49,331
PetSmart, Inc.	24,954	542,750
RadioShack Corp.	3,102	51,400
Ross Stores, Inc.	24,007	1,146,814
Sherwin-Williams Co.	15,901	956,604
Staples, Inc.	134,917	3,132,773
Tiffany & Co.	21,347	822,500
TJX Cos., Inc.	78,656	2,922,070
Urban Outfitters, Inc.*	24,110	727,399

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Williams-Sonoma, Inc.	7,162	$144,887

		26,304,514

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	59,687	1,964,896
Hanesbrands, Inc.*	18,276	391,106
NIKE, Inc., Class B	67,986	4,398,694
Phillips-Van Heusen Corp.	6,249	267,395
Polo Ralph Lauren Corp.	9,921	760,147
VF Corp.	3,707	268,498

		8,050,736

Total Consumer Discretionary		118,922,254

Consumer Staples (10.5%)
Beverages (2.5%)
Brown-Forman Corp., Class B	14,629	705,410
Coca-Cola Co.	343,603	18,451,481
Coca-Cola Enterprises, Inc.	49,311	1,055,749
Hansen Natural Corp.*	12,885	473,395
Molson Coors Brewing Co., Class B	1,362	66,302
Pepsi Bottling Group, Inc.	21,176	771,654
PepsiCo, Inc.	293,940	17,242,520

		38,766,511

Food & Staples Retailing (2.8%)
BJ’s Wholesale Club, Inc.*	1,816	65,776
Costco Wholesale Corp.	81,651	4,610,016
CVS Caremark Corp.	141,414	5,054,136
Kroger Co.	103,283	2,131,761
Sysco Corp.	111,344	2,766,898
Walgreen Co.	187,242	7,015,958
Wal-Mart Stores, Inc.	417,415	20,490,902
Whole Foods Market, Inc.*	17,231	525,373

		42,660,820

Food Products (0.8%)
Archer-Daniels-Midland Co.	67,612	1,975,622
Campbell Soup Co.	25,095	818,599
Dean Foods Co.*	33,773	600,822
Flowers Foods, Inc.	12,026	316,163
General Mills, Inc.	25,473	1,639,952
Green Mountain Coffee Roasters, Inc.*	6,506	480,403
H.J. Heinz Co.	47,889	1,903,588
Hershey Co.	16,829	653,975
Hormel Foods Corp.	1,287	45,714
Kellogg Co.	48,340	2,379,778
McCormick & Co., Inc. (Non- Voting)	24,437	829,392
Sara Lee Corp.	32,370	360,602
Smithfield Foods, Inc.*	3,500	48,300

		12,052,910

Household Products (2.3%)
Church & Dwight Co., Inc.	13,206	749,309
Clorox Co.	23,139	1,361,036
Colgate-Palmolive Co.	94,348	7,196,865
Energizer Holdings, Inc.*	10,937	725,561
Kimberly-Clark Corp.	68,486	4,039,304
Procter & Gamble Co.	360,450	20,877,264

		34,949,339

Personal Products (0.3%)
Alberto-Culver Co.	13,630	377,278
Avon Products, Inc.	80,190	2,723,252
Estee Lauder Cos., Inc., Class A	20,804	771,412
Herbalife Ltd.	11,060	362,105
Mead Johnson Nutrition Co., Class A	3,631	163,795
NBTY, Inc.*	6,970	275,873

		4,673,715

Tobacco (1.8%)
Altria Group, Inc.	390,422	$6,953,416
Lorillard, Inc.	27,922	2,074,604
Philip Morris International, Inc.	370,365	18,051,590

		27,079,610

Total Consumer Staples		160,182,905

Energy (5.1%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	9,512	335,488
Cameron International Corp.*	40,764	1,541,694
Diamond Offshore Drilling, Inc.	12,951	1,237,080
Dresser-Rand Group, Inc.*	15,166	471,208
ENSCO International, Inc.	7,533	320,454
Exterran Holdings, Inc.*	5,446	129,288
FMC Technologies, Inc.*	23,103	1,206,901
Helmerich & Payne, Inc.	6,203	245,205
Oceaneering International, Inc.*	10,272	582,936
Patterson-UTI Energy, Inc.	4,168	62,937
Pride International, Inc.*	15,235	463,753
Rowan Cos., Inc.	3,770	86,974
Schlumberger Ltd.	102,578	6,113,649
Seahawk Drilling, Inc.*	1,016	31,587
Smith International, Inc.	24,528	703,954
Transocean Ltd.*	262,665	22,465,737

		35,998,845

Oil, Gas & Consumable Fuels (2.7%)
Alpha Natural Resources, Inc.*	22,611	793,646
CNX Gas Corp.*	5,128	157,430
Comstock Resources, Inc.*	682	27,335
Consol Energy, Inc.	33,899	1,529,184
Continental Resources, Inc.*	2,756	107,952
El Paso Corp.	36,633	378,053
EXCO Resources, Inc.*	23,068	431,141
Exxon Mobil Corp.	237,698	16,308,460
Forest Oil Corp.*	7,715	150,982
Frontier Oil Corp.	17,295	240,746
Holly Corp.	7,330	187,795
Mariner Energy, Inc.*	17,108	242,591
Massey Energy Co.	12,834	357,940
Peabody Energy Corp.	50,897	1,894,386
Petrohawk Energy Corp.*	56,816	1,375,515
Petroleo Brasileiro S.A. (ADR)	297,432	13,652,129
Plains Exploration & Production Co.*	14,201	392,800
Quicksilver Resources, Inc.*	21,233	301,296
Range Resources Corp.	4,320	213,235
Southwestern Energy Co.*	64,534	2,754,311
St. Mary Land & Exploration Co.	2,919	94,751
Teekay Corp.	3,480	76,108
Tesoro Corp.	10,553	158,084

		41,825,870

Total Energy		77,824,715

Financials (9.8%)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.*	7,680	499,277
Ameriprise Financial, Inc.	3,254	118,218
Bank of New York Mellon Corp.	46,059	1,335,250
BlackRock, Inc.	1,315	285,118
Charles Schwab Corp.	178,936	3,426,624
Eaton Vance Corp.	21,926	613,709
Federated Investors, Inc., Class B	16,515	435,500
Franklin Resources, Inc.	12,739	1,281,543
GLG Partners, Inc.	35,721	143,956
Goldman Sachs Group, Inc.	112,688	20,774,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Greenhill & Co., Inc.	3,858	$345,600
Invesco Ltd.	6,239	142,000
Investment Technology Group, Inc.*	708	19,767
Janus Capital Group, Inc.	31,256	443,210
Jefferies Group, Inc.*	16,488	448,968
Lazard Ltd., Class A	14,941	617,213
Morgan Stanley	59,752	1,845,142
Northern Trust Corp.	45,435	2,642,500
SEI Investments Co.	22,773	448,173
State Street Corp.	49,682	2,613,273
T. Rowe Price Group, Inc.	47,955	2,191,543
TD Ameritrade Holding Corp.*	49,082	962,989
Waddell & Reed Financial, Inc., Class A	16,171	460,065

		42,093,671

Commercial Banks (2.9%)
BOK Financial Corp.	1,287	59,614
CapitalSource, Inc.	6,959	30,202
Commerce Bancshares, Inc./Missouri	3,858	143,672
HSBC Holdings plc (ADR)	134,100	7,690,635
ICICI Bank Ltd. (ADR)	109,211	4,211,176
U.S. Bancorp	541,580	11,838,939
Wells Fargo & Co.	694,432	19,569,094

		43,543,332

Consumer Finance (0.5%)
American Express Co.	205,413	6,963,501
AmeriCredit Corp.*	5,144	81,224
Capital One Financial Corp.	23,899	853,911
SLM Corp.*	19,020	165,854

		8,064,490

Diversified Financial Services (2.3%)
Bank of America Corp.	663,675	11,229,381
CME Group, Inc.	717	220,972
IntercontinentalExchange, Inc.*	13,692	1,330,726
JPMorgan Chase & Co.	466,331	20,434,624
Leucadia National Corp.*	12,782	315,971
Moody’s Corp.	35,244	721,092
MSCI, Inc., Class A*	18,827	557,656
NASDAQ OMX Group, Inc.*	12,522	263,588
NYSE Euronext	12,563	362,945

		35,436,955

Insurance (0.7%)
Aflac, Inc.	87,910	3,757,273
American International Group, Inc.*	8,611	379,831
Arthur J. Gallagher & Co.	17,471	425,768
Axis Capital Holdings Ltd.	7,598	229,308
Brown & Brown, Inc.	16,088	308,246
CNA Financial Corp.*	2,346	56,632
Endurance Specialty Holdings Ltd.	3,102	113,130
Erie Indemnity Co., Class A	3,863	144,708
Fidelity National Financial, Inc., Class A	6,506	98,110
Genworth Financial, Inc., Class A	39,239	468,906
Hanover Insurance Group, Inc.	1,287	53,192
Lincoln National Corp.	18,530	480,112
Marsh & McLennan Cos., Inc.	7,336	181,419
Odyssey Reinsurance Holdings Corp.	1,211	78,485
Principal Financial Group, Inc.	58,386	1,599,193
Progressive Corp.*	13,084	216,933
Prudential Financial, Inc.	45,124	2,252,139
Reinsurance Group of America, Inc.	1,060	47,276
Validus Holdings Ltd.	2,572	66,358
W.R. Berkley Corp.	8,275	209,192

		11,166,211

Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,590	$86,417
Digital Realty Trust, Inc. (REIT)	14,274	652,465
Federal Realty Investment Trust (REIT)	1,477	90,644
HCP, Inc. (REIT)	21,404	615,151
Health Care REIT, Inc. (REIT)	11,386	473,885
Nationwide Health Properties, Inc. (REIT)	14,515	449,820
Plum Creek Timber Co., Inc. (REIT)	10,908	334,221
Public Storage (REIT)	25,260	1,900,562
Rayonier, Inc. (REIT)	6,732	275,406
Simon Property Group, Inc. (REIT)	19,161	1,330,348

		6,208,919

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	44,434	521,655
St. Joe Co.*	17,351	505,261

		1,026,916

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	3,772	124,174
Hudson City Bancorp, Inc.	48,754	641,115
TFS Financial Corp.	3,900	46,410

		811,699

Total Financials		148,352,193

Health Care (12.6%)
Biotechnology (3.0%)
Abraxis Bioscience, Inc.*	1,124	40,891
Alexion Pharmaceuticals, Inc.*	16,942	754,597
Amgen, Inc.*	191,531	11,535,912
Amylin Pharmaceuticals, Inc.*	26,334	360,512
Biogen Idec, Inc.*	54,161	2,736,214
BioMarin Pharmaceutical, Inc.*	18,810	340,085
Celgene Corp.*	86,554	4,838,369
Cephalon, Inc.*	13,865	807,497
Dendreon Corp.*	21,707	607,579
Genzyme Corp.*	50,723	2,877,516
Gilead Sciences, Inc.*	383,097	17,844,658
Myriad Genetics, Inc.*	17,924	491,118
OSI Pharmaceuticals, Inc.*	10,891	384,452
United Therapeutics Corp.*	8,774	429,838
Vertex Pharmaceuticals, Inc.*	32,593	1,235,275

		45,284,513

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	114,223	6,511,853
Beckman Coulter, Inc.	13,626	939,377
Becton, Dickinson and Co.	45,343	3,162,674
Boston Scientific Corp.*	100,740	1,066,837
C.R. Bard, Inc.	18,680	1,468,435
DENTSPLY International, Inc.	27,867	962,526
Edwards Lifesciences Corp.*	10,551	737,620
Gen-Probe, Inc.*	10,009	414,773
Hill-Rom Holdings, Inc.	4,717	102,736
Hologic, Inc.*	4,753	77,664
Hospira, Inc.*	30,170	1,345,582
Idexx Laboratories, Inc.*	11,590	579,500
Intuitive Surgical, Inc.*	7,185	1,884,266
Inverness Medical Innovations, Inc.*	6,796	263,209
Kinetic Concepts, Inc.*	4,063	150,250
Medtronic, Inc.	211,347	7,777,570
ResMed, Inc.*	14,745	666,474
St. Jude Medical, Inc.*	65,676	2,562,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Stryker Corp.	64,149	$2,914,289
Teleflex, Inc.	3,178	153,529
Varian Medical Systems, Inc.*	23,308	981,966

		34,723,151

Health Care Providers & Services (1.3%)
Aetna, Inc.	18,061	502,638
AmerisourceBergen Corp.	49,719	1,112,711
CIGNA Corp.	3,345	93,961
Community Health Systems, Inc.*	8,708	278,046
Coventry Health Care, Inc.*	9,074	181,117
DaVita, Inc.*	19,434	1,100,742
Emdeon, Inc., Class A*	3,900	63,180
Express Scripts, Inc.*	51,808	4,019,265
Health Management Associates, Inc., Class A*	46,283	346,660
Henry Schein, Inc.*	16,967	931,658
Humana, Inc.*	11,668	435,216
Laboratory Corp. of America Holdings*	20,397	1,340,083
Lincare Holdings, Inc.*	11,233	351,031
McKesson Corp.	24,963	1,486,547
Medco Health Solutions, Inc.*	91,079	5,037,580
MEDNAX, Inc.*	2,770	152,128
Omnicare, Inc.	9,410	211,913
Patterson Cos., Inc.*	18,852	513,717
Quest Diagnostics, Inc.	29,142	1,520,921
Tenet Healthcare Corp.*	61,198	359,844
Universal Health Services, Inc., Class B	606	37,530
VCA Antech, Inc.*	15,923	428,169
WellPoint, Inc.*	6,472	306,514

		20,811,171

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.	11,723	237,625
Cerner Corp.*	12,479	933,429
HLTH Corp.*	19,462	284,340
IMS Health, Inc.	9,373	143,876

		1,599,270

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	3,631	333,616
Charles River Laboratories International, Inc.*	8,253	305,196
Covance, Inc.*	11,979	648,663
Illumina, Inc.*	23,075	980,688
Life Technologies Corp.*	29,064	1,352,929
Mettler-Toledo International, Inc.*	6,509	589,650
Millipore Corp.*	10,393	730,940
PerkinElmer, Inc.	4,738	91,159
Pharmaceutical Product Development, Inc.	18,992	416,685
Techne Corp.	6,877	430,156
Thermo Fisher Scientific, Inc.*	6,359	277,698
Waters Corp.*	18,647	1,041,621

		7,199,001

Pharmaceuticals (5.4%)
Abbott Laboratories, Inc.	538,850	26,656,910
Allergan, Inc.	57,250	3,249,510
Bristol-Myers Squibb Co.	206,402	4,648,173
Eli Lilly and Co.	100,047	3,304,552
Johnson & Johnson	402,740	24,522,839
Merck & Co., Inc.	249,103	7,879,128
Mylan, Inc.*	40,944	655,513
Perrigo Co.	14,536	494,079
Schering-Plough Corp.	261,286	$7,381,329
Sepracor, Inc.*	21,689	496,678
Valeant Pharmaceuticals International*	12,782	358,663
Wyeth	56,192	2,729,807

		82,377,181

Total Health Care		191,994,287

Industrials (8.7%)
Aerospace & Defense (3.0%)
Alliant Techsystems, Inc.*	6,185	481,502
BE Aerospace, Inc.*	8,785	176,930
Boeing Co.	11,213	607,184
General Dynamics Corp.	250,396	16,175,582
Goodrich Corp.	23,231	1,262,373
Honeywell International, Inc.	140,486	5,219,055
ITT Corp.	3,409	177,779
Lockheed Martin Corp.	59,838	4,672,151
Northrop Grumman Corp.	7,217	373,480
Precision Castparts Corp.	26,315	2,680,709
Raytheon Co.	56,958	2,732,275
Rockwell Collins, Inc.	29,764	1,512,011
Spirit AeroSystems Holdings, Inc., Class A*	6,354	114,753
TransDigm Group, Inc.*	7,488	372,977
United Technologies Corp.	145,347	8,855,993

		45,414,754

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	31,809	1,836,970
Expeditors International of Washington, Inc.	39,858	1,401,009
United Parcel Service, Inc., Class B	130,545	7,371,876
UTi Worldwide, Inc.	19,144	277,205

		10,887,060

Airlines (0.2%)
AMR Corp.*	53,535	425,603
Continental Airlines, Inc., Class B*	25,942	426,486
Copa Holdings S.A., Class A	5,636	250,746
Delta Air Lines, Inc.*	144,936	1,298,627
Southwest Airlines Co.	43,412	416,755

		2,818,217

Building Products (0.1%)
Armstrong World Industries, Inc.*	2,799	96,454
Lennox International, Inc.	9,053	326,994
Masco Corp.	31,764	410,391
Owens Corning, Inc.*	7,035	157,936

		991,775

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,934	141,663
Brink’s Co.	8,558	230,296
Cintas Corp.	4,463	135,273
Copart, Inc.*	12,523	415,889
Corrections Corp. of America*	2,447	55,425
Iron Mountain, Inc.*	33,867	902,894
R.R. Donnelley & Sons Co.	9,908	210,644
Republic Services, Inc.	19,195	510,011
Stericycle, Inc.*	16,544	801,557
Waste Connections, Inc.*	11,043	318,701
Waste Management, Inc.	82,922	2,472,734

		6,195,087

Construction & Engineering (0.2%)
Aecom Technology Corp.*	17,251	468,192
Fluor Corp.	33,789	1,718,170
Jacobs Engineering Group, Inc.*	23,201	1,066,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Shaw Group, Inc.*	12,797	$410,656
URS Corp.*	1,501	65,519

		3,728,623

Electrical Equipment (0.6%)
AMETEK, Inc.	20,153	703,541
Emerson Electric Co.	142,525	5,712,402
First Solar, Inc.*	9,653	1,475,558
Hubbell, Inc., Class B	1,265	53,130
Rockwell Automation, Inc.	2,690	114,594
Roper Industries, Inc.	14,576	743,084
SunPower Corp., Class A*	18,101	541,039
Thomas & Betts Corp.*	3,178	95,594

		9,438,942

Industrial Conglomerates (0.7%)
3M Co.	131,447	9,700,789
Carlisle Cos., Inc.	3,119	105,765
McDermott International, Inc.*	42,928	1,084,791

		10,891,345

Machinery (1.0%)
Bucyrus International, Inc.	3,171	112,951
Caterpillar, Inc.	56,493	2,899,786
Crane Co.	4,766	123,011
Cummins, Inc.	12,520	561,021
Danaher Corp.	30,220	2,034,410
Deere & Co.	19,663	843,936
Donaldson Co., Inc.	15,278	529,077
Dover Corp.	24,765	959,891
Flowserve Corp.	10,514	1,036,050
Graco, Inc.	5,114	142,527
Harsco Corp.	10,997	389,404
IDEX Corp.	8,965	250,572
Joy Global, Inc.	16,826	823,464
Navistar International Corp.*	11,799	441,519
PACCAR, Inc.	63,106	2,379,727
Pall Corp.	21,722	701,186
Pentair, Inc.	5,144	151,851
Snap-On, Inc.	2,951	102,577
Toro Co.	7,379	293,463
Valmont Industries, Inc.	3,946	336,120
Wabtec Corp.	9,000	337,770

		15,450,313

Marine (0.0%)
Kirby Corp.*	2,065	76,033

Professional Services (0.2%)
Dun & Bradstreet Corp.	9,999	753,124
Equifax, Inc.	18,508	539,323
FTI Consulting, Inc.*	9,654	411,357
IHS, Inc., Class A*	8,984	459,352
Monster Worldwide, Inc.*	13,885	242,710
Robert Half International, Inc.	28,695	717,949

		3,123,815

Road & Rail (1.4%)
Con-way, Inc.	2,872	110,055
J.B. Hunt Transport Services, Inc.	16,429	527,864
Kansas City Southern*	7,805	206,754
Landstar System, Inc.	9,982	379,915
Norfolk Southern Corp.	8,959	386,222
Union Pacific Corp.	326,973	19,078,875

		20,689,685

Trading Companies & Distributors (0.2%)
Fastenal Co.	24,852	961,772
GATX Corp.	3,802	106,266
MSC Industrial Direct Co., Class A	8,433	367,510
W.W. Grainger, Inc.	11,520	$1,029,427
WESCO International, Inc.*	4,172	120,154

		2,585,129

Total Industrials		132,290,778

Information Technology (28.5%)
Communications Equipment (4.3%)
Brocade Communications Systems, Inc.*	25,567	200,957
Ciena Corp.*	1,862	30,313
Cisco Systems, Inc.*	1,089,095	25,637,296
F5 Networks, Inc.*	14,768	585,256
Harris Corp.	19,489	732,786
JDS Uniphase Corp.*	20,632	146,693
Juniper Networks, Inc.*	230,128	6,218,059
Motorola, Inc.	27,530	236,483
QUALCOMM, Inc.	708,959	31,888,976

		65,676,819

Computers & Peripherals (8.4%)
Apple, Inc.*	280,545	52,004,627
Dell, Inc.*	323,455	4,935,923
Diebold, Inc.	10,617	349,618
EMC Corp.*	39,311	669,860
Hewlett-Packard Co.	349,519	16,500,792
International Business Machines Corp.	397,593	47,556,099
NCR Corp.*	29,782	411,587
NetApp, Inc.*	63,720	1,700,050
QLogic Corp.*	22,311	383,749
SanDisk Corp.*	20,563	446,217
Seagate Technology	83,133	1,264,453
Teradata Corp.*	26,464	728,289
Western Digital Corp.*	37,691	1,376,852

		128,328,116

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	64,448	1,793,588
Amphenol Corp., Class A	32,230	1,214,426
Arrow Electronics, Inc.*	9,288	261,457
Avnet, Inc.*	9,496	246,611
AVX Corp.	4,128	49,247
Corning, Inc.	252,093	3,859,544
Dolby Laboratories, Inc., Class A*	9,533	364,065
FLIR Systems, Inc.*	29,278	818,906
Itron, Inc.*	6,961	446,479
Jabil Circuit, Inc.	17,594	235,936
Molex, Inc.	2,130	44,474
National Instruments Corp.	11,635	321,475
Trimble Navigation Ltd.*	22,796	545,052
Vishay Intertechnology, Inc.*	7,488	59,155

		10,260,415

Internet Software & Services (4.1%)
Akamai Technologies, Inc.*	32,425	638,124
Baidu, Inc. (ADR)*	29,530	11,547,707
eBay, Inc.*	48,897	1,154,458
Equinix, Inc.*	7,151	657,892
Google, Inc., Class A*	88,403	43,834,628
IAC/InterActiveCorp*	9,019	182,094
Sohu.com, Inc.*	5,418	372,650
VeriSign, Inc.*	36,135	856,038
WebMD Health Corp., Class A*	929	30,768
Yahoo!, Inc.*	208,651	3,716,074

		62,990,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.2%)
Affiliated Computer Services, Inc., Class A*	10,330	$559,576
Alliance Data Systems Corp.*	10,070	615,076
Amdocs Ltd.*	5,139	138,136
Automatic Data Processing, Inc.	95,307	3,745,565
Broadridge Financial Solutions, Inc.	16,341	328,454
Cognizant Technology Solutions Corp., Class A*	54,851	2,120,540
Convergys Corp.*	4,600	45,724
DST Systems, Inc.*	5,992	268,442
Fidelity National Information Services, Inc.	13,494	344,232
Fiserv, Inc.*	29,246	1,409,657
Genpact Ltd.*	11,717	144,119
Global Payments, Inc.	15,075	704,002
Hewitt Associates, Inc., Class A*	15,676	571,077
Lender Processing Services, Inc.	17,943	684,884
Mastercard, Inc., Class A	61,394	12,410,797
Metavante Technologies, Inc.*	17,548	605,055
NeuStar, Inc., Class A*	13,568	306,637
Paychex, Inc.	60,486	1,757,118
SAIC, Inc.*	28,914	507,152
Total System Services, Inc.	21,922	353,163
Visa, Inc., Class A	259,761	17,952,083
Western Union Co.	131,705	2,491,859

		48,063,348

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	9,851	255,436

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	55,278	312,873
Altera Corp.	55,196	1,132,070
Analog Devices, Inc.	54,673	1,507,881
Broadcom Corp., Class A*	93,183	2,859,786
Cree, Inc.*	19,521	717,397
Cypress Semiconductor Corp.*	25,626	264,717
Integrated Device Technology, Inc.*	10,310	69,696
Intel Corp.	1,012,548	19,815,564
International Rectifier Corp.*	6,008	117,096
Intersil Corp., Class A	11,394	174,442
Lam Research Corp.*	23,733	810,719
Linear Technology Corp.	41,732	1,153,055
Marvell Technology Group Ltd.*	87,305	1,413,468
Maxim Integrated Products, Inc.	48,026	871,192
MEMC Electronic Materials, Inc.*	41,084	683,227
Microchip Technology, Inc.	31,288	829,132
Micron Technology, Inc.*	31,441	257,816
National Semiconductor Corp.	42,339	604,178
Novellus Systems, Inc.*	11,102	232,920
Nvidia Corp.*	102,583	1,541,822
ON Semiconductor Corp.*	82,354	679,421
Rambus, Inc.*	19,648	341,875
Silicon Laboratories, Inc.*	8,416	390,166
Teradyne, Inc.*	32,480	300,440
Texas Instruments, Inc.	240,422	5,695,597
Varian Semiconductor Equipment Associates, Inc.*	14,011	460,121
Xilinx, Inc.	51,569	1,207,746

		44,444,417

Software (4.9%)
Activision Blizzard, Inc.*	61,037	756,249
Adobe Systems, Inc.*	98,697	3,260,949
ANSYS, Inc.*	16,489	617,843
Autodesk, Inc.*	29,028	$690,866
BMC Software, Inc.*	35,527	1,333,328
CA, Inc.	56,978	1,252,946
Cadence Design Systems, Inc.*	49,462	363,051
Citrix Systems, Inc.*	33,978	1,332,957
Electronic Arts, Inc.*	60,673	1,155,821
FactSet Research Systems, Inc.	7,982	528,728
Intuit, Inc.*	60,653	1,728,611
McAfee, Inc.*	29,207	1,278,975
Micros Systems, Inc.*	15,127	456,684
Microsoft Corp.	1,455,291	37,677,484
Novell, Inc.*	34,841	157,133
Nuance Communications, Inc.*	37,099	555,001
Oracle Corp.	721,760	15,041,478
Red Hat, Inc.*	35,455	979,976
Rovi Corp.*	13,160	442,176
Salesforce.com, Inc.*	20,316	1,156,590
Sybase, Inc.*	15,656	609,018
Symantec Corp.*	155,796	2,565,960
Synopsys, Inc.*	16,942	379,840
VMware, Inc., Class A*	9,614	386,194

		74,707,858

Total Information Technology		434,726,842

Materials (5.3%)
Chemicals (3.8%)
Air Products & Chemicals, Inc.	13,600	1,055,088
Albemarle Corp.	973	33,666
Ashland, Inc.	1,362	58,866
Celanese Corp., Class A	26,976	674,400
CF Industries Holdings, Inc.	8,565	738,560
Dow Chemical Co.	508,527	13,257,299
E.I. du Pont de Nemours & Co.	56,192	1,806,011
Ecolab, Inc.	44,448	2,054,831
FMC Corp.	11,618	653,513
International Flavors & Fragrances, Inc.	14,301	542,437
Intrepid Potash, Inc.*	7,199	169,824
Lubrizol Corp.	11,043	789,133
Monsanto Co.	150,385	11,639,799
Mosaic Co.	29,705	1,427,919
Nalco Holding Co.	25,955	531,818
Potash Corp. of Saskatchewan, Inc.	46,574	4,207,495
Praxair, Inc.	191,237	15,622,151
RPM International, Inc.	12,707	234,952
Scotts Miracle-Gro Co., Class A	8,371	359,534
Sigma-Aldrich Corp.	22,936	1,238,085
Terra Industries, Inc.	12,837	445,059
Valhi, Inc.	152	1,842

		57,542,282

Construction Materials (0.0%)
Eagle Materials, Inc.	8,227	235,128
Martin Marietta Materials, Inc.	3,212	295,729

		530,857

Containers & Packaging (0.2%)
Ball Corp.	11,446	563,143
Crown Holdings, Inc.*	30,031	816,843
Owens-Illinois, Inc.*	25,732	949,511
Packaging Corp. of America	1,907	38,903
Pactiv Corp.*	20,270	528,033

		2,896,433

Metals & Mining (1.3%)
Alcoa, Inc.	84,710	1,111,395
BHP Billiton plc (ADR)	180,096	9,923,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cliffs Natural Resources, Inc.	2,371	$76,726
Compass Minerals International, Inc.	3,254	200,511
Freeport-McMoRan Copper & Gold, Inc.	47,042	3,227,552
Newmont Mining Corp.	90,114	3,966,818
Royal Gold, Inc.	1,967	89,695
Schnitzer Steel Industries, Inc., Class A	3,178	169,228
Southern Copper Corp.	24,352	747,363
Walter Energy, Inc.	9,831	590,450

		20,103,028

Total Materials		81,072,600

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	25,505	192,308
tw telecom, Inc.*	27,983	376,371
Windstream Corp.	40,801	413,314

		981,993

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	74,695	2,718,898
Crown Castle International Corp.*	19,648	616,161
Leap Wireless International, Inc.*	8,508	166,331
MetroPCS Communications, Inc.*	47,554	445,106
NII Holdings, Inc.*	1,645	49,317
SBA Communications Corp., Class A*	22,783	615,825

		4,611,638

Total Telecommunication Services		5,593,631

Utilities (0.6%)
Electric Utilities (0.3%)
Allegheny Energy, Inc.	19,462	516,132
DPL, Inc.	2,774	72,401
Exelon Corp.	10,750	533,415
FPL Group, Inc.	10,135	559,756
ITC Holdings Corp.	9,379	426,276
NV Energy, Inc.	18,781	217,672
PPL Corp.	71,496	2,169,189

		4,494,841

Gas Utilities (0.1%)
EQT Corp.	24,596	1,047,789

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	100,896	1,495,279
Calpine Corp.*	34,054	392,302
Constellation Energy Group, Inc.	28,880	934,845
Ormat Technologies, Inc.	3,707	151,320

		2,973,746

Multi-Utilities (0.0%)
CenterPoint Energy, Inc.	61,764	767,727
Integrys Energy Group, Inc.	3,178	114,058

		881,785

Water Utilities (0.0%)
American Water Works Co., Inc.	1,590	31,705

Total Utilities		9,429,866

Total Common Stocks (89.3%) (Cost $1,099,223,864)		1,360,390,071

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.0%)
iShares Morningstar Large Core Index Fund	18,923	$1,150,140
iShares Morningstar Large Growth Index Fund	717,965	38,526,002
iShares Morningstar Large Value Index Fund	113,968	5,947,990
iShares NYSE 100 Index Fund	11,194	590,931
iShares Russell 1000 Growth Index Fund	912,918	42,277,232
iShares Russell 1000 Index Fund	42,225	2,452,006
iShares Russell 1000 Value Index Fund	61,790	3,428,727
iShares S&P 100 Index Fund	18,787	916,806
iShares S&P 500 Growth Index Fund	694,550	37,491,809
iShares S&P 500 Index Fund	17,879	1,894,101
iShares S&P 500 Value Index Fund	45,604	2,334,469

Total Investment Companies (9.0%) (Cost $119,148,548)		137,010,213

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$1,348,000	1,347,831

Time Deposit (1.4%)
JPMorgan Chase Nassau
0.000%, 10/1/09	21,643,778	21,643,778

Total Short-Term Investments (1.5%) (Cost/Amortized Cost $22,991,438)		22,991,609

Total Investments (99.8%) (Cost/Amortized Cost $1,241,363,850)		1,520,391,893
Other Assets Less Liabilities (0.2%)		2,927,755

Net Assets (100%)		$1,523,319,648

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	89	December-09	$2,961,853	$3,057,150	$95,297
S&P 500 E-Mini Index	150	December-09	7,780,463	7,896,750	116,287
S&P Mid 400 E-Mini Index	9	December-09	600,954	620,280	19,326

					$230,910

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$118,922,254	$—	$—	$118,922,254
Consumer Staples	160,182,905	—	—	160,182,905
Energy	77,824,715	—	—	77,824,715
Financials	148,352,193	—	—	148,352,193
Health Care	191,994,287	—	—	191,994,287
Industrials	132,290,778	—	—	132,290,778
Information Technology	434,726,842	—	—	434,726,842
Materials	81,072,600	—	—	81,072,600
Telecommunication Services	5,593,631	—	—	5,593,631
Utilities	9,429,866	—	—	9,429,866
Futures	230,910	—	—	230,910
Investment Companies
Exchange Traded Funds (ETFs)	137,010,213	—	—	137,010,213
Short-Term Investments	—	22,991,609	—	22,991,609

Total Asset	$1,497,631,194	$22,991,609	$—	$1,520,622,803

Total Liability	$—	$—	$—	$—

Total	$1,497,631,194	$22,991,609	$—	$1,520,622,803

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$729,381,353
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,246,100,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,816,921
Aggregate gross unrealized depreciation	(52,232,545)

Net unrealized appreciation	$227,584,376

Federal income tax cost of investments	$1,292,807,517

The Portfolio has a net capital loss carryforward of $702,967,145 of which $162,794,931 expires in the year 2009, $430,153,032 expires in the year 2010, $51,610,054 expires in the year 2011, and $58,409,128 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Auto Components (0.2%)
Autoliv, Inc.	4,054	$136,214
BorgWarner, Inc.	294	8,896
Federal Mogul Corp.*	878	10,598
Johnson Controls, Inc.	13,126	335,501
TRW Automotive Holdings Corp.*	1,800	30,150
WABCO Holdings, Inc.	384	8,064

		529,423

Automobiles (0.5%)
Ford Motor Co.*	152,881	1,102,272
Harley-Davidson, Inc.	12,057	277,311
Motors Liquidation Co.*	1,950	1,375
Thor Industries, Inc.	810	25,069

		1,406,027

Distributors (0.1%)
Genuine Parts Co.	7,801	296,906

Diversified Consumer Services (0.1%)
Career Education Corp.*	265	6,461
Hillenbrand, Inc.	1,827	37,216
Service Corp. International	11,275	79,038
Weight Watchers International, Inc.	1,444	39,623

		162,338

Hotels, Restaurants & Leisure (0.7%)
Boyd Gaming Corp.*	3,085	33,719
Carnival Corp.	11,614	386,514
Choice Hotels International, Inc.	1,194	37,086
International Game Technology	2,391	51,359
International Speedway Corp., Class A	1,599	44,084
Las Vegas Sands Corp.*	3,496	58,873
Marriott International, Inc., Class A	7,605	209,822
MGM MIRAGE*	5,052	60,826
Penn National Gaming, Inc.*	3,180	87,959
Royal Caribbean Cruises Ltd.*	4,340	104,507
Starwood Hotels & Resorts Worldwide, Inc.	7,674	253,472
Wendy’s/Arby’s Group, Inc., Class A	10,531	49,811
Wyndham Worldwide Corp.	4,783	78,058
Wynn Resorts Ltd.*	3,312	234,788

		1,690,878

Household Durables (0.8%)
Black & Decker Corp.	2,927	135,491
D.R. Horton, Inc.	14,450	164,874
Fortune Brands, Inc.	7,349	315,860
Garmin Ltd.	970	36,608
Harman International Industries, Inc.	1,262	42,757
Jarden Corp.	4,165	116,911
KB Home	3,557	59,082
Leggett & Platt, Inc.	2,852	55,329
Lennar Corp., Class A	7,022	100,063
M.D.C. Holdings, Inc.	1,102	38,283
Mohawk Industries, Inc.*	2,680	127,809
Newell Rubbermaid, Inc.	12,068	189,347
NVR, Inc.*	226	144,046
Pulte Homes, Inc.	15,639	171,873
Toll Brothers, Inc.*	7,137	139,457
Whirlpool Corp.	3,657	255,844

		2,093,634

Internet & Catalog Retail (0.1%)
Expedia, Inc.*	793	18,992
Liberty Media Corp., Interactive, Class A*	29,281	$321,213

		340,205

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,431	67,460
Mattel, Inc.	3,875	71,533

		138,993

Media (4.7%)
Cablevision Systems Corp. - New York Group, Class A	11,480	272,650
CBS Corp., Class B	29,353	353,704
Central European Media Enterprises Ltd., Class A*	1,647	56,410
Clear Channel Outdoor Holdings, Inc., Class A*	1,038	7,266
Comcast Corp., Class A	130,508	2,204,280
Discovery Communications, Inc., Class C*	951	24,754
DISH Network Corp., Class A*	9,584	184,588
DreamWorks Animation SKG, Inc., Class A*	3,586	127,554
Gannett Co., Inc.	11,414	142,789
Historic TW, Inc.	58,684	1,688,925
Interactive Data Corp.	925	24,244
Interpublic Group of Cos., Inc.*	23,086	173,607
Lamar Advertising Co., Class A*	2,752	75,515
Liberty Global, Inc., Class A*	13,056	294,674
Liberty Media Corp., Capital Series, Class A*	3,870	80,960
Liberty Media Corp., Entertainment Series, Class A*	25,324	787,830
Meredith Corp.	1,824	54,611
New York Times Co., Class A	4,656	37,807
News Corp., Class A	111,524	1,337,173
Regal Entertainment Group, Class A	1,865	22,977
Scripps Networks Interactive, Inc., Class A	1,708	63,111
Time Warner Cable, Inc.	17,146	738,821
Viacom, Inc., Class B*	26,459	741,910
Virgin Media, Inc.	14,999	208,786
Walt Disney Co.	91,165	2,503,391
Warner Music Group Corp.*	1,689	9,340
Washington Post Co., Class B	294	137,615

		12,355,292

Multiline Retail (0.4%)
Big Lots, Inc.*	3,541	88,596
J.C. Penney Co., Inc.	10,908	368,145
Kohl’s Corp.*	919	52,429
Macy’s, Inc.	20,634	377,396
Saks, Inc.*	532	3,628
Sears Holdings Corp.*	2,391	156,156

		1,046,350

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A	2,120	69,706
AutoNation, Inc.*	3,172	57,350
Barnes & Noble, Inc.	1,283	28,508
CarMax, Inc.*	3,067	64,100
Foot Locker, Inc.	4,181	49,963
GameStop Corp., Class A*	948	25,094
Gap, Inc.	2,687	57,502
Home Depot, Inc.	77,674	2,069,235
Limited Brands, Inc.	4,164	70,746
Lowe’s Cos., Inc.	49,404	1,034,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Office Depot, Inc.*	10,801	$71,503
Penske Automotive Group, Inc.	1,170	22,441
RadioShack Corp.	5,222	86,528
Sherwin-Williams Co.	700	42,112
Signet Jewelers Ltd.*	4,008	105,531
Tiffany & Co.	497	19,149
Williams-Sonoma, Inc.	2,700	54,621

		3,928,609

Textiles, Apparel & Luxury Goods (0.1%)
Phillips-Van Heusen Corp.	880	37,655
Polo Ralph Lauren Corp.	91	6,972
VF Corp.	3,509	254,157

		298,784

Total Consumer Discretionary		24,287,439

Consumer Staples (5.4%)
Beverages (0.9%)
Brown-Forman Corp., Class B	742	35,779
Central European Distribution Corp.*	2,278	74,627
Coca-Cola Co.	24,217	1,300,453
Coca-Cola Enterprises, Inc.	2,230	47,745
Constellation Brands, Inc., Class A*	8,940	135,441
Dr. Pepper Snapple Group, Inc.*	12,423	357,161
Molson Coors Brewing Co., Class B	5,910	287,699
Pepsi Bottling Group, Inc.	1,365	49,741
PepsiAmericas, Inc.	2,702	77,169

		2,365,815

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*	2,161	78,271
CVS Caremark Corp.	49,619	1,773,383
Kroger Co.	4,867	100,455
Rite Aid Corp.*	27,512	45,119
Safeway, Inc.	20,594	406,114
SUPERVALU, Inc.	11,113	167,362
Whole Foods Market, Inc.*	857	26,130

		2,596,834

Food Products (2.1%)
Archer-Daniels-Midland Co.	13,644	398,678
Bunge Ltd.	6,472	405,212
Campbell Soup Co.	3,037	99,067
ConAgra Foods, Inc.	21,731	471,128
Corn Products International, Inc.	3,535	100,818
Del Monte Foods Co.	10,371	120,096
Flowers Foods, Inc.	632	16,615
General Mills, Inc.	9,434	607,361
H.J. Heinz Co.	2,854	113,447
Hershey Co.	3,179	123,536
Hormel Foods Corp.	2,994	106,347
J.M. Smucker Co.	5,821	308,571
Kraft Foods, Inc., Class A	72,185	1,896,300
Ralcorp Holdings, Inc.*	2,984	174,475
Sara Lee Corp.	25,702	286,320
Smithfield Foods, Inc.*	5,403	74,561
Tyson Foods, Inc., Class A	15,722	198,569

		5,501,101

Household Products (1.2%)
Clorox Co.	760	44,703
Energizer Holdings, Inc.*	542	35,956
Kimberly-Clark Corp.	2,763	162,962
Procter & Gamble Co.	49,402	2,861,364

		3,104,985

Personal Products (0.0%)
Alberto-Culver Co.	604	16,719
Mead Johnson Nutrition Co., Class A	767	34,599
NBTY, Inc.*	788	$31,189

		82,507

Tobacco (0.2%)
Lorillard, Inc.	941	69,916
Reynolds American, Inc.	8,192	364,708

		434,624

Total Consumer Staples		14,085,866

Energy (18.2%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*	181	6,384
Baker Hughes, Inc.	14,312	610,550
BJ Services Co.	14,340	278,626
ENSCO International, Inc.	5,249	223,292
Exterran Holdings, Inc.*	1,618	38,411
Halliburton Co.	43,873	1,189,836
Helix Energy Solutions Group, Inc.*	5,583	83,633
Helmerich & Payne, Inc.	3,621	143,138
Nabors Industries Ltd.*	13,843	289,319
National Oilwell Varco, Inc.*	20,466	882,699
Oil States International, Inc.*	2,389	83,926
Patterson-UTI Energy, Inc.	6,309	95,266
Pride International, Inc.*	4,416	134,423
Rowan Cos., Inc.	4,966	114,566
Schlumberger Ltd.	31,993	1,906,783
SEACOR Holdings, Inc.*	1,038	84,732
Seahawk Drilling, Inc.*	295	9,172
Smith International, Inc.	4,375	125,562
Superior Energy Services, Inc.*	3,766	84,810
Tidewater, Inc.	2,364	111,321
Unit Corp.*	1,962	80,932

		6,577,381

Oil, Gas & Consumable Fuels (15.7%)
Anadarko Petroleum Corp.	24,504	1,537,136
Apache Corp.	16,438	1,509,502
Arch Coal, Inc.	8,494	187,972
Cabot Oil & Gas Corp.	5,434	194,266
Chesapeake Energy Corp.	30,553	867,705
Chevron Corp.	98,257	6,920,241
Cimarex Energy Co.	4,327	187,446
Comstock Resources, Inc.*	2,052	82,244
Concho Resources, Inc.*	3,789	137,616
ConocoPhillips	72,742	3,285,029
Continental Resources, Inc.*	767	30,043
Denbury Resources, Inc.*	12,984	196,448
Devon Energy Corp.	21,794	1,467,390
El Paso Corp.	24,772	255,647
Encore Acquisition Co.*	2,545	95,183
EOG Resources, Inc.	12,211	1,019,741
EXCO Resources, Inc.*	609	11,382
Exxon Mobil Corp.	177,548	12,181,568
Forest Oil Corp.*	3,396	66,460
Frontier Oil Corp.	1,083	15,075
Frontline Ltd.	2,481	58,031
Hess Corp.	14,201	759,185
Marathon Oil Corp.	34,683	1,106,388
Mariner Energy, Inc.*	472	6,693
Massey Energy Co.	812	22,647
Murphy Oil Corp.	9,298	535,286
Newfield Exploration Co.*	6,458	274,852
Noble Energy, Inc.	8,472	558,813
Occidental Petroleum Corp.	39,779	3,118,674
Overseas Shipholding Group, Inc.	1,059	39,575
Pioneer Natural Resources Co.	5,901	214,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Plains Exploration & Production Co.*	3,361	$92,965
Range Resources Corp.	6,550	323,308
SandRidge Energy, Inc.*	5,976	77,449
Southern Union Co.	5,277	109,709
Spectra Energy Corp.	31,359	593,939
St. Mary Land & Exploration Co.	2,274	73,814
Sunoco, Inc.	6,141	174,711
Teekay Corp.	1,124	24,582
Tesoro Corp.	3,509	52,565
Valero Energy Corp.	27,388	531,053
Whiting Petroleum Corp.*	2,526	145,447
Williams Cos., Inc.	28,204	504,005
XTO Energy, Inc.	28,415	1,174,108

		40,820,040

Total Energy		47,397,421

Financials (25.4%)
Capital Markets (3.5%)
Ameriprise Financial, Inc.	11,399	414,126
Bank of New York Mellon Corp.	46,568	1,350,006
BlackRock, Inc.	632	137,030
Federated Investors, Inc., Class B	497	13,106
Franklin Resources, Inc.	3,964	398,778
Goldman Sachs Group, Inc.	23,156	4,268,808
Invesco Ltd.	18,579	422,858
Investment Technology Group, Inc.*	1,917	53,523
Janus Capital Group, Inc.	1,015	14,393
Jefferies Group, Inc.*	1,365	37,169
Legg Mason, Inc.	7,876	244,392
Morgan Stanley	51,177	1,580,346
Raymond James Financial, Inc.	5,135	119,543

		9,054,078

Commercial Banks (5.1%)
Associated Banc-Corp.	6,621	75,612
Bancorpsouth, Inc.	3,737	91,220
Bank of Hawaii Corp.	2,162	89,809
BB&T Corp.	33,578	914,665
BOK Financial Corp.	653	30,247
CapitalSource, Inc.	9,207	39,958
City National Corp./California	2,185	85,062
Comerica, Inc.	7,845	232,761
Commerce Bancshares, Inc./Missouri	1,912	71,203
Cullen/Frost Bankers, Inc.	2,567	132,560
Fifth Third Bancorp	38,985	394,918
First Citizens BancShares, Inc./North Carolina, Class A	294	46,775
First Horizon National Corp.*	11,461	151,634
Fulton Financial Corp.	7,812	57,496
Huntington Bancshares, Inc./Ohio	34,993	164,817
KeyCorp	43,107	280,195
M&T Bank Corp.	3,755	234,012
Marshall & Ilsley Corp.	19,346	156,122
PNC Financial Services Group, Inc.	22,518	1,094,150
Popular, Inc.	31,379	88,803
Regions Financial Corp.	56,685	352,014
SunTrust Banks, Inc.	24,212	545,981
Synovus Financial Corp.	18,539	69,521
TCF Financial Corp.	5,808	75,736
U.S. Bancorp	93,070	2,034,510
Valley National Bancorp	6,821	83,830
Wells Fargo & Co.	198,724	5,600,042
Whitney Holding Corp./Louisiana	3,626	34,592
Wilmington Trust Corp.	3,648	51,802
Zions Bancorp	5,945	$106,832

		13,386,879

Consumer Finance (1.0%)
American Express Co.	40,594	1,376,137
AmeriCredit Corp.*	3,013	47,575
Capital One Financial Corp.	15,811	564,927
Discover Financial Services	26,305	426,930
SLM Corp.*	17,495	152,556
Student Loan Corp.	136	6,311

		2,574,436

Diversified Financial Services (7.8%)
Bank of America Corp.	424,222	7,177,836
CIT Group, Inc.	19,010	23,002
Citigroup, Inc.	744,811	3,604,885
CME Group, Inc.	3,053	940,904
Interactive Brokers Group, Inc., Class A*	1,962	38,985
JPMorgan Chase & Co.	184,390	8,079,970
Leucadia National Corp.*	6,242	154,302
NASDAQ OMX Group, Inc.*	3,626	76,328
NYSE Euronext	9,513	274,831

		20,371,043

Insurance (4.8%)
Alleghany Corp.*	251	65,022
Allied World Assurance Co. Holdings Ltd./Bermuda	2,319	111,150
Allstate Corp.	26,176	801,509
American Financial Group, Inc./Ohio	4,097	104,473
American International Group, Inc.*	3,614	159,414
American National Insurance Co.	812	69,182
Aon Corp.	13,482	548,583
Arch Capital Group Ltd.*	2,477	167,297
Arthur J. Gallagher & Co.	355	8,651
Aspen Insurance Holdings Ltd.	3,924	103,868
Assurant, Inc.	6,102	195,630
Axis Capital Holdings Ltd.	5,303	160,045
Brown & Brown, Inc.	1,482	28,395
Chubb Corp.	17,215	867,808
Cincinnati Financial Corp.	7,590	197,264
CNA Financial Corp.*	697	16,826
Endurance Specialty Holdings Ltd.	1,575	57,440
Erie Indemnity Co., Class A	426	15,958
Everest Reinsurance Group Ltd.	2,972	260,644
Fidelity National Financial, Inc., Class A	10,485	158,114
First American Corp.	4,867	157,545
Genworth Financial, Inc., Class A	13,764	164,480
Hanover Insurance Group, Inc.	2,274	93,984
Hartford Financial Services Group, Inc.	15,788	418,382
HCC Insurance Holdings, Inc.	5,878	160,763
Lincoln National Corp.	10,216	264,697
Loews Corp.	15,965	546,801
Markel Corp.*	474	156,335
Marsh & McLennan Cos., Inc.	23,528	581,847
MBIA, Inc.*	6,342	49,214
Mercury General Corp.	1,284	46,455
MetLife, Inc.	28,284	1,076,772
Odyssey Reinsurance Holdings Corp.	632	40,960
Old Republic International Corp.	11,437	139,303
OneBeacon Insurance Group Ltd., Class A	1,419	19,497
PartnerReinsurance Ltd.	2,902	223,280
Progressive Corp.*	29,707	492,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Protective Life Corp.	4,278	$91,635
Prudential Financial, Inc.	10,741	536,083
Reinsurance Group of America, Inc.	3,485	155,431
RenaissanceReinsurance Holdings Ltd.	3,250	177,970
StanCorp Financial Group, Inc.	2,296	92,690
Torchmark Corp.	3,939	171,071
Transatlantic Holdings, Inc.	1,307	65,572
Travelers Cos., Inc.	28,724	1,414,082
Unitrin, Inc.	2,319	45,197
Unum Group	16,225	347,864
Validus Holdings Ltd.	4,063	104,825
W.R. Berkley Corp.	4,297	108,628
Wesco Financial Corp.	68	22,134
White Mountains Insurance Group Ltd.	361	110,831
XL Capital Ltd., Class A	16,764	292,699

		12,466,842

Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	1,486	80,764
AMB Property Corp. (REIT)	7,611	174,672
Annaly Capital Management, Inc. (REIT)	26,445	479,712
Apartment Investment & Management Co. (REIT), Class A	5,632	83,072
AvalonBay Communities, Inc. (REIT)	3,944	286,847
Boston Properties, Inc. (REIT)	6,721	440,561
Brandywine Realty Trust (REIT)	6,193	68,371
BRE Properties, Inc. (REIT)	2,454	76,810
Camden Property Trust (REIT)	3,200	128,960
Chimera Investment Corp. (REIT)	35,248	134,647
Corporate Office Properties Trust/Maryland (REIT)	2,752	101,494
Developers Diversified Realty Corp. (REIT)	307	2,837
Douglas Emmett, Inc. (REIT)	6,033	74,085
Duke Realty Corp. (REIT)	10,963	131,666
Equity Residential (REIT)	13,245	406,621
Essex Property Trust, Inc. (REIT)	1,329	105,762
Federal Realty Investment Trust (REIT)	2,710	166,313
HCP, Inc. (REIT)	9,245	265,701
Health Care REIT, Inc. (REIT)	2,748	114,372
Hospitality Properties Trust (REIT)	5,810	118,350
Host Hotels & Resorts, Inc. (REIT)	29,580	348,157
HRPT Properties Trust (REIT)	10,191	76,636
Kimco Realty Corp. (REIT)	19,422	253,263
Liberty Property Trust (REIT)	5,843	190,073
Macerich Co. (REIT)	4,266	129,388
Mack-Cali Realty Corp. (REIT)	3,895	125,925
Nationwide Health Properties, Inc. (REIT)	1,234	38,242
Plum Creek Timber Co., Inc. (REIT)	4,975	152,434
ProLogis (REIT)	21,707	258,747
Rayonier, Inc. (REIT)	2,070	84,684
Realty Income Corp. (REIT)	5,503	141,152
Regency Centers Corp. (REIT)	4,192	155,314
Senior Housing Properties Trust (REIT)	5,999	114,641
Simon Property Group, Inc. (REIT)	6,911	479,831
SL Green Realty Corp. (REIT)	3,691	161,850
Taubman Centers, Inc. (REIT)	2,549	91,968
UDR, Inc. (REIT)	7,427	116,901
Ventas, Inc. (REIT)	7,720	$297,220
Vornado Realty Trust (REIT)	7,538	485,548
Weingarten Realty Investors (REIT)	5,135	102,289

		7,245,880

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A	5,277	70,554
Jones Lang LaSalle, Inc.	2,211	104,735

		175,289

Thrifts & Mortgage Finance (0.3%)
First Niagara Financial Group, Inc.	7,194	88,702
Hudson City Bancorp, Inc.	10,881	143,085
New York Community Bancorp, Inc.	16,480	188,202
People’s United Financial, Inc.	17,744	276,097
TFS Financial Corp.	3,601	42,852
Washington Federal, Inc.	5,539	93,387

		832,325

Total Financials		66,106,772

Health Care (9.1%)
Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.*	47,188	499,721
CareFusion Corp.*	9,409	205,116
Cooper Cos., Inc.	2,342	69,628
Hill-Rom Holdings, Inc.	1,800	39,204
Hologic, Inc.*	11,992	195,949
Inverness Medical Innovations, Inc.*	1,937	75,020
Kinetic Concepts, Inc.*	1,917	70,891
Teleflex, Inc.	1,102	53,237
Zimmer Holdings, Inc.*	10,500	561,225

		1,769,991

Health Care Providers & Services (2.0%)
Aetna, Inc.	17,022	473,722
AmerisourceBergen Corp.	1,805	40,396
Brookdale Senior Living, Inc.	1,711	31,021
Cardinal Health, Inc.	17,518	469,482
CIGNA Corp.	12,386	347,923
Community Health Systems, Inc.*	2,226	71,076
Coventry Health Care, Inc.*	5,087	101,537
Health Net, Inc.*	4,796	73,859
Humana, Inc.*	5,314	198,212
LifePoint Hospitals, Inc.*	2,522	68,245
Lincare Holdings, Inc.*	857	26,781
McKesson Corp.	6,756	402,320
MEDNAX, Inc.*	1,489	81,776
Omnicare, Inc.	3,285	73,978
Tenet Healthcare Corp.*	8,524	50,121
UnitedHealth Group, Inc.	58,277	1,459,256
Universal Health Services, Inc., Class B	2,099	129,991
WellPoint, Inc.*	22,086	1,045,993

		5,145,689

Health Care Technology (0.0%)
IMS Health, Inc.	7,025	107,834

Life Sciences Tools & Services (0.4%)
Charles River Laboratories
International, Inc.*	1,057	39,088
Life Technologies Corp.*	965	44,921
PerkinElmer, Inc.	4,392	84,502
Thermo Fisher Scientific, Inc.*	18,832	822,393

		990,904

Pharmaceuticals (6.0%)
Bristol-Myers Squibb Co.	43,204	972,954
Eli Lilly and Co.	23,544	777,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Endo Pharmaceuticals Holdings, Inc.*	5,773	$130,643
Forest Laboratories, Inc.*	14,598	429,765
Johnson & Johnson	30,516	1,858,119
King Pharmaceuticals, Inc.*	12,225	131,663
Merck & Co., Inc.	84,713	2,679,472
Mylan, Inc.*	4,175	66,842
Pfizer, Inc.	330,905	5,476,478
Schering-Plough Corp.	12,361	349,198
Watson Pharmaceuticals, Inc.*	5,125	187,780
Wyeth	50,770	2,466,407

		15,526,980

Total Health Care		23,541,398

Industrials (10.6%)
Aerospace & Defense (1.9%)
BE Aerospace, Inc.*	2,323	46,785
Boeing Co.	32,724	1,772,005
General Dynamics Corp.	15,264	986,054
ITT Corp.	7,944	414,280
L-3 Communications Holdings, Inc.	5,668	455,254
Northrop Grumman Corp.	13,943	721,550
Raytheon Co.	4,434	212,699
Spirit AeroSystems Holdings, Inc., Class A*	3,419	61,747
United Technologies Corp.	3,384	206,187

		4,876,561

Air Freight & Logistics (0.4%)
FedEx Corp.	15,269	1,148,534
UTi Worldwide, Inc.	46	666

		1,149,200

Airlines (0.1%)
Southwest Airlines Co.	24,834	238,406

Building Products (0.1%)
Armstrong World Industries, Inc.*	585	20,159
Masco Corp.	9,468	122,326
Owens Corning, Inc.*	2,317	52,017
USG Corp.*	1,667	28,639

		223,141

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	4,389	158,048
Cintas Corp.	5,642	171,009
Corrections Corp. of America*	4,916	111,347
Covanta Holding Corp.*	6,134	104,278
Pitney Bowes, Inc.	10,640	264,404
R.R. Donnelley & Sons Co.	7,537	160,237
Republic Services, Inc.	10,802	287,009
Waste Connections, Inc.*	1,015	29,293
Waste Management, Inc.	2,433	72,552

		1,358,177

Construction & Engineering (0.2%)
KBR, Inc.	8,342	194,285
Quanta Services, Inc.*	10,258	227,010
Shaw Group, Inc.*	745	23,907
URS Corp.*	3,468	151,378

		596,580

Electrical Equipment (0.2%)
General Cable Corp.*	2,503	97,992
Hubbell, Inc., Class B	2,388	100,296
Rockwell Automation, Inc.	6,556	279,286
Roper Industries, Inc.	609	31,047
Thomas & Betts Corp.*	1,732	52,099

		560,720

Industrial Conglomerates (3.4%)
Carlisle Cos., Inc.	2,139	$72,534
General Electric Co.	519,324	8,527,300
Textron, Inc.	13,906	263,936

		8,863,770

Machinery (2.2%)
AGCO Corp.*	4,328	119,583
Bucyrus International, Inc.	2,797	99,629
Caterpillar, Inc.	14,684	753,730
Crane Co.	1,146	29,578
Cummins, Inc.	6,640	297,538
Danaher Corp.	4,808	323,675
Deere & Co.	15,473	664,101
Dover Corp.	2,614	101,319
Eaton Corp.	8,041	455,040
Gardner Denver, Inc.*	2,364	82,456
Graco, Inc.	1,556	43,366
Harsco Corp.	1,038	36,756
IDEX Corp.	1,601	44,748
Illinois Tool Works, Inc.	21,986	939,022
Joy Global, Inc.	609	29,804
Kennametal, Inc.	3,739	92,017
Lincoln Electric Holdings, Inc.	2,052	97,367
Manitowoc Co., Inc.	6,269	59,367
Oshkosh Corp.	4,260	131,762
PACCAR, Inc.	1,308	49,325
Parker Hannifin Corp.	7,900	409,536
Pentair, Inc.	3,420	100,958
Snap-On, Inc.	2,003	69,624
SPX Corp.	2,555	156,545
Stanley Works	3,760	160,514
Terex Corp.*	4,682	97,058
Timken Co.	4,662	109,231
Trinity Industries, Inc.	3,804	65,391

		5,619,040

Marine (0.1%)
Alexander & Baldwin, Inc.	2,071	66,458
Kirby Corp.*	2,052	75,555

		142,013

Professional Services (0.1%)
Equifax, Inc.	1,326	38,640
Manpower, Inc.	4,048	229,562
Monster Worldwide, Inc.*	2,526	44,154

		312,356

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	12,870	1,027,412
Con-way, Inc.	1,486	56,944
CSX Corp.	19,168	802,372
Hertz Global Holdings, Inc.*	9,000	97,470
Kansas City Southern*	2,391	63,338
Norfolk Southern Corp.	15,578	671,568
Ryder System, Inc.	2,658	103,821
Union Pacific Corp.	11,540	673,359

		3,496,284

Trading Companies & Distributors (0.0%)
GATX Corp.	1,283	35,860
WESCO International, Inc.*	970	27,936

		63,796

Total Industrials		27,500,044

Information Technology (5.0%)
Communications Equipment (0.6%)
Brocade Communications Systems, Inc.*	11,723	92,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ciena Corp.*	3,879	$63,150
CommScope, Inc.*	4,847	145,071
EchoStar Corp., Class A*	1,576	29,093
Harris Corp.	1,376	51,738
JDS Uniphase Corp.*	4,277	30,409
Motorola, Inc.	104,841	900,584
Tellabs, Inc.*	19,410	134,317

		1,446,505

Computers & Peripherals (1.3%)
Diebold, Inc.	271	8,924
EMC Corp.*	88,388	1,506,132
Hewlett-Packard Co.	26,462	1,249,271
Lexmark International, Inc., Class A*	3,873	83,425
SanDisk Corp.*	5,442	118,091
Seagate Technology	2,349	35,728
Sun Microsystems, Inc.*	36,670	333,330
Teradata Corp.*	1,527	42,023
Western Digital Corp.*	1,060	38,722

		3,415,646

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	3,374	94,978
Avnet, Inc.*	5,249	136,316
AVX Corp.	1,891	22,560
Corning, Inc.	10,802	165,379
Ingram Micro, Inc., Class A*	7,699	129,728
Itron, Inc.*	226	14,496
Jabil Circuit, Inc.	3,916	52,514
Molex, Inc.	5,698	118,974
Tech Data Corp.*	2,410	100,280
Vishay Intertechnology, Inc.*	7,067	55,829

		891,054

Internet Software & Services (0.4%)
eBay, Inc.*	41,976	991,053
IAC/InterActiveCorp.*	2,363	47,709
Yahoo!, Inc.*	3,721	66,271

		1,105,033

IT Services (0.4%)
Affiliated Computer Services, Inc., Class A*	1,732	93,823
Amdocs Ltd.*	8,675	233,184
Broadridge Financial Solutions, Inc.	2,549	51,235
Computer Sciences Corp.*	7,382	389,105
Convergys Corp.*	4,095	40,704
DST Systems, Inc.*	203	9,094
Fidelity National Information Services, Inc.	6,281	160,228
SAIC, Inc.*	2,605	45,692
Total System Services, Inc.	2,165	34,878

		1,057,943

Office Electronics (0.1%)
Xerox Corp.	42,406	328,223
Zebra Technologies Corp., Class A*	23	596

		328,819

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	12,718	71,984
Applied Materials, Inc.	64,932	870,089
Atmel Corp.*	21,680	90,839
Cypress Semiconductor Corp.*	970	10,020
Fairchild Semiconductor International, Inc.*	5,244	53,646
Integrated Device Technology, Inc.*	6,713	45,380
Intel Corp.	104,891	2,052,717
International Rectifier Corp.*	1,733	33,776
Intersil Corp., Class A	2,948	45,134
KLA-Tencor Corp.	8,286	$297,136
LSI Corp.*	30,994	170,157
Marvell Technology Group Ltd.*	2,481	40,167
Maxim Integrated Products, Inc.	2,368	42,956
Microchip Technology, Inc.	767	20,325
Micron Technology, Inc.*	34,259	280,924
Novellus Systems, Inc.*	1,867	39,170
PMC-Sierra, Inc.*	10,711	102,397

		4,266,817

Software (0.2%)
Activision Blizzard, Inc.*	11,568	143,328
Autodesk, Inc.*	3,541	84,276
CA, Inc.	4,307	94,711
Compuware Corp.*	11,651	85,402
Novell, Inc.*	8,914	40,202
Nuance Communications, Inc.*	948	14,182
Rovi Corp.*	1,489	50,030
Synopsys, Inc.*	2,583	57,911

		570,042

Total Information Technology		13,081,859

Materials (3.9%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	6,772	525,372
Airgas, Inc.	3,879	187,627
Albemarle Corp.	4,469	154,627
Ashland, Inc.	3,651	157,796
Cabot Corp.	3,400	78,574
CF Industries Holdings, Inc.	1,800	155,214
Cytec Industries, Inc.	2,026	65,784
Dow Chemical Co.	54,524	1,421,441
E.I. du Pont de Nemours & Co.	29,542	949,480
Eastman Chemical Co.	3,512	188,032
FMC Corp.	516	29,025
Huntsman Corp.	6,956	63,369
International Flavors & Fragrances, Inc.	113	4,286
Intrepid Potash, Inc.*	134	3,161
Lubrizol Corp.	424	30,299
PPG Industries, Inc.	8,013	466,437
RPM International, Inc.	2,922	54,028
Terra Industries, Inc.	1,511	52,386
Valhi, Inc.	23	279
Valspar Corp.	5,215	143,465

		4,730,682

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,308	120,428
Vulcan Materials Co.	6,044	326,799

		447,227

Containers & Packaging (0.4%)
AptarGroup, Inc.	3,244	121,196
Ball Corp.	1,573	77,392
Bemis Co., Inc.	5,225	135,380
Greif, Inc., Class A	1,601	88,135
Owens-Illinois, Inc.*	1,502	55,424
Packaging Corp. of America	4,898	99,919
Pactiv Corp.*	1,141	29,723
Sealed Air Corp.	7,564	148,481
Sonoco Products Co.	4,931	135,800
Temple-Inland, Inc.	4,994	82,001

		973,451

Metals & Mining (1.2%)
AK Steel Holding Corp.	5,435	107,233
Alcoa, Inc.	25,617	336,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Allegheny Technologies, Inc.	4,849	$169,666
Carpenter Technology Corp.	2,252	52,674
Cliffs Natural Resources, Inc.	6,135	198,529
Commercial Metals Co.	5,470	97,913
Compass Minerals International, Inc.	722	44,490
Freeport-McMoRan Copper & Gold, Inc.	7,849	538,520
Nucor Corp.	15,328	720,569
Reliance Steel & Aluminum Co.	3,129	133,170
Royal Gold, Inc.	1,241	56,590
Schnitzer Steel Industries, Inc., Class A	224	11,928
Southern Copper Corp.	2,233	68,531
Steel Dynamics, Inc.	11,250	172,575
Titanium Metals Corp.	3,715	35,627
United States Steel Corp.	6,923	307,173

		3,051,283

Paper & Forest Products (0.4%)
International Paper Co.	20,989	466,585
MeadWestvaco Corp.	8,217	183,321
Weyerhaeuser Co.	10,287	377,019

		1,026,925

Total Materials		10,229,568

Telecommunication Services (5.5%)
Diversified Telecommunication Services (5.0%)
AT&T, Inc.	289,300	7,813,993
CenturyTel, Inc.	14,396	483,706
Frontier Communications Corp.	8,480	63,939
Level 3 Communications, Inc.*	76,533	106,381
Qwest Communications International, Inc.	72,180	275,006
Verizon Communications, Inc.	139,607	4,225,904
Windstream Corp.	10,558	106,952

		13,075,881

Wireless Telecommunication Services (0.5%)
Clearwire Corp., Class A*	3,090	25,122
Crown Castle International Corp.*	9,147	286,850
Leap Wireless International, Inc.*	650	12,708
NII Holdings, Inc.*	7,687	230,456
Sprint Nextel Corp.*	136,063	537,449
Telephone & Data Systems, Inc.	4,348	134,831
U.S. Cellular Corp.*	745	29,107

		1,256,523

Total Telecommunication Services		14,332,404

Utilities (6.9%)
Electric Utilities (3.5%)
Allegheny Energy, Inc.	3,180	84,334
American Electric Power Co., Inc.	23,256	720,703
DPL, Inc.	5,293	138,147
Duke Energy Corp.	62,971	991,164
Edison International	15,878	533,183
Entergy Corp.	9,587	765,618
Exelon Corp.	29,491	1,463,343
FirstEnergy Corp.	14,911	681,731
FPL Group, Inc.	17,461	964,371
Great Plains Energy, Inc.	6,644	119,260
Hawaiian Electric Industries, Inc.	4,121	74,672
Northeast Utilities	9,042	214,657
NV Energy, Inc.	6,461	74,883
Pepco Holdings, Inc.	11,487	170,927
Pinnacle West Capital Corp.	4,796	157,405
Progress Energy, Inc.	13,573	530,161
Southern Co.	38,254	$1,211,504
Westar Energy, Inc.	5,164	100,750

		8,996,813

Gas Utilities (0.5%)
AGL Resources, Inc.	3,806	134,238
Atmos Energy Corp.	4,549	128,191
Energen Corp.	3,400	146,540
National Fuel Gas Co.	3,741	171,375
ONEOK, Inc.	5,021	183,869
Questar Corp.	8,502	319,335
UGI Corp.	5,699	142,817

		1,226,365

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	6,224	92,240
Calpine Corp.*	7,397	85,214
Constellation Energy Group, Inc.	1,376	44,541
Dynegy, Inc., Class A*	21,147	53,925
Mirant Corp.*	7,189	118,115
NRG Energy, Inc.*	13,660	385,075
RRI Energy, Inc.*	16,546	118,138

		897,248

Multi-Utilities (2.5%)
Alliant Energy Corp.	5,472	152,395
Ameren Corp.	10,997	278,004
CenterPoint Energy, Inc.	2,698	33,536
CMS Energy Corp.	11,213	150,254
Consolidated Edison, Inc.	13,347	546,426
Dominion Resources, Inc.	29,956	1,033,482
DTE Energy Co.	8,062	283,299
Integrys Energy Group, Inc.	2,791	100,169
MDU Resources Group, Inc.	9,555	199,222
NiSource, Inc.	14,266	198,155
NSTAR	5,554	176,728
OGE Energy Corp.	5,035	166,558
PG&E Corp.	17,996	728,658
Public Service Enterprise Group, Inc.	24,670	775,625
SCANA Corp.	6,332	220,987
Sempra Energy	11,850	590,248
TECO Energy, Inc.	10,538	148,375
Vectren Corp.	3,648	84,050
Wisconsin Energy Corp.	5,775	260,857
Xcel Energy, Inc.	22,117	425,531

		6,552,559

Water Utilities (0.1%)
American Water Works Co., Inc.	2,634	52,522
Aqua America, Inc.	7,124	125,667

		178,189

Total Utilities		17,851,174

Total Common Stocks (99.3%) (Cost $229,251,339)		258,413,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$444,000	$443,944

Time Deposit (0.4%)
JPMorgan Chase Nassau
0.000%, 10/1/09	1,181,595	1,181,595

Total Short-Term Investments (0.6%) (Cost/Amortized Cost $1,625,483)		1,625,539

Total Investments (99.9%) (Cost/Amortized Cost $230,876,822)		260,039,484
Other Assets Less Liabilities (0.1%)		290,611

Net Assets (100%)		$260,330,095

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(p)	Yield to maturity.

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	40	December-09	$2,074,790	$2,105,800	$31,010
S&P MidCap 400 E-Mini Index	8	December-09	534,181	551,360	17,179

					$48,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$24,287,439	$—	$—	$24,287,439
Consumer Staples	14,085,866	—	—	14,085,866
Energy	47,397,421	—	—	47,397,421
Financials	66,106,772	—	—	66,106,772
Health Care	23,541,398	—	—	23,541,398
Industrials	27,500,044	—	—	27,500,044
Information Technology	13,081,859	—	—	13,081,859
Materials	10,229,568	—	—	10,229,568
Telecommunication Services	14,332,404	—	—	14,332,404
Utilities	17,851,174	—	—	17,851,174
Futures	48,189	—	—	48,189
Short-Term Investments	—	1,625,539	—	1,625,539

Total Asset	$258,462,134	$1,625,539	$—	$260,087,673

Total Liability	$—	$—	$—	$—

Total	$258,462,134	$1,625,539	$—	$260,087,673

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,086,466,319
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,147,803,340

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,578,406
Aggregate gross unrealized depreciation	(3,175,741)

Net unrealized appreciation	$23,402,665

Federal income tax cost of investments	$236,636,819

The Portfolio has a net capital loss carryforward of $50,050,032 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.2%)
Autoliv, Inc.	48,300	$1,622,880
BorgWarner, Inc.	4,800	145,248
Federal Mogul Corp.*	8,200	98,974
Johnson Controls, Inc.	151,800	3,880,008
Magna International, Inc., Class A	70,200	2,984,904
TRW Automotive Holdings Corp.*	24,700	413,725
WABCO Holdings, Inc.	4,200	88,200

		9,233,939

Automobiles (0.4%)
Ford Motor Co.*	1,772,510	12,779,797
Harley-Davidson, Inc.	133,000	3,059,000
Thor Industries, Inc.	9,700	300,215

		16,139,012

Distributors (0.1%)
Genuine Parts Co.	90,600	3,448,236

Diversified Consumer Services (0.0%)
Career Education Corp.*^	3,000	73,140
Hillenbrand, Inc.	21,600	439,992
Service Corp. International	142,300	997,523
Weight Watchers International, Inc.	17,200	471,968

		1,982,623

Hotels, Restaurants & Leisure (0.7%)
Boyd Gaming Corp.*	31,200	341,016
Carnival Corp.	135,700	4,516,096
Choice Hotels International, Inc.	11,800	366,508
International Game Technology	28,300	607,884
International Speedway Corp., Class A	17,100	471,447
Las Vegas Sands Corp.*^	41,300	695,492
Marriott International, Inc., Class A^	89,644	2,473,278
McDonald’s Corp.	142,200	8,115,354
MGM MIRAGE*^	59,600	717,584
Penn National Gaming, Inc.*	37,900	1,048,314
Royal Caribbean Cruises Ltd.*^	51,300	1,235,304
Starwood Hotels & Resorts Worldwide, Inc.	88,600	2,926,458
Wendy’s/Arby’s Group, Inc., Class A	124,300	587,939
Wyndham Worldwide Corp.	56,400	920,448
Wynn Resorts Ltd.*	38,000	2,693,820

		27,716,942

Household Durables (1.1%)
Black & Decker Corp.	106,300	4,920,627
D.R. Horton, Inc.^	507,900	5,795,139
Fortune Brands, Inc.^	85,200	3,661,896
Garmin Ltd.^	11,600	437,784
Harman International Industries, Inc.	14,800	501,424
Jarden Corp.	49,900	1,400,693
KB Home^	40,100	666,061
Leggett & Platt, Inc.	33,600	651,840
Lennar Corp., Class A	84,200	1,199,850
M.D.C. Holdings, Inc.	13,100	455,094
Mohawk Industries, Inc.*	31,600	1,507,004
Newell Rubbermaid, Inc.	131,900	2,069,511
NVR, Inc.*	16,400	10,452,868
Pulte Homes, Inc.^	696,302	7,652,359
Toll Brothers, Inc.*	77,200	1,508,488
Whirlpool Corp.^	41,900	2,931,324

		45,811,962

Internet & Catalog Retail (0.1%)
Expedia, Inc.*	9,400	$225,130
Liberty Media Corp., Interactive, Class A*	338,200	3,710,054

		3,935,184

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	28,700	796,425
Mattel, Inc.	45,600	841,776

		1,638,201

Media (5.5%)
Cablevision Systems Corp. - New York Group, Class A	133,200	3,163,500
CBS Corp., Class B	1,217,450	14,670,273
Central European Media Enterprises Ltd., Class A*	19,500	667,875
Clear Channel Outdoor Holdings, Inc., Class A*	23,000	161,000
Comcast Corp., Class A^	1,710,800	28,895,412
Discovery Communications, Inc., Class C*	11,200	291,536
DISH Network Corp., Class A*	114,100	2,197,566
DreamWorks Animation SKG, Inc., Class A*	41,100	1,461,927
Gannett Co., Inc.	131,800	1,648,818
Historic TW, Inc.	1,300,133	37,417,828
Interactive Data Corp.	11,000	288,310
Interpublic Group of Cos., Inc.*	271,400	2,040,928
Lamar Advertising Co., Class A*^	32,400	889,056
Liberty Global, Inc., Class A*	150,900	3,405,813
Liberty Media Corp., Capital Series, Class A*	45,500	951,860
Liberty Media Corp., Entertainment Series, Class A*	294,100	9,149,451
Meredith Corp.	19,200	574,848
New York Times Co., Class A^	54,900	445,788
News Corp., Class A^	3,223,800	38,653,362
Regal Entertainment Group, Class A	22,000	271,040
Scripps Networks Interactive, Inc., Class A	20,200	746,390
Time Warner Cable, Inc.	619,813	26,707,742
Viacom, Inc., Class B*	784,900	22,008,596
Virgin Media, Inc.	163,600	2,277,312
Walt Disney Co.	1,255,940	34,488,112
Warner Music Group Corp.*	23,000	127,190
Washington Post Co., Class B	3,500	1,638,280

		235,239,813

Multiline Retail (0.6%)
Big Lots, Inc.*	41,700	1,043,334
J.C. Penney Co., Inc.^	355,800	12,008,250
Kohl’s Corp.*	10,900	621,845
Macy’s, Inc.	614,200	11,233,718
Sears Holdings Corp.*^	28,300	1,848,273

		26,755,420

Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A^	25,100	825,288
AutoNation, Inc.*	272,600	4,928,608
Barnes & Noble, Inc.^	16,700	371,074
CarMax, Inc.*^	36,300	758,670
Chico’s FAS, Inc.*	6,200	80,600
Foot Locker, Inc.	268,800	3,212,160
GameStop Corp., Class A*^	11,300	299,111
Gap, Inc.	31,700	678,380
Home Depot, Inc.	1,109,700	29,562,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Limited Brands, Inc.	473,100	$8,037,969
Lowe’s Cos., Inc.	1,211,700	25,372,998
Office Depot, Inc.*	127,400	843,388
Penske Automotive Group, Inc.^	13,800	264,684
RadioShack Corp.	61,700	1,022,369
Sherwin-Williams Co.	8,200	493,312
Signet Jewelers Ltd.*	48,400	1,274,372
Tiffany & Co.	5,900	227,327
Williams-Sonoma, Inc.	31,900	645,337

		78,898,055

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	513,500	9,207,055
Phillips-Van Heusen Corp.	10,400	445,016
Polo Ralph Lauren Corp.^	1,900	145,578
VF Corp.	38,900	2,817,527

		12,615,176

Total Consumer Discretionary		463,414,563

Consumer Staples (7.1%)
Beverages (1.5%)
Brown-Forman Corp., Class B	8,700	419,514
Central European Distribution Corp.*^	28,500	933,660
Coca-Cola Co.	529,400	28,428,780
Coca-Cola Enterprises, Inc.^	478,700	10,248,967
Constellation Brands, Inc., Class A*	372,700	5,646,405
Dr. Pepper Snapple Group, Inc.*	144,000	4,140,000
Molson Coors Brewing Co., Class B	68,400	3,329,712
Pepsi Bottling Group, Inc.	16,000	583,040
PepsiAmericas, Inc.	32,100	916,776
PepsiCo, Inc.	193,700	11,362,442

		66,009,296

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*	25,600	927,232
CVS Caremark Corp.	574,000	20,514,760
Kroger Co.	58,100	1,199,184
Rite Aid Corp.*	331,500	543,660
Safeway, Inc.	241,600	4,764,352
SUPERVALU, Inc.	120,400	1,813,224
Wal-Mart Stores, Inc.	247,900	12,169,411
Whole Foods Market, Inc.*^	10,000	304,900

		42,236,723

Food Products (2.2%)
Archer-Daniels-Midland Co.	563,500	16,465,470
Bunge Ltd.^	232,500	14,556,825
Campbell Soup Co.	35,900	1,171,058
ConAgra Foods, Inc.	253,700	5,500,216
Corn Products International, Inc.	42,300	1,206,396
Del Monte Foods Co.	112,100	1,298,118
Flowers Foods, Inc.^	7,600	199,804
General Mills, Inc.	109,800	7,068,924
H.J. Heinz Co.	33,900	1,347,525
Hershey Co.	36,500	1,418,390
Hormel Foods Corp.	35,700	1,268,064
J.M. Smucker Co.	67,200	3,562,272
Kraft Foods, Inc., Class A	1,028,800	27,026,576
Ralcorp Holdings, Inc.*	32,100	1,876,887
Sara Lee Corp.	296,800	3,306,352
Smithfield Foods, Inc.*	278,100	3,837,780
Tyson Foods, Inc., Class A	171,100	2,160,993

		93,271,650

Household Products (1.5%)
Clorox Co.	9,000	529,380
Energizer Holdings, Inc.*	6,400	424,576
Kimberly-Clark Corp.	73,700	$4,346,826
Procter & Gamble Co.	987,470	57,194,262

		62,495,044

Personal Products (0.0%)
Alberto-Culver Co.	7,200	199,296
Mead Johnson Nutrition Co., Class A^	9,800	442,078
NBTY, Inc.*	9,400	372,052

		1,013,426

Tobacco (0.9%)
Altria Group, Inc.	794,100	14,142,921
Lorillard, Inc.	11,200	832,160
Philip Morris International, Inc.	295,800	14,417,292
Reynolds American, Inc.	211,000	9,393,720

		38,786,093

Total Consumer Staples		303,812,232

Energy (16.1%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*^	4,700	165,769
Baker Hughes, Inc.^	175,700	7,495,362
BJ Services Co.	165,700	3,219,551
ENSCO International, Inc.	248,400	10,566,936
Exterran Holdings, Inc.*^	19,000	451,060
Halliburton Co.	508,800	13,798,656
Helix Energy Solutions Group, Inc.*	58,700	879,326
Helmerich & Payne, Inc.	41,200	1,628,636
Nabors Industries Ltd.*	160,500	3,354,450
National Oilwell Varco, Inc.*	237,200	10,230,436
Oil States International, Inc.*	28,100	987,153
Patterson-UTI Energy, Inc.^	74,400	1,123,440
Pride International, Inc.*	52,500	1,598,100
Rowan Cos., Inc.	52,900	1,220,403
Schlumberger Ltd.	370,700	22,093,720
SEACOR Holdings, Inc.*	11,500	938,745
Seahawk Drilling, Inc.*^	3,546	110,245
Smith International, Inc.	50,400	1,446,480
Superior Energy Services, Inc.*^	44,300	997,636
Tidewater, Inc.	29,400	1,384,446
Unit Corp.*	23,200	957,000

		84,647,550

Oil, Gas & Consumable Fuels (14.1%)
Anadarko Petroleum Corp.	283,100	17,758,863
Apache Corp.	314,900	28,917,267
Arch Coal, Inc.	92,200	2,040,386
BP plc (ADR)^	112,100	5,967,083
Cabot Oil & Gas Corp.	58,800	2,102,100
Chesapeake Energy Corp.	355,100	10,084,840
Chevron Corp.	1,248,540	87,934,672
Cimarex Energy Co.	134,800	5,839,536
Comstock Resources, Inc.*^	24,300	973,944
Concho Resources, Inc.*	43,200	1,569,024
ConocoPhillips	1,182,720	53,411,635
Continental Resources, Inc.*	9,100	356,447
Denbury Resources, Inc.*	141,100	2,134,843
Devon Energy Corp.	515,700	34,722,081
El Paso Corp.	287,000	2,961,840
Encore Acquisition Co.*	30,000	1,122,000
EOG Resources, Inc.	299,800	25,036,298
EXCO Resources, Inc.*	9,300	173,817
Exxon Mobil Corp.#	2,440,680	167,455,055
Forest Oil Corp.*	40,000	782,800
Frontier Oil Corp.	12,800	178,176
Frontline Ltd.^	29,300	685,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hess Corp.	164,800	$8,810,208
Marathon Oil Corp.	401,500	12,807,850
Mariner Energy, Inc.*	6,200	87,916
Massey Energy Co.	9,700	270,533
Murphy Oil Corp.	108,200	6,229,074
Newfield Exploration Co.*	75,200	3,200,512
Nexen, Inc.	464,600	10,486,022
Noble Energy, Inc.	98,400	6,490,464
Occidental Petroleum Corp.	573,000	44,923,200
Overseas Shipholding Group, Inc.	13,300	497,021
Pioneer Natural Resources Co.	64,700	2,347,963
Plains Exploration & Production Co.*	36,300	1,004,058
Range Resources Corp.	75,800	3,741,488
SandRidge Energy, Inc.*^	70,500	913,680
Southern Union Co.	63,100	1,311,849
Spectra Energy Corp.	365,800	6,928,252
St. Mary Land & Exploration Co.^	26,700	866,682
Sunoco, Inc.	66,300	1,886,235
Teekay Corp.^	13,400	293,058
Tesoro Corp.^	46,500	696,570
Valero Energy Corp.	1,060,100	20,555,339
Whiting Petroleum Corp.*^	28,900	1,664,062
Williams Cos., Inc.	329,100	5,881,017
XTO Energy, Inc.	328,800	13,586,016

		607,687,103

Total Energy		692,334,653

Financials (22.6%)
Capital Markets (3.7%)
Ameriprise Financial, Inc.	133,300	4,842,789
Bank of New York Mellon Corp.	539,000	15,625,610
BlackRock, Inc.^	7,600	1,647,832
Deutsche Bank AG (Registered)	181,200	13,910,724
Federated Investors, Inc., Class B^	3,400	89,658
Franklin Resources, Inc.	47,000	4,728,200
Goldman Sachs Group, Inc.	412,300	76,007,505
Invesco Ltd.	216,800	4,934,368
Investment Technology Group, Inc.*	22,600	630,992
Janus Capital Group, Inc.	13,500	191,430
Jefferies Group, Inc.*	16,000	435,680
Legg Mason, Inc.	79,900	2,479,297
Morgan Stanley	856,400	26,445,632
Raymond James Financial, Inc.	55,500	1,292,040
State Street Corp.	130,800	6,880,080

		160,141,837

Commercial Banks (4.7%)
Associated Banc-Corp.^	72,500	827,950
Bancorpsouth, Inc.^	47,300	1,154,593
Bank of Hawaii Corp.	27,200	1,129,888
BB&T Corp.^	725,000	19,749,000
BOK Financial Corp.^	7,600	352,032
CapitalSource, Inc.	116,200	504,308
City National Corp./California^	24,500	953,785
Comerica, Inc.	85,700	2,542,719
Commerce Bancshares, Inc./Missouri^	22,400	834,176
Cullen/Frost Bankers, Inc.	29,400	1,518,216
Fifth Third Bancorp	451,000	4,568,630
First Citizens BancShares, Inc./North Carolina, Class A	3,500	556,850
First Horizon National Corp.*	125,739	1,663,531
Fulton Financial Corp.	99,600	733,056
Huntington Bancshares, Inc./Ohio^	322,500	1,518,975
KeyCorp	498,200	3,238,300
M&T Bank Corp.^	43,300	2,698,456
Marshall & Ilsley Corp.	208,700	$1,684,209
PNC Financial Services Group, Inc.^	261,054	12,684,614
Popular, Inc.	159,900	452,517
Regions Financial Corp.	1,294,500	8,038,845
SunTrust Banks, Inc.	282,900	6,379,395
Synovus Financial Corp.	147,800	554,250
TCF Financial Corp.^	72,700	948,008
U.S. Bancorp^	1,778,900	38,886,754
Valley National Bancorp^	80,410	988,239
Wells Fargo & Co.	2,961,483	83,454,591
Whitney Holding Corp./Louisiana^	38,200	364,428
Wilmington Trust Corp.^	39,300	558,060
Zions Bancorp.^	71,000	1,275,870

		200,814,245

Consumer Finance (0.8%)
American Express Co.	470,200	15,939,780
AmeriCredit Corp.*^	35,500	560,545
Capital One Financial Corp.	295,550	10,560,002
Discover Financial Services	303,800	4,930,674
SLM Corp.*^	207,600	1,810,272
Student Loan Corp.	2,100	97,440

		33,898,713

Diversified Financial Services (6.4%)
Bank of America Corp.	5,651,157	95,617,577
CIT Group, Inc.^	199,300	241,153
Citigroup, Inc.	8,613,400	41,688,856
CME Group, Inc.	35,500	10,940,745
Interactive Brokers Group, Inc., Class A*	23,000	457,010
JPMorgan Chase & Co.	2,673,170	117,138,309
Leucadia National Corp.*	67,600	1,671,072
NASDAQ OMX Group, Inc.*	42,700	898,835
NYSE Euronext	109,700	3,169,233

		271,822,790

Insurance (4.8%)
ACE Ltd.*	124,900	6,677,154
Alleghany Corp.*	3,160	818,598
Allied World Assurance Co. Holdings Ltd./Bermuda	28,100	1,346,833
Allstate Corp.	628,000	19,229,360
American Financial Group, Inc./Ohio	48,800	1,244,400
American International Group, Inc.*	42,659	1,881,688
American National Insurance Co.	9,100	775,320
Aon Corp.	157,000	6,388,330
Arch Capital Group Ltd.*	29,700	2,005,938
Arthur J. Gallagher & Co.	4,200	102,354
Aspen Insurance Holdings Ltd.	47,100	1,246,737
Assurant, Inc.	66,800	2,141,608
Axis Capital Holdings Ltd.	57,900	1,747,422
Brown & Brown, Inc.	17,500	335,300
Chubb Corp.	199,700	10,066,877
Cincinnati Financial Corp.^	82,100	2,133,779
CNA Financial Corp.*^	8,200	197,948
Endurance Specialty Holdings Ltd.	18,600	678,342
Erie Indemnity Co., Class A	5,100	191,046
Everest Reinsurance Group Ltd.	34,900	3,060,730
Fidelity National Financial, Inc., Class A	113,600	1,713,088
First American Corp.	52,900	1,712,373
Genworth Financial, Inc., Class A	141,100	1,686,145
Hanover Insurance Group, Inc.	26,800	1,107,644
Hartford Financial Services Group, Inc.	184,600	4,891,900
HCC Insurance Holdings, Inc.	63,700	1,742,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln National Corp.	409,000	$10,597,190
Loews Corp.	185,900	6,367,075
Markel Corp.*^	5,600	1,846,992
Marsh & McLennan Cos., Inc.	274,200	6,780,966
MBIA, Inc.*	74,700	579,672
Mercury General Corp.	15,200	549,936
MetLife, Inc.	719,100	27,376,137
Odyssey Reinsurance Holdings Corp.^	7,600	492,556
Old Republic International Corp.^	136,500	1,662,570
OneBeacon Insurance Group Ltd., Class A	13,200	181,368
PartnerReinsurance Ltd.^	32,100	2,469,774
Progressive Corp.*	346,900	5,751,602
Protective Life Corp.	48,600	1,041,012
Prudential Financial, Inc.	125,700	6,273,687
Reinsurance Group of America, Inc.	38,100	1,699,260
RenaissanceReinsurance Holdings Ltd.	35,400	1,938,504
StanCorp Financial Group, Inc.	27,800	1,122,286
Torchmark Corp.^	47,000	2,041,210
Transatlantic Holdings, Inc.	15,500	777,635
Travelers Cos., Inc.	470,000	23,138,100
Unitrin, Inc.	23,900	465,811
Unum Group	487,700	10,456,288
Validus Holdings Ltd.	45,800	1,181,640
W.R. Berkley Corp.	51,200	1,294,336
Wesco Financial Corp.	800	260,400
White Mountains Insurance Group Ltd.	4,500	1,381,545
XL Capital Ltd., Class A	747,100	13,044,366

		205,895,027

Real Estate Investment Trusts (REITs) (1.9%)
Alexandria Real Estate Equities, Inc. (REIT)	17,600	956,560
AMB Property Corp. (REIT)^	82,900	1,902,555
Annaly Capital Management, Inc. (REIT)	308,700	5,599,818
Apartment Investment & Management Co. (REIT), Class A^	66,442	980,019
AvalonBay Communities, Inc. (REIT)^	45,371	3,299,833
Boston Properties, Inc. (REIT)^	78,600	5,152,230
Brandywine Realty Trust (REIT)^	72,900	804,816
BRE Properties, Inc. (REIT)^	29,100	910,830
Camden Property Trust (REIT)	37,800	1,523,340
Chimera Investment Corp. (REIT)	380,100	1,451,982
Corporate Office Properties Trust/Maryland (REIT)	32,600	1,202,288
Douglas Emmett, Inc. (REIT)^	68,800	844,864
Duke Realty Corp. (REIT)^	126,900	1,524,069
Equity Residential (REIT)^	155,400	4,770,780
Essex Property Trust, Inc. (REIT)^	15,600	1,241,448
Federal Realty Investment Trust (REIT)^	29,200	1,792,004
HCP, Inc. (REIT)^	101,800	2,925,732
Health Care REIT, Inc. (REIT)	31,400	1,306,868
Hospitality Properties Trust (REIT)	69,300	1,411,641
Host Hotels & Resorts, Inc. (REIT)	341,500	4,019,455
HRPT Properties Trust (REIT)^	126,900	954,288
Kimco Realty Corp. (REIT)^	213,540	2,784,561
Liberty Property Trust (REIT)	63,400	2,062,402
Macerich Co. (REIT)^	45,760	1,387,901
Mack-Cali Realty Corp. (REIT)	44,400	1,435,452
Nationwide Health Properties, Inc. (REIT)	14,500	$449,355
Plum Creek Timber Co., Inc. (REIT)	59,400	1,820,016
ProLogis (REIT)^	251,060	2,992,635
Rayonier, Inc. (REIT)	24,500	1,002,295
Realty Income Corp. (REIT)	59,300	1,521,045
Regency Centers Corp. (REIT)	45,400	1,682,070
Senior Housing Properties Trust (REIT)	68,300	1,305,213
Simon Property Group, Inc. (REIT)	78,053	5,419,220
SL Green Realty Corp. (REIT)	43,600	1,911,860
Taubman Centers, Inc. (REIT)	30,200	1,089,616
UDR, Inc. (REIT)	85,305	1,342,701
Ventas, Inc. (REIT)	88,800	3,418,800
Vornado Realty Trust (REIT)	87,369	5,627,429
Weingarten Realty Investors (REIT)^	59,200	1,179,264

		83,007,255

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A	62,200	831,614
Jones Lang LaSalle, Inc.	23,700	1,122,669

		1,954,283

Thrifts & Mortgage Finance (0.2%)
First Niagara Financial Group, Inc.	84,900	1,046,817
Hudson City Bancorp, Inc.^	118,200	1,554,330
New York Community Bancorp, Inc.	195,800	2,236,036
People’s United Financial, Inc.	195,800	3,046,648
TFS Financial Corp.	41,600	495,040
Washington Federal, Inc.^	49,900	841,314

		9,220,185

Total Financials		966,754,335

Health Care (9.8%)
Biotechnology (0.2%)
Amgen, Inc.*	148,300	8,932,109

Health Care Equipment & Supplies (0.5%)
Boston Scientific Corp.*	550,200	5,826,618
CareFusion Corp.*^	102,100	2,225,780
Cooper Cos., Inc.^	25,600	761,088
Hill-Rom Holdings, Inc.^	21,300	463,914
Hologic, Inc.*	131,200	2,143,808
Hospira, Inc.*	34,300	1,529,780
Inverness Medical Innovations, Inc.*	24,800	960,504
Kinetic Concepts, Inc.*^	22,600	835,748
Teleflex, Inc.	13,000	628,030
Zimmer Holdings, Inc.*	122,000	6,520,900

		21,896,170

Health Care Providers & Services (1.7%)
Aetna, Inc.^	596,300	16,595,029
AmerisourceBergen Corp.^	21,300	476,694
Brookdale Senior Living, Inc.	25,000	453,250
Cardinal Health, Inc.	312,200	8,366,960
CIGNA Corp.	144,700	4,064,623
Community Health Systems, Inc.*^	26,100	833,373
Coventry Health Care, Inc.*^	60,500	1,207,580
Health Net, Inc.*	58,900	907,060
Humana, Inc.*	60,900	2,271,570
LifePoint Hospitals, Inc.*	30,900	836,154
Lincare Holdings, Inc.*^	7,500	234,375
McKesson Corp.	78,500	4,674,675
MEDNAX, Inc.*	17,600	966,592
Omnicare, Inc.	38,900	876,028
Tenet Healthcare Corp.*	87,400	513,912
UnitedHealth Group, Inc.	674,700	16,894,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	24,100	$1,492,513
WellPoint, Inc.*	255,400	12,095,744

		73,760,620

Health Care Technology (0.1%)
IMS Health, Inc.	79,800	1,224,930

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*	12,600	465,948
Life Technologies Corp.*	11,300	526,015
PerkinElmer, Inc.^	51,800	996,632
Thermo Fisher Scientific, Inc.*	218,200	9,528,794

		11,517,389

Pharmaceuticals (7.0%)
Abbott Laboratories, Inc.^	193,500	9,572,445
Bristol-Myers Squibb Co.	501,100	11,284,772
Eli Lilly and Co.	516,000	17,043,480
Endo Pharmaceuticals Holdings, Inc.*	66,500	1,504,895
Forest Laboratories, Inc.*	171,200	5,040,128
GlaxoSmithKline plc (ADR)	164,600	6,503,346
Johnson & Johnson	580,310	35,335,076
King Pharmaceuticals, Inc.*	140,700	1,515,339
Merck & Co., Inc.^	1,896,600	59,989,458
Mylan, Inc.*	49,300	789,293
Pfizer, Inc.	5,578,200	92,319,210
Schering-Plough Corp.	1,038,900	29,348,925
Watson Pharmaceuticals, Inc.*	59,800	2,191,072
Wyeth	587,000	28,516,460

		300,953,899

Total Health Care		418,285,117

Industrials (9.9%)
Aerospace & Defense (1.9%)
BE Aerospace, Inc.*^	27,500	553,850
Boeing Co.	378,100	20,474,115
General Dynamics Corp.	177,500	11,466,500
ITT Corp.	93,000	4,849,950
L-3 Communications Holdings, Inc.	66,100	5,309,152
Lockheed Martin Corp.	43,900	3,427,712
Northrop Grumman Corp.	398,200	20,606,850
Raytheon Co.	94,700	4,542,759
Spirit AeroSystems Holdings, Inc., Class A*^	40,400	729,624
United Technologies Corp.	162,600	9,907,218

		81,867,730

Air Freight & Logistics (0.4%)
FedEx Corp.	176,600	13,283,852
United Parcel Service, Inc., Class B	88,700	5,008,889
UTi Worldwide, Inc.	4,400	63,712

		18,356,453

Airlines (0.1%)
Southwest Airlines Co.	289,100	2,775,360

Building Products (0.2%)
Armstrong World Industries, Inc.*^	6,500	223,990
Masco Corp.^	625,900	8,086,628
Owens Corning, Inc.*	27,200	610,640
USG Corp.*	23,300	400,294

		9,321,552

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	52,000	1,872,520
Cintas Corp.^	61,100	1,851,941
Corrections Corp. of America*	57,900	1,311,435
Covanta Holding Corp.*	73,200	$1,244,400
Pitney Bowes, Inc.^	117,100	2,909,935
R.R. Donnelley & Sons Co.	86,400	1,836,864
Republic Services, Inc.	124,830	3,316,733
Waste Connections, Inc.*	12,100	349,206
Waste Management, Inc.	28,900	861,798

		15,554,832

Construction & Engineering (0.2%)
KBR, Inc.	91,000	2,119,390
Quanta Services, Inc.*	112,100	2,480,773
Shaw Group, Inc.*	8,900	285,601
URS Corp.*	41,300	1,802,745

		6,688,509

Electrical Equipment (0.4%)
Cooper Industries plc, Class A	301,400	11,323,598
General Cable Corp.*	29,500	1,154,925
Hubbell, Inc., Class B	28,300	1,188,600
Rockwell Automation, Inc.	72,400	3,084,240
Roper Industries, Inc.	7,300	372,154
Thomas & Betts Corp.*	20,500	616,640

		17,740,157

Industrial Conglomerates (3.0%)
3M Co.	97,300	7,180,740
Carlisle Cos., Inc.	25,400	861,314
General Electric Co.	6,696,510	109,956,694
Textron, Inc.	487,445	9,251,706

		127,250,454

Machinery (2.2%)
AGCO Corp.*	52,400	1,447,812
Bucyrus International, Inc.	33,100	1,179,022
Caterpillar, Inc.^	524,300	26,912,319
Crane Co.^	13,600	351,016
Cummins, Inc.	76,700	3,436,927
Danaher Corp.^	55,400	3,729,528
Deere & Co.	180,300	7,738,476
Dover Corp.	30,800	1,193,808
Eaton Corp.	94,000	5,319,460
Gardner Denver, Inc.*	29,500	1,028,960
Graco, Inc.^	18,500	515,595
Harsco Corp.	12,300	435,543
IDEX Corp.^	18,800	525,460
Illinois Tool Works, Inc.	254,600	10,873,966
Ingersoll-Rand plc	267,400	8,201,158
Joy Global, Inc.	7,200	352,368
Kennametal, Inc.	46,100	1,134,521
Lincoln Electric Holdings, Inc.	24,100	1,143,545
Manitowoc Co., Inc.	73,900	699,833
Oshkosh Corp.	50,700	1,568,151
PACCAR, Inc.	15,500	584,505
Parker Hannifin Corp.	91,100	4,722,624
Pentair, Inc.	40,300	1,189,656
Snap-On, Inc.	23,800	827,288
SPX Corp.^	88,900	5,446,903
Stanley Works	44,900	1,916,781
Terex Corp.*^	59,800	1,239,654
Timken Co.	54,900	1,286,307
Trinity Industries, Inc.^	44,600	766,674

		95,767,860

Marine (0.0%)
Alexander & Baldwin, Inc.^	23,300	747,697
Kirby Corp.*	24,300	894,726

		1,642,423

Professional Services (0.1%)
Equifax, Inc.	15,600	454,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Manpower, Inc.	44,500	$2,523,595
Monster Worldwide, Inc.*^	29,700	519,156

		3,497,335

Road & Rail (1.0%)
Burlington Northern Santa Fe Corp.	149,100	11,902,653
Con-way, Inc.	18,600	712,752
CSX Corp.	222,100	9,297,106
Hertz Global Holdings, Inc.*^	521,900	5,652,177
Kansas City Southern*^	28,300	749,667
Norfolk Southern Corp.	181,200	7,811,532
Ryder System, Inc.	31,700	1,238,202
Union Pacific Corp.	134,100	7,824,735

		45,188,824

Trading Companies & Distributors (0.0%)
GATX Corp.^	15,300	427,635
WESCO International, Inc.*^	11,400	328,320

		755,955

Total Industrials		426,407,444

Information Technology (8.9%)
Communications Equipment (1.4%)
Brocade Communications Systems, Inc.*^	142,200	1,117,692
Ciena Corp.*^	45,800	745,624
Cisco Systems, Inc.*	730,500	17,195,970
CommScope, Inc.*	53,100	1,589,283
EchoStar Corp., Class A*	21,500	396,890
Harris Corp.	16,300	612,880
JDS Uniphase Corp.*	57,200	406,692
Motorola, Inc.	2,569,100	22,068,569
Nokia Oyj (ADR)	848,500	12,405,070
Tellabs, Inc.*	224,400	1,552,848

		58,091,518

Computers & Peripherals (2.7%)
Dell, Inc.*	1,160,700	17,712,282
Diebold, Inc.	4,700	154,771
EMC Corp.*	1,023,100	17,433,624
Hewlett-Packard Co.	640,500	30,238,005
International Business Machines Corp.	237,000	28,347,570
Lexmark International, Inc., Class A*	44,300	954,222
SanDisk Corp.*^	66,800	1,449,560
Seagate Technology	27,700	421,317
Sun Microsystems, Inc.*	424,200	3,855,978
Teradata Corp.*	18,200	500,864
Western Digital Corp.*^	371,450	13,569,068

		114,637,261

Electronic Equipment, Instruments & Components (1.2%)
Arrow Electronics, Inc.*	39,700	1,117,555
AU Optronics Corp. (ADR)^	740,595	7,168,960
Avnet, Inc.*	57,000	1,480,290
AVX Corp.	21,700	258,881
Corning, Inc.	1,116,700	17,096,677
Ingram Micro, Inc., Class A*	91,800	1,546,830
Itron, Inc.*^	1,600	102,624
Jabil Circuit, Inc.	53,400	716,094
Molex, Inc.^	68,300	1,426,104
Tech Data Corp.*	28,500	1,185,885
Tyco Electronics Ltd.	812,000	18,091,360
Vishay Intertechnology, Inc.*	232,600	1,837,540

		52,028,800

Internet Software & Services (0.3%)
eBay, Inc.*	486,500	11,486,265
IAC/InterActiveCorp*^	30,600	617,814
Yahoo!, Inc.*^	43,900	$781,859

		12,885,938

IT Services (0.3%)
Affiliated Computer Services, Inc., Class A*	20,400	1,105,068
Amdocs Ltd.*	94,200	2,532,096
Broadridge Financial Solutions, Inc.	30,200	607,020
Computer Sciences Corp.*	86,000	4,533,060
Convergys Corp.*	48,300	480,102
DST Systems, Inc.*	2,700	120,960
Fidelity National Information Services, Inc.	67,700	1,727,027
SAIC, Inc.*^	30,800	540,232
Total System Services, Inc.	25,600	412,416

		12,057,981

Office Electronics (0.1%)
Xerox Corp.	490,500	3,796,470
Zebra Technologies Corp., Class A*^	3,100	80,383

		3,876,853

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*^	149,800	847,868
Applied Materials, Inc.	753,900	10,102,260
Atmel Corp.*	255,600	1,070,964
Cypress Semiconductor Corp.*^	8,000	82,640
Fairchild Semiconductor International, Inc.*	70,300	719,169
Integrated Device Technology, Inc.*	73,700	498,212
Intel Corp.	1,745,100	34,151,607
International Rectifier Corp.*	22,600	440,474
Intersil Corp., Class A	34,900	534,319
KLA-Tencor Corp.^	96,400	3,456,904
LSI Corp.*	368,000	2,020,320
Marvell Technology Group Ltd.*	29,300	474,367
Maxim Integrated Products, Inc.	27,800	504,292
Microchip Technology, Inc.^	9,200	243,800
Micron Technology, Inc.*	395,800	3,245,560
Novellus Systems, Inc.*	21,900	459,462
PMC-Sierra, Inc.*	126,400	1,208,384

		60,060,602

Software (1.5%)
Activision Blizzard, Inc.*	132,400	1,640,436
Autodesk, Inc.*	41,800	994,840
CA, Inc.	50,800	1,117,092
Compuware Corp.*^	137,200	1,005,676
Microsoft Corp.	1,337,400	34,625,286
Novell, Inc.*	106,400	479,864
Nuance Communications, Inc.*	11,200	167,552
Oracle Corp.	527,700	10,997,268
Rovi Corp.*	17,700	594,720
Symantec Corp.*	818,100	13,474,107
Synopsys, Inc.*	30,500	683,810

		65,780,651

Total Information Technology		379,419,604

Materials (3.3%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	78,000	6,051,240
Airgas, Inc.	46,200	2,234,694
Albemarle Corp.	48,900	1,691,940
Ashland, Inc.	38,900	1,681,258
Cabot Corp.	37,100	857,381
CF Industries Holdings, Inc.	4,700	405,281
Cytec Industries, Inc.^	26,800	870,196
Dow Chemical Co.	631,150	16,454,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
E.I. du Pont de Nemours & Co.	914,400	$29,388,816
Eastman Chemical Co.^	41,200	2,205,848
FMC Corp.	6,200	348,750
Huntsman Corp.	92,000	838,120
International Flavors & Fragrances, Inc.	2,500	94,825
Intrepid Potash, Inc.*^	1,700	40,103
Lubrizol Corp.	4,900	350,154
PPG Industries, Inc.	93,300	5,430,993
RPM International, Inc.	34,600	639,754
Terra Industries, Inc.	17,900	620,593
Valhi, Inc.	2,300	27,876
Valspar Corp.	56,900	1,565,319

		71,797,222

Construction Materials (0.1%)
Martin Marietta Materials, Inc.^	15,600	1,436,292
Vulcan Materials Co.^	70,900	3,833,563

		5,269,855

Containers & Packaging (0.2%)
AptarGroup, Inc.	38,400	1,434,624
Ball Corp.	18,700	920,040
Bemis Co., Inc.	61,300	1,588,283
Greif, Inc., Class A	18,900	1,040,445
Owens-Illinois, Inc.*	17,700	653,130
Packaging Corp. of America	52,500	1,071,000
Pactiv Corp.*	13,600	354,280
Sealed Air Corp.	90,000	1,766,700
Sonoco Products Co.	56,600	1,558,764
Temple-Inland, Inc.	60,400	991,768

		11,379,034

Metals & Mining (1.0%)
AK Steel Holding Corp.	382,100	7,538,833
Alcoa, Inc.	296,700	3,892,704
Allegheny Technologies, Inc.	55,600	1,945,444
Carpenter Technology Corp.	25,000	584,750
Cliffs Natural Resources, Inc.^	67,200	2,174,592
Commercial Metals Co.	63,900	1,143,810
Compass Minerals International, Inc.^	8,600	529,932
Freeport-McMoRan Copper & Gold, Inc.	91,800	6,298,398
Nucor Corp.^	178,400	8,386,584
Reliance Steel & Aluminum Co.	35,700	1,519,392
Royal Gold, Inc.	14,600	665,760
Schnitzer Steel Industries, Inc., Class A	2,600	138,450
Southern Copper Corp.^	26,400	810,216
Steel Dynamics, Inc.	122,000	1,871,480
Titanium Metals Corp.^	48,300	463,197
United States Steel Corp.^	81,300	3,607,281

		41,570,823

Paper & Forest Products (0.3%)
International Paper Co.	245,100	5,448,573
MeadWestvaco Corp.	97,100	2,166,301
Weyerhaeuser Co.	119,900	4,394,335

		12,009,209

Total Materials		142,026,143

Telecommunication Services (5.9%)
Diversified Telecommunication Services (4.7%)
AT&T, Inc.	4,733,100	127,841,031
CenturyTel, Inc.	168,321	5,655,586
Frontier Communications Corp.	100,200	755,508
Level 3 Communications, Inc.*	923,000	1,282,970
Qwest Communications International, Inc.^	835,200	$3,182,112
Verizon Communications, Inc.	1,988,700	60,197,949
Windstream Corp.^	132,800	1,345,264

		200,260,420

Wireless Telecommunication Services (1.2%)
American Tower Corp., Class A*	182,800	6,653,920
Clearwire Corp., Class A*^	36,500	296,745
Crown Castle International Corp.*^	296,300	9,291,968
Leap Wireless International, Inc.*	7,800	152,490
NII Holdings, Inc.*	89,100	2,671,218
Sprint Nextel Corp.*^	5,547,500	21,912,625
Telephone & Data Systems, Inc.	51,500	1,597,015
U.S. Cellular Corp.*	8,900	347,723
Vodafone Group plc (ADR)^	468,000	10,530,000

		53,453,704

Total Telecommunication Services		253,714,124

Utilities (5.5%)
Electric Utilities (2.6%)
Allegheny Energy, Inc.	37,400	991,848
American Electric Power Co., Inc.	316,270	9,801,207
DPL, Inc.^	57,400	1,498,140
Duke Energy Corp.	730,100	11,491,774
Edison International	381,000	12,793,980
Entergy Corp.	111,300	8,888,418
Exelon Corp.	341,100	16,925,382
FirstEnergy Corp.	172,900	7,904,988
FPL Group, Inc.	202,600	11,189,598
Great Plains Energy, Inc.	76,600	1,374,970
Hawaiian Electric Industries, Inc.^	51,900	940,428
Northeast Utilities	99,300	2,357,382
NV Energy, Inc.	76,300	884,317
Pepco Holdings, Inc.	124,800	1,857,024
Pinnacle West Capital Corp.	57,400	1,883,868
Progress Energy, Inc.	158,300	6,183,198
Southern Co.	443,900	14,058,313
Westar Energy, Inc.	61,800	1,205,718

		112,230,553

Gas Utilities (0.3%)
AGL Resources, Inc.	43,800	1,544,826
Atmos Energy Corp.	52,200	1,470,996
Energen Corp.	40,700	1,754,170
National Fuel Gas Co.^	40,200	1,841,562
ONEOK, Inc.	59,800	2,189,876
Questar Corp.	98,700	3,707,172
UGI Corp.	61,400	1,538,684

		14,047,286

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	73,400	1,087,788
Calpine Corp.*	87,200	1,004,544
Constellation Energy Group, Inc.	16,200	524,394
Dynegy, Inc., Class A*	282,400	720,120
Mirant Corp.*	81,800	1,343,974
NRG Energy, Inc.*	150,500	4,242,595
RRI Energy, Inc.*	838,600	5,987,604

		14,911,019

Multi-Utilities (2.2%)
Alliant Energy Corp.	141,522	3,941,388
Ameren Corp.^	198,700	5,023,136
CenterPoint Energy, Inc.^	31,700	394,031
CMS Energy Corp.^	409,500	5,487,300
Consolidated Edison, Inc.^	184,300	7,545,242
Dominion Resources, Inc.	334,600	11,543,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
DTE Energy Co.	93,000	$3,268,020
Integrys Energy Group, Inc.	33,900	1,216,671
MDU Resources Group, Inc.	104,500	2,178,825
NiSource, Inc.	646,400	8,978,496
NSTAR	60,600	1,928,292
OGE Energy Corp.	54,500	1,802,860
PG&E Corp.	208,900	8,458,361
Public Service Enterprise Group, Inc.	287,000	9,023,280
SCANA Corp.	69,100	2,411,590
Sempra Energy	138,700	6,908,647
TECO Energy, Inc.^	120,800	1,700,864
Vectren Corp.	46,000	1,059,840
Wisconsin Energy Corp.	66,300	2,994,771
Xcel Energy, Inc.	422,600	8,130,824

		93,996,138

Water Utilities (0.0%)
American Water Works Co., Inc.	31,100	620,134
Aqua America, Inc.^	76,900	1,356,516

		1,976,650

Total Utilities		237,161,646

Total Common Stocks (99.9%) (Cost $4,107,816,106)		4,283,329,861

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.3%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	$51,475,952	51,475,952
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	10,000,000	1,675,000
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	981,967

Total Short-Term Investments of Cash Collateral for Securities Loaned		54,132,919

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 10/1/09	6,599,306	6,599,306

Total Short-Term Investments (1.4%) (Cost/Amortized Cost $69,075,258)		60,732,225

Total Investments (101.3%) (Cost/Amortized Cost $4,176,891,364)		4,344,062,086
Other Assets Less Liabilities (-1.3%)		(56,319,630)

Net Assets (100%)		$4,287,742,456

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% - 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% - 7.500%, maturing 12/1/18 to 3/1/48.

Glossary:

ADR — American Depositary Receipt

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	86	December-09	$4,421,178	$4,527,470	$106,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$463,414,563	$—	$—	$463,414,563
Consumer Staples	303,812,232	—	—	303,812,232
Energy	692,334,653	—	—	692,334,653
Financials	966,754,335	—	—	966,754,335
Health Care	418,285,117	—	—	418,285,117
Industrials	426,407,444	—	—	426,407,444
Information Technology	379,419,604	—	—	379,419,604
Materials	142,026,143	—	—	142,026,143
Telecommunication Services	253,714,124	—	—	253,714,124
Utilities	237,161,646	—	—	237,161,646
Futures	106,292	—	—	106,292
Short-Term Investments	—	60,732,225	—	60,732,225

Total Asset	$4,283,436,153	$60,732,225	$—	$4,344,168,378

Total Liability	$—	$—	$—	$—

Total	$4,283,436,153	$60,732,225	$—	$4,344,168,378

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,940,460,674
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,159,615,814

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$612,798,133
Aggregate gross unrealized depreciation	(446,346,551)

Net unrealized appreciation	$166,451,582

Federal income tax cost of investments	$4,177,610,504

At September 30, 2009, the Portfolio had loaned securities with a total value of $60,423,710. This was secured by collateral of $62,475,952, which was received as cash and subsequently invested in short-term investments currently valued at $54,132,919, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $541,357,502 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Automobiles (1.1%)
Ford Motor Co.*	246,770	$1,779,212

Hotels, Restaurants & Leisure (3.1%)
Carnival Corp.	67,200	2,236,416
Marriott International, Inc., Class A	60,138	1,659,207
Starwood Hotels & Resorts Worldwide, Inc.	37,820	1,249,195

		5,144,818

Household Durables (0.8%)
Pulte Homes, Inc.	114,330	1,256,487

Internet & Catalog Retail (0.7%)
HSN, Inc.*	73,686	1,199,608

Media (2.0%)
Comcast Corp., Class A	50,510	853,114
Historic TW, Inc.	22,996	661,825
Omnicom Group, Inc.	19,790	731,043
Time Warner Cable, Inc.	13,661	588,652
Viacom, Inc., Class B*	18,170	509,487

		3,344,121

Multiline Retail (4.6%)
J.C. Penney Co., Inc.	35,980	1,214,325
Kohl’s Corp.*	42,480	2,423,484
Target Corp.	86,180	4,022,882

		7,660,691

Specialty Retail (2.8%)
Best Buy Co., Inc.	17,820	668,606
Home Depot, Inc.	87,280	2,325,139
J. Crew Group, Inc.*	40,670	1,456,800
Lowe’s Cos., Inc.	6,380	133,597

		4,584,142

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	1,390	89,933

Total Consumer Discretionary		25,059,012

Consumer Staples (4.9%)
Beverages (1.5%)
Coca-Cola Enterprises, Inc.	117,318	2,511,778

Food & Staples Retailing (1.6%)
Kroger Co.	103,136	2,128,727
Wal-Mart Stores, Inc.	8,426	413,632

		2,542,359

Food Products (1.5%)
Kellogg Co.	3,170	156,059
Kraft Foods, Inc., Class A	89,579	2,353,241

		2,509,300

Household Products (0.2%)
Colgate-Palmolive Co.	5,180	395,131

Tobacco (0.1%)
Philip Morris International, Inc.	3,430	167,178

Total Consumer Staples		8,125,746

Energy (12.4%)
Energy Equipment & Services (4.0%)
Halliburton Co.	90,840	2,463,581
Schlumberger Ltd.	66,939	$3,989,564
Smith International, Inc.	6,060	173,922

		6,627,067

Oil, Gas & Consumable Fuels (8.4%)
Chevron Corp.	21,110	1,486,777
ConocoPhillips	16,850	760,946
Devon Energy Corp.	12,720	856,438
El Paso Corp.	56,420	582,254
EOG Resources, Inc.	12,480	1,042,205
Exxon Mobil Corp.	46,086	3,161,961
Hess Corp.	30,530	1,632,134
Marathon Oil Corp.	24,920	794,948
Occidental Petroleum Corp.	22,150	1,736,560
Petroleo Brasileiro S.A. (ADR)	9,280	425,952
Suncor Energy, Inc.	12,310	425,434
XTO Energy, Inc.	21,420	885,074

		13,790,683

Total Energy		20,417,750

Financials (31.9%)
Capital Markets (12.0%)
Bank of New York Mellon Corp.	141,317	4,096,780
BlackRock, Inc.	1,960	424,967
Franklin Resources, Inc.	26,910	2,707,146
Goldman Sachs Group, Inc.	27,970	5,156,270
Legg Mason, Inc.	25,130	779,784
Morgan Stanley	90,090	2,781,979
State Street Corp.	26,700	1,404,420
T. Rowe Price Group, Inc.	37,130	1,696,841
TD Ameritrade Holding Corp.*	41,150	807,363

		19,855,550

Commercial Banks (10.0%)
BB&T Corp.	43,780	1,192,567
Comerica, Inc.	10,970	325,480
KeyCorp	68,280	443,820
M&T Bank Corp.	21,980	1,369,794
PNC Financial Services Group, Inc.	55,150	2,679,738
Regions Financial Corp.	63,460	394,086
SunTrust Banks, Inc.	98,590	2,223,204
Wells Fargo & Co.	237,070	6,680,633
Zions Bancorp	64,180	1,153,315

		16,462,637

Consumer Finance (0.1%)
Capital One Financial Corp.	4,550	162,571

Diversified Financial Services (7.3%)
Bank of America Corp.	188,016	3,181,230
Citigroup, Inc.	37,250	180,290
JPMorgan Chase & Co.	182,229	7,985,275
Moody’s Corp.	33,280	680,909

		12,027,704

Insurance (2.4%)
Aon Corp.	47,940	1,950,679
MetLife, Inc.	43,598	1,659,776
Principal Financial Group, Inc.	11,790	322,928

		3,933,383

Real Estate Investment Trusts (REITs) (0.1%)
Annaly Capital Management, Inc. (REIT)	11,500	208,610

Total Financials		52,650,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (11.0%)
Biotechnology (2.1%)
Amgen, Inc.*	57,160	$3,442,747

Health Care Equipment & Supplies (3.2%)
Boston Scientific Corp.*	334,840	3,545,956
Covidien plc	41,860	1,810,863

		5,356,819

Health Care Providers & Services (1.0%)
UnitedHealth Group, Inc.	48,670	1,218,697
WellPoint, Inc.*	8,440	399,718

		1,618,415

Pharmaceuticals (4.7%)
Abbott Laboratories, Inc.	44,567	2,204,730
Johnson & Johnson	27,780	1,691,524
Merck & Co., Inc.	34,230	1,082,695
Teva Pharmaceutical Industries Ltd. (ADR)	55,470	2,804,563

		7,783,512

Total Health Care		18,201,493

Industrials (9.8%)
Aerospace & Defense (0.7%)
Honeywell International, Inc.	18,040	670,186
Raytheon Co.	11,020	528,629

		1,198,815

Air Freight & Logistics (0.2%)
FedEx Corp.	4,920	370,082

Airlines (2.5%)
Delta Air Lines, Inc.*	465,610	4,171,866

Building Products (0.4%)
Masco Corp.	47,210	609,953

Electrical Equipment (0.5%)
Emerson Electric Co.	20,710	830,057

Machinery (2.7%)
Caterpillar, Inc.	30,480	1,564,538
Deere & Co.	1,810	77,685
Eaton Corp.	46,896	2,653,845
Joy Global, Inc.	3,120	152,693

		4,448,761

Road & Rail (2.8%)
Canadian National Railway Co.	24,960	1,222,791
Hertz Global Holdings, Inc.*	309,010	3,346,578

		4,569,369

Total Industrials		16,198,903

Information Technology (4.8%)
Communications Equipment (0.5%)
Cisco Systems, Inc.*	35,430	834,022

Computers & Peripherals (1.1%)
EMC Corp.*	21,100	359,544
Hewlett-Packard Co.	32,180	1,519,218

		1,878,762

Internet Software & Services (0.6%)
IAC/InterActiveCorp*	51,647	1,042,753

Semiconductors & Semiconductor Equipment (0.8%)
Intel Corp.	67,210	1,315,300

Software (1.8%)
Adobe Systems, Inc.*	27,320	$902,653
Oracle Corp.	95,260	1,985,218

		2,887,871

Total Information Technology		7,958,708

Materials (2.2%)
Chemicals (1.6%)
Dow Chemical Co.	77,280	2,014,690
Praxair, Inc.	7,660	625,745

		2,640,435

Metals & Mining (0.6%)
Barrick Gold Corp.	25,980	984,642

Total Materials		3,625,077

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	91,117	2,461,070
Verizon Communications, Inc.	55,040	1,666,061

Total Telecommunication Services		4,127,131

Utilities (1.0%)
Electric Utilities (0.4%)
Southern Co.	22,300	706,241

Multi-Utilities (0.6%)
PG&E Corp.	22,620	915,884

Total Utilities		1,622,125

Total Common Stocks (95.7%) (Cost $142,911,637)		157,986,400

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.9%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $6,383,758)	$6,383,758	6,383,758

Total Investments (99.6%) (Cost/Amortized Cost $149,295,395)		164,370,158
Other Assets Less Liabilities (0.4%)		724,265

Net Assets (100%)		$165,094,423

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$25,059,012	$—	$—	$25,059,012
Consumer Staples	8,125,746	—	—	8,125,746
Energy	19,992,316	425,434	—	20,417,750
Financials	52,650,455	—	—	52,650,455
Health Care	18,201,493	—	—	18,201,493
Industrials	16,198,903	—	—	16,198,903
Information Technology	7,958,708	—	—	7,958,708
Materials	3,625,077	—	—	3,625,077
Telecommunication Services	4,127,131	—	—	4,127,131
Utilities	1,622,125	—	—	1,622,125
Short-Term Investments	—	6,383,758	—	6,383,758

Total Asset	$157,560,966	$6,809,192	$—	$164,370,158

Total Liability	$—	$—	$—	$—

Total	$157,560,966	$6,809,192	$—	$164,370,158

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$69,670,899
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$70,266,106

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,325,344
Aggregate gross unrealized depreciation	(10,041,688)

Net unrealized appreciation	$11,283,656

Federal income tax cost of investments	$153,086,502

The Portfolio has a net capital loss carryforward of $20,069,753 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Hotels, Restaurants & Leisure (6.1%)
Carnival Corp.	56,200	$1,870,336
Darden Restaurants, Inc.	14,929	509,527
International Game Technology	66,027	1,418,260
Marriott International, Inc., Class A	100,820	2,781,624
Royal Caribbean Cruises Ltd.*	13,966	336,301
Starwood Hotels & Resorts Worldwide, Inc.	38,754	1,280,045
Wendy’s/Arby’s Group, Inc., Class A	63,475	300,237
Wynn Resorts Ltd.*	34,158	2,421,460

		10,917,790

Media (1.0%)
Historic TW, Inc.	35,862	1,032,108
Walt Disney Co.	26,046	715,223

		1,747,331

Multiline Retail (3.8%)
J.C. Penney Co., Inc.	38,432	1,297,080
Kohl’s Corp.*	39,480	2,252,334
Macy’s, Inc.	16,647	304,474
Target Corp.	63,858	2,980,891

		6,834,779

Specialty Retail (3.9%)
Bed Bath & Beyond, Inc.*	26,244	985,200
Best Buy Co., Inc.	52,015	1,951,603
Dick’s Sporting Goods, Inc.*	101,841	2,281,238
Home Depot, Inc.	65,340	1,740,658

		6,958,699

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	25,067	825,206

Total Consumer Discretionary		27,283,805

Consumer Staples (4.8%)
Beverages (1.3%)
Coca-Cola Co.	25,206	1,353,562
PepsiCo, Inc.	16,891	990,826

		2,344,388

Food & Staples Retailing (0.8%)
CVS Caremark Corp.	15,463	552,648
Wal-Mart Stores, Inc.	16,913	830,259

		1,382,907

Food Products (0.6%)
Kellogg Co.	9,057	445,876
Kraft Foods, Inc., Class A	26,305	691,032

		1,136,908

Household Products (1.9%)
Colgate-Palmolive Co.	16,294	1,242,907
Procter & Gamble Co.	35,635	2,063,979

		3,306,886

Tobacco (0.2%)
Altria Group, Inc.	21,900	390,039

Total Consumer Staples		8,561,128

Energy (11.4%)
Energy Equipment & Services (2.9%)
Schlumberger Ltd.	49,331	2,940,127
Smith International, Inc.	24,550	704,585
Weatherford International Ltd.*	74,663	1,547,764

		5,192,476

Oil, Gas & Consumable Fuels (8.5%)
Apache Corp.	13,843	$1,271,203
Chevron Corp.	22,117	1,557,700
ConocoPhillips	13,166	594,576
Continental Resources, Inc.*	14,677	574,898
Devon Energy Corp.	12,636	850,782
EOG Resources, Inc.	10,847	905,833
Exxon Mobil Corp.	46,337	3,179,181
Hess Corp.	37,631	2,011,753
Marathon Oil Corp.	6,123	195,324
Occidental Petroleum Corp.	15,024	1,177,882
Range Resources Corp.	6,639	327,701
Southwestern Energy Co.*	14,820	632,518
Suncor Energy, Inc.	35,412	1,223,839
XTO Energy, Inc.	17,668	730,042

		15,233,232

Total Energy		20,425,708

Financials (20.7%)
Capital Markets (9.1%)
Bank of New York Mellon Corp.	58,653	1,700,350
BlackRock, Inc.	3,469	752,149
Charles Schwab Corp.	41,004	785,227
Franklin Resources, Inc.	9,217	927,230
Goldman Sachs Group, Inc.	24,500	4,516,575
Morgan Stanley	87,613	2,705,489
State Street Corp.	57,606	3,030,076
T. Rowe Price Group, Inc.	41,296	1,887,227

		16,304,323

Commercial Banks (4.6%)
Fifth Third Bancorp	130,715	1,324,143
PNC Financial Services Group, Inc.	40,822	1,983,541
Regions Financial Corp.	60,230	374,028
SunTrust Banks, Inc.	23,033	519,394
U.S. Bancorp	59,498	1,300,626
Wells Fargo & Co.	100,509	2,832,344

		8,334,076

Consumer Finance (0.8%)
Capital One Financial Corp.	39,366	1,406,547

Diversified Financial Services (4.7%)
Bank of America Corp.	226,213	3,827,524
JPMorgan Chase & Co.	103,904	4,553,073

		8,380,597

Insurance (1.5%)
MetLife, Inc.	48,592	1,849,898
Prudential Financial, Inc.	16,309	813,982

		2,663,880

Total Financials		37,089,423

Health Care (10.1%)
Biotechnology (3.7%)
Amgen, Inc.*	42,924	2,585,312
Celgene Corp.*	15,853	886,183
Genzyme Corp.*	16,197	918,856
Gilead Sciences, Inc.*	26,251	1,222,771
Myriad Genetics, Inc.*	12,262	335,979
Vertex Pharmaceuticals, Inc.*	20,102	761,866

		6,710,967

Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.	9,147	521,470
St. Jude Medical, Inc.*	11,800	460,318

		981,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.5%)
Express Scripts, Inc.*	23,720	$1,840,198
Medco Health Solutions, Inc.*	3,595	198,839
Quest Diagnostics, Inc.	11,508	600,603

		2,639,640

Pharmaceuticals (4.4%)
Abbott Laboratories, Inc.	35,905	1,776,220
Johnson & Johnson	36,661	2,232,288
Merck & Co., Inc.	67,985	2,150,366
Pfizer, Inc.	102,468	1,695,846

		7,854,720

Total Health Care		18,187,115

Industrials (6.2%)
Aerospace & Defense (2.1%)
Boeing Co.	1,908	103,318
Honeywell International, Inc.	23,270	864,480
Precision Castparts Corp.	15,133	1,541,599
United Technologies Corp.	20,117	1,225,729

		3,735,126

Electrical Equipment (0.2%)
Emerson Electric Co.	9,173	367,654

Machinery (1.2%)
Eaton Corp.	13,966	790,336
Parker Hannifin Corp.	25,525	1,323,216

		2,113,552

Professional Services (0.2%)
Monster Worldwide, Inc.*	20,155	352,310

Road & Rail (2.5%)
Burlington Northern Santa Fe Corp.	28,926	2,309,163
Union Pacific Corp.	37,973	2,215,724

		4,524,887

Total Industrials		11,093,529

Information Technology (19.7%)
Communications Equipment (3.4%)
Cisco Systems, Inc.*	117,708	2,770,846
Nokia Oyj (ADR)	41,540	607,315
QUALCOMM, Inc.	58,783	2,644,059

		6,022,220

Computers & Peripherals (5.0%)
Apple, Inc.*	21,489	3,983,416
EMC Corp.*	89,155	1,519,201
Hewlett-Packard Co.	59,683	2,817,634
International Business Machines Corp.	5,244	627,235

		8,947,486

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	53,275	815,640

Internet Software & Services (1.8%)
Google, Inc., Class A*	6,423	3,184,845

IT Services (0.1%)
Mastercard, Inc., Class A	890	179,914

Semiconductors & Semiconductor Equipment (3.0%)
Broadcom Corp., Class A*	21,010	644,797
Intel Corp.	126,899	2,483,413
Micron Technology, Inc.*	129,861	1,064,860
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	45,503	498,713
Texas Instruments, Inc.	28,227	$668,698

		5,360,481

Software (6.0%)
Activision Blizzard, Inc.*	187,160	2,318,912
Adobe Systems, Inc.*	70,286	2,322,250
Electronic Arts, Inc.*	54,025	1,029,176
Microsoft Corp.	137,553	3,561,247
Oracle Corp.	27,216	567,182
VMware, Inc., Class A*	25,719	1,033,132

		10,831,899

Total Information Technology		35,342,485

Materials (6.9%)
Chemicals (5.1%)
Celanese Corp., Class A	29,705	742,625
Dow Chemical Co.	87,561	2,282,715
E.I. du Pont de Nemours & Co.	20,009	643,089
Monsanto Co.	49,244	3,811,486
Potash Corp. of Saskatchewan, Inc.	19,455	1,757,565

		9,237,480

Metals & Mining (1.8%)
Barrick Gold Corp.	48,327	1,831,593
Freeport-McMoRan Copper & Gold, Inc	9,129	626,341
United States Steel Corp.	16,321	724,163

		3,182,097

Total Materials		12,419,577

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	66,250	1,789,412
Verizon Communications, Inc.	20,377	616,812

Total Telecommunication Services		2,406,224

Utilities (0.8%)
Electric Utilities (0.5%)
FPL Group, Inc.	10,764	594,496
Progress Energy, Inc.	10,125	395,482

		989,978

Multi-Utilities (0.3%)
Dominion Resources, Inc.	15,020	518,190

Total Utilities		1,508,168

Total Common Stocks (97.2%) (Cost $156,083,318)		174,317,162

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.3%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $4,236,475)	$4,236,475	4,236,475

Total Investments (99.5%) (Cost/Amortized Cost $160,319,793)		178,553,637
Other Assets Less Liabilities (0.5%)		838,730

Net Assets (100%)		$179,392,367

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$27,283,805	$—	$—	$27,283,805
Consumer Staples	8,561,128	—	—	8,561,128
Energy	19,201,869	1,223,839	—	20,425,708
Financials	37,089,423	—	—	37,089,423
Health Care	18,187,115	—	—	18,187,115
Industrials	11,093,529	—	—	11,093,529
Information Technology	35,342,485	—	—	35,342,485
Materials	12,419,577	—	—	12,419,577
Telecommunication Services	2,406,224	—	—	2,406,224
Utilities	1,508,168	—	—	1,508,168
Short-Term Investments	—	4,236,475	—	4,236,475

Total Asset	$173,093,323	$5,460,314	$—	$178,553,637

Total Liability	$—	$—	$—	$—

Total	$173,093,323	$5,460,314	$—	$178,553,637

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$93,998,641
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$52,721,708
As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$23,403,355
Aggregate gross unrealized depreciation	(6,793,472)

Net unrealized appreciation	$16,609,883

Federal income tax cost of investments	$161,943,754

The Portfolio has a net capital loss carryforward of $3,308,587 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.4%)
Auto Components (0.6%)
BorgWarner, Inc.	150,276	$4,547,352
Gentex Corp.	178,626	2,527,558

		7,074,910

Automobiles (0.1%)
Thor Industries, Inc.^	46,521	1,439,825

Distributors (0.3%)
LKQ Corp.*	181,810	3,370,757

Diversified Consumer Services (1.8%)
Brink’s Home Security Holdings, Inc.*	58,956	1,815,255
Career Education Corp.*^	89,051	2,171,063
Corinthian Colleges, Inc.*	113,544	2,107,377
ITT Educational Services, Inc.*^	40,463	4,467,520
Matthews International Corp., Class A	40,308	1,426,097
Regis Corp.	71,062	1,101,461
Service Corp. International	326,652	2,289,831
Sotheby’s, Inc.	86,358	1,487,948
Strayer Education, Inc.	18,051	3,929,342

		20,795,894

Hotels, Restaurants & Leisure (1.8%)
Bob Evans Farms, Inc.	39,919	1,160,046
Boyd Gaming Corp.*	72,926	797,081
Brinker International, Inc.	132,416	2,082,904
Cheesecake Factory, Inc.*^	78,363	1,451,283
Chipotle Mexican Grill, Inc., Class A*	40,773	3,957,020
International Speedway Corp., Class A	35,881	989,239
Life Time Fitness, Inc.*	53,178	1,491,643
Panera Bread Co., Class A*^	40,152	2,208,360
Scientific Games Corp., Class A*	84,498	1,337,603
Wendy’s/Arby’s Group, Inc., Class A	473,107	2,237,796
WMS Industries, Inc.*	58,484	2,606,047

		20,319,022

Household Durables (1.7%)
American Greetings Corp., Class A^	51,336	1,144,793
Blyth, Inc.	7,825	303,062
M.D.C. Holdings, Inc.	47,686	1,656,612
Mohawk Industries, Inc.*	72,281	3,447,081
NVR, Inc.*	7,512	4,787,923
Ryland Group, Inc.	55,607	1,171,640
Toll Brothers, Inc.*	172,497	3,370,591
Tupperware Brands Corp.	81,236	3,242,941

		19,124,643

Internet & Catalog Retail (1.0%)
Netflix, Inc.*	58,455	2,698,868
priceline.com, Inc.*	54,365	9,014,804

		11,713,672

Leisure Equipment & Products (0.1%)
Callaway Golf Co.^	82,479	627,665

Media (1.0%)
DreamWorks Animation SKG, Inc., Class A*	97,002	3,450,361
Harte-Hanks, Inc.^	49,239	680,975
John Wiley & Sons, Inc., Class A	55,996	1,947,541
Lamar Advertising Co., Class A*	68,511	1,879,942
Marvel Entertainment, Inc.*	62,728	3,112,563
Scholastic Corp.	34,328	$835,544

		11,906,926

Multiline Retail (0.7%)
99 Cents Only Stores*	58,365	785,009
Dollar Tree, Inc.*	115,119	5,603,993
Saks, Inc.*	184,529	1,258,488

		7,647,490

Specialty Retail (5.2%)
Aaron’s, Inc.	69,820	1,843,248
Advance Auto Parts, Inc.	123,951	4,868,795
Aeropostale, Inc.*^	86,828	3,774,413
American Eagle Outfitters, Inc.	269,585	4,545,203
AnnTaylor Stores Corp.*	74,091	1,177,306
Barnes & Noble, Inc.	47,919	1,064,760
CarMax, Inc.*	283,717	5,929,685
Chico’s FAS, Inc.*	231,670	3,011,710
Coldwater Creek, Inc.*^	74,156	608,079
Collective Brands, Inc.*	84,265	1,460,313
Dick’s Sporting Goods, Inc.*	111,913	2,506,851
Foot Locker, Inc.	203,478	2,431,562
Guess?, Inc.	74,754	2,768,888
J. Crew Group, Inc.*^	71,734	2,569,512
PetSmart, Inc.	161,001	3,501,772
Rent-A-Center, Inc.*	86,284	1,629,042
Ross Stores, Inc.	161,145	7,697,897
Urban Outfitters, Inc.*	166,882	5,034,830
Williams-Sonoma, Inc.	136,179	2,754,901

		59,178,767

Textiles, Apparel & Luxury Goods (1.1%)
Fossil, Inc.*	61,793	1,758,011
Hanesbrands, Inc.*	122,165	2,614,331
Phillips-Van Heusen Corp.	66,791	2,857,987
Timberland Co., Class A*^	57,977	807,040
Under Armour, Inc., Class A*	47,453	1,320,617
Warnaco Group, Inc.*	58,500	2,565,810

		11,923,796

Total Consumer Discretionary		175,123,367

Consumer Staples (3.7%)
Beverages (0.5%)
Hansen Natural Corp.*	93,650	3,440,701
PepsiAmericas, Inc.	72,926	2,082,767

		5,523,468

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	72,072	2,610,448
Ruddick Corp.^	51,025	1,358,285

		3,968,733

Food Products (1.3%)
Corn Products International, Inc.	96,389	2,749,014
Flowers Foods, Inc.	99,749	2,622,401
Lancaster Colony Corp.	25,785	1,321,997
Ralcorp Holdings, Inc.*	73,111	4,274,800
Smithfield Foods, Inc.*	181,337	2,502,451
Tootsie Roll Industries, Inc.	34,050	809,709

		14,280,372

Household Products (1.0%)
Church & Dwight Co., Inc.	90,499	5,134,913
Energizer Holdings, Inc.*	89,377	5,929,270

		11,064,183

Personal Products (0.5%)
Alberto-Culver Co.	110,826	3,067,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NBTY, Inc.*	79,740	$3,156,109

		6,223,773

Tobacco (0.1%)
Universal Corp.	32,464	1,357,645

Total Consumer Staples		42,418,174

Energy (6.4%)
Energy Equipment & Services (2.7%)
Exterran Holdings, Inc.*^	80,149	1,902,737
Helix Energy Solutions Group, Inc.*	117,189	1,755,491
Helmerich & Payne, Inc.	135,853	5,370,269
Oceaneering International, Inc.*	70,684	4,011,317
Patterson-UTI Energy, Inc.	198,819	3,002,167
Pride International, Inc.*	223,567	6,805,379
Superior Energy Services, Inc.*	101,584	2,287,672
Tidewater, Inc.	66,723	3,141,986
Unit Corp.*	51,986	2,144,423

		30,421,441

Oil, Gas & Consumable Fuels (3.7%)
Arch Coal, Inc.	209,924	4,645,618
Bill Barrett Corp.*	48,074	1,576,347
Cimarex Energy Co.	107,439	4,654,258
Comstock Resources, Inc.*	60,966	2,443,517
Encore Acquisition Co.*	70,208	2,625,779
Forest Oil Corp.*	145,404	2,845,556
Frontier Oil Corp.	136,610	1,901,611
Mariner Energy, Inc.*	130,475	1,850,136
Newfield Exploration Co.*	170,833	7,270,653
Overseas Shipholding Group, Inc.	31,143	1,163,814
Patriot Coal Corp.*	96,303	1,132,523
Plains Exploration & Production Co.*	179,014	4,951,527
Quicksilver Resources, Inc.*	147,405	2,091,677
Southern Union Co.	161,152	3,350,350

		42,503,366

Total Energy		72,924,807

Financials (17.8%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*^	53,908	3,504,559
Apollo Investment Corp.	201,374	1,923,122
Eaton Vance Corp.	152,705	4,274,213
Jefferies Group, Inc.*	157,757	4,295,723
Raymond James Financial, Inc.^	127,446	2,966,943
SEI Investments Co.	167,289	3,292,247
Waddell & Reed Financial, Inc., Class A	110,799	3,152,232

		23,409,039

Commercial Banks (3.2%)
Associated Banc-Corp.	166,200	1,898,004
Bancorpsouth, Inc.^	93,895	2,291,977
Bank of Hawaii Corp.	62,752	2,606,718
Cathay General Bancorp.	63,218	511,434
City National Corp./California^	55,607	2,164,780
Commerce Bancshares, Inc./Missouri	89,555	3,335,028
Cullen/Frost Bankers, Inc.	77,326	3,993,115
FirstMerit Corp.	106,700	2,030,496
Fulton Financial Corp.^	228,331	1,680,516
International Bancshares Corp.	65,160	1,062,760
PacWest Bancorp	31,765	605,123
SVB Financial Group*	43,181	1,868,442
Synovus Financial Corp.	618,663	2,319,986
TCF Financial Corp.^	143,882	1,876,221
Trustmark Corp.^	63,063	$1,201,350
Valley National Bancorp	184,214	2,263,990
Webster Financial Corp.^	83,411	1,040,135
Westamerica Bancorp	37,512	1,950,624
Wilmington Trust Corp.^	89,935	1,277,077

		35,977,776

Consumer Finance (0.2%)
AmeriCredit Corp.*^	123,581	1,951,344

Insurance (4.5%)
American Financial Group, Inc./Ohio	97,779	2,493,365
Arthur J. Gallagher & Co.	130,586	3,182,381
Brown & Brown, Inc.	152,603	2,923,873
Everest Reinsurance Group Ltd.	78,404	6,876,031
Fidelity National Financial, Inc., Class A	297,084	4,480,027
First American Corp.	121,155	3,921,787
Hanover Insurance Group, Inc.	65,479	2,706,247
HCC Insurance Holdings, Inc.	146,008	3,993,319
Horace Mann Educators Corp.	50,637	707,399
Mercury General Corp.	46,288	1,674,700
Old Republic International Corp.	310,648	3,783,693
Protective Life Corp.	107,720	2,307,362
Reinsurance Group of America, Inc.	93,772	4,182,231
StanCorp Financial Group, Inc.	63,374	2,558,408
Unitrin, Inc.	63,995	1,247,263
W.R. Berkley Corp.	173,169	4,377,712

		51,415,798

Real Estate Investment Trusts (REITs) (6.5%)
Alexandria Real Estate Equities, Inc. (REIT)	56,065	3,047,133
AMB Property Corp. (REIT)^	188,709	4,330,872
BRE Properties, Inc. (REIT)^	66,247	2,073,531
Camden Property Trust (REIT)	83,675	3,372,102
Corporate Office Properties Trust/Maryland (REIT)	74,402	2,743,946
Cousins Properties, Inc. (REIT)^	119,778	991,762
Duke Realty Corp. (REIT)	291,704	3,503,365
Equity One, Inc. (REIT)^	42,239	661,885
Essex Property Trust, Inc. (REIT)	35,802	2,849,123
Federal Realty Investment Trust (REIT)	77,312	4,744,637
Highwoods Properties, Inc. (REIT)^	91,566	2,879,751
Hospitality Properties Trust (REIT)	152,298	3,102,310
Liberty Property Trust (REIT)	143,808	4,678,074
Macerich Co. (REIT)^	105,005	3,184,802
Mack-Cali Realty Corp. (REIT)	102,192	3,303,867
Nationwide Health Properties, Inc. (REIT)	137,448	4,259,513
Omega Healthcare Investors, Inc. (REIT)	107,331	1,719,443
Potlatch Corp. (REIT)	51,647	1,469,357
Rayonier, Inc. (REIT)	102,827	4,206,653
Realty Income Corp. (REIT)	135,523	3,476,165
Regency Centers Corp. (REIT)	104,499	3,871,688
SL Green Realty Corp. (REIT)^	99,109	4,345,930
UDR, Inc. (REIT)	193,727	3,049,263
Weingarten Realty Investors (REIT)^	134,274	2,674,738

		74,539,910

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	53,588	2,538,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (1.1%)
Astoria Financial Corp.	106,089	$1,171,223
First Niagara Financial Group, Inc.	235,935	2,909,078
New York Community Bancorp, Inc.	450,608	5,145,943
NewAlliance Bancshares, Inc.	139,018	1,487,493
Washington Federal, Inc.	140,433	2,367,700

		13,081,437

Total Financials		202,913,768

Health Care (12.0%)
Biotechnology (1.3%)
OSI Pharmaceuticals, Inc.*	75,256	2,656,537
United Therapeutics Corp.*	60,404	2,959,192
Vertex Pharmaceuticals, Inc.*	232,651	8,817,473

		14,433,202

Health Care Equipment & Supplies (3.7%)
Beckman Coulter, Inc.	88,255	6,084,300
Edwards Lifesciences Corp.*	72,658	5,079,521
Gen-Probe, Inc.*	64,801	2,685,353
Hill-Rom Holdings, Inc.	81,314	1,771,019
Hologic, Inc.*	330,560	5,401,350
Idexx Laboratories, Inc.*^	75,431	3,771,550
Immucor, Inc.*	92,808	1,642,702
Kinetic Concepts, Inc.*	79,583	2,942,979
Masimo Corp.*	66,775	1,749,505
ResMed, Inc.*	97,288	4,397,418
STERIS Corp.	75,620	2,302,629
Teleflex, Inc.	51,957	2,510,043
Thoratec Corp.*	73,315	2,219,245

		42,557,614

Health Care Providers & Services (3.2%)
Community Health Systems, Inc.*	120,842	3,858,485
Health Management Associates, Inc., Class A*	320,439	2,400,088
Health Net, Inc.*	134,669	2,073,902
Henry Schein, Inc.*	116,160	6,378,346
Kindred Healthcare, Inc.*	50,244	815,460
LifePoint Hospitals, Inc.*	70,829	1,916,633
Lincare Holdings, Inc.*^	87,371	2,730,344
Omnicare, Inc.	153,756	3,462,585
Owens & Minor, Inc.	53,744	2,431,916
Psychiatric Solutions, Inc.*	73,082	1,955,674
Universal Health Services, Inc., Class B	63,917	3,958,380
VCA Antech, Inc.*	110,049	2,959,218
WellCare Health Plans, Inc.*	54,908	1,353,482

		36,294,513

Health Care Technology (0.6%)
Cerner Corp.*^	86,658	6,482,018

Life Sciences Tools & Services (2.0%)
Affymetrix, Inc.*	91,721	805,310
Bio-Rad Laboratories, Inc., Class A*	25,163	2,311,977
Charles River Laboratories International, Inc.*^	84,850	3,137,753
Covance, Inc.*^	82,366	4,460,119
Mettler-Toledo International, Inc.*	43,414	3,932,874
Pharmaceutical Product Development, Inc.	153,463	3,366,978
Techne Corp.	48,695	3,045,872
Varian, Inc.*	37,590	1,919,346

		22,980,229

Pharmaceuticals (1.2%)
Endo Pharmaceuticals Holdings, Inc.*	151,341	$3,424,847
Medicis Pharmaceutical Corp., Class A	75,101	1,603,406
Perrigo Co.	100,885	3,429,081
Sepracor, Inc.*	143,445	3,284,891
Valeant Pharmaceuticals International*	86,875	2,437,712

		14,179,937

Total Health Care		136,927,513

Industrials (14.5%)
Aerospace & Defense (0.5%)
Alliant Techsystems, Inc.*	42,871	3,337,507
BE Aerospace, Inc.*	131,329	2,644,966

		5,982,473

Airlines (0.3%)
AirTran Holdings, Inc.*	154,628	966,425
Alaska Air Group, Inc.*	45,342	1,214,712
JetBlue Airways Corp.*	264,056	1,579,055

		3,760,192

Building Products (0.2%)
Lennox International, Inc.	60,966	2,202,092

Commercial Services & Supplies (1.6%)
Brink’s Co.	58,734	1,580,532
Clean Harbors, Inc.*	28,658	1,612,299
Copart, Inc.*^	86,642	2,877,381
Corrections Corp. of America*	150,101	3,399,788
Deluxe Corp.	67,179	1,148,761
Herman Miller, Inc.^	71,218	1,204,296
HNI Corp.	58,248	1,374,653
Mine Safety Appliances Co.	38,444	1,057,594
Rollins, Inc.	54,753	1,032,094
Waste Connections, Inc.*	103,759	2,994,485

		18,281,883

Construction & Engineering (1.7%)
Aecom Technology Corp.*	142,131	3,857,435
Dycom Industries, Inc.*	51,025	627,607
Granite Construction, Inc.	42,793	1,324,015
KBR, Inc.	206,644	4,812,739
Shaw Group, Inc.*	107,639	3,454,136
URS Corp.*	109,661	4,786,703

		18,862,635

Electrical Equipment (1.6%)
AMETEK, Inc.	138,516	4,835,593
Hubbell, Inc., Class B	72,814	3,058,188
Roper Industries, Inc.	116,940	5,961,601
Thomas & Betts Corp.*	68,733	2,067,489
Woodward Governor Co.	71,295	1,729,617

		17,652,488

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	79,295	2,688,893

Machinery (5.1%)
AGCO Corp.*	120,742	3,336,102
Bucyrus International, Inc.	96,967	3,453,965
Crane Co.	61,510	1,587,573
Donaldson Co., Inc.	99,663	3,451,330
Federal Signal Corp.	61,510	442,257
Graco, Inc.	77,275	2,153,654
Harsco Corp.	103,412	3,661,819
IDEX Corp.	104,100	2,909,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Joy Global, Inc.	131,746	$6,447,649
Kennametal, Inc.	103,603	2,549,670
Lincoln Electric Holdings, Inc.	55,297	2,623,843
Nordson Corp.	43,803	2,456,910
Oshkosh Corp.	114,321	3,535,949
Pentair, Inc.	126,666	3,739,180
SPX Corp.	63,766	3,906,943
Terex Corp.*	139,484	2,891,503
Timken Co.	102,293	2,396,725
Trinity Industries, Inc.^	103,370	1,776,930
Valmont Industries, Inc.	25,723	2,191,085
Wabtec Corp.	61,263	2,299,200

		57,811,882

Marine (0.4%)
Alexander & Baldwin, Inc.	53,744	1,724,645
Kirby Corp.*	70,208	2,585,059

		4,309,704

Professional Services (1.4%)
Corporate Executive Board Co.	45,356	1,129,364
FTI Consulting, Inc.*	67,102	2,859,216
Kelly Services, Inc., Class A	35,570	437,511
Korn/Ferry International*	57,238	835,103
Manpower, Inc.	100,916	5,722,946
MPS Group, Inc.*	118,049	1,241,876
Navigant Consulting, Inc.*	61,355	828,293
Watson Wyatt Worldwide, Inc., Class A	55,297	2,408,737

		15,463,046

Road & Rail (1.1%)
Con-way, Inc.	62,053	2,377,871
J.B. Hunt Transport Services, Inc.	112,742	3,622,400
Kansas City Southern*	120,456	3,190,879
Landstar System, Inc.	67,179	2,556,833
Werner Enterprises, Inc.	55,763	1,038,865

		12,786,848

Trading Companies & Distributors (0.4%)
GATX Corp.	59,232	1,655,534
MSC Industrial Direct Co., Class A^	56,469	2,460,919
United Rentals, Inc.*	77,508	798,333

		4,914,786

Total Industrials		164,716,922

Information Technology (14.9%)
Communications Equipment (2.0%)
3Com Corp.*^	502,870	2,630,010
ADC Telecommunications, Inc.*^	125,504	1,046,703
ADTRAN, Inc.^	71,373	1,752,207
Avocent Corp.*	57,258	1,160,620
CommScope, Inc.*	121,544	3,637,812
F5 Networks, Inc.*	102,205	4,050,384
Palm, Inc.*^	206,686	3,602,537
Plantronics, Inc.	63,840	1,711,551
Polycom, Inc.*	108,729	2,908,501

		22,500,325

Computers & Peripherals (0.5%)
Diebold, Inc.	85,583	2,818,248
Imation Corp.	39,220	363,570
NCR Corp.*	205,498	2,839,982

		6,021,800

Electronic Equipment, Instruments & Components (2.3%)
Arrow Electronics, Inc.*	154,125	4,338,619
Avnet, Inc.*	194,596	5,053,658
Ingram Micro, Inc., Class A*	212,099	3,573,868
Itron, Inc.*^	51,802	$3,322,580
National Instruments Corp.^	72,227	1,995,632
Tech Data Corp.*	65,781	2,737,147
Trimble Navigation Ltd.*^	154,514	3,694,430
Vishay Intertechnology, Inc.*	240,793	1,902,265

		26,618,199

Internet Software & Services (0.7%)
Digital River, Inc.*	48,851	1,969,672
Equinix, Inc.*^	49,472	4,551,424
ValueClick, Inc.*	113,700	1,499,703

		8,020,799

IT Services (3.5%)
Acxiom Corp.*	101,571	960,862
Alliance Data Systems Corp.*^	68,409	4,178,422
Broadridge Financial Solutions, Inc.	179,451	3,606,965
DST Systems, Inc.*	50,567	2,265,402
Gartner, Inc.*	78,285	1,430,267
Global Payments, Inc.	103,705	4,843,023
Hewitt Associates, Inc., Class A*	106,651	3,885,296
Lender Processing Services, Inc.	123,795	4,725,255
ManTech International Corp., Class A*	27,338	1,289,260
Metavante Technologies, Inc.*	115,949	3,997,921
NeuStar, Inc., Class A*	94,206	2,129,056
SAIC, Inc.*	268,327	4,706,455
SRA International, Inc., Class A*	55,374	1,195,525

		39,213,709

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*^	77,353	2,005,763

Semiconductors & Semiconductor Equipment (2.3%)
Atmel Corp.*	589,853	2,471,484
Cree, Inc.*	130,362	4,790,803
Fairchild Semiconductor International, Inc.*^	162,394	1,661,291
Integrated Device Technology, Inc.*	214,041	1,446,917
International Rectifier Corp.*	93,740	1,826,993
Intersil Corp., Class A	160,142	2,451,774
Lam Research Corp.*	163,066	5,570,335
RF Micro Devices, Inc.*^	342,030	1,857,223
Semtech Corp.*	78,440	1,334,264
Silicon Laboratories, Inc.*	58,093	2,693,191

		26,104,275

Software (3.4%)
ACI Worldwide, Inc.*	45,356	686,236
Advent Software, Inc.*^	20,271	815,908
ANSYS, Inc.*	114,168	4,277,875
Cadence Design Systems, Inc.*	343,350	2,520,189
FactSet Research Systems, Inc.^	54,442	3,606,238
Fair Isaac Corp.^	63,684	1,368,569
Informatica Corp.*	114,865	2,593,652
Jack Henry & Associates, Inc.	108,738	2,552,081
Mentor Graphics Corp.*	119,447	1,112,052
Micros Systems, Inc.*	103,268	3,117,661
Parametric Technology Corp.*	149,968	2,072,558
Quest Software, Inc.*	80,460	1,355,751
Rovi Corp.*	130,944	4,399,718
Sybase, Inc.*	104,263	4,055,831
Synopsys, Inc.*	188,334	4,222,448

		38,756,767

Total Information Technology		169,241,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (6.6%)
Chemicals (3.2%)
Albemarle Corp.	117,868	$4,078,233
Ashland, Inc.	95,829	4,141,729
Cabot Corp.	84,964	1,963,518
Cytec Industries, Inc.	61,199	1,987,131
Lubrizol Corp.	87,136	6,226,739
Minerals Technologies, Inc.	24,154	1,148,764
Olin Corp.	100,397	1,750,924
RPM International, Inc.	166,666	3,081,654
Scotts Miracle-Gro Co., Class A	57,005	2,448,365
Sensient Technologies Corp.^	62,908	1,746,955
Terra Industries, Inc.	129,776	4,499,334
Valspar Corp.	129,931	3,574,402

		36,647,748

Construction Materials (0.5%)
Martin Marietta Materials, Inc.	57,348	5,280,030

Containers & Packaging (1.2%)
AptarGroup, Inc.	87,180	3,257,045
Greif, Inc., Class A	44,090	2,427,154
Packaging Corp. of America	133,115	2,715,546
Sonoco Products Co.	128,618	3,542,140
Temple-Inland, Inc.	138,241	2,269,917

		14,211,802

Metals & Mining (1.6%)
Carpenter Technology Corp.	57,238	1,338,797
Cliffs Natural Resources, Inc.	168,748	5,460,685
Commercial Metals Co.	145,775	2,609,373
Reliance Steel & Aluminum Co.	82,299	3,502,645
Steel Dynamics, Inc.	277,085	4,250,484
Worthington Industries, Inc.	77,819	1,081,684

		18,243,668

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*^	133,692	891,726

Total Materials		75,274,974

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	279,666	978,831

Wireless Telecommunication Services (0.5%)
Syniverse Holdings, Inc.*	88,556	1,549,730
Telephone & Data Systems, Inc.	122,207	3,789,639

		5,339,369

Total Telecommunication Services		6,318,200

Utilities (5.9%)
Electric Utilities (1.8%)
Cleco Corp.^	79,372	1,990,650
DPL, Inc.	150,993	3,940,917
Great Plains Energy, Inc.	175,986	3,158,949
Hawaiian Electric Industries, Inc.	117,893	2,136,221
IDACORP, Inc.	60,662	1,746,459
NV Energy, Inc.	302,180	3,502,266
PNM Resources, Inc.	112,379	1,312,587
Westar Energy, Inc.	140,959	2,750,110

		20,538,159

Gas Utilities (2.0%)
AGL Resources, Inc.^	99,778	3,519,170
Energen Corp.^	92,395	3,982,224
National Fuel Gas Co.	103,603	4,746,053
ONEOK, Inc.	135,775	$4,972,081
UGI Corp.	141,460	3,544,988
WGL Holdings, Inc.	65,937	2,185,152

		22,949,668

Multi-Utilities (1.8%)
Alliant Energy Corp.	142,795	3,976,841
Black Hills Corp.	50,249	1,264,767
MDU Resources Group, Inc.^	237,115	4,943,848
NSTAR	137,539	4,376,491
OGE Energy Corp.	125,479	4,150,845
Vectren Corp.	106,399	2,451,433

		21,164,225

Water Utilities (0.3%)
Aqua America, Inc.^	176,366	3,111,096

Total Utilities		67,763,148

Total Common Stocks (97.8%) (Cost $794,075,525)		1,113,622,510

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.3%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$3,155,000	3,154,602

Short-Term Investments of Cash Collateral for Securities Loaned (3.0%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	21,948,523	21,948,523
MassMutual Global Funding II
0.40%, 3/26/10 (l)	12,000,000	11,929,452

Total Short-Term Investments of Cash Collateral for Securities Loaned		33,877,975

Time Deposit (1.8%)
JPMorgan Chase Nassau
0.000%, 10/1/09	20,740,569	20,740,569

Total Short-Term Investments (5.1%) (Cost/Amortized Cost $57,843,295)		57,773,146

Total Investments (102.9%) (Cost/Amortized Cost $851,918,820)		1,171,395,656
Other Assets Less Liabilities (-2.9%)		(32,705,914)

Net Assets (100%)		$1,138,689,742

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% – 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% – 7.500%, maturing 12/1/18 to 3/1/48.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	405	December-09	$27,042,926	$27,912,600	$869,674

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$175,123,367	$—	$—	$175,123,367
Consumer Staples	42,418,174	—	—	42,418,174
Energy	72,924,807	—	—	72,924,807
Financials	202,913,768	—	—	202,913,768
Health Care	136,927,513	—	—	136,927,513
Industrials	164,716,922	—	—	164,716,922
Information Technology	169,241,637	—	—	169,241,637
Materials	75,274,974	—	—	75,274,974
Telecommunication Services	6,318,200	—	—	6,318,200
Utilities	67,763,148	—	—	67,763,148
Futures	869,674	—	—	869,674
Short-Term Investments	—	57,773,146	—	57,773,146

Total Asset	$1,114,492,184	$57,773,146	$—	$1,172,265,330

Total Liability	$—	$—	$—	$—

Total	$1,114,492,184	$57,773,146	$—	$1,172,265,330

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$376,000,770
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$429,232,103

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,468,629
Aggregate gross unrealized depreciation	(12,545,684)

Net unrealized appreciation	$309,922,945

Federal income tax cost of investments	$861,472,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009, the Portfolio had loaned securities with a total value of $32,995,040. This was secured by collateral of $33,948,523, which was received as cash and subsequently invested in short-term investments currently valued at $33,877,975, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $381, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $416,590,954 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.4%)
Autoliv, Inc.	76,938	$2,585,117
BorgWarner, Inc.	7,525	227,706
Federal Mogul Corp.*^	13,000	156,910
TRW Automotive Holdings Corp.*	229,360	3,841,780
WABCO Holdings, Inc.	6,513	136,773

		6,948,286

Automobiles (0.3%)
Harley-Davidson, Inc.^	211,391	4,861,993
Thor Industries, Inc.^	15,168	469,450

		5,331,443

Distributors (0.3%)
Genuine Parts Co.	143,198	5,450,116

Diversified Consumer Services (0.2%)
Career Education Corp.*	4,938	120,388
Hillenbrand, Inc.	34,019	692,967
Service Corp. International	227,847	1,597,208
Weight Watchers International, Inc.	26,916	738,575

		3,149,138

Hotels, Restaurants & Leisure (1.4%)
Boyd Gaming Corp.*	49,000	535,570
Choice Hotels International, Inc.	18,400	571,504
International Game Technology	44,389	953,476
International Speedway Corp., Class A	26,797	738,793
Las Vegas Sands Corp.*	64,821	1,091,585
Marriott International, Inc., Class A^	142,551	3,932,982
MGM MIRAGE*	93,895	1,130,496
Penn National Gaming, Inc.*	59,545	1,647,015
Royal Caribbean Cruises Ltd.*^	81,191	1,955,079
Starwood Hotels & Resorts Worldwide, Inc.^	140,294	4,633,911
Thomas Cook Group plc	896,233	3,327,267
Wendy’s/Arby’s Group, Inc., Class A	195,525	924,833
Wyndham Worldwide Corp.	88,690	1,447,421
Wynn Resorts Ltd.*^	60,121	4,261,978

		27,151,910

Household Durables (2.6%)
Black & Decker Corp.	54,387	2,517,574
D.R. Horton, Inc.^	250,447	2,857,600
Fortune Brands, Inc.^	134,871	5,796,756
Garmin Ltd.^	18,232	688,076
Harman International Industries, Inc.	23,312	789,811
Jarden Corp.^	79,601	2,234,400
KB Home^	62,943	1,045,483
Leggett & Platt, Inc.	52,822	1,024,747
Lennar Corp., Class A	134,327	1,914,160
M.D.C. Holdings, Inc.	228,496	7,937,951
Mohawk Industries, Inc.*	50,305	2,399,046
Newell Rubbermaid, Inc.^	210,137	3,297,050
NVR, Inc.*	4,336	2,763,636
Pulte Homes, Inc.	270,473	2,972,498
Toll Brothers, Inc.*^	328,669	6,422,192
Whirlpool Corp.^	66,566	4,656,957

		49,317,937

Internet & Catalog Retail (0.3%)
Expedia, Inc.*	14,730	352,783
Liberty Media Corp., Interactive, Class A*	535,338	$5,872,658

		6,225,441

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	45,055	1,250,276
Mattel, Inc.	259,074	4,782,506

		6,032,782

Media (2.7%)
Cablevision Systems Corp. - New York Group, Class A	211,445	5,021,819
CBS Corp., Class B	545,515	6,573,456
Central European Media Enterprises Ltd., Class A*	30,670	1,050,447
Clear Channel Outdoor Holdings, Inc., Class A*^	36,170	253,190
Discovery Communications, Inc., Class C*	17,611	458,414
DISH Network Corp., Class A*	180,549	3,477,374
DreamWorks Animation SKG, Inc., Class A*	65,466	2,328,626
Gannett Co., Inc.^	208,750	2,611,462
Interactive Data Corp.	17,370	455,268
Interpublic Group of Cos., Inc.*^	432,217	3,250,272
Lamar Advertising Co., Class A*^	50,880	1,396,147
Liberty Global, Inc., Class A*	239,001	5,394,252
Liberty Media Corp., Capital Series, Class A*	71,653	1,498,981
Meredith Corp.	30,253	905,775
New York Times Co., Class A^	86,227	700,163
Regal Entertainment Group, Class A	34,612	426,420
Scripps Networks Interactive, Inc., Class A	31,726	1,172,276
Virgin Media, Inc.^	915,854	12,748,688
Warner Music Group Corp.*	36,600	202,398
Washington Post Co., Class B	5,557	2,601,120

		52,526,548

Multiline Retail (0.9%)
Big Lots, Inc.*	65,443	1,637,384
J.C. Penney Co., Inc.	199,711	6,740,246
Macy’s, Inc.	377,633	6,906,908
Sears Holdings Corp.*^	44,987	2,938,101

		18,222,639

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A^	39,372	1,294,551
American Eagle Outfitters, Inc.	255,700	4,311,102
AutoNation, Inc.*^	58,652	1,060,428
Barnes & Noble, Inc.^	26,278	583,897
CarMax, Inc.*^	57,010	1,191,509
Chico’s FAS, Inc.*	9,842	127,946
Foot Locker, Inc.	77,544	926,651
GameStop Corp., Class A*^	17,819	471,669
Limited Brands, Inc.	77,822	1,322,196
Office Depot, Inc.*	200,430	1,326,847
Penske Automotive Group, Inc.^	21,656	415,362
RadioShack Corp.^	97,074	1,608,516
Ross Stores, Inc.	91,400	4,366,178
Sherwin-Williams Co.	12,828	771,733
Signet Jewelers Ltd.*	77,228	2,033,413
Tiffany & Co.^	9,270	357,173
Williams-Sonoma, Inc.	50,231	1,016,173

		23,185,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.5%)
Phillips-Van Heusen Corp.	16,214	$693,797
Polo Ralph Lauren Corp.^	2,893	221,662
VF Corp.	124,886	9,045,493

		9,960,952

Total Consumer Discretionary		213,502,536

Consumer Staples (5.1%)
Beverages (1.0%)
Brown-Forman Corp., Class B	13,625	656,997
Central European Distribution Corp.*^	45,489	1,490,220
Coca-Cola Enterprises, Inc.	41,272	883,634
Constellation Brands, Inc., Class A*	172,068	2,606,830
Dr. Pepper Snapple Group, Inc.*	227,999	6,554,971
Molson Coors Brewing Co., Class B	108,316	5,272,823
Pepsi Bottling Group, Inc.	25,166	917,049
PepsiAmericas, Inc.	50,830	1,451,705

		19,834,229

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club, Inc.*	40,212	1,456,479
Rite Aid Corp.*	520,200	853,128
Safeway, Inc.	382,460	7,542,111
SUPERVALU, Inc.	191,505	2,884,065
Whole Foods Market, Inc.*	15,740	479,913

		13,215,696

Food Products (3.2%)
BRF - Brasil Foods S.A.*	151,100	4,008,636
BRF - Brasil Foods S.A. (ADR)*^	16,700	889,275
Bunge Ltd.^	172,070	10,773,303
Campbell Soup Co.^	56,763	1,851,609
ConAgra Foods, Inc.	401,639	8,707,534
Corn Products International, Inc.	67,495	1,924,957
Del Monte Foods Co.	179,115	2,074,152
First Pacific Co.	3,650,000	2,444,307
Flowers Foods, Inc.	11,915	313,245
H.J. Heinz Co.	54,068	2,149,203
Hershey Co.	58,045	2,255,629
Hormel Foods Corp.	57,010	2,024,995
J.M. Smucker Co.	106,308	5,635,387
Marfrig Frigorificos e Comercio de Alimentos S.A.*	149,500	1,426,140
Marine Harvest ASA*	1,956,000	1,419,904
Ralcorp Holdings, Inc.*	51,067	2,985,888
Sara Lee Corp.	469,742	5,232,926
Smithfield Foods, Inc.*^	103,239	1,424,698
Tyson Foods, Inc., Class A	272,346	3,439,730

		60,981,518

Household Products (0.1%)
Clorox Co.	14,051	826,480
Energizer Holdings, Inc.*	10,051	666,783

		1,493,263

Personal Products (0.1%)
Alberto-Culver Co.	11,338	313,836
Mead Johnson Nutrition Co., Class A^	15,400	694,694
NBTY, Inc.*	14,853	587,881

		1,596,411

Tobacco (0.0%)
Lorillard, Inc.	17,605	1,308,051

Total Consumer Staples		98,429,168

Energy (7.6%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	7,323	$258,282
BJ Services Co.	262,288	5,096,256
Cie Generale de Geophysique-Veritas (ADR)*^	161,800	3,786,120
ENSCO International, Inc.	91,268	3,882,541
Exterran Holdings, Inc.*^	29,988	711,915
Helix Energy Solutions Group, Inc.*	94,017	1,408,375
Helmerich & Payne, Inc.^	65,641	2,594,789
Nabors Industries Ltd.*	254,122	5,311,150
Oil States International, Inc.*	44,193	1,552,500
Patterson-UTI Energy, Inc.	116,952	1,765,975
Pride International, Inc.*^	83,685	2,547,371
Rowan Cos., Inc.	83,193	1,919,262
SBM Offshore N.V.	117,203	2,492,026
SEACOR Holdings, Inc.*	18,046	1,473,095
Seahawk Drilling, Inc.*^	5,485	170,529
Smith International, Inc.	143,854	4,128,610
Superior Energy Services, Inc.*	69,761	1,571,018
Tidewater, Inc.	46,707	2,199,432
Unit Corp.*	36,404	1,501,665
Weatherford International Ltd.*	30,400	630,192

		45,001,103

Oil, Gas & Consumable Fuels (5.3%)
Arch Coal, Inc.^	145,858	3,227,838
Cabot Oil & Gas Corp.	93,588	3,345,771
Cimarex Energy Co.	74,818	3,241,116
Comstock Resources, Inc.*	38,097	1,526,928
Concho Resources, Inc.*	68,831	2,499,942
Consol Energy, Inc.	84,900	3,829,839
Continental Resources, Inc.*	14,242	557,859
Denbury Resources, Inc.*	224,629	3,398,637
El Paso Corp.	454,494	4,690,378
Encore Acquisition Co.*	47,090	1,761,166
EXCO Resources, Inc.*	14,513	271,248
Forest Oil Corp.*^	62,863	1,230,229
Frontier Oil Corp.	19,989	278,247
Frontline Ltd.^	45,914	1,073,928
Mariner Energy, Inc.*	9,246	131,108
Massey Energy Co.^	15,298	426,661
Murphy Oil Corp.	171,361	9,865,253
Newfield Exploration Co.*	283,431	12,062,823
Noble Energy, Inc.	197,602	13,033,828
Overseas Shipholding Group, Inc.^	20,879	780,248
Pioneer Natural Resources Co.	102,928	3,735,257
Plains Exploration & Production Co.*	57,991	1,604,031
Range Resources Corp.	120,276	5,936,823
SandRidge Energy, Inc.*^	110,824	1,436,279
Southern Union Co.	100,824	2,096,131
Spectra Energy Corp.	579,106	10,968,268
St. Mary Land & Exploration Co.	41,910	1,360,399
Sunoco, Inc.	105,690	3,006,880
Teekay Corp.	21,031	459,948
Tesoro Corp.^	73,186	1,096,326
Whiting Petroleum Corp.*^	45,886	2,642,116

		101,575,505

Total Energy		146,576,608

Financials (24.8%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*^	49,900	3,243,999
Ameriprise Financial, Inc.	402,931	14,638,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Federated Investors, Inc., Class B^	5,266	$138,864
Invesco Ltd.	537,771	12,239,668
Investment Technology Group, Inc.*	35,514	991,551
Janus Capital Group, Inc.	21,283	301,793
Jefferies Group, Inc.*	25,187	685,842
Legg Mason, Inc.^	143,753	4,460,656
Raymond James Financial, Inc.^	88,698	2,064,889
TD Ameritrade Holding Corp.*	248,300	4,871,646

		43,637,391

Commercial Banks (4.1%)
Associated Banc-Corp^	114,852	1,311,610
Bancorpsouth, Inc.^	75,580	1,844,908
Bank of Hawaii Corp.	43,367	1,801,465
BOK Financial Corp.^	11,969	554,404
CapitalSource, Inc.	182,050	790,097
City National Corp./California^	39,040	1,519,827
Comerica, Inc.	242,830	7,204,766
Commerce Bancshares, Inc./Missouri^	35,358	1,316,732
Cullen/Frost Bankers, Inc.^	46,693	2,411,227
Fifth Third Bancorp	714,123	7,234,066
First Citizens BancShares, Inc./North Carolina, Class A	5,434	864,549
First Horizon National Corp.*	195,948	2,592,398
Fulton Financial Corp.^	156,613	1,152,672
Huntington Bancshares, Inc./Ohio	1,141,296	5,375,504
KeyCorp	792,083	5,148,539
M&T Bank Corp.^	80,355	5,007,724
Marshall & Ilsley Corp.	332,932	2,686,761
Popular, Inc.	1,370,108	3,877,406
Regions Financial Corp.^	1,037,179	6,440,882
SunTrust Banks, Inc.	558,997	12,605,382
Synovus Financial Corp.	340,319	1,276,196
TCF Financial Corp.^	116,142	1,514,492
Valley National Bancorp^	128,757	1,582,424
Whitney Holding Corp./Louisiana	60,488	577,056
Wilmington Trust Corp.^	61,537	873,825
Zions Bancorp.^	113,285	2,035,731

		79,600,643

Consumer Finance (0.6%)
AmeriCredit Corp.*^	55,780	880,766
Discover Financial Services	481,002	7,806,663
SLM Corp.*	330,656	2,883,320
Student Loan Corp.	3,300	153,120

		11,723,869

Diversified Financial Services (1.0%)
CIT Group, Inc.^	312,740	378,416
Interactive Brokers Group, Inc., Class A*	36,197	719,234
Leucadia National Corp.*	107,710	2,662,591
NASDAQ OMX Group, Inc.*	67,128	1,413,045
NYSE Euronext	174,180	5,032,060
PHH Corp.*	499,600	9,912,064

		20,117,410

Insurance (8.7%)
Alleghany Corp.*	5,059	1,310,534
Allied World Assurance Co. Holdings Ltd./Bermuda	44,769	2,145,778
American Financial Group, Inc./Ohio	77,932	1,987,266
American International Group, Inc.*	67,441	2,974,822
American National Insurance Co.	14,238	1,213,078
Aon Corp.	248,604	10,115,697
Arch Capital Group Ltd.*	47,278	3,193,156
Arthur J. Gallagher & Co.	6,523	158,965
Aspen Insurance Holdings Ltd.	74,495	$1,971,883
Assurant, Inc.	106,379	3,410,511
Axis Capital Holdings Ltd.	92,313	2,786,006
Brown & Brown, Inc.	27,660	529,966
Cincinnati Financial Corp.	130,677	3,396,295
CNA Financial Corp.*^	12,972	313,144
Endurance Specialty Holdings Ltd.	29,212	1,065,362
Erie Indemnity Co., Class A	7,970	298,556
Everest Reinsurance Group Ltd.	117,749	10,326,587
Fidelity National Financial, Inc., Class A	314,213	4,738,332
First American Corp.^	151,735	4,911,662
Genworth Financial, Inc., Class A	251,836	3,009,440
Hanover Insurance Group, Inc.^	42,404	1,752,557
Hartford Financial Services Group, Inc.	292,255	7,744,757
HCC Insurance Holdings, Inc.	101,493	2,775,834
Lincoln National Corp.	188,190	4,876,003
Markel Corp.*^	8,851	2,919,237
Marsh & McLennan Cos., Inc.	434,036	10,733,710
MBIA, Inc.*^	117,549	912,180
Mercury General Corp.	23,960	866,873
Odyssey Reinsurance Holdings Corp.	11,943	774,026
Old Republic International Corp.	217,436	2,648,370
OneBeacon Insurance Group Ltd., Class A	21,100	289,914
PartnerReinsurance Ltd.	92,418	7,110,641
Platinum Underwriters Holdings Ltd.	130,500	4,677,120
Principal Financial Group, Inc.	123,900	3,393,621
Progressive Corp.*	549,117	9,104,360
Protective Life Corp.	77,655	1,663,370
Reinsurance Group of America, Inc.	219,935	9,809,101
RenaissanceReinsurance Holdings Ltd.	56,231	3,079,210
StanCorp Financial Group, Inc.	44,424	1,793,397
Torchmark Corp.	74,708	3,244,568
Transatlantic Holdings, Inc.	24,361	1,222,191
Unitrin, Inc.	37,342	727,796
Unum Group	645,388	13,837,119
Validus Holdings Ltd.	72,397	1,867,843
W.R. Berkley Corp.	81,850	2,069,168
Wesco Financial Corp.^	1,190	387,345
White Mountains Insurance Group Ltd.	6,964	2,138,018
XL Capital Ltd., Class A	307,235	5,364,323

		167,639,692

Real Estate Investment Trusts (REITs) (6.8%)
Alexandria Real Estate Equities, Inc. (REIT)^	27,679	1,504,354
AMB Property Corp. (REIT)^	132,000	3,029,400
Annaly Capital Management, Inc. (REIT)	488,768	8,866,251
Apartment Investment & Management Co. (REIT), Class A^	104,488	1,541,198
AvalonBay Communities, Inc. (REIT)	71,781	5,220,632
Boston Properties, Inc. (REIT)^	124,449	8,157,632
Brandywine Realty Trust (REIT)^	114,649	1,265,725
BRE Properties, Inc. (REIT)^	46,061	1,441,709
Camden Property Trust (REIT)	60,396	2,433,959
Chimera Investment Corp. (REIT)	2,479,636	9,472,210
Corporate Office Properties Trust/Maryland (REIT)^	51,942	1,915,621
Douglas Emmett, Inc. (REIT)^	110,116	1,352,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Realty Corp. (REIT)	202,510	$2,432,145
Equity Residential (REIT)	245,938	7,550,297
Essex Property Trust, Inc. (REIT)^	24,644	1,961,169
Federal Realty Investment Trust (REIT)^	46,459	2,851,189
HCP, Inc. (REIT)	161,098	4,629,957
Health Care REIT, Inc. (REIT)	50,040	2,082,665
Hospitality Properties Trust (REIT)	110,561	2,252,128
Host Hotels & Resorts, Inc. (REIT)	540,731	6,364,404
HRPT Properties Trust (REIT)^	203,193	1,528,011
Kimco Realty Corp. (REIT)	339,478	4,426,793
Liberty Property Trust (REIT)	100,834	3,280,130
Macerich Co. (REIT)	72,415	2,196,347
Mack-Cali Realty Corp. (REIT)^	70,715	2,286,216
Nationwide Health Properties, Inc. (REIT)	22,844	707,936
Plum Creek Timber Co., Inc. (REIT)^	94,677	2,900,903
ProLogis (REIT)	397,397	4,736,972
Rayonier, Inc. (REIT)	38,516	1,575,690
Realty Income Corp. (REIT)	94,406	2,421,514
Regency Centers Corp. (REIT)	71,830	2,661,301
Senior Housing Properties Trust (REIT)	109,255	2,087,863
SL Green Realty Corp. (REIT)^	69,439	3,044,900
Taubman Centers, Inc. (REIT)^	47,653	1,719,320
UDR, Inc. (REIT)	136,362	2,146,338
Ventas, Inc. (REIT)	141,024	5,429,424
Vornado Realty Trust (REIT)^	137,645	8,865,720
Weingarten Realty Investors (REIT)^	94,609	1,884,611

		130,224,858

Real Estate Management & Development (0.5%)
BR Malls Participacoes S.A.*	248,500	2,934,421
Forest City Enterprises, Inc., Class A^	97,897	1,308,883
Jones Lang LaSalle, Inc.	37,853	1,793,097
Multiplan Empreendimentos Imobiliarios SA	172,000	2,689,320

		8,725,721

Thrifts & Mortgage Finance (0.8%)
Beneficial Mutual Bancorp, Inc.*^	56,306	514,074
First Niagara Financial Group, Inc.	133,564	1,646,844
Hudson City Bancorp, Inc.	188,189	2,474,685
New York Community Bancorp, Inc.^	311,722	3,559,865
People’s United Financial, Inc.	311,339	4,844,435
TFS Financial Corp.	65,389	778,129
Washington Federal, Inc.	100,831	1,700,011

		15,518,043

Total Financials		477,187,627

Health Care (4.3%)
Biotechnology (0.0%)
Theravance, Inc.*^	78,200	1,144,848

Health Care Equipment & Supplies (0.5%)
Cooper Cos., Inc.	40,508	1,204,303
Hill-Rom Holdings, Inc.	33,568	731,111
Hologic, Inc.*	208,863	3,412,821
Inverness Medical Innovations, Inc.*^	39,678	1,536,729
Kinetic Concepts, Inc.*	35,493	1,312,531
Teleflex, Inc.	20,393	985,186

		9,182,681

Health Care Providers & Services (2.0%)
AmerisourceBergen Corp.	233,219	5,219,441
Brookdale Senior Living, Inc.	40,300	730,639
CIGNA Corp.	470,025	$13,203,002
Community Health Systems, Inc.*^	41,047	1,310,631
Coventry Health Care, Inc.*	96,662	1,929,373
Health Net, Inc.*	94,257	1,451,558
Humana, Inc.*	96,933	3,615,601
Laboratory Corp. of America Holdings*	42,900	2,818,530
LifePoint Hospitals, Inc.*^	48,765	1,319,581
Lincare Holdings, Inc.*	11,747	367,094
MEDNAX, Inc.*^	27,700	1,521,284
Omnicare, Inc.	61,032	1,374,440
Tenet Healthcare Corp.*^	137,476	808,359
Universal Health Services, Inc., Class B	38,047	2,356,251

		38,025,784

Health Care Technology (0.1%)
IMS Health, Inc.	127,316	1,954,301

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.*^	19,759	730,688
Life Technologies Corp.*	17,816	829,335
PerkinElmer, Inc.	81,506	1,568,175

		3,128,198

Pharmaceuticals (1.5%)
Endo Pharmaceuticals Holdings, Inc.*	210,812	4,770,675
Forest Laboratories, Inc.*	270,813	7,972,735
Impax Laboratories, Inc.*	646,500	5,650,410
King Pharmaceuticals, Inc.*	575,149	6,194,355
Mylan, Inc.*^	77,574	1,241,960
Watson Pharmaceuticals, Inc.*	95,218	3,488,787

		29,318,922

Total Health Care		82,754,734

Industrials (9.9%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.*^	19,700	1,533,645
BE Aerospace, Inc.*^	43,185	869,746
ITT Corp.	147,220	7,677,523
L-3 Communications Holdings, Inc.	104,630	8,403,881
Spirit AeroSystems Holdings, Inc., Class A*^	63,498	1,146,774
Teledyne Technologies, Inc.*	82,700	2,976,373

		22,607,942

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	6,900	99,912

Airlines (0.6%)
Delta Air Lines, Inc.*^	900,475	8,068,256
Southwest Airlines Co.	457,657	4,393,507

		12,461,763

Building Products (0.2%)
Armstrong World Industries, Inc.*^	10,263	353,663
Masco Corp.	171,925	2,221,271
Owens Corning, Inc.*	42,725	959,176
USG Corp.*	36,598	628,754

		4,162,864

Commercial Services & Supplies (1.4%)
Avery Dennison Corp.	82,282	2,962,975
Cintas Corp.^	97,408	2,952,436
Corrections Corp. of America*	92,444	2,093,857
Covanta Holding Corp.*	116,844	1,986,348
Pitney Bowes, Inc.	186,060	4,623,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
R.R. Donnelley & Sons Co.	280,935	$5,972,678
Republic Services, Inc.	198,188	5,265,855
Waste Connections, Inc.*	19,064	550,187

		26,407,927

Construction & Engineering (0.7%)
KBR, Inc.	144,875	3,374,139
Quanta Services, Inc.*	178,294	3,945,646
Shaw Group, Inc.*	13,910	446,372
URS Corp.*	127,652	5,572,010

		13,338,167

Electrical Equipment (0.9%)
AMETEK, Inc.	115,400	4,028,614
General Cable Corp.*	46,598	1,824,312
Hubbell, Inc., Class B	44,697	1,877,274
Rockwell Automation, Inc.^	115,020	4,899,852
Roper Industries, Inc.	11,515	587,035
Thomas & Betts Corp.*	129,577	3,897,676

		17,114,763

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	39,791	1,349,313
Textron, Inc.^	393,011	7,459,349

		8,808,662

Machinery (3.4%)
AGCO Corp.*	83,545	2,308,348
Barnes Group, Inc.	20,900	357,181
Bucyrus International, Inc.^	52,244	1,860,931
Crane Co.	21,405	552,463
Cummins, Inc.^	121,862	5,460,636
Dover Corp.	123,112	4,771,821
Eaton Corp.	148,677	8,413,631
Gardner Denver, Inc.*	46,602	1,625,478
Graco, Inc.	29,143	812,215
Harsco Corp.	19,343	684,936
IDEX Corp.^	29,579	826,733
Joy Global, Inc.^	11,281	552,092
Kennametal, Inc.	224,639	5,528,366
Lincoln Electric Holdings, Inc.	38,190	1,812,116
Manitowoc Co., Inc.^	116,285	1,101,219
Oshkosh Corp.	80,729	2,496,948
Parker Hannifin Corp.	144,095	7,469,885
Pentair, Inc.	258,499	7,630,891
Snap-On, Inc.	37,267	1,295,401
SPX Corp.	44,326	2,715,854
Stanley Works	71,013	3,031,545
Terex Corp.*^	94,199	1,952,745
Timken Co.	87,787	2,056,849
Trinity Industries, Inc.^	69,952	1,202,475

		66,520,759

Marine (0.1%)
Alexander & Baldwin, Inc.^	36,491	1,170,996
Kirby Corp.*	38,078	1,402,032

		2,573,028

Professional Services (0.3%)
Equifax, Inc.	24,575	716,116
Manpower, Inc.	70,651	4,006,618
Monster Worldwide, Inc.*^	46,673	815,844

		5,538,578

Road & Rail (0.5%)
Con-way, Inc.	60,894	2,333,458
Hertz Global Holdings, Inc.*	166,844	1,806,921
J.B. Hunt Transport Services, Inc.	75,600	2,429,028
Kansas City Southern*^	44,451	1,177,507
Ryder System, Inc.	50,648	$1,978,311

		9,725,225

Trading Companies & Distributors (0.1%)
GATX Corp.	23,965	669,822
WESCO International, Inc.*^	17,872	514,713

		1,184,535

Total Industrials		190,544,125

Information Technology (7.3%)
Communications Equipment (0.6%)
Brocade Communications Systems, Inc.*^	225,220	1,770,229
Ciena Corp.*^	72,098	1,173,755
CommScope, Inc.*	84,668	2,534,113
EchoStar Corp., Class A*	33,733	622,711
Harris Corp.	25,641	964,102
JDS Uniphase Corp.*	373,332	2,654,391
Tellabs, Inc.*	403,482	2,792,096

		12,511,397

Computers & Peripherals (0.8%)
Diebold, Inc.	7,300	240,389
Lexmark International, Inc., Class A*	70,905	1,527,294
NetApp, Inc.*	83,100	2,217,108
SanDisk Corp.*	106,479	2,310,594
Seagate Technology	43,363	659,551
Sun Microsystems, Inc.*	671,730	6,106,026
Teradata Corp.*	28,548	785,641
Western Digital Corp.*	19,724	720,518

		14,567,121

Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	397,730	11,196,100
Avnet, Inc.*	90,897	2,360,595
AVX Corp.	34,100	406,813
Flextronics International Ltd.*	672,881	5,019,692
Ingram Micro, Inc., Class A*	146,336	2,465,762
Itron, Inc.*^	2,495	160,029
Jabil Circuit, Inc.	84,081	1,127,526
Kingboard Laminates Holdings Ltd.	7,525,000	4,845,098
Molex, Inc.	109,113	2,278,279
Tech Data Corp.*	45,099	1,876,569
Vishay Intertechnology, Inc.*	130,993	1,034,845

		32,771,308

Internet Software & Services (0.0%)
IAC/InterActiveCorp*	47,738	963,830

IT Services (1.2%)
Affiliated Computer Services, Inc., Class A*	32,109	1,739,345
Amdocs Ltd.*	149,891	4,029,070
Broadridge Financial Solutions, Inc.	47,374	952,217
CACI International, Inc., Class A*	17,500	827,225
Computer Sciences Corp.*	136,029	7,170,089
Convergys Corp.*	76,047	755,907
DST Systems, Inc.*	4,100	183,680
Fidelity National Information Services, Inc.	107,936	2,753,447
SAIC, Inc.*	48,180	845,077
Total System Services, Inc.^	40,229	648,089
Western Union Co.	121,100	2,291,212

		22,195,358

Office Electronics (0.3%)
Xerox Corp.	779,095	6,030,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Zebra Technologies Corp., Class A*^	4,800	$124,464

		6,154,659

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*^	235,702	1,334,073
Atmel Corp.*^	402,213	1,685,272
Cypress Semiconductor Corp.*^	12,107	125,065
Fairchild Semiconductor International, Inc.*^	110,124	1,126,568
Integrated Device Technology, Inc.*	116,064	784,593
International Rectifier Corp.*	35,669	695,189
Intersil Corp., Class A^	54,863	839,953
KLA-Tencor Corp.	152,582	5,471,591
Linear Technology Corp.^	126,400	3,492,432
LSI Corp.*	585,981	3,217,036
Marvell Technology Group Ltd.*	45,893	743,008
Maxim Integrated Products, Inc.	43,759	793,788
Microchip Technology, Inc.^	14,329	379,718
Micron Technology, Inc.*	626,540	5,137,628
Novellus Systems, Inc.*	34,447	722,698
PMC-Sierra, Inc.*	200,005	1,912,048
Teradyne, Inc.*^	389,900	3,606,575
Varian Semiconductor Equipment Associates, Inc.*^	252,050	8,277,322

		40,344,557

Software (0.6%)
Autodesk, Inc.*	65,778	1,565,516
CA, Inc.	80,396	1,767,908
Compuware Corp.*	215,906	1,582,591
McAfee, Inc.*	91,400	4,002,406
Novell, Inc.*	167,027	753,292
Nuance Communications, Inc.*	17,650	264,044
Rovi Corp.*	27,876	936,634
Synopsys, Inc.*	47,950	1,075,039

		11,947,430

Total Information Technology		141,455,660

Materials (7.0%)
Chemicals (2.4%)
Agrium, Inc. (When Issued)	73,900	3,679,481
Airgas, Inc.	73,450	3,552,777
Albemarle Corp.	77,902	2,695,409
Ashland, Inc.	62,076	2,682,925
Cabot Corp.	58,755	1,357,828
CF Industries Holdings, Inc.	3,500	301,805
Cytec Industries, Inc.^	136,727	4,439,526
Eastman Chemical Co.	65,587	3,511,528
FMC Corp.^	120,166	6,759,337
Huntsman Corp.	144,263	1,314,236
International Flavors & Fragrances, Inc.	3,961	150,241
Intrepid Potash, Inc.*^	2,549	60,131
Lubrizol Corp.	7,607	543,596
Nalco Holding Co.	123,600	2,532,564
PPG Industries, Inc.	147,764	8,601,342
RPM International, Inc.^	54,219	1,002,509
Terra Industries, Inc.	28,300	981,161
Valhi, Inc.^	3,450	41,814
Valspar Corp.^	90,664	2,494,167

		46,702,377

Construction Materials (0.5%)
Martin Marietta Materials, Inc.	24,830	2,286,098
Vulcan Materials Co.	112,247	6,069,195

		8,355,293

Containers & Packaging (1.6%)
AptarGroup, Inc.	61,291	$2,289,832
Ball Corp.	29,390	1,445,988
Bemis Co., Inc.	97,732	2,532,236
Greif, Inc., Class A	99,546	5,480,007
Owens-Illinois, Inc.*	181,565	6,699,748
Packaging Corp. of America	82,397	1,680,899
Pactiv Corp.*	21,372	556,741
Rexam plc	824,138	3,437,621
Sealed Air Corp.	143,340	2,813,764
Sonoco Products Co.	90,269	2,486,008
Temple-Inland, Inc.	96,554	1,585,417

		31,008,261

Metals & Mining (1.5%)
AK Steel Holding Corp.	99,025	1,953,763
Allegheny Technologies, Inc.^	88,558	3,098,645
Carpenter Technology Corp.^	39,042	913,192
Cliffs Natural Resources, Inc.	220,795	7,144,926
Commercial Metals Co.	102,001	1,825,818
Compass Minerals International, Inc.^	13,471	830,083
Reliance Steel & Aluminum Co.^	56,886	2,421,068
Royal Gold, Inc.	22,931	1,045,654
Schnitzer Steel Industries, Inc., Class A	4,009	213,479
Steel Dynamics, Inc.	194,237	2,979,596
Titanium Metals Corp.^	75,924	728,111
United States Steel Corp.^	128,651	5,708,245

		28,862,580

Paper & Forest Products (1.0%)
International Paper Co.	388,065	8,626,685
MeadWestvaco Corp.	154,434	3,445,423
Weyerhaeuser Co.	189,786	6,955,657

		19,027,765

Total Materials		133,956,276

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.0%)
CenturyTel, Inc.	266,404	8,951,174
Frontier Communications Corp.	157,468	1,187,309
Level 3 Communications, Inc.*^	1,474,775	2,049,937
Qwest Communications International, Inc.^	1,322,210	5,037,620
Windstream Corp.	212,058	2,148,148

		19,374,188

Wireless Telecommunication Services (0.7%)
Clearwire Corp., Class A*^	57,440	466,987
Crown Castle International Corp.*^	167,424	5,250,417
Leap Wireless International, Inc.*	12,198	238,471
NII Holdings, Inc.*	141,651	4,246,697
Telephone & Data Systems, Inc.	82,050	2,544,370
U.S. Cellular Corp.*	13,880	542,292

		13,289,234

Total Telecommunication Services		32,663,422

Utilities (9.4%)
Electric Utilities (3.0%)
Allegheny Energy, Inc.	218,830	5,803,372
DPL, Inc.^	91,564	2,389,820
Edison International	292,531	9,823,191
Great Plains Energy, Inc.^	122,196	2,193,418
Hawaiian Electric Industries, Inc.^	82,150	1,488,558
Northeast Utilities	467,439	11,097,002
NV Energy, Inc.	663,937	7,695,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pepco Holdings, Inc.	198,735	$2,957,177
Pinnacle West Capital Corp.	91,282	2,995,875
Progress Energy, Inc.	250,524	9,785,468
Westar Energy, Inc.	98,542	1,922,554

		58,151,465

Gas Utilities (1.4%)
AGL Resources, Inc.	69,773	2,460,894
Atmos Energy Corp.	83,289	2,347,084
Energen Corp.	64,747	2,790,596
National Fuel Gas Co.^	63,911	2,927,763
ONEOK, Inc.	95,116	3,483,148
Questar Corp.	156,333	5,871,867
UGI Corp.	246,490	6,177,039

		26,058,391

Independent Power Producers & Energy Traders (0.8%)
AES Corp.*	116,109	1,720,735
Calpine Corp.*	137,116	1,579,576
Constellation Energy Group, Inc.	25,402	822,263
Dynegy, Inc., Class A*	445,229	1,135,334
Mirant Corp.*	130,467	2,143,573
NRG Energy, Inc.*	238,246	6,716,155
RRI Energy, Inc.*	314,639	2,246,523

		16,364,159

Multi-Utilities (4.0%)
Alliant Energy Corp.	100,074	2,787,061
Ameren Corp.	212,279	5,366,413
CenterPoint Energy, Inc.	49,843	619,549
CMS Energy Corp.^	204,901	2,745,674
Consolidated Edison, Inc.	246,396	10,087,452
DTE Energy Co.	147,113	5,169,551
Integrys Energy Group, Inc.	53,490	1,919,756
MDU Resources Group, Inc.	166,138	3,463,977
NiSource, Inc.	247,953	3,444,067
NSTAR	96,549	3,072,189
OGE Energy Corp.	86,796	2,871,212
SCANA Corp.^	109,896	3,835,370
Sempra Energy	219,393	10,927,965
TECO Energy, Inc.	192,412	2,709,161
Vectren Corp.^	73,460	1,692,518
Wisconsin Energy Corp.	203,494	9,191,824
Xcel Energy, Inc.	409,199	7,872,989

		77,776,728

Water Utilities (0.2%)
American Water Works Co., Inc.	48,971	976,482
Aqua America, Inc.^	122,840	2,166,897

		3,143,379

Total Utilities		181,494,122

Total Common Stocks (88.2%) (Cost $1,844,674,873)		1,698,564,278

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.7%)
iShares Morningstar Mid Core Index Fund	32,066	2,066,654
iShares Morningstar Mid Growth Index Fund	42,930	3,025,706
iShares Morningstar Mid Value Index Fund	294,737	18,256,010
iShares Russell Midcap Growth Index Fund^	20,254	861,403
iShares Russell Midcap Index Fund	23,905	$1,870,088
iShares Russell Midcap Value Index Fund	4,129,975	146,283,714
iShares S&P MidCap 400 Growth Index Fund	13,800	1,017,750
iShares S&P MidCap 400 Index Fund	12,855	886,352
iShares S&P MidCap 400/BARRA Value Index Fund^	499,321	31,482,189
SPDR Dow Jones Mid Cap Value ETF	24,094	1,056,763

Total Investment Companies (10.7%) (Cost $233,717,394)		206,806,629

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.06%, 12/10/09 #(p)	$1,412,000	1,411,822

Short-Term Investments of Cash Collateral for Securities Loaned (2.5%)
Calyon/New York
0.41%, 7/2/10 (l)	9,998,135	9,861,731
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	28,475,009	28,475,009
MassMutual Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,941,210

Total Short-Term Investments of Cash Collateral for Securities Loaned		48,277,950

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 10/1/09	16,740,029	16,740,029

Total Short-Term Investments (3.5%) (Cost/Amortized Cost $66,624,816)		66,429,801

Total Investments (102.4%) (Cost/Amortized Cost $2,145,017,083)		1,971,800,708
Other Assets Less Liabilities (-2.4%)		(46,852,714)

Net Assets (100%)		$1,924,947,994

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% – 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% – 7.500%, maturing 12/1/18 to 3/1/48.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	223	December-09	$14,890,303	$15,369,160	$478,857

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$210,175,269	$3,327,267	$—	$213,502,536
Consumer Staples	94,564,957	3,864,211	—	98,429,168
Energy	144,084,582	2,492,026	—	146,576,608
Financials	477,187,627	—	—	477,187,627
Health Care	82,754,734	—	—	82,754,734
Industrials	190,544,125	—	—	190,544,125
Information Technology	136,610,562	4,845,098	—	141,455,660
Materials	130,518,655	3,437,621	—	133,956,276
Telecommunication Services	32,663,422	—	—	32,663,422
Utilities	181,494,122	—	—	181,494,122
Futures	478,857	—	—	478,857
Investment Companies
Exchange Traded Funds (ETFs)	206,806,629	—	—	206,806,629
Short-Term Investments	—	66,429,801	—	66,429,801

Total Asset	$1,887,883,541	$84,396,024	$—	$1,972,279,565

Total Liability	$—	$—	$—	$—

Total	$1,887,883,541	$84,396,024	$—	$1,972,279,565

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,624,019,193
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,757,752,581

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,069,960
Aggregate gross unrealized depreciation	(261,240,797)

Net unrealized depreciation	$(195,170,837)

Federal income tax cost of investments	$2,166,971,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009, the Portfolio had loaned securities with a total value of $46,882,960. This was secured by collateral of $48,473,144, which was received as cash and subsequently invested in short-term investments currently valued at $48,277,950, as reported in the portfolio of investments.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $2,975 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $146,279,123 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (13.9%)
Banco Bilbao Vizcaya Argentaria S.A./New York
0.31%, 11/12/09	$25,000,000	$25,000,146
Bank of America N.A.
0.32%, 11/2/09	25,000,000	25,000,000
Bank of Montreal
0.25%, 12/10/09	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.30%, 10/30/09	25,000,000	25,000,000
Canadian Imperial Bank of Commerce/New York
0.28%, 10/30/09	25,000,000	25,000,000
Citibank N.A.
0.29%, 11/23/09	25,000,000	25,000,000
Credit Industriel et Commercial/New York
0.45%, 10/29/09	25,000,000	25,000,000
Lloyds TSB Bank plc
0.31%, 11/25/09	25,000,000	25,000,000
Societe Generale/New York
0.28%, 11/23/09	25,000,000	25,000,000
State Street Bank and Trust Co.
0.29%, 10/22/09	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp./New York
0.38%, 10/21/09	25,000,000	25,000,416
Svenska Handelsbanken/New York
0.28%, 10/22/09	25,000,000	25,000,291

Total Certificates of Deposit		300,000,853

Commercial Paper (56.0%)
Abbey National North America LLC
0.00%, 10/1/09(p)	60,000,000	60,000,000
ANZ National Int’l Ltd./London
0.24%, 12/7/09(n)(p)	25,000,000	24,988,833
Atlantic Asset Securitization Corp.
0.27%, 10/27/09(n)(p)	25,000,000	24,994,944
Bank of Nova Scotia
0.22%, 12/8/09(p)	25,000,000	24,989,611
Barclays U.S. Funding LLC
0.31%, 10/30/09(p)	25,000,000	24,993,556
Bryant Park Funding LLC
0.29%, 10/21/09(n)(p)	25,066,000	25,061,822
Cafco LLC
0.30%, 12/1/09(n)(p)	25,000,000	24,987,292
Calyon North America, Inc.
0.00%, 10/1/09(p)	60,000,000	60,000,000
Cancara Asset Securitisation LLC
0.32%, 12/16/09(n)(p)	25,000,000	24,983,111
CBA Delaware Finance, Inc.
0.23%, 11/30/09(p)	25,000,000	24,990,417
CHARTA LLC
0.30%, 12/1/09(n)(p)	25,000,000	24,987,292
Ciesco LLC
0.32%, 10/26/09(n)(p)	25,000,000	24,994,271
CRC Funding LLC
0.30%, 12/1/09(n)(p)	25,000,000	24,987,292
Danske Corp.
0.25%, 12/1/09(n)(p)	25,000,000	24,989,410
DnB NOR Bank ASA
0.23%, 12/4/09(n)(p)	25,000,000	24,989,778
Edison Asset Securitization LLC
0.32%, 10/27/09(n)(p)	25,000,000	24,994,042
Fairway Finance Corp.
0.24%, 12/16/09(n)(p)	25,000,000	24,987,333
Gemini Securitization Corp. LLC
0.29%, 11/2/09(n)(p)	$25,000,000	$24,993,333
General Electric Capital Services, Inc.
0.30%, 10/27/09(p)	25,000,000	24,994,403
General Electric Co.
0.00%, 10/1/09(p)	60,000,000	60,000,000
Gotham Funding Corp.
0.32%, 10/22/09(n)(p)	26,000,000	25,994,995
Govco LLC
0.27%, 12/17/09(n)(p)	25,000,000	24,985,562
HSBC USA, Inc.
0.00%, 10/1/09(p)	60,000,000	60,000,000
ING U.S. Funding LLC
0.25%, 12/1/09(p)	25,000,000	24,989,410
Intesa Funding LLC
0.21%, 12/11/09(p)	25,000,000	24,989,646
National Australia Funding Delaware, Inc.
0.24%, 11/17/09(n)(p)	25,000,000	24,992,167
Natixis Commercial Paper
0.32%, 12/10/09(n)(p)	25,000,000	24,984,444
Nestle Capital Corp.
0.19%, 10/27/09(p)	25,000,000	24,996,389
Nordea North America, Inc.
0.22%, 12/3/09(p)	25,000,000	24,990,375
Rabobank USA Financial Corp.
0.00%, 10/1/09(p)	60,000,000	60,000,000
0.23%, 12/7/09(p)	25,000,000	24,989,299
Royal Bank of Canada
0.19%, 12/21/09(p)	25,000,000	24,989,312
Royal Bank of Scotland Group plc
0.41%, 11/24/09(n)(p)	25,000,000	24,984,250
Societe Generale North America, Inc.
0.00%, 10/1/09(p)	60,000,000	60,000,000
UBS Finance Delaware LLC
0.00%, 10/1/09(p)	70,000,000	70,000,000
UniCredit Delaware, Inc.
0.26%, 10/26/09(n)(p)	25,000,000	24,995,312
Westpac Securities NZ Ltd.
0.25%, 12/4/09(n)(p)	25,000,000	24,988,889
Windmill Funding Corp.
0.31%, 10/26/09(n)(p)	25,000,000	24,994,444

Total Commercial Paper		1,205,771,234

Government Securities (21.6%)
Federal Home Loan Bank
0.00%, 10/1/09(o)(p)	115,000,000	115,000,000
Federal Home Loan Mortgage Corp.
0.18%, 11/16/09(o)(p)	100,000,000	99,977,000
Federal National Mortgage Association
0.24%, 12/21/09(o)(p)	100,000,000	99,946,000
U.S. Treasury Bills
0.26%, 2/11/10(p)	150,000,000	149,853,146

Total Government Securities		464,776,146

Time Deposits (8.5%)
Branch Banking and Trust Co.
0.04%, 10/1/09	60,000,000	60,000,000
JPMorgan Chase Nassau
0.000%, 10/1/09	1,960,442	1,960,442
State Street Bank and Trust Co.
0.10%, 10/1/09	60,000,000	60,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Bank
0.04%, 10/1/09	$60,000,000	$60,000,000

Total Time Deposits		181,960,442

Total Investments (100.0%) (Amortized Cost $2,152,508,675)		2,152,508,675
Other Assets Less Liabilities (0.0%)		(386,879)

Net Assets (100%)		$2,152,121,796

Federal Income Tax Cost of Investments		$2,152,508,675

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2009.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Short-Term Investments	$—	$2,152,508,675	$—	$2,152,508,675

Total Asset	$—	$2,152,508,675	$—	$2,152,508,675

Total Liability	$—	$—	$—	$—

Total	$—	$2,152,508,675	$—	$2,152,508,675

The Portfolio has a net capital loss carryforward of $68,001 which expires in the year 2009.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Hotels, Restaurants & Leisure (3.6%)
McDonald’s Corp.	220,208	$12,567,271

Media (1.5%)
Walt Disney Co.	198,500	5,450,810

Specialty Retail (1.8%)
TJX Cos., Inc.	170,900	6,348,935

Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc., Class B	125,100	8,093,970

Total Consumer Discretionary		32,460,986

Consumer Staples (20.5%)
Beverages (7.6%)
Coca-Cola Co.	291,000	15,626,700
PepsiCo, Inc.	195,740	11,482,108

		27,108,808

Food & Staples Retailing (8.2%)
Costco Wholesale Corp.	187,000	10,558,020
CVS Caremark Corp.	156,200	5,582,588
Wal-Mart Stores, Inc.	265,450	13,030,941

		29,171,549

Household Products (4.7%)
Colgate-Palmolive Co.	120,653	9,203,411
Procter & Gamble Co.	128,696	7,454,072

		16,657,483

Total Consumer Staples		72,937,840

Energy (10.1%)
Energy Equipment & Services (7.0%)
Cameron International Corp.*	261,300	9,882,366
Schlumberger Ltd.	252,152	15,028,259

		24,910,625

Oil, Gas & Consumable Fuels (3.1%)
Occidental Petroleum Corp.	138,900	10,889,760

Total Energy		35,800,385

Financials (6.5%)
Capital Markets (4.1%)
Charles Schwab Corp.	770,000	14,745,500

Diversified Financial Services (2.4%)
JPMorgan Chase & Co.	193,000	8,457,260

Total Financials		23,202,760

Health Care (15.5%)
Biotechnology (3.2%)
Gilead Sciences, Inc.*	243,000	11,318,940

Health Care Equipment & Supplies (1.5%)
Stryker Corp.	118,300	5,374,369

Pharmaceuticals (10.8%)
Abbott Laboratories, Inc.	284,150	14,056,901
Allergan, Inc.	159,900	9,075,924
Schering-Plough Corp.	536,800	$15,164,600

		38,297,425

Total Health Care		54,990,734

Industrials (6.7%)
Construction & Engineering (1.8%)
Fluor Corp.	128,100	6,513,885

Electrical Equipment (1.1%)
Emerson Electric Co.	97,500	3,907,800

Industrial Conglomerates (2.5%)
3M Co.	119,300	8,804,340

Road & Rail (1.3%)
Burlington Northern Santa Fe Corp.	58,500	4,670,055

Total Industrials		23,896,080

Information Technology (27.5%)
Communications Equipment (9.7%)
Juniper Networks, Inc.*	310,300	8,384,306
QUALCOMM, Inc.	339,700	15,279,706
Research In Motion Ltd.*	161,800	10,929,590

		34,593,602

Computers & Peripherals (9.4%)
Apple, Inc.*	91,300	16,924,281
Hewlett-Packard Co.	347,500	16,405,475

		33,329,756

Internet Software & Services (4.5%)
Google, Inc., Class A*	31,930	15,832,490

IT Services (3.9%)
Visa, Inc., Class A	199,600	13,794,356

Total Information Technology		97,550,204

Materials (0.9%)
Chemicals (0.9%)
Monsanto Co.	42,600	3,297,240

Total Materials		3,297,240

Total Common Stocks (96.9%) (Cost $325,820,003)		344,136,229

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $9,282,149)	$9,282,149	9,282,149

Total Investments (99.5%) (Cost/Amortized Cost $335,102,152)		353,418,378
Other Assets Less Liabilities (0.5%)		1,783,098

Net Assets (100%)		$355,201,476

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$32,460,986	$—	$—	$32,460,986
Consumer Staples	72,937,840	—	—	72,937,840
Energy	35,800,385	—	—	35,800,385
Financials	23,202,760	—	—	23,202,760
Health Care	54,990,734	—	—	54,990,734
Industrials	23,896,080	—	—	23,896,080
Information Technology	97,550,204	—	—	97,550,204
Materials	3,297,240	—	—	3,297,240
Short-Term Investments	—	9,282,149	—	9,282,149

Total Asset	$344,136,229	$9,282,149	$—	$353,418,378

Total Liability	$—	$—	$—	$—

Total	$344,136,229	$9,282,149	$—	$353,418,378

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$97,606,230
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$112,994,349

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,220,889
Aggregate gross unrealized depreciation	(10,457,299)

Net unrealized appreciation	$15,763,590

Federal income tax cost of investments	$337,654,788

The Portfolio has a net capital loss carryforward of $44,949,111 of which $2,496,503 expires in the year 2009, $31,864,645 expires in the year 2010, $10,247,355 expires in the year 2011, and $340,608 expires in the year 2012.

Included in the capital loss carryforward is $2,837,111 of lossess acquired from the EQ/Enterprise Multi-Cap Growth portfolio, as a result of tax- free reorganizations during the years ended 2003 and 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available to use.

For the nine months ended September 30, 2009, the Portfolio incurred approximately $5,488 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.8%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	32,125	$547,089
International Automotive Components Group North America LLC(b)*†	92,290	789
International Automotive Components Group North America LLC (ADR)(b)*†	1,598	5,308
Johnson Controls, Inc.	21,700	554,651

		1,107,837

Automobiles (0.4%)
Daimler AG	34,729	1,748,486
Ford Motor Co.*	118,000	850,780
Harley-Davidson, Inc.	8,500	195,500

		2,794,766

Distributors (0.0%)
Genuine Parts Co.	5,800	220,748

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	4,400	324,148
DeVry, Inc.	2,300	127,236
H&R Block, Inc.	54,236	996,857
Hillenbrand, Inc.	41,050	836,189

		2,284,430

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	15,900	529,152
Darden Restaurants, Inc.	5,000	170,650
GHCP Harrah’s Investment LP(b)*†	173,925	—
International Game Technology	10,800	231,984
Marriott International, Inc., Class A	9,579	264,285
McDonald’s Corp.	39,600	2,259,972
Starbucks Corp.*	26,700	551,355
Starwood Hotels & Resorts Worldwide, Inc.	6,600	217,998
Thomas Cook Group plc	65,185	241,999
Wyndham Worldwide Corp.	6,400	104,448
Wynn Resorts Ltd.*	2,400	170,136
Yum! Brands, Inc.	16,800	567,168

		5,309,147

Household Durables (0.2%)
Black & Decker Corp.	2,200	101,838
D.R. Horton, Inc.	10,000	114,100
Fortune Brands, Inc.	5,500	236,390
Harman International Industries, Inc.	2,200	74,536
KB Home	2,700	44,847
Leggett & Platt, Inc.	5,700	110,580
Lennar Corp., Class A	5,100	72,675
Newell Rubbermaid, Inc.	10,100	158,469
Pulte Homes, Inc.	12,285	135,012
Whirlpool Corp.	2,700	188,892

		1,237,339

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	11,900	1,110,984
Expedia, Inc.*	7,600	182,020

		1,293,004

Leisure Equipment & Products (1.1%)
Eastman Kodak Co.	188,527	901,159
Hasbro, Inc.	4,500	124,875
Mattel, Inc.	357,360	$6,596,866

		7,622,900

Media (4.2%)
CBS Corp., Class B	24,700	297,635
Comcast Corp., Class A	446,528	7,264,491
DIRECTV Group, Inc.*	16,900	466,102
Gannett Co., Inc.	8,400	105,084
Historic TW, Inc.	43,500	1,251,930
Interpublic Group of Cos., Inc.*	17,200	129,344
McGraw-Hill Cos., Inc.	11,500	289,110
Meredith Corp.	1,300	38,922
New York Times Co., Class A	4,300	34,916
News Corp., Class A	714,056	8,561,531
Omnicom Group, Inc.	11,300	417,422
Reed Elsevier plc	69,358	519,085
Scripps Networks Interactive, Inc., Class A	3,300	121,935
Time Warner Cable, Inc.	48,174	2,075,818
Viacom, Inc., Class B*	22,000	616,880
Virgin Media, Inc.	423,187	5,890,763
Walt Disney Co.	67,600	1,856,296
Washington Post Co., Class B	200	93,616

		30,030,880

Multiline Retail (0.4%)
Big Lots, Inc.*	3,000	75,060
Family Dollar Stores, Inc.	5,100	134,640
J.C. Penney Co., Inc.	8,600	290,250
Kohl’s Corp.*	11,000	627,550
Macy’s, Inc.	15,100	276,179
Nordstrom, Inc.	5,800	177,132
Sears Holdings Corp.*	2,000	130,620
Target Corp.	26,900	1,255,692

		2,967,123

Specialty Retail (0.9%)
Abercrombie & Fitch Co., Class A	3,200	105,216
AutoNation, Inc.*	3,900	70,512
AutoZone, Inc.*	1,300	190,086
Bed Bath & Beyond, Inc.*	9,500	356,630
Best Buy Co., Inc.	12,300	461,496
GameStop Corp., Class A*	6,000	158,820
Gap, Inc.	17,000	363,800
Home Depot, Inc.	61,800	1,646,352
Limited Brands, Inc.	9,800	166,502
Lowe’s Cos., Inc.	53,600	1,122,384
Office Depot, Inc.*	10,000	66,200
O’Reilly Automotive, Inc.*	4,900	177,086
RadioShack Corp.	4,600	76,222
Sherwin-Williams Co.	3,600	216,576
Staples, Inc.	26,000	603,720
Tiffany & Co.	4,500	173,385
TJX Cos., Inc.	15,200	564,680

		6,519,667

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	11,700	385,164
NIKE, Inc., Class B	14,100	912,270
Polo Ralph Lauren Corp.	2,100	160,902
VF Corp.	3,200	231,776

		1,690,112

Total Consumer Discretionary		63,077,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (19.2%)
Beverages (4.0%)
Brown-Forman Corp., Class B	28,593	$1,378,754
Carlsberg A/S, Class B	24,205	1,753,382
Coca-Cola Co.	84,100	4,516,170
Coca-Cola Enterprises, Inc.	11,600	248,356
Constellation Brands, Inc., Class A*	7,100	107,565
Dr. Pepper Snapple Group, Inc.*	233,982	6,726,983
Lion Nathan Ltd.	77,511	782,953
Molson Coors Brewing Co., Class B	5,500	267,740
Pepsi Bottling Group, Inc.	102,240	3,725,626
PepsiAmericas, Inc.	35,988	1,027,817
PepsiCo, Inc.	56,800	3,331,888
Pernod-Ricard S.A.	61,848	4,911,721

		28,778,955

Food & Staples Retailing (4.3%)
Carrefour S.A.	79,585	3,610,282
Costco Wholesale Corp.	15,800	892,068
CVS Caremark Corp.	321,388	11,486,408
Kroger Co.	226,724	4,679,583
Safeway, Inc.	15,600	307,632
SUPERVALU, Inc.	145,731	2,194,709
Sysco Corp.	21,500	534,275
Walgreen Co.	36,000	1,348,920
Wal-Mart Stores, Inc.	119,048	5,844,066
Whole Foods Market, Inc.*	5,100	155,499

		31,053,442

Food Products (3.9%)
Archer-Daniels-Midland Co.	23,500	686,670
Cadbury plc	387,783	4,976,475
Campbell Soup Co.	7,500	244,650
ConAgra Foods, Inc.	16,300	353,384
Danone S.A.	34,254	2,064,172
Dean Foods Co.*	6,400	113,856
General Mills, Inc.	54,848	3,531,114
H.J. Heinz Co.	11,500	457,125
Hershey Co.	6,100	237,046
Hormel Foods Corp.	2,600	92,352
J.M. Smucker Co.	4,300	227,943
Kellogg Co.	9,200	452,916
Kraft Foods, Inc., Class A	252,386	6,630,180
McCormick & Co., Inc. (Non- Voting)	4,800	162,912
Nestle S.A. (Registered)	165,770	7,063,981
Sara Lee Corp.	25,400	282,956
Tyson Foods, Inc., Class A	11,000	138,930

		27,716,662

Household Products (1.2%)
Clorox Co.	5,100	299,982
Colgate-Palmolive Co.	18,200	1,388,296
Kimberly-Clark Corp.	15,200	896,496
Procter & Gamble Co.	105,900	6,133,728

		8,718,502

Personal Products (0.1%)
Avon Products, Inc.	15,600	529,776
Estee Lauder Cos., Inc., Class A	4,200	155,736

		685,512

Tobacco (5.7%)
Altria Group, Inc.	455,707	8,116,142
British American Tobacco plc	317,029	9,945,735
Imperial Tobacco Group plc	264,721	7,648,995
Japan Tobacco, Inc.	792	2,717,496
KT&G Corp.	41,318	2,503,802
Lorillard, Inc.	20,718	$1,539,347
Philip Morris International, Inc.	114,457	5,578,634
Reynolds American, Inc.	57,210	2,546,989

		40,597,140

Total Consumer Staples		137,550,213

Energy (8.5%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	38,094	1,625,090
BJ Services Co.	10,600	205,958
Cameron International Corp.*	7,900	298,778
Diamond Offshore Drilling, Inc.	2,500	238,800
ENSCO International, Inc.	5,200	221,208
Exterran Holdings, Inc.*	46,146	1,095,506
FMC Technologies, Inc.*	4,700	245,528
Halliburton Co.	32,700	886,824
Nabors Industries Ltd.*	10,300	215,270
National Oilwell Varco, Inc.*	15,200	655,576
Pride International, Inc.*	49,822	1,516,582
Rowan Cos., Inc.	4,100	94,587
Schlumberger Ltd.	43,500	2,592,600
Smith International, Inc.	8,000	229,600
Transocean Ltd.*	59,672	5,103,746

		15,225,653

Oil, Gas & Consumable Fuels (6.4%)
Anadarko Petroleum Corp.	17,500	1,097,775
Apache Corp.	12,000	1,101,960
Cabot Oil & Gas Corp.	3,800	135,850
Chesapeake Energy Corp.	22,800	647,520
Chevron Corp.	72,800	5,127,304
ConocoPhillips	53,800	2,429,608
Consol Energy, Inc.	6,600	297,726
Denbury Resources, Inc.*	9,100	137,683
Devon Energy Corp.	16,200	1,090,746
El Paso Corp.	25,500	263,160
EOG Resources, Inc.	9,100	759,941
Exxon Mobil Corp.	174,300	11,958,723
Hess Corp.	10,400	555,984
Marathon Oil Corp.	178,142	5,682,730
Massey Energy Co.	3,100	86,459
Murphy Oil Corp.	7,000	402,990
Noble Energy, Inc.	23,319	1,538,121
Occidental Petroleum Corp.	29,400	2,304,960
Peabody Energy Corp.	9,700	361,034
Pioneer Natural Resources Co.	4,200	152,418
Range Resources Corp.	5,700	281,352
Royal Dutch Shell plc, Class A	151,979	4,347,890
Southwestern Energy Co.*	12,500	533,500
Spectra Energy Corp.	23,500	445,090
Sunoco, Inc.	4,300	122,335
Tesoro Corp.	5,100	76,398
Total S.A.	39,642	2,355,501
Valero Energy Corp.	20,200	391,678
Williams Cos., Inc.	21,100	377,057
XTO Energy, Inc.	20,700	855,324

		45,918,817

Total Energy		61,144,470

Financials (13.3%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	9,400	341,502
Bank of New York Mellon Corp.	43,500	1,261,065
CG Investor LLC I(b)*†	1,679,193	319,047
CG Investor LLC II(b)*†	1,679,193	319,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CG Investor LLC III(b)*†	839,596	$159,523
Charles Schwab Corp.	34,200	654,930
Deutsche Bank AG (Registered)	24,840	1,906,395
E*TRADE Financial Corp.*	40,000	70,000
Federated Investors, Inc., Class B	3,200	84,384
Franklin Resources, Inc.	5,500	553,300
Goldman Sachs Group, Inc.	18,550	3,419,692
Invesco Ltd.	14,800	336,848
Janus Capital Group, Inc.	5,800	82,244
Legg Mason, Inc.	5,900	183,077
Morgan Stanley	49,300	1,522,384
Northern Trust Corp.	8,700	505,992
State Street Corp.	17,800	936,280
T. Rowe Price Group, Inc.	9,300	425,010
UBS AG (Registered)*	63,902	1,169,759

		14,250,479

Commercial Banks (2.0%)
Barclays plc*	526,372	3,112,519
BB&T Corp.	24,400	664,656
Comerica, Inc.	5,500	163,185
Fifth Third Bancorp	29,900	302,887
First Horizon National Corp.*	7,945	105,117
Guaranty Bancorp*	91,672	135,675
Huntington Bancshares, Inc./Ohio	26,700	125,757
Intesa Sanpaolo S.p.A.*	375,208	1,659,536
KeyCorp	30,200	196,300
M&T Bank Corp.	2,800	174,496
Marshall & Ilsley Corp.	13,000	104,910
PNC Financial Services Group, Inc.	16,700	811,453
Regions Financial Corp.	43,000	267,030
SunTrust Banks, Inc.	17,800	401,390
U.S. Bancorp	69,400	1,517,084
Wells Fargo & Co.	169,500	4,776,510
Zions Bancorp	4,200	75,474

		14,593,979

Consumer Finance (0.3%)
American Express Co.	43,100	1,461,090
Capital One Financial Corp.	16,400	585,972
Discover Financial Services	19,700	319,731
SLM Corp.*	17,000	148,240

		2,515,033

Diversified Financial Services (2.7%)
Bank of America Corp.	385,006	6,514,301
Citigroup, Inc.	473,100	2,289,804
CME Group, Inc.	2,400	739,656
Deutsche Boerse AG	31,943	2,610,641
IntercontinentalExchange, Inc.*	2,600	252,694
JPMorgan Chase & Co.	142,700	6,253,114
Leucadia National Corp.*	6,600	163,152
Moody’s Corp.	6,900	141,174
NASDAQ OMX Group, Inc.*	5,000	105,250
NYSE Euronext	9,400	271,566

		19,341,352

Insurance (4.9%)
ACE Ltd.*	65,062	3,478,215
Aflac, Inc.	17,000	726,580
Alleghany Corp.*	4,763	1,233,855
Allstate Corp.	19,400	594,028
American International Group, Inc.*	5,115	225,623
Aon Corp.	10,000	406,900
Assurant, Inc.	4,300	137,858
Berkshire Hathaway, Inc., Class B*	2,979	9,899,217
Chubb Corp.	12,900	650,289
Cincinnati Financial Corp.	5,900	$153,341
Conseco, Inc.*	120,998	636,449
Genworth Financial, Inc., Class A	42,600	509,070
Hartford Financial Services Group, Inc.	14,000	371,000
Lincoln National Corp.	11,200	290,192
Loews Corp.	13,100	448,675
Marsh & McLennan Cos., Inc.	18,800	464,924
MBIA, Inc.*	6,200	48,112
MetLife, Inc.	29,600	1,126,872
Old Republic International Corp.	166,698	2,030,382
Principal Financial Group, Inc.	11,300	309,507
Progressive Corp.*	24,700	409,526
Prudential Financial, Inc.	16,600	828,506
Torchmark Corp.	3,100	134,633
Travelers Cos., Inc.	59,996	2,953,603
Unum Group	12,000	257,280
White Mountains Insurance Group Ltd.	13,520	4,150,775
XL Capital Ltd., Class A	12,500	218,250
Zurich Financial Services AG	8,650	2,057,536

		34,751,198

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	8,761	2,592,204
Apartment Investment & Management Co. (REIT), Class A	4,300	63,425
AvalonBay Communities, Inc. (REIT)	2,900	210,917
Boston Properties, Inc. (REIT)	5,000	327,750
Equity Residential (REIT)	9,900	303,930
HCP, Inc. (REIT)	10,500	301,770
Health Care REIT, Inc. (REIT)	4,000	166,480
Host Hotels & Resorts, Inc. (REIT)	21,100	248,347
Kimco Realty Corp. (REIT)	12,900	168,216
Link REIT (REIT)	681,341	1,499,820
Plum Creek Timber Co., Inc. (REIT)	6,000	183,840
ProLogis (REIT)	16,700	199,064
Public Storage (REIT)	4,700	353,628
Simon Property Group, Inc. (REIT)	10,056	698,188
Ventas, Inc. (REIT)	5,922	227,997
Vornado Realty Trust (REIT)	5,581	359,451

		7,905,027

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A*	8,200	96,268
Forestar Group, Inc.*	39,404	676,961
St. Joe Co.*	30,594	890,897

		1,664,126

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	18,300	240,645
People’s United Financial, Inc.	12,700	197,612

		438,257

Total Financials		95,459,451

Health Care (8.4%)
Biotechnology (0.8%)
Amgen, Inc.*	36,800	2,216,464
Biogen Idec, Inc.*	10,800	545,616
Celgene Corp.*	16,800	939,120
Cephalon, Inc.*	2,500	145,600
Genzyme Corp.*	9,500	538,935
Gilead Sciences, Inc.*	32,800	1,527,824

		5,913,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	21,700	$1,237,117
Becton, Dickinson and Co.	50,123	3,496,079
Boston Scientific Corp.*	54,900	581,391
C.R. Bard, Inc.	3,600	282,996
CareFusion Corp.*	6,600	143,880
DENTSPLY International, Inc.	5,400	186,516
Hospira, Inc.*	5,800	258,680
Intuitive Surgical, Inc.*	1,400	367,150
Medtronic, Inc.	40,100	1,475,680
St. Jude Medical, Inc.*	12,700	495,427
Stryker Corp.	9,900	449,757
Varian Medical Systems, Inc.*	4,500	189,585
Zimmer Holdings, Inc.*	8,100	432,945

		9,597,203

Health Care Providers & Services (1.8%)
Aetna, Inc.	16,200	450,846
AmerisourceBergen Corp.	11,200	250,656
Cardinal Health, Inc.	13,200	353,760
CIGNA Corp.	9,900	278,091
Community Health Systems, Inc.*	57,135	1,824,321
Coventry Health Care, Inc.*	5,400	107,784
DaVita, Inc.*	3,800	215,232
Express Scripts, Inc.*	9,900	768,042
Humana, Inc.*	6,200	231,260
Laboratory Corp. of America Holdings*	4,000	262,800
McKesson Corp.	9,900	589,545
Medco Health Solutions, Inc.*	17,400	962,394
Patterson Cos., Inc.*	3,300	89,925
Quest Diagnostics, Inc.	5,600	292,264
Tenet Healthcare Corp.*	741,889	4,362,307
UnitedHealth Group, Inc.	41,700	1,044,168
WellPoint, Inc.*	17,100	809,856

		12,893,251

Health Care Technology (0.0%)
IMS Health, Inc.	6,600	101,310

Life Sciences Tools & Services (0.3%)
Life Technologies Corp.*	6,400	297,920
MDS, Inc.*	80,854	662,298
Millipore Corp.*	2,000	140,660
PerkinElmer, Inc.	4,200	80,808
Thermo Fisher Scientific, Inc.*	15,100	659,417
Waters Corp.*	3,500	195,510

		2,036,613

Pharmaceuticals (4.2%)
Abbott Laboratories, Inc.	56,100	2,775,267
Allergan, Inc.	11,300	641,388
Bristol-Myers Squibb Co.	72,100	1,623,692
Eli Lilly and Co.	36,100	1,192,383
Forest Laboratories, Inc.*	11,000	323,840
Johnson & Johnson	100,000	6,089,001
King Pharmaceuticals, Inc.*	9,000	96,930
Merck & Co., Inc.	77,000	2,435,510
Mylan, Inc.*	11,100	177,711
Novartis AG (Registered)	61,883	3,096,240
Pfizer, Inc.	245,900	4,069,645
Schering-Plough Corp.	59,600	1,683,700
Watson Pharmaceuticals, Inc.*	3,800	139,232
Wyeth	121,409	5,898,049

		30,242,588

Total Health Care		60,784,524

Industrials (8.5%)
Aerospace & Defense (1.7%)
Boeing Co.	26,500	$1,434,975
GenCorp, Inc.*	61,699	330,707
General Dynamics Corp.	14,100	910,860
Goodrich Corp.	4,500	244,530
Honeywell International, Inc.	26,800	995,620
ITT Corp.	6,600	344,190
L-3 Communications Holdings, Inc.	4,300	345,376
Lockheed Martin Corp.	11,500	897,920
Northrop Grumman Corp.	11,900	615,825
Precision Castparts Corp.	5,100	519,537
Raytheon Co.	14,500	695,565
Rockwell Collins, Inc.	5,800	294,640
United Technologies Corp.	70,670	4,305,923

		11,935,668

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	6,200	358,050
Expeditors International of Washington, Inc.	7,700	270,655
FedEx Corp.	11,300	849,986
TNT N.V.	55,521	1,490,064
United Parcel Service, Inc., Class B	36,300	2,049,861

		5,018,616

Airlines (0.0%)
ACE Aviation Holdings, Inc., Class A*	10,050	47,310
Delta Air Lines, Inc.*	130	1,165
Southwest Airlines Co.	27,000	259,199

		307,674

Building Products (0.3%)
Masco Corp.	13,100	169,252
Owens Corning, Inc.*	94,104	2,112,635

		2,281,887

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	4,100	147,641
Cintas Corp.	4,800	145,488
Iron Mountain, Inc.*	6,500	173,290
Pitney Bowes, Inc.	7,500	186,375
R.R. Donnelley & Sons Co.	7,500	159,450
Republic Services, Inc.	11,700	310,869
Stericycle, Inc.*	3,100	150,195
Waste Management, Inc.	17,900	533,778

		1,807,086

Construction & Engineering (0.1%)
Fluor Corp.	6,600	335,610
Jacobs Engineering Group, Inc.*	4,500	206,775
Quanta Services, Inc.*	7,400	163,762

		706,147

Electrical Equipment (0.2%)
Emerson Electric Co.	27,500	1,102,200
Rockwell Automation, Inc.	5,200	221,520

		1,323,720

Industrial Conglomerates (3.3%)
3M Co.	25,300	1,867,140
General Electric Co.	385,500	6,329,909
Keppel Corp., Ltd.	415,948	2,391,779
Koninklijke Philips Electronics N.V.	21,519	523,991
Orkla ASA	617,675	5,822,684
Siemens AG (Registered)	52,591	4,869,968
Textron, Inc.	9,200	174,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tyco International Ltd.	78,192	$2,696,060

		24,676,147

Machinery (0.8%)
Caterpillar, Inc.	22,300	1,144,659
Cummins, Inc.	7,300	327,113
Danaher Corp.	9,300	626,076
Deere & Co.	15,400	660,968
Dover Corp.	6,800	263,568
Eaton Corp.	6,000	339,540
Federal Signal Corp.	59,113	425,022
Flowserve Corp.	2,000	197,080
Illinois Tool Works, Inc.	14,000	597,940
PACCAR, Inc.	13,200	497,772
Pall Corp.	4,300	138,804
Parker Hannifin Corp.	5,900	305,856
Snap-On, Inc.	2,100	72,996
Stanley Works	2,900	123,801

		5,721,195

Marine (0.5%)
A. P. Moller - Maersk A/S, Class B	505	3,474,509

Professional Services (0.1%)
Dun & Bradstreet Corp.	2,000	150,640
Equifax, Inc.	4,600	134,044
Monster Worldwide, Inc.*	4,700	82,156
Robert Half International, Inc.	5,500	137,610

		504,450

Road & Rail (0.4%)
Burlington Northern Santa Fe Corp.	9,700	774,351
CSX Corp.	14,500	606,970
Norfolk Southern Corp.	13,300	573,363
Ryder System, Inc.	2,000	78,120
Union Pacific Corp.	18,300	1,067,805

		3,100,609

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,700	181,890
W.W. Grainger, Inc.	2,300	205,528

		387,418

Total Industrials		61,245,126

Information Technology (12.8%)
Communications Equipment (1.8%)
Ciena Corp.*	3,300	53,724
Cisco Systems, Inc.*	209,200	4,924,568
Harris Corp.	4,900	184,240
JDS Uniphase Corp.*	7,800	55,458
Juniper Networks, Inc.*	19,100	516,082
Motorola, Inc.	520,912	4,474,634
QUALCOMM, Inc.	60,300	2,712,294
Tellabs, Inc.*	14,400	99,648

		13,020,648

Computers & Peripherals (3.6%)
Apple, Inc.*	32,500	6,024,525
Dell, Inc.*	367,370	5,606,066
EMC Corp.*	72,500	1,235,400
Hewlett-Packard Co.	86,000	4,060,060
International Business Machines Corp.	47,600	5,693,436
Lexmark International, Inc., Class A*	2,800	60,312
NetApp, Inc.*	12,100	322,828
QLogic Corp.*	4,400	75,680
SanDisk Corp.*	8,200	177,940
Sun Microsystems, Inc.*	233,171	2,119,524
Teradata Corp.*	6,300	$173,376
Western Digital Corp.*	8,400	306,852

		25,855,999

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	12,900	359,007
Amphenol Corp., Class A	6,200	233,616
Corning, Inc.	56,600	866,546
FLIR Systems, Inc.*	5,500	153,835
Jabil Circuit, Inc.	7,600	101,916
Molex, Inc.	5,100	106,488
Tyco Electronics Ltd.	101,076	2,251,973

		4,073,381

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	6,200	122,016
eBay, Inc.*	40,200	949,122
Google, Inc., Class A*	8,730	4,328,771
VeriSign, Inc.*	7,000	165,830
Yahoo!, Inc.*	42,600	758,706

		6,324,445

IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*	3,600	195,012
Automatic Data Processing, Inc.	18,400	723,120
Cognizant Technology Solutions Corp., Class A*	10,700	413,662
Computer Sciences Corp.*	5,500	289,905
Convergys Corp.*	4,500	44,730
Fidelity National Information Services, Inc.	7,000	178,570
Fiserv, Inc.*	5,700	274,740
Mastercard, Inc., Class A	3,425	692,364
Paychex, Inc.	11,700	339,885
Perot Systems Corp., Class A*	29,000	861,300
Total System Services, Inc.	7,200	115,992
Western Union Co.	25,800	488,136

		4,617,416

Office Electronics (0.2%)
Xerox Corp.	151,659	1,173,841

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	20,400	115,464
Altera Corp.	10,700	219,457
Analog Devices, Inc.	10,600	292,348
Applied Materials, Inc.	48,200	645,880
Broadcom Corp., Class A*	15,500	475,695
Intel Corp.	203,100	3,974,667
KLA-Tencor Corp.	6,200	222,332
Linear Technology Corp.	8,100	223,803
LSI Corp.*	694,251	3,811,438
Maxim Integrated Products, Inc.	126,388	2,292,678
MEMC Electronic Materials, Inc.*	8,100	134,703
Microchip Technology, Inc.	6,600	174,900
Micron Technology, Inc.*	30,100	246,820
National Semiconductor Corp.	7,600	108,452
Novellus Systems, Inc.*	3,500	73,430
Nvidia Corp.*	19,600	294,588
Teradyne, Inc.*	6,300	58,275
Texas Instruments, Inc.	45,000	1,066,050
Xilinx, Inc.	10,000	234,200

		14,665,180

Software (3.1%)
Adobe Systems, Inc.*	19,100	631,064
Autodesk, Inc.*	8,300	197,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
BMC Software, Inc.*	6,700	$251,451
CA, Inc.	14,400	316,656
Citrix Systems, Inc.*	6,600	258,918
Compuware Corp.*	9,000	65,970
Electronic Arts, Inc.*	11,800	224,790
Intuit, Inc.*	11,700	333,450
McAfee, Inc.*	5,600	245,224
Microsoft Corp.	615,109	15,925,172
Novell, Inc.*	12,500	56,375
Oracle Corp.	141,700	2,953,028
Red Hat, Inc.*	7,100	196,244
Salesforce.com, Inc.*	3,900	222,027
Symantec Corp.*	30,000	494,100

		22,372,009

Total Information Technology		92,102,919

Materials (4.3%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	7,600	589,608
Airgas, Inc.	3,000	145,110
CF Industries Holdings, Inc.	1,800	155,214
Dow Chemical Co.	41,300	1,076,691
E.I. du Pont de Nemours & Co.	32,900	1,057,406
Eastman Chemical Co.	2,600	139,204
Ecolab, Inc.	8,200	379,086
FMC Corp.	2,700	151,875
International Flavors & Fragrances, Inc.	2,900	109,997
Linde AG	44,156	4,786,730
Monsanto Co.	19,800	1,532,520
PPG Industries, Inc.	6,000	349,260
Praxair, Inc.	11,200	914,928
Sigma-Aldrich Corp.	4,500	242,910

		11,630,539

Construction Materials (0.0%)
Vulcan Materials Co.	4,400	237,908

Containers & Packaging (0.1%)
Ball Corp	3,400	167,280
Bemis Co., Inc	3,600	93,276
Owens-Illinois, Inc.*	6,100	225,090
Pactiv Corp.*	4,800	125,040
Sealed Air Corp	5,800	113,854
Temple-Inland, Inc	6,448	105,876

		830,416

Metals & Mining (0.8%)
AK Steel Holding Corp.	4,000	78,920
Alcoa, Inc.	34,700	455,264
Allegheny Technologies, Inc.	3,600	125,964
Anglo American plc*	72,726	2,316,405
Freeport-McMoRan Copper & Gold, Inc.	14,800	1,015,428
Newmont Mining Corp.	17,400	765,948
Nucor Corp.	11,400	535,914
Titanium Metals Corp.	3,100	29,729
United States Steel Corp.	5,100	226,287

		5,549,859

Paper & Forest Products (1.8%)
Domtar Corp.*	23,168	815,977
International Paper Co.	192,344	4,275,807
MeadWestvaco Corp.	47,411	1,057,739
Weyerhaeuser Co.	180,590	$6,618,624

		12,768,147

Total Materials		31,016,869

Telecommunication Services (3.4%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	214,000	5,780,140
Cable & Wireless plc	705,317	1,617,535
CenturyTel, Inc.	10,824	363,686
Frontier Communications Corp.	11,400	85,956
Koninklijke (Royal) KPN N.V.	327,055	5,424,885
Qwest Communications
International, Inc.	463,301	1,765,177
Telefonica S.A.	129,948	3,585,456
Verizon Communications, Inc.	103,000	3,117,810
Windstream Corp.	16,100	163,093

		21,903,738

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A*	14,500	527,800
MetroPCS Communications, Inc.*	9,600	89,856
Sprint Nextel Corp.*	104,000	410,800
Vodafone Group plc	726,747	1,628,354

		2,656,810

Total Telecommunication Services		24,560,548

Utilities (3.8%)
Electric Utilities (2.3%)
Allegheny Energy, Inc.	6,200	164,424
American Electric Power Co., Inc.	17,100	529,929
Duke Energy Corp.	46,900	738,206
E.ON AG	133,293	5,652,674
Edison International	11,900	399,602
Entergy Corp.	29,801	2,379,908
Exelon Corp.	71,654	3,555,471
FirstEnergy Corp.	11,100	507,492
FPL Group, Inc.	15,000	828,450
Northeast Utilities	6,300	149,562
Pepco Holdings, Inc.	8,000	119,040
Pinnacle West Capital Corp.	3,700	121,434
PPL Corp.	13,700	415,658
Progress Energy, Inc.	10,100	394,506
Southern Co.	28,500	902,595

		16,858,951

Gas Utilities (0.1%)
EQT Corp.	4,800	204,480
Nicor, Inc.	1,600	58,544
Questar Corp.	6,300	236,628

		499,652

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	24,400	361,608
Constellation Energy Group, Inc.	90,641	2,934,049
Dynegy, Inc., Class A*	18,400	46,920

		3,342,577

Multi-Utilities (0.9%)
Ameren Corp.	8,500	214,880
CenterPoint Energy, Inc.	12,700	157,861
CMS Energy Corp.	8,300	111,220
Consolidated Edison, Inc.	10,000	409,400
Dominion Resources, Inc.	21,300	734,850
DTE Energy Co.	6,000	210,840
GDF Suez S.A.	44,817	1,990,115
Integrys Energy Group, Inc.	2,800	100,492
NiSource, Inc.	10,000	138,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.	13,400	$542,566
Public Service Enterprise Group, Inc.	18,500	581,640
SCANA Corp.	4,400	153,560
Sempra Energy	8,900	443,309
TECO Energy, Inc.	7,800	109,824
Wisconsin Energy Corp.	4,300	194,231
Xcel Energy, Inc.	16,600	319,384

		6,413,072

Total Utilities		27,114,252

Total Common Stocks (91.0%) (Cost $619,079,040)		654,056,325

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.6%)
Consumer Discretionary (0.4%)
Auto Components (0.0%)
International Automotive Components Group North America LLC
Term Loan
9.000%, 12/31/49(b)†	$17,684	15,916
9.000%, 12/31/49(b)	26,900	20,500

		36,416

Media (0.4%)
Charter Communications Operating LLC
6.250%, 3/6/14(h)(l)	2,306,214	2,196,667
Term Loan
9.250%, 3/6/14	768,364	772,975

		2,969,642

Total Consumer Discretionary		3,006,058

Financials (1.2%)
Capital Markets (0.1%)
CG Investor LLC I
12.000%, 7/31/12(b)†	1,473,800	280,022
CG Investor LLC II
12.000%, 7/31/12(b)†	1,473,800	280,022
CG Investor LLC III
12.000%, 7/31/12(b)†	736,900	140,011

		700,055

Consumer Finance (0.2%)
American General Finance Corp.
5.850%, 6/1/13	116,000	87,819
6.900%, 12/15/17	1,624,000	1,135,795

		1,223,614

Diversified Financial Services (0.4%)
CIT Group, Inc.
0.773%, 11/3/10(l)	185,000	127,794
4.750%, 12/15/10	251,000	173,396
5.600%, 4/27/11	264,000	179,757
5.400%, 2/13/12	315,000	206,743
7.625%, 11/30/12	725,000	472,200
6.000%, 4/1/36	412,000	238,029
5.800%, 10/1/36	1,031,000	618,281
Term Loan
13.000%, 1/20/12	662,000	678,550
Tropicana Entertainment LLC
9.625%, 12/15/14(h)	2,014,000	1,259

		2,696,009

Real Estate Management & Development (0.5%)
Realogy Corp.
3.500%, 10/15/17	$155,000	$161,006
Term Loan
0.000%, 12/15/13(l)	1,411,900	1,129,520
3.281%, 12/15/13(l)	2,637,965	2,238,502
5.710%, 12/15/13(l)	288,886	245,140

		3,774,168

Total Financials		8,393,846

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49(b)	1,510,000	906

Total Industrials		906

Information Technology (0.4%)
IT Services (0.4%)
First Data Corp.
Term Loan
3.017%, 9/24/14(l)	975,255	838,302
3.060%, 9/24/14(l)	2,670,257	2,298,106

Total Information Technology		3,136,408

Materials (0.0%)
Chemicals (0.0%)
Lyondell Chemical Co.
13.000%, 12/15/09	89,100	92,619

Total Materials		92,619

Utilities (0.6%)
Electric Utilities (0.6%)
Boston Generating LLC
2.534%, 12/20/13(l)	159,054	115,662
Term Loan
2.539%, 12/20/13(l)	547,638	398,236
Calpine Corp.
Term Loan
3.165%, 3/29/14	1,530,905	1,392,167
Texas Competitive Electric Holdings Co. LLC
Term Loan
3.291%, 10/10/14(l)	3,208,649	2,525,886

Total Utilities		4,431,951

Total Corporate Bonds		19,061,788

Total Long-Term Debt Securities (2.6%) (Cost $21,693,502)		19,061,788

SHORT-TERM INVESTMENTS:
Government Securities (5.0%)
Federal Home Loan Bank
0.00%, 10/1/09 (o)(p)	$10,000,000	10,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Bills
0.00%, 10/1/09 (p)	$3,000,000	$3,000,000
0.01%, 10/8/09 (p)	3,000,000	2,999,991
0.03%, 10/15/09 (p)	3,000,000	2,999,967
0.06%, 10/29/09 (p)	3,000,000	2,999,859
0.08%, 12/17/09 (p)	3,000,000	2,999,475
0.11%, 2/4/10 (p)	5,000,000	4,998,075
0.13%, 2/18/10 (p)	2,000,000	1,998,974
0.14%, 2/25/10 (p)	2,000,000	1,998,882
0.15%, 3/18/10 (p)	2,000,000	1,998,582

Total Government Securities		35,993,805

Time Deposit (1.2%)
JPMorgan Chase Nassau
0.000%, 10/1/09	8,638,712	8,638,712

Total Short-Term Investments (6.2%) (Cost/Amortized Cost $44,625,184)		44,632,517

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Put Option Purchased (0.0%)
S&P 500 Index
December 2009 @ $775.00*	182	54,600

Total Options Purchased (0.0%) (Cost $1,074,346)		54,600

Total Investments (99.8%) (Cost/Amortized Cost $686,472,072)		717,805,230
Other Assets Less Liabilities (0.2%)		1,562,047

Net Assets (100%)		$719,367,277

*	Non-income producing.

†	Securities (totaling $1,519,685 or 0.2% of net assets) at fair value.

(b)	Illiquid Security. (h) Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2009.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	37	December-09	$9,504,919	$9,739,325	$234,406

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/17/09	27	24	$24,153	$23,697	$456
Danish Krone vs. U.S. Dollar, expiring 10/23/09	653	113	128,323	113,011	15,312
Danish Krone vs. U.S. Dollar, expiring 10/23/09	700	131	137,559	131,161	6,398
Danish Krone vs. U.S. Dollar, expiring 10/23/09	500	84	98,257	84,164	14,093
Danish Krone vs. U.S. Dollar, expiring 10/23/09	4,500	809	884,307	809,498	74,809
European Union vs. U.S. Dollar, expiring 10/13/09	115	168	167,555	167,538	17
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	19,800	215	220,603	214,539	6,064
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	11,000	112	122,557	111,979	10,578

					$127,727

Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/17/09	781	914	$780,740	$803,528	$(22,788)
British Pound vs. U.S. Dollar, expiring 11/12/09	126	77	125,956	122,397	3,559
British Pound vs. U.S. Dollar, expiring 11/12/09	439	265	438,880	423,447	15,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 11/12/09	129	81	$129,488	$128,787	$701
British Pound vs. U.S. Dollar, expiring 11/12/09	431	265	430,750	423,862	6,888
British Pound vs. U.S. Dollar, expiring 11/12/09	23,251	14,031	23,251,496	22,421,021	830,475
British Pound vs. U.S. Dollar, expiring 11/12/09	299	182	298,790	290,382	8,408
British Pound vs. U.S. Dollar, expiring 11/12/09	1,181	707	1,180,760	1,129,981	50,779
British Pound vs. U.S. Dollar, expiring 11/12/09	2,000	1,200	2,000,136	1,917,496	82,640
Danish Krone vs. U.S. Dollar, expiring 10/23/09	89	500	89,231	98,256	(9,025)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	60	340	60,344	66,814	(6,470)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	14	80	14,320	15,800	(1,480)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	217	1,200	216,695	235,815	(19,120)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	133	690	133,433	135,594	(2,161)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	109	570	108,607	112,012	(3,405)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	122	650	121,723	127,733	(6,010)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	111	634	110,596	124,546	(13,950)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	102	600	102,300	117,908	(15,608)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	121	688	120,599	135,201	(14,602)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	1,121	6,529	1,120,685	1,283,053	(162,368)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	140	831	140,447	163,356	(22,909)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	31	179	31,466	35,176	(3,710)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	83	480	83,332	94,326	(10,994)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	137	800	136,775	157,210	(20,435)
European Union vs. U.S. Dollar, expiring 10/13/09	3,980	2,720	3,979,768	3,980,312	(544)
European Union vs. U.S. Dollar, expiring 10/13/09	2,007	1,370	2,007,488	2,004,789	2,699
European Union vs. U.S. Dollar, expiring 10/13/09	783	537	783,004	785,398	(2,394)
European Union vs. U.S. Dollar, expiring 10/13/09	40,178	28,418	40,178,011	41,585,115	(1,407,104)
European Union vs. U.S. Dollar, expiring 10/13/09	223	156	223,025	228,083	(5,058)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	103	9,958	103,188	110,947	(7,759)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	111	10,200	111,305	113,644	(2,339)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	103	9,200	102,623	102,502	121
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	168	16,500	168,244	183,836	(15,592)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	1,402	138,541	1,402,241	1,543,566	(141,325)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	69	6,500	68,581	72,420	(3,839)
Japanese Yen vs. U.S. Dollar, expiring 10/20/09	114	10,900	114,491	121,443	(6,952)
Korean Won vs. U.S. Dollar, expiring 10/13/09	35	43,400	35,000	36,829	(1,829)
Korean Won vs. U.S. Dollar, expiring 10/13/09	70	87,010	70,000	73,836	(3,836)
Korean Won vs. U.S. Dollar, expiring 10/13/09	105	130,515	105,000	110,755	(5,755)
Korean Won vs. U.S. Dollar, expiring 10/13/09	132	162,000	132,245	137,473	(5,228)
Korean Won vs. U.S. Dollar, expiring 10/13/09	88	107,231	87,500	90,996	(3,496)
Korean Won vs. U.S. Dollar, expiring 10/13/09	175	219,625	175,000	186,373	(11,373)
Korean Won vs. U.S. Dollar, expiring 10/13/09	175	222,250	175,000	188,601	(13,601)
Korean Won vs. U.S. Dollar, expiring 10/13/09	175	222,775	175,000	189,046	(14,046)
Korean Won vs. U.S. Dollar, expiring 10/13/09	175	223,125	175,000	189,343	(14,343)
Korean Won vs. U.S. Dollar, expiring 10/13/09	88	109,681	87,500	93,075	(5,575)
Korean Won vs. U.S. Dollar, expiring 10/13/09	147	185,514	147,000	157,427	(10,427)
Korean Won vs. U.S. Dollar, expiring 10/13/09	88	110,250	87,500	93,558	(6,058)
Norwegian Krone vs. U.S. Dollar, expiring 11/16/09	270	1,600	270,330	276,611	(6,281)
Norwegian Krone vs. U.S. Dollar, expiring 11/16/09	161	950	161,094	164,238	(3,144)
Norwegian Krone vs. U.S. Dollar, expiring 11/16/09	4,654	27,728	4,653,584	4,793,733	(140,149)
Singapore Dollar vs. U.S. Dollar, expiring 3/24/10	127	180	127,307	127,660	(353)
Singapore Dollar vs. U.S. Dollar, expiring 3/24/10	1,116	1,579	1,116,432	1,119,539	(3,107)
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	997	1,056	997,104	1,021,764	(24,660)
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	255	260	254,553	251,454	3,099
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	3,202	3,400	3,201,506	3,288,238	(86,732)
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	3,194	3,392	3,193,978	3,280,197	(86,219)

					$(1,369,351)

					$(1,241,624)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Options Written:

Options written through the nine months ended September 30, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2009	305	$49,215
Options Written	671	87,339
Options Terminated in Closing Purchase Transactions	(671)	(87,339)
Options Expired	(305)	(49,215)
Options Exercised	—	—

Options Outstanding - September 30, 2009	—	$—

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$60,562,286	$2,509,570	$6,097	$63,077,953
Consumer Staples	89,571,219	47,978,994	—	137,550,213
Energy	54,441,079	6,703,391	—	61,144,470
Financials	80,768,460	13,893,374	797,617	95,459,451
Health Care	57,688,284	3,096,240	—	60,784,524
Industrials	42,672,131	18,572,995	—	61,245,126
Information Technology	92,102,919	—	—	92,102,919
Materials	23,913,734	7,103,135	—	31,016,869
Telecommunication Services	12,304,318	12,256,230	—	24,560,548
Utilities	19,471,463	7,642,789	—	27,114,252
Corporate Bonds
Consumer Discretionary	—	2,969,642	36,416	3,006,058
Financials	—	7,693,791	700,055	8,393,846
Industrials	—	—	906	906
Information Technology	—	3,136,408	—	3,136,408
Materials	—	92,619	—	92,619
Utilities	—	4,431,951	—	4,431,951
Forward Currency Contracts	—	1,132,529	—	1,132,529
Futures	234,406	—	—	234,406
Options Purchased
Put Options Purchased	54,600	—	—	54,600
Short-Term Investments	–	44,632,517	—	44,632,517

Total Asset	$533,784,899	$183,846,175	$1,541,091	$719,172,165

Liability:
Forward Currency Contracts	$—	$(2,374,153)	$—	$(2,374,153)

Total Liability	—	$(2,374,153)	$—	$(2,374,153)

Total	$533,784,899	$181,472,022	$1,541,091	$716,798,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary	Investments in Common Stock- Financials	Investments in Corporate Bonds- Consumer Discretionary
Balance as of 12/31/08	$91,860	$839,597	$—
Total gains or losses (realized/unrealized) included in earnings	(83,601)	(27,602)	(8,169)
Purchases, sales, issuances, and settlements (net)	(2,162)	(14,378)	44,585
Transfers in and/or out of Level 3	—	—	—

Balance as of 9/30/09	$6,097	$797,617	$36,416

	Investments in Corporate Bonds- Financials	Investments in Corporate Bonds- Materials	Investments in Corporate Bonds- Industrials
Balance as of 12/31/08	$736,900	$347,099	$951
Total gains or losses (realized/unrealized) included in earnings	(36,845)	962,177	(45)
Purchases, sales, issuances, and settlements (net)	—	(1,309,276)	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 9/30/09	$700,055	$—	$906

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$(3,106,025)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$464,969,593
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$385,681,003

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,562,634
Aggregate gross unrealized depreciation	(50,908,758)

Net unrealized appreciation	$27,653,876

Federal income tax cost of investments	$690,151,354

For the nine months ended September 30, 2009, the Portfolio incurred approximately $5,417 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $59,267,368 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
Aristocrat Leisure Ltd.	32,468	$150,377

Bermuda (1.0%)
XL Capital Ltd., Class A	99,360	1,734,826

Brazil (2.0%)
Cia de Bebidas das Americas (Preference) (ADR)	24,770	2,037,580
Empresa Brasileira de Aeronautica S.A. (ADR)*	59,290	1,360,113

		3,397,693

Canada (0.7%)
Husky Energy, Inc.	45,160	1,271,305

Finland (0.9%)
Fortum Oyj	61,510	1,576,987

France (6.8%)
LVMH Moet Hennessy Louis Vuitton S.A.	35,970	3,617,720
NicOx S.A.*	13,514	175,727
Sanofi-Aventis S.A.	23,100	1,695,240
Societe Generale S.A.	17,183	1,382,961
Technip S.A.	36,810	2,351,247
Total S.A.	41,070	2,440,352

		11,663,247

Germany (7.7%)
Allianz SE (Registered)	20,041	2,503,646
Bayer AG	9,732	674,326
Bayerische Motoren Werke (BMW) AG (Preference)	32,800	1,090,992
Bayerische Motoren Werke (BMW) AG	23,153	1,116,377
Linde AG	4,020	435,788
SAP AG	62,995	3,067,875
Siemens AG (Registered)	46,369	4,293,806

		13,182,810

India (2.5%)
Dish TV India Ltd.*	98,500	91,835
HDFC Bank Ltd.	8,900	305,362
Infosys Technologies Ltd.	67,600	3,241,090
Zee Entertainment Enterprises Ltd.	139,400	691,857

		4,330,144

Italy (1.6%)
Bulgari S.p.A.	123,210	951,981
Lottomatica S.p.A.	5,500	123,221
Prysmian S.p.A.	7,100	133,197
Tod’s S.p.A.	21,000	1,435,107

		2,643,506

Japan (9.8%)
Fanuc Ltd.	8,500	762,268
HOYA Corp.	67,843	1,602,263
KDDI Corp.	371	2,091,305
Keyence Corp.	6,170	1,318,338
Kyocera Corp.	10,520	976,234
Murata Manufacturing Co., Ltd.	38,020	1,804,325
Nidec Corp.	11,460	930,690
Nintendo Co., Ltd.	4,040	1,035,147
Secom Co., Ltd.	26,586	1,338,704
Seven & I Holdings Co., Ltd.	28,713	687,717
Sony Corp.	89,750	2,654,556
Sumitomo Mitsui Financial Group, Inc.	43,017	$1,499,952

		16,701,499

Mexico (2.8%)
Fomento Economico Mexicano S.A.B. de C.V.	517,420	1,970,083
Grupo Modelo S.A.B. de C.V., Series C*	255,110	949,976
Grupo Televisa S.A. (ADR)	101,930	1,894,879

		4,814,938

Netherlands (3.3%)
European Aeronautic Defence and Space Co. N.V.	94,230	2,115,945
Koninklijke Philips Electronics N.V.	76,040	1,851,585
TNT N.V.	61,327	1,645,884

		5,613,414

Norway (0.6%)
Tandberg ASA	43,380	1,038,669

Spain (1.2%)
Inditex S.A.	36,360	2,086,262

Sweden (6.7%)
Assa Abloy AB, Class B	161,000	2,616,609
Investor AB, Class B	103,777	1,894,271
Telefonaktiebolaget LM Ericsson, Class B	696,138	6,989,989

		11,500,869

Switzerland (7.8%)
Basilea Pharmaceutica AG (Registered)*	1,914	192,637
Credit Suisse Group AG (Registered)	72,649	4,030,993
Nestle S.A. (Registered)	24,948	1,063,113
Roche Holding AG	25,362	4,099,329
Transocean Ltd.*	25,163	2,152,191
UBS AG (Registered)*	99,683	1,824,748

		13,363,011

Taiwan (1.9%)
MediaTek, Inc.	97,745	1,629,691
Taiwan Semiconductor Manufacturing Co., Ltd.	776,709	1,558,347

		3,188,038

Turkey (0.6%)
Turkcell Iletisim Hizmet A/S (ADR)	53,800	961,406

United Kingdom (9.2%)
3i Group plc	168,762	778,374
Burberry Group plc	75,670	608,893
Cadbury plc	141,203	1,812,079
Diageo plc	64,656	991,968
HSBC Holdings plc	249,800	2,897,661
Prudential plc	188,530	1,812,315
Reckitt Benckiser Group plc	34,360	1,679,222
Tesco plc	305,495	1,950,954
Unilever plc	54,657	1,553,084
Vodafone Group plc	714,140	1,600,107

		15,684,657

United States (31.9%)
3M Co.	32,510	2,399,238
Adobe Systems, Inc.*	63,730	2,105,639
Aetna, Inc.	66,400	1,847,912
Aflac, Inc.	45,400	1,940,396
Altera Corp.	86,580	1,775,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Automatic Data Processing, Inc.	56,410	$2,216,913
Boeing Co.	14,740	798,171
Carnival Corp.	80,120	2,666,394
Colgate-Palmolive Co.	28,700	2,189,236
Corning, Inc.	110,780	1,696,042
eBay, Inc.*	146,460	3,457,921
Emerson Electric Co.	31,480	1,261,718
InterMune, Inc.*	22,600	360,018
International Game Technology	12,350	265,278
Intuit, Inc.*	98,640	2,811,240
Juniper Networks, Inc.*	142,160	3,841,163
Kroger Co.	200	4,128
Linear Technology Corp.	24,630	680,527
Lockheed Martin Corp.	12,150	948,672
Maxim Integrated Products, Inc.	87,940	1,595,232
McDonald’s Corp.	42,600	2,431,182
Microsoft Corp.	125,980	3,261,622
Raytheon Co.	28,880	1,385,373
Regeneron Pharmaceuticals, Inc.*	14,100	272,130
Schering-Plough Corp.	4,900	138,425
Seattle Genetics, Inc.*	49,400	693,082
Shuffle Master, Inc.*	41,500	390,930
Sirius XM Radio, Inc.*	876,620	556,654
SLM Corp.*	188,100	1,640,232
Theravance, Inc.*	37,210	544,754
Tiffany & Co.	59,320	2,285,599
Wal-Mart Stores, Inc.	45,730	2,244,886
Walt Disney Co.	88,300	2,424,718
WellPoint, Inc.*	26,400	1,250,304

		54,381,485

Total Common Stocks (99.1%) (Cost $179,930,914)		169,285,143

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
United States (0.1%)
Theravance, Inc. 3.000%, 1/15/15 (Cost $105,000)	$105,000	$88,856

	Number of Rights	Value (Note 1)
RIGHTS:
India (0.0%)
Wire & Wireless India Ltd., expiring 10/21/09* (Cost $—)	144,425	9,157

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau 0.000%, 10/1/09 (Amortized Cost $3,238,779)	$3,238,779	$3,238,779

Total Investments (101.1%) (Cost/Amortized Cost $183,274,693)		172,621,935
Other Assets Less Liabilities (-1.1%)		(1,876,446)

Net Assets (100%)		$170,745,489

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		16.1%
Consumer Staples		11 .2
Energy		4 .8
Financials		14 .2
Health Care		7 .1
Industrials		13 .4
Information Technology
Communications Equipment	7.0%
Electronic Equipment, Instruments & Components	4.9
Internet Software & Services	2.0
IT Services	3.2
Semiconductors & Semiconductor Equipment	4.2
Software	7.2
Total Information Technology		28 .5
Materials		0 .3
Telecommunication Services		2 .7
Utilities		0 .9
Cash and Other		0 .8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$12,915,634	$14,619,178	$—	$27,534,812
Consumer Staples	9,395,889	9,738,137	—	19,134,026
Energy	3,423,496	4,791,599	—	8,215,095
Financials	5,315,454	18,930,283	—	24,245,737
Health Care	5,106,625	6,837,259	—	11,943,884
Industrials	8,153,285	14,757,998	—	22,911,283
Information Technology	23,442,055	25,192,658	—	48,634,713
Materials	—	435,788	—	435,788
Telecommunication Services	961,406	3,691,412	—	4,652,818
Utilities	—	1,576,987	—	1,576,987
Convertible Bonds
Health Care	—	88,856	—	88,856
Rights
Consumer Discretionary	—	9,157	—	9,157
Short-Term Investments	—	3,238,779	—	3,238,779

Total Asset	$68,713,844	$103,908,091	$—	$172,621,935

Total Liability	$—	$—	$—	$—

Total	$68,713,844	$103,908,091	$—	$172,621,935

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/08	$1,095,025
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	$(1,095,025)

Balance as of 9/30/09	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$—

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$48,032,610
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$19,404,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,515,969
Aggregate gross unrealized depreciation	(22,525,839)

Net unrealized depreciation	$(15,009,870)

Federal income tax cost of investments	$187,631,805

For the nine months ended September 30, 2009, the Portfolio incurred approximately $49 as brokerage commissions with Exane S.A. and $1,824 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $4,456,246 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.3%)
Asset-Backed Securities (8.0%)
Access Group, Inc., Series 2008-1 A
1.804%, 10/27/25(l)	$20,802,057	$21,009,133
ACE Securities Corp., Series 2006-NC3 A2A
0.296%, 12/25/36(b)(l)	28,146	20,799
Series 2007-ASP2 A2A
0.336%, 6/25/37(b)(l)	455,307	386,420
AmeriCredit Automobile Receivables Trust, Series 2008-1 A2
4.254%, 6/6/12(l)	14,709,007	15,017,265
Amortizing Residential Collateral Trust, Series 2002-BC4 A
0.536%, 7/25/32(b)(l)	1,269	624
Bank One Issuance Trust,
Series 2004-A5 A5
0.373%, 3/15/14(l)	2,000,000	1,983,961
Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1
0.906%, 10/25/32(b)(l)	11,351	7,165
Series 2005-4 A
0.576%, 1/25/36(b)(l)	6,484	6,108
Capital Auto Receivables Asset Trust, Series 2008-2 A3B
1.693%, 10/15/12(l)	5,900,000	5,951,534
Chase Issuance Trust, Series 2006-A4 A4
0.263%, 10/15/13(l)	2,175,000	2,151,930
Series 2007-A1 A1
0.263%, 3/15/13(l)	13,400,000	13,311,430
Series 2008-A1 A1
0.693%, 1/15/12(l)	7,100,000	7,101,004
Series 2008-A7 A7
0.893%, 11/15/11(l)	19,300,000	19,305,624
Series 2009-A7 A7
0.694%, 9/17/12(l)	27,900,000	27,900,000
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3A
0.306%, 7/25/45(b)(l)	1,471,395	886,270
Series 2007-AMC2 A3A
0.326%, 1/25/37(l)	394,800	237,080
Series 2007-AMC4 A2A
0.306%, 5/25/37(b)(l)	1,286,758	1,071,701
Countrywide Asset-Backed Certificates, Series 2006-18 2A1
0.296%, 3/25/37(b)(l)	97,728	93,267
Series 2006-21 2A1
0.296%, 5/25/37(b)(l)	19,207	18,013
Series 2006-24 2A1
0.296%, 6/25/47(b)(l)	547,512	497,027
Series 2006-6 2A2
0.426%, 9/25/36(b)(l)	1,442,161	1,092,662
Series 2007-6 2A1
0.346%, 9/25/37(b)(l)	348,000	311,010
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6 A1
0.366%, 7/25/37(b)(l)§	1,560,484	1,144,012
Daimler Chrysler Auto Trust, Series 2008-B A3B
1.734%, 9/10/12(l)	600,000	605,461
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15 A3
0.296%, 11/25/36(b)(l)	$458,844	$415,534
First NLC Trust, Series 2007-1 A1
0.316%, 8/25/37(b)(l)§	1,391,648	955,827
Ford Credit Auto Owner Trust, Series 2008-A A2
0.843%, 7/15/10(l)	318,870	318,874
Series 2008-C A2B
1.143%, 1/15/11(l)	5,079,643	5,082,876
Series 2008-C A3
1.663%, 6/15/12(l)	22,700,000	22,888,301
Series 2009-C A1
0.796%, 7/15/10§	22,117,574	22,133,779
Fremont Home Loan Trust, Series 2006-C 2A1
0.296%, 10/25/36(b)(l)	12,829	11,264
Series 2006-E 2A1
0.306%, 1/25/37(b)(l)	60,088	35,004
GSAA Home Equity Trust, Series 2007-6 A4
0.546%, 5/25/47(l)	700,000	242,410
GSAMP Trust, Series 2006-HE7 A2A
0.286%, 10/25/46(b)(l)	7,868	7,630
Series 2006-S6 A1A
0.316%, 10/25/36(b)(l)	1,686	1,406
Household Home Equity Loan Trust, Series 2006-4 A1V
0.316%, 3/20/36(b)(l)	83,133	82,044
HSI Asset Securitization Corp. Trust, Series 2006-HE1 2A1
0.296%, 10/25/36(b)(l)	28,085	18,793
Series 2006-HE2 2A1
0.296%, 12/25/36(b)(l)	395,972	278,596
Series 2007-WF1 2A1
0.306%, 5/25/37(b)(l)	884,547	794,514
Indymac Residential Asset Backed Trust, Series 2006-E 2A1
0.306%, 4/25/37(b)(l)	159,098	153,239
Series 2007-A 2A1
0.376%, 4/25/47(b)(l)	762,870	694,017
Series 2007-B 2A1
0.326%, 7/25/37(b)(l)	377,904	346,379
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1 A2
0.296%, 7/25/36(b)(l)	20,982	20,128
Series 2006-HE3 A2
0.333%, 11/25/36(b)(l)	6,607	6,332
Series 2006-WMC3 A2
0.296%, 8/25/36(b)(l)	16,208	15,838
Lehman ABS Mortgage Loan Trust, Series 2007-1 2A1
0.336%, 6/25/37(b)(l)§	391,881	248,374
Lehman XS Trust, Series 2006-16N A1A
0.326%, 11/25/46(b)(l)	112,457	102,040
Long Beach Mortgage Loan Trust, Series 2005-WL2 3A1
0.426%, 8/25/35(b)(l)	3,099	3,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-10 2A1
0.286%, 11/25/36(b)(l)	$5,670	$5,545
MASTR Asset Backed Securities Trust, Series 2006-HE5 A1
0.306%, 11/25/36(b)(l)	252,516	235,507
Series 2007-HE1 A1
0.326%, 5/25/37(b)(l)	802,851	717,243
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A1
0.306%, 7/25/37(b)(l)	828,931	761,150
Merrill Lynch Mortgage Investors, Inc., Series 2006-AHL1 A2A
0.296%, 5/25/37(b)(l)	7,435	7,344
Series 2006-MLN1 A2A
0.316%, 7/25/37(b)(l)	35,399	33,204
Morgan Stanley Capital, Inc., Series 2006-HE7 A2A
0.296%, 9/25/36(b)(l)	24,692	23,836
Series 2006-HE8 A2A
0.296%, 10/25/36(b)(l)	21,199	20,353
Series 2006-NC5 A2A
0.286%, 10/25/36(b)(l)	48,449	45,442
Series 2007-HE6 A1
0.306%, 5/25/37(b)(l)	767,746	586,811
Series 2007-NC3 A2A
0.306%, 5/25/37(b)(l)	771,805	583,112
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2 A1
0.296%, 11/25/36(b)(l)	9,936	9,314
Nationstar Home Equity Loan Trust, Series 2007-C 2AV1
0.306%, 6/25/37(b)(l)	866,266	790,834
Nomura Asset Acceptance Corp., Series 2006-S1 A1
0.386%, 1/25/36(b)(l)§	2,926	2,815
Park Place Securities, Inc., Series 2005-WCW1 A1B
0.506%, 9/25/35(b)(l)	15,413	8,877
RAAC Series, Series 2007-SP2 A2
0.646%, 6/25/47(l)	600,000	231,786
Residential Asset Securities Corp., Series 2006-KS9 AI1
0.316%, 11/25/36(b)(l)	10,792	10,683
Series 2007-KS3 AI1
0.356%, 4/25/37(b)(l)	359,763	320,042
Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3 A2A
0.296%, 9/25/36(b)(l)	6,634	6,385
Series 2007-BR5 A2A
0.376%, 5/25/37(b)(l)	1,363,587	883,049
Series 2007-HE1 A2A
0.306%, 12/25/36(b)(l)	606,207	257,594
SLC Student Loan Trust,
Series 2007-1 A1
0.420%, 2/15/15(l)	407,142	407,062
SLM Student Loan Trust, Series 2006-5 A2
0.494%, 7/25/17(l)	135,624	135,595
Series 2006-9 A2
0.504%, 4/25/17(l)	828,281	826,589
Series 2007-2 A1
0.484%, 4/25/14(l)	700,335	699,802
Series 2007-3 A3
0.544%, 4/25/19(l)	$8,700,000	$8,245,075
Series 2008-2 A2
0.954%, 1/25/17(l)	7,700,000	7,679,525
Series 2008-9 A
2.004%, 4/25/23(l)	22,821,945	23,663,458
Structured Asset Investment Loan Trust, Series 2006-4 A3
0.296%, 7/25/36(b)(l)	11,552	10,567
Structured Asset Securities Corp., Series 2002-HF1 A
0.536%, 1/25/33(b)(l)	2,041	1,207
Series 2005-7XS 2A1A
4.900%, 4/25/35(b)(l)	155,416	109,866
Series 2006-BC3 A2
0.296%, 10/25/36(b)(l)	67,584	60,796
Washington Mutual Asset-Backed Certificates, Series 2006-HE5 2A1
0.306%, 10/25/36(b)(l)	730,955	443,170

		222,789,365

Non-Agency CMO (3.3%)
American Home Mortgage Assets, Series 2006-1 2A1
0.436%, 5/25/46(l)	10,902,879	5,618,572
Banc of America Commercial Mortgage, Inc., Series 2006-3 A4
5.889%, 7/10/44(l)	5,900,000	5,147,398
Series 2007-3 A4
5.837%, 6/10/49(l)	1,400,000	1,163,684
Series 2007-4 A4
5.935%, 2/10/51(l)	1,400,000	1,219,545
Banc of America Mortgage Securities, Inc., Series 2004-1 5A1
6.500%, 9/25/33	34,375	32,767
BCAP LLC Trust, Series 2006-AA2 A1
0.416%, 1/25/37(l)	1,530,617	665,598
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11 1A2
5.273%, 2/25/33(l)	21,331	19,643
Series 2003-3 3A2
4.484%, 5/25/33(l)	182,544	167,692
Series 2003-8 2A1
5.394%, 1/25/34(l)	12,226	10,640
Series 2003-8 4A1
4.616%, 1/25/34(l)	32,361	27,569
Series 2004-10 21A1
4.673%, 1/25/35(l)	4,613,272	4,014,914
Series 2005-2 A1
2.860%, 3/25/35(l)	222,425	196,300
Series 2005-2 A2
2.196%, 3/25/35(l)	77,312	65,197
Series 2005-5 A1
2.460%, 8/25/35(l)	69,831	61,986
Series 2005-5 A2
4.550%, 8/25/35(l)	1,276,508	1,175,817
Series 2007-3 1A1
5.440%, 5/25/47(l)	11,925,931	7,668,419
Bear Stearns Alt-A Trust, Series 2005-7 22A1
5.490%, 9/25/35(l)	3,183,349	2,121,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Inc., Series 1998-C1 A2
6.440%, 6/16/30	$3,684	$3,683
Chevy Chase Mortgage Funding Corp., Series 2007-2A A1
0.376%, 5/25/48(l)§	2,097,763	707,144
Citigroup Mortgage Loan Trust, Inc., Series 2005-11 A1A
2.850%, 12/25/35(l)	88,108	82,392
Series 2005-11 A2A
4.700%, 12/25/35(l)	1,333,845	1,160,301
Series 2005-12 2A1
1.046%, 8/25/35(l)§	918,670	565,757
Series 2005-6 A1
4.748%, 8/25/35(l)	94,366	84,261
Series 2005-6 A2
4.248%, 8/25/35(l)	464,473	404,887
Series 2005-6 A3
4.098%, 8/25/35(l)	69,799	59,467
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	3,703,496
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A2
4.630%, 5/10/43	5,602,555	5,627,473
Countrywide Alternative Loan Trust, Series 2003-J1 4A1
6.000%, 10/25/32	3,565	3,004
Series 2005-61 2A1
0.526%, 12/25/35(l)	39,182	25,355
Series 2005-62 2A1
1.901%, 12/25/35(l)	396,275	216,688
Series 2006-OA12 A1A
0.326%, 9/20/46(l)	44,102	42,593
Series 2006-OA22 A1
0.406%, 2/25/47(l)	980,394	500,168
Series 2007-OA7 A1A
0.426%, 5/25/47(l)	225,471	109,051
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30 M
4.667%, 10/19/32(l)	8,013	3,681
Series 2003-HYB3 7A1
3.769%, 11/19/33(l)	82,845	74,873
Series 2004-12 11A1
4.004%, 8/25/34(l)	812,440	590,989
Series 2005-25 A11
5.500%, 11/25/35	1,213,774	965,796
Series 2005-3 1A2
0.536%, 4/25/35(l)	412,546	225,301
Series 2005-R2 1AF1
0.586%, 6/25/35(l)§	181,146	121,266
CS First Boston Mortgage Securities Corp., Series 2002-P1A A
0.929%, 3/25/32(l)§	2,099	1,760
Series 2005-C6 A1
4.938%, 12/15/40	41,768	42,007
Deutsche ALT-A Securities, Inc., Series 2003-3 3A1
5.000%, 10/25/18	928,903	912,176
Series 2005-AR2 7A1
5.598%, 10/25/35(l)	443,862	297,931
Series 2006-AB4 A1B1
0.346%, 10/25/36(l)	$15,983	$15,276
Series 2007-1 1A1
0.336%, 8/25/37(l)	924,483	864,258
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1 A1
3.525%, 6/25/34(l)	258,415	183,517
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3 2A1
5.366%, 8/25/35(l)	508,714	443,963
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 A4
5.238%, 11/10/45(l)	5,900,000	5,562,972
Greenpoint Mortgage Funding Trust, Series 2005-AR5 1A1
0.516%, 11/25/45(l)	61,957	33,357
Series 2006-AR6 A1A
0.326%, 10/25/46(l)	78,295	64,699
Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4
5.444%, 3/10/39	11,800,000	10,141,806
GS Mortgage Securities Corp. II, Series 2007-EOP A1
0.344%, 3/6/20(l)§	730,905	672,511
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
4.117%, 9/25/35(l)	323,161	294,790
Harborview Mortgage Loan Trust, Series 2005-2 2A1A
0.466%, 5/19/35(l)	47,200	26,932
Series 2006-1 2A1A
0.486%, 3/19/36(l)	349,830	176,815
Series 2006-12 2A11
0.336%, 1/19/38(l)	53,710	50,107
Impac Secured Assets Corp., Series 2006-4 A2A
0.326%, 1/25/37(b)(l)	27,488	20,172
Indymac Index Mortgage Loan Trust, Series 2004-AR11 2A
4.944%, 12/25/34(l)	322,879	221,592
Series 2006-AR14 1A1A
0.336%, 11/25/46(l)	49,294	44,790
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20 A4
5.794%, 2/12/51(l)	1,900,000	1,647,225
JPMorgan Mortgage Trust, Series 2005-A1 6T1
5.012%, 2/25/35(l)	1,740,755	1,593,146
MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7
3.111%, 11/21/34(l)	200,000	161,462
Series 2007-3 22A1
0.356%, 5/25/47(l)	11,279	11,128
Mellon Residential Funding Corp., Series 2000-TBC3 A1
0.683%, 12/15/30(l)	49,844	42,963
Series 2001-TBC1 A1
0.593%, 11/15/31(l)	180,458	149,480
Merrill Lynch Floating Trust, Series 2006-1 A1
0.313%, 6/15/22(l)§	55,412	42,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
MLCC Mortgage Investors, Inc., Series 2005-2 1A
4.250%, 10/25/35(l)	$2,841,531	$2,396,624
Series 2005-2 2A
4.250%, 10/25/35(l)	2,532,847	2,135,353
Series 2005-2 3A
1.246%, 10/25/35(l)	379,306	314,515
Series 2005-3 4A
0.496%, 11/25/35(l)	283,795	204,156
Series 2005-3 5A
0.496%, 11/25/35(l)	327,233	242,648
Residential Accredit Loans, Inc., Series 2005-QO1 A1
0.546%, 8/25/35(l)	77,288	43,822
Securitized Asset Sales, Inc., Series 1993-6 A5
4.315%, 11/26/23(l)	3,999	3,576
Sequoia Mortgage Trust, Series 10 2A1
0.626%, 10/20/27(l)	21,280	16,830
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1 4A2
3.750%, 2/25/34(l)	202,576	173,879
Series 2004-19 2A1
2.301%, 1/25/35(l)	63,099	30,724
Series 2005-17 3A1
5.394%, 8/25/35(l)	288,516	216,735
Structured Asset Mortgage Investments, Inc., Series 2004-AR5 1A1
0.576%, 10/19/34(l)	117,354	79,927
Series 2005-AR5 A1
0.496%, 7/19/35(l)	231,043	129,295
Series 2005-AR5 A2
0.496%, 7/19/35(l)	496,738	352,159
Series 2006-AR4 2A1
0.436%, 6/25/36(l)	84,192	44,166
Series 2006-AR5 1A1
0.456%, 5/25/46(l)	2,676,048	1,400,970
Series 2006-AR7 A8
0.316%, 8/25/36(l)	71,427	67,797
Series 2007-AR3 1A1
0.346%, 9/25/47(l)	651,048	569,955
Structured Asset Securities Corp., Series 2006-11 A1
3.832%, 10/25/35(l)§	137,372	102,036
TBW Mortgage Backed Pass Through Certificates, Series 2006-4 A1B
0.346%, 9/25/36(l)	944	944
Series 2006-6 A1
0.356%, 1/25/37(l)	37,510	36,859
Thornburg Mortgage Securities Trust, Series 2006-5 A1
0.366%, 9/25/46(l)	674,584	633,174
Series 2007-1 A3A
0.346%, 3/25/37(l)	3,817,584	3,326,224
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A A1
0.333%, 9/15/21(l)§	3,054,456	2,275,469
Series 2007-WHL8 A1
0.323%, 6/15/20(l)§	1,873,134	1,480,128
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17 1A
2.101%, 11/25/42(l)	16,548	9,642
Series 2002-AR2 A
2.723%, 2/27/34(l)	$13,565	$11,162
Series 2003-AR1 A5
3.771%, 3/25/33(l)	1,508,342	1,294,595
Series 2003-R1 A1
0.786%, 12/25/27(l)	382,399	269,385
Series 2004-AR1 A
3.708%, 3/25/34(l)	3,857,750	3,265,940
Series 2005-AR13 A1A1
0.536%, 10/25/45(l)	346,846	228,182
Series 2005-AR15 A1A1
0.506%, 11/25/45(l)	79,749	51,431
Series 2006-AR15 2A
2.401%, 11/25/46(l)	74,179	50,159
Series 2006-AR3 A1A
1.901%, 2/25/46(l)	122,476	88,975
Series 2006-AR7 3A
2.973%, 7/25/46(l)	357,490	230,717
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S A1
3.295%, 9/25/34(l)	155,011	140,397
Series 2007-10 1A22
0.746%, 7/25/37(l)	2,996,498	1,597,151

		91,889,906

Total Asset-Backed and Mortgage-Backed Securities		314,679,271

Convertible Bonds (0.0%)
Government Securities (0.0%)
U.S. Government Agencies (0.0%)
Federal Home Loan Mortgage Corp.
4.039%, 1/1/34(l)	$58,677	59,866
Federal National Mortgage Association
5.542%, 1/1/36(l)	640,693	679,935

Total Government Securities		739,801

Total Convertible Bonds		739,801

Corporate Bonds (23.1%)
Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Wal-Mart Stores, Inc.
5.800%, 2/15/18	$1,900,000	2,134,245

Food Products (0.0%)
Kraft Foods, Inc.
6.000%, 2/11/13	700,000	750,836

Tobacco (0.0%)
Reynolds American, Inc.
0.999%, 6/15/11(l)	1,200,000	1,180,067

Total Consumer Staples		4,065,148

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Williams Cos., Inc.
2.290%, 10/1/10(l)§	7,000,000	6,994,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.375%, 10/1/10§	$1,140,000	$1,170,346

Total Energy		8,164,886

Financials (20.6%)
Capital Markets (4.2%)
Goldman Sachs Group, Inc.
0.379%, 3/15/11(l)	40,900,000	40,983,027
0.684%, 10/7/11(l)	4,500,000	4,443,160
0.651%, 2/6/12(l)	2,000,000	1,967,634
Merrill Lynch & Co., Inc.
2.709%, 5/12/10(l)	20,460,000	20,720,722
0.704%, 7/25/11(l)	1,000,000	973,236
0.544%, 6/5/12(l)	18,500,000	17,786,788
Morgan Stanley
2.550%, 5/14/10(l)	21,100,000	21,331,214
0.490%, 4/19/12(l)	725,000	703,960
5.750%, 8/31/12	4,000,000	4,280,448
0.838%, 1/9/14(l)	2,100,000	1,953,874
5.750%, 10/18/16	2,500,000	2,536,797

		117,680,860

Commercial Banks (2.0%)
American Express Bank FSB
1.099%, 12/10/10(l)	3,000,000	3,029,346
0.394%, 6/12/12(l)	3,500,000	3,269,774
5.550%, 10/17/12	500,000	529,940
American Express Centurion Bank
0.401%, 11/16/09(l)	4,300,000	4,297,841
0.324%, 7/13/10(l)	3,800,000	3,764,432
Banco Bilbao Vizcaya Argentaria S.A./Puerto Rico
0.393%, 5/25/12(l)	1,700,000	1,698,890
JPMorgan Chase Bank N.A.
0.630%, 6/13/16(l)	5,700,000	5,301,268
SunTrust Bank/Georgia
3.000%, 11/16/11	20,000,000	20,705,100
Wachovia Bank N.A./North Carolina
0.418%, 12/2/10(l)	600,000	600,181
Wachovia Corp.
0.633%, 4/23/12(l)	5,000,000	4,892,815
5.750%, 6/15/17	2,000,000	2,112,948
Wells Fargo & Co.
0.519%, 6/15/12(l)	5,000,000	5,030,915

		55,233,450

Consumer Finance (2.1%)
American Express Co.
7.000%, 3/19/18	3,100,000	3,410,242
American General Finance Corp.
4.875%, 5/15/10	2,000,000	1,921,168
American Honda Finance Corp.
1.042%, 6/20/11(l)§	19,600,000	18,997,692
HSBC Finance Corp.
4.125%, 11/16/09	900,000	902,947
0.714%, 5/10/10(l)	5,600,000	5,577,639
0.674%, 8/9/11(l)	18,650,000	18,101,280
0.759%, 1/15/14(l)	11,200,000	10,308,379

		59,219,347

Diversified Financial Services (10.4%)
American Express Travel Related Services Co., Inc.
0.446%, 6/1/11(l)	100,000	95,493
BA Covered Bond Issuer
5.500%, 6/14/12§	8,800,000	9,056,080
Caterpillar Financial Services Corp.
1.033%, 6/24/11(l)	18,900,000	19,028,879
Citigroup, Inc.
0.313%, 12/28/09(l)	$2,400,000	$2,396,578
0.519%, 5/18/11(l)	12,933,000	12,614,292
6.000%, 2/21/12	5,000,000	5,194,070
0.420%, 3/16/12(l)	5,285,000	5,025,459
0.498%, 5/7/12(l)	50,000,000	50,059,350
5.300%, 10/17/12	1,000,000	1,031,750
Credit Suisse USA, Inc.
0.505%, 11/20/09(l)	1,224,000	1,224,395
General Electric Capital Corp.
0.534%, 10/26/09(l)	300,000	300,034
0.598%, 7/8/10(l)	8,000,000	8,008,648
0.362%, 3/15/12	10,000,000	9,493,300
0.414%, 5/8/12(l)	25,000,000	24,984,575
0.564%, 12/7/12(l)	13,600,000	13,698,899
0.292%, 12/21/12(l)	40,000,000	39,987,240
1.307%, 5/22/13(l)	10,800,000	10,117,116
6.375%, 11/15/67(l)	10,900,000	9,019,750
John Deere Capital Corp.
1.052%, 6/10/11(l)	23,600,000	23,746,178
JPMorgan Chase & Co.
0.533%, 12/26/12(l)	25,000,000	25,208,225
National Rural Utilities Cooperative Finance Corp.
1.372%, 7/1/10(l)	19,000,000	19,069,293

		289,359,604

Insurance (1.9%)
American International Group, Inc.
5.375%, 10/18/11	1,000,000	925,095
Metropolitan Life Global Funding I
1.035%, 6/25/10(l)§	19,700,000	19,735,165
0.893%, 9/17/10(l)§	4,600,000	4,589,250
0.674%, 8/13/12(l)§	1,930,000	1,815,047
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,254,902
Pricoa Global Funding I
1.130%, 6/4/10(l)§	16,800,000	16,695,874
0.591%, 1/30/12(l)§	9,800,000	9,274,847

		54,290,180

Total Financials		575,783,441

Health Care (0.4%)
Pharmaceuticals (0.4%)
GlaxoSmithKline Capital, Inc.
1.079%, 5/13/10(l)	9,700,000	9,738,305

Total Health Care		9,738,305

Information Technology (0.7%)
Computers & Peripherals (0.7%)
Hewlett-Packard Co.
1.430%, 5/27/11(l)	18,600,000	18,888,616

Total Information Technology		18,888,616

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.1%)
BellSouth Corp.
4.950%, 4/26/10§	3,600,000	3,680,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.8%)
Cellco Partnership/Verizon Wireless Capital LLC
3.025%, 5/20/11(l)§	$20,250,000	$20,949,172

Total Telecommunication Services		24,629,358

Utilities (0.1%)
Electric Utilities (0.0%)
Nevada Power Co., Series L
5.875%, 1/15/15	150,000	159,799

Gas Utilities (0.1%)
NGPL Pipeco LLC
6.514%, 12/15/12§	1,850,000	2,029,641

Multi-Utilities (0.0%)
NiSource Finance Corp.
0.977%, 11/23/09(l)	100,000	99,924

Total Utilities		2,289,364

Total Corporate Bonds		643,559,118

Government Securities (59.0%)
Agency ABS (1.6%)
Federal Home Loan Mortgage Corp.
0.506%, 8/25/31(b)(l)	$13,319	11,419
Small Business Administration Series 2008-P10A
5.902%, 2/10/18	913,581	975,360
Small Business Administration Participation Certificates Series 2003-20I
5.130%, 9/1/23	27,932	29,629
Series 2004-20C 1
4.340%, 3/1/24	178,261	184,849
Series 2005-20B 1
4.625%, 2/1/25	199,212	208,794
Series 2008-20A 1
5.170%, 1/1/28	5,894,833	6,305,130
Series 2008-20D
5.370%, 4/1/28	8,191,198	8,826,016
Series 2008-20G
5.870%, 7/1/28	13,218,749	14,257,786
Series 2008-20H
6.020%, 8/1/28	12,885,989	14,386,461

		45,185,444

Agency CMO (1.0%)
Federal Home Loan Mortgage Corp.
5.500%, 5/15/16	646,762	657,936
4.500%, 5/15/17	67,962	70,287
5.000%, 1/15/18	131,817	136,216
0.473%, 2/15/19(l)	6,577,381	6,502,414
0.393%, 7/15/19(l)	3,283,457	3,269,646
5.000%, 2/15/20	1,364,475	1,412,230
5.000%, 8/15/20	392,470	412,944
0.393%, 10/15/20(l)	3,063,031	3,047,742
4.000%, 10/15/23	719	718
5.000%, 5/15/27	2,035,692	2,091,475
6.500%, 4/15/29	45,558	49,059
0.593%, 12/15/29(l)	5,723	5,658
0.593%, 12/15/30(l)	52,230	52,199
6.500%, 7/25/43	14,392	15,230
2.251%, 10/25/44(l)	1,364,898	1,333,573
2.251%, 2/25/45(l)	1,704,406	1,612,792
Federal National Mortgage Association
4.158%, 5/25/35(l)	$795,529	$779,305
0.306%, 12/25/36(l)	177,482	154,012
0.446%, 10/27/37(l)†	6,700,000	6,338,264
0.596%, 5/25/42(l)	109,029	91,910
5.950%, 2/25/44	202,369	204,101

		28,237,711

Municipal Bonds (0.3%)
City of New York, New York General Obligation Unlimited
1.010%, 1/15/10(l)	4,240,000	4,272,266
Dallas Area Rapid Transit
6.249%, 12/1/34	700,000	727,118
State of Texas
4.750%, 4/1/37	1,700,000	1,771,111
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47	1,345,000	1,063,976

		7,834,471

U.S. Government Agencies (49.9%)
Federal Home Loan Bank
0.480%, 10/25/10	14,000,000	13,984,502
0.850%, 1/20/11	30,000,000	30,062,040
1.800%, 2/10/12	4,000,000	4,005,968
Federal Home Loan Mortgage Corp.
0.314%, 9/3/10(l)	17,250,000	17,257,883
0.343%, 2/1/11(l)	142,600,000	142,430,734
0.379%, 3/9/11(l)	51,150,000	51,226,725
0.657%, 4/1/11(l)	93,360,000	93,484,822
0.609%, 4/7/11(l)	178,870,000	179,084,823
1.750%, 4/20/11	3,500,000	3,523,555
0.389%, 5/4/11(l)^	526,753,000	527,034,286
0.402%, 8/5/11(l)	54,157,000	54,105,063
4.990%, 11/1/23(l)	6,142	6,271
4.879%, 3/1/35(l)	587,571	615,404
4.881%, 10/1/35(l)	304,548	319,792
5.093%, 10/1/35(l)	371,127	391,810
4.850%, 11/1/35(l)	320,842	337,198
6.705%, 7/1/36(l)	4,552,696	4,795,813
6.656%, 9/1/36(l)	4,521,760	4,775,650
6.589%, 10/1/36(l)	5,267,284	5,565,800
5.500%, 11/15/39 TBA	500,000	521,582
Federal National Mortgage Association
0.404%, 2/12/10(l)	1,565,000	1,565,432
0.400%, 7/13/10(l)	10,000,000	9,997,290
0.580%, 10/22/10(l)	30,000,000	30,137,670
2.000%, 2/11/11	1,820,000	1,829,298
1.750%, 4/15/11	10,000,000	10,061,130
5.000%, 1/1/17	24,985	26,474
5.000%, 2/1/18	161,401	171,659
5.000%, 7/1/23	349,690	368,637
6.000%, 2/1/32	25,524	27,197
6.000%, 9/1/32	526,805	561,253
6.000%, 1/1/33	7,504,203	7,993,735
3.440%, 11/1/34(l)	387,457	398,419
4.647%, 1/1/35(l)	84,134	86,123
5.000%, 5/1/35	31,240	32,392
3.413%, 7/1/35(l)	391,506	403,214
5.000%, 10/1/35	312,152	323,419
5.608%, 12/1/35(l)	797,019	845,837
5.000%, 2/1/36	1,776,317	1,840,431
6.000%, 2/1/36	902,563	957,069
5.000%, 3/1/36	748,069	775,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.709%, 3/1/36(l)	$1,044,030	$1,107,977
5.755%, 3/1/36(l)	1,147,427	1,217,707
5.000%, 5/1/36	2,963,892	3,070,869
6.000%, 6/1/36	90,401	95,803
5.500%, 9/1/36	261,921	275,497
6.000%, 9/1/36	20,774	22,015
6.000%, 12/1/36	190,307	201,443
6.000%, 1/1/37	347,157	367,471
6.000%, 3/1/37	2,228,690	2,359,103
6.000%, 5/1/37	202,843	214,902
6.000%, 6/1/37	342,453	362,385
6.000%, 7/1/37	589,110	623,398
6.000%, 8/1/37	19,813,634	20,960,679
6.000%, 9/1/37	20,955,261	22,168,373
6.000%, 10/1/37	6,715,868	7,104,654
6.000%, 11/1/37#	63,056,316	66,706,684
6.000%, 12/1/37	14,022,735	14,834,520
5.500%, 2/1/38	86,719	91,038
6.000%, 3/1/38	7,742,914	8,187,528
6.000%, 4/1/38	13,632,324	14,415,118
6.000%, 6/1/38	935,826	989,358
6.000%, 8/1/38	14,260,484	15,072,663
6.000%, 9/1/38	395,056	417,555
6.000%, 10/1/38	6,478,630	6,847,608
2.251%, 3/1/44(l)	754,403	753,193
2.251%, 7/1/44(l)	18,688	18,658
2.251%, 10/1/44(l)	90,831	90,686
Government National Mortgage Association
6.500%, 10/15/31	1,209	1,305
6.000%, 8/15/32	91,189	97,480
6.000%, 2/15/33	113,064	120,932
6.000%, 10/15/33	11,523	12,300
6.000%, 1/15/34	47,382	50,547
Small Business Administration Series P10A
4.504%, 2/1/14	45,586	46,917

		1,390,837,836

U.S. Treasuries (6.2%)
U.S. Treasury Notes
3.500%, 1/15/11 TIPS	83,771,303	87,200,733
1.125%, 6/30/11#	807,000	811,665
1.875%, 7/15/13 TIPS	43,620,348	45,065,272
2.000%, 1/15/14 TIPS	7,226,348	7,483,787
2.000%, 7/15/14 TIPS#	3,656,096	3,800,055
1.625%, 1/15/15 TIPS	5,301,036	5,400,430
1.875%, 7/15/15 TIPS	21,147,711	21,848,229
2.500%, 7/15/16 TIPS	938,441	1,005,891

		172,616,062

Total Government Securities		1,644,711,524

Total Long-Term Debt Securities (93.4%) (Cost $2,603,015,558)		2,603,689,714

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co.
7.500%	1,100	$982,300

Total Convertible Preferred Stocks (0.0%) (Cost $1,100,000)		982,300

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B† (Cost $—)	1	$1,523

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (6.9%)
Federal Home Loan Mortgage Corp.
0.00%, 10/1/09 #(o)(p)	$150,000	150,000
0.15%, 12/1/09 #(o)(p)	2,985,000	2,984,746
Federal National Mortgage Association
0.05%, 12/17/09 (o)(p)	186,800,000	186,780,012
0.15%, 3/17/10 (o)(p)	1,200,000	1,199,165
U.S. Treasury Bills
0.15%, 3/11/10 #(p)	314,000	313,789

Total Government Securities		191,427,712

Short-Term Investments of Cash Collateral for Securities Loaned (1.4%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	11,005,700	11,005,700
MassMutual Global Funding II
0.40%, 3/26/10 (l)	13,000,000	12,923,573
Monumental Global Funding Ltd.
0.46%, 5/24/10 (l)	13,000,000	12,770,225
Principal Life Income Fund Trust 29
0.40%, 3/22/10 (l)	4,000,000	3,898,268

Total Short-Term Investments of Cash Collateral for Securities Loaned		40,597,766

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 10/1/09	2,462,282	2,462,282

Total Short-Term Investments (8.4%) (Cost/Amortized Cost $234,846,694)		234,487,760

Total Investments Before Options Written and Securities Sold Short (101.8%) (Cost/Amortized Cost $2,838,962,252)		2,839,161,297

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes
November 2009 @ $119.00(d)*	(130)	(132,031)

		(132,031)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
November 2009 @ $112.00*	(445)	(48,672)
November 2009 @ $115.00*	(1,420)	(554,688)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Contracts	Value (Note 1)
EURODollar 1 Year Mid Curve
December 2009 @ $97.50*	(2,710)	$(542,000)

		(1,145,360)

Total Options Written (0.0%) (Premiums Received $2,090,222)		(1,277,391)

Total Investments Before Securities Sold Short (101.8%) (Cost/Amortized Cost $2,836,872,030)		2,837,883,906

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agency (-7.1%)
Federal National Mortgage Association
5.000%, 10/25/39 TBA	$(5,800,000)	$(5,990,312)
5.500%, 10/25/39 TBA	(300,000)	(313,805)
6.000%, 10/25/39 TBA	(19,900,000)	(20,991,392)
6.000%, 11/25/39 TBA	(161,000,000)	(169,314,136)

Total Securities Sold Short (-7.1%) (Proceeds Received $196,130,414)		(196,609,645)

Total Investments after Options Written and Securities Sold Short (94.7%) (Cost/Amortized Cost $2,640,741,616)	2,641,274,261
Other Assets Less Liabilities (5.3%)		148,765,036

Net Assets (100%)		$2,790,039,297

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $6,339,787 or 0.2% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $146,696,042 or 5.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(d)	Covered call option contracts written in connection with securities held.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% - 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462% - 7.500%, maturing 12/1/18 to 3/1/48.

Glossary:

ABS — Asset-Backed Security
CMO — Collateralized Mortgage Obligation
TBA — Security is subject to delayed delivery.
TIPS — Treasury Inflation Protected Security

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
EURODollar	154	June-10	$37,999,500	$38,126,550	$127,050
EURODollar	500	December-10	123,006,250	122,806,250	(200,000)

					$(72,950)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Mexican Peso vs. U.S. Dollar, expiring 11/27/09	565	38	$41,518	$37,892	$3,626
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	12,100	270	246,932	270,331	(23,399)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	4,577	3,317	3,243,111	3,316,912	(73,801)

					$(93,574)

Foreign Currency Sell Contracts
Mexican Peso vs. U.S. Dollar, expiring 11/27/09	39	565	$39,139	$41,518	$(2,379)
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	250	12,100	250,362	246,931	3,431
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	3,209	4,577	3,209,224	3,243,111	(33,887)

					$(32,835)

					$(126,409)

Options Written:

Options written through the nine months ended September 30, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2009	145	$24,190
Options Written	10,381	6,602,226
Options Terminated in Closing Purchase Transactions	(4,324)	(3,576,436)
Options Expired	(1,497)	(959,758)
Options Exercised	—	—

Options Outstanding - September 30, 2009	4,705	$2,090,222

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$222,789,365	$—	$222,789,365
Non-Agency CMO	—	91,889,906	—	91,889,906
Common Stocks
Financials	—	—	1,523	1,523
Convertible Bonds
Government Securities	—	739,801	—	739,801
Convertible Preferred Stocks
Financials	982,300	—	—	982,300
Corporate Bonds
Consumer Staples	—	4,065,148	—	4,065,148
Energy	—	8,164,886	—	8,164,886
Financials	—	575,783,441	—	575,783,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$—	$9,738,305	$—	$9,738,305
Information Technology	—	18,888,616	—	18,888,616
Telecommunication Services	—	24,629,358	—	24,629,358
Utilities	—	2,289,364	—	2,289,364
Forward Currency Contracts	—	7,057	—	7,057
Futures	127,050	—	—	127,050
Government Securities
Agency ABS	—	45,185,444	—	45,185,444
Agency CMO	—	21,899,447	6,338,264	28,237,711
Municipal Bonds	—	7,834,471	—	7,834,471
U.S. Government Agencies	—	1,390,837,836	—	1,390,837,836
U.S. Treasuries	—	172,616,062	—	172,616,062
Short-Term Investments	—	234,487,760	—	234,487,760

Total Asset	$1,109,350	$2,831,846,267	$6,339,787	$2,839,295,404

Liability:
Forward Currency Contracts	$—	$(133,466)	$—	$(133,466)
Futures	(200,000)	—	—	(200,000)
Government Securities
U.S. Government Agencies	—	(196,609,645)	—	(196,609,645)
Options Written
Call Options Written	(132,031)	—	—	(132,031)
Put Options Written	(1,145,360)	—	—	(1,145,360)

Total Liability	$(1,477,391)	$(196,743,111)	$—	$(198,220,502)

Total	$(368,041)	$2,635,103,156	$6,339,787	$2,641,074,902

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-ABS	Investments in Securities-Financials
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	6,338,264	1,523

Balance as of 9/30/09	$6,338,264	$1,523

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$641,327

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$2,672,143,813
Long-term U.S. Treasury securities	2,891,893,522

$5,564,037,335

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$1,332,113,761
Long-term U.S. Treasury securities	4,723,251,918

$6,055,365,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(243,294,601)

Net unrealized depreciation	$(243,294,601)

Federal income tax cost of investments	$3,082,455,898

At September 30, 2009, the Portfolio had loaned securities with a total value of $40,021,206. This was secured by collateral of $41,005,700, which was received as cash and subsequently invested in short-term investments currently valued at $40,597,766, as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.4%)
Asset-Backed Securities (0.6%)
Bayview Financial Acquisition Trust, Series 2005-D AF2
5.402%, 12/28/35(l)	$810,801	$750,184
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7
4.700%, 6/15/15	500,000	528,580
Series 2007-A7 A7
5.750%, 7/15/20	125,000	136,318
Chase Issuance Trust, Series 2005-A10 A10
4.650%, 12/17/12	500,000	515,220
Series 2007-A1 A1
0.263%, 3/15/13(l)	3,834,000	3,808,658
Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,619,713
Series 2008-A9 A9
4.260%, 5/15/13	750,000	780,388
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	200,000	213,729
Series 2003-A7 A7
4.150%, 7/7/17	300,000	308,991
Series 2004-A8 A8
4.900%, 12/12/16	700,000	750,703
Series 2005-A4 A4
4.400%, 6/20/14	600,000	633,729
Series 2006-A3 A3
5.300%, 3/15/18	1,000,000	1,085,796
Series 2007-A8 A8
5.650%, 9/20/19	125,000	137,683
Series 2009-A4 A4
4.900%, 6/23/16	250,000	268,554
CitiFinancial Mortgage Securities, Inc., Series 2003-1 AFPT
3.360%, 1/25/33(e)	495,736	354,803
CPL Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	175,000	199,356
Daimler Chrysler Auto Trust, Series 2007-A A4
5.280%, 3/8/13	200,000	211,693
DB Master Finance LLC, Series 2006-1 A2
5.779%, 6/20/31§	600,000	564,000
Ford Credit Auto Owner Trust, Series 2007-B A4A
5.240%, 7/15/12	100,000	105,432
Home Equity Mortgage Trust, Series 2005-4 A3
4.742%, 1/25/36(e)	50,733	48,956
MBNA Credit Card Master Note Trust, Series 2005-A9 A9
0.283%, 4/15/13(l)	4,185,000	4,158,143
Nissan Auto Receivables Owner Trust, Series 2007-B A4
5.160%, 3/17/14	750,000	789,297
Series 2008-A A4
4.280%, 6/16/14	500,000	521,761
Option One Mortgage Loan Trust, Series 2006-3 M1
0.476%, 2/25/37(l)	$2,915,000	$59,816
PG&E Energy Recovery Funding LLC, Series 2005-1 A5
4.470%, 12/25/14	200,000	212,114
Residential Asset Securities Corp., Series 2003-KS3 A2
0.846%, 5/25/33(l)	208,479	137,235
USAA Auto Owner Trust, Series 2007-2 A4
5.070%, 6/15/13	450,000	472,361
Series 2008-1 A4
4.500%, 10/15/13	800,000	838,380

		20,211,593

Non-Agency CMO (4.8%)
Banc of America Commercial Mortgage, Inc., Series 2004-3 A5
5.578%, 6/10/39(l)	2,090,000	2,070,257
Series 2004-6 A2
4.161%, 12/10/42	2,024,184	2,027,618
Series 2004-6 A3
4.512%, 12/10/42	2,000,000	1,902,748
Series 2006-5 A4
5.414%, 9/10/47	2,815,000	2,660,113
Series 2006-6 A4
5.356%, 10/10/45	520,000	475,890
Series 2007-2 A4
5.867%, 4/10/49(l)	650,000	569,348
Series 2007-3 A4
5.837%, 6/10/49(l)	1,200,000	997,443
Bear Stearns Alt-A Trust, Series 2006-1 22A1
5.297%, 2/25/36(l)	2,104,655	1,142,844
Series 2006-3 22A1
5.948%, 5/25/36(l)	880,559	451,190
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2 A2
6.480%, 2/15/35	1,000,000	1,034,386
Series 2004-T16 A6
4.750%, 2/13/46(l)	1,250,000	1,271,378
Series 2005-PWR7 A3
5.116%, 2/11/41(l)^	2,535,000	2,426,755
Series 2006-PW11 A4
5.622%, 3/11/39(l)	2,030,000	1,941,397
Series 2006-PW12 A4
5.903%, 9/11/38(l)	1,240,000	1,195,693
Citigroup Commercial Mortgage Trust, Inc., Series 2007-C6 A4
5.888%, 12/10/49(l)	750,000	616,665
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4
5.125%, 5/25/35(l)	1,829,083	1,521,181
Series 2006-AR1 3A1
5.500%, 3/25/36(l)	2,746,102	1,738,650
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A1
5.171%, 11/15/44	321,079	325,480
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	750,000	728,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-C8 A4
5.306%, 12/10/46	$510,000	$473,869
Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3
5.467%, 9/15/39	4,520,000	3,664,543
CS First Boston Mortgage Securities Corp., Series 2001-CK6 A3
6.387%, 8/15/36	488,261	511,045
Series 2003-CK2 A2
3.861%, 3/15/36	64,070	64,020
Series 2004-C1 A4
4.750%, 1/15/37(l)	985,000	972,522
Series 2004-C2 A1
3.819%, 5/15/36	355,563	347,848
Deutsche Mortgage Securities, Inc., Series 2005-WF1 1A1
5.139%, 6/26/35(l)§	242,609	239,192
GE Capital Commercial Mortgage Corp., Series 2004-C3 A3
4.865%, 7/10/39(l)	521,000	528,252
Series 2005-C3 A3FX
4.863%, 7/10/45	2,315,000	2,323,031
Series 2007-C1 A4
5.543%, 12/10/49	830,000	677,875
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3 A5
4.864%, 12/10/41	2,650,000	2,391,256
Greenwich Capital Commercial Funding Corp., Series 2003-C1 A4
4.111%, 7/5/35	1,915,000	1,803,417
Series 2003-C2 A3
4.533%, 1/5/36	5,875,000	5,918,477
Series 2005-GG3 A2
4.305%, 8/10/42	3,801,777	3,799,606
Series 2005-GG3 A4
4.799%, 8/10/42(l)	1,125,000	1,089,236
Series 2007-GG9 A2
5.381%, 3/10/39	5,185,000	5,136,159
Series 2007-GG9 A4
5.444%, 3/10/39	6,025,000	5,178,337
GS Mortgage Securities Corp. II, Series 2004-GG2 A6
5.396%, 8/10/38(l)	2,000,000	1,927,525
Series 2006-GG6 A4
5.553%, 4/10/38(l)	5,845,000	5,467,582
Series 2006-GG8 A2
5.479%, 11/10/39	500,000	502,923
Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1
5.901%, 5/25/36(l)	1,202,782	627,782
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	1,250,000	1,243,423
Series 2005-LDP1 A3
4.865%, 3/15/46	625,000	623,953
Series 2005-LDP4 A3A1
4.871%, 10/15/42	550,000	551,412
Series 2006-CB15 A4
5.814%, 6/12/43(l)	2,640,000	2,551,021
Series 2007-CB18 A4
5.440%, 6/12/47	5,730,000	4,924,534
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11 A2
5.016%, 8/12/37	$2,630,000	$2,632,526
Series 2005-CB11 A4
5.335%, 8/12/37(l)	6,190,000	6,130,387
Series 2005-LDP1 A4
5.038%, 3/15/46(l)	6,301,517	6,162,574
Series 2005-LDP3 A2
4.851%, 8/15/42	2,035,000	2,032,267
Series 2005-LDP4 A2
4.790%, 10/15/42	1,468,487	1,466,021
Series 2006-CB14 A4
5.481%, 12/12/44(l)	3,790,000	3,609,454
Series 2007-LDPX A3
5.420%, 1/15/49	2,580,000	2,317,904
LB-UBS Commercial Mortgage Trust, Series 2003-C3 A4
4.166%, 5/15/32	2,810,000	2,752,510
Series 2004-C2 A4
4.367%, 3/15/36	2,115,000	2,052,882
Series 2004-C4 A4
5.399%, 6/15/29(l)	2,985,000	2,883,245
Series 2004-C8 A2
4.201%, 12/15/29	1,411,428	1,413,110
Series 2005-C1 A4
4.742%, 2/15/30	5,930,000	5,731,170
Series 2005-C7 A4
5.197%, 11/15/30(l)	400,000	392,057
Series 2006-C7 A3
5.347%, 11/15/38	1,985,000	1,756,835
Series 2007-C1 A4
5.424%, 2/15/40	3,785,000	3,249,407
Series 2007-C6 A4
5.858%, 7/15/40(l)	500,000	423,946
Lehman XS Trust, Series 2007-4N M1
0.696%, 3/25/47(l)(s)	3,257,152	19,993
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8 A1C1
5.250%, 8/25/36(l)	1,108,473	993,689
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,000,000	1,954,226
Series 2005-CKI1 A6
5.405%, 11/12/37(l)	2,575,000	2,530,672
Series 2005-MKB2 A2
4.806%, 9/12/42^	3,018,939	3,028,111
Series 2007-C1 A4
6.022%, 6/12/50(l)	950,000	809,024
Series 2008-C1 A3
5.710%, 2/12/51	500,000	474,446
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2 A4
6.104%, 6/12/46(l)	805,000	784,129
Series 2006-3 A4
5.414%, 7/12/46(l)	6,255,000	5,875,522
Series 2007-5 A4
5.378%, 8/12/48	500,000	372,128
Morgan Stanley Capital I, Inc., Series 2005-T17 A5
4.780%, 12/13/41	9,300,000	8,595,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-IQ12 A4
5.332%, 12/15/43	$1,816,000	$1,664,050
Series 2007-HQ12 A5
5.810%, 4/12/49(l)	825,000	666,344
Series 2007-IQ15 A4
6.076%, 6/11/49(l)	2,935,000	2,511,099
Series 2007-T25 A3
5.514%, 11/12/49(l)	975,000	858,071
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27 A3
5.765%, 7/15/45(l)	8,786,372	7,545,845
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,445,411
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1 A1A
1.601%, 2/25/47(l)	2,235,645	1,078,109

		164,849,288

Total Asset-Backed and Mortgage- Backed Securities		185,060,881

Corporate Bonds (25.1%)
Consumer Discretionary (2.1%)
Auto Components (0.0%)
Goodyear Tire & Rubber Co.
9.000%, 7/1/15	$900,000	933,750

Automobiles (0.1%)
Daimler Finance N.A. LLC
4.875%, 6/15/10	590,000	601,448
7.750%, 1/18/11	1,190,000	1,261,280
6.500%, 11/15/13	800,000	861,883
Volvo Treasury AB
5.950%, 4/1/15§	2,199,000	2,196,955

		4,921,566

Hotels, Restaurants & Leisure (0.3%)
International Game Technology
7.500%, 6/15/19	75,000	83,111
Marriott International, Inc.
5.625%, 2/15/13	3,418,000	3,487,057
McDonald’s Corp.
4.300%, 3/1/13	300,000	318,577
5.350%, 3/1/18	350,000	381,868
6.300%, 10/15/37	250,000	292,811
Sheraton Holding Corp.
7.375%, 11/15/15	1,139,000	1,121,915
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	1,189,000	1,233,588
6.250%, 2/15/13	1,450,000	1,428,250
Wyndham Worldwide Corp.
6.000%, 12/1/16	1,605,000	1,445,015
Yum! Brands, Inc.
6.875%, 11/15/37	500,000	553,918

		10,346,110

Household Durables (0.2%)
Fortune Brands, Inc.
4.875%, 12/1/13	642,000	643,276
6.375%, 6/15/14	1,000,000	1,039,013
MDC Holdings, Inc.
5.500%, 5/15/13	1,650,000	1,635,237
Mohawk Industries, Inc.
6.875%, 1/15/16	1,440,000	1,432,992
Toll Brothers Finance Corp.
6.750%, 11/1/19	$200,000	$199,387
Whirlpool Corp.
8.000%, 5/1/12	115,000	124,131
5.500%, 3/1/13	300,000	304,222
8.600%, 5/1/14	280,000	313,215

		5,691,473

Media (1.3%)
BSKYB Finance UK plc
5.625%, 10/15/15§	1,175,000	1,271,781
CBS Corp.
6.625%, 5/15/11	300,000	314,258
5.625%, 8/15/12	300,000	311,150
8.875%, 5/15/19	2,165,000	2,387,854
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	274,000	318,238
9.455%, 11/15/22	870,000	1,117,948
Comcast Corp.
5.500%, 3/15/11	1,585,000	1,666,832
5.300%, 1/15/14^	500,000	535,031
5.900%, 3/15/16	600,000	644,821
6.500%, 1/15/17	600,000	658,541
5.700%, 7/1/19^	200,000	211,321
6.500%, 11/15/35	500,000	532,793
6.450%, 3/15/37	1,000,000	1,058,889
6.950%, 8/15/37	600,000	669,697
6.550%, 7/1/39^	200,000	213,725
COX Communications, Inc.
7.125%, 10/1/12	300,000	334,657
CSC Holdings, Inc.
8.500%, 4/15/14§	890,000	934,500
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%, 10/1/14§	870,000	870,000
7.625%, 5/15/16	471,000	503,970
Grupo Televisa S.A.
6.625%, 3/18/25	500,000	495,028
Historic TW, Inc.
9.125%, 1/15/13	500,000	580,608
6.500%, 11/15/36	1,000,000	1,023,253
News America Holdings, Inc.
9.250%, 2/1/13	1,080,000	1,268,713
News America, Inc.
5.300%, 12/15/14	100,000	107,649
6.900%, 3/1/19	500,000	557,940
6.550%, 3/15/33^	695,000	711,332
6.400%, 12/15/35	1,000,000	1,008,778
6.150%, 3/1/37	200,000	195,689
6.650%, 11/15/37	300,000	312,509
Omnicom Group, Inc.
6.250%, 7/15/19	250,000	269,690
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	420,000	517,428
Thomson Reuters Corp.
6.500%, 7/15/18	300,000	339,162
4.700%, 10/15/19	100,000	99,769
Time Warner Cable, Inc.
6.200%, 7/1/13	300,000	326,819
7.500%, 4/1/14	1,320,000	1,513,949
5.850%, 5/1/17	1,100,000	1,159,782
8.250%, 4/1/19	500,000	604,348
6.550%, 5/1/37	300,000	318,767
7.300%, 7/1/38	500,000	577,105
6.750%, 6/15/39^	250,000	270,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Time Warner Entertainment Co. LP
8.375%, 3/15/23	$1,250,000	$1,499,425
Time Warner, Inc.
6.875%, 5/1/12	2,075,000	2,284,202
5.875%, 11/15/16^	300,000	318,124
7.625%, 4/15/31	2,155,000	2,415,195
7.700%, 5/1/32	750,000	848,090
Turner Broadcasting System, Inc.
8.375%, 7/1/13	1,970,000	2,247,987
Univision Communications, Inc.
12.000%, 7/1/14^§	197,000	211,775
Viacom, Inc.
4.375%, 9/15/14	250,000	255,288
5.625%, 9/15/19	200,000	203,282
6.875%, 4/30/36	300,000	316,918
Walt Disney Co.
4.500%, 12/15/13	500,000	533,604
6.000%, 7/17/17	500,000	559,897
5.500%, 3/15/19^	1,110,000	1,205,285
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,510,702
8.000%, 9/15/14	1,907,000	2,091,872

		44,316,329

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	300,000	327,885
Nordstrom, Inc.
6.750%, 6/1/14	60,000	65,819
6.250%, 1/15/18	400,000	414,582
Target Corp.
5.125%, 1/15/13	600,000	646,238
6.000%, 1/15/18^	300,000	337,984
6.500%, 10/15/37	200,000	223,771
7.000%, 1/15/38	600,000	702,226

		2,718,505

Specialty Retail (0.1%)
AutoZone, Inc.
5.750%, 1/15/15	250,000	266,179
Home Depot, Inc.
5.400%, 3/1/16	800,000	836,389
5.875%, 12/16/36	250,000	242,551
Lowe’s Cos., Inc.
5.600%, 9/15/12	300,000	331,962
5.500%, 10/15/35	300,000	308,414
6.650%, 9/15/37	150,000	174,233
Staples, Inc.
9.750%, 1/15/14	500,000	600,619
TJX Cos., Inc.
6.950%, 4/15/19	145,000	170,245

		2,930,592

Total Consumer Discretionary		71,858,325

Consumer Staples (1.8%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.
6.000%, 4/15/11	300,000	315,281
4.950%, 1/15/14	300,000	310,251
Bottling Group LLC
6.950%, 3/15/14	1,765,000	2,057,023
5.125%, 1/15/19	500,000	532,828
Coca-Cola Co.
5.350%, 11/15/17	2,075,000	2,265,815
4.875%, 3/15/19	$250,000	$263,837
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12	300,000	340,311
7.375%, 3/3/14	500,000	587,023
8.500%, 2/1/22	1,000,000	1,345,533
Diageo Capital plc
7.375%, 1/15/14	1,780,000	2,062,840
5.750%, 10/23/17	300,000	329,274
Diageo Finance B.V.
5.500%, 4/1/13	600,000	651,782
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	500,000	568,391
PepsiCo, Inc.
4.650%, 2/15/13	1,325,000	1,426,625
5.000%, 6/1/18	300,000	321,140
7.900%, 11/1/18	600,000	757,631

		14,135,585

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.500%, 3/15/17	300,000	327,999
CVS Caremark Corp.
6.125%, 8/15/16	500,000	548,171
5.750%, 6/1/17	300,000	321,152
6.600%, 3/15/19	250,000	281,817
6.250%, 6/1/27	200,000	212,585
Delhaize America, Inc.
9.000%, 4/15/31	100,000	131,579
Kroger Co.
5.000%, 4/15/13	300,000	316,465
7.500%, 1/15/14	500,000	576,205
3.900%, 10/1/15	200,000	201,590
6.800%, 12/15/18	609,000	694,256
6.150%, 1/15/20	500,000	552,931
Safeway, Inc.
6.350%, 8/15/17	300,000	333,024
5.000%, 8/15/19	500,000	511,294
Sysco Corp.
5.250%, 2/12/18	500,000	536,502
6.625%, 3/17/39^	200,000	244,460
Walgreen Co.
4.875%, 8/1/13	300,000	323,382
Wal-Mart Stores, Inc.
4.125%, 2/15/11	600,000	625,219
4.250%, 4/15/13	1,930,000	2,056,755
4.550%, 5/1/13	600,000	647,587
5.800%, 2/15/18	500,000	561,643
7.550%, 2/15/30	500,000	642,807
6.500%, 8/15/37	1,050,000	1,225,466
6.200%, 4/15/38	150,000	170,708

		12,043,597

Food Products (0.6%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	300,000	349,797
5.375%, 9/15/35	500,000	503,126
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	2,210,000	2,336,622
5.100%, 7/15/15	705,000	700,529
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	1,705,000	1,776,982
Campbell Soup Co.
6.750%, 2/15/11	1,130,000	1,212,601
3.375%, 8/15/14	200,000	204,539
4.500%, 2/15/19	500,000	513,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
ConAgra Foods, Inc.
6.750%, 9/15/11	$800,000	$872,917
8.250%, 9/15/30	100,000	125,922
General Mills, Inc.
5.650%, 9/10/12	300,000	327,410
5.650%, 2/15/19	500,000	541,516
H.J. Heinz Co.
5.350%, 7/15/13	600,000	644,281
Kellogg Co.
4.250%, 3/6/13	300,000	315,077
4.450%, 5/30/16	750,000	784,411
Kraft Foods, Inc.
4.125%, 11/12/09	1,270,000	1,274,280
6.250%, 6/1/12	3,835,000	4,170,332
5.250%, 10/1/13	1,965,000	2,069,532
6.125%, 2/1/18	800,000	847,743
6.875%, 2/1/38	300,000	330,262
Ralcorp Holdings, Inc.
6.625%, 8/15/39§	200,000	210,633
Sara Lee Corp.
6.125%, 11/1/32	100,000	101,796

		20,213,355

Household Products (0.2%)
Clorox Co.
5.000%, 3/1/13	1,000,000	1,060,762
Colgate-Palmolive Co.
3.150%, 8/5/15	60,000	61,533
Kimberly-Clark Corp.
6.125%, 8/1/17	300,000	341,629
6.625%, 8/1/37	300,000	370,175
Procter & Gamble Co.
4.600%, 1/15/14	1,000,000	1,074,295
4.850%, 12/15/15	300,000	331,231
4.700%, 2/15/19	2,051,000	2,143,539
5.550%, 3/5/37	500,000	538,426

		5,921,590

Personal Products (0.1%)
Avon Products, Inc.
6.500%, 3/1/19	1,905,000	2,169,372

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	1,775,000	2,204,651
9.250%, 8/6/19	1,000,000	1,221,956
9.950%, 11/10/38	350,000	475,859
Lorillard Tobacco Co.
8.125%, 6/23/19	155,000	175,905
Philip Morris International, Inc.
4.875%, 5/16/13	500,000	531,164
5.650%, 5/16/18	300,000	319,325
6.375%, 5/16/38	350,000	402,794
Reynolds American, Inc.
7.250%, 6/1/13	300,000	326,414
7.625%, 6/1/16	755,000	807,867

		6,465,935

Total Consumer Staples		60,949,434

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc.
6.500%, 11/15/13	1,010,000	1,149,079
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	65,000	70,000
Halliburton Co.
6.150%, 9/15/19	$250,000	$280,427
6.700%, 9/15/38	500,000	586,383
7.450%, 9/15/39	250,000	316,776
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	139,773
Transocean, Inc.
6.000%, 3/15/18	100,000	106,823
6.800%, 3/15/38	250,000	286,190
Weatherford International Ltd.
5.150%, 3/15/13	520,000	546,204
6.000%, 3/15/18	300,000	310,832
7.000%, 3/15/38	500,000	539,037

		4,331,524

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	826,000	875,196
6.450%, 9/15/36	1,470,000	1,517,765
Apache Corp.
5.250%, 4/15/13	895,000	960,138
6.000%, 1/15/37	300,000	333,807
Buckeye Partners LP
5.500%, 8/15/19	150,000	153,312
Canadian Natural Resources Ltd.
5.150%, 2/1/13	435,000	462,644
5.700%, 5/15/17	500,000	531,360
6.250%, 3/15/38	300,000	319,601
Cenovus Energy, Inc.
4.500%, 9/15/14§	500,000	510,879
5.700%, 10/15/19§	300,000	307,617
6.750%, 11/15/39§	400,000	431,013
Chevron Corp.
4.950%, 3/3/19	500,000	533,696
Conoco Funding Co.
6.350%, 10/15/11	1,300,000	1,424,536
Conoco, Inc.
6.950%, 4/15/29	750,000	880,169
ConocoPhillips
6.000%, 1/15/20	500,000	554,125
5.900%, 5/15/38	100,000	106,932
6.500%, 2/1/39	625,000	720,466
ConocoPhillips Canada
5.625%, 10/15/16	600,000	657,160
Devon Financing Corp. ULC
7.875%, 9/30/31	600,000	743,189
Ecopertrol S.A.
7.625%, 7/23/19§	779,000	853,005
Enbridge Energy Partners LP Series B
7.500%, 4/15/38	500,000	571,025
EnCana Corp.
5.900%, 12/1/17	100,000	106,795
6.500%, 5/15/19	625,000	693,847
6.625%, 8/15/37	100,000	110,596
6.500%, 2/1/38	500,000	536,735
Energy Transfer Partners LP
6.700%, 7/1/18	1,860,000	1,990,380
9.700%, 3/15/19	500,000	618,894
7.500%, 7/1/38	3,350,000	3,865,428
Enterprise Products Operating LLC
9.750%, 1/31/14	500,000	603,693
5.600%, 10/15/14	505,000	537,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series L
6.300%, 9/15/17	$500,000	$538,541
EOG Resources, Inc.
6.875%, 10/1/18	100,000	117,732
5.625%, 6/1/19	125,000	136,840
Gaz Capital S.A.
6.212%, 11/22/16	2,525,000	2,422,990
Hess Corp.
6.650%, 8/15/11	300,000	321,932
8.125%, 2/15/19	750,000	901,009
7.875%, 10/1/29	895,000	1,048,321
Husky Energy, Inc.
5.900%, 6/15/14	105,000	113,268
7.250%, 12/15/19	65,000	74,551
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	300,000	313,835
9.000%, 2/1/19	1,000,000	1,211,646
6.850%, 2/15/20	30,000	32,767
5.800%, 3/15/35	300,000	282,899
Magellan Midstream Partners LP
6.550%, 7/15/19	125,000	138,902
Marathon Oil Corp.
5.900%, 3/15/18	750,000	783,829
7.500%, 2/15/19	500,000	576,714
6.600%, 10/1/37	100,000	105,973
Nabors Industries, Inc.
9.250%, 1/15/19	2,520,000	2,994,798
Nexen, Inc.
6.200%, 7/30/19^	80,000	82,974
6.400%, 5/15/37	300,000	292,061
7.500%, 7/30/39	145,000	157,893
Noble Energy, Inc.
8.250%, 3/1/19	1,873,000	2,260,956
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	577,640
4.125%, 6/1/16	250,000	257,132
ONEOK Partners LP
8.625%, 3/1/19	500,000	596,875
Pemex Project Funding Master Trust
5.750%, 3/1/18^	1,000,000	988,750
6.625%, 6/15/35	300,000	289,781
Petrobras International Finance Co.
6.125%, 10/6/16^	500,000	533,750
5.875%, 3/1/18^	300,000	311,170
7.875%, 3/15/19	300,000	346,125
Petro-Canada, Inc.
9.250%, 10/15/21	300,000	376,498
6.800%, 5/15/38	500,000	533,672
Plains All American Pipeline LP
6.500%, 5/1/18	500,000	535,548
6.650%, 1/15/37	100,000	105,329
Premcor Refining Group, Inc.
7.500%, 6/15/15	751,000	770,814
Shell International Finance B.V.
1.300%, 9/22/11	500,000	501,355
4.950%, 3/22/12	100,000	107,797
4.000%, 3/21/14	500,000	525,208
4.300%, 9/22/19	700,000	703,431
6.375%, 12/15/38	500,000	593,726
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	532,062
StatoilHydro ASA
3.875%, 4/15/14	250,000	261,787
5.250%, 4/15/19	$105,000	$113,505
7.150%, 1/15/29	100,000	122,866
Suncor Energy, Inc.
7.150%, 2/1/32	100,000	109,477
6.500%, 6/15/38	250,000	258,294
Talisman Energy, Inc.
7.750%, 6/1/19	90,000	105,824
6.250%, 2/1/38	150,000	153,020
Tesoro Corp.
6.500%, 6/1/17	1,045,000	945,725
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	1,000,000	1,179,817
7.250%, 8/15/38	600,000	743,943
6.350%, 5/15/67(l)	1,690,000	1,480,678
Valero Energy Corp.
6.875%, 4/15/12	4,330,000	4,660,037
4.750%, 6/15/13	100,000	100,117
9.375%, 3/15/19^	150,000	174,791
6.625%, 6/15/37	100,000	89,307
Williams Cos., Inc.
7.125%, 9/1/11	1,615,000	1,712,426
8.125%, 3/15/12	1,205,000	1,309,799
7.625%, 7/15/19	500,000	539,825
7.750%, 6/15/31	1,471,000	1,542,458
8.750%, 3/15/32	600,000	688,058
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	466,788
XTO Energy, Inc.
7.500%, 4/15/12	300,000	332,615
6.500%, 12/15/18	600,000	662,377
6.750%, 8/1/37	600,000	667,459

		65,029,974

Total Energy		69,361,498

Financials (10.1%)
Capital Markets (2.2%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	600,000	650,116
5.125%, 8/27/13	750,000	810,715
4.300%, 5/15/14	145,000	153,548
Bear Stearns Cos., Inc.
5.700%, 11/15/14	300,000	321,327
5.550%, 1/22/17	1,705,000	1,724,130
6.400%, 10/2/17	1,500,000	1,631,804
Charles Schwab Corp.
4.950%, 6/1/14	50,000	52,721
Citigroup Funding, Inc.
0.392%, 5/5/11(l)	13,740,000	13,733,391
Deutsche Bank AG/London
5.000%, 10/12/10	1,190,000	1,228,606
5.375%, 10/12/12	1,100,000	1,189,918
4.875%, 5/20/13	600,000	639,101
6.000%, 9/1/17	500,000	539,586
Goldman Sachs Capital I
6.345%, 2/15/34	500,000	459,191
Goldman Sachs Group, Inc.
1.700%, 3/15/11^	1,650,000	1,669,828
6.600%, 1/15/12	600,000	651,523
3.250%, 6/15/12	2,000,000	2,087,262
3.625%, 8/1/12	285,000	292,581
5.450%, 11/1/12	1,000,000	1,070,976
4.750%, 7/15/13	2,070,000	2,160,238
5.250%, 10/15/13	1,200,000	1,273,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
5.150%, 1/15/14		$1,300,000	$1,364,919
6.000%, 5/1/14		1,045,000	1,136,475
5.125%, 1/15/15		1,295,000	1,353,311
5.350%, 1/15/16		2,000,000	2,065,658
5.950%, 1/18/18		1,300,000	1,348,714
7.500%, 2/15/19		2,885,000	3,299,335
6.125%, 2/15/33		300,000	320,767
6.750%, 10/1/37		1,600,000	1,651,250
Jefferies Group, Inc.
8.500%, 7/15/19		500,000	529,184
Merrill Lynch & Co., Inc.
6.150%, 4/25/13		600,000	634,859
6.050%, 5/16/16		1,448,000	1,451,083
6.400%, 8/28/17		1,070,000	1,083,657
6.875%, 4/25/18		900,000	946,527
7.750%, 5/14/38		1,300,000	1,464,995
Morgan Stanley
5.050%, 1/21/11		1,580,000	1,634,344
6.750%, 4/15/11		3,595,000	3,833,255
3.250%, 12/1/11^		2,000,000	2,080,560
5.625%, 1/9/12		1,260,000	1,335,095
1.950%, 6/20/12		1,000,000	1,010,100
5.750%, 8/31/12		500,000	535,056
5.300%, 3/1/13		600,000	628,699
4.750%, 4/1/14		1,800,000	1,786,716
6.000%, 5/13/14		200,000	212,921
5.375%, 10/15/15		500,000	516,115
5.450%, 1/9/17		600,000	600,838
5.950%, 12/28/17		600,000	610,886
6.625%, 4/1/18		2,125,000	2,247,024
7.300%, 5/13/19		200,000	220,055
5.625%, 9/23/19		1,500,000	1,474,949
7.250%, 4/1/32		500,000	580,013
Northern Trust Corp.
4.625%, 5/1/14^		65,000	69,163
Raymond James Financial, Inc.
8.600%, 8/15/19		200,000	220,853
UBS Preferred Funding Trust I
8.622%, 10/29/49(l)		3,535,000	3,255,784

			73,843,660

Commercial Banks (2.7%)
ABN Amro Bank N.V.
4.310%, 3/29/49(l)	EUR	525,000	426,384
American Express Bank FSB
3.150%, 12/9/11		$1,000,000	1,038,167
5.500%, 4/16/13		1,200,000	1,266,494
ANZ National International Ltd./New Zealand
6.200%, 7/19/13§		2,065,000	2,259,570
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11		295,000	323,210
BankAmerica Capital II
8.000%, 12/15/26		691,000	666,815
Barclays Bank plc
5.450%, 9/12/12		1,622,000	1,743,026
5.000%, 9/22/16		1,000,000	1,012,768
6.750%, 5/22/19		300,000	335,531
8.550%, 12/31/49(l)§		1,255,000	1,142,050
BB&T Corp.
3.375%, 9/25/13		300,000	301,200
4.900%, 6/30/17		1,000,000	984,173
Citibank N.A.
1.500%, 7/12/11		2,000,000	2,012,868
1.250%, 9/22/11		350,000	350,045
Commerzbank Capital Funding Trust I
5.012%, 3/29/49(l)	EUR	250,000	$192,065
Compass Bank
5.500%, 4/1/20		$1,769,000	1,505,985
Credit Suisse/New York
3.450%, 7/2/12		400,000	408,206
5.000%, 5/15/13		2,000,000	2,116,636
5.500%, 5/1/14		500,000	537,289
6.000%, 2/15/18		600,000	628,174
Dexia Credit Local S.A./Stockholm
4.300%, 11/29/49(l)	EUR	600,000	434,615
Fifth Third Bancorp
6.250%, 5/1/13		$1,000,000	1,031,406
GMAC, Inc.
2.200%, 12/19/12		1,000,000	1,010,676
HBOS Capital Funding LP
4.939%, 5/29/49(l)	EUR	106,000	83,762
HSBC Bank USA/New York
4.625%, 4/1/14		$600,000	619,244
HSBC Holdings plc
6.500%, 5/2/36		600,000	650,019
6.500%, 9/15/37		750,000	811,216
6.800%, 6/1/38		350,000	392,738
Huntington National Bank
4.375%, 1/15/10^		940,000	940,889
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		600,000	631,049
KeyBank N.A.
7.000%, 2/1/11		1,135,000	1,178,708
5.800%, 7/1/14		300,000	290,835
KeyCorp
6.500%, 5/14/13		750,000	767,756
Korea Development Bank
4.625%, 9/16/10		900,000	919,399
5.300%, 1/17/13		600,000	623,365
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11		1,000,000	1,032,541
1.875%, 3/15/11		1,500,000	1,521,155
3.750%, 6/27/11		2,000,000	2,094,660
3.250%, 10/14/11		600,000	624,165
4.000%, 10/15/13		1,100,000	1,166,962
3.500%, 3/10/14		2,000,000	2,080,802
4.125%, 10/15/14		1,000,000	1,024,860
5.125%, 3/14/16		1,030,000	1,137,820
4.500%, 7/16/18		1,600,000	1,694,029
(Zero Coupon), 6/29/37^		1,000,000	277,970
Landwirtschaftliche Rentenbank
3.250%, 3/15/13		927,000	958,954
4.125%, 7/15/13		600,000	632,259
5.125%, 2/1/17^		1,495,000	1,624,582
Lloyds Banking Group plc
6.657%, 1/29/49(l)§		1,600,000	976,000
5.920%, 9/29/49(l)§		1,400,000	798,000
6.267%, 11/29/49(l)§		2,308,000	1,315,560
M&I Marshall & Ilsley Bank
5.000%, 1/17/17		1,310,000	956,715
National Capital Trust II
5.486%, 12/29/49(l)§		590,000	426,275
National City Bank/Ohio
6.250%, 3/15/11		1,535,000	1,567,002
6.200%, 12/15/11		755,000	806,212
National City Corp.
4.900%, 1/15/15		750,000	759,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
PNC Funding Corp.
5.625%, 2/1/17	$750,000	$737,990
Rabobank Nederland N.V.
11.000%, 6/29/49(l)§	220,000	269,500
Regions Bank/Alabama
3.250%, 12/9/11	1,000,000	1,040,306
Regions Financial Corp.
6.375%, 5/15/12	915,000	858,857
Royal Bank of Scotland Group plc
5.000%, 10/1/14	600,000	542,663
Royal Bank of Scotland plc
2.625%, 5/11/12§	4,365,000	4,429,851
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
6.299%, 5/15/17(m)	1,455,000	1,393,162
7.750%, 5/29/18§	7,325,000	7,533,030
SouthTrust Corp.
5.800%, 6/15/14	1,195,000	1,215,725
Sovereign Bank
8.750%, 5/30/18	500,000	576,393
Standard Chartered plc
6.409%, 12/31/49(l)§	1,710,000	1,316,700
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17	300,000	282,826
U.S. Bancorp
4.200%, 5/15/14	250,000	261,248
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,600,000	1,728,459
UBS AG/Connecticut
5.750%, 4/25/18	600,000	609,764
Union Planters Corp.
7.750%, 3/1/11	778,000	764,411
Wachovia Bank N.A.
4.875%, 2/1/15	600,000	615,368
6.600%, 1/15/38	1,500,000	1,646,529
Wachovia Corp.
5.300%, 10/15/11	1,100,000	1,165,442
5.500%, 5/1/13	1,840,000	1,968,747
5.250%, 8/1/14	1,000,000	1,015,564
5.750%, 2/1/18^	1,100,000	1,164,192
5.500%, 8/1/35	500,000	451,212
Wells Fargo & Co.
4.200%, 1/15/10	1,425,000	1,436,243
4.875%, 1/12/11	600,000	619,686
3.000%, 12/9/11^	750,000	776,712
4.375%, 1/31/13	1,000,000	1,032,630
3.750%, 10/1/14	800,000	795,997
5.625%, 12/11/17	3,070,000	3,224,700
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	500,000	440,000

		93,025,813

Consumer Finance (0.5%)
American Express Co.
7.250%, 5/20/14^	250,000	280,892
6.150%, 8/28/17^	800,000	840,316
7.000%, 3/19/18	500,000	550,039
8.125%, 5/20/19	2,255,000	2,666,968
American Express Credit Corp.
5.875%, 5/2/13^	300,000	318,082
7.300%, 8/20/13^	1,250,000	1,386,240
Capital One Financial Corp.
7.375%, 5/23/14	1,125,000	1,255,516
6.150%, 9/1/16	100,000	98,200
6.750%, 9/15/17	500,000	530,642
HSBC Finance Corp.
5.250%, 1/14/11	$600,000	$616,820
7.000%, 5/15/12	660,000	712,974
6.375%, 11/27/12	600,000	645,232
5.000%, 6/30/15	600,000	602,299
5.500%, 1/19/16	500,000	511,147
International Lease Finance Corp.
5.750%, 6/15/11	800,000	728,709
6.375%, 3/25/13	1,000,000	801,958
6.625%, 11/15/13	600,000	475,751
5.650%, 6/1/14	168,000	128,945
SLM Corp.
5.400%, 10/25/11	1,061,000	979,006
5.375%, 1/15/13	1,565,000	1,304,831
5.000%, 10/1/13^	1,000,000	796,059
5.375%, 5/15/14	1,260,000	964,376
8.450%, 6/15/18	100,000	79,750

		17,274,752

Diversified Financial Services (3.2%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	600,000	638,641
Ameriprise Financial, Inc.
7.300%, 6/28/19	45,000	49,607
Bank of America Corp.
2.100%, 4/30/12	1,000,000	1,014,032
3.125%, 6/15/12	2,500,000	2,600,195
5.375%, 9/11/12	3,630,000	3,800,011
4.900%, 5/1/13	2,200,000	2,255,370
7.375%, 5/15/14	1,465,000	1,630,053
6.500%, 8/1/16	700,000	735,806
5.625%, 10/14/16	1,300,000	1,313,186
5.650%, 5/1/18	1,500,000	1,481,085
7.625%, 6/1/19	3,635,000	4,095,885
7.250%, 10/15/25	100,000	101,228
Bank of America N.A.
5.300%, 3/15/17	300,000	287,793
Boeing Capital Corp.
6.500%, 2/15/12	300,000	330,385
BP Capital Markets plc
1.550%, 8/11/11	300,000	301,015
5.250%, 11/7/13	1,000,000	1,095,429
3.625%, 5/8/14	200,000	206,061
3.875%, 3/10/15	350,000	361,571
4.750%, 3/10/19	250,000	262,845
Caterpillar Financial Services Corp.
5.050%, 12/1/10	300,000	310,655
4.900%, 8/15/13	300,000	317,300
6.125%, 2/17/14^	500,000	548,158
7.150%, 2/15/19^	750,000	869,671
CIT Group, Inc.
7.625%, 11/30/12	1,940,000	1,263,543
5.850%, 9/15/16	1,565,000	986,315
Citigroup Funding, Inc.
1.875%, 10/22/12	500,000	500,969
Citigroup, Inc.
5.125%, 2/14/11	2,100,000	2,140,576
2.875%, 12/9/11	1,500,000	1,548,430
2.125%, 4/30/12^	2,000,000	2,028,306
5.300%, 10/17/12	1,000,000	1,031,750
5.500%, 4/11/13	4,600,000	4,707,300
6.500%, 8/19/13	990,000	1,039,252
5.000%, 9/15/14	1,050,000	999,164
5.500%, 10/15/14	1,200,000	1,198,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.850%, 8/2/16	$600,000	$586,637
6.125%, 11/21/17^	750,000	744,637
6.125%, 5/15/18^	1,025,000	1,009,259
8.500%, 5/22/19	3,600,000	4,063,806
6.125%, 8/25/36	500,000	429,101
6.875%, 3/5/38	1,000,000	1,003,031
8.125%, 7/15/39	1,060,000	1,186,552
Countrywide Home Loans, Inc.
4.000%, 3/22/11	24,000	24,392
Credit Suisse USA, Inc.
6.500%, 1/15/12	300,000	325,069
5.500%, 8/15/13^	372,000	401,829
5.850%, 8/16/16	1,000,000	1,072,526
General Electric Capital Corp.
5.000%, 11/15/11	1,000,000	1,052,553
4.375%, 11/21/11^	1,980,000	2,045,011
3.000%, 12/9/11	1,500,000	1,552,440
5.875%, 2/15/12^	1,300,000	1,384,209
2.200%, 6/8/12	1,000,000	1,015,458
6.000%, 6/15/12^	1,000,000	1,071,024
5.250%, 10/19/12	1,300,000	1,374,415
2.625%, 12/28/12	2,000,000	2,049,102
4.800%, 5/1/13	2,490,000	2,584,832
5.900%, 5/13/14	250,000	268,073
4.375%, 9/21/15	1,000,000	990,361
5.625%, 5/1/18^	4,165,000	4,145,016
6.750%, 3/15/32	1,200,000	1,225,108
5.875%, 1/14/38	1,000,000	917,080
6.875%, 1/10/39	1,500,000	1,570,995
John Deere Capital Corp.
7.000%, 3/15/12	1,100,000	1,227,438
2.875%, 6/19/12	750,000	774,896
5.250%, 10/1/12	2,290,000	2,476,413
5.500%, 4/13/17	300,000	324,080
5.750%, 9/10/18	300,000	327,394
JPMorgan Chase & Co.
6.750%, 2/1/11	3,675,000	3,903,383
1.650%, 2/23/11	1,000,000	1,010,930
5.600%, 6/1/11	1,000,000	1,060,829
3.125%, 12/1/11	1,500,000	1,556,449
5.350%, 2/1/12	600,000	637,375
6.625%, 3/15/12	1,300,000	1,419,293
2.125%, 6/22/12	1,500,000	1,521,991
4.750%, 5/1/13	600,000	635,219
4.650%, 6/1/14	250,000	260,746
5.125%, 9/15/14	1,000,000	1,041,813
3.700%, 1/20/15	1,200,000	1,189,417
6.000%, 1/15/18	1,000,000	1,073,325
6.300%, 4/23/19	3,025,000	3,302,474
6.400%, 5/15/38	600,000	671,726
7.900%, 4/29/49(l)	705,000	676,920
KBC Bank Funding Trust III
9.860%, 11/29/49(l)§	1,600,000	1,104,000
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,000,000	923,779
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	100,000	105,752
8.000%, 3/1/32	600,000	705,453
Textron Financial Corp.
4.600%, 5/3/10	249,000	248,099
5.125%, 2/3/11	455,000	455,270
5.400%, 4/28/13	325,000	319,117
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 8/7/18	$2,260,000	$2,474,700
UFJ Finance Aruba AEC
6.750%, 7/15/13	755,000	838,975
Unilever Capital Corp.
7.125%, 11/1/10	300,000	320,280
4.800%, 2/15/19	500,000	525,410

		109,255,315

Insurance (0.9%)
ACE INA Holdings, Inc.
5.900%, 6/15/19^	50,000	54,452
Aflac, Inc.
8.500%, 5/15/19	150,000	178,811
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	2,145,000	2,241,664
Allstate Corp.
6.200%, 5/16/14	250,000	275,789
7.450%, 5/16/19	250,000	297,974
American Financial Group, Inc.
9.875%, 6/15/19	100,000	109,849
American International Group, Inc.
5.050%, 10/1/15	800,000	592,829
5.850%, 1/16/18	600,000	434,405
8.250%, 8/15/18^	900,000	764,849
Assurant, Inc.
5.625%, 2/15/14	495,000	509,392
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	250,000	262,095
5.000%, 8/15/13	1,000,000	1,086,110
5.400%, 5/15/18	1,000,000	1,077,955
Chubb Corp.
5.750%, 5/15/18	600,000	658,141
Genworth Financial, Inc.
6.515%, 5/22/18^	3,335,000	2,856,234
Liberty Mutual Group, Inc.
5.750%, 3/15/14^§	840,000	790,682
Lincoln National Corp.
8.750%, 7/1/19	760,000	878,991
Markel Corp.
7.125%, 9/30/19	200,000	207,455
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	600,000	624,394
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	1,115,000	1,366,468
MetLife, Inc.
5.000%, 6/15/15	600,000	626,580
7.717%, 2/15/19	1,000,000	1,177,276
5.700%, 6/15/35	300,000	308,545
6.400%, 12/15/36	500,000	422,500
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	1,975,000	2,104,663
Principal Financial Group, Inc.
7.875%, 5/15/14	1,600,000	1,768,109
Principal Life Income Funding Trusts
5.300%, 4/24/13	300,000	307,766
Prudential Financial, Inc.
5.150%, 1/15/13	2,180,000	2,244,312
5.100%, 9/20/14	300,000	303,154
6.200%, 1/15/15	310,000	327,969
6.000%, 12/1/17	276,000	279,727
7.375%, 6/15/19	765,000	853,748
5.700%, 12/14/36	200,000	179,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26		$3,435,000	$3,241,084
Travelers Cos., Inc.
6.750%, 6/20/36		700,000	831,948
XL Capital Ltd.
5.250%, 9/15/14		1,250,000	1,227,086

			31,472,226

Real Estate Investment Trusts (REITs) (0.6%)
AvalonBay Communities, Inc.
5.700%, 3/15/17		200,000	204,263
6.100%, 3/15/20		200,000	206,131
ERP Operating LP
5.250%, 9/15/14		1,615,000	1,638,414
5.125%, 3/15/16		600,000	585,464
HCP, Inc.
5.650%, 12/15/13		2,245,000	2,221,055
6.000%, 1/30/17		1,965,000	1,835,170
Health Care REIT, Inc.
6.200%, 6/1/16		2,925,000	2,732,860
Healthcare Realty Trust, Inc.
5.125%, 4/1/14		2,802,000	2,636,402
Hospitality Properties Trust
7.875%, 8/15/14		250,000	250,481
Kimco Realty Corp.
6.875%, 10/1/19		200,000	204,552
Mack-Cali Realty Corp.
7.750%, 8/15/19		200,000	206,079
ProLogis
7.625%, 8/15/14		175,000	178,843
5.625%, 11/15/15		800,000	726,969
Simon Property Group LP
5.000%, 3/1/12		2,620,000	2,701,762
6.750%, 5/15/14^		105,000	112,611
5.625%, 8/15/14		1,520,000	1,568,380
5.250%, 12/1/16		300,000	295,710
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15		509,000	505,183
6.750%, 4/1/17		480,000	470,400

			19,280,729

Specialized Finance (0.0%)
Toll Brothers Finance Corp.
6.875%, 11/15/12		600,000	633,005
5.150%, 5/15/15		165,000	158,664

			791,669

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16^		756,000	757,195
HBOS Euro Finance LP
7.627%, 12/29/49(l)	EUR	370,000	351,936

			1,109,131

Total Financials			346,053,295

Health Care (1.5%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14		$300,000	324,558
5.700%, 2/1/19		500,000	549,635
6.400%, 2/1/39		500,000	573,133
Genentech, Inc.
5.250%, 7/15/35		300,000	297,879

			1,745,205

Health Care Equipment & Supplies (0.1%)
Baxter FinCo B.V.
4.750%, 10/15/10		$1,791,000	$1,861,642
Baxter International, Inc.
4.625%, 3/15/15		300,000	321,555
6.250%, 12/1/37		100,000	116,248
Covidien International Finance S.A.
6.000%, 10/15/17		600,000	665,655
Hospira, Inc.
6.400%, 5/15/15		45,000	50,034

			3,015,134

Health Care Providers & Services (0.5%)
Aetna, Inc.
6.000%, 6/15/16		300,000	316,418
6.750%, 12/15/37		500,000	527,644
Bausch & Lomb, Inc.
9.875%, 11/1/15^		780,000	817,050
Cardinal Health, Inc.
5.500%, 6/15/13		300,000	314,558
CIGNA Corp.
7.875%, 5/15/27		100,000	96,569
Coventry Health Care, Inc.
6.300%, 8/15/14		1,495,000	1,467,958
6.125%, 1/15/15		190,000	183,214
5.950%, 3/15/17		485,000	434,876
Express Scripts, Inc.
6.250%, 6/15/14		1,000,000	1,098,945
HCA, Inc.
8.500%, 4/15/19§		200,000	209,000
7.875%, 2/15/20§		700,000	702,625
Humana, Inc.
6.450%, 6/1/16		215,000	216,852
7.200%, 6/15/18		1,560,000	1,578,825
6.300%, 8/1/18		320,000	305,198
McKesson Corp.
6.500%, 2/15/14		500,000	548,073
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	113,310
UnitedHealth Group, Inc.
5.250%, 3/15/11		2,165,000	2,250,139
6.000%, 2/15/18		500,000	525,423
6.875%, 2/15/38		500,000	551,916
WellPoint, Inc.
4.250%, 12/15/09		1,581,000	1,591,808
6.000%, 2/15/14		500,000	538,177
5.875%, 6/15/17		115,000	121,380
7.000%, 2/15/19		1,475,000	1,676,717
5.850%, 1/15/36		100,000	99,990

			16,286,665

Life Sciences Tools & Services (0.1%)
Fisher Scientific International, Inc.
6.750%, 8/15/14		2,002,000	2,072,819
6.125%, 7/1/15		2,521,000	2,618,689

			4,691,508

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.600%, 5/15/11		300,000	321,011
5.875%, 5/15/16		300,000	334,374
5.600%, 11/30/17		1,000,000	1,102,276
6.000%, 4/1/39		500,000	568,248
AstraZeneca plc
5.400%, 9/15/12		300,000	328,796
5.900%, 9/15/17		700,000	783,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.450%, 9/15/37	$300,000	$352,988
Bristol-Myers Squibb Co.
5.450%, 5/1/18	475,000	518,787
6.125%, 5/1/38	500,000	573,319
Eli Lilly and Co.
3.550%, 3/6/12	1,000,000	1,047,210
5.200%, 3/15/17	200,000	215,920
5.950%, 11/15/37	500,000	568,685
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	800,000	859,466
5.650%, 5/15/18	600,000	657,298
6.375%, 5/15/38	300,000	353,669
Johnson & Johnson
5.550%, 8/15/17	1,420,000	1,595,677
5.150%, 7/15/18	300,000	327,397
5.850%, 7/15/38	600,000	675,334
Merck & Co., Inc.
1.875%, 6/30/11	500,000	505,540
4.000%, 6/30/15	200,000	210,147
6.400%, 3/1/28	300,000	350,997
5.850%, 6/30/39	350,000	392,850
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,000,000	1,064,559
Pfizer, Inc.
4.450%, 3/15/12^	500,000	531,111
4.500%, 2/15/14	500,000	536,352
5.350%, 3/15/15	1,975,000	2,186,931
6.200%, 3/15/19	500,000	563,569
7.200%, 3/15/39	500,000	629,305
Schering-Plough Corp.
6.000%, 9/15/17	300,000	334,669
6.550%, 9/15/37	500,000	606,567
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	500,000	537,655
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	210,000	215,268
6.125%, 8/15/19	170,000	178,788
Wyeth
5.500%, 3/15/13	300,000	324,761
5.500%, 2/1/14	1,427,000	1,558,437
5.500%, 2/15/16	750,000	818,400
6.000%, 2/15/36	100,000	110,940
5.950%, 4/1/37	500,000	550,622

		23,391,143

Total Health Care		49,129,655

Industrials (1.2%)
Aerospace & Defense (0.3%)
Boeing Co.
3.500%, 2/15/15	700,000	716,639
6.000%, 3/15/19^	1,310,000	1,469,439
4.875%, 2/15/20^	110,000	113,468
6.125%, 2/15/33	100,000	111,403
5.875%, 2/15/40	305,000	332,758
General Dynamics Corp.
4.250%, 5/15/13	300,000	317,737
Honeywell International, Inc.
4.250%, 3/1/13	800,000	846,892
5.000%, 2/15/19	850,000	894,742
ITT Corp.
4.900%, 5/1/14	65,000	67,779
6.125%, 5/1/19	90,000	97,553
Lockheed Martin Corp. Series B
6.150%, 9/1/36	$350,000	$400,638
Northrop Grumman Corp.
3.700%, 8/1/14	150,000	152,617
5.050%, 8/1/19	85,000	89,315
Northrop Grumman Systems Corp.
7.125%, 2/15/11	100,000	107,178
7.750%, 2/15/31	350,000	461,539
Raytheon Co.
6.400%, 12/15/18	300,000	350,387
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	53,922
United Technologies Corp.
4.875%, 5/1/15	947,000	1,035,743
5.375%, 12/15/17	300,000	327,293
6.125%, 2/1/19	500,000	572,060
6.125%, 7/15/38	500,000	576,020

		9,095,122

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	500,000	607,718
United Parcel Service, Inc.
4.500%, 1/15/13	300,000	321,657
6.200%, 1/15/38	500,000	584,342

		1,513,717

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	250,000	263,750
UAL Pass Through Trust Series 2007-1A
6.636%, 7/2/22	600,766	515,157

		778,907

Building Products (0.2%)
CRH America, Inc.
6.000%, 9/30/16	1,000,000	1,025,163
8.125%, 7/15/18	100,000	112,434
Masco Corp.
4.800%, 6/15/15	1,700,000	1,560,054
6.125%, 10/3/16^	1,590,000	1,507,144
Owens Corning, Inc.
6.500%, 12/1/16	1,470,000	1,434,267

		5,639,062

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
7.250%, 3/15/15	625,000	652,344
Series B
7.125%, 5/15/16	1,200,000	1,266,000
Browning-Ferris Industries, Inc.
7.400%, 9/15/35	723,000	829,147
Dartmouth College
4.750%, 6/1/19	50,000	52,526
Johns Hopkins University
5.250%, 7/1/19	225,000	240,736
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	104,296
5.750%, 9/15/17	231,000	249,352
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	1,315,000	1,265,347
8.600%, 8/15/16	250,000	263,325
11.250%, 2/1/19^	1,230,000	1,461,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Republic Services, Inc.
5.500%, 9/15/19§	$314,000	$323,469
Vanderbilt University
5.250%, 4/1/19	250,000	272,000
Waste Management, Inc.
5.000%, 3/15/14	100,000	103,950
6.100%, 3/15/18	500,000	531,827
7.000%, 7/15/28	500,000	545,707

		8,161,155

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	100,000	105,165
5.250%, 10/15/18	100,000	108,525
4.875%, 10/15/19	750,000	793,594
6.125%, 4/15/39	100,000	116,403
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	122,315

		1,246,002

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	100,000	107,072
6.375%, 2/15/28	100,000	114,411
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	108,326
General Electric Co.
5.000%, 2/1/13	800,000	843,921
5.250%, 12/6/17	750,000	769,687
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	500,000	536,428
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	300,000	350,782
Tyco Electronics Group S.A.
6.000%, 10/1/12	450,000	476,090
7.125%, 10/1/37	563,000	578,673
Tyco International Finance S.A.
6.000%, 11/15/13	1,160,000	1,243,909
4.125%, 10/15/14	75,000	74,740
8.500%, 1/15/19	760,000	926,394

		6,130,433

Machinery (0.1%)
Case New Holland, Inc.
7.125%, 3/1/14	455,000	445,900
Caterpillar, Inc.
6.050%, 8/15/36	100,000	109,453
Danaher Corp.
5.625%, 1/15/18	600,000	658,780
Dover Corp.
6.600%, 3/15/38	100,000	121,523
Snap-On, Inc.
6.125%, 9/1/21	200,000	212,047

		1,547,703

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
4.700%, 10/1/19	325,000	328,870
6.150%, 5/1/37	100,000	110,996
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18	500,000	543,126
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	119,308
Canadian National Railway Co.
5.550%, 3/1/19	1,000,000	1,095,093
6.200%, 6/1/36	350,000	405,798
Canadian Pacific Railway Co.
6.500%, 5/15/18	$229,000	$249,289
7.250%, 5/15/19	65,000	75,407
CSX Corp.
6.250%, 4/1/15	100,000	110,574
7.375%, 2/1/19	1,000,000	1,176,783
6.150%, 5/1/37	100,000	105,925
Norfolk Southern Corp.
7.700%, 5/15/17	200,000	236,374
5.750%, 4/1/18	500,000	543,876
5.900%, 6/15/19	65,000	72,264
7.800%, 5/15/27	1,000,000	1,250,720
Union Pacific Corp.
6.500%, 4/15/12	300,000	331,064
6.125%, 2/15/20	500,000	559,013
6.150%, 5/1/37	100,000	113,031

		7,427,511

Total Industrials		41,539,612

Information Technology (0.8%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.250%, 2/22/11	1,770,000	1,865,654
5.500%, 2/22/16	200,000	220,231
4.950%, 2/15/19	550,000	578,150
5.900%, 2/15/39^	500,000	541,236
Motorola, Inc.
7.625%, 11/15/10	122,000	127,033
6.000%, 11/15/17	300,000	287,376
7.500%, 5/15/25	145,000	132,027
6.500%, 9/1/25	895,000	756,351
Nokia Oyj
5.375%, 5/15/19	500,000	532,198

		5,040,256

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12	55,000	56,991
5.625%, 4/15/14	1,405,000	1,552,526
5.875%, 6/15/19	100,000	107,205
7.100%, 4/15/28	100,000	110,416
6.500%, 4/15/38	300,000	313,203
Hewlett-Packard Co.
4.500%, 3/1/13	600,000	640,649
4.750%, 6/2/14	1,000,000	1,073,265
International Business Machines Corp.
4.750%, 11/29/12	300,000	324,491
5.700%, 9/14/17^	1,500,000	1,653,125
5.875%, 11/29/32	100,000	110,742
8.000%, 10/15/38	575,000	800,460

		6,743,073

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
6.000%, 4/1/20	150,000	149,883
Corning, Inc.
6.625%, 5/15/19	20,000	21,880
Flextronics International Ltd.
6.500%, 5/15/13	805,000	784,875

		956,638

IT Services (0.1%)
Computer Sciences Corp.
5.500%, 3/15/13	760,000	802,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Electronic Data Systems Corp.
6.000%, 8/1/13	$1,219,000	$1,360,185
7.450%, 10/15/29^	1,415,000	1,793,778

		3,956,769

Office Electronics (0.2%)
Xerox Capital Trust I
8.000%, 2/1/27	3,705,000	3,621,638
Xerox Corp.
7.625%, 6/15/13	295,000	302,958
8.250%, 5/15/14	320,000	363,741
6.750%, 2/1/17	1,920,000	2,032,168
6.350%, 5/15/18	300,000	311,882

		6,632,387

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	250,000	262,662

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14	190,000	192,560
4.200%, 6/1/19	175,000	180,176
5.200%, 6/1/39	150,000	153,428
Oracle Corp.
5.000%, 1/15/11	2,075,000	2,170,199
5.250%, 1/15/16	500,000	543,934
5.750%, 4/15/18	800,000	881,472
6.500%, 4/15/38	50,000	57,957
6.125%, 7/8/39	500,000	563,000

		4,742,726

Total Information Technology		28,334,511

Materials (1.9%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	204,259
Cabot Corp.
5.000%, 10/1/16	200,000	199,631
Dow Chemical Co.
7.600%, 5/15/14	1,411,000	1,560,917
8.550%, 5/15/19	4,126,000	4,638,227
7.375%, 11/1/29	100,000	104,003
9.400%, 5/15/39	135,000	166,264
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	300,000	326,792
5.875%, 1/15/14	841,000	931,291
5.250%, 12/15/16	100,000	108,022
6.000%, 7/15/18	1,150,000	1,286,245
Monsanto Co.
7.375%, 8/15/12	300,000	344,478
5.125%, 4/15/18	100,000	106,130
5.875%, 4/15/38	300,000	332,326
Mosaic Co.
7.625%, 12/1/16§	1,200,000	1,280,059
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	80,000	86,548
3.750%, 9/30/15	80,000	79,830
6.500%, 5/15/19	65,000	72,844
4.875%, 3/30/20	70,000	69,920
PPG Industries, Inc.
5.750%, 3/15/13	1,685,000	1,781,409
Praxair, Inc.
4.625%, 3/30/15	500,000	538,640
Rohm & Haas Co.
5.600%, 3/15/13	$800,000	$835,257
Valspar Corp.
7.250%, 6/15/19	200,000	217,233

		15,270,325

Construction Materials (0.0%)
Holcim U.S. Finance S.a.r.l & Cie S.C.S.
6.000%, 12/30/19^§	217,000	219,640
Lafarge S.A.
6.150%, 7/15/11	783,000	815,526

		1,035,166

Containers & Packaging (0.1%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	58,395
6.800%, 8/1/19	45,000	50,219
Packaging Corp. of America
5.750%, 8/1/13	1,675,000	1,742,677

		1,851,291

Metals & Mining (1.1%)
Alcoa, Inc.
6.000%, 7/15/13^	300,000	313,157
6.750%, 7/15/18^	2,360,000	2,365,862
5.870%, 2/23/22	720,000	624,233
5.900%, 2/1/27^	300,000	255,127
5.950%, 2/1/37	1,475,000	1,240,507
Allegheny Technologies, Inc.
9.375%, 6/1/19	150,000	169,825
Anglo American Capital plc
9.375%, 4/8/19§	2,055,000	2,496,825
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	306,708
9.000%, 2/15/15^	225,000	258,750
6.125%, 6/1/18	2,920,000	2,876,656
9.850%, 6/1/19^	250,000	295,701
ArcelorMittal USA Partnership
9.750%, 4/1/14	510,000	534,225
Barrick Gold Corp.
6.950%, 4/1/19	250,000	292,684
Barrick N.A. Finance LLC
7.500%, 9/15/38	300,000	391,184
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	300,000	319,956
5.500%, 4/1/14	500,000	552,570
7.250%, 3/1/16	3,028,000	3,487,018
5.400%, 3/29/17	500,000	540,296
6.500%, 4/1/19	500,000	580,101
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	605,000	643,569
8.375%, 4/1/17	7,590,000	8,073,863
Newmont Mining Corp.
5.125%, 10/1/19	585,000	584,741
6.250%, 10/1/39	325,000	322,795
Nucor Corp.
5.750%, 12/1/17	300,000	327,268
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	300,000	323,228
8.950%, 5/1/14	315,000	371,759
6.500%, 7/15/18	2,410,000	2,591,569
9.000%, 5/1/19	1,320,000	1,620,398
7.125%, 7/15/28	700,000	775,382
Steel Capital S.A. for OAO Severstal
9.750%, 7/29/13§	945,000	946,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Steel Corp.
5.650%, 6/1/13	$2,434,000	$2,383,368
Vale Overseas Ltd.
6.250%, 1/23/17^	1,000,000	1,070,593
6.875%, 11/21/36^	600,000	620,719

		38,556,818

Paper & Forest Products (0.3%)
Celulosa Arauco y Constitucion S.A.
8.625%, 8/15/10	359,000	375,986
International Paper Co.
5.300%, 4/1/15	1,915,000	1,939,510
7.950%, 6/15/18	1,795,000	1,945,705
7.500%, 8/15/21^	949,000	1,005,527
Westvaco Corp.
8.200%, 1/15/30	1,130,000	1,108,377
Weyerhaeuser Co.
6.750%, 3/15/12	2,095,000	2,182,527

		8,557,632

Total Materials		65,271,232

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.5%)
AT&T Corp.
7.300%, 11/15/11	1,500,000	1,661,516
8.000%, 11/15/31	400,000	498,415
AT&T, Inc.
4.950%, 1/15/13	300,000	319,860
4.850%, 2/15/14	500,000	531,847
5.100%, 9/15/14	300,000	323,450
5.625%, 6/15/16	600,000	645,454
5.800%, 2/15/19	850,000	909,531
6.500%, 9/1/37	250,000	268,627
6.300%, 1/15/38	700,000	733,350
6.400%, 5/15/38	300,000	318,469
6.550%, 2/15/39	750,000	817,682
BellSouth Capital Funding Corp.
7.875%, 2/15/30	1,000,000	1,198,789
British Telecommunications plc
9.125%, 12/15/10	3,240,000	3,488,433
9.625%, 12/15/30	500,000	640,537
CenturyTel, Inc.
7.600%, 9/15/39	500,000	498,267
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	750,000	799,824
4.875%, 7/8/14	250,000	262,473
6.000%, 7/8/19	200,000	214,336
8.750%, 6/15/30	700,000	906,516
Embarq Corp.
6.738%, 6/1/13	2,010,000	2,179,648
7.082%, 6/1/16	3,000,000	3,259,674
7.995%, 6/1/36	100,000	104,481
France Telecom S.A.
7.750%, 3/1/11	600,000	649,665
4.375%, 7/8/14	500,000	524,143
8.500%, 3/1/31	600,000	829,608
Pacific Bell Telephone Co.
6.625%, 10/15/34	1,970,000	2,026,098
Qwest Corp.
7.875%, 9/1/11	1,540,000	1,588,125
8.875%, 3/15/12	3,510,000	3,694,275
7.500%, 10/1/14	2,555,000	2,580,550
8.375%, 5/1/16§	165,000	170,775
Telecom Italia Capital S.A.
4.000%, 1/15/10	$2,405,000	$2,421,450
5.250%, 11/15/13	300,000	315,583
6.175%, 6/18/14	2,035,000	2,207,460
5.250%, 10/1/15	600,000	621,163
7.175%, 6/18/19	200,000	223,169
7.721%, 6/4/38	850,000	1,009,341
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	130,000	137,905
6.421%, 6/20/16	1,200,000	1,347,680
5.877%, 7/15/19	195,000	211,871
7.045%, 6/20/36	500,000	591,703
Verizon Communications, Inc.
7.250%, 12/1/10	600,000	638,570
7.375%, 9/1/12	600,000	681,734
4.350%, 2/15/13	20,000	21,027
5.250%, 4/15/13	2,945,000	3,188,834
5.500%, 2/15/18	1,000,000	1,048,451
6.100%, 4/15/18	300,000	323,997
6.350%, 4/1/19	1,000,000	1,104,267
7.750%, 12/1/30	700,000	845,720
6.400%, 2/15/38	1,350,000	1,442,484
6.900%, 4/15/38	100,000	113,887
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	545,000	585,741

		51,726,455

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35^	100,000	104,196
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11§	500,000	515,863
8.500%, 11/15/18§	750,000	936,474
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	660,000	716,254
8.125%, 5/1/12	1,950,000	2,224,968
8.750%, 3/1/31	1,100,000	1,457,127
Rogers Communications, Inc.
6.800%, 8/15/18	600,000	673,354
7.500%, 8/15/38	100,000	121,579
U.S. Cellular Corp.
6.700%, 12/15/33	905,000	932,525
Vodafone Group plc
7.750%, 2/15/10	1,925,000	1,973,127
5.500%, 6/15/11	1,385,000	1,471,062
5.000%, 12/16/13	300,000	319,944
4.150%, 6/10/14	400,000	410,771
5.625%, 2/27/17	600,000	635,874
5.450%, 6/10/19	200,000	208,243
6.150%, 2/27/37	500,000	534,668

		13,236,029

Total Telecommunication Services		64,962,484

Utilities (1.8%)
Electric Utilities (1.3%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§	2,250,000	2,248,425
Appalachian Power Co.
7.000%, 4/1/38	250,000	287,753
Arizona Public Service Co.
8.750%, 3/1/19	1,000,000	1,210,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Baltimore Gas & Electric Co.
6.125%, 7/1/13	$500,000	$543,399
Carolina Power & Light Co.
6.500%, 7/15/12	1,480,000	1,636,369
6.300%, 4/1/38	500,000	583,003
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14^	1,000,000	1,136,457
Columbus Southern Power Co. Series C
5.500%, 3/1/13	300,000	316,431
Commonwealth Edison Co.
6.450%, 1/15/38	600,000	683,209
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	1,000,000	1,186,118
Series 07-A
6.300%, 8/15/37	100,000	112,897
Series 08-B
6.750%, 4/1/38	100,000	119,537
Consumers Energy Co.
6.700%, 9/15/19	500,000	577,019
Duke Energy Carolinas LLC
6.050%, 4/15/38	500,000	564,524
Series C
7.000%, 11/15/18	650,000	777,907
Duke Energy Corp.
5.650%, 6/15/13	600,000	642,803
Duke Energy Indiana, Inc.
6.450%, 4/1/39	155,000	185,417
Duke Energy Ohio, Inc.
5.700%, 9/15/12	300,000	326,771
5.450%, 4/1/19	500,000	542,020
Energy Gulf States Louisiana LLC
5.590%, 10/1/24	90,000	89,796
Exelon Corp.
4.900%, 6/15/15	300,000	310,982
Exelon Generation Co. LLC
6.200%, 10/1/17	1,000,000	1,091,364
6.250%, 10/1/39	300,000	306,199
FirstEnergy Corp. Series B
6.450%, 11/15/11	123,000	133,032
Series C
7.375%, 11/15/31	975,000	1,092,904
FirstEnergy Solutions Corp.
4.800%, 2/15/15§	200,000	205,504
6.050%, 8/15/21§	400,000	413,346
6.800%, 8/15/39§	278,000	294,664
Florida Power & Light Co.
5.950%, 2/1/38	350,000	397,214
5.960%, 4/1/39	175,000	199,317
Florida Power Corp.
5.650%, 6/15/18	1,000,000	1,100,125
FPL Group Capital, Inc.
5.625%, 9/1/11	905,000	969,365
6.000%, 3/1/19	750,000	841,025
Georgia Power Co.
5.950%, 2/1/39	750,000	837,879
Indiana Michigan Power Co.
7.000%, 3/15/19	1,000,000	1,152,397
Interstate Power and Light Co.
6.250%, 7/15/39	60,000	66,559
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	106,330
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	$225,000	$227,777
5.875%, 10/1/12	1,430,000	1,558,024
6.125%, 4/1/36	300,000	323,832
5.950%, 5/15/37	100,000	105,479
6.500%, 9/15/37	300,000	339,798
Nevada Power Co.
6.500%, 8/1/18	300,000	328,198
Northern States Power Co.
5.250%, 3/1/18	300,000	321,905
Ohio Power Co.
5.375%, 10/1/21	200,000	202,931
Oncor Electric Delivery Co.
6.375%, 5/1/12	100,000	108,590
7.000%, 9/1/22	1,000,000	1,141,342
Pacific Gas & Electric Co.
4.800%, 3/1/14	1,990,000	2,122,341
8.250%, 10/15/18	1,000,000	1,270,648
6.050%, 3/1/34	300,000	333,721
PacifiCorp
5.650%, 7/15/18	500,000	546,627
6.000%, 1/15/39	300,000	335,907
Pepco Holdings, Inc.
6.450%, 8/15/12	500,000	536,484
Portland General Electric Co.
6.100%, 4/15/19	250,000	282,596
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	34,238
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	107,755
Progress Energy, Inc.
7.100%, 3/1/11	571,000	605,322
Public Service Co. of Colorado
7.875%, 10/1/12	450,000	522,984
5.125%, 6/1/19	50,000	53,600
6.500%, 8/1/38	500,000	600,837
Public Service Electric & Gas Co.
5.375%, 9/1/13	300,000	325,835
5.300%, 5/1/18	500,000	535,184
Puget Sound Energy, Inc.
5.757%, 10/1/39	250,000	254,972
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	34,360
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	113,333
Southern California Edison Co.
5.750%, 3/15/14	600,000	665,003
5.950%, 2/1/38	100,000	113,490
6.050%, 3/15/39	500,000	576,276
Southern Co.
4.150%, 5/15/14	75,000	77,477
Series A
5.300%, 1/15/12	1,130,000	1,212,986
Southern Natural Gas Co.
5.900%, 4/1/17^§	500,000	514,949
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	3,950,000	4,151,079
Tampa Electric Co.
6.100%, 5/15/18	100,000	108,276
Toledo Edison Co.
6.150%, 5/15/37	500,000	521,861
Union Electric Co.
6.700%, 2/1/19	300,000	338,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
8.450%, 3/15/39		$200,000	$269,105
Virginia Electric & Power Co.
5.000%, 6/30/19		200,000	208,939
8.875%, 11/15/38		300,000	426,749
Series A
4.750%, 3/1/13		300,000	315,675
6.000%, 5/15/37		100,000	110,101
Wisconsin Power & Light Co.
5.000%, 7/15/19		100,000	103,043

			46,277,007

Gas Utilities (0.0%)
Boardwalk Pipelines LP
5.750%, 9/15/19		200,000	199,673
EQT Corp.
8.125%, 6/1/19		125,000	142,671
ONEOK, Inc.
6.000%, 6/15/35		100,000	98,713
Plains All American Pipeline LP
8.750%, 5/1/19		150,000	180,061

			621,118

Independent Power Producers & Energy Traders (0.2%)
AES Corp.
7.750%, 3/1/14		555,000	559,163
7.750%, 10/15/15		355,000	356,775
NRG Energy, Inc.
7.250%, 2/1/14		1,425,000	1,400,062
RRI Energy, Inc.
7.625%, 6/15/14		515,000	505,344
Tennessee Valley Authority
5.500%, 7/18/17^		600,000	672,146
6.150%, 1/15/38		1,500,000	1,773,033
5.250%, 9/15/39		425,000	448,427

			5,714,950

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14		100,000	99,651
Avista Corp.
5.125%, 4/1/22		115,000	117,298
CenterPoint Energy Resources Corp.
6.000%, 5/15/18		500,000	520,094
Series B
7.875%, 4/1/13		300,000	337,817
DCP Midstream LLC
7.875%, 8/16/10		400,000	419,267
Dominion Resources, Inc.
8.875%, 1/15/19		500,000	632,597
5.200%, 8/15/19		210,000	218,047
Series A
5.000%, 12/1/14		300,000	317,850
Series B
5.950%, 6/15/35^		100,000	105,164
DTE Energy Co.
7.625%, 5/15/14		75,000	82,785
6.350%, 6/1/16		300,000	308,825
National Grid plc
6.300%, 8/1/16		500,000	547,443
NiSource Finance Corp.
7.875%, 11/15/10		660,000	694,330
10.750%, 3/15/16		1,000,000	1,175,702
6.800%, 1/15/19		1,385,000	1,417,984
5.450%, 9/15/20		100,000	91,890
Sempra Energy
6.000%, 2/1/13		300,000	317,802
6.500%, 6/1/16		$590,000	$652,211
Veolia Environnement
6.000%, 6/1/18		885,000	952,291
Wisconsin Energy Corp.
6.250%, 5/15/67(l)		765,000	642,600

			9,651,648

Total Utilities			62,264,723

Total Corporate Bonds			859,724,769

Government Securities (69.1%)
Foreign Governments (2.5%)
Canadian Government Bond
2.375%, 9/10/14		$700,000	695,958
3.750%, 6/1/19	CAD	24,185,000	23,400,029
European Bank for Reconstruction & Development
1.250%, 6/10/11		$1,000,000	1,002,248
Export Development Canada
1.750%, 9/24/12		1,000,000	999,566
3.500%, 5/16/13		600,000	626,838
Export-Import Bank of Korea
8.125%, 1/21/14		1,500,000	1,718,223
5.875%, 1/14/15		100,000	105,425
Federative Republic of Brazil
10.250%, 6/17/13		1,000,000	1,234,500
8.000%, 1/15/18		1,180,555	1,367,083
8.875%, 10/14/19		800,000	1,038,000
8.875%, 4/15/24		600,000	795,000
10.125%, 5/15/27		1,100,000	1,628,000
8.250%, 1/20/34		5,985,000	7,922,345
11.000%, 8/17/40^		500,000	672,500
5.625%, 1/7/41		100,000	97,498
Hungary Government Bond
6.000%, 10/24/12	HUF	938,160,000	4,890,066
Oesterreichische Kontrollbank AG
2.875%, 3/15/11		$600,000	616,266
4.750%, 10/16/12		800,000	863,272
5.000%, 4/25/17		500,000	533,020
Province of Manitoba
5.000%, 2/15/12		600,000	624,002
Province of Nova Scotia
5.125%, 1/26/17		300,000	319,056
Province of Ontario
2.625%, 1/20/12^		1,500,000	1,538,199
4.950%, 6/1/12		500,000	540,450
4.100%, 6/16/14		1,000,000	1,057,265
4.950%, 11/28/16		600,000	653,103
4.000%, 10/7/19		400,000	399,704
Province of Quebec
4.875%, 5/5/14		600,000	653,191
4.625%, 5/14/18^		600,000	625,328
7.125%, 2/9/24		500,000	628,511
7.500%, 9/15/29		500,000	662,796
Republic of Chile
5.500%, 1/15/13		500,000	558,050
Republic of Italy
3.500%, 7/15/11		1,600,000	1,660,708
4.375%, 6/15/13		1,000,000	1,061,382
5.250%, 9/20/16		1,300,000	1,394,809
6.875%, 9/27/23		1,000,000	1,201,667
Republic of Korea
5.750%, 4/16/14		500,000	539,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
7.125%, 4/16/19	$500,000	$586,437
Republic of Peru
8.375%, 5/3/16	750,000	913,125
7.125%, 3/30/19	3,910,000	4,510,185
6.550%, 3/14/37	300,000	325,500
Republic of Poland
5.000%, 10/19/15	1,000,000	1,050,862
6.375%, 7/15/19	4,065,000	4,553,279
Republic of South Africa
6.875%, 5/27/19	300,000	334,500
5.875%, 5/30/22^	700,000	718,375
Russian Federation
7.500%, 3/31/30(e)(m)	2,083,200	2,261,522
State of Israel
5.125%, 3/1/14	100,000	107,891
5.125%, 3/26/19	450,000	462,438
Svensk Exportkredit AB
5.125%, 3/1/17	300,000	321,695
United Mexican States
6.375%, 1/16/13	300,000	328,950
5.875%, 2/17/14	750,000	802,500
5.625%, 1/15/17	1,100,000	1,141,800
5.950%, 3/19/19^	1,000,000	1,050,000
8.300%, 8/15/31	700,000	896,000
6.050%, 1/11/40	1,100,000	1,097,250

		85,785,511

Municipal Bonds (0.1%)
Central Puget Sound Regional Transportation Authority
5.491%, 11/1/39	200,000	209,106
Clark County, Nevada Airport Revenue
6.881%, 7/1/42	200,000	203,962
Illinois State
5.100%, 6/1/33	1,600,000	1,488,400
Metropolitan Washington Airports Authority
7.462%, 10/1/46	290,000	313,760
New York, New York Build America Bonds
5.206%, 10/1/31	115,000	115,000
North Texas Tollway Authority
6.718%, 1/1/49	288,000	323,185
State of California
7.550%, 4/1/39	1,390,000	1,544,943
State of Utah
4.554%, 7/1/24	180,000	184,070

		4,382,426

Supranational (1.2%)
African Development Bank
1.875%, 1/23/12	1,000,000	1,008,700
3.000%, 5/27/14	1,000,000	1,014,304
Asian Development Bank
3.000%, 2/15/11	600,000	617,334
4.250%, 10/20/14	600,000	632,830
5.500%, 6/27/16	2,375,000	2,626,368
Corp. Andina de Fomento
5.750%, 1/12/17	500,000	508,587
8.125%, 6/4/19	150,000	174,190
Eksportfinans A/S
5.500%, 5/25/16	4,910,000	5,303,649
European Investment Bank
3.250%, 2/15/11	2,500,000	2,582,390
2.625%, 5/16/11	1,000,000	1,027,900
3.125%, 7/15/11	2,300,000	2,386,301
1.750%, 9/14/12	1,000,000	998,268
3.250%, 5/15/13	$1,000,000	$1,037,832
4.250%, 7/15/13	1,600,000	1,722,453
3.000%, 4/8/14	1,000,000	1,023,339
3.125%, 6/4/14	500,000	511,669
4.875%, 1/17/17	600,000	653,129
5.125%, 5/30/17	1,300,000	1,443,733
4.875%, 2/15/36	1,225,000	1,255,453
Inter-American Development Bank
4.375%, 9/20/12	600,000	641,244
4.750%, 10/19/12	1,000,000	1,081,143
3.500%, 3/15/13	1,000,000	1,046,784
5.125%, 9/13/16	1,840,000	2,038,092
International Bank for Reconstruction & Development
2.000%, 4/2/12	2,000,000	2,026,254
5.000%, 4/1/16	600,000	660,863
9.250%, 7/15/17	865,000	1,177,343
4.750%, 2/15/35	100,000	101,679
International Finance Corp.
3.000%, 4/22/14	1,275,000	1,295,326
Japan Finance Corp.
4.250%, 6/18/13	600,000	639,415
Nordic Investment Bank
3.625%, 6/17/13	600,000	622,190
2.625%, 10/6/14	300,000	298,957
5.000%, 2/1/17^	1,540,000	1,689,354

		39,847,073

U.S. Government Agencies (39.3%)
Federal Farm Credit Bank
3.875%, 8/25/11^	100,000	105,106
1.125%, 10/3/11	200,000	199,253
2.625%, 4/17/14	1,000,000	1,003,708
Federal Home Loan Bank
3.375%, 10/20/10	3,200,000	3,293,763
1.375%, 5/16/11	1,000,000	1,009,433
3.625%, 7/1/11	5,000,000	5,237,800
1.625%, 7/27/11	3,000,000	3,034,398
5.375%, 8/19/11	2,300,000	2,485,290
3.625%, 9/16/11	3,000,000	3,158,082
1.250%, 9/28/11	1,000,000	1,001,535
1.375%, 9/28/11	1,000,000	1,001,792
1.250%, 10/19/11	200,000	200,414
4.875%, 11/18/11	2,000,000	2,159,578
1.875%, 6/20/12^	500,000	504,865
2.000%, 9/24/12	500,000	500,403
5.125%, 8/14/13	1,300,000	1,442,536
4.000%, 9/6/13	1,600,000	1,708,656
5.250%, 6/18/14	4,000,000	4,485,020
5.500%, 8/13/14	1,300,000	1,473,341
4.750%, 12/16/16	500,000	545,157
4.875%, 5/17/17	1,500,000	1,637,193
5.000%, 11/17/17	28,610,000	31,254,336
5.500%, 7/15/36	300,000	331,270
Federal Home Loan Mortgage Corp.
2.000%, 2/25/11	1,000,000	1,005,502
3.250%, 2/25/11^	10,000,000	10,335,290
2.000%, 3/16/11	2,000,000	2,011,828
1.625%, 4/26/11	950,000	961,936
3.875%, 6/29/11	6,700,000	7,051,623
5.250%, 7/18/11^	5,000,000	5,389,770
2.125%, 3/23/12	3,000,000	3,055,566
2.000%, 4/27/12	400,000	403,448
1.750%, 6/15/12	1,000,000	1,005,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 6/15/12	$350,000	$352,143
2.000%, 10/1/12	700,000	701,415
4.125%, 12/21/12	5,000,000	5,365,225
2.500%, 4/8/13	1,000,000	1,007,368
3.750%, 6/28/13	1,000,000	1,061,048
2.500%, 1/7/14	5,300,000	5,331,758
4.500%, 1/15/14	5,000,000	5,435,970
3.250%, 2/18/14	2,500,000	2,516,635
3.250%, 3/3/14	2,000,000	2,012,990
2.500%, 4/23/14^	1,000,000	1,001,703
5.000%, 7/15/14	2,000,000	2,220,144
3.000%, 7/28/14	2,000,000	2,038,888
4.750%, 11/17/15	3,000,000	3,276,990
5.500%, 7/18/16	1,000,000	1,134,138
5.000%, 4/18/17	400,000	441,884
5.125%, 11/17/17^	7,073,000	7,858,676
4.875%, 6/13/18	6,500,000	7,086,027
3.750%, 3/27/19	1,725,000	1,725,842
4.500%, 12/1/19	6,743,336	7,127,127
5.000%, 12/1/21	5,744,345	6,092,821
5.500%, 8/1/22	930,810	992,913
6.000%, 9/1/22	757,439	809,809
5.500%, 1/1/23	1,887,007	2,002,292
5.500%, 2/1/23	867,139	920,096
5.500%, 4/1/23	164,393	174,333
5.000%, 5/1/23	938,391	987,694
5.000%, 7/1/23	1,816,224	1,911,079
5.500%, 7/1/23	472,756	501,343
5.500%, 8/1/23	501,275	531,586
5.000%, 11/1/23	1,749,005	1,839,803
5.500%, 12/1/23	611,910	649,046
5.000%, 1/1/24	1,829,869	1,925,436
4.000%, 2/1/24	956,958	975,461
5.000%, 3/1/24	906,329	953,380
5.000%, 4/1/24	1,855,064	1,951,368
4.000%, 7/1/24	5,446,775	5,552,094
4.500%, 7/1/24	6,918,832	7,174,234
6.750%, 3/15/31	600,000	785,055
6.250%, 7/15/32	300,000	378,426
3.997%, 3/1/34(l)	963,527	986,660
5.500%, 1/1/35	2,620,130	2,756,254
5.500%, 7/1/35	6,023,113	6,340,738
4.500%, 8/1/35	2,192,486	2,230,855
4.500%, 9/1/35	1,971,948	2,006,457
4.500%, 10/1/35	4,424,052	4,501,473
5.000%, 11/1/35	10,968,125	11,365,720
5.000%, 12/1/35	4,708,243	4,878,916
4.776%, 4/1/36(l)	5,736,937	5,992,575
6.000%, 6/1/36	21,340,456	22,623,384
5.000%, 10/1/36	19,579,123	20,283,661
6.500%, 11/1/36	10,952,848	11,722,115
5.500%, 12/1/36	367,196	385,240
5.755%, 12/1/36(l)	6,963,293	7,339,418
7.000%, 2/1/37	11,012,760	11,978,527
5.500%, 3/1/37	1,253,391	1,314,984
4.500%, 4/1/37	1,922,488	1,960,938
5.864%, 5/1/37(l)	5,261,792	5,584,080
6.000%, 5/1/37	765,728	810,564
5.500%, 11/1/37	392,411	411,511
5.619%, 11/1/37(l)	1,906,763	2,003,267
5.272%, 1/1/38(l)	8,253,918	8,718,197
5.500%, 5/1/38	8,547,345	8,962,025
4.500%, 6/1/38	6,840,042	6,959,742
5.500%, 7/1/38	$16,186,059	$16,971,336
6.000%, 7/1/38	2,574,263	2,730,629
5.500%, 8/1/38	1,844,997	1,934,508
6.000%, 8/1/38	610,038	644,996
5.000%, 9/1/38	8,467,340	8,761,051
5.500%, 9/1/38	783,596	821,613
6.000%, 9/1/38	491,399	519,558
5.500%, 10/1/38	2,781,926	2,916,892
6.000%, 10/1/38	70,581	74,626
5.000%, 11/1/38	2,686,010	2,786,736
5.500%, 11/1/38	6,018,054	6,310,024
6.000%, 11/1/38	16,748,314	17,708,071
5.500%, 1/1/39	15,547,449	16,321,177
4.500%, 2/1/39	7,513,621	7,612,237
4.000%, 5/1/39	4,954,992	4,908,733
4.500%, 6/1/39	4,967,807	5,033,010
4.000%, 7/1/39	5,069,189	5,021,864
4.500%, 7/1/39	5,015,000	5,080,822
4.000%, 10/15/24 TBA	4,000,000	4,069,688
4.500%, 10/15/39 TBA	10,000,000	10,115,625
5.000%, 10/15/39 TBA	8,000,000	8,263,750
5.500%, 10/15/39 TBA	14,000,000	14,652,422
Federal National Mortgage Association
2.000%, 2/11/11	2,000,000	2,010,218
2.000%, 3/2/11	2,000,000	2,008,422
5.500%, 3/15/11	1,500,000	1,604,169
1.750%, 3/23/11^	5,000,000	5,074,620
2.000%, 4/1/11	1,250,000	1,259,591
1.750%, 4/15/11	700,000	704,279
1.375%, 4/28/11	650,000	655,666
6.000%, 5/15/11	1,300,000	1,407,544
3.625%, 8/15/11	4,000,000	4,206,156
2.000%, 1/9/12	3,000,000	3,051,573
5.000%, 2/16/12	2,600,000	2,826,569
2.500%, 2/17/12	2,500,000	2,516,982
2.150%, 4/13/12	350,000	352,421
1.875%, 4/20/12	750,000	760,136
2.000%, 9/28/12	700,000	700,958
2.170%, 3/21/13	500,000	500,305
4.625%, 10/15/13	5,200,000	5,678,743
2.750%, 2/5/14	3,000,000	3,039,585
3.000%, 9/15/14	500,000	500,762
3.000%, 9/16/14	1,000,000	1,016,507
4.375%, 10/15/15	3,000,000	3,225,186
4.000%, 3/10/16	2,000,000	2,011,724
5.000%, 2/13/17^	3,300,000	3,648,256
5.000%, 5/11/17	1,600,000	1,768,341
5.500%, 6/1/22	799,746	849,605
5.500%, 9/1/22	135,280	143,714
6.000%, 9/1/22	17,826	19,075
6.000%, 10/1/22	2,507,013	2,682,699
4.500%, 4/1/23	10,698,358	11,105,815
5.000%, 4/1/23	759,689	798,475
5.500%, 5/1/23	5,107,207	5,414,437
4.500%, 6/1/23	3,355,112	3,501,767
5.000%, 6/1/23	6,046,496	6,355,198
5.000%, 7/1/23	900,145	946,101
5.000%, 8/1/23	6,086,445	6,397,187
5.500%, 9/1/23	1,838,895	1,948,941
5.500%, 10/1/23	64,490	68,389
6.000%, 12/1/23	1,595,885	1,704,230
4.000%, 2/1/24	3,351,131	3,415,667
4.000%, 6/1/24	6,940,428	7,074,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
9.000%, 8/1/26	$4,489	$5,093
6.500%, 12/1/28	3,071,763	3,318,704
6.250%, 5/15/29^	19,700,000	24,171,565
7.125%, 1/15/30^	1,100,000	1,484,481
6.625%, 11/15/30	3,000,000	3,872,139
5.500%, 4/1/33	9,244,367	9,727,891
5.500%, 7/1/33	3,362,138	3,537,994
5.000%, 11/1/33	8,081,959	8,388,821
5.500%, 11/1/33	2,168,496	2,281,918
4.731%, 3/1/34(l)	2,982,187	3,091,341
5.500%, 4/1/34	1,536,571	1,616,701
5.500%, 5/1/34	942,443	991,590
5.500%, 11/1/34	4,563,925	4,800,500
5.500%, 2/1/35	7,608,685	8,004,278
6.000%, 4/1/35	10,207,416	10,858,936
5.000%, 6/1/35	4,752,963	4,931,942
5.000%, 7/1/35	7,274,292	7,549,350
4.500%, 8/1/35	9,261,629	9,437,116
5.000%, 8/1/35	8,911,696	9,233,352
4.500%, 9/1/35	5,754,223	5,875,837
5.000%, 11/1/35	2,635,820	2,733,016
5.500%, 12/1/35	10,762,159	11,304,892
5.484%, 1/1/36(l)	4,800,907	5,094,965
5.000%, 2/1/36	18,809,831	19,488,748
5.500%, 3/1/36	13,365,182	14,035,008
6.000%, 3/1/36	17,203,275	18,242,191
5.500%, 6/1/36	29,086,314	30,544,038
5.000%, 7/1/36	7,058,187	7,318,457
5.500%, 7/1/36	49,276	51,730
6.000%, 9/1/36	7,182,098	7,611,779
6.500%, 9/1/36	20,154,894	21,617,698
5.500%, 11/1/36	65,593	68,778
5.500%, 1/1/37	4,334,196	4,544,642
5.937%, 2/1/37(l)	3,199,484	3,385,718
5.500%, 3/1/37	3,838,133	4,031,617
6.000%, 3/1/37	23,298	24,662
6.000%, 7/1/37	839,505	888,366
4.974%, 8/1/37(l)	1,775,636	1,860,353
6.000%, 8/1/37	373,220	394,943
5.404%, 9/1/37(l)	2,028,428	2,152,671
6.000%, 9/1/37	850,840	900,361
5.609%, 10/1/37(l)	4,794,031	5,087,668
6.000%, 10/1/37	1,340,729	1,418,344
6.000%, 11/1/37	16,263,406	17,204,903
5.000%, 2/1/38	5,953,324	6,166,341
6.000%, 2/1/38	1,911,238	2,020,985
4.500%, 3/1/38	31,124	31,571
5.500%, 3/1/38	4,216,309	4,418,395
6.000%, 5/1/38	26,557	28,082
4.500%, 6/1/38	70,355	71,367
4.957%, 7/1/38(l)	7,364,799	7,786,150
5.500%, 7/1/38	26,698,321	27,977,963
6.000%, 9/1/38	7,415,643	7,837,987
6.000%, 11/1/38	3,000,337	3,171,215
4.500%, 1/1/39	31,438	31,889
5.000%, 1/1/39	9,523,619	9,856,945
5.395%, 1/1/39(l)	1,329,766	1,411,215
5.580%, 1/1/39(l)	4,306,124	4,569,877
4.000%, 2/1/39	233,172	231,451
4.500%, 3/1/39	1,979,290	2,007,742
5.000%, 3/1/39	4,763,357	4,933,796
4.000%, 4/1/39	138,026	136,921
4.500%, 5/1/39	4,925,290	4,999,169
4.000%, 6/1/39	$3,971,170	$3,939,369
4.500%, 6/1/39	17,955,791	18,213,905
4.000%, 7/1/39	2,619,392	2,598,416
4.500%, 7/1/39	11,964,171	12,136,156
4.000%, 8/1/39	4,990,358	4,950,398
4.500%, 8/1/39	995,701	1,010,014
4.000%, 9/1/39	3,490,987	3,463,032
4.500%, 10/25/24 TBA	13,000,000	13,459,062
5.000%, 10/25/24 TBA	10,000,000	10,483,594
4.000%, 10/25/39 TBA	6,000,000	5,943,750
4.500%, 10/25/39 TBA	10,000,000	10,128,125
5.000%, 10/25/39 TBA	12,000,000	12,393,750
5.500%, 10/25/39 TBA	6,000,000	6,276,094
6.000%, 10/25/39 TBA	59,935,000	63,222,063
6.500%, 10/25/39 TBA	5,000,000	5,342,188
Government National Mortgage Association
8.500%, 10/15/17	2,022	2,235
8.500%, 11/15/17	6,980	7,715
8.000%, 7/15/26	393	433
6.500%, 9/15/36	186,980	199,667
5.500%, 4/15/37	923,854	973,692
5.500%, 5/15/37	196,887	207,200
6.500%, 5/15/37	336,282	358,364
6.500%, 9/15/37	224,459	239,057
6.500%, 10/15/37	244,484	261,188
6.000%, 1/15/38	36,945	39,113
5.500%, 2/15/38	12,597,648	13,295,653
5.500%, 4/15/38	957,266	1,007,111
6.000%, 4/15/38	42,684	45,189
5.500%, 6/15/38	2,330,411	2,451,756
6.500%, 6/15/38	395,221	420,926
5.500%, 7/15/38	699,698	736,131
6.000%, 7/15/38	2,932,664	3,104,728
5.500%, 8/15/38	1,545,946	1,626,443
6.000%, 8/15/38	1,343,056	1,421,856
6.500%, 8/15/38	1,497,826	1,595,243
6.000%, 9/15/38	1,692,025	1,791,299
6.500%, 9/15/38	1,871,358	1,993,071
6.000%, 10/15/38	9,700,931	10,270,104
6.500%, 10/15/38	1,911,363	2,035,677
6.000%, 11/15/38	2,234,996	2,366,128
5.500%, 12/15/38	6,100,645	6,418,307
6.000%, 12/15/38	4,035,133	4,271,881
6.500%, 12/15/38	2,313,100	2,463,542
5.500%, 1/15/39	2,530,310	2,662,064
6.000%, 1/15/39	111,055	117,571
5.000%, 2/15/39	13,000,937	13,488,472
4.500%, 4/15/39	7,964,645	8,101,849
4.500%, 6/15/39	8,484,551	8,630,712
5.000%, 6/15/39	993,956	1,034,956
4.000%, 9/15/39	2,000,000	1,982,968
4.500%, 9/15/39	3,000,000	3,051,680
5.000%, 9/15/39	7,500,000	7,783,593
4.000%, 10/15/39 TBA	2,000,000	1,978,750
4.500%, 10/15/39 TBA	6,000,000	6,089,063
5.000%, 10/15/39 TBA	12,000,000	12,418,126
5.500%, 10/15/39 TBA	29,925,000	31,395,532
6.000%, 10/15/39 TBA	28,125,000	29,685,060
6.500%, 10/15/39 TBA	3,100,000	3,297,625

		1,347,883,982

U.S. Treasuries (26.0%)
U.S. Treasury Bonds
11.250%, 2/15/15	4,700,000	6,769,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
9.875%, 11/15/15	$6,500,000	$9,127,930
9.250%, 2/15/16	5,000,000	6,888,670
7.250%, 5/15/16	3,300,000	4,176,820
7.500%, 11/15/16	1,000,000	1,289,141
8.750%, 5/15/17	2,000,000	2,770,782
9.125%, 5/15/18^	1,000,000	1,446,797
9.000%, 11/15/18	2,000,000	2,896,876
8.875%, 2/15/19	3,500,000	5,060,783
8.125%, 8/15/19^	3,300,000	4,598,345
8.500%, 2/15/20^	4,000,000	5,742,500
8.750%, 8/15/20^	5,800,000	8,501,530
7.875%, 2/15/21	4,500,000	6,273,279
8.125%, 5/15/21^	1,500,000	2,129,766
8.125%, 8/15/21	1,000,000	1,424,062
8.000%, 11/15/21	5,500,000	7,785,079
7.125%, 2/15/23	3,000,000	4,022,814
7.625%, 2/15/25	2,000,000	2,850,312
6.000%, 2/15/26	4,000,000	4,963,124
6.750%, 8/15/26	2,700,000	3,610,408
6.625%, 2/15/27	1,900,000	2,519,282
6.125%, 11/15/27	4,500,000	5,715,000
5.500%, 8/15/28	3,600,000	4,294,688
5.250%, 11/15/28	2,900,000	3,366,720
5.250%, 2/15/29	4,000,000	4,643,124
6.125%, 8/15/29	4,100,000	5,266,577
6.250%, 5/15/30	6,000,000	7,852,500
5.375%, 2/15/31	2,000,000	2,376,250
4.500%, 2/15/36	23,190,000	24,907,498
4.750%, 2/15/37	1,300,000	1,450,515
5.000%, 5/15/37	1,200,000	1,390,687
4.375%, 2/15/38	2,500,000	2,633,595
4.500%, 5/15/38	4,400,000	4,734,814
3.500%, 2/15/39	4,600,000	4,167,315
4.250%, 5/15/39	3,400,000	3,517,405
4.500%, 8/15/39	7,000,000	7,546,875
U.S. Treasury Notes
1.500%, 10/31/10	2,600,000	2,629,047
0.875%, 12/31/10	5,000,000	5,021,485
0.875%, 1/31/11	12,000,000	12,050,160
0.875%, 2/28/11^	9,000,000	9,034,452
4.500%, 2/28/11	8,000,000	8,437,504
0.875%, 3/31/11	10,000,000	10,033,590
4.750%, 3/31/11	2,500,000	2,652,832
0.875%, 4/30/11	12,000,000	12,032,808
4.875%, 4/30/11	13,000,000	13,851,604
0.875%, 5/31/11^	42,563,000	42,664,428
4.875%, 5/31/11	15,500,000	16,563,207
1.125%, 6/30/11^	5,000,000	5,028,905
5.125%, 6/30/11^	14,300,000	15,374,173
1.000%, 7/31/11	5,000,000	5,014,260
4.875%, 7/31/11	9,000,000	9,659,880
5.000%, 8/15/11	6,000,000	6,464,298
1.000%, 8/31/11^	8,000,000	8,014,064
4.625%, 8/31/11	10,000,000	10,706,640
1.000%, 9/30/11	5,000,000	5,003,905
4.500%, 9/30/11	5,800,000	6,206,905
4.625%, 10/31/11	7,000,000	7,522,263
1.750%, 11/15/11	19,550,000	19,844,775
4.500%, 11/30/11	6,600,000	7,086,750
1.125%, 12/15/11^	11,500,000	11,511,684
4.625%, 12/31/11	9,300,000	10,027,288
1.125%, 1/15/12	5,000,000	5,000,000
1.375%, 2/15/12	5,000,000	5,026,170
4.875%, 2/15/12	$3,300,000	$3,589,522
4.500%, 3/31/12	3,300,000	3,568,125
1.375%, 4/15/12	2,000,000	2,008,750
4.750%, 5/31/12	5,000,000	5,456,640
1.875%, 6/15/12^	5,000,000	5,078,125
3.000%, 7/15/12 TIPS	20,050,000	25,530,401
4.625%, 7/31/12	600,000	655,125
4.125%, 8/31/12	3,000,000	3,235,548
1.375%, 9/15/12^	5,000,000	4,991,405
4.000%, 11/15/12	3,300,000	3,558,070
3.625%, 12/31/12	4,000,000	4,266,248
3.875%, 2/15/13	5,300,000	5,695,428
2.750%, 2/28/13	4,000,000	4,152,812
3.125%, 4/30/13	2,500,000	2,624,805
3.625%, 5/15/13	8,000,000	8,534,376
3.500%, 5/31/13	2,000,000	2,125,782
3.375%, 7/31/13	3,000,000	3,177,657
4.250%, 8/15/13	13,500,000	14,720,279
3.125%, 8/31/13	5,000,000	5,240,235
3.125%, 9/30/13	4,300,000	4,505,931
2.750%, 10/31/13	3,000,000	3,096,093
4.250%, 11/15/13	4,000,000	4,368,436
2.000%, 11/30/13	6,000,000	6,008,436
1.500%, 12/31/13	7,000,000	6,853,987
1.750%, 1/31/14	49,130,000	48,515,875
4.000%, 2/15/14	4,000,000	4,326,564
1.875%, 2/28/14	8,500,000	8,426,288
1.750%, 3/31/14^	7,000,000	6,887,888
1.875%, 4/30/14	9,000,000	8,893,125
4.750%, 5/15/14^	6,000,000	6,688,128
2.250%, 5/31/14	5,500,000	5,516,758
2.625%, 6/30/14	7,000,000	7,124,684
2.625%, 7/31/14	71,755,000	72,954,672
4.250%, 8/15/14^	5,600,000	6,121,500
2.375%, 8/31/14	3,000,000	3,011,250
4.250%, 11/15/14	7,500,000	8,191,410
4.000%, 2/15/15	4,700,000	5,064,250
4.125%, 5/15/15	8,000,000	8,662,496
4.250%, 8/15/15	6,300,000	6,861,091
4.500%, 11/15/15	3,000,000	3,307,734
4.500%, 2/15/16	5,000,000	5,516,795
2.625%, 2/29/16	20,000,000	19,787,500
3.250%, 5/31/16	2,000,000	2,048,906
4.875%, 8/15/16^	1,600,000	1,800,250
3.000%, 8/31/16^	3,000,000	3,017,814
4.625%, 2/15/17	1,600,000	1,771,374
4.500%, 5/15/17	4,000,000	4,390,312
4.750%, 8/15/17	2,800,000	3,120,032
4.250%, 11/15/17	3,300,000	3,555,750
3.500%, 2/15/18	5,000,000	5,106,640
3.875%, 5/15/18	5,800,000	6,078,673
4.000%, 8/15/18	4,200,000	4,433,953
3.750%, 11/15/18	18,416,000	19,056,251
2.750%, 2/15/19^	7,000,000	6,680,079
3.125%, 5/15/19^	6,500,000	6,395,896
3.625%, 8/15/19^	5,250,000	5,388,631

		892,918,825

Total Government Securities		2,370,817,817

Total Long-Term Debt Securities (99.6%) (Cost $3,326,666,873)		3,415,603,467

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)	32,375	$52,124
Freddie Mac
8.375%(l)	24,725	44,752

Total Preferred Stocks (0.0%) (Cost $1,427,500)		96,876

COMMON STOCK:
Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc. *† (Cost $523,826)	4,056	$—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.8%)
BBVA Senior Finance S.A.
0.35%, 3/12/10 (l)	$1,000,000	999,714
Calyon/New York
0.41%, 7/2/10 (l)	4,999,067	4,930,865
General Electric Capital Corp.
0.40%, 3/12/10 (l)	2,000,000	1,978,836
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	15,099,903	15,099,903
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	981,967
Pricoa Global Funding I
0.40%, 6/25/10 (l)	4,999,626	4,706,898

Total Short-Term Investments of Cash Collateral for Securities Loaned		28,698,183

Time Deposit (9.8%)
JPMorgan Chase Nassau
0.000%, 10/1/09	334,804,597	334,804,597

Total Short-Term Investments (10.6%) (Cost/Amortized Cost $363,903,193)		363,502,780

Total Investments (110.2%) (Cost/Amortized Cost $3,692,521,392)		3,779,203,123
Other Assets Less Liabilities (-10.2%)		(350,359,476)

Net Assets (100%)		$3,428,843,647

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $51,839,559 or 1.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730%—7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage Association, 0.5462%—7.500%, maturing 12/1/18 to 3/1/48.

Glossary:

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

HUF — Hungary Forint

TBA — Security is subject to delayed delivery.

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Canadian Dollar vs. U.S. Dollar, expiring 10/28/09	15,224	16,764	$15,223,505	$15,657,325	$(433,820)
Canadian Dollar vs. U.S. Dollar, expiring 10/28/09	7,704	8,332	7,703,591	7,782,019	(78,428)
European Union vs. U.S. Dollar, expiring 11/16/09	519	355	519,173	519,489	(316)
European Union vs. U.S. Dollar, expiring 11/16/09	896	618	895,883	904,475	(8,592)
Hungarian Forint vs. U.S. Dollar, expiring 11/17/09	389	73,365	389,066	395,297	(6,231)
Hungarian Forint vs. U.S. Dollar, expiring 11/17/09	4,639	875,361	4,639,397	4,716,518	(77,121)

					$(604,508)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$20,211,593	$—	$20,211,593
Non-Agency CMO	—	164,849,288	—	164,849,288
Common Stocks
Information Technology	—	—	—	—
Corporate Bonds
Consumer Discretionary	—	71,858,325	—	71,858,325
Consumer Staples	—	60,949,434	—	60,949,434
Energy	—	69,361,498	—	69,361,498
Financials	—	346,053,295	—	346,053,295
Health Care	—	49,129,655	—	49,129,655
Industrials	—	41,539,612	—	41,539,612
Information Technology	—	28,334,511	—	28,334,511
Materials	—	65,271,232	—	65,271,232
Telecommunication Services	—	64,962,484	—	64,962,484
Utilities	—	62,264,723	—	62,264,723
Government Securities
Foreign Governments	—	85,785,511	—	85,785,511
Municipal Bonds	—	4,382,426	—	4,382,426
Supranational	—	39,847,073	—	39,847,073
U.S. Government Agencies	—	1,347,883,982	—	1,347,883,982
U.S. Treasuries	—	892,918,825	—	892,918,825
Preferred Stocks
Financials	96,876	—	—	96,876
Short-Term Investments	—	363,502,780	—	363,502,780

Total Asset	$96,876	$3,779,106,247	$—	$3,779,203,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liability:
Forward Currency Contracts	$—	$(604,508)	$—	$(604,508)

Total Liability	$—	$(604,508)	$—	$(604,508)

Total	$96,876	$3,778,501,739	$—	$3,778,598,615

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-ABS
Balance as of 12/31/08	$19,800
Total gains or losses (realized/unrealized) included in earnings	(9,900)
Purchases, sales, issuances, and settlements (net)	(9,900)
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$(523,826)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,398,224,733
Long-term U.S. Treasury securities	1,115,411,743

$5,513,636,476

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,996,433,697
Long-term U.S. Treasury securities	472,753,965

$3,469,187,662

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,123,445
Aggregate gross unrealized depreciation	(25,673,301)

Net unrealized appreciation	$86,450,144

Federal income tax cost of investments	$3,692,752,979

At September 30, 2009, the Portfolio had loaned securities with a total value of $28,569,710. This was secured by collateral of $29,098,596, which was received as cash and subsequently invested in short-term investments currently valued at $28,698,183, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $69, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $71,453,227 of which $395,663 expires in the year 2013, $20,191,378 expires in the year 2014, and $50,866,186 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.	62,775	$444,447
ArvinMeritor, Inc.	68,135	532,816
China Automotive Systems, Inc.*	24,350	226,212
Cooper Tire & Rubber Co.	55,722	979,593
Dana Holding Corp.*	93,265	635,135
Dorman Products, Inc.*	12,143	182,388
Drew Industries, Inc.*	18,670	404,952
Exide Technologies, Inc.*^	70,429	561,319
Fuel Systems Solutions, Inc.*	17,958	646,308
Hawk Corp., Class A*	1,750	24,010
Modine Manufacturing Co.	24,026	222,721
Raser Technologies, Inc.*	35,354	54,092
Spartan Motors, Inc.	27,631	142,023
Standard Motor Products, Inc.	17,181	261,151
Superior Industries International, Inc.	16,146	229,273
Tenneco, Inc.*	52,397	683,257
Wonder Auto Technology, Inc.*	22,497	269,964

		6,499,661

Automobiles (0.0%)
Winnebago Industries, Inc.*	18,846	277,225

Distributors (0.1%)
Audiovox Corp., Class A*	20,901	143,172
Core-Mark Holding Co., Inc.*^	8,810	251,966

		395,138

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	16,907	587,349
Bridgepoint Education, Inc.*	12,904	196,915
Capella Education Co.*	12,845	864,982
ChinaCast Education Corp.*	30,491	221,670
Coinstar, Inc.*	28,586	942,766
Corinthian Colleges, Inc.*^	76,921	1,427,654
CPI Corp.	11,159	139,153
Grand Canyon Education, Inc.*	14,848	264,740
Jackson Hewitt Tax Service, Inc.	21,276	108,508
K12, Inc.*^	21,984	362,296
Learning Tree International, Inc.*	24,850	283,041
Lincoln Educational Services Corp.*^	12,663	289,729
Mac-Gray Corp.*	14,347	154,661
Matthews International Corp., Class A	26,639	942,488
Pre-Paid Legal Services, Inc.*	5,247	266,548
Princeton Review, Inc.*	51,758	217,384
Regis Corp.	53,252	825,406
Sotheby’s, Inc.	60,802	1,047,618
Steiner Leisure Ltd.*^	13,032	466,024
Stewart Enterprises, Inc., Class A^	69,487	363,417
Universal Technical Institute, Inc.*	19,093	376,132

		10,348,481

Hotels, Restaurants & Leisure (2.4%)
AFC Enterprises, Inc.*	29,991	252,524
Ambassadors Group, Inc.	18,284	286,145
Ameristar Casinos, Inc.	22,251	351,121
Bally Technologies, Inc.*^	51,740	1,985,264
BJ’s Restaurants, Inc.*	13,634	204,374
Bob Evans Farms, Inc.	27,190	790,141
Buffalo Wild Wings, Inc.*	16,900	703,209
California Pizza Kitchen, Inc.*	15,972	249,483
CEC Entertainment, Inc.*	18,498	478,358
Cheesecake Factory, Inc.*	56,521	$1,046,769
Churchill Downs, Inc.	6,793	261,530
CKE Restaurants, Inc.	40,555	425,422
Cracker Barrel Old Country Store, Inc.	20,623	709,431
Denny’s Corp.*^	112,284	298,675
DineEquity, Inc.	16,481	407,905
Domino’s Pizza, Inc.*	31,513	278,575
Dover Downs Gaming & Entertainment, Inc.	5,620	32,034
Einstein Noah Restaurant Group, Inc.*	709	8,536
Gaylord Entertainment Co.*	38,876	781,408
Great Wolf Resorts, Inc.*	1,063	3,795
Interval Leisure Group, Inc.*	36,800	459,264
Isle of Capri Casinos, Inc.*^	1,520	17,921
Jack in the Box, Inc.*^	54,639	1,119,553
Krispy Kreme Doughnuts, Inc.*	76,234	272,155
Landry’s Restaurants, Inc.*	17,476	183,498
Life Time Fitness, Inc.*	37,500	1,051,875
Marcus Corp.	21,904	280,152
Morgans Hotel Group Co.*	35,602	192,963
O’Charleys, Inc.*	35,687	334,387
Orient-Express Hotels Ltd., Class A^	71,509	823,069
P.F. Chang’s China Bistro, Inc.*^	22,760	773,157
Papa John’s International, Inc.*	17,571	431,719
Peet’s Coffee & Tea, Inc.*	12,568	354,795
Pinnacle Entertainment, Inc.*	55,600	566,564
Red Robin Gourmet Burgers, Inc.*^	14,746	301,113
Ruby Tuesday, Inc.*	49,828	419,552
Ruth’s Hospitality Group, Inc.*^	1,417	5,980
Shuffle Master, Inc.*	59,049	556,242
Sonic Corp.*^	51,138	565,586
Speedway Motorsports, Inc.^	19,886	286,159
Steak n Shake Co.*	29,839	351,205
Texas Roadhouse, Inc., Class A*	39,618	420,743
Town Sports International Holdings, Inc.*	3,439	8,632
Vail Resorts, Inc.*	26,794	898,671

		20,229,654

Household Durables (1.3%)
American Greetings Corp., Class A	42,357	944,561
Blyth, Inc.	6,704	259,646
Brookfield Homes Corp.*	10,628	70,995
Cavco Industries, Inc.*^	7,200	255,600
CSS Industries, Inc.^	9,683	191,433
Ethan Allen Interiors, Inc.^	21,554	355,641
Furniture Brands International, Inc.*	60,398	334,001
Helen of Troy Ltd.*	28,998	563,431
Hooker Furniture Corp.	1,960	26,460
Hovnanian Enterprises, Inc., Class A*	53,685	206,150
iRobot Corp.*	21,242	261,489
La-Z-Boy, Inc.	49,009	423,928
M/I Homes, Inc.*	18,618	253,018
Meritage Homes Corp.*	29,039	589,492
National Presto Industries, Inc.	3,572	309,014
Ryland Group, Inc.	40,456	852,408
Sealy Corp.*^	63,330	202,656
Skyline Corp.	14,344	323,601
Standard Pacific Corp.*	93,615	345,439
Tempur-Pedic International, Inc.*	65,519	1,240,930
Tupperware Brands Corp.	57,990	2,314,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Electronics, Inc.*	11,319	$231,134

		10,555,988

Internet & Catalog Retail (0.5%)
1-800-FLOWERS.COM, Inc., Class A*	69,372	239,333
Blue Nile, Inc.*	10,768	668,908
Drugstore.Com, Inc.*	81,601	198,291
Gaiam, Inc., Class A*	27,694	193,304
HSN, Inc.*	36,968	601,839
NutriSystem, Inc.	29,067	443,562
Orbitz Worldwide, Inc.*	32,831	202,896
Overstock.com, Inc.*	18,432	270,398
PetMed Express, Inc.	18,009	339,470
Shutterfly, Inc.*	21,797	362,484
Stamps.com, Inc.*	14,405	133,246
Ticketmaster Entertainment, Inc.*	35,006	409,220

		4,062,951

Leisure Equipment & Products (0.8%)
Brunswick Corp.	82,858	992,639
Callaway Golf Co.	52,763	401,526
Eastman Kodak Co.^	249,591	1,193,045
JAKKS Pacific, Inc.*^	21,998	315,011
Leapfrog Enterprises, Inc.*	95,225	391,375
Marine Products Corp.	51,312	283,755
Polaris Industries, Inc.	30,251	1,233,636
Pool Corp.	42,178	937,195
RC2 Corp.*	15,807	225,250
Smith & Wesson Holding Corp.*	48,135	251,746
Steinway Musical Instruments*	20,546	243,881
Sturm Ruger & Co., Inc.	17,705	229,103

		6,698,162

Media (1.0%)
Arbitron, Inc.^	24,981	518,606
Ascent Media Corp., Class A*	13,131	336,154
Belo Corp., Class A	76,323	412,907
Cinemark Holdings, Inc.	29,678	307,464
CKX, Inc.*	49,418	331,595
Crown Media Holdings, Inc., Class A*	100,062	156,097
Dolan Media Co.*	23,219	278,396
EW Scripps Co., Class A*^	31,400	235,500
Global Sources Ltd.*	31,303	215,052
Harte-Hanks, Inc.^	36,841	509,511
Journal Communications, Inc., Class A	1,360	5,005
Knology, Inc.*	36,304	353,964
LIN TV Corp., Class A*	5,129	24,260
Live Nation, Inc.*	69,949	572,882
Martha Stewart Living Omnimedia, Inc., Class A*^	32,916	206,054
Mediacom Communications Corp., Class A*	47,946	276,169
National CineMedia, Inc	38,023	645,250
Playboy Enterprises, Inc., Class B*	1,417	4,279
Primedia, Inc.	3,602	9,077
RCN Corp.*	47,227	439,211
Rentrak Corp.*	12,727	227,304
Scholastic Corp.	22,160	539,374
Sinclair Broadcast Group, Inc., Class A	74,670	267,319
Valassis Communications, Inc.*	44,834	801,632
Value Line, Inc.	10,581	326,635
World Wrestling Entertainment, Inc., Class A	19,862	278,267

		8,277,964

Multiline Retail (0.3%)
99 Cents Only Stores*	41,149	$553,454
Dillard’s, Inc., Class A^	55,133	777,376
Fred’s, Inc., Class A^	35,015	445,741
Saks, Inc.*	110,616	754,401
Tuesday Morning Corp.*	3,189	13,266

		2,544,238

Specialty Retail (3.3%)
America’s Car-Mart, Inc.*	14,631	350,412
AnnTaylor Stores Corp.*	54,504	866,069
Asbury Automotive Group, Inc.*	30,242	383,469
bebe Stores, Inc.	33,616	247,414
Big 5 Sporting Goods Corp.^	29,655	447,790
Borders Group, Inc.*	81,131	252,317
Brown Shoe Co., Inc.	39,863	319,701
Buckle, Inc.^	23,389	798,500
Build-A-Bear Workshop, Inc.*	25,388	123,640
Cabela’s, Inc.*	35,935	479,373
Cato Corp., Class A^	23,623	479,311
Charlotte Russe Holding, Inc.*	14,106	246,855
Charming Shoppes, Inc.*	107,653	528,576
Children’s Place Retail Stores, Inc.*^	21,690	649,832
Christopher & Banks Corp.	38,366	259,738
Citi Trends, Inc.*	15,079	429,299
Coldwater Creek, Inc.*	79,163	649,137
Collective Brands, Inc.*	60,250	1,044,132
Conn’s, Inc.*	15,400	173,866
Dress Barn, Inc.*^	40,733	730,343
DSW, Inc., Class A*	20,639	329,605
Finish Line, Inc., Class A	40,613	412,628
Genesco, Inc.*	14,457	347,980
Group 1 Automotive, Inc.^	19,837	532,623
Gymboree Corp.*	26,615	1,287,634
Haverty Furniture Cos., Inc.*	17,438	205,943
hhgregg, Inc.*^	15,625	264,688
Hibbett Sports, Inc.*^	24,155	440,346
HOT Topic, Inc.*^	37,879	283,714
J. Crew Group, Inc.*^	46,806	1,676,591
Jo-Ann Stores, Inc.*	23,333	626,024
JoS. A. Bank Clothiers, Inc.*^	15,725	704,008
Kirkland’s, Inc.*	22,220	316,635
Lithia Motors, Inc., Class A	2,709	42,233
Lumber Liquidators, Inc.*	14,176	307,477
Men’s Wearhouse, Inc.	45,251	1,117,700
Monro Muffler Brake, Inc.	14,403	457,871
New York & Co., Inc.*	56,738	290,499
OfficeMax, Inc.*	70,987	893,016
Pacific Sunwear of California, Inc.*	67,745	348,887
PEP Boys-Manny, Moe & Jack^	39,777	388,621
Pier 1 Imports, Inc.*	98,656	381,799
Rent-A-Center, Inc.*	62,903	1,187,609
REX Stores Corp.*	11,726	127,813
Sally Beauty Holdings, Inc.*	88,901	632,086
Shoe Carnival, Inc.*	15,233	234,893
Sonic Automotive, Inc., Class A	22,725	238,612
Stage Stores, Inc.	36,374	471,407
Stein Mart, Inc.*	25,690	326,520
Systemax, Inc.*	15,125	183,466
Talbots, Inc.	32,019	295,535
Tractor Supply Co.*	31,785	1,539,030
Tween Brands, Inc.*	21,233	178,145
Ulta Salon Cosmetics & Fragrance, Inc.*	26,325	434,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Wet Seal, Inc., Class A*	90,801	$343,228
Zale Corp.*^	20,055	143,393
Zumiez, Inc.*	22,019	361,332

		27,813,991

Textiles, Apparel & Luxury Goods (2.2%)
American Apparel, Inc.*	38,853	136,374
Carter’s, Inc.*	54,072	1,443,722
Cherokee, Inc.	8,679	208,036
Columbia Sportswear Co.	9,634	396,536
Crocs, Inc.*	77,134	512,941
Deckers Outdoor Corp.*	11,801	1,001,315
FGX International Holdings Ltd.*	16,152	225,320
Fossil, Inc.*	42,180	1,200,021
Fuqi International, Inc.*^	16,606	486,224
G-III Apparel Group Ltd.*	13,521	191,322
Iconix Brand Group, Inc.*	66,531	829,642
Jones Apparel Group, Inc.	79,494	1,425,327
K-Swiss, Inc., Class A	26,660	234,341
Liz Claiborne, Inc.^	88,465	436,133
Lululemon Athletica, Inc.*	37,835	860,746
Maidenform Brands, Inc.*	17,330	278,320
Movado Group, Inc.	23,172	336,689
Oxford Industries, Inc.	10,807	212,898
Perry Ellis International, Inc.*	9,878	158,443
Quiksilver, Inc.*	119,043	327,368
Skechers U.S.A., Inc., Class A*	31,479	539,550
Steven Madden Ltd.*	15,990	588,592
Timberland Co., Class A*	40,846	568,576
True Religion Apparel, Inc.*	23,610	612,207
Under Armour, Inc., Class A*	29,767	828,416
UniFirst Corp.	12,705	564,737
Volcom, Inc.*	25,203	415,346
Warnaco Group, Inc.*	41,097	1,802,514
Weyco Group, Inc.	1,000	22,900
Wolverine World Wide, Inc.	44,940	1,116,310

		17,960,866

Total Consumer Discretionary		115,664,319

Consumer Staples (3.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	11,774	436,580
Coca-Cola Bottling Co. Consolidated	3,671	177,787
Heckmann Corp.*	74,457	341,013
National Beverage Corp.*	1,950	22,444

		977,824

Food & Staples Retailing (0.8%)
Andersons, Inc.	14,406	507,091
Arden Group, Inc., Class A	1,421	169,810
Casey’s General Stores, Inc.	47,113	1,478,406
Great Atlantic & Pacific Tea Co., Inc.*^	38,177	340,157
Ingles Markets, Inc., Class A	14,065	222,649
Nash Finch Co.^	9,061	247,728
Pantry, Inc.*	16,735	262,405
Pricesmart, Inc.	9,952	186,600
Ruddick Corp.	36,902	982,331
Spartan Stores, Inc.	17,070	241,199
Susser Holdings Corp.*	15,744	197,902
United Natural Foods, Inc.*^	40,788	975,649
Village Super Market, Inc., Class A	3,779	111,367
Weis Markets, Inc.	8,051	257,229
Winn-Dixie Stores, Inc.*	51,434	674,814

		6,855,337

Food Products (1.4%)
AgFeed Industries, Inc.*	21,612	$115,408
Alico, Inc.	7,030	206,612
American Dairy, Inc.*	8,848	250,664
American Italian Pasta Co., Class A*	19,499	529,983
B&G Foods, Inc., Class A	40,432	331,138
Calavo Growers, Inc.^	15,420	292,672
Cal-Maine Foods, Inc.	11,692	312,995
Chiquita Brands International, Inc.* .	41,200	665,792
Darling International, Inc.*	68,297	501,983
Diamond Foods, Inc.	14,137	448,426
Farmer Bros Co.	9,617	199,072
Fresh Del Monte Produce, Inc.*	37,404	845,704
Griffin Land & Nurseries, Inc.	7,162	229,184
Hain Celestial Group, Inc.*	37,980	728,077
HQ Sustainable Maritime Industries, Inc.*	768	6,758
J&J Snack Foods Corp.	11,703	505,452
Lancaster Colony Corp.	18,237	935,011
Lance, Inc.	25,540	659,443
Lifeway Foods, Inc.*	17,415	191,391
Sanderson Farms, Inc.^	17,293	650,908
Seneca Foods Corp., Class A*	1,050	28,770
Smart Balance, Inc.*	59,595	365,913
Synutra International, Inc.*	24,462	335,374
Tootsie Roll Industries, Inc	20,037	476,480
TreeHouse Foods, Inc.*	28,333	1,010,638
Zhongpin, Inc.*^	29,817	438,906

		11,262,754

Household Products (0.1%)
Central Garden & Pet Co., Class A*	61,133	668,184
WD-40 Co.	12,027	341,567

		1,009,751

Personal Products (0.7%)
American Oriental Bioengineering, Inc.*^	43,239	210,142
Bare Escentuals, Inc.*	61,612	732,567
Chattem, Inc.*	18,129	1,203,947
China Sky One Medical, Inc.*	10,270	135,461
China-Biotics, Inc.*	19,844	317,504
Elizabeth Arden, Inc.*^	19,800	233,046
Inter Parfums, Inc.	21,140	258,119
Mannatech, Inc.	13,698	52,463
Medifast, Inc.*^	15,180	329,710
Nu Skin Enterprises, Inc., Class A	46,059	853,473
Prestige Brands Holdings, Inc.*	49,004	344,988
Revlon, Inc., Class A*	40,238	195,557
Schiff Nutrition International, Inc	52,251	272,228
USANA Health Sciences, Inc.*	7,168	244,500

		5,383,705

Tobacco (0.2%)
Alliance One International, Inc.*^	75,924	340,140
Star Scientific, Inc.*^	67,907	63,154
Universal Corp.^	22,253	930,620
Vector Group Ltd.	42,937	668,952

		2,002,866

Total Consumer Staples		27,492,237

Energy (4.8%)
Energy Equipment & Services (1.8%)
Allis-Chalmers Energy, Inc.*	4,620	20,143
Basic Energy Services, Inc.*	36,726	311,804
Bolt Technology Corp.*	827	10,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Boots & Coots, Inc.*^	160,950	$259,130
Bristow Group, Inc.*	27,080	804,005
Cal Dive International, Inc.*	39,098	386,679
CARBO Ceramics, Inc.	18,461	951,665
Complete Production Services, Inc.*	54,440	615,172
Dawson Geophysical Co.*^	8,463	231,717
Dril-Quip, Inc.*	29,416	1,460,210
ENGlobal Corp.*	35,011	144,245
Forbes Energy Services Ltd.*	8,600	7,551
Global Industries Ltd.*	92,802	881,619
Gulf Island Fabrication, Inc.	20,570	385,482
GulfMark Offshore, Inc.*	19,255	630,409
Hercules Offshore, Inc.*^	81,920	402,227
Hornbeck Offshore Services, Inc.*^	21,834	601,745
ION Geophysical Corp.*^	82,900	291,808
Key Energy Services, Inc.*	115,072	1,001,126
Lufkin Industries, Inc.	12,394	659,113
Matrix Service Co.*	22,344	242,879
NATCO Group, Inc., Class A*	17,236	763,210
Natural Gas Services Group, Inc.*	15,880	279,806
Newpark Resources, Inc.*	70,202	225,348
OYO Geospace Corp.*	6,082	157,098
Parker Drilling Co.*	102,029	557,078
PHI, Inc.*	13,059	264,837
Pioneer Drilling Co.*	47,367	347,674
RPC, Inc.	26,148	274,031
Sulphco, Inc.*	65,063	89,136
Superior Well Services, Inc.*^	40,722	394,189
T-3 Energy Services, Inc.*	100	1,970
TETRA Technologies, Inc.*	70,061	678,891
Union Drilling, Inc.*	27,798	212,377
Willbros Group, Inc.*	31,198	475,146

		15,019,915

Oil, Gas & Consumable Fuels (3.0%)
Alon USA Energy, Inc.	22,437	222,799
Apco Oil and Gas International, Inc.	15,748	360,944
Approach Resources, Inc.*^	6,377	57,903
Arena Resources, Inc.*	35,270	1,252,085
Atlas Energy, Inc.	32,824	888,546
ATP Oil & Gas Corp.*	26,486	473,835
Berry Petroleum Co., Class A	40,021	1,071,762
Bill Barrett Corp.*	33,102	1,085,415
BPZ Resources, Inc.*	73,455	552,382
Brigham Exploration Co.*	93,816	851,849
Carrizo Oil & Gas, Inc.*^	26,003	636,813
Cheniere Energy, Inc.*	8,200	24,026
Clayton Williams Energy, Inc.*	7,486	225,478
Clean Energy Fuels Corp.*	29,059	418,740
Contango Oil & Gas Co.*	10,649	543,738
Crosstex Energy, Inc.	22,111	116,746
CVR Energy, Inc.*	39,664	493,420
Delek U.S. Holdings, Inc.	25,706	220,300
Delta Petroleum Corp.*	162,877	285,035
DHT Maritime, Inc.^	45,983	172,896
Endeavour International Corp.*	228,285	276,225
Evergreen Energy, Inc.*	228,746	141,823
General Maritime Corp.^	37,717	291,930
GeoResources, Inc.*	13,049	144,191
GMX Resources, Inc.*	19,331	303,690
Golar LNG Ltd.	29,787	329,444
Goodrich Petroleum Corp.*^	22,492	580,519
Gran Tierra Energy, Inc.*	199,797	831,156
Gulfport Energy Corp.*	38,115	333,125
Harvest Natural Resources, Inc.*	31,469	$161,436
International Coal Group, Inc.*	114,912	463,095
Isramco, Inc.*^	200	26,128
James River Coal Co.*	22,038	421,146
Jura Energy Corp.*	6,900	322
Knightsbridge Tankers Ltd.	16,250	211,900
McMoRan Exploration Co.*	70,819	534,683
Nordic American Tanker Shipping Ltd.	37,501	1,109,280
Northern Oil and Gas, Inc.*	43,570	365,988
Oilsands Quest, Inc.*	286,702	323,973
Panhandle Oil and Gas, Inc., Class A	8,020	171,307
Parallel Petroleum Corp.*	30,524	96,761
Patriot Coal Corp.*	59,473	699,402
Penn Virginia Corp.	39,395	902,539
Petroleum Development Corp.*	21,161	394,864
PetroQuest Energy, Inc.*^	47,459	308,009
PrimeEnergy Corp.*	4,279	122,722
Rex Energy Corp.*	30,890	257,932
Rosetta Resources, Inc.*	46,424	681,969
Ship Finance International Ltd.	36,005	442,501
Stone Energy Corp.*^	32,982	537,936
Swift Energy Co.*	34,769	823,330
Teekay Tankers Ltd., Class A^	7,657	63,936
Toreador Resources Corp.*	20,726	207,053
USEC, Inc.*	96,814	454,058
VAALCO Energy, Inc.*	43,353	199,424
Venoco, Inc.*	24,411	280,971
W&T Offshore, Inc.	31,644	370,551
Western Refining, Inc.*	3,030	19,544
Westmoreland Coal Co.*	260	2,114
World Fuel Services Corp.	27,058	1,300,678

		25,142,367

Total Energy		40,162,282

Financials (19.6%)
Capital Markets (2.5%)
Allied Capital Corp.	166,332	510,639
American Capital Ltd.	261,164	843,560
Apollo Investment Corp.	151,403	1,445,899
Ares Capital Corp.	83,410	919,178
BGC Partners, Inc., Class A	57,853	247,611
BlackRock Kelso Capital Corp.	37,584	278,873
Broadpoint Gleacher Securities, Inc.*^	40,452	337,370
Calamos Asset Management, Inc., Class A	15,571	203,357
Capital Southwest Corp.	2,190	168,082
Cohen & Steers, Inc.	24,984	599,616
Diamond Hill Investment Group, Inc.*^	1,713	99,303
Duff & Phelps Corp., Class A^	12,595	241,320
E*TRADE Financial Corp.*	1,353,880	2,369,290
Epoch Holding Corp.^	3,550	31,063
Evercore Partners, Inc., Class A^	12,311	359,727
FBR Capital Markets Corp.*	36,680	217,512
FCStone Group, Inc.*	18,155	87,507
GAMCO Investors, Inc., Class A	6,558	299,701
GFI Group, Inc.	57,997	419,318
Gladstone Capital Corp.^	18,501	165,214
Gladstone Investment Corp.	1,004	4,869
Harris & Harris Group, Inc.*	27,079	169,244
Hercules Technology Growth Capital, Inc.	42,101	413,432
KBW, Inc.*	32,433	1,044,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Knight Capital Group, Inc., Class A*	87,405	$1,901,059
Kohlberg Capital Corp.	675	4,070
LaBranche & Co., Inc.*	42,908	145,887
MCG Capital Corp.*	86,536	362,586
MF Global Ltd.*	90,082	654,896
MVC Capital, Inc.^	24,190	212,388
NGP Capital Resources Co.	9,741	70,720
Oppenheimer Holdings, Inc., Class A	11,083	269,871
optionsXpress Holdings, Inc.	37,127	641,555
PennantPark Investment Corp.^	3,177	25,765
Penson Worldwide, Inc.*	15,149	147,551
Piper Jaffray Cos., Inc.*	18,581	886,685
Prospect Capital Corp.^	44,345	474,935
Pzena Investment Management, Inc., Class A*^	39,683	324,210
Riskmetrics Group, Inc.*	19,653	287,327
Safeguard Scientifics, Inc.*	15,827	173,622
Sanders Morris Harris Group, Inc.	35,536	210,018
Stifel Financial Corp.*^	25,061	1,375,849
SWS Group, Inc.	20,283	292,075
Teton Advisors, Inc., Class B(b)†	101	263
Thomas Weisel Partners Group, Inc.*^	1,897	10,130
TradeStation Group, Inc.*	27,700	225,755
U.S. Global Investors, Inc., Class A	1,212	14,944
Virtus Investment Partners, Inc.*	3,578	55,853
Westwood Holdings Group, Inc.	4,297	149,106

		20,393,796

Commercial Banks (5.5%)
1st Source Corp.	10,620	173,106
Ameris Bancorp	5,201	37,185
Ames National Corp.	7,850	189,264
Arrow Financial Corp.	7,495	204,547
BancFirst Corp.	6,297	232,548
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	350,964
Bank of Kentucky Financial Corp.	8,212	173,766
Bank of Marin Bancorp/California^	7,463	233,816
Bank of the Ozarks, Inc.	11,169	296,314
Banner Corp.	10,332	28,206
Boston Private Financial Holdings, Inc.	61,370	399,519
Bridge Bancorp, Inc.	7,581	184,446
Bryn Mawr Bank Corp.	7,680	134,170
Camden National Corp.	10,377	342,856
Capital City Bank Group, Inc.	16,870	239,554
Cardinal Financial Corp.	22,843	187,998
Cathay General Bancorp	43,347	350,677
Centerstate Banks, Inc.	9,493	74,900
Central Pacific Financial Corp.	41,568	104,751
Chemical Financial Corp.	22,141	482,452
Citizens & Northern Corp.	9,802	144,972
Citizens Holding Co.	6,882	182,098
Citizens Republic Bancorp, Inc.*^	108,230	82,255
City Holding Co.	14,550	433,735
CoBiz Financial, Inc.	17,121	85,263
Columbia Banking System, Inc.^	25,455	421,280
Community Bank System, Inc.	25,878	472,791
Community Trust Bancorp, Inc.	13,296	347,956
CVB Financial Corp.^	79,187	601,029
East West Bancorp, Inc.^	85,557	710,123
Enterprise Financial Services Corp.	11,395	105,404
F.N.B. Corp./Pennsylvania	106,351	756,156
Farmers Capital Bank Corp.	7,127	$127,431
Financial Institutions, Inc.	13,885	138,433
First Bancorp, Inc./Maine^	1,519	28,253
First Bancorp/North Carolina^	23,042	415,908
First Bancorp/Puerto Rico^	57,149	174,304
First Busey Corp.	9,106	42,798
First Commonwealth Financial Corp.	76,813	436,298
First Community Bancshares, Inc./Virginia	16,917	213,493
First Financial Bancorp	36,516	440,018
First Financial Bankshares, Inc.^	19,208	950,028
First Financial Corp./Indiana^	10,238	313,692
First Merchants Corp.	14,152	98,639
First Midwest Bancorp, Inc./Illinois	43,868	494,392
First of Long Island Corp.	8,271	219,926
First South Bancorp, Inc./North Carolina	1,895	21,792
FirstMerit Corp.^	76,241	1,450,865
German American Bancorp, Inc.	13,368	207,338
Glacier Bancorp, Inc.^	53,214	795,017
Great Southern Bancorp, Inc.^	10,470	248,244
Guaranty Bancorp*	32,177	47,622
Hampton Roads Bankshares, Inc.^	27,021	77,820
Hancock Holding Co.^	22,533	846,565
Harleysville National Corp.	43,150	229,989
Heartland Financial USA, Inc.	23,215	342,421
Home Bancshares, Inc./Arkansas	9,037	198,091
IBERIABANK Corp.	19,154	872,656
Independent Bank Corp./Massachusetts	19,586	433,438
International Bancshares Corp.	46,090	751,728
Investors Bancorp, Inc.*	38,148	404,750
Lakeland Bancorp, Inc.^	23,228	174,210
Lakeland Financial Corp.	12,777	263,845
MainSource Financial Group, Inc.	34,881	237,191
MB Financial, Inc.	46,551	976,174
Merchants Bancshares, Inc.	1,100	23,496
Metro Bancorp, Inc.*	11,823	143,886
Nara Bancorp, Inc.	13,225	91,914
National Bankshares, Inc./Virginia	8,044	204,720
National Penn Bancshares, Inc.	73,809	450,973
NBT Bancorp, Inc.^	29,778	671,196
Northfield Bancorp, Inc./New Jersey	13,959	178,675
Old National Bancorp/Indiana^	59,839	670,197
Old Second Bancorp, Inc.	11,189	64,113
Oriental Financial Group, Inc.	24,071	305,702
Orrstown Financial Services, Inc.	5,265	203,440
Pacific Capital Bancorp N.A.	40,372	58,136
Pacific Continental Corp.	414	4,359
PacWest Bancorp	25,416	484,175
Park National Corp.	10,148	592,034
Peapack Gladstone Financial Corp.	14,239	228,678
Peoples Bancorp, Inc./Ohio	10,220	133,371
Pinnacle Financial Partners, Inc.*^	30,777	391,176
Premierwest Bancorp	3,038	8,233
PrivateBancorp, Inc.	28,970	708,606
Prosperity Bancshares, Inc.^	42,884	1,491,934
Renasant Corp.	16,481	244,743
Republic Bancorp, Inc./Kentucky, Class A	11,498	229,500
S&T Bancorp, Inc.	20,325	263,412
Sandy Spring Bancorp, Inc.	14,151	230,378
Santander BanCorp*	3,990	38,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SCBT Financial Corp.	10,334	$290,385
Shore Bancshares, Inc.	8,434	141,101
Sierra Bancorp	10,066	120,893
Signature Bank/New York*	37,267	1,080,743
Simmons First National Corp., Class A	11,201	322,701
Smithtown Bancorp, Inc.	14,090	162,599
South Financial Group, Inc.	149,544	219,830
Southside Bancshares, Inc.^	12,845	289,269
Southwest Bancorp, Inc./Oklahoma	15,157	212,804
State Bancorp, Inc./New York	5,196	43,906
StellarOne Corp.	16,896	249,216
Sterling Bancorp/New York	21,698	156,660
Sterling Bancshares, Inc./Texas	64,367	470,523
Sterling Financial Corp./Washington*	5,950	11,900
Suffolk Bancorp	7,962	235,755
Sun Bancorp, Inc./New Jersey*	26,699	140,971
Susquehanna Bancshares, Inc.^	77,661	457,423
SVB Financial Group*	30,718	1,329,168
SY Bancorp, Inc.	11,896	274,679
Texas Capital Bancshares, Inc.*	32,423	546,003
Tompkins Financial Corp.	7,500	327,750
TowneBank/Virginia	16,182	206,321
Trico Bancshares	10,216	167,542
Trustmark Corp.	53,380	1,016,889
UCBH Holdings, Inc.^	158,969	127,175
UMB Financial Corp.	28,918	1,169,444
Umpqua Holdings Corp.	81,704	866,062
Union Bankshares Corp./Virginia	9,802	122,035
United Bankshares, Inc.	34,217	670,311
United Community Banks, Inc./Georgia*	41,960	209,799
Univest Corp. of Pennsylvania	14,726	319,112
Washington Trust Bancorp, Inc.	11,060	193,771
Webster Financial Corp.	62,765	782,680
WesBanco, Inc.	23,848	368,690
West Bancorp, Inc.	21,026	104,289
Westamerica Bancorp	26,974	1,402,648
Western Alliance Bancorp*^	61,399	387,428
Wilshire Bancorp, Inc.	36,839	270,398
Wintrust Financial Corp.^	22,412	626,640
Yadkin Valley Financial Corp.	6,967	32,536

		45,681,468

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	47,291	264,830
Cardtronics, Inc.*	3,300	25,806
Cash America International, Inc.	26,938	812,450
CompuCredit Holdings Corp.*	37,046	174,487
Credit Acceptance Corp.*	7,542	242,777
Dollar Financial Corp.*	21,405	342,908
EZCORP, Inc., Class A*	41,796	570,933
First Cash Financial Services, Inc.*	20,968	359,182
First Marblehead Corp.*	93,100	204,820
Nelnet, Inc., Class A*	28,648	356,381
World Acceptance Corp.*	15,781	397,839

		3,752,413

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*	23,142	167,780
Compass Diversified Holdings	13,698	143,418
Encore Capital Group, Inc.*	21,865	294,084
Fifth Street Finance Corp.^	29,609	323,626
Financial Federal Corp.	20,260	500,017
Life Partners Holdings, Inc.^	1,297	23,216
MarketAxess Holdings, Inc.*	29,512	$355,620
Medallion Financial Corp.	12,930	108,095
NewStar Financial, Inc.*^	15,228	50,100
PHH Corp.*	48,915	970,474
PICO Holdings, Inc.*	17,775	592,796
Portfolio Recovery Associates, Inc.*	13,516	612,680
Primus Guaranty Ltd.*	26,155	111,682
Resource America, Inc., Class A	3,189	15,339

		4,268,927

Insurance (3.2%)
Ambac Financial Group, Inc.	381,626	641,132
American Equity Investment Life Holding Co.	49,493	347,441
American Physicians Capital, Inc.	9,348	269,316
American Physicians Service Group, Inc.	9,661	222,589
American Safety Insurance Holdings Ltd.*^	9,506	150,195
AMERISAFE, Inc.*	18,177	313,553
Amtrust Financial Services, Inc.	24,746	282,352
Argo Group International Holdings Ltd.*	26,939	907,306
Assured Guaranty Ltd.^	97,471	1,892,887
Baldwin & Lyons, Inc., Class B	9,328	218,742
Citizens, Inc./Texas*	25,949	164,517
CNA Surety Corp.*	15,749	255,134
Conseco, Inc.*^	172,001	904,725
Crawford & Co., Class B*	29,363	129,491
Delphi Financial Group, Inc., Class A	38,659	874,853
Donegal Group, Inc., Class A	10,144	156,623
eHealth, Inc.*	18,610	270,217
EMC Insurance Group, Inc.^	80	1,690
Employers Holdings, Inc.	38,801	600,639
Enstar Group, Ltd.*	5,188	323,057
FBL Financial Group, Inc., Class A^	14,840	288,341
Flagstone Reinsurance Holdings Ltd.	35,395	399,256
FPIC Insurance Group, Inc.*	7,851	263,401
Greenlight Capital Reinsurance Ltd., Class A*	26,793	503,708
Hallmark Financial Services*	700	5,635
Harleysville Group, Inc.	11,188	354,100
Hilltop Holdings, Inc.*	41,884	513,498
Horace Mann Educators Corp.	32,637	455,939
Independence Holding Co.	16,813	98,860
Infinity Property & Casualty Corp.	11,552	490,729
Kansas City Life Insurance Co.	7,764	241,771
Maiden Holdings Ltd.	43,061	313,053
Max Capital Group Ltd.	52,514	1,122,224
Meadowbrook Insurance Group, Inc.	47,777	353,550
Montpelier Reinsurance Holdings Ltd.	81,163	1,324,580
National Financial Partners Corp.*	54,305	473,540
National Interstate Corp.	13,181	230,668
National Western Life Insurance Co., Class A	1,505	264,850
Navigators Group, Inc.*^	12,303	676,665
NYMAGIC, Inc.	6,022	103,940
Phoenix Cos., Inc.*^	74,567	242,343
Platinum Underwriters Holdings Ltd.	49,690	1,780,890
PMA Capital Corp., Class A*	26,583	151,257
Presidential Life Corp.	14,858	153,929
ProAssurance Corp.*	30,097	1,570,762
RLI Corp.	16,348	862,847
Safety Insurance Group, Inc.	13,125	432,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SeaBright Insurance Holdings, Inc.*	18,420	$210,356
Selective Insurance Group, Inc.	49,732	782,284
State Auto Financial Corp.	11,834	212,184
Stewart Information Services Corp.^	12,627	156,196
Tower Group, Inc.	38,921	949,283
United America Indemnity Ltd., Class A*	29,323	216,697
United Fire & Casualty Co.	20,164	360,936
Universal Insurance Holdings, Inc.	37,196	187,096
Zenith National Insurance Corp.	32,591	1,007,062

		26,680,964

Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	32,673	492,382
Agree Realty Corp. (REIT)	2,912	66,772
Alexander’s, Inc. (REIT)	1,775	525,187
American Campus Communities, Inc. (REIT)^	49,333	1,324,591
American Capital Agency Corp. (REIT)	13,944	396,707
Anthracite Capital, Inc. (REIT)*^	96,236	101,048
Anworth Mortgage Asset Corp. (REIT)	86,911	684,859
Ashford Hospitality Trust, Inc. (REIT)*^	60,804	210,382
Associated Estates Realty Corp. (REIT)	14,524	139,721
BioMed Realty Trust, Inc. (REIT)	92,597	1,277,839
CapLease, Inc. (REIT)	69,465	279,944
Capstead Mortgage Corp. (REIT)	57,077	793,941
Care Investment Trust, Inc. (REIT)	11,159	85,590
CBL & Associates Properties, Inc. (REIT)^	123,438	1,197,349
Cedar Shopping Centers, Inc. (REIT)^	47,303	305,104
Cogdell Spencer, Inc. (REIT)	3,600	17,280
Colonial Properties Trust (REIT)	44,662	434,561
Cousins Properties, Inc. (REIT)^	67,381	557,915
DCT Industrial Trust, Inc. (REIT)	189,900	970,389
Developers Diversified Realty Corp. (REIT)	127,975	1,182,489
DiamondRock Hospitality Co. (REIT)*	90,675	734,467
DuPont Fabros Technology, Inc. (REIT)*	20,000	266,600
EastGroup Properties, Inc. (REIT)	21,827	834,228
Education Realty Trust, Inc. (REIT)	41,294	244,873
Entertainment Properties Trust (REIT)^	30,614	1,045,162
Equity Lifestyle Properties, Inc. (REIT)	23,549	1,007,662
Equity One, Inc. (REIT)^	29,786	466,747
Extra Space Storage, Inc. (REIT)	74,533	786,323
FelCor Lodging Trust, Inc. (REIT)^	60,951	276,108
First Industrial Realty Trust, Inc. (REIT)	51,883	272,386
First Potomac Realty Trust (REIT)^	18,444	213,213
Franklin Street Properties Corp. (REIT)	50,399	660,227
Getty Realty Corp. (REIT)	15,620	383,315
Glimcher Realty Trust (REIT)	52,932	194,260
Government Properties Income Trust (REIT)*	10,566	253,690
Gramercy Capital Corp./New York (REIT)*	23,004	$55,900
Hatteras Financial Corp. (REIT)^	33,675	1,009,576
Healthcare Realty Trust, Inc. (REIT)	55,958	1,182,393
Hersha Hospitality Trust (REIT)	57,277	177,559
Highwoods Properties, Inc. (REIT)	65,940	2,073,813
Home Properties, Inc. (REIT)^	30,450	1,312,090
Inland Real Estate Corp. (REIT)	69,108	605,386
Investors Real Estate Trust (REIT)	53,396	482,700
iStar Financial, Inc. (REIT)*	92,684	281,759
Kilroy Realty Corp. (REIT)	40,093	1,112,180
Kite Realty Group Trust (REIT)	46,229	192,775
LaSalle Hotel Properties (REIT)	59,340	1,166,624
Lexington Realty Trust (REIT)	76,714	391,241
LTC Properties, Inc. (REIT)^	21,469	516,115
Medical Properties Trust, Inc. (REIT)	73,562	574,519
MFA Financial, Inc. (REIT)	259,839	2,068,318
Mid-America Apartment Communities, Inc. (REIT)	25,493	1,150,499
Mission West Properties, Inc. (REIT)	22,180	149,271
Monmouth Real Estate Investment Corp. (REIT), Class A	18,161	126,401
National Health Investors, Inc. (REIT)	21,328	675,031
National Retail Properties, Inc. (REIT)^	73,387	1,575,619
NorthStar Realty Finance Corp. (REIT)	68,836	241,614
Omega Healthcare Investors, Inc. (REIT)	76,108	1,219,250
Parkway Properties, Inc./Maryland (REIT)	27,726	546,202
Pennsylvania Real Estate Investment Trust (REIT)	43,152	328,387
Pennymac Mortgage Investment Trust (REIT)*	13,600	270,776
Post Properties, Inc. (REIT)	42,099	757,782
Potlatch Corp. (REIT)	34,544	982,777
PS Business Parks, Inc. (REIT)	16,580	850,886
RAIT Financial Trust (REIT)^	71,852	211,245
Ramco-Gershenson Properties Trust (REIT)	2,920	26,046
Redwood Trust, Inc. (REIT)^	72,091	1,117,410
Resource Capital Corp. (REIT)	7,794	42,399
Saul Centers, Inc. (REIT)	7,426	238,375
Sovran Self Storage, Inc. (REIT)^	20,675	629,140
Strategic Hotels & Resorts, Inc. (REIT)*	18,810	48,718
Sun Communities, Inc. (REIT)^	21,828	469,739
Sunstone Hotel Investors, Inc. (REIT)*^	77,171	547,914
Tanger Factory Outlet Centers (REIT)	37,421	1,397,300
Universal Health Realty Income Trust (REIT)	11,050	359,677
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	211,394
U-Store-It Trust (REIT)	70,668	441,675
Walter Investment Management Corp. (REIT)	16,601	265,948
Washington Real Estate Investment Trust (REIT)	51,617	1,486,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Winthrop Realty Trust (REIT)^	25,040	$243,890

		48,498,194

Real Estate Management & Development (0.2%)
American Realty Investors, Inc.*^	2,150	24,876
Avatar Holdings, Inc.*	11,271	214,149
Consolidated-Tomoka Land Co.	10,284	393,877
Forestar Group, Inc.*	31,321	538,095
Tejon Ranch Co.*	7,802	200,355

		1,371,352

Thrifts & Mortgage Finance (1.5%)
Abington Bancorp, Inc.	15,485	119,854
Astoria Financial Corp.	79,553	878,265
Bank Mutual Corp.	42,263	373,605
BankFinancial Corp.	22,221	212,877
Beneficial Mutual Bancorp, Inc.*	22,754	207,744
Berkshire Hills Bancorp, Inc.	9,094	199,522
Brookline Bancorp, Inc.	54,077	525,629
Brooklyn Federal Bancorp, Inc.	10,661	130,064
Clifton Savings Bancorp, Inc.	18,221	178,566
Danvers Bancorp, Inc.^	15,688	213,200
Dime Community Bancshares, Inc.	18,101	206,894
Doral Financial Corp.*^	53,363	197,443
ESB Financial Corp.	14,058	188,237
ESSA Bancorp, Inc.	9,839	129,973
First Financial Holdings, Inc.	7,691	122,825
First Financial Northwest, Inc.	14,936	86,928
Flagstar Bancorp, Inc.*	32,886	33,873
Flushing Financial Corp.	19,142	218,219
Home Federal Bancorp, Inc./Idaho	12,482	142,544
Kearny Financial Corp.	18,996	197,938
Meridian Interstate Bancorp, Inc.*	13,991	118,924
MGIC Investment Corp.*	116,461	862,976
NASB Financial, Inc.	9,384	246,799
NewAlliance Bancshares, Inc.	100,926	1,079,908
Northwest Bancorp, Inc.	11,560	264,030
OceanFirst Financial Corp.	18,697	216,885
Ocwen Financial Corp.*	51,485	582,810
Oritani Financial Corp.	16,650	227,106
PMI Group, Inc.^	79,085	336,111
Provident Financial Services, Inc.	55,316	569,202
Provident New York Bancorp^	34,745	331,815
Prudential Bancorp, Inc. of Pennsylvania	1,850	18,574
Radian Group, Inc.^	76,447	808,809
Rockville Financial, Inc.	28,749	309,052
Roma Financial Corp.	15,516	192,864
TrustCo Bank Corp. NY/New York	70,354	439,713
United Financial Bancorp, Inc.	13,745	159,167
ViewPoint Financial Group	19,448	273,050
Waterstone Financial, Inc.*	20,918	105,845
Westfield Financial, Inc.	29,414	249,137
WSFS Financial Corp.	7,230	192,607

		12,149,584

Total Financials		162,796,698

Health Care (14.0%)
Biotechnology (3.9%)
Acorda Therapeutics, Inc.*	32,435	755,087
Affymax, Inc.*^	12,393	296,069
Alkermes, Inc.*	83,825	770,352
Allos Therapeutics, Inc.*	47,269	342,700
Alnylam Pharmaceuticals, Inc.*	33,101	750,731
AMAG Pharmaceuticals, Inc.*^	15,823	691,149
Amicus Therapeutics, Inc.*	13,473	$117,889
Arena Pharmaceuticals, Inc.*	84,134	376,079
ARIAD Pharmaceuticals, Inc.*	112,157	248,989
ArQule, Inc.*	46,615	211,632
Array BioPharma, Inc.*	68,919	164,027
BioCryst Pharmaceuticals, Inc.*^	21,203	174,713
Celera Corp.*	71,271	444,018
Cell Therapeutics, Inc.*	438,221	539,012
Celldex Therapeutics, Inc.*^	16,278	89,366
Cepheid, Inc.*^	53,849	711,884
Clinical Data, Inc.*	16,722	278,756
Cubist Pharmaceuticals, Inc.*	49,318	996,224
Cytokinetics, Inc.*	46,685	246,964
Cytori Therapeutics, Inc.*	3,720	14,694
Dyax Corp.*^	64,968	233,235
Emergent Biosolutions, Inc.*^	20,004	353,271
Enzon Pharmaceuticals, Inc.*	41,114	339,190
Exelixis, Inc.*^	92,186	588,147
Facet Biotech Corp.*	19,883	343,777
Genomic Health, Inc.*	13,012	284,442
Geron Corp.*	80,111	525,528
GTx, Inc.*	28,675	367,040
Halozyme Therapeutics, Inc.*	55,035	391,299
Hemispherx Biopharma, Inc.*^	102,985	205,970
Human Genome Sciences, Inc.#*	145,819	2,744,314
Idenix Pharmaceuticals, Inc.*	67,837	209,616
Idera Pharmaceuticals, Inc.*	27,381	202,893
Immunogen, Inc.*	47,068	381,721
Immunomedics, Inc.*	70,723	390,391
Incyte Corp.*	78,747	531,542
Insmed, Inc.*	103,143	84,577
InterMune, Inc.*	31,834	507,116
Isis Pharmaceuticals, Inc.*	84,998	1,238,421
Lexicon Pharmaceuticals, Inc.*	121,679	259,176
Ligand Pharmaceuticals, Inc., Class B*	82,360	190,252
MannKind Corp.*	48,416	476,898
Martek Biosciences Corp.*	30,182	681,811
Maxygen, Inc.*	35,908	240,225
Medivation, Inc.*	26,386	716,116
Metabolix, Inc.*	21,834	224,454
Micromet, Inc.*	45,879	305,554
Momenta Pharmaceuticals, Inc.*	31,728	336,634
Myriad Pharmaceuticals, Inc.*	22,562	132,213
Nabi Biopharmaceuticals*	39,237	140,861
Nanosphere, Inc.*	827	5,921
Neurocrine Biosciences, Inc.*	32,000	97,600
Novavax, Inc.*	71,059	281,394
NPS Pharmaceuticals, Inc.*	39,622	159,280
Onyx Pharmaceuticals, Inc.*^	57,384	1,719,798
Opko Health, Inc.*^	130,180	296,810
Orexigen Therapeutics, Inc.*	28,003	275,830
Osiris Therapeutics, Inc.*	12,884	85,807
PDL BioPharma, Inc.^	104,627	824,461
Pharmasset, Inc.*	19,699	416,437
Poniard Pharmaceuticals, Inc.*	3,400	25,432
Progenics Pharmaceuticals, Inc.*	44,898	235,265
Protalix BioTherapeutics, Inc.*	33,900	280,014
Regeneron Pharmaceuticals, Inc.*	56,012	1,081,032
Repligen Corp.*	67,621	338,781
Rigel Pharmaceuticals, Inc.*	27,240	223,368
Sangamo BioSciences, Inc.*	50,221	412,314
Savient Pharmaceuticals, Inc.*	57,929	880,521
Seattle Genetics, Inc.*	72,755	1,020,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SIGA Technologies, Inc.*	27,652	$218,174
Spectrum Pharmaceuticals, Inc.*	34,365	231,276
StemCells, Inc.*	128,784	209,918
Synta Pharmaceuticals Corp.*	24,207	75,042
Theravance, Inc.*	46,727	684,083
Vanda Pharmaceuticals, Inc.*	24,822	288,928
Vical, Inc.*	5,400	23,004
ZymoGenetics, Inc.*	43,363	261,912

		32,500,174

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.*	16,862	451,059
ABIOMED, Inc.*^	3,450	33,500
Accuray, Inc.*^	42,110	273,715
Align Technology, Inc.*	57,276	814,465
Alphatec Holdings, Inc.*	709	3,261
American Medical Systems Holdings, Inc.*	65,723	1,112,033
Analogic Corp.^	12,116	448,534
AngioDynamics, Inc.*	20,940	288,553
Atrion Corp.	1,900	274,360
ATS Medical, Inc.*	67,635	181,262
Bovie Medical Corp.*	22,969	180,307
Cantel Medical Corp.*^	15,338	230,990
Conceptus, Inc.*	28,842	534,731
CONMED Corp.*^	25,287	484,752
CryoLife, Inc.*	37,668	300,214
Cyberonics, Inc.*	25,834	411,794
Cynosure, Inc., Class A*	12,753	148,572
DexCom, Inc.*	37,808	299,817
Electro-Optical Sciences, Inc.*	3,050	29,219
Endologix, Inc.*	63,046	390,255
ev3, Inc.*	67,871	835,492
Exactech, Inc.*	19,449	306,127
Greatbatch, Inc.*	21,718	488,003
Haemonetics Corp.*	23,954	1,344,298
Hansen Medical, Inc.*	4,950	17,325
HeartWare International, Inc.*	8,508	255,155
ICU Medical, Inc.*^	9,545	351,829
I-Flow Corp.*	37,471	426,795
Immucor, Inc.*	63,311	1,120,605
Insulet Corp.*^	21,378	240,075
Integra LifeSciences Holdings Corp.*^	15,144	517,168
Invacare Corp.^	28,116	626,424
IRIS International, Inc.*	17,037	192,518
Kensey Nash Corp.*^	8,104	234,611
MAKO Surgical Corp.*	22,565	197,669
Masimo Corp.*	43,438	1,138,076
Medical Action Industries, Inc.*	19,104	230,585
Meridian Bioscience, Inc.	36,277	907,288
Merit Medical Systems, Inc.*	22,486	389,682
Micrus Endovascular Corp.*	14,122	182,880
Natus Medical, Inc.*	27,018	416,888
Neogen Corp.*	10,652	343,953
NuVasive, Inc.*^	33,609	1,403,512
NxStage Medical, Inc.*^	41,415	277,066
OraSure Technologies, Inc.*	40,086	116,249
Orthofix International N.V.*	15,053	442,408
Orthovita, Inc.*^	58,808	258,167
Palomar Medical Technologies, Inc.*	15,971	258,890
Quidel Corp.*^	24,514	397,862
Rochester Medical Corp.*	15,389	185,284
RTI Biologics, Inc.*	46,849	203,793
Sirona Dental Systems, Inc.*	16,067	477,993
Somanetics Corp.*	15,035	$242,364
SonoSite, Inc.*^	14,365	380,098
Spectranetics Corp.*	54,439	348,954
Stereotaxis, Inc.*	53,634	239,208
STERIS Corp.	55,270	1,682,971
SurModics, Inc.*	14,421	354,757
Symmetry Medical, Inc.*	33,416	346,524
Synovis Life Technologies, Inc.*	10,689	147,508
Thoratec Corp.*	50,946	1,542,135
TomoTherapy, Inc.*	13,639	59,057
TranS1, Inc.*	1,713	8,240
Vascular Solutions, Inc.*	21,668	179,194
Volcano Corp.*	42,624	716,936
West Pharmaceutical Services, Inc.	30,064	1,220,899
Wright Medical Group, Inc.*	31,559	563,644
Young Innovations, Inc.^	9,720	255,733
Zoll Medical Corp.*	16,401	352,950

		30,317,235

Health Care Providers & Services (3.3%)
Air Methods Corp.*	14,615	476,011
Alliance HealthCare Services, Inc.*	29,549	167,247
Allion Healthcare, Inc.*	473	2,767
Almost Family, Inc.*	7,758	230,800
Amedisys, Inc.*	24,634	1,074,781
AMERIGROUP Corp.*	49,770	1,103,401
AMN Healthcare Services, Inc.*	33,107	314,848
Amsurg Corp.*	25,262	536,312
Assisted Living Concepts, Inc., Class A*	7,341	152,106
Bio-Reference Labs, Inc.*	10,715	368,596
BioScrip, Inc.*^	39,629	267,892
Capital Senior Living Corp.*	35,947	219,277
CardioNet, Inc.*^	22,102	148,525
Catalyst Health Solutions, Inc.*	31,127	907,352
Centene Corp.*	39,183	742,126
Chemed Corp.^	19,590	859,805
Chindex International, Inc.*	15,396	193,682
Clarient, Inc.*	65,260	274,745
Corvel Corp.*	8,792	249,693
Cross Country Healthcare, Inc.*	28,695	267,150
Emergency Medical Services Corp., Class A*	7,672	356,748
Emeritus Corp.*	28,606	627,902
Ensign Group, Inc.	14,524	203,772
Genoptix, Inc.*^	15,675	545,177
Gentiva Health Services, Inc.*	26,641	666,291
Hanger Orthopedic Group, Inc.*	28,309	392,646
HealthSouth Corp.*	81,806	1,279,446
Healthspring, Inc.*	38,378	470,131
Healthways, Inc.*^	32,147	492,492
HMS Holdings Corp.*	23,943	915,341
inVentiv Health, Inc.*	30,843	516,003
IPC The Hospitalist Co., Inc.*	14,984	471,247
Kindred Healthcare, Inc.*	36,329	589,620
Landauer, Inc.	8,626	474,257
LHC Group, Inc.*^	12,043	360,447
Magellan Health Services, Inc.*	35,115	1,090,672
MedCath Corp.*	11,688	102,504
Molina Healthcare, Inc.*	9,607	198,769
MWI Veterinary Supply, Inc.*	9,592	383,200
National Healthcare Corp.	8,605	320,880
National Research Corp.	11,085	267,481
Nighthawk Radiology Holdings, Inc.*	14,288	103,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Odyssey HealthCare, Inc.*	23,889	$298,612
Owens & Minor, Inc.#	38,267	1,731,582
PharMerica Corp.*	24,781	460,183
Providence Service Corp.*	5,723	66,730
PSS World Medical, Inc.*	55,921	1,220,755
Psychiatric Solutions, Inc.*	50,051	1,339,365
RadNet, Inc.*	1,713	4,437
RehabCare Group, Inc.*	15,780	342,268
Res-Care, Inc.*	19,417	275,916
Skilled Healthcare Group, Inc., Class A*	27,166	218,143
Sun Healthcare Group, Inc.*	37,620	325,037
Sunrise Senior Living, Inc.*	24,077	72,953
Triple-S Management Corp., Class B*^	14,336	240,415
U.S. Physical Therapy, Inc.*	9,807	147,791
Universal American Corp.*	35,332	332,827
Virtual Radiologic Corp.*	1,476	19,232
WellCare Health Plans, Inc.*	39,284	968,351

		27,450,041

Health Care Technology (0.8%)
athenahealth, Inc.*	31,181	1,196,415
Computer Programs & Systems, Inc.	7,602	314,799
Eclipsys Corp.*	51,247	989,067
MedAssets, Inc.*	36,682	827,913
MedQuist, Inc.	39,343	250,221
Merge Healthcare, Inc.*	52,592	216,153
Omnicell, Inc.*	28,055	312,533
Phase Forward, Inc.*	39,774	558,427
Quality Systems, Inc.	21,938	1,350,722
Vital Images, Inc.*	17,065	213,654

		6,229,904

Life Sciences Tools & Services (0.8%)
Accelrys, Inc.*^	31,958	185,356
Affymetrix, Inc.*	79,593	698,827
Albany Molecular Research, Inc.*	41,431	358,792
Bruker Corp.*	36,032	384,461
Dionex Corp.*	16,096	1,045,757
Enzo Biochem, Inc.*	36,735	260,084
eResearchTechnology, Inc.*	39,075	273,525
Kendle International, Inc.*	11,716	195,892
Life Sciences Research, Inc.*^	6,495	51,700
Luminex Corp.*	37,219	632,723
PAREXEL International Corp.*	54,437	739,799
Sequenom, Inc.*	53,949	174,255
Varian, Inc.*	27,433	1,400,729

		6,401,900

Pharmaceuticals (1.6%)
Acura Pharmaceuticals, Inc.*	34,052	174,006
Adolor Corp.*	47,376	75,328
Ardea Biosciences, Inc.*	19,753	361,875
Auxilium Pharmaceuticals, Inc.*	38,257	1,308,772
AVANIR Pharmaceuticals, Inc., Class A*	102,985	214,209
Biodel, Inc.*	9,034	48,513
BioMimetic Therapeutics, Inc.*	23,559	287,655
BMP Sunstone Corp.*	67,592	275,099
Cadence Pharmaceuticals, Inc.*	25,735	284,629
Caraco Pharmaceutical Laboratories Ltd.*	57,465	292,497
Cypress Bioscience, Inc.*	31,549	257,755
Depomed, Inc.*^	58,634	256,231
Durect Corp.*	96,364	257,292
Hi-Tech Pharmacal Co., Inc.*	12,163	$272,938
Impax Laboratories, Inc.*	56,466	493,513
Inspire Pharmaceuticals, Inc.*	51,903	270,934
ISTA Pharmaceuticals, Inc.*	43,985	196,173
Javelin Pharmaceuticals, Inc.*	2,893	5,641
KV Pharmaceutical Co., Class A*	91,047	279,514
Lannett Co., Inc.*	33,557	251,006
MAP Pharmaceuticals, Inc.*	20,031	209,524
Medicines Co.*	41,787	460,075
Medicis Pharmaceutical Corp., Class A	50,975	1,088,316
MiddleBrook Pharmaceuticals, Inc.*	15,140	17,411
Nektar Therapeutics*	80,386	782,960
Obagi Medical Products, Inc.*	5,013	58,151
Optimer Pharmaceuticals, Inc.*	22,256	301,124
Pain Therapeutics, Inc.*	51,363	259,897
Par Pharmaceutical Cos., Inc.*	32,135	691,224
Pozen, Inc.*	26,986	198,617
Questcor Pharmaceuticals, Inc.*^	47,900	264,408
Salix Pharmaceuticals Ltd.*	40,763	866,621
Santarus, Inc.*^	72,032	236,985
Sucampo Pharmaceuticals, Inc., Class A*	42,720	249,058
ViroPharma, Inc.*	63,233	608,301
Vivus, Inc.*	57,827	604,292
XenoPort, Inc.*	23,178	492,069

		13,252,613

Total Health Care		116,151,867

Industrials (15.9%)
Aerospace & Defense (1.7%)
AAR Corp.*^	33,512	735,253
Aerovironment, Inc.*	10,321	289,917
American Science & Engineering, Inc.	7,277	495,127
Applied Signal Technology, Inc.	12,400	288,548
Argon ST, Inc.*	10,905	207,740
Ascent Solar Technologies, Inc.*	1,536	11,581
Ceradyne, Inc.*	24,493	448,957
Cubic Corp.	18,386	725,695
Curtiss-Wright Corp.	41,917	1,430,627
DigitalGlobe, Inc.*	13,713	306,760
Ducommun, Inc.	17,171	324,704
DynCorp International, Inc., Class A*	22,496	404,928
Esterline Technologies Corp.*	26,887	1,054,239
GenCorp, Inc.*	54,650	292,924
HEICO Corp.	20,848	903,969
Herley Industries, Inc.*	19,852	259,069
Hexcel Corp.*	89,159	1,019,979
Ladish Co., Inc.*	23,323	352,877
LMI Aerospace, Inc.*^	20,830	208,925
Moog, Inc., Class A*	37,353	1,101,914
Orbital Sciences Corp.*	52,887	791,718
Stanley, Inc.*	8,280	212,962
Taser International, Inc.*	43,802	206,745
Teledyne Technologies, Inc.*	32,954	1,186,015
Triumph Group, Inc.	14,502	695,951

		13,957,124

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	62,760	217,150
Atlas Air Worldwide Holdings, Inc.*	15,727	502,792
Dynamex, Inc.*	18,249	298,006
Forward Air Corp.	26,940	623,661
Hub Group, Inc., Class A*	34,333	784,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pacer International, Inc.	9,220	$35,589

		2,461,707

Airlines (0.8%)
AirTran Holdings, Inc.*^	99,811	623,819
Alaska Air Group, Inc.*	33,407	894,974
Allegiant Travel Co.*	12,677	482,867
Hawaiian Holdings, Inc.*	57,863	477,948
JetBlue Airways Corp.*	235,389	1,407,626
Republic Airways Holdings, Inc.*	32,088	299,381
SkyWest, Inc.	54,215	898,885
U.S. Airways Group, Inc.*	109,686	515,524
UAL Corp.*	133,043	1,226,656

		6,827,680

Building Products (0.5%)
AAON, Inc.	10,421	209,254
American Woodmark Corp.	10,138	196,069
Ameron International Corp.	7,995	559,490
Apogee Enterprises, Inc.	21,337	320,482
Gibraltar Industries, Inc.^	25,168	333,979
Griffon Corp.*	51,143	515,010
Insteel Industries, Inc.^	15,467	184,831
NCI Building Systems, Inc.*^	12,464	39,885
Quanex Building Products Corp.	33,467	480,586
Simpson Manufacturing Co., Inc.	34,619	874,476
Trex Co., Inc.*	15,112	275,038
Universal Forest Products, Inc.	15,654	617,707

		4,606,807

Commercial Services & Supplies (2.5%)
ABM Industries, Inc.	40,632	854,897
ACCO Brands Corp.*	53,466	386,024
American Ecology Corp.	11,654	217,930
American Reprographics Co.*	46,345	441,204
Amrep Corp.*	4,606	60,799
APAC Customer Services, Inc.*	44,262	261,588
ATC Technology Corp.*	19,804	391,327
Bowne & Co., Inc.	27,173	209,232
Cenveo, Inc.*	46,631	322,687
Clean Harbors, Inc.*	19,018	1,069,953
Consolidated Graphics, Inc.*^	11,364	283,532
Cornell Cos., Inc.*	1,970	44,207
Courier Corp.	13,342	202,131
Deluxe Corp.	46,861	801,323
EnergySolutions, Inc.	70,271	647,899
EnerNOC, Inc.*	11,944	396,063
Ennis, Inc.	22,556	363,828
Fuel Tech, Inc.*	18,014	201,757
G&K Services, Inc., Class A	17,482	387,401
GEO Group, Inc.*	47,414	956,340
GeoEye, Inc.*	15,341	411,139
Healthcare Services Group, Inc.	40,046	735,245
Herman Miller, Inc.	52,691	891,005
HNI Corp.	38,941	919,008
ICT Group, Inc.*	9,270	97,335
Innerworkings, Inc.*	23,805	117,597
Interface, Inc., Class A	65,198	541,143
Kimball International, Inc., Class B	22,522	171,843
Knoll, Inc.	39,158	408,418
M&F Worldwide Corp.*	10,146	205,355
McGrath RentCorp.	19,645	417,849
Metalico, Inc.*	17,703	73,821
Mine Safety Appliances Co.	28,007	770,473
Mobile Mini, Inc.*^	32,795	569,321
Multi-Color Corp.	12,655	195,267
Rollins, Inc.	38,618	$727,949
Schawk, Inc.	28,459	332,117
Standard Parking Corp.*	2,010	35,155
Standard Register Co.^	25,329	148,935
Steelcase, Inc., Class A	66,472	412,791
Sykes Enterprises, Inc.*	31,926	664,699
Team, Inc.*^	17,272	292,760
Tetra Tech, Inc.#*	56,337	1,494,621
United Stationers, Inc.*	21,736	1,034,851
Viad Corp.	16,724	332,975
Waste Services, Inc.*	28,634	132,289

		20,634,083

Construction & Engineering (1.0%)
Argan, Inc.*^	12,930	173,779
Comfort Systems USA, Inc.	32,243	373,696
Dycom Industries, Inc.*	39,416	484,817
EMCOR Group, Inc.*	64,199	1,625,519
Furmanite Corp.*	830	3,577
Granite Construction, Inc.	29,073	899,519
Great Lakes Dredge & Dock Corp.	27,907	194,791
Insituform Technologies, Inc., Class A*	34,662	663,431
Integrated Electrical Services, Inc.*	28,523	229,610
Layne Christensen Co.*	17,093	547,831
MasTec, Inc.*	48,462	588,813
Michael Baker Corp.*	10,522	382,369
MYR Group, Inc.*	16,029	338,052
Northwest Pipe Co.*	7,972	267,301
Orion Marine Group, Inc.*	24,577	504,812
Pike Electric Corp.*	22,291	267,046
Primoris Services Corp.	29,446	212,306
Sterling Construction Co., Inc.*^	13,799	247,140
Tutor Perini Corp.*^	23,995	511,093

		8,515,502

Electrical Equipment (2.3%)
A. O. Smith Corp.	18,548	706,679
Acuity Brands, Inc.	40,202	1,294,906
Advanced Battery Technologies, Inc.*^	46,966	203,832
American Superconductor Corp.*	39,075	1,310,575
AZZ, Inc.*	10,493	421,504
Baldor Electric Co.	42,894	1,172,722
Belden, Inc.	40,735	940,978
Brady Corp., Class A	45,341	1,302,194
Broadwind Energy, Inc.*	29,219	230,538
China BAK Battery, Inc.*	69,120	342,144
Day4 Energy, Inc.*	7,000	3,727
Encore Wire Corp.	17,428	389,342
Ener1, Inc.*	42,839	296,446
Energy Conversion Devices, Inc.*^	41,908	485,295
EnerSys*	37,539	830,363
Evergreen Solar, Inc.*	181,191	347,887
Franklin Electric Co., Inc.^	21,276	609,983
FuelCell Energy, Inc.*	63,560	271,401
Fushi Copperweld, Inc.*	30,967	261,981
GrafTech International Ltd.*	107,992	1,587,482
GT Solar International, Inc.*	30,520	177,321
Harbin Electric, Inc.*	19,135	322,999
II-VI, Inc.*	21,393	544,238
LaBarge, Inc.*	21,639	243,439
LSI Industries, Inc.	6,318	42,015
Microvision, Inc.*	71,396	393,392
Orion Energy Systems, Inc.*	2,126	6,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Polypore International, Inc.*	26,784	$345,781
Powell Industries, Inc.*	5,060	194,253
Power-One, Inc.*	155,525	303,274
Preformed Line Products Co.	4,355	174,418
Regal-Beloit Corp.^	32,088	1,466,742
SatCon Technology Corp.*	91,808	156,992
Ultralife Corp.*	27,572	167,086
Valence Technology, Inc.*	98,044	176,479
Vicor Corp.*	30,859	238,231
Woodward Governor Co.	54,633	1,325,397

		19,288,690

Industrial Conglomerates (0.3%)
Otter Tail Corp.^	32,825	785,502
Raven Industries, Inc.^	14,213	379,913
Seaboard Corp.	267	347,105
Standex International Corp.	9,079	180,037
Tredegar Corp.	28,029	406,421
United Capital Corp.*	15,951	368,787

		2,467,765

Machinery (2.9%)
3D Systems Corp.*	29,164	269,184
Actuant Corp., Class A	63,213	1,015,201
Alamo Group, Inc.	5,491	86,758
Albany International Corp., Class A	27,591	535,265
Altra Holdings, Inc.*	37,620	420,968
American Railcar Industries, Inc.	31,769	337,069
Ampco-Pittsburgh Corp.	1,780	47,330
Astec Industries, Inc.*	15,843	403,521
Badger Meter, Inc.^	13,430	519,607
Barnes Group, Inc.	45,506	777,698
Blount International, Inc.*	51,233	485,177
Briggs & Stratton Corp.^	46,044	893,714
Cascade Corp.	8,706	232,798
Chart Industries, Inc.*	26,821	579,065
China Fire & Security Group, Inc.*	15,462	296,870
CIRCOR International, Inc.	15,109	426,980
CLARCOR, Inc.	47,374	1,485,649
Colfax Corp.*	25,516	271,235
Columbus McKinnon Corp.*	17,600	266,640
Dynamic Materials Corp.	11,810	235,728
Energy Recovery, Inc.*	25,255	146,984
EnPro Industries, Inc.*	17,254	394,426
ESCO Technologies, Inc.*	24,852	979,169
Federal Signal Corp.	44,885	322,723
Flow International Corp.*	16,296	42,207
Force Protection, Inc.*	59,260	323,560
FreightCar America, Inc.	18,000	437,400
Gorman-Rupp Co.^	10,776	268,430
Graham Corp.	12,999	202,134
Greenbrier Cos., Inc.	23,092	270,407
Hurco Cos., Inc.*^	4,842	82,701
John Bean Technologies Corp.	25,631	465,715
Kadant, Inc.*	19,365	234,897
Kaydon Corp.	30,954	1,003,529
K-Tron International, Inc.*	3,248	309,242
L.B. Foster Co., Class A*	9,867	301,733
Lindsay Corp.	11,575	455,824
McCoy Corp.	3,100	3,619
Met-Pro Corp.	8,996	87,171
Middleby Corp.*^	16,798	924,058
Mueller Industries, Inc.	32,157	767,588
Mueller Water Products, Inc., Class A	102,893	563,854
NACCO Industries, Inc., Class A	7,826	470,108
Nordson Corp.	32,045	$1,797,404
RBC Bearings, Inc.*	17,000	396,610
Robbins & Myers, Inc.	24,068	565,117
Sauer-Danfoss, Inc.	30,675	235,277
SmartHeat, Inc.*	3,300	39,171
Sun Hydraulics Corp.^	15,255	321,270
Tecumseh Products Co., Class A*	24,467	277,211
Tennant Co.	15,831	460,049
Titan International, Inc.	32,584	289,998
Trimas Corp.*	25,211	128,576
Twin Disc, Inc.	9,936	123,902
Watts Water Technologies, Inc., Class A	27,659	836,685

		24,115,206

Marine (0.2%)
American Commercial Lines, Inc.*	10,036	292,248
Eagle Bulk Shipping, Inc.	43,044	220,816
Genco Shipping & Trading Ltd.	22,967	477,254
Horizon Lines, Inc., Class A	32,800	208,280
International Shipholding Corp.	5,969	183,905
TBS International Ltd., Class A*	27,424	238,589
Ultrapetrol Bahamas Ltd.*	12,635	62,164

		1,683,256

Professional Services (1.5%)
Acacia Research Corp.-Acacia Technologies*	29,741	259,044
Administaff, Inc.	17,787	467,264
Advisory Board Co.*	14,242	358,044
CBIZ, Inc.*	40,933	305,360
CDI Corp.	19,453	273,315
COMSYS IT Partners, Inc.*	890	5,696
Corporate Executive Board Co.	31,704	789,430
CoStar Group, Inc.*^	18,236	751,688
CRA International, Inc.*	9,781	266,923
Exponent, Inc.*	12,223	344,322
First Advantage Corp., Class A*	13,224	245,305
Heidrick & Struggles International, Inc.^	15,604	362,949
Hill International, Inc.*	32,434	230,281
Huron Consulting Group, Inc.*	18,750	484,313
ICF International, Inc.*	11,042	334,793
Kelly Services, Inc., Class A	19,134	235,348
Kforce, Inc.*	28,891	347,270
Korn/Ferry International*	37,552	547,884
MPS Group, Inc.*	86,961	914,830
Navigant Consulting, Inc.*	42,332	571,482
Odyssey Marine Exploration, Inc.*	35,188	65,450
On Assignment, Inc.*	41,674	243,793
Resources Connection, Inc.*	41,095	701,081
School Specialty, Inc.*^	14,747	349,799
Spherion Corp.*	53,354	331,328
TrueBlue, Inc.*	35,615	501,103
Volt Information Sciences, Inc.*	27,641	337,773
VSE Corp.^	3,825	149,213
Watson Wyatt Worldwide, Inc., Class A#	40,366	1,758,343

		12,533,424

Road & Rail (1.0%)
Amerco, Inc.*	8,242	377,978
Arkansas Best Corp.^	23,168	693,650
Avis Budget Group, Inc.*^	94,764	1,266,047
Celadon Group, Inc.*	16,945	191,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Dollar Thrifty Automotive Group, Inc.*^	20,599	$506,529
Genesee & Wyoming, Inc., Class A*	31,361	950,865
Heartland Express, Inc.^	48,655	700,632
Knight Transportation, Inc.	54,150	908,637
Marten Transport Ltd.*	14,208	242,388
Old Dominion Freight Line, Inc.*	24,262	738,293
Patriot Transportation Holding, Inc.*	300	22,650
Saia, Inc.*	11,796	189,680
Universal Truckload Services, Inc.	14,857	245,289
USA Truck, Inc.*	1,800	22,860
Werner Enterprises, Inc.	35,366	658,869
YRC Worldwide, Inc.*^	67,700	301,265

		8,017,280

Trading Companies & Distributors (0.9%)
Aceto Corp.	32,344	213,470
Aircastle Ltd.	33,955	328,345
Applied Industrial Technologies, Inc.	38,188	808,058
Beacon Roofing Supply, Inc.*	42,176	673,972
DXP Enterprises, Inc.*	14,072	156,903
H&E Equipment Services, Inc.*	28,371	321,443
Houston Wire & Cable Co.	10,410	115,031
Interline Brands, Inc.*	30,046	506,275
Kaman Corp.	23,992	527,344
Lawson Products, Inc.	5,314	92,517
RSC Holdings, Inc.*	44,821	325,849
Rush Enterprises, Inc., Class A*	32,200	416,024
TAL International Group, Inc.	26,735	380,172
Textainer Group Holdings Ltd.	19,199	307,376
Titan Machinery, Inc.*	25,063	313,789
United Rentals, Inc.*	55,944	576,223
Watsco, Inc.	23,687	1,276,966

		7,339,757

Transportation Infrastructure (0.0%)
CAI International, Inc.*	3,870	28,522

Total Industrials		132,476,803

Information Technology (19.3%)
Communications Equipment (3.4%)
3Com Corp.#*	374,892	1,960,685
Acme Packet, Inc.*	33,447	334,805
ADC Telecommunications, Inc.*	89,904	749,799
ADTRAN, Inc.	49,306	1,210,462
Airvana, Inc.*	29,878	202,274
Anaren, Inc.*	17,343	294,831
Arris Group, Inc.*	110,703	1,440,246
Aruba Networks, Inc.*	54,216	479,269
Avocent Corp.*	42,582	863,137
Bel Fuse, Inc., Class B	1,450	27,594
BigBand Networks, Inc.*	39,895	159,979
Black Box Corp.	15,043	377,429
Blue Coat Systems, Inc.*^	36,795	831,199
Cogo Group, Inc.*	36,695	224,573
Comtech Telecommunications Corp.*^	25,643	851,861
DG FastChannel, Inc.*	16,560	346,766
Digi International, Inc.*	23,420	199,538
Emcore Corp.*	100,368	130,478
EMS Technologies, Inc.*	11,349	236,286
Emulex Corp.*	79,657	819,671
Extreme Networks, Inc.*	114,574	320,807
Globecomm Systems, Inc.*	3,550	25,809
Harmonic, Inc.*	86,459	$577,546
Harris Stratex Networks, Inc., Class A*	42,137	294,959
Hughes Communications, Inc.*	8,443	256,161
Infinera Corp.*^	86,261	685,775
InterDigital, Inc.*	43,125	998,775
Ixia*	26,063	178,792
Loral Space & Communications, Inc.*	10,096	277,438
NETGEAR, Inc.*	31,829	584,062
Oplink Communications, Inc.*	24,426	354,666
Opnext, Inc.*	83,712	245,276
Palm, Inc.#*^	150,768	2,627,886
Parkervision, Inc.*^	2,771	11,333
PC-Tel, Inc.*	6,672	41,700
Plantronics, Inc.	45,859	1,229,480
Polycom, Inc.#*	82,464	2,205,912
Powerwave Technologies, Inc.*	88,598	141,757
Riverbed Technology, Inc.*^	52,106	1,144,248
SeaChange International, Inc.*	28,110	210,825
ShoreTel, Inc.*	39,787	310,737
Sonus Networks, Inc.*	163,241	346,071
Starent Networks Corp.*^	36,425	925,924
Sycamore Networks, Inc.*	164,217	495,935
Symmetricom, Inc.*	53,522	277,244
Tekelec*	58,881	967,415
UTStarcom, Inc.*	104,603	218,620
ViaSat, Inc.*	21,640	575,191

		28,271,226

Computers & Peripherals (0.9%)
3PAR, Inc.*^	18,495	204,000
Adaptec, Inc.*	82,342	275,022
Avid Technology, Inc.*	22,731	320,280
Compellent Technologies, Inc.*	20,673	373,148
Cray, Inc.*	32,222	268,409
Electronics for Imaging, Inc.*	49,952	562,959
Imation Corp.	22,476	208,353
Intermec, Inc.*	57,202	806,548
Intevac, Inc.*	25,621	344,346
Isilon Systems, Inc.*	4,950	30,195
Netezza Corp.*^	43,908	493,526
Novatel Wireless, Inc.*	42,261	480,085
Quantum Corp.*	201,581	253,992
Rimage Corp.*	8,326	142,291
Silicon Graphics International Corp.*	37,094	248,901
STEC, Inc.*^	23,499	690,636
Stratasys, Inc.*^	22,466	385,517
Super Micro Computer, Inc.*	34,853	294,856
Synaptics, Inc.*^	30,737	774,572

		7,157,636

Electronic Equipment, Instruments & Components (2.1%)
Agilysys, Inc.^	26,773	176,434
Anixter International, Inc.*	26,558	1,065,241
Benchmark Electronics, Inc.*	62,748	1,129,464
Brightpoint, Inc.*	43,412	379,855
Checkpoint Systems, Inc.*	36,911	606,817
China Security & Surveillance Technology, Inc.*	29,982	214,071
Cogent, Inc.*	31,949	322,685
Cognex Corp.	36,803	602,833
Coherent, Inc.*^	21,452	500,261
Comverge, Inc.*	20,308	247,961
CPI International, Inc.*	473	5,293
CTS Corp.	50,548	470,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Daktronics, Inc.^	31,204	$267,418
DTS, Inc.*	15,895	435,205
Echelon Corp.*	31,186	401,364
Electro Rent Corp.	2,169	24,987
Electro Scientific Industries, Inc.*	29,437	394,161
FARO Technologies, Inc.*	16,067	276,031
ICx Technologies, Inc.*	25,569	151,368
Insight Enterprises, Inc.*	46,143	563,406
IPG Photonics Corp.*^	28,560	434,112
L-1 Identity Solutions, Inc.*	69,037	482,569
Littelfuse, Inc.*	19,549	512,966
Maxwell Technologies, Inc.*	22,875	421,586
Measurement Specialties, Inc.*	17,653	180,237
Mercury Computer Systems, Inc.*	29,660	292,448
Methode Electronics, Inc.	45,082	390,861
MTS Systems Corp.	15,602	455,734
Multi-Fineline Electronix, Inc.*	9,789	281,042
Newport Corp.*	27,187	238,158
OSI Systems, Inc.*	15,768	288,397
Park Electrochemical Corp.	15,472	381,385
PC Connection, Inc.*^	21,196	115,306
PC Mall, Inc.*	1,358	9,316
Plexus Corp.*	36,075	950,216
RadiSys Corp.*	23,542	204,580
Rofin-Sinar Technologies, Inc.*	24,925	572,278
Rogers Corp.*	13,684	410,109
Scansource, Inc.*^	23,039	652,465
SMART Modular Technologies (WWH), Inc.*	50,517	240,461
SYNNEX Corp.*	15,862	483,474
Technitrol, Inc.	40,279	370,970
TTM Technologies, Inc.*	42,126	483,185
Universal Display Corp.*	23,260	277,724

		17,364,530

Internet Software & Services (2.1%)
Art Technology Group, Inc.*	109,506	422,693
comScore, Inc.*	26,663	480,201
Constant Contact, Inc.*^	18,346	353,160
DealerTrack Holdings, Inc.*	37,064	700,880
Dice Holdings, Inc.*	46,254	303,426
Digital River, Inc.*	35,331	1,424,546
DivX, Inc.*	18,089	98,766
EarthLink, Inc.	103,433	869,872
GSI Commerce, Inc.*^	21,312	411,535
InfoSpace, Inc.*	35,041	271,217
Internap Network Services Corp.*	59,435	190,786
Internet Brands, Inc., Class A*	54,027	431,135
Internet Capital Group, Inc.*	58,928	492,638
j2 Global Communications, Inc.*	41,578	956,710
Keynote Systems, Inc.*^	12,104	114,141
Knot, Inc.*	25,652	280,120
Limelight Networks, Inc.*	58,291	236,661
Liquidity Services, Inc.*^	22,552	232,737
LivePerson, Inc.*^	100	504
LoopNet, Inc.*	31,768	287,183
Marchex, Inc., Class B	33,458	164,279
MercadoLibre, Inc.*	22,320	858,427
ModusLink Global Solutions, Inc.*	64,714	523,536
Move, Inc.*	120,105	324,284
NIC, Inc.	46,855	416,541
Omniture, Inc.*	61,305	1,314,379
OpenTable, Inc.*	7,177	197,798
Openwave Systems, Inc.*	79,841	207,587
Perficient, Inc.*	30,888	$255,444
Rackspace Hosting, Inc.*^	61,790	1,054,137
RealNetworks, Inc.*	70,152	260,965
SAVVIS, Inc.*	35,722	565,122
support.com, Inc.*	69,031	165,674
Switch & Data Facilities Co., Inc.*	26,307	358,038
TechTarget, Inc.*	47,197	269,023
Terremark Worldwide, Inc.*^	60,575	376,776
Travelzoo, Inc.*	2,300	32,499
United Online, Inc.	72,273	581,075
ValueClick, Inc.*	80,524	1,062,112
Vocus, Inc.*	14,803	309,235
Web.com Group, Inc.*	8,030	56,933

		17,912,775

IT Services (2.5%)
Acxiom Corp.*	63,869	604,201
CACI International, Inc., Class A*	27,959	1,321,622
Cass Information Systems, Inc.	7,840	234,102
CIBER, Inc.*	73,841	295,364
CSG Systems International, Inc.*	33,465	535,775
Cybersource Corp.*^	64,496	1,075,148
Euronet Worldwide, Inc.*	44,426	1,067,557
ExlService Holdings, Inc.*	20,325	302,029
Forrester Research, Inc.*	11,280	300,499
Gartner, Inc.*	53,472	976,933
Global Cash Access Holdings, Inc.*	54,729	400,069
Hackett Group, Inc.*	10,719	31,085
Heartland Payment Systems, Inc.	35,637	517,093
iGATE Corp.	30,853	264,719
infoGROUP, Inc.*	48,306	338,625
Integral Systems, Inc.*	23,769	164,006
ManTech International Corp., Class A*	18,541	874,394
MAXIMUS, Inc.	16,442	766,197
MoneyGram International, Inc.*	67,800	212,892
NCI, Inc., Class A*	8,225	235,728
Ness Technologies, Inc.*	36,300	286,407
Online Resources Corp.*	38,873	239,846
Perot Systems Corp., Class A*	83,223	2,471,723
RightNow Technologies, Inc.*	24,700	356,668
Sapient Corp.*	83,569	671,895
SRA International, Inc., Class A*	39,774	858,721
Syntel, Inc.	12,582	600,539
TeleTech Holdings, Inc.*	34,125	582,173
TNS, Inc.*	23,218	636,173
Unisys Corp.*	344,641	920,191
VeriFone Holdings, Inc.*	63,531	1,009,508
Virtusa Corp.*	28,497	270,437
Wright Express Corp.*	34,002	1,003,399

		20,425,718

Semiconductors & Semiconductor Equipment (3.7%)
Actel Corp.*^	24,547	298,737
Advanced Analogic Technologies, Inc.*	51,670	205,130
Advanced Energy Industries, Inc.*	26,403	375,979
Amkor Technology, Inc.*^	104,109	716,270
ANADIGICS, Inc.*	82,276	387,520
Applied Micro Circuits Corp.*	58,562	585,034
Atheros Communications, Inc.*^	56,518	1,499,423
ATMI, Inc.*	29,870	542,141
Brooks Automation, Inc.*	59,550	460,322
Cabot Microelectronics Corp.*	22,120	771,103
Cavium Networks, Inc.*	29,802	639,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CEVA, Inc.*	2,750	$29,563
Cirrus Logic, Inc.*	43,767	243,345
Cohu, Inc.	21,557	292,313
Cymer, Inc.*	26,598	1,033,598
Diodes, Inc.*	29,708	537,418
DSP Group, Inc.*	4,950	40,293
Entegris, Inc.*	148,646	735,798
Entropic Communications, Inc.*	11,345	31,085
Exar Corp.*	30,032	220,735
FEI Co.*	34,673	854,689
FormFactor, Inc.*	42,795	1,023,656
Hittite Microwave Corp.*	17,115	629,490
IXYS Corp.	25,145	213,984
Kopin Corp.*	61,081	293,189
Kulicke & Soffa Industries, Inc.*	91,641	552,595
Lattice Semiconductor Corp.*	126,556	284,751
Micrel, Inc.	40,675	331,501
Microsemi Corp.*	74,627	1,178,360
Microtune, Inc.*^	67,752	123,309
MIPS Technologies, Inc.*	73,783	278,162
MKS Instruments, Inc.*	42,872	827,001
Monolithic Power Systems, Inc.*	31,496	738,581
Netlogic Microsystems, Inc.*	15,905	715,725
NVE Corp.*	4,043	214,926
OmniVision Technologies, Inc.*	41,618	677,541
Pericom Semiconductor Corp.*	23,557	231,094
Photronics, Inc.*	46,702	221,367
Power Integrations, Inc.	24,124	804,053
RF Micro Devices, Inc.*	254,946	1,384,357
Rubicon Technology, Inc.*	20,199	299,753
Rudolph Technologies, Inc.*	42,240	312,576
Semitool, Inc.*	31,650	267,443
Semtech Corp.*	55,396	942,286
Sigma Designs, Inc.*	20,459	297,269
Silicon Image, Inc.*	86,901	211,169
Silicon Storage Technology, Inc.*	113,979	275,829
Skyworks Solutions, Inc.*	154,016	2,039,172
Standard Microsystems Corp.*	17,920	415,923
Supertex, Inc.*	10,711	321,330
Techwell, Inc.*	25,282	277,596
Tessera Technologies, Inc.*	43,710	1,219,072
Trident Microsystems, Inc.*^	41,033	106,275
TriQuint Semiconductor, Inc.*	125,665	970,134
Ultratech, Inc.*	17,324	229,197
Veeco Instruments, Inc.*	30,694	715,784
Volterra Semiconductor Corp.*	15,083	277,075
Zoran Corp.*	44,522	512,893

		30,914,763

Software (4.6%)
ACI Worldwide, Inc.*	31,072	470,119
Actuate Corp.*	37,203	215,033
Advent Software, Inc.*	13,507	543,657
American Software, Inc., Class A	6,090	39,768
ArcSight, Inc.*	20,009	481,617
Ariba, Inc.*	77,194	895,450
AsiaInfo Holdings, Inc.*^	30,414	607,368
Blackbaud, Inc.^	41,587	964,818
Blackboard, Inc.*	27,157	1,025,991
Bottomline Technologies, Inc.*	23,491	303,034
Callidus Software, Inc.*	1,476	4,443
Chordiant Software, Inc.*	4,547	17,688
CommVault Systems, Inc.*	39,714	824,065
Concur Technologies, Inc.*^	41,020	1,630,955
Deltek, Inc.*	34,550	$265,689
DemandTec, Inc.*	22,861	201,863
Double-Take Software, Inc.*	18,001	183,430
Ebix, Inc.*	6,283	347,827
Epicor Software Corp.*	46,139	293,905
EPIQ Systems, Inc.*	31,930	462,985
Fair Isaac Corp.	43,927	943,991
FalconStor Software, Inc.*	44,909	223,198
i2 Technologies, Inc.*	17,605	282,384
Informatica Corp.*	83,755	1,891,188
Interactive Intelligence, Inc.*	14,544	277,936
Jack Henry & Associates, Inc.^	77,944	1,829,346
JDA Software Group, Inc.*	23,245	509,995
Kenexa Corp.*	30,041	404,953
Lawson Software, Inc.*	127,975	798,564
Manhattan Associates, Inc.*^	21,550	435,310
Mentor Graphics Corp.*	87,318	812,931
MicroStrategy, Inc., Class A*	8,709	623,042
Monotype Imaging Holdings, Inc.*	35,812	301,179
MSC.Software Corp.*	35,965	302,466
Net 1 UEPS Technologies, Inc.*	42,561	892,079
NetScout Systems, Inc.*	18,154	245,261
NetSuite, Inc.*	16,565	253,444
OpenTV Corp., Class A*	127,406	175,820
Opnet Technologies, Inc.	25,183	275,250
Parametric Technology Corp.*	107,045	1,479,362
Pegasystems, Inc.^	10,425	359,975
Phoenix Technologies Ltd.*	4,195	15,312
Progress Software Corp.*	37,518	849,783
PROS Holdings, Inc.*	27,621	232,569
QAD, Inc.	159	723
Quest Software, Inc.*	57,711	972,430
Radiant Systems, Inc.*	34,637	372,001
Renaissance Learning, Inc.	29,421	292,445
Rosetta Stone, Inc.*	8,103	186,045
S1 Corp.*	42,669	263,694
Smith Micro Software, Inc.*^	42,336	523,273
SolarWinds, Inc.*^	14,984	330,098
Solera Holdings, Inc.#	64,710	2,013,128
SonicWALL, Inc.*	46,889	393,868
Sourcefire, Inc.*	20,346	436,829
SPSS, Inc.*	15,243	761,388
SuccessFactors, Inc.*	35,546	500,132
Symyx Technologies, Inc.*	35,816	237,102
Synchronoss Technologies, Inc.*	16,634	207,426
Take-Two Interactive Software, Inc.*^	71,456	801,022
Taleo Corp., Class A*	28,441	643,904
TeleCommunication Systems, Inc., Class A*	27,494	229,850
THQ, Inc.*	71,641	490,024
TIBCO Software, Inc.*	158,050	1,499,895
TiVo, Inc.*	92,067	953,814
Tyler Technologies, Inc.*	31,177	532,815
Ultimate Software Group, Inc.*^	21,570	619,490
VASCO Data Security International, Inc.*	29,783	220,990
Websense, Inc.*	42,504	714,067

		38,391,496

Total Information Technology		160,438,144

Materials (4.5%)
Chemicals (2.2%)
A. Schulman, Inc.	21,143	421,380
American Vanguard Corp.	17,846	148,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ampal American Israel, Class A*	8,350	$16,950
Arch Chemicals, Inc.^	21,246	637,168
Balchem Corp.	16,590	436,317
Calgon Carbon Corp.*^	51,138	758,377
China Green Agriculture, Inc.*^	16,897	198,033
Ferro Corp.^	41,946	373,319
GenTek, Inc.*	1,140	43,366
H.B. Fuller Co.	43,759	914,563
Hawkins, Inc.^	9,198	214,865
ICO, Inc.*	27,631	129,037
Innophos Holdings, Inc.	14,913	275,890
Innospec, Inc.	19,498	287,595
Koppers Holdings, Inc.	16,713	495,540
Landec Corp.*	41,187	263,597
LSB Industries, Inc.*	27,189	423,333
Minerals Technologies, Inc.	17,025	809,709
NewMarket Corp.	9,287	864,062
NL Industries, Inc.	19,126	128,144
Olin Corp.	69,503	1,212,132
OM Group, Inc.*	28,287	859,642
Omnova Solutions, Inc.*	42,495	275,368
PolyOne Corp.*	73,100	487,577
Quaker Chemical Corp.	9,863	216,296
Rockwood Holdings, Inc.*	45,940	944,986
Sensient Technologies Corp.	42,125	1,169,811
ShengdaTech, Inc.*	66,361	422,056
Solutia, Inc.*	108,279	1,253,871
Spartech Corp.^	29,123	313,655
Stepan Co.	6,244	375,140
W.R. Grace & Co.*	67,905	1,476,255
Westlake Chemical Corp.	18,078	464,605
Zep, Inc.	18,982	308,457
Zoltek Cos., Inc.*	23,537	247,138

		17,866,534

Construction Materials (0.1%)
Headwaters, Inc.*	6,300	24,381
Texas Industries, Inc.	20,526	861,887
United States Lime & Minerals, Inc.*^	5,246	188,436

		1,074,704

Containers & Packaging (0.6%)
AEP Industries, Inc.*	8,212	327,659
Boise, Inc.*	72,675	383,724
Bway Holding Co.*	18,896	349,765
Graphic Packaging Holding Co.*	146,053	337,382
Myers Industries, Inc.^	44,961	484,230
Rock-Tenn Co., Class A	36,044	1,698,033
Silgan Holdings, Inc.	23,701	1,249,754

		4,830,547

Metals & Mining (1.0%)
A.M. Castle & Co.	28,576	284,046
Allied Nevada Gold Corp.*	41,421	405,512
AMCOL International Corp.	23,149	529,881
Brush Engineered Materials, Inc.*	19,245	470,733
Century Aluminum Co.*^	42,291	395,421
Coeur d’Alene Mines Corp.*	65,236	1,337,338
General Moly, Inc.*	38,231	120,428
General Steel Holdings, Inc.*^	18,242	70,961
Haynes International, Inc.*	16,433	522,898
Hecla Mining Co.*	199,429	875,493
Horsehead Holding Corp.*	32,667	382,857
Kaiser Aluminum Corp.	13,791	501,441
Olympic Steel, Inc.	8,590	246,447
Redcorp Ventures Ltd.*†	46,400	—
RTI International Metals, Inc.*	21,686	$540,198
Stillwater Mining Co.*	48,978	329,132
Sutor Technology Group Ltd.*	1,299	4,105
Universal Stainless & Alloy Products, Inc.*	12,517	228,435
US Gold Corp.*	88,869	256,831
Worthington Industries, Inc.	59,280	823,992

		8,326,149

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc.*	37,020	397,224
Clearwater Paper Corp.*	10,569	436,817
Deltic Timber Corp.	9,253	423,510
Domtar Corp.*^	38,644	1,361,042
Glatfelter	43,415	498,404
KapStone Paper and Packaging Corp.*	886	7,212
Louisiana-Pacific Corp.*	89,948	599,953
Neenah Paper, Inc.	24,584	289,354
Schweitzer-Mauduit International, Inc.	12,582	683,957
Wausau Paper Corp.	37,989	379,890

		5,077,363

Total Materials		37,175,297

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.8%)
AboveNet, Inc.*^	11,455	558,546
Alaska Communications Systems Group, Inc.	31,677	293,012
Atlantic Tele-Network, Inc.	9,090	485,588
Cbeyond, Inc.*^	18,708	301,760
Cincinnati Bell, Inc.*	208,237	728,830
Cogent Communications Group, Inc.*	39,925	451,153
Consolidated Communications Holdings, Inc.	22,542	360,897
D&E Communications, Inc.	19,440	223,366
General Communication, Inc., Class A*	41,571	285,177
Global Crossing Ltd.*	25,589	365,923
iBasis, Inc.*	49,712	105,389
Iowa Telecommunications Services, Inc.^	28,612	360,511
Neutral Tandem, Inc.*	30,573	695,841
PAETEC Holding Corp.*	126,685	490,271
Premiere Global Services, Inc.*	58,452	485,736
SureWest Communications*	2,450	30,429

		6,222,429

Wireless Telecommunication Services (0.4%)
Centennial Communications Corp.*	79,030	630,659
iPCS, Inc.*	16,092	280,001
NTELOS Holdings Corp.	27,721	489,553
Shenandoah Telecommunications Co.	21,724	389,946
Syniverse Holdings, Inc.*	63,729	1,115,257
USA Mobility, Inc.	20,977	270,184
Virgin Mobile USA, Inc., Class A*	56,597	282,985

		3,458,585

Total Telecommunication Services		9,681,014

Utilities (3.1%)
Electric Utilities (1.2%)
Allete, Inc.	25,023	840,022
Central Vermont Public Service Corp.	14,194	273,944
Cleco Corp.	55,981	1,404,004
El Paso Electric Co.*	40,746	719,982
Empire District Electric Co.	30,023	543,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IDACORP, Inc.	44,408	$1,278,506
MGE Energy, Inc.	20,553	749,774
PNM Resources, Inc.	75,781	885,122
Portland General Electric Co.	69,532	1,371,171
UIL Holdings Corp.	23,901	630,747
UniSource Energy Corp.	32,843	1,009,922
Unitil Corp.^	9,770	219,337

		9,925,647

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	6,241	193,409
Laclede Group, Inc.	23,052	741,352
New Jersey Resources Corp.	39,011	1,416,489
Nicor, Inc.	40,792	1,492,579
Northwest Natural Gas Co.	24,242	1,009,922
Piedmont Natural Gas Co., Inc.#^	74,677	1,787,767
South Jersey Industries, Inc.	26,076	920,483
Southwest Gas Corp.	39,036	998,541
WGL Holdings, Inc.	44,725	1,482,187

		10,042,729

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	3,307	5,159

Multi-Utilities (0.4%)
Avista Corp.	46,099	932,122
Black Hills Corp.^	34,719	873,877
CH Energy Group, Inc.	14,668	649,939
Florida Public Utilities Co.	1,700	20,655
NorthWestern Corp.	34,978	854,512

		3,331,105

Water Utilities (0.3%)
American States Water Co.	16,779	607,064
Artesian Resources Corp., Class A	12,895	216,894
Cadiz, Inc.*	10,451	122,277
California Water Service Group	16,750	652,245
Connecticut Water Service, Inc.	9,838	220,273
Consolidated Water Co., Inc.	17,508	285,906
Middlesex Water Co.	11,832	178,426
SJW Corp.	15,852	362,218
Southwest Water Co.^	4,600	22,632
York Water Co.^	14,294	198,115

		2,866,050

Total Utilities		26,170,690

Total Common Stocks (99.6%) (Cost $658,997,616)		828,209,351

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $6,446)	785	10,386

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12* (Cost $—)	307	19

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.6%)
Goldman Sachs & Co., Repurchase Agreement
0.06%, 10/1/09 (r)(v)	$26,791,914	$26,791,914
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,945,901
0.43%, 5/26/10 (l)	2,000,000	1,925,000
Pricoa Global Funding I
0.41%, 12/15/09 (l)	7,000,000	6,890,268

Total Short-Term Investments of Cash Collateral for Securities Loaned		38,553,083

Time Deposit (0.7%)
JPMorgan Chase Nassau
0.000%, 10/1/09	5,875,305	5,875,305

Total Short-Term Investments (5.3%) (Cost/Amortized Cost $44,667,219)		44,428,388

Total Investments (104.9%) (Cost/Amortized Cost $703,671,281)		872,648,144
Other Assets Less Liabilities (-4.9%)		(41,092,770)

Net Assets (100%)		$831,555,374

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $263 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.5730% – 7.500%, maturing 4/1/17 to 8/1/39; Federal National Mortgage 3/1/48.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	46	December-09	$2,764,217	$2,773,800	$9,583

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$115,664,319	$—	$—	$115,664,319
Consumer Staples	27,492,237	—	—	27,492,237
Energy	40,162,282	—	—	40,162,282
Financials	162,796,435	—	263	162,796,698
Health Care	116,151,867	—	—	116,151,867
Industrials	132,476,803	—	—	132,476,803
Information Technology	160,438,144	—	—	160,438,144
Materials	37,175,297	—	—	37,175,297
Telecommunication Services	9,681,014	—	—	9,681,014
Utilities	26,170,690	—	—	26,170,690
Futures	9,583	—	—	9,583
Investment Companies
Investment Companies	10,386	—	—	10,386
Short-Term Investments	—	44,428,388	—	44,428,388
Warrants
Consumer Discretionary	19	—	—	19

Total Asset	$828,229,076	$44,428,388	$263	$872,657,727

Total Liability	$—	$—	$—	$—

Total	$828,229,076	$44,428,388	$263	$872,657,727

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/08	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	263

Balance as of 9/30/09	$263

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$615,352,879
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$738,018,928
As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,259,459
Aggregate gross unrealized depreciation	(41,196,299)

Net unrealized appreciation	$154,063,160

Federal income tax cost of investments	$718,584,984

At September 30, 2009, the Portfolio had loaned securities with a total value of $37,186,554. This was secured by collateral of $38,791,915, which was received as cash and subsequently invested in short-term investments currently valued at $38,553,083, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $3,540, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (0.6%)
Aisin Seiki Co., Ltd.	3,600	$87,829
Bridgestone Corp.	11,400	204,594
Compagnie Generale des Etablissements Michelin, Class B	37,461	2,938,823
Denso Corp.	9,000	264,691
Goodyear Tire & Rubber Co.*	4,200	71,526
Johnson Controls, Inc.	10,100	258,156
NGK Spark Plug Co., Ltd.	2,000	25,533
NHK Spring Co., Ltd.	2,000	16,510
NOK Corp.	1,400	20,868
Nokian Renkaat Oyj	2,233	52,054
Pirelli & C S.p.A.*	68,818	36,858
Stanley Electric Co., Ltd.	2,200	44,605
Sumitomo Rubber Industries Ltd.	2,200	20,759
Toyoda Gosei Co., Ltd.	900	26,319
Toyota Boshoku Corp.	900	17,756
Toyota Industries Corp.	3,400	93,366

		4,180,247

Automobiles (2.6%)
Bayerische Motoren Werke (BMW) AG (Preference)	556	18,494
Bayerische Motoren Werke (BMW) AG	80,504	3,881,692
Daihatsu Motor Co., Ltd.	3,000	30,647
Daimler AG	16,065	808,817
Fiat S.p.A.*	14,460	185,997
Ford Motor Co.*	53,200	383,572
Fuji Heavy Industries Ltd.	10,000	38,879
Harley-Davidson, Inc.	48,410	1,113,430
Honda Motor Co., Ltd.	29,700	914,839
Hyundai Motor Co.	39,481	3,736,161
Isuzu Motors Ltd.	18,000	38,099
Mazda Motor Corp.*	18,000	40,305
Mitsubishi Motors Corp.*	61,000	100,574
Nissan Motor Co., Ltd.*	45,500	307,676
Peugeot S.A.*	3,010	91,772
Porsche Automobil Holding SE (Preference)	1,710	134,500
Renault S.A.*	3,420	159,473
Suzuki Motor Corp.	6,500	151,702
Toyota Motor Corp.	126,000	5,011,084
Volkswagen AG	1,569	257,909
Volkswagen AG (Preference)	1,851	215,582
Yamaha Motor Co., Ltd.	3,500	43,163

		17,664,367

Distributors (0.0%)
Canon Marketing Japan, Inc.	700	12,391
Genuine Parts Co.	2,500	95,150
Jardine Cycle & Carriage Ltd.	2,000	34,501
Li & Fung Ltd.	42,000	169,354

		311,396

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	2,000	147,340
Benesse Holdings, Inc.	1,500	73,525
DeVry, Inc.	1,100	60,852
H&R Block, Inc.	5,800	106,604

		388,321

Hotels, Restaurants & Leisure (0.9%)
Accor S.A.	46,057	2,563,801
Aristocrat Leisure Ltd.	4,679	$21,671
Autogrill S.p.A.*	893	10,794
Carnival Corp.	7,400	246,272
Carnival plc	3,080	104,944
Compass Group plc	34,479	210,657
Crown Ltd.	7,121	56,100
Darden Restaurants, Inc.	2,300	78,499
Genting Singapore plc*	85,868	68,273
Intercontinental Hotels Group plc	5,338	69,314
International Game Technology	5,100	109,548
Ladbrokes plc	7,895	23,645
Lottomatica S.p.A.	662	14,831
Marriott International, Inc., Class A	4,437	122,417
McDonald’s Corp.	18,300	1,044,381
McDonald’s Holdings Co. Japan Ltd.	1,423	28,455
OPAP S.A.	4,170	107,520
Oriental Land Co., Ltd.	1,000	70,406
Shangri-La Asia Ltd.	20,000	37,677
Sky City Entertainment Group Ltd.	6,322	14,839
Sodexo S.A.	1,883	112,810
Starbucks Corp.*	12,500	258,125
Starwood Hotels & Resorts Worldwide, Inc.	3,200	105,696
TABCORP Holdings Ltd.	11,710	73,657
Tatts Group Ltd.	16,967	38,019
Thomas Cook Group plc	7,585	28,159
TUI AG*	2,740	28,268
TUI Travel plc	7,758	31,566
Whitbread plc	2,428	47,185
Wyndham Worldwide Corp.	3,100	50,592
Wynn Resorts Ltd.*	1,200	85,068
Yum! Brands, Inc.	7,800	263,328

		6,126,517

Household Durables (0.3%)
Berkeley Group Holdings plc*	1,616	22,882
Black & Decker Corp.	1,100	50,919
Casio Computer Co., Ltd.	4,800	39,196
D.R. Horton, Inc.	4,700	53,627
Electrolux AB, Class B*	4,810	110,050
Fortune Brands, Inc.	2,600	111,748
Harman International Industries, Inc.	1,100	37,268
Husqvarna AB, Class B*	6,331	43,954
KB Home	1,300	21,593
Leggett & Platt, Inc.	2,300	44,620
Lennar Corp., Class A	2,500	35,625
Makita Corp.	2,000	63,499
Newell Rubbermaid, Inc.	4,800	75,312
Panasonic Corp.	35,700	526,164
Pulte Homes, Inc.	5,357	58,873
Rinnai Corp.	800	37,788
Sanyo Electric Co., Ltd.*	33,000	78,304
Sekisui Chemical Co., Ltd.	6,000	34,891
Sekisui House Ltd.	8,000	72,188
Sharp Corp.	18,000	200,123
Sony Corp.	18,000	532,390
Whirlpool Corp.	1,300	90,948

		2,341,962

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	5,500	513,480
DeNA Co., Ltd.	3	8,288
Expedia, Inc.*	120,440	2,884,538
Home Retail Group plc	14,678	63,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Rakuten, Inc.	143	$95,264

		3,565,352

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	4,700	22,466
Hasbro, Inc.	2,100	58,275
Mattel, Inc.	6,100	112,606
Namco Bandai Holdings, Inc.	4,000	40,951
Nikon Corp.	6,000	109,753
Sankyo Co., Ltd.	1,000	62,608
Sega Sammy Holdings, Inc.	2,600	33,831
Shimano, Inc.	1,000	43,224
Yamaha Corp.	2,400	28,394

		512,108

Media (5.7%)
British Sky Broadcasting Group plc	21,069	192,432
CBS Corp., Class B	11,600	139,780
Comcast Corp., Class A	377,450	6,108,357
Dentsu, Inc.	3,391	78,953
DIRECTV Group, Inc.*	7,800	215,124
Eutelsat Communications S.A.	2,173	66,046
Fairfax Media Ltd.	31,023	46,937
Fuji Media Holdings, Inc.	2	3,275
Gannett Co., Inc.	4,100	51,291
Gestevision Telecinco S.A.	1,187	14,973
Hakuhodo DY Holdings, Inc.	260	14,164
Historic TW, Inc.	142,320	4,095,970
Interpublic Group of Cos., Inc.*	7,500	56,400
J.C. Decaux S.A.*	1,668	36,125
Jupiter Telecommunications Co., Ltd.	32	30,943
Lagardere S.C.A.	2,386	111,136
M6-Metropole Television	1,671	43,941
McGraw-Hill Cos., Inc.	5,300	133,242
Mediaset S.p.A.	14,327	100,215
Meredith Corp.	400	11,976
New York Times Co., Class A	1,300	10,556
News Corp., Class A	466,600	5,594,534
Omnicom Group, Inc.	5,300	195,782
PagesJaunes Groupe S.A.	3,008	39,004
Pearson plc	284,310	3,503,193
Publicis Groupe S.A.	2,401	96,305
Reed Elsevier N.V.	170,776	1,926,768
Reed Elsevier plc	22,210	166,223
Sanoma Oyj	909	20,072
Scripps Networks Interactive, Inc., Class A	1,400	51,730
SES S.A. (FDR)	5,697	129,219
Singapore Press Holdings Ltd.	25,000	68,505
Societe Television Francaise 1 S.A.	2,747	48,278
Television Broadcasts Ltd.	3,000	12,929
Time Warner Cable, Inc.	65,954	2,841,958
Toho Co., Ltd.	1,500	25,416
Tokyo Broadcasting System Holdings, Inc.	300	5,103
Viacom, Inc., Class B*	93,600	2,624,544
Vivendi S.A.	211,369	6,540,293
Walt Disney Co.	131,000	3,597,260
Washington Post Co., Class B	100	46,808
Wolters Kluwer N.V.	4,609	98,437
WPP plc	23,507	201,739

		39,395,936

Multiline Retail (0.6%)
Big Lots, Inc.*	1,400	35,028
Family Dollar Stores, Inc.	2,400	63,360
Harvey Norman Holdings Ltd.	6,105	$23,159
Isetan Mitsukoshi Holdings Ltd.	5,800	66,616
J. Front Retailing Co., Ltd.	7,000	42,188
J.C. Penney Co., Inc.	4,000	135,000
Kohl’s Corp.*	5,000	285,250
Lifestyle International Holdings Ltd.	6,500	9,846
Macy’s, Inc.	7,200	131,688
Marks & Spencer Group plc	29,265	169,354
Marui Group Co., Ltd.	3,300	23,638
Next plc	3,758	107,625
Nordstrom, Inc.	2,700	82,458
PPR S.A.	1,451	185,982
Sears Holdings Corp.*	900	58,779
Takashimaya Co., Ltd.	4,000	31,995
Target Corp.	50,420	2,353,606

		3,805,572

Specialty Retail (2.4%)
ABC-Mart, Inc.	200	6,227
Abercrombie & Fitch Co., Class A	1,500	49,320
AutoNation, Inc.*	1,900	34,352
AutoZone, Inc.*	600	87,732
Bed Bath & Beyond, Inc.*	4,400	165,176
Best Buy Co., Inc.	5,600	210,112
Carphone Warehouse Group plc	4,079	12,464
Chico’s FAS, Inc.*	243,710	3,168,230
Esprit Holdings Ltd.	21,700	145,599
Fast Retailing Co., Ltd.	900	113,897
GameStop Corp., Class A*	2,800	74,116
Gap, Inc.	7,900	169,060
Hennes & Mauritz AB, Class B	9,316	523,172
Hikari Tsushin, Inc.	200	4,369
Home Depot, Inc.	109,730	2,923,207
Inditex S.A.	38,502	2,209,166
Kingfisher plc	1,092,523	3,717,267
Limited Brands, Inc.	4,700	79,853
Lowe’s Cos., Inc.	24,500	513,030
Nitori Co., Ltd.	800	68,178
Office Depot, Inc.*	3,800	25,156
O’Reilly Automotive, Inc.*	2,300	83,122
RadioShack Corp.	2,200	36,454
Sherwin-Williams Co.	1,700	102,272
Shimamura Co., Ltd.	300	29,444
Staples, Inc.	12,100	280,962
Tiffany & Co.	2,100	80,913
TJX Cos., Inc.	7,100	263,765
USS Co., Ltd.	24,590	1,465,566
Yamada Denki Co., Ltd.	1,680	113,791

		16,755,972

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	3,662	193,827
Asics Corp.	2,000	18,604
Billabong International Ltd.	2,587	27,387
Burberry Group plc	6,348	51,080
Christian Dior S.A.	1,272	125,643
Cie Financiere Richemont S.A., Class A	9,824	277,571
Coach, Inc.	5,500	181,060
Hermes International S.A.	1,010	149,055
Luxottica Group S.p.A.*	2,519	65,245
LVMH Moet Hennessy Louis Vuitton S.A.	4,422	444,747
NIKE, Inc., Class B	6,400	414,080
Nisshinbo Holdings, Inc.	3,000	31,917

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Onward Holdings Co., Ltd.	1,000	$7,442
Polo Ralph Lauren Corp.	1,000	76,620
Puma AG Rudolf Dassler Sport	76	25,238
Swatch Group AG	606	142,743
Swatch Group AG (Registered)	602	27,361
VF Corp.	1,500	108,645
Yue Yuen Industrial Holdings Ltd.	8,500	23,581

		2,391,846

Total Consumer Discretionary		97,439,596

Consumer Staples (6.1%)
Beverages (1.1%)
Anheuser-Busch InBev N.V.	13,262	605,594
Asahi Breweries Ltd.	7,500	137,192
Brown-Forman Corp., Class B	1,700	81,974
Carlsberg A/S, Class B	2,077	150,455
Coca Cola Hellenic Bottling Co. S.A.	2,902	77,246
Coca-Cola Amatil Ltd.	8,745	75,683
Coca-Cola Co.	38,800	2,083,560
Coca-Cola Enterprises, Inc.	5,400	115,614
Coca-Cola West Co., Ltd.	500	9,787
Constellation Brands, Inc., Class A*	3,400	51,510
Diageo plc	45,133	692,441
Dr. Pepper Snapple Group, Inc.*	4,100	117,875
Foster’s Group Ltd.	35,549	174,055
Heineken Holding N.V.	1,689	68,896
Heineken N.V.	4,672	215,392
Ito En Ltd.	700	12,960
Kirin Holdings Co., Ltd.	15,000	229,934
Lion Nathan Ltd.	5,894	59,536
Molson Coors Brewing Co., Class B	2,600	126,568
Pepsi Bottling Group, Inc.	2,300	83,812
PepsiCo, Inc.	26,200	1,536,892
Pernod-Ricard S.A.	3,632	288,439
SABMiller plc	16,269	392,345
Sapporo Holdings Ltd.	3,000	15,307

		7,403,067

Food & Staples Retailing (1.7%)
Aeon Co., Ltd.	12,100	115,790
Carrefour S.A.	11,425	518,282
Casino Guichard Perrachon S.A.	1,103	87,483
Colruyt S.A.	265	62,279
Costco Wholesale Corp.	7,300	412,158
CVS Caremark Corp.	43,900	1,568,986
Delhaize Group S.A.	1,891	131,276
FamilyMart Co., Ltd.	1,300	41,854
J Sainsbury plc	19,941	103,573
Jeronimo Martins SGPS S.A.	2,575	22,552
Kesko Oyj, Class B	918	30,763
Koninklijke Ahold N.V.	22,400	269,444
Kroger Co.	11,100	229,104
Lawson, Inc.	1,400	65,036
Metcash Ltd.	10,845	43,054
Metro AG	1,980	111,986
Olam International Ltd.	17,000	30,171
Safeway, Inc.	7,300	143,956
Seven & I Holdings Co., Ltd.	14,200	340,110
SUPERVALU, Inc.	3,600	54,216
Sysco Corp.	10,000	248,500
Tesco plc	510,968	3,263,148
UNY Co., Ltd.	2,000	14,972
Walgreen Co.	16,600	622,002
Wal-Mart Stores, Inc.	36,200	1,777,058
Wesfarmers Ltd.	18,537	$433,200
Wesfarmers Ltd. (PPS)	2,304	53,965
Whole Foods Market, Inc.*	2,400	73,176
WM Morrison Supermarkets plc	38,726	171,621
Woolworths Ltd.	22,457	579,488

		11,619,203

Food Products (1.8%)
Ajinomoto Co., Inc.	12,000	120,180
Archer-Daniels-Midland Co.	10,600	309,732
Aryzta AG*	1,257	50,945
Associated British Foods plc	5,575	75,465
Cadbury plc	24,705	317,043
Campbell Soup Co.	3,200	104,384
ConAgra Foods, Inc.	7,600	164,768
Danone S.A.	9,870	594,774
Dean Foods Co.*	3,100	55,149
General Mills, Inc.	5,600	360,528
Golden Agri-Resources Ltd.*	120,000	36,631
Goodman Fielder Ltd.	16,292	24,003
H.J. Heinz Co.	5,300	210,675
Hershey Co.	2,600	101,036
Hormel Foods Corp.	1,000	35,520
J.M. Smucker Co.	2,000	106,020
Kellogg Co.	4,300	211,689
Kerry Group plc, Class A	2,903	83,046
Kikkoman Corp.	2,000	24,910
Kraft Foods, Inc., Class A	24,800	651,496
Lindt & Spruengli AG	10	24,279
Lindt & Spruengli AG (Registered)	2	55,505
McCormick & Co., Inc. (Non- Voting)	2,100	71,274
MEIJI Holdings Co. Ltd.*	1,400	59,734
Nestle S.A. (Registered)	112,164	4,779,661
Nippon Meat Packers, Inc.	4,000	51,423
Nisshin Seifun Group, Inc.	2,500	34,980
Nissin Food Holdings Co., Ltd.	1,600	61,494
Parmalat S.p.A.	31,567	87,260
Premier Foods plc*§	2,868,725	1,925,554
Sara Lee Corp.	11,900	132,566
Suedzucker AG	832	16,862
Toyo Suisan Kaisha Ltd.	2,000	54,141
Tyson Foods, Inc., Class A	5,200	65,676
Unilever N.V. (CVA)	28,997	835,713
Unilever plc	23,230	660,083
Wilmar International Ltd.	22,000	98,704
Yakult Honsha Co., Ltd.	1,400	37,353
Yamazaki Baking Co., Ltd.	1,000	13,546

		12,703,802

Household Products (0.7%)
Clorox Co.	2,400	141,168
Colgate-Palmolive Co.	8,400	640,752
Henkel AG & Co. KGaA	2,026	73,615
Henkel AG & Co. KGaA (Preference)	2,984	128,467
Kao Corp.	10,000	247,312
Kimberly-Clark Corp.	7,000	412,860
Procter & Gamble Co.	48,900	2,832,288
Reckitt Benckiser Group plc	10,934	534,360
Unicharm Corp.	800	75,932

		5,086,754

Personal Products (0.1%)
Avon Products, Inc.	7,200	244,512
Beiersdorf AG	1,430	83,975
Estee Lauder Cos., Inc., Class A	2,000	74,160
L’Oreal S.A.	4,318	429,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Shiseido Co., Ltd.	7,000	$122,041

		954,047

Tobacco (0.7%)
Altria Group, Inc.	34,200	609,102
British American Tobacco plc	35,877	1,125,522
Imperial Tobacco Group plc	18,514	534,954
Japan Tobacco, Inc.	83	284,788
Lorillard, Inc.	2,900	215,470
Philip Morris International, Inc.	32,400	1,579,176
Reynolds American, Inc.	2,700	120,204
Swedish Match AB	3,921	78,742

		4,547,958

Total Consumer Staples		42,314,831

Energy (9.1%)
Energy Equipment & Services (1.3%)
Aker Solutions ASA	130,360	1,468,105
AMEC plc	5,123	61,814
Baker Hughes, Inc.	5,200	221,832
BJ Services Co.	5,000	97,150
Cameron International Corp.*	3,700	139,934
Cie Generale de Geophysique- Veritas*	2,990	69,766
Diamond Offshore Drilling, Inc.	1,100	105,072
ENSCO International, Inc.	2,400	102,096
FMC Technologies, Inc.*	2,200	114,928
Fugro N.V. (CVA)	963	55,614
Halliburton Co.	86,960	2,358,355
Nabors Industries Ltd.*	4,900	102,410
National Oilwell Varco, Inc.*	7,100	306,223
Petrofac Ltd.	3,246	51,228
Rowan Cos., Inc.	2,000	46,140
Saipem S.p.A.	5,183	156,090
SBM Offshore N.V.	90,953	1,933,886
Schlumberger Ltd.	20,100	1,197,960
Seadrill Ltd.*	5,473	114,272
Smith International, Inc.	3,700	106,190
Technip S.A.	2,017	128,836
Tenaris S.A.	8,697	155,012
WorleyParsons Ltd.	3,033	79,495

		9,172,408

Oil, Gas & Consumable Fuels (7.8%)
Anadarko Petroleum Corp.	8,100	508,113
Apache Corp.	5,600	514,248
Arrow Energy Ltd.*	11,006	41,556
BG Group plc	154,066	2,676,418
BP plc	893,406	7,895,716
Cabot Oil & Gas Corp.	1,800	64,350
Cairn Energy plc*	2,242	99,860
Caltex Australia Ltd.*	1,795	19,177
Chesapeake Energy Corp.	10,500	298,200
Chevron Corp.	46,330	3,263,022
ConocoPhillips	24,900	1,124,484
Consol Energy, Inc.	3,100	139,841
Cosmo Oil Co., Ltd.	8,000	22,280
Denbury Resources, Inc.*	4,200	63,546
Devon Energy Corp.	7,500	504,975
El Paso Corp.	181,990	1,878,137
Energy Resources of Australia Ltd.	1,341	29,824
ENI S.p.A.	197,628	4,939,518
EOG Resources, Inc.	4,200	350,742
Exxon Mobil Corp.	80,500	5,523,105
Galp Energia SGPS S.A., Class B	3,215	55,609
Gazprom OAO (ADR)	74,400	$1,758,816
Hellenic Petroleum S.A.	1,510	17,147
Hess Corp.	4,800	256,608
Idemitsu Kosan Co., Ltd.	300	24,765
INPEX Corp.	16	136,534
Japan Petroleum Exploration Co.	400	20,409
Lundin Petroleum AB*	3,230	26,178
Marathon Oil Corp.	12,000	382,800
Massey Energy Co.	1,500	41,835
Mongolia Energy Co., Ltd.*	34,000	12,064
Murphy Oil Corp.	3,200	184,224
Neste Oil Oyj	1,824	33,685
Nippon Mining Holdings, Inc.	16,500	81,245
Nippon Oil Corp.	23,000	129,137
Noble Energy, Inc.	2,900	191,284
Occidental Petroleum Corp.	13,600	1,066,240
OMV AG	2,931	118,250
Origin Energy Ltd.	15,936	229,438
Paladin Energy Ltd.*	10,693	42,450
Peabody Energy Corp.	4,500	167,490
Pioneer Natural Resources Co.	2,000	72,580
Range Resources Corp.	2,700	133,272
Repsol YPF S.A.	13,196	358,980
Royal Dutch Shell plc, Class A	63,009	1,795,946
Royal Dutch Shell plc, Class B	203,510	5,646,158
Santos Ltd.	14,902	199,827
Saras S.p.A.	3,818	14,736
Showa Shell Sekiyu KK	2,400	26,228
Southwestern Energy Co.*	5,700	243,276
Spectra Energy Corp.	10,500	198,870
StatoilHydro ASA	63,300	1,423,568
Sunoco, Inc.	2,000	56,900
Tesoro Corp.	2,400	35,952
TonenGeneral Sekiyu KK	4,000	39,080
Total S.A.	122,572	7,283,146
Tullow Oil plc	13,701	246,990
Valero Energy Corp.	9,400	182,266
Williams Cos., Inc.	9,800	175,126
Woodside Petroleum Ltd.	9,180	422,180
XTO Energy, Inc.	9,500	392,540

		53,880,941

Total Energy		63,053,349

Financials (15.9%)
Capital Markets (1.7%)
3i Group plc	18,999	87,628
Ameriprise Financial, Inc.	4,400	159,852
Bank of New York Mellon Corp.	51,650	1,497,334
Charles Schwab Corp.	15,900	304,485
Credit Suisse Group AG (Registered)	20,428	1,133,465
Daiwa Securities Group, Inc.	30,500	157,316
Deutsche Bank AG (Registered)	10,369	795,773
E*TRADE Financial Corp.*	15,400	26,950
Federated Investors, Inc., Class B	1,600	42,192
Franklin Resources, Inc.	2,600	261,560
Goldman Sachs Group, Inc.	8,570	1,579,880
ICAP plc	8,026	54,219
Invesco Ltd.	6,900	157,044
Investec plc	6,188	45,293
Jafco Co., Ltd.	400	12,232
Janus Capital Group, Inc.	2,800	39,704
Julius Baer Holding AG (Registered)	3,962	197,852
Legg Mason, Inc.	2,800	86,884
Macquarie Group Ltd.	5,675	294,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Man Group plc	32,082	$169,812
Marfin Investment Group S.A.*	10,191	43,844
Matsui Securities Co., Ltd.	1,400	11,416
Mediobanca S.p.A.	9,332	127,547
Mizuho Securities Co., Ltd.	8,000	29,143
Morgan Stanley	22,800	704,064
Nomura Holdings, Inc.	46,200	284,617
Northern Trust Corp.	4,100	238,456
Perpetual Ltd.	320	11,049
SBI Holdings, Inc.	334	66,082
Schroders plc	1,544	26,970
State Street Corp.	8,200	431,320
T. Rowe Price Group, Inc.	4,400	201,080
UBS AG (Registered)*	137,474	2,516,532

		11,795,926

Commercial Banks (6.5%)
77 Bank Ltd.	5,000	28,519
Alpha Bank AE*	7,084	130,616
Aozora Bank Ltd.*	10,000	14,482
Australia & New Zealand Banking Group Ltd.	42,615	916,941
Banca Carige S.p.A.	10,722	32,008
Banca Monte dei Paschi di Siena S.p.A.	38,042	81,388
Banca Popolare Societa Cooperativa	5,783	44,005
Banco Bilbao Vizcaya Argentaria S.A.	63,025	1,118,721
Banco Comercial Portugues S.A. (Registered)	36,587	54,129
Banco de Sabadell S.A.	15,105	111,735
Banco de Valencia S.A.	2,907	27,268
Banco Espirito Santo S.A. (Registered)	10,469	74,301
Banco Popolare S.c.a.r.l.*	12,157	116,613
Banco Popular Espanol S.A.	16,624	166,638
Banco Santander S.A.	143,810	2,314,888
Bank of Cyprus PCL	11,058	84,145
Bank of East Asia Ltd.	29,400	106,219
Bank of Kyoto Ltd.	5,000	45,953
Bank of Yokohama Ltd.	20,000	98,034
Bankinter S.A.	4,868	61,441
Barclays plc*	194,728	1,151,457
BB&T Corp.	11,500	313,260
Bendigo and Adelaide Bank Ltd.	4,885	40,510
BNP Paribas S.A.	14,855	1,186,898
BOC Hong Kong Holdings Ltd.	72,500	159,031
Chiba Bank Ltd.	12,000	74,327
Chugoku Bank Ltd.	2,000	25,333
Chuo Mitsui Trust Holdings, Inc.	18,000	66,774
Comerica, Inc.	2,600	77,142
Commerzbank AG*	13,576	172,143
Commonwealth Bank of Australia	27,551	1,257,809
Credit Agricole S.A.	16,109	336,624
Danske Bank A/S*	8,535	223,565
DBS Group Holdings Ltd.	219,988	2,073,929
Deutsche Postbank AG*	1,380	48,809
Dexia S.A.*	9,983	92,034
DnB NOR ASA*	12,500	144,778
EFG Eurobank Ergasias S.A.*	5,179	81,471
Erste Group Bank AG	3,413	152,529
Fifth Third Bancorp	12,900	130,677
First Horizon National Corp.*	3,714	49,138
Fukuoka Financial Group, Inc.	12,000	49,864
Gunma Bank Ltd.	5,000	27,516
Hachijuni Bank Ltd.	6,000	$33,421
Hang Seng Bank Ltd.	14,600	210,427
Hiroshima Bank Ltd.	7,000	28,931
Hokuhoku Financial Group, Inc.	18,000	42,110
HSBC Holdings plc	627,907	7,235,174
Huntington Bancshares, Inc./Ohio	10,500	49,455
ICICI Bank Ltd. (ADR)	43,240	1,667,334
Intesa Sanpaolo S.p.A.*	738,451	3,254,397
Iyo Bank Ltd.	3,000	27,071
Joyo Bank Ltd.	11,000	54,041
KB Financial Group, Inc. (ADR)*	26,155	1,346,198
KBC Groep N.V.*	3,105	155,963
KeyCorp	14,600	94,900
Lloyds Banking Group plc*	296,232	490,940
M&T Bank Corp.	1,300	81,016
Marshall & Ilsley Corp.	6,100	49,227
Mitsubishi UFJ Financial Group, Inc.	312,100	1,675,845
Mizuho Financial Group, Inc.	227,696	451,511
Mizuho Trust & Banking Co., Ltd.*	20,000	21,166
National Australia Bank Ltd.	34,943	948,230
National Bank of Greece S.A.*	11,281	404,447
Natixis S.A.*	17,320	104,422
Nishi-Nippon City Bank Ltd.	10,000	25,288
Nordea Bank AB	58,938	593,493
Oversea-Chinese Banking Corp., Ltd.	46,000	256,345
Piraeus Bank S.A.*	4,847	89,866
PNC Financial Services Group, Inc.	7,700	374,143
Raiffeisen International Bank Holding AG	798	52,035
Regions Financial Corp.	20,600	127,926
Resona Holdings, Inc.	9,300	119,662
Royal Bank of Scotland Group plc*	310,033	262,356
Sapporo Hokuyo Holdings, Inc.	2,900	10,306
Seven Bank Ltd.	6	14,839
Shinsei Bank Ltd.*	21,000	32,284
Shizuoka Bank Ltd.	10,000	105,609
Skandinaviska Enskilda Banken AB, Class A*	28,376	191,308
Societe Generale S.A.	8,276	666,088
Standard Chartered plc	35,457	873,784
Sumitomo Mitsui Financial Group, Inc.	16,300	568,362
Sumitomo Trust & Banking Co., Ltd.	27,000	143,475
SunTrust Banks, Inc.	8,400	189,420
Suruga Bank Ltd.	3,000	28,374
Svenska Handelsbanken AB, Class A	8,465	216,137
Swedbank AB, Class A*	10,088	96,230
U.S. Bancorp	32,000	699,520
UniCredit S.p.A.*	863,508	3,373,851
Unione di Banche Italiane S.c.p.A.	11,007	168,963
United Overseas Bank Ltd.	22,000	262,067
Wells Fargo & Co.	78,300	2,206,494
Westpac Banking Corp.	52,836	1,223,563
Wing Hang Bank Ltd.	2,500	24,597
Yamaguchi Financial Group, Inc.	3,000	31,115
Zions Bancorp	2,000	35,940

		45,053,328

Consumer Finance (0.6%)
Acom Co., Ltd.	640	9,853
Aeon Credit Service Co., Ltd.	1,000	10,071
American Express Co.	104,190	3,532,041
Capital One Financial Corp.	7,800	278,694
Credit Saison Co., Ltd.	3,200	37,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Discover Financial Services	9,100	$147,693
ORIX Corp.	1,950	119,044
Promise Co., Ltd.*	900	4,913
SLM Corp.*	8,000	69,760

		4,209,714

Diversified Financial Services (2.0%)
ASX Ltd.	3,302	102,538
Bank of America Corp.	145,000	2,453,400
Cie Nationale a Portefeuille	527	28,673
Citigroup, Inc.	218,500	1,057,540
CME Group, Inc.	1,095	337,468
Criteria Caixacorp S.A.	13,215	67,877
Deutsche Boerse AG	3,512	287,029
Eurazeo S.A.	696	45,486
Exor S.p.A.	839	15,531
Groupe Bruxelles Lambert S.A.	1,465	135,317
Hong Kong Exchanges and Clearing Ltd.	18,800	340,824
ING Groep N.V. (CVA)*	217,086	3,875,608
IntercontinentalExchange, Inc.*	1,200	116,628
Investor AB, Class B	8,489	154,952
JPMorgan Chase & Co.	92,040	4,033,193
Leucadia National Corp.*	3,100	76,632
London Stock Exchange Group plc	1,891	25,869
Mitsubishi UFJ Lease & Finance Co., Ltd.	790	23,850
Moody’s Corp.	3,300	67,518
NASDAQ OMX Group, Inc.*	2,400	50,520
NYSE Euronext	4,400	127,116
Pargesa Holding S.A.	342	29,537
Pohjola Bank plc	2,090	23,855
Singapore Exchange Ltd.	17,000	101,615

		13,578,576

Insurance (3.4%)
ACE Ltd.*	32,590	1,742,261
Admiral Group plc	2,663	49,240
Aegon N.V.*	28,705	243,674
Aflac, Inc.	7,900	337,646
Aioi Insurance Co., Ltd.	7,000	35,716
Alleanza Assicurazioni S.p.A.	8,672	78,235
Allianz SE (Registered)	8,083	1,009,778
Allstate Corp.	9,100	278,642
American International Group, Inc.*	2,205	97,263
AMP Ltd.	36,965	212,621
Aon Corp.	4,600	187,174
Assicurazioni Generali S.p.A.	18,844	516,487
Assurant, Inc.	2,000	64,120
Aviva plc	544,938	3,902,470
Baloise Holding AG (Registered)	807	77,095
Chubb Corp.	6,000	302,460
Cincinnati Financial Corp.	2,800	72,772
CNP Assurances S.A.	781	79,579
Fondiaria-Sai S.p.A.	582	12,239
Fortis*	41,092	192,482
Friends Provident Group plc	34,103	45,345
Genworth Financial, Inc., Class A	7,700	92,015
Hannover Rueckversicherung AG (Registered)*	865	39,657
Hartford Financial Services Group, Inc.	6,600	174,900
Insurance Australia Group Ltd.	38,655	128,903
Legal & General Group plc	110,937	155,664
Lincoln National Corp.	4,900	126,959
Loews Corp.	6,100	$208,925
Mapfre S.A.	12,520	56,008
Marsh & McLennan Cos., Inc.	8,700	215,151
MBIA, Inc.*	2,100	16,296
Mediolanum S.p.A.	2,314	16,101
MetLife, Inc.	13,600	517,752
Mitsui Sumitomo Insurance Group Holdings, Inc.	7,200	198,518
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	18,256	2,912,727
Nipponkoa Insurance Co., Ltd.	13,000	81,390
Nissay Dowa General Insurance Co., Ltd.	1,000	5,113
Old Mutual plc	94,374	150,824
Principal Financial Group, Inc.	5,300	145,167
Progressive Corp.*	202,230	3,352,973
Prudential Financial, Inc.	7,800	389,298
Prudential plc	45,815	440,414
QBE Insurance Group Ltd.	18,574	394,247
RSA Insurance Group plc	61,744	132,029
Sampo Oyj, Class A	8,015	201,852
SCOR SE	3,386	92,558
Sompo Japan Insurance, Inc.	16,000	107,659
Sony Financial Holdings, Inc.	18	51,715
Standard Life plc§	35,867	125,533
Suncorp-Metway Ltd.	24,372	190,929
Swiss Life Holding AG (Registered)*	616	72,876
Swiss Reinsurance Co., Ltd.	29,867	1,348,237
T&D Holdings, Inc.	4,350	117,758
Tokio Marine Holdings, Inc.	13,200	382,332
Topdanmark A/S*	205	30,989
Torchmark Corp.	1,500	65,145
Travelers Cos., Inc.	9,400	462,762
TrygVesta A/S	325	24,852
Unipol Gruppo Finanziario S.p.A.*	7,484	11,357
Unum Group	5,500	117,920
Vienna Insurance Group	501	28,592
XL Capital Ltd., Class A	5,900	103,014
Zurich Financial Services AG	2,704	643,188

		23,667,598

Real Estate Investment Trusts (REITs) (0.6%)
Apartment Investment & Management Co. (REIT), Class A	2,100	30,975
Ascendas Real Estate Investment Trust (REIT)	16,000	21,922
AvalonBay Communities, Inc. (REIT)	1,400	101,822
Boston Properties, Inc. (REIT)	2,400	157,320
British Land Co. plc (REIT)	16,190	122,953
CapitaMall Trust (REIT)	30,000	39,399
CFS Retail Property Trust (REIT)	23,507	41,683
Corio N.V. (REIT)	798	55,036
Dexus Property Group (REIT)	70,587	52,620
Equity Residential (REIT)	4,700	144,290
Fonciere Des Regions (REIT)	503	58,583
Gecina S.A. (REIT)	419	49,971
Goodman Group (REIT)	99,465	58,352
GPT Group (REIT)	168,779	101,994
Hammerson plc (REIT)	13,301	83,816
HCP, Inc. (REIT)	4,900	140,826
Health Care REIT, Inc. (REIT)	1,900	79,078
Host Hotels & Resorts, Inc. (REIT)	10,000	117,700
ICADE (REIT)	366	39,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Prime Realty Investment Corp. (REIT)	7	$17,016
Japan Real Estate Investment Corp. (REIT)	7	57,238
Japan Retail Fund Investment Corp. (REIT)	5	27,126
Kimco Realty Corp. (REIT)	6,000	78,240
Klepierre S.A. (REIT)	1,912	75,838
Land Securities Group plc (REIT)	14,461	144,443
Liberty International plc (REIT)	6,651	51,021
Link REIT (REIT)	40,500	89,152
Mirvac Group (REIT)	39,019	57,830
Nippon Building Fund, Inc. (REIT)	10	89,233
Nomura Real Estate Office Fund, Inc. (REIT)	4	26,603
Plum Creek Timber Co., Inc. (REIT)	2,800	85,792
ProLogis (REIT)	7,200	85,824
Public Storage (REIT)	2,200	165,528
Segro plc (REIT)	12,481	73,303
Simon Property Group, Inc. (REIT)	4,774	331,459
Stockland Corp., Ltd. (REIT)	44,749	161,069
Unibail-Rodamco S.A. (REIT)	1,525	316,777
Ventas, Inc. (REIT)	2,700	103,950
Vornado Realty Trust (REIT)	2,537	163,413
Westfield Group (REIT)	37,782	463,305

		4,161,705

Real Estate Management & Development (1.0%)
Aeon Mall Co., Ltd.	1,100	22,903
BGP Holdings plc(b)*†	177,813	—
CapitaLand Ltd.	49,000	129,401
CB Richard Ellis Group, Inc., Class A*	3,900	45,786
Cheung Kong Holdings Ltd.	169,000	2,144,651
Chinese Estates Holdings Ltd.	10,500	17,748
City Developments Ltd.	10,000	73,262
Daito Trust Construction Co., Ltd.	1,500	65,504
Daiwa House Industry Co., Ltd.	10,000	104,718
Hang Lung Group Ltd.	13,000	65,084
Hang Lung Properties Ltd.	39,000	143,670
Henderson Land Development Co., Ltd.	20,000	131,612
Hopewell Holdings Ltd.	8,000	25,135
Hysan Development Co., Ltd.	8,000	20,026
Kerry Properties Ltd.	13,000	69,529
Lend Lease Corp., Ltd.	6,514	60,915
Leopalace21 Corp.	1,500	12,048
Mitsubishi Estate Co., Ltd.	22,000	346,059
Mitsui Fudosan Co., Ltd.	15,000	253,830
New World Development Ltd.	48,000	103,308
Nomura Real Estate Holdings, Inc.	1,400	22,755
NTT Urban Development Corp.	14	12,851
Sino Land Co., Ltd.	36,000	64,474
Sumitomo Realty & Development Co., Ltd.	7,000	128,123
Sun Hung Kai Properties Ltd.	26,000	383,120
Swire Pacific Ltd., Class A	194,500	2,286,301
Tokyo Tatemono Co., Ltd.	6,000	29,343
Tokyu Land Corp.	9,000	35,994
UOL Group Ltd.	6,000	14,652
Wharf Holdings Ltd.	27,000	143,360
Wheelock & Co., Ltd.	14,000	45,884

		7,002,046

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	8,300	$109,145
People’s United Financial, Inc.	6,000	93,360

		202,505

Total Financials		109,671,398

Health Care (13.4%)
Biotechnology (1.7%)
Actelion Ltd. (Registered)*	1,745	108,357
Amgen, Inc.*	157,800	9,504,294
Biogen Idec, Inc.*	5,000	252,600
Celgene Corp.*	7,800	436,020
Cephalon, Inc.*	1,200	69,888
CSL Ltd.	11,235	331,639
Genzyme Corp.*	4,600	260,958
Gilead Sciences, Inc.*	15,200	708,016
Grifols S.A.	2,561	48,776

		11,720,548

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	10,000	570,100
Becton, Dickinson and Co.	3,900	272,025
BioMerieux	146	16,047
Boston Scientific Corp.*	337,330	3,572,325
C.R. Bard, Inc.	1,700	133,637
CareFusion Corp.*	2,950	64,310
Cie Generale d’Optique Essilor International S.A.	3,804	216,791
Cochlear Ltd.	833	49,060
Coloplast A/S, Class B	285	23,838
Covidien plc	113,130	4,894,004
DENTSPLY International, Inc.	2,600	89,804
Fresenius SE	295	14,509
Fresenius SE (Preference)	1,299	76,017
Getinge AB, Class B	3,179	53,353
Hospira, Inc.*	2,600	115,960
Intuitive Surgical, Inc.*	655	171,774
Medtronic, Inc.	18,800	691,840
Nobel Biocare Holding AG (Registered)	1,981	65,568
Olympus Corp.	4,000	106,055
Smith & Nephew plc	16,223	145,320
Sonova Holding AG	763	76,940
St. Jude Medical, Inc.*	5,800	226,258
Straumann Holding AG (Registered)	103	26,662
Stryker Corp.	4,600	208,978
Synthes, Inc.	1,161	139,929
Terumo Corp.	3,100	170,601
Varian Medical Systems, Inc.*	2,100	88,473
William Demant Holding A/S*	273	20,286
Zimmer Holdings, Inc.*	3,700	197,765

		12,498,229

Health Care Providers & Services (1.0%)
Aetna, Inc.	7,500	208,725
Alfresa Holdings Corp.	400	16,309
AmerisourceBergen Corp.	5,200	116,376
Cardinal Health, Inc.	5,900	158,120
Celesio AG	1,202	33,138
CIGNA Corp.	4,600	129,214
Coventry Health Care, Inc.*	2,600	51,896
DaVita, Inc.*	1,600	90,624
Express Scripts, Inc.*	4,500	349,110
Fresenius Medical Care AG & Co. KGaA	3,532	175,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Humana, Inc.*	2,900	$108,170
Laboratory Corp. of America Holdings*	1,900	124,830
McKesson Corp.	4,600	273,930
Medco Health Solutions, Inc.*	8,000	442,480
Mediceo Paltac Holdings Co., Ltd.	2,000	28,140
Patterson Cos., Inc.*	1,300	35,425
Quest Diagnostics, Inc.	70,680	3,688,789
Sonic Healthcare Ltd.	7,226	90,586
Suzuken Co., Ltd.	1,000	34,535
Tenet Healthcare Corp.*	6,300	37,044
UnitedHealth Group, Inc.	19,300	483,272
WellPoint, Inc. *	7,800	369,408

		7,046,007

Health Care Technology (0.0%)
IMS Health, Inc.	2,700	41,445

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	3,000	139,650
Lonza Group AG (Registered)	18,525	2,019,999
Millipore Corp.*	1,000	70,330
PerkinElmer, Inc.	1,700	32,708
QIAGEN N.V.*	3,906	82,880
Thermo Fisher Scientific, Inc.*	6,900	301,323
Waters Corp.*	1,700	94,962

		2,741,852

Pharmaceuticals (8.5%)
Abbott Laboratories, Inc.	54,270	2,684,737
Allergan, Inc.	5,200	295,152
Astellas Pharma, Inc.	8,300	341,191
AstraZeneca plc	25,997	1,164,981
Bayer AG	13,562	939,706
Bristol-Myers Squibb Co.	99,390	2,238,263
Chugai Pharmaceutical Co., Ltd.	4,200	86,887
Daiichi Sankyo Co., Ltd.	12,500	258,035
Dainippon Sumitomo Pharma Co., Ltd.	2,000	21,812
Eisai Co., Ltd.	4,800	180,739
Elan Corp. plc*	8,710	62,467
Eli Lilly and Co.	17,000	561,510
Forest Laboratories, Inc.*	4,900	144,256
GlaxoSmithKline plc	379,638	7,459,604
H. Lundbeck A/S	1,400	29,034
Hisamitsu Pharmaceutical Co., Inc.	900	36,495
Ipsen S.A.	237	12,981
Johnson & Johnson	46,200	2,813,118
King Pharmaceuticals, Inc.*	4,300	46,311
Kyowa Hakko Kirin Co., Ltd.	4,000	50,666
Merck & Co., Inc.	111,910	3,539,713
Merck KGaA	23,228	2,309,668
Mitsubishi Tanabe Pharma Corp.	4,000	53,339
Mylan, Inc.*	5,200	83,252
Novartis AG (Registered)	137,231	6,866,185
Novo Nordisk A/S, Class B	8,283	518,598
Ono Pharmaceutical Co., Ltd.	1,500	78,037
Orion Oyj, Class B	1,088	20,061
Pfizer, Inc.	436,500	7,224,075
Roche Holding AG	41,682	6,737,175
Sanofi-Aventis S.A.	113,929	8,360,908
Santen Pharmaceutical Co., Ltd.	1,000	36,763
Schering-Plough Corp	27,400	774,050
Shionogi & Co., Ltd.	5,000	118,365
Shire plc	10,346	179,233
Taisho Pharmaceutical Co., Ltd.	2,000	$40,439
Takeda Pharmaceutical Co., Ltd.	13,600	566,635
Tsumura & Co.	800	28,875
UCB S.A.	1,582	66,765
Watson Pharmaceuticals, Inc.*	1,800	65,952
Wyeth	22,400	1,088,192

		58,184,225

Total Health Care		92,232,306

Industrials (12.0%)
Aerospace & Defense (1.2%)
BAE Systems plc	326,414	1,821,632
Boeing Co.	12,200	660,630
Cobham plc	17,106	59,843
Empresa Brasileira de Aeronautica S.A. (ADR)*	54,400	1,247,936
European Aeronautic Defence and Space Co. N.V	7,730	173,578
Finmeccanica S.p.A	7,597	134,294
General Dynamics Corp.	6,500	419,900
Goodrich Corp.	2,100	114,114
Honeywell International, Inc.	12,400	460,660
ITT Corp.	3,100	161,665
L-3 Communications Holdings, Inc.	2,000	160,640
Lockheed Martin Corp.	5,300	413,824
Northrop Grumman Corp.	5,500	284,625
Precision Castparts Corp.	2,400	244,488
Raytheon Co.	6,700	321,399
Rockwell Collins, Inc.	2,500	127,000
Rolls-Royce Group plc*	33,545	252,396
Safran S.A.	3,957	74,147
Singapore Technologies Engineering Ltd.	19,000	37,092
Thales S.A.	1,846	91,575
United Technologies Corp.	15,800	962,694

		8,224,132

Air Freight & Logistics (2.0%)
C.H. Robinson Worldwide, Inc.	2,900	167,475
Deutsche Post AG (Registered)	167,849	3,143,960
Expeditors International of Washington, Inc.	3,600	126,540
FedEx Corp.	61,770	4,646,339
TNT N.V	6,787	182,148
Toll Holdings Ltd.	12,605	94,855
United Parcel Service, Inc., Class B	98,800	5,579,236
Yamato Holdings Co., Ltd.	7,000	115,023

		14,055,576

Airlines (0.1%)
Air France-KLM*	3,082	56,015
All Nippon Airways Co., Ltd	16,000	45,987
British Airways plc*	10,069	35,482
Cathay Pacific Airways Ltd.*	14,000	22,111
Deutsche Lufthansa AG (Registered)	4,780	84,707
Iberia Lineas Aereas de Espana S.A.*	5,937	18,471
Japan Airlines Corp.*	12,000	17,646
Qantas Airways Ltd.	22,769	57,448
Singapore Airlines Ltd.	10,000	97,824
Southwest Airlines Co.	12,600	120,960

		556,651

Building Products (0.2%)
Asahi Glass Co., Ltd.	19,000	153,456
Assa Abloy AB, Class B	4,916	79,896
Cie de Saint-Gobain S.A.	6,699	347,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Daikin Industries Ltd.	4,400	$158,325
Geberit AG (Registered)	667	102,467
JS Group Corp.	4,000	70,183
Masco Corp.	6,200	80,104
Nippon Sheet Glass Co., Ltd.	12,000	40,105
TOTO Ltd.	3,000	18,782

		1,050,834

Commercial Services & Supplies (1.0%)
Avery Dennison Corp.	1,700	61,217
Brambles Ltd.	333,254	2,375,493
Cintas Corp.	2,300	69,713
Dai Nippon Printing Co., Ltd.	11,000	151,462
G4S plc	19,509	68,779
Iron Mountain, Inc.*	2,800	74,648
Pitney Bowes, Inc.	68,350	1,698,498
R.R. Donnelley & Sons Co.	3,200	68,032
Rentokil Initial plc*	936,970	1,705,560
Republic Services, Inc.	5,500	146,135
Secom Co., Ltd.	3,900	196,379
Securitas AB, Class B	4,668	45,064
Serco Group plc	7,389	59,634
Societe BIC S.A.	332	23,611
Stericycle, Inc.*	1,500	72,675
Toppan Printing Co., Ltd.	10,000	94,692
Waste Management, Inc.	8,300	247,506

		7,159,098

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios S.A.	2,763	144,101
Balfour Beatty plc	6,911	35,564
Bouygues S.A.	4,247	215,966
Eiffage S.A.	851	54,221
Fluor Corp.	3,100	157,635
Fomento de Construcciones y Contratas S.A.	558	26,130
Grupo Ferrovial S.A.	1,277	61,088
Hochtief AG	666	50,737
Jacobs Engineering Group, Inc.*	2,100	96,495
JGC Corp.	4,000	81,814
Kajima Corp.	13,000	33,309
Kinden Corp.	1,000	8,366
Koninklijke Boskalis Westminster N.V.	743	25,377
Leighton Holdings Ltd.	2,943	93,909
Obayashi Corp.	12,000	52,537
Quanta Services, Inc.*	3,400	75,242
Sacyr Vallehermoso S.A.	1,257	23,793
Shimizu Corp.	11,000	43,257
Skanska AB, Class B	7,396	108,532
Taisei Corp.	14,000	27,761
Vinci S.A.	7,618	430,974

		1,846,808

Electrical Equipment (0.5%)
ABB Ltd. (Registered)*	40,436	811,607
Alstom S.A.	3,679	268,483
Emerson Electric Co.	12,500	501,000
Fuji Electric Holdings Co., Ltd.	6,000	11,096
Furukawa Electric Co., Ltd.	13,000	52,860
Gamesa Corp. Tecnologica S.A.	3,485	78,077
GS Yuasa Corp.	7,000	63,945
Legrand S.A.	2,319	64,511
Mitsubishi Electric Corp.*	35,000	265,137
Panasonic Electric Works Co., Ltd.	6,000	71,721
Prysmian S.p.A.	1,449	$27,183
Renewable Energy Corp. A/S*	5,648	49,576
Rockwell Automation, Inc.	2,400	102,240
Schneider Electric S.A.	4,207	426,386
Solarworld AG	1,323	32,138
Sumitomo Electric Industries Ltd.	13,900	181,792
Ushio, Inc.	1,600	27,895
Vestas Wind Systems A/S*	3,787	273,768

		3,309,415

Industrial Conglomerates (3.0%)
3M Co.	11,700	863,460
CSR Ltd.	18,618	30,879
Fraser and Neave Ltd.	14,000	39,456
General Electric Co.	334,840	5,498,073
Hankyu Hanshin Holdings, Inc.	20,000	95,806
Hutchison Whampoa Ltd.	40,000	288,772
Keppel Corp., Ltd.	25,000	143,755
Koninklijke Philips Electronics N.V.	118,348	2,881,791
NWS Holdings Ltd.	12,000	23,226
Orkla ASA	14,400	135,745
SembCorp Industries Ltd.	13,000	31,285
Siemens AG (Registered)	71,073	6,581,416
Smiths Group plc	6,030	85,623
Textron, Inc.	4,300	81,614
Tomkins plc	12,055	36,335
Tyco International Ltd.	122,510	4,224,145

		21,041,381

Machinery (0.9%)
Alfa Laval AB	5,653	66,331
Amada Co., Ltd.	5,000	33,643
Atlas Copco AB, Class A	12,963	166,980
Atlas Copco AB, Class B	6,103	69,598
Caterpillar, Inc.	10,300	528,699
Cosco Corp. (Singapore) Ltd.	25,000	21,297
Cummins, Inc.	3,400	152,354
Danaher Corp.	4,300	289,476
Deere & Co.	7,100	304,732
Dover Corp.	3,200	124,032
Eaton Corp.	2,800	158,452
Fanuc Ltd.	3,500	313,875
Flowserve Corp.	1,000	98,540
GEA Group AG	2,353	49,101
Hino Motors Ltd.	3,000	11,396
Hitachi Construction Machinery Co., Ltd.	2,300	49,375
IHI Corp.*	20,000	40,550
Illinois Tool Works, Inc.	6,500	277,615
Invensys plc	11,647	54,184
Japan Steel Works Ltd.	6,000	68,980
JTEKT Corp.	3,600	41,950
Kawasaki Heavy Industries Ltd.	29,000	73,659
Komatsu Ltd.	17,500	327,912
Kone Oyj, Class B	2,749	101,051
Kubota Corp.	21,000	174,756
Kurita Water Industries Ltd.	2,200	78,917
MAN SE	2,038	168,202
Metso Oyj	2,629	73,981
Minebea Co., Ltd.	5,000	22,949
Mitsubishi Heavy Industries Ltd.	56,000	212,109
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	25,957
NGK Insulators Ltd.	5,000	115,858
NSK Ltd.	9,000	55,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NTN Corp.	5,000	$20,721
PACCAR, Inc.	6,200	233,802
Pall Corp.	2,100	67,788
Parker Hannifin Corp.	2,700	139,968
Sandvik AB	19,258	212,709
Scania AB, Class B	4,941	61,308
Schindler Holding AG	1,217	84,323
SembCorp Marine Ltd.	19,000	42,892
SKF AB, Class B	7,639	119,987
SMC Corp.	1,000	122,988
Snap-On, Inc.	800	27,808
Stanley Works	1,400	59,766
Sumitomo Heavy Industries Ltd.*	11,000	53,673
THK Co., Ltd.	1,700	33,294
Vallourec S.A.	1,017	172,337
Volvo AB, Class A	6,785	60,829
Volvo AB, Class B	20,671	191,251
Wartsila Oyj	1,365	54,691
Zardoya Otis S.A.	1,999	43,381

		6,155,873

Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	9	60,153
A. P. Moller - Maersk A/S, Class B	21	144,484
Kawasaki Kisen Kaisha Ltd.*	12,000	44,516
Kuehne & Nagel International AG (Registered)	879	76,381
Mitsui O.S.K. Lines Ltd.	22,000	130,385
Neptune Orient Lines Ltd.	15,750	19,902
Nippon Yusen KK	21,000	81,179
Orient Overseas International Ltd.	2,500	12,774

		569,774

Professional Services (1.0%)
Adecco S.A. (Registered)	52,895	2,812,424
Bureau Veritas S.A.	1,028	58,007
Capita Group plc	11,606	134,010
Dun & Bradstreet Corp.	900	67,788
Equifax, Inc.	2,200	64,108
Experian plc	18,720	157,515
Monster Worldwide, Inc.*	2,300	40,204
Randstad Holding N.V.*	72,832	3,145,670
Robert Half International, Inc.	2,600	65,052
SGS S.A. (Registered)	89	119,806

		6,664,584

Road & Rail (0.4%)
Asciano Group*	49,000	71,542
Burlington Northern Santa Fe Corp.	4,500	359,235
Central Japan Railway Co.	28	201,192
ComfortDelgro Corp., Ltd.	25,000	28,573
CSX Corp.	6,700	280,462
DSV A/S*	3,320	59,194
East Japan Railway Co.	6,200	446,187
Firstgroup plc	7,188	47,524
Keihin Electric Express Railway Co., Ltd.	7,000	59,344
Keio Corp.	9,000	61,461
Keisei Electric Railway Co., Ltd.	3,000	19,919
Kintetsu Corp.	30,000	115,970
MTR Corp.	24,500	85,038
Nippon Express Co., Ltd.	13,000	52,860
Norfolk Southern Corp.	6,200	267,282
Odakyu Electric Railway Co., Ltd.	12,000	108,283
Ryder System, Inc.	1,000	39,060
Tobu Railway Co., Ltd.	13,000	79,363
Tokyu Corp.	18,000	$86,225
Union Pacific Corp.	8,500	495,975
West Japan Railway Co.	32	121,205

		3,085,894

Trading Companies & Distributors (1.2%)
Bunzl plc	4,759	48,257
Fastenal Co.	2,200	85,140
ITOCHU Corp.	28,000	185,596
Marubeni Corp.	31,000	156,442
Mitsubishi Corp.	24,700	499,696
Mitsui & Co., Ltd.	31,700	414,591
Noble Group Ltd.	30,000	52,178
Sojitz Corp.	18,700	35,623
Sumitomo Corp.	20,500	211,246
Toyota Tsusho Corp.	3,200	48,268
W.W. Grainger, Inc.	1,100	98,296
Wolseley plc*	266,971	6,429,762

		8,265,095

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	5,391	122,357
Aeroports de Paris S.A.	654	58,848
Atlantia S.p.A.	5,154	124,973
Auckland International Airport Ltd.	9,394	12,619
Brisa Auto-Estradas de Portugal S.A.	4,185	41,215
Cintra Concesiones de Infraestructuras de Transporte S.A.	2,876	33,479
Fraport AG	498	26,490
Hamburger Hafen und Logistik AG	254	11,444
Hong Kong Aircraft Engineering Co., Ltd.	800	9,559
Kamigumi Co., Ltd.	3,000	24,497
Macquarie Airports	7,969	19,966
Macquarie Infrastructure Group	42,699	55,562
Mitsubishi Logistics Corp.	1,000	12,109
Societe Des Autoroutes Paris-Rhin-Rhone	284	21,640
Transurban Group	19,163	69,313

		644,071

Total Industrials		82,629,186

Information Technology (14.1%)
Communications Equipment (1.7%)
Alcatel-Lucent*	43,895	196,362
Ciena Corp.*	1,600	26,048
Cisco Systems, Inc.*	283,280	6,668,411
Harris Corp.	2,300	86,480
JDS Uniphase Corp.*	3,100	22,041
Juniper Networks, Inc.*	8,800	237,776
Motorola, Inc.	37,900	325,561
Nokia Oyj	66,765	981,891
QUALCOMM, Inc.	27,900	1,254,942
Telefonaktiebolaget LM Ericsson, Class B	203,301	2,041,365
Tellabs, Inc.*	6,900	47,748

		11,888,625

Computers & Peripherals (1.9%)
Apple, Inc.*	15,000	2,780,550
Dell, Inc.*	28,500	434,910
EMC Corp.*	33,500	570,840
Fujitsu Ltd.	34,000	222,336
Hewlett-Packard Co.	39,700	1,874,237
International Business Machines Corp.	22,000	2,631,420
Lexmark International, Inc., Class A*	1,400	30,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Logitech International S.A. (Registered)*	2,805	$51,130
NEC Corp.*	32,000	100,529
NetApp, Inc.*	5,600	149,408
QLogic Corp.*	2,100	36,120
SanDisk Corp.*	3,900	84,630
Seagate Technology	214,060	3,255,853
Seiko Epson Corp.	2,100	31,489
Sun Microsystems, Inc.*	12,200	110,898
Teradata Corp.*	2,700	74,304
Toshiba Corp.*	72,000	377,786
Western Digital Corp.*	3,900	142,467

		12,959,063

Electronic Equipment, Instruments & Components (1.5%)
Agilent Technologies, Inc.*	5,700	158,631
Amphenol Corp., Class A	2,900	109,272
Citizen Holdings Co., Ltd	4,400	24,754
Corning, Inc.	25,900	396,529
Flextronics International Ltd.*	474,530	3,539,994
FLIR Systems, Inc.*	2,600	72,722
Foxconn International Holdings Ltd.*	29,262	19,218
Fujifilm Holdings Corp.	57,000	1,708,127
Hirose Electric Co., Ltd.	500	56,369
Hitachi High-Technologies Corp.	800	16,728
Hitachi Ltd.*	61,000	187,556
HOYA Corp.	7,500	177,129
Ibiden Co., Ltd.	2,500	93,021
Jabil Circuit, Inc.	3,000	40,230
Keyence Corp.	800	170,935
Kyocera Corp.	2,900	269,114
Mabuchi Motor Co., Ltd.	300	15,273
Mitsumi Electric Co., Ltd.	1,200	25,908
Molex, Inc.	2,000	41,760
Murata Manufacturing Co., Ltd.	3,900	185,083
Nidec Corp.	2,000	162,424
Nippon Electric Glass Co., Ltd.	7,000	63,867
Omron Corp.	3,000	56,615
Shimadzu Corp.	3,000	21,723
TDK Corp.	2,200	127,199
Tyco Electronics Ltd.	113,700	2,533,236
Yaskawa Electric Corp.	3,000	21,657
Yokogawa Electric Corp.	3,300	29,226

		10,324,300

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	2,900	57,072
eBay, Inc.*	18,600	439,146
Google, Inc., Class A*	4,030	1,998,275
United Internet AG*	1,718	25,920
VeriSign, Inc.*	3,300	78,177
Yahoo! Japan Corp.	277	94,118
Yahoo!, Inc.*	19,700	350,857

		3,043,565

IT Services (1.4%)
Accenture plc, Class A	201,190	7,498,351
Affiliated Computer Services, Inc., Class A*	1,700	92,089
Atos Origin S.A.*	1,013	51,142
Automatic Data Processing, Inc.	8,500	334,050
Cap Gemini S.A.	2,835	148,499
Cognizant Technology Solutions Corp., Class A*	5,000	193,300
Computer Sciences Corp.*	2,400	126,504
Computershare Ltd.	8,834	86,974
Convergys Corp.*	1,700	$16,898
Fidelity National Information Services, Inc.	3,300	84,183
Fiserv, Inc.*	2,600	125,320
Indra Sistemas S.A.	1,334	33,264
ITOCHU Techno-Solutions Corp.	300	9,241
Mastercard, Inc., Class A	1,581	319,599
Nomura Research Institute Ltd.	1,600	38,055
NTT Data Corp.	24	76,894
Obic Co., Ltd.	70	11,846
Otsuka Corp.	100	5,982
Paychex, Inc.	5,500	159,775
Total System Services, Inc.	2,900	46,719
Western Union Co.	12,000	227,040

		9,685,725

Office Electronics (0.4%)
Brother Industries Ltd.	3,500	41,954
Canon, Inc.	19,200	776,427
Konica Minolta Holdings, Inc.	143,000	1,355,684
Neopost S.A.	690	61,926
Ricoh Co., Ltd.	12,000	174,857
Xerox Corp.	14,000	108,360

		2,519,208

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	9,700	54,902
Advantest Corp.	2,900	80,443
Altera Corp.	5,000	102,550
Analog Devices, Inc.	5,000	137,900
Applied Materials, Inc.	22,500	301,500
ASM Pacific Technology Ltd.	2,600	18,435
ASML Holding N.V.	7,932	233,307
Broadcom Corp., Class A*	7,200	220,968
Elpida Memory, Inc.*	2,500	32,780
Infineon Technologies AG*	18,777	105,925
Intel Corp.	93,800	1,835,666
KLA-Tencor Corp.	2,900	103,994
Linear Technology Corp.	3,800	104,994
LSI Corp.*	10,300	56,547
MEMC Electronic Materials, Inc.*	3,800	63,194
Microchip Technology, Inc.	3,100	82,150
Micron Technology, Inc.*	14,100	115,620
National Semiconductor Corp.	3,500	49,945
Novellus Systems, Inc.*	1,700	35,666
Nvidia Corp.*	8,800	132,264
Rohm Co., Ltd.	1,900	132,925
Samsung Electronics Co., Ltd. (GDR)§	5,810	2,009,400
Samsung Electronics Co., Ltd. (GDR)(b)(m)	15,950	5,516,338
Shinko Electric Industries Co., Ltd.	900	16,032
STMicroelectronics N.V.	13,593	128,080
Sumco Corp.	2,400	54,542
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	435,803	4,776,401
Teradyne, Inc.*	3,100	28,675
Texas Instruments, Inc.	20,800	492,752
Tokyo Electron Ltd.	3,100	197,883
Xilinx, Inc.	4,700	110,074

		17,331,852

Software (4.3%)
Adobe Systems, Inc.*	8,900	294,056
Autodesk, Inc.*	3,900	92,820
Autonomy Corp. plc*	3,987	103,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
BMC Software, Inc.*	3,200	$120,096
CA, Inc.	6,700	147,333
Citrix Systems, Inc.*	3,100	121,613
Compuware Corp.*	3,500	25,655
Dassault Systemes S.A.	1,384	77,143
Electronic Arts, Inc.*	5,500	104,775
Intuit, Inc.*	5,500	156,750
Konami Corp.	1,400	28,541
McAfee, Inc.*	2,600	113,854
Microsoft Corp.	404,320	10,467,845
Nintendo Co., Ltd.	7,700	1,972,929
Novell, Inc.*	4,900	22,099
Oracle Corp.	435,360	9,072,902
Oracle Corp. Japan	500	22,281
Red Hat, Inc.*	3,300	91,212
Sage Group plc	20,510	76,504
Salesforce.com, Inc.*	1,800	102,474
SAP AG	127,676	6,217,858
Square Enix Holdings Co., Ltd.	1,400	37,899
Symantec Corp.*	13,900	228,933
Trend Micro, Inc.	2,000	74,639

		29,774,008

Total Information Technology		97,526,346

Materials (4.3%)
Chemicals (1.2%)
Air Liquide S.A.	4,500	511,990
Air Products & Chemicals, Inc.	3,600	279,288
Airgas, Inc.	1,400	67,718
Akzo Nobel N.V.	4,372	270,849
Asahi Kasei Corp.	23,000	117,095
BASF SE	16,400	869,002
CF Industries Holdings, Inc.	800	68,984
Daicel Chemical Industries Ltd.	3,000	18,114
Denki Kagaku Kogyo KK	6,000	24,731
DIC Corp.	6,000	8,556
Dow Chemical Co.	19,000	495,330
E.I. du Pont de Nemours & Co.	15,300	491,742
Eastman Chemical Co.	1,300	69,602
Ecolab, Inc.	3,800	175,674
FMC Corp.	1,300	73,125
Givaudan S.A. (Registered)	145	108,718
Hitachi Chemical Co., Ltd.	1,400	28,604
Incitec Pivot Ltd.	31,183	77,852
International Flavors & Fragrances, Inc.	1,100	41,723
Johnson Matthey plc	3,334	73,956
JSR Corp.	3,600	73,793
K+S AG	2,821	153,937
Kaneka Corp.	4,000	28,742
Kansai Paint Co., Ltd.	3,000	23,394
Koninklijke DSM N.V.	2,679	111,925
Kuraray Co., Ltd.	7,000	76,422
Linde AG	2,847	308,629
Mitsubishi Chemical Holdings Corp.	23,500	97,649
Mitsubishi Gas Chemical Co., Inc.	5,000	27,182
Mitsubishi Rayon Co., Ltd.	7,000	24,018
Mitsui Chemicals, Inc.	13,000	46,343
Monsanto Co.	9,100	704,340
Nissan Chemical Industries Ltd.	2,000	28,831
Nitto Denko Corp.	3,200	98,034
Novozymes A/S, Class B	906	85,265
Nufarm Ltd.	2,272	22,749
Orica Ltd.	6,918	143,422
PPG Industries, Inc.	2,800	$162,988
Praxair, Inc.	5,100	416,619
Shin-Etsu Chemical Co., Ltd.	7,500	461,204
Showa Denko KK	16,000	32,618
Sigma-Aldrich Corp.	2,100	113,358
Solvay S.A.	1,121	116,387
Sumitomo Chemical Co., Ltd.	29,000	120,827
Syngenta AG (Registered)	1,797	412,878
Taiyo Nippon Sanso Corp.	4,000	47,635
Teijin Ltd.	14,000	43,670
Tokuyama Corp.	3,000	21,991
Toray Industries, Inc.	25,000	151,507
Tosoh Corp.	7,000	17,702
Ube Industries Ltd.	15,000	39,436
Umicore	1,808	54,132
Wacker Chemie AG	229	35,719
Yara International ASA	3,700	116,456

		8,292,455

Construction Materials (0.6%)
Boral Ltd.	12,325	66,217
Cimpor Cimentos de Portugal SGPS S.A.	3,348	27,657
CRH plc	119,161	3,296,545
Fletcher Building Ltd.	10,968	66,141
Holcim Ltd. (Registered)*	4,592	315,055
Imerys S.A.	828	47,515
Italcementi S.p.A.	614	9,452
James Hardie Industries N.V. (CDI)*	6,489	44,995
Lafarge S.A.	3,728	333,596
Taiheiyo Cement Corp.*	14,000	18,716
Titan Cement Co. S.A.	710	24,520
Vulcan Materials Co.	2,100	113,547

		4,363,956

Containers & Packaging (0.1%)
Amcor Ltd.	19,889	96,152
Ball Corp.	1,600	78,720
Bemis Co., Inc.	1,500	38,865
Owens-Illinois, Inc.*	2,900	107,010
Pactiv Corp.*	2,300	59,915
Rexam plc	12,895	53,787
Sealed Air Corp.	2,400	47,112
Toyo Seikan Kaisha Ltd.	2,800	53,870

		535,431

Metals & Mining (2.1%)
Acerinox S.A.	2,441	52,473
AK Steel Holding Corp.	2,000	39,460
Alcoa, Inc.	166,860	2,189,203
Allegheny Technologies, Inc.	1,700	59,483
Alumina Ltd.*	38,429	62,041
Anglo American plc*	23,752	756,528
Antofagasta plc	7,767	94,275
ArcelorMittal S.A.	15,359	574,251
BHP Billiton Ltd.	60,630	2,018,094
BHP Billiton plc	39,493	1,078,017
BlueScope Steel Ltd.	33,203	85,825
Daido Steel Co., Ltd.	4,000	14,527
Dowa Holdings Co., Ltd.	3,000	18,181
Eramet S.A.	114	39,562
Eurasian Natural Resources Corp.	4,945	69,268
Fortescue Metals Group Ltd.*	22,421	75,559
Freeport-McMoRan Copper & Gold, Inc.	6,800	466,548
Fresnillo plc	2,979	36,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Metals Ltd.	3,000	$30,714
JFE Holdings, Inc.	8,900	305,375
Kazakhmys plc	4,487	77,015
Kobe Steel Ltd.*	50,000	87,451
Lonmin plc*	2,343	62,682
Maruichi Steel Tube Ltd.	400	7,999
Mitsubishi Materials Corp.*	22,000	60,781
Mitsui Mining & Smelting Co., Ltd.*	7,000	17,936
Newcrest Mining Ltd.	8,896	250,353
Newmont Mining Corp.	8,000	352,160
Nippon Steel Corp.	93,000	339,821
Nisshin Steel Co., Ltd.	10,000	17,824
Norsk Hydro ASA*	14,000	93,170
Nucor Corp.	5,300	249,153
OneSteel Ltd.	26,019	69,550
OSAKA Titanium Technologies Co.	400	11,452
Outokumpu Oyj	2,430	45,729
OZ Minerals Ltd.*	48,705	48,983
Randgold Resources Ltd.	1,465	102,455
Rautaruukki Oyj	1,749	41,974
Rio Tinto Ltd.	7,977	416,890
Rio Tinto plc	24,615	1,049,747
Salzgitter AG	723	69,299
Sims Metal Management Ltd.	2,306	46,444
SSAB AB, Class A	3,793	58,761
SSAB AB, Class B	756	10,682
Sumitomo Metal Industries Ltd.	63,000	155,105
Sumitomo Metal Mining Co., Ltd.	10,000	164,207
ThyssenKrupp AG	6,289	216,547
Titanium Metals Corp.	1,000	9,590
Tokyo Steel Manufacturing Co., Ltd.	1,400	17,156
United States Steel Corp.	2,400	106,488
Vale S.A. (ADR)	65,060	1,334,381
Vedanta Resources plc	2,280	69,305
Voestalpine AG	2,356	84,088
Xstrata plc*	33,879	499,476
Yamato Kogyo Co., Ltd.	500	14,092

		14,324,884

Paper & Forest Products (0.3%)
Holmen AB, Class B	721	19,857
International Paper Co.	7,300	162,279
MeadWestvaco Corp.	2,600	58,006
Nippon Paper Group, Inc.	1,800	51,936
OJI Paper Co., Ltd.	16,000	72,189
Stora Enso Oyj, Class R*	11,460	79,825
Svenska Cellulosa AB, Class B	87,903	1,191,567
UPM-Kymmene Oyj	9,995	119,935
Weyerhaeuser Co.	3,600	131,940

		1,887,534

Total Materials		29,404,260

Telecommunication Services (6.4%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	145,620	3,933,196
Belgacom S.A.	2,715	105,761
BT Group plc	133,400	277,151
Cable & Wireless plc	40,252	92,312
CenturyTel, Inc.	4,814	161,750
China Telecom Corp., Ltd. (ADR)	14,900	704,770
Deutsche Telekom AG (Registered)	50,404	688,169
Elisa Oyj	1,923	39,453
France Telecom S.A.	216,551	5,768,981
Frontier Communications Corp.	4,400	33,176
Hellenic Telecommunications Organization S.A.	4,600	$76,065
Iliad S.A.	256	28,846
Koninklijke (Royal) KPN N.V.	31,547	523,272
Nippon Telegraph & Telephone Corp.	9,164	424,689
PCCW Ltd.	84,000	21,894
Portugal Telecom SGPS S.A. (Registered)	11,595	122,760
Qwest Communications International, Inc.	25,000	95,250
Singapore Telecommunications Ltd.	2,089,000	4,819,685
Swisscom AG (Registered)	411	147,041
Tele2 AB, Class B	4,667	61,924
Telecom Corp. of New Zealand Ltd.	38,653	74,254
Telecom Italia S.p.A.	176,555	309,776
Telecom Italia S.p.A. (RNC)	99,713	122,569
Telefonica S.A.	209,933	5,792,359
Telekom Austria AG	164,843	2,971,867
Telenor ASA*	122,030	1,413,377
TeliaSonera AB	40,832	268,256
Telstra Corp., Ltd.	82,175	237,058
Verizon Communications, Inc.	47,600	1,440,852
Windstream Corp.	7,600	76,988

		30,833,501

Wireless Telecommunication Services (1.9%)
American Tower Corp., Class A*	6,700	243,880
KDDI Corp.	54	304,395
MetroPCS Communications, Inc.*	4,400	41,184
Millicom International Cellular S.A. (SDR)*	1,258	91,850
Mobistar S.A.	421	29,134
NTT DoCoMo, Inc.	281	448,899
Softbank Corp.	13,700	301,121
Sprint Nextel Corp.*	558,210	2,204,929
StarHub Ltd.	14,054	21,650
Turkcell Iletisim Hizmet A/S (ADR)	103,680	1,852,762
Vodafone Group plc	3,347,664	7,500,797

		13,040,601

Total Telecommunication Services		43,874,102

Utilities (2.4%)
Electric Utilities (1.4%)
Acciona S.A.	526	71,584
Allegheny Energy, Inc.	2,900	76,908
American Electric Power Co., Inc.	7,900	244,821
BKW FMB Energie AG	174	15,095
Cheung Kong Infrastructure Holdings Ltd.	6,000	21,445
Chubu Electric Power Co., Inc.	12,300	298,713
Chugoku Electric Power Co., Inc.	4,500	98,958
CLP Holdings Ltd.	39,000	264,695
Contact Energy Ltd.*	2,907	12,093
Duke Energy Corp.	21,700	341,558
E.ON AG	33,666	1,427,704
EDF S.A.	4,476	265,535
Edison International	5,500	184,690
EDP - Energias de Portugal S.A.	33,933	155,423
Enel S.p.A.	117,437	745,406
Entergy Corp.	3,200	255,552
Exelon Corp.	11,100	550,782
FirstEnergy Corp.	5,200	237,744
Fortum Oyj	8,486	217,563
FPL Group, Inc.	6,900	381,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hokkaido Electric Power Co., Inc.	3,000	$62,430
Hokuriku Electric Power Co.	2,900	73,820
HongKong Electric Holdings Ltd.	26,000	142,580
Iberdrola S.A.	65,545	643,112
Kansai Electric Power Co., Inc.	14,100	340,857
Kyushu Electric Power Co., Inc.	7,200	163,226
Northeast Utilities	3,000	71,220
Pepco Holdings, Inc.	3,800	56,544
Pinnacle West Capital Corp.	1,800	59,076
PPL Corp.	6,100	185,074
Progress Energy, Inc.	4,700	183,582
Public Power Corp. S.A.*	2,225	49,523
Red Electrica Corporacion S.A.	2,076	106,236
Scottish & Southern Energy plc	16,944	317,637
Shikoku Electric Power Co., Inc.	2,900	88,520
Southern Co.	13,200	418,044
SP AusNet	7,617	5,947
Terna Rete Elettrica Nazionale S.p.A.	23,387	91,205
Tohoku Electric Power Co., Inc.	8,100	180,471
Tokyo Electric Power Co., Inc.	22,100	579,797
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,263	63,856

		9,750,113

Gas Utilities (0.2%)
Enagas S.A.	2,742	57,299
EQT Corp.	2,000	85,200
Gas Natural SDG S.A.	4,413	97,512
Hong Kong & China Gas Co., Ltd.	72,000	181,903
Nicor, Inc.	800	29,272
Osaka Gas Co., Ltd.	34,000	119,312
Questar Corp.	2,700	101,412
Snam Rete Gas S.p.A.	29,012	141,162
Toho Gas Co., Ltd.	7,000	31,972
Tokyo Gas Co., Ltd.	44,000	182,833

		1,027,877

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	10,800	160,056
Constellation Energy Group, Inc.	3,100	100,347
Drax Group plc	5,284	39,816
Dynegy, Inc., Class A*	10,600	27,030
EDP Renovaveis S.A.*	2,988	32,859
Electric Power Development Co., Ltd.	2,100	66,557
Iberdrola Renovables S.A.	17,534	86,212
International Power plc	24,879	114,908

		627,785

Multi-Utilities (0.7%)
A2A S.p.A.	17,077	33,561
ACEA S.p.A.	1,048	13,718
AGL Energy Ltd.	7,170	86,468
Ameren Corp.	4,000	101,120
CenterPoint Energy, Inc.	6,000	74,580
Centrica plc	93,760	377,004
CMS Energy Corp.	4,000	53,600
Consolidated Edison, Inc.	4,700	192,418
Dominion Resources, Inc.	9,700	334,650
DTE Energy Co.	2,500	87,850
GDF Suez S.A.	21,478	953,738
Integrys Energy Group, Inc.	1,100	39,479
National Grid plc	44,421	428,788
NiSource, Inc.	4,800	66,672
PG&E Corp.	6,200	251,038
Public Service Enterprise Group, Inc.	8,300	260,952
RWE AG	7,459	$692,783
RWE AG (Non-Voting)(Preference)	570	46,935
SCANA Corp.	2,100	73,290
Sempra Energy	4,100	204,221
Suez Environnement Co. S.A.	5,360	122,438
TECO Energy, Inc.	3,100	43,648
United Utilities Group plc	11,107	81,050
Veolia Environnement	7,097	271,994
Wisconsin Energy Corp.	2,000	90,340
Xcel Energy, Inc.	7,700	148,148

		5,130,483

Water Utilities (0.0%)
Severn Trent plc	3,713	57,589

Total Utilities		16,593,847

Total Common Stocks (97.8%) (Cost $683,959,525)		674,739,221

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
BNP Paribas, expiring 10/13/09* (Cost $—)	14,855	32,173

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Capital Markets (0.0%)
Mediobanca S.p.A., expiring 3/18/11*	8,888	632

Commercial Banks (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	11,199	1,334

Total Warrants (0.0%) (Cost $—)		1,966

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Time Deposits (1.9%)
Bank of Montreal
0.02%, 10/1/09 (p)	$9,600,000	9,600,000
JPMorgan Chase Nassau
0.000%, 10/1/09	3,404,674	3,404,674

Total Time Deposits		13,004,674

Total Short-Term Investments (1.9%) (Amortized Cost $13,004,674)		13,004,674

Total Investments (99.7%) (Cost/Amortized Cost $696,964,199)		687,778,034
Other Assets Less Liabilities (0.3%)		2,382,077

Net Assets (100%)		$690,160,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $4,060,487 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

FDR — Finnish Depositary Receipt

CDI — Chess Depositary Interest

PPS — Price Protected Share

At September 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2009	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	13	December-09	$537,023	$543,503	$6,480
FTSE 100 Index	5	December-09	406,560	406,809	249
OMXS 30 Index	2	October-09	26,291	25,676	(615)
S&P 500 Index	13	December-09	3,337,186	3,421,925	84,739
SPI 200 Index	1	December-09	101,329	104,695	3,366
TOPIX Index	6	December-09	623,766	608,255	(15,511)

					$78,708

At September 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/12/09	30	25	$26,379	$25,230	$1,149
British Pound vs. U.S. Dollar, expiring 11/12/09	25	41	39,948	40,800	(852)
British Pound vs. U.S. Dollar, expiring 11/12/09	135	230	215,719	229,605	(13,886)
European Union vs. U.S. Dollar, expiring 11/12/09	60	88	87,801	88,314	(513)
European Union vs. U.S. Dollar, expiring 11/12/09	80	117	117,068	117,232	(164)
European Union vs. U.S. Dollar, expiring 11/12/09	25	36	36,584	35,876	708
European Union vs. U.S. Dollar, expiring 11/12/09	365	526	534,123	526,193	7,930
European Union vs. U.S. Dollar, expiring 11/12/09	30	43	43,901	42,764	1,137
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	4,750	51	52,931	50,788	2,143
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	2,000	21	22,286	21,325	961
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	20,000	211	222,864	211,422	11,442

					$10,055

Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/12/09	43	50	$42,881	$43,965	$(1,084)
Australian Dollar vs. U.S. Dollar, expiring 11/12/09	82	100	82,387	87,929	(5,542)
British Pound vs. U.S. Dollar, expiring 11/12/09	41	25	40,824	39,948	876
British Pound vs. U.S. Dollar, expiring 11/12/09	58	35	57,774	55,927	1,847
British Pound vs. U.S. Dollar, expiring 11/12/09	41	25	40,806	39,948	858
British Pound vs. U.S. Dollar, expiring 11/12/09	83	50	82,754	79,896	2,858
British Pound vs. U.S. Dollar, expiring 11/12/09	41	25	41,220	39,948	1,272
European Union vs. U.S. Dollar, expiring 11/12/09	71	50	71,124	73,168	(2,044)
European Union vs. U.S. Dollar, expiring 11/12/09	109	75	108,690	109,751	(1,061)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union vs. U.S. Dollar, expiring 11/12/09	73	50	$73,431	$73,168	$263
European Union vs. U.S. Dollar, expiring 11/12/09	43	30	42,871	43,901	(1,030)
European Union vs. U.S. Dollar, expiring 11/12/09	107	75	106,573	109,751	(3,178)
European Union vs. U.S. Dollar, expiring 11/12/09	86	60	85,535	87,801	(2,266)
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	65	6,000	64,851	66,859	(2,008)
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	16	1,455	15,663	16,213	(550)
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	32	3,000	31,737	33,430	(1,693)
Japanese Yen vs. U.S. Dollar, expiring 11/12/09	175	16,295	175,260	181,578	(6,318)

					$(18,800)

					$(8,745)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$46,820,172	$50,619,424	$—	$97,439,596
Consumer Staples	18,828,111	23,486,720	—	42,314,831
Energy	24,671,132	38,382,217	—	63,053,349
Financials	36,675,921	72,995,477	—	109,671,398
Health Care	51,435,441	40,796,865	—	92,232,306
Industrials	34,664,191	47,964,995	—	82,629,186
Information Technology	69,961,068	27,565,278	—	97,526,346
Materials	8,764,351	20,639,909	—	29,404,260
Telecommunication Services	10,788,737	33,085,365	—	43,874,102
Utilities	5,772,005	10,821,842	—	16,593,847
Forward Currency Contracts	—	33,444	—	33,444
Futures	94,834	—	—	94,834
Rights
Financials	—	32,173	—	32,173
Short-Term Investments	—	13,004,674	—	13,004,674
Warrants
Financials	—	1,966	—	1,966

Total Asset	$308,475,963	$379,430,349	$—	$687,906,312

Liability:
Forward Currency Contracts	$—	$(42,189)	$—	$(42,189)
Futures	(16,126)	—	—	(16,126)

Total Liability	$(16,126)	$(42,189)	$—	$(58,315)

Total	$308,459,837	$379,388,160	$—	$687,847,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/08	$1,157,242
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	(1,157,242)

Balance as of 9/30/09	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$—

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$323,832,749
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$220,564,952

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,165,450
Aggregate gross unrealized depreciation	(93,484,339)

Net unrealized depreciation	$(9,318,889)

Federal income tax cost of investments	$697,096,923

The Portfolio has a net capital loss carryforward of $27,529,602, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Diversified Consumer Services (0.5%)
Apollo Group, Inc., Class A*	36,600	$2,696,322

Hotels, Restaurants & Leisure (2.6%)
Carnival Corp.	38,100	1,267,968
Marriott International, Inc., Class A	103,608	2,858,545
MGM MIRAGE*	119,500	1,438,780
Starbucks Corp.*	205,300	4,239,445
Wynn Macau Ltd.*	520,800	677,371
Yum! Brands, Inc.	85,100	2,872,976

		13,355,085

Internet & Catalog Retail (5.3%)
Amazon.com, Inc.*	228,100	21,295,416
Expedia, Inc.*	156,512	3,748,463
priceline.com, Inc.*	15,400	2,553,628

		27,597,507

Media (1.5%)
McGraw-Hill Cos., Inc.	209,000	5,254,260
Walt Disney Co.	83,500	2,292,910

		7,547,170

Multiline Retail (0.8%)
Dollar Tree, Inc.*	37,600	1,830,368
Kohl’s Corp.*	42,400	2,418,920

		4,249,288

Specialty Retail (2.6%)
AutoZone, Inc.*	44,900	6,565,278
CarMax, Inc.*	58,100	1,214,290
Lowe’s Cos., Inc.	178,000	3,727,320
O’Reilly Automotive, Inc.*	53,000	1,915,420

		13,422,308

Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc., Class B	68,700	4,444,890

Total Consumer Discretionary		73,312,570

Consumer Staples (6.5%)
Beverages (1.6%)
PepsiCo, Inc.	137,200	8,048,152

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	74,700	4,217,562
CVS Caremark Corp.	130,900	4,678,366
Wal-Mart Stores, Inc.	111,700	5,483,353

		14,379,281

Food Products (0.6%)
Nestle S.A. (Registered)	78,550	3,347,262

Household Products (1.5%)
Procter & Gamble Co.	135,100	7,824,992

Total Consumer Staples		33,599,687

Energy (6.8%)
Energy Equipment & Services (2.9%)
Cameron International Corp.*	91,000	3,441,620
Schlumberger Ltd.	145,900	8,695,640
Smith International, Inc.	97,200	2,789,640

		14,926,900

Oil, Gas & Consumable Fuels (3.9%)
EOG Resources, Inc.	39,800	3,323,698
Exxon Mobil Corp.	67,000	$4,596,870
Murphy Oil Corp.	41,200	2,371,884
Petroleo Brasileiro S.A. (Preference) (ADR), Class A	169,800	6,674,838
Suncor Energy, Inc.	100,600	3,476,736

		20,444,026

Total Energy		35,370,926

Financials (12.2%)
Capital Markets (6.4%)
BlackRock, Inc.	7,900	1,712,878
Charles Schwab Corp.	169,800	3,251,670
Franklin Resources, Inc.	26,400	2,655,840
Goldman Sachs Group, Inc.	34,300	6,323,205
Invesco Ltd.	237,000	5,394,120
Morgan Stanley	106,200	3,279,456
Northern Trust Corp.	63,900	3,716,424
State Street Corp.	129,800	6,827,480

		33,161,073

Commercial Banks (1.9%)
PNC Financial Services Group, Inc.	62,500	3,036,875
U.S. Bancorp	124,200	2,715,012
Wells Fargo & Co.	140,300	3,953,654

		9,705,541

Consumer Finance (0.8%)
American Express Co.	126,200	4,278,180

Diversified Financial Services (3.1%)
Bank of America Corp.	296,600	5,018,472
IntercontinentalExchange, Inc.*	30,100	2,925,419
JPMorgan Chase & Co.	188,000	8,238,160

		16,182,051

Total Financials		63,326,845

Health Care (14.5%)
Biotechnology (2.5%)
Celgene Corp.*	52,900	2,957,110
Gilead Sciences, Inc.*	220,800	10,284,864

		13,241,974

Health Care Equipment & Supplies (2.3%)
Covidien plc	34,000	1,470,840
Intuitive Surgical, Inc.*	19,300	5,061,425
St. Jude Medical, Inc.*	73,400	2,863,334
Stryker Corp.	57,000	2,589,510

		11,985,109

Health Care Providers & Services (7.0%)
Express Scripts, Inc.*	128,300	9,953,514
McKesson Corp.	87,400	5,204,670
Medco Health Solutions, Inc.*	311,800	17,245,658
WellPoint, Inc.*	81,600	3,864,576

		36,268,418

Life Sciences Tools & Services (0.2%)
Illumina, Inc.*	22,800	969,000

Pharmaceuticals (2.5%)
Allergan, Inc.	113,900	6,464,964
Elan Corp. plc (ADR)*	168,200	1,195,902
Novo Nordisk A/S, Class B	31,100	1,947,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	65,300	$3,301,568

		12,909,604

Total Health Care		75,374,105

Industrials (8.4%)
Aerospace & Defense (1.3%)
Lockheed Martin Corp.	32,500	2,537,600
Precision Castparts Corp.	40,000	4,074,800

		6,612,400

Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	95,800	3,367,370
United Parcel Service, Inc., Class B	56,600	3,196,202

		6,563,572

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	107,700	2,861,589

Construction & Engineering (0.2%)
Quanta Services, Inc.*	42,100	931,673

Industrial Conglomerates (0.8%)
3M Co.	40,000	2,952,000
McDermott International, Inc.*	59,000	1,490,930

		4,442,930

Machinery (4.0%)
Danaher Corp.	231,500	15,584,580
Deere & Co.	43,500	1,867,020
PACCAR, Inc.	81,500	3,073,365

		20,524,965

Road & Rail (0.2%)
Union Pacific Corp.	15,100	881,085

Trading Companies & Distributors (0.1%)
Fastenal Co.	13,500	522,450

Total Industrials		43,340,664

Information Technology (29.8%)
Communications Equipment (4.3%)
Cisco Systems, Inc.*	289,300	6,810,122
Juniper Networks, Inc.*	161,600	4,366,432
QUALCOMM, Inc.	241,000	10,840,180

		22,016,734

Computers & Peripherals (6.0%)
Apple, Inc.*	158,600	29,399,682
Toshiba Corp.*	361,000	1,894,179

		31,293,861

Electronic Equipment, Instruments & Components (0.7%)
Dolby Laboratories, Inc., Class A*	92,800	3,544,032

Internet Software & Services (5.4%)
Google, Inc., Class A*	46,200	22,908,270
Tencent Holdings Ltd.	324,000	5,271,760

		28,180,030

IT Services (7.0%)
Accenture plc, Class A	130,200	4,852,554
Automatic Data Processing, Inc.	85,600	3,364,080
Cia Brasileira de Meios de Pagamento	378,000	3,744,581
Mastercard, Inc., Class A	27,800	5,619,770
Visa, Inc., Class A	171,100	11,824,721
Western Union Co.	361,600	6,841,472

		36,247,178

Semiconductors & Semiconductor Equipment (2.5%)
Broadcom Corp., Class A*	96,300	$2,955,447
Intel Corp.	122,000	2,387,540
Marvell Technology Group Ltd.*	328,800	5,323,272
Samsung Electronics Co., Ltd. (GDR)(b)§	5,800	2,005,941

		12,672,200

Software (3.9%)
Autodesk, Inc.*	130,500	3,105,900
McAfee, Inc.*	127,900	5,600,741
Microsoft Corp.	346,900	8,981,241
Salesforce.com, Inc.*	48,200	2,744,026

		20,431,908

Total Information Technology		154,385,943

Materials (3.0%)
Chemicals (2.2%)
Monsanto Co.	56,600	4,380,840
Praxair, Inc.	85,600	6,992,664

		11,373,504

Metals & Mining (0.8%)
Agnico-Eagle Mines Ltd.	6,100	413,885
BHP Billiton Ltd.	119,666	3,983,132

		4,397,017

Total Materials		15,770,521

Telecommunication Services (4.0%)
Wireless Telecommunication Services (4.0%)
American Tower Corp., Class A*	222,700	8,106,280
Crown Castle International Corp.*	337,500	10,584,000
Leap Wireless International, Inc.*	46,122	901,685
MetroPCS Communications, Inc.*	126,400	1,183,104

Total Telecommunication Services		20,775,069

Total Common Stocks (99.4%) (Cost $484,657,288)		515,256,330

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $4,985,855)	$4,985,855	4,985,855

Total Investments (100.4%) (Cost/Amortized Cost $489,643,143)		520,242,185
Other Assets Less Liabilities (-0.4%)		(2,100,836)

Net Assets (100%)		$518,141,349

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $2,005,941 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$72,635,199	$677,371	$—	$73,312,570
Consumer Staples	30,252,425	3,347,262	—	33,599,687
Energy	31,894,190	3,476,736	—	35,370,926
Financials	63,326,845	—	—	63,326,845
Health Care	73,426,935	1,947,170	—	75,374,105
Industrials	43,340,664	—	—	43,340,664
Information Technology	145,214,063	9,171,880	—	154,385,943
Materials	11,787,389	3,983,132	—	15,770,521
Telecommunication Services	20,775,069	—	—	20,775,069
Short-Term Investments	—	4,985,855	—	4,985,855

Total Asset	$492,652,779	$27,589,406	$—	$520,242,185

Total Liability	$—	$—	$—	$—

Total	$492,652,779	$27,589,406	$—	$520,242,185

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$216,856,595
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$153,840,059

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,443,815
Aggregate gross unrealized depreciation	(31,000,618)

Net unrealized appreciation	$29,443,197

Federal income tax cost of investments	$490,798,988

For the nine months ended September 30, 2009, the Portfolio incurred approximately $705 as brokerage commissions with Exane S.A. and $2,519 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $117,707,821 of which $36,616,290 expires in the year 2011, $17,890,565 expires in the year 2012, and $63,200,966 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (1.4%)
BorgWarner, Inc.	31,600	$956,216
Johnson Controls, Inc.	38,600	986,616

		1,942,832

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	61,100	2,033,408

Household Durables (1.6%)
Fortune Brands, Inc.	49,200	2,114,616

Media (5.9%)
Comcast Corp., Class A	195,200	3,296,928
Interpublic Group of Cos., Inc.*	194,000	1,458,880
Omnicom Group, Inc.	44,000	1,625,360
Viacom, Inc., Class B*	57,600	1,615,104

		7,996,272

Total Consumer Discretionary		14,087,128

Consumer Staples (8.7%)
Beverages (2.1%)
PepsiCo, Inc.	47,500	2,786,350

Food & Staples Retailing (2.2%)
Sysco Corp.	36,100	897,085
Wal-Mart Stores, Inc.	43,400	2,130,506

		3,027,591

Household Products (2.4%)
Procter & Gamble Co.	57,200	3,313,024

Personal Products (2.0%)
Avon Products, Inc.	48,500	1,647,060
Estee Lauder Cos., Inc., Class A	28,500	1,056,780

		2,703,840

Total Consumer Staples		11,830,805

Energy (14.8%)
Energy Equipment & Services (3.5%)
Baker Hughes, Inc.	48,600	2,073,276
Halliburton Co.	63,600	1,724,832
Noble Corp.	26,700	1,013,532

		4,811,640

Oil, Gas & Consumable Fuels (11.3%)
Anadarko Petroleum Corp.	34,400	2,157,912
Chevron Corp.	40,400	2,845,372
EOG Resources, Inc.	12,400	1,035,524
Hess Corp.	29,600	1,582,416
Marathon Oil Corp.	51,600	1,646,040
Peabody Energy Corp.	59,000	2,195,980
Ultra Petroleum Corp.*	42,200	2,066,112
Williams Cos., Inc.	101,100	1,806,657

		15,336,013

Total Energy		20,147,653

Financials (13.7%)
Capital Markets (2.5%)
Bank of New York Mellon Corp.	63,200	1,832,168
Morgan Stanley	52,900	1,633,552

		3,465,720

Commercial Banks (2.3%)
City National Corp./California	15,500	603,415
Wells Fargo & Co.	90,500	$2,550,290

		3,153,705

Consumer Finance (1.2%)
Discover Financial Services	102,700	1,666,821

Diversified Financial Services (4.4%)
Bank of America Corp.	118,900	2,011,788
JPMorgan Chase & Co.	89,700	3,930,654

		5,942,442

Insurance (3.3%)
ACE Ltd.*	23,900	1,277,694
Aflac, Inc.	31,700	1,354,858
Principal Financial Group, Inc.	65,900	1,805,001

		4,437,553

Total Financials		18,666,241

Health Care (14.7%)
Biotechnology (2.5%)
Amgen, Inc.*	29,500	1,776,785
Genzyme Corp.*	28,800	1,633,824

		3,410,609

Health Care Equipment & Supplies (4.8%)
Covidien plc	84,100	3,638,166
Medtronic, Inc.	51,800	1,906,240
Zimmer Holdings, Inc.*	16,800	897,960

		6,442,366

Health Care Providers & Services (2.2%)
DaVita, Inc.*	8,700	492,768
Medco Health Solutions, Inc.*	25,700	1,421,467
UnitedHealth Group, Inc.	42,300	1,059,192

		2,973,427

Life Sciences Tools & Services (0.6%)
Millipore Corp.*	11,994	843,538

Pharmaceuticals (4.6%)
Allergan, Inc.	29,600	1,680,096
Merck & Co., Inc.	41,000	1,296,830
Pfizer, Inc.	198,100	3,278,555

		6,255,481

Total Health Care		19,925,421

Industrials (13.0%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	41,300	2,667,980

Air Freight & Logistics (2.2%)
FedEx Corp.	40,800	3,068,976

Airlines (0.8%)
Southwest Airlines Co.	111,900	1,074,240

Industrial Conglomerates (1.5%)
General Electric Co.	128,400	2,108,328

Machinery (4.6%)
Illinois Tool Works, Inc.	57,600	2,460,096
PACCAR, Inc.	64,450	2,430,410
Pall Corp.	40,400	1,304,112

		6,194,618

Road & Rail (1.9%)
Burlington Northern Santa Fe Corp.	17,900	1,428,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ryder System, Inc.	30,600	$1,195,236

		2,624,193

Total Industrials		17,738,335

Information Technology (15.3%)
Computers & Peripherals (5.6%)
Apple, Inc.*	20,000	3,707,400
Hewlett-Packard Co.	60,100	2,837,321
Seagate Technology	72,800	1,107,288

		7,652,009

Semiconductors & Semiconductor Equipment (3.7%)
Broadcom Corp., Class A*	45,500	1,396,395
Intersil Corp., Class A	48,000	734,880
KLA-Tencor Corp.	33,000	1,183,380
Marvell Technology Group Ltd.*	67,800	1,097,682
National Semiconductor Corp.	44,000	627,880

		5,040,217

Software (6.0%)
Autodesk, Inc.*	41,000	975,800
Intuit, Inc.*	31,600	900,600
Microsoft Corp.	140,800	3,645,312
VMware, Inc., Class A*	63,700	2,558,829

		8,080,541

Total Information Technology		20,772,767

Materials (1.2%)
Chemicals (1.2%)
Monsanto Co.	20,900	1,617,660

Total Materials		1,617,660

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	77,400	2,090,574

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.*	287,534	1,135,759

Total Telecommunication Services		3,226,333

Utilities (5.3%)
Electric Utilities (5.1%)
American Electric Power Co., Inc.	68,400	2,119,716
Exelon Corp.	55,300	2,743,986
FirstEnergy Corp.	34,900	1,595,628
Pepco Holdings, Inc.	29,500	438,960

		6,898,290

Independent Power Producers & Energy Traders (0.2%)
Dynegy, Inc., Class A*	102,800	262,140

Total Utilities		7,160,430

Total Common Stocks (99.5%) (Cost $134,411,422)		135,172,773

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $660,202)	$660,202	$660,202

Total Investments (100.0%) (Cost/Amortized Cost $135,071,624)		135,832,975
Other Assets Less Liabilities (0.0%)		26,025

Net Assets (100%)		$135,859,000

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$14,087,128	$—	$—	$14,087,128
Consumer Staples	11,830,805	—	—	11,830,805
Energy	20,147,653	—	—	20,147,653
Financials	18,666,241	—	—	18,666,241
Health Care	19,925,421	—	—	19,925,421
Industrials	17,738,335	—	—	17,738,335
Information Technology	20,772,767	—	—	20,772,767
Materials	1,617,660	—	—	1,617,660
Telecommunication Services	3,226,333	—	—	3,226,333
Utilities	7,160,430	—	—	7,160,430
Short-Term Investments	—	660,202	—	660,202

Total Asset	$135,172,773	$660,202	$—	$135,832,975

Total Liability	$—	$—	$—	$—

Total	$135,172,773	$660,202	$—	$135,832,975

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$50,736,766
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$55,835,878

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,419,440
Aggregate gross unrealized depreciation	(16,375,156)

Net unrealized depreciation	$(955,716)

Federal income tax cost of investments	$136,788,691

For the nine months ended September 30, 2009, the Portfolio incurred approximately $641 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $3,600 with UBS AG, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $7,012,470 of which $5,281,512 expires in the year 2011, and $1,730,958 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.4%)
Media (13.6%)
Comcast Corp., Class A	551,202	$9,309,802
Historic TW, Inc.	155,433	4,473,362
Liberty Media Corp., Entertainment Series, Class A*	84,820	2,638,750
News Corp., Class B	271,400	3,796,886
Time Warner Cable, Inc.	60,487	2,606,385
Viacom, Inc., Class B*	345,428	9,685,801

		32,510,986

Multiline Retail (2.1%)
J.C. Penney Co., Inc.	58,700	1,981,125
Macy’s, Inc.	116,371	2,128,425
Target Corp.	19,700	919,596

		5,029,146

Specialty Retail (1.7%)
Home Depot, Inc.	79,500	2,117,880
Lowe’s Cos., Inc.	89,000	1,863,660

		3,981,540

Total Consumer Discretionary		41,521,672

Consumer Staples (12.4%)
Beverages (2.0%)
Coca-Cola Co.	59,900	3,216,630
Dr. Pepper Snapple Group, Inc.*	57,244	1,645,765

		4,862,395

Food & Staples Retailing (3.2%)
CVS Caremark Corp.	83,500	2,984,290
Wal-Mart Stores, Inc.	96,000	4,712,640

		7,696,930

Food Products (5.0%)
Cadbury plc (ADR)	54,592	2,795,656
Kraft Foods, Inc., Class A	181,336	4,763,697
Unilever N.V. (N.Y. Shares)	149,900	4,326,114

		11,885,467

Household Products (0.4%)
Procter & Gamble Co.	15,300	886,176

Tobacco (1.8%)
Altria Group, Inc.	98,700	1,757,847
Philip Morris International, Inc.	50,800	2,475,992

		4,233,839

Total Consumer Staples		29,564,807

Energy (5.8%)
Energy Equipment & Services (1.5%)
Halliburton Co.	128,200	3,476,784

Oil, Gas & Consumable Fuels (4.3%)
BP plc (ADR)	30,700	1,634,161
Chevron Corp.	49,300	3,472,199
ConocoPhillips	36,100	1,630,276
Royal Dutch Shell plc (ADR), Class A	30,900	1,767,171
Total S.A. (ADR)	31,100	1,842,986

		10,346,793

Total Energy		13,823,577

Financials (20.9%)
Capital Markets (2.8%)
Bank of New York Mellon Corp.	165,487	4,797,468
Goldman Sachs Group, Inc.	10,700	$1,972,545

		6,770,013

Commercial Banks (2.6%)
PNC Financial Services Group, Inc.	52,700	2,560,693
U.S. Bancorp	68,600	1,499,596
Wells Fargo & Co.	71,800	2,023,324

		6,083,613

Diversified Financial Services (4.7%)
Bank of America Corp.	224,330	3,795,664
JPMorgan Chase & Co.	169,900	7,445,018

		11,240,682

Insurance (10.8%)
Aflac, Inc.	23,700	1,012,938
Berkshire Hathaway, Inc., Class B*	620	2,060,260
Chubb Corp.	240,980	12,147,802
MetLife, Inc.	80,400	3,060,828
Torchmark Corp.	42,800	1,858,804
Travelers Cos., Inc.	111,000	5,464,530

		25,605,162

Total Financials		49,699,470

Health Care (15.0%)
Health Care Equipment & Supplies (1.1%)
Boston Scientific Corp.*	259,900	2,752,341

Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	123,400	3,307,120
UnitedHealth Group, Inc.	47,200	1,181,888
WellPoint, Inc.*	29,200	1,382,912

		5,871,920

Pharmaceuticals (11.4%)
Abbott Laboratories, Inc.	32,500	1,607,775
Bristol-Myers Squibb Co.	246,900	5,560,188
Eli Lilly and Co.	73,700	2,434,311
GlaxoSmithKline plc (ADR)	27,200	1,074,672
Pfizer, Inc.	282,800	4,680,340
Roche Holding AG (ADR)	43,100	1,749,860
Schering-Plough Corp.	220,600	6,231,950
Wyeth	78,300	3,803,814

		27,142,910

Total Health Care		35,767,171

Industrials (2.7%)
Aerospace & Defense (0.4%)
Honeywell International, Inc.	25,600	951,040

Electrical Equipment (0.6%)
Emerson Electric Co.	32,800	1,314,624

Industrial Conglomerates (1.3%)
General Electric Co.	191,900	3,150,998

Machinery (0.4%)
Ingersoll-Rand plc	30,100	923,167

Total Industrials		6,339,829

Information Technology (12.8%)
Communications Equipment (1.4%)
Cisco Systems, Inc.*	143,200	3,370,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (4.2%)
Dell, Inc.*	324,761	$4,955,853
Hewlett-Packard Co.	61,000	2,879,810
International Business Machines Corp.	18,700	2,236,707

		10,072,370

Internet Software & Services (3.7%)
eBay, Inc.*	320,000	7,555,200
Yahoo!, Inc.*	63,400	1,129,154

		8,684,354

IT Services (0.8%)
Accenture plc, Class A	31,100	1,159,097
Western Union Co.	35,500	671,660

		1,830,757

Semiconductors & Semiconductor Equipment (2.4%)
Intel Corp.	161,300	3,156,641
KLA-Tencor Corp.	67,800	2,431,308

		5,587,949

Software (0.3%)
Microsoft Corp.	30,700	794,823

Total Information Technology		30,341,181

Materials (5.4%)
Chemicals (0.9%)
E.I. du Pont de Nemours & Co.	68,559	2,203,486

Metals & Mining (1.4%)
Alcoa, Inc.	244,400	3,206,528

Paper & Forest Products (3.1%)
International Paper Co.	334,835	7,443,382

Total Materials		12,853,396

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.7%)
AT&T, Inc.	128,900	3,481,589
Verizon Communications, Inc.	175,900	5,324,493

Total Telecommunication Services		8,806,082

Total Common Stocks (96.1%) (Cost $237,901,459)		228,717,185

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.1%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $12,196,823)	$12,196,823	12,196,823

Total Investments (101.2%) (Cost/Amortized Cost $250,098,282)		240,914,008
Other Assets Less Liabilities (-1.2%)		(2,869,933)

Net Assets (100%)		$238,044,075

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$41,521,672	$—	$—	$41,521,672
Consumer Staples	29,564,807	—	—	29,564,807
Energy	13,823,577	—	—	13,823,577
Financials	49,699,470	—	—	49,699,470
Health Care	35,767,171	—	—	35,767,171
Industrials	6,339,829	—	—	6,339,829
Information Technology	30,341,181	—	—	30,341,181
Materials	12,853,396	—	—	12,853,396
Telecommunication Services	8,806,082	—	—	8,806,082
Short-Term Investments	—	12,196,823	—	12,196,823

Total Asset	$228,717,185	$12,196,823	$—	$240,914,008

Total Liability	$—	$—	$—	$—

Total	$228,717,185	$12,196,823	$—	$240,914,008

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$35,381,808
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$47,400,603

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,390,375
Aggregate gross unrealized depreciation	(28,745,328)

Net unrealized depreciation	$(13,354,953)

Federal income tax cost of investments	$254,268,961

For the nine months ended September 30, 2009, the Portfolio incurred approximately $12 as brokerage commissions with with BIDS Trading, L.P., $322 with Citigroup, Inc., $132 with Exane S.A., $2,883 with Morgan Stanley & Co., Inc., and $2,005 with Sanford C. Bernstein & Co. Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $22,136,216, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (28.3%)
Distributors (3.4%)
Li & Fung Ltd.	4,610,000	$18,588,590

Diversified Consumer Services (2.8%)
New Oriental Education & Technology Group, Inc. (ADR)*	116,451	9,368,483
Strayer Education, Inc.	27,319	5,946,800

		15,315,283

Hotels, Restaurants & Leisure (9.1%)
Ctrip.com International Ltd. (ADR)*	296,453	17,428,472
Las Vegas Sands Corp.*	430,176	7,244,164
Starbucks Corp.*	399,812	8,256,118
Wynn Resorts Ltd.*	230,923	16,370,131

		49,298,885

Household Durables (3.4%)
Gafisa S.A. (ADR)	236,766	7,188,216
Mohawk Industries, Inc.*	67,493	3,218,741
NVR, Inc.*	12,059	7,686,045

		18,093,002

Internet & Catalog Retail (3.7%)
Netflix, Inc.*	77,128	3,560,999
priceline.com, Inc.*	99,329	16,470,735

		20,031,734

Media (4.0%)
Discovery Communications, Inc., Class C*	214,476	5,582,810
Groupe Aeroplan, Inc.	631,538	5,839,654
Morningstar, Inc.*	204,653	9,937,950

		21,360,414

Multiline Retail (0.8%)
Sears Holdings Corp.*	62,859	4,105,321

Specialty Retail (1.1%)
Abercrombie & Fitch Co., Class A	175,495	5,770,276

Total Consumer Discretionary		152,563,505

Energy (7.4%)
Oil, Gas & Consumable Fuels (7.4%)
Petrohawk Energy Corp.*	167,853	4,063,721
Range Resources Corp.	295,919	14,606,562
Ultra Petroleum Corp.*	430,972	21,100,389

Total Energy		39,770,672

Financials (7.9%)
Capital Markets (2.3%)
Calamos Asset Management, Inc., Class A	309,396	4,040,712
Greenhill & Co., Inc.	90,006	8,062,737

		12,103,449

Diversified Financial Services (4.5%)
IntercontinentalExchange, Inc.*	81,768	7,947,032
Leucadia National Corp.*	489,217	12,093,444
Moody’s Corp.	132,758	2,716,229
MSCI, Inc., Class A*	48,438	1,434,734

		24,191,439

Real Estate Management & Development (1.1%)
Brookfield Asset Management, Inc., Class A	269,141	$6,112,192

Total Financials		42,407,080

Health Care (10.6%)
Health Care Equipment & Supplies (3.7%)
Gen-Probe, Inc.*	193,105	8,002,271
Intuitive Surgical, Inc.*	26,341	6,907,927
Mindray Medical International Ltd. (ADR)	156,204	5,098,499

		20,008,697

Life Sciences Tools & Services (5.3%)
Illumina, Inc.*	425,304	18,075,420
Techne Corp.	171,022	10,697,426

		28,772,846

Pharmaceuticals (1.6%)
Allergan, Inc.	112,943	6,410,645
Ironwood Pharmaceuticals, Inc. (Private Placement)(b)*†	185,024	1,887,245

		8,297,890

Total Health Care		57,079,433

Industrials (8.9%)
Air Freight & Logistics (4.1%)
C.H. Robinson Worldwide, Inc.	170,214	9,829,858
Expeditors International of Washington, Inc.	353,124	12,412,309

		22,242,167

Commercial Services & Supplies (0.9%)
Covanta Holding Corp.*	286,673	4,873,441

Construction & Engineering (0.9%)
Aecom Technology Corp.*	174,980	4,748,957

Professional Services (3.0%)
Corporate Executive Board Co.	181,961	4,530,829
IHS, Inc., Class A*	143,269	7,325,344
Monster Worldwide, Inc.*	256,961	4,491,678

		16,347,851

Total Industrials		48,212,416

Information Technology (21.8%)
Communications Equipment (2.0%)
Palm, Inc.*	639,263	11,142,354

Computers & Peripherals (2.0%)
Teradata Corp.*	392,806	10,810,021

Electronic Equipment, Instruments & Components (1.5%)
Byd Co., Ltd., Class H*	962,000	7,925,588

Internet Software & Services (9.5%)
Akamai Technologies, Inc.*	411,165	8,091,727
Alibaba.com Ltd.§	4,554,500	10,578,125
Baidu, Inc. (ADR)*	51,191	20,018,241
Equinix, Inc.*	66,193	6,089,756
Tencent Holdings Ltd.	417,200	6,788,204

		51,566,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

	Number of	Value
	Shares	(Note 1)
IT Services (2.1%)
Redecard S.A.	728,987	$11,270,577

Software (4.7%)
Autodesk, Inc.*	293,384	6,982,539
Rovi Corp.*	107,755	3,620,568
Salesforce.com, Inc.*	256,644	14,610,743

		25,213,850

Total Information Technology		117,928,443

Materials (6.6%)
Chemicals (3.8%)
Intrepid Potash, Inc.*	235,173	5,547,731
Nalco Holding Co.	417,969	8,564,185
Rockwood Holdings, Inc.*	297,594	6,121,509

		20,233,425

Construction Materials (2.8%)
Martin Marietta Materials, Inc.	128,542	11,834,862
Texas Industries, Inc.	80,453	3,378,221

		15,213,083

Total Materials		35,446,508

Telecommunication Services (1.7%)
Wireless Telecommunication Services (1.7%)
Millicom International Cellular S.A.*	50,912	3,703,339
NII Holdings, Inc.*	189,159	5,670,987

Total Telecommunication Services		9,374,326

Total Common Stocks (93.2%) (Cost $526,863,021)		502,782,383

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (6.6%)
JPMorgan Chase Nassau
0.000%, 10/1/09
(Amortized Cost $35,909,056)	$35,909,056	35,909,056

Total Investments (99.8%) (Cost/Amortized Cost $562,772,077)		538,691,439
Other Assets Less Liabilities (0.2%)		856,772

Net Assets (100%)		$539,548,211

*	Non-income producing.

†	Securities (totaling $1,887,245 or 0.3% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2009, the market value of these securities amounted to $10,578,125 or 2.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$133,974,915	$18,588,590	$—	$152,563,505
Energy	39,770,672	—	—	39,770,672
Financials	42,407,080	—	—	42,407,080
Health Care	55,192,188	—	1,887,245	57,079,433
Industrials	48,212,416	—	—	48,212,416
Information Technology	92,636,526	25,291,917	—	117,928,443
Materials	35,446,508	—	—	35,446,508
Telecommunication Services	9,374,326	—	—	9,374,326
Short-Term Investments	—	35,909,056	—	35,909,056

Total Asset	$457,014,631	$79,789,563	$1,887,245	$538,691,439

Total Liability	$—	$—	$—	$—

Total	$457,014,631	$79,789,563	$1,887,245	$538,691,439

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Health Care
Balance as of 12/31/08	$1,887,245
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$1,887,245

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/09.	$—

Investment security transactions for the nine months ended September 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$134,313,551
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$76,299,307

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,560,447
Aggregate gross unrealized depreciation	(81,750,823)

Net unrealized depreciation	$(24,190,376)

Federal income tax cost of investments	$562,881,815

For the nine months ended September 30, 2009, the Portfolio incurred approximately $39 as brokerage commissions with BIDS Trading, L.P., $11,491 with Citigroup, Inc., $462 with Morgan Stanley & Co., Inc., and $900 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $20,518,785, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

Note 1 Valuation

The Portfolios are subject to the provisions of FASB Accounting Standards CodificationTM (“ASC”), "Fair Value Measurements and Disclosure" (ASC 820) (formerly known as SFAS 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio's net assets as of September 30, 2009 is included in the Portfolio of Investments.

Equity securities listed on national securities exchanges, (including securities issued by ETFs) are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day or official closing price, at a bid estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2009 (Unaudited)

Options are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds and notes will be valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued in good faith under the direction of the Trustees.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Investments in the All Asset Allocation Portfolio are valued based on the net asset value per share of each underlying fund, as described above for securities held by such underlying funds. In addition, underlying investment companies traded on a securities exchange in the All Asset Allocation Portfolio are valued based on the official closing price on the date of valuation.

Investments in the EQ/Franklin Templeton Allocation Portfolio, the Crossings Portfolios, and the AXA Strategy Portfolios are valued based on the net asset value per share of each underlying open-end fund, as described above for securities held by such underlying funds.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price on the respective exchange.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2009 (Unaudited)

Treasury Department’s Temporary Guarantee for Money Market Funds

In response to credit market instability, on September 22, 2008 the United States Department of the Treasury (the “Treasury Department”) made available certain funds from its Exchange Stabilization Fund on a temporary basis to assist money market funds in paying their shareholders $1.00 per share upon redemption of fund shares. The Treasury Department’s Temporary Guarantee for Money Market Funds (the “Program”) is limited to assets in money market funds as of the close of business on September 19, 2008 and to shareholders of record as of that date. Participating money market funds are required to make premium payments to participate in the Program. The guarantee would be triggered if a participating money market fund were to be liquidated within thirty days of its net asset value per share falling below $0.995. Upon such a fund’s liquidation, the Program would make up the difference between the liquidation net asset value per share and $1.00. The Treasury Department extended the Program until September 18, 2009. EQ/Money Market Portfolio’s participation in the Program expired on April 30, 2009. On April 7, 2009, the Board declined to participate in the extension of the Program.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned (or dividends declared during the term of the loan) would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment returned. At September 30, 2009, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan Chase and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the investments purchased with cash collateral.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2009 (Unaudited)

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Reverse Repurchase Agreements:

Certain Portfolios may enter into reverse repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of borrowing a fixed rate of return for periods as short as overnight. A reverse repurchase agreement is a contract pursuant to which a financial institution, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the Portfolio which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

All open derivative positions at period end are reflected on each respective Portfolio’s Schedule of Investments and the volume of these open positions relative to the net assets of each respective Portfolio is generally representative of open positions throughout the reporting period for each respective Portfolio.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2009 (Unaudited)

Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

September 30, 2009 (Unaudited)

contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Subsequent Events

The Manager evaluated subsequent events from September 30, 2009, the date of these financial statements, through November 16, 2009, the date these financial statements were available.

The subsequent events include the following:

On or about October 9, 2009, the Crossings Conservative Allocation Portfolio, the Crossings Conservative-Plus Allocation Portfolio, the Crossings Moderate Allocation Portfolio, the Crossings Moderate-Plus Allocation Portfolio and the Crossings Aggressive Allocation Portfolio (“Crossings Portfolios”) were liquidated in accordance with a Plan of Liquidation and Termination (“Plan”). The Board of Trustees, at a meeting held on June 2-3, 2009, approved the Plan.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:     /s/ Steven M. Joenk

Steven M. Joenk

President

November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Steven M. Joenk

Steven M. Joenk

Chief Executive Officer

November 25, 2009

By:     /s/ Brian Walsh

Brian Walsh

Chief Financial Officer and Treasurer

November 25, 2009